UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports to Shareholders.

Semi-Annual Report

31 December 2015

SPDR® Series Trust – Equity Funds

SPDR RUSSELL 3000 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.11%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. TOTAL STOCK MARKET INDEX	RUSSELL 3000 INDEX	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. TOTAL STOCK MARKET INDEX	RUSSELL 3000 INDEX
SIX MONTHS	–1.35%	–1.26%	–1.45%	–1.43%	N/A	N/A	N/A	N/A
ONE YEAR	0.48%	0.53%	0.44%	0.48%	0.48%	0.53%	0.44%	0.48%
THREE YEARS (1)	50.65%	50.90%	50.77%	51.04%	14.64%	14.70%	14.68%	14.75%
FIVE YEARS (1)	76.43%	76.58%	77.37%	77.64%	12.03%	12.04%	12.15%	12.18%
TEN YEARS (1)	102.45%	102.38%	105.63%	103.33%	7.31%	7.30%	7.48%	7.36%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.

SPDR RUSSELL 3000 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2005 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through December 31, 2015.

SPDR RUSSELL 3000 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.	JOHNSON & JOHNSON
MARKET VALUE	$6,824,848	5,050,788	3,662,169	3,296,604	3,204,145
% OF NET ASSETS	2.7	2.0	1.5	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	5.9%
Oil, Gas & Consumable Fuels	4.9
Pharmaceuticals	4.9
Software	4.4
Real Estate Investment Trusts (REITs)	4.0
Biotechnology	3.9
Internet Software & Services	3.9
IT Services	3.7
Technology Hardware, Storage & Peripherals	3.4
Insurance	3.1
Media	3.1
Aerospace & Defense	2.6
Health Care Providers & Services	2.6
Specialty Retail	2.6
Semiconductors & Semiconductor Equipment	2.4
Health Care Equipment & Supplies	2.3
Chemicals	2.2
Hotels, Restaurants & Leisure	2.2
Capital Markets	2.1
Food & Staples Retailing	2.1
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.0
Internet & Catalog Retail	2.0
Beverages	1.9
Diversified Financial Services	1.8
Food Products	1.7
Electric Utilities	1.6
Household Products	1.6
Machinery	1.5
Communications Equipment	1.4
Tobacco	1.3
Energy Equipment & Services	1.0
Multi-Utilities	1.0
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.8
INDUSTRY	% OF NET ASSETS
Road & Rail	0.8%
Airlines	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.6
Electronic Equipment, Instruments & Components	0.6
Household Durables	0.6
Multiline Retail	0.6
Auto Components	0.5
Electrical Equipment	0.5
Containers & Packaging	0.4
Professional Services	0.4
Building Products	0.3
Metals & Mining	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Health Care Technology	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Thrifts & Mortgage Finance	0.2
Construction Materials	0.1
Distributors	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 1000 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.11%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	RUSSELL 1000 INDEX	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	RUSSELL 1000 INDEX
SIX MONTHS	–0.80%	–0.67%	–0.44%	–0.78%	N/A	N/A	N/A	N/A
ONE YEAR	0.86%	0.96%	1.08%	0.92%	0.86%	0.96%	1.08%	0.92%
THREE YEARS (1)	51.51%	51.58%	52.04%	52.12%	14.85%	14.87%	15.00%	15.02%
FIVE YEARS (1)	78.41%	78.43%	79.57%	79.75%	12.28%	12.28%	12.42%	12.45%
TEN YEARS (1)	102.82%	103.08%	104.95%	104.27%	7.33%	7.34%	7.44%	7.41%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.

SPDR RUSSELL 1000 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from December 31, 2005 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through December 31, 2015.

SPDR RUSSELL 1000 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.	JOHNSON & JOHNSON
MARKET VALUE	$2,405,402	1,777,024	1,290,696	1,160,774	1,124,476
% OF NET ASSETS	3.0	2.2	1.6	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	5.8%
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	5.1
Software	4.4
Internet Software & Services	4.0
Biotechnology	3.7
IT Services	3.7
Technology Hardware, Storage & Peripherals	3.7
Real Estate Investment Trusts (REITs)	3.6
Media	3.3
Insurance	3.1
Aerospace & Defense	2.7
Health Care Providers & Services	2.6
Specialty Retail	2.6
Industrial Conglomerates	2.3
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.2
Food & Staples Retailing	2.2
Health Care Equipment & Supplies	2.2
Beverages	2.1
Capital Markets	2.1
Diversified Telecommunication Services	2.1
Hotels, Restaurants & Leisure	2.1
Internet & Catalog Retail	2.0
Diversified Financial Services	1.9
Food Products	1.7
Household Products	1.7
Electric Utilities	1.6
Machinery	1.5
Communications Equipment	1.4
Tobacco	1.4
Multi-Utilities	1.1
Energy Equipment & Services	1.0
INDUSTRY	% OF NET ASSETS
Textiles, Apparel & Luxury Goods	0.9%
Consumer Finance	0.8
Road & Rail	0.8
Airlines	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.6
Household Durables	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Auto Components	0.4
Containers & Packaging	0.4
Professional Services	0.4
Metals & Mining	0.3
Trading Companies & Distributors	0.3
Building Products	0.2
Health Care Technology	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 2000 ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	RUSSELL 2000 INDEX	NET ASSET VALUE	MARKET VALUE	RUSSELL 2000 INDEX
SIX MONTHS	–8.61%	–8.75%	–8.75%	N/A	N/A	N/A
ONE YEAR	–4.34%	–4.36%	–4.41%	–4.34%	–4.36%	–4.41%
SINCE INCEPTION (1)	16.41%	16.37%	16.34%	6.31%	6.29%	6.29%

(1)	For the period July 8, 2013 to December 31, 2015.

SPDR RUSSELL 2000 ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL 2000 ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	STERIS PLC	TYLER TECHNOLOGIES, INC.	DYAX CORP.	CUBESMART	MANHATTAN ASSOCIATES, INC.
MARKET VALUE	$358,694	328,245	300,320	279,040	269,113
% OF NET ASSETS	0.4	0.3	0.3	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	9.3%
Real Estate Investment Trusts (REITs)	9.1
Biotechnology	6.3
Software	4.6
Health Care Equipment & Supplies	3.9
Semiconductors & Semiconductor Equipment	3.4
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	2.7
Health Care Providers & Services	2.7
Machinery	2.7
Specialty Retail	2.7
Insurance	2.6
IT Services	2.5
Internet Software & Services	2.4
Thrifts & Mortgage Finance	2.2
Commercial Services & Supplies	2.1
Pharmaceuticals	2.0
Oil, Gas & Consumable Fuels	1.8
Chemicals	1.7
Food Products	1.7
Communications Equipment	1.6
Media	1.6
Aerospace & Defense	1.4
Professional Services	1.4
Capital Markets	1.3
Gas Utilities	1.3
Household Durables	1.3
Electric Utilities	1.2
Auto Components	1.1
Diversified Consumer Services	1.1
Building Products	0.9
Energy Equipment & Services	0.9
Food & Staples Retailing	0.9
Construction & Engineering	0.8
Textiles, Apparel & Luxury Goods	0.8
INDUSTRY	% OF NET ASSETS
Diversified Telecommunication Services	0.7%
Electrical Equipment	0.7
Life Sciences Tools & Services	0.7
Metals & Mining	0.7
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	0.7
Health Care Technology	0.6
Internet & Catalog Retail	0.6
Paper & Forest Products	0.6
Air Freight & Logistics	0.5
Independent Power Producers & Energy Traders	0.5
Real Estate Management & Development	0.5
Road & Rail	0.5
Consumer Finance	0.4
Containers & Packaging	0.4
Diversified Financial Services	0.4
Multi-Utilities	0.4
Multiline Retail	0.4
Airlines	0.3
Distributors	0.3
Leisure Equipment & Products	0.3
Water Utilities	0.3
Beverages	0.2
Construction Materials	0.2
Household Products	0.2
Personal Products	0.2
Tobacco	0.2
Marine	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	23.4
Liabilities in Excess of Other Assets	(23.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 1000 YIELD FOCUS ETF —

PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SYSCO CORP.	CENTURYLINK, INC.	NATIONAL OILWELL VARCO, INC.	KLA-TENCOR CORP.	GENUINE PARTS CO.
MARKET VALUE	$4,924,510	4,883,078	4,471,853	3,815,429	3,632,202
% OF NET ASSETS	1.5	1.5	1.3	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	9.1%
Insurance	6.3
Oil, Gas & Consumable Fuels	5.2
Electric Utilities	4.9
Multi-Utilities	4.6
Machinery	4.5
Energy Equipment & Services	3.8
Food Products	3.7
IT Services	3.4
Semiconductors & Semiconductor Equipment	3.4
Commercial Services & Supplies	3.2
Containers & Packaging	3.0
Media	2.8
Specialty Retail	2.8
Chemicals	2.5
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.2
Diversified Telecommunication Services	2.0
Beverages	1.8
Household Products	1.7
Technology Hardware, Storage & Peripherals	1.7
Electrical Equipment	1.6
Food & Staples Retailing	1.5
Aerospace & Defense	1.4
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.3
Gas Utilities	1.3
INDUSTRY	% OF NET ASSETS
Multiline Retail	1.3%
Leisure Equipment & Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Distributors	1.1
Household Durables	1.1
Software	1.0
Diversified Consumer Services	0.9
Air Freight & Logistics	0.7
Automobiles	0.6
Health Care Providers & Services	0.6
Road & Rail	0.6
Communications Equipment	0.5
Construction & Engineering	0.5
Health Care Equipment & Supplies	0.4
Professional Services	0.4
Thrifts & Mortgage Finance	0.3
Airlines	0.2
Auto Components	0.2
Building Products	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Water Utilities	0.2
Wireless Telecommunication Services	0.2
Banks	0.1
Consumer Finance	0.1
Diversified Financial Services	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	LEAR CORP.	KROGER CO.	VALERO ENERGY CORP.	TYSON FOODS, INC.	MANPOWERGROUP, INC.
MARKET VALUE	$2,258,721	2,247,317	2,198,728	2,165,891	2,152,767
% OF NET ASSETS	0.7	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Insurance	6.3%
Health Care Providers & Services	5.4
IT Services	4.2
Oil, Gas & Consumable Fuels	4.1
Specialty Retail	4.1
Real Estate Investment Trusts (REITs)	3.9
Machinery	3.5
Chemicals	3.4
Aerospace & Defense	3.2
Media	3.2
Food Products	2.7
Hotels, Restaurants & Leisure	2.6
Multi-Utilities	2.6
Semiconductors & Semiconductor Equipment	2.6
Electric Utilities	2.5
Health Care Equipment & Supplies	2.5
Software	2.2
Airlines	2.0
Electronic Equipment, Instruments & Components	2.0
Auto Components	1.9
Food & Staples Retailing	1.8
Household Durables	1.7
Professional Services	1.7
Capital Markets	1.6
Containers & Packaging	1.5
Energy Equipment & Services	1.5
Commercial Services & Supplies	1.4
Beverages	1.2
Building Products	1.1
Diversified Financial Services	1.1
Life Sciences Tools & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Banks	1.0
Biotechnology	1.0
Electrical Equipment	1.0
Technology Hardware, Storage & Peripherals	1.0
INDUSTRY	% OF NET ASSETS
Construction & Engineering	0.8%
Household Products	0.8
Internet & Catalog Retail	0.8
Internet Software & Services	0.8
Multiline Retail	0.8
Metals & Mining	0.7
Personal Products	0.7
Road & Rail	0.7
Air Freight & Logistics	0.6
Automobiles	0.6
Communications Equipment	0.6
Consumer Finance	0.6
Diversified Consumer Services	0.6
Gas Utilities	0.6
Leisure Equipment & Products	0.6
Trading Companies & Distributors	0.6
Real Estate Management & Development	0.5
Industrial Conglomerates	0.4
Distributors	0.3
Diversified Telecommunication Services	0.3
Pharmaceuticals	0.3
Water Utilities	0.3
Wireless Telecommunication Services	0.3
Tobacco	0.2
Construction Materials	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Marine	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SYSCO CORP.	AMERISOURCEBERGEN CORP.	KROGER CO.	GENUINE PARTS CO.	KIMBERLY-CLARK CORP.
MARKET VALUE	$4,269,945	4,054,024	3,355,352	3,338,029	3,293,378
% OF NET ASSETS	1.3	1.2	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Insurance	10.8%
Food Products	5.9
Health Care Providers & Services	5.2
IT Services	4.9
Electric Utilities	4.0
Real Estate Investment Trusts (REITs)	3.9
Machinery	3.8
Multi-Utilities	3.8
Specialty Retail	3.4
Health Care Equipment & Supplies	3.2
Media	3.1
Chemicals	3.0
Containers & Packaging	2.8
Aerospace & Defense	2.4
Commercial Services & Supplies	2.4
Food & Staples Retailing	2.3
Household Products	2.2
Beverages	2.0
Semiconductors & Semiconductor Equipment	1.9
Multiline Retail	1.8
Professional Services	1.8
Capital Markets	1.4
Household Durables	1.4
Gas Utilities	1.2
Hotels, Restaurants & Leisure	1.2
Software	1.2
Auto Components	1.1
Electronic Equipment, Instruments & Components	1.1
Life Sciences Tools & Services	1.1
Distributors	1.0
Diversified Financial Services	1.0
Electrical Equipment	1.0
Road & Rail	0.9
INDUSTRY	% OF NET ASSETS
Trading Companies & Distributors	0.9%
Leisure Equipment & Products	0.8
Textiles, Apparel & Luxury Goods	0.8
Airlines	0.7
Diversified Telecommunication Services	0.7
Oil, Gas & Consumable Fuels	0.7
Construction & Engineering	0.6
Energy Equipment & Services	0.6
Internet Software & Services	0.6
Metals & Mining	0.6
Air Freight & Logistics	0.5
Communications Equipment	0.5
Diversified Consumer Services	0.5
Personal Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Banks	0.3
Building Products	0.3
Industrial Conglomerates	0.3
Internet & Catalog Retail	0.3
Water Utilities	0.3
Independent Power Producers & Energy Traders	0.2
Automobiles	0.1
Consumer Finance	0.1
Marine	0.1
Paper & Forest Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Wireless Telecommunication Services	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 500 BUYBACK ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/4/15, 2/5/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Buyback ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 500 BUYBACK INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 BUYBACK INDEX
SIX MONTHS	–6.49%	–6.49%	–6.29%	N/A	N/A	N/A
SINCE INCEPTION (1)	–5.86%	–5.87%	–5.53%	N/A	N/A	N/A

(1)	For the period February 4, 2015 to December 31, 2015.

SPDR S&P 500 BUYBACK ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 500 BUYBACK ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	NVIDIA CORP.	SANDISK CORP.	VERISIGN, INC.	AMERISOURCEBERGEN CORP.	VALERO ENERGY CORP.
MARKET VALUE	$120,864	116,492	111,210	107,755	105,216
% OF NET ASSETS	1.3	1.3	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Insurance	11.7%
Specialty Retail	8.5
Media	5.9
Chemicals	4.9
Technology Hardware, Storage & Peripherals	4.8
Aerospace & Defense	4.3
Health Care Providers & Services	4.2
Oil, Gas & Consumable Fuels	4.1
Capital Markets	4.0
Machinery	4.0
Communications Equipment	3.8
Airlines	3.3
IT Services	3.0
Construction & Engineering	2.9
Hotels, Restaurants & Leisure	2.9
Semiconductors & Semiconductor Equipment	2.4
Internet Software & Services	2.3
Biotechnology	2.1
Commercial Services & Supplies	2.0
INDUSTRY	% OF NET ASSETS
Consumer Finance	2.0%
Energy Equipment & Services	1.8
Multiline Retail	1.8
Auto Components	1.1
Automobiles	1.1
Containers & Packaging	1.1
Diversified Financial Services	1.1
Health Care Equipment & Supplies	1.1
Software	1.1
Trading Companies & Distributors	1.1
Beverages	1.0
Food & Staples Retailing	1.0
Industrial Conglomerates	1.0
Household Durables	0.9
Food Products	0.8
Textiles, Apparel & Luxury Goods	0.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 500 GROWTH ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 500 GROWTH INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 GROWTH INDEX
SIX MONTHS	2.59%	2.52%	2.65%	N/A	N/A	N/A
ONE YEAR	5.38%	5.32%	5.52%	5.38%	5.32%	5.52%
THREE YEARS	59.97%	59.99%	60.95%	16.95%	16.96%	17.20%
FIVE YEARS (1)	90.99%	90.92%	93.05%	13.82%	13.81%	14.06%
TEN YEARS (1)	129.81%	129.73%	130.37%	8.68%	8.67%	8.70%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 500 GROWTH ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2005 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through December 31, 2015.

SPDR S&P 500 GROWTH ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	AMAZON.COM, INC.	FACEBOOK, INC.	ALPHABET, INC.
MARKET VALUE	$38,381,796	28,977,981	16,981,060	15,536,568	14,810,198
% OF NET ASSETS	6.4	4.8	2.8	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Internet Software & Services	8.0%
Software	7.6
Technology Hardware, Storage & Peripherals	6.6
Biotechnology	6.1
IT Services	5.9
Pharmaceuticals	5.7
Specialty Retail	4.5
Internet & Catalog Retail	4.3
Media	4.0
Real Estate Investment Trusts (REITs)	4.0
Semiconductors & Semiconductor Equipment	3.2
Aerospace & Defense	3.0
Industrial Conglomerates	3.0
Beverages	2.8
Health Care Equipment & Supplies	2.6
Hotels, Restaurants & Leisure	2.5
Tobacco	2.5
Health Care Providers & Services	2.4
Chemicals	1.9
Food Products	1.8
Food & Staples Retailing	1.5
Capital Markets	1.4
Textiles, Apparel & Luxury Goods	1.4
Oil, Gas & Consumable Fuels	1.2
Diversified Financial Services	1.0
Life Sciences Tools & Services	1.0
Communications Equipment	0.9
Diversified Telecommunication Services	0.9
INDUSTRY	% OF NET ASSETS
Household Products	0.9%
Insurance	0.9
Machinery	0.6
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Household Durables	0.5
Professional Services	0.5
Airlines	0.3
Auto Components	0.3
Electronic Equipment, Instruments & Components	0.3
Multiline Retail	0.3
Road & Rail	0.3
Building Products	0.2
Construction Materials	0.2
Containers & Packaging	0.2
Electrical Equipment	0.2
Health Care Technology	0.2
Multi-Utilities	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Consumer Finance	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 500 VALUE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX
SIX MONTHS	–2.70%	–2.72%	–2.70%	N/A	N/A	N/A
ONE YEAR	–3.20%	–3.27%	–3.13%	–3.20%	–3.27%	–3.13%
THREE YEARS	42.84%	42.85%	43.65%	12.62%	12.62%	12.84%
FIVE YEARS (1)	66.55%	66.48%	68.23%	10.74%	10.73%	10.97%
TEN YEARS (1)	76.78%	76.71%	75.70%	5.86%	5.86%	5.80%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.

SPDR S&P 500 VALUE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2005 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through December 31, 2015.

SPDR S&P 500 VALUE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	EXXON MOBIL CORP.	WELLS FARGO & CO.	BERKSHIRE HATHAWAY, INC.	JPMORGAN CHASE & CO.	PROCTER & GAMBLE CO
MARKET VALUE	$8,152,011	6,345,715	6,214,595	6,106,388	5,429,818
% OF NET ASSETS	3.7	2.9	2.8	2.8	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	12.3%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	5.9
Insurance	4.6
Diversified Telecommunication Services	4.0
Electric Utilities	3.5
Food & Staples Retailing	3.2
Diversified Financial Services	3.1
Health Care Providers & Services	3.1
Household Products	3.0
Capital Markets	2.8
Aerospace & Defense	2.4
Chemicals	2.3
Industrial Conglomerates	2.2
Multi-Utilities	2.1
Energy Equipment & Services	2.0
Media	2.0
Communications Equipment	1.9
Beverages	1.8
Machinery	1.8
Health Care Equipment & Supplies	1.7
Consumer Finance	1.6
Food Products	1.6
Semiconductors & Semiconductor Equipment	1.6
Real Estate Investment Trusts (REITs)	1.4
Technology Hardware, Storage & Peripherals	1.4
Automobiles	1.3
IT Services	1.3
INDUSTRY	% OF NET ASSETS
Biotechnology	1.2%
Hotels, Restaurants & Leisure	1.2
Road & Rail	1.2
Airlines	1.0
Software	1.0
Air Freight & Logistics	0.9
Multiline Retail	0.9
Electrical Equipment	0.7
Tobacco	0.7
Specialty Retail	0.6
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.5
Metals & Mining	0.5
Containers & Packaging	0.4
Textiles, Apparel & Luxury Goods	0.4
Commercial Services & Supplies	0.3
Household Durables	0.3
Internet Software & Services	0.3
Life Sciences Tools & Services	0.3
Construction & Engineering	0.2
Distributors	0.2
Trading Companies & Distributors	0.2
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Professional Services	0.1
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 500 HIGH DIVIDEND ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	AGL RESOURCES, INC.	KLA-TENCOR CORP.	PUBLIC STORAGE	TECO ENERGY, INC.	GENERAL ELECTRIC CO.
MARKET VALUE	$73,254	72,055	66,631	66,465	65,820
% OF NET ASSETS	1.7	1.7	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	16.7%
Multi-Utilities	14.2
Electric Utilities	13.8
Oil, Gas & Consumable Fuels	6.7
Diversified Telecommunication Services	4.9
Tobacco	4.0
Energy Equipment & Services	3.4
Hotels, Restaurants & Leisure	2.7
Automobiles	2.6
Commercial Services & Supplies	2.6
Chemicals	2.5
Pharmaceuticals	2.3
Gas Utilities	1.7
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.5
Leisure Equipment & Products	1.5
INDUSTRY	% OF NET ASSETS
Food & Staples Retailing	1.4%
Household Products	1.4
IT Services	1.4
Insurance	1.4
Aerospace & Defense	1.3
Banks	1.3
Textiles, Apparel & Luxury Goods	1.3
Software	1.2
Biotechnology	1.1
Household Durables	1.1
Machinery	1.1
Consumer Finance	0.9
Technology Hardware, Storage & Peripherals	0.9
Specialty Retail	0.8
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 500 FOSSIL FUEL FREE ETF — PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.	JOHNSON & JOHNSON	AMAZON.COM, INC.
MARKET VALUE	$2,035,202	1,537,295	1,020,412	985,701	902,989
% OF NET ASSETS	3.5	2.6	1.7	1.7	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	6.3%
Pharmaceuticals	6.1
Software	4.6
Internet Software & Services	4.5
Technology Hardware, Storage & Peripherals	4.3
Biotechnology	3.9
IT Services	3.9
Media	3.2
Health Care Providers & Services	2.9
Insurance	2.9
Aerospace & Defense	2.8
Real Estate Investment Trusts (REITs)	2.8
Industrial Conglomerates	2.7
Specialty Retail	2.7
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.5
Beverages	2.4
Health Care Equipment & Supplies	2.3
Internet & Catalog Retail	2.3
Capital Markets	2.2
Chemicals	2.2
Diversified Financial Services	2.1
Household Products	2.0
Hotels, Restaurants & Leisure	1.9
Food Products	1.8
Tobacco	1.7
Communications Equipment	1.5
Electric Utilities	1.4
Machinery	1.2
Multi-Utilities	1.2
INDUSTRY	% OF NET ASSETS
Energy Equipment & Services	1.1%
Oil, Gas & Consumable Fuels	1.1
Textiles, Apparel & Luxury Goods	1.0
Consumer Finance	0.9
Road & Rail	0.8
Air Freight & Logistics	0.7
Airlines	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.7
Multiline Retail	0.7
Electrical Equipment	0.5
Auto Components	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Containers & Packaging	0.3
Professional Services	0.3
Trading Companies & Distributors	0.2
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Metals & Mining	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL SMALL CAP COMPLETENESS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	RUSSELL SMALL CAP COMPLETENESS INDEX	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	RUSSELL SMALL CAP COMPLETENESS INDEX
SIX MONTHS	–7.85%	–7.84%	–5.24%	–7.78%	N/A	N/A	N/A	N/A
ONE YEAR	–3.50%	–3.48%	0.02%	–3.41%	–3.50%	–3.48%	0.02%	–3.41%
THREE YEARS (1)	42.84%	42.92%	50.44%	43.67%	12.62%	12.64%	14.59%	12.85%
FIVE YEARS (1)	66.13%	65.95%	75.68%	62.96%	10.68%	10.66%	11.93%	10.26%
TEN YEARS (1)	119.45%	118.59%	133.32%	108.84%	8.18%	8.13%	8.84%	7.64%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.

SPDR RUSSELL SMALL CAP COMPLETENESS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from December 31, 2005 through July 8, 2013 and the Russell Small Cap Completeness Index from July 9, 2013 through December 31, 2015.

SPDR RUSSELL SMALL CAP COMPLETENESS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	LINKEDIN CORP.	TESLA MOTORS, INC.	BIOMARIN PHARMACEUTICAL, INC.	INCYTE CORP.	LAS VEGAS SANDS CORP.
MARKET VALUE	$431,703	431,538	320,356	311,252	302,891
% OF NET ASSETS	0.6	0.6	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	10.0%
Banks	5.9
Biotechnology	5.0
Software	4.6
Insurance	4.4
Hotels, Restaurants & Leisure	3.4
IT Services	3.3
Health Care Equipment & Supplies	3.1
Machinery	3.1
Media	3.1
Internet Software & Services	2.5
Specialty Retail	2.5
Electronic Equipment, Instruments & Components	2.4
Oil, Gas & Consumable Fuels	2.4
Chemicals	2.3
Semiconductors & Semiconductor Equipment	2.3
Health Care Providers & Services	2.2
Aerospace & Defense	1.7
Capital Markets	1.7
Food Products	1.7
Commercial Services & Supplies	1.5
Communications Equipment	1.4
Household Durables	1.4
Electric Utilities	1.2
Professional Services	1.2
Building Products	1.1
Life Sciences Tools & Services	1.1
Pharmaceuticals	1.1
Thrifts & Mortgage Finance	1.1
Containers & Packaging	1.0
Energy Equipment & Services	1.0
Gas Utilities	1.0
Auto Components	0.9
Electrical Equipment	0.9
Diversified Financial Services	0.8
Internet & Catalog Retail	0.8
INDUSTRY	% OF NET ASSETS
Metals & Mining	0.8%
Road & Rail	0.8
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	0.8
Airlines	0.7
Automobiles	0.7
Diversified Consumer Services	0.7
Food & Staples Retailing	0.7
Real Estate Management & Development	0.7
Textiles, Apparel & Luxury Goods	0.7
Construction & Engineering	0.6
Consumer Finance	0.6
Health Care Technology	0.6
Leisure Equipment & Products	0.5
Multi-Utilities	0.5
Water Utilities	0.5
Distributors	0.4
Diversified Telecommunication Services	0.4
Personal Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Independent Power Producers & Energy Traders	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
Air Freight & Logistics	0.2
Household Products	0.2
Industrial Conglomerates	0.2
Beverages	0.1
Construction Materials	0.1
Marine	0.1
Tobacco	0.1
Transportation Infrastructure	0.1
Short-Term Investments	13.4
Liabilities in Excess of Other Assets	(12.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 400 MID CAP GROWTH ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P MIDCAP 400 GROWTH INDEX	NET ASSET VALUE	MARKET VALUE	S&P MIDCAP 400 GROWTH INDEX
SIX MONTHS	–4.29%	–4.37%	–4.24%	N/A	N/A	N/A
ONE YEAR	1.93%	1.92%	2.02%	1.93%	1.92%	2.02%
THREE YEARS	44.96%	44.93%	45.70%	13.17%	13.17%	13.38%
FIVE YEARS (1)	67.85%	67.72%	69.26%	10.91%	10.90%	11.10%
TEN YEARS (1)	138.73%	138.82%	133.59%	9.09%	9.10%	8.86%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 400 MID CAP GROWTH ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from December 31, 2005 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through December 31, 2015.

SPDR S&P 400 MID CAP GROWTH ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	EXTRA SPACE STORAGE, INC.	ACUITY BRANDS, INC.	ALASKA AIR GROUP, INC.	UDR, INC.	HOLOGIC, INC.
MARKET VALUE	$4,586,832	4,311,973	4,276,047	4,142,731	4,007,975
% OF NET ASSETS	1.4	1.4	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	12.8%
Software	8.4
Health Care Equipment & Supplies	7.3
IT Services	6.0
Banks	4.8
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	3.3
Household Durables	3.3
Food Products	3.1
Diversified Financial Services	3.0
Machinery	2.8
Insurance	2.7
Life Sciences Tools & Services	2.7
Building Products	2.6
Chemicals	2.4
Airlines	2.3
Capital Markets	2.3
Electronic Equipment, Instruments & Components	2.1
Commercial Services & Supplies	1.9
Electrical Equipment	1.7
Semiconductors & Semiconductor Equipment	1.5
Containers & Packaging	1.3
Media	1.3
Communications Equipment	1.2
Distributors	1.2
Real Estate Management & Development	1.2
Textiles, Apparel & Luxury Goods	1.2
INDUSTRY	% OF NET ASSETS
Specialty Retail	1.1%
Leisure Equipment & Products	1.0
Professional Services	1.0
Biotechnology	0.9
Gas Utilities	0.8
Aerospace & Defense	0.7
Diversified Consumer Services	0.7
Internet Software & Services	0.7
Pharmaceuticals	0.6
Food & Staples Retailing	0.5
Auto Components	0.4
Construction Materials	0.4
Water Utilities	0.4
Personal Products	0.3
Road & Rail	0.3
Trading Companies & Distributors	0.3
Automobiles	0.2
Beverages	0.2
Electric Utilities	0.2
Health Care Technology	0.2
Metals & Mining	0.2
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.2
Construction & Engineering	0.1
Household Products	0.1
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 400 MID CAP VALUE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P MIDCAP 400 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P MIDCAP 400 VALUE INDEX
SIX MONTHS	–8.25%	–8.20%	–8.14%	N/A	N/A	N/A
ONE YEAR	–6.80%	–6.80%	–6.65%	–6.80%	–6.80%	–6.65%
THREE YEARS (1)	39.43%	39.54%	40.49%	11.72%	11.75%	12.01%
FIVE YEARS (1)	60.65%	60.73%	62.47%	9.95%	9.96%	10.19%
TEN YEARS (1)	91.19%	91.46%	104.40%	6.70%	6.71%	7.41%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 400 MID CAP VALUE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from December 31, 2005 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through December 31, 2015.

SPDR S&P 400 MID CAP VALUE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	NEW YORK COMMUNITY BANCORP, INC.	EVEREST RE GROUP, LTD.	ALLEGHANY CORP.	HOLLYFRONTIER CORP.	ALLIANT ENERGY CORP.
MARKET VALUE	$1,705,734	1,699,258	1,603,455	1,572,583	1,525,154
% OF NET ASSETS	1.1	1.1	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	8.8%
Insurance	8.6
Banks	6.3
Machinery	5.6
Electronic Equipment, Instruments & Components	5.5
Specialty Retail	4.2
Chemicals	3.8
Electric Utilities	3.6
Oil, Gas & Consumable Fuels	3.4
Aerospace & Defense	2.7
Energy Equipment & Services	2.7
Gas Utilities	2.6
Metals & Mining	2.6
Semiconductors & Semiconductor Equipment	2.5
Multi-Utilities	2.3
IT Services	2.2
Health Care Providers & Services	2.0
Capital Markets	1.8
Household Durables	1.8
Media	1.8
Containers & Packaging	1.7
Commercial Services & Supplies	1.6
Professional Services	1.5
Food Products	1.4
Health Care Equipment & Supplies	1.2
Road & Rail	1.2
Thrifts & Mortgage Finance	1.2
Construction & Engineering	1.1
Technology Hardware, Storage & Peripherals	1.1
INDUSTRY	% OF NET ASSETS
Trading Companies & Distributors	1.0%
Hotels, Restaurants & Leisure	0.9
Software	0.9
Communications Equipment	0.8
Electrical Equipment	0.8
Industrial Conglomerates	0.8
Diversified Consumer Services	0.7
Food & Staples Retailing	0.7
Leisure Equipment & Products	0.7
Personal Products	0.6
Auto Components	0.5
Multiline Retail	0.5
Paper & Forest Products	0.5
Consumer Finance	0.4
Life Sciences Tools & Services	0.4
Marine	0.4
Textiles, Apparel & Luxury Goods	0.4
Water Utilities	0.3
Wireless Telecommunication Services	0.3
Automobiles	0.2
Health Care Technology	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Internet Software & Services	0.2
Beverages	0.1
Independent Power Producers & Energy Traders	0.1
Pharmaceuticals	0.1
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 600 SMALL CAP ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 INDEX	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 INDEX
SIX MONTHS	–5.95%	–5.95%	–5.89%	N/A	N/A	N/A
ONE YEAR	–2.07%	–1.96%	–1.97%	–2.07%	–1.96%	–1.97%
THREE YEARS	45.72%	45.75%	46.50%	13.37%	13.38%	13.58%
FIVE YEARS (1)	70.80%	70.69%	72.15%	11.30%	11.29%	11.48%
TEN YEARS (1)	127.75%	128.08%	116.00%	8.58%	8.59%	8.01%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

SPDR S&P 600 SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from December 31, 2005 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through December 31, 2015.

SPDR S&P 600 SMALL CAP ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	PIEDMONT NATURAL GAS CO., INC.	ABIOMED, INC.	HEARTLAND PAYMENT SYSTEMS, INC.	EPR PROPERTIES	POOL CORP.
MARKET VALUE	$2,928,775	2,280,383	2,258,517	2,249,857	2,223,389
% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	9.4%
Real Estate Investment Trusts (REITs)	7.7
Health Care Equipment & Supplies	4.7
Electronic Equipment, Instruments & Components	4.1
Specialty Retail	4.1
Machinery	3.6
Semiconductors & Semiconductor Equipment	3.6
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	3.0
Commercial Services & Supplies	2.9
Insurance	2.8
Software	2.6
Gas Utilities	2.5
IT Services	2.3
Pharmaceuticals	2.3
Chemicals	2.1
Food Products	1.9
Communications Equipment	1.8
Professional Services	1.8
Aerospace & Defense	1.7
Capital Markets	1.7
Thrifts & Mortgage Finance	1.6
Household Durables	1.5
Internet Software & Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Biotechnology	1.4
Building Products	1.4
Energy Equipment & Services	1.4
Health Care Technology	1.4
Paper & Forest Products	1.3
Construction & Engineering	1.2
Electrical Equipment	1.1
Oil, Gas & Consumable Fuels	1.1
INDUSTRY	% OF NET ASSETS
Auto Components	1.0%
Consumer Finance	0.9
Distributors	0.9
Airlines	0.8
Diversified Telecommunication Services	0.8
Metals & Mining	0.8
Multi-Utilities	0.8
Air Freight & Logistics	0.7
Media	0.7
Road & Rail	0.7
Technology Hardware, Storage & Peripherals	0.7
Electric Utilities	0.6
Life Sciences Tools & Services	0.6
Trading Companies & Distributors	0.5
Diversified Consumer Services	0.4
Food & Staples Retailing	0.3
Household Products	0.3
Internet & Catalog Retail	0.3
Leisure Equipment & Products	0.3
Marine	0.3
Construction Materials	0.2
Tobacco	0.2
Water Utilities	0.2
Automobiles	0.1
Multiline Retail	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	17.7
Liabilities in Excess of Other Assets	(17.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 600 SMALL CAP GROWTH ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 GROWTH INDEX	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 GROWTH INDEX
SIX MONTHS	–4.51%	–4.49%	–4.40%	N/A	N/A	N/A
ONE YEAR	2.64%	2.65%	2.78%	2.64%	2.65%	2.78%
THREE YEARS	51.56%	51.64%	52.34%	14.87%	14.89%	15.07%
FIVE YEARS (1)	79.41%	79.37%	80.84%	12.40%	12.40%	12.58%
TEN YEARS (1)	147.61%	147.37%	132.53%	9.49%	9.48%	8.81%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.

SPDR S&P 600 SMALL CAP GROWTH ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2005 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through December 31, 2015.

SPDR S&P 600 SMALL CAP GROWTH ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	PIEDMONT NATURAL GAS CO., INC.	ABIOMED, INC.	HEARTLAND PAYMENT SYSTEMS, INC.	POOL CORP.	PRIVATEBANCORP, INC.
MARKET VALUE	$8,251,079	6,426,221	6,359,198	6,277,333	5,913,976
% OF NET ASSETS	1.4	1.1	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	11.0%
Real Estate Investment Trusts (REITs)	7.8
Health Care Equipment & Supplies	7.4
Semiconductors & Semiconductor Equipment	4.4
Pharmaceuticals	3.9
Hotels, Restaurants & Leisure	3.8
Health Care Providers & Services	3.5
Software	3.5
IT Services	2.9
Electronic Equipment, Instruments & Components	2.7
Professional Services	2.6
Commercial Services & Supplies	2.5
Biotechnology	2.4
Insurance	2.4
Machinery	2.4
Building Products	2.3
Capital Markets	2.3
Specialty Retail	2.2
Food Products	2.1
Internet Software & Services	2.1
Household Durables	2.0
Health Care Technology	1.9
Auto Components	1.4
Gas Utilities	1.4
Thrifts & Mortgage Finance	1.4
Communications Equipment	1.3
Distributors	1.3
Airlines	1.2
INDUSTRY	% OF NET ASSETS
Chemicals	1.2
Life Sciences Tools & Services	1.1
Oil, Gas & Consumable Fuels	1.1
Aerospace & Defense	1.0
Construction & Engineering	1.0
Diversified Telecommunication Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Paper & Forest Products	0.8
Electrical Equipment	0.6
Marine	0.6
Technology Hardware, Storage & Peripherals	0.6
Leisure Equipment & Products	0.5
Construction Materials	0.4
Energy Equipment & Services	0.4
Household Products	0.4
Internet & Catalog Retail	0.4
Road & Rail	0.4
Air Freight & Logistics	0.3
Consumer Finance	0.3
Metals & Mining	0.3
Water Utilities	0.3
Automobiles	0.1
Media	0.1
Short-Term Investments	15.5
Liabilities in Excess of Other Assets	(15.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 600 SMALL CAP VALUE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P SMALLCAP 600 VALUE INDEX
SIX MONTHS	–7.52%	–7.53%	–7.39%	N/A	N/A	N/A
ONE YEAR	–6.82%	–6.87%	–6.67%	–6.82%	–6.87%	–6.67%
THREE YEARS	39.43%	39.45%	40.49%	11.72%	11.72%	12.01%
FIVE YEARS (1)	62.00%	61.90%	63.79%	10.13%	10.12%	10.37%
TEN YEARS (1)	109.19%	109.38%	99.81%	7.66%	7.67%	7.17%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.

SPDR S&P 600 SMALL CAP VALUE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10, 000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2005 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through December 31, 2015.

SPDR S&P 600 SMALL CAP VALUE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDING AS OF DECEMBER 31, 2015

DESCRIPTION	EMCOR GROUP, INC.	NEW JERSEY RESOURCES CORP.	SOUTHWEST GAS CORP.	NORTHWESTERN CORP.	LACLEDE GROUP, INC.
MARKET VALUE	$4,259,082	3,999,992	3,697,375	3,694,317	3,640,882
% OF NET ASSETS	1.0	0.9	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	7.8%
Banks	7.5
Specialty Retail	6.1
Electronic Equipment, Instruments & Components	5.6
Machinery	5.1
Gas Utilities	3.7
Commercial Services & Supplies	3.3
Insurance	3.3
Chemicals	3.1
Health Care Providers & Services	3.0
Semiconductors & Semiconductor Equipment	2.8
Aerospace & Defense	2.5
Energy Equipment & Services	2.5
Communications Equipment	2.2
Hotels, Restaurants & Leisure	2.1
Textiles, Apparel & Luxury Goods	2.1
Thrifts & Mortgage Finance	1.9
Food Products	1.8
Paper & Forest Products	1.8
Health Care Equipment & Supplies	1.7
Consumer Finance	1.6
Electrical Equipment	1.6
IT Services	1.6
Multi-Utilities	1.6
Software	1.6
Construction & Engineering	1.4
Air Freight & Logistics	1.3
Electric Utilities	1.3
Media	1.3
Metals & Mining	1.2
Capital Markets	1.1
Oil, Gas & Consumable Fuels	1.1
INDUSTRY	% OF NET ASSETS
Road & Rail	1.1%
Trading Companies & Distributors	1.1
Household Durables	1.0
Professional Services	0.9
Diversified Consumer Services	0.8
Health Care Technology	0.8
Internet Software & Services	0.8
Auto Components	0.7
Diversified Telecommunication Services	0.7
Technology Hardware, Storage & Peripherals	0.7
Food & Staples Retailing	0.6
Pharmaceuticals	0.5
Airlines	0.4
Building Products	0.4
Tobacco	0.4
Distributors	0.3
Multiline Retail	0.3
Biotechnology	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Personal Products	0.2
Water Utilities	0.2
Automobiles	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	18.1
Liabilities in Excess of Other Assets	(17.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR GLOBAL DOW ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	GLOBAL DOW INDEX (2)	NET ASSET VALUE	MARKET VALUE	GLOBAL DOW INDEX (2)
SIX MONTHS	–6.18%	–6.63%	–6.23%	N/A	N/A	N/A
ONE YEAR	–4.39%	–4.19%	–4.54%	–4.39%	–4.19%	–4.54%
THREE YEARS	24.79%	23.80%	24.95%	7.66%	7.38%	7.71%
FIVE YEARS (1)	25.28%	24.80%	25.12%	4.61%	4.53%	4.58%
TEN YEARS (1)	28.02%	27.66%	N/A	2.50%	2.47%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

SPDR GLOBAL DOW ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns represent the Fund’s prior benchmark index from December 31, 2005 through May 1, 2011 and the Global Dow Index from May 2, 2011 through December 31, 2015.

SPDR GLOBAL DOW ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	EI DU PONT DE NEMOURS & CO.	VESTAS WIND SYSTEMS A/S	AMAZON.COM, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.
MARKET VALUE	$853,346	816,780	798,226	794,696	774,856
% OF NET ASSETS	0.9	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	9.6%
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	5.5
Chemicals	4.0
Insurance	3.4
Capital Markets	3.1
Internet Software & Services	3.1
Food & Staples Retailing	3.0
Metals & Mining	3.0
Wireless Telecommunication Services	2.9
Aerospace & Defense	2.8
Electric Utilities	2.8
Media	2.7
Technology Hardware, Storage & Peripherals	2.6
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	2.2
Automobiles	2.1
Health Care Equipment & Supplies	2.1
Multi-Utilities	2.1
Communications Equipment	2.0
Diversified Telecommunication Services	2.0
IT Services	1.9
Machinery	1.9
Software	1.6
Beverages	1.5
INDUSTRY	% OF NET ASSETS
Electrical Equipment	1.5%
Household Products	1.5
Internet & Catalog Retail	1.5
Semiconductors & Semiconductor Equipment	1.5
Food Products	1.4
Health Care Providers & Services	1.4
Air Freight & Logistics	1.3
Biotechnology	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.2
Trading Companies & Distributors	1.2
Specialty Retail	0.8
Airlines	0.7
Auto Components	0.7
Construction & Engineering	0.7
Diversified Financial Services	0.7
Tobacco	0.7
Building Products	0.6
Consumer Finance	0.6
Energy Equipment & Services	0.6
Road & Rail	0.6
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR DOW JONES REIT ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. SELECT REIT INDEX	NET ASSET VALUE	MARKET VALUE	DOW JONES U.S. SELECT REIT INDEX
SIX MONTHS	10.66%	10.72%	10.86%	N/A	N/A	N/A
ONE YEAR	4.20%	4.17%	4.48%	4.20%	4.17%	4.48%
THREE YEARS	38.46%	38.50%	39.59%	11.46%	11.47%	11.77%
FIVE YEARS	76.54%	76.43%	78.80%	12.04%	12.03%	12.33%
TEN YEARS	97.52%	97.64%	100.50%	7.04%	7.05%	7.21%

SPDR DOW JONES REIT ETF —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DOW JONES REIT ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SIMON PROPERTY GROUP, INC. REIT	PUBLIC STORAGE REIT	EQUITY RESIDENTIAL REIT	AVALONBAY COMMUNITIES, INC. REIT	WELLTOWER, INC. REIT
MARKET VALUE	$320,949,469	194,498,003	158,565,270	134,466,825	128,450,641
% OF NET ASSETS	10.0	6.0	4.9	4.2	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	99.4%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P BANK ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P BANKS SELECT INDUSTRY INDEX (2)	NET ASSET VALUE	MARKET VALUE	S&P BANKS SELECT INDUSTRY INDEX (2)
SIX MONTHS	–5.81%	–5.87%	–5.67%	N/A	N/A	N/A
ONE YEAR	2.63%	2.63%	2.97%	2.63%	2.63%	2.97%
THREE YEARS	49.12%	48.99%	50.77%	14.25%	14.21%	14.68%
FIVE YEARS (1)	42.38%	42.26%	N/A	7.32%	7.30%	N/A
TEN YEARS (1)	–17.33%	–17.33%	N/A	–1.88%	–1.88%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P BANK ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through December 31, 2015.

SPDR S&P BANK ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	KEYCORP	PNC FINANCIAL SERVICES GROUP INC	JPMORGAN CHASE & CO.	NORTHERN TRUST CORP.	BB&T CORP.
MARKET VALUE	$68,453,502	68,227,378	68,136,951	67,985,412	67,914,398
% OF NET ASSETS	2.6	2.6	2.6	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	85.4%
Thrifts & Mortgage Finance	6.7
Capital Markets	5.1
Diversified Financial Services	2.5
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P CAPITAL MARKETS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P CAPITAL MARKETS SELECT INDUSTRY INDEX (2)	NET ASSET VALUE	MARKET VALUE	S&P CAPITAL MARKETS SELECT INDUSTRY INDEX (2)
SIX MONTHS	–13.49%	–13.56%	–13.47%	N/A	N/A	N/A
ONE YEAR	–12.37%	–12.43%	–12.31%	–12.37%	–12.43%	–12.31%
THREE YEARS	34.91%	34.72%	35.89%	10.50%	10.44%	10.77%
FIVE YEARS (1)	27.57%	27.45%	N/A	4.99%	4.97%	N/A
TEN YEARS (1)	–1.54%	–1.57%	N/A	–0.16%	–0.16%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P CAPITAL MARKETS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from December 31, 2005 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through December 31, 2015.

SPDR S&P CAPITAL MARKETS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	INVESCO, LTD.	BLACKROCK, INC.	LAZARD, LTD.	INTERACTIVE BROKERS GROUP, INC.	NORTHSTAR ASSET MANAGEMENT GROUP, INC.
MARKET VALUE	$3,388,846	3,355,143	3,348,429	3,343,684	3,342,773
% OF NET ASSETS	3.0	3.0	3.0	3.0	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Capital Markets	99.7%
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P INSURANCE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P INSURANCE SELECT INDUSTRY INDEX (2)	NET ASSET VALUE	MARKET VALUE	S&P INSURANCE SELECT INDUSTRY INDEX (2)
SIX MONTHS	3.08%	3.07%	3.28%	N/A	N/A	N/A
ONE YEAR	6.01%	5.94%	6.38%	6.01%	5.94%	6.38%
THREE YEARS	66.04%	66.01%	67.93%	18.41%	18.41%	18.88%
FIVE YEARS (1)	76.19%	76.14%	N/A	11.99%	11.99%	N/A
TEN YEARS (1)	57.59%	56.87%	N/A	4.65%	4.61%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P INSURANCE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from December 31, 2005 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through December 31, 2015.

SPDR S&P INSURANCE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ASSURED GUARANTY, LTD.	PROGRESSIVE CORP.	XL GROUP PLC	AMERICAN INTERNATIONAL GROUP, INC.	WILLIS GROUP HOLDINGS PLC
MARKET VALUE	$12,650,323	12,438,793	12,403,330	12,345,044	12,328,086
% OF NET ASSETS	2.3	2.3	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Insurance	99.7%
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P REGIONAL BANKING ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P REGIONAL BANKS SELECT INDUSTRY INDEX (3)	NET ASSET VALUE	MARKET VALUE	S&P REGIONAL BANKS SELECT INDUSTRY INDEX (3)
SIX MONTHS	–4.08%	–4.15%	–3.80%	N/A	N/A	N/A
ONE YEAR	4.88%	4.80%	5.42%	4.88%	4.80%	5.42%
THREE YEARS	57.53%	57.42%	59.60%	16.35%	16.33%	16.88%
FIVE YEARS (1)	73.73%	73.33%	N/A	11.68%	11.63%	N/A
SINCE INCEPTION (1) (2)	9.75%	9.70%	N/A	0.98%	0.98%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to December 31, 2015.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P REGIONAL BANKING ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from June 19, 2006 (inception) through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through December 31, 2015.

SPDR S&P REGIONAL BANKING ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	KEYCORP	PNC FINANCIAL SERVICES GROUP, INC.	BB&T CORP.	SUNTRUST BANKS, INC.	REGIONS FINANCIAL CORP.
MARKET VALUE	$115,591,436	115,201,578	114,675,915	114,453,957	114,386,246
% OF NET ASSETS	4.5	4.5	4.5	4.4	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	99.7%
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR MORGAN STANLEY TECHNOLOGY ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MORGAN STANLEY TECHNOLOGY INDEX	NET ASSET VALUE	MARKET VALUE	MORGAN STANLEY TECHNOLOGY INDEX
SIX MONTHS	7.74%	7.82%	7.93%	N/A	N/A	N/A
ONE YEAR	7.78%	7.86%	8.17%	7.78%	7.86%	8.17%
THREE YEARS	62.79%	62.94%	64.95%	17.64%	17.67%	18.17%
FIVE YEARS	71.17%	71.31%	74.86%	11.35%	11.37%	11.83%
TEN YEARS	121.21%	121.30%	131.30%	8.26%	8.27%	8.75%

SPDR MORGAN STANLEY TECHNOLOGY ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MORGAN STANLEY TECHNOLOGY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ARISTA NETWORKS, INC.	SPLUNK, INC.	QUALCOMM, INC.	TESLA MOTORS, INC.	AVAGO TECHNOLOGIES, LTD.
MARKET VALUE	$14,353,696	14,193,676	13,655,552	13,498,162	13,419,408
% OF NET ASSETS	3.0	3.0	2.9	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Software	19.6%
Communications Equipment	19.5
Internet Software & Services	16.5
IT Services	11.1
Technology Hardware, Storage & Peripherals	10.9
Semiconductors & Semiconductor Equipment	8.4
INDUSTRY	% OF NET ASSETS
Internet & Catalog Retail	8.1%
Automobiles	2.9
Electronic Equipment, Instruments & Components	2.8
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(9.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P DIVIDEND ETF —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX	NET ASSET VALUE	MARKET VALUE	S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX
SIX MONTHS	1.28%	1.30%	1.58%	N/A	N/A	N/A
ONE YEAR	–0.83%	–0.85%	–0.38%	–0.83%	–0.85%	–0.38%
THREE YEARS	46.73%	46.67%	48.65%	13.63%	13.62%	14.14%
FIVE YEARS	75.44%	75.31%	78.99%	11.90%	11.88%	12.35%
TEN YEARS	106.43%	106.30%	111.70%	7.52%	7.51%	7.79%

SPDR S&P DIVIDEND ETF —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P DIVIDEND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HCP, INC.	AT&T, INC.	CHEVRON CORP.	REALTY INCOME CORP.	NATIONAL RETAIL PROPERTIES, INC.
MARKET VALUE	$313,153,478	306,932,451	279,024,794	260,305,656	259,669,662
% OF NET ASSETS	2.5	2.4	2.2	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	9.8%
Machinery	7.2
Chemicals	7.1
Gas Utilities	6.5
Insurance	6.2
Household Products	5.0
Banks	4.5
Multi-Utilities	4.0
Oil, Gas & Consumable Fuels	3.7
Health Care Equipment & Supplies	3.4
Capital Markets	3.3
Food & Staples Retailing	3.2
Beverages	3.0
Containers & Packaging	2.9
Diversified Telecommunication Services	2.4
Food Products	2.4
Industrial Conglomerates	2.0
Aerospace & Defense	1.9
Biotechnology	1.8
Electrical Equipment	1.7
Hotels, Restaurants & Leisure	1.5
Metals & Mining	1.5
INDUSTRY	% OF NET ASSETS
Pharmaceuticals	1.3%
Distributors	1.2
Household Durables	1.2
Multiline Retail	1.1
Semiconductors & Semiconductor Equipment	1.1
Specialty Retail	1.1
Water Utilities	1.0
Health Care Providers & Services	0.9
IT Services	0.9
Trading Companies & Distributors	0.9
Textiles, Apparel & Luxury Goods	0.7
Diversified Financial Services	0.6
Wireless Telecommunication Services	0.6
Air Freight & Logistics	0.5
Building Products	0.5
Commercial Services & Supplies	0.4
Media	0.4
Software	0.4
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P AEROSPACE & DEFENSE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P AEROSPACE & DEFENSE SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P AEROSPACE & DEFENSE SELECT INDUSTRY INDEX
SIX MONTHS	–5.89%	–5.94%	–5.71%	N/A	N/A	N/A
ONE YEAR	–0.38%	–0.41%	–0.01%	–0.38%	–0.41%	–0.01%
THREE YEARS	75.06%	75.04%	77.10%	20.52%	20.52%	21.00%
SINCE INCEPTION (1)	129.18%	129.14%	132.86%	21.49%	21.49%	21.96%

(1)	For the period September 28, 2011 to December 31, 2015.

SPDR S&P AEROSPACE & DEFENSE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P AEROSPACE & DEFENSE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TRIUMPH GROUP, INC.	ORBITAL ATK, INC.	HONEYWELL INTERNATIONAL, INC.	SPIRIT AEROSYSTEMS HOLDINGS, INC.	ROCKWELL COLLINS, INC.
MARKET VALUE	$7,062,144	6,716,670	6,684,926	6,557,968	6,555,977
% OF NET ASSETS	4.3	4.0	4.0	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Aerospace & Defense	100.0%
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P BIOTECH ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX
SIX MONTHS	–16.31%	–16.34%	–16.48%	N/A	N/A	N/A
ONE YEAR	13.63%	13.67%	13.09%	13.63%	13.67%	13.09%
THREE YEARS	144.17%	144.15%	140.06%	34.66%	34.65%	33.92%
FIVE YEARS	241.44%	241.39%	236.72%	27.84%	27.84%	27.49%
SINCE INCEPTION (1)	341.26%	341.16%	341.85%	16.15%	16.14%	16.17%

(1)	For the period January 31, 2006 to December 31, 2015.

SPDR S&P BIOTECH ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BIOTECH ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	AGIOS PHARMACEUTICALS, INC.	CEPHEID	MEDIVATION, INC.	PUMA BIOTECHNOLOGY, INC.	IONIS PHARMACEUTICALS, INC.
MARKET VALUE	$37,784,673	37,645,955	37,247,517	36,095,752	35,905,280
% OF NET ASSETS	1.7	1.7	1.7	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Biotechnology	99.9%
Short-Term Investments	22.2
Liabilities in Excess of Other Assets	(22.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P HEALTH CARE EQUIPMENT ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P HEALTH CARE EQUIPMENT SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P HEALTH CARE EQUIPMENT SELECT INDUSTRY INDEX
SIX MONTHS	0.77%	0.70%	1.06%	N/A	N/A	N/A
ONE YEAR	8.83%	8.75%	9.23%	8.83%	8.75%	9.23%
THREE YEARS	72.47%	72.53%	73.94%	19.92%	19.94%	20.28%
SINCE INCEPTION (1)	96.89%	96.77%	100.03%	14.73%	14.71%	15.11%

(1)	For the period January 26, 2011 to December 31, 2015.

SPDR S&P HEALTH CARE EQUIPMENT ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P HEALTH CARE EQUIPMENT ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HEARTWARE INTERNATIONAL, INC.	LIVANOVA PLC	ABIOMED, INC.	WRIGHT MEDICAL GROUP NV	IDEXX LABORATORIES, INC.
MARKET VALUE	$938,246	926,053	917,425	907,330	898,229
% OF NET ASSETS	1.8	1.8	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Health Care Equipment & Supplies	100.0%
Short-Term Investments	20.6
Liabilities in Excess of Other Assets	(20.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P HEALTH CARE SERVICES ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P HEALTH CARE SERVICES SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P HEALTH CARE SERVICES SELECT INDUSTRY INDEX
SIX MONTHS	–11.76%	–11.88%	–11.59%	N/A	N/A	N/A
ONE YEAR	3.20%	3.11%	3.57%	3.20%	3.11%	3.57%
THREE YEARS	77.32%	77.08%	79.23%	21.04%	20.98%	21.49%
SINCE INCEPTION (1)	144.93%	144.78%	148.88%	23.40%	23.38%	23.88%

(1)	For the period September 28, 2011 to December 31, 2015.

SPDR S&P HEALTH CARE SERVICES ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P HEALTH CARE SERVICES ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	CENTENE CORP.	MAGELLAN HEALTH, INC.	HEALTH NET, INC.	DIPLOMAT PHARMACY, INC.	LIFEPOINT HEALTH, INC.
MARKET VALUE	$4,535,165	4,302,326	4,273,958	4,261,348	4,134,695
% OF NET ASSETS	2.4	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Health Care Providers & Services	99.8%
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P HOMEBUILDERS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P HOMEBUILDERS SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P HOMEBUILDERS SELECT INDUSTRY INDEX
SIX MONTHS	–6.40%	–6.46%	–6.22%	N/A	N/A	N/A
ONE YEAR	0.60%	0.54%	0.98%	0.60%	0.54%	0.98%
THREE YEARS	30.23%	30.05%	31.48%	9.20%	9.15%	9.56%
FIVE YEARS	103.29%	103.14%	106.51%	15.25%	15.23%	15.61%
SINCE INCEPTION (1)	–18.99%	–19.01%	–18.03%	–2.10%	–2.10%	–1.98%

(1)	For the period January 31, 2006 to December 31, 2015.

SPDR S&P HOMEBUILDERS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P HOMEBUILDERS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HOME DEPOT, INC.	LOWE’S COS., INC.	PULTEGROUP, INC.	WHIRLPOOL CORP.	FORTUNE BRANDS HOME & SECURITY, INC.
MARKET VALUE	$77,033,377	77,016,506	76,749,350	76,372,105	76,248,786
% OF NET ASSETS	4.6	4.6	4.6	4.6	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Household Durables	47.8%
Building Products	28.6
Specialty Retail	23.5
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P METALS & MINING ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P METALS & MINING SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P METALS & MINING SELECT INDUSTRY INDEX
SIX MONTHS	–37.58%	–37.54%	–37.92%	N/A	N/A	N/A
ONE YEAR	–50.50%	–50.48%	–50.78%	–50.50%	–50.48%	–50.78%
THREE YEARS	–65.00%	–64.96%	–65.36%	–29.53%	–29.50%	–29.79%
FIVE YEARS	–76.51%	–76.51%	–76.68%	–25.15%	–25.15%	–25.26%
SINCE INCEPTION (1)	–61.10%	–61.08%	–60.92%	–9.43%	–9.42%	–9.39%

(1)	For the period June 19, 2006 to December 31, 2015.

SPDR S&P METALS & MINING ETF —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P METALS & MINING ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	CONSOL ENERGY, INC.	ALCOA, INC.	WORTHINGTON INDUSTRIES, INC.	STEEL DYNAMICS, INC.	RELIANCE STEEL & ALUMINUM CO.
MARKET VALUE	$12,305,751	12,129,431	11,623,521	11,305,348	11,095,556
% OF NET ASSETS	5.3	5.2	5.0	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Metals & Mining	94.6%
Oil, Gas & Consumable Fuels	5.2
Short-Term Investments	21.8
Liabilities in Excess of Other Assets	(21.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX
SIX MONTHS	–31.87%	–31.89%	–31.94%	N/A	N/A	N/A
ONE YEAR	–36.51%	–36.54%	–36.66%	–36.51%	–36.54%	–36.66%
THREE YEARS	–47.31%	–47.33%	–47.25%	–19.23%	–19.24%	–19.21%
FIVE YEARS	–49.75%	–49.78%	–49.53%	–12.86%	–12.87%	–12.78%
SINCE INCEPTION (1)	–32.22%	–32.24%	–31.06%	–4.00%	–4.00%	–3.83%

(1)	For the period June 19, 2006 to December 31, 2015.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	DIAMOND OFFSHORE DRILLING, INC.	HELMERICH & PAYNE, INC.	ENSCO PLC	FORUM ENERGY TECHNOLOGIES, INC.	DRIL-QUIP, INC.
MARKET VALUE	$5,568,185	5,543,282	5,469,221	5,420,910	5,417,887
% OF NET ASSETS	3.1	3.1	3.1	3.1	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Energy Equipment & Services	99.8%
Short-Term Investments	20.2
Liabilities in Excess of Other Assets	(20.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX
SIX MONTHS	–34.63%	–34.59%	–34.80%	N/A	N/A	N/A
ONE YEAR	–35.71%	–35.73%	–36.05%	–35.71%	–35.73%	–36.05%
THREE YEARS	–41.97%	–41.99%	–42.12%	–16.59%	–16.60%	–16.67%
FIVE YEARS	–39.12%	–39.15%	–39.20%	–9.45%	–9.46%	–9.47%
SINCE INCEPTION (1)	–3.02%	–3.02%	–1.92%	–0.32%	–0.32%	–0.20%

(1)	For the period June 19, 2006 to December 31, 2015.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SOUTHWESTERN ENERGY CO.	GULFPORT ENERGY CORP.	ANTERO RESOURCES CORP.	QEP RESOURCES, INC.	CABOT OIL & GAS CORP.
MARKET VALUE	$42,430,930	40,633,178	39,511,279	39,451,637	38,689,233
% OF NET ASSETS	2.4	2.3	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Oil, Gas & Consumable Fuels	99.9%
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(8.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P PHARMACEUTICALS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P PHARMACEUTICALS SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P PHARMACEUTICALS SELECT INDUSTRY INDEX
SIX MONTHS	–12.35%	–12.40%	–12.14%	N/A	N/A	N/A
ONE YEAR	1.50%	1.46%	1.80%	1.50%	1.46%	1.80%
THREE YEARS	111.37%	111.36%	112.75%	28.34%	28.33%	28.64%
FIVE YEARS	164.56%	164.28%	167.38%	21.48%	21.45%	21.74%
SINCE INCEPTION (1)	310.60%	310.46%	318.67%	15.96%	15.96%	16.21%

(1)	For the period June 19, 2006 to December 31, 2015

SPDR S&P PHARMACEUTICALS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P PHARMACEUTICALS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	PACIRA PHARMACEUTICALS, INC.	HORIZON PHARMA PLC	MALLINCKRODT PLC	ENDO INTERNATIONAL PLC	AKORN, INC.
MARKET VALUE	$31,219,359	28,787,772	27,140,916	27,035,058	26,565,914
% OF NET ASSETS	4.7	4.3	4.1	4.0	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Pharmaceuticals	99.9%
Short-Term Investments	14.5
Liabilities in Excess of Other Assets	(14.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P RETAIL ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P RETAIL SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P RETAIL SELECT INDUSTRY INDEX
SIX MONTHS	–11.78%	–11.77%	–11.71%	N/A	N/A	N/A
ONE YEAR	–8.81%	–8.78%	–8.62%	–8.81%	–8.78%	–8.62%
THREE YEARS	42.50%	42.44%	43.67%	12.53%	12.51%	12.85%
FIVE YEARS	88.68%	88.51%	90.83%	13.54%	13.52%	13.80%
SINCE INCEPTION (1)	161.91%	161.94%	168.97%	10.62%	10.62%	10.94%

(1)	For the period June 19, 2006 to December 31, 2015.

SPDR S&P RETAIL ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P RETAIL ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	FINISH LINE, INC.	FIVE BELOW, INC.	WAYFAIR, INC.	SIGNET JEWELERS, LTD.	AMAZON.COM, INC.
MARKET VALUE	$7,962,197	7,863,826	7,686,297	7,610,646	7,607,818
% OF NET ASSETS	1.2	1.2	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Specialty Retail	59.7%
Food & Staples Retailing	14.4
Internet & Catalog Retail	13.6
Multiline Retail	12.2
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(10.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P SEMICONDUCTOR ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P SEMICONDUCTOR SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P SEMICONDUCTOR SELECT INDUSTRY INDEX
SIX MONTHS	1.87%	1.82%	2.00%	N/A	N/A	N/A
ONE YEAR	10.31%	10.33%	10.53%	10.31%	10.33%	10.53%
THREE YEARS	96.94%	96.88%	98.65%	25.35%	25.33%	25.73%
FIVE YEARS	65.23%	65.04%	66.73%	10.56%	10.54%	10.77%
SINCE INCEPTION (1)	74.66%	74.63%	75.63%	5.78%	5.78%	5.85%

(1)	For the period January 31, 2006 to December 31, 2015.

SPDR S&P SEMICONDUCTOR ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON	OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P SEMICONDUCTOR ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SUNPOWER CORP.	ADVANCED MICRO DEVICES, INC.	FIRST SOLAR, INC.	MARVELL TECHNOLOGY GROUP, LTD.	CAVIUM, INC.
MARKET VALUE	$8,643,030	7,540,730	7,404,738	6,645,262	6,601,621
% OF NET ASSETS	3.7	3.2	3.1	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Semiconductors & Semiconductor Equipment	99.9%
Short-Term Investments	11.0
Liabilities in Excess of Other Assets	(10.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P SOFTWARE & SERVICES ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P SOFTWARE & SERVICES SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P SOFTWARE & SERVICES SELECT INDUSTRY INDEX
SIX MONTHS	–1.37%	–1.41%	–1.29%	N/A	N/A	N/A
ONE YEAR	7.39%	7.40%	7.63%	7.39%	7.40%	7.63%
THREE YEARS	65.99%	66.09%	67.22%	18.40%	18.43%	18.71%
SINCE INCEPTION (1)	115.02%	114.98%	117.65%	19.69%	19.68%	20.04%

(1)	For the period September 28, 2011 to December 31, 2015.

SPDR S&P SOFTWARE & SERVICES ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P SOFTWARE & SERVICES ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ROVI CORP.	TRUECAR, INC.	HEARTLAND PAYMENT SYSTEMS, INC.	SPLUNK, INC.	COMPUTER SCIENCES CORP.
MARKET VALUE	$439,308	337,659	317,931	307,400	305,199
% OF NET ASSETS	0.9	0.7	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Software	41.3%
IT Services	29.3
Internet Software & Services	28.7
Internet & Catalog Retail	0.6
Short-Term Investments	21.7
Liabilities in Excess of Other Assets	(21.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P TELECOM ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P TELECOM SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P TELECOM SELECT INDUSTRY INDEX
SIX MONTHS	–1.89%	–1.96%	–1.86%	N/A	N/A	N/A
ONE YEAR	–1.66%	–1.67%	–1.53%	–1.66%	–1.67%	–1.53%
THREE YEARS	26.70%	26.67%	27.65%	8.21%	8.20%	8.48%
SINCE INCEPTION (1)	17.32%	17.27%	19.03%	3.29%	3.28%	3.60%

(1)	For the period January 26, 2011 to December 31, 2015.

SPDR S&P TELECOM ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P TELECOM ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ARISTA NETWORKS, INC.	T-MOBILE US, INC.	COGENT COMMUNICATIONS HOLDINGS, INC.	WINDSTREAM HOLDINGS, INC.	LEVEL 3 COMMUNICATIONS, INC.
MARKET VALUE	$591,584	556,951	544,321	543,246	543,002
% OF NET ASSETS	2.7	2.5	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Communications Equipment	60.6%
Diversified Telecommunication Services	28.2
Wireless Telecommunication Services	10.9
Short-Term Investments	21.1
Liabilities in Excess of Other Assets	(20.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P TRANSPORTATION ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P TRANSPORTATION SELECT INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	S&P TRANSPORTATION SELECT INDUSTRY INDEX
SIX MONTHS	–10.94%	–10.98%	–10.84%	N/A	N/A	N/A
ONE YEAR	–20.20%	–20.26%	–19.99%	–20.20%	–20.26%	–19.99%
THREE YEARS	62.28%	62.30%	63.89%	17.51%	17.52%	17.91%
SINCE INCEPTION (1)	73.89%	73.84%	76.92%	11.87%	11.87%	12.27%

(1)	For the period January 26, 2011 to December 31, 2015.

SPDR S&P TRANSPORTATION ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P TRANSPORTATION ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	MACQUARIE INFRASTRUCTURE CORP.	AVIS BUDGET GROUP, INC.	GENESEE & WYOMING, INC.	FEDEX CORP.	AMERCO
MARKET VALUE	$5,022,613	4,842,646	4,821,470	4,752,781	4,732,815
% OF NET ASSETS	2.7	2.6	2.6	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Road & Rail	44.6%
Airlines	26.1
Air Freight & Logistics	21.3
Marine	4.5
Transportation Infrastructure	3.4
Short-Term Investments	14.2
Liabilities in Excess of Other Assets	(14.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 1500 VALUE TILT ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 1500 LOW VALUATION TILT INDEX	NET ASSET VALUE	MARKET VALUE	S&P 1500 LOW VALUATION TILT INDEX
SIX MONTHS	–3.00%	–3.00%	–3.00%	N/A	N/A	N/A
ONE YEAR	–2.89%	–2.89%	–2.89%	–2.89%	–2.89%	–2.89%
THREE YEARS	46.34%	46.16%	47.73%	13.53%	13.48%	13.90%
SINCE INCEPTION (1)	49.65%	49.66%	51.23%	13.48%	13.48%	13.87%

(1)	For the period October 24, 2012 to December 31, 2015.

SPDR S&P 1500 VALUE TILT ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 VALUE TILT ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	EXXON MOBIL CORP.	JPMORGAN CHASE & CO.	AT&T, INC.	BERKSHIRE HATHAWAY, INC.	MICROSOFT CORP.
MARKET VALUE	$112,404	91,253	79,040	78,300	68,019
% OF NET ASSETS	2.9	2.4	2.1	2.0	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Oil, Gas & Consumable Fuels	9.7%
Banks	9.6
Insurance	5.5
Pharmaceuticals	3.5
Diversified Telecommunication Services	3.4
Health Care Providers & Services	3.4
Food & Staples Retailing	3.3
Software	2.9
Technology Hardware, Storage & Peripherals	2.7
Capital Markets	2.5
Diversified Financial Services	2.5
Electric Utilities	2.5
IT Services	2.4
Media	2.4
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Specialty Retail	2.2
Food Products	2.1
Chemicals	2.0
Real Estate Investment Trusts (REITs)	2.0
Semiconductors & Semiconductor Equipment	2.0
Internet Software & Services	1.9
Automobiles	1.7
Machinery	1.6
Multi-Utilities	1.5
Biotechnology	1.4
Energy Equipment & Services	1.4
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Beverages	1.3
Household Products	1.3
Tobacco	1.3
Communications Equipment	1.2
Electronic Equipment, Instruments & Components	1.0
INDUSTRY	% OF NET ASSETS
Consumer Finance	0.9
Internet & Catalog Retail	0.9
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.6
Metals & Mining	0.6
Multiline Retail	0.6
Road & Rail	0.6
Airlines	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Auto Components	0.4
Containers & Packaging	0.4
Electrical Equipment	0.4
Construction & Engineering	0.3
Gas Utilities	0.3
Life Sciences Tools & Services	0.3
Professional Services	0.3
Leisure Equipment & Products	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Wireless Telecommunication Services	0.1
Short-Term Investments	19.9
Liabilities in Excess of Other Assets	(19.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR S&P 1500 MOMENTUM TILT ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 1500 POSITIVE MOMENTUM TILT INDEX	NET ASSET VALUE	MARKET VALUE	S&P 1500 POSITIVE MOMENTUM TILT INDEX
SIX MONTHS	1.08%	2.10%	1.20%	N/A	N/A	N/A
ONE YEAR	3.00%	4.03%	3.17%	3.00%	4.03%	3.17%
THREE YEARS	54.02%	55.50%	55.56%	15.48%	15.85%	15.88%
SINCE INCEPTION (1)	55.59%	57.17%	57.27%	14.87%	15.23%	15.28%

(1)	For the period October 24, 2012 to December 31, 2015.

SPDR S&P 1500 MOMENTUM TILT ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 MOMENTUM TILT ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	APPLE, INC.	AMAZON.COM, INC.	FACEBOOK, INC.	MICROSOFT CORP.	ALPHABET, INC.
MARKET VALUE	$442,618	332,538	272,744	246,609	230,291
% OF NET ASSETS	3.3	2.5	2.1	1.9	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Internet Software & Services	5.9%
Banks	5.7
Pharmaceuticals	5.1
IT Services	4.6
Software	4.4
Specialty Retail	4.2
Health Care Providers & Services	4.0
Real Estate Investment Trusts (REITs)	3.7
Internet & Catalog Retail	3.5
Technology Hardware, Storage & Peripherals	3.5
Media	3.2
Insurance	3.1
Hotels, Restaurants & Leisure	3.0
Aerospace & Defense	2.8
Food & Staples Retailing	2.8
Health Care Equipment & Supplies	2.5
Food Products	2.4
Industrial Conglomerates	2.4
Beverages	2.3
Semiconductors & Semiconductor Equipment	2.3
Biotechnology	2.0
Tobacco	1.8
Diversified Financial Services	1.7
Oil, Gas & Consumable Fuels	1.6
Capital Markets	1.5
Diversified Telecommunication Services	1.5
Electric Utilities	1.5
Communications Equipment	1.4
Multi-Utilities	1.3
Textiles, Apparel & Luxury Goods	1.3
Chemicals	1.1
Household Products	1.1
Airlines	0.9
INDUSTRY	% OF NET ASSETS
Household Durables	0.8
Multiline Retail	0.8
Life Sciences Tools & Services	0.7
Machinery	0.7
Commercial Services & Supplies	0.6
Electronic Equipment, Instruments & Components	0.6
Automobiles	0.5
Professional Services	0.5
Air Freight & Logistics	0.4
Auto Components	0.4
Building Products	0.4
Containers & Packaging	0.4
Electrical Equipment	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.3
Construction Materials	0.2
Consumer Finance	0.2
Personal Products	0.2
Road & Rail	0.2
Construction & Engineering	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Metals & Mining	0.1
Paper & Forest Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1
Short-Term Investments	19.9
Liabilities in Excess of Other Assets	(19.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 1000 LOW VOLATILITY ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 1000 LOW VOLATILITY INDEX	NET ASSET VALUE	MARKET VALUE	S&P 1000 LOW VOLATILITY INDEX
SIX MONTHS	3.93%	3.88%	4.03%	N/A	N/A	N/A
ONE YEAR	2.35%	2.30%	2.47%	2.35%	2.30%	2.47%
SINCE INCEPTION (1)	40.27%	40.23%	41.16%	12.55%	12.53%	12.82%

(1)	For the period February 20, 2013 to December 31, 2015.

SPDR RUSSELL 1000 LOW VOLATILITY ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL 1000 LOW VOLATILITY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HONEYWELL INTERNATIONAL, INC.	HENRY SCHEIN, INC.	PEPSICO, INC.	STARWOOD PROPERTY TRUST, INC.	MCDONALD’S CORP.
MARKET VALUE	$682,423	670,884	665,367	663,985	662,765
% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	16.2%
Insurance	14.6
Aerospace & Defense	7.6
IT Services	5.5
Health Care Equipment & Supplies	5.1
Banks	4.4
Chemicals	4.0
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	3.5
Pharmaceuticals	3.5
Beverages	3.3
Food Products	3.0
Diversified Telecommunication Services	2.7
Food & Staples Retailing	2.4
Industrial Conglomerates	2.4
Media	2.4
Multi-Utilities	2.2
INDUSTRY	% OF NET ASSETS
Household Products	2.0
Software	2.0
Specialty Retail	2.0
Electric Utilities	1.6
Diversified Financial Services	1.3
Internet Software & Services	1.3
Machinery	1.0
Oil, Gas & Consumable Fuels	0.8
Commercial Services & Supplies	0.3
Road & Rail	0.3
Building Products	0.2
Technology Hardware, Storage & Peripherals	0.2
Containers & Packaging	0.1
Short-Term Investments	17.7
Liabilities in Excess of Other Assets	(17.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR RUSSELL 2000 LOW VOLATILITY ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P 2000 LOW VOLATILITY INDEX	NET ASSET VALUE	MARKET VALUE	S&P 2000 LOW VOLATILITY INDEX
SIX MONTHS	–2.17%	–2.34%	–2.11%	N/A	N/A	N/A
ONE YEAR	–1.88%	–2.14%	–1.79%	–1.88%	–2.14%	–1.79%
SINCE INCEPTION (1)	35.29%	35.07%	35.77%	11.13%	11.07%	11.29%

(1)	For the period February 20, 2013 to December 31, 2015.

SPDR RUSSELL 2000 LOW VOLATILITY ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL 2000 LOW VOLATILITY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	RLI CORP.	CHURCHILL DOWNS, INC.	PS BUSINESS PARKS, INC.	CAPITOL FEDERAL FINANCIAL, INC.	VECTOR GROUP, LTD.
MARKET VALUE	$762,798	747,067	746,040	742,660	741,198
% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Real Estate Investment Trusts (REITs)	17.8%
Banks	16.1
Insurance	9.6
Chemicals	6.1
Electric Utilities	5.9
Gas Utilities	4.0
Thrifts & Mortgage Finance	3.9
Aerospace & Defense	3.6
Machinery	3.4
Hotels, Restaurants & Leisure	3.0
Multi-Utilities	3.0
Auto Components	2.7
Trading Companies & Distributors	2.6
Semiconductors & Semiconductor Equipment	2.1
Commercial Services & Supplies	2.0
Distributors	2.0
Health Care Providers & Services	2.0
INDUSTRY	% OF NET ASSETS
Media	2.0
Tobacco	2.0
Health Care Equipment & Supplies	1.9
IT Services	1.2
Paper & Forest Products	1.0
Capital Markets	0.3
Internet & Catalog Retail	0.3
Road & Rail	0.3
Construction & Engineering	0.2
Water Utilities	0.2
Electronic Equipment, Instruments & Components	0.1
Household Products	0.1
Software	0.1
Short-Term Investments	19.2
Liabilities in Excess of Other Assets	(18.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR MSCI USA QUALITY MIX ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI USA Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI USA QUALITY MIX A-SERIES INDEX	NET ASSET VALUE	MARKET VALUE	MSCI USA QUALITY MIX A-SERIES INDEX
SIX MONTHS	2.18%	2.33%	2.24%	N/A	N/A	N/A
SINCE INCEPTION (1)	0.16%	0.38%	0.23%	N/A	N/A	N/A

(1)	For the period April 15, 2015 to December 31, 2015.

SPDR MSCI USA QUALITY MIX ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI USA QUALITY MIX ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	JOHNSON & JOHNSON	MICROSOFT CORP.	APPLE, INC.	HOME DEPOT, INC.	PEPSICO, INC.
MARKET VALUE	$150,588	144,137	142,732	105,668	97,122
% OF NET ASSETS	2.6	2.4	2.4	1.8	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
IT Services	7.0%
Pharmaceuticals	5.3
Specialty Retail	5.1
Real Estate Investment Trusts (REITs)	5.0
Oil, Gas & Consumable Fuels	4.3
Insurance	4.1
Banks	3.9
Health Care Providers & Services	3.9
Software	3.6
Aerospace & Defense	3.5
Hotels, Restaurants & Leisure	3.3
Biotechnology	3.0
Internet Software & Services	3.0
Technology Hardware, Storage & Peripherals	2.9
Health Care Equipment & Supplies	2.8
Beverages	2.7
Semiconductors & Semiconductor Equipment	2.7
Food Products	2.4
Electric Utilities	2.2
Household Products	2.2
Food & Staples Retailing	2.1
Diversified Telecommunication Services	1.9
Chemicals	1.8
Communications Equipment	1.6
Industrial Conglomerates	1.6
Multi-Utilities	1.5
Textiles, Apparel & Luxury Goods	1.4
Media	1.2
Capital Markets	1.1
Diversified Financial Services	1.0
Machinery	1.0
INDUSTRY	% OF NET ASSETS
Commercial Services & Supplies	0.9
Multiline Retail	0.9
Tobacco	0.8
Air Freight & Logistics	0.7
Road & Rail	0.7
Energy Equipment & Services	0.6
Internet & Catalog Retail	0.6
Auto Components	0.5
Automobiles	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.5
Metals & Mining	0.5
Electronic Equipment, Instruments & Components	0.4
Wireless Telecommunication Services	0.3
Distributors	0.2
Personal Products	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR WELLS FARGO PREFERRED STOCK ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX	NET ASSET VALUE	MARKET VALUE	WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX
SIX MONTHS	6.32%	6.22%	6.65%	N/A	N/A	N/A
ONE YEAR	8.14%	7.82%	8.67%	8.14%	7.82%	8.67%
THREE YEARS	19.16%	19.30%	19.89%	6.02%	6.06%	6.24%
FIVE YEARS	36.48%	36.84%	37.58%	6.42%	6.47%	6.59%
SINCE INCEPTION (1)	65.30%	65.51%	67.91%	8.31%	8.34%	8.59%

(1)	For the period September 16, 2009 to December 31, 2015.

SPDR WELLS FARGO PREFERRED STOCK ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR WELLS FARGO PREFERRED STOCK ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	PNC FINANCIAL SERVICES GROUP, INC. 6.13%	HSBC HOLDINGS PLC 8.00%	BB&T CORP. 5.63%	US BANCORP 6.50%	SOUTHERN CO. 6.25% 10/15/2075
MARKET VALUE	$8,593,308	7,190,914	6,016,328	5,704,240	5,390,558
% OF NET ASSETS	2.5	2.1	1.7	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Banks	32.9%
Insurance	17.3
Capital Markets	15.4
Real Estate Investment Trusts (REITs)	12.8
Electric Utilities	8.4
Diversified Telecommunication Services	5.8
Consumer Finance	4.0
Machinery	1.1
Commercial Services & Supplies	0.6
Independent Power Producers & Energy Traders	0.4
Media	0.4
Multi-Utilities	0.4
Short-Term Investments	15.3
Liabilities in Excess of Other Assets	(14.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

INDUSTRY	% OF NET ASSETS
Short-Term Investments	15.3%
Liabilities in Excess of Other Assets	(14.8)
TOTAL	0.5%

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	452	$11,883
Aerojet Rocketdyne Holdings, Inc. (a)	648	10,148
Aerovironment, Inc. (a) (b)	200	5,894
American Science & Engineering, Inc.	102	4,221
Astronics Corp. (a)	243	9,892
B/E Aerospace, Inc.	1,083	45,887
Boeing Co. (b)	7,771	1,123,609
BWX Technologies, Inc.	1,245	39,554
Cubic Corp.	252	11,907
Curtiss-Wright Corp.	498	34,113
DigitalGlobe, Inc. (a)	850	13,311
Ducommun, Inc. (a)	98	1,590
Engility Holdings, Inc.	172	5,587
Esterline Technologies Corp. (a)	350	28,350
General Dynamics Corp.	3,250	446,420
HEICO Corp.	208	11,307
HEICO Corp. Class A (b)	413	20,320
Hexcel Corp.	1,099	51,048
Honeywell International, Inc.	8,795	910,898
Huntington Ingalls Industries, Inc.	559	70,909
KEYW Holding Corp. (a)	350	2,107
KLX, Inc. (a)	534	16,442
Kratos Defense & Security Solutions, Inc. (a) (b)	443	1,816
L-3 Communications Holdings, Inc.	997	119,151
Lockheed Martin Corp.	3,011	653,839
Moog, Inc. Class A (a)	498	30,179
National Presto Industries, Inc.	68	5,634
Northrop Grumman Corp.	2,028	382,907
Orbital ATK, Inc.	640	57,178
Precision Castparts Corp.	1,550	359,615
Raytheon Co.	3,427	426,764
Rockwell Collins, Inc.	1,479	136,512
Spirit AeroSystems Holdings, Inc. Class A (a)	1,608	80,513
TASER International, Inc. (a) (b)	550	9,509
Teledyne Technologies, Inc. (a) (b)	400	35,480
Textron, Inc.	3,036	127,542
TransDigm Group, Inc. (a)	600	137,070
Triumph Group, Inc.	550	21,862
United Technologies Corp.	10,066	967,041
Vectrus, Inc. (a)	119	2,486

		6,430,495

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	550	5,544
Atlas Air Worldwide Holdings, Inc. (a)	300	12,402
C.H. Robinson Worldwide, Inc.	1,731	107,357
Echo Global Logistics, Inc. (a) (b)	200	4,078
Expeditors International of Washington, Inc.	2,294	103,459
FedEx Corp.	3,208	477,960
Forward Air Corp.	307	13,204
Hub Group, Inc. Class A (a)	400	13,180
Park-Ohio Holdings Corp.	102	3,752
United Parcel Service, Inc. Class B	7,982	768,108
UTi Worldwide, Inc. (a)	978	6,875

XPO Logistics, Inc. (a) (b)	624	17,004

		1,532,923

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,602	128,977
Allegiant Travel Co.	150	25,174
American Airlines Group, Inc.	7,033	297,848
Copa Holdings SA Class A (b)	402	19,401
Delta Air Lines, Inc.	9,434	478,209
Hawaiian Holdings, Inc. (a)	550	19,432
JetBlue Airways Corp. (a)	3,499	79,252
Republic Airways Holdings, Inc. (a)	552	2,169
SkyWest, Inc. (b)	550	10,461
Southwest Airlines Co.	7,936	341,724
Spirit Airlines, Inc. (a)	860	34,271
United Continental Holdings, Inc. (a)	4,402	252,235
Virgin America, Inc. (a) (b)	309	11,127

		1,700,280

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	764	14,470
BorgWarner, Inc.	2,528	109,285
Cooper Tire & Rubber Co.	698	26,419
Cooper-Standard Holding, Inc. (a)	150	11,638
Dana Holding Corp.	2,011	27,752
Delphi Automotive PLC	3,198	274,164
Dorman Products, Inc. (a) (b)	300	14,241
Drew Industries, Inc.	252	15,344
Gentex Corp. (b)	3,159	50,576
Gentherm, Inc. (a)	350	16,590
Goodyear Tire & Rubber Co.	3,264	106,635
Horizon Global Corp. (a)	242	2,510
Johnson Controls, Inc.	7,569	298,900
Lear Corp.	947	116,320
Modine Manufacturing Co. (a)	517	4,679
Motorcar Parts of America, Inc. (a)	200	6,762
Standard Motor Products, Inc.	252	9,589
Stoneridge, Inc. (a)	298	4,410
Superior Industries International, Inc.	252	4,642
Tenneco, Inc. (a)	648	29,750
Tower International, Inc.	252	7,200
Visteon Corp. (a)	550	62,975

		1,214,851

AUTOMOBILES — 0.7%
Ford Motor Co.	43,888	618,382
General Motors Co.	18,144	617,077
Harley-Davidson, Inc. (b)	2,452	111,296
Tesla Motors, Inc. (a) (b)	1,155	277,212
Thor Industries, Inc.	453	25,436
Winnebago Industries, Inc. (b)	298	5,930

		1,655,333

BANKS — 5.9%
1st Source Corp.	164	5,063
Ameris Bancorp (b)	300	10,197
Ames National Corp. (b)	98	2,380
Associated Banc-Corp	1,844	34,575
BancFirst Corp.	102	5,979
Banco Latinoamericano de Comercio Exterior SA (b)	298	7,727

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Bancorp, Inc. (a)	350	$2,230
BancorpSouth, Inc.	1,048	25,142
Bank of America Corp.	118,126	1,988,061
Bank of Hawaii Corp. (b)	476	29,940
Bank of Marin Bancorp	102	5,447
Bank of the Ozarks, Inc.	905	44,761
BankUnited, Inc.	1,099	39,630
Banner Corp.	209	9,585
BB&T Corp.	8,526	322,368
BBCN Bancorp, Inc.	836	14,396
Berkshire Hills Bancorp, Inc.	299	8,704
BNC Bancorp	200	5,076
BOK Financial Corp. (b)	300	17,937
Boston Private Financial Holdings, Inc.	848	9,616
Bridge Bancorp, Inc.	98	2,982
Bryn Mawr Bank Corp.	150	4,308
Camden National Corp.	102	4,497
Capital Bank Financial Corp. Class A	300	9,594
Cardinal Financial Corp.	298	6,780
Cathay General Bancorp	816	25,565
CenterState Banks, Inc.	321	5,024
Central Pacific Financial Corp.	252	5,549
Chemical Financial Corp.	298	10,212
CIT Group, Inc.	2,220	88,134
Citigroup, Inc.	34,144	1,766,952
Citizens & Northern Corp. (b)	98	2,058
Citizens Financial Group, Inc.	3,461	90,644
City Holding Co.	150	6,846
CNB Financial Corp.	98	1,767
CoBiz Financial, Inc.	400	5,368
Columbia Banking System, Inc.	591	19,213
Comerica, Inc.	2,057	86,044
Commerce Bancshares, Inc. (b)	936	39,817
Community Bank System, Inc. (b)	452	18,053
Community Trust Bancorp, Inc.	192	6,712
Cullen/Frost Bankers, Inc. (b)	600	36,000
Customers Bancorp, Inc. (a)	259	7,050
CVB Financial Corp.	1,003	16,971
Eagle Bancorp, Inc. (a) (b)	252	12,718
East West Bancorp, Inc.	1,658	68,906
Enterprise Financial Services Corp.	200	5,670
FCB Financial Holdings, Inc. Class A (a)	309	11,059
Fifth Third Bancorp	9,599	192,940
Financial Institutions, Inc.	150	4,200
First Bancorp (a)	801	2,603
First Bancorp	196	3,673
First Busey Corp.	266	5,488
First Citizens BancShares, Inc. Class A	102	26,333
First Commonwealth Financial Corp. (b)	1,099	9,968
First Community Bancshares, Inc.	200	3,726
First Connecticut Bancorp, Inc.	200	3,482
First Financial Bancorp	641	11,583
First Financial Bankshares, Inc. (b)	698	21,059
First Financial Corp.	98	3,329
First Horizon National Corp.	2,678	38,885
First Interstate BancSystem, Inc. Class A	200	5,814
First Merchants Corp.	335	8,516

First Midwest Bancorp, Inc.	890	16,403
First NBC Bank Holding Co. (a)	200	7,478
First Niagara Financial Group, Inc.	3,904	42,358
First of Long Island Corp.	158	4,740
First Republic Bank	1,500	99,090
FirstMerit Corp.	1,794	33,458
Flushing Financial Corp.	350	7,574
FNB Corp. (b)	1,578	21,051
Fulton Financial Corp.	2,149	27,958
German American Bancorp, Inc. (b)	150	4,998
Glacier Bancorp, Inc.	801	21,251
Great Southern Bancorp, Inc.	98	4,435
Great Western Bancorp, Inc.	413	11,985
Hancock Holding Co. (b)	950	23,911
Hanmi Financial Corp.	350	8,302
Heartland Financial USA, Inc.	150	4,704
Heritage Financial Corp.	305	5,746
Hilltop Holdings, Inc. (a)	648	12,455
Home BancShares, Inc.	498	20,179
HomeTrust Bancshares, Inc. (a)	252	5,103
Huntington Bancshares, Inc.	9,189	101,630
IBERIABANK Corp.	498	27,425
Independent Bank Corp.	261	12,142
International Bancshares Corp.	542	13,929
Investors Bancorp, Inc.	3,964	49,312
JPMorgan Chase & Co.	41,586	2,745,924
KeyCorp	10,140	133,747
Lakeland Bancorp, Inc.	340	4,009
Lakeland Financial Corp.	200	9,324
LegacyTexas Financial Group, Inc.	452	11,309
M&T Bank Corp.	1,746	211,580
MainSource Financial Group, Inc.	252	5,766
MB Financial, Inc.	707	22,886
Metro Bancorp, Inc.	150	4,707
National Bank Holdings Corp. Class A	600	12,822
National Bankshares, Inc.	102	3,625
National Penn Bancshares, Inc.	1,285	15,844
NBT Bancorp, Inc.	443	12,351
OFG Bancorp	498	3,645
Old National Bancorp	1,319	17,886
Pacific Continental Corp.	200	2,976
PacWest Bancorp	1,232	53,099
Park National Corp.	98	8,867
Park Sterling Corp.	443	3,243
People’s United Financial, Inc. (b)	3,637	58,738
Peoples Bancorp, Inc. (b)	98	1,846
Pinnacle Financial Partners, Inc.	400	20,544
PNC Financial Services Group, Inc.	5,966	568,619
Popular, Inc.	1,160	32,874
Preferred Bank	98	3,236
PrivateBancorp, Inc.	898	36,836
Prosperity Bancshares, Inc. (b)	748	35,799
Regions Financial Corp.	15,513	148,925
Renasant Corp.	600	20,646
Republic Bancorp, Inc. Class A	98	2,588
S&T Bancorp, Inc.	298	9,184
Sandy Spring Bancorp, Inc.	270	7,279
ServisFirst Bancshares, Inc. (b)	206	9,791
Signature Bank (a)	601	92,175
Simmons First National Corp. Class A	302	15,511

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

South State Corp.	259	$18,635
Southside Bancshares, Inc.	283	6,798
Southwest Bancorp, Inc.	200	3,496
State Bank Financial Corp.	350	7,360
Sterling Bancorp	1,318	21,378
Stock Yards Bancorp, Inc. (b)	150	5,669
Suffolk Bancorp	98	2,778
SunTrust Banks, Inc.	5,928	253,956
SVB Financial Group (a)	601	71,459
Synovus Financial Corp.	1,631	52,812
Talmer Bancorp, Inc. Class A	619	11,210
TCF Financial Corp.	1,794	25,331
Texas Capital Bancshares, Inc. (a)	452	22,338
Tompkins Financial Corp. (b)	150	8,424
Towne Bank	435	9,078
TriCo Bancshares	150	4,116
Trustmark Corp. (b)	759	17,487
UMB Financial Corp.	456	21,227
Umpqua Holdings Corp. (b)	2,821	44,854
Union Bankshares Corp.	715	18,047
United Bankshares, Inc. (b)	689	25,486
United Community Banks, Inc.	496	9,667
Univest Corp. of Pennsylvania	200	4,172
US Bancorp	18,683	797,204
Valley National Bancorp	2,459	24,221
Washington Trust Bancorp, Inc. (b)	150	5,928
Webster Financial Corp.	1,001	37,227
Wells Fargo & Co.	52,392	2,848,029
WesBanco, Inc.	300	9,006
West Bancorp, Inc.	150	2,963
Westamerica Bancorporation (b)	324	15,147
Western Alliance Bancorp (a)	804	28,831
Wilshire Bancorp, Inc.	703	8,120
Wintrust Financial Corp.	607	29,452
Yadkin Financial Corp. (b)	150	3,776
Zions Bancorp	2,510	68,523

		14,774,929

BEVERAGES — 1.9%
Boston Beer Co., Inc. Class A (a) (b)	102	20,595
Brown-Forman Corp. Class A (b)	309	34,024
Brown-Forman Corp. Class B	1,442	143,162
Coca-Cola Bottling Co. Consolidated	52	9,491
Coca-Cola Enterprises, Inc.	2,540	125,070
Constellation Brands, Inc. Class A	1,784	254,113
Dr. Pepper Snapple Group, Inc.	2,230	207,836
Molson Coors Brewing Co. Class B	1,532	143,885
Monster Beverage Corp. (a)	1,694	252,338
National Beverage Corp. (a)	98	4,453
PepsiCo, Inc.	16,647	1,663,368
The Coca-Cola Co.	44,198	1,898,746

		4,757,081

BIOTECHNOLOGY — 3.9%
AbbVie, Inc.	18,487	1,095,170
ACADIA Pharmaceuticals, Inc. (a) (b)	801	28,556
Acceleron Pharma, Inc. (a)	200	9,752
Achillion Pharmaceuticals, Inc. (a) (b)	1,048	11,308
Acorda Therapeutics, Inc. (a) (b)	444	18,994
Aegerion Pharmaceuticals, Inc. (a)	298	3,010
Agios Pharmaceuticals, Inc. (a) (b)	313	20,320

Alder Biopharmaceuticals, Inc. (a) (b)	206	6,804
Alexion Pharmaceuticals, Inc. (a)	2,470	471,152
Alkermes PLC (a)	1,587	125,976
Alnylam Pharmaceuticals, Inc. (a) (b)	845	79,548
AMAG Pharmaceuticals, Inc. (a)	432	13,042
Amgen, Inc.	8,547	1,387,435
Amicus Therapeutics, Inc. (a) (b)	1,032	10,010
Anacor Pharmaceuticals, Inc. (a)	413	46,657
Applied Genetic Technologies Corp. (a)	652	13,301
Arena Pharmaceuticals, Inc. (a)	2,399	4,558
ARIAD Pharmaceuticals, Inc. (a) (b)	2,049	12,806
Array BioPharma, Inc. (a) (b)	1,299	5,482
Arrowhead Research Corp. (a) (b)	810	4,981
Atara Biotherapeutics, Inc. (a)	206	5,440
Baxalta, Inc.	6,066	236,756
BioCryst Pharmaceuticals, Inc. (a)	801	8,266
Biogen, Inc. (a)	2,547	780,273
BioMarin Pharmaceutical, Inc. (a)	1,835	192,235
Bluebird Bio, Inc. (a) (b)	416	26,716
Celgene Corp. (a)	9,024	1,080,714
Celldex Therapeutics, Inc. (a) (b)	1,210	18,973
Cepheid (a)	750	27,397
Chelsea Therapeutics International, Ltd. (a) (c)	1,096	—
ChemoCentryx, Inc. (a)	300	2,430
Chimerix, Inc. (a) (b)	608	5,442
Clovis Oncology, Inc. (a) (b)	248	8,680
Coherus Biosciences, Inc. (a) (b)	400	9,184
Cytokinetics, Inc. (a) (b)	300	3,138
CytRx Corp. (a) (b)	3,949	10,465
Dyax Corp. (a)	1,923	72,343
Dynavax Technologies Corp. (a) (b)	198	4,784
Eagle Pharmaceuticals, Inc. (a) (b)	103	9,133
Emergent BioSolutions, Inc. (a)	298	11,923
Enanta Pharmaceuticals, Inc. (a) (b)	206	6,802
Epizyme, Inc. (a) (b)	309	4,950
Esperion Therapeutics, Inc. (a) (b)	103	2,293
Exact Sciences Corp. (a) (b)	1,008	9,304
Exelixis, Inc. (a) (b)	1,998	11,269
FibroGen, Inc. (a)	516	15,723
Five Prime Therapeutics, Inc. (a) (b)	200	8,300
Galena Biopharma, Inc. (a) (b)	4,444	6,533
Genomic Health, Inc. (a)	200	7,040
Geron Corp. (a) (b)	1,393	6,742
Gilead Sciences, Inc.	16,579	1,677,629
Halozyme Therapeutics, Inc. (a)	1,001	17,347
Heron Therapeutics, Inc. (a) (b)	309	8,250
Idera Pharmaceuticals, Inc. (a) (b)	4,244	13,114
ImmunoGen, Inc. (a)	1,010	13,706
Immunomedics, Inc. (a) (b)	801	2,459
Incyte Corp. (a)	1,783	193,366
Infinity Pharmaceuticals, Inc. (a)	498	3,909
Inovio Pharmaceuticals, Inc. (a) (b)	1,194	8,024
Insmed, Inc. (a) (b)	1,020	18,513
Insys Therapeutics, Inc. (a) (b)	309	8,847
Intercept Pharmaceuticals, Inc. (a) (b)	152	22,701
Intrexon Corp. (a) (b)	400	12,060
Ionis Pharmaceuticals, Inc. (a) (b)	1,264	78,280
Ironwood Pharmaceuticals, Inc. (a) (b)	1,051	12,181

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Juno Therapeutics, Inc. (a) (b)	100	$4,397
Keryx Biopharmaceuticals, Inc. (a) (b)	899	4,540
Kite Pharma, Inc. (a) (b)	309	19,041
Lexicon Pharmaceuticals, Inc. (a) (b)	1,485	19,765
Ligand Pharmaceuticals, Inc. (a) (b)	200	21,684
MacroGenics, Inc. (a)	309	9,570
MannKind Corp. (a) (b)	2,553	3,702
Medivation, Inc. (a)	1,692	81,791
Merrimack Pharmaceuticals, Inc. (a) (b)	1,001	7,908
MiMedx Group, Inc. (a) (b)	899	8,424
Momenta Pharmaceuticals, Inc. (a)	498	7,390
Myriad Genetics, Inc. (a)	877	37,851
Navidea Biopharmaceuticals, Inc. (a) (b)	1,299	1,728
Neurocrine Biosciences, Inc. (a)	862	48,763
NewLink Genetics Corp. (a) (b)	532	19,359
Novavax, Inc. (a) (b)	2,980	25,002
OncoMed Pharmaceuticals, Inc. (a) (b)	648	14,606
Ophthotech Corp. (a)	309	24,266
OPKO Health, Inc. (a) (b)	3,433	34,502
Orexigen Therapeutics, Inc. (a) (b)	1,051	1,808
Organovo Holdings, Inc. (a)	1,500	3,735
OvaScience, Inc. (a) (b)	206	2,013
PDL BioPharma, Inc.	3,988	14,118
Peregrine Pharmaceuticals, Inc. (a) (b)	16,517	19,325
Portola Pharmaceuticals, Inc. (a)	511	26,291
Progenics Pharmaceuticals, Inc. (a) (b)	2,894	17,740
Prothena Corp. PLC (a)	600	40,866
PTC Therapeutics, Inc. (a) (b)	400	12,960
Puma Biotechnology, Inc. (a) (b)	252	19,757
Radius Health, Inc. (a) (b)	309	19,016
Raptor Pharmaceutical Corp. (a)	1,751	9,105
Regeneron Pharmaceuticals, Inc. (a)	901	489,126
Repligen Corp. (a)	350	9,901
Retrophin, Inc. (a)	309	5,961
Rigel Pharmaceuticals, Inc. (a)	950	2,879
Sage Therapeutics, Inc. (a) (b)	103	6,005
Sangamo BioSciences, Inc. (a) (b)	1,448	13,220
Sarepta Therapeutics, Inc. (a) (b)	327	12,616
Seattle Genetics, Inc. (a)	1,099	49,323
Spectrum Pharmaceuticals, Inc. (a)	647	3,901
Stemline Therapeutics, Inc. (a) (b)	1,150	7,256
Synergy Pharmaceuticals, Inc. (a) (b)	848	4,808
Synta Pharmaceuticals Corp. (a) (b)	452	159
TESARO, Inc. (a) (b)	150	7,848
Threshold Pharmaceuticals, Inc. (a)	498	239
Ultragenyx Pharmaceutical, Inc. (a)	413	46,330
United Therapeutics Corp. (a)	498	77,992
Vanda Pharmaceuticals, Inc. (a)	298	2,774
Verastem, Inc. (a)	1,602	2,980
Vertex Pharmaceuticals, Inc. (a)	2,735	344,145
XOMA Corp. (a) (b)	648	862
ZIOPHARM Oncology, Inc. (a) (b)	1,124	9,340

		9,731,184

BUILDING PRODUCTS — 0.3%
AAON, Inc.	444	10,310
Advanced Drainage Systems, Inc. (b)	413	9,924
Allegion PLC	1,117	73,633

American Woodmark Corp. (a)	98	7,838
AO Smith Corp.	848	64,965
Apogee Enterprises, Inc.	298	12,966
Armstrong World Industries, Inc. (a)	498	22,774
Builders FirstSource, Inc. (a) (b)	495	5,485
Continental Building Products, Inc. (a)	309	5,395
Fortune Brands Home & Security, Inc. (b)	1,833	101,731
Gibraltar Industries, Inc. (a)	350	8,904
Griffon Corp. (b)	443	7,885
Insteel Industries, Inc.	200	4,184
Lennox International, Inc. (b)	550	68,695
Masco Corp.	3,938	111,445
Masonite International Corp. (a)	298	18,247
NCI Building Systems, Inc. (a)	252	3,127
Nortek, Inc. (a) (b)	98	4,275
Owens Corning	1,299	61,092
PGT, Inc. (a)	350	3,987
Ply Gem Holdings, Inc. (a)	150	1,881
Quanex Building Products Corp.	386	8,048
Simpson Manufacturing Co., Inc.	435	14,855
Trex Co., Inc. (a) (b)	400	15,216
Universal Forest Products, Inc.	252	17,229
USG Corp. (a) (b)	883	21,448

		685,539

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)	616	98,412
Ameriprise Financial, Inc.	2,085	221,886
Arlington Asset Investment Corp. Class A (b)	150	1,985
Artisan Partners Asset Management, Inc. Class A	298	10,746
Ashford, Inc. (a) (b)	5	266
Associated Capital Group, Inc. Class A (a)	102	3,111
Bank of New York Mellon Corp.	12,965	534,417
BGC Partners, Inc. Class A	1,399	13,724
BlackRock, Inc.	1,442	491,030
Calamos Asset Management, Inc. Class A	252	2,439
Charles Schwab Corp.	12,609	415,214
Cohen & Steers, Inc.	200	6,096
Cowen Group, Inc. Class A (a) (b)	1,048	4,014
Diamond Hill Investment Group, Inc. (b)	52	9,828
E*TRADE Financial Corp. (a)	3,143	93,159
Eaton Vance Corp. (b)	1,323	42,905
Evercore Partners, Inc. Class A	350	18,924
Federated Investors, Inc. Class B	988	28,306
Financial Engines, Inc. (b)	550	18,518
Franklin Resources, Inc.	4,518	166,353
GAMCO Investors, Inc. Class A	102	3,166
Goldman Sachs Group, Inc.	4,899	882,947
Greenhill & Co., Inc. (b)	298	8,526
HFF, Inc. Class A	350	10,875
Interactive Brokers Group, Inc. Class A	498	21,713
INTL. FCStone, Inc. (a)	192	6,424
Invesco, Ltd.	4,903	164,152

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Investment Technology Group, Inc.	400	$6,808
Janus Capital Group, Inc. (b)	1,632	22,995
KCG Holdings, Inc. Class A (a)	770	9,479
Ladenburg Thalmann Financial Services, Inc. (a) (b)	1,150	3,174
Lazard, Ltd. Class A	1,393	62,699
Legg Mason, Inc.	1,242	48,724
LPL Financial Holdings, Inc. (b)	950	40,517
Morgan Stanley	17,061	542,710
Northern Trust Corp.	2,653	191,255
NorthStar Asset Management Group, Inc.	1,993	24,195
Piper Jaffray Cos. (a)	200	8,080
Raymond James Financial, Inc.	1,314	76,173
Safeguard Scientifics, Inc. (a) (b)	252	3,657
SEI Investments Co.	1,575	82,530
State Street Corp. (d)	4,773	316,736
Stifel Financial Corp. (a)	721	30,542
T Rowe Price Group, Inc.	2,945	210,538
TD Ameritrade Holding Corp.	2,961	102,776
Virtus Investment Partners, Inc.	102	11,981
Waddell & Reed Financial, Inc. (Class A) Class A	950	27,227
Westwood Holdings Group, Inc.	102	5,313
WisdomTree Investments, Inc. (b)	1,099	17,232

		5,124,477

CHEMICALS — 2.2%
A Schulman, Inc.	298	9,131
Air Products & Chemicals, Inc.	2,392	311,223
Airgas, Inc.	849	117,434
Albemarle Corp. (b)	1,356	75,950
American Vanguard Corp. (b)	298	4,175
Ashland, Inc. (b)	888	91,198
Axalta Coating Systems, Ltd. (a)	1,135	30,248
Axiall Corp.	750	11,550
Balchem Corp. (b)	298	18,118
Cabot Corp.	671	27,430
Calgon Carbon Corp.	579	9,988
Celanese Corp. Series A	1,736	116,885
CF Industries Holdings, Inc.	2,734	111,575
Chemours Co.	2,044	10,956
Chemtura Corp. (a)	867	23,643
Dow Chemical Co.	12,799	658,893
E.I. du Pont de Nemours & Co.	10,222	680,785
Eastman Chemical Co.	1,709	115,375
Ecolab, Inc.	2,980	340,852
Ferro Corp. (a)	801	8,907
Flotek Industries, Inc. (a) (b)	498	5,697
FMC Corp. (b)	1,521	59,517
FutureFuel Corp.	252	3,402
Hawkins, Inc.	98	3,505
HB Fuller Co.	550	20,058
Huntsman Corp.	2,149	24,434
Innophos Holdings, Inc.	252	7,303
Innospec, Inc.	300	16,293
International Flavors & Fragrances, Inc. (b)	899	107,556
Intrepid Potash, Inc. (a)	600	1,770
Koppers Holdings, Inc. (a)	252	4,599

Kraton Performance Polymers, Inc. (a)	350	5,814
Kronos Worldwide, Inc. (b)	252	1,421
LSB Industries, Inc. (a) (b)	200	1,450
LyondellBasell Industries NV Class A	4,439	385,749
Minerals Technologies, Inc.	400	18,344
Monsanto Co.	4,991	491,713
Mosaic Co.	4,095	112,981
NewMarket Corp. (b)	98	37,312
Olin Corp.	1,848	31,896
OMNOVA Solutions, Inc. (a)	498	3,053
Platform Specialty Products Corp. (a)	1,750	22,452
PolyOne Corp.	1,099	34,904
PPG Industries, Inc.	3,163	312,568
Praxair, Inc.	3,278	335,667
Quaker Chemical Corp.	150	11,589
Rayonier Advanced Materials, Inc. (b)	466	4,562
Rentech, Inc. (a)	249	876
RPM International, Inc.	1,448	63,799
Scotts Miracle-Gro Co. Class A	443	28,578
Sensient Technologies Corp.	550	34,551
Sherwin-Williams Co.	906	235,198
Stepan Co.	210	10,435
Tredegar Corp.	300	4,086
Tronox, Ltd. Class A (b)	648	2,534
Valspar Corp. (b)	1,001	83,033
Westlake Chemical Corp.	446	24,227
WR Grace & Co. (a)	850	84,651

		5,411,893

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	600	17,082
ACCO Brands Corp. (a)	1,252	8,927
ADT Corp. (b)	2,228	73,479
Brady Corp. Class A	498	11,444
Brink’s Co.	498	14,372
CECO Environmental Corp.	184	1,413
Cintas Corp. (b)	1,154	105,072
Civeo Corp.	1,201	1,705
Clean Harbors, Inc. (a) (b)	648	26,989
Copart, Inc. (a)	1,593	60,550
Covanta Holding Corp. (b)	1,193	18,480
Deluxe Corp. (b)	543	29,615
Ennis, Inc.	315	6,064
Essendant, Inc.	452	14,695
G&K Services, Inc. Class A	200	12,580
Healthcare Services Group, Inc. (b)	750	26,152
Herman Miller, Inc.	657	18,856
HNI Corp.	498	17,958
InnerWorkings, Inc. (a) (b)	443	3,323
Interface, Inc.	648	12,403
KAR Auction Services, Inc.	1,549	57,359
Knoll, Inc.	498	9,362
Matthews International Corp. Class A	330	17,639
McGrath RentCorp	300	7,557
Mobile Mini, Inc. (b)	452	14,071
MSA Safety, Inc.	298	12,954
Multi-Color Corp.	98	5,861
Pitney Bowes, Inc. (b)	2,259	46,648
Quad/Graphics, Inc.	300	2,790
Republic Services, Inc.	2,990	131,530

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Rollins, Inc.	1,047	$27,117
RR Donnelley & Sons Co. (b)	2,122	31,236
SP Plus Corp. (a)	150	3,585
Steelcase, Inc. Class A	950	14,155
Stericycle, Inc. (a)	933	112,520
Team, Inc. (a)	252	8,054
Tetra Tech, Inc.	698	18,162
Tyco International PLC	5,099	162,607
UniFirst Corp.	150	15,630
US Ecology, Inc.	200	7,288
Viad Corp.	252	7,114
Waste Connections, Inc.	1,344	75,694
Waste Management, Inc.	5,118	273,148
West Corp.	752	16,221

		1,559,461

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	648	11,159
Arista Networks, Inc. (a) (b)	413	32,148
ARRIS Group, Inc. (a)	1,311	40,077
Black Box Corp.	150	1,430
Brocade Communications Systems, Inc.	4,885	44,844
CalAmp Corp. (a)	400	7,972
Calix, Inc. (a)	452	3,557
Ciena Corp. (a)	1,124	23,256
Cisco Systems, Inc.	57,340	1,557,068
CommScope Holding Co., Inc. (a)	1,148	29,722
Comtech Telecommunications Corp.	209	4,199
Digi International, Inc. (a)	300	3,414
EchoStar Corp. Class A (a)	425	16,622
Extreme Networks, Inc. (a)	1,051	4,288
F5 Networks, Inc. (a)	839	81,349
Finisar Corp. (a) (b)	1,016	14,773
Harmonic, Inc. (a) (b)	1,225	4,986
Harris Corp.	1,348	117,141
Infinera Corp. (a) (b)	1,248	22,614
InterDigital, Inc. (b)	452	22,166
Ixia (a)	652	8,104
Juniper Networks, Inc.	4,365	120,474
KVH Industries, Inc. (a)	150	1,413
Lumentum Holdings, Inc. (a)	515	11,340
Motorola Solutions, Inc.	2,107	144,224
NETGEAR, Inc. (a)	452	18,943
NetScout Systems, Inc. (a)	1,200	36,840
Palo Alto Networks, Inc. (a)	859	151,304
Plantronics, Inc. (b)	485	22,999
Polycom, Inc. (a)	1,872	23,568
QUALCOMM, Inc.	16,855	842,497
Ruckus Wireless, Inc. (a)	443	4,745
ShoreTel, Inc. (a)	652	5,770
Sonus Networks, Inc. (a) (b)	468	3,337
Ubiquiti Networks, Inc. (a)	150	4,753
ViaSat, Inc. (a) (b)	452	27,577
Viavi Solutions, Inc. (a)	2,578	15,700

		3,486,373

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,640	49,249
Aegion Corp. (a)	452	8,728
Argan, Inc.	150	4,860

Chicago Bridge & Iron Co. NV	1,099	42,850
Comfort Systems USA, Inc.	400	11,368
Dycom Industries, Inc. (a) (b)	350	24,486
EMCOR Group, Inc.	771	37,039
Fluor Corp.	1,787	84,382
Furmanite Corp. (a)	400	2,664
Granite Construction, Inc.	452	19,395
Great Lakes Dredge & Dock Corp. (a)	648	2,566
Jacobs Engineering Group, Inc. (a)	1,423	59,695
KBR, Inc.	1,625	27,495
MasTec, Inc. (a) (b)	648	11,262
MYR Group, Inc. (a)	252	5,194
Northwest Pipe Co. (a)	98	1,097
Orion Marine Group, Inc. (a)	298	1,243
Primoris Services Corp. (b)	400	8,812
Quanta Services, Inc. (a)	2,278	46,129
Tutor Perini Corp. (a)	400	6,696

		455,210

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	571	34,506
Headwaters, Inc. (a)	801	13,513
Martin Marietta Materials, Inc.	715	97,655
US Concrete, Inc. (a)	150	7,899
Vulcan Materials Co.	1,450	137,706

		291,279

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)	5,317	99,109
American Express Co.	9,772	679,643
Capital One Financial Corp.	6,041	436,039
Cash America International, Inc. (b)	298	8,925
Credit Acceptance Corp. (a) (b)	102	21,830
Discover Financial Services	5,099	273,408
Encore Capital Group, Inc. (a) (b)	300	8,724
Enova International, Inc. (a)	271	1,791
EZCORP, Inc. Class A (a)	550	2,744
First Cash Financial Services, Inc. (a) (b)	298	11,154
Green Dot Corp. Class A (a)	300	4,926
LendingClub Corp. (a) (b)	1,135	12,542
Navient Corp.	4,927	56,414
Nelnet, Inc. Class A	252	8,460
OneMain Holdings, Inc. (a)	619	25,713
PRA Group, Inc. (a) (b)	600	20,814
Santander Consumer USA Holdings, Inc. (a)	1,123	17,800
SLM Corp. (a)	4,927	32,124
Synchrony Financial (a)	9,856	299,721
World Acceptance Corp. (a) (b)	98	3,636

		2,025,517

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)	52	4,012
AptarGroup, Inc.	750	54,488
Avery Dennison Corp.	1,088	68,174
Ball Corp.	1,594	115,932
Bemis Co., Inc.	1,150	51,394
Berry Plastics Group, Inc. (a)	1,501	54,306
Crown Holdings, Inc. (a)	1,592	80,714
Graphic Packaging Holding Co.	3,598	46,162

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Greif, Inc. Class A (b)	776	$23,909
International Paper Co.	4,879	183,938
Myers Industries, Inc.	298	3,969
Owens-Illinois, Inc. (a)	1,804	31,426
Packaging Corp. of America	1,048	66,076
Sealed Air Corp.	2,360	105,256
Silgan Holdings, Inc.	354	19,017
Sonoco Products Co.	1,099	44,916
WestRock Co.	3,116	142,152

		1,095,841

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc. (b)	252	20,649
Genuine Parts Co.	1,738	149,277
LKQ Corp. (a)	3,293	97,571
Pool Corp.	524	42,329
VOXX International Corp. (a)	200	1,052

		310,878

DIVERSIFIED CONSUMER SERVICES — 0.2%
2U, Inc. (a) (b)	309	8,646
American Public Education, Inc. (a)	200	3,722
Apollo Education Group, Inc. (a)	1,087	8,337
Ascent Capital Group, Inc. Class A (a)	156	2,608
Bridgepoint Education, Inc. (a)	200	1,522
Bright Horizons Family Solutions, Inc. (a)	350	23,380
Capella Education Co.	140	6,471
Career Education Corp. (a)	608	2,207
Carriage Services, Inc. (b)	150	3,615
DeVry Education Group, Inc. (b)	691	17,489
Graham Holdings Co. Class B	52	25,219
Grand Canyon Education, Inc. (a)	498	19,980
H&R Block, Inc.	2,956	98,464
Houghton Mifflin Harcourt Co. (a)	1,201	26,158
K12, Inc. (a)	298	2,622
LifeLock, Inc. (a) (b)	648	9,299
Regis Corp. (a) (b)	498	7,047
Service Corp. International	2,318	60,314
ServiceMaster Global Holdings, Inc. (a)	1,148	45,048
Sotheby’s (b)	752	19,372
Strayer Education, Inc. (a) (b)	110	6,613
Universal Technical Institute, Inc.	252	1,174
Weight Watchers International, Inc. (a) (b)	298	6,794

		406,101

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	20,864	2,754,883
CBOE Holdings, Inc.	950	61,655
CME Group, Inc.	3,590	325,254
FactSet Research Systems, Inc.	443	72,019
FNFV Group (a)	595	6,682
Intercontinental Exchange, Inc.	1,275	326,731
Leucadia National Corp.	4,036	70,186
MarketAxess Holdings, Inc.	400	44,636
McGraw Hill Financial, Inc.	3,025	298,204
Moody’s Corp.	2,138	214,527
Morningstar, Inc.	252	20,263
MSCI, Inc.	1,328	95,789

Nasdaq, Inc.	1,196	69,571
NewStar Financial, Inc. (a)	300	2,694
PICO Holdings, Inc. (a)	252	2,601
Voya Financial, Inc.	2,529	93,345

		4,459,040

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
8x8, Inc. (a)	801	9,171
AT&T, Inc.	68,605	2,360,698
Atlantic Tele-Network, Inc.	98	7,667
CenturyLink, Inc.	6,673	167,893
Cincinnati Bell, Inc. (a)	2,299	8,276
Cogent Communications Holdings, Inc. (b)	541	18,767
Consolidated Communications Holdings, Inc. (b)	446	9,344
Frontier Communications Corp. (b)	14,372	67,117
General Communication, Inc. Class A (a)	350	6,923
Globalstar, Inc. (a) (b)	2,999	4,319
Hawaiian Telcom Holdco, Inc. (a)	98	2,436
IDT Corp. (Class B) Class B	150	1,749
inContact, Inc. (a) (b)	600	5,724
Inteliquent, Inc.	350	6,220
Intelsat SA (a) (b)	252	1,048
Iridium Communications, Inc. (a) (b)	698	5,870
Level 3 Communications, Inc. (a)	3,259	177,159
Lumos Networks Corp.	150	1,680
Verizon Communications, Inc.	45,938	2,123,254
Vonage Holdings Corp. (a)	1,700	9,758
Windstream Holdings, Inc. (b)	1,093	7,039
Zayo Group Holdings, Inc. (a)	1,547	41,135

		5,043,247

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	452	22,975
American Electric Power Co., Inc.	5,373	313,085
Avangrid, Inc. (a)	762	29,261
Cleco Corp.	648	33,832
Duke Energy Corp.	7,913	564,909
Edison International	3,571	211,439
El Paso Electric Co.	452	17,402
Empire District Electric Co.	443	12,435
Entergy Corp.	1,951	133,370
Eversource Energy	3,441	175,732
Exelon Corp.	10,557	293,168
FirstEnergy Corp.	4,591	145,672
Great Plains Energy, Inc.	1,700	46,427
Hawaiian Electric Industries, Inc.	1,058	30,629
IDACORP, Inc.	550	37,400
ITC Holdings Corp.	1,802	70,729
MGE Energy, Inc.	280	12,992
NextEra Energy, Inc.	5,035	523,086
OGE Energy Corp.	2,143	56,339
Otter Tail Corp.	400	10,652
Pepco Holdings, Inc.	2,771	72,074
Pinnacle West Capital Corp.	1,163	74,990
PNM Resources, Inc.	863	26,382
Portland General Electric Co.	850	30,915
PPL Corp.	7,373	251,641
The Southern Co.	10,143	474,591

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Unitil Corp.	159	$5,705
Westar Energy, Inc.	1,557	66,032
Xcel Energy, Inc.	5,844	209,858

		3,953,722

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	543	126,953
AMETEK, Inc.	2,699	144,639
AZZ, Inc.	300	16,671
Babcock & Wilcox Enterprises, Inc. (a)	622	12,981
Eaton Corp. PLC	5,420	282,057
Emerson Electric Co.	7,404	354,133
Encore Wire Corp.	252	9,347
EnerSys	498	27,853
Franklin Electric Co., Inc. (b)	498	13,461
FuelCell Energy, Inc. (a) (b)	145	719
Generac Holdings, Inc. (a) (b)	750	22,328
General Cable Corp.	532	7,145
Hubbell, Inc.	650	65,676
Plug Power, Inc. (a) (b)	1,844	3,891
Powell Industries, Inc.	98	2,551
Regal Beloit Corp.	498	29,143
Rockwell Automation, Inc.	1,529	156,891
SolarCity Corp. (a) (b)	650	33,163
Thermon Group Holdings, Inc. (a)	298	5,042

		1,314,644

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A) Class A	3,535	184,633
Anixter International, Inc. (a)	298	17,996
Arrow Electronics, Inc. (a)	1,163	63,011
Avnet, Inc.	1,512	64,774
AVX Corp. (b)	498	6,046
Badger Meter, Inc. (b)	150	8,788
Belden, Inc.	443	21,122
Benchmark Electronics, Inc. (a)	599	12,381
CDW Corp.	1,482	62,303
Checkpoint Systems, Inc.	452	2,834
Cognex Corp.	948	32,014
Coherent, Inc. (a)	300	19,533
Corning, Inc.	14,395	263,141
CTS Corp.	350	6,174
Daktronics, Inc.	400	3,488
Dolby Laboratories, Inc. Class A	509	17,128
DTS, Inc. (a)	200	4,516
Electro Rent Corp.	200	1,840
ePlus, Inc. (a)	52	4,850
Fabrinet (a)	298	7,098
FARO Technologies, Inc. (a) (b)	200	5,904
FEI Co.	499	39,815
Fitbit, Inc. Class A (a)	500	14,795
FLIR Systems, Inc.	1,596	44,800
GSI Group, Inc. (a)	298	4,059
II-VI, Inc. (a)	550	10,208
Ingram Micro, Inc. Class A	1,649	50,097
Insight Enterprises, Inc. (a)	443	11,128
InvenSense, Inc. (a)	652	6,670
IPG Photonics Corp. (a) (b)	350	31,206
Itron, Inc. (a)	405	14,653
Jabil Circuit, Inc.	2,255	52,519

Keysight Technologies, Inc. (a)	1,929	54,649
Knowles Corp. (a) (b)	964	12,850
Littelfuse, Inc.	252	26,967
Mercury Systems, Inc. (a)	350	6,426
Methode Electronics, Inc.	400	12,732
MTS Systems Corp.	150	9,511
National Instruments Corp. (b)	1,084	31,100
Newport Corp. (a)	452	7,173
OSI Systems, Inc. (a)	252	22,342
Park Electrochemical Corp.	252	3,795
Plexus Corp. (a)	400	13,968
RealD, Inc. (a)	452	4,769
Rofin-Sinar Technologies, Inc. (a)	298	7,980
Rogers Corp. (a)	200	10,314
Sanmina Corp. (a)	921	18,954
ScanSource, Inc. (a)	298	9,602
SYNNEX Corp.	300	26,979
Tech Data Corp. (a)	432	28,676
Trimble Navigation, Ltd. (a)	2,836	60,832
TTM Technologies, Inc. (a)	600	3,906
Universal Display Corp. (a)	452	24,607
Vishay Intertechnology, Inc. (b)	1,467	17,677
Vishay Precision Group, Inc. (a)	158	1,789
Zebra Technologies Corp. Class A (a)	581	40,467

		1,547,589

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	646	4,858
Atwood Oceanics, Inc. (b)	652	6,670
Baker Hughes, Inc.	4,995	230,519
Basic Energy Services, Inc. (a) (b)	321	860
Bristow Group, Inc. (b)	400	10,360
C&J Energy Services, Ltd. (a) (b)	498	2,370
Cameron International Corp. (a)	2,357	148,962
CARBO Ceramics, Inc. (b)	252	4,334
Diamond Offshore Drilling, Inc. (b)	731	15,424
Dril-Quip, Inc. (a)	664	39,329
Ensco PLC Class A	2,579	39,691
Era Group, Inc. (a)	252	2,810
Exterran Corp. (a)	323	5,184
FMC Technologies, Inc. (a)	2,623	76,093
Forum Energy Technologies, Inc. (a) (b)	648	8,074
Frank’s International NV	586	9,780
Geospace Technologies Corp. (a) (b)	150	2,111
Gulfmark Offshore, Inc. Class A (b)	833	3,890
Halliburton Co.	9,362	318,682
Helix Energy Solutions Group, Inc. (a)	1,186	6,238
Helmerich & Payne, Inc. (b)	1,101	58,959
Hornbeck Offshore Services, Inc. (a) (b)	400	3,976
ION Geophysical Corp. (a)	1,503	756
Key Energy Services, Inc. (a)	1,649	795
Matrix Service Co. (a)	300	6,162
McDermott International, Inc. (a)	6,048	20,261
Nabors Industries, Ltd.	3,263	27,768
National Oilwell Varco, Inc. (b)	4,781	160,116
Natural Gas Services Group, Inc. (a)	98	2,185
Newpark Resources, Inc. (a)	950	5,016
Noble Corp. PLC (b)	2,682	28,295

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

North Atlantic Drilling, Ltd. (a)	150	$368
Oceaneering International, Inc.	1,201	45,062
Oil States International, Inc. (a)	600	16,350
Parker Drilling Co. (a)	1,299	2,364
Patterson-UTI Energy, Inc.	1,595	24,053
PHI, Inc. NVDR (a)	150	2,462
Pioneer Energy Services Corp. (a) (b)	648	1,406
RigNet, Inc. (a)	98	2,028
Rowan Cos. PLC Class A (b)	1,373	23,272
RPC, Inc. (b)	698	8,341
Schlumberger, Ltd.	14,181	989,125
SEACOR Holdings, Inc. (a) (b)	252	13,245
Seadrill, Ltd. (a) (b)	3,894	13,201
Seventy Seven Energy, Inc. (a) (b)	453	476
Superior Energy Services, Inc.	1,754	23,626
Tesco Corp.	298	2,158
TETRA Technologies, Inc. (a)	848	6,377
Tidewater, Inc. (b)	536	3,731
Unit Corp. (a) (b)	550	6,710
US Silica Holdings, Inc.	600	11,238
Weatherford International PLC (a)	8,666	72,708

		2,518,829

FOOD & STAPLES RETAILING — 2.1%
Andersons, Inc. (b)	300	9,489
Casey’s General Stores, Inc.	452	54,444
Chefs’ Warehouse, Inc. (a) (b)	150	2,502
Costco Wholesale Corp.	4,969	802,494
CVS Health Corp.	12,738	1,245,394
Fairway Group Holdings Corp. (a) (b)	150	99
Fresh Market, Inc. (a) (b)	452	10,586
Ingles Markets, Inc. Class A (b)	150	6,612
Kroger Co.	11,437	478,410
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	102	2,078
PriceSmart, Inc. (b)	200	16,598
Rite Aid Corp. (a)	10,742	84,217
SpartanNash Co.	358	7,747
Sprouts Farmers Market, Inc. (a) (b)	1,682	44,724
SUPERVALU, Inc. (a)	2,214	15,011
Sysco Corp. (b)	6,508	266,828
United Natural Foods, Inc. (a) (b)	550	21,648
Village Super Market, Inc. Class A	102	2,688
Wal-Mart Stores, Inc.	17,821	1,092,427
Walgreens Boots Alliance, Inc.	9,742	829,580
Weis Markets, Inc.	98	4,341
Whole Foods Market, Inc. (b)	4,084	136,814

		5,134,731

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	7,250	265,930
B&G Foods, Inc. (b)	600	21,012
Blue Buffalo Pet Products, Inc. (a) (b)	400	7,484
Boulder Brands, Inc. (a) (b)	648	7,115
Bunge, Ltd.	1,635	111,638
Cal-Maine Foods, Inc. (b)	298	13,809
Calavo Growers, Inc.	98	4,802
Campbell Soup Co. (b)	1,913	100,528
ConAgra Foods, Inc.	4,895	206,373
Darling Ingredients, Inc. (a)	1,721	18,105
Dean Foods Co. (b)	1,004	17,219

Diamond Foods, Inc. (a)	252	9,715
Flowers Foods, Inc.	1,883	40,466
Fresh Del Monte Produce, Inc.	366	14,230
General Mills, Inc.	6,657	383,843
Hain Celestial Group, Inc. (a)	1,099	44,389
Hershey Co.	1,658	148,010
Hormel Foods Corp.	1,448	114,508
Ingredion, Inc.	848	81,272
J&J Snack Foods Corp.	150	17,501
J.M. Smucker Co.	1,366	168,482
Kellogg Co.	2,828	204,380
Keurig Green Mountain, Inc. (b)	1,649	148,377
Kraft Heinz Co.	6,728	489,529
Lancaster Colony Corp.	200	23,092
Landec Corp. (a)	300	3,549
Limoneira Co. (b)	98	1,464
McCormick & Co., Inc. (b)	1,460	124,918
Mead Johnson Nutrition Co.	2,220	175,269
Mondelez International, Inc. Class A	18,092	811,245
Pilgrim’s Pride Corp. (b)	648	14,314
Pinnacle Foods, Inc.	1,278	54,264
Post Holdings, Inc. (a) (b)	756	46,645
Sanderson Farms, Inc. (b)	236	18,295
Seaboard Corp. (a)	3	8,684
Seneca Foods Corp. Class A (a)	102	2,956
Snyder’s-Lance, Inc.	498	17,081
Tootsie Roll Industries, Inc. (b)	221	6,981
TreeHouse Foods, Inc. (a)	500	39,230
Tyson Foods, Inc. Class A	3,395	181,055
WhiteWave Foods Co. (a)	1,917	74,590

		4,242,349

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,299	82,889
Atmos Energy Corp.	1,203	75,837
Chesapeake Utilities Corp.	50	2,838
Laclede Group, Inc. (b)	450	26,734
National Fuel Gas Co.	850	36,337
New Jersey Resources Corp.	885	29,170
Northwest Natural Gas Co. (b)	298	15,082
ONE Gas, Inc. (b)	575	28,848
Piedmont Natural Gas Co., Inc.	850	48,467
Questar Corp. (b)	1,952	38,025
South Jersey Industries, Inc.	699	16,440
Southwest Gas Corp.	498	27,470
UGI Corp.	1,809	61,072
WGL Holdings, Inc.	550	34,644

		523,853

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc.	252	14,031
Abbott Laboratories	16,943	760,910
Abiomed, Inc. (a)	428	38,640
Accuray, Inc. (a)	850	5,737
Alere, Inc. (a)	912	35,650
Align Technology, Inc. (a)	901	59,331
Analogic Corp. (b)	98	8,095
AngioDynamics, Inc. (a)	300	3,642
Anika Therapeutics, Inc. (a)	98	3,740
Antares Pharma, Inc. (a) (b)	1,193	1,444
AtriCure, Inc. (a) (b)	252	5,655

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Baxter International, Inc.	6,066	$231,418
Becton, Dickinson and Co.	2,301	354,561
Boston Scientific Corp. (a)	14,804	272,986
C.R. Bard, Inc.	856	162,161
Cantel Medical Corp.	350	21,749
Cardiovascular Systems, Inc. (a) (b)	252	3,810
Cerus Corp. (a) (b)	750	4,740
CONMED Corp.	298	13,127
Cooper Cos., Inc. (b)	605	81,191
Cynosure, Inc. Class A (a)	200	8,934
DENTSPLY International, Inc.	1,558	94,804
DexCom, Inc. (a)	1,001	81,982
Edwards Lifesciences Corp. (a)	2,472	195,239
Endologix, Inc. (a) (b)	698	6,910
GenMark Diagnostics, Inc. (a) (b)	298	2,312
Globus Medical, Inc. Class A (a) (b)	600	16,692
Greatbatch, Inc. (a)	300	15,750
Haemonetics Corp. (a)	550	17,732
Halyard Health, Inc. (a)	539	18,008
HeartWare International, Inc. (a) (b)	200	10,080
Hill-Rom Holdings, Inc.	541	26,000
Hologic, Inc. (a)	2,986	115,528
ICU Medical, Inc. (a)	150	16,917
IDEXX Laboratories, Inc. (a) (b)	1,201	87,577
Inogen, Inc. (a)	300	12,027
Insulet Corp. (a) (b)	600	22,686
Integra LifeSciences Holdings Corp. (a)	252	17,081
Intuitive Surgical, Inc. (a)	449	245,226
Invacare Corp.	350	6,086
LDR Holding Corp. (a)	309	7,759
LivaNova PLC (a)	498	29,566
Masimo Corp. (a)	521	21,627
Medtronic PLC	16,139	1,241,412
Meridian Bioscience, Inc. (b)	443	9,090
Merit Medical Systems, Inc. (a)	443	8,235
Natus Medical, Inc. (a)	298	14,319
Neogen Corp. (a)	396	22,382
Nevro Corp. (a)	206	13,907
NuVasive, Inc. (a)	526	28,462
NxStage Medical, Inc. (a)	648	14,198
OraSure Technologies, Inc. (a)	600	3,864
Orthofix International NV (a)	200	7,842
Quidel Corp. (a) (b)	298	6,318
ResMed, Inc. (b)	1,553	83,381
Rockwell Medical, Inc. (a) (b)	516	5,284
RTI Surgical, Inc. (a)	652	2,588
SeaSpine Holdings Corp. (a)	84	1,443
Sirona Dental Systems, Inc. (a)	600	65,742
Spectranetics Corp. (a) (b)	452	6,807
St. Jude Medical, Inc.	3,131	193,402
STAAR Surgical Co. (a) (b)	400	2,856
STERIS PLC	952	71,724
Stryker Corp.	3,722	345,923
SurModics, Inc. (a)	150	3,040
Teleflex, Inc. (b)	452	59,415
Unilife Corp. (a) (b)	1,001	496
Utah Medical Products, Inc.	52	3,044
Varian Medical Systems, Inc. (a) (b)	1,160	93,728
Vascular Solutions, Inc. (a)	200	6,878

West Pharmaceutical Services, Inc.	801	48,236
Wright Medical Group NV (a)	765	18,498
Zeltiq Aesthetics, Inc. (a) (b)	309	8,816
Zimmer Biomet Holdings, Inc.	1,863	191,125

		5,741,596

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	503	31,417
Aceto Corp.	298	8,040
Aetna, Inc.	3,958	427,939
Air Methods Corp. (a) (b)	452	18,952
Amedisys, Inc. (a) (b)	344	13,526
AmerisourceBergen Corp.	2,577	267,261
AMN Healthcare Services, Inc. (a)	498	15,463
Amsurg Corp. (a)	653	49,628
Anthem, Inc.	2,916	406,607
BioScrip, Inc. (a) (b)	652	1,141
Brookdale Senior Living, Inc. (a)	1,794	33,117
Capital Senior Living Corp. (a)	298	6,216
Cardinal Health, Inc.	3,755	335,209
Centene Corp. (a)	1,401	92,200
Chemed Corp. (b)	200	29,960
Cigna Corp.	2,837	415,138
Community Health Systems, Inc. (a) (b)	1,220	32,367
CorVel Corp. (a)	98	4,304
DaVita HealthCare Partners, Inc. (a)	1,993	138,932
Diplomat Pharmacy, Inc. (a) (b)	413	14,133
Ensign Group, Inc.	400	9,052
Envision Healthcare Holdings, Inc. (a)	2,087	54,199
ExamWorks Group, Inc. (a) (b)	298	7,927
Express Scripts Holding Co. (a)	7,572	661,869
Five Star Quality Care, Inc. (a)	443	1,409
Hanger, Inc. (a) (b)	400	6,580
HCA Holdings, Inc. (a)	3,599	243,400
Health Net, Inc. (a)	908	62,162
HealthEquity, Inc. (a)	413	10,354
HealthSouth Corp.	977	34,009
Healthways, Inc. (a)	292	3,758
Henry Schein, Inc. (a)	959	151,704
Humana, Inc.	1,751	312,571
Kindred Healthcare, Inc. (b)	690	8,218
Laboratory Corp. of America Holdings (a)	1,200	148,368
Landauer, Inc. (b)	98	3,226
LHC Group, Inc. (a)	98	4,438
LifePoint Health, Inc. (a)	498	36,553
Magellan Health, Inc. (a)	298	18,375
McKesson Corp.	2,610	514,770
MEDNAX, Inc. (a)	1,099	78,754
Molina Healthcare, Inc. (a) (b)	506	30,426
National HealthCare Corp. (b)	98	6,047
Owens & Minor, Inc. (b)	698	25,114
Patterson Cos., Inc. (b)	949	42,904
PharMerica Corp. (a)	298	10,430
Premier, Inc. Class A (a)	372	13,120
Providence Service Corp. (a)	98	4,598
Quest Diagnostics, Inc.	1,746	124,210
Select Medical Holdings Corp. (b)	1,550	18,461
Surgical Care Affiliates, Inc. (a)	206	8,201

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Team Health Holdings, Inc. (a)	750	$32,918
Tenet Healthcare Corp. (a)	1,101	33,360
Triple-S Management Corp. Class B (a) (b)	300	7,173
UnitedHealth Group, Inc.	10,770	1,266,983
Universal American Corp. (b)	452	3,164
Universal Health Services, Inc. Class B	1,001	119,610
US Physical Therapy, Inc.	98	5,261
VCA, Inc. (a)	952	52,360
WellCare Health Plans, Inc. (a)	507	39,653

		6,557,239

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,943	29,883
athenahealth, Inc. (a) (b)	388	62,456
Cerner Corp. (a)	3,301	198,621
Computer Programs & Systems, Inc. (b)	98	4,876
HealthStream, Inc. (a)	252	5,544
HMS Holdings Corp. (a)	950	11,723
IMS Health Holdings, Inc. (a)	1,471	37,466
Inovalon Holdings, Inc. Class A (a) (b)	309	5,253
MedAssets, Inc. (a)	648	20,049
Medidata Solutions, Inc. (a)	650	32,039
Omnicell, Inc. (a)	400	12,432
Quality Systems, Inc.	452	7,286
Veeva Systems, Inc. Class A (a) (b)	1,052	30,350
Vocera Communications, Inc. (a)	252	3,075

		461,053

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	2,165	69,821
Belmond, Ltd. Class A (a)	1,048	9,956
Biglari Holdings, Inc. (a)	47	15,314
BJ’s Restaurants, Inc. (a) (b)	300	13,041
Bloomin’ Brands, Inc.	1,426	24,085
Bob Evans Farms, Inc.	296	11,500
Boyd Gaming Corp. (a) (b)	652	12,955
Bravo Brio Restaurant Group, Inc. (a)	200	1,800
Brinker International, Inc.	816	39,127
Buffalo Wild Wings, Inc. (a)	200	31,930
Caesars Entertainment Corp. (a) (b)	400	3,156
Carnival Corp.	4,871	265,372
Cheesecake Factory, Inc. (b)	589	27,159
Chipotle Mexican Grill, Inc. (a) (b)	350	167,948
Choice Hotels International, Inc.	298	15,022
Churchill Downs, Inc.	150	21,224
Chuy’s Holdings, Inc. (a)	200	6,268
ClubCorp Holdings, Inc.	516	9,427
Cracker Barrel Old Country Store, Inc. (b)	254	32,215
Darden Restaurants, Inc.	1,434	91,260
Dave & Buster’s Entertainment, Inc. (a)	206	8,598
Del Frisco’s Restaurant Group, Inc. (a)	98	1,570
Denny’s Corp. (a) (b)	1,051	10,331
Diamond Resorts International, Inc. (a) (b)	400	10,204
DineEquity, Inc.	200	16,934
Domino’s Pizza, Inc.	652	72,535

Dunkin’ Brands Group, Inc. (b)	1,201	51,151
Extended Stay America, Inc.	619	9,842
Fiesta Restaurant Group, Inc. (a)	252	8,467
Hilton Worldwide Holdings, Inc.	5,825	124,655
Hyatt Hotels Corp. Class A (a)	262	12,319
International Game Technology PLC	1,032	16,698
International Speedway Corp. Class A	298	10,049
Interval Leisure Group, Inc. (b)	398	6,213
J Alexander’s Holdings, Inc. (a)	102	1,114
Jack in the Box, Inc.	443	33,983
Jamba, Inc. (a) (b)	200	2,698
Krispy Kreme Doughnuts, Inc. (a)	698	10,519
La Quinta Holdings, Inc. (a)	1,063	14,467
Las Vegas Sands Corp.	4,316	189,213
Marcus Corp.	200	3,794
Marriott International, Inc. Class A (b)	2,587	173,433
Marriott Vacations Worldwide Corp.	296	16,857
McDonald’s Corp.	10,858	1,282,764
MGM Resorts International (a)	4,934	112,100
Morgans Hotel Group Co. (a)	300	1,011
Norwegian Cruise Line Holdings, Ltd. (a)	1,413	82,802
Panera Bread Co. Class A (a) (b)	322	62,719
Papa John’s International, Inc.	298	16,649
Penn National Gaming, Inc. (a) (b)	767	12,287
Pinnacle Entertainment, Inc. (a)	652	20,290
Popeyes Louisiana Kitchen, Inc. (a)	300	17,550
Red Robin Gourmet Burgers, Inc. (a)	150	9,261
Royal Caribbean Cruises, Ltd.	2,022	204,647
Ruby Tuesday, Inc. (a)	648	3,570
Ruth’s Hospitality Group, Inc.	400	6,368
Scientific Games Corp. Class A (a) (b)	509	4,566
SeaWorld Entertainment, Inc. (b)	750	14,768
Six Flags Entertainment Corp. (b)	698	38,348
Sonic Corp. (b)	652	21,066
Speedway Motorsports, Inc.	98	2,031
Starbucks Corp.	16,905	1,014,807
Starwood Hotels & Resorts Worldwide, Inc.	1,872	129,692
Texas Roadhouse, Inc. (b)	648	23,179
Vail Resorts, Inc.	400	51,196
Wendy’s Co. (b)	2,926	31,513
Wyndham Worldwide Corp. (b)	1,520	110,428
Wynn Resorts, Ltd. (b)	890	61,579
Yum! Brands, Inc.	4,942	361,013
Zoe’s Kitchen, Inc. (a) (b)	206	5,764

		5,376,192

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	300	3,447
CalAtlantic Group, Inc.	820	31,094
Cavco Industries, Inc. (a)	102	8,498
CSS Industries, Inc. (b)	102	2,895
D.R. Horton, Inc.	3,545	113,546
Ethan Allen Interiors, Inc. (b)	300	8,346
Garmin, Ltd. (b)	1,359	50,514
GoPro, Inc. Class A (a) (b)	1,038	18,694
Harman International Industries, Inc.	775	73,013
Helen of Troy, Ltd. (a)	350	32,987
Hovnanian Enterprises, Inc. Class A (a) (b)	1,248	2,259

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

iRobot Corp. (a) (b)	298	$10,549
Jarden Corp. (a)	2,275	129,948
KB Home (b)	507	6,251
La-Z-Boy, Inc.	600	14,652
Leggett & Platt, Inc.	1,563	65,677
Lennar Corp. Class A (b)	2,124	103,885
Libbey, Inc.	252	5,373
M/I Homes, Inc. (a)	300	6,576
MDC Holdings, Inc. (b)	452	11,540
Meritage Homes Corp. (a)	333	11,319
Mohawk Industries, Inc. (a)	685	129,732
NACCO Industries, Inc. Class A	85	3,587
Newell Rubbermaid, Inc.	3,180	140,174
NVR, Inc. (a)	47	77,221
PulteGroup, Inc.	4,236	75,486
Taylor Morrison Home Corp. Class A (a)	350	5,600
Tempur Sealy International, Inc. (a)	648	45,658
Toll Brothers, Inc. (a)	2,113	70,363
TopBuild Corp. (a)	437	13,446
TRI Pointe Group, Inc. (a)	1,410	17,865
Tupperware Brands Corp. (b)	600	33,390
Universal Electronics, Inc. (a)	150	7,702
Whirlpool Corp.	895	131,449
William Lyon Homes Class A (a) (b)	150	2,475

		1,465,211

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. Class A (a)	443	6,025
Church & Dwight Co., Inc.	1,519	128,933
Clorox Co.	1,448	183,650
Colgate-Palmolive Co.	10,408	693,381
Energizer Holdings, Inc.	747	25,443
HRG Group, Inc. (a)	850	11,526
Kimberly-Clark Corp.	4,114	523,712
Spectrum Brands Holdings, Inc.	252	25,653
The Procter & Gamble Co.	30,543	2,425,420
WD-40 Co. (b)	150	14,797

		4,038,540

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Abengoa Yield PLC (b)	309	5,961
AES Corp.	7,961	76,187
Atlantic Power Corp.	1,299	2,559
Calpine Corp. (a)	4,378	63,350
Dynegy, Inc. (a)	1,615	21,641
NRG Energy, Inc.	3,512	41,336
NRG Yield, Inc. Class A (b)	266	3,700
NRG Yield, Inc. Class C (b)	266	3,926
Ormat Technologies, Inc. (b)	400	14,588
Pattern Energy Group, Inc. (b)	452	9,451
Talen Energy Corp. (a) (b)	920	5,732
TerraForm Power, Inc. Class A (a) (b)	809	10,177

		258,608

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	7,079	1,066,381
Carlisle Cos., Inc.	698	61,906
Danaher Corp.	6,815	632,977
General Electric Co.	105,830	3,296,604

Raven Industries, Inc. (b)	386	6,022
Roper Technologies, Inc.	1,109	210,477

		5,274,367

INSURANCE — 3.1%
ACE, Ltd. (b)	3,768	440,291
Aflac, Inc.	5,136	307,646
Alleghany Corp. (a)	200	95,586
Allied World Assurance Co. Holdings AG	1,201	44,665
Allstate Corp.	4,630	287,477
Ambac Financial Group, Inc. (a)	498	7,017
American Equity Investment Life Holding Co. (b)	698	16,773
American Financial Group, Inc.	848	61,124
American International Group, Inc.	13,904	861,631
American National Insurance Co.	102	10,432
AMERISAFE, Inc.	200	10,180
AmTrust Financial Services, Inc. (b)	427	26,295
Aon PLC	3,167	292,029
Arch Capital Group, Ltd. (a)	1,448	100,998
Argo Group International Holdings, Ltd.	327	19,568
Arthur J Gallagher & Co.	1,784	73,037
Aspen Insurance Holdings, Ltd.	698	33,713
Assurant, Inc.	813	65,479
Assured Guaranty, Ltd.	2,141	56,587
Axis Capital Holdings, Ltd.	1,299	73,030
Baldwin & Lyons, Inc. Class B	98	2,355
Brown & Brown, Inc.	1,299	41,698
Cincinnati Financial Corp.	1,774	104,968
Citizens, Inc. (a) (b)	443	3,291
CNA Financial Corp.	300	10,545
CNO Financial Group, Inc. (b)	2,449	46,751
eHealth, Inc. (a)	200	1,996
Employers Holdings, Inc.	350	9,555
Endurance Specialty Holdings, Ltd.	977	62,518
Enstar Group, Ltd. (a)	98	14,704
Erie Indemnity Co. Class A	300	28,692
Everest Re Group, Ltd. (b)	575	105,277
FBL Financial Group, Inc. Class A	102	6,491
First American Financial Corp. (b)	1,201	43,116
FNF Group	3,019	104,669
Genworth Financial, Inc. Class A (a)	5,413	20,190
Global Indemnity PLC (a)	98	2,844
Greenlight Capital Re, Ltd. Class A (a)	298	5,576
Hanover Insurance Group, Inc.	455	37,010
Hartford Financial Services Group, Inc.	4,993	216,996
HCI Group, Inc. (b)	98	3,415
Horace Mann Educators Corp.	452	14,997
Infinity Property & Casualty Corp.	98	8,059
Kemper Corp.	498	18,551
Lincoln National Corp.	2,969	149,222
Loews Corp.	3,576	137,318
Maiden Holdings, Ltd. (b)	550	8,201
Markel Corp. (a)	150	132,502
Marsh & McLennan Cos., Inc.	6,083	337,302
MBIA, Inc. (a)	1,580	10,238
Mercury General Corp. (b)	300	13,971
MetLife, Inc.	10,604	511,219

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

National General Holdings Corp.	413	$9,028
National Interstate Corp. (b)	102	2,723
National Western Life Group, Inc. Class A	52	13,101
Navigators Group, Inc. (a)	98	8,407
Old Republic International Corp.	2,874	53,543
OneBeacon Insurance Group, Ltd. Class A	252	3,127
PartnerRe, Ltd.	643	89,853
Primerica, Inc. (b)	652	30,794
Principal Financial Group, Inc.	3,186	143,306
ProAssurance Corp.	678	32,903
Progressive Corp.	6,638	211,088
Prudential Financial, Inc.	5,179	421,622
Reinsurance Group of America, Inc.	784	67,071
RenaissanceRe Holdings, Ltd. (b)	594	67,235
RLI Corp.	447	27,602
Safety Insurance Group, Inc.	150	8,457
Selective Insurance Group, Inc.	600	20,148
StanCorp Financial Group, Inc.	443	50,449
State Auto Financial Corp.	150	3,089
Stewart Information Services Corp.	239	8,922
Symetra Financial Corp.	899	28,561
The Chubb Corp.	2,703	358,526
Third Point Reinsurance, Ltd. (a) (b)	652	8,743
Torchmark Corp.	1,499	85,683
Travelers Cos., Inc.	3,636	410,359
United Fire Group, Inc.	252	9,654
Universal Insurance Holdings, Inc. (b)	298	6,908
Unum Group	2,931	97,573
Validus Holdings, Ltd.	1,155	53,465
White Mountains Insurance Group, Ltd.	102	74,135
WR Berkley Corp.	1,206	66,028
XL Group PLC	3,590	140,656

		7,710,554

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (a)	4,283	2,894,837
Blue Nile, Inc. (a)	98	3,639
EVINE Live, Inc. (a) (b)	452	805
Expedia, Inc.	1,392	173,026
FTD Cos., Inc. (a)	220	5,757
Groupon, Inc. (a) (b)	4,592	14,097
HSN, Inc.	401	20,319
Lands’ End, Inc. (a) (b)	167	3,914
Liberty Interactive Corp. QVC Group Class A (a)	6,048	165,231
Liberty TripAdvisor Holdings, Inc. Class A (a)	952	28,884
Liberty Ventures Series A (a)	1,783	80,431
Netflix, Inc. (a) (b)	4,836	553,142
Nutrisystem, Inc.	298	6,449
Overstock.com, Inc. (a)	98	1,203
PetMed Express, Inc. (b)	252	4,319
Priceline Group, Inc. (a)	593	756,045
Shutterfly, Inc. (a) (b)	452	20,141
Travelport Worldwide, Ltd.	1,135	14,642
TripAdvisor, Inc. (a) (b)	1,437	122,504
Wayfair, Inc. Class A (a) (b)	206	9,810

		4,879,195

INTERNET SOFTWARE & SERVICES — 3.9%
Actua Corp. (a)	452	5,175
Akamai Technologies, Inc. (a)	1,899	99,944
Alphabet, Inc. Class A (a)	3,257	2,533,979
Alphabet, Inc. Class C (a)	3,310	2,511,893
Angie’s List, Inc. (a)	443	4,142
Bankrate, Inc. (a)	498	6,623
Bazaarvoice, Inc. (a)	498	2,181
Benefitfocus, Inc. (a) (b)	302	10,990
Blucora, Inc. (a) (b)	452	4,430
Brightcove, Inc. (a)	298	1,848
ChannelAdvisor Corp. (a)	750	10,387
Cimpress NV (a) (b)	350	28,399
comScore, Inc. (a) (b)	400	16,460
Constant Contact, Inc. (a)	350	10,234
Cornerstone OnDemand, Inc. (a) (b)	452	15,608
CoStar Group, Inc. (a)	401	82,883
Cvent, Inc. (a)	400	13,964
Demandware, Inc. (a) (b)	448	24,178
DHI Group, Inc. (a)	452	4,145
EarthLink Holdings Corp.	1,131	8,403
eBay, Inc. (a)	13,535	371,942
Endurance International Group Holdings, Inc. (a) (b)	619	6,766
Envestnet, Inc. (a)	252	7,522
Facebook, Inc. Class A (a)	24,264	2,539,470
GoDaddy, Inc. Class A (a) (b)	309	9,906
Gogo, Inc. (a) (b)	652	11,606
GrubHub, Inc. (a) (b)	825	19,965
IAC/InterActiveCorp	853	51,223
Internap Corp. (a) (b)	605	3,872
Intralinks Holdings, Inc. (a)	452	4,100
j2 Global, Inc. (b)	498	40,995
Limelight Networks, Inc. (a)	4,950	7,227
LinkedIn Corp. Class A (a)	1,211	272,572
Liquidity Services, Inc. (a)	300	1,950
LivePerson, Inc. (a) (b)	600	4,050
LogMeIn, Inc. (a) (b)	300	20,130
Marketo, Inc. (a)	452	12,977
Monster Worldwide, Inc. (a)	1,279	7,329
NIC, Inc.	698	13,737
Pandora Media, Inc. (a) (b)	2,273	30,481
QuinStreet, Inc. (a) (b)	350	1,501
Quotient Technology, Inc. (a) (b)	722	4,924
Rackspace Hosting, Inc. (a)	1,193	30,207
RetailMeNot, Inc. (a)	350	3,472
SciQuest, Inc. (a)	252	3,268
Shutterstock, Inc. (a) (b)	102	3,299
SPS Commerce, Inc. (a)	150	10,531
Stamps.com, Inc. (a)	150	16,441
TechTarget, Inc. (a)	1,394	11,194
Textura Corp. (a)	452	9,754
Travelzoo, Inc. (a)	102	854
Twitter, Inc. (a)	6,279	145,296
VeriSign, Inc. (a) (b)	1,128	98,542
Web.com Group, Inc. (a)	443	8,864
WebMD Health Corp. (a)	799	38,592
XO Group, Inc. (a)	300	4,818
Yahoo!, Inc. (a)	10,433	347,002
Yelp, Inc. (a)	553	15,926

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Zillow Group, Inc. Class A (a) (b)	485	$12,629
Zillow Group, Inc. Class C (a) (b)	970	22,776

		9,623,576

IT SERVICES — 3.7%
Accenture PLC (Class A) Class A	7,141	746,234
Acxiom Corp. (a)	850	17,782
Alliance Data Systems Corp. (a)	758	209,640
Amdocs, Ltd.	1,801	98,281
Automatic Data Processing, Inc.	5,361	454,184
Black Knight Financial Services, Inc. Class A (a) (b)	400	13,224
Blackhawk Network Holdings, Inc. (a)	621	27,454
Booz Allen Hamilton Holding Corp.	1,352	41,709
Broadridge Financial Solutions, Inc.	1,309	70,333
CACI International, Inc. Class A (a)	252	23,381
Cardtronics, Inc. (a) (b)	498	16,758
Cass Information Systems, Inc. (b)	98	5,043
Ciber, Inc. (a)	850	2,984
Cognizant Technology Solutions Corp. Class A (a)	6,911	414,798
Computer Sciences Corp.	1,666	54,445
Convergys Corp. (b)	1,150	28,623
CoreLogic, Inc. (a)	1,048	35,485
CSG Systems International, Inc. (b)	350	12,593
CSRA, Inc.	1,666	49,980
DST Systems, Inc.	450	51,327
EPAM Systems, Inc. (a)	561	44,106
Euronet Worldwide, Inc. (a)	550	39,836
Everi Holdings, Inc. (a)	698	3,064
EVERTEC, Inc. (b)	698	11,685
ExlService Holdings, Inc. (a)	350	15,726
Fidelity National Information Services, Inc.	3,251	197,011
First Data Corp. Class A (a)	2,400	38,448
Fiserv, Inc. (a)	2,666	243,832
FleetCor Technologies, Inc. (a)	1,002	143,216
Forrester Research, Inc.	150	4,272
Gartner, Inc. (a)	1,051	95,326
Genpact, Ltd. (a)	1,844	46,063
Global Payments, Inc.	1,700	109,667
Heartland Payment Systems, Inc.	400	37,928
International Business Machines Corp.	10,203	1,404,137
Jack Henry & Associates, Inc.	941	73,454
Leidos Holdings, Inc.	771	43,376
Luxoft Holding, Inc. (a)	206	15,889
ManTech International Corp. Class A	300	9,072
MasterCard, Inc. (Class A) Class A	11,363	1,106,302
MAXIMUS, Inc.	750	42,187
MoneyGram International, Inc. (a)	252	1,580
NeuStar, Inc. Class A (a) (b)	698	16,731
Paychex, Inc.	3,580	189,346
PayPal Holdings, Inc. (a)	13,535	489,967
Perficient, Inc. (a)	350	5,992
Sabre Corp.	1,220	34,123
Science Applications International Corp.	457	20,921
ServiceSource International, Inc. (a) (b)	648	2,987
Sykes Enterprises, Inc. (a)	452	13,913

Syntel, Inc. (a)	298	13,485
TeleTech Holdings, Inc.	252	7,033
Teradata Corp. (a)	1,818	48,032
Total System Services, Inc.	1,785	88,893
Unisys Corp. (a) (b)	487	5,381
Vantiv, Inc. Class A (a)	1,702	80,709
VeriFone Systems, Inc. (a) (b)	1,193	33,428
Virtusa Corp. (a)	252	10,418
Visa, Inc. Class A (b)	22,030	1,708,426
Western Union Co. (b)	6,162	110,361
WEX, Inc. (a)	452	39,957
Xerox Corp.	13,501	143,516

		9,164,054

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc. (b)	150	2,457
Black Diamond, Inc. (a) (b)	252	1,114
Brunswick Corp.	1,016	51,318
Callaway Golf Co.	801	7,545
Hasbro, Inc.	1,265	85,210
JAKKS Pacific, Inc. (a) (b)	200	1,592
Mattel, Inc. (b)	3,821	103,817
Nautilus, Inc. (a)	350	5,852
Performance Sports Group, Ltd. (a)	516	4,969
Polaris Industries, Inc. (b)	698	59,993
Smith & Wesson Holding Corp. (a)	698	15,342
Sturm Ruger & Co., Inc. (b)	200	11,922
Vista Outdoor, Inc. (a)	699	31,113

		382,244

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a) (b)	758	7,648
Agilent Technologies, Inc.	3,854	161,136
Albany Molecular Research, Inc. (a) (b)	252	5,002
Bio-Rad Laboratories, Inc. Class A (a)	252	34,942
Bio-Techne Corp.	406	36,540
Bruker Corp. (a)	1,193	28,954
Cambrex Corp. (a)	298	14,033
Charles River Laboratories International, Inc. (a)	556	44,697
Fluidigm Corp. (a) (b)	300	3,243
Illumina, Inc. (a)	1,640	314,790
Luminex Corp. (a)	400	8,556
Mettler-Toledo International, Inc. (a)	352	119,374
PAREXEL International Corp. (a)	652	44,414
PerkinElmer, Inc.	1,230	65,891
PRA Health Sciences, Inc. (a) (b)	206	9,326
QIAGEN NV (a)	2,544	70,342
Quintiles Transnational Holdings, Inc. (a)	858	58,910
Sequenom, Inc. (a) (b)	971	1,592
Thermo Fisher Scientific, Inc.	4,411	625,700
VWR Corp. (a)	516	14,608
Waters Corp. (a)	960	129,197

		1,798,895

MACHINERY — 1.5%
Accuride Corp. (a)	452	750
Actuant Corp. Class A	801	19,192
AGCO Corp. (b)	1,085	49,248
Alamo Group, Inc.	102	5,314

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Albany International Corp. Class A	298	$10,892
Allison Transmission Holdings, Inc.	2,016	52,194
Altra Industrial Motion Corp.	298	7,474
American Railcar Industries, Inc. (b)	98	4,535
Astec Industries, Inc.	252	10,256
Barnes Group, Inc.	600	21,234
Blount International, Inc. (a)	550	5,396
Briggs & Stratton Corp. (b)	498	8,615
Caterpillar, Inc. (b)	6,684	454,245
Chart Industries, Inc. (a) (b)	404	7,256
CIRCOR International, Inc.	200	8,430
CLARCOR, Inc. (b)	564	28,020
Colfax Corp. (a) (b)	1,204	28,113
Columbus McKinnon Corp.	200	3,780
Commercial Vehicle Group, Inc. (a)	274	756
Crane Co.	531	25,403
Cummins, Inc.	2,154	189,574
Deere & Co. (b)	3,669	279,835
Donaldson Co., Inc. (b)	1,615	46,286
Douglas Dynamics, Inc. (b)	252	5,310
Dover Corp.	1,924	117,960
EnPro Industries, Inc.	571	25,033
ESCO Technologies, Inc.	300	10,842
ExOne Co. (a) (b)	102	1,024
Federal Signal Corp.	713	11,301
Flowserve Corp.	1,608	67,665
FreightCar America, Inc.	98	1,904
Gorman-Rupp Co.	199	5,319
Graco, Inc.	696	50,161
Graham Corp.	98	1,648
Greenbrier Cos., Inc. (b)	300	9,786
Harsco Corp.	871	6,863
Hillenbrand, Inc.	600	17,778
Hurco Cos., Inc.	102	2,709
Hyster-Yale Materials Handling, Inc.	115	6,032
IDEX Corp.	936	71,707
Illinois Tool Works, Inc.	3,458	320,487
Ingersoll-Rand PLC	3,194	176,596
ITT Corp.	996	36,175
John Bean Technologies Corp.	331	16,494
Joy Global, Inc. (b)	1,171	14,766
Kadant, Inc.	98	3,980
Kennametal, Inc.	848	16,282
LB Foster Co. Class A	98	1,339
Lincoln Electric Holdings, Inc.	924	47,946
Lindsay Corp. (b)	150	10,860
Lydall, Inc. (a)	200	7,096
Manitowoc Co., Inc.	1,442	22,135
Meritor, Inc. (a)	1,095	9,143
Middleby Corp. (a)	705	76,048
Mueller Industries, Inc.	651	17,642
Mueller Water Products, Inc. Class A	1,708	14,689
Navistar International Corp. (a) (b)	614	5,428
Nordson Corp. (b)	698	44,777
Oshkosh Corp. (b)	993	38,767
PACCAR, Inc. (b)	3,964	187,894
Parker-Hannifin Corp.	1,636	158,659
Pentair PLC (b)	2,208	109,362
Proto Labs, Inc. (a) (b)	200	12,738
RBC Bearings, Inc. (a)	252	16,277

Rexnord Corp. (a)	852	15,438
Snap-on, Inc.	652	111,772
SPX Corp.	523	4,880
SPX FLOW, Inc. (a)	523	14,597
Standex International Corp.	150	12,472
Stanley Black & Decker, Inc.	1,802	192,327
Sun Hydraulics Corp. (b)	252	7,996
Tennant Co.	200	11,252
Terex Corp.	1,203	22,231
Timken Co.	800	22,872
Titan International, Inc.	600	2,364
Toro Co.	652	47,642
TriMas Corp. (a)	607	11,321
Trinity Industries, Inc.	1,751	42,059
Valmont Industries, Inc.	301	31,912
Wabash National Corp. (a)	750	8,873
WABCO Holdings, Inc. (a)	640	65,446
Wabtec Corp. (b)	1,048	74,534
Watts Water Technologies, Inc. Class A	293	14,553
Woodward, Inc.	750	37,245
Xylem, Inc.	2,038	74,387

		3,871,593

MARINE — 0.0% (e)
Kirby Corp. (a)	652	34,308
Matson, Inc.	443	18,885
Navios Maritime Holdings, Inc. (b)	848	1,484
Scorpio Bulkers, Inc. (a)	159	1,573

		56,250

MEDIA — 3.1%
AMC Entertainment Holdings, Inc. Class A	200	4,800
AMC Networks, Inc. Class A (a) (b)	654	48,841
Cable One, Inc.	52	22,550
Cablevision Systems Corp. Class A	2,134	68,075
Carmike Cinemas, Inc. (a)	200	4,588
CBS Corp. Class B	5,533	260,770
Central European Media Enterprises, Ltd. Class A (a) (b)	850	2,287
Charter Communications, Inc. Class A (a) (b)	852	156,001
Cinemark Holdings, Inc.	1,248	41,721
Clear Channel Outdoor Holdings, Inc. Class A (a)	443	2,476
Comcast Corp. (Class A) Class A	28,200	1,591,326
Cumulus Media, Inc. Class A (a)	850	281
Discovery Communications, Inc. Class A (a) (b)	1,781	47,517
Discovery Communications, Inc. Class C (a)	3,309	83,453
DISH Network Corp. Class A (a)	2,491	142,435
DreamWorks Animation SKG, Inc. Class A (a)	850	21,905
Entercom Communications Corp. Class A (a) (b)	300	3,369
Entravision Communications Corp. Class A	600	4,626
Eros International PLC (a) (b)	500	4,575

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

EW Scripps Co. Class A	601	$11,419
Gannett Co., Inc. (b)	1,260	20,525
Global Eagle Entertainment, Inc. (a)	1,299	12,821
Gray Television, Inc. (a)	550	8,965
Harte-Hanks, Inc.	443	1,435
IMAX Corp. (a) (b)	722	25,660
Interpublic Group of Cos., Inc.	4,719	109,858
John Wiley & Sons, Inc. Class A	498	22,425
Journal Media Group, Inc.	182	2,188
Liberty Broadband Corp. Class A (a)	275	14,204
Liberty Broadband Corp. Class C (a)	698	36,198
Liberty Media Corp. Class A (a)	1,108	43,489
Liberty Media Corp. Class C (a)	2,156	82,100
Lions Gate Entertainment Corp. (b)	899	29,119
Live Nation Entertainment, Inc. (a)	1,524	37,445
Loral Space & Communications, Inc. (a)	150	6,107
Madison Square Garden Co. Class A (a)	218	35,272
MDC Partners, Inc. Class A	397	8,623
Media General, Inc. (a) (b)	922	14,890
Meredith Corp.	400	17,300
MSG Networks, Inc. Class A (a)	654	13,603
National CineMedia, Inc.	652	10,243
New Media Investment Group, Inc.	516	10,041
New York Times Co. Class A	1,349	18,104
News Corp. Class A	5,461	72,959
News Corp. Class B	1,341	18,720
Nexstar Broadcasting Group, Inc. Class A	298	17,493
Omnicom Group, Inc.	2,970	224,710
Regal Entertainment Group Class A (b)	899	16,964
Rentrak Corp. (a)	98	4,658
Scholastic Corp. (b)	300	11,568
Scripps Networks Interactive, Inc. Class A (b)	1,214	67,025
Sinclair Broadcast Group, Inc. Class A (b)	750	24,405
Sirius XM Holdings, Inc. (a) (b)	25,586	104,135
Starz Class A (a)	1,309	43,852
TEGNA, Inc.	2,520	64,310
The Walt Disney Co.	19,056	2,002,404
Thomson Reuters Corp.	4,095	154,996
Time Warner Cable, Inc.	3,171	588,506
Time Warner, Inc.	9,344	604,276
Time, Inc.	1,247	19,541
Tribune Media Co. Class A (b)	928	31,376
Twenty-First Century Fox, Inc. Class A	14,001	380,267
Twenty-First Century Fox, Inc. Class B	5,365	146,089
Viacom, Inc. Class B	3,902	160,606
World Wrestling Entertainment, Inc. Class A (b)	298	5,316

		7,867,806

METALS & MINING — 0.3%
AK Steel Holding Corp. (a) (b)	1,453	3,255
Alcoa, Inc.	14,365	141,783

Allegheny Technologies, Inc. (b)	1,156	13,005
Carpenter Technology Corp. (b)	498	15,074
Century Aluminum Co. (a) (b)	545	2,409
Cliffs Natural Resources, Inc. (b)	1,703	2,691
Coeur Mining, Inc. (a) (b)	1,138	2,822
Commercial Metals Co.	1,297	17,756
Compass Minerals International, Inc. (b)	350	26,344
Ferroglobe PLC	698	7,504
Freeport-McMoRan, Inc. (b)	12,709	86,040
Haynes International, Inc.	98	3,596
Hecla Mining Co. (b)	3,643	6,885
Horsehead Holding Corp. (a) (b)	443	908
Kaiser Aluminum Corp.	200	16,732
Materion Corp.	252	7,056
Newmont Mining Corp.	6,308	113,481
Nucor Corp.	3,505	141,251
Olympic Steel, Inc. (b)	98	1,135
Reliance Steel & Aluminum Co.	860	49,803
Royal Gold, Inc. (b)	703	25,638
Schnitzer Steel Industries, Inc. Class A	311	4,469
Southern Copper Corp.	1,749	45,684
Steel Dynamics, Inc.	2,433	43,478
Stillwater Mining Co. (a) (b)	1,299	11,132
SunCoke Energy, Inc.	760	2,637
Tahoe Resources, Inc.	2,188	18,970
TimkenSteel Corp.	483	4,048
United States Steel Corp. (b)	1,580	12,608
Worthington Industries, Inc.	562	16,939

		845,133

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	1,199	74,878
Ameren Corp.	2,680	115,856
Avista Corp.	648	22,920
Black Hills Corp.	443	20,568
CenterPoint Energy, Inc.	4,694	86,182
CMS Energy Corp.	2,945	106,256
Consolidated Edison, Inc.	3,260	209,520
Dominion Resources, Inc.	6,679	451,768
DTE Energy Co.	1,948	156,210
MDU Resources Group, Inc.	2,100	38,472
NiSource, Inc.	3,438	67,075
NorthWestern Corp.	452	24,521
PG&E Corp.	5,517	293,449
Public Service Enterprise Group, Inc.	5,566	215,348
SCANA Corp.	1,551	93,820
Sempra Energy	2,909	273,475
TECO Energy, Inc.	2,406	64,120
Vectren Corp.	899	38,136
WEC Energy Group, Inc.	3,459	177,481

		2,530,055

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	629	24,242
Burlington Stores, Inc. (a)	814	34,921
Dillard’s, Inc. Class A (b)	276	18,136
Dollar General Corp.	3,597	258,516
Dollar Tree, Inc. (a)	2,705	208,880
Fred’s, Inc. Class A (b)	400	6,548

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

JC Penney Co., Inc. (a) (b)	3,304	$22,005
Kohl’s Corp. (b)	2,488	118,503
Macy’s, Inc.	3,784	132,364
Nordstrom, Inc. (b)	1,591	79,248
Sears Holdings Corp. (a) (b)	468	9,622
Target Corp.	7,123	517,201
Tuesday Morning Corp. (a)	443	2,879

		1,433,065

OIL, GAS & CONSUMABLE FUELS — 4.9%
Abraxas Petroleum Corp. (a) (b)	912	967
Adams Resources & Energy, Inc.	34	1,306
Alon USA Energy, Inc. (b)	252	3,740
Anadarko Petroleum Corp.	5,598	271,951
Antero Resources Corp. (a) (b)	626	13,647
Apache Corp.	4,330	192,555
Approach Resources, Inc. (a) (b)	382	703
Bill Barrett Corp. (a) (b)	550	2,162
Bonanza Creek Energy, Inc. (a) (b)	298	1,570
Cabot Oil & Gas Corp.	4,613	81,604
California Resources Corp.	3,524	8,211
Carrizo Oil & Gas, Inc. (a)	658	19,464
Cheniere Energy, Inc. (a) (b)	2,649	98,675
Chesapeake Energy Corp. (b)	6,357	28,606
Chevron Corp.	21,104	1,898,516
Cimarex Energy Co.	1,036	92,598
Clayton Williams Energy, Inc. (a) (b)	86	2,543
Clean Energy Fuels Corp. (a) (b)	750	2,700
Cloud Peak Energy, Inc. (a) (b)	648	1,348
Cobalt International Energy, Inc. (a)	3,842	20,747
Columbia Pipeline Group, Inc.	4,838	96,760
Concho Resources, Inc. (a)	1,450	134,647
ConocoPhillips	13,867	647,450
CONSOL Energy, Inc. (b)	2,507	19,805
Contango Oil & Gas Co. (a)	136	872
Continental Resources, Inc. (a) (b)	888	20,406
CVR Energy, Inc. (b)	150	5,903
Delek US Holdings, Inc.	648	15,941
Denbury Resources, Inc. (b)	4,071	8,223
Devon Energy Corp.	4,607	147,424
DHT Holdings, Inc. (b)	1,032	8,349
Diamondback Energy, Inc. (a) (b)	758	50,710
Energen Corp.	801	32,833
Energy XXI, Ltd. (b)	2,538	2,563
EOG Resources, Inc.	6,238	441,588
EP Energy Corp. Class A (a) (b)	670	2,935
EQT Corp.	1,649	85,962
EXCO Resources, Inc. (a) (b)	1,895	2,350
Exxon Mobil Corp.	46,981	3,662,169
GasLog, Ltd. (b)	300	2,490
Golar LNG, Ltd.	958	15,127
Green Plains, Inc.	300	6,870
Gulfport Energy Corp. (a)	1,192	29,287
Halcon Resources Corp. (a)	460	579
Hess Corp.	2,874	139,332
HollyFrontier Corp.	2,253	89,872
Kinder Morgan, Inc.	19,904	296,968
Kosmos Energy, Ltd. (a) (b)	1,099	5,715
Laredo Petroleum, Inc. (a) (b)	848	6,776
Marathon Oil Corp.	7,778	97,925

Marathon Petroleum Corp.	6,004	311,247
Matador Resources Co. (a) (b)	1,169	23,111
Memorial Resource Development Corp. (a) (b)	1,216	19,638
Murphy Oil Corp. (b)	2,103	47,212
Newfield Exploration Co. (a)	2,018	65,706
Noble Energy, Inc.	4,890	161,028
Nordic American Tankers, Ltd. (b)	698	10,847
Northern Oil and Gas, Inc. (a) (b)	698	2,694
Oasis Petroleum, Inc. (a) (b)	1,200	8,844
Occidental Petroleum Corp.	8,815	595,982
ONEOK, Inc.	2,249	55,460
Panhandle Oil and Gas, Inc. Class A	162	2,618
Parsley Energy, Inc. Class A (a)	1,050	19,372
PBF Energy, Inc. Class A	1,048	38,577
PDC Energy, Inc. (a)	458	24,448
Peabody Energy Corp. (b)	200	1,536
Penn Virginia Corp. (a) (b)	600	180
Phillips 66	6,056	495,381
Pioneer Natural Resources Co.	1,638	205,372
QEP Resources, Inc.	1,942	26,023
Range Resources Corp. (b)	1,813	44,618
Renewable Energy Group, Inc. (a) (b)	252	2,341
REX American Resources Corp. (a) (b)	102	5,515
Rex Energy Corp. (a) (b)	492	517
Rice Energy, Inc. (a)	722	7,870
RSP Permian, Inc. (a)	765	18,658
Sanchez Energy Corp. (a) (b)	618	2,664
SandRidge Energy, Inc. (a)	5,442	1,088
Scorpio Tankers, Inc.	2,492	19,986
SemGroup Corp. Class A	443	12,785
Ship Finance International, Ltd. (b)	550	9,113
SM Energy Co. (b)	715	14,057
Solazyme, Inc. (a) (b)	498	1,235
Southwestern Energy Co. (a) (b)	4,298	30,559
Spectra Energy Corp. (b)	7,349	175,935
Stone Energy Corp. (a) (b)	550	2,360
Synergy Resources Corp. (a) (b)	1,152	9,815
Targa Resources Corp.	658	17,805
Teekay Corp. (b)	452	4,461
Teekay Tankers, Ltd. Class A	1,100	7,568
Tesoro Corp.	1,510	159,109
Triangle Petroleum Corp. (a) (b)	1,297	999
Ultra Petroleum Corp. (a) (b)	1,695	4,238
Valero Energy Corp.	5,411	382,612
W&T Offshore, Inc.	400	924
Western Refining, Inc.	900	32,058
Whiting Petroleum Corp. (a)	2,534	23,921
Williams Cos., Inc.	8,289	213,027
World Fuel Services Corp.	801	30,806
WPX Energy, Inc. (a)	2,206	12,662

		12,186,026

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	459	11,718
Clearwater Paper Corp. (a)	252	11,474
Deltic Timber Corp. (b)	98	5,769
Domtar Corp.	726	26,826
KapStone Paper and Packaging Corp.	850	19,201
Louisiana-Pacific Corp. (a) (b)	1,571	28,294

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Neenah Paper, Inc. (b)	150	$9,364
PH Glatfelter Co.	443	8,169
Schweitzer-Mauduit International, Inc.	350	14,696
Wausau Paper Corp. (b)	550	5,627

		141,138

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (b)	4,783	19,371
Coty, Inc. Class A (b)	958	24,554
Edgewell Personal Care Co.	747	58,542
Elizabeth Arden, Inc. (a)	300	2,970
Estee Lauder Cos., Inc. Class A	2,549	224,465
Herbalife, Ltd. (a) (b)	946	50,725
Inter Parfums, Inc.	200	4,764
Medifast, Inc.	150	4,557
Nu Skin Enterprises, Inc. (Class A) Class A (b)	652	24,704
Revlon, Inc. Class A (a)	98	2,728
USANA Health Sciences, Inc. (a)	102	13,031

		430,411

PHARMACEUTICALS — 4.9%
Akorn, Inc. (a) (b)	1,052	39,250
Allergan PLC (a)	4,383	1,369,687
Bristol-Myers Squibb Co.	18,635	1,281,902
Catalent, Inc. (a)	945	23,653
Cempra, Inc. (a) (b)	309	9,619
Depomed, Inc. (a)	652	11,821
Eli Lilly & Co.	11,022	928,714
Endo International PLC (a)	2,566	157,091
Endocyte, Inc. (a)	298	1,195
Furiex Pharmaceuticals, Inc. (a) (c)	200	—
Impax Laboratories, Inc. (a)	750	32,070
Intra-Cellular Therapies, Inc. (a) (b)	206	11,081
Jazz Pharmaceuticals PLC (a) (b)	656	92,207
Johnson & Johnson	31,193	3,204,145
Lannett Co., Inc. (a) (b)	200	8,024
Mallinckrodt PLC (a)	1,292	96,422
Medicines Co. (a)	865	32,299
Merck & Co., Inc.	31,698	1,674,288
Mylan NV (a)	4,696	253,913
Nektar Therapeutics (a) (b)	1,276	21,501
Omeros Corp. (a) (b)	413	6,496
Pacira Pharmaceuticals, Inc. (a)	401	30,793
Perrigo Co. PLC	1,694	245,122
Pfizer, Inc.	69,415	2,240,716
Phibro Animal Health Corp. Class A (b)	200	6,026
Prestige Brands Holdings, Inc. (a)	550	28,314
Relypsa, Inc. (a) (b)	206	5,838
Revance Therapeutics, Inc. (a)	200	6,832
Sagent Pharmaceuticals, Inc. (a) (b)	200	3,182
SciClone Pharmaceuticals, Inc. (a)	600	5,520
Tetraphase Pharmaceuticals, Inc. (a) (b)	309	3,099
TherapeuticsMD, Inc. (a)	848	8,794
Theravance Biopharma, Inc. (a) (b)	296	4,851
Theravance, Inc. (b)	1,014	10,688
VIVUS, Inc. (a) (b)	1,114	1,136
XenoPort, Inc. (a) (b)	443	2,432

Zoetis, Inc.	5,468	262,027

		12,120,748

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	550	2,360
Advisory Board Co. (a)	400	19,844
Barrett Business Services, Inc.	102	4,441
CBIZ, Inc. (a)	452	4,457
CDI Corp.	150	1,014
CEB, Inc.	350	21,486
CRA International, Inc. (a)	98	1,828
Dun & Bradstreet Corp.	450	46,768
Equifax, Inc.	1,332	148,345
Exponent, Inc.	299	14,935
FTI Consulting, Inc. (a)	452	15,666
GP Strategies Corp. (a)	22	552
Heidrick & Struggles International, Inc.	200	5,444
Huron Consulting Group, Inc. (a)	252	14,969
ICF International, Inc. (a)	200	7,112
IHS, Inc. Class A (a)	757	89,652
Insperity, Inc.	252	12,134
Kelly Services, Inc. Class A	298	4,813
Kforce, Inc.	298	7,533
Korn/Ferry International	550	18,249
ManpowerGroup, Inc.	822	69,286
Mistras Group, Inc. (a)	150	2,863
Navigant Consulting, Inc. (a)	550	8,833
Nielsen Holdings PLC	4,126	192,272
On Assignment, Inc. (a)	498	22,385
Pendrell Corp. (a)	1,801	902
Resources Connection, Inc.	452	7,386
Robert Half International, Inc.	1,573	74,151
RPX Corp. (a)	350	3,850
Towers Watson & Co. Class A	798	102,511
TransUnion (a)	400	11,028
TriNet Group, Inc. (a) (b)	413	7,992
TrueBlue, Inc. (a)	452	11,644
Verisk Analytics, Inc. (a)	1,894	145,611
VSE Corp. (b)	52	3,233
WageWorks, Inc. (a)	300	13,611

		1,119,160

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust (b)	600	19,890
AG Mortgage Investment Trust, Inc.	298	3,826
Agree Realty Corp.	162	5,506
Alexander’s, Inc.	52	19,974
Alexandria Real Estate Equities, Inc.	801	72,378
Altisource Residential Corp.	673	8,352
American Assets Trust, Inc.	369	14,151
American Campus Communities, Inc.	1,166	48,202
American Capital Agency Corp.	4,246	73,626
American Capital Mortgage Investment Corp. (b)	652	9,102
American Homes 4 Rent Class A	1,528	25,456
American Residential Properties, Inc.	150	2,835
American Tower Corp. REIT	4,851	470,304
Annaly Capital Management, Inc.	10,441	97,937
Anworth Mortgage Asset Corp.	1,601	6,964

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Apartment Investment & Management Co. Class A	1,599	$64,008
Apollo Commercial Real Estate Finance, Inc. (b)	401	6,909
Apollo Residential Mortgage, Inc.	350	4,183
Apple Hospitality REIT, Inc. (b)	2,063	41,198
Armada Hoffler Properties, Inc.	200	2,096
ARMOUR Residential REIT, Inc. (b)	512	11,141
Ashford Hospitality Prime, Inc.	117	1,697
Ashford Hospitality Trust, Inc.	576	3,635
AvalonBay Communities, Inc. REIT	1,530	281,719
BioMed Realty Trust, Inc.	2,083	49,346
Boston Properties, Inc. REIT	1,677	213,885
Brandywine Realty Trust	1,749	23,891
Brixmor Property Group, Inc.	1,962	50,659
Camden Property Trust	946	72,615
Campus Crest Communities, Inc.	698	4,746
Capstead Mortgage Corp.	1,048	9,160
Care Capital Properties, Inc.	892	27,268
CareTrust REIT, Inc.	263	2,880
CBL & Associates Properties, Inc.	1,757	21,734
Cedar Realty Trust, Inc.	809	5,728
Chatham Lodging Trust	200	4,096
Chesapeake Lodging Trust	550	13,838
Chimera Investment Corp.	2,271	30,976
Colony Capital, Inc. Class A	1,112	21,662
Colony Starwood Homes	455	10,301
Columbia Property Trust, Inc.	1,402	32,919
Communications Sales & Leasing, Inc. (a)	1,311	24,503
CoreSite Realty Corp.	267	15,144
Corporate Office Properties Trust	953	20,804
Corrections Corp. of America (b)	1,248	33,060
Cousins Properties, Inc.	2,334	22,010
Crown Castle International Corp. REIT	3,761	325,138
CubeSmart	1,758	53,830
CyrusOne, Inc.	716	26,814
CYS Investments, Inc.	1,949	13,896
DCT Industrial Trust, Inc.	996	37,221
DDR Corp.	3,563	60,001
DiamondRock Hospitality Co.	2,143	20,680
Digital Realty Trust, Inc. (b)	1,720	130,066
Douglas Emmett, Inc.	1,601	49,919
Duke Realty Corp.	3,843	80,780
DuPont Fabros Technology, Inc.	648	20,600
Dynex Capital, Inc. (b)	600	3,810
EastGroup Properties, Inc. (b)	298	16,572
Education Realty Trust, Inc. (b)	416	15,758
Empire State Realty Trust, Inc. Class A (b)	1,290	23,310
EPR Properties	658	38,460
Equinix, Inc. REIT	662	200,189
Equity Commonwealth (a)	1,299	36,021
Equity LifeStyle Properties, Inc.	950	63,337
Equity One, Inc.	648	17,593
Equity Residential REIT	4,082	333,050
Essex Property Trust, Inc. REIT	788	188,655
Extra Space Storage, Inc.	1,425	125,699
Federal Realty Investment Trust	798	116,588
FelCor Lodging Trust, Inc.	1,399	10,213

First Industrial Realty Trust, Inc.	1,201	26,578
First Potomac Realty Trust	652	7,433
Four Corners Property Trust, Inc. (a)	478	11,548
Franklin Street Properties Corp.	1,001	10,360
Gaming and Leisure Properties, Inc. (b)	1,143	31,775
General Growth Properties, Inc. REIT	6,543	178,035
GEO Group, Inc.	801	23,157
Getty Realty Corp.	300	5,145
Gladstone Commercial Corp. (b)	98	1,430
Government Properties Income Trust (b)	600	9,522
Gramercy Property Trust	4,361	33,667
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400	7,568
Hatteras Financial Corp.	1,099	14,452
HCP, Inc. REIT	5,179	198,045
Healthcare Realty Trust, Inc.	1,267	35,881
Healthcare Trust of America, Inc. Class A	1,298	35,007
Hersha Hospitality Trust	549	11,946
Highwoods Properties, Inc.	1,165	50,794
Hospitality Properties Trust	1,835	47,985
Host Hotels & Resorts, Inc. REIT (b)	8,193	125,681
Hudson Pacific Properties, Inc.	752	21,161
InfraREIT, Inc. (a)	206	3,811
Inland Real Estate Corp.	950	10,089
Invesco Mortgage Capital, Inc. (b)	1,500	18,585
Investors Real Estate Trust	1,098	7,631
Iron Mountain, Inc. REIT (b)	2,386	64,446
iStar, Inc. (a) (b)	957	11,226
Kilroy Realty Corp.	1,010	63,913
Kimco Realty Corp. REIT	4,483	118,620
Kite Realty Group Trust	1,157	30,001
Ladder Capital Corp.	413	5,129
Lamar Advertising Co. Class A	859	51,523
LaSalle Hotel Properties (b)	1,306	32,859
Lexington Realty Trust (b)	2,282	18,256
Liberty Property Trust	1,570	48,749
LTC Properties, Inc.	400	17,256
Macerich Co. REIT	1,701	137,254
Mack-Cali Realty Corp.	1,001	23,373
Medical Properties Trust, Inc.	2,315	26,646
MFA Financial, Inc.	3,999	26,393
Mid-America Apartment Communities, Inc.	851	77,279
Monmouth Real Estate Investment Corp.	487	5,094
Monogram Residential Trust, Inc.	1,857	18,124
National Health Investors, Inc.	402	24,470
National Retail Properties, Inc.	1,490	59,675
New Residential Investment Corp.	2,637	32,066
New Senior Investment Group, Inc.	722	7,119
New York Mortgage Trust, Inc. (b)	698	3,720
New York REIT, Inc.	1,951	22,437
NorthStar Realty Europe Corp.	641	7,570
NorthStar Realty Finance Corp.	1,925	32,783
Omega Healthcare Investors, Inc.	2,015	70,485
One Liberty Properties, Inc.	98	2,103
Outfront Media, Inc.	1,582	34,535

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Paramount Group, Inc.	1,704	$30,842
Parkway Properties, Inc.	965	15,083
Pebblebrook Hotel Trust	648	18,157
Pennsylvania Real Estate Investment Trust	760	16,621
PennyMac Mortgage Investment Trust	967	14,756
Physicians Realty Trust	825	13,910
Piedmont Office Realty Trust, Inc. Class A	1,844	34,815
Plum Creek Timber Co., Inc. REIT	1,937	92,434
Post Properties, Inc.	586	34,668
Potlatch Corp.	452	13,668
Prologis, Inc. REIT	5,821	249,837
PS Business Parks, Inc.	200	17,486
Public Storage REIT	1,603	397,063
QTS Realty Trust, Inc. Class A	309	13,939
RAIT Financial Trust	801	2,163
Ramco-Gershenson Properties Trust	648	10,763
Rayonier, Inc. (b)	1,399	31,058
Realty Income Corp. REIT (b)	2,741	141,518
Redwood Trust, Inc.	899	11,867
Regency Centers Corp.	1,012	68,937
Resource Capital Corp. (b)	349	4,453
Retail Opportunity Investments Corp.	1,131	20,245
Retail Properties of America, Inc. Class A	2,599	38,387
Rexford Industrial Realty, Inc. (b)	619	10,127
RLJ Lodging Trust	1,354	29,287
Rouse Properties, Inc. (b)	252	3,669
Ryman Hospitality Properties, Inc.	488	25,200
Sabra Health Care REIT, Inc.	900	18,207
Saul Centers, Inc.	102	5,230
Select Income REIT	1,000	19,820
Senior Housing Properties Trust	2,473	36,699
Silver Bay Realty Trust Corp.	150	2,349
Simon Property Group, Inc. REIT	3,532	686,762
SL Green Realty Corp. REIT	1,144	129,249
Sovran Self Storage, Inc.	350	37,559
Spirit Realty Capital, Inc.	4,813	48,226
STAG Industrial, Inc. (b)	443	8,173
Starwood Property Trust, Inc.	2,383	48,994
STORE Capital Corp. (b)	700	16,240
Summit Hotel Properties, Inc.	698	8,341
Sun Communities, Inc.	503	34,471
Sunstone Hotel Investors, Inc.	2,475	30,913
Tanger Factory Outlet Centers, Inc.	997	32,602
Taubman Centers, Inc.	698	53,551
Terreno Realty Corp.	200	4,524
Two Harbors Investment Corp.	4,051	32,813
UDR, Inc.	2,739	102,904
Universal Health Realty Income Trust	98	4,901
Urban Edge Properties	1,030	24,154
Urstadt Biddle Properties, Inc. Class A	200	3,848
Ventas, Inc. REIT	3,773	212,910
VEREIT, Inc.	10,005	79,240
Vornado Realty Trust REIT	2,060	205,918
Washington Real Estate Investment Trust (b)	750	20,295
Weingarten Realty Investors	1,312	45,369
Welltower, Inc. REIT	3,995	271,780

Western Asset Mortgage Capital Corp. (b)	317	3,240
Weyerhaeuser Co. REIT	6,050	181,379
Whitestone REIT (b)	200	2,402
WP Carey, Inc. (b)	1,099	64,841
WP Glimcher, Inc.	2,033	21,570
Xenia Hotels & Resorts, Inc.	1,238	18,979

		9,894,310

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	443	15,642
Altisource Portfolio Solutions SA (a)	150	4,172
CBRE Group, Inc. Class A (a)	3,075	106,333
Consolidated-Tomoka Land Co. (b)	102	5,376
Forest City Enterprises, Inc. Class A (a)	2,161	47,391
Forestar Group, Inc. (a) (b)	368	4,026
FRP Holdings, Inc. (a) (b)	102	3,462
Howard Hughes Corp. (a)	452	51,148
Jones Lang LaSalle, Inc.	550	87,923
Kennedy-Wilson Holdings, Inc.	961	23,141
Marcus & Millichap, Inc. (a)	200	5,828
Realogy Holdings Corp. (a)	1,594	58,452
RMR Group, Inc. Class A (a)	80	1,153
St. Joe Co. (a)	600	11,106
Tejon Ranch Co. (a)	150	2,873

		428,026

ROAD & RAIL — 0.8%
AMERCO	102	39,729
ArcBest Corp.	300	6,417
Avis Budget Group, Inc. (a)	1,176	42,677
Celadon Group, Inc.	252	2,492
CSX Corp.	11,247	291,860
Genesee & Wyoming, Inc. Class A (a)	599	32,160
Heartland Express, Inc. (b)	498	8,476
Hertz Global Holdings, Inc. (a)	4,949	70,424
JB Hunt Transport Services, Inc.	1,054	77,322
Kansas City Southern	1,218	90,948
Knight Transportation, Inc. (b)	652	15,798
Landstar System, Inc. (b)	489	28,680
Marten Transport, Ltd.	300	5,310
Norfolk Southern Corp.	3,517	297,503
Old Dominion Freight Line, Inc. (a)	801	47,315
Roadrunner Transportation Systems, Inc. (a)	200	1,886
Ryder System, Inc.	550	31,257
Saia, Inc. (a)	300	6,675
Swift Transportation Co. (a)	899	12,424
Union Pacific Corp.	9,761	763,310
Werner Enterprises, Inc.	498	11,648
YRC Worldwide, Inc. (a)	616	8,735

		1,893,046

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	452	12,760
Advanced Micro Devices, Inc. (a) (b)	6,445	18,497
Ambarella, Inc. (a) (b)	406	22,630
Amkor Technology, Inc. (a)	698	4,244
Analog Devices, Inc.	3,488	192,956

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Applied Materials, Inc.	13,646	$254,771
Applied Micro Circuits Corp. (a)	750	4,778
Atmel Corp.	4,749	40,889
Avago Technologies, Ltd.	2,896	420,354
Axcelis Technologies, Inc. (a)	1,201	3,111
Broadcom Corp. Class A	6,269	362,474
Brooks Automation, Inc.	750	8,010
Cabot Microelectronics Corp. (a)	252	11,033
Cavium, Inc. (a) (b)	550	36,140
CEVA, Inc. (a)	252	5,887
Cirrus Logic, Inc. (a)	688	20,317
Cohu, Inc.	300	3,621
Cree, Inc. (a) (b)	1,280	34,138
Cypress Semiconductor Corp. (a) (b)	3,347	32,834
Diodes, Inc. (a)	400	9,192
Entegris, Inc. (a)	1,551	20,582
Exar Corp. (a)	452	2,771
Fairchild Semiconductor International, Inc. (a)	1,399	28,973
First Solar, Inc. (a)	803	52,990
FormFactor, Inc. (a)	600	5,400
Inphi Corp. (a)	300	8,106
Integrated Device Technology, Inc. (a)	1,448	38,155
Intel Corp.	53,471	1,842,076
Intersil Corp. Class A	1,396	17,813
IXYS Corp.	300	3,789
KLA-Tencor Corp.	1,855	128,644
Kopin Corp. (a) (b)	698	1,899
Lam Research Corp.	1,774	140,891
Lattice Semiconductor Corp. (a) (b)	1,248	8,075
Linear Technology Corp.	2,575	109,360
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	309	12,635
Marvell Technology Group, Ltd.	5,540	48,863
Maxim Integrated Products, Inc.	3,175	120,650
MaxLinear, Inc. Class A (a)	220	3,241
Microchip Technology, Inc. (b)	2,668	124,169
Micron Technology, Inc. (a)	11,774	166,720
Microsemi Corp. (a)	1,026	33,437
MKS Instruments, Inc.	588	21,168
Monolithic Power Systems, Inc.	400	25,484
Nanometrics, Inc. (a)	252	3,815
NVE Corp.	52	2,921
NVIDIA Corp.	6,382	210,351
OmniVision Technologies, Inc. (a)	600	17,412
ON Semiconductor Corp. (a)	4,985	48,853
PDF Solutions, Inc. (a)	300	3,252
Photronics, Inc. (a)	648	8,068
PMC-Sierra, Inc. (a)	2,249	26,133
Power Integrations, Inc.	298	14,492
Qorvo, Inc. (a)	1,825	92,892
Rambus, Inc. (a) (b)	1,221	14,151
Rudolph Technologies, Inc. (a)	350	4,977
Semtech Corp. (a)	750	14,190
Silicon Laboratories, Inc. (a)	443	21,503
Skyworks Solutions, Inc.	2,104	161,650
SunEdison, Inc. (a) (b)	3,236	16,471
SunPower Corp. (a) (b)	465	13,955
Synaptics, Inc. (a) (b)	350	28,119
Teradyne, Inc.	2,081	43,014

Tessera Technologies, Inc.	600	18,006
Texas Instruments, Inc.	11,546	632,836
Ultratech, Inc. (a) (b)	298	5,906
Veeco Instruments, Inc. (a) (b)	452	9,293
Xcerra Corp. (a)	498	3,013
Xilinx, Inc.	2,888	135,649

		6,015,449

SOFTWARE — 4.4%
ACI Worldwide, Inc. (a)	1,299	27,799
Activision Blizzard, Inc. (b)	5,607	217,047
Adobe Systems, Inc. (a)	5,699	535,364
American Software, Inc. Class A	300	3,054
ANSYS, Inc. (a)	1,051	97,217
Aspen Technology, Inc. (a)	1,051	39,686
Autodesk, Inc. (a)	2,477	150,924
AVG Technologies NV (a)	300	6,015
Blackbaud, Inc.	498	32,798
Bottomline Technologies de, Inc. (a) (b)	452	13,438
BroadSoft, Inc. (a) (b)	298	10,537
CA, Inc.	3,612	103,159
Cadence Design Systems, Inc. (a)	3,091	64,324
Callidus Software, Inc. (a)	400	7,428
CDK Global, Inc.	1,788	84,876
Citrix Systems, Inc. (a)	1,755	132,766
CommVault Systems, Inc. (a)	498	19,596
Ebix, Inc. (b)	350	11,476
Electronic Arts, Inc. (a)	3,540	243,269
Ellie Mae, Inc. (a) (b)	300	18,069
EnerNOC, Inc. (a) (b)	300	1,155
Epiq Systems, Inc.	350	4,575
Fair Isaac Corp.	400	37,672
FireEye, Inc. (a)	1,582	32,811
Fleetmatics Group PLC (a) (b)	406	20,621
Fortinet, Inc. (a)	1,500	46,755
Gigamon, Inc. (a) (b)	516	13,710
Glu Mobile, Inc. (a) (b)	1,341	3,259
Guidewire Software, Inc. (a)	761	45,782
HubSpot, Inc. (a)	206	11,600
Imperva, Inc. (a)	252	15,954
Infoblox, Inc. (a)	550	10,114
Interactive Intelligence Group, Inc. (a) (b)	150	4,713
Intuit, Inc.	3,271	315,651
Jive Software, Inc. (a) (b)	452	1,844
King Digital Entertainment PLC	928	16,593
Manhattan Associates, Inc. (a)	1,016	67,229
Mentor Graphics Corp.	1,048	19,304
Microsoft Corp.	91,038	5,050,788
MicroStrategy, Inc. Class A (a)	98	17,570
Monotype Imaging Holdings, Inc.	452	10,685
NetSuite, Inc. (a) (b)	400	33,848
Nuance Communications, Inc. (a)	2,906	57,800
Oracle Corp.	35,671	1,303,062
Paycom Software, Inc. (a) (b)	309	11,628
Pegasystems, Inc.	400	11,000
Progress Software Corp. (a)	600	14,400
Proofpoint, Inc. (a) (b)	458	29,775
PROS Holdings, Inc. (a) (b)	252	5,806

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

PTC, Inc. (a)	1,346	$46,612
Qlik Technologies, Inc. (a) (b)	950	30,077
Qualys, Inc. (a) (b)	150	4,963
RealPage, Inc. (a)	498	11,180
Red Hat, Inc. (a)	2,131	176,468
RingCentral, Inc. Class A (a)	619	14,596
Rovi Corp. (a)	1,102	18,359
salesforce.com, Inc. (a)	7,345	575,848
Seachange International, Inc. (a)	350	2,359
ServiceNow, Inc. (a)	1,705	147,585
SolarWinds, Inc. (a)	698	41,112
Solera Holdings, Inc.	748	41,013
Splunk, Inc. (a) (b)	1,305	76,747
SS&C Technologies Holdings, Inc.	952	64,993
Symantec Corp.	7,687	161,427
Synchronoss Technologies, Inc. (a) (b)	298	10,499
Synopsys, Inc. (a)	1,680	76,625
Tableau Software, Inc. Class A (a) (b)	555	52,292
Take-Two Interactive Software, Inc. (a) (b)	899	31,321
Tangoe, Inc. (a) (b)	350	2,937
TiVo, Inc. (a)	1,399	12,073
Tyler Technologies, Inc. (a)	350	61,012
Ultimate Software Group, Inc. (a)	298	58,262
Varonis Systems, Inc. (a) (b)	600	11,280
VASCO Data Security International, Inc. (a) (b)	298	4,986
Verint Systems, Inc. (a)	616	24,985
VirnetX Holding Corp. (a) (b)	443	1,139
VMware, Inc. Class A (a) (b)	899	50,856
Workday, Inc. Class A (a)	1,199	95,536
Xura, Inc. (a)	262	6,440
Zendesk, Inc. (a)	619	16,366
Zix Corp. (a)	648	3,292
Zynga, Inc. Class A (a)	6,449	17,283

		10,985,069

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	850	19,031
Abercrombie & Fitch Co. Class A (b)	880	23,760
Advance Auto Parts, Inc.	871	131,094
America’s Car-Mart, Inc. (a) (b)	102	2,722
American Eagle Outfitters, Inc. (b)	2,076	32,178
Asbury Automotive Group, Inc. (a)	350	23,604
Ascena Retail Group, Inc. (a)	1,731	17,050
AutoNation, Inc. (a)	784	46,773
AutoZone, Inc. (a)	360	267,088
Barnes & Noble Education, Inc. (a)	285	2,836
Barnes & Noble, Inc. (b)	452	3,937
bebe stores, Inc. (b)	400	226
Bed Bath & Beyond, Inc. (a) (b)	2,123	102,435
Best Buy Co., Inc.	3,334	101,520
Big 5 Sporting Goods Corp.	200	1,998
Buckle, Inc. (b)	298	9,172
Cabela’s, Inc. (a) (b)	924	43,179
Caleres, Inc.	443	11,881
CarMax, Inc. (a) (b)	2,499	134,871
Cato Corp. (Class A) Class A	298	10,972
Chico’s FAS, Inc. (b)	1,819	19,409
Children’s Place, Inc. (b)	252	13,910

Christopher & Banks Corp. (a) (b)	400	660
Citi Trends, Inc.	150	3,188
Conn’s, Inc. (a) (b)	252	5,914
Container Store Group, Inc. (a)	160	1,312
CST Brands, Inc. (b)	869	34,013
Destination XL Group, Inc. (a)	443	2,445
Dick’s Sporting Goods, Inc.	1,099	38,850
DSW, Inc. Class A	801	19,112
Express, Inc. (a)	950	16,416
Finish Line, Inc. Class A	550	9,944
Five Below, Inc. (a) (b)	600	19,260
Foot Locker, Inc. (b)	1,680	109,351
Francesca’s Holdings Corp. (a)	443	7,713
GameStop Corp. Class A (b)	1,287	36,087
Genesco, Inc. (a)	231	13,128
GNC Holdings, Inc. Class A	1,048	32,509
Group 1 Automotive, Inc.	252	19,076
Guess?, Inc. (b)	648	12,234
Haverty Furniture Cos., Inc.	252	5,403
Hibbett Sports, Inc. (a) (b)	300	9,072
Kirkland’s, Inc.	150	2,175
L Brands, Inc.	2,862	274,237
Lithia Motors, Inc. Class A	252	26,881
Lowe’s Cos., Inc.	10,623	807,773
Lumber Liquidators Holdings, Inc. (a)	298	5,173
MarineMax, Inc. (a)	300	5,526
Mattress Firm Holding Corp. (a) (b)	150	6,695
Men’s Wearhouse, Inc.	531	7,795
Michaels Cos., Inc. (a)	909	20,098
Monro Muffler Brake, Inc. (b)	350	23,177
Murphy USA, Inc. (a)	525	31,888
O’Reilly Automotive, Inc. (a)	1,195	302,837
Office Depot, Inc. (a)	6,825	38,493
Outerwall, Inc. (b)	298	10,889
Penske Automotive Group, Inc.	443	18,757
Pep Boys-Manny Moe & Jack (a)	600	11,046
Pier 1 Imports, Inc.	1,022	5,202
Rent-A-Center, Inc.	647	9,686
Restoration Hardware Holdings, Inc. (a) (b)	350	27,807
Ross Stores, Inc.	4,560	245,374
Sally Beauty Holdings, Inc. (a)	1,844	51,429
Select Comfort Corp. (a)	652	13,959
Shoe Carnival, Inc.	150	3,480
Signet Jewelers, Ltd.	899	111,197
Sonic Automotive, Inc. Class A	452	10,288
Stage Stores, Inc. (b)	350	3,189
Staples, Inc.	7,308	69,207
Stein Mart, Inc. (b)	298	2,006
The Gap, Inc. (b)	3,067	75,755
The Home Depot, Inc.	14,602	1,931,114
Tiffany & Co. (b)	1,192	90,938
Tile Shop Holdings, Inc. (a)	200	3,280
TJX Cos., Inc.	7,625	540,689
Tractor Supply Co.	1,607	137,398
Ulta Salon Cosmetics & Fragrance, Inc. (a)	698	129,130
Urban Outfitters, Inc. (a) (b)	1,214	27,618
Vitamin Shoppe, Inc. (a) (b)	298	9,745
West Marine, Inc. (a)	200	1,698

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Williams-Sonoma, Inc.	1,099	$64,193
Zumiez, Inc. (a)	252	3,810

		6,576,965

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
3D Systems Corp. (a) (b)	1,099	9,550
Apple, Inc.	64,838	6,824,848
Cray, Inc. (a)	452	14,667
Diebold, Inc. (b)	698	21,003
Electronics For Imaging, Inc. (a)	498	23,277
EMC Corp.	21,815	560,209
Hewlett Packard Enterprise Co.	20,203	307,086
HP, Inc.	20,203	239,204
Immersion Corp. (a)	298	3,475
Lexmark International, Inc. Class A	687	22,293
NCR Corp. (a)	1,830	44,762
NetApp, Inc.	3,966	105,218
Nimble Storage, Inc. (a) (b)	516	4,747
QLogic Corp. (a)	952	11,614
Quantum Corp. (a)	2,350	2,186
SanDisk Corp.	2,487	188,987
Silicon Graphics International Corp. (a)	350	2,065
Stratasys, Ltd. (a) (b)	552	12,961
Super Micro Computer, Inc. (a) (b)	350	8,578
Western Digital Corp.	2,609	156,670

		8,563,400

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	693	61,698
Coach, Inc.	3,103	101,561
Columbia Sportswear Co. (b)	298	14,530
Crocs, Inc. (a)	1,006	10,301
Deckers Outdoor Corp. (a)	400	18,880
Fossil Group, Inc. (a) (b)	602	22,009
G-III Apparel Group, Ltd. (a)	400	17,704
Hanesbrands, Inc.	4,378	128,845
Iconix Brand Group, Inc. (a) (b)	620	4,235
Kate Spade & Co. (a)	1,530	27,188
lululemon athletica, Inc. (a) (b)	1,238	64,958
Michael Kors Holdings, Ltd. (a)	2,198	88,052
Movado Group, Inc.	200	5,142
NIKE, Inc. (Class B) Class B	15,176	948,500
Oxford Industries, Inc.	150	9,573
Perry Ellis International, Inc. (a)	98	1,805
PVH Corp.	899	66,211
Ralph Lauren Corp.	648	72,239
Skechers U.S.A., Inc. Class A (a) (b)	1,356	40,965
Steven Madden, Ltd. (a) (b)	671	20,278
Tumi Holdings, Inc. (a) (b)	498	8,282
Under Armour, Inc. Class A (a) (b)	2,018	162,671
Unifi, Inc. (a)	150	4,222
Vera Bradley, Inc. (a)	252	3,972
VF Corp.	3,906	243,148
Wolverine World Wide, Inc.	1,061	17,729

		2,164,698

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	982	15,565
Bank Mutual Corp. (b)	498	3,884
Beneficial Bancorp, Inc. (a)	884	11,775

BofI Holding, Inc. (a) (b)	792	16,672
Brookline Bancorp, Inc.	801	9,211
Capitol Federal Financial, Inc.	1,649	20,711
Charter Financial Corp.	252	3,329
Dime Community Bancshares, Inc.	350	6,122
Essent Group, Ltd. (a)	444	9,719
EverBank Financial Corp.	848	13,551
Federal Agricultural Mortgage Corp. Class C	98	3,094
First Defiance Financial Corp.	98	3,702
Flagstar Bancorp, Inc. (a)	252	5,824
Fox Chase Bancorp, Inc.	98	1,988
HomeStreet, Inc. (a)	150	3,257
Kearny Financial Corp.	1,032	13,075
LendingTree, Inc. (a) (b)	100	8,928
Meridian Bancorp, Inc.	619	8,728
MGIC Investment Corp. (a)	3,450	30,463
Nationstar Mortgage Holdings, Inc. (a) (b)	252	3,369
New York Community Bancorp, Inc.	5,777	94,281
Northfield Bancorp, Inc. (b)	652	10,380
Northwest Bancshares, Inc.	1,051	14,073
OceanFirst Financial Corp.	141	2,824
Ocwen Financial Corp. (a)	1,150	8,016
Oritani Financial Corp.	498	8,217
PennyMac Financial Services, Inc. Class A (a)	150	2,304
PHH Corp. (a)	640	10,368
Provident Financial Services, Inc.	648	13,057
Radian Group, Inc.	1,885	25,240
Territorial Bancorp, Inc.	98	2,719
TFS Financial Corp. (b)	848	15,968
TrustCo Bank Corp.	1,036	6,361
United Financial Bancorp, Inc.	1,285	16,551
Walker & Dunlop, Inc. (a)	200	5,762
Walter Investment Management Corp. (a) (b)	425	6,044
Washington Federal, Inc.	1,150	27,404
WSFS Financial Corp.	306	9,902

		472,438

TOBACCO — 1.3%
Altria Group, Inc.	22,330	1,299,829
Philip Morris International, Inc.	17,471	1,535,876
Reynolds American, Inc.	9,305	429,426
Universal Corp. (b)	300	16,824
Vector Group, Ltd.	748	17,645

		3,299,600

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (b)	1,099	36,795
Aircastle, Ltd.	750	15,668
Applied Industrial Technologies, Inc.	443	17,937
Beacon Roofing Supply, Inc. (a)	550	22,649
CAI International, Inc. (a)	200	2,016
DXP Enterprises, Inc. (a) (b)	98	2,234
Fastenal Co. (b)	3,220	131,440
GATX Corp. (b)	498	21,190
H&E Equipment Services, Inc.	298	5,209
HD Supply Holdings, Inc. (a)	1,932	58,018

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Kaman Corp. (b)	257	$10,488
MRC Global, Inc. (a)	899	11,597
MSC Industrial Direct Co., Inc. (Class A) Class A (b)	498	28,022
NOW, Inc. (a) (b)	1,164	18,415
Rush Enterprises, Inc. Class A (a)	400	8,756
TAL International Group, Inc. (a)	350	5,565
Textainer Group Holdings, Ltd.	252	3,556
Titan Machinery, Inc. (a)	200	2,186
United Rentals, Inc. (a)	1,051	76,240
Univar, Inc. (a) (b)	400	6,804
Veritiv Corp. (a)	86	3,115
W.W. Grainger, Inc. (b)	765	154,981
Watsco, Inc.	300	35,139
WESCO International, Inc. (a) (b)	443	19,350

		697,370

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	722	52,417
Wesco Aircraft Holdings, Inc. (a) (b)	452	5,411

		57,828

WATER UTILITIES — 0.1%
American States Water Co.	400	16,780
American Water Works Co., Inc.	1,943	116,094
Aqua America, Inc.	1,936	57,693
Artesian Resources Corp. Class A (b)	78	2,161
California Water Service Group	498	11,588
Connecticut Water Service, Inc. (b)	118	4,485
SJW Corp.	150	4,448

		213,249

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (a)	150	1,371
SBA Communications Corp. Class A (a)	1,399	146,993
Shenandoah Telecommunications Co.	300	12,915
Spok Holdings, Inc.	252	4,617
Sprint Corp. (a) (b)	10,156	36,765
T-Mobile US, Inc. (a)	2,911	113,878
Telephone & Data Systems, Inc.	1,053	27,262
United States Cellular Corp. (a)	150	6,121

		349,922

TOTAL COMMON STOCKS (Cost $221,183,368)		248,331,728

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (c)	976	—

WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a) (c)	1,438	3,624

TOTAL RIGHTS (Cost $3,624)		3,624

WARRANT — 0.0% (e)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b) (c)	468	—

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	647,370	647,370
State Street Navigator Securities Lending Prime Portfolio (g) (h)	10,660,612	10,660,612

TOTAL SHORT-TERM INVESTMENTS (Cost $11,307,982)		11,307,982

TOTAL INVESTMENTS — 104.1% (i) (Cost $232,494,974)		259,643,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(10,148,152)

NET ASSETS — 100.0%		$249,495,182

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Affiliated issuer (Note 3).
(e)	Amount is less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

NVDR  Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
B/E Aerospace, Inc.	395	$16,736
Boeing Co. (a)	2,750	397,623
BWX Technologies, Inc.	437	13,883
General Dynamics Corp.	1,145	157,277
Hexcel Corp. (a)	388	18,023
Honeywell International, Inc.	3,127	323,863
Huntington Ingalls Industries, Inc.	187	23,721
L-3 Communications Holdings, Inc.	353	42,187
Lockheed Martin Corp.	1,071	232,568
Northrop Grumman Corp.	722	136,321
Orbital ATK, Inc.	234	20,906
Precision Castparts Corp.	543	125,981
Raytheon Co.	1,218	151,678
Rockwell Collins, Inc. (a)	524	48,365
Spirit AeroSystems Holdings, Inc. (Class A) (b)	574	28,740
Textron, Inc.	1,110	46,631
TransDigm Group, Inc. (b)	200	45,690
Triumph Group, Inc. (a)	202	8,030
United Technologies Corp.	3,562	342,201

		2,180,424

AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	604	37,460
Expeditors International of Washington, Inc.	786	35,448
FedEx Corp.	1,121	167,018
United Parcel Service, Inc. (Class B)	2,795	268,963

		508,889

AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	538	43,314
American Airlines Group, Inc.	2,424	102,657
Copa Holdings SA (Class A) (a)	136	6,563
Delta Air Lines, Inc.	3,211	162,766
JetBlue Airways Corp. (b)	1,236	27,995
Southwest Airlines Co.	2,655	114,324
Spirit Airlines, Inc. (a) (b)	319	12,712
United Continental Holdings, Inc. (b)	1,552	88,930

		559,261

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	921	39,815
Delphi Automotive PLC	1,135	97,304
Gentex Corp. (a)	1,134	18,155
Goodyear Tire & Rubber Co.	996	32,539
Johnson Controls, Inc.	2,612	103,148
Lear Corp.	304	37,340
Visteon Corp. (b)	178	20,381

		348,682

AUTOMOBILES — 0.7%
Ford Motor Co.	15,412	217,155
General Motors Co.	6,375	216,814
Harley-Davidson, Inc. (a)	679	30,820
Tesla Motors, Inc. (a) (b)	375	90,004
Thor Industries, Inc.	177	9,938

		564,731

BANKS — 5.8%
Associated Banc-Corp (a)	628	11,775
Bank of America Corp.	41,735	702,400
Bank of Hawaii Corp. (a)	170	10,693
BankUnited, Inc.	415	14,965
BB&T Corp.	3,178	120,160
BOK Financial Corp. (a)	95	5,680
CIT Group, Inc.	719	28,544
Citigroup, Inc.	12,081	625,192
Citizens Financial Group, Inc.	1,224	32,057
Comerica, Inc.	725	30,327
Commerce Bancshares, Inc. (a)	351	14,921
Cullen/Frost Bankers, Inc. (a)	217	13,020
East West Bancorp, Inc.	540	22,442
Fifth Third Bancorp	3,359	67,516
First Horizon National Corp. (a)	930	13,504
First Niagara Financial Group, Inc.	1,385	15,027
First Republic Bank	587	38,777
Huntington Bancshares, Inc.	3,246	35,901
JPMorgan Chase & Co.	14,705	970,971
KeyCorp	3,511	46,310
M&T Bank Corp.	657	79,615
PacWest Bancorp (a)	468	20,171
People’s United Financial, Inc. (a)	1,250	20,187
PNC Financial Services Group, Inc.	2,038	194,242
Popular, Inc. (a)	408	11,563
Regions Financial Corp.	5,445	52,272
Signature Bank (b)	194	29,754
SunTrust Banks, Inc.	2,103	90,092
SVB Financial Group (b)	210	24,969
Synovus Financial Corp. (a)	586	18,975
TCF Financial Corp.	642	9,065
US Bancorp	6,596	281,451
Wells Fargo & Co.	18,430	1,001,855
Zions Bancorp (a)	748	20,420

		4,674,813

BEVERAGES — 2.1%
Brown-Forman Corp. (Class A) (a)	102	11,231
Brown-Forman Corp. (Class B) (a)	501	49,739
Coca-Cola Co.	15,529	667,126
Coca-Cola Enterprises, Inc.	996	49,043
Constellation Brands, Inc. (Class A)	665	94,723
Dr. Pepper Snapple Group, Inc.	778	72,510
Molson Coors Brewing Co. (Class B)	534	50,153
Monster Beverage Corp. (b)	585	87,142
PepsiCo, Inc.	5,818	581,334

		1,663,001

BIOTECHNOLOGY — 3.7%
AbbVie, Inc.	6,567	389,029
Agios Pharmaceuticals, Inc. (a) (b)	102	6,622
Alexion Pharmaceuticals, Inc. (b)	852	162,519
Alkermes PLC (b)	566	44,929
Alnylam Pharmaceuticals, Inc. (a) (b)	275	25,888
Amgen, Inc.	3,020	490,237
Baxalta, Inc.	2,119	82,705
Biogen, Inc. (b)	878	268,975
BioMarin Pharmaceutical, Inc. (b)	652	68,303
Bluebird Bio, Inc. (a) (b)	126	8,092

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Celgene Corp. (b)	3,147	$376,885
Gilead Sciences, Inc.	5,767	583,563
Incyte Corp. (b)	639	69,299
Intercept Pharmaceuticals, Inc. (a) (b)	53	7,916
Intrexon Corp. (a) (b)	182	5,487
Ionis Pharmaceuticals, Inc. (a) (b)	476	29,479
Juno Therapeutics, Inc. (a) (b)	20	879
Medivation, Inc. (b)	625	30,212
OPKO Health, Inc. (a) (b)	1,436	14,432
Puma Biotechnology, Inc. (a) (b)	102	7,997
Regeneron Pharmaceuticals, Inc. (b)	310	168,290
Seattle Genetics, Inc. (b)	388	17,413
United Therapeutics Corp. (a) (b)	187	29,286
Vertex Pharmaceuticals, Inc. (b)	977	122,936

		3,011,373

BUILDING PRODUCTS — 0.2%
Allegion PLC	380	25,050
AO Smith Corp. (a)	300	22,983
Armstrong World Industries, Inc. (b)	129	5,899
Fortune Brands Home & Security, Inc. (a)	633	35,131
Lennox International, Inc. (a)	140	17,486
Masco Corp.	1,391	39,365
Owens Corning	477	22,433
USG Corp. (a) (b)	350	8,502

		176,849

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (b)	209	33,390
Ameriprise Financial, Inc.	734	78,112
Artisan Partners Asset Management, Inc. (Class A) (a)	76	2,741
Bank of New York Mellon Corp.	4,488	184,995
BlackRock, Inc.	505	171,963
Charles Schwab Corp.	4,540	149,502
E*TRADE Financial Corp. (b)	1,118	33,138
Eaton Vance Corp.	474	15,372
Federated Investors, Inc. (Class B)	364	10,429
Franklin Resources, Inc.	1,567	57,697
Goldman Sachs Group, Inc.	1,728	311,437
Interactive Brokers Group, Inc. (Class A) (a)	197	8,589
Invesco, Ltd.	1,714	57,385
Lazard, Ltd. (Class A)	490	22,055
Legg Mason, Inc.	431	16,908
LPL Financial Holdings, Inc. (a)	366	15,610
Morgan Stanley	6,059	192,737
Northern Trust Corp.	925	66,683
NorthStar Asset Management Group, Inc.	701	8,510
Raymond James Financial, Inc.	481	27,884
SEI Investments Co.	546	28,610
State Street Corp. (c)	1,620	107,503
T Rowe Price Group, Inc. (a)	1,021	72,991
TD Ameritrade Holding Corp.	1,067	37,036
Waddell & Reed Financial, Inc. (Class A) (a)	340	9,744

		1,721,021

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	875	113,846
Airgas, Inc.	307	42,464

Albemarle Corp. (a)	479	26,829
Ashland, Inc.	259	26,599
Axalta Coating Systems, Ltd. (b)	499	13,298
Cabot Corp.	255	10,424
Celanese Corp. (Series A)	608	40,937
CF Industries Holdings, Inc.	926	37,790
Chemours Co.	720	3,859
Dow Chemical Co.	4,424	227,748
E.I. du Pont de Nemours & Co.	3,606	240,160
Eastman Chemical Co.	601	40,573
Ecolab, Inc.	1,073	122,730
FMC Corp. (a)	530	20,739
Huntsman Corp. (a)	732	8,323
International Flavors & Fragrances, Inc. (a)	322	38,524
LyondellBasell Industries NV (Class A)	1,422	123,572
Monsanto Co.	1,686	166,105
Mosaic Co.	1,402	38,681
NewMarket Corp. (a)	34	12,945
Platform Specialty Products Corp. (b)	667	8,558
PPG Industries, Inc.	1,099	108,603
Praxair, Inc.	1,145	117,248
RPM International, Inc.	519	22,867
Scotts Miracle-Gro Co. (Class A)	171	11,031
Sherwin-Williams Co.	315	81,774
Valspar Corp. (a)	337	27,954
Westlake Chemical Corp.	157	8,528
WR Grace & Co. (a) (b)	291	28,981

		1,771,690

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	677	22,327
Cintas Corp. (a)	393	35,783
Clean Harbors, Inc. (a) (b)	238	9,913
Copart, Inc. (b)	444	16,876
Covanta Holding Corp. (a)	417	6,459
KAR Auction Services, Inc.	595	22,033
Pitney Bowes, Inc. (a)	787	16,251
Republic Services, Inc.	1,031	45,354
Rollins, Inc. (a)	383	9,920
RR Donnelley & Sons Co. (a)	736	10,834
Stericycle, Inc. (a) (b)	331	39,919
Tyco International PLC	1,590	50,705
Waste Connections, Inc.	484	27,259
Waste Management, Inc.	1,811	96,653

		410,286

COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a) (b)	170	13,233
ARRIS Group, Inc. (b)	509	15,560
Brocade Communications Systems, Inc.	1,706	15,661
Cisco Systems, Inc.	20,115	546,223
CommScope Holding Co., Inc. (b)	519	13,437
EchoStar Corp. (Class A) (a) (b)	160	6,258
F5 Networks, Inc. (b)	310	30,058
Harris Corp.	535	46,491
Juniper Networks, Inc.	1,643	45,347
Lumentum Holdings, Inc. (b)	180	3,964
Motorola Solutions, Inc.	676	46,272
Palo Alto Networks, Inc. (b)	284	50,024
QUALCOMM, Inc.	5,911	295,461
Viavi Solutions, Inc. (b)	904	5,505

		1,133,494

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a) (b)	627	$18,829
Chicago Bridge & Iron Co. NV (a)	411	16,025
Fluor Corp.	612	28,899
Jacobs Engineering Group, Inc. (b)	504	21,143
KBR, Inc.	596	10,084
Quanta Services, Inc. (a) (b)	798	16,159

		111,139

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	194	11,724
Martin Marietta Materials, Inc. (a)	285	38,925
Vulcan Materials Co.	534	50,714

		101,363

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a) (b)	1,897	35,360
American Express Co.	3,400	236,470
Capital One Financial Corp.	2,146	154,898
Credit Acceptance Corp. (a) (b)	33	7,063
Discover Financial Services	1,811	97,106
LendingClub Corp. (a) (b)	263	2,906
Navient Corp.	1,668	19,099
OneMain Holdings, Inc. (b)	204	8,474
Santander Consumer USA Holdings, Inc. (a) (b)	302	4,787
SLM Corp. (b)	1,700	11,084
Synchrony Financial (b)	3,271	99,471

		676,718

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	255	18,526
Avery Dennison Corp.	357	22,370
Ball Corp.	562	40,874
Bemis Co., Inc.	404	18,055
Crown Holdings, Inc. (b)	558	28,290
Graphic Packaging Holding Co.	1,294	16,602
International Paper Co.	1,691	63,751
Owens-Illinois, Inc. (a) (b)	643	11,201
Packaging Corp. of America	392	24,715
Sealed Air Corp.	833	37,152
Silgan Holdings, Inc. (a)	145	7,789
Sonoco Products Co.	395	16,144
WestRock Co.	1,095	49,954

		355,423

DISTRIBUTORS — 0.1%
Genuine Parts Co.	600	51,534
LKQ Corp. (b)	1,177	34,875

		86,409

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	17	8,244
H&R Block, Inc.	861	28,680
Service Corp. International	817	21,258
ServiceMaster Global Holdings, Inc. (b)	407	15,971

		74,153

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. (Class B) (b)	7,361	971,946
CBOE Holdings, Inc. (a)	339	22,001
CME Group, Inc.	1,244	112,706

FactSet Research Systems, Inc. (a)	171	27,799
Intercontinental Exchange, Inc.	448	114,805
Leucadia National Corp.	1,398	24,311
McGraw Hill Financial, Inc.	1,077	106,171
Moody’s Corp.	699	70,138
Morningstar, Inc.	78	6,272
MSCI, Inc.	370	26,688
Nasdaq, Inc.	466	27,107
Voya Financial, Inc.	903	33,330

		1,543,274

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	24,165	831,518
CenturyLink, Inc.	2,227	56,031
Frontier Communications Corp. (a)	4,092	19,110
Level 3 Communications, Inc. (b)	1,134	61,644
Verizon Communications, Inc.	16,249	751,029
Zayo Group Holdings, Inc. (a) (b)	561	14,917

		1,734,249

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,904	110,946
Avangrid, Inc. (b)	200	7,680
Duke Energy Corp.	2,748	196,180
Edison International	1,276	75,552
Entergy Corp.	711	48,604
Eversource Energy	1,227	62,663
Exelon Corp.	3,548	98,528
FirstEnergy Corp.	1,638	51,974
Great Plains Energy, Inc.	598	16,331
Hawaiian Electric Industries, Inc.	387	11,204
ITC Holdings Corp.	610	23,942
NextEra Energy, Inc.	1,773	184,197
OGE Energy Corp.	775	20,375
Pepco Holdings, Inc.	923	24,007
Pinnacle West Capital Corp.	420	27,082
PPL Corp.	2,757	94,096
Southern Co. (a)	3,602	168,538
Westar Energy, Inc.	566	24,004
Xcel Energy, Inc.	1,983	71,209

		1,317,112

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	170	39,746
AMETEK, Inc.	967	51,821
Babcock & Wilcox Enterprises, Inc. (b)	218	4,550
Eaton Corp. PLC	1,848	96,170
Emerson Electric Co.	2,626	125,602
Hubbell, Inc.	227	22,936
Regal Beloit Corp.	171	10,007
Rockwell Automation, Inc.	539	55,307
SolarCity Corp. (a) (b)	178	9,081

		415,220

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	1,229	64,191
Arrow Electronics, Inc. (b)	398	21,564
Avnet, Inc.	537	23,005
CDW Corp.	562	23,626
Cognex Corp. (a)	340	11,482

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Corning, Inc.	4,600	$84,088
Dolby Laboratories, Inc. (Class A) (a)	179	6,023
Fitbit, Inc. (Class A) (a) (b)	210	6,214
FLIR Systems, Inc.	561	15,747
Ingram Micro, Inc. (Class A)	603	18,319
IPG Photonics Corp. (a) (b)	126	11,234
Jabil Circuit, Inc. (a)	783	18,236
Keysight Technologies, Inc. (b)	679	19,236
National Instruments Corp. (a)	398	11,419
Trimble Navigation, Ltd. (b)	1,003	21,514
Zebra Technologies Corp. (Class A) (a) (b)	204	14,209

		370,107

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc.	1,724	79,563
Cameron International Corp. (b)	804	50,813
Diamond Offshore Drilling, Inc. (a)	266	5,613
Dril-Quip, Inc. (a) (b)	153	9,062
Ensco PLC (Class A) (a)	920	14,159
FMC Technologies, Inc. (b)	914	26,515
Frank’s International NV	156	2,604
Halliburton Co.	3,297	112,230
Helmerich & Payne, Inc. (a)	375	20,081
Nabors Industries, Ltd.	1,193	10,152
National Oilwell Varco, Inc. (a)	1,554	52,043
Noble Corp. PLC (a)	953	10,054
Oceaneering International, Inc. (a)	411	15,421
Patterson-UTI Energy, Inc.	574	8,656
Rowan Cos. PLC (Class A) (a)	455	7,712
RPC, Inc. (a)	234	2,796
Schlumberger, Ltd.	4,998	348,611
Seadrill, Ltd. (a) (b)	1,391	4,715
Superior Energy Services, Inc.	636	8,567
Weatherford International PLC (a) (b)	3,052	25,606

		814,973

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,768	285,532
CVS Health Corp.	4,415	431,655
Kroger Co.	3,964	165,814
Rite Aid Corp. (b)	3,788	29,698
Sprouts Farmers Market, Inc. (a) (b)	735	19,544
Sysco Corp. (a)	2,306	94,546
Wal-Mart Stores, Inc.	6,318	387,293
Walgreens Boots Alliance, Inc.	3,384	288,164
Whole Foods Market, Inc. (a)	1,438	48,173

		1,750,419

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,442	89,573
Blue Buffalo Pet Products, Inc. (a) (b)	159	2,975
Bunge, Ltd.	573	39,124
Campbell Soup Co. (a)	690	36,259
ConAgra Foods, Inc.	1,649	69,522
Flowers Foods, Inc. (a)	707	15,193
General Mills, Inc.	2,349	135,443
Hain Celestial Group, Inc. (a) (b)	364	14,702
Hershey Co.	586	52,312
Hormel Foods Corp.	522	41,280
Ingredion, Inc.	301	28,848

J.M. Smucker Co.	493	60,807
Kellogg Co.	987	71,330
Keurig Green Mountain, Inc.	508	45,710
Kraft Heinz Co.	2,318	168,658
McCormick & Co., Inc. (a)	509	43,550
Mead Johnson Nutrition Co. (a)	794	62,686
Mondelez International, Inc. (Class A)	6,402	287,066
Pilgrim’s Pride Corp. (a)	250	5,523
Pinnacle Foods, Inc.	459	19,489
Tyson Foods, Inc. (Class A) (a)	1,204	64,209
WhiteWave Foods Co. (a) (b)	702	27,315

		1,381,574

GAS UTILITIES — 0.1%
AGL Resources, Inc.	466	29,735
Atmos Energy Corp.	373	23,514
National Fuel Gas Co. (a)	330	14,108
Questar Corp. (a)	708	13,792
UGI Corp.	666	22,484

		103,633

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	5,883	264,206
Alere, Inc. (b)	325	12,704
Align Technology, Inc. (a) (b)	333	21,928
Baxter International, Inc.	2,119	80,840
Becton, Dickinson and Co.	823	126,816
Boston Scientific Corp. (b)	5,229	96,423
C.R. Bard, Inc.	297	56,264
Cooper Cos., Inc. (a)	181	24,290
DENTSPLY International, Inc.	558	33,954
DexCom, Inc. (b)	317	25,962
Edwards Lifesciences Corp. (b)	856	67,607
Hill-Rom Holdings, Inc.	231	11,102
Hologic, Inc. (b)	1,001	38,729
IDEXX Laboratories, Inc. (a) (b)	404	29,460
Intuitive Surgical, Inc. (b)	150	81,924
Medtronic PLC	5,644	434,136
ResMed, Inc. (a)	550	29,529
Sirona Dental Systems, Inc. (b)	219	23,996
St. Jude Medical, Inc.	1,107	68,379
Stryker Corp.	1,347	125,190
Teleflex, Inc. (a)	158	20,769
Varian Medical Systems, Inc. (a) (b)	410	33,128
Zimmer Biomet Holdings, Inc.	659	67,607

		1,774,943

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	204	12,742
Aetna, Inc.	1,365	147,584
AmerisourceBergen Corp.	789	81,827
Anthem, Inc. (a)	1,060	147,806
Brookdale Senior Living, Inc. (b)	712	13,144
Cardinal Health, Inc.	1,328	118,551
Centene Corp. (a) (b)	449	29,549
Cigna Corp.	1,040	152,183
Community Health Systems, Inc. (a) (b)	463	12,283
DaVita HealthCare Partners, Inc. (b)	703	49,006
Envision Healthcare Holdings, Inc. (b)	731	18,984
Express Scripts Holding Co. (b)	2,653	231,899
HCA Holdings, Inc. (b)	1,264	85,484

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Health Net, Inc. (b)	309	$21,154
Henry Schein, Inc. (b)	340	53,785
Humana, Inc.	606	108,177
Laboratory Corp. of America Holdings (b)	413	51,063
LifePoint Health, Inc. (b)	182	13,359
McKesson Corp.	919	181,254
MEDNAX, Inc. (a) (b)	396	28,377
Patterson Cos., Inc. (a)	343	15,507
Premier, Inc. (Class A) (a) (b)	124	4,374
Quest Diagnostics, Inc.	571	40,621
Tenet Healthcare Corp. (a) (b)	388	11,756
UnitedHealth Group, Inc.	3,806	447,738
Universal Health Services, Inc. (Class B)	355	42,419
VCA, Inc. (b)	336	18,480

		2,139,106

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (b)	701	10,781
athenahealth, Inc. (a) (b)	153	24,628
Cerner Corp. (b)	1,154	69,436
IMS Health Holdings, Inc. (a) (b)	618	15,741
Inovalon Holdings, Inc. (Class A) (a) (b)	124	2,108
Veeva Systems, Inc. (Class A) (a) (b)	309	8,915

		131,609

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	760	24,510
Brinker International, Inc. (a)	262	12,563
Carnival Corp.	1,644	89,565
Chipotle Mexican Grill, Inc. (a) (b)	120	57,582
Choice Hotels International, Inc. (a)	116	5,848
Darden Restaurants, Inc.	498	31,693
Domino’s Pizza, Inc.	221	24,586
Dunkin’ Brands Group, Inc. (a)	362	15,418
Extended Stay America, Inc.	235	3,737
Hilton Worldwide Holdings, Inc.	2,046	43,784
Hyatt Hotels Corp. (Class A) (b)	148	6,959
International Game Technology PLC	371	6,003
Las Vegas Sands Corp. (a)	1,504	65,935
Marriott International, Inc. (Class A) (a)	819	54,906
McDonald’s Corp.	3,830	452,476
MGM Resorts International (b)	1,786	40,578
Norwegian Cruise Line Holdings, Ltd. (a) (b)	560	32,816
Panera Bread Co. (Class A) (a) (b)	111	21,621
Royal Caribbean Cruises, Ltd.	653	66,090
Six Flags Entertainment Corp. (a)	269	14,779
Starbucks Corp.	6,009	360,720
Starwood Hotels & Resorts Worldwide, Inc.	673	46,625
Wendy’s Co. (a)	1,023	11,018
Wyndham Worldwide Corp.	470	34,145
Wynn Resorts, Ltd. (a)	316	21,864
Yum! Brands, Inc.	1,749	127,764

		1,673,585

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	1,388	44,458
Garmin, Ltd. (a)	480	17,842
GoPro, Inc. (Class A) (a) (b)	352	6,339
Harman International Industries, Inc.	274	25,814

Jarden Corp. (a) (b)	796	45,467
Leggett & Platt, Inc.	552	23,195
Lennar Corp. (Class A) (a)	663	32,427
Lennar Corp. (Class B)	38	1,527
Mohawk Industries, Inc. (b)	246	46,590
Newell Rubbermaid, Inc.	1,108	48,841
NVR, Inc. (b)	18	29,574
PulteGroup, Inc.	1,492	26,587
Tempur Sealy International, Inc. (a) (b)	238	16,769
Toll Brothers, Inc. (a) (b)	674	22,444
TopBuild Corp. (b)	154	4,739
Tupperware Brands Corp. (a)	202	11,241
Whirlpool Corp.	303	44,502

		448,356

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc. (a)	536	45,496
Clorox Co.	505	64,049
Colgate-Palmolive Co.	3,608	240,365
Energizer Holdings, Inc.	238	8,106
Kimberly-Clark Corp.	1,434	182,548
Procter & Gamble Co.	10,764	854,769
Spectrum Brands Holdings, Inc. (a)	86	8,755

		1,404,088

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	2,901	27,763
Calpine Corp. (b)	1,496	21,647
NRG Energy, Inc.	1,278	15,042
TerraForm Power, Inc. (Class A) (a) (b)	202	2,541

		66,993

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	2,502	376,901
Carlisle Cos., Inc.	260	23,059
Danaher Corp.	2,369	220,033
General Electric Co.	37,264	1,160,774
Roper Technologies, Inc.	391	74,208

		1,854,975

INSURANCE — 3.1%
ACE, Ltd. (a)	1,315	153,658
Aflac, Inc.	1,708	102,309
Alleghany Corp. (b)	66	31,543
Allied World Assurance Co. Holdings AG	401	14,913
Allstate Corp.	1,582	98,226
American Financial Group, Inc.	308	22,201
American International Group, Inc.	4,842	300,059
American National Insurance Co.	34	3,477
AmTrust Financial Services, Inc. (a)	148	9,114
Aon PLC	1,099	101,339
Arch Capital Group, Ltd. (b)	516	35,991
Arthur J Gallagher & Co.	661	27,061
Aspen Insurance Holdings, Ltd.	250	12,075
Assurant, Inc. (a)	294	23,679
Assured Guaranty, Ltd.	645	17,047
Axis Capital Holdings, Ltd.	439	24,680
Brown & Brown, Inc. (a)	468	15,023
Chubb Corp.	932	123,620
Cincinnati Financial Corp.	639	37,810

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CNA Financial Corp.	109	$3,831
Endurance Specialty Holdings, Ltd.	276	17,661
Erie Indemnity Co. (Class A) (a)	109	10,425
Everest Re Group, Ltd. (a)	188	34,421
FNF Group	1,092	37,860
Genworth Financial, Inc. (Class A) (b)	1,934	7,214
Hanover Insurance Group, Inc.	170	13,828
Hartford Financial Services Group, Inc.	1,648	71,622
Lincoln National Corp.	998	50,159
Loews Corp.	1,234	47,386
Markel Corp. (b)	52	45,934
Marsh & McLennan Cos., Inc.	2,143	118,829
Mercury General Corp. (a)	102	4,750
MetLife, Inc.	3,656	176,256
Old Republic International Corp.	1,013	18,872
PartnerRe, Ltd.	169	23,616
Principal Financial Group, Inc.	1,119	50,333
ProAssurance Corp.	234	11,356
Progressive Corp.	2,315	73,617
Prudential Financial, Inc.	1,809	147,271
Reinsurance Group of America, Inc.	287	24,553
RenaissanceRe Holdings, Ltd. (a)	179	20,261
StanCorp Financial Group, Inc.	170	19,360
Torchmark Corp.	524	29,952
Travelers Cos., Inc.	1,262	142,429
Unum Group	1,051	34,988
Validus Holdings, Ltd.	385	17,822
White Mountains Insurance Group, Ltd.	21	15,263
WR Berkley Corp.	411	22,502
XL Group PLC	1,224	47,956

		2,494,152

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (b)	1,509	1,019,918
Expedia, Inc.	482	59,913
Groupon, Inc. (a) (b)	1,745	5,357
Liberty Interactive Corp. QVC Group (Class A) (b)	2,013	54,995
Liberty Ventures Series A (b)	562	25,352
Netflix, Inc. (a) (b)	1,698	194,217
Priceline Group, Inc. (b)	204	260,090
TripAdvisor, Inc. (a) (b)	433	36,913

		1,656,755

INTERNET SOFTWARE & SERVICES — 4.0%
Akamai Technologies, Inc. (b)	684	35,999
Alphabet, Inc. (Class C) (b)	1,168	886,372
Alphabet, Inc. (Class A) (b)	1,144	890,043
CoStar Group, Inc. (b)	122	25,216
eBay, Inc. (b)	4,786	131,519
Facebook, Inc. (Class A) (b)	8,543	894,110
GoDaddy, Inc. (Class A) (a) (b)	93	2,982
IAC/InterActiveCorp	294	17,655
LinkedIn Corp. (Class A) (b)	447	100,611
Match Group, Inc. (a) (b)	100	1,355
Pandora Media, Inc. (a) (b)	822	11,023
Rackspace Hosting, Inc. (a) (b)	466	11,799
Twitter, Inc. (a) (b)	2,248	52,019
VeriSign, Inc. (a) (b)	404	35,293
Yahoo!, Inc. (b)	3,707	123,295
Yelp, Inc. (b)	190	5,472

Zillow Group, Inc. (Class A) (a) (b)	187	4,870
Zillow Group, Inc. (Class C) (a) (b)	375	8,805

		3,238,438

IT SERVICES — 3.7%
Accenture PLC (Class A)	2,488	259,996
Alliance Data Systems Corp. (b)	253	69,972
Amdocs, Ltd.	627	34,215
Automatic Data Processing, Inc.	1,886	159,782
Black Knight Financial Services, Inc. (Class A) (a) (b)	82	2,711
Booz Allen Hamilton Holding Corp.	503	15,518
Broadridge Financial Solutions, Inc.	476	25,575
Cognizant Technology Solutions Corp. (Class A) (b)	2,457	147,469
Computer Sciences Corp.	571	18,660
CoreLogic, Inc. (b)	367	12,427
CSRA, Inc.	571	17,130
DST Systems, Inc.	135	15,398
Fidelity National Information Services, Inc.	1,127	68,296
First Data Corp. (Class A) (b)	600	9,612
Fiserv, Inc. (b)	970	88,716
FleetCor Technologies, Inc. (b)	374	53,456
Gartner, Inc. (b)	356	32,289
Genpact, Ltd. (a) (b)	643	16,062
Global Payments, Inc.	531	34,255
International Business Machines Corp.	3,573	491,716
Jack Henry & Associates, Inc. (a)	343	26,775
Leidos Holdings, Inc.	286	16,090
MasterCard, Inc. (Class A)	3,954	384,961
Paychex, Inc. (a)	1,265	66,906
PayPal Holdings, Inc. (b)	4,786	173,253
Sabre Corp.	508	14,209
Square, Inc. (Class A) (a) (b)	100	1,309
Teradata Corp. (a) (b)	618	16,328
Total System Services, Inc.	646	32,171
Vantiv, Inc. (Class A) (b)	612	29,021
VeriFone Systems, Inc. (a) (b)	405	11,348
Visa, Inc. (Class A) (a)	7,805	605,278
Western Union Co. (a)	2,135	38,238
WEX, Inc. (a) (b)	148	13,083
Xerox Corp.	3,855	40,979

		3,043,204

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp. (a)	364	18,386
Hasbro, Inc. (a)	451	30,379
Mattel, Inc. (a)	1,339	36,381
Polaris Industries, Inc. (a)	261	22,433
Vista Outdoor, Inc. (b)	243	10,816

		118,395

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,355	56,653
Bio-Rad Laboratories, Inc. (Class A) (b)	85	11,786
Bio-Techne Corp. (a)	141	12,690
Bruker Corp. (a) (b)	428	10,388
Charles River Laboratories International, Inc. (b)	187	15,033
Illumina, Inc. (b)	557	106,913

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Mettler-Toledo International, Inc. (b)	122	$41,374
PerkinElmer, Inc.	441	23,624
QIAGEN NV (b)	908	25,106
Quintiles Transnational Holdings, Inc. (b)	348	23,894
Thermo Fisher Scientific, Inc.	1,573	223,130
VWR Corp. (b)	42	1,189
Waters Corp. (b)	328	44,142

		595,922

MACHINERY — 1.5%
AGCO Corp. (a)	356	16,159
Allison Transmission Holdings, Inc.	818	21,178
Caterpillar, Inc. (a)	2,375	161,405
Colfax Corp. (a) (b)	349	8,149
Crane Co.	187	8,946
Cummins, Inc.	738	64,951
Deere & Co. (a)	1,340	102,202
Donaldson Co., Inc. (a)	561	16,078
Dover Corp. (a)	659	40,403
Flowserve Corp.	554	23,312
Graco, Inc. (a)	238	17,153
IDEX Corp.	321	24,592
Illinois Tool Works, Inc.	1,176	108,992
Ingersoll-Rand PLC	1,064	58,829
ITT Corp.	357	12,966
Joy Global, Inc. (a)	409	5,158
Kennametal, Inc.	307	5,894
Lincoln Electric Holdings, Inc. (a)	325	16,864
Manitowoc Co., Inc.	519	7,967
Middleby Corp. (a) (b)	221	23,839
Nordson Corp. (a)	261	16,743
Oshkosh Corp. (a)	325	12,688
PACCAR, Inc.	1,384	65,602
Parker-Hannifin Corp.	572	55,473
Pentair PLC (a)	775	38,386
Snap-on, Inc. (a)	232	39,772
SPX Corp.	180	1,679
SPX FLOW, Inc. (b)	180	5,024
Stanley Black & Decker, Inc.	618	65,959
Terex Corp.	398	7,355
Timken Co.	339	9,692
Toro Co.	221	16,148
Trinity Industries, Inc. (a)	612	14,700
Valmont Industries, Inc.	93	9,860
WABCO Holdings, Inc. (b)	224	22,906
Wabtec Corp.	369	26,243
Xylem, Inc.	736	26,864

		1,180,131

MARINE — 0.0% (d)
Kirby Corp. (a) (b)	219	11,524

MEDIA — 3.3%
AMC Networks, Inc. (Class A) (a) (b)	236	17,625
Cable One, Inc.	17	7,372
Cablevision Systems Corp. (Class A)	768	24,499
CBS Corp. (Class B)	2,000	94,260
Charter Communications, Inc. (Class A) (a) (b)	290	53,099
Cinemark Holdings, Inc.	447	14,943
Clear Channel Outdoor Holdings, Inc. (Class A) (a) (b)	166	928

Comcast Corp. (Class A)	9,949	561,422
Discovery Communications, Inc. (Class A) (a) (b)	610	16,275
Discovery Communications, Inc. (Class C) (b)	1,140	28,751
DISH Network Corp. (Class A) (b)	824	47,116
Gannett Co., Inc. (a)	445	7,249
Interpublic Group of Cos., Inc.	1,717	39,972
John Wiley & Sons, Inc. (Class A)	170	7,655
Liberty Broadband Corp. (Class A) (b)	96	4,958
Liberty Broadband Corp. (Class C) (b)	251	13,017
Liberty Media Corp. (Class A) (b)	389	15,268
Liberty Media Corp. (Class C) (b)	776	29,550
Lions Gate Entertainment Corp. (a)	318	10,300
Live Nation Entertainment, Inc. (b)	534	13,120
Madison Square Garden Co. (Class A) (b)	84	13,591
MSG Networks, Inc. (Class A) (b)	253	5,263
News Corp. (Class A)	1,507	20,134
News Corp. (Class B)	475	6,631
Omnicom Group, Inc. (a)	999	75,584
Regal Entertainment Group (Class A) (a)	323	6,095
Scripps Networks Interactive, Inc. (Class A) (a)	406	22,415
Sirius XM Holdings, Inc. (a) (b)	9,612	39,121
Starz (Class A) (a) (b)	416	13,936
TEGNA, Inc. (a)	890	22,713
Thomson Reuters Corp.	1,315	49,773
Time Warner Cable, Inc.	1,107	205,448
Time Warner, Inc.	3,259	210,760
Tribune Media Co. (Class A) (a)	318	10,752
Twenty-First Century Fox, Inc. (Class A)	4,633	125,832
Twenty-First Century Fox, Inc. (Class B)	1,906	51,900
Viacom, Inc. (Class A) (a)	40	1,760
Viacom, Inc. (Class B)	1,364	56,142
Walt Disney Co.	6,697	703,721

		2,648,950

METALS & MINING — 0.3%
Alcoa, Inc. (a)	5,361	52,913
Allegheny Technologies, Inc. (a)	426	4,792
Compass Minerals International, Inc. (a)	136	10,237
Freeport-McMoRan, Inc. (a)	4,662	31,562
Newmont Mining Corp.	1,961	35,278
Nucor Corp.	1,241	50,012
Reliance Steel & Aluminum Co.	313	18,126
Royal Gold, Inc. (a)	275	10,029
Southern Copper Corp. (a)	582	15,202
Steel Dynamics, Inc.	886	15,833
Tahoe Resources, Inc.	596	5,167
United States Steel Corp. (a)	564	4,501

		253,652

MULTI-UTILITIES — 1.1%
Alliant Energy Corp. (a)	450	28,103
Ameren Corp.	958	41,414
CenterPoint Energy, Inc.	1,708	31,359
CMS Energy Corp.	1,048	37,812
Consolidated Edison, Inc. (a)	1,146	73,653
Dominion Resources, Inc. (a)	2,368	160,172
DTE Energy Co.	685	54,930
MDU Resources Group, Inc. (a)	705	12,916

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	1,248	$24,348
PG&E Corp.	1,881	100,050
Public Service Enterprise Group, Inc.	1,977	76,490
SCANA Corp. (a)	545	32,967
Sempra Energy	1,001	94,104
TECO Energy, Inc.	864	23,026
Vectren Corp. (a)	323	13,702
WEC Energy Group, Inc.	1,245	63,881

		868,927

MULTILINE RETAIL — 0.6%
Dillard’s, Inc. (Class A) (a)	100	6,571
Dollar General Corp.	1,217	87,466
Dollar Tree, Inc. (b)	940	72,587
JC Penney Co., Inc. (a) (b)	1,182	7,872
Kohl’s Corp. (a)	749	35,675
Macy’s, Inc. (a)	1,197	41,871
Nordstrom, Inc. (a)	556	27,694
Sears Holdings Corp. (a) (b)	142	2,920
Target Corp.	2,497	181,307

		463,963

OIL, GAS & CONSUMABLE FUELS — 5.1%
Anadarko Petroleum Corp.	1,991	96,723
Antero Resources Corp. (a) (b)	194	4,229
Apache Corp.	1,510	67,150
Cabot Oil & Gas Corp.	1,631	28,852
California Resources Corp. (a)	1,244	2,898
Cheniere Energy, Inc. (a) (b)	934	34,791
Chesapeake Energy Corp. (a)	2,202	9,909
Chevron Corp.	7,405	666,154
Cimarex Energy Co.	396	35,394
Cobalt International Energy, Inc. (b)	1,204	6,502
Columbia Pipeline Group, Inc.	1,248	24,960
Concho Resources, Inc. (b)	528	49,030
ConocoPhillips (a)	4,834	225,699
CONSOL Energy, Inc. (a)	861	6,802
Continental Resources, Inc. (a) (b)	332	7,629
CVR Energy, Inc. (a)	40	1,574
Denbury Resources, Inc. (a)	1,436	2,901
Devon Energy Corp.	1,576	50,432
Diamondback Energy, Inc. (a) (b)	251	16,792
Energen Corp. (a)	280	11,477
EOG Resources, Inc.	2,158	152,765
EP Energy Corp. (Class A) (a) (b)	136	596
EQT Corp.	599	31,226
Exxon Mobil Corp.	16,558	1,290,696
Golar LNG, Ltd.	352	5,558
Gulfport Energy Corp. (b)	529	12,997
Hess Corp.	1,033	50,080
HollyFrontier Corp.	771	30,755
Kinder Morgan, Inc.	7,027	104,843
Kosmos Energy, Ltd. (a) (b)	425	2,210
Laredo Petroleum, Inc. (a) (b)	456	3,643
Marathon Oil Corp.	2,733	34,408
Marathon Petroleum Corp.	2,139	110,886
Memorial Resource Development Corp. (a) (b)	488	7,881
Murphy Oil Corp.	735	16,501
Newfield Exploration Co. (b)	639	20,806

Noble Energy, Inc.	1,748	57,562
Occidental Petroleum Corp.	3,024	204,453
ONEOK, Inc. (a)	815	20,098
PBF Energy, Inc. (Class A)	373	13,730
Phillips 66	2,132	174,398
Pioneer Natural Resources Co.	578	72,470
QEP Resources, Inc. (a)	711	9,527
Range Resources Corp. (a)	639	15,726
Rice Energy, Inc. (a) (b)	270	2,943
SM Energy Co. (a)	271	5,328
Southwestern Energy Co. (a) (b)	1,511	10,743
Spectra Energy Corp. (a)	2,605	62,364
Targa Resources Corp.	195	5,277
Teekay Corp. (a)	165	1,629
Tesoro Corp.	509	53,633
Valero Energy Corp.	1,905	134,703
Whiting Petroleum Corp. (a) (b)	773	7,297
Williams Cos., Inc.	2,967	76,252
World Fuel Services Corp. (a)	289	11,115
WPX Energy, Inc. (a) (b)	796	4,569

		4,169,566

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	265	9,792

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,694	6,861
Coty, Inc. (Class A) (a)	314	8,048
Edgewell Personal Care Co.	238	18,652
Estee Lauder Cos., Inc. (Class A)	828	72,913
Herbalife, Ltd. (a) (b)	321	17,212
Nu Skin Enterprises, Inc. (Class A) (a)	226	8,563

		132,249

PHARMACEUTICALS — 5.1%
Akorn, Inc. (a) (b)	306	11,417
Allergan PLC (b)	1,563	488,438
Bristol-Myers Squibb Co.	6,632	456,215
Eli Lilly & Co.	3,851	324,485
Endo International PLC (b)	913	55,894
Jazz Pharmaceuticals PLC (a) (b)	238	33,453
Johnson & Johnson	10,947	1,124,476
Mallinckrodt PLC (b)	446	33,285
Merck & Co., Inc.	11,215	592,376
Mylan NV (a) (b)	1,656	89,540
Perrigo Co. PLC	588	85,084
Pfizer, Inc.	24,430	788,600
Zoetis, Inc.	1,956	93,732

		4,176,995

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	161	16,733
Equifax, Inc.	468	52,121
IHS, Inc. (Class A) (b)	264	31,265
ManpowerGroup, Inc.	317	26,720
Nielsen Holdings PLC	1,451	67,617
Robert Half International, Inc.	572	26,964
Towers Watson & Co. (Class A)	297	38,153
TransUnion (b)	208	5,734
Verisk Analytics, Inc. (b)	657	50,510

		315,817

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. (a)	276	$24,939
American Campus Communities, Inc. (a)	401	16,577
American Capital Agency Corp.	1,289	22,351
American Homes 4 Rent (Class A)	549	9,146
American Tower Corp.	1,656	160,549
Annaly Capital Management, Inc.	3,701	34,715
Apartment Investment & Management Co. (Class A)	644	25,779
Apple Hospitality REIT, Inc. (a)	734	14,658
AvalonBay Communities, Inc.	512	94,275
BioMed Realty Trust, Inc.	754	17,862
Boston Properties, Inc.	598	76,269
Brandywine Realty Trust	645	8,811
Brixmor Property Group, Inc. (a)	680	17,558
Camden Property Trust	327	25,101
Care Capital Properties, Inc.	316	9,660
CBL & Associates Properties, Inc.	641	7,929
Chimera Investment Corp.	803	10,953
Columbia Property Trust, Inc. (a)	503	11,810
Communications Sales & Leasing, Inc. (b)	463	8,654
Corporate Office Properties Trust	351	7,662
Corrections Corp. of America (a)	453	12,000
Crown Castle International Corp.	1,313	113,509
DDR Corp. (a)	1,209	20,360
Digital Realty Trust, Inc.	510	38,566
Douglas Emmett, Inc.	563	17,554
Duke Realty Corp. (a)	1,511	31,761
Empire State Realty Trust, Inc. (Class A) (a)	438	7,915
Equinix, Inc. (a)	224	67,738
Equity Commonwealth (b)	480	13,310
Equity LifeStyle Properties, Inc.	335	22,335
Equity Residential	1,405	114,634
Essex Property Trust, Inc.	251	60,092
Extra Space Storage, Inc. (a)	454	40,047
Federal Realty Investment Trust	272	39,739
Four Corners Property Trust, Inc. (b)	166	4,011
Gaming and Leisure Properties, Inc. (a)	331	9,202
General Growth Properties, Inc.	2,277	61,957
HCP, Inc.	1,768	67,608
Healthcare Trust of America, Inc. (Class A) (a)	523	14,105
Hospitality Properties Trust (a)	561	14,670
Host Hotels & Resorts, Inc. (a)	2,950	45,253
Iron Mountain, Inc. (a)	939	25,362
Kilroy Realty Corp. (a)	335	21,199
Kimco Realty Corp.	1,593	42,151
Lamar Advertising Co. (Class A)	289	17,334
Liberty Property Trust	566	17,574
Macerich Co.	614	49,544
MFA Financial, Inc.	1,414	9,332
Mid-America Apartment Communities, Inc.	321	29,150
National Retail Properties, Inc.	478	19,144
NorthStar Realty Europe Corp.	255	3,012
NorthStar Realty Finance Corp.	767	13,062
Omega Healthcare Investors, Inc.	828	28,963
Outfront Media, Inc.	591	12,902
Paramount Group, Inc. (a)	824	14,914

Piedmont Office Realty Trust, Inc. (Class A)	630	11,894
Plum Creek Timber Co., Inc.	658	31,400
Post Properties, Inc.	209	12,364
Prologis, Inc.	2,137	91,720
Public Storage	563	139,455
Rayonier, Inc. (a)	484	10,745
Realty Income Corp. (a)	998	51,527
Regency Centers Corp.	354	24,115
Retail Properties of America, Inc. (Class A)	1,014	14,977
Senior Housing Properties Trust	824	12,228
Simon Property Group, Inc.	1,222	237,606
SL Green Realty Corp. (a)	410	46,322
Spirit Realty Capital, Inc.	1,763	17,665
Starwood Property Trust, Inc.	838	17,229
Tanger Factory Outlet Centers, Inc.	369	12,066
Taubman Centers, Inc.	258	19,794
Two Harbors Investment Corp.	1,445	11,705
UDR, Inc. (a)	1,045	39,261
Ventas, Inc.	1,267	71,497
VEREIT, Inc. (a)	3,572	28,290
Vornado Realty Trust	734	73,371
Weingarten Realty Investors	517	17,878
Welltower, Inc.	1,378	93,745
Weyerhaeuser Co.	2,097	62,868
WP Carey, Inc. (a)	392	23,128
WP Glimcher, Inc.	647	6,865

		2,904,982

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. (Class A) (b)	1,095	37,865
Forest City Enterprises, Inc. (Class A) (a) (b)	857	18,794
Howard Hughes Corp. (a) (b)	153	17,313
Jones Lang LaSalle, Inc.	168	26,857
Realogy Holdings Corp. (b)	619	22,699
RMR Group, Inc. (Class A) (b)	2	29

		123,557

ROAD & RAIL — 0.8%
AMERCO	34	13,243
Avis Budget Group, Inc. (a) (b)	421	15,278
CSX Corp.	3,952	102,554
Genesee & Wyoming, Inc. (Class A) (a) (b)	228	12,241
Hertz Global Holdings, Inc. (b)	1,701	24,205
JB Hunt Transport Services, Inc. (a)	353	25,896
Kansas City Southern (a)	430	32,108
Landstar System, Inc. (a)	180	10,557
Norfolk Southern Corp.	1,220	103,200
Old Dominion Freight Line, Inc. (a) (b)	265	15,654
Ryder System, Inc.	204	11,593
Union Pacific Corp.	3,443	269,243

		635,772

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Analog Devices, Inc.	1,216	67,269
Applied Materials, Inc.	4,471	83,474
Atmel Corp.	1,659	14,284

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Avago Technologies, Ltd. (a)	1,008	$146,311
Broadcom Corp. (Class A)	2,180	126,048
Cree, Inc. (a) (b)	436	11,628
Cypress Semiconductor Corp. (a) (b)	1,305	12,802
First Solar, Inc. (b)	261	17,223
Intel Corp.	18,874	650,209
KLA-Tencor Corp.	645	44,731
Lam Research Corp.	633	50,273
Linear Technology Corp.	969	41,153
Marvell Technology Group, Ltd.	1,580	13,936
Maxim Integrated Products, Inc.	1,120	42,560
Microchip Technology, Inc. (a)	864	40,211
Micron Technology, Inc. (b)	4,138	58,594
NVIDIA Corp. (a)	2,213	72,940
ON Semiconductor Corp. (b)	1,655	16,219
Qorvo, Inc. (b)	590	30,031
Skyworks Solutions, Inc. (a)	743	57,085
SunEdison, Inc. (a) (b)	1,037	5,278
SunPower Corp. (a) (b)	186	5,582
Teradyne, Inc.	774	15,999
Texas Instruments, Inc.	4,093	224,337
Xilinx, Inc.	1,024	48,097

		1,896,274

SOFTWARE — 4.4%
Activision Blizzard, Inc. (a)	2,006	77,652
Adobe Systems, Inc. (b)	1,948	182,995
ANSYS, Inc. (a) (b)	369	34,133
Autodesk, Inc. (a) (b)	877	53,436
CA, Inc.	1,264	36,100
Cadence Design Systems, Inc. (b)	1,071	22,288
CDK Global, Inc.	630	29,906
Citrix Systems, Inc. (b)	612	46,298
Electronic Arts, Inc. (b)	1,300	89,336
FireEye, Inc. (b)	606	12,568
Fortinet, Inc. (b)	530	16,520
Intuit, Inc.	1,085	104,703
King Digital Entertainment PLC	317	5,668
Microsoft Corp.	32,030	1,777,024
NetSuite, Inc. (a) (b)	147	12,439
Nuance Communications, Inc. (b)	1,014	20,168
Oracle Corp.	12,470	455,529
PTC, Inc. (b)	490	16,969
Red Hat, Inc. (b)	739	61,197
salesforce.com, Inc. (b)	2,582	202,429
ServiceNow, Inc. (b)	570	49,339
SolarWinds, Inc. (b)	261	15,373
Solera Holdings, Inc.	281	15,407
Splunk, Inc. (a) (b)	495	29,111
SS&C Technologies Holdings, Inc.	286	19,525
Symantec Corp.	2,702	56,742
Synopsys, Inc. (b)	582	26,545
Tableau Software, Inc. (Class A) (a) (b)	179	16,865
Ultimate Software Group, Inc. (b)	114	22,288
VMware, Inc. (Class A) (a) (b)	330	18,668
Workday, Inc. (Class A) (b)	372	29,641
Zynga, Inc. (Class A) (b)	2,507	6,719

		3,563,581

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	275	6,157
Advance Auto Parts, Inc. (a)	293	44,099
AutoNation, Inc. (b)	275	16,407
AutoZone, Inc. (a) (b)	125	92,739
Bed Bath & Beyond, Inc. (a) (b)	710	34,257
Best Buy Co., Inc. (a)	1,219	37,119
Cabela’s, Inc. (a) (b)	193	9,019
CarMax, Inc. (a) (b)	884	47,709
CST Brands, Inc. (a)	264	10,333
Dick’s Sporting Goods, Inc. (a)	343	12,125
DSW, Inc. (Class A) (a)	279	6,657
Foot Locker, Inc. (a)	576	37,492
GameStop Corp. (Class A) (a)	446	12,506
Gap, Inc. (a)	1,043	25,762
GNC Holdings, Inc. (Class A)	369	11,446
Home Depot, Inc.	5,122	677,384
L Brands, Inc.	953	91,316
Lowe’s Cos., Inc.	3,749	285,074
Michaels Cos., Inc. (a) (b)	154	3,405
Murphy USA, Inc. (b)	186	11,298
O’Reilly Automotive, Inc. (b)	400	101,368
Office Depot, Inc. (b)	2,155	12,154
Penske Automotive Group, Inc.	168	7,113
Ross Stores, Inc.	1,653	88,948
Sally Beauty Holdings, Inc. (b)	649	18,101
Signet Jewelers, Ltd.	314	38,839
Staples, Inc.	2,560	24,243
Tiffany & Co. (a)	439	33,491
TJX Cos., Inc.	2,672	189,472
Tractor Supply Co.	542	46,341
Ulta Salon Cosmetics & Fragrance, Inc. (b)	256	47,360
Urban Outfitters, Inc. (a) (b)	415	9,441
Williams-Sonoma, Inc. (a)	387	22,605

		2,111,780

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
3D Systems Corp. (a) (b)	421	3,658
Apple, Inc.	22,852	2,405,402
EMC Corp.	7,635	196,067
Hewlett Packard Enterprise Co.	7,155	108,756
HP, Inc.	7,155	84,715
Lexmark International, Inc. (Class A) (a)	236	7,658
NCR Corp. (b)	645	15,777
NetApp, Inc.	1,231	32,658
SanDisk Corp.	831	63,148
Western Digital Corp. (a)	874	52,484

		2,970,323

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	218	19,409
Coach, Inc.	1,091	35,708
Fossil Group, Inc. (a) (b)	168	6,142
Hanesbrands, Inc.	1,560	45,911
Kate Spade & Co. (a) (b)	505	8,974
lululemon athletica, Inc. (b)	442	23,192
Michael Kors Holdings, Ltd. (b)	807	32,328
NIKE, Inc. (Class B)	5,430	339,375
PVH Corp.	320	23,568
Ralph Lauren Corp.	234	26,086

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Skechers U.S.A., Inc. (Class A) (a) (b)	479	$14,471
Under Armour, Inc. (Class A) (a) (b)	688	55,460
VF Corp.	1,358	84,535

		715,159

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	1,692	27,613
TFS Financial Corp. (a)	296	5,574

		33,187

TOBACCO — 1.4%
Altria Group, Inc.	7,794	453,689
Philip Morris International, Inc.	6,100	536,251
Reynolds American, Inc.	3,307	152,618

		1,142,558

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	426	14,263
Fastenal Co. (a)	1,154	47,106
GATX Corp. (a)	185	7,872
HD Supply Holdings, Inc. (b)	673	20,210
MSC Industrial Direct Co., Inc. (Class A) (a)	181	10,185
NOW, Inc. (a) (b)	420	6,644
United Rentals, Inc. (a) (b)	391	28,363
Watsco, Inc. (a)	102	11,947
WESCO International, Inc. (a) (b)	170	7,426
WW Grainger, Inc. (a)	274	55,510

		209,526

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	272	19,747

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	688	41,108
Aqua America, Inc. (a)	686	20,443

		61,551

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (b)	525	55,162
Sprint Corp. (a) (b)	2,932	10,614
T-Mobile US, Inc. (b)	1,023	40,020
Telephone & Data Systems, Inc.	364	9,424
United States Cellular Corp. (a) (b)	51	2,081

		117,301

TOTAL COMMON STOCKS (Cost $68,670,670)		80,937,665

SHORT-TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	106,634	106,634

State Street Navigator Securities Lending Prime Portfolio (e) (g)	4,637,374	4,637,374

		4,744,008

TOTAL SHORT-TERM INVESTMENTS (Cost $4,744,008)		4,744,008

TOTAL INVESTMENTS — 105.5% (h) (Cost $73,414,678)		85,681,673
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(4,467,569)

NET ASSETS — 100.0%		$81,214,104

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Investment of cash collateral for securities loaned
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	1,753	$46,086
Aerojet Rocketdyne Holdings, Inc. (a) (b)	3,200	50,112
Aerovironment, Inc. (a) (b)	1,090	32,122
American Science & Engineering, Inc. (b)	499	20,649
Astronics Corp. (a)	1,195	48,648
Cubic Corp. (b)	1,174	55,471
Curtiss-Wright Corp.	2,652	181,662
DigitalGlobe, Inc. (a)	4,089	64,034
Ducommun, Inc. (a)	616	9,992
Engility Holdings, Inc.	1,008	32,740
Esterline Technologies Corp. (a) (b)	1,680	136,080
HEICO Corp.	1,001	54,414
HEICO Corp. Class A (b)	2,237	110,060
KEYW Holding Corp. (a)	1,884	11,342
KLX, Inc. (a)	2,944	90,646
Kratos Defense & Security Solutions, Inc. (a) (b)	2,583	10,590
Moog, Inc. Class A (a)	1,951	118,231
National Presto Industries, Inc. (b)	280	23,201
Sparton Corp. (a) (b)	587	11,734
TASER International, Inc. (a) (b)	3,086	53,357
Teledyne Technologies, Inc. (a)	1,928	171,014
Vectrus, Inc. (a)	560	11,698

		1,343,883

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	3,089	31,137
Atlas Air Worldwide Holdings, Inc. (a) (b)	1,421	58,744
Echo Global Logistics, Inc. (a) (b)	1,437	29,301
Forward Air Corp.	1,632	70,192
Hub Group, Inc. Class A (a)	2,066	68,075
Park-Ohio Holdings Corp. (b)	504	18,537
Radiant Logistics, Inc. (a) (b)	1,400	4,802
UTi Worldwide, Inc. (a) (b)	5,408	38,018
XPO Logistics, Inc. (a)	3,974	108,292

		427,098

AIRLINES — 0.3%
Allegiant Travel Co.	729	122,348
Hawaiian Holdings, Inc. (a) (b)	2,527	89,279
Republic Airways Holdings, Inc. (a) (b)	2,914	11,452
SkyWest, Inc.	2,713	51,601
Virgin America, Inc. (a)	1,284	46,237

		320,917

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	4,004	75,836
Cooper Tire & Rubber Co.	3,276	123,997
Cooper-Standard Holding, Inc. (a)	759	58,891
Dana Holding Corp. (b)	8,472	116,914
Dorman Products, Inc. (a)	1,454	69,021
Drew Industries, Inc.	1,342	81,714
Federal-Mogul Holdings Corp. (a) (b)	1,605	10,994
Fox Factory Holding Corp. (a)	798	13,191
Gentherm, Inc. (a)	1,968	93,283
Horizon Global Corp. (a)	981	10,173
Metaldyne Performance Group, Inc.	648	11,884

Modine Manufacturing Co. (a)	2,802	25,358
Motorcar Parts of America, Inc. (a)	1,006	34,013
Standard Motor Products, Inc.	1,205	45,850
Stoneridge, Inc. (a)	1,716	25,397
Strattec Security Corp. (b)	196	11,072
Superior Industries International, Inc.	1,373	25,291
Tenneco, Inc. (a)	3,116	143,055
Tower International, Inc.	1,149	32,827

		1,008,761

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (b)	1,706	33,949

BANKS — 9.3%
1st Source Corp.	1,031	31,827
Access National Corp. (b)	560	11,458
American National Bankshares, Inc.	480	12,293
Ameris Bancorp (b)	1,726	58,667
Ames National Corp.	611	14,841
Arrow Financial Corp. (b)	638	17,334
Banc of California, Inc. (b)	2,233	32,647
BancFirst Corp.	443	25,969
Banco Latinoamericano de Comercio Exterior SA	1,761	45,663
Bancorp, Inc. (a) (b)	1,958	12,472
BancorpSouth, Inc.	5,314	127,483
Bank of Marin Bancorp (b)	283	15,112
Bank of the Ozarks, Inc.	4,374	216,338
Banner Corp.	1,159	53,152
Bar Harbor Bankshares (b)	280	9,638
BBCN Bancorp, Inc.	4,570	78,695
Berkshire Hills Bancorp, Inc.	1,510	43,956
Blue Hills Bancorp, Inc.	1,560	23,884
BNC Bancorp	1,595	40,481
Boston Private Financial Holdings, Inc. (b)	4,745	53,808
Bridge Bancorp, Inc.	807	24,557
Bryn Mawr Bank Corp.	1,085	31,161
C1 Financial, Inc. (a)	498	12,057
Camden National Corp.	471	20,766
Capital Bank Financial Corp. Class A (b)	1,289	41,222
Capital City Bank Group, Inc. (b)	784	12,034
Cardinal Financial Corp.	1,731	39,380
Cascade Bancorp (a)	1,771	10,750
Cathay General Bancorp	4,480	140,358
CenterState Banks, Inc.	2,709	42,396
Central Pacific Financial Corp. (b)	1,233	27,151
Century Bancorp, Inc. Class A	196	8,518
Chemical Financial Corp.	1,873	64,188
Citizens & Northern Corp.	751	15,771
City Holding Co.	927	42,308
CNB Financial Corp. (b)	811	14,622
CoBiz Financial, Inc. (b)	2,094	28,102
Columbia Banking System, Inc.	3,223	104,780
Community Bank System, Inc. (b)	2,330	93,060
Community Trust Bancorp, Inc.	893	31,219
CommunityOne Bancorp (a) (b)	611	8,230
ConnectOne Bancorp, Inc.	1,399	26,147
CU Bancorp (a) (b)	978	24,802
Customers Bancorp, Inc. (a)	1,536	41,810
CVB Financial Corp. (b)	5,960	100,843

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Eagle Bancorp, Inc. (a) (b)	1,726	$87,111
Enterprise Bancorp, Inc. (b)	420	9,597
Enterprise Financial Services Corp.	1,011	28,662
Farmers Capital Bank Corp. (a) (b)	420	11,386
FCB Financial Holdings, Inc. Class A (a)	1,450	51,896
Fidelity Southern Corp.	863	19,254
Financial Institutions, Inc. (b)	835	23,380
First Bancorp (a) (b)	5,844	18,993
First Bancorp (b)	1,150	21,551
First Bancorp, Inc. (b)	583	11,934
First Busey Corp.	1,440	29,707
First Business Financial Services, Inc.	446	11,154
First Citizens BancShares, Inc. Class A	442	114,111
First Commonwealth Financial Corp.	4,939	44,797
First Community Bancshares, Inc. (b)	1,146	21,350
First Connecticut Bancorp, Inc.	1,039	18,089
First Financial Bancorp	3,477	62,829
First Financial Bankshares, Inc. (b)	3,547	107,013
First Financial Corp.	675	22,930
First Interstate BancSystem, Inc. Class A	1,034	30,058
First Merchants Corp.	2,163	54,984
First Midwest Bancorp, Inc.	4,235	78,051
First NBC Bank Holding Co. (a)	840	31,408
First of Long Island Corp.	724	21,720
FirstMerit Corp.	9,186	171,319
Flushing Financial Corp. (b)	1,874	40,553
FNB Corp. (b)	9,739	129,918
Franklin Financial Network, Inc. (a)	280	8,786
Fulton Financial Corp. (b)	9,811	127,641
German American Bancorp, Inc. (b)	754	25,123
Glacier Bancorp, Inc.	4,177	110,816
Great Southern Bancorp, Inc. (b)	619	28,016
Great Western Bancorp, Inc.	2,163	62,770
Green Bancorp, Inc. (a) (b)	700	7,336
Guaranty Bancorp	871	14,406
Hampton Roads Bankshares, Inc. (a)	2,014	3,706
Hancock Holding Co. (b)	4,341	109,263
Hanmi Financial Corp.	1,855	44,001
Heartland Financial USA, Inc.	863	27,064
Heritage Commerce Corp.	1,258	15,046
Heritage Financial Corp.	1,716	32,329
Heritage Oaks Bancorp (b)	1,074	8,603
Hilltop Holdings, Inc. (a) (b)	4,261	81,896
Home BancShares, Inc. (b)	3,227	130,758
HomeTrust Bancshares, Inc. (a)	1,258	25,475
Horizon Bancorp (b)	499	13,952
IBERIABANK Corp. (b)	2,098	115,537
Independent Bank Corp.	1,395	64,895
Independent Bank Corp.	1,284	19,555
Independent Bank Group, Inc.	505	16,160
International Bancshares Corp.	3,071	78,925
Investors Bancorp, Inc.	19,189	238,711
Lakeland Bancorp, Inc.	2,235	26,351
Lakeland Financial Corp. (b)	982	45,781
LegacyTexas Financial Group, Inc.	2,722	68,104
MainSource Financial Group, Inc.	1,230	28,142
MB Financial, Inc. (b)	4,159	134,627
Mercantile Bank Corp. (b)	949	23,288
Merchants Bancshares, Inc.	364	11,462
Metro Bancorp, Inc.	618	19,393

MidWestOne Financial Group, Inc.	392	11,921
National Bank Holdings Corp. Class A	1,592	34,021
National Bankshares, Inc.	423	15,033
National Commerce Corp. (a) (b)	420	10,521
National Penn Bancshares, Inc.	7,825	96,482
NBT Bancorp, Inc.	2,468	68,808
NewBridge Bancorp	2,093	25,493
OFG Bancorp	2,750	20,130
Old National Bancorp	6,477	87,828
Old Second Bancorp, Inc. (a)	1,540	12,074
Opus Bank	583	21,554
Pacific Continental Corp.	1,091	16,234
Pacific Premier Bancorp, Inc. (a)	963	20,464
Park National Corp.	759	68,674
Park Sterling Corp.	2,669	19,537
Peapack Gladstone Financial Corp. (b)	919	18,950
Penns Woods Bancorp, Inc. (b)	280	11,889
Peoples Bancorp, Inc. (b)	1,074	20,234
Peoples Financial Services Corp.	423	16,108
Pinnacle Financial Partners, Inc.	1,967	101,025
Preferred Bank	702	23,180
PrivateBancorp, Inc.	4,425	181,514
Prosperity Bancshares, Inc. (b)	3,842	183,878
QCR Holdings, Inc.	560	13,602
Renasant Corp. (b)	2,180	75,014
Republic Bancorp, Inc. Class A	560	14,790
S&T Bancorp, Inc.	1,763	54,336
Sandy Spring Bancorp, Inc.	1,465	39,496
Seacoast Banking Corp. of Florida (a)	1,258	18,845
ServisFirst Bancshares, Inc. (b)	1,223	58,129
Sierra Bancorp	731	12,902
Simmons First National Corp. Class A (b)	1,580	81,149
South State Corp.	1,371	98,643
Southside Bancshares, Inc.	1,372	32,955
Southwest Bancorp, Inc.	1,150	20,102
State Bank Financial Corp. (b)	1,902	39,999
Sterling Bancorp	6,551	106,257
Stock Yards Bancorp, Inc. (b)	807	30,497
Stonegate Bank	560	18,402
Suffolk Bancorp	695	19,703
Sun Bancorp, Inc. (a) (b)	474	9,783
Talmer Bancorp, Inc. Class A (b)	2,747	49,748
Texas Capital Bancshares, Inc. (a)	2,581	127,553
Tompkins Financial Corp.	839	47,118
Towne Bank	2,412	50,338
TriCo Bancshares (b)	1,226	33,641
TriState Capital Holdings, Inc. (a) (b)	1,233	17,250
Triumph Bancorp, Inc. (a)	991	16,352
Trustmark Corp.	3,698	85,202
UMB Financial Corp.	2,163	100,688
Umpqua Holdings Corp. (b)	12,164	193,408
Union Bankshares Corp. (b)	2,318	58,506
United Bankshares, Inc. (b)	3,814	141,080
United Community Banks, Inc.	2,844	55,430
Univest Corp. of Pennsylvania	1,008	21,027
Valley National Bancorp (b)	12,913	127,193
Washington Trust Bancorp, Inc.	839	33,157
Webster Financial Corp.	5,072	188,628
WesBanco, Inc.	2,236	67,125
West Bancorp, Inc.	816	16,116

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Westamerica Bancorporation (b)	1,342	$62,739
Western Alliance Bancorp (a)	4,725	169,439
Wilshire Bancorp, Inc. (b)	3,697	42,700
Wintrust Financial Corp. (b)	2,692	130,616
Yadkin Financial Corp. (b)	1,437	36,169

		8,675,002

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	517	104,387
Coca-Cola Bottling Co. Consolidated (b)	251	45,810
Craft Brew Alliance, Inc. (a) (b)	616	5,156
MGP Ingredients, Inc. (b)	560	14,532
National Beverage Corp. (a)	675	30,672

		200,557

BIOTECHNOLOGY — 6.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	4,342	154,792
Acceleron Pharma, Inc. (a)	1,205	58,756
Achillion Pharmaceuticals, Inc. (a) (b)	6,616	71,387
Acorda Therapeutics, Inc. (a)	2,385	102,030
Adamas Pharmaceuticals, Inc. (a)	400	11,328
Aduro Biotech, Inc. (a) (b)	420	11,819
Advaxis, Inc. (a) (b)	1,540	15,492
Aegerion Pharmaceuticals, Inc. (a) (b)	1,717	17,342
Affimed NV (a) (b)	840	5,981
Agenus, Inc. (a) (b)	3,501	15,895
Aimmune Therapeutics, Inc. (a)	579	10,683
Akebia Therapeutics, Inc. (a)	1,564	20,207
Alder Biopharmaceuticals, Inc. (a)	1,289	42,576
AMAG Pharmaceuticals, Inc. (a)	1,930	58,267
Amicus Therapeutics, Inc. (a)	6,316	61,265
Anacor Pharmaceuticals, Inc. (a)	2,293	259,040
Anthera Pharmaceuticals, Inc. (a)	1,827	8,477
Applied Genetic Technologies Corp. (a)	276	5,630
Ardelyx, Inc. (a)	943	17,087
Arena Pharmaceuticals, Inc. (a)	12,979	24,660
ARIAD Pharmaceuticals, Inc. (a) (b)	9,258	57,862
Array BioPharma, Inc. (a) (b)	8,274	34,916
Arrowhead Research Corp. (a) (b)	2,916	17,933
Atara Biotherapeutics, Inc. (a)	871	23,003
Avalanche Biotechnologies, Inc. (a) (b)	1,030	9,806
Axovant Sciences, Ltd. (a) (b)	701	12,639
Bellicum Pharmaceuticals, Inc. (a) (b)	479	9,709
BioCryst Pharmaceuticals, Inc. (a)	3,946	40,723
BioSpecifics Technologies Corp. (a)	172	7,391
BioTime, Inc. (a) (b)	3,277	13,436
Blueprint Medicines Corp. (a)	420	11,063
Calithera Biosciences, Inc. (a) (b)	450	3,447
Cara Therapeutics, Inc. (a) (b)	891	15,022
Catalyst Pharmaceuticals, Inc. (a)	3,784	9,271
Celldex Therapeutics, Inc. (a) (b)	5,431	85,158
Cellular Biomedicine Group, Inc. (a)	560	12,034
Cepheid (a)	3,975	145,207
Chelsea Therapeutics International, Ltd. (a) (d)	1,465	—
ChemoCentryx, Inc. (a)	1,399	11,332
Chiasma, Inc. (a)	530	10,372
Chimerix, Inc. (a) (b)	2,453	21,954
Clovis Oncology, Inc. (a) (b)	1,495	52,325
Coherus Biosciences, Inc. (a) (b)	1,178	27,047
Concert Pharmaceuticals, Inc. (a)	840	15,935
CorMedix, Inc. (a) (b)	2,107	4,277

CTI BioPharma Corp. (a)	9,240	11,365
Curis, Inc. (a)	5,604	16,308
Cytokinetics, Inc. (a) (b)	1,949	20,386
CytRx Corp. (a) (b)	3,137	8,313
Dicerna Pharmaceuticals, Inc. (a) (b)	780	9,259
Dyax Corp. (a)	7,983	300,320
Dynavax Technologies Corp. (a)	2,080	50,253
Eagle Pharmaceuticals, Inc. (a) (b)	420	37,241
Emergent BioSolutions, Inc. (a) (b)	1,605	64,216
Enanta Pharmaceuticals, Inc. (a) (b)	865	28,562
Epizyme, Inc. (a)	1,424	22,812
Esperion Therapeutics, Inc. (a)	755	16,806
Exact Sciences Corp. (a) (b)	5,208	48,070
Exelixis, Inc. (a) (b)	12,053	67,979
Fibrocell Science, Inc. (a) (b)	1,680	7,644
FibroGen, Inc. (a)	2,485	75,718
Five Prime Therapeutics, Inc. (a)	1,307	54,240
Flexion Therapeutics, Inc. (a)	698	13,450
Foundation Medicine, Inc. (a)	788	16,595
Galena Biopharma, Inc. (a) (b)	10,636	15,635
Genocea Biosciences, Inc. (a) (b)	926	4,880
Genomic Health, Inc. (a)	1,003	35,306
Geron Corp. (a) (b)	9,115	44,117
Global Blood Therapeutics, Inc. (a) (b)	359	11,606
Halozyme Therapeutics, Inc. (a)	5,711	98,972
Heron Therapeutics, Inc. (a) (b)	1,548	41,332
Idera Pharmaceuticals, Inc. (a) (b)	5,203	16,077
Ignyta, Inc. (a)	980	13,132
Immune Design Corp. (a) (b)	398	7,992
ImmunoGen, Inc. (a)	4,760	64,593
Immunomedics, Inc. (a) (b)	4,116	12,636
Infinity Pharmaceuticals, Inc. (a) (b)	2,859	22,443
Inovio Pharmaceuticals, Inc. (a) (b)	3,380	22,714
Insmed, Inc. (a) (b)	3,501	63,543
Insys Therapeutics, Inc. (a) (b)	1,271	36,389
Ironwood Pharmaceuticals, Inc. (a) (b)	6,791	78,708
Karyopharm Therapeutics, Inc. (a)	1,399	18,537
Keryx Biopharmaceuticals, Inc. (a) (b)	5,701	28,790
Kite Pharma, Inc. (a) (b)	1,521	93,724
La Jolla Pharmaceutical Co. (a)	560	15,120
Lexicon Pharmaceuticals, Inc. (a) (b)	1,938	25,795
Ligand Pharmaceuticals, Inc. (a)	951	103,107
Lion Biotechnologies, Inc. (a) (b)	2,237	17,270
Loxo Oncology, Inc. (a) (b)	560	15,932
MacroGenics, Inc. (a) (b)	1,677	51,937
MannKind Corp. (a) (b)	12,807	18,570
Medgenics, Inc. (a)	980	5,900
Merrimack Pharmaceuticals, Inc. (a) (b)	5,863	46,318
MiMedx Group, Inc. (a) (b)	5,536	51,872
Mirati Therapeutics, Inc. (a) (b)	722	22,815
Momenta Pharmaceuticals, Inc. (a) (b)	3,362	49,892
Myriad Genetics, Inc. (a) (b)	3,924	169,360
Navidea Biopharmaceuticals, Inc. (a) (b)	6,261	8,327
Neurocrine Biosciences, Inc. (a)	4,675	264,465
NewLink Genetics Corp. (a) (b)	1,115	40,575
Northwest Biotherapeutics, Inc. (a) (b)	1,994	6,381
Novavax, Inc. (a) (b)	14,821	124,348
Ocata Therapeutics, Inc. (a)	1,827	15,383
OncoMed Pharmaceuticals, Inc. (a)	701	15,801
Oncothyreon, Inc. (a) (b)	3,974	8,822

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Ophthotech Corp. (a) (b)	1,202	$94,393
Orexigen Therapeutics, Inc. (a) (b)	6,690	11,507
Organovo Holdings, Inc. (a)	3,504	8,725
Osiris Therapeutics, Inc.	927	9,622
Otonomy, Inc. (a)	890	24,697
OvaScience, Inc. (a) (b)	1,314	12,838
PDL BioPharma, Inc.	9,502	33,637
Peregrine Pharmaceuticals, Inc. (a) (b)	7,734	9,049
Pfenex, Inc. (a)	840	10,399
Portola Pharmaceuticals, Inc. (a)	2,680	137,886
Progenics Pharmaceuticals, Inc. (a) (b)	4,160	25,501
Proteon Therapeutics, Inc. (a)	420	6,514
Prothena Corp. PLC (a)	1,652	112,518
PTC Therapeutics, Inc. (a) (b)	1,940	62,856
Radius Health, Inc. (a) (b)	1,874	115,326
Raptor Pharmaceutical Corp. (a)	4,538	23,598
Regulus Therapeutics, Inc. (a) (b)	1,802	15,713
Repligen Corp. (a) (b)	1,856	52,506
Retrophin, Inc. (a)	1,982	38,233
Rigel Pharmaceuticals, Inc. (a) (b)	5,199	15,753
Sage Therapeutics, Inc. (a) (b)	730	42,559
Sangamo BioSciences, Inc. (a) (b)	3,946	36,027
Sarepta Therapeutics, Inc. (a)	2,293	88,464
Seres Therapeutics, Inc. (a) (b)	441	15,475
Sorrento Therapeutics, Inc. (a) (b)	1,400	12,194
Spark Therapeutics, Inc. (a) (b)	461	20,888
Spectrum Pharmaceuticals, Inc. (a) (b)	3,675	22,160
Stemline Therapeutics, Inc. (a) (b)	972	6,133
Synergy Pharmaceuticals, Inc. (a) (b)	5,702	32,330
Synta Pharmaceuticals Corp. (a)	4,409	1,552
T2 Biosystems, Inc. (a)	341	3,731
TESARO, Inc. (a) (b)	1,368	71,574
TG Therapeutics, Inc. (a) (b)	1,677	20,007
Threshold Pharmaceuticals, Inc. (a)	2,666	1,279
Tokai Pharmaceuticals, Inc. (a) (b)	498	4,343
Trevena, Inc. (a)	1,260	13,230
Trovagene, Inc. (a) (b)	1,260	6,804
Ultragenyx Pharmaceutical, Inc. (a)	2,161	242,421
Vanda Pharmaceuticals, Inc. (a) (b)	1,983	18,462
Verastem, Inc. (a)	1,773	3,298
Versartis, Inc. (a)	1,091	13,517
Vitae Pharmaceuticals, Inc. (a)	498	9,014
Vital Therapies, Inc. (a)	841	9,688
Xencor, Inc. (a)	1,424	20,819
XOMA Corp. (a) (b)	4,982	6,626
Zafgen, Inc. (a)	825	5,189
ZIOPHARM Oncology, Inc. (a) (b)	6,328	52,586

		5,904,870

BUILDING PRODUCTS — 0.9%
AAON, Inc. (b)	2,094	48,623
Advanced Drainage Systems, Inc.	1,775	42,653
American Woodmark Corp. (a)	680	54,386
Apogee Enterprises, Inc.	1,540	67,006
Builders FirstSource, Inc. (a) (b)	2,638	29,229
Continental Building Products, Inc. (a)	1,548	27,028
Gibraltar Industries, Inc. (a)	1,809	46,021
Griffon Corp. (b)	1,735	30,883
Insteel Industries, Inc.	1,074	22,468
Masonite International Corp. (a)	1,732	106,050

NCI Building Systems, Inc. (a)	1,699	21,085
Nortek, Inc. (a)	534	23,293
Patrick Industries, Inc. (a)	783	34,061
PGT, Inc. (a)	3,000	34,170
Ply Gem Holdings, Inc. (a) (b)	1,282	16,076
Quanex Building Products Corp.	1,980	41,283
Simpson Manufacturing Co., Inc.	2,387	81,516
Trex Co., Inc. (a) (b)	1,673	63,641
Universal Forest Products, Inc.	1,187	81,155

		870,627

CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. Class A (b)	1,145	15,148
Ashford, Inc. (a) (b)	50	2,663
Associated Capital Group, Inc. Class A (a)	362	11,041
BGC Partners, Inc. Class A	9,782	95,961
Calamos Asset Management, Inc. Class A	1,271	12,303
Cohen & Steers, Inc. (b)	1,122	34,199
Cowen Group, Inc. Class A (a) (b)	6,981	26,737
Diamond Hill Investment Group, Inc. (b)	168	31,752
Evercore Partners, Inc. Class A	1,846	99,813
Financial Engines, Inc. (b)	2,889	97,273
GAMCO Investors, Inc. Class A	362	11,237
Greenhill & Co., Inc. (b)	1,594	45,604
HFF, Inc. Class A	2,050	63,694
Houlihan Lokey, Inc. (b)	618	16,198
INTL. FCStone, Inc. (a) (b)	835	27,939
Investment Technology Group, Inc.	2,023	34,432
Janus Capital Group, Inc. (b)	8,204	115,594
KCG Holdings, Inc. Class A (a) (b)	1,786	21,986
Ladenburg Thalmann Financial Services, Inc. (a)	6,232	17,200
Moelis & Co. Class A	837	24,424
OM Asset Management PLC	1,365	20,925
Oppenheimer Holdings, Inc. Class A (b)	588	10,219
Piper Jaffray Cos. (a)	807	32,603
Pzena Investment Management, Inc. Class A	675	5,805
RCS Capital Corp. Class A (a) (b)	2,552	777
Safeguard Scientifics, Inc. (a)	1,258	18,254
Stifel Financial Corp. (a)	3,726	157,833
Virtu Financial, Inc. Class A	980	22,187
Virtus Investment Partners, Inc. (b)	394	46,279
Westwood Holdings Group, Inc.	418	21,774
WisdomTree Investments, Inc. (b)	6,297	98,737

		1,240,591

CHEMICALS — 1.7%
A Schulman, Inc.	1,704	52,211
American Vanguard Corp. (b)	1,706	23,901
Axiall Corp.	3,877	59,706
Balchem Corp. (b)	1,763	107,190
Calgon Carbon Corp.	2,858	49,300
Chase Corp. (b)	391	15,925
Chemtura Corp. (a)	3,700	100,899
Core Molding Technologies, Inc. (a)	420	5,389
Ferro Corp. (a)	3,640	40,477
Flotek Industries, Inc. (a) (b)	3,025	34,606
FutureFuel Corp.	1,314	17,739

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Hawkins, Inc. (b)	530	$18,958
HB Fuller Co.	2,805	102,298
Innophos Holdings, Inc.	1,178	34,138
Innospec, Inc.	1,371	74,459
Intrepid Potash, Inc. (a)	3,248	9,582
KMG Chemicals, Inc. (b)	448	10,313
Koppers Holdings, Inc. (a)	1,257	22,940
Kraton Performance Polymers, Inc. (a)	1,911	31,742
Kronos Worldwide, Inc. (b)	1,172	6,610
LSB Industries, Inc. (a)	1,143	8,287
Minerals Technologies, Inc.	1,996	91,537
Olin Corp.	9,032	155,892
OMNOVA Solutions, Inc. (a)	2,806	17,201
PolyOne Corp.	4,928	156,513
Quaker Chemical Corp.	722	55,782
Rayonier Advanced Materials, Inc.	2,107	20,627
Rentech, Inc. (a)	1,344	4,731
Senomyx, Inc. (a) (b)	2,387	8,999
Sensient Technologies Corp.	2,638	165,719
Stepan Co.	1,122	55,752
Trecora Resources (a) (b)	1,202	14,893
Tredegar Corp.	1,482	20,185
Trinseo SA (a) (b)	620	17,484
Tronox, Ltd. Class A	3,447	13,478

		1,625,463

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	3,110	88,542
ACCO Brands Corp. (a) (b)	5,785	41,247
ARC Document Solutions, Inc. (a)	2,153	9,516
Brady Corp. Class A (b)	2,711	62,299
Brink’s Co.	2,722	78,557
Casella Waste Systems, Inc. Class A (a)	2,301	13,760
CECO Environmental Corp. (b)	1,927	14,799
Civeo Corp.	5,264	7,475
Deluxe Corp.	2,804	152,930
Ennis, Inc.	1,566	30,146
Essendant, Inc. (b)	2,166	70,417
G&K Services, Inc. Class A	1,090	68,561
Healthcare Services Group, Inc. (b)	3,993	139,236
Heritage-Crystal Clean, Inc. (a)	533	5,650
Herman Miller, Inc.	3,389	97,264
HNI Corp. (b)	2,525	91,052
InnerWorkings, Inc. (a) (b)	1,540	11,550
Interface, Inc.	3,723	71,258
Kimball International, Inc. Class B (b)	1,884	18,407
Knoll, Inc.	2,774	52,151
Matthews International Corp. Class A (b)	1,845	98,615
McGrath RentCorp	1,482	37,332
Mobile Mini, Inc. (b)	2,564	79,817
MSA Safety, Inc.	1,650	71,726
Multi-Color Corp. (b)	731	43,721
NL Industries, Inc. (a) (b)	392	1,192
Quad/Graphics, Inc.	1,438	13,373
SP Plus Corp. (a)	907	21,677
Steelcase, Inc. Class A	4,633	69,032
Team, Inc. (a) (b)	1,232	39,375
Tetra Tech, Inc.	3,419	88,962
TRC Cos., Inc. (a)	840	7,770
UniFirst Corp. (b)	796	82,943

US Ecology, Inc.	1,262	45,987
Viad Corp.	1,230	34,723
West Corp.	2,862	61,733

		1,922,795

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	2,679	46,132
Aerohive Networks, Inc. (a)	800	4,088
Alliance Fiber Optic Products, Inc. (b)	644	9,763
Applied Optoelectronics, Inc. (a)	836	14,346
Bel Fuse, Inc. Class B	591	10,218
Black Box Corp.	978	9,320
CalAmp Corp. (a)	2,094	41,733
Calix, Inc. (a) (b)	2,357	18,550
Ciena Corp. (a)	6,813	140,961
Clearfield, Inc. (a) (b)	643	8,623
Comtech Telecommunications Corp.	919	18,463
Digi International, Inc. (a)	1,549	17,628
EMCORE Corp. (a) (b)	1,680	10,298
Extreme Networks, Inc. (a) (b)	5,450	22,236
Finisar Corp. (a) (b)	5,819	84,608
Harmonic, Inc. (a) (b)	5,323	21,665
Infinera Corp. (a) (b)	7,204	130,537
InterDigital, Inc. (b)	2,055	100,777
Ixia (a)	3,362	41,790
KVH Industries, Inc. (a)	935	8,808
NETGEAR, Inc. (a)	1,749	73,301
NetScout Systems, Inc. (a)	4,959	152,241
Oclaro, Inc. (a) (b)	5,256	18,291
Plantronics, Inc.	1,915	90,809
Polycom, Inc. (a)	7,482	94,198
Ruckus Wireless, Inc. (a)	4,464	47,809
ShoreTel, Inc. (a)	3,424	30,302
Sonus Networks, Inc. (a) (b)	3,137	22,367
Ubiquiti Networks, Inc. (a)	1,676	53,113
ViaSat, Inc. (a) (b)	2,376	144,960

		1,487,935

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a) (b)	1,996	38,543
Ameresco, Inc. Class A (a) (b)	1,159	7,244
Argan, Inc. (b)	618	20,023
Comfort Systems USA, Inc.	2,209	62,780
Dycom Industries, Inc. (a)	1,858	129,986
EMCOR Group, Inc.	3,444	165,450
Furmanite Corp. (a)	2,245	14,952
Granite Construction, Inc.	2,202	94,488
Great Lakes Dredge & Dock Corp. (a) (b)	3,558	14,090
HC2 Holdings, Inc. (a) (b)	980	5,184
MasTec, Inc. (a) (b)	3,812	66,252
MYR Group, Inc. (a) (b)	1,243	25,618
Northwest Pipe Co. (a)	583	6,524
NV5 Global, Inc. (a)	498	10,946
Orion Marine Group, Inc. (a) (b)	1,596	6,655
Primoris Services Corp.	2,039	44,919
Tutor Perini Corp. (a) (b)	2,218	37,129

		750,783

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	4,093	69,049
Summit Materials, Inc. Class A (a)	1,281	25,675

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

United States Lime & Minerals, Inc. (b)	112	$6,155
US Concrete, Inc. (a)	841	44,287

		145,166

CONSUMER FINANCE — 0.4%
Cash America International, Inc. (b)	1,510	45,224
Encore Capital Group, Inc. (a) (b)	1,509	43,882
Enova International, Inc. (a)	1,390	9,188
EZCORP, Inc. Class A (a) (b)	3,030	15,120
First Cash Financial Services, Inc. (a) (b)	1,624	60,786
Green Dot Corp. Class A (a) (b)	2,357	38,702
JG Wentworth Co. Class A (a) (b)	339	610
Nelnet, Inc. Class A	1,174	39,411
Nicholas Financial, Inc. (a)	377	4,392
PRA Group, Inc. (a) (b)	2,664	92,414
Regional Management Corp. (a) (b)	783	12,113
World Acceptance Corp. (a) (b)	477	17,697

		379,539

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)	175	13,501
Berry Plastics Group, Inc. (a)	6,571	237,739
Greif, Inc. Class A (b)	1,540	47,447
Multi Packaging Solutions International, Ltd. (a)	900	15,615
Myers Industries, Inc. (b)	1,680	22,378

		336,680

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	1,257	102,999
Fenix Parts, Inc. (a)	980	6,654
Pool Corp.	2,385	192,660
VOXX International Corp. (a)	1,087	5,718
Weyco Group, Inc. (b)	395	10,570

		318,601

DIVERSIFIED CONSUMER SERVICES — 1.1%
2U, Inc. (a)	1,271	35,563
American Public Education, Inc. (a)	1,062	19,764
Apollo Education Group, Inc. (a)	4,764	36,540
Ascent Capital Group, Inc. Class A (a)	729	12,189
Bridgepoint Education, Inc. (a)	841	6,400
Bright Horizons Family Solutions, Inc. (a)	2,012	134,402
Capella Education Co. (b)	667	30,829
Career Education Corp. (a)	4,129	14,988
Carriage Services, Inc. (b)	924	22,268
Chegg, Inc. (a)	4,145	27,896
Collectors Universe, Inc.	390	6,045
DeVry Education Group, Inc. (b)	3,504	88,686
Grand Canyon Education, Inc. (a) (b)	2,599	104,272
Houghton Mifflin Harcourt Co. (a)	7,520	163,786
K12, Inc. (a)	1,929	16,975
Liberty Tax, Inc.	306	7,292
LifeLock, Inc. (a)	5,227	75,007
Regis Corp. (a)	2,220	31,413
Sotheby’s (b)	3,418	88,048
Strayer Education, Inc. (a) (b)	647	38,898
Universal Technical Institute, Inc.	1,284	5,983
Weight Watchers International, Inc. (a) (b)	1,563	35,636

		1,002,880

DIVERSIFIED FINANCIAL SERVICES — 0.4%
FNFV Group (a) (b)	4,064	45,639
GAIN Capital Holdings, Inc. (b)	1,315	10,665
MarketAxess Holdings, Inc. (b)	2,095	233,781
Marlin Business Services Corp.	476	7,645
NewStar Financial, Inc. (a) (b)	1,548	13,901
On Deck Capital, Inc. (a)	648	6,674
PICO Holdings, Inc. (a)	1,370	14,138
Resource America, Inc. Class A	704	4,316
Tiptree Financial, Inc. Class A	881	5,409

		342,168

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	5,163	59,116
Atlantic Tele-Network, Inc.	528	41,306
Cincinnati Bell, Inc. (a) (b)	12,410	44,676
Cogent Communications Holdings, Inc. (b)	2,609	90,506
Consolidated Communications Holdings, Inc. (b)	2,985	62,536
FairPoint Communications, Inc. (a)	1,259	20,232
General Communication, Inc. Class A (a)	1,867	36,929
Globalstar, Inc. (a) (b)	24,114	34,724
Hawaiian Telcom Holdco, Inc. (a) (b)	619	15,388
IDT Corp. (Class B) Class B	868	10,121
inContact, Inc. (a) (b)	3,640	34,726
Inteliquent, Inc.	1,929	34,278
Intelsat SA (a) (b)	1,535	6,386
Iridium Communications, Inc. (a) (b)	4,766	40,082
Lumos Networks Corp.	1,143	12,802
ORBCOMM, Inc. (a) (b)	3,096	22,415
pdvWireless, Inc. (a)	700	19,250
Straight Path Communications, Inc. Class B (a) (b)	420	7,199
Vonage Holdings Corp. (a) (b)	10,388	59,627
Windstream Holdings, Inc. (b)	5,044	32,483

		684,782

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	2,607	132,514
Cleco Corp.	3,388	176,887
El Paso Electric Co.	2,233	85,971
Empire District Electric Co.	2,553	71,663
Genie Energy, Ltd. Class B	840	9,366
IDACORP, Inc. (b)	2,834	192,712
MGE Energy, Inc.	1,925	89,320
Otter Tail Corp.	2,153	57,334
PNM Resources, Inc.	4,397	134,416
Portland General Electric Co. (b)	4,949	179,995
Unitil Corp.	835	29,960

		1,160,138

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	420	10,996
AZZ, Inc.	1,429	79,409
Encore Wire Corp.	1,130	41,912
EnerSys	2,513	140,552
Enphase Energy, Inc. (a) (b)	898	3,152
Franklin Electric Co., Inc.	2,485	67,169
FuelCell Energy, Inc. (a) (b)	975	4,836
Generac Holdings, Inc. (a) (b)	3,864	115,031
General Cable Corp. (b)	2,725	36,597

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

LSI Industries, Inc. (b)	1,262	$15,384
Plug Power, Inc. (a) (b)	9,383	19,798
Powell Industries, Inc.	532	13,848
Power Solutions International, Inc. (a) (b)	252	4,599
PowerSecure International, Inc. (a) (b)	1,311	19,731
Preformed Line Products Co. (b)	165	6,946
Sunrun, Inc. (a) (b)	892	10,499
Thermon Group Holdings, Inc. (a)	1,893	32,030
Vicor Corp. (a)	1,092	9,959

		632,448

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a) (b)	838	8,372
Anixter International, Inc. (a)	1,560	94,208
AVX Corp. (b)	2,384	28,942
Badger Meter, Inc. (b)	863	50,563
Belden, Inc.	2,362	112,620
Benchmark Electronics, Inc. (a)	2,906	60,067
Checkpoint Systems, Inc.	2,415	15,142
Coherent, Inc. (a)	1,280	83,341
Control4 Corp. (a)	700	5,089
CTS Corp. (b)	1,967	34,698
Daktronics, Inc. (b)	2,162	18,853
DTS, Inc. (a) (b)	955	21,564
Electro Rent Corp.	1,175	10,810
ePlus, Inc. (a)	340	31,708
Fabrinet (a)	2,094	49,879
FARO Technologies, Inc. (a) (b)	1,011	29,845
FEI Co. (b)	2,245	179,129
GSI Group, Inc. (a)	1,818	24,761
II-VI, Inc. (a) (b)	2,998	55,643
Insight Enterprises, Inc. (a)	2,023	50,818
InvenSense, Inc. (a)	4,002	40,940
Itron, Inc. (a)	2,012	72,794
Kimball Electronics, Inc. (a)	1,410	15,496
Knowles Corp. (a) (b)	4,819	64,237
Littelfuse, Inc.	1,270	135,903
Mercury Systems, Inc. (a)	1,912	35,104
Mesa Laboratories, Inc.	166	16,517
Methode Electronics, Inc.	2,192	69,771
MTS Systems Corp.	807	51,172
Multi-Fineline Electronix, Inc. (a)	503	10,402
Newport Corp. (a)	2,319	36,803
OSI Systems, Inc. (a)	1,087	96,373
Park Electrochemical Corp.	1,258	18,945
PC Connection, Inc.	558	12,633
Plexus Corp. (a)	1,716	59,923
RealD, Inc. (a)	2,418	25,510
Rofin-Sinar Technologies, Inc. (a)	1,679	44,964
Rogers Corp. (a)	1,031	53,169
Sanmina Corp. (a)	4,222	86,889
ScanSource, Inc. (a)	1,661	53,517
SYNNEX Corp.	1,623	145,956
Tech Data Corp. (a) (b)	1,998	132,627
TTM Technologies, Inc. (a) (b)	3,251	21,164
Universal Display Corp. (a) (b)	2,166	117,917
Vishay Intertechnology, Inc. (b)	7,857	94,677
Vishay Precision Group, Inc. (a)	728	8,241

		2,487,696

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	3,896	29,298
Atwood Oceanics, Inc. (b)	3,644	37,278
Basic Energy Services, Inc. (a) (b)	1,734	4,647
Bristow Group, Inc. (b)	1,996	51,696
C&J Energy Services, Ltd. (a)	2,683	12,771
CARBO Ceramics, Inc. (b)	1,115	19,178
Era Group, Inc. (a)	1,201	13,391
Exterran Corp. (a)	1,948	31,265
Fairmount Santrol Holdings, Inc. (a) (b)	3,237	7,607
Forum Energy Technologies, Inc. (a)	3,340	41,616
Geospace Technologies Corp. (a) (b)	758	10,665
Gulfmark Offshore, Inc. Class A (b)	1,576	7,360
Helix Energy Solutions Group, Inc. (a) (b)	5,933	31,208
Hornbeck Offshore Services, Inc. (a) (b)	1,985	19,731
Independence Contract Drilling, Inc. (a)	1,120	5,656
ION Geophysical Corp. (a) (b)	8,042	4,046
Key Energy Services, Inc. (a) (b)	7,370	3,553
Matrix Service Co. (a)	1,548	31,796
McDermott International, Inc. (a)	13,341	44,692
Natural Gas Services Group, Inc. (a)	751	16,747
Newpark Resources, Inc. (a) (b)	4,509	23,808
Nordic American Offshore, Ltd. (a) (b)	1,074	5,660
North Atlantic Drilling, Ltd. (a) (b)	423	1,041
Oil States International, Inc. (a)	2,959	80,633
Parker Drilling Co. (a) (b)	7,064	12,857
PHI, Inc. NVDR (a) (b)	727	11,930
Pioneer Energy Services Corp. (a) (b)	3,726	8,085
RigNet, Inc. (a) (b)	723	14,959
SEACOR Holdings, Inc. (a) (b)	1,005	52,823
Seventy Seven Energy, Inc. (a) (b)	2,804	2,944
Tesco Corp. (b)	2,108	15,262
TETRA Technologies, Inc. (a)	4,650	34,968
Tidewater, Inc. (b)	2,384	16,593
Unit Corp. (a)	2,524	30,793
US Silica Holdings, Inc. (b)	3,025	56,658

		793,215

FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc. (b)	1,661	52,537
Casey’s General Stores, Inc.	2,166	260,895
Chefs’ Warehouse, Inc. (a)	1,003	16,730
Fairway Group Holdings Corp. (a) (b)	843	557
Fresh Market, Inc. (a) (b)	2,412	56,489
Ingles Markets, Inc. Class A (b)	674	29,710
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	535	10,898
Performance Food Group Co. (a) (b)	800	18,512
PriceSmart, Inc. (b)	1,084	89,961
Smart & Final Stores, Inc. (a)	1,177	21,433
SpartanNash Co.	2,163	46,807
SUPERVALU, Inc. (a)	14,477	98,154
United Natural Foods, Inc. (a) (b)	2,816	110,838
Village Super Market, Inc. Class A (b)	359	9,460
Weis Markets, Inc.	667	29,548

		852,529

FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	168	6,500
Amplify Snack Brands, Inc. (a)	1,064	12,257

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

B&G Foods, Inc. (b)	3,129	$109,578
Boulder Brands, Inc. (a)	2,807	30,821
Cal-Maine Foods, Inc. (b)	1,744	80,817
Calavo Growers, Inc. (b)	869	42,581
Darling Ingredients, Inc. (a)	9,099	95,721
Dean Foods Co. (b)	5,241	89,883
Diamond Foods, Inc. (a)	1,345	51,850
Farmer Brothers Co. (a) (b)	303	9,778
Fresh Del Monte Produce, Inc. (b)	1,755	68,234
Freshpet, Inc. (a) (b)	1,234	10,477
Inventure Foods, Inc. (a) (b)	816	5,794
J&J Snack Foods Corp.	809	94,386
John B Sanfilippo & Son, Inc.	476	25,718
Lancaster Colony Corp.	1,004	115,922
Landec Corp. (a) (b)	1,511	17,875
Lifeway Foods, Inc. (a)	280	3,108
Limoneira Co. (b)	560	8,366
Omega Protein Corp. (a) (b)	1,174	26,063
Post Holdings, Inc. (a)	3,390	209,163
Sanderson Farms, Inc. (b)	1,258	97,520
Seaboard Corp. (a)	14	40,526
Seneca Foods Corp. Class A (a)	476	13,794
Snyder’s-Lance, Inc.	2,681	91,958
Tootsie Roll Industries, Inc. (b)	979	30,927
TreeHouse Foods, Inc. (a)	2,386	187,206

		1,576,823

GAS UTILITIES — 1.3%
Chesapeake Utilities Corp. (b)	840	47,670
Laclede Group, Inc. (b)	2,443	145,139
New Jersey Resources Corp.	4,809	158,505
Northwest Natural Gas Co. (b)	1,530	77,433
ONE Gas, Inc.	2,871	144,038
Piedmont Natural Gas Co., Inc.	4,291	244,673
South Jersey Industries, Inc.	3,726	87,636
Southwest Gas Corp.	2,552	140,768
WGL Holdings, Inc.	2,777	174,923

		1,220,785

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abaxis, Inc. (b)	1,204	67,039
Abiomed, Inc. (a)	2,273	205,206
Accuray, Inc. (a)	4,370	29,498
Analogic Corp. (b)	731	60,381
AngioDynamics, Inc. (a)	1,482	17,991
Anika Therapeutics, Inc. (a) (b)	812	30,986
Antares Pharma, Inc. (a) (b)	6,634	8,027
AtriCure, Inc. (a) (b)	1,536	34,468
Atrion Corp.	81	30,877
Cantel Medical Corp.	1,953	121,359
Cardiovascular Systems, Inc. (a)	1,592	24,071
Cerus Corp. (a) (b)	5,431	34,324
ConforMIS, Inc. (a)	524	9,060
CONMED Corp.	1,482	65,282
CryoLife, Inc.	1,632	17,593
Cutera, Inc. (a)	700	8,953
Cynosure, Inc. Class A (a) (b)	1,299	58,026
Endologix, Inc. (a)	3,727	36,897
Entellus Medical, Inc. (a)	303	5,109
Exactech, Inc. (a)	558	10,128
GenMark Diagnostics, Inc. (a)	2,480	19,245

Glaukos Corp. (a) (b)	384	9,481
Globus Medical, Inc. Class A (a) (b)	3,699	102,906
Greatbatch, Inc. (a) (b)	1,398	73,395
Haemonetics Corp. (a)	2,887	93,077
Halyard Health, Inc. (a) (b)	2,524	84,327
HeartWare International, Inc. (a) (b)	1,001	50,450
ICU Medical, Inc. (a)	756	85,262
Inogen, Inc. (a)	865	34,678
Insulet Corp. (a) (b)	3,166	119,706
Integra LifeSciences Holdings Corp. (a)	1,595	108,109
Invacare Corp. (b)	1,901	33,058
InVivo Therapeutics Holdings Corp. (a) (b)	1,400	10,080
K2M Group Holdings, Inc. (a)	920	18,161
LDR Holding Corp. (a)	1,537	38,594
LeMaitre Vascular, Inc.	700	12,075
LivaNova PLC (a)	2,484	147,475
Masimo Corp. (a)	2,403	99,749
Meridian Bioscience, Inc. (b)	2,471	50,705
Merit Medical Systems, Inc. (a)	2,525	46,940
Natus Medical, Inc. (a)	1,772	85,145
Neogen Corp. (a)	2,134	120,614
Nevro Corp. (a)	879	59,341
Novocure, Ltd. (a)	400	8,944
NuVasive, Inc. (a)	2,721	147,233
NxStage Medical, Inc. (a) (b)	3,535	77,452
OraSure Technologies, Inc. (a)	3,334	21,471
Orthofix International NV (a) (b)	947	37,132
Oxford Immunotec Global PLC (a)	963	11,075
Penumbra, Inc. (a)	200	10,762
Quidel Corp. (a) (b)	1,660	35,192
Rockwell Medical, Inc. (a) (b)	2,955	30,259
RTI Surgical, Inc. (a) (b)	3,337	13,248
SeaSpine Holdings Corp. (a)	476	8,178
Second Sight Medical Products, Inc. (a) (b)	560	3,298
Sientra, Inc. (a)	498	2,948
Spectranetics Corp. (a) (b)	2,403	36,189
STAAR Surgical Co. (a) (b)	2,135	15,244
STERIS PLC (b)	4,761	358,694
SurModics, Inc. (a) (b)	870	17,635
Tandem Diabetes Care, Inc. (a) (b)	501	5,917
TransEnterix, Inc. (a) (b)	1,605	3,980
Unilife Corp. (a) (b)	7,494	3,710
Utah Medical Products, Inc. (b)	191	11,181
Vascular Solutions, Inc. (a)	978	33,633
Veracyte, Inc. (a) (b)	871	6,271
West Pharmaceutical Services, Inc.	3,920	236,062
Wright Medical Group NV (a)	4,876	117,902
Zeltiq Aesthetics, Inc. (a) (b)	1,633	46,590

		3,678,048

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AAC Holdings, Inc. (a) (b)	314	5,985
Aceto Corp. (b)	1,621	43,735
Addus HomeCare Corp. (a) (b)	279	6,495
Adeptus Health, Inc. Class A (a) (b)	310	16,901
Air Methods Corp. (a) (b)	2,133	89,437
Alliance HealthCare Services, Inc. (a)	279	2,561
Almost Family, Inc. (a)	476	18,197

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Amedisys, Inc. (a)	1,549	$60,907
AMN Healthcare Services, Inc. (a) (b)	2,473	76,787
Amsurg Corp. (a)	2,923	222,148
BioScrip, Inc. (a) (b)	3,898	6,821
BioTelemetry, Inc. (a)	1,480	17,286
Capital Senior Living Corp. (a) (b)	1,703	35,525
Chemed Corp. (b)	926	138,715
Civitas Solutions, Inc. (a)	656	18,886
CorVel Corp. (a)	446	19,588
Cross Country Healthcare, Inc. (a) (b)	1,510	24,749
Diplomat Pharmacy, Inc. (a) (b)	2,010	68,782
Ensign Group, Inc. (b)	2,624	59,381
ExamWorks Group, Inc. (a) (b)	2,360	62,776
Five Star Quality Care, Inc. (a)	2,579	8,201
Genesis Healthcare, Inc. (a) (b)	2,414	8,377
Hanger, Inc. (a) (b)	2,078	34,183
HealthEquity, Inc. (a)	1,884	47,232
HealthSouth Corp.	5,107	177,775
Healthways, Inc. (a) (b)	1,911	24,594
Kindred Healthcare, Inc. (b)	4,486	53,428
Landauer, Inc. (b)	583	19,192
LHC Group, Inc. (a)	700	31,703
Magellan Health, Inc. (a)	1,457	89,839
Molina Healthcare, Inc. (a) (b)	2,164	130,121
National HealthCare Corp. (b)	528	32,578
National Research Corp. Class A (b)	591	9,480
Nobilis Health Corp. (a) (b)	1,680	4,738
Owens & Minor, Inc.	3,500	125,930
PharMerica Corp. (a)	1,743	61,005
Providence Service Corp. (a)	777	36,457
RadNet, Inc. (a)	1,844	11,396
Select Medical Holdings Corp. (b)	5,823	69,352
Surgery Partners, Inc. (a)	800	16,392
Surgical Care Affiliates, Inc. (a)	1,038	41,323
Team Health Holdings, Inc. (a)	3,948	173,278
Teladoc, Inc. (a) (b)	477	8,567
Triple-S Management Corp. Class B (a) (b)	1,373	32,828
Trupanion, Inc. (a) (b)	1,120	10,931
Universal American Corp.	2,206	15,442
US Physical Therapy, Inc.	700	37,576
WellCare Health Plans, Inc. (a)	2,404	188,017

		2,495,597

HEALTH CARE TECHNOLOGY — 0.6%
Castlight Health, Inc. Class B (a)	1,715	7,323
Computer Programs & Systems, Inc.	644	32,039
Evolent Health, Inc. Class A (a)	669	8,102
HealthStream, Inc. (a)	1,482	32,604
HMS Holdings Corp. (a)	4,532	55,925
Imprivata, Inc. (a) (b)	498	5,627
MedAssets, Inc. (a)	3,471	107,393
Medidata Solutions, Inc. (a) (b)	3,083	151,961
Omnicell, Inc. (a) (b)	1,831	56,907
Press Ganey Holdings, Inc. (a)	560	17,668
Quality Systems, Inc. (b)	2,949	47,538
Vocera Communications, Inc. (a)	1,203	14,677

		537,764

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	4,849	46,066

Biglari Holdings, Inc. (a)	81	26,391
BJ’s Restaurants, Inc. (a)	1,234	53,642
Bloomin’ Brands, Inc.	6,847	115,646
Bob Evans Farms, Inc.	1,177	45,727
Bojangles’, Inc. (a)	420	6,665
Boyd Gaming Corp. (a) (b)	4,605	91,501
Bravo Brio Restaurant Group, Inc. (a)	863	7,767
Buffalo Wild Wings, Inc. (a) (b)	1,036	165,397
Caesars Acquisition Co. Class A (a)	2,555	17,400
Caesars Entertainment Corp. (a) (b)	2,934	23,149
Carrols Restaurant Group, Inc. (a)	1,871	21,966
Cheesecake Factory, Inc. (b)	2,666	122,929
Churchill Downs, Inc.	656	92,818
Chuy’s Holdings, Inc. (a) (b)	975	30,557
ClubCorp Holdings, Inc.	2,220	40,559
Cracker Barrel Old Country Store, Inc. (b)	1,048	132,918
Dave & Buster’s Entertainment, Inc. (a)	1,215	50,714
Del Frisco’s Restaurant Group, Inc. (a)	1,325	21,227
Denny’s Corp. (a) (b)	4,337	42,633
Diamond Resorts International, Inc. (a) (b)	2,404	61,326
DineEquity, Inc. (b)	899	76,118
El Pollo Loco Holdings, Inc. (a) (b)	470	5,936
Eldorado Resorts, Inc. (a)	1,400	15,400
Empire Resorts, Inc. (a) (b)	140	2,520
Fiesta Restaurant Group, Inc. (a) (b)	1,523	51,173
Habit Restaurants, Inc. Class A (a) (b)	601	13,859
International Speedway Corp. Class A	1,410	47,545
Interval Leisure Group, Inc. (b)	2,356	36,777
Intrawest Resorts Holdings, Inc. (a)	756	5,912
Isle of Capri Casinos, Inc. (a)	1,231	17,148
J Alexander’s Holdings, Inc. (a)	700	7,644
Jack in the Box, Inc. (b)	2,109	161,781
Jamba, Inc. (a) (b)	980	13,220
Kona Grill, Inc. (a)	420	6,661
Krispy Kreme Doughnuts, Inc. (a)	3,672	55,337
La Quinta Holdings, Inc. (a)	5,151	70,105
Marcus Corp.	1,130	21,436
Marriott Vacations Worldwide Corp.	1,421	80,926
Monarch Casino & Resort, Inc. (a)	499	11,337
Morgans Hotel Group Co. (a)	1,512	5,095
Noodles & Co. (a) (b)	612	5,930
Papa John’s International, Inc. (b)	1,576	88,051
Papa Murphy’s Holdings, Inc. (a)	300	3,378
Penn National Gaming, Inc. (a)	4,401	70,504
Pinnacle Entertainment, Inc. (a)	3,334	103,754
Planet Fitness, Inc. Class A (a)	805	12,582
Popeyes Louisiana Kitchen, Inc. (a)	1,283	75,056
Potbelly Corp. (a)	1,092	12,787
Red Robin Gourmet Burgers, Inc. (a)	759	46,861
Ruby Tuesday, Inc. (a) (b)	3,619	19,941
Ruth’s Hospitality Group, Inc.	2,125	33,830
Scientific Games Corp. Class A (a) (b)	2,753	24,694
SeaWorld Entertainment, Inc. (b)	3,934	77,461
Shake Shack, Inc. Class A (a)	330	13,068
Sonic Corp.	2,960	95,638
Speedway Motorsports, Inc.	671	13,903
Texas Roadhouse, Inc. (b)	3,881	138,823
Vail Resorts, Inc.	2,038	260,844
Wingstop, Inc. (a)	489	11,154
Zoe’s Kitchen, Inc. (a) (b)	1,032	28,875

		3,060,062

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc. (b)	560	$14,045
Beazer Homes USA, Inc. (a) (b)	1,457	16,741
CalAtlantic Group, Inc. (b)	4,258	161,463
Cavco Industries, Inc. (a)	536	44,654
Century Communities, Inc. (a)	840	14,876
CSS Industries, Inc.	499	14,162
Ethan Allen Interiors, Inc. (b)	1,457	40,534
Flexsteel Industries, Inc.	280	12,370
Green Brick Partners, Inc. (a)	980	7,056
Helen of Troy, Ltd. (a)	1,589	149,763
Hooker Furniture Corp. (b)	560	14,134
Hovnanian Enterprises, Inc. Class A (a) (b)	6,672	12,076
Installed Building Products, Inc. (a) (b)	1,074	26,667
iRobot Corp. (a) (b)	1,651	58,445
KB Home (b)	4,520	55,732
La-Z-Boy, Inc. (b)	2,943	71,868
LGI Homes, Inc. (a) (b)	870	21,167
Libbey, Inc.	1,230	26,224
Lifetime Brands, Inc. (b)	587	7,784
M/I Homes, Inc. (a) (b)	1,429	31,324
MDC Holdings, Inc. (b)	2,259	57,672
Meritage Homes Corp. (a) (b)	2,161	73,452
NACCO Industries, Inc. Class A	280	11,816
New Home Co., Inc. (a)	556	7,206
Skullcandy, Inc. (a)	1,034	4,891
Taylor Morrison Home Corp. Class A (a) (b)	1,680	26,880
TRI Pointe Group, Inc. (a) (b)	8,920	113,016
Universal Electronics, Inc. (a) (b)	867	44,521
WCI Communities, Inc. (a)	812	18,091
William Lyon Homes Class A (a)	1,117	18,431
ZAGG, Inc. (a)	1,540	16,848

		1,193,909

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	2,460	33,456
HRG Group, Inc. (a) (b)	4,661	63,203
Oil-Dri Corp. of America	280	10,313
Orchids Paper Products Co.	609	18,830
WD-40 Co.	842	83,063

		208,865

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Abengoa Yield PLC (b)	2,540	48,996
Atlantic Power Corp.	7,146	14,078
Dynegy, Inc. (a) (b)	7,102	95,167
NRG Yield, Inc. Class A (b)	1,967	27,361
NRG Yield, Inc. Class C (b)	3,507	51,763
Ormat Technologies, Inc.	2,013	73,414
Pattern Energy Group, Inc. (b)	3,212	67,163
Talen Energy Corp. (a) (b)	4,868	30,328
TerraForm Global, Inc. Class A	2,231	12,471
Vivint Solar, Inc. (a) (b)	1,159	11,080

		431,821

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	2,039	31,808

INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	2,454	34,577

American Equity Investment Life Holding Co. (b)	4,681	112,484
AMERISAFE, Inc.	1,102	56,092
Argo Group International Holdings, Ltd.	1,592	95,265
Atlas Financial Holdings, Inc. (a)	646	12,855
Baldwin & Lyons, Inc. Class B	534	12,832
Citizens, Inc. (a) (b)	2,581	19,177
CNO Financial Group, Inc.	10,135	193,477
Crawford & Co. Class B (b)	1,510	8,018
Donegal Group, Inc. Class A	423	5,956
eHealth, Inc. (a) (b)	1,094	10,918
EMC Insurance Group, Inc.	341	8,627
Employers Holdings, Inc.	1,828	49,904
Enstar Group, Ltd. (a) (b)	478	71,719
FBL Financial Group, Inc. Class A (b)	507	32,265
Federated National Holding Co.	806	23,825
Fidelity & Guaranty Life	675	17,125
First American Financial Corp. (b)	5,982	214,754
Global Indemnity PLC (a) (b)	529	15,352
Greenlight Capital Re, Ltd. Class A (a)	1,677	31,377
Hallmark Financial Services, Inc. (a)	843	9,855
HCI Group, Inc. (b)	583	20,318
Heritage Insurance Holdings, Inc. (b)	1,289	28,126
Horace Mann Educators Corp.	2,329	77,276
Independence Holding Co. (b)	479	6,634
Infinity Property & Casualty Corp.	595	48,927
James River Group Holdings, Ltd.	635	21,298
Kemper Corp.	2,334	86,942
Maiden Holdings, Ltd. (b)	2,998	44,700
MBIA, Inc. (a) (b)	7,853	50,887
National General Holdings Corp.	1,986	43,414
National Interstate Corp. (b)	392	10,466
National Western Life Group, Inc. Class A (b)	139	35,020
Navigators Group, Inc. (a)	619	53,104
OneBeacon Insurance Group, Ltd. Class A	1,369	16,989
Patriot National, Inc. (a) (b)	420	2,818
Primerica, Inc. (b)	2,604	122,987
RLI Corp. (b)	2,374	146,595
Safety Insurance Group, Inc.	779	43,920
Selective Insurance Group, Inc.	3,172	106,516
State Auto Financial Corp. (b)	867	17,852
State National Cos., Inc.	1,521	14,921
Stewart Information Services Corp. (b)	1,271	47,446
Symetra Financial Corp.	4,090	129,939
Third Point Reinsurance, Ltd. (a) (b)	4,314	57,851
United Fire Group, Inc.	1,227	47,006
United Insurance Holdings Corp. (b)	925	15,818
Universal Insurance Holdings, Inc. (b)	1,811	41,979

		2,376,203

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a) (b)	1,566	11,401
Blue Nile, Inc. (a) (b)	751	27,885
Etsy, Inc. (a)	980	8,095
EVINE Live, Inc. (a) (b)	2,263	4,028
FTD Cos., Inc. (a) (b)	1,102	28,839
HSN, Inc.	1,785	90,446
Lands’ End, Inc. (a) (b)	926	21,705
Liberty TripAdvisor Holdings, Inc. Class A (a)	4,204	127,549

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Nutrisystem, Inc.	1,706	$36,918
Overstock.com, Inc. (a)	640	7,859
PetMed Express, Inc.	1,199	20,551
Shutterfly, Inc. (a) (b)	1,925	85,778
Travelport Worldwide, Ltd.	6,002	77,426
Wayfair, Inc. Class A (a) (b)	1,001	47,668

		596,148

INTERNET SOFTWARE & SERVICES — 2.4%
Actua Corp. (a)	2,190	25,075
Alarm.com Holdings, Inc. (a)	673	11,226
Amber Road, Inc. (a)	503	2,560
Angie’s List, Inc. (a)	2,497	23,347
Appfolio, Inc. Class A (a) (b)	475	6,935
Bankrate, Inc. (a)	3,759	49,995
Bazaarvoice, Inc. (a)	2,775	12,155
Benefitfocus, Inc. (a) (b)	362	13,173
Blucora, Inc. (a) (b)	2,413	23,647
Box, Inc. Class A (a)	712	9,940
Brightcove, Inc. (a) (b)	1,566	9,709
Carbonite, Inc. (a)	1,004	9,839
Care.com, Inc. (a)	392	2,807
ChannelAdvisor Corp. (a)	1,150	15,928
Cimpress NV (a) (b)	1,785	144,835
comScore, Inc. (a)	1,815	74,687
Constant Contact, Inc. (a) (b)	1,827	53,421
Cornerstone OnDemand, Inc. (a)	2,974	102,692
Cvent, Inc. (a) (b)	1,289	44,999
Demandware, Inc. (a) (b)	1,819	98,171
DHI Group, Inc. (a)	2,497	22,897
EarthLink Holdings Corp. (b)	6,197	46,044
Endurance International Group Holdings, Inc. (a)	2,949	32,233
Envestnet, Inc. (a)	2,122	63,342
Everyday Health, Inc. (a)	1,130	6,803
Five9, Inc. (a)	500	4,350
Gogo, Inc. (a) (b)	3,141	55,910
GrubHub, Inc. (a) (b)	4,147	100,357
GTT Communications, Inc. (a)	1,204	20,540
Hortonworks, Inc. (a) (b)	412	9,023
Internap Corp. (a) (b)	3,197	20,461
Intralinks Holdings, Inc. (a)	2,275	20,634
j2 Global, Inc. (b)	2,664	219,300
Limelight Networks, Inc. (a)	2,998	4,377
Liquidity Services, Inc. (a) (b)	1,426	9,269
LivePerson, Inc. (a)	3,334	22,504
LogMeIn, Inc. (a)	1,382	92,732
Marchex, Inc. Class B	2,190	8,519
Marin Software, Inc. (a)	1,483	5,309
Marketo, Inc. (a)	2,041	58,597
MINDBODY, Inc. Class A (a) (b)	581	8,791
Monster Worldwide, Inc. (a) (b)	5,107	29,263
New Relic, Inc. (a) (b)	330	12,022
NIC, Inc.	3,795	74,686
OPOWER, Inc. (a) (b)	1,271	13,422
Q2 Holdings, Inc. (a)	978	25,790
QuinStreet, Inc. (a)	1,790	7,679
Quotient Technology, Inc. (a) (b)	3,060	20,869
RealNetworks, Inc. (a) (b)	1,314	5,585
Reis, Inc.	506	12,007

RetailMeNot, Inc. (a)	1,734	17,201
Rocket Fuel, Inc. (a) (b)	1,034	3,609
SciQuest, Inc. (a)	1,565	20,298
Shutterstock, Inc. (a) (b)	991	32,049
SPS Commerce, Inc. (a)	865	60,732
Stamps.com, Inc. (a)	727	79,686
TechTarget, Inc. (a)	813	6,528
Textura Corp. (a)	1,038	22,400
Travelzoo, Inc. (a)	502	4,202
TrueCar, Inc. (a) (b)	2,440	23,278
United Online, Inc. (a)	700	8,253
Web.com Group, Inc. (a) (b)	2,209	44,202
WebMD Health Corp. (a)	2,139	103,314
Wix.com, Ltd. (a)	919	20,907
XO Group, Inc. (a)	1,568	25,182

		2,240,297

IT SERVICES — 2.5%
6D Global Technologies, Inc. (a) (b)	1,400	4,074
Acxiom Corp. (a)	4,231	88,513
Blackhawk Network Holdings, Inc. (a)	2,918	129,005
CACI International, Inc. Class A (a)	1,369	127,016
Cardtronics, Inc. (a)	2,598	87,423
Cass Information Systems, Inc.	591	30,413
Ciber, Inc. (a)	4,381	15,377
Convergys Corp. (b)	5,422	134,954
CSG Systems International, Inc. (b)	1,925	69,261
Datalink Corp. (a)	1,175	7,990
EPAM Systems, Inc. (a) (b)	2,696	211,960
Euronet Worldwide, Inc. (a)	2,831	205,049
Everi Holdings, Inc. (a)	3,954	17,358
EVERTEC, Inc. (b)	3,696	61,871
ExlService Holdings, Inc. (a)	1,911	85,861
Forrester Research, Inc. (b)	532	15,151
Hackett Group, Inc. (b)	1,595	25,632
Heartland Payment Systems, Inc.	1,980	187,744
Lionbridge Technologies, Inc. (a)	3,284	16,124
Luxoft Holding, Inc. (a)	1,006	77,593
ManTech International Corp. Class A	1,401	42,366
MAXIMUS, Inc. (b)	3,696	207,900
ModusLink Global Solutions, Inc. (a) (b)	2,234	5,540
MoneyGram International, Inc. (a)	1,903	11,932
NeuStar, Inc. Class A (a) (b)	2,864	68,650
Perficient, Inc. (a)	1,957	33,504
PFSweb, Inc. (a)	560	7,207
Science Applications International Corp.	2,516	115,182
ServiceSource International, Inc. (a) (b)	3,421	15,771
Sykes Enterprises, Inc. (a)	2,106	64,823
Syntel, Inc. (a)	1,731	78,328
TeleTech Holdings, Inc.	979	27,324
Unisys Corp. (a)	2,468	27,271
Virtusa Corp. (a)	1,566	64,738

		2,368,905

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc.	810	13,268
Black Diamond, Inc. (a) (b)	1,371	6,060
Callaway Golf Co. (b)	4,566	43,012
Escalade, Inc. (b)	559	7,407
JAKKS Pacific, Inc. (a) (b)	1,147	9,130
Johnson Outdoors, Inc. Class A (b)	280	6,129

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Malibu Boats, Inc. Class A (a)	899	$14,717
Marine Products Corp.	616	3,721
Nautilus, Inc. (a)	1,856	31,032
Performance Sports Group, Ltd. (a) (b)	2,237	21,542
Smith & Wesson Holding Corp. (a)	2,887	63,456
Sturm Ruger & Co., Inc.	1,035	61,696

		281,170

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a)	1,262	27,120
Affymetrix, Inc. (a) (b)	4,178	42,156
Albany Molecular Research, Inc. (a) (b)	1,373	27,254
Cambrex Corp. (a)	1,772	83,443
Fluidigm Corp. (a) (b)	1,548	16,734
Harvard Bioscience, Inc. (a) (b)	1,680	5,830
INC Research Holdings, Inc. Class A (a)	806	39,099
Luminex Corp. (a) (b)	2,209	47,250
NanoString Technologies, Inc. (a)	563	8,282
NeoGenomics, Inc. (a)	2,664	20,966
Pacific Biosciences of California, Inc. (a) (b)	3,291	43,211
PAREXEL International Corp. (a) (b)	3,057	208,243
PRA Health Sciences, Inc. (a) (b)	1,110	50,250
Sequenom, Inc. (a) (b)	6,867	11,262

		631,100

MACHINERY — 2.7%
Accuride Corp. (a)	2,441	4,052
Actuant Corp. Class A (b)	3,239	77,606
Alamo Group, Inc.	443	23,080
Albany International Corp. Class A	1,647	60,198
Altra Industrial Motion Corp.	1,622	40,680
American Railcar Industries, Inc. (b)	583	26,981
Astec Industries, Inc. (b)	1,063	43,264
Barnes Group, Inc.	2,989	105,781
Blount International, Inc. (a)	2,918	28,626
Briggs & Stratton Corp. (b)	2,468	42,696
Chart Industries, Inc. (a) (b)	1,707	30,658
CIRCOR International, Inc. (b)	1,039	43,794
CLARCOR, Inc.	2,833	140,743
Columbus McKinnon Corp. (b)	1,159	21,905
Commercial Vehicle Group, Inc. (a)	1,343	3,707
Douglas Dynamics, Inc. (b)	1,342	28,276
EnPro Industries, Inc. (b)	1,283	56,247
ESCO Technologies, Inc.	1,313	47,452
ExOne Co. (a) (b)	588	5,903
Federal Signal Corp.	3,700	58,645
FreightCar America, Inc.	723	14,048
Global Brass & Copper Holdings, Inc.	1,202	25,603
Gorman-Rupp Co. (b)	1,146	30,633
Graham Corp. (b)	611	10,277
Greenbrier Cos., Inc. (b)	1,353	44,135
Harsco Corp.	4,535	35,736
Hillenbrand, Inc.	3,583	106,164
Hurco Cos., Inc.	416	11,049
Hyster-Yale Materials Handling, Inc.	580	30,421
John Bean Technologies Corp.	1,534	76,439
Kadant, Inc.	676	27,452
LB Foster Co. Class A	588	8,032
Lindsay Corp. (b)	676	48,942
Lydall, Inc. (a)	1,011	35,870

Meritor, Inc. (a)	5,513	46,034
Milacron Holdings Corp. (a)	755	9,445
Miller Industries, Inc. (b)	675	14,701
Mueller Industries, Inc.	3,248	88,021
Mueller Water Products, Inc. Class A (b)	8,976	77,194
Navistar International Corp. (a) (b)	2,524	22,312
NN, Inc. (b)	1,426	22,730
Omega Flex, Inc. (b)	168	5,546
Proto Labs, Inc. (a) (b)	1,313	83,625
RBC Bearings, Inc. (a) (b)	1,229	79,381
Rexnord Corp. (a)	5,628	101,979
Standex International Corp.	759	63,111
Sun Hydraulics Corp. (b)	1,258	39,916
Tennant Co.	1,034	58,173
Titan International, Inc. (b)	2,471	9,736
TriMas Corp. (a)	2,458	45,842
Twin Disc, Inc. (b)	475	4,997
Wabash National Corp. (a) (b)	4,089	48,373
Watts Water Technologies, Inc. Class A	1,480	73,512
Woodward, Inc.	3,583	177,932
Xerium Technologies, Inc. (a)	667	7,904

		2,475,559

MARINE — 0.1%
Eagle Bulk Shipping, Inc. (a)	1,540	5,421
Golden Ocean Group, Ltd. (b)	3,950	4,227
Matson, Inc.	2,415	102,951
Navios Maritime Holdings, Inc. (b)	4,454	7,795
Safe Bulkers, Inc.	2,190	1,774
Scorpio Bulkers, Inc. (a) (b)	1,441	14,251
Ultrapetrol Bahamas, Ltd. (a)	1,286	135

		136,554

MEDIA — 1.6%
AMC Entertainment Holdings, Inc. Class A	1,234	29,616
Carmike Cinemas, Inc. (a) (b)	1,353	31,038
Central European Media Enterprises, Ltd. Class A (a) (b)	4,761	12,807
Crown Media Holdings, Inc. Class A (a) (b)	2,080	11,669
Cumulus Media, Inc. Class A (a)	7,619	2,515
Daily Journal Corp. (a) (b)	56	11,312
DreamWorks Animation SKG, Inc. Class A (a)	4,204	108,337
Entercom Communications Corp. Class A (a)	1,410	15,834
Entravision Communications Corp. Class A	3,228	24,888
Eros International PLC (a) (b)	1,451	13,277
EW Scripps Co. Class A	3,251	61,769
Global Eagle Entertainment, Inc. (a)	2,151	21,230
Gray Television, Inc. (a)	3,450	56,235
Harte-Hanks, Inc.	2,385	7,727
Hemisphere Media Group, Inc. (a) (b)	527	7,773
IMAX Corp. (a)	3,364	119,557
Journal Media Group, Inc. (b)	981	11,792
Loral Space & Communications, Inc. (a) (b)	759	30,899
MDC Partners, Inc. Class A	2,483	53,931
Media General, Inc. (a) (b)	5,406	87,307

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Meredith Corp.	2,106	$91,085
National CineMedia, Inc.	3,279	51,513
New Media Investment Group, Inc.	2,558	49,779
New York Times Co. Class A	7,551	101,334
Nexstar Broadcasting Group, Inc. Class A (b)	1,735	101,844
Reading International, Inc. Class A (a)	1,062	13,923
Rentrak Corp. (a)	699	33,223
Saga Communications, Inc. Class A (b)	200	7,690
Scholastic Corp.	1,479	57,030
SFX Entertainment, Inc. (a)	2,471	470
Sinclair Broadcast Group, Inc. Class A (b)	3,724	121,179
Sizmek, Inc. (a)	1,510	5,512
Time, Inc. (b)	6,045	94,725
Townsquare Media, Inc. Class A (a)	468	5,597
Tribune Publishing Co.	1,400	12,908
World Wrestling Entertainment, Inc. Class A	1,679	29,953

		1,497,278

METALS & MINING — 0.7%
AK Steel Holding Corp. (a) (b)	9,999	22,398
Carpenter Technology Corp. (b)	2,804	84,877
Century Aluminum Co. (a) (b)	2,893	12,787
Cliffs Natural Resources, Inc. (b)	7,713	12,187
Coeur Mining, Inc. (a) (b)	7,742	19,200
Commercial Metals Co.	6,601	90,368
Ferroglobe PLC (b)	3,424	36,808
Handy & Harman, Ltd. (a) (b)	312	6,399
Haynes International, Inc.	754	27,664
Hecla Mining Co. (b)	21,601	40,826
Horsehead Holding Corp. (a) (b)	2,977	6,103
Kaiser Aluminum Corp.	926	77,469
Materion Corp. (b)	1,227	34,356
Olympic Steel, Inc.	555	6,427
Real Industry, Inc. (a)	1,260	10,118
Ryerson Holding Corp. (a) (b)	669	3,124
Schnitzer Steel Industries, Inc. Class A (b)	1,520	21,842
Stillwater Mining Co. (a) (b)	6,176	52,928
SunCoke Energy, Inc. (b)	3,738	12,971
TimkenSteel Corp.	1,967	16,484
Worthington Industries, Inc.	2,753	82,975

		678,311

MULTI-UTILITIES — 0.4%
Avista Corp. (b)	3,446	121,885
Black Hills Corp.	2,797	129,865
NorthWestern Corp. (b)	2,637	143,057

		394,807

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	2,704	104,212
Burlington Stores, Inc. (a)	4,123	176,877
Fred’s, Inc. Class A	2,181	35,703
Ollie’s Bargain Outlet Holdings, Inc. (a)	506	8,607
Tuesday Morning Corp. (a) (b)	2,544	16,536

		341,935

OIL, GAS & CONSUMABLE FUELS — 1.8%
Abraxas Petroleum Corp. (a) (b)	4,626	4,904
Adams Resources & Energy, Inc.	112	4,301
Alon USA Energy, Inc.	1,734	25,733
Approach Resources, Inc. (a) (b)	1,939	3,568
Ardmore Shipping Corp.	1,007	12,809
Bill Barrett Corp. (a)	2,862	11,248
Bonanza Creek Energy, Inc. (a) (b)	2,832	14,925
Callon Petroleum Co. (a)	3,376	28,156
Carrizo Oil & Gas, Inc. (a) (b)	3,309	97,880
Clayton Williams Energy, Inc. (a) (b)	359	10,616
Clean Energy Fuels Corp. (a) (b)	4,010	14,436
Cloud Peak Energy, Inc. (a) (b)	3,642	7,575
Contango Oil & Gas Co. (a)	1,091	6,993
Delek US Holdings, Inc.	3,196	78,622
DHT Holdings, Inc. (b)	5,236	42,359
Dorian LPG, Ltd. (a) (b)	1,256	14,783
Eclipse Resources Corp. (a) (b)	1,715	3,121
Energy Fuels, Inc. (a) (b)	2,237	6,599
Energy XXI, Ltd. (b)	5,347	5,400
Evolution Petroleum Corp.	950	4,569
EXCO Resources, Inc. (a) (b)	8,525	10,571
Frontline, Ltd.	12,550	37,524
GasLog, Ltd. (b)	2,374	19,704
Gastar Exploration, Inc. (a) (b)	3,417	4,476
Gener8 Maritime, Inc. (a)	842	7,957
Green Plains, Inc. (b)	2,106	48,227
Halcon Resources Corp. (a)	3,006	3,787
Hallador Energy Co. (b)	471	2,148
Isramco, Inc. (a)	56	5,001
Jones Energy, Inc. Class A (a) (b)	1,884	7,253
Matador Resources Co. (a) (b)	4,067	80,405
Navios Maritime Acquisition Corp.	4,619	13,903
Nordic American Tankers, Ltd. (b)	5,024	78,073
Northern Oil and Gas, Inc. (a) (b)	3,421	13,205
Oasis Petroleum, Inc. (a) (b)	7,713	56,845
Pacific Ethanol, Inc. (a) (b)	1,144	5,468
Panhandle Oil and Gas, Inc. Class A (b)	844	13,639
Par Pacific Holdings, Inc. (a) (b)	840	19,774
Parsley Energy, Inc. Class A (a)	5,008	92,398
PDC Energy, Inc. (a) (b)	2,265	120,906
Peabody Energy Corp. (b)	945	7,258
Penn Virginia Corp. (a) (b)	3,840	1,153
Renewable Energy Group, Inc. (a) (b)	1,938	18,004
REX American Resources Corp. (a) (b)	389	21,033
Rex Energy Corp. (a) (b)	2,611	2,742
Ring Energy, Inc. (a)	1,004	7,078
RSP Permian, Inc. (a) (b)	3,461	84,414
Sanchez Energy Corp. (a) (b)	2,974	12,818
SandRidge Energy, Inc. (a) (b)	22,009	4,402
Scorpio Tankers, Inc.	9,738	78,099
SemGroup Corp. Class A	2,371	68,427
Ship Finance International, Ltd. (b)	3,307	54,797
Solazyme, Inc. (a) (b)	4,262	10,570
Stone Energy Corp. (a)	3,145	13,492
Synergy Resources Corp. (a) (b)	5,846	49,808
Teekay Tankers, Ltd. Class A	4,885	33,609
TransAtlantic Petroleum, Ltd. (a)	1,262	1,754
Triangle Petroleum Corp. (a) (b)	3,923	3,021

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Ultra Petroleum Corp. (a) (b)	8,553	$21,382
Uranium Energy Corp. (a) (b)	4,624	4,901
W&T Offshore, Inc. (b)	2,078	4,800
Western Refining, Inc.	3,877	138,099
Westmoreland Coal Co. (a)	899	5,286

		1,686,808

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,218	56,625
Clearwater Paper Corp. (a)	1,088	49,537
Deltic Timber Corp. (b)	586	34,498
KapStone Paper and Packaging Corp. (b)	4,710	106,399
Louisiana-Pacific Corp. (a) (b)	7,926	142,747
Neenah Paper, Inc.	951	59,371
PH Glatfelter Co.	2,555	47,114
Schweitzer-Mauduit International, Inc.	1,706	71,635
Wausau Paper Corp.	2,359	24,133

		592,059

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)	1,520	15,048
Inter Parfums, Inc.	951	22,653
Medifast, Inc.	676	20,537
Natural Health Trends Corp. (b)	420	14,083
Nature’s Sunshine Products, Inc. (b)	667	6,750
Nutraceutical International Corp. (a)	504	13,013
Revlon, Inc. Class A (a) (b)	675	18,792
Synutra International, Inc. (a) (b)	1,020	4,804
USANA Health Sciences, Inc. (a)	303	38,708

		154,388

PHARMACEUTICALS — 2.0%
Aclaris Therapeutics, Inc. (a)	300	8,082
Aerie Pharmaceuticals, Inc. (a) (b)	1,087	26,468
Alimera Sciences, Inc. (a) (b)	674	1,631
Amphastar Pharmaceuticals, Inc. (a)	1,588	22,597
ANI Pharmaceuticals, Inc. (a) (b)	389	17,554
Aratana Therapeutics, Inc. (a)	1,700	9,486
Assembly Biosciences, Inc. (a) (b)	700	5,257
BioDelivery Sciences International, Inc. (a) (b)	2,273	10,888
Catalent, Inc. (a)	4,625	115,764
Cempra, Inc. (a) (b)	1,644	51,178
Collegium Pharmaceutical, Inc. (a)	420	11,550
Corcept Therapeutics, Inc. (a) (b)	3,194	15,906
Corium International, Inc. (a)	831	6,748
Depomed, Inc. (a) (b)	3,340	60,554
Dermira, Inc. (a)	935	32,360
Durect Corp. (a) (b)	5,751	12,710
Endocyte, Inc. (a) (b)	1,605	6,436
Foamix Pharmaceuticals, Ltd. (a) (b)	1,120	9,083
Heska Corp. (a)	280	10,830
Impax Laboratories, Inc. (a) (b)	3,983	170,313
Intersect ENT, Inc. (a) (b)	768	17,280
Intra-Cellular Therapies, Inc. (a)	1,534	82,514
Lannett Co., Inc. (a) (b)	1,451	58,214
Medicines Co. (a)	3,740	139,651
Nektar Therapeutics (a) (b)	7,368	124,151
Ocular Therapeutix, Inc. (a) (b)	768	7,196
Omeros Corp. (a) (b)	2,264	35,613

Pacira Pharmaceuticals, Inc. (a) (b)	1,978	151,891
Paratek Pharmaceuticals, Inc. (a)	560	10,623
Pernix Therapeutics Holdings, Inc. (a)	2,278	6,720
Phibro Animal Health Corp. Class A (b)	814	24,526
POZEN, Inc. (a) (b)	1,624	11,092
Prestige Brands Holdings, Inc. (a)	2,921	150,373
Relypsa, Inc. (a) (b)	1,652	46,818
Revance Therapeutics, Inc. (a) (b)	787	26,884
Sagent Pharmaceuticals, Inc. (a)	1,258	20,015
SciClone Pharmaceuticals, Inc. (a)	2,512	23,110
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	1,367	23,635
Supernus Pharmaceuticals, Inc. (a) (b)	1,650	22,176
Teligent, Inc. (a) (b)	2,670	23,763
Tetraphase Pharmaceuticals, Inc. (a) (b)	2,025	20,311
TherapeuticsMD, Inc. (a) (b)	6,652	68,981
Theravance Biopharma, Inc. (a) (b)	1,315	21,553
Theravance, Inc. (b)	4,622	48,716
VIVUS, Inc. (a)	4,482	4,572
XenoPort, Inc. (a) (b)	3,253	17,859
Zogenix, Inc. (a)	1,576	23,230

		1,816,862

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	2,890	12,398
Advisory Board Co. (a) (b)	2,362	117,179
Barrett Business Services, Inc.	422	18,374
CBIZ, Inc. (a)	3,011	29,688
CDI Corp.	843	5,699
CEB, Inc.	1,874	115,045
CRA International, Inc. (a)	611	11,395
Exponent, Inc.	1,465	73,177
Franklin Covey Co. (a)	499	8,353
FTI Consulting, Inc. (a)	2,292	79,441
GP Strategies Corp. (a)	788	19,787
Heidrick & Struggles International, Inc.	1,074	29,234
Hill International, Inc. (a)	1,345	5,219
Huron Consulting Group, Inc. (a)	1,256	74,606
ICF International, Inc. (a) (b)	1,150	40,894
Insperity, Inc.	1,047	50,413
Kelly Services, Inc. Class A (b)	1,605	25,921
Kforce, Inc.	1,397	35,316
Korn/Ferry International	2,914	96,686
Mistras Group, Inc. (a)	923	17,620
Navigant Consulting, Inc. (a)	2,579	41,419
On Assignment, Inc. (a)	2,915	131,029
Pendrell Corp. (a)	9,615	4,818
Resources Connection, Inc.	2,362	38,595
RPX Corp. (a)	2,971	32,681
TriNet Group, Inc. (a) (b)	2,136	41,332
TrueBlue, Inc. (a)	2,431	62,623
VSE Corp.	275	17,099
WageWorks, Inc. (a)	1,968	89,288

		1,325,329

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.1%
Acadia Realty Trust (b)	3,878	128,556
AG Mortgage Investment Trust, Inc.	1,675	21,507
Agree Realty Corp.	992	33,718
Alexander’s, Inc. (b)	109	41,868

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Altisource Residential Corp. (b)	3,388	$42,045
American Assets Trust, Inc.	1,967	75,434
American Capital Mortgage Investment Corp. (b)	2,974	41,517
American Residential Properties, Inc. (b)	1,815	34,303
Anworth Mortgage Asset Corp.	6,606	28,736
Apollo Commercial Real Estate Finance, Inc.	3,322	57,238
Apollo Residential Mortgage, Inc.	1,901	22,717
Ares Commercial Real Estate Corp. (b)	1,855	21,221
Armada Hoffler Properties, Inc.	1,130	11,842
ARMOUR Residential REIT, Inc. (b)	2,102	45,740
Ashford Hospitality Prime, Inc. (b)	1,791	25,970
Ashford Hospitality Trust, Inc. (b)	4,234	26,717
Bluerock Residential Growth REIT, Inc. (b)	980	11,613
Campus Crest Communities, Inc.	3,868	26,302
Capstead Mortgage Corp.	4,891	42,747
CareTrust REIT, Inc. (b)	2,916	31,930
CatchMark Timber Trust, Inc. Class A (b)	2,024	22,891
Cedar Realty Trust, Inc.	5,117	36,228
Chatham Lodging Trust	2,217	45,404
Chesapeake Lodging Trust	3,393	85,368
Colony Capital, Inc. Class A (b)	6,058	118,010
Colony Starwood Homes (b)	2,206	49,944
CorEnergy Infrastructure Trust, Inc. (b)	586	8,696
CoreSite Realty Corp.	1,398	79,295
Cousins Properties, Inc.	12,102	114,122
CubeSmart	9,113	279,040
CyrusOne, Inc.	3,701	138,602
CYS Investments, Inc.	9,124	65,054
DCT Industrial Trust, Inc.	5,005	187,037
DiamondRock Hospitality Co. (b)	11,075	106,874
DuPont Fabros Technology, Inc.	3,556	113,045
Dynex Capital, Inc. (b)	3,278	20,815
Easterly Government Properties, Inc.	784	13,469
EastGroup Properties, Inc.	1,799	100,042
Education Realty Trust, Inc.	3,093	117,163
EPR Properties (b)	3,129	182,890
Equity One, Inc. (b)	4,144	112,510
FelCor Lodging Trust, Inc.	8,151	59,502
First Industrial Realty Trust, Inc.	6,126	135,568
First Potomac Realty Trust	3,502	39,923
Franklin Street Properties Corp.	5,376	55,642
GEO Group, Inc.	4,088	118,184
Getty Realty Corp. (b)	1,538	26,377
Gladstone Commercial Corp.	1,119	16,326
Government Properties Income Trust (b)	3,955	62,766
Gramercy Property Trust (b)	23,462	181,124
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,286	43,251
Hatteras Financial Corp.	5,422	71,299
Healthcare Realty Trust, Inc.	5,595	158,450
Hersha Hospitality Trust	2,524	54,922
Highwoods Properties, Inc. (b)	5,151	224,584
Hudson Pacific Properties, Inc.	4,129	116,190
Independence Realty Trust, Inc.	1,689	12,684
InfraREIT, Inc. (a)	1,309	24,217
Inland Real Estate Corp. (b)	5,040	53,525
Invesco Mortgage Capital, Inc.	6,903	85,528

Investors Real Estate Trust	6,574	45,689
iStar, Inc. (a) (b)	4,782	56,093
Kite Realty Group Trust	4,677	121,275
Ladder Capital Corp.	2,014	25,014
LaSalle Hotel Properties (b)	6,254	157,351
Lexington Realty Trust (b)	11,271	90,168
LTC Properties, Inc.	1,958	84,468
Mack-Cali Realty Corp.	4,982	116,330
Medical Properties Trust, Inc.	13,190	151,817
Monmouth Real Estate Investment Corp.	3,507	36,683
Monogram Residential Trust, Inc.	9,238	90,163
National Health Investors, Inc. (b)	2,125	129,349
National Storage Affiliates Trust	1,120	19,186
New Residential Investment Corp. (b)	12,724	154,724
New Senior Investment Group, Inc. (b)	4,764	46,973
New York Mortgage Trust, Inc. (b)	5,660	30,168
New York REIT, Inc.	9,133	105,029
NexPoint Residential Trust, Inc.	980	12,828
One Liberty Properties, Inc.	698	14,979
Orchid Island Capital, Inc. (b)	980	9,731
Parkway Properties, Inc.	4,474	69,929
Pebblebrook Hotel Trust (b)	4,005	112,220
Pennsylvania Real Estate Investment Trust (b)	3,977	86,977
PennyMac Mortgage Investment Trust	4,118	62,841
Physicians Realty Trust	5,011	84,485
Potlatch Corp. (b)	2,094	63,323
Preferred Apartment Communities, Inc. Class A (b)	1,120	14,650
PS Business Parks, Inc.	1,112	97,222
QTS Realty Trust, Inc. Class A	1,512	68,206
RAIT Financial Trust	5,180	13,986
Ramco-Gershenson Properties Trust (b)	4,565	75,825
Redwood Trust, Inc.	4,676	61,723
Resource Capital Corp. (b)	1,885	24,053
Retail Opportunity Investments Corp.	5,675	101,582
Rexford Industrial Realty, Inc. (b)	2,766	45,252
RLJ Lodging Trust	7,315	158,223
Rouse Properties, Inc. (b)	2,094	30,489
Ryman Hospitality Properties, Inc.	2,441	126,053
Sabra Health Care REIT, Inc.	3,542	71,655
Saul Centers, Inc.	537	27,532
Select Income REIT	3,615	71,649
Silver Bay Realty Trust Corp.	2,163	33,873
Sovran Self Storage, Inc.	1,942	208,396
STAG Industrial, Inc. (b)	3,603	66,475
STORE Capital Corp.	2,148	49,834
Summit Hotel Properties, Inc.	4,710	56,284
Sun Communities, Inc.	2,796	191,610
Sunstone Hotel Investors, Inc.	11,504	143,685
Terreno Realty Corp. (b)	2,424	54,831
UMH Properties, Inc. (b)	751	7,600
United Development Funding IV (b)	1,540	16,940
Universal Health Realty Income Trust	700	35,007
Urban Edge Properties	4,904	114,999
Urstadt Biddle Properties, Inc. Class A	1,465	28,187
Washington Real Estate Investment Trust (b)	3,809	103,072
Western Asset Mortgage Capital Corp. (b)	2,443	24,967

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Whitestone REIT (b)	1,283	$15,409
Xenia Hotels & Resorts, Inc.	6,176	94,678

		8,520,022

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	2,738	96,679
Altisource Asset Management Corp. (a)	82	1,407
Altisource Portfolio Solutions SA (a)	812	22,582
AV Homes, Inc. (a) (b)	527	6,751
Consolidated-Tomoka Land Co. (b)	169	8,908
Forestar Group, Inc. (a) (b)	2,078	22,733
FRP Holdings, Inc. (a) (b)	392	13,304
Kennedy-Wilson Holdings, Inc. (b)	5,172	124,542
Marcus & Millichap, Inc. (a)	837	24,390
RE/MAX Holdings, Inc. Class A (b)	673	25,103
RMR Group, Inc. Class A (a)	105	1,513
St. Joe Co. (a)	3,199	59,214
Tejon Ranch Co. (a) (b)	840	16,086

		423,212

ROAD & RAIL — 0.5%
ArcBest Corp.	1,520	32,513
Celadon Group, Inc. (b)	1,508	14,914
Covenant Transportation Group, Inc. Class A (a)	560	10,579
Heartland Express, Inc. (b)	2,987	50,839
Knight Transportation, Inc.	3,474	84,175
Marten Transport, Ltd. (b)	1,373	24,302
PAM Transportation Services, Inc. (a)	100	2,759
Roadrunner Transportation Systems, Inc. (a) (b)	1,563	14,739
Saia, Inc. (a) (b)	1,429	31,795
Swift Transportation Co. (a) (b)	4,764	65,839
Universal Truckload Services, Inc.	280	3,931
USA Truck, Inc. (a)	387	6,753
Werner Enterprises, Inc. (b)	2,544	59,504
YRC Worldwide, Inc. (a)	1,791	25,396

		428,038

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	2,290	64,647
Advanced Micro Devices, Inc. (a) (b)	36,610	105,071
Alpha & Omega Semiconductor, Ltd. (a)	895	8,225
Ambarella, Inc. (a) (b)	1,679	93,587
Amkor Technology, Inc. (a)	4,792	29,135
Applied Micro Circuits Corp. (a)	4,257	27,117
Axcelis Technologies, Inc. (a)	6,400	16,576
Brooks Automation, Inc.	3,978	42,485
Cabot Microelectronics Corp. (a)	1,317	57,658
Cascade Microtech, Inc. (a)	723	11,749
Cavium, Inc. (a)	3,053	200,613
CEVA, Inc. (a)	1,069	24,972
Cirrus Logic, Inc. (a) (b)	3,477	102,676
Cohu, Inc.	1,457	17,586
Diodes, Inc. (a) (b)	2,107	48,419
DSP Group, Inc. (a)	1,122	10,592
Entegris, Inc. (a)	7,804	103,559
Exar Corp. (a) (b)	2,245	13,762
Fairchild Semiconductor International, Inc. (a)	6,624	137,183

FormFactor, Inc. (a) (b)	3,166	28,494
Inphi Corp. (a)	1,982	53,554
Integrated Device Technology, Inc. (a)	8,162	215,069
Intersil Corp. Class A	7,511	95,840
IXYS Corp.	1,429	18,048
Kopin Corp. (a) (b)	3,954	10,755
Lattice Semiconductor Corp. (a) (b)	6,867	44,429
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	1,174	48,005
Mattson Technology, Inc. (a) (b)	3,784	13,357
MaxLinear, Inc. Class A (a)	3,086	45,457
Microsemi Corp. (a) (b)	5,178	168,751
MKS Instruments, Inc.	2,875	103,500
Monolithic Power Systems, Inc. (b)	2,178	138,760
Nanometrics, Inc. (a) (b)	1,381	20,908
NeoPhotonics Corp. (a)	1,400	15,204
NVE Corp.	280	15,730
OmniVision Technologies, Inc. (a)	3,144	91,239
PDF Solutions, Inc. (a) (b)	1,912	20,726
Photronics, Inc. (a) (b)	3,620	45,069
PMC-Sierra, Inc. (a)	9,727	113,028
Power Integrations, Inc.	1,688	82,087
Rambus, Inc. (a) (b)	6,576	76,216
Rudolph Technologies, Inc. (a)	1,967	27,971
Semtech Corp. (a)	3,782	71,555
Sigma Designs, Inc. (a) (b)	1,827	11,547
Silicon Laboratories, Inc. (a)	2,441	118,486
Synaptics, Inc. (a) (b)	2,022	162,447
Tessera Technologies, Inc.	2,861	85,859
Ultra Clean Holdings, Inc. (a)	1,255	6,426
Ultratech, Inc. (a) (b)	1,624	32,188
Veeco Instruments, Inc. (a)	2,303	47,350
Xcerra Corp. (a)	2,822	17,073

		3,160,740

SOFTWARE — 4.6%
A10 Networks, Inc. (a)	2,107	13,822
ACI Worldwide, Inc. (a)	6,532	139,785
American Software, Inc. Class A	1,399	14,242
Aspen Technology, Inc. (a)	4,717	178,114
AVG Technologies NV (a)	2,375	47,619
Barracuda Networks, Inc. (a)	447	8,350
Blackbaud, Inc.	2,607	171,697
Bottomline Technologies de, Inc. (a) (b)	2,206	65,584
BroadSoft, Inc. (a) (b)	1,660	58,698
Callidus Software, Inc. (a)	2,886	53,593
CommVault Systems, Inc. (a)	2,544	100,106
Digimarc Corp. (a) (b)	364	13,290
Digital Turbine, Inc. (a) (b)	2,524	3,357
Ebix, Inc. (b)	1,605	52,628
Ellie Mae, Inc. (a) (b)	1,671	100,644
EnerNOC, Inc. (a) (b)	1,538	5,921
Epiq Systems, Inc.	1,884	24,624
Fair Isaac Corp.	1,755	165,286
Fleetmatics Group PLC (a)	2,096	106,456
Gigamon, Inc. (a) (b)	1,353	35,949
Globant SA (a)	778	29,183
Glu Mobile, Inc. (a)	5,564	13,520
Guidance Software, Inc. (a) (b)	975	5,869
Guidewire Software, Inc. (a) (b)	3,894	234,263

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

HubSpot, Inc. (a)	1,011	$56,929
Imperva, Inc. (a) (b)	1,437	90,976
Infoblox, Inc. (a)	3,225	59,308
Interactive Intelligence Group, Inc. (a) (b)	907	28,498
Jive Software, Inc. (a)	2,234	9,115
Manhattan Associates, Inc. (a) (b)	4,067	269,113
Mentor Graphics Corp.	5,511	101,513
MicroStrategy, Inc. Class A (a)	500	89,645
MobileIron, Inc. (a) (b)	1,929	6,964
Model N, Inc. (a)	1,288	14,374
Monotype Imaging Holdings, Inc.	2,245	53,072
Park City Group, Inc. (a)	200	2,382
Paycom Software, Inc. (a) (b)	1,740	65,476
Paylocity Holding Corp. (a)	754	30,575
Pegasystems, Inc. (b)	2,094	57,585
Progress Software Corp. (a)	2,803	67,272
Proofpoint, Inc. (a) (b)	2,236	145,362
PROS Holdings, Inc. (a) (b)	1,297	29,883
QAD, Inc. Class A	675	13,851
Qlik Technologies, Inc. (a) (b)	5,016	158,807
Qualys, Inc. (a)	1,410	46,657
Rapid7, Inc. (a) (b)	397	6,007
RealPage, Inc. (a) (b)	2,971	66,699
RingCentral, Inc. Class A (a)	2,692	63,477
Rovi Corp. (a)	4,484	74,703
Rubicon Project, Inc. (a)	1,371	22,553
Sapiens International Corp. NV (b)	1,608	16,402
Seachange International, Inc. (a) (b)	1,958	13,197
Silver Spring Networks, Inc. (a)	1,958	28,215
Synchronoss Technologies, Inc. (a) (b)	2,122	74,758
Take-Two Interactive Software, Inc. (a)	4,674	162,842
Tangoe, Inc. (a) (b)	2,460	20,639
TeleCommunication Systems, Inc. Class A (a)	2,822	14,025
Telenav, Inc. (a) (b)	1,837	10,452
TiVo, Inc. (a)	5,785	49,925
TubeMogul, Inc. (a) (b)	700	9,520
Tyler Technologies, Inc. (a)	1,883	328,245
Varonis Systems, Inc. (a)	309	5,809
VASCO Data Security International, Inc. (a) (b)	1,716	28,709
Verint Systems, Inc. (a)	3,444	139,689
VirnetX Holding Corp. (a) (b)	2,527	6,494
Workiva, Inc. (a)	584	10,261
Xura, Inc. (a)	1,343	33,011
Zendesk, Inc. (a)	2,739	72,419
Zix Corp. (a)	3,780	19,202

		4,317,210

SPECIALTY RETAIL — 2.7%
Abercrombie & Fitch Co. Class A	4,002	108,054
America’s Car-Mart, Inc. (a) (b)	499	13,318
American Eagle Outfitters, Inc. (b)	10,852	168,206
Asbury Automotive Group, Inc. (a)	1,482	99,946
Ascena Retail Group, Inc. (a) (b)	9,546	94,028
Barnes & Noble Education, Inc. (a)	1,787	17,781
Barnes & Noble, Inc. (b)	2,831	24,658
bebe stores, Inc. (b)	2,164	1,223
Big 5 Sporting Goods Corp. (b)	954	9,530
Boot Barn Holdings, Inc. (a)	621	7,632

Buckle, Inc. (b)	1,588	48,879
Build-A-Bear Workshop, Inc. (a)	697	8,531
Caleres, Inc.	2,432	65,226
Cato Corp. (Class A) Class A (b)	1,548	56,997
Chico’s FAS, Inc.	7,993	85,285
Children’s Place, Inc. (b)	1,178	65,026
Christopher & Banks Corp. (a) (b)	2,153	3,552
Citi Trends, Inc.	895	19,019
Conn’s, Inc. (a) (b)	1,263	29,643
Container Store Group, Inc. (a)	751	6,158
Destination XL Group, Inc. (a) (b)	2,697	14,887
Express, Inc. (a)	4,538	78,417
Finish Line, Inc. Class A	2,607	47,135
Five Below, Inc. (a) (b)	3,053	98,001
Francesca’s Holdings Corp. (a) (b)	2,376	41,366
Genesco, Inc. (a)	1,256	71,378
Group 1 Automotive, Inc.	1,242	94,019
Guess?, Inc. (b)	3,447	65,079
Haverty Furniture Cos., Inc.	1,178	25,256
Hibbett Sports, Inc. (a) (b)	1,395	42,185
Kirkland’s, Inc. (b)	807	11,701
Lithia Motors, Inc. Class A (b)	1,272	135,684
Lumber Liquidators Holdings, Inc. (a) (b)	1,605	27,863
MarineMax, Inc. (a)	1,316	24,241
Mattress Firm Holding Corp. (a) (b)	1,202	53,645
Men’s Wearhouse, Inc.	2,694	39,548
Monro Muffler Brake, Inc.	1,763	116,746
Outerwall, Inc. (b)	864	31,571
Party City Holdco, Inc. (a)	1,260	16,267
Pep Boys-Manny Moe & Jack (a)	3,194	58,802
Pier 1 Imports, Inc.	4,619	23,511
Rent-A-Center, Inc. (b)	2,747	41,123
Restoration Hardware Holdings, Inc. (a) (b)	1,875	148,969
Select Comfort Corp. (a)	2,697	57,743
Shoe Carnival, Inc. (b)	898	20,834
Sonic Automotive, Inc. Class A (b)	1,606	36,553
Sportsman’s Warehouse Holdings, Inc. (a)	577	7,443
Stage Stores, Inc. (b)	1,785	16,261
Stein Mart, Inc. (b)	1,650	11,105
Systemax, Inc. (a)	644	5,538
Tile Shop Holdings, Inc. (a)	1,568	25,715
Tilly’s, Inc. Class A (a) (b)	563	3,733
Vitamin Shoppe, Inc. (a) (b)	1,538	50,293
West Marine, Inc. (a)	1,011	8,583
Winmark Corp. (b)	142	13,207
Zumiez, Inc. (a) (b)	1,259	19,036

		2,516,130

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Avid Technology, Inc. (a) (b)	1,680	12,247
CPI Card Group, Inc. (a) (b)	1,000	10,660
Cray, Inc. (a)	2,329	75,576
Diebold, Inc.	3,644	109,648
Eastman Kodak Co. (a) (b)	982	12,314
Electronics For Imaging, Inc. (a)	2,592	121,150
Imation Corp. (a) (b)	2,384	3,266
Immersion Corp. (a) (b)	1,676	19,542

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Nimble Storage, Inc. (a) (b)	2,612	$24,031
Pure Storage, Inc. Class A (a) (b)	1,500	23,355
QLogic Corp. (a)	4,919	60,012
Quantum Corp. (a) (b)	12,501	11,626
Silicon Graphics International Corp. (a)	1,996	11,776
Stratasys, Ltd. (a)	2,804	65,838
Super Micro Computer, Inc. (a) (b)	1,994	48,873
Violin Memory, Inc. (a) (b)	4,493	4,044

		613,958

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Cherokee, Inc. (a)	420	7,245
Columbia Sportswear Co. (b)	1,645	80,210
Crocs, Inc. (a) (b)	3,862	39,547
Culp, Inc.	471	11,996
Deckers Outdoor Corp. (a) (b)	1,827	86,234
G-III Apparel Group, Ltd. (a)	2,181	96,531
Iconix Brand Group, Inc. (a) (b)	2,738	18,701
Movado Group, Inc. (b)	1,036	26,636
Oxford Industries, Inc.	756	48,248
Perry Ellis International, Inc. (a)	751	13,833
Sequential Brands Group, Inc. (a) (b)	1,681	13,297
Steven Madden, Ltd. (a) (b)	3,056	92,352
Superior Uniform Group, Inc. (b)	420	7,132
Tumi Holdings, Inc. (a) (b)	3,294	54,779
Unifi, Inc. (a)	879	24,744
Vera Bradley, Inc. (a)	1,262	19,889
Vince Holding Corp. (a) (b)	669	3,064
Wolverine World Wide, Inc. (b)	5,683	94,963

		739,401

THRIFTS & MORTGAGE FINANCE — 2.2%
Anchor BanCorp Wisconsin, Inc. (a)	370	16,102
Astoria Financial Corp.	5,157	81,738
Bank Mutual Corp. (b)	2,803	21,863
BankFinancial Corp. (b)	1,325	16,735
BBX Capital Corp. Class A (a) (b)	415	6,495
Bear State Financial, Inc. (a) (b)	1,158	12,541
Beneficial Bancorp, Inc. (a)	4,789	63,789
BofI Holding, Inc. (a) (b)	3,371	70,960
Brookline Bancorp, Inc.	4,172	47,978
BSB Bancorp, Inc. (a)	420	9,824
Capitol Federal Financial, Inc. (b)	8,025	100,794
Charter Financial Corp.	955	12,616
Clifton Bancorp, Inc. (b)	1,482	21,252
Dime Community Bancshares, Inc.	1,874	32,776
Essent Group, Ltd. (a)	3,082	67,465
EverBank Financial Corp. (b)	5,116	81,754
Federal Agricultural Mortgage Corp. Class C (b)	619	19,542
First Defiance Financial Corp.	592	22,366
Flagstar Bancorp, Inc. (a)	1,187	27,432
Fox Chase Bancorp, Inc.	731	14,832
Hingham Institution for Savings (b)	61	7,308
HomeStreet, Inc. (a)	1,271	27,593
Impac Mortgage Holdings, Inc. (a) (b)	420	7,560
Kearny Financial Corp.	5,426	68,747
LendingTree, Inc. (a) (b)	363	32,409
Meridian Bancorp, Inc. (b)	2,802	39,508
Meta Financial Group, Inc. (b)	366	16,810

MGIC Investment Corp. (a)	18,761	165,660
Nationstar Mortgage Holdings, Inc. (a) (b)	1,967	26,299
NMI Holdings, Inc. Class A (a)	2,832	19,173
Northfield Bancorp, Inc. (b)	2,514	40,023
Northwest Bancshares, Inc.	5,900	79,001
OceanFirst Financial Corp. (b)	840	16,825
Ocwen Financial Corp. (a) (b)	5,464	38,084
Oritani Financial Corp.	2,683	44,269
PennyMac Financial Services, Inc. Class A (a)	754	11,581
PHH Corp. (a) (b)	2,859	46,316
Provident Financial Services, Inc.	3,536	71,250
Radian Group, Inc. (b)	10,502	140,622
Stonegate Mortgage Corp. (a)	897	4,889
Territorial Bancorp, Inc. (b)	489	13,565
TrustCo Bank Corp. (b)	5,627	34,550
United Community Financial Corp.	2,809	16,573
United Financial Bancorp, Inc.	2,971	38,266
Walker & Dunlop, Inc. (a) (b)	1,345	38,749
Walter Investment Management Corp. (a) (b)	2,207	31,384
Washington Federal, Inc. (b)	5,268	125,536
Waterstone Financial, Inc.	1,419	20,008
WSFS Financial Corp.	1,799	58,216

		2,029,628

TOBACCO — 0.2%
Universal Corp. (b)	1,255	70,380
Vector Group, Ltd.	4,820	113,704

		184,084

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle, Ltd. (b)	3,585	74,891
Applied Industrial Technologies, Inc. (b)	2,232	90,374
Beacon Roofing Supply, Inc. (a)	2,776	114,316
BMC Stock Holdings, Inc. (a)	1,999	33,483
CAI International, Inc. (a)	1,031	10,392
DXP Enterprises, Inc. (a) (b)	728	16,598
H&E Equipment Services, Inc.	1,715	29,978
Kaman Corp. (b)	1,604	65,459
Lawson Products, Inc. (a)	280	6,538
MRC Global, Inc. (a)	6,014	77,581
Neff Corp. Class A (a) (b)	831	6,365
Rush Enterprises, Inc. Class A (a) (b)	1,828	40,015
TAL International Group, Inc. (a) (b)	1,734	27,571
Textainer Group Holdings, Ltd. (b)	1,271	17,934
Titan Machinery, Inc. (a) (b)	1,031	11,269
Univar, Inc. (a)	2,164	36,810
Veritiv Corp. (a)	420	15,212

		674,786

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)	3,603	43,128

WATER UTILITIES — 0.3%
American States Water Co.	2,022	84,823
Artesian Resources Corp. Class A	448	12,410
California Water Service Group	2,534	58,966
Connecticut Water Service, Inc. (b)	647	24,593
Consolidated Water Co., Ltd.	700	8,568

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Middlesex Water Co.	947	$25,133
SJW Corp.	926	27,456
York Water Co. (b)	779	19,428

		261,377

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	2,245	14,862
NTELOS Holdings Corp. (a)	868	7,934
Shenandoah Telecommunications Co.	1,409	60,657
Spok Holdings, Inc.	1,262	23,120

		106,573

TOTAL COMMON STOCKS (Cost $104,335,580)		92,996,555

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	580	481
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (d)	154	—

		481

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals, Inc. (CVR) (expiring 7/2/16) (a) (d)	209	—
Omthera Pharmaceuticals, Inc. (CVR) (expiring 3/31/21) (a) (d)	24	—

		—

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a) (b) (d)	2,486	6,265

TOTAL RIGHTS (Cost $6,265)		6,746

WARRANT — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (d)	71	—

SHORT-TERM INVESTMENTS — 23.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	135,563	135,563
State Street Navigator Securities Lending Prime Portfolio (f) (g)	21,717,045	21,717,045

TOTAL SHORT-TERM INVESTMENTS (Cost $21,852,608)		21,852,608

TOTAL INVESTMENTS — 123.1% (h) (Cost $126,194,453)		114,855,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.1)%		(21,566,260)

NET ASSETS — 100.0%		$93,289,649

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	Investment of cash collateral for securities loaned
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

NVDR  Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
L-3 Communications Holdings, Inc.	16,970	$2,028,085
Raytheon Co.	22,142	2,757,343

		4,785,428

AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	24,061	1,492,263
Expeditors International of Washington, Inc.	16,266	733,597

		2,225,860

AIRLINES — 0.2%
Copa Holdings SA (Class A)	11,298	545,241

AUTO COMPONENTS — 0.2%
Gentex Corp.	51,399	822,898

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	24,402	1,107,607
Thor Industries, Inc.	14,913	837,365

		1,944,972

BANKS — 0.1%
Bank of Hawaii Corp.	2,823	177,567
BOK Financial Corp.	2,145	128,249

		305,816

BEVERAGES — 1.8%
Coca-Cola Enterprises, Inc.	53,548	2,636,703
Dr. Pepper Snapple Group, Inc.	17,648	1,644,794
Molson Coors Brewing Co. (Class B)	16,266	1,527,703

		5,809,200

BUILDING PRODUCTS — 0.2%
Owens Corning	11,296	531,251

CAPITAL MARKETS — 2.2%
Artisan Partners Asset Management, Inc. (Class A)	7,117	256,639
Eaton Vance Corp.	32,421	1,051,413
Federated Investors, Inc. (Class B)	32,308	925,624
Invesco, Ltd.	29,935	1,002,224
Lazard, Ltd. (Class A)	20,108	905,061
LPL Financial Holdings, Inc.	12,539	534,788
T Rowe Price Group, Inc.	23,272	1,663,715
Waddell & Reed Financial, Inc. (Class A)	29,033	832,086

		7,171,550

CHEMICALS — 2.5%
Airgas, Inc.	9,717	1,344,055
Albemarle Corp.	10,731	601,043
Cabot Corp.	21,803	891,307
Celanese Corp. (Series A)	11,861	798,601
CF Industries Holdings, Inc.	25,078	1,023,433
Eastman Chemical Co.	9,942	671,184
Huntsman Corp.	30,502	346,808
Mosaic Co.	28,581	788,550
RPM International, Inc.	12,426	547,490
Scotts Miracle-Gro Co. (Class A)	14,235	918,300
Valspar Corp.	5,648	468,502

		8,399,273

COMMERCIAL SERVICES & SUPPLIES — 3.2%
ADT Corp.	58,970	1,944,831
Covanta Holding Corp.	25,985	402,508
KAR Auction Services, Inc.	17,398	644,248
Pitney Bowes, Inc.	51,062	1,054,430
Republic Services, Inc.	28,243	1,242,410
RR Donnelley & Sons Co.	71,848	1,057,602
Tyco International PLC	63,263	2,017,457
Waste Management, Inc.	41,236	2,200,765

		10,564,251

COMMUNICATIONS EQUIPMENT — 0.5%
Harris Corp.	19,091	1,659,008

CONSTRUCTION & ENGINEERING — 0.5%
Fluor Corp.	16,155	762,839
KBR, Inc.	49,706	841,026

		1,603,865

CONSUMER FINANCE — 0.1%
Navient Corp.	40,894	468,236

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc.	12,765	927,377
Avery Dennison Corp.	28,581	1,790,886
Bemis Co., Inc.	23,950	1,070,326
International Paper Co.	67,330	2,538,341
Packaging Corp. of America	33,666	2,122,641
Silgan Holdings, Inc.	2,938	157,829
Sonoco Products Co.	34,794	1,422,031

		10,029,431

DISTRIBUTORS — 1.1%
Genuine Parts Co.	42,289	3,632,202

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	87,210	2,904,965

DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc.	5,761	373,889

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink, Inc.	194,081	4,883,078
Frontier Communications Corp.	345,457	1,613,284

		6,496,362

ELECTRIC UTILITIES — 4.9%
American Electric Power Co., Inc.	22,707	1,323,137
Edison International	16,833	996,682
Entergy Corp.	25,417	1,737,506
Eversource Energy	17,963	917,370
Exelon Corp.	40,781	1,132,488
FirstEnergy Corp.	35,698	1,132,698
Great Plains Energy, Inc.	30,050	820,666
Hawaiian Electric Industries, Inc.	17,283	500,343
ITC Holdings Corp.	4,857	190,637
OGE Energy Corp.	32,308	849,377
Pepco Holdings, Inc.	9,603	249,774
Pinnacle West Capital Corp.	20,899	1,347,568
PPL Corp.	44,960	1,534,485
Southern Co.	24,742	1,157,678
Westar Energy, Inc.	24,176	1,025,304
Xcel Energy, Inc.	37,278	1,338,653

		16,254,366

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	52,644	$2,517,963
Hubbell, Inc.	11,409	1,152,765
Regal Beloit Corp.	3,162	185,040
Rockwell Automation, Inc.	13,104	1,344,602

		5,200,370

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Avnet, Inc.	11,072	474,324
Corning, Inc.	144,372	2,639,120
FLIR Systems, Inc.	11,411	320,307
Jabil Circuit, Inc.	13,443	313,087
National Instruments Corp.	17,285	495,907

		4,242,745

ENERGY EQUIPMENT & SERVICES — 3.8%
Diamond Offshore Drilling, Inc.	22,142	467,196
Ensco PLC (Class A)	80,660	1,241,357
Frank’s International NV	11,863	197,993
Helmerich & Payne, Inc.	33,212	1,778,503
Nabors Industries, Ltd.	43,719	372,049
National Oilwell Varco, Inc.	133,528	4,471,853
Noble Corp. PLC	83,260	878,393
Oceaneering International, Inc.	34,003	1,275,793
Patterson-UTI Energy, Inc.	50,498	761,510
RPC, Inc.	19,769	236,239
Seadrill, Ltd. (a)	128,669	436,188
Superior Energy Services, Inc.	24,402	328,695

		12,445,769

FOOD & STAPLES RETAILING — 1.5%
Sysco Corp.	120,110	4,924,510

FOOD PRODUCTS — 3.7%
Bunge, Ltd.	17,850	1,218,798
Campbell Soup Co.	20,221	1,062,614
ConAgra Foods, Inc.	37,391	1,576,405
Flowers Foods, Inc.	47,107	1,012,329
Hershey Co.	12,541	1,119,535
Hormel Foods Corp.	8,360	661,109
Ingredion, Inc.	18,552	1,778,024
Kellogg Co.	30,387	2,196,068
McCormick & Co., Inc.	14,008	1,198,524
Pinnacle Foods, Inc.	8,812	374,158

		12,197,564

GAS UTILITIES — 1.3%
AGL Resources, Inc.	21,916	1,398,460
Atmos Energy Corp.	15,590	982,793
National Fuel Gas Co.	13,556	579,519
Questar Corp.	26,323	512,772
UGI Corp.	25,417	858,078

		4,331,622

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
ResMed, Inc.	24,402	1,310,143

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Patterson Cos., Inc.	16,155	730,367
Quest Diagnostics, Inc.	16,720	1,189,461

		1,919,828

HOTELS, RESTAURANTS & LEISURE — 2.2%
Brinker International, Inc.	17,851	855,956
Extended Stay America, Inc.	6,778	107,770
International Game Technology PLC	20,899	338,146
Las Vegas Sands Corp.	30,387	1,332,166
Six Flags Entertainment Corp.	17,737	974,471
Starwood Hotels & Resorts Worldwide, Inc.	13,782	954,817
Wendy’s Co.	16,266	175,185
Wyndham Worldwide Corp.	9,940	722,141
Wynn Resorts, Ltd.	24,176	1,672,737

		7,133,389

HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	40,781	1,515,830
Leggett & Platt, Inc.	25,080	1,053,862
Tupperware Brands Corp.	17,170	955,510

		3,525,202

HOUSEHOLD PRODUCTS — 1.7%
Clorox Co.	15,614	1,980,323
Kimberly-Clark Corp.	27,703	3,526,592

		5,506,915

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	40,219	384,896
NRG Energy, Inc.	14,912	175,514

		560,410

INSURANCE — 6.3%
Allied World Assurance Co. Holdings AG	17,624	655,437
American National Insurance Co.	1,130	115,565
AmTrust Financial Services, Inc.	3,840	236,467
Arthur J Gallagher & Co.	15,025	615,124
Aspen Insurance Holdings, Ltd.	10,166	491,018
Assurant, Inc.	4,407	354,940
Assured Guaranty, Ltd.	37,280	985,310
Axis Capital Holdings, Ltd.	25,869	1,454,355
Chubb Corp.	14,597	1,936,146
Cincinnati Financial Corp.	25,530	1,510,610
CNA Financial Corp.	1,808	63,551
Endurance Specialty Holdings, Ltd.	10,392	664,984
Erie Indemnity Co. (Class A)	3,503	335,027
Everest Re Group, Ltd.	10,168	1,861,659
FNF Group	24,061	834,195
Hanover Insurance Group, Inc.	6,439	523,748
Mercury General Corp.	9,151	426,162
Old Republic International Corp.	89,922	1,675,247
PartnerRe, Ltd.	11,072	1,547,201
ProAssurance Corp.	13,107	636,083
Progressive Corp.	56,145	1,785,411
RenaissanceRe Holdings, Ltd.	4,518	511,393
Validus Holdings, Ltd.	29,146	1,349,168

		20,568,801

IT SERVICES — 3.4%
Booz Allen Hamilton Holding Corp.	19,317	595,929
Broadridge Financial Solutions, Inc.	19,882	1,068,260
Computer Sciences Corp.	12,087	395,003
CSRA, Inc.	12,315	369,450
Jack Henry & Associates, Inc.	6,778	529,091
Leidos Holdings, Inc.	22,933	1,290,211

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Paychex, Inc.	35,698	$1,888,067
Western Union Co.	154,993	2,775,925
Xerox Corp.	215,881	2,294,815

		11,206,751

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	12,652	852,239
Mattel, Inc.	116,471	3,164,517

		4,016,756

MACHINERY — 4.5%
Allison Transmission Holdings, Inc.	16,155	418,253
Crane Co.	16,268	778,261
Cummins, Inc.	21,577	1,898,992
Donaldson Co., Inc.	30,048	861,176
Dover Corp.	38,975	2,389,557
Flowserve Corp.	9,490	399,339
Graco, Inc.	6,326	455,915
IDEX Corp.	6,552	501,949
ITT Corp.	9,264	336,469
Joy Global, Inc.	15,927	200,840
Kennametal, Inc.	11,861	227,731
Lincoln Electric Holdings, Inc.	15,588	808,861
Parker-Hannifin Corp.	13,217	1,281,785
Pentair PLC	21,012	1,040,724
SPX Corp.	11,522	107,500
SPX FLOW, Inc. (a)	11,522	321,579
Stanley Black & Decker, Inc.	9,829	1,049,049
Timken Co.	26,773	765,440
Toro Co.	4,405	321,873
Trinity Industries, Inc.	21,916	526,422
Valmont Industries, Inc.	1,945	206,209

		14,897,924

MEDIA — 2.8%
Cablevision Systems Corp. (Class A)	53,433	1,704,513
Cinemark Holdings, Inc.	16,381	547,617
Interpublic Group of Cos., Inc.	59,083	1,375,452
John Wiley & Sons, Inc. (Class A)	13,443	605,338
Omnicom Group, Inc.	39,312	2,974,346
Regal Entertainment Group (Class A)	28,468	537,191
Scripps Networks Interactive, Inc. (Class A)	7,908	436,601
TEGNA, Inc.	22,142	565,064
Tribune Media Co. (Class A)	14,686	496,533

		9,242,655

METALS & MINING — 2.2%
Allegheny Technologies, Inc.	15,138	170,303
Compass Minerals International, Inc.	11,635	875,766
Freeport-McMoRan, Inc.	252,031	1,706,250
Nucor Corp.	64,731	2,608,659
Reliance Steel & Aluminum Co.	24,628	1,426,207
Steel Dynamics, Inc.	32,986	589,460

		7,376,645

MULTI-UTILITIES — 4.6%
Alliant Energy Corp.	12,880	804,356
Ameren Corp.	30,163	1,303,946
CenterPoint Energy, Inc.	72,413	1,329,503
CMS Energy Corp.	29,485	1,063,819
Consolidated Edison, Inc.	23,498	1,510,216

DTE Energy Co.	18,074	1,449,354
MDU Resources Group, Inc.	67,102	1,229,309
NiSource, Inc.	7,682	149,876
PG&E Corp.	19,091	1,015,450
Public Service Enterprise Group, Inc.	36,487	1,411,682
SCANA Corp.	18,302	1,107,088
TECO Energy, Inc.	29,935	797,768
Vectren Corp.	19,091	809,840
WEC Energy Group, Inc.	20,902	1,072,482

		15,054,689

MULTILINE RETAIL — 1.3%
Kohl’s Corp.	56,823	2,706,479
Macy’s, Inc.	28,016	980,000
Nordstrom, Inc.	12,539	624,568

		4,311,047

OIL, GAS & CONSUMABLE FUELS — 5.2%
Apache Corp.	25,304	1,125,269
Chesapeake Energy Corp.	196,112	882,504
Columbia Pipeline Group, Inc.	7,682	153,640
CVR Energy, Inc.	5,422	213,356
Denbury Resources, Inc.	122,908	248,274
HollyFrontier Corp.	66,992	2,672,311
Marathon Oil Corp.	192,499	2,423,562
Murphy Oil Corp.	61,231	1,374,636
Occidental Petroleum Corp.	50,724	3,429,450
ONEOK, Inc.	40,103	988,940
PBF Energy, Inc. (Class A)	14,573	536,432
Targa Resources Corp.	16,268	440,212
Valero Energy Corp.	35,698	2,524,205

		17,012,791

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	21,916	809,796

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	149,796	606,674

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	3,614	375,603
ManpowerGroup, Inc.	7,795	657,041
Robert Half International, Inc.	8,587	404,791

		1,437,435

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.1%
American Capital Agency Corp.	35,246	611,166
BioMed Realty Trust, Inc.	21,012	497,774
Camden Property Trust	10,770	826,705
CBL & Associates Properties, Inc.	52,077	644,193
Chimera Investment Corp.	70,829	966,108
Corporate Office Properties Trust	6,778	147,964
Corrections Corp. of America	40,329	1,068,315
Digital Realty Trust, Inc.	9,038	683,454
Equity LifeStyle Properties, Inc.	5,535	369,018
Four Corners Property Trust, Inc. (a)	678	16,380
Gaming and Leisure Properties, Inc.	10,846	301,519
HCP, Inc.	51,853	1,982,859
Hospitality Properties Trust	28,581	747,393
Host Hotels & Resorts, Inc.	81,223	1,245,961
Iron Mountain, Inc.	41,911	1,132,016
Kimco Realty Corp.	32,986	872,810
Lamar Advertising Co. (Class A)	25,419	1,524,632

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Liberty Property Trust	12,087	$375,301
Macerich Co.	14,121	1,139,424
MFA Financial, Inc.	127,541	841,771
National Retail Properties, Inc.	16,266	651,453
NorthStar Realty Europe Corp.	1,017	12,011
Omega Healthcare Investors, Inc.	31,633	1,106,522
Outfront Media, Inc.	47,333	1,033,279
Plum Creek Timber Co., Inc.	20,334	970,338
Post Properties, Inc.	12,202	721,870
Rayonier, Inc.	43,717	970,517
Regency Centers Corp.	6,778	461,717
Senior Housing Properties Trust	38,182	566,621
Tanger Factory Outlet Centers, Inc.	9,829	321,408
Taubman Centers, Inc.	20,447	1,568,694
Two Harbors Investment Corp.	78,400	635,040
Weingarten Realty Investors	21,803	753,948
Weyerhaeuser Co.	101,105	3,031,128
WP Carey, Inc.	7,004	413,236
WP Glimcher, Inc.	63,827	677,204

		29,889,749

ROAD & RAIL — 0.6%
Norfolk Southern Corp.	19,317	1,634,025
Ryder System, Inc.	8,473	481,521

		2,115,546

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
KLA-Tencor Corp.	55,017	3,815,429
Linear Technology Corp.	42,589	1,808,755
Marvell Technology Group, Ltd.	62,923	554,981
Maxim Integrated Products, Inc.	59,309	2,253,742
Microchip Technology, Inc.	21,125	983,157
Xilinx, Inc.	34,568	1,623,659

		11,039,723

SOFTWARE — 1.0%
CA, Inc.	66,879	1,910,064
Symantec Corp.	60,100	1,262,100

		3,172,164

SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	54,676	1,664,884
DSW, Inc. (Class A)	25,194	601,129
Foot Locker, Inc.	14,348	933,911
GameStop Corp. (Class A)	36,939	1,035,770
Gap, Inc.	65,859	1,626,717
GNC Holdings, Inc. (Class A)	9,151	283,864
Penske Automotive Group, Inc.	5,650	239,221
Staples, Inc.	220,515	2,088,277
Williams-Sonoma, Inc.	13,443	785,206

		9,258,979

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	31,517	479,058
Lexmark International, Inc. (Class A)	21,125	685,506
NetApp, Inc.	69,814	1,852,166
SanDisk Corp.	33,477	2,543,917

		5,560,647

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	95,118	3,113,212
Ralph Lauren Corp.	7,795	868,987

		3,982,199

THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc.	51,853	846,241

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	34,232	1,397,350
GATX Corp.	12,090	514,429
MSC Industrial Direct Co., Inc. (Class A)	14,573	820,023
Watsco, Inc.	3,527	413,118
WW Grainger, Inc.	6,891	1,396,048

		4,540,968

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	7,906	472,383
Aqua America, Inc.	11,522	343,356

		815,739

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	20,111	520,674

TOTAL COMMON STOCKS (Cost $334,758,012)		328,111,124

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $54,504)	54,504	54,504

TOTAL INVESTMENTS — 99.8% (d) (Cost $334,812,516)		328,165,628
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		574,460

NET ASSETS — 100.0%		$328,740,088

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.2%
B/E Aerospace, Inc.	2,560	$108,467
Boeing Co.	5,173	747,964
BWX Technologies, Inc.	4,142	131,591
General Dynamics Corp.	5,297	727,596
Hexcel Corp.	14,274	663,027
Honeywell International, Inc.	3,815	395,119
Huntington Ingalls Industries, Inc.	9,866	1,251,502
L-3 Communications Holdings, Inc.	6,588	787,332
Lockheed Martin Corp.	2,705	587,391
Northrop Grumman Corp.	7,026	1,326,579
Orbital ATK, Inc.	2,108	188,329
Precision Castparts Corp.	1,480	343,375
Raytheon Co.	6,287	782,920
Rockwell Collins, Inc.	7,102	655,515
Spirit AeroSystems Holdings, Inc. (Class A) (a)	14,738	737,932
Textron, Inc.	16,391	688,586
TransDigm Group, Inc. (a)	740	169,053
Triumph Group, Inc.	832	33,072
United Technologies Corp.	2,083	200,114

		10,525,464

AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	5,191	321,946
Expeditors International of Washington, Inc.	21,536	971,274
FedEx Corp.	3,112	463,657
United Parcel Service, Inc. (Class B)	2,862	275,410

		2,032,287

AIRLINES — 2.0%
Alaska Air Group, Inc.	25,593	2,060,492
American Airlines Group, Inc.	17,341	734,391
Copa Holdings SA (Class A)	452	21,814
Delta Air Lines, Inc.	17,613	892,803
JetBlue Airways Corp. (a)	48,824	1,105,864
Southwest Airlines Co.	29,884	1,286,805
Spirit Airlines, Inc. (a)	497	19,805
United Continental Holdings, Inc. (a)	8,895	509,684

		6,631,658

AUTO COMPONENTS — 1.9%
BorgWarner, Inc.	9,249	399,834
Delphi Automotive PLC	19,056	1,633,671
Gentex Corp.	24,726	395,863
Goodyear Tire & Rubber Co.	24,705	807,112
Johnson Controls, Inc.	10,798	426,413
Lear Corp.	18,389	2,258,721
Visteon Corp. (a)	3,257	372,927

		6,294,541

AUTOMOBILES — 0.6%
Ford Motor Co.	26,785	377,401
General Motors Co.	19,387	659,352
Harley-Davidson, Inc.	6,092	276,516
Thor Industries, Inc.	12,184	684,131

		1,997,400

BANKS — 1.0%
Associated Banc-Corp	3,840	72,000

Bank of America Corp.	1,130	19,018
Bank of Hawaii Corp.	1,240	77,996
BankUnited, Inc.	1,683	60,689
BB&T Corp.	4,312	163,037
BOK Financial Corp.	565	33,781
CIT Group, Inc.	5,397	214,261
Citigroup, Inc.	565	29,239
Citizens Financial Group, Inc.	3,687	96,563
Comerica, Inc.	2,615	109,385
Commerce Bancshares, Inc.	2,098	89,249
Cullen/Frost Bankers, Inc.	986	59,160
East West Bancorp, Inc.	2,712	112,711
Fifth Third Bancorp	11,437	229,884
First Horizon National Corp.	10,651	154,653
First Republic Bank	2,030	134,102
Huntington Bancshares, Inc.	17,172	189,922
JPMorgan Chase & Co.	339	22,384
KeyCorp	11,701	154,336
M&T Bank Corp.	904	109,547
PacWest Bancorp	1,525	65,728
People’s United Financial, Inc.	5,329	86,063
PNC Financial Services Group, Inc.	1,791	170,700
Regions Financial Corp.	20,107	193,027
Signature Bank (a)	750	115,027
SunTrust Banks, Inc.	1,716	73,513
SVB Financial Group (a)	540	64,206
Synovus Financial Corp.	3,164	102,450
TCF Financial Corp.	4,695	66,293
US Bancorp	1,695	72,326
Zions Bancorp	3,266	89,162

		3,230,412

BEVERAGES — 1.2%
Brown-Forman Corp. (Class A)	707	77,848
Brown-Forman Corp. (Class B)	3,333	330,900
Coca-Cola Co.	1,583	68,006
Coca-Cola Enterprises, Inc.	24,239	1,193,528
Constellation Brands, Inc. (Class A)	2,440	347,554
Dr. Pepper Snapple Group, Inc.	9,242	861,354
Molson Coors Brewing Co. (Class B)	7,101	666,926
Monster Beverage Corp. (a)	1,626	242,209
PepsiCo, Inc.	1,893	189,148

		3,977,473

BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	1,106	65,519
Alexion Pharmaceuticals, Inc. (a)	840	160,230
Amgen, Inc.	493	80,029
Baxalta, Inc.	33,897	1,323,000
Biogen, Inc. (a)	475	145,516
BioMarin Pharmaceutical, Inc. (a)	339	35,514
Celgene Corp. (a)	1,017	121,796
Gilead Sciences, Inc.	2,105	213,005
Incyte Corp. (a)	226	24,510
Ionis Pharmaceuticals, Inc. (a)	533	33,009
Medivation, Inc. (a)	2,666	128,874
Regeneron Pharmaceuticals, Inc. (a)	339	184,033
Seattle Genetics, Inc. (a)	2,214	99,364
United Therapeutics Corp. (a)	4,905	768,172

		3,382,571

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

BUILDING PRODUCTS — 1.1%
Allegion PLC	4,320	$284,774
AO Smith Corp.	5,568	426,564
Armstrong World Industries, Inc. (a)	2,785	127,358
Fortune Brands Home & Security, Inc.	7,325	406,538
Lennox International, Inc.	4,611	575,914
Masco Corp.	38,867	1,099,936
Owens Corning	13,865	652,071
USG Corp. (a)	2,027	49,236

		3,622,391

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc. (a)	2,032	324,632
Ameriprise Financial, Inc.	1,166	124,086
Artisan Partners Asset Management, Inc. (Class A)	1,966	70,894
Bank of New York Mellon Corp.	2,343	96,578
BlackRock, Inc.	151	51,419
Charles Schwab Corp.	1,657	54,565
E*TRADE Financial Corp. (a)	3,760	111,446
Eaton Vance Corp.	12,152	394,089
Federated Investors, Inc. (Class B)	10,118	289,881
Franklin Resources, Inc.	4,680	172,318
Goldman Sachs Group, Inc.	170	30,639
Interactive Brokers Group, Inc. (Class A)	1,650	71,940
Invesco, Ltd.	8,697	291,176
Lazard, Ltd. (Class A)	15,919	716,514
Legg Mason, Inc.	2,708	106,235
LPL Financial Holdings, Inc.	6,306	268,951
Morgan Stanley	558	17,750
Northern Trust Corp.	1,516	109,288
Raymond James Financial, Inc.	3,614	209,504
SEI Investments Co.	13,093	686,073
State Street Corp. (b)	678	44,992
T Rowe Price Group, Inc.	8,753	625,752
TD Ameritrade Holding Corp.	2,520	87,469
Waddell & Reed Financial, Inc. (Class A)	8,471	242,779

		5,198,970

CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	3,239	421,426
Airgas, Inc.	4,314	596,713
Albemarle Corp.	2,825	158,228
Ashland, Inc.	1,904	195,541
Axalta Coating Systems, Ltd. (a)	2,562	68,277
Cabot Corp.	4,125	168,630
Celanese Corp. (Series A)	16,030	1,079,300
CF Industries Holdings, Inc.	16,300	665,203
Chemours Co.	59,033	316,417
Dow Chemical Co.	16,758	862,702
E.I. du Pont de Nemours & Co.	5,969	397,535
Eastman Chemical Co.	4,308	290,833
Ecolab, Inc.	3,226	368,990
FMC Corp.	2,848	111,442
International Flavors & Fragrances, Inc.	6,555	784,240
LyondellBasell Industries NV (Class A)	15,694	1,363,809
Monsanto Co.	2,293	225,906
Mosaic Co.	9,879	272,562
NewMarket Corp.	1,007	383,395
PPG Industries, Inc.	3,773	372,848
Praxair, Inc.	3,476	355,942

RPM International, Inc.	4,891	215,498
Scotts Miracle-Gro Co. (Class A)	1,907	123,021
Sherwin-Williams Co.	2,022	524,911
Valspar Corp.	6,353	526,981
Westlake Chemical Corp.	5,942	322,770

		11,173,120

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ADT Corp.	18,803	620,123
Cintas Corp.	7,060	642,813
Clean Harbors, Inc. (a)	2,373	98,835
Copart, Inc. (a)	8,846	336,237
Covanta Holding Corp.	2,484	38,477
KAR Auction Services, Inc.	8,295	307,164
Pitney Bowes, Inc.	8,711	179,882
Republic Services, Inc.	8,473	372,727
Rollins, Inc.	8,328	215,695
RR Donnelley & Sons Co.	28,032	412,631
Stericycle, Inc. (a)	1,382	166,669
Tyco International PLC	4,200	133,938
Waste Connections, Inc.	7,712	434,340
Waste Management, Inc.	14,234	759,669

		4,719,200

COMMUNICATIONS EQUIPMENT — 0.6%
Arista Networks, Inc. (a)	372	28,957
ARRIS Group, Inc. (a)	21,338	652,303
Brocade Communications Systems, Inc.	29,517	270,966
Cisco Systems, Inc.	4,181	113,535
CommScope Holding Co., Inc. (a)	4,562	118,110
EchoStar Corp. (Class A) (a)	1,349	52,759
F5 Networks, Inc. (a)	2,642	256,168
Juniper Networks, Inc.	12,535	345,966
Lumentum Holdings, Inc. (a)	1,988	43,776
Motorola Solutions, Inc.	2,055	140,665
Palo Alto Networks, Inc. (a)	315	55,484
QUALCOMM, Inc.	1,473	73,628

		2,152,317

CONSTRUCTION & ENGINEERING — 0.8%
AECOM (a)	4,922	147,808
Chicago Bridge & Iron Co. NV	11,758	458,444
Fluor Corp.	6,645	313,777
Jacobs Engineering Group, Inc. (a)	24,340	1,021,063
KBR, Inc.	19,044	322,224
Quanta Services, Inc. (a)	20,404	413,181

		2,676,497

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,189	132,281
Vulcan Materials Co.	1,911	181,488

		313,769

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	5,805	108,205
American Express Co.	1,531	106,481
Capital One Financial Corp.	3,134	226,212
Credit Acceptance Corp. (a)	1,810	387,376
Discover Financial Services	5,516	295,768
OneMain Holdings, Inc. (a)	4,558	189,340
Santander Consumer USA Holdings, Inc. (a)	4,425	70,136

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Synchrony Financial (a)	19,178	$583,203

		1,966,721

CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	8,240	598,636
Avery Dennison Corp.	18,396	1,152,693
Ball Corp.	10,260	746,210
Bemis Co., Inc.	7,032	314,260
Crown Holdings, Inc. (a)	6,383	323,618
Graphic Packaging Holding Co.	23,601	302,801
International Paper Co.	7,818	294,739
Owens-Illinois, Inc. (a)	4,589	79,940
Packaging Corp. of America	6,980	440,089
Sealed Air Corp.	3,951	176,215
Silgan Holdings, Inc.	4,639	249,207
Sonoco Products Co.	9,790	400,117

		5,078,525

DISTRIBUTORS — 0.3%
Genuine Parts Co.	7,103	610,077
LKQ Corp. (a)	15,219	450,939

		1,061,016

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. (Class B)	1,138	551,896
H&R Block, Inc.	28,922	963,392
Service Corp. International	11,748	305,683
ServiceMaster Global Holdings, Inc. (a)	2,560	100,454

		1,921,425

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. (Class B) (a)	678	89,523
CBOE Holdings, Inc.	7,130	462,737
CME Group, Inc.	950	86,070
FactSet Research Systems, Inc.	3,891	632,560
Intercontinental Exchange, Inc.	487	124,798
Leucadia National Corp.	1,333	23,181
Moody’s Corp.	7,126	715,023
Morningstar, Inc.	2,006	161,302
MSCI, Inc.	12,051	869,239
Nasdaq, Inc.	5,092	296,202
Voya Financial, Inc.	6,623	244,455

		3,705,090

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	3,813	131,205
CenturyLink, Inc.	14,207	357,448
Frontier Communications Corp.	38,633	180,416
Level 3 Communications, Inc. (a)	1,002	54,469
Verizon Communications, Inc.	4,795	221,625
Zayo Group Holdings, Inc. (a)	706	18,773

		963,936

ELECTRIC UTILITIES — 2.5%
American Electric Power Co., Inc.	12,569	732,396
Duke Energy Corp.	3,129	223,379
Edison International	13,315	788,381
Entergy Corp.	5,600	382,816
Eversource Energy	9,355	477,760
Exelon Corp.	9,821	272,729
FirstEnergy Corp.	10,525	333,958
Great Plains Energy, Inc.	17,883	488,385

Hawaiian Electric Industries, Inc.	7,092	205,313
ITC Holdings Corp.	3,546	139,180
NextEra Energy, Inc.	3,676	381,900
OGE Energy Corp.	3,388	89,071
Pepco Holdings, Inc.	17,085	444,381
Pinnacle West Capital Corp.	8,998	580,191
PPL Corp.	27,023	922,295
Southern Co.	10,172	475,948
Westar Energy, Inc.	13,751	583,180
Xcel Energy, Inc.	22,335	802,050

		8,323,313

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	2,800	654,640
AMETEK, Inc.	9,339	500,477
Babcock & Wilcox Enterprises, Inc. (a)	5,323	111,091
Eaton Corp. PLC	5,311	276,385
Emerson Electric Co.	7,901	377,905
Hubbell, Inc.	4,383	442,858
Regal Beloit Corp.	2,695	157,711
Rockwell Automation, Inc.	7,035	721,861

		3,242,928

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. (Class A)	7,088	370,206
Arrow Electronics, Inc. (a)	14,521	786,748
Avnet, Inc.	28,036	1,201,062
CDW Corp.	11,338	476,650
Cognex Corp.	5,086	171,754
Corning, Inc.	57,284	1,047,151
Dolby Laboratories, Inc. (Class A)	2,575	86,649
FLIR Systems, Inc.	7,441	208,869
Ingram Micro, Inc. (Class A)	1,744	52,983
IPG Photonics Corp. (a)	3,663	326,593
Jabil Circuit, Inc.	63,016	1,467,643
Keysight Technologies, Inc. (a)	6,213	176,014
National Instruments Corp.	8,251	236,721
Trimble Navigation, Ltd. (a)	7,132	152,981
Zebra Technologies Corp. (Class A) (a)	452	31,482

		6,793,506

ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes, Inc.	14,509	669,590
Cameron International Corp. (a)	22,917	1,448,354
Dril-Quip, Inc. (a)	2,522	149,378
FMC Technologies, Inc. (a)	6,782	196,746
Frank’s International NV	5,969	99,623
Halliburton Co.	18,027	613,639
Helmerich & Payne, Inc.	7,020	375,921
Nabors Industries, Ltd.	6,517	55,460
National Oilwell Varco, Inc.	3,656	122,439
Noble Corp. PLC	11,395	120,217
Oceaneering International, Inc.	8,195	307,476
Patterson-UTI Energy, Inc.	23,090	348,197
Rowan Cos. PLC (Class A)	1,301	22,052
RPC, Inc.	7,510	89,745
Schlumberger, Ltd.	3,401	237,220
Superior Energy Services, Inc.	5,851	78,813
Weatherford International PLC (a)	10,464	87,793

		5,022,663

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	6,095	$984,343
CVS Health Corp.	4,091	399,977
Kroger Co.	53,725	2,247,317
Rite Aid Corp. (a)	153,693	1,204,953
Sprouts Farmers Market, Inc. (a)	3,297	87,667
Sysco Corp.	17,980	737,180
Wal-Mart Stores, Inc.	678	41,561
Walgreens Boots Alliance, Inc.	722	61,482
Whole Foods Market, Inc.	5,940	198,990

		5,963,470

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	9,334	342,371
Blue Buffalo Pet Products, Inc. (a)	3,478	65,073
Bunge, Ltd.	6,807	464,782
Campbell Soup Co.	7,801	409,943
ConAgra Foods, Inc.	8,015	337,912
Flowers Foods, Inc.	24,840	533,812
General Mills, Inc.	9,366	540,044
Hain Celestial Group, Inc. (a)	1,354	54,688
Hershey Co.	2,021	180,415
Hormel Foods Corp.	6,806	538,218
Ingredion, Inc.	9,077	869,940
J.M. Smucker Co.	315	38,852
Kellogg Co.	3,974	287,201
Kraft Heinz Co.	900	65,484
McCormick & Co., Inc.	8,021	686,277
Mead Johnson Nutrition Co.	3,483	274,983
Mondelez International, Inc. (Class A)	6,700	300,428
Pilgrim’s Pride Corp.	3,572	78,905
Pinnacle Foods, Inc.	12,504	530,920
Tyson Foods, Inc. (Class A)	40,613	2,165,891
WhiteWave Foods Co. (a)	3,951	153,733

		8,919,872

GAS UTILITIES — 0.6%
AGL Resources, Inc.	13,976	891,809
Atmos Energy Corp.	10,830	682,723
National Fuel Gas Co.	598	25,564
Questar Corp.	7,591	147,873
UGI Corp.	10,569	356,809

		2,104,778

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	5,763	258,816
Alere, Inc. (a)	2,260	88,343
Align Technology, Inc. (a)	6,827	449,558
Baxter International, Inc.	29,741	1,134,619
Becton, Dickinson and Co.	213	32,821
Boston Scientific Corp. (a)	15,416	284,271
C.R. Bard, Inc.	2,281	432,113
Cooper Cos., Inc.	816	109,507
DENTSPLY International, Inc.	11,499	699,714
DexCom, Inc. (a)	1,880	153,972
Edwards Lifesciences Corp. (a)	11,511	909,139
Hill-Rom Holdings, Inc.	337	16,196
Hologic, Inc. (a)	8,563	331,302
IDEXX Laboratories, Inc. (a)	3,646	265,866
Intuitive Surgical, Inc. (a)	549	299,842
ResMed, Inc.	10,282	552,041

Sirona Dental Systems, Inc. (a)	5,008	548,727
St. Jude Medical, Inc.	7,368	455,121
Stryker Corp.	2,190	203,539
Teleflex, Inc.	2,388	313,903
Varian Medical Systems, Inc. (a)	5,427	438,502
Zimmer Biomet Holdings, Inc.	2,690	275,967

		8,253,879

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Acadia Healthcare Co., Inc. (a)	1,009	63,022
Aetna, Inc.	13,767	1,488,488
AmerisourceBergen Corp.	16,043	1,663,820
Anthem, Inc.	5,265	734,152
Cardinal Health, Inc.	14,678	1,310,305
Centene Corp. (a)	18,593	1,223,605
Cigna Corp.	7,180	1,050,649
DaVita HealthCare Partners, Inc. (a)	4,384	305,609
Envision Healthcare Holdings, Inc. (a)	1,695	44,019
Express Scripts Holding Co. (a)	5,691	497,450
HCA Holdings, Inc. (a)	4,859	328,614
Health Net, Inc. (a)	25,185	1,724,165
Henry Schein, Inc. (a)	6,340	1,002,925
Humana, Inc.	8,978	1,602,663
Laboratory Corp. of America Holdings (a)	4,294	530,910
LifePoint Health, Inc. (a)	4,746	348,356
McKesson Corp.	4,442	876,096
MEDNAX, Inc. (a)	9,788	701,408
Patterson Cos., Inc.	8,698	393,237
Quest Diagnostics, Inc.	7,438	529,139
Tenet Healthcare Corp. (a)	1,339	40,572
UnitedHealth Group, Inc.	3,503	412,093
Universal Health Services, Inc. (Class B)	5,639	673,804
VCA, Inc. (a)	6,309	346,995

		17,892,096

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,731	26,623
athenahealth, Inc. (a)	691	111,230
Cerner Corp. (a)	4,024	242,124
Inovalon Holdings, Inc. (Class A) (a)	1,128	19,176
Veeva Systems, Inc. (Class A) (a)	789	22,763

		421,916

HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	13,332	429,957
Brinker International, Inc.	6,219	298,201
Carnival Corp.	8,812	480,078
Chipotle Mexican Grill, Inc. (a)	587	281,672
Choice Hotels International, Inc.	1,633	82,320
Darden Restaurants, Inc.	26,343	1,676,468
Domino’s Pizza, Inc.	1,881	209,261
Dunkin’ Brands Group, Inc.	3,851	164,014
Extended Stay America, Inc.	1,479	23,516
Hilton Worldwide Holdings, Inc.	3,389	72,525
Hyatt Hotels Corp. (Class A) (a)	2,125	99,917
International Game Technology PLC	1,998	32,328
Las Vegas Sands Corp.	5,448	238,840
Marriott International, Inc. (Class A)	4,835	324,138
McDonald’s Corp.	3,290	388,681
MGM Resorts International (a)	6,704	152,315
Norwegian Cruise Line Holdings, Ltd. (a)	1,017	59,596

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Panera Bread Co. (Class A) (a)	3,341	$650,760
Royal Caribbean Cruises, Ltd.	4,619	467,489
Six Flags Entertainment Corp.	4,941	271,459
Starbucks Corp.	6,502	390,315
Starwood Hotels & Resorts Worldwide, Inc.	7,997	554,032
Wendy’s Co.	21,170	228,001
Wyndham Worldwide Corp.	5,759	418,391
Yum! Brands, Inc.	9,297	679,146

		8,673,420

HOUSEHOLD DURABLES — 1.7%
D.R. Horton, Inc.	34,957	1,119,673
Garmin, Ltd.	2,373	88,204
Harman International Industries, Inc.	1,815	170,991
Jarden Corp. (a)	4,885	279,031
Leggett & Platt, Inc.	8,990	377,760
Lennar Corp. (Class A)	2,710	132,546
Mohawk Industries, Inc. (a)	3,275	620,252
Newell Rubbermaid, Inc.	9,901	436,436
NVR, Inc. (a)	533	875,719
PulteGroup, Inc.	6,197	110,431
Tempur Sealy International, Inc. (a)	6,085	428,749
Toll Brothers, Inc. (a)	8,428	280,652
TopBuild Corp. (a)	6,289	193,513
Tupperware Brands Corp.	6,905	384,263
Whirlpool Corp.	747	109,712

		5,607,932

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	6,761	573,874
Clorox Co.	6,930	878,932
Colgate-Palmolive Co.	4,888	325,639
Energizer Holdings, Inc.	2,170	73,910
Kimberly-Clark Corp.	5,648	718,990
Procter & Gamble Co.	565	44,867
Spectrum Brands Holdings, Inc.	394	40,109

		2,656,321

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	21,071	201,649
Calpine Corp. (a)	9,234	133,616

		335,265

INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,921	289,379
Carlisle Cos., Inc.	2,963	262,788
Danaher Corp.	3,995	371,056
General Electric Co.	1,874	58,375
Roper Technologies, Inc.	2,373	450,372

		1,431,970

INSURANCE — 6.3%
ACE, Ltd.	3,207	374,738
Aflac, Inc.	9,577	573,662
Alleghany Corp. (a)	723	345,543
Allied World Assurance Co. Holdings AG	13,113	487,672
Allstate Corp.	6,302	391,291
American Financial Group, Inc.	3,374	243,198
American International Group, Inc.	2,699	167,257
American National Insurance Co.	262	26,795
AmTrust Financial Services, Inc.	5,552	341,892

Aon PLC	4,118	379,721
Arch Capital Group, Ltd. (a)	12,882	898,519
Arthur J Gallagher & Co.	4,563	186,809
Aspen Insurance Holdings, Ltd.	10,923	527,581
Assurant, Inc.	4,870	392,230
Assured Guaranty, Ltd.	47,378	1,252,201
Axis Capital Holdings, Ltd.	17,403	978,397
Brown & Brown, Inc.	7,514	241,199
Chubb Corp.	5,642	748,355
Cincinnati Financial Corp.	7,399	437,799
CNA Financial Corp.	565	19,860
Endurance Specialty Holdings, Ltd.	5,489	351,241
Erie Indemnity Co. (Class A)	1,017	97,266
Everest Re Group, Ltd.	5,807	1,063,204
FNF Group	17,818	617,750
Hanover Insurance Group, Inc.	4,912	399,542
Hartford Financial Services Group, Inc.	3,727	161,975
Lincoln National Corp.	3,747	188,324
Loews Corp.	3,639	139,738
Markel Corp. (a)	180	159,003
Marsh & McLennan Cos., Inc.	12,726	705,657
Mercury General Corp.	2,287	106,506
MetLife, Inc.	2,384	114,933
Old Republic International Corp.	16,550	308,327
PartnerRe, Ltd.	9,584	1,339,268
Principal Financial Group, Inc.	3,570	160,579
ProAssurance Corp.	4,648	225,567
Progressive Corp.	44,094	1,402,189
Prudential Financial, Inc.	1,748	142,305
Reinsurance Group of America, Inc.	3,788	324,063
RenaissanceRe Holdings, Ltd.	9,887	1,119,110
StanCorp Financial Group, Inc.	1,305	148,613
Torchmark Corp.	7,457	426,242
Travelers Cos., Inc.	6,326	713,952
Unum Group	5,698	189,686
Validus Holdings, Ltd.	13,964	646,394
White Mountains Insurance Group, Ltd.	340	247,115
WR Berkley Corp.	7,872	430,992
XL Group PLC	3,100	121,458

		21,065,718

INTERNET & CATALOG RETAIL — 0.8%
Expedia, Inc.	8,387	1,042,504
Liberty Interactive Corp. QVC Group (Class A) (a)	20,884	570,551
Liberty Ventures Series A (a)	1,130	50,974
Netflix, Inc. (a)	678	77,550
Priceline Group, Inc. (a)	356	453,882
TripAdvisor, Inc. (a)	4,929	420,197

		2,615,658

INTERNET SOFTWARE & SERVICES — 0.8%
Akamai Technologies, Inc. (a)	5,304	279,150
Alphabet, Inc. (Class C) (a)	118	89,548
Alphabet, Inc. (Class A) (a)	46	35,789
CoStar Group, Inc. (a)	339	70,068
eBay, Inc. (a)	37,300	1,025,004
IAC/InterActiveCorp	4,584	275,269
LinkedIn Corp. (Class A) (a)	230	51,768
Pandora Media, Inc. (a)	1,232	16,521

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Rackspace Hosting, Inc. (a)	995	$25,193
VeriSign, Inc. (a)	9,129	797,510
Yahoo!, Inc. (a)	1,101	36,619

		2,702,439

IT SERVICES — 4.2%
Accenture PLC (Class A)	5,560	581,020
Alliance Data Systems Corp. (a)	411	113,670
Amdocs, Ltd.	20,984	1,145,097
Automatic Data Processing, Inc.	5,189	439,612
Black Knight Financial Services, Inc. (Class A) (a)	678	22,415
Booz Allen Hamilton Holding Corp.	11,220	346,137
Broadridge Financial Solutions, Inc.	14,954	803,478
Cognizant Technology Solutions Corp. (Class A) (a)	4,572	274,411
Computer Sciences Corp.	28,559	933,308
CoreLogic, Inc. (a)	5,414	183,318
CSRA, Inc.	27,636	829,080
DST Systems, Inc.	11,982	1,366,667
Fidelity National Information Services, Inc.	5,512	334,027
Fiserv, Inc. (a)	7,037	643,604
FleetCor Technologies, Inc. (a)	339	48,453
Gartner, Inc. (a)	4,149	376,314
Genpact, Ltd. (a)	13,803	344,799
Global Payments, Inc.	4,127	266,233
International Business Machines Corp.	973	133,904
Jack Henry & Associates, Inc.	9,034	705,194
Leidos Holdings, Inc.	3,576	201,186
MasterCard, Inc. (Class A)	1,918	186,737
Paychex, Inc.	11,658	616,592
PayPal Holdings, Inc. (a)	7,110	257,382
Teradata Corp. (a)	4,915	129,854
Total System Services, Inc.	10,552	525,490
Vantiv, Inc. (Class A) (a)	3,741	177,398
VeriFone Systems, Inc. (a)	1,017	28,496
Visa, Inc. (Class A)	1,620	125,631
Western Union Co.	82,711	1,481,354
WEX, Inc. (a)	1,199	105,992
Xerox Corp.	29,523	313,830

		14,040,683

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	7,690	388,422
Hasbro, Inc.	10,950	737,592
Mattel, Inc.	15,573	423,119
Polaris Industries, Inc.	2,079	178,690
Vista Outdoor, Inc. (a)	3,126	139,138

		1,866,961

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,579	400,498
Bio-Rad Laboratories, Inc. (Class A) (a)	2,400	332,784
Bio-Techne Corp.	1,867	168,030
Bruker Corp. (a)	5,743	139,383
Charles River Laboratories International, Inc. (a)	4,080	327,991
Illumina, Inc. (a)	678	130,139
Mettler-Toledo International, Inc. (a)	2,054	696,573
PerkinElmer, Inc.	5,239	280,653
QIAGEN NV (a)	4,424	122,324

Quintiles Transnational Holdings, Inc. (a)	5,491	377,012
Thermo Fisher Scientific, Inc.	625	88,656
VWR Corp. (a)	791	22,393
Waters Corp. (a)	3,474	467,531

		3,553,967

MACHINERY — 3.5%
AGCO Corp.	16,038	727,965
Allison Transmission Holdings, Inc.	6,751	174,783
Caterpillar, Inc.	3,864	262,597
Crane Co.	4,985	238,482
Cummins, Inc.	3,570	314,196
Deere & Co.	3,000	228,810
Donaldson Co., Inc.	4,983	142,813
Dover Corp.	10,093	618,802
Flowserve Corp.	6,566	276,297
Graco, Inc.	3,870	278,911
IDEX Corp.	5,845	447,785
Illinois Tool Works, Inc.	6,206	575,172
Ingersoll-Rand PLC	4,578	253,118
ITT Corp.	11,176	405,912
Kennametal, Inc.	1,467	28,166
Lincoln Electric Holdings, Inc.	6,055	314,194
Manitowoc Co., Inc.	5,834	89,552
Middleby Corp. (a)	2,825	304,733
Nordson Corp.	3,321	213,042
Oshkosh Corp.	2,059	80,383
PACCAR, Inc.	4,537	215,054
Parker-Hannifin Corp.	4,662	452,121
Pentair PLC	7,847	388,662
Snap-on, Inc.	3,776	647,320
SPX FLOW, Inc. (a)	9,239	257,861
Stanley Black & Decker, Inc.	8,300	885,859
Terex Corp.	6,072	112,211
Timken Co.	5,609	160,361
Toro Co.	6,515	476,051
Trinity Industries, Inc.	25,117	603,310
Valmont Industries, Inc.	1,932	204,831
WABCO Holdings, Inc. (a)	5,307	542,694
Wabtec Corp.	4,620	328,574
Xylem, Inc.	11,459	418,254

		11,668,876

MARINE — 0.1%
Kirby Corp. (a)	3,542	186,380

MEDIA — 3.2%
AMC Networks, Inc. (Class A) (a)	2,234	166,835
Cable One, Inc.	508	220,299
Cablevision Systems Corp. (Class A)	26,540	846,626
CBS Corp. (Class B)	17,878	842,590
Charter Communications, Inc. (Class A) (a)	1,582	289,664
Cinemark Holdings, Inc.	9,102	304,280
Comcast Corp. (Class A)	3,361	189,661
Discovery Communications, Inc. (Class A) (a)	4,836	129,025
Discovery Communications, Inc. (Class C) (a)	5,951	150,084
DISH Network Corp. (Class A) (a)	3,224	184,348
Gannett Co., Inc.	37,034	603,284
Interpublic Group of Cos., Inc.	41,393	963,629

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

John Wiley & Sons, Inc. (Class A)	4,181	$188,270
Liberty Media Corp. (Class A) (a)	11,327	444,585
Liberty Media Corp. (Class C) (a)	6,723	256,012
Lions Gate Entertainment Corp.	678	21,960
Live Nation Entertainment, Inc. (a)	3,902	95,872
Madison Square Garden Co. (Class A) (a)	700	113,260
MSG Networks, Inc. (Class A) (a)	13,899	289,099
News Corp. (Class A)	23,713	316,806
News Corp. (Class B)	8,855	123,616
Omnicom Group, Inc.	9,199	695,996
Regal Entertainment Group (Class A)	7,795	147,092
Scripps Networks Interactive, Inc. (Class A)	3,776	208,473
Sirius XM Holdings, Inc. (a)	63,288	257,582
Starz (Class A) (a)	10,965	367,328
TEGNA, Inc.	29,453	751,641
Thomson Reuters Corp.	5,691	215,404
Time Warner Cable, Inc.	2,985	553,986
Time Warner, Inc.	2,491	161,093
Tribune Media Co. (Class A)	849	28,705
Twenty-First Century Fox, Inc. (Class A)	5,927	160,977
Twenty-First Century Fox, Inc. (Class B)	2,277	62,003
Viacom, Inc. (Class B)	2,758	113,519
Walt Disney Co.	1,285	135,028

		10,598,632

METALS & MINING — 0.7%
Alcoa, Inc.	3,565	35,187
Compass Minerals International, Inc.	4,556	342,930
Newmont Mining Corp.	23,398	420,930
Nucor Corp.	13,890	559,767
Reliance Steel & Aluminum Co.	11,313	655,136
Southern Copper Corp.	2,486	64,934
Steel Dynamics, Inc.	15,719	280,898
Tahoe Resources, Inc.	2,903	25,169

		2,384,951

MULTI-UTILITIES — 2.6%
Alliant Energy Corp.	7,270	454,011
Ameren Corp.	14,523	627,829
CenterPoint Energy, Inc.	16,905	310,376
CMS Energy Corp.	20,894	753,856
Consolidated Edison, Inc.	12,211	784,801
Dominion Resources, Inc.	2,809	190,001
DTE Energy Co.	9,528	764,050
MDU Resources Group, Inc.	9,235	169,185
NiSource, Inc.	58,443	1,140,223
PG&E Corp.	13,992	744,234
Public Service Enterprise Group, Inc.	22,030	852,341
SCANA Corp.	8,097	489,788
Sempra Energy	3,503	329,317
TECO Energy, Inc.	14,075	375,099
Vectren Corp.	9,399	398,706
WEC Energy Group, Inc.	8,021	411,557

		8,795,374

MULTILINE RETAIL — 0.8%
Dillard’s, Inc. (Class A)	860	56,511
Dollar General Corp.	10,674	767,140
Dollar Tree, Inc. (a)	7,045	544,015
JC Penney Co., Inc. (a)	35,861	238,834
Kohl’s Corp.	9,486	451,818

Macy’s, Inc.	4,247	148,560
Nordstrom, Inc.	4,104	204,420
Target Corp.	5,478	397,758

		2,809,056

OIL, GAS & CONSUMABLE FUELS — 4.1%
Anadarko Petroleum Corp.	1,890	91,816
Apache Corp.	4,107	182,638
Cabot Oil & Gas Corp.	3,621	64,056
California Resources Corp.	8,480	19,758
Chevron Corp.	1,472	132,421
Cimarex Energy Co.	8,103	724,246
Columbia Pipeline Group, Inc.	7,304	146,080
Concho Resources, Inc. (a)	3,291	305,602
ConocoPhillips	5,477	255,721
Continental Resources, Inc. (a)	3,668	84,291
CVR Energy, Inc.	5,104	200,842
Devon Energy Corp.	5,332	170,624
Diamondback Energy, Inc. (a)	2,186	146,243
Energen Corp.	3,147	128,996
EOG Resources, Inc.	7,306	517,192
EQT Corp.	1,817	94,720
Exxon Mobil Corp.	1,061	82,705
Gulfport Energy Corp. (a)	1,689	41,499
Hess Corp.	6,979	338,342
HollyFrontier Corp.	51,925	2,071,288
Kosmos Energy, Ltd. (a)	10,611	55,177
Laredo Petroleum, Inc. (a)	12,909	103,143
Marathon Oil Corp.	11,762	148,084
Marathon Petroleum Corp.	11,383	590,095
Murphy Oil Corp.	5,125	115,056
Newfield Exploration Co. (a)	40,386	1,314,968
Noble Energy, Inc.	5,837	192,212
Occidental Petroleum Corp.	7,968	538,717
ONEOK, Inc.	2,484	61,255
PBF Energy, Inc. (Class A)	5,562	204,737
Phillips 66	11,291	923,604
Pioneer Natural Resources Co.	3,229	404,852
QEP Resources, Inc.	15,177	203,372
Range Resources Corp.	1,337	32,904
SM Energy Co.	4,611	90,652
Spectra Energy Corp.	3,852	92,217
Tesoro Corp.	2,065	217,589
Valero Energy Corp.	31,095	2,198,728
World Fuel Services Corp.	7,768	298,757
WPX Energy, Inc. (a)	7,601	43,630

		13,628,829

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	13,280	490,696

PERSONAL PRODUCTS — 0.7%
Coty, Inc. (Class A)	5,036	129,073
Estee Lauder Cos., Inc. (Class A)	9,543	840,356
Herbalife, Ltd. (a)	23,914	1,282,269

		2,251,698

PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	1,621	111,508
Eli Lilly & Co.	2,066	174,081
Jazz Pharmaceuticals PLC (a)	283	39,778
Johnson & Johnson	633	65,022

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Mallinckrodt PLC (a)	355	$26,494
Merck & Co., Inc.	1,940	102,471
Mylan NV (a)	2,407	130,146
Perrigo Co. PLC	374	54,118
Pfizer, Inc.	2,371	76,536
Zoetis, Inc.	5,180	248,226

		1,028,380

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	3,179	330,394
Equifax, Inc.	6,589	733,817
IHS, Inc. (Class A) (a)	2,439	288,851
ManpowerGroup, Inc.	25,540	2,152,767
Nielsen Holdings PLC	7,089	330,347
Robert Half International, Inc.	8,024	378,251
Towers Watson & Co. (Class A)	6,876	883,291
Verisk Analytics, Inc. (a)	6,965	535,469

		5,633,187

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc.	575	51,957
American Campus Communities, Inc.	904	37,371
American Capital Agency Corp.	1,845	31,992
American Tower Corp.	1,353	131,173
Annaly Capital Management, Inc.	2,373	22,259
Apartment Investment & Management Co. (Class A)	723	28,942
Apple Hospitality REIT, Inc.	6,435	128,507
AvalonBay Communities, Inc.	1,064	195,914
BioMed Realty Trust, Inc.	8,090	191,652
Boston Properties, Inc.	648	82,646
Brixmor Property Group, Inc.	1,239	31,991
Camden Property Trust	3,952	303,356
Care Capital Properties, Inc.	8,852	270,606
CBL & Associates Properties, Inc.	4,451	55,059
Chimera Investment Corp.	25,029	341,396
Columbia Property Trust, Inc.	2,385	56,000
Communications Sales & Leasing, Inc. (a)	5,507	102,926
Corrections Corp. of America	4,340	114,967
Crown Castle International Corp.	1,247	107,803
DDR Corp.	3,319	55,892
Digital Realty Trust, Inc.	1,812	137,023
Douglas Emmett, Inc.	1,910	59,554
Duke Realty Corp.	7,354	154,581
Empire State Realty Trust, Inc. (Class A)	1,504	27,177
Equity Commonwealth (a)	881	24,430
Equity LifeStyle Properties, Inc.	3,668	244,546
Equity Residential	1,731	141,232
Essex Property Trust, Inc.	339	81,160
Extra Space Storage, Inc.	3,031	267,365
Federal Realty Investment Trust	1,017	148,584
Four Corners Property Trust, Inc. (a)	2,009	48,537
Gaming and Leisure Properties, Inc.	9,584	266,435
General Growth Properties, Inc.	2,110	57,413
HCP, Inc.	4,277	163,552
Healthcare Trust of America, Inc. (Class A)	1,017	27,428
Hospitality Properties Trust	5,311	138,883
Host Hotels & Resorts, Inc.	8,627	132,338
Iron Mountain, Inc.	4,549	122,868
Kilroy Realty Corp.	563	35,627
Kimco Realty Corp.	10,230	270,686

Lamar Advertising Co. (Class A)	11,590	695,168
Liberty Property Trust	2,459	76,352
Macerich Co.	16,037	1,294,026
MFA Financial, Inc.	19,208	126,773
Mid-America Apartment Communities, Inc.	1,487	135,034
National Retail Properties, Inc.	3,390	135,769
Omega Healthcare Investors, Inc.	5,196	181,756
Outfront Media, Inc.	15,825	345,460
Piedmont Office Realty Trust, Inc. (Class A)	1,422	26,847
Plum Creek Timber Co., Inc.	5,543	264,512
Post Properties, Inc.	6,415	379,511
Prologis, Inc.	2,433	104,424
Public Storage	1,780	440,906
Rayonier, Inc.	3,310	73,482
Realty Income Corp.	2,371	122,415
Regency Centers Corp.	2,823	192,303
Retail Properties of America, Inc. (Class A)	1,243	18,359
Senior Housing Properties Trust	2,599	38,569
Simon Property Group, Inc.	791	153,802
SL Green Realty Corp.	964	108,913
Starwood Property Trust, Inc.	2,599	53,435
Tanger Factory Outlet Centers, Inc.	2,147	70,207
Taubman Centers, Inc.	16,140	1,238,261
UDR, Inc.	3,116	117,068
Ventas, Inc.	1,258	70,989
Vornado Realty Trust	2,147	214,614
Weingarten Realty Investors	7,950	274,911
Welltower, Inc.	686	46,669
Weyerhaeuser Co.	31,642	948,627
WP Carey, Inc.	1,892	111,628
WP Glimcher, Inc.	5,196	55,130

		13,007,748

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. (Class A) (a)	15,276	528,244
Jones Lang LaSalle, Inc.	5,437	869,159
Realogy Holdings Corp. (a)	2,901	106,380

		1,503,783

ROAD & RAIL — 0.7%
AMERCO	688	267,976
Avis Budget Group, Inc. (a)	3,091	112,172
CSX Corp.	11,249	291,912
Genesee & Wyoming, Inc. (Class A) (a)	1,741	93,474
Hertz Global Holdings, Inc. (a)	8,875	126,291
JB Hunt Transport Services, Inc.	4,263	312,734
Kansas City Southern	1,582	118,128
Landstar System, Inc.	4,604	270,025
Norfolk Southern Corp.	3,599	304,440
Old Dominion Freight Line, Inc. (a)	3,643	215,192
Ryder System, Inc.	2,082	118,320
Union Pacific Corp.	1,612	126,058

		2,356,722

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	9,884	546,783
Applied Materials, Inc.	5,507	102,816
Atmel Corp.	24,316	209,361
Avago Technologies, Ltd.	226	32,804

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Broadcom Corp. (Class A)	10,407	$601,733
Cree, Inc. (a)	2,190	58,407
First Solar, Inc. (a)	17,801	1,174,688
Intel Corp.	5,926	204,151
KLA-Tencor Corp.	5,895	408,818
Lam Research Corp.	2,930	232,701
Linear Technology Corp.	13,057	554,531
Marvell Technology Group, Ltd.	10,881	95,970
Maxim Integrated Products, Inc.	14,309	543,742
Microchip Technology, Inc.	6,800	316,472
Micron Technology, Inc. (a)	1,447	20,489
NVIDIA Corp.	22,260	733,690
ON Semiconductor Corp. (a)	19,319	189,326
Qorvo, Inc. (a)	452	23,007
Skyworks Solutions, Inc.	11,178	858,806
SunPower Corp. (a)	930	27,909
Teradyne, Inc.	24,473	505,857
Texas Instruments, Inc.	9,508	521,133
Xilinx, Inc.	12,661	594,687

		8,557,881

SOFTWARE — 2.2%
Activision Blizzard, Inc.	7,055	273,099
Adobe Systems, Inc. (a)	2,345	220,289
ANSYS, Inc. (a)	4,429	409,682
Autodesk, Inc. (a)	3,729	227,208
CA, Inc.	13,256	378,591
Cadence Design Systems, Inc. (a)	9,711	202,086
CDK Global, Inc.	9,495	450,728
Citrix Systems, Inc. (a)	8,854	669,805
Electronic Arts, Inc. (a)	17,054	1,171,951
Fortinet, Inc. (a)	6,100	190,137
Intuit, Inc.	4,073	393,044
King Digital Entertainment PLC	21,555	385,403
Microsoft Corp.	1,429	79,281
Nuance Communications, Inc. (a)	3,948	78,526
Oracle Corp.	609	22,247
PTC, Inc. (a)	1,208	41,833
Red Hat, Inc. (a)	5,922	490,401
salesforce.com, Inc. (a)	916	71,814
SolarWinds, Inc. (a)	4,443	261,693
Solera Holdings, Inc.	348	19,081
SS&C Technologies Holdings, Inc.	2,003	136,745
Symantec Corp.	10,500	220,500
Synopsys, Inc. (a)	12,536	571,767
Tableau Software, Inc. (Class A) (a)	904	85,175
Ultimate Software Group, Inc. (a)	1,421	277,820
VMware, Inc. (Class A) (a)	815	46,105

		7,375,011

SPECIALTY RETAIL — 4.1%
Advance Auto Parts, Inc.	2,843	427,900
AutoNation, Inc. (a)	9,812	585,384
AutoZone, Inc. (a)	1,278	948,161
Bed Bath & Beyond, Inc. (a)	8,650	417,362
Best Buy Co., Inc.	14,320	436,044
Cabela’s, Inc. (a)	1,017	47,524
CarMax, Inc. (a)	1,180	63,685
Dick’s Sporting Goods, Inc.	7,546	266,751
DSW, Inc. (Class A)	2,584	61,654
Foot Locker, Inc.	25,244	1,643,132

GameStop Corp. (Class A)	34,989	981,092
Gap, Inc.	5,216	128,835
GNC Holdings, Inc. (Class A)	1,888	58,566
Home Depot, Inc.	1,604	212,129
L Brands, Inc.	6,350	608,457
Lowe’s Cos., Inc.	7,725	587,409
Murphy USA, Inc. (a)	3,907	237,311
O’Reilly Automotive, Inc. (a)	3,378	856,053
Office Depot, Inc. (a)	17,258	97,335
Penske Automotive Group, Inc.	3,955	167,455
Ross Stores, Inc.	15,583	838,521
Sally Beauty Holdings, Inc. (a)	6,227	173,671
Signet Jewelers, Ltd.	1,356	167,724
Staples, Inc.	30,259	286,553
Tiffany & Co.	1,617	123,361
TJX Cos., Inc.	10,463	741,931
Tractor Supply Co.	10,055	859,702
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,242	784,770
Urban Outfitters, Inc. (a)	4,068	92,547
Williams-Sonoma, Inc.	9,377	547,711

		13,448,730

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Apple, Inc.	2,602	273,887
EMC Corp.	14,712	377,804
Hewlett Packard Enterprise Co.	106,901	1,624,895
HP, Inc.	8,869	105,009
Lexmark International, Inc. (Class A)	6,213	201,612
NCR Corp. (a)	1,514	37,032
NetApp, Inc.	7,729	205,050
SanDisk Corp.	4,453	338,384
Western Digital Corp.	1,392	83,590

		3,247,263

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	6,423	571,840
Coach, Inc.	12,384	405,328
Hanesbrands, Inc.	11,242	330,852
lululemon athletica, Inc. (a)	4,409	231,340
Michael Kors Holdings, Ltd. (a)	2,147	86,009
NIKE, Inc. (Class B)	5,782	361,375
PVH Corp.	1,801	132,644
Ralph Lauren Corp.	1,686	187,955
Skechers U.S.A., Inc. (Class A) (a)	19,904	601,300
Under Armour, Inc. (Class A) (a)	4,596	370,483
VF Corp.	5,188	322,953

		3,602,079

THRIFTS & MORTGAGE FINANCE — 0.0%
New York Community Bancorp, Inc.	7,379	120,425

TOBACCO — 0.2%
Altria Group, Inc.	3,564	207,461
Philip Morris International, Inc.	2,335	205,270
Reynolds American, Inc.	2,996	138,265

		550,996

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	7,254	242,864
Fastenal Co.	7,540	307,783

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

GATX Corp.	2,410	$102,546
HD Supply Holdings, Inc. (a)	7,838	235,375
MSC Industrial Direct Co., Inc. (Class A)	2,152	121,093
NOW, Inc. (a)	2,147	33,966
United Rentals, Inc. (a)	2,618	189,910
Watsco, Inc.	2,887	338,154
WESCO International, Inc. (a)	671	29,309
WW Grainger, Inc.	2,016	408,421

		2,009,421

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	2,688	195,149

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	9,429	563,383
Aqua America, Inc.	12,032	358,553

		921,936

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
SBA Communications Corp. (Class A) (a)	1,169	122,827
Sprint Corp. (a)	19,642	71,104
T-Mobile US, Inc. (a)	9,384	367,102
Telephone & Data Systems, Inc.	11,370	294,369
United States Cellular Corp. (a)	1,017	41,504

		896,906

TOTAL COMMON STOCKS (Cost $331,515,296)		331,383,647

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (Cost $255,025)	255,025	255,025

TOTAL INVESTMENTS — 99.9% (e) (Cost $331,770,321)		331,638,672
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		297,878

NET ASSETS — 100.0%		$331,936,550

(a)	Non-income producing security
(b)	Affiliated issuer (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
B/E Aerospace, Inc.	9,603	$406,879
BWX Technologies, Inc.	4,631	147,127
Hexcel Corp.	5,648	262,350
Huntington Ingalls Industries, Inc.	5,309	673,447
L-3 Communications Holdings, Inc.	13,556	1,620,077
Northrop Grumman Corp.	10,168	1,919,820
Orbital ATK, Inc.	2,147	191,813
Raytheon Co.	16,270	2,026,103
Rockwell Collins, Inc.	4,859	448,486
Triumph Group, Inc.	3,727	148,148

		7,844,250

AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	12,765	791,685
Expeditors International of Washington, Inc.	17,853	805,171

		1,596,856

AIRLINES — 0.7%
Alaska Air Group, Inc.	11,185	900,504
Copa Holdings SA (Class A)	3,614	174,412
Southwest Airlines Co.	31,182	1,342,697

		2,417,613

AUTO COMPONENTS — 1.1%
Delphi Automotive PLC	22,031	1,888,718
Lear Corp.	12,200	1,498,526
Visteon Corp. (a)	3,842	439,909

		3,827,153

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	9,266	420,584

BANKS — 0.3%
Bank of Hawaii Corp.	2,260	142,154
BOK Financial Corp.	1,919	114,737
CIT Group, Inc.	14,801	587,599
Commerce Bancshares, Inc.	4,407	187,474

		1,031,964

BEVERAGES — 2.0%
Brown-Forman Corp. (Class B)	5,874	583,171
Coca-Cola Enterprises, Inc.	49,484	2,436,592
Dr. Pepper Snapple Group, Inc.	22,144	2,063,821
Molson Coors Brewing Co. (Class B)	17,624	1,655,246

		6,738,830

BUILDING PRODUCTS — 0.3%
Allegion PLC	3,503	230,918
AO Smith Corp.	3,390	259,708
Armstrong World Industries, Inc. (a)	1,243	56,842
Lennox International, Inc.	2,599	324,615

		872,083

CAPITAL MARKETS — 1.4%
Eaton Vance Corp.	19,206	622,850
Federated Investors, Inc. (Class B)	12,541	359,300
Franklin Resources, Inc.	21,014	773,735
Legg Mason, Inc.	4,292	168,375
LPL Financial Holdings, Inc.	6,552	279,443
SEI Investments Co.	15,477	810,995

T Rowe Price Group, Inc.	20,789	1,486,206
Waddell & Reed Financial, Inc. (Class A)	6,665	191,019

		4,691,923

CHEMICALS — 3.0%
Airgas, Inc.	12,428	1,719,041
Ashland, Inc.	2,938	301,733
Cabot Corp.	7,117	290,943
FMC Corp.	12,991	508,338
International Flavors & Fragrances, Inc.	12,087	1,446,089
NewMarket Corp.	1,017	387,202
PPG Industries, Inc.	13,219	1,306,302
Praxair, Inc.	13,671	1,399,910
RPM International, Inc.	12,202	537,620
Scotts Miracle-Gro Co. (Class A)	7,795	502,856
Sherwin-Williams Co.	3,164	821,374
Valspar Corp.	11,072	918,422

		10,139,830

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ADT Corp.	17,285	570,059
Cintas Corp.	10,281	936,085
Clean Harbors, Inc. (a)	2,823	117,578
Copart, Inc. (a)	20,901	794,447
Covanta Holding Corp.	8,473	131,247
Republic Services, Inc.	18,191	800,222
Rollins, Inc.	11,298	292,618
RR Donnelley & Sons Co.	6,439	94,782
Stericycle, Inc. (a)	3,614	435,848
Tyco International PLC	57,731	1,841,042
Waste Connections, Inc.	11,750	661,760
Waste Management, Inc.	23,837	1,272,181

		7,947,869

COMMUNICATIONS EQUIPMENT — 0.5%
ARRIS Group, Inc. (a)	10,394	317,745
Harris Corp.	16,720	1,452,968

		1,770,713

CONSTRUCTION & ENGINEERING — 0.6%
Fluor Corp.	8,023	378,846
Jacobs Engineering Group, Inc. (a)	17,624	739,327
KBR, Inc.	6,778	114,684
Quanta Services, Inc. (a)	30,391	615,417

		1,848,274

CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a)	339	72,553
Navient Corp.	25,308	289,776

		362,329

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	16,946	1,231,127
Avery Dennison Corp.	19,997	1,253,012
Ball Corp.	19,319	1,405,071
Bemis Co., Inc.	20,562	918,916
Crown Holdings, Inc. (a)	12,315	624,371
Graphic Packaging Holding Co.	14,121	181,172
International Paper Co.	25,080	945,516
Packaging Corp. of America	17,850	1,125,442
Silgan Holdings, Inc.	11,863	637,280

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Sonoco Products Co.	28,131	$1,149,714

		9,471,621

DISTRIBUTORS — 1.0%
Genuine Parts Co.	38,864	3,338,029

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. (Class B)	452	219,206
H&R Block, Inc.	34,344	1,143,999
Service Corp. International	10,731	279,221

		1,642,426

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	12,313	799,114
FactSet Research Systems, Inc.	5,196	844,714
Morningstar, Inc.	4,631	372,379
MSCI, Inc.	7,569	545,952
Nasdaq, Inc.	6,778	394,276
Voya Financial, Inc.	9,942	366,959

		3,323,394

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
CenturyLink, Inc.	88,122	2,217,149
Frontier Communications Corp.	46,998	219,481

		2,436,630

ELECTRIC UTILITIES — 4.0%
American Electric Power Co., Inc.	18,302	1,066,457
Edison International	20,223	1,197,404
Entergy Corp.	17,966	1,228,156
Eversource Energy	16,833	859,661
Exelon Corp.	27,453	762,370
FirstEnergy Corp.	22,257	706,215
Great Plains Energy, Inc.	23,839	651,043
Hawaiian Electric Industries, Inc.	12,202	353,248
ITC Holdings Corp.	10,168	399,094
OGE Energy Corp.	24,065	632,669
Pepco Holdings, Inc.	6,665	173,357
Pinnacle West Capital Corp.	16,833	1,085,392
PPL Corp.	32,762	1,118,167
Southern Co.	19,432	909,223
Westar Energy, Inc.	20,223	857,657
Xcel Energy, Inc.	33,103	1,188,729

		13,188,842

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	12,541	672,072
Babcock & Wilcox Enterprises, Inc. (a)	2,260	47,166
Emerson Electric Co.	23,500	1,124,005
Hubbell, Inc.	7,230	730,519
Regal Beloit Corp.	3,955	231,447
Rockwell Automation, Inc.	5,083	521,567

		3,326,776

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. (Class A)	9,490	495,663
Arrow Electronics, Inc. (a)	8,812	477,434
Avnet, Inc.	10,733	459,802
CDW Corp.	20,562	864,427
Dolby Laboratories, Inc. (Class A)	6,439	216,672
FLIR Systems, Inc.	11,748	329,766
Keysight Technologies, Inc. (a)	18,980	537,703

National Instruments Corp.	6,326	181,493

		3,562,960

ENERGY EQUIPMENT & SERVICES — 0.6%
Diamond Offshore Drilling, Inc.	6,891	145,400
Dril-Quip, Inc. (a)	2,034	120,474
Ensco PLC (Class A)	10,168	156,486
FMC Technologies, Inc. (a)	15,253	442,490
National Oilwell Varco, Inc.	18,754	628,071
Oceaneering International, Inc.	16,833	631,574

		2,124,495

FOOD & STAPLES RETAILING — 2.3%
Kroger Co.	80,214	3,355,352
Sysco Corp.	104,145	4,269,945

		7,625,297

FOOD PRODUCTS — 5.9%
Archer-Daniels-Midland Co.	47,337	1,736,321
Bunge, Ltd.	39,090	2,669,065
Campbell Soup Co.	21,918	1,151,791
ConAgra Foods, Inc.	36,943	1,557,517
Flowers Foods, Inc.	37,508	806,047
General Mills, Inc.	29,827	1,719,825
Hershey Co.	17,059	1,522,857
Hormel Foods Corp.	21,014	1,661,787
Ingredion, Inc.	15,366	1,472,677
Kellogg Co.	28,244	2,041,194
McCormick & Co., Inc.	22,935	1,962,319
Mead Johnson Nutrition Co.	9,490	749,235
Pinnacle Foods, Inc.	10,733	455,723

		19,506,358

GAS UTILITIES — 1.2%
AGL Resources, Inc.	16,833	1,074,114
Atmos Energy Corp.	15,590	982,794
National Fuel Gas Co.	8,475	362,306
Questar Corp.	22,935	446,774
UGI Corp.	31,295	1,056,519

		3,922,507

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Becton, Dickinson and Co.	10,507	1,619,024
C.R. Bard, Inc.	11,612	2,199,777
DENTSPLY International, Inc.	27,453	1,670,515
IDEXX Laboratories, Inc. (a)	12,993	947,449
ResMed, Inc.	12,428	667,259
Sirona Dental Systems, Inc. (a)	4,631	507,419
Teleflex, Inc.	3,955	519,885
Varian Medical Systems, Inc. (a)	16,836	1,360,349
Zimmer Biomet Holdings, Inc.	11,637	1,193,840

		10,685,517

HEALTH CARE PROVIDERS & SERVICES — 5.2%
AmerisourceBergen Corp.	39,090	4,054,024
Cardinal Health, Inc.	19,658	1,754,870
DaVita HealthCare Partners, Inc. (a)	12,652	881,971
Henry Schein, Inc. (a)	19,206	3,038,197
Laboratory Corp. of America Holdings (a)	10,733	1,327,028
LifePoint Health, Inc. (a)	5,196	381,386
McKesson Corp.	10,168	2,005,435
MEDNAX, Inc. (a)	17,059	1,222,448

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Patterson Cos., Inc.	22,820	$1,031,692
Quest Diagnostics, Inc.	16,607	1,181,422
VCA, Inc. (a)	5,874	323,070

		17,201,543

HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	24,402	786,964
Brinker International, Inc.	10,168	487,556
Choice Hotels International, Inc.	3,503	176,586
Dunkin’ Brands Group, Inc.	4,068	173,256
Hyatt Hotels Corp. (Class A) (a)	3,955	185,964
Panera Bread Co. (Class A) (a)	2,938	572,264
Six Flags Entertainment Corp.	5,085	279,370
Starwood Hotels & Resorts Worldwide, Inc.	7,682	532,209
Wendy’s Co.	12,315	132,633
Wyndham Worldwide Corp.	8,136	591,080

		3,917,882

HOUSEHOLD DURABLES — 1.4%
Garmin, Ltd.	37,960	1,410,973
Jarden Corp. (a)	8,473	483,978
Leggett & Platt, Inc.	15,818	664,672
NVR, Inc. (a)	791	1,299,613
Tupperware Brands Corp.	14,575	811,099

		4,670,335

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	18,415	1,563,065
Clorox Co.	17,285	2,192,257
Energizer Holdings, Inc.	4,633	157,800
Kimberly-Clark Corp.	25,871	3,293,378

		7,206,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	43,495	416,247
Calpine Corp. (a)	16,044	232,157
NRG Energy, Inc.	8,925	105,047

		753,451

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	3,275	290,460
Roper Technologies, Inc.	3,025	574,114

		864,574

INSURANCE — 10.8%
Alleghany Corp. (a)	2,260	1,080,122
Allied World Assurance Co. Holdings AG	25,645	953,738
Allstate Corp.	18,643	1,157,544
American Financial Group, Inc.	6,778	488,558
American National Insurance Co.	902	92,247
AmTrust Financial Services, Inc.	1,695	104,378
Arch Capital Group, Ltd. (a)	24,404	1,702,179
Arthur J Gallagher & Co.	13,332	545,812
Aspen Insurance Holdings, Ltd.	18,867	911,276
Assurant, Inc.	7,908	636,910
Axis Capital Holdings, Ltd.	31,634	1,778,463
Brown & Brown, Inc.	16,720	536,712
Chubb Corp.	21,692	2,877,227
Cincinnati Financial Corp.	18,983	1,123,224
CNA Financial Corp.	1,582	55,607
Endurance Specialty Holdings, Ltd.	11,185	715,728

Erie Indemnity Co. (Class A)	2,710	259,184
Everest Re Group, Ltd.	14,462	2,647,848
FNF Group	28,583	990,973
Hanover Insurance Group, Inc.	6,893	560,677
Marsh & McLennan Cos., Inc.	30,391	1,685,181
Mercury General Corp.	5,196	241,978
Old Republic International Corp.	20,788	387,280
PartnerRe, Ltd.	14,287	1,996,465
ProAssurance Corp.	13,558	657,970
Progressive Corp.	99,872	3,175,930
Reinsurance Group of America, Inc.	6,667	570,362
RenaissanceRe Holdings, Ltd.	15,025	1,700,680
Torchmark Corp.	18,980	1,084,897
Travelers Cos., Inc.	17,965	2,027,530
Unum Group	11,185	372,349
Validus Holdings, Ltd.	27,566	1,276,030
White Mountains Insurance Group, Ltd.	626	454,983
WR Berkley Corp.	20,336	1,113,396

		35,963,438

INTERNET & CATALOG RETAIL — 0.3%
Liberty Interactive Corp. QVC Group (Class A) (a)	38,525	1,052,503

INTERNET SOFTWARE & SERVICES — 0.6%
VeriSign, Inc. (a)	23,046	2,013,299

IT SERVICES — 4.9%
Amdocs, Ltd.	50,276	2,743,561
Booz Allen Hamilton Holding Corp.	5,648	174,241
Broadridge Financial Solutions, Inc.	20,336	1,092,653
Computer Sciences Corp.	10,957	358,075
CSRA, Inc.	11,185	335,550
DST Systems, Inc.	11,976	1,365,983
Fidelity National Information Services, Inc.	9,151	554,551
Fiserv, Inc. (a)	9,716	888,625
Gartner, Inc. (a)	15,364	1,393,515
Genpact, Ltd. (a)	16,042	400,729
Jack Henry & Associates, Inc.	15,138	1,181,672
Leidos Holdings, Inc.	21,466	1,207,677
Paychex, Inc.	23,161	1,224,985
Teradata Corp. (a)	19,432	513,394
Total System Services, Inc.	14,234	708,853
Vantiv, Inc. (Class A) (a)	4,970	235,677
Western Union Co.	79,988	1,432,585
Xerox Corp.	65,074	691,737

		16,504,063

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	9,377	631,635
Mattel, Inc.	60,218	1,636,123
Polaris Industries, Inc.	2,825	242,809
Vista Outdoor, Inc. (a)	3,840	170,918

		2,681,485

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (a)	3,616	501,395
Bio-Techne Corp.	7,117	640,530
Charles River Laboratories International, Inc. (a)	3,729	299,774
Mettler-Toledo International, Inc. (a)	1,808	613,147
PerkinElmer, Inc.	4,066	217,816

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Quintiles Transnational Holdings, Inc. (a)	8,021	$550,722
Waters Corp. (a)	5,471	736,287

		3,559,671

MACHINERY — 3.8%
AGCO Corp.	4,407	200,034
Allison Transmission Holdings, Inc.	9,942	257,398
Crane Co.	7,456	356,695
Donaldson Co., Inc.	26,662	764,133
Dover Corp.	20,110	1,232,944
Flowserve Corp.	8,247	347,034
Graco, Inc.	5,311	382,764
IDEX Corp.	9,151	701,058
Illinois Tool Works, Inc.	11,524	1,068,044
ITT Corp.	7,682	279,010
Kennametal, Inc.	2,825	54,240
Lincoln Electric Holdings, Inc.	14,123	732,843
Nordson Corp.	3,501	224,589
PACCAR, Inc.	11,750	556,950
Parker-Hannifin Corp.	7,006	679,442
Pentair PLC	12,315	609,962
Snap-on, Inc.	4,746	813,607
SPX Corp.	2,486	23,194
SPX FLOW, Inc. (a)	2,486	69,384
Stanley Black & Decker, Inc.	8,247	880,202
Timken Co.	5,987	171,168
Toro Co.	8,925	652,150
Valmont Industries, Inc.	3,727	395,137
WABCO Holdings, Inc. (a)	3,164	323,551
Wabtec Corp.	4,520	321,462
Xylem, Inc.	11,298	412,377

		12,509,372

MARINE — 0.1%
Kirby Corp. (a)	8,473	445,849

MEDIA — 3.1%
Cable One, Inc.	452	196,014
Cinemark Holdings, Inc.	11,298	377,692
Discovery Communications, Inc. (Class A) (a)	12,541	334,594
Discovery Communications, Inc. (Class C) (a)	17,398	438,778
Gannett Co., Inc.	21,353	347,840
John Wiley & Sons, Inc. (Class A)	13,784	620,694
Liberty Media Corp. (Class A) (a)	5,424	212,892
Liberty Media Corp. (Class C) (a)	15,590	593,667
Madison Square Garden Co. (Class A) (a)	1,879	304,022
MSG Networks, Inc. (Class A) (a)	5,987	124,530
News Corp. (Class B)	34,007	474,738
News Corp. (Class A)	98,064	1,310,135
Omnicom Group, Inc.	34,005	2,572,818
Regal Entertainment Group (Class A)	15,364	289,919
Scripps Networks Interactive, Inc. (Class A)	22,144	1,222,570
Starz (Class A) (a)	4,292	143,782
Viacom, Inc. (Class A)	565	24,854
Viacom, Inc. (Class B)	19,658	809,123

		10,398,662

METALS & MINING — 0.6%
Compass Minerals International, Inc.	8,021	603,741
Nucor Corp.	28,809	1,161,003

Reliance Steel & Aluminum Co.	5,876	340,279

		2,105,023

MULTI-UTILITIES — 3.8%
Alliant Energy Corp.	11,637	726,731
Ameren Corp.	22,370	967,055
CenterPoint Energy, Inc.	45,529	835,912
CMS Energy Corp.	27,340	986,427
Consolidated Edison, Inc.	19,432	1,248,895
DTE Energy Co.	16,155	1,295,470
MDU Resources Group, Inc.	39,768	728,550
NiSource, Inc.	10,507	204,992
PG&E Corp.	16,833	895,347
Public Service Enterprise Group, Inc.	28,018	1,084,016
SCANA Corp.	14,462	874,806
Sempra Energy	4,860	456,889
TECO Energy, Inc.	20,788	554,000
Vectren Corp.	16,155	685,295
WEC Energy Group, Inc.	19,432	997,056

		12,541,441

MULTILINE RETAIL — 1.8%
Dillard’s, Inc. (Class A)	2,599	170,780
Dollar General Corp.	21,579	1,550,883
Dollar Tree, Inc. (a)	17,511	1,352,200
Kohl’s Corp.	29,826	1,420,612
Macy’s, Inc.	22,144	774,597
Nordstrom, Inc.	12,315	613,410

		5,882,482

OIL, GAS & CONSUMABLE FUELS — 0.7%
California Resources Corp.	56,262	131,090
Columbia Pipeline Group, Inc.	10,507	210,140
Energen Corp.	3,388	138,874
Marathon Oil Corp.	51,744	651,457
Murphy Oil Corp.	27,905	626,467
ONEOK, Inc.	9,829	242,383
QEP Resources, Inc.	11,409	152,881
Targa Resources Corp.	3,727	100,853
World Fuel Services Corp.	5,874	225,914

		2,480,059

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	4,518	166,940

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co.	4,633	363,088
Estee Lauder Cos., Inc. (Class A)	9,603	845,640

		1,208,728

PROFESSIONAL SERVICES — 1.8%
Dun & Bradstreet Corp.	7,908	821,879
Equifax, Inc.	11,298	1,258,258
IHS, Inc. (Class A) (a)	4,520	535,304
ManpowerGroup, Inc.	4,970	418,921
Nielsen Holdings PLC	16,494	768,620
Robert Half International, Inc.	11,637	548,568
Towers Watson & Co. (Class A)	4,859	624,187
Verisk Analytics, Inc. (a)	11,411	877,278

		5,853,015

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
American Capital Agency Corp.	16,270	282,122

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Apple Hospitality REIT, Inc.	15,479	$309,116
BioMed Realty Trust, Inc.	9,490	224,818
Camden Property Trust	6,213	476,910
CBL & Associates Properties, Inc.	9,716	120,187
Chimera Investment Corp.	59,652	813,653
Corrections Corp. of America	30,391	805,058
Equity LifeStyle Properties, Inc.	5,309	353,951
Four Corners Property Trust, Inc. (a)	678	16,381
Gaming and Leisure Properties, Inc.	3,955	109,949
HCP, Inc.	24,404	933,209
Hospitality Properties Trust	9,942	259,983
Iron Mountain, Inc.	9,716	262,429
Macerich Co.	7,345	592,668
MFA Financial, Inc.	70,837	467,524
National Retail Properties, Inc.	9,264	371,023
NorthStar Realty Europe Corp.	904	10,676
Omega Healthcare Investors, Inc.	11,296	395,134
Outfront Media, Inc.	31,521	688,104
Plum Creek Timber Co., Inc.	11,976	571,495
Post Properties, Inc.	9,038	534,688
Rayonier, Inc.	23,387	519,191
Senior Housing Properties Trust	18,302	271,602
Tanger Factory Outlet Centers, Inc.	8,812	288,152
Taubman Centers, Inc.	13,445	1,031,500
Two Harbors Investment Corp.	41,122	333,088
Weingarten Realty Investors	10,281	355,517
Weyerhaeuser Co.	36,943	1,107,551
WP Glimcher, Inc.	46,998	498,649

		13,004,328

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Jones Lang LaSalle, Inc.	1,889	301,976

ROAD & RAIL — 0.9%
Genesee & Wyoming, Inc. (Class A) (a)	3,842	206,277
JB Hunt Transport Services, Inc.	8,247	605,000
Landstar System, Inc.	13,669	801,687
Norfolk Southern Corp.	10,281	869,670
Old Dominion Freight Line, Inc. (a)	5,761	340,302
Ryder System, Inc.	4,520	256,871

		3,079,807

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
KLA-Tencor Corp.	24,856	1,723,764
Linear Technology Corp.	50,501	2,144,777
Maxim Integrated Products, Inc.	35,700	1,356,600
Xilinx, Inc.	25,986	1,220,562

		6,445,703

SOFTWARE — 1.2%
ANSYS, Inc. (a)	8,812	815,110
CA, Inc.	50,049	1,429,399
Synopsys, Inc. (a)	35,813	1,633,431

		3,877,940

SPECIALTY RETAIL — 3.4%
AutoNation, Inc. (a)	6,102	364,045
AutoZone, Inc. (a)	2,599	1,928,224
Bed Bath & Beyond, Inc. (a)	38,638	1,864,284
Dick’s Sporting Goods, Inc.	17,285	611,025
DSW, Inc. (Class A)	4,857	115,888

Foot Locker, Inc.	15,816	1,029,463
GameStop Corp. (Class A)	5,424	152,089
Gap, Inc.	21,466	530,210
Murphy USA, Inc. (a)	13,782	837,119
Ross Stores, Inc.	33,214	1,787,245
Sally Beauty Holdings, Inc. (a)	22,933	639,601
Staples, Inc.	49,710	470,754
Tractor Supply Co.	6,100	521,550
Urban Outfitters, Inc. (a)	7,230	164,483
Williams-Sonoma, Inc.	7,117	415,704

		11,431,684

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Hewlett Packard Enterprise Co.	29,826	453,355
NetApp, Inc.	32,538	863,233

		1,316,588

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	4,518	402,238
Coach, Inc.	15,703	513,959
Ralph Lauren Corp.	8,586	957,167
VF Corp.	15,138	942,340

		2,815,704

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	25,534	416,715

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	5,535	185,312
Fastenal Co.	11,635	474,941
GATX Corp.	3,616	153,861
MSC Industrial Direct Co., Inc. (Class A)	7,343	413,191
Watsco, Inc.	3,388	396,836
WESCO International, Inc. (a)	1,806	78,886
WW Grainger, Inc.	5,855	1,186,164

		2,889,191

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	11,412	681,867
Aqua America, Inc.	14,349	427,600

		1,109,467

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	7,456	193,036
United States Cellular Corp. (a)	2,260	92,231

		285,267

TOTAL COMMON STOCKS (Cost $334,964,682)		332,619,808

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $119,554)	119,554	119,554

TOTAL INVESTMENTS — 99.9% (Cost $335,084,236)		332,739,362
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		418,143

NET ASSETS — 100.0%		$333,157,505

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.3%
Boeing Co.	684	$98,900
General Dynamics Corp.	676	92,855
L-3 Communications Holdings, Inc.	848	101,344
Northrop Grumman Corp.	549	103,657

		396,756

AIRLINES — 3.3%
American Airlines Group, Inc.	2,274	96,304
Delta Air Lines, Inc.	2,043	103,560
Southwest Airlines Co.	2,393	103,042

		302,906

AUTO COMPONENTS — 1.1%
Delphi Automotive PLC	1,178	100,990

AUTOMOBILES — 1.1%
General Motors Co.	2,928	99,581

BEVERAGES — 1.0%
Coca-Cola Enterprises, Inc.	1,879	92,522

BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,717	101,715
Gilead Sciences, Inc.	949	96,029

		197,744

CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	868	92,372
Goldman Sachs Group, Inc.	533	96,063
Legg Mason, Inc.	2,200	86,306
State Street Corp. (a)	1,403	93,103

		367,844

CHEMICALS — 4.9%
CF Industries Holdings, Inc.	1,900	77,539
LyondellBasell Industries NV (Class A)	1,000	86,900
Monsanto Co.	1,065	104,924
Mosaic Co.	2,843	78,438
Sherwin-Williams Co.	397	103,061

		450,862

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	1,074	97,788
Tyco International PLC	2,653	84,604

		182,392

COMMUNICATIONS EQUIPMENT — 3.8%
F5 Networks, Inc. (b)	809	78,441
Juniper Networks, Inc.	3,281	90,556
Motorola Solutions, Inc.	1,403	96,035
QUALCOMM, Inc.	1,669	83,425

		348,457

CONSTRUCTION & ENGINEERING — 2.9%
Fluor Corp.	2,014	95,101
Jacobs Engineering Group, Inc. (b)	2,310	96,904
Quanta Services, Inc. (b)	3,598	72,860

		264,865

CONSUMER FINANCE — 2.0%
Discover Financial Services	1,730	92,762
Navient Corp.	8,066	92,356

		185,118

CONTAINERS & PACKAGING — 1.1%
Avery Dennison Corp.	1,617	101,321

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Moody’s Corp.	976	97,932

ENERGY EQUIPMENT & SERVICES — 1.8%
Cameron International Corp. (b)	1,427	90,187
National Oilwell Varco, Inc.	2,339	78,333

		168,520

FOOD & STAPLES RETAILING — 1.0%
CVS Health Corp.	936	91,513

FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	2,124	77,908

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Varian Medical Systems, Inc. (b)	1,225	98,980

HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	1,039	107,755
Anthem, Inc.	680	94,819
Express Scripts Holding Co. (b)	1,166	101,920
HCA Holdings, Inc. (b)	1,225	82,847

		387,341

HOTELS, RESTAURANTS & LEISURE — 2.9%
Marriott International, Inc. (Class A)	1,248	83,666
Starwood Hotels & Resorts Worldwide, Inc.	1,354	93,805
Wyndham Worldwide Corp.	1,218	88,488

		265,959

HOUSEHOLD DURABLES — 0.9%
PulteGroup, Inc.	4,744	84,538

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	644	97,012

INSURANCE — 11.7%
Aflac, Inc.	1,588	95,121
Allstate Corp.	1,596	99,096
American International Group, Inc.	1,658	102,746
Aon PLC	1,057	97,466
Assurant, Inc.	1,198	96,487
Chubb Corp.	763	101,204
Hartford Financial Services Group, Inc.	2,058	89,441
Lincoln National Corp.	1,931	97,052
Torchmark Corp.	1,650	94,314
Travelers Cos., Inc.	928	104,734
XL Group PLC	2,582	101,163

		1,078,824

INTERNET SOFTWARE & SERVICES — 2.3%
VeriSign, Inc. (b)	1,273	111,210
Yahoo!, Inc. (b)	2,966	98,649

		209,859

IT SERVICES — 3.0%
Fiserv, Inc. (b)	1,047	95,758
Teradata Corp. (b)	3,240	85,601
Xerox Corp.	9,052	96,223

		277,582

MACHINERY — 4.0%
Deere & Co.	1,206	91,981
Illinois Tool Works, Inc.	1,090	101,021

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Parker-Hannifin Corp.	910	$88,252
Pentair PLC	1,688	83,607

		364,861

MEDIA — 5.9%
CBS Corp. (Class B)	2,215	104,393
Discovery Communications, Inc. (Class A) (b)	1,265	33,750
Discovery Communications, Inc. (Class C) (b)	2,164	54,576
Scripps Networks Interactive, Inc. (Class A)	1,703	94,023
Time Warner, Inc.	1,306	84,459
Twenty-First Century Fox, Inc. (Class A)	2,451	66,569
Twenty-First Century Fox, Inc. (Class B)	878	23,908
Viacom, Inc. (Class B)	2,032	83,637

		545,315

MULTILINE RETAIL — 1.8%
Kohl’s Corp.	2,020	96,212
Macy’s, Inc.	1,869	65,378

		161,590

OIL, GAS & CONSUMABLE FUELS — 4.1%
Hess Corp.	1,541	74,708
Marathon Petroleum Corp.	1,924	99,740
Tesoro Corp.	924	97,362
Valero Energy Corp.	1,488	105,216

		377,026

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Intel Corp.	2,973	102,420
NVIDIA Corp.	3,667	120,864

		223,284

SOFTWARE — 1.1%
Intuit, Inc.	1,031	99,492

SPECIALTY RETAIL — 8.5%
AutoZone, Inc. (b)	130	96,448
Bed Bath & Beyond, Inc. (b)	1,618	78,068
CarMax, Inc. (b)	1,639	88,457
GameStop Corp. (Class A)	2,172	60,903
Gap, Inc.	3,482	86,005
Home Depot, Inc.	787	104,081
Lowe’s Cos., Inc.	1,316	100,069
O’Reilly Automotive, Inc. (b)	380	96,300
Urban Outfitters, Inc. (b)	3,054	69,479

		779,810

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	861	90,629
EMC Corp.	3,463	88,930
NetApp, Inc.	2,909	77,176
SanDisk Corp.	1,533	116,492
Seagate Technology PLC	1,944	71,267

		444,494

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Fossil Group, Inc. (b)	1,666	60,909

TRADING COMPANIES & DISTRIBUTORS — 1.1%
United Rentals, Inc. (b)	1,350	97,929

TOTAL COMMON STOCKS (Cost $10,167,263)		9,182,036

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (Cost $13,781)	13,781	13,781

TOTAL INVESTMENTS — 99.9% (e) (Cost $10,181,044)		9,195,817
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,302

NET ASSETS — 100.0%		$9,201,119

(a)	Affiliated issuer (Note 3).
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

NVDR  Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
Boeing Co.	41,197	$5,956,674
General Dynamics Corp.	8,773	1,205,059
Honeywell International, Inc.	26,158	2,709,184
Lockheed Martin Corp.	10,218	2,218,839
Northrop Grumman Corp.	11,971	2,260,244
Precision Castparts Corp.	5,485	1,272,575
Raytheon Co.	10,984	1,367,838
Rockwell Collins, Inc.	8,584	792,303

		17,782,716

AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	4,492	278,594
Expeditors International of Washington, Inc.	7,638	344,474
United Parcel Service, Inc. (Class B)	24,270	2,335,502

		2,958,570

AIRLINES — 0.3%
Southwest Airlines Co.	42,500	1,830,050

AUTO COMPONENTS — 0.3%
Delphi Automotive PLC	18,306	1,569,373
Goodyear Tire & Rubber Co.	8,238	269,136

		1,838,509

BANKS — 0.0% (a)
Huntington Bancshares, Inc.	25,526	282,318

BEVERAGES — 2.8%
Brown-Forman Corp. (Class B)	6,576	652,865
Coca-Cola Co.	133,050	5,715,828
Coca-Cola Enterprises, Inc.	9,659	475,609
Constellation Brands, Inc. (Class A)	11,309	1,610,854
Dr. Pepper Snapple Group, Inc.	12,324	1,148,597
Molson Coors Brewing Co. (Class B)	5,687	534,123
Monster Beverage Corp. (b)	9,848	1,466,958
PepsiCo, Inc.	52,441	5,239,905

		16,844,739

BIOTECHNOLOGY — 6.1%
AbbVie, Inc.	58,767	3,481,357
Alexion Pharmaceuticals, Inc. (b)	14,769	2,817,187
Amgen, Inc.	34,038	5,525,388
Baxalta, Inc.	21,636	844,453
Biogen, Inc. (b)	14,545	4,455,861
Celgene Corp. (b)	51,370	6,152,071
Gilead Sciences, Inc.	94,262	9,538,372
Regeneron Pharmaceuticals, Inc. (b)	5,096	2,766,465
Vertex Pharmaceuticals, Inc. (b)	8,002	1,006,892

		36,588,046

BUILDING PRODUCTS — 0.2%
Allegion PLC	6,294	414,900
Masco Corp.	21,976	621,921

		1,036,821

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (b)	2,098	335,176
Ameriprise Financial, Inc.	5,444	579,350
BlackRock, Inc.	5,021	1,709,751
Charles Schwab Corp.	78,349	2,580,033

E*TRADE Financial Corp. (b)	19,117	566,628
Morgan Stanley	46,376	1,475,220
Northern Trust Corp.	8,853	638,213
T Rowe Price Group, Inc.	10,765	769,590

		8,653,961

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	6,072	790,028
Airgas, Inc.	3,101	428,930
E.I. du Pont de Nemours & Co.	25,802	1,718,413
Ecolab, Inc.	17,357	1,985,294
International Flavors & Fragrances, Inc. (c)	5,297	633,733
LyondellBasell Industries NV (Class A)	12,712	1,104,673
Monsanto Co.	14,345	1,413,270
PPG Industries, Inc.	10,948	1,081,881
Praxair, Inc.	9,386	961,126
Sherwin-Williams Co.	5,209	1,352,257

		11,469,605

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (c)	6,508	214,634
Cintas Corp.	5,466	497,679
Republic Services, Inc.	7,322	322,095
Stericycle, Inc. (b)	5,529	666,797
Tyco International PLC	12,510	398,944
Waste Management, Inc.	14,365	766,660

		2,866,809

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	136,048	3,694,383
F5 Networks, Inc. (b)	3,082	298,831
Harris Corp.	4,576	397,654
Juniper Networks, Inc.	23,188	639,989
Motorola Solutions, Inc.	6,302	431,372

		5,462,229

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	4,116	562,163
Vulcan Materials Co.	8,715	827,664

		1,389,827

CONSUMER FINANCE — 0.1%
Synchrony Financial (b)	22,946	697,788

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	6,000	375,960
Ball Corp.	4,742	344,886
Sealed Air Corp.	8,205	365,943

		1,086,789

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	9,767	325,339

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CME Group, Inc.	11,288	1,022,693
Intercontinental Exchange, Inc.	7,170	1,837,384
McGraw Hill Financial, Inc.	17,660	1,740,923
Moody’s Corp.	11,265	1,130,330
Nasdaq, Inc.	4,678	272,119

		6,003,449

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Level 3 Communications, Inc. (b)	7,757	421,671

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Verizon Communications, Inc.	106,478	$4,921,413

		5,343,084

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	15,512	831,288
Rockwell Automation, Inc.	4,229	433,938

		1,265,226

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	20,189	1,054,471
FLIR Systems, Inc.	4,084	114,638
TE Connectivity, Ltd.	10,567	682,734

		1,851,843

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp. (b)	12,491	789,431

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	12,610	2,036,515
CVS Health Corp.	33,324	3,258,087
Kroger Co.	29,276	1,224,615
Walgreens Boots Alliance, Inc.	32,442	2,762,599

		9,281,816

FOOD PRODUCTS — 1.8%
Campbell Soup Co. (c)	11,786	619,354
ConAgra Foods, Inc.	16,111	679,240
General Mills, Inc.	24,236	1,397,448
Hershey Co.	5,573	497,502
Hormel Foods Corp.	8,855	700,253
J.M. Smucker Co.	4,576	564,404
Kellogg Co.	9,393	678,832
McCormick & Co., Inc. (c)	5,144	440,121
Mead Johnson Nutrition Co.	6,477	511,359
Mondelez International, Inc. (Class A)	103,936	4,660,490

		10,749,003

GAS UTILITIES — 0.0% (a)
AGL Resources, Inc.	4,240	270,554

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	40,963	1,839,648
Becton, Dickinson and Co.	13,764	2,120,895
Boston Scientific Corp. (b)	88,002	1,622,757
C.R. Bard, Inc.	4,783	906,092
DENTSPLY International, Inc.	5,399	328,529
Edwards Lifesciences Corp. (b)	14,078	1,111,880
Intuitive Surgical, Inc. (b)	1,575	860,202
Medtronic PLC	51,487	3,960,380
St. Jude Medical, Inc.	9,458	584,221
Stryker Corp.	12,850	1,194,279
Varian Medical Systems, Inc. (b)	3,464	279,891
Zimmer Biomet Holdings, Inc.	4,932	505,974

		15,314,748

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	22,772	2,462,109
AmerisourceBergen Corp.	12,668	1,313,798
Cigna Corp.	16,868	2,468,294
DaVita HealthCare Partners, Inc. (b)	7,456	519,758
HCA Holdings, Inc. (b)	8,670	586,352
Henry Schein, Inc. (b)	3,694	584,354

Humana, Inc.	4,576	816,862
Laboratory Corp. of America Holdings (b)	6,610	817,260
Patterson Cos., Inc. (c)	3,134	141,688
UnitedHealth Group, Inc.	35,536	4,180,455
Universal Health Services, Inc. (Class B)	3,712	443,547

		14,334,477

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	19,925	1,198,887

HOTELS, RESTAURANTS & LEISURE — 2.5%
Chipotle Mexican Grill, Inc. (b) (c)	2,051	984,172
Marriott International, Inc. (Class A) (c)	8,325	558,108
McDonald’s Corp.	39,619	4,680,589
Royal Caribbean Cruises, Ltd.	7,558	764,945
Starbucks Corp.	97,135	5,831,014
Starwood Hotels & Resorts Worldwide, Inc.	5,843	404,803
Wyndham Worldwide Corp.	7,344	533,542
Wynn Resorts, Ltd. (c)	1,761	121,843
Yum! Brands, Inc.	14,918	1,089,760

		14,968,776

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	21,420	686,083
Harman International Industries, Inc.	2,662	250,787
Leggett & Platt, Inc.	5,564	233,799
Lennar Corp. (Class A) (c)	11,678	571,171
Mohawk Industries, Inc. (b)	4,145	785,021
Newell Rubbermaid, Inc.	17,426	768,138

		3,294,999

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	8,500	721,480
Clorox Co.	8,421	1,068,036
Colgate-Palmolive Co.	31,660	2,109,189
Kimberly-Clark Corp.	13,020	1,657,446

		5,556,151

INDUSTRIAL CONGLOMERATES — 3.0%
3M Co.	23,333	3,514,883
Danaher Corp.	25,706	2,387,573
General Electric Co.	339,468	10,574,428
Roper Technologies, Inc.	6,549	1,242,935

		17,719,819

INSURANCE — 0.9%
Aon PLC	11,091	1,022,701
Assurant, Inc.	1,932	155,603
Chubb Corp.	8,746	1,160,069
Cincinnati Financial Corp.	5,086	300,939
Marsh & McLennan Cos., Inc.	17,776	985,679
Progressive Corp.	17,594	559,489
Torchmark Corp.	3,966	226,697
Willis Group Holdings PLC	200	9,714
XL Group PLC	19,426	761,111

		5,182,002

INTERNET & CATALOG RETAIL — 4.3%
Amazon.com, Inc. (b)	25,124	16,981,060
Expedia, Inc.	7,725	960,218
Netflix, Inc. (b)	27,995	3,202,068
Priceline Group, Inc. (b)	3,255	4,149,962

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

TripAdvisor, Inc. (b) (c)	7,369	$628,207

		25,921,515

INTERNET SOFTWARE & SERVICES — 8.0%
Akamai Technologies, Inc. (b)	11,632	612,192
Alphabet, Inc. (Class C) (b)	19,400	14,722,272
Alphabet, Inc. (Class A) (b)	19,036	14,810,198
eBay, Inc. (b)	72,204	1,984,166
Facebook, Inc. (Class A) (b)	148,448	15,536,568
VeriSign, Inc. (b) (c)	6,379	557,270

		48,222,666

IT SERVICES — 5.9%
Accenture PLC (Class A)	40,906	4,274,677
Alliance Data Systems Corp. (b)	4,025	1,113,194
Automatic Data Processing, Inc.	17,821	1,509,795
Cognizant Technology Solutions Corp. (Class A) (b)	39,747	2,385,615
CSRA, Inc.	3,864	115,920
Fidelity National Information Services, Inc.	10,139	614,423
Fiserv, Inc. (b)	14,976	1,369,705
International Business Machines Corp.	22,780	3,134,984
MasterCard, Inc. (Class A)	64,777	6,306,689
Paychex, Inc. (c)	21,016	1,111,536
PayPal Holdings, Inc. (b)	72,710	2,632,102
Teradata Corp. (b) (c)	4,828	127,556
Total System Services, Inc.	11,053	550,439
Visa, Inc. (Class A) (c)	127,327	9,874,209
Western Union Co. (c)	17,824	319,228

		35,440,072

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	7,299	491,661

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	8,034	335,902
Illumina, Inc. (b)	9,556	1,834,226
PerkinElmer, Inc.	7,347	393,579
Thermo Fisher Scientific, Inc.	17,272	2,450,033
Waters Corp. (b)	5,298	713,005

		5,726,745

MACHINERY — 0.6%
Illinois Tool Works, Inc.	11,986	1,110,862
Pentair PLC (c)	7,424	367,711
Snap-on, Inc.	3,821	655,034
Stanley Black & Decker, Inc.	9,764	1,042,112
Xylem, Inc.	4,780	174,470

		3,350,189

MEDIA — 4.0%
Cablevision Systems Corp. (Class A)	14,544	463,954
CBS Corp. (Class B)	15,625	736,406
Comcast Corp. (Class A)	100,618	5,677,874
Discovery Communications, Inc. (Class A) (b) (c)	8,912	237,772
Discovery Communications, Inc. (Class C) (b)	15,919	401,477
Interpublic Group of Cos., Inc.	16,987	395,457
Omnicom Group, Inc.	7,868	595,293

Scripps Networks Interactive, Inc. (Class A) (c)	3,231	178,384
TEGNA, Inc.	7,424	189,461
Time Warner Cable, Inc.	18,547	3,442,138
Twenty-First Century Fox, Inc. (Class A)	40,627	1,103,429
Twenty-First Century Fox, Inc. (Class B)	15,080	410,628
Walt Disney Co.	99,427	10,447,789

		24,280,062

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	15,916	1,076,558
TECO Energy, Inc.	8,136	216,825

		1,293,383

MULTILINE RETAIL — 0.3%
Dollar General Corp.	10,133	728,259
Dollar Tree, Inc. (b)	15,393	1,188,647

		1,916,906

OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum Corp.	14,643	711,357
Apache Corp.	10,374	461,332
Cabot Oil & Gas Corp.	11,355	200,870
Cimarex Energy Co.	3,988	356,447
Devon Energy Corp.	12,610	403,520
EOG Resources, Inc.	19,055	1,348,903
Newfield Exploration Co. (b)	6,408	208,645
Occidental Petroleum Corp.	20,442	1,382,084
Pioneer Natural Resources Co.	9,732	1,220,198
Tesoro Corp.	3,458	364,370
Williams Cos., Inc.	16,499	424,024

		7,081,750

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (Class A)	14,564	1,282,506

PHARMACEUTICALS — 5.7%
Allergan PLC (b)	25,776	8,055,000
Bristol-Myers Squibb Co.	65,438	4,501,480
Eli Lilly & Co.	39,523	3,330,208
Endo International PLC (b)	4,670	285,897
Johnson & Johnson	88,612	9,102,225
Mylan NV (b)	13,487	729,242
Perrigo Co. PLC	4,019	581,549
Pfizer, Inc.	209,905	6,775,734
Zoetis, Inc.	19,512	935,015

		34,296,350

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	1,407	146,230
Equifax, Inc.	7,749	863,006
Nielsen Holdings PLC	15,999	745,553
Robert Half International, Inc.	4,889	230,467
Verisk Analytics, Inc. (b)	10,176	782,331

		2,767,587

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
American Tower Corp.	27,738	2,689,199
Apartment Investment & Management Co. (Class A)	5,499	220,125
AvalonBay Communities, Inc.	8,905	1,639,678
Boston Properties, Inc.	6,440	821,358
Crown Castle International Corp.	21,796	1,884,264

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Equinix, Inc.	4,035	$1,220,184
Equity Residential	23,811	1,942,739
Essex Property Trust, Inc.	4,305	1,030,660
General Growth Properties, Inc.	23,270	633,177
Host Hotels & Resorts, Inc. (c)	23,641	362,653
Iron Mountain, Inc. (c)	4,926	133,051
Kimco Realty Corp.	26,984	713,997
Macerich Co.	4,136	333,734
Plum Creek Timber Co., Inc.	11,354	541,813
Prologis, Inc.	34,272	1,470,954
Public Storage	9,660	2,392,782
Realty Income Corp.	11,765	607,427
Simon Property Group, Inc.	12,561	2,442,361
SL Green Realty Corp.	2,690	303,916
Ventas, Inc.	10,017	565,259
Vornado Realty Trust	5,701	569,872
Welltower, Inc.	13,931	947,726
Weyerhaeuser Co.	16,656	499,347

		23,966,276

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (b)	18,972	656,052

ROAD & RAIL — 0.3%
JB Hunt Transport Services, Inc.	3,493	256,246
Union Pacific Corp.	22,379	1,750,038

		2,006,284

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	20,425	1,129,911
Applied Materials, Inc.	75,126	1,402,602
Avago Technologies, Ltd. (c)	17,110	2,483,517
Broadcom Corp. (Class A)	36,702	2,122,110
Intel Corp.	126,509	4,358,235
KLA-Tencor Corp.	5,340	370,329
Lam Research Corp.	10,307	818,582
Linear Technology Corp.	9,217	391,446
Microchip Technology, Inc. (c)	13,332	620,471
Micron Technology, Inc. (b)	34,037	481,964
NVIDIA Corp.	33,439	1,102,149
Qorvo, Inc. (b)	9,139	465,175
Skyworks Solutions, Inc.	12,490	959,607
Texas Instruments, Inc.	41,806	2,291,387
Xilinx, Inc.	10,037	471,438

		19,468,923

SOFTWARE — 7.6%
Activision Blizzard, Inc. (c)	32,944	1,275,262
Adobe Systems, Inc. (b)	32,659	3,067,987
Autodesk, Inc. (b)	9,139	556,839
Citrix Systems, Inc. (b)	9,839	744,320
Electronic Arts, Inc. (b)	20,356	1,398,864
Intuit, Inc.	17,280	1,667,520
Microsoft Corp.	522,314	28,977,981
Oracle Corp.	104,637	3,822,390
Red Hat, Inc. (b)	11,983	992,312
salesforce.com, Inc. (b)	40,835	3,201,464

		45,704,939

SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	4,771	718,083

AutoZone, Inc. (b)	1,995	1,480,110
CarMax, Inc. (b) (c)	7,718	416,540
Home Depot, Inc.	82,882	10,961,145
L Brands, Inc.	16,693	1,599,523
Lowe’s Cos., Inc.	59,795	4,546,812
O’Reilly Automotive, Inc. (b)	6,410	1,624,422
Ross Stores, Inc.	26,448	1,423,167
Signet Jewelers, Ltd.	4,932	610,039
TJX Cos., Inc.	43,734	3,101,178
Tractor Supply Co.	8,735	746,843

		27,227,862

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	364,638	38,381,796
Hewlett Packard Enterprise Co.	65,900	1,001,680
SanDisk Corp.	5,496	417,641

		39,801,117

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands, Inc.	24,773	729,069
Michael Kors Holdings, Ltd. (b)	7,928	317,596
NIKE, Inc. (Class B)	88,268	5,516,750
Under Armour, Inc. (Class A) (b) (c)	11,731	945,636
VF Corp.	11,340	705,915

		8,214,966

TOBACCO — 2.5%
Altria Group, Inc.	128,196	7,462,289
Philip Morris International, Inc.	55,709	4,897,378
Reynolds American, Inc.	54,222	2,502,346

		14,862,013

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (c)	11,402	465,430
United Rentals, Inc. (b)	2,512	182,220
WW Grainger, Inc. (c)	1,568	317,661

		965,311

TOTAL COMMON STOCKS (Cost $490,820,885)		599,183,516

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	39,410	39,410
State Street Navigator Securities Lending Prime Portfolio (e) (f)	12,639,819	12,639,819

TOTAL SHORT-TERM INVESTMENTS (Cost $12,679,229)		12,679,229

TOTAL INVESTMENTS — 101.8% (g) (Cost $503,500,114)		611,862,745
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(10,974,692)

NET ASSETS — 100.0%		$600,888,053

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	All or a portion of the shares of the security are on loan at December 31, 2015.

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	4,074	$559,605
Honeywell International, Inc.	9,320	965,272
L-3 Communications Holdings, Inc.	1,952	233,284
Lockheed Martin Corp.	2,769	601,288
Precision Castparts Corp.	1,362	315,998
Raytheon Co.	3,363	418,794
Textron, Inc.	6,911	290,331
United Technologies Corp.	20,722	1,990,763

		5,375,335

AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	1,900	117,838
Expeditors International of Washington, Inc.	1,738	78,384
FedEx Corp.	6,597	982,887
United Parcel Service, Inc. (Class B)	8,133	782,638

		1,961,747

AIRLINES — 1.0%
American Airlines Group, Inc.	15,864	671,840
Delta Air Lines, Inc.	19,800	1,003,662
United Continental Holdings, Inc. (a)	9,413	539,365

		2,214,867

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	5,671	245,157
Goodyear Tire & Rubber Co.	3,557	116,207
Johnson Controls, Inc.	16,240	641,318

		1,002,682

AUTOMOBILES — 1.3%
Ford Motor Co.	97,892	1,379,299
General Motors Co.	35,613	1,211,198
Harley-Davidson, Inc. (b)	4,844	219,869

		2,810,366

BANKS — 12.3%
Bank of America Corp.	261,484	4,400,776
BB&T Corp.	19,635	742,399
Citigroup, Inc.	74,852	3,873,591
Comerica, Inc.	4,396	183,885
Fifth Third Bancorp	19,945	400,894
Huntington Bancshares, Inc.	10,237	113,221
JPMorgan Chase & Co.	92,479	6,106,388
KeyCorp	21,026	277,333
M&T Bank Corp. (b)	3,989	483,387
People’s United Financial, Inc. (b)	8,145	131,542
PNC Financial Services Group, Inc.	12,763	1,216,442
Regions Financial Corp.	32,786	314,746
SunTrust Banks, Inc.	12,787	547,795
US Bancorp	41,263	1,760,692
Wells Fargo & Co.	116,735	6,345,715
Zions Bancorp	5,407	147,611

		27,046,417

BEVERAGES — 1.8%
Coca-Cola Co.	47,178	2,026,767
Coca-Cola Enterprises, Inc.	1,547	76,174
Molson Coors Brewing Co. (Class B)	1,800	169,056

PepsiCo, Inc.	16,503	1,648,980

		3,920,977

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	18,500	1,095,940
Amgen, Inc.	5,900	957,747
Baxalta, Inc.	5,286	206,313
Vertex Pharmaceuticals, Inc. (a)	3,056	384,536

		2,644,536

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)	588	93,939
Ameriprise Financial, Inc.	2,300	244,766
Bank of New York Mellon Corp.	27,492	1,133,220
BlackRock, Inc.	1,272	433,141
Franklin Resources, Inc.	9,487	349,311
Goldman Sachs Group, Inc.	9,916	1,787,161
Invesco, Ltd.	10,693	358,002
Legg Mason, Inc.	2,700	105,921
Morgan Stanley	20,154	641,099
Northern Trust Corp.	2,088	150,524
State Street Corp. (c)	10,101	670,302
T Rowe Price Group, Inc.	2,244	160,424

		6,127,810

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	2,513	326,966
Airgas, Inc.	484	66,947
CF Industries Holdings, Inc.	5,855	238,942
Dow Chemical Co.	28,232	1,453,383
E.I. du Pont de Nemours & Co.	12,016	800,266
Eastman Chemical Co.	3,913	264,167
FMC Corp. (b)	3,522	137,816
LyondellBasell Industries NV (Class A)	4,114	357,507
Monsanto Co.	5,500	541,860
Mosaic Co.	8,382	231,259
PPG Industries, Inc.	2,546	251,596
Praxair, Inc.	3,600	368,640

		5,039,349

COMMERCIAL SERVICES & SUPPLIES — 0.3%
ADT Corp. (b)	1,609	53,065
Pitney Bowes, Inc. (b)	5,284	109,115
Republic Services, Inc.	3,216	141,472
Tyco International PLC	5,852	186,620
Waste Management, Inc.	4,917	262,420

		752,692

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	75,266	2,043,848
F5 Networks, Inc. (a)	600	58,176
Harris Corp.	1,376	119,574
Motorola Solutions, Inc.	1,646	112,669
QUALCOMM, Inc.	37,800	1,889,433

		4,223,700

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,565	168,339
Jacobs Engineering Group, Inc. (a)	3,241	135,960
Quanta Services, Inc. (a)	4,015	81,304

		385,603

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.6%
American Express Co.	21,002	$1,460,689
Capital One Financial Corp.	13,390	966,490
Discover Financial Services	10,725	575,074
Navient Corp.	9,100	104,195
Synchrony Financial (a)	12,099	367,931

		3,474,379

CONTAINERS & PACKAGING — 0.4%
Ball Corp.	1,651	120,077
International Paper Co.	10,385	391,515
Owens-Illinois, Inc. (a)	4,359	75,934
Sealed Air Corp.	2,055	91,653
WestRock Co.	6,415	292,652

		971,831

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,760	322,946

DIVERSIFIED CONSUMER SERVICES — 0.0%
H&R Block, Inc.	2,465	82,109

DIVERSIFIED FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. (Class B) (a)	47,066	6,214,595
CME Group, Inc.	4,157	376,624
Leucadia National Corp.	8,396	146,006
Nasdaq, Inc.	1,123	65,325

		6,802,550

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	154,484	5,315,795
CenturyLink, Inc. (b)	13,832	348,013
Frontier Communications Corp. (b)	29,339	137,013
Level 3 Communications, Inc. (a)	4,300	233,748
Verizon Communications, Inc.	61,279	2,832,315

		8,866,884

ELECTRIC UTILITIES — 3.5%
American Electric Power Co., Inc.	12,326	718,236
Duke Energy Corp.	17,270	1,232,905
Edison International	8,143	482,147
Entergy Corp.	4,524	309,261
Eversource Energy	7,939	405,445
Exelon Corp.	23,095	641,348
FirstEnergy Corp.	10,663	338,337
NextEra Energy, Inc.	11,608	1,205,955
Pepco Holdings, Inc.	6,912	179,781
Pinnacle West Capital Corp.	2,969	191,441
PPL Corp.	16,862	575,500
Southern Co.	22,789	1,066,297
Xcel Energy, Inc.	12,773	458,679

		7,805,332

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	11,653	606,422
Emerson Electric Co.	16,428	785,752
Rockwell Automation, Inc.	1,761	180,696

		1,572,870

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	29,701	542,934
FLIR Systems, Inc.	2,008	56,365

TE Connectivity, Ltd.	5,816	375,772

		975,071

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	10,965	506,035
Diamond Offshore Drilling, Inc. (b)	1,871	39,478
Ensco PLC (Class A) (b)	6,206	95,510
FMC Technologies, Inc. (a)	5,757	167,011
Halliburton Co.	21,499	731,826
Helmerich & Payne, Inc. (b)	2,841	152,135
National Oilwell Varco, Inc. (b)	9,485	317,653
Schlumberger, Ltd.	31,721	2,212,540
Transocean, Ltd. (b)	9,101	112,670

		4,334,858

FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	6,153	993,709
CVS Health Corp.	15,000	1,466,550
Kroger Co.	13,226	553,244
Sysco Corp. (b)	13,168	539,888
Wal-Mart Stores, Inc.	39,393	2,414,791
Walgreens Boots Alliance, Inc.	9,405	800,883
Whole Foods Market, Inc. (b)	8,595	287,932

		7,056,997

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	14,995	550,017
ConAgra Foods, Inc.	4,703	198,278
General Mills, Inc.	5,742	331,084
Hershey Co.	1,465	130,781
J.M. Smucker Co.	1,260	155,408
Kellogg Co.	2,799	202,284
Keurig Green Mountain, Inc.	2,900	260,942
Kraft Heinz Co.	14,931	1,086,380
McCormick & Co., Inc. (b)	970	82,993
Mead Johnson Nutrition Co.	2,500	197,375
Tyson Foods, Inc. (Class A) (b)	7,392	394,215

		3,589,757

GAS UTILITIES — 0.0%
AGL Resources, Inc.	1,353	86,335

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	21,700	974,547
Baxter International, Inc.	13,787	525,974
DENTSPLY International, Inc.	1,440	87,624
Intuitive Surgical, Inc. (a)	300	163,848
Medtronic PLC	15,500	1,192,260
St. Jude Medical, Inc.	3,444	212,736
Stryker Corp.	3,000	278,820
Varian Medical Systems, Inc. (a)	1,123	90,738
Zimmer Biomet Holdings, Inc.	2,451	251,448

		3,777,995

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Anthem, Inc. (b)	6,582	917,794
Cardinal Health, Inc.	8,290	740,048
DaVita HealthCare Partners, Inc. (a)	1,300	90,623
Express Scripts Holding Co. (a)	16,957	1,482,211
HCA Holdings, Inc. (a)	4,598	310,963
Henry Schein, Inc. (a)	720	113,897
Humana, Inc.	1,996	356,306

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

McKesson Corp.	5,822	$1,148,273
Patterson Cos., Inc. (b)	926	41,864
Quest Diagnostics, Inc.	3,625	257,883
Tenet Healthcare Corp. (a) (b)	2,500	75,750
UnitedHealth Group, Inc.	10,312	1,213,104
Universal Health Services, Inc. (Class B)	875	104,554

		6,853,270

HOTELS, RESTAURANTS & LEISURE — 1.2%
Carnival Corp.	11,522	627,719
Darden Restaurants, Inc.	3,053	194,293
Marriott International, Inc. (Class A) (b)	1,600	107,264
McDonald’s Corp.	7,817	923,500
Royal Caribbean Cruises, Ltd.	1,464	148,171
Starwood Hotels & Resorts Worldwide, Inc.	2,067	143,202
Wynn Resorts, Ltd. (b)	1,400	96,866
Yum! Brands, Inc.	5,205	380,225

		2,621,240

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (b)	2,988	111,064
Harman International Industries, Inc.	800	75,368
Leggett & Platt, Inc.	1,300	54,626
PulteGroup, Inc.	8,022	142,952
Whirlpool Corp.	2,042	299,908

		683,918

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive Co.	10,388	692,048
Kimberly-Clark Corp.	4,199	534,533
Procter & Gamble Co.	68,377	5,429,818

		6,656,399

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	17,230	164,891
NRG Energy, Inc.	9,334	109,861

		274,752

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	6,483	976,599
Danaher Corp.	5,139	477,310
General Electric Co.	106,676	3,322,958

		4,776,867

INSURANCE — 4.6%
ACE, Ltd. (b)	8,122	949,056
Aflac, Inc.	10,727	642,547
Allstate Corp.	9,705	602,583
American International Group, Inc.	31,094	1,926,895
Aon PLC	2,637	243,158
Assurant, Inc. (b)	866	69,748
Chubb Corp.	2,356	312,500
Cincinnati Financial Corp.	1,731	102,423
Hartford Financial Services Group, Inc.	10,321	448,551
Lincoln National Corp.	6,179	310,556
Loews Corp.	7,064	271,258
Marsh & McLennan Cos., Inc.	6,265	347,394
MetLife, Inc.	27,941	1,347,036
Principal Financial Group, Inc.	6,804	306,044
Progressive Corp.	7,937	252,397

Prudential Financial, Inc.	11,245	915,455
Torchmark Corp.	1,326	75,794
Travelers Cos., Inc.	7,648	863,153
Unum Group	6,103	203,169

		10,189,717

INTERNET SOFTWARE & SERVICES — 0.3%
Yahoo!, Inc. (a)	21,800	725,068

IT SERVICES — 1.3%
Automatic Data Processing, Inc.	4,700	398,184
CSRA, Inc.	1,943	58,290
Fidelity National Information Services, Inc.	3,038	184,103
International Business Machines Corp.	13,685	1,883,330
Teradata Corp. (a)	1,773	46,843
Western Union Co. (b)	6,396	114,552
Xerox Corp.	23,935	254,429

		2,939,731

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (b)	9,004	244,639

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	5,288	221,091
Thermo Fisher Scientific, Inc.	3,400	482,290

		703,381

MACHINERY — 1.8%
Caterpillar, Inc. (b)	14,600	992,216
Cummins, Inc.	4,089	359,873
Deere & Co. (b)	7,822	596,584
Dover Corp. (b)	4,125	252,904
Flowserve Corp.	3,625	152,540
Illinois Tool Works, Inc.	3,639	337,263
Ingersoll-Rand PLC	6,533	361,210
PACCAR, Inc. (b)	8,906	422,144
Parker-Hannifin Corp.	3,444	333,999
Pentair PLC (b)	1,714	84,894
Xylem, Inc.	2,630	95,995

		3,989,622

MEDIA — 2.0%
CBS Corp. (Class B)	4,883	230,136
Comcast Corp. (Class A)	22,732	1,282,767
Interpublic Group of Cos., Inc.	3,687	85,833
News Corp. (Class A)	10,235	136,740
News Corp. (Class B)	2,863	39,968
Omnicom Group, Inc.	3,131	236,891
Scripps Networks Interactive, Inc. (Class A)	1,100	60,731
TEGNA, Inc. (b)	2,764	70,537
Time Warner, Inc.	20,100	1,299,867
Twenty-First Century Fox, Inc. (Class A)	14,045	381,462
Twenty-First Century Fox, Inc. (Class B)	4,908	133,645
Viacom, Inc. (Class B)	8,699	358,051

		4,316,628

METALS & MINING — 0.5%
Alcoa, Inc. (b)	32,888	324,604
Freeport-McMoRan, Inc. (b)	30,305	205,165
Newmont Mining Corp.	13,272	238,763
Nucor Corp.	8,046	324,254

		1,092,786

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MULTI-UTILITIES — 2.1%
Ameren Corp.	6,097	$263,573
CenterPoint Energy, Inc.	10,767	197,682
CMS Energy Corp.	7,317	263,997
Consolidated Edison, Inc.	7,381	474,377
Dominion Resources, Inc.	8,863	599,493
DTE Energy Co.	4,497	360,615
NiSource, Inc.	8,053	157,114
PG&E Corp.	12,355	657,163
Public Service Enterprise Group, Inc.	12,750	493,298
SCANA Corp. (b)	3,568	215,828
Sempra Energy	5,906	555,223
TECO Energy, Inc.	2,795	74,487
WEC Energy Group, Inc.	7,940	407,401

		4,720,251

MULTILINE RETAIL — 0.9%
Dollar General Corp.	3,387	243,424
Kohl’s Corp. (b)	4,817	229,434
Macy’s, Inc.	7,883	275,747
Nordstrom, Inc. (b)	3,400	169,354
Target Corp.	15,442	1,121,243

		2,039,202

OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.	7,161	347,881
Apache Corp.	5,466	243,073
Cabot Oil & Gas Corp.	6,000	106,140
Chesapeake Energy Corp. (b)	13,712	61,704
Chevron Corp.	47,244	4,250,070
Cimarex Energy Co.	868	77,582
Columbia Pipeline Group, Inc.	9,752	195,040
ConocoPhillips	31,000	1,447,390
CONSOL Energy, Inc. (b)	6,041	47,724
Devon Energy Corp.	4,830	154,560
EOG Resources, Inc.	6,500	460,135
EQT Corp.	3,870	201,743
Exxon Mobil Corp.	104,580	8,152,011
Hess Corp.	6,075	294,516
Kinder Morgan, Inc.	46,000	686,320
Marathon Oil Corp.	17,020	214,282
Marathon Petroleum Corp.	13,350	692,064
Murphy Oil Corp. (b)	4,632	103,988
Newfield Exploration Co. (a)	1,610	52,422
Noble Energy, Inc.	10,713	352,779
Occidental Petroleum Corp.	11,355	767,712
ONEOK, Inc. (b)	5,525	136,247
Phillips 66	11,914	974,565
Range Resources Corp. (b)	4,300	105,823
Southwestern Energy Co. (a) (b)	10,309	73,297
Spectra Energy Corp.	16,895	404,466
Tesoro Corp.	1,670	175,968
Valero Energy Corp.	12,133	857,924
Williams Cos., Inc.	10,800	277,560

		21,914,986

PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	16,795	1,155,328
Eli Lilly & Co.	9,271	781,175
Endo International PLC (a)	3,468	212,311
Johnson & Johnson	35,402	3,636,493

Mallinckrodt PLC (a)	2,900	216,427
Merck & Co., Inc.	70,201	3,708,017
Mylan NV (a) (b)	5,200	281,164
Perrigo Co. PLC	2,159	312,407
Pfizer, Inc.	74,411	2,401,987
Zoetis, Inc.	4,000	191,680

		12,896,989

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	390	40,533
Nielsen Holdings PLC	3,000	139,800
Robert Half International, Inc.	1,500	70,710

		251,043

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Apartment Investment & Management Co. (Class A)	1,800	72,054
Boston Properties, Inc.	1,400	178,556
General Growth Properties, Inc.	5,700	155,097
HCP, Inc.	11,717	448,058
Host Hotels & Resorts, Inc.	9,800	150,332
Iron Mountain, Inc. (b)	2,900	78,329
Macerich Co.	1,800	145,242
Realty Income Corp.	1,800	92,934
Simon Property Group, Inc.	3,000	583,320
SL Green Realty Corp.	1,474	166,532
Ventas, Inc.	4,500	253,935
Vornado Realty Trust	2,267	226,609
Welltower, Inc.	3,600	244,908
Weyerhaeuser Co.	6,368	190,913

		2,986,819

ROAD & RAIL — 1.2%
CSX Corp.	24,500	635,775
JB Hunt Transport Services, Inc.	900	66,024
Kansas City Southern (b)	2,769	206,761
Norfolk Southern Corp.	7,540	637,809
Ryder System, Inc.	1,458	82,858
Union Pacific Corp.	12,900	1,008,780

		2,638,007

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
First Solar, Inc. (a)	1,957	129,142
Intel Corp.	69,900	2,408,055
KLA-Tencor Corp.	1,849	128,228
Linear Technology Corp.	2,748	116,708
Micron Technology, Inc. (a)	14,200	201,072
Texas Instruments, Inc.	9,432	516,968
Xilinx, Inc.	2,540	119,304

		3,619,477

SOFTWARE — 1.0%
Autodesk, Inc. (a)	2,200	134,046
CA, Inc.	7,792	222,540
Oracle Corp.	40,221	1,469,273
Symantec Corp.	16,937	355,677

		2,181,536

SPECIALTY RETAIL — 0.6%
AutoNation, Inc. (a)	1,947	116,158
Bed Bath & Beyond, Inc. (a) (b)	4,148	200,141

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Best Buy Co., Inc. (b)	7,504	$228,497
CarMax, Inc. (a) (b)	2,187	118,032
GameStop Corp. (Class A) (b)	2,829	79,325
Gap, Inc. (b)	5,801	143,285
Staples, Inc.	16,906	160,100
Tiffany & Co. (b)	2,780	212,086
Urban Outfitters, Inc. (a) (b)	2,610	59,378

		1,317,002

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
EMC Corp.	48,695	1,250,488
Hewlett Packard Enterprise Co.	19,876	302,115
HP, Inc.	45,376	537,252
NetApp, Inc.	7,298	193,616
SanDisk Corp.	2,900	220,371
Seagate Technology PLC (b)	7,500	274,950
Western Digital Corp. (b)	5,800	348,290

		3,127,082

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Coach, Inc. (b)	7,256	237,489
Fossil Group, Inc. (a) (b)	890	32,538
Michael Kors Holdings, Ltd. (a)	1,600	64,096
PVH Corp.	2,150	158,348
Ralph Lauren Corp. (b)	1,438	160,308
VF Corp.	4,200	261,450

		914,229

TOBACCO — 0.7%
Philip Morris International, Inc.	17,506	1,538,952

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	2,652	108,255
United Rentals, Inc. (a) (b)	1,400	101,556
WW Grainger, Inc. (b)	782	158,426

		368,237

TOTAL COMMON STOCKS (Cost $219,737,430)		219,807,825

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	502,406	502,406
State Street Navigator Securities Lending Prime Portfolio (e) (f)	7,436,373	7,436,373

TOTAL SHORT-TERM INVESTMENTS (Cost $7,938,779)		7,938,779

TOTAL INVESTMENTS — 103.2% (g) (Cost $227,676,209)		227,746,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(7,111,473)

NET ASSETS — 100.0%		$220,635,131

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	266	$57,762

AUTOMOBILES — 2.6%
Ford Motor Co.	3,718	52,387
General Motors Co.	1,750	59,517

		111,904

BANKS — 1.3%
People’s United Financial, Inc.	3,391	54,765

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	796	47,155

CHEMICALS — 2.5%
Dow Chemical Co.	1,172	60,335
LyondellBasell Industries NV (Class A)	588	51,097

		111,432

COMMERCIAL SERVICES & SUPPLIES — 2.6%
Pitney Bowes, Inc.	2,636	54,433
Waste Management, Inc.	1,079	57,586

		112,019

CONSUMER FINANCE — 0.9%
Navient Corp.	3,548	40,624

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
AT&T, Inc.	1,588	54,643
CenturyLink, Inc.	1,945	48,936
Frontier Communications Corp.	11,685	54,569
Verizon Communications, Inc.	1,190	55,002

		213,150

ELECTRIC UTILITIES — 13.8%
American Electric Power Co., Inc.	984	57,338
Duke Energy Corp.	743	53,043
Entergy Corp.	777	53,116
Eversource Energy	1,110	56,688
Exelon Corp.	1,736	48,209
FirstEnergy Corp.	1,624	51,529
Pepco Holdings, Inc.	2,068	53,789
Pinnacle West Capital Corp.	893	57,580
PPL Corp.	1,734	59,181
Southern Co.	1,233	57,692
Xcel Energy, Inc.	1,591	57,133

		605,298

ENERGY EQUIPMENT & SERVICES — 3.4%
Helmerich & Payne, Inc.	964	51,622
National Oilwell Varco, Inc.	1,323	44,307
Transocean, Ltd.	4,159	51,489

		147,418

FOOD & STAPLES RETAILING — 1.4%
Sysco Corp.	1,520	62,320

GAS UTILITIES — 1.7%
AGL Resources, Inc.	1,148	73,254

HOTELS, RESTAURANTS & LEISURE — 2.7%
Darden Restaurants, Inc.	841	53,521
McDonald’s Corp.	553	65,332

		118,853

HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	1,328	49,362

HOUSEHOLD PRODUCTS — 1.4%
Kimberly-Clark Corp.	480	61,104

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	2,113	65,820

INSURANCE — 1.4%
Cincinnati Financial Corp.	999	59,111

IT SERVICES — 1.4%
Paychex, Inc.	1,189	62,886

LEISURE EQUIPMENT & PRODUCTS — 1.5%
Mattel, Inc.	2,378	64,610

MACHINERY — 1.1%
Caterpillar, Inc.	708	48,116

MULTI-UTILITIES — 14.2%
Ameren Corp.	1,342	58,015
CenterPoint Energy, Inc.	2,879	52,858
CMS Energy Corp.	1,610	58,089
Consolidated Edison, Inc.	867	55,722
Dominion Resources, Inc.	769	52,015
DTE Energy Co.	685	54,930
PG&E Corp.	1,051	55,903
Public Service Enterprise Group, Inc.	1,324	51,226
SCANA Corp.	1,007	60,913
TECO Energy, Inc.	2,494	66,465
WEC Energy Group, Inc.	1,125	57,724

		623,860

OIL, GAS & CONSUMABLE FUELS — 6.7%
Chevron Corp.	624	56,135
ConocoPhillips	1,106	51,639
Kinder Morgan, Inc.	1,608	23,991
Occidental Petroleum Corp.	786	53,141
ONEOK, Inc.	1,473	36,324
Spectra Energy Corp.	1,841	44,074
Williams Cos., Inc.	1,061	27,268

		292,572

PHARMACEUTICALS — 2.3%
Merck & Co., Inc.	943	49,809
Pfizer, Inc.	1,545	49,873

		99,682

REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.7%
Crown Castle International Corp.	674	58,267
HCP, Inc.	1,427	54,569
Host Hotels & Resorts, Inc.	2,873	44,072
Iron Mountain, Inc.	1,854	50,077
Kimco Realty Corp.	2,232	59,059
Macerich Co.	697	56,241
Plum Creek Timber Co., Inc.	1,346	64,231
Prologis, Inc.	1,358	58,285
Public Storage	269	66,631
Realty Income Corp.	1,142	58,961
Ventas, Inc.	939	52,988
Welltower, Inc.	795	54,084
Weyerhaeuser Co.	1,797	53,874

		731,339

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
KLA-Tencor Corp.	1,039	$72,055

SOFTWARE — 1.2%
CA, Inc.	1,892	54,035

SPECIALTY RETAIL — 0.8%
GameStop Corp. (Class A)	1,215	34,068

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Seagate Technology PLC	1,099	40,289

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Coach, Inc.	1,768	57,867

TOBACCO — 4.0%
Altria Group, Inc.	1,015	59,083
Philip Morris International, Inc.	645	56,702
Reynolds American, Inc.	1,286	59,349

		175,134

TOTAL COMMON STOCKS (Cost $4,531,442)		4,347,864

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (Cost $19,676)	19,676	19,676

TOTAL INVESTMENTS — 99.7% (c) (Cost $4,551,118)		4,367,540
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,351

NET ASSETS — 100.0%		$4,378,891

(a)	The rate shown is the annualized seven-day yield at December 31, 2015.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
Boeing Co.	2,192	$316,941
General Dynamics Corp.	1,036	142,305
Honeywell International, Inc.	2,682	277,775
L-3 Communications Holdings, Inc.	248	29,638
Lockheed Martin Corp.	920	199,778
Northrop Grumman Corp.	633	119,517
Precision Castparts Corp.	480	111,365
Raytheon Co.	1,056	131,504
Rockwell Collins, Inc.	456	42,089
Textron, Inc.	960	40,330
United Technologies Corp.	2,878	276,489

		1,687,731

AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	502	31,134
Expeditors International of Washington, Inc.	648	29,225
FedEx Corp.	912	135,879
United Parcel Service, Inc. (Class B)	2,424	233,261

		429,499

AIRLINES — 0.7%
American Airlines Group, Inc.	2,184	92,492
Delta Air Lines, Inc.	2,760	139,905
Southwest Airlines Co.	2,284	98,349
United Continental Holdings, Inc.	1,240	71,052

		401,798

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	792	34,238
Delphi Automotive PLC	984	84,359
Goodyear Tire & Rubber Co.	936	30,579
Johnson Controls, Inc.	2,278	89,958
		239,134
AUTOMOBILES — 0.7%
Ford Motor Co.	13,533	190,680
General Motors Co.	4,924	167,465
Harley-Davidson, Inc.	672	30,502

		388,647

BANKS — 6.3%
Bank of America Corp.	36,159	608,556
BB&T Corp.	2,710	102,465
Citigroup, Inc.	10,368	536,544
Comerica, Inc.	624	26,102
Fifth Third Bancorp	2,784	55,958
Huntington Bancshares, Inc.	2,784	30,791
JPMorgan Chase & Co.	12,786	844,260
KeyCorp	2,926	38,594
M&T Bank Corp.	552	66,891
People’s United Financial, Inc.	1,080	17,442
PNC Financial Services Group, Inc.	1,776	169,271
Regions Financial Corp.	4,606	44,218
SunTrust Banks, Inc.	1,800	77,112
US Bancorp	5,656	241,342
Wells Fargo & Co.	16,142	877,479
Zions Bancorp	718	19,601

		3,756,626

BEVERAGES — 2.4%
Brown-Forman Corp. (Class B)	360	35,741
Coca-Cola Co.	13,613	584,814
Coca-Cola Enterprises, Inc.	742	36,536
Constellation Brands, Inc. (Class A)	600	85,464
Dr. Pepper Snapple Group, Inc.	670	62,444
Molson Coors Brewing Co. (Class B)	552	51,844
Monster Beverage Corp.	528	78,651
PepsiCo, Inc.	5,070	506,594

		1,442,088

BIOTECHNOLOGY — 3.9%
AbbVie, Inc.	5,686	336,839
Alexion Pharmaceuticals, Inc.	762	145,351
Amgen, Inc.	2,620	425,305
Baxalta, Inc.	1,872	73,064
Biogen, Inc.	768	235,277
Celgene Corp.	2,740	328,142
Gilead Sciences, Inc.	4,983	504,230
Regeneron Pharmaceuticals, Inc.	265	143,861
Vertex Pharmaceuticals, Inc.	840	105,697

		2,297,766

BUILDING PRODUCTS — 0.1%
Allegion PLC	336	22,149
Masco Corp.	1,200	33,960

		56,109

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	192	30,674
Ameriprise Financial, Inc.	574	61,085
Bank of New York Mellon Corp.	3,718	153,256
BlackRock, Inc.	442	150,510
Charles Schwab Corp.	4,151	136,693
E*TRADE Financial Corp.	1,008	29,877
Franklin Resources, Inc.	1,344	49,486
Goldman Sachs Group, Inc.	1,377	248,177
Invesco, Ltd.	1,488	49,818
Legg Mason, Inc.	384	15,064
Morgan Stanley	5,290	168,275
Northern Trust Corp.	768	55,365
State Street Corp. (a)	1,416	93,966
T Rowe Price Group, Inc.	888	63,483

		1,305,729

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	672	87,434
Airgas, Inc.	200	27,664
CF Industries Holdings, Inc.	816	33,301
Dow Chemical Co.	3,930	202,316
E.I. du Pont de Nemours & Co.	2,992	199,267
Eastman Chemical Co.	526	35,510
Ecolab, Inc.	912	104,315
FMC Corp.	456	17,843
International Flavors & Fragrances, Inc.	288	34,456
LyondellBasell Industries NV (Class A)	1,256	109,146
Monsanto Co.	1,534	151,130
Mosaic Co.	1,176	32,446
PPG Industries, Inc.	936	92,496
Praxair, Inc.	986	100,966

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Sherwin-Williams Co.	266	$69,054

		1,297,344

COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT Corp.	598	19,722
Cintas Corp.	312	28,408
Pitney Bowes, Inc.	696	14,372
Republic Services, Inc.	840	36,951
Stericycle, Inc.	288	34,733
Tyco International PLC	1,464	46,687
Waste Management, Inc.	1,464	78,134

		259,007

COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	17,586	477,548
F5 Networks, Inc.	240	23,270
Harris Corp.	432	37,541
Juniper Networks, Inc.	1,224	33,782
Motorola Solutions, Inc.	552	37,785
QUALCOMM, Inc.	5,188	259,322

		869,248

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	504	23,799
Jacobs Engineering Group, Inc.	432	18,122
Quanta Services, Inc.	574	11,624

		53,545

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	240	32,779
Vulcan Materials Co.	456	43,307

		76,086

CONSUMER FINANCE — 0.9%
American Express Co.	2,912	202,530
Capital One Financial Corp.	1,844	133,100
Discover Financial Services	1,512	81,073
Navient Corp.	1,296	14,839
Synchrony Financial	2,850	86,669

		518,211

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	312	19,550
Ball Corp.	480	34,910
International Paper Co.	1,444	54,439
Owens-Illinois, Inc.	552	9,616
Sealed Air Corp.	720	32,112
WestRock Co.	912	41,605

		192,232

DISTRIBUTORS — 0.1%
Genuine Parts Co.	528	45,350

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
H&R Block, Inc.	816	27,181

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. (Class B)	6,507	859,184
CME Group, Inc.	1,176	106,546
Intercontinental Exchange, Inc.	384	98,404
Leucadia National Corp.	1,176	20,451
McGraw Hill Financial, Inc.	936	92,271
Moody’s Corp.	600	60,204

Nasdaq, Inc.	408	23,733

		1,260,793

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	21,380	735,686
CenturyLink, Inc.	1,956	49,213
Frontier Communications Corp.	4,054	18,932
Level 3 Communications, Inc.	1,008	54,795
Verizon Communications, Inc.	14,120	652,626

		1,511,252

ELECTRIC UTILITIES — 1.4%
Duke Energy Corp.	2,398	171,193
Edison International	1,128	66,789
Entergy Corp.	624	42,657
Eversource Energy	1,104	56,381
NextEra Energy, Inc.	1,606	166,847
Pepco Holdings, Inc.	888	23,097
Pinnacle West Capital Corp.	384	24,760
PPL Corp.	2,326	79,387
Southern Co.	3,156	147,669
Xcel Energy, Inc.	1,753	62,950

		841,730

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	840	45,016
Eaton Corp. PLC	1,630	84,825
Emerson Electric Co.	2,280	109,052
Rockwell Automation, Inc.	456	46,790

		285,683

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	1,080	56,408
Corning, Inc.	4,110	75,131
FLIR Systems, Inc.	480	13,473
TE Connectivity, Ltd.	1,342	86,707

		231,719

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	1,512	69,779
Cameron International Corp.	672	42,470
Diamond Offshore Drilling, Inc.	216	4,558
Ensco PLC (Class A)	816	12,558
FMC Technologies, Inc.	792	22,976
Halliburton Co.	2,974	101,235
Helmerich & Payne, Inc.	384	20,563
National Oilwell Varco, Inc.	1,342	44,944
Schlumberger, Ltd.	4,390	306,203
Transocean, Ltd.	1,180	14,608

		639,894

FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	1,518	245,157
CVS Health Corp.	3,835	374,948
Kroger Co.	3,382	141,469
Sysco Corp.	1,824	74,784
Wal-Mart Stores, Inc.	5,432	332,982
Walgreens Boots Alliance, Inc.	3,036	258,530
Whole Foods Market, Inc.	1,098	36,783

		1,464,653

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,112	$77,468
Campbell Soup Co.	624	32,791
ConAgra Foods, Inc.	1,500	63,240
General Mills, Inc.	2,086	120,279
Hershey Co.	504	44,992
Hormel Foods Corp.	478	37,800
J.M. Smucker Co.	408	50,323
Kellogg Co.	888	64,176
Keurig Green Mountain, Inc.	408	36,712
Kraft Heinz Co.	2,064	150,177
McCormick & Co., Inc.	408	34,908
Mead Johnson Nutrition Co.	696	54,949
Mondelez International, Inc. (Class A)	5,521	247,562
Tyson Foods, Inc. (Class A)	1,056	56,316

		1,071,693

GAS UTILITIES — 0.0% (b)
AGL Resources, Inc.	408	26,034

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	5,182	232,723
Baxter International, Inc.	1,896	72,332
Becton, Dickinson and Co.	720	110,945
Boston Scientific Corp.	4,668	86,078
C.R. Bard, Inc.	264	50,012
DENTSPLY International, Inc.	480	29,208
Edwards Lifesciences Corp.	759	59,946
Intuitive Surgical, Inc.	121	66,085
Medtronic PLC	4,878	375,216
St. Jude Medical, Inc.	984	60,782
Stryker Corp.	1,104	102,606
Varian Medical Systems, Inc.	336	27,149
Zimmer Biomet Holdings, Inc.	600	61,554

		1,334,636

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	1,202	129,960
AmerisourceBergen Corp.	680	70,523
Anthem, Inc.	912	127,169
Cardinal Health, Inc.	1,128	100,697
Cigna Corp.	888	129,941
DaVita HealthCare Partners, Inc.	600	41,826
Express Scripts Holding Co.	2,350	205,413
HCA Holdings, Inc.	1,104	74,663
Henry Schein, Inc.	288	45,559
Humana, Inc.	504	89,969
Laboratory Corp. of America Holdings	358	44,263
McKesson Corp.	800	157,784
Patterson Cos., Inc.	312	14,106
Quest Diagnostics, Inc.	504	35,855
Tenet Healthcare Corp.	336	10,181
UnitedHealth Group, Inc.	3,314	389,859
Universal Health Services, Inc. (Class B)	312	37,281

		1,705,049

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	1,057	63,600

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	1,608	87,604
Chipotle Mexican Grill, Inc.	111	53,263

Darden Restaurants, Inc.	396	25,201
Marriott International, Inc. (Class A)	626	41,967
McDonald’s Corp.	3,175	375,095
Royal Caribbean Cruises, Ltd.	600	60,726
Starbucks Corp.	5,158	309,635
Starwood Hotels & Resorts Worldwide, Inc.	600	41,568
Wyndham Worldwide Corp.	408	29,641
Wynn Resorts, Ltd.	288	19,927
Yum! Brands, Inc.	1,488	108,698

		1,153,325

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	1,128	36,130
Garmin, Ltd.	408	15,165
Harman International Industries, Inc.	240	22,610
Leggett & Platt, Inc.	480	20,170
Lennar Corp. (Class A)	600	29,346
Mohawk Industries, Inc.	216	40,908
Newell Rubbermaid, Inc.	936	41,259
PulteGroup, Inc.	1,108	19,745
Whirlpool Corp.	264	38,774

		264,107

HOUSEHOLD PRODUCTS — 2.0%
Clorox Co.	456	57,835
Colgate-Palmolive Co.	3,120	207,854
Kimberly-Clark Corp.	1,270	161,671
Procter & Gamble Co.	9,434	749,154

		1,176,514

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	2,374	22,719
NRG Energy, Inc.	1,152	13,559

		36,278

INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	2,142	322,671
Danaher Corp.	2,064	191,704
General Electric Co.	32,758	1,020,412
Roper Technologies, Inc.	348	66,047

		1,600,834

INSURANCE — 2.9%
ACE, Ltd.	1,128	131,807
Aflac, Inc.	1,488	89,131
Allstate Corp.	1,352	83,946
American International Group, Inc.	4,257	263,806
Aon PLC	952	87,784
Assurant, Inc.	240	19,330
Chubb Corp.	792	105,051
Cincinnati Financial Corp.	504	29,822
Hartford Financial Services Group, Inc.	1,440	62,582
Lincoln National Corp.	864	43,425
Loews Corp.	1,006	38,630
Marsh & McLennan Cos., Inc.	1,756	97,370
MetLife, Inc.	3,886	187,344
Principal Financial Group, Inc.	958	43,091
Progressive Corp.	2,038	64,808
Prudential Financial, Inc.	1,560	127,000
Torchmark Corp.	408	23,321
Travelers Cos., Inc.	1,060	119,632

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Unum Group	864	$28,762
XL Group PLC	1,056	41,374

		1,688,016

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc.	1,336	902,989
Expedia, Inc.	397	49,347
Netflix, Inc.	1,486	169,969
Priceline Group, Inc.	169	215,466
TripAdvisor, Inc.	384	32,736

		1,370,507

INTERNET SOFTWARE & SERVICES — 4.5%
Akamai Technologies, Inc.	624	32,841
Alphabet, Inc. (Class A)	1,008	784,234
Alphabet, Inc. (Class C)	1,032	783,164
eBay, Inc.	3,886	106,788
Facebook, Inc. (Class A)	7,851	821,686
VeriSign, Inc.	336	29,353
Yahoo!, Inc.	3,001	99,813

		2,657,879

IT SERVICES — 3.9%
Accenture PLC (Class A)	2,160	225,720
Alliance Data Systems Corp.	216	59,739
Automatic Data Processing, Inc.	1,609	136,315
Cognizant Technology Solutions Corp. (Class A)	2,112	126,762
CSRA, Inc.	480	14,400
Fidelity National Information Services, Inc.	973	58,964
Fiserv, Inc.	766	70,058
International Business Machines Corp.	3,102	426,897
MasterCard, Inc. (Class A)	3,428	333,750
Paychex, Inc.	1,126	59,554
PayPal Holdings, Inc.	3,852	139,443
Teradata Corp.	456	12,048
Total System Services, Inc.	588	29,282
Visa, Inc. (Class A)	6,744	522,997
Western Union Co.	1,776	31,808
Xerox Corp.	3,310	35,185

		2,282,922

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	384	25,866
Mattel, Inc.	1,176	31,952

		57,818

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,152	48,165
Illumina, Inc.	501	96,164
PerkinElmer, Inc.	384	20,571
Thermo Fisher Scientific, Inc.	1,390	197,172
Waters Corp.	288	38,759

		400,831

MACHINERY — 1.2%
Caterpillar, Inc.	2,028	137,823
Cummins, Inc.	576	50,694
Deere & Co.	1,080	82,372
Dover Corp.	552	33,843
Flowserve Corp.	456	19,188
Illinois Tool Works, Inc.	1,150	106,582

Ingersoll-Rand PLC	912	50,424
PACCAR, Inc.	1,224	58,018
Parker-Hannifin Corp.	480	46,550
Pentair PLC	624	30,907
Snap-on, Inc.	192	32,915
Stanley Black & Decker, Inc.	528	56,353
Xylem, Inc.	624	22,776

		728,445

MEDIA — 3.2%
Cablevision Systems Corp. (Class A)	768	24,499
CBS Corp. (Class B)	1,536	72,392
Comcast Corp. (Class A)	8,483	478,696
Discovery Communications, Inc. (Class A)	528	14,087
Discovery Communications, Inc. (Class C)	888	22,395
Interpublic Group of Cos., Inc.	1,416	32,964
News Corp. (Class A)	1,320	17,635
News Corp. (Class B)	384	5,361
Omnicom Group, Inc.	840	63,554
Scripps Networks Interactive, Inc. (Class A)	336	18,551
TEGNA, Inc.	792	20,212
Time Warner Cable, Inc.	984	182,620
Time Warner, Inc.	2,780	179,783
Twenty-First Century Fox, Inc. (Class A)	4,096	111,247
Twenty-First Century Fox, Inc. (Class B)	1,488	40,518
Viacom, Inc. (Class B)	1,200	49,392
Walt Disney Co.	5,258	552,511

		1,886,417

METALS & MINING — 0.1%
Newmont Mining Corp.	1,846	33,210
Nucor Corp.	1,104	44,491

		77,701

MULTI-UTILITIES — 1.2%
Ameren Corp.	840	36,313
CenterPoint Energy, Inc.	1,488	27,320
CMS Energy Corp.	960	34,637
Consolidated Edison, Inc.	1,008	64,784
Dominion Resources, Inc.	2,064	139,609
DTE Energy Co.	624	50,038
NiSource, Inc.	1,104	21,539
PG&E Corp.	1,702	90,529
Public Service Enterprise Group, Inc.	1,752	67,785
SCANA Corp.	504	30,487
Sempra Energy	816	76,712
WEC Energy Group, Inc.	1,102	56,544

		696,297

MULTILINE RETAIL — 0.7%
Dollar General Corp.	1,030	74,026
Dollar Tree, Inc.	816	63,012
Kohl’s Corp.	694	33,055
Macy’s, Inc.	1,092	38,198
Nordstrom, Inc.	480	23,909
Target Corp.	2,144	155,676

		387,876

OIL, GAS & CONSUMABLE FUELS — 1.1%
Kinder Morgan, Inc.	6,239	93,086
Marathon Petroleum Corp.	1,870	96,941

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

ONEOK, Inc.	720	$17,755
Phillips 66	1,656	135,461
Spectra Energy Corp.	2,328	55,732
Tesoro Corp.	432	45,520
Valero Energy Corp.	1,678	118,651
Williams Cos., Inc.	2,374	61,012

		624,158

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	742	65,341

PHARMACEUTICALS — 6.1%
Allergan PLC	1,368	427,500
Bristol-Myers Squibb Co.	5,786	398,019
Eli Lilly & Co.	3,382	284,967
Endo International PLC	720	44,078
Johnson & Johnson	9,596	985,701
Mallinckrodt PLC	408	30,449
Merck & Co., Inc.	9,708	512,777
Mylan NV	1,438	77,753
Perrigo Co. PLC	504	72,929
Pfizer, Inc.	21,441	692,115
Zoetis, Inc.	1,586	76,001

		3,602,289

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	120	12,472
Equifax, Inc.	408	45,439
Nielsen Holdings PLC	1,272	59,275
Robert Half International, Inc.	456	21,496
Verisk Analytics, Inc.	500	38,440

		177,122

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
American Tower Corp.	1,464	141,935
Apartment Investment & Management Co. (Class A)	552	22,097
AvalonBay Communities, Inc.	456	83,963
Boston Properties, Inc.	528	67,341
Crown Castle International Corp.	1,152	99,590
Equinix, Inc.	194	58,666
Equity Residential	1,270	103,619
Essex Property Trust, Inc.	229	54,825
General Growth Properties, Inc.	2,038	55,454
HCP, Inc.	1,608	61,490
Host Hotels & Resorts, Inc.	2,614	40,099
Iron Mountain, Inc.	672	18,151
Kimco Realty Corp.	1,438	38,050
Macerich Co.	457	36,875
Plum Creek Timber Co., Inc.	600	28,632
Prologis, Inc.	1,822	78,200
Public Storage	504	124,841
Realty Income Corp.	864	44,608
Simon Property Group, Inc.	1,080	209,995
SL Green Realty Corp.	336	37,961
Ventas, Inc.	1,152	65,007
Vornado Realty Trust	624	62,375
Welltower, Inc.	1,224	83,269
Weyerhaeuser Co.	1,777	53,275

		1,670,318

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A)	1,008	34,857

ROAD & RAIL — 0.8%
CSX Corp.	3,411	88,516
JB Hunt Transport Services, Inc.	312	22,888
Kansas City Southern	384	28,673
Norfolk Southern Corp.	1,054	89,158
Ryder System, Inc.	192	10,911
Union Pacific Corp.	2,972	232,411

		472,557

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	1,080	59,746
Applied Materials, Inc.	4,004	74,755
Avago Technologies, Ltd.	910	132,086
Broadcom Corp. (Class A)	1,944	112,402
First Solar, Inc.	264	17,421
Intel Corp.	16,400	564,980
KLA-Tencor Corp.	552	38,281
Lam Research Corp.	552	43,840
Linear Technology Corp.	840	35,675
Microchip Technology, Inc.	642	29,879
Micron Technology, Inc.	3,742	52,987
NVIDIA Corp.	1,776	58,537
Qorvo, Inc.	480	24,432
Skyworks Solutions, Inc.	670	51,476
Texas Instruments, Inc.	3,524	193,150
Xilinx, Inc.	888	41,709

		1,531,356

SOFTWARE — 4.6%
Activision Blizzard, Inc.	1,690	65,420
Adobe Systems, Inc.	1,728	162,328
Autodesk, Inc.	792	48,257
CA, Inc.	1,080	30,845
Citrix Systems, Inc.	552	41,759
Electronic Arts, Inc.	1,080	74,218
Intuit, Inc.	920	88,780
Microsoft Corp.	27,709	1,537,295
Oracle Corp.	11,038	403,218
Red Hat, Inc.	646	53,495
salesforce.com, Inc.	2,158	169,187
Symantec Corp.	2,376	49,896

		2,724,698

SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	264	39,735
AutoNation, Inc.	264	15,750
AutoZone, Inc.	100	74,191
Bed Bath & Beyond, Inc.	598	28,854
Best Buy Co., Inc.	1,056	32,155
CarMax, Inc.	720	38,858
GameStop Corp. (Class A)	360	10,094
Gap, Inc.	816	20,155
Home Depot, Inc.	4,386	580,049
L Brands, Inc.	888	85,088
Lowe’s Cos., Inc.	3,174	241,351
O’Reilly Automotive, Inc.	338	85,656
Ross Stores, Inc.	1,350	72,644
Signet Jewelers, Ltd.	286	35,375

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Staples, Inc.	2,232	$21,137
Tiffany & Co.	384	29,295
TJX Cos., Inc.	2,280	161,675
Tractor Supply Co.	480	41,040
Urban Outfitters, Inc.	323	7,348

		1,620,450

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	19,335	2,035,202
EMC Corp.	6,692	171,850
Hewlett Packard Enterprise Co.	6,274	95,365
HP, Inc.	6,274	74,284
NetApp, Inc.	1,032	27,379
SanDisk Corp.	658	50,001
Seagate Technology PLC	1,054	38,640
Western Digital Corp.	792	47,560

		2,540,281

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	960	31,421
Fossil Group, Inc.	144	5,265
Hanesbrands, Inc.	1,392	40,966
Michael Kors Holdings, Ltd.	672	26,920
NIKE, Inc. (Class B)	4,704	294,000
PVH Corp.	288	21,211
Ralph Lauren Corp.	216	24,080
Under Armour, Inc. (Class A)	624	50,301
VF Corp.	1,176	73,206

		567,370

TOBACCO — 1.7%
Altria Group, Inc.	6,812	396,526
Philip Morris International, Inc.	5,375	472,516
Reynolds American, Inc.	2,878	132,820

		1,001,862

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,008	41,147
United Rentals, Inc.	336	24,373
WW Grainger, Inc.	202	40,923

		106,443

TOTAL COMMON STOCKS (Cost $59,129,157)		58,984,936

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (Cost $29,261)	29,261	29,261

TOTAL INVESTMENTS — 99.8% (e) (Cost $59,158,418)		59,014,197
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		108,714

NET ASSETS — 100.0%		$59,122,911

Non-income producing security
(a)	Affiliated issuer (Note 3).
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	666	$17,509
Aerojet Rocketdyne Holdings, Inc. (a)	1,113	17,430
Aerovironment, Inc. (a)	384	11,316
American Science & Engineering, Inc. (b)	147	6,083
Astronics Corp. (a)	401	16,325
B/E Aerospace, Inc.	1,883	79,783
BWX Technologies, Inc.	1,934	61,443
Cubic Corp.	375	17,719
Curtiss-Wright Corp.	884	60,554
DigitalGlobe, Inc. (a)	1,263	19,779
Ducommun, Inc. (a)	233	3,779
Engility Holdings, Inc.	294	9,549
Esterline Technologies Corp. (a)	554	44,874
HEICO Corp.	322	17,504
HEICO Corp. Class A	744	36,605
Hexcel Corp.	1,838	85,375
Huntington Ingalls Industries, Inc.	812	103,002
KEYW Holding Corp. (a)	598	3,600
KLX, Inc. (a)	1,009	31,067
Kratos Defense & Security Solutions, Inc. (a) (b)	922	3,780
Moog, Inc. Class A (a)	705	42,723
National Presto Industries, Inc. (b)	71	5,883
Orbital ATK, Inc.	989	88,357
Sparton Corp. (a)	153	3,058
Spirit AeroSystems Holdings, Inc. Class A (a)	2,345	117,414
TASER International, Inc. (a) (b)	970	16,771
Teledyne Technologies, Inc. (a) (b)	645	57,212
TransDigm Group, Inc. (a)	984	224,795
Triumph Group, Inc.	888	35,298
Vectrus, Inc. (a)	200	4,178

		1,242,765

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,071	10,796
Atlas Air Worldwide Holdings, Inc. (a)	469	19,388
Echo Global Logistics, Inc. (a)	553	11,276
Forward Air Corp.	590	25,376
Hub Group, Inc. Class A (a)	653	21,516
Park-Ohio Holdings Corp.	147	5,407
Radiant Logistics, Inc. (a)	496	1,701
UTi Worldwide, Inc. (a)	1,657	11,649
XPO Logistics, Inc. (a)	1,305	35,561

		142,670

AIRLINES — 0.7%
Alaska Air Group, Inc.	2,302	185,334
Allegiant Travel Co.	254	42,629
Copa Holdings SA Class A (b)	616	29,728
Hawaiian Holdings, Inc. (a)	855	30,207
JetBlue Airways Corp. (a)	5,499	124,552
Republic Airways Holdings, Inc. (a)	985	3,871
SkyWest, Inc.	907	17,251
Spirit Airlines, Inc. (a)	1,269	50,570
Virgin America, Inc. (a) (b)	464	16,709

		500,851

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	1,405	26,611
Cooper Tire & Rubber Co.	987	37,358
Cooper-Standard Holding, Inc. (a)	253	19,630
Dana Holding Corp.	2,601	35,894
Dorman Products, Inc. (a) (b)	441	20,934
Drew Industries, Inc.	458	27,888
Federal-Mogul Holdings Corp. (a)	534	3,658
Fox Factory Holding Corp. (a) (b)	290	4,794
Gentex Corp. (b)	4,464	71,469
Gentherm, Inc. (a)	704	33,369
Lear Corp.	1,421	174,541
Metaldyne Performance Group, Inc.	248	4,548
Modine Manufacturing Co. (a)	835	7,557
Motorcar Parts of America, Inc. (a)	363	12,273
Standard Motor Products, Inc.	375	14,269
Stoneridge, Inc. (a)	617	9,132
Strattec Security Corp. (b)	86	4,858
Superior Industries International, Inc.	451	8,307
Tenneco, Inc. (a)	907	41,640
Tower International, Inc.	368	10,514
Visteon Corp. (a)	751	85,989

		655,233

AUTOMOBILES — 0.7%
Tesla Motors, Inc. (a) (b)	1,798	431,538
Thor Industries, Inc.	674	37,845
Winnebago Industries, Inc. (b)	522	10,388

		479,771

BANKS — 5.9%
1st Source Corp.	332	10,249
Access National Corp. (b)	164	3,355
American National Bankshares, Inc.	152	3,893
Ameris Bancorp (b)	610	20,734
Ames National Corp. (b)	137	3,328
Arrow Financial Corp. (b)	245	6,657
Associated Banc-Corp	2,802	52,538
Banc of California, Inc. (b)	561	8,202
BancFirst Corp.	152	8,910
Banco Latinoamericano de Comercio Exterior SA	515	13,354
Bancorp, Inc. (a)	689	4,389
BancorpSouth, Inc.	1,717	41,191
Bank of Hawaii Corp. (b)	642	40,382
Bank of Marin Bancorp	133	7,102
Bank of the Ozarks, Inc.	1,419	70,184
BankUnited, Inc.	1,557	56,145
Banner Corp.	375	17,198
Bar Harbor Bankshares (b)	84	2,891
BBCN Bancorp, Inc.	1,398	24,074
Berkshire Hills Bancorp, Inc.	521	15,166
Blue Hills Bancorp, Inc.	590	9,033
BNC Bancorp	384	9,746
BOK Financial Corp. (b)	518	30,971
Boston Private Financial Holdings, Inc.	1,557	17,656
Bridge Bancorp, Inc.	237	7,212
Bryn Mawr Bank Corp.	297	8,530
C1 Financial, Inc. (a)	84	2,034

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Camden National Corp.	152	$6,702
Capital Bank Financial Corp. Class A (b)	440	14,071
Capital City Bank Group, Inc. (b)	223	3,423
Cardinal Financial Corp.	610	13,878
Cascade Bancorp (a)	638	3,873
Cathay General Bancorp	1,509	47,277
CenterState Banks, Inc.	912	14,273
Central Pacific Financial Corp.	354	7,795
Century Bancorp, Inc. Class A (b)	76	3,303
Chemical Financial Corp.	620	21,247
CIT Group, Inc.	3,372	133,868
Citizens & Northern Corp.	223	4,683
Citizens Financial Group, Inc.	5,773	151,195
City Holding Co.	299	13,646
CNB Financial Corp.	223	4,021
CoBiz Financial, Inc.	674	9,045
Columbia Banking System, Inc.	1,056	34,331
Commerce Bancshares, Inc.	1,582	67,298
Community Bank System, Inc.	747	29,835
Community Trust Bancorp, Inc.	293	10,243
CommunityOne Bancorp (a) (b)	233	3,139
ConnectOne Bancorp, Inc. (b)	622	11,625
CU Bancorp (a)	337	8,546
Cullen/Frost Bankers, Inc. (b)	1,032	61,920
Customers Bancorp, Inc. (a)	493	13,419
CVB Financial Corp. (b)	1,969	33,315
Eagle Bancorp, Inc. (a) (b)	540	27,254
East West Bancorp, Inc.	2,683	111,506
Enterprise Bancorp, Inc. (b)	152	3,473
Enterprise Financial Services Corp.	387	10,971
Farmers Capital Bank Corp. (a) (b)	164	4,446
FCB Financial Holdings, Inc. Class A (a)	518	18,539
Fidelity Southern Corp.	320	7,139
Financial Institutions, Inc.	309	8,652
First Bancorp (a)	1,853	6,022
First Bancorp	375	7,028
First Bancorp, Inc.	237	4,851
First Busey Corp.	480	9,902
First Business Financial Services, Inc.	212	5,302
First Citizens BancShares, Inc. Class A	139	35,886
First Commonwealth Financial Corp.	1,571	14,249
First Community Bancshares, Inc.	305	5,682
First Connecticut Bancorp, Inc.	309	5,380
First Financial Bancorp	1,134	20,491
First Financial Bankshares, Inc. (b)	1,219	36,777
First Financial Corp.	228	7,745
First Horizon National Corp.	4,381	63,612
First Interstate BancSystem, Inc. Class A	385	11,192
First Merchants Corp.	708	17,997
First Midwest Bancorp, Inc.	1,402	25,839
First NBC Bank Holding Co. (a)	276	10,320
First Niagara Financial Group, Inc.	5,336	57,896
First of Long Island Corp.	225	6,750
First Republic Bank	2,560	169,114
FirstMerit Corp.	3,057	57,013
Flushing Financial Corp.	523	11,318
FNB Corp.	3,126	41,701
Franklin Financial Network, Inc. (a)	84	2,636
Fulton Financial Corp.	3,135	40,786

German American Bancorp, Inc. (b)	218	7,264
Glacier Bancorp, Inc.	1,342	35,603
Great Southern Bancorp, Inc.	153	6,925
Great Western Bancorp, Inc.	712	20,662
Green Bancorp, Inc. (a)	164	1,719
Guaranty Bancorp	304	5,028
Hampton Roads Bankshares, Inc. (a)	687	1,264
Hancock Holding Co.	1,400	35,238
Hanmi Financial Corp.	598	14,185
Heartland Financial USA, Inc.	304	9,533
Heritage Commerce Corp.	465	5,561
Heritage Financial Corp.	574	10,814
Heritage Oaks Bancorp	370	2,964
Hilltop Holdings, Inc. (a)	1,397	26,850
Home BancShares, Inc.	1,020	41,330
HomeTrust Bancshares, Inc. (a)	385	7,796
Horizon Bancorp	147	4,110
IBERIABANK Corp.	472	25,993
Independent Bank Corp.	458	21,306
Independent Bank Corp.	422	6,427
Independent Bank Group, Inc.	182	5,824
International Bancshares Corp.	961	24,698
Investors Bancorp, Inc.	6,446	80,188
Lakeland Bancorp, Inc.	638	7,522
Lakeland Financial Corp.	294	13,706
LegacyTexas Financial Group, Inc.	831	20,792
Live Oak Bancshares, Inc.	125	1,775
MainSource Financial Group, Inc.	370	8,466
MB Financial, Inc.	1,376	44,541
Mercantile Bank Corp.	358	8,785
Merchants Bancshares, Inc.	80	2,519
Metro Bancorp, Inc.	229	7,186
MidWestOne Financial Group, Inc.	157	4,774
National Bank Holdings Corp. Class A	674	14,403
National Bankshares, Inc.	157	5,580
National Commerce Corp. (a) (b)	84	2,104
National Penn Bancshares, Inc.	2,557	31,528
NBT Bancorp, Inc.	814	22,694
NewBridge Bancorp	537	6,541
OFG Bancorp	827	6,054
Old National Bancorp	2,108	28,584
Old Second Bancorp, Inc. (a)	496	3,889
Opus Bank	206	7,616
Pacific Continental Corp.	385	5,729
Pacific Premier Bancorp, Inc. (a)	459	9,754
PacWest Bancorp	1,723	74,261
Park National Corp.	228	20,629
Park Sterling Corp.	912	6,676
Peapack Gladstone Financial Corp.	282	5,815
Penns Woods Bancorp, Inc. (b)	76	3,227
Peoples Bancorp, Inc.	308	5,803
Peoples Financial Services Corp.	106	4,036
Pinnacle Financial Partners, Inc.	681	34,976
Popular, Inc.	1,942	55,036
Preferred Bank	226	7,463
PrivateBancorp, Inc.	1,469	60,258
Prosperity Bancshares, Inc.	1,285	61,500
QCR Holdings, Inc.	248	6,024
Renasant Corp.	704	24,225

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Republic Bancorp, Inc. Class A	157	$4,146
S&T Bancorp, Inc. (b)	592	18,245
Sandy Spring Bancorp, Inc.	441	11,889
Seacoast Banking Corp. of Florida (a)	505	7,565
ServisFirst Bancshares, Inc.	412	19,582
Sierra Bancorp	223	3,936
Signature Bank (a)	932	142,941
Simmons First National Corp. Class A	542	27,837
South State Corp.	448	32,234
Southside Bancshares, Inc.	430	10,329
Southwest Bancorp, Inc.	375	6,555
State Bank Financial Corp.	598	12,576
Sterling Bancorp	2,212	35,879
Stock Yards Bancorp, Inc.	329	12,433
Stonegate Bank	211	6,933
Suffolk Bancorp	228	6,464
Sun Bancorp, Inc. (a)	167	3,447
SVB Financial Group (a)	937	111,409
Synovus Financial Corp.	2,486	80,497
Talmer Bancorp, Inc. Class A	960	17,386
TCF Financial Corp.	3,099	43,758
Texas Capital Bancshares, Inc. (a)	836	41,315
Tompkins Financial Corp. (b)	291	16,343
Towne Bank	855	17,844
TriCo Bancshares	391	10,729
TriState Capital Holdings, Inc. (a)	485	6,785
Triumph Bancorp, Inc. (a)	193	3,185
Trustmark Corp.	1,193	27,487
UMB Financial Corp.	789	36,728
Umpqua Holdings Corp.	3,106	49,385
Union Bankshares Corp.	816	20,596
United Bankshares, Inc. (b)	1,269	46,940
United Community Banks, Inc.	991	19,315
Univest Corp. of Pennsylvania	294	6,133
Valley National Bancorp (b)	2,067	20,360
Washington Trust Bancorp, Inc.	327	12,923
Webster Financial Corp.	1,697	63,111
WesBanco, Inc.	710	21,314
West Bancorp, Inc.	299	5,905
Westamerica Bancorporation (b)	527	24,637
Western Alliance Bancorp (a)	1,555	55,762
Wilshire Bancorp, Inc.	1,372	15,847
Wintrust Financial Corp.	855	41,485
Yadkin Financial Corp. (b)	486	12,233

		4,316,720

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	171	34,527
Castle Brands, Inc. (a)	1,156	1,422
Coca-Cola Bottling Co. Consolidated	94	17,156
Craft Brew Alliance, Inc. (a)	233	1,950
MGP Ingredients, Inc.	164	4,256
National Beverage Corp. (a)	228	10,360

		69,671

BIOTECHNOLOGY — 5.0%
Abeona Therapeutics, Inc. (a) (b)	164	551
ACADIA Pharmaceuticals, Inc. (a) (b)	1,431	51,015
Acceleron Pharma, Inc. (a)	407	19,845
Achillion Pharmaceuticals, Inc. (a) (b)	2,096	22,616

Acorda Therapeutics, Inc. (a)	743	31,786
Adamas Pharmaceuticals, Inc. (a)	164	4,644
Aduro Biotech, Inc. (a)	164	4,615
Advaxis, Inc. (a) (b)	576	5,795
Aegerion Pharmaceuticals, Inc. (a)	123	1,242
Affimed NV (a)	248	1,766
Agenus, Inc. (a)	1,267	5,752
Agios Pharmaceuticals, Inc. (a) (b)	429	27,851
Aimmune Therapeutics, Inc. (a)	200	3,690
Akebia Therapeutics, Inc. (a)	511	6,602
Alder Biopharmaceuticals, Inc. (a) (b)	435	14,368
Alkermes PLC (a)	2,648	210,198
Alnylam Pharmaceuticals, Inc. (a) (b)	1,341	126,242
AMAG Pharmaceuticals, Inc. (a)	502	15,155
Amicus Therapeutics, Inc. (a) (b)	2,127	20,632
Anacor Pharmaceuticals, Inc. (a)	756	85,405
Anthera Pharmaceuticals, Inc. (a)	660	3,062
Applied Genetic Technologies Corp. (a)	100	2,040
Ardelyx, Inc. (a)	323	5,853
Arena Pharmaceuticals, Inc. (a)	4,406	8,371
ARIAD Pharmaceuticals, Inc. (a) (b)	1,786	11,163
Array BioPharma, Inc. (a) (b)	2,599	10,968
Arrowhead Research Corp. (a) (b)	950	5,843
Atara Biotherapeutics, Inc. (a)	264	6,972
aTyr Pharma, Inc. (a)	84	826
Avalanche Biotechnologies, Inc. (a)	390	3,713
Axovant Sciences, Ltd. (a) (b)	391	7,050
Bellicum Pharmaceuticals, Inc. (a)	164	3,324
BioCryst Pharmaceuticals, Inc. (a)	1,267	13,075
BioMarin Pharmaceutical, Inc. (a)	3,058	320,356
BioSpecifics Technologies Corp. (a)	84	3,609
BioTime, Inc. (a) (b)	763	3,128
Bluebird Bio, Inc. (a) (b)	587	37,697
Blueprint Medicines Corp. (a)	164	4,320
Calithera Biosciences, Inc. (a) (b)	100	766
Cara Therapeutics, Inc. (a)	328	5,530
Catalyst Pharmaceuticals, Inc. (a)	1,320	3,234
Celldex Therapeutics, Inc. (a) (b)	1,767	27,707
Cellular Biomedicine Group, Inc. (a)	164	3,524
Cepheid (a) (b)	1,277	46,649
Chelsea Therapeutics International, Ltd. (a) (c)	696	—
ChemoCentryx, Inc. (a)	541	4,382
Chiasma, Inc. (a)	100	1,957
Chimerix, Inc. (a) (b)	836	7,482
Cidara Therapeutics, Inc. (a) (b)	84	1,441
Clovis Oncology, Inc. (a) (b)	510	17,850
Coherus Biosciences, Inc. (a) (b)	428	9,827
Concert Pharmaceuticals, Inc. (a)	248	4,705
CorMedix, Inc. (a) (b)	576	1,169
CTI BioPharma Corp. (a)	2,284	2,809
Curis, Inc. (a)	1,980	5,762
Cytokinetics, Inc. (a)	541	5,659
CytRx Corp. (a) (b)	1,060	2,809
Dicerna Pharmaceuticals, Inc. (a) (b)	395	4,689
Dyax Corp. (a)	2,607	98,075
Dynavax Technologies Corp. (a) (b)	671	16,211
Eagle Pharmaceuticals, Inc. (a) (b)	164	14,542
Emergent BioSolutions, Inc. (a)	525	21,005
Enanta Pharmaceuticals, Inc. (a) (b)	262	8,651

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Epizyme, Inc. (a) (b)	572	$9,163
Esperion Therapeutics, Inc. (a)	98	2,181
Exact Sciences Corp. (a) (b)	1,557	14,371
Exelixis, Inc. (a) (b)	3,731	21,043
Fibrocell Science, Inc. (a) (b)	412	1,875
FibroGen, Inc. (a)	834	25,412
Five Prime Therapeutics, Inc. (a) (b)	380	15,770
Flexion Therapeutics, Inc. (a) (b)	300	5,781
Foundation Medicine, Inc. (a) (b)	205	4,317
Galena Biopharma, Inc. (a) (b)	3,179	4,673
Genocea Biosciences, Inc. (a) (b)	328	1,729
Genomic Health, Inc. (a)	294	10,349
Geron Corp. (a) (b)	2,670	12,923
Global Blood Therapeutics, Inc. (a) (b)	100	3,233
Halozyme Therapeutics, Inc. (a)	1,916	33,204
Heron Therapeutics, Inc. (a) (b)	543	14,498
Idera Pharmaceuticals, Inc. (a) (b)	1,647	5,089
Ignyta, Inc. (a) (b)	328	4,395
Immune Design Corp. (a) (b)	300	6,024
ImmunoGen, Inc. (a)	1,627	22,078
Immunomedics, Inc. (a) (b)	1,531	4,700
Incyte Corp. (a)	2,870	311,252
Infinity Pharmaceuticals, Inc. (a)	903	7,089
Inovio Pharmaceuticals, Inc. (a) (b)	1,413	9,495
Insmed, Inc. (a) (b)	1,083	19,656
Insys Therapeutics, Inc. (a) (b)	458	13,113
Intercept Pharmaceuticals, Inc. (a) (b)	282	42,117
Intrexon Corp. (a) (b)	861	25,959
Invitae Corp. (a) (b)	164	1,346
Ionis Pharmaceuticals, Inc. (a) (b)	2,272	140,705
Ironwood Pharmaceuticals, Inc. (a) (b)	2,352	27,260
Juno Therapeutics, Inc. (a) (b)	164	7,211
Karyopharm Therapeutics, Inc. (a)	438	5,804
Keryx Biopharmaceuticals, Inc. (a) (b)	1,844	9,312
Kite Pharma, Inc. (a) (b)	518	31,919
La Jolla Pharmaceutical Co. (a)	264	7,128
Lexicon Pharmaceuticals, Inc. (a) (b)	664	8,838
Ligand Pharmaceuticals, Inc. (a) (b)	305	33,068
Lion Biotechnologies, Inc. (a) (b)	824	6,361
Loxo Oncology, Inc. (a)	164	4,666
MacroGenics, Inc. (a)	536	16,600
MannKind Corp. (a) (b)	3,115	4,517
Medgenics, Inc. (a)	328	1,975
Medivation, Inc. (a)	2,744	132,645
Merrimack Pharmaceuticals, Inc. (a) (b)	1,979	15,634
MiMedx Group, Inc. (a) (b)	2,064	19,340
Mirati Therapeutics, Inc. (a)	256	8,090
Momenta Pharmaceuticals, Inc. (a)	1,099	16,309
Myriad Genetics, Inc. (a)	1,328	57,317
Natera, Inc. (a)	200	2,160
Navidea Biopharmaceuticals, Inc. (a) (b)	2,435	3,239
Neurocrine Biosciences, Inc. (a)	1,440	81,461
NewLink Genetics Corp. (a) (b)	389	14,156
Northwest Biotherapeutics, Inc. (a) (b)	966	3,091
Novavax, Inc. (a) (b)	4,809	40,348
Ocata Therapeutics, Inc. (a)	660	5,557
OncoMed Pharmaceuticals, Inc. (a)	259	5,838
Oncothyreon, Inc. (a) (b)	2,011	4,464
Ophthotech Corp. (a)	438	34,396
OPKO Health, Inc. (a) (b)	6,015	60,451

Orexigen Therapeutics, Inc. (a) (b)	1,813	3,118
Organovo Holdings, Inc. (a)	1,165	2,901
Osiris Therapeutics, Inc. (b)	294	3,052
Otonomy, Inc. (a) (b)	349	9,685
OvaScience, Inc. (a) (b)	325	3,175
PDL BioPharma, Inc.	3,114	11,024
Peregrine Pharmaceuticals, Inc. (a) (b)	2,790	3,264
Pfenex, Inc. (a)	328	4,061
Portola Pharmaceuticals, Inc. (a)	843	43,372
Progenics Pharmaceuticals, Inc. (a) (b)	1,245	7,632
Proteon Therapeutics, Inc. (a)	164	2,544
Prothena Corp. PLC (a)	533	36,303
PTC Therapeutics, Inc. (a) (b)	669	21,676
Puma Biotechnology, Inc. (a) (b)	461	36,142
Radius Health, Inc. (a) (b)	618	38,032
Raptor Pharmaceutical Corp. (a)	1,476	7,675
Regulus Therapeutics, Inc. (a) (b)	909	7,926
Repligen Corp. (a)	598	16,917
Retrophin, Inc. (a)	648	12,500
Rigel Pharmaceuticals, Inc. (a) (b)	1,745	5,287
Sage Therapeutics, Inc. (a) (b)	274	15,974
Sangamo BioSciences, Inc. (a) (b)	1,265	11,549
Sarepta Therapeutics, Inc. (a) (b)	777	29,977
Seattle Genetics, Inc. (a)	1,917	86,035
Seres Therapeutics, Inc. (a) (b)	200	7,018
Sorrento Therapeutics, Inc. (a) (b)	496	4,320
Spark Therapeutics, Inc. (a) (b)	164	7,431
Spectrum Pharmaceuticals, Inc. (a)	1,218	7,345
Stemline Therapeutics, Inc. (a)	276	1,742
Synergy Pharmaceuticals, Inc. (a) (b)	1,920	10,886
Synta Pharmaceuticals Corp. (a)	63	22
T2 Biosystems, Inc. (a) (b)	100	1,094
TESARO, Inc. (a) (b)	413	21,608
TG Therapeutics, Inc. (a)	517	6,168
Tokai Pharmaceuticals, Inc. (a) (b)	100	872
Trevena, Inc. (a)	412	4,326
Trovagene, Inc. (a) (b)	412	2,225
Ultragenyx Pharmaceutical, Inc. (a)	701	78,638
United Therapeutics Corp. (a)	841	131,709
Vanda Pharmaceuticals, Inc. (a)	817	7,606
Versartis, Inc. (a)	438	5,427
Vitae Pharmaceuticals, Inc. (a) (b)	300	5,430
Vital Therapies, Inc. (a)	348	4,009
XBiotech, Inc. (a)	84	913
Xencor, Inc. (a)	533	7,792
XOMA Corp. (a) (b)	1,796	2,389
Zafgen, Inc. (a)	11	69
ZIOPHARM Oncology, Inc. (a) (b)	1,813	15,066

		3,644,196

BUILDING PRODUCTS — 1.1%
AAON, Inc.	782	18,158
Advanced Drainage Systems, Inc.	612	14,706
American Woodmark Corp. (a)	233	18,635
AO Smith Corp.	1,277	97,831
Apogee Enterprises, Inc.	518	22,538
Armstrong World Industries, Inc. (a)	703	32,148
Builders FirstSource, Inc. (a) (b)	912	10,105
Continental Building Products, Inc. (a)	533	9,306
Fortune Brands Home & Security, Inc. (b)	2,950	163,725

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Gibraltar Industries, Inc. (a)	607	$15,442
Griffon Corp. (b)	575	10,235
Insteel Industries, Inc.	385	8,054
Lennox International, Inc. (b)	659	82,309
Masonite International Corp. (a)	532	32,574
NCI Building Systems, Inc. (a)	465	5,771
Nortek, Inc. (a)	186	8,113
Owens Corning	2,108	99,139
Patrick Industries, Inc. (a)	293	12,746
PGT, Inc. (a)	878	10,001
Ply Gem Holdings, Inc. (a)	299	3,750
Quanex Building Products Corp.	596	12,427
Simpson Manufacturing Co., Inc.	744	25,408
Trex Co., Inc. (a)	634	24,117
Universal Forest Products, Inc.	375	25,639
USG Corp. (a) (b)	1,649	40,054

		802,931

CAPITAL MARKETS — 1.7%
Arlington Asset Investment Corp. Class A (b)	403	5,332
Artisan Partners Asset Management, Inc. Class A	708	25,531
Ashford, Inc. (a) (b)	14	746
Associated Capital Group, Inc. Class A (a)	140	4,270
BGC Partners, Inc. Class A	3,224	31,627
Calamos Asset Management, Inc. Class A	375	3,630
Cohen & Steers, Inc.	384	11,704
Cowen Group, Inc. Class A (a) (b)	1,982	7,591
Diamond Hill Investment Group, Inc.	81	15,309
Eaton Vance Corp.	1,840	59,671
Evercore Partners, Inc. Class A	698	37,741
Federated Investors, Inc. Class B	1,745	49,994
Fifth Street Asset Management, Inc.	84	274
Financial Engines, Inc. (b)	990	33,333
GAMCO Investors, Inc. Class A	140	4,346
Greenhill & Co., Inc. (b)	522	14,934
HFF, Inc. Class A	666	20,693
Houlihan Lokey, Inc.	200	5,242
Interactive Brokers Group, Inc. Class A	1,054	45,954
INTL. FCStone, Inc. (a)	229	7,662
Investment Technology Group, Inc.	644	10,961
Janus Capital Group, Inc. (b)	2,644	37,254
KCG Holdings, Inc. Class A (a)	887	10,919
Ladenburg Thalmann Financial Services, Inc. (a)	2,044	5,641
Lazard, Ltd. Class A	2,315	104,198
LPL Financial Holdings, Inc. (b)	1,543	65,809
Medley Management, Inc. Class A (b)	100	569
Moelis & Co. Class A	354	10,330
NorthStar Asset Management Group, Inc.	2,713	32,936
OM Asset Management PLC	404	6,193
Oppenheimer Holdings, Inc. Class A	233	4,050
Piper Jaffray Cos. (a)	294	11,878
Pzena Investment Management, Inc. Class A	228	1,961
Raymond James Financial, Inc.	2,341	135,708
Safeguard Scientifics, Inc. (a) (b)	385	5,586
SEI Investments Co.	2,335	122,354
Stifel Financial Corp. (a)	1,317	55,788
TD Ameritrade Holding Corp.	4,755	165,046
Virtu Financial, Inc. Class A	328	7,426

Virtus Investment Partners, Inc. (b)	144	16,914
Waddell & Reed Financial, Inc. (Class A) Class A	1,203	34,478
Westwood Holdings Group, Inc.	155	8,074
WisdomTree Investments, Inc. (b)	2,049	32,128

		1,271,785

CHEMICALS — 2.3%
A Schulman, Inc.	515	15,780
Albemarle Corp. (b)	2,064	115,605
American Vanguard Corp. (b)	613	8,588
Ashland, Inc.	1,151	118,208
Axalta Coating Systems, Ltd. (a)	1,813	48,316
Axiall Corp.	1,185	18,249
Balchem Corp. (b)	546	33,197
Cabot Corp.	1,229	50,242
Calgon Carbon Corp.	974	16,801
Celanese Corp. Series A	2,732	183,946
Chase Corp.	157	6,395
Chemours Co.	3,216	17,238
Chemtura Corp. (a)	1,173	31,988
Core Molding Technologies, Inc. (a)	164	2,104
Ferro Corp. (a)	1,277	14,200
Flotek Industries, Inc. (a) (b)	998	11,417
FutureFuel Corp.	461	6,223
Hawkins, Inc.	199	7,118
HB Fuller Co.	930	33,917
Huntsman Corp.	3,669	41,717
Innophos Holdings, Inc.	359	10,404
Innospec, Inc.	451	24,494
KMG Chemicals, Inc.	147	3,384
Koppers Holdings, Inc. (a)	370	6,752
Kraton Performance Polymers, Inc. (a)	593	9,850
Kronos Worldwide, Inc. (b)	410	2,312
LSB Industries, Inc. (a)	178	1,291
Minerals Technologies, Inc.	561	25,727
NewMarket Corp. (b)	152	57,871
Olin Corp.	2,998	51,745
OMNOVA Solutions, Inc. (a)	999	6,124
Platform Specialty Products Corp. (a)	2,415	30,984
PolyOne Corp.	1,673	53,134
Quaker Chemical Corp.	268	20,706
Rayonier Advanced Materials, Inc.	796	7,793
Rentech, Inc. (a)	456	1,605
RPM International, Inc.	2,279	100,413
Scotts Miracle-Gro Co. Class A	836	53,930
Senomyx, Inc. (a) (b)	743	2,801
Sensient Technologies Corp.	836	52,518
Stepan Co.	384	19,081
Trecora Resources (a)	375	4,646
Tredegar Corp.	441	6,006
Trinseo SA (a) (b)	211	5,950
Tronox, Ltd. Class A (b)	1,165	4,555
Valspar Corp.	1,493	123,844
Westlake Chemical Corp.	696	37,807
WR Grace & Co. (a)	1,337	133,152

		1,640,128

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	972	27,673

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

ACCO Brands Corp. (a)	1,981	$14,124
ARC Document Solutions, Inc. (a)	762	3,368
Brady Corp. Class A	909	20,889
Brink’s Co.	896	25,859
Casella Waste Systems, Inc. Class A (a)	757	4,527
CECO Environmental Corp.	440	3,379
Civeo Corp.	115	163
Clean Harbors, Inc. (a) (b)	1,132	47,148
Copart, Inc. (a)	2,300	87,423
Covanta Holding Corp. (b)	2,105	32,606
Deluxe Corp. (b)	876	47,777
Ennis, Inc.	536	10,318
Essendant, Inc.	664	21,587
G&K Services, Inc. Class A	375	23,587
Healthcare Services Group, Inc. (b)	1,165	40,624
Heritage-Crystal Clean, Inc. (a)	145	1,537
Herman Miller, Inc.	1,100	31,570
HNI Corp.	814	29,353
InnerWorkings, Inc. (a)	515	3,862
Interface, Inc.	1,224	23,427
KAR Auction Services, Inc.	2,618	96,945
Kimball International, Inc. Class B	689	6,732
Knoll, Inc.	900	16,920
Matthews International Corp. Class A	569	30,413
McGrath RentCorp	442	11,134
Mobile Mini, Inc. (b)	881	27,425
MSA Safety, Inc.	522	22,691
Multi-Color Corp.	223	13,338
NL Industries, Inc. (a)	138	419
Quad/Graphics, Inc.	537	4,994
Rollins, Inc.	1,680	43,512
RR Donnelley & Sons Co. (b)	4,147	61,044
SP Plus Corp. (a)	302	7,218
Steelcase, Inc. Class A	1,489	22,186
Team, Inc. (a)	370	11,825
Tetra Tech, Inc.	1,089	28,336
TRC Cos., Inc. (a)	328	3,034
UniFirst Corp.	304	31,677
US Ecology, Inc.	384	13,993
Viad Corp.	370	10,445
Waste Connections, Inc.	2,324	130,888
West Corp.	959	20,686

		1,116,656

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	969	16,686
Aerohive Networks, Inc. (a) (b)	412	2,105
Alliance Fiber Optic Products, Inc. (b)	323	4,897
Applied Optoelectronics, Inc. (a)	310	5,320
Arista Networks, Inc. (a)	602	46,860
ARRIS Group, Inc. (a)	2,538	77,587
Bel Fuse, Inc. Class B	233	4,029
Black Box Corp.	299	2,849
Brocade Communications Systems, Inc.	7,033	64,563
CalAmp Corp. (a)	681	13,572
Calix, Inc. (a)	842	6,626
Ciena Corp. (a)	1,944	40,221
Clearfield, Inc. (a)	274	3,674
CommScope Holding Co., Inc. (a)	1,847	47,819
Comtech Telecommunications Corp.	294	5,906

Digi International, Inc. (a)	536	6,100
EchoStar Corp. Class A (a)	705	27,573
EMCORE Corp. (a)	412	2,526
Extreme Networks, Inc. (a)	1,908	7,785
Finisar Corp. (a) (b)	1,925	27,989
Harmonic, Inc. (a) (b)	1,055	4,294
Infinera Corp. (a) (b)	2,336	42,328
InterDigital, Inc. (b)	731	35,848
Ixia (a)	1,138	14,145
KVH Industries, Inc. (a)	299	2,817
Lumentum Holdings, Inc. (a)	835	18,387
NETGEAR, Inc. (a)	637	26,697
NetScout Systems, Inc. (a)	1,570	48,199
Novatel Wireless, Inc. (a) (b)	660	1,102
Oclaro, Inc. (a)	1,905	6,629
Palo Alto Networks, Inc. (a)	1,340	236,028
Plantronics, Inc.	626	29,685
Polycom, Inc. (a)	2,375	29,901
Ruckus Wireless, Inc. (a)	1,436	15,380
ShoreTel, Inc. (a)	1,226	10,850
Sonus Networks, Inc. (a)	921	6,567
Ubiquiti Networks, Inc. (a)	537	17,017
ViaSat, Inc. (a) (b)	798	48,686
Viavi Solutions, Inc. (a)	4,171	25,401

		1,034,648

CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a) (b)	2,805	84,234
Aegion Corp. (a)	666	12,860
Ameresco, Inc. Class A (a)	375	2,344
Argan, Inc.	209	6,772
Chicago Bridge & Iron Co. NV (b)	1,752	68,310
Comfort Systems USA, Inc.	680	19,326
Dycom Industries, Inc. (a) (b)	630	44,075
EMCOR Group, Inc.	1,132	54,381
Furmanite Corp. (a)	760	5,062
Granite Construction, Inc.	771	33,084
Great Lakes Dredge & Dock Corp. (a)	1,221	4,835
HC2 Holdings, Inc. (a)	328	1,735
KBR, Inc.	2,598	43,958
MasTec, Inc. (a)	1,229	21,360
MYR Group, Inc. (a)	365	7,523
Northwest Pipe Co. (a)	141	1,578
NV5 Global, Inc. (a)	84	1,846
Orion Marine Group, Inc. (a)	527	2,198
Primoris Services Corp. (b)	674	14,848
Tutor Perini Corp. (a)	664	11,115

		441,444

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	930	56,200
Headwaters, Inc. (a)	1,352	22,808
Summit Materials, Inc. Class A (a)	503	10,089
United States Lime & Minerals, Inc.	52	2,858
US Concrete, Inc. (a) (b)	233	12,270

		104,225

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	8,853	165,020
Cash America International, Inc. (b)	516	15,454
Credit Acceptance Corp. (a)	152	32,531

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Encore Capital Group, Inc. (a) (b)	447	$12,999
Enova International, Inc. (a)	172	1,137
EZCORP, Inc. Class A (a)	271	1,352
First Cash Financial Services, Inc. (a)	508	19,014
Green Dot Corp. Class A (a) (b)	780	12,808
LendingClub Corp. (a) (b)	1,236	13,658
Nelnet, Inc. Class A	438	14,704
OneMain Holdings, Inc. (a)	891	37,012
PRA Group, Inc. (a) (b)	904	31,360
Regional Management Corp. (a)	197	3,047
Santander Consumer USA Holdings, Inc. (a)	1,628	25,804
SLM Corp. (a)	7,617	49,663
World Acceptance Corp. (a) (b)	99	3,673

		439,236

CONTAINERS & PACKAGING — 1.0%
AEP Industries, Inc. (a)	71	5,478
AptarGroup, Inc.	1,136	82,530
Bemis Co., Inc.	1,756	78,476
Berry Plastics Group, Inc. (a)	2,171	78,547
Crown Holdings, Inc. (a)	2,495	126,496
Graphic Packaging Holding Co.	5,634	72,284
Greif, Inc. Class A (b)	592	18,240
Myers Industries, Inc.	501	6,673
Packaging Corp. of America	1,882	118,660
Silgan Holdings, Inc.	728	39,108
Sonoco Products Co.	1,698	69,397

		695,889

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	440	36,054
Fenix Parts, Inc. (a)	248	1,684
LKQ Corp. (a)	5,495	162,817
Pool Corp.	611	49,356
VOXX International Corp. (a) (b)	384	2,020
Weyco Group, Inc.	157	4,201

		256,132

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	439	12,283
American Public Education, Inc. (a)	290	5,397
Apollo Education Group, Inc. (a)	1,754	13,453
Ascent Capital Group, Inc. Class A (a)	157	2,625
Bridgepoint Education, Inc. (a)	384	2,922
Bright Horizons Family Solutions, Inc. (a)	604	40,347
Cambium Learning Group, Inc. (a)	248	1,203
Capella Education Co.	228	10,538
Career Education Corp. (a)	1,148	4,167
Carriage Services, Inc. (b)	299	7,206
Chegg, Inc. (a) (b)	1,345	9,052
Collectors Universe, Inc.	106	1,643
DeVry Education Group, Inc. (b)	1,200	30,372
Graham Holdings Co. Class B	65	31,523
Grand Canyon Education, Inc. (a)	868	34,824
Houghton Mifflin Harcourt Co. (a)	2,464	53,666
K12, Inc. (a)	640	5,632
Liberty Tax, Inc.	71	1,692
LifeLock, Inc. (a)	1,732	24,854
Regis Corp. (a)	813	11,504
Service Corp. International	3,541	92,137
ServiceMaster Global Holdings, Inc. (a)	1,811	71,064

Sotheby’s (b)	1,126	29,006
Strayer Education, Inc. (a) (b)	228	13,708
Universal Technical Institute, Inc.	461	2,148
Weight Watchers International, Inc. (a) (b)	504	11,491

		524,457

DIVERSIFIED FINANCIAL SERVICES — 0.8%
CBOE Holdings, Inc.	1,448	93,975
FactSet Research Systems, Inc.	673	109,410
FNFV Group (a)	1,475	16,564
GAIN Capital Holdings, Inc.	430	3,487
MarketAxess Holdings, Inc.	703	78,448
Marlin Business Services Corp.	147	2,361
Morningstar, Inc.	360	28,948
MSCI, Inc.	1,805	130,195
NewStar Financial, Inc. (a)	536	4,813
On Deck Capital, Inc. (a)	248	2,554
PICO Holdings, Inc. (a)	458	4,727
Resource America, Inc. Class A (b)	223	1,367
Tiptree Financial, Inc. Class A	496	3,045
Voya Financial, Inc.	3,454	127,487

		607,381

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)	1,573	18,011
Atlantic Tele-Network, Inc.	215	16,820
Cincinnati Bell, Inc. (a)	3,766	13,558
Cogent Communications Holdings, Inc. (b)	883	30,631
Consolidated Communications Holdings, Inc. (b)	954	19,986
FairPoint Communications, Inc. (a)	385	6,187
General Communication, Inc. Class A (a)	598	11,829
Globalstar, Inc. (a) (b)	8,464	12,188
Hawaiian Telcom Holdco, Inc. (a)	233	5,792
IDT Corp. (Class B) Class B	302	3,521
inContact, Inc. (a) (b)	1,061	10,122
Inteliquent, Inc.	609	10,822
Intelsat SA (a) (b)	60	250
Iridium Communications, Inc. (a) (b)	1,498	12,598
Lumos Networks Corp.	297	3,326
ORBCOMM, Inc. (a) (b)	1,178	8,529
pdvWireless, Inc. (a)	248	6,820
Straight Path Communications, Inc. Class B (a) (b)	164	2,811
Vonage Holdings Corp. (a)	3,510	20,147
Windstream Holdings, Inc. (b)	1,870	12,043
Zayo Group Holdings, Inc. (a)	2,644	70,304

		296,295

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	804	40,867
Avangrid, Inc. (a)	1,035	39,744
Cleco Corp.	1,042	54,403
El Paso Electric Co.	747	28,760
Empire District Electric Co.	830	23,298
Genie Energy, Ltd. Class B	248	2,765
Great Plains Energy, Inc.	2,983	81,466
Hawaiian Electric Industries, Inc.	1,950	56,453
IDACORP, Inc.	935	63,580
ITC Holdings Corp.	2,827	110,960
MGE Energy, Inc.	676	31,366

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

OGE Energy Corp.	3,686	$96,905
Otter Tail Corp. (b)	670	17,842
PNM Resources, Inc.	1,504	45,977
Portland General Electric Co.	1,612	58,629
Unitil Corp.	257	9,221
Westar Energy, Inc.	2,596	110,096

		872,332

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	797	186,339
Allied Motion Technologies, Inc.	84	2,199
AZZ, Inc.	441	24,506
Babcock & Wilcox Enterprises, Inc. (a)	969	20,223
Encore Wire Corp.	370	13,723
EnerSys	786	43,961
Enphase Energy, Inc. (a) (b)	299	1,050
Franklin Electric Co., Inc.	919	24,841
FuelCell Energy, Inc. (a) (b)	265	1,314
Generac Holdings, Inc. (a) (b)	1,268	37,748
General Cable Corp.	901	12,100
Hubbell, Inc.	1,153	116,499
LSI Industries, Inc.	461	5,620
Plug Power, Inc. (a) (b)	3,070	6,478
Powell Industries, Inc.	193	5,024
Power Solutions International, Inc. (a) (b)	65	1,186
PowerSecure International, Inc. (a)	384	5,779
Preformed Line Products Co. (b)	81	3,410
Regal Beloit Corp.	638	37,336
SolarCity Corp. (a) (b)	1,126	57,449
Sunrun, Inc. (a) (b)	300	3,531
Thermon Group Holdings, Inc. (a)	611	10,338
Vicor Corp. (a)	385	3,511

		624,165

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Agilysys, Inc. (a)	309	3,087
Anixter International, Inc. (a)	524	31,644
Arrow Electronics, Inc. (a)	1,843	99,854
Avnet, Inc.	2,255	96,604
AVX Corp.	863	10,477
Badger Meter, Inc. (b)	293	17,167
Belden, Inc.	728	34,711
Benchmark Electronics, Inc. (a)	952	19,678
CDW Corp.	2,354	98,962
Checkpoint Systems, Inc.	836	5,242
Cognex Corp.	1,531	51,702
Coherent, Inc. (a)	446	29,039
Control4 Corp. (a)	211	1,534
CTS Corp.	604	10,655
Daktronics, Inc.	766	6,680
Dolby Laboratories, Inc. Class A	894	30,083
DTS, Inc. (a)	278	6,277
Electro Rent Corp.	384	3,533
ePlus, Inc. (a)	98	9,139
Fabrinet (a)	617	14,697
FARO Technologies, Inc. (a)	234	6,908
FEI Co. (b)	805	64,231
Fitbit, Inc. Class A (a) (b)	800	23,672
GSI Group, Inc. (a)	610	8,308

II-VI, Inc. (a)	907	16,834
Ingram Micro, Inc. Class A	2,905	88,254
Insight Enterprises, Inc. (a)	704	17,684
InvenSense, Inc. (a) (b)	1,350	13,810
IPG Photonics Corp. (a) (b)	638	56,884
Itron, Inc. (a)	666	24,096
Jabil Circuit, Inc.	3,644	84,869
Keysight Technologies, Inc. (a)	2,617	74,140
Kimball Electronics, Inc. (a)	516	5,671
Knowles Corp. (a)	1,566	20,875
Littelfuse, Inc.	440	47,084
Mercury Systems, Inc. (a)	687	12,613
Mesa Laboratories, Inc. (b)	81	8,060
Methode Electronics, Inc.	703	22,376
MTS Systems Corp.	299	18,960
Multi-Fineline Electronix, Inc. (a)	147	3,040
National Instruments Corp.	1,615	46,334
Newport Corp. (a)	750	11,903
OSI Systems, Inc. (a)	373	33,070
Park Electrochemical Corp.	365	5,497
PC Connection, Inc.	141	3,192
Plexus Corp. (a)	629	21,965
RealD, Inc. (a)	759	8,007
Rofin-Sinar Technologies, Inc. (a)	517	13,845
Rogers Corp. (a)	326	16,812
Sanmina Corp. (a)	1,533	31,549
ScanSource, Inc. (a)	522	16,819
SYNNEX Corp.	536	48,202
Tech Data Corp. (a)	685	45,470
Trimble Navigation, Ltd. (a)	4,805	103,067
TTM Technologies, Inc. (a)	1,111	7,233
Universal Display Corp. (a) (b)	747	40,667
Vishay Intertechnology, Inc. (b)	2,516	30,318
Vishay Precision Group, Inc. (a)	223	2,524
Zebra Technologies Corp. Class A (a)	1,028	71,600

		1,757,208

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	1,253	9,423
Atwood Oceanics, Inc. (b)	1,151	11,775
Basic Energy Services, Inc. (a) (b)	612	1,640
Bristow Group, Inc. (b)	663	17,172
C&J Energy Services, Ltd. (a) (b)	910	4,332
CARBO Ceramics, Inc. (b)	368	6,330
Dril-Quip, Inc. (a) (b)	736	43,593
Era Group, Inc. (a)	370	4,126
Exterran Corp. (a)	626	10,047
Fairmount Santrol Holdings, Inc. (a) (b)	1,208	2,839
Forum Energy Technologies, Inc. (a) (b)	1,070	13,332
Frank’s International NV	665	11,099
Geospace Technologies Corp. (a)	118	1,660
Gulfmark Offshore, Inc. Class A (b)	125	584
Helix Energy Solutions Group, Inc. (a)	1,963	10,325
Hornbeck Offshore Services, Inc. (a) (b)	190	1,889
Independence Contract Drilling, Inc. (a) (b)	106	535
ION Geophysical Corp. (a)	154	77
Key Energy Services, Inc. (a) (b)	183	88
Matrix Service Co. (a)	536	11,009
McDermott International, Inc. (a)	4,288	14,365
Nabors Industries, Ltd.	5,946	50,600

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Natural Gas Services Group, Inc. (a)	223	$4,973
Newpark Resources, Inc. (a)	1,450	7,656
Noble Corp. PLC (b)	4,400	46,420
Nordic American Offshore, Ltd. (a) (b)	404	2,129
Oceaneering International, Inc.	1,793	67,273
Oil States International, Inc. (a)	955	26,024
Parker Drilling Co. (a)	2,438	4,437
Patterson-UTI Energy, Inc.	2,616	39,449
PHI, Inc. NVDR (a)	221	3,627
Pioneer Energy Services Corp. (a) (b)	1,303	2,828
RigNet, Inc. (a)	223	4,614
Rowan Cos. PLC Class A (b)	2,227	37,748
RPC, Inc.	990	11,830
SEACOR Holdings, Inc. (a) (b)	391	20,551
Seadrill, Ltd. (a) (b)	3,567	12,092
Superior Energy Services, Inc.	2,715	36,571
Tesco Corp.	610	4,416
TETRA Technologies, Inc. (a)	1,600	12,032
Tidewater, Inc. (b)	860	5,986
Unit Corp. (a) (b)	907	11,065
US Silica Holdings, Inc.	989	18,524
Weatherford International PLC (a)	14,752	123,769

		730,854

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc. (b)	524	16,574
Casey’s General Stores, Inc.	716	86,242
Chefs’ Warehouse, Inc. (a) (b)	309	5,154
Fresh Market, Inc. (a)	811	18,994
Ingles Markets, Inc. Class A (b)	221	9,742
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	145	2,954
PriceSmart, Inc. (b)	375	31,121
Rite Aid Corp. (a)	18,282	143,331
Smart & Final Stores, Inc. (a)	448	8,158
SpartanNash Co.	647	14,001
Sprouts Farmers Market, Inc. (a) (b)	2,824	75,090
SUPERVALU, Inc. (a)	4,660	31,595
United Natural Foods, Inc. (a) (b)	823	32,393
Village Super Market, Inc. Class A	157	4,137
Weis Markets, Inc.	228	10,100

		489,586

FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	81	3,134
Amplify Snack Brands, Inc. (a)	300	3,456
Arcadia Biosciences, Inc. (a) (b)	164	499
B&G Foods, Inc. (b)	1,041	36,456
Blue Buffalo Pet Products, Inc. (a) (b)	700	13,097
Boulder Brands, Inc. (a)	972	10,673
Bunge, Ltd.	2,479	169,266
Cal-Maine Foods, Inc. (b)	592	27,433
Calavo Growers, Inc.	269	13,181
Darling Ingredients, Inc. (a)	2,931	30,834
Dean Foods Co. (b)	1,671	28,658
Diamond Foods, Inc. (a)	460	17,733
Farmer Brothers Co. (a)	160	5,163
Flowers Foods, Inc.	3,013	64,749
Fresh Del Monte Produce, Inc.	591	22,978
Freshpet, Inc. (a) (b)	400	3,396

Hain Celestial Group, Inc. (a) (b)	1,865	75,327
Ingredion, Inc.	1,306	125,167
Inventure Foods, Inc. (a) (b)	309	2,194
J&J Snack Foods Corp.	304	35,468
John B Sanfilippo & Son, Inc.	147	7,942
Lancaster Colony Corp.	364	42,028
Landec Corp. (a)	536	6,341
Lifeway Foods, Inc. (a)	71	788
Limoneira Co. (b)	233	3,481
Omega Protein Corp. (a)	375	8,325
Pilgrim’s Pride Corp. (b)	1,176	25,978
Pinnacle Foods, Inc.	2,077	88,189
Post Holdings, Inc. (a) (b)	1,201	74,102
Sanderson Farms, Inc. (b)	467	36,202
Seaboard Corp. (a)	5	14,474
Seneca Foods Corp. Class A (a)	147	4,260
Snyder’s-Lance, Inc.	903	30,973
Tootsie Roll Industries, Inc. (b)	314	9,919
TreeHouse Foods, Inc. (a)	781	61,277
WhiteWave Foods Co. (a)	3,076	119,687

		1,222,828

GAS UTILITIES — 1.0%
Atmos Energy Corp.	1,840	115,994
Chesapeake Utilities Corp.	302	17,139
Laclede Group, Inc. (b)	799	47,469
National Fuel Gas Co.	1,370	58,567
New Jersey Resources Corp.	1,224	40,343
Northwest Natural Gas Co. (b)	511	25,862
ONE Gas, Inc.	944	47,360
Piedmont Natural Gas Co., Inc.	1,444	82,337
Questar Corp. (b)	3,234	62,998
South Jersey Industries, Inc.	1,296	30,482
Southwest Gas Corp.	800	44,128
UGI Corp.	3,040	102,630
WGL Holdings, Inc.	883	55,620

		730,929

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc. (b)	440	24,499
Abiomed, Inc. (a)	757	68,342
Accuray, Inc. (a)	1,528	10,314
Alere, Inc. (a)	1,535	60,003
Align Technology, Inc. (a)	1,437	94,626
Analogic Corp. (b)	223	18,420
AngioDynamics, Inc. (a)	461	5,597
Anika Therapeutics, Inc. (a)	269	10,265
Antares Pharma, Inc. (a) (b)	2,279	2,758
AtriCure, Inc. (a) (b)	465	10,435
Atrion Corp.	30	11,436
Cantel Medical Corp.	646	40,142
Cardiovascular Systems, Inc. (a)	516	7,802
Cerus Corp. (a) (b)	1,944	12,286
ConforMIS, Inc. (a)	200	3,458
CONMED Corp.	522	22,994
Cooper Cos., Inc. (b)	891	119,572
Corindus Vascular Robotics, Inc. (a) (b)	412	1,323
CryoLife, Inc.	525	5,659
Cutera, Inc. (a)	248	3,172
Cynosure, Inc. Class A (a) (b)	378	16,885

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

DexCom, Inc. (a)	1,394	$114,169
Endologix, Inc. (a) (b)	1,264	12,514
Entellus Medical, Inc. (a)	84	1,416
Exactech, Inc. (a)	237	4,302
GenMark Diagnostics, Inc. (a) (b)	775	6,014
Glaukos Corp. (a)	100	2,469
Globus Medical, Inc. Class A (a) (b)	1,251	34,803
Greatbatch, Inc. (a)	446	23,415
Haemonetics Corp. (a)	895	28,855
Halyard Health, Inc. (a)	849	28,365
HeartWare International, Inc. (a) (b)	328	16,531
Hill-Rom Holdings, Inc.	983	47,243
Hologic, Inc. (a)	4,470	172,944
ICU Medical, Inc. (a)	251	28,308
IDEXX Laboratories, Inc. (a) (b)	1,810	131,985
Inogen, Inc. (a)	264	10,584
Insulet Corp. (a) (b)	1,030	38,944
Integra LifeSciences Holdings Corp. (a)	468	31,721
Invacare Corp.	609	10,590
InVivo Therapeutics Holdings Corp. (a) (b)	496	3,571
K2M Group Holdings, Inc. (a)	376	7,422
LDR Holding Corp. (a)	462	11,601
LeMaitre Vascular, Inc.	248	4,278
LivaNova PLC (a)	822	48,802
Masimo Corp. (a)	786	32,627
Meridian Bioscience, Inc.	754	15,472
Merit Medical Systems, Inc. (a)	831	15,448
Natus Medical, Inc. (a)	610	29,310
Neogen Corp. (a)	701	39,621
Nevro Corp. (a) (b)	311	20,996
NuVasive, Inc. (a)	867	46,913
NxStage Medical, Inc. (a)	1,141	24,999
OraSure Technologies, Inc. (a)	1,148	7,393
Orthofix International NV (a)	375	14,704
Oxford Immunotec Global PLC (a)	308	3,542
Quidel Corp. (a) (b)	522	11,066
ResMed, Inc. (b)	2,664	143,030
Rockwell Medical, Inc. (a)	914	9,359
RTI Surgical, Inc. (a)	1,138	4,518
SeaSpine Holdings Corp. (a)	157	2,697
Second Sight Medical Products, Inc. (a) (b)	248	1,461
Sientra, Inc. (a)	100	592
Sirona Dental Systems, Inc. (a)	930	101,900
Spectranetics Corp. (a) (b)	743	11,190
STAAR Surgical Co. (a) (b)	763	5,448
STERIS PLC	1,453	109,469
SurModics, Inc. (a)	218	4,419
Tandem Diabetes Care, Inc. (a) (b)	190	2,244
Teleflex, Inc. (b)	769	101,085
TransEnterix, Inc. (a) (b)	496	1,230
Unilife Corp. (a)	20	10
Utah Medical Products, Inc.	76	4,449
Vascular Solutions, Inc. (a)	294	10,111
Veracyte, Inc. (a) (b)	248	1,786
West Pharmaceutical Services, Inc.	1,314	79,129
Wright Medical Group NV (a)	1,596	38,591
Zeltiq Aesthetics, Inc. (a) (b)	575	16,405

		2,282,048

HEALTH CARE PROVIDERS & SERVICES — 2.2%
AAC Holdings, Inc. (a) (b)	100	1,906
Acadia Healthcare Co., Inc. (a) (b)	861	53,778
Aceto Corp.	525	14,165
Addus HomeCare Corp. (a)	149	3,469
Adeptus Health, Inc. Class A (a) (b)	106	5,779
Air Methods Corp. (a) (b)	705	29,561
Alliance HealthCare Services, Inc. (a)	71	652
Almost Family, Inc. (a)	147	5,620
Amedisys, Inc. (a)	498	19,581
AMN Healthcare Services, Inc. (a)	825	25,616
Amsurg Corp. (a)	970	73,720
BioScrip, Inc. (a) (b)	127	222
BioTelemetry, Inc. (a)	532	6,214
Brookdale Senior Living, Inc. (a)	3,277	60,493
Capital Senior Living Corp. (a)	517	10,785
Centene Corp. (a)	2,102	138,333
Chemed Corp. (b)	329	49,284
Civitas Solutions, Inc. (a)	200	5,758
Community Health Systems, Inc. (a) (b)	2,144	56,880
CorVel Corp. (a)	144	6,324
Cross Country Healthcare, Inc. (a)	527	8,638
Diplomat Pharmacy, Inc. (a) (b)	614	21,011
Ensign Group, Inc.	1,042	23,580
Envision Healthcare Holdings, Inc. (a)	3,577	92,895
ExamWorks Group, Inc. (a) (b)	790	21,014
Five Star Quality Care, Inc. (a)	830	2,639
Genesis Healthcare, Inc. (a)	675	2,342
Hanger, Inc. (a)	683	11,235
Health Net, Inc. (a)	1,388	95,023
HealthEquity, Inc. (a)	608	15,243
HealthSouth Corp.	1,631	56,775
Healthways, Inc. (a) (b)	585	7,529
Kindred Healthcare, Inc. (b)	1,492	17,770
Landauer, Inc. (b)	204	6,716
LHC Group, Inc. (a)	223	10,100
LifePoint Health, Inc. (a)	833	61,142
Magellan Health, Inc. (a)	527	32,495
MEDNAX, Inc. (a)	1,632	116,949
Molina Healthcare, Inc. (a) (b)	717	43,113
National HealthCare Corp.	213	13,142
National Research Corp. Class A	237	3,801
Nobilis Health Corp. (a) (b)	576	1,624
Owens & Minor, Inc. (b)	1,206	43,392
PharMerica Corp. (a)	528	18,480
Premier, Inc. Class A (a)	649	22,890
Providence Service Corp. (a)	233	10,932
RadNet, Inc. (a)	634	3,918
Select Medical Holdings Corp. (b)	1,907	22,712
Surgical Care Affiliates, Inc. (a)	438	17,437
Team Health Holdings, Inc. (a)	1,304	57,233
Teladoc, Inc. (a) (b)	200	3,592
Triple-S Management Corp. Class B (a)	449	10,736
Trupanion, Inc. (a) (b)	328	3,201
Universal American Corp.	759	5,313
US Physical Therapy, Inc.	223	11,971
VCA, Inc. (a)	1,376	75,680
WellCare Health Plans, Inc. (a)	811	63,428

		1,603,831

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	3,257	$50,093
athenahealth, Inc. (a) (b)	707	113,806
Castlight Health, Inc. Class B (a) (b)	711	3,036
Computer Programs & Systems, Inc.	228	11,343
Connecture, Inc. (a)	164	592
Evolent Health, Inc. Class A (a) (b)	300	3,633
HealthStream, Inc. (a)	470	10,340
HMS Holdings Corp. (a)	1,586	19,571
Imprivata, Inc. (a) (b)	84	949
IMS Health Holdings, Inc. (a)	2,265	57,689
Inovalon Holdings, Inc. Class A (a) (b)	496	8,432
MedAssets, Inc. (a)	1,136	35,148
Medidata Solutions, Inc. (a)	1,004	49,487
Omnicell, Inc. (a)	683	21,228
Press Ganey Holdings, Inc. (a)	164	5,174
Quality Systems, Inc.	926	14,927
Veeva Systems, Inc. Class A (a)	1,287	37,130
Vocera Communications, Inc. (a)	459	5,600

		448,178

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	3,479	112,198
Belmond, Ltd. Class A (a)	1,797	17,071
Biglari Holdings, Inc. (a)	35	11,404
BJ’s Restaurants, Inc. (a)	388	16,866
Bloomin’ Brands, Inc.	1,968	33,239
Bob Evans Farms, Inc.	461	17,910
Bojangles’, Inc. (a)	164	2,603
Boyd Gaming Corp. (a) (b)	1,427	28,354
Bravo Brio Restaurant Group, Inc. (a)	375	3,375
Brinker International, Inc.	1,025	49,149
Buffalo Wild Wings, Inc. (a)	348	55,558
Caesars Acquisition Co. Class A (a)	849	5,782
Caesars Entertainment Corp. (a) (b)	962	7,590
Carrols Restaurant Group, Inc. (a)	613	7,197
Cheesecake Factory, Inc.	855	39,424
Choice Hotels International, Inc.	630	31,758
Churchill Downs, Inc.	137	19,384
Chuy’s Holdings, Inc. (a)	297	9,308
ClubCorp Holdings, Inc.	796	14,543
Cracker Barrel Old Country Store, Inc. (b)	275	34,878
Dave & Buster’s Entertainment, Inc. (a)	428	17,865
Del Frisco’s Restaurant Group, Inc. (a)	442	7,081
Denny’s Corp. (a) (b)	1,516	14,902
Diamond Resorts International, Inc. (a) (b)	753	19,209
DineEquity, Inc.	334	28,280
Domino’s Pizza, Inc.	953	106,021
Dunkin’ Brands Group, Inc. (b)	1,691	72,020
El Pollo Loco Holdings, Inc. (a) (b)	306	3,865
Eldorado Resorts, Inc. (a)	496	5,456
Empire Resorts, Inc. (a) (b)	40	720
Extended Stay America, Inc.	1,072	17,045
Fiesta Restaurant Group, Inc. (a)	396	13,306
Fogo De Chao, Inc. (a) (b)	28	424
Habit Restaurants, Inc. Class A (a) (b)	200	4,612
Hilton Worldwide Holdings, Inc.	9,838	210,533
Hyatt Hotels Corp. Class A (a)	620	29,152
International Game Technology PLC	1,648	26,665
International Speedway Corp. Class A	522	17,602

Interval Leisure Group, Inc. (b)	750	11,707
Intrawest Resorts Holdings, Inc. (a)	384	3,003
Isle of Capri Casinos, Inc. (a)	361	5,029
J Alexander’s Holdings, Inc. (a)	254	2,774
Jack in the Box, Inc.	763	58,530
Jamba, Inc. (a) (b)	294	3,966
Kona Grill, Inc. (a)	164	2,601
Krispy Kreme Doughnuts, Inc. (a)	1,164	17,541
La Quinta Holdings, Inc. (a)	1,673	22,769
Las Vegas Sands Corp.	6,909	302,891
Marcus Corp.	384	7,284
Marriott Vacations Worldwide Corp.	424	24,147
MGM Resorts International (a)	7,997	181,692
Monarch Casino & Resort, Inc. (a)	147	3,340
Morgans Hotel Group Co. (a)	534	1,800
Noodles & Co. (a) (b)	177	1,715
Norwegian Cruise Line Holdings, Ltd. (a)	2,342	137,241
Panera Bread Co. Class A (a) (b)	456	88,820
Papa John’s International, Inc. (b)	544	30,393
Papa Murphy’s Holdings, Inc. (a) (b)	108	1,216
Penn National Gaming, Inc. (a) (b)	1,409	22,572
Pinnacle Entertainment, Inc. (a)	948	29,502
Planet Fitness, Inc. Class A (a)	300	4,689
Popeyes Louisiana Kitchen, Inc. (a)	346	20,241
Potbelly Corp. (a)	290	3,396
Red Robin Gourmet Burgers, Inc. (a)	293	18,090
Ruby Tuesday, Inc. (a)	1,213	6,684
Ruth’s Hospitality Group, Inc.	609	9,695
Scientific Games Corp. Class A (a) (b)	911	8,172
SeaWorld Entertainment, Inc. (b)	1,183	23,293
Shake Shack, Inc. Class A (a)	84	3,326
Six Flags Entertainment Corp. (b)	1,072	58,896
Sonic Corp.	953	30,791
Speedway Motorsports, Inc.	226	4,683
Texas Roadhouse, Inc. (b)	1,123	40,170
Vail Resorts, Inc.	671	85,881
Wendy’s Co. (b)	3,970	42,757
Wingstop, Inc. (a) (b)	100	2,281
Zoe’s Kitchen, Inc. (a) (b)	354	9,905

		2,445,832

HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	164	4,113
Beazer Homes USA, Inc. (a) (b)	537	6,170
CalAtlantic Group, Inc.	1,459	55,325
Cavco Industries, Inc. (a)	155	12,913
Century Communities, Inc. (a)	328	5,809
CSS Industries, Inc.	147	4,172
Ethan Allen Interiors, Inc. (b)	435	12,102
Flexsteel Industries, Inc.	71	3,137
GoPro, Inc. Class A (a)	1,358	24,458
Green Brick Partners, Inc. (a)	248	1,786
Helen of Troy, Ltd. (a)	533	50,235
Hooker Furniture Corp.	164	4,139
Hovnanian Enterprises, Inc. Class A (a) (b)	2,281	4,129
Installed Building Products, Inc. (a)	354	8,790
iRobot Corp. (a) (b)	522	18,479
Jarden Corp. (a)	3,833	218,941
KB Home (b)	1,469	18,113
La-Z-Boy, Inc.	948	23,150

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

LGI Homes, Inc. (a) (b)	274	$6,666
Libbey, Inc.	365	7,782
Lifetime Brands, Inc.	233	3,090
M/I Homes, Inc. (a)	441	9,667
MDC Holdings, Inc. (b)	666	17,003
Meritage Homes Corp. (a)	692	23,521
NACCO Industries, Inc. Class A	71	2,996
New Home Co., Inc. (a)	190	2,462
NVR, Inc. (a)	74	121,582
Skullcandy, Inc. (a)	385	1,821
Taylor Morrison Home Corp. Class A (a)	638	10,208
Tempur Sealy International, Inc. (a)	1,051	74,053
Toll Brothers, Inc. (a)	3,040	101,232
TopBuild Corp. (a)	660	20,308
TRI Pointe Group, Inc. (a)	3,041	38,529
Tupperware Brands Corp. (b)	851	47,358
Universal Electronics, Inc. (a)	304	15,610
WCI Communities, Inc. (a)	259	5,771
William Lyon Homes Class A (a) (b)	309	5,099
ZAGG, Inc. (a)	496	5,426

		996,145

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	835	11,356
Energizer Holdings, Inc.	1,147	39,067
HRG Group, Inc. (a)	1,372	18,604
Oil-Dri Corp. of America	71	2,615
Orchids Paper Products Co. (b)	160	4,947
Spectrum Brands Holdings, Inc.	463	47,134
WD-40 Co.	299	29,496

		153,219

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Abengoa Yield PLC (b)	860	16,589
Atlantic Power Corp.	2,435	4,797
Calpine Corp. (a)	6,868	99,380
Dynegy, Inc. (a)	2,284	30,606
NRG Yield, Inc. Class A (b)	623	8,666
NRG Yield, Inc. Class C (b)	1,223	18,052
Ormat Technologies, Inc.	656	23,924
Pattern Energy Group, Inc. (b)	1,049	21,935
Talen Energy Corp. (a) (b)	84	523
TerraForm Global, Inc. Class A	800	4,472
TerraForm Power, Inc. Class A (a) (b)	1,061	13,347
Vivint Solar, Inc. (a) (b)	300	2,868

		245,159

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,280	113,523
Raven Industries, Inc. (b)	670	10,452

		123,975

INSURANCE — 4.4%
Alleghany Corp. (a)	296	141,467
Allied World Assurance Co. Holdings AG	1,737	64,599
Ambac Financial Group, Inc. (a)	814	11,469
American Equity Investment Life Holding Co. (b)	1,481	35,588
American Financial Group, Inc.	967	69,701
American National Insurance Co.	170	17,386

AMERISAFE, Inc.	400	20,360
AmTrust Financial Services, Inc. (b)	747	46,000
Arch Capital Group, Ltd. (a)	1,925	134,269
Argo Group International Holdings, Ltd.	527	31,536
Arthur J Gallagher & Co.	2,904	118,890
Aspen Insurance Holdings, Ltd.	1,131	54,627
Assured Guaranty, Ltd.	2,753	72,762
Atlas Financial Holdings, Inc. (a)	211	4,199
Axis Capital Holdings, Ltd.	1,807	101,590
Baldwin & Lyons, Inc. Class B	141	3,388
Brown & Brown, Inc.	2,156	69,208
Citizens, Inc. (a) (b)	923	6,858
CNA Financial Corp.	394	13,849
CNO Financial Group, Inc.	3,686	70,366
Crawford & Co. Class B	536	2,846
Donegal Group, Inc. Class A	152	2,140
eHealth, Inc. (a)	375	3,743
EMC Insurance Group, Inc.	106	2,682
Employers Holdings, Inc.	607	16,571
Endurance Specialty Holdings, Ltd.	951	60,854
Enstar Group, Ltd. (a)	157	23,556
Erie Indemnity Co. Class A	464	44,377
Everest Re Group, Ltd. (b)	807	147,754
FBL Financial Group, Inc. Class A	178	11,328
Federated National Holding Co.	211	6,237
Fidelity & Guaranty Life	190	4,820
First American Financial Corp.	2,050	73,595
FNF Group	4,988	172,934
Genworth Financial, Inc. Class A (a)	9,200	34,316
Global Indemnity PLC (a)	141	4,092
Greenlight Capital Re, Ltd. Class A (a)	522	9,767
Hallmark Financial Services, Inc. (a)	309	3,612
Hanover Insurance Group, Inc.	818	66,536
HCI Group, Inc. (b)	141	4,914
Heritage Insurance Holdings, Inc. (b)	428	9,339
Horace Mann Educators Corp.	750	24,885
Independence Holding Co. (b)	150	2,078
Infinity Property & Casualty Corp.	228	18,748
James River Group Holdings, Ltd.	164	5,501
Kemper Corp.	799	29,763
Maiden Holdings, Ltd. (b)	985	14,686
Markel Corp. (a)	258	227,904
MBIA, Inc. (a) (b)	2,579	16,712
Mercury General Corp. (b)	442	20,584
National General Holdings Corp.	734	16,045
National Interstate Corp. (b)	157	4,192
National Western Life Group, Inc. Class A	45	11,337
Navigators Group, Inc. (a)	217	18,616
Old Republic International Corp.	4,781	89,070
OneBeacon Insurance Group, Ltd. Class A	460	5,709
PartnerRe, Ltd.	705	98,517
Patriot National, Inc. (a) (b)	164	1,100
Primerica, Inc. (b)	929	43,877
ProAssurance Corp.	1,042	50,568
Reinsurance Group of America, Inc.	1,227	104,970
RenaissanceRe Holdings, Ltd. (b)	692	78,327
RLI Corp.	810	50,017
Safety Insurance Group, Inc.	318	17,929
Selective Insurance Group, Inc.	1,052	35,326

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

StanCorp Financial Group, Inc.	669	$76,186
State Auto Financial Corp.	304	6,259
State National Cos., Inc.	412	4,042
Stewart Information Services Corp.	441	16,463
Symetra Financial Corp.	1,373	43,620
Third Point Reinsurance, Ltd. (a) (b)	1,499	20,102
United Fire Group, Inc.	370	14,175
United Insurance Holdings Corp. (b)	317	5,421
Universal Insurance Holdings, Inc. (b)	611	14,163
Validus Holdings, Ltd.	1,627	75,314
White Mountains Insurance Group, Ltd.	114	82,856
WR Berkley Corp.	1,800	98,550

		3,237,737

INTERNET & CATALOG RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	536	3,902
Blue Nile, Inc. (a) (b)	223	8,280
Etsy, Inc. (a)	328	2,709
EVINE Live, Inc. (a) (b)	750	1,335
FTD Cos., Inc. (a) (b)	300	7,851
Groupon, Inc. (a) (b)	6,652	20,422
HSN, Inc.	607	30,757
Lands’ End, Inc. (a) (b)	308	7,219
Liberty Interactive Corp. QVC Group Class A (a)	9,357	255,633
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,349	40,929
Liberty Ventures Series A (a)	2,180	98,340
Nutrisystem, Inc.	533	11,534
Overstock.com, Inc. (a)	228	2,800
PetMed Express, Inc. (b)	71	1,217
Shutterfly, Inc. (a)	455	20,275
Travelport Worldwide, Ltd.	1,904	24,561
Wayfair, Inc. Class A (a) (b)	358	17,048

		554,812

INTERNET SOFTWARE & SERVICES — 2.5%
Actua Corp. (a)	759	8,691
Alarm.com Holdings, Inc. (a)	125	2,085
Amber Road, Inc. (a) (b)	106	540
Angie’s List, Inc. (a)	733	6,854
Apigee Corp. (a)	84	675
Appfolio, Inc. Class A (a) (b)	132	1,927
Bankrate, Inc. (a)	1,226	16,306
Bazaarvoice, Inc. (a)	995	4,358
Benefitfocus, Inc. (a) (b)	95	3,457
Blucora, Inc. (a) (b)	756	7,409
Box, Inc. Class A (a)	248	3,462
Brightcove, Inc. (a)	522	3,236
Carbonite, Inc. (a)	327	3,205
Care.com, Inc. (a)	95	680
ChannelAdvisor Corp. (a)	372	5,152
Cimpress NV (a) (b)	619	50,226
comScore, Inc. (a) (b)	623	25,636
Constant Contact, Inc. (a)	607	17,749
Cornerstone OnDemand, Inc. (a) (b)	960	33,149
CoStar Group, Inc. (a)	599	123,807
Cvent, Inc. (a)	510	17,804
Demandware, Inc. (a) (b)	589	31,788
DHI Group, Inc. (a)	839	7,694

EarthLink Holdings Corp.	2,044	15,187
Endurance International Group Holdings, Inc. (a) (b)	1,044	11,411
Envestnet, Inc. (a) (b)	726	21,671
Everyday Health, Inc. (a)	428	2,577
Five9, Inc. (a)	412	3,584
GoDaddy, Inc. Class A (a) (b)	412	13,209
Gogo, Inc. (a) (b)	1,039	18,494
GrubHub, Inc. (a) (b)	1,363	32,985
GTT Communications, Inc. (a) (b)	497	8,479
Hortonworks, Inc. (a) (b)	164	3,592
IAC/InterActiveCorp	1,303	78,245
Internap Corp. (a)	1,061	6,790
Intralinks Holdings, Inc. (a)	759	6,884
j2 Global, Inc.	889	73,182
Limelight Networks, Inc. (a)	1,061	1,549
LinkedIn Corp. Class A (a)	1,918	431,703
LivePerson, Inc. (a)	950	6,413
LogMeIn, Inc. (a)	452	30,329
Marchex, Inc. Class B	460	1,789
Marin Software, Inc. (a)	490	1,754
Marketo, Inc. (a)	636	18,260
MaxPoint Interactive, Inc. (a) (b)	84	144
MINDBODY, Inc. Class A (a) (b)	134	2,027
Monster Worldwide, Inc. (a)	1,643	9,414
New Relic, Inc. (a) (b)	84	3,060
NIC, Inc.	1,211	23,832
OPOWER, Inc. (a) (b)	518	5,470
Pandora Media, Inc. (a) (b)	3,969	53,224
Q2 Holdings, Inc. (a)	347	9,150
QuinStreet, Inc. (a)	598	2,565
Quotient Technology, Inc. (a) (b)	1,047	7,141
Rackspace Hosting, Inc. (a)	2,082	52,716
RealNetworks, Inc. (a)	460	1,955
Reis, Inc.	147	3,488
RetailMeNot, Inc. (a)	612	6,071
SciQuest, Inc. (a)	458	5,940
Shutterstock, Inc. (a) (b)	367	11,869
SPS Commerce, Inc. (a)	304	21,344
Stamps.com, Inc. (a)	273	29,924
TechTarget, Inc. (a)	287	2,305
Textura Corp. (a)	348	7,510
Travelzoo, Inc. (a)	150	1,256
TrueCar, Inc. (a) (b)	850	8,109
Twitter, Inc. (a) (b)	10,166	235,241
United Online, Inc. (a)	248	2,924
Web.com Group, Inc. (a)	800	16,008
WebMD Health Corp. (a)	735	35,500
Wix.com, Ltd. (a)	274	6,234
XO Group, Inc. (a)	527	8,464
Yelp, Inc. (a)	1,173	33,782
Zillow Group, Inc. Class A (a) (b)	799	20,806
Zillow Group, Inc. Class C (a) (b)	1,598	37,521

		1,828,971

IT SERVICES — 3.3%
6D Global Technologies, Inc. (a) (b)	328	954
Acxiom Corp. (a)	1,433	29,978
Amdocs, Ltd.	2,697	147,175

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Black Knight Financial Services, Inc. Class A (a) (b)	428	$14,150
Blackhawk Network Holdings, Inc. (a)	988	43,679
Booz Allen Hamilton Holding Corp.	1,896	58,492
Broadridge Financial Solutions, Inc.	2,120	113,908
CACI International, Inc. Class A (a)	451	41,844
Cardtronics, Inc. (a)	803	27,021
Cass Information Systems, Inc. (b)	233	11,990
Ciber, Inc. (a)	1,524	5,349
Computer Sciences Corp.	2,600	84,968
Convergys Corp. (b)	1,840	45,798
CoreLogic, Inc. (a)	1,701	57,596
CSG Systems International, Inc. (b)	602	21,660
Datalink Corp. (a)	299	2,033
DST Systems, Inc.	582	66,383
EPAM Systems, Inc. (a)	834	65,569
Euronet Worldwide, Inc. (a)	885	64,101
Everi Holdings, Inc. (a)	1,210	5,312
EVERTEC, Inc.	1,160	19,418
ExlService Holdings, Inc. (a)	593	26,643
First Data Corp. Class A (a)	1,900	30,438
FleetCor Technologies, Inc. (a)	1,595	227,973
Forrester Research, Inc.	141	4,016
Gartner, Inc. (a)	1,511	137,048
Genpact, Ltd. (a)	2,571	64,224
Global Payments, Inc.	2,358	152,115
Hackett Group, Inc.	536	8,613
Heartland Payment Systems, Inc.	670	63,529
Jack Henry & Associates, Inc.	1,491	116,387
Leidos Holdings, Inc.	1,198	67,399
Lionbridge Technologies, Inc. (a)	1,227	6,025
Luxoft Holding, Inc. (a)	343	26,456
ManTech International Corp. Class A	449	13,578
MAXIMUS, Inc.	1,255	70,594
ModusLink Global Solutions, Inc. (a) (b)	762	1,890
MoneyGram International, Inc. (a)	461	2,890
NeuStar, Inc. Class A (a) (b)	987	23,658
Perficient, Inc. (a)	684	11,710
PFSweb, Inc. (a)	248	3,192
Sabre Corp.	2,001	55,968
Science Applications International Corp.	900	41,202
ServiceSource International, Inc. (a) (b)	1,213	5,592
Sykes Enterprises, Inc. (a)	750	23,085
Syntel, Inc. (a)	556	25,159
TeleTech Holdings, Inc.	291	8,122
Unisys Corp. (a) (b)	910	10,055
Vantiv, Inc. Class A (a)	2,366	112,196
VeriFone Systems, Inc. (a) (b)	2,038	57,105
Virtusa Corp. (a)	565	23,357
WEX, Inc. (a)	737	65,151

		2,412,748

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	218	3,571
Black Diamond, Inc. (a) (b)	460	2,033
Brunswick Corp.	1,689	85,311
Callaway Golf Co.	1,446	13,621
Escalade, Inc.	180	2,385
JAKKS Pacific, Inc. (a) (b)	375	2,985
Johnson Outdoors, Inc. Class A	71	1,554

Malibu Boats, Inc. Class A (a)	390	6,384
Marine Products Corp. (b)	233	1,407
MCBC Holdings, Inc. (a)	125	1,713
Nautilus, Inc. (a)	607	10,149
Performance Sports Group, Ltd. (a)	824	7,935
Polaris Industries, Inc. (b)	1,226	105,375
Smith & Wesson Holding Corp. (a)	1,018	22,376
Sturm Ruger & Co., Inc.	391	23,308
Vista Outdoor, Inc. (a)	1,200	53,412

		343,519

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a)	378	8,123
Affymetrix, Inc. (a) (b)	1,446	14,590
Albany Molecular Research, Inc. (a) (b)	451	8,952
Bio-Rad Laboratories, Inc. Class A (a)	304	42,153
Bio-Techne Corp.	687	61,830
Bruker Corp. (a)	2,048	49,705
Cambrex Corp. (a)	528	24,864
Charles River Laboratories International, Inc. (a)	885	71,145
Fluidigm Corp. (a) (b)	437	4,724
Harvard Bioscience, Inc. (a)	576	1,999
INC Research Holdings, Inc. Class A (a)	231	11,206
Luminex Corp. (a)	760	16,256
Mettler-Toledo International, Inc. (a)	509	172,617
NanoString Technologies, Inc. (a) (b)	300	4,413
NeoGenomics, Inc. (a)	988	7,776
Pacific Biosciences of California, Inc. (a) (b)	912	11,975
PAREXEL International Corp. (a)	928	63,215
PRA Health Sciences, Inc. (a) (b)	364	16,478
QIAGEN NV (a)	4,079	112,784
Quintiles Transnational Holdings, Inc. (a)	1,392	95,575
Sequenom, Inc. (a) (b)	2,364	3,877
VWR Corp. (a)	500	14,155

		818,412

MACHINERY — 3.1%
Accuride Corp. (a)	842	1,398
Actuant Corp. Class A	1,046	25,062
AGCO Corp. (b)	1,414	64,181
Alamo Group, Inc.	152	7,919
Albany International Corp. Class A	522	19,079
Allison Transmission Holdings, Inc.	3,273	84,738
Altra Industrial Motion Corp.	443	11,110
American Railcar Industries, Inc. (b)	177	8,192
Astec Industries, Inc.	370	15,059
Barnes Group, Inc.	1,007	35,638
Blount International, Inc. (a)	987	9,682
Blue Bird Corp. (a)	84	852
Briggs & Stratton Corp. (b)	793	13,719
Chart Industries, Inc. (a)	267	4,795
CIRCOR International, Inc.	280	11,802
CLARCOR, Inc. (b)	986	48,985
Colfax Corp. (a) (b)	1,475	34,441
Columbus McKinnon Corp.	375	7,088
Commercial Vehicle Group, Inc. (a)	446	1,231
Crane Co.	780	37,315
Donaldson Co., Inc. (b)	2,214	63,453
Douglas Dynamics, Inc. (b)	460	9,692

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

EnPro Industries, Inc.	421	$18,457
ESCO Technologies, Inc.	450	16,263
Federal Signal Corp.	1,098	17,403
FreightCar America, Inc.	223	4,333
Global Brass & Copper Holdings, Inc.	358	7,625
Gorman-Rupp Co.	384	10,264
Graco, Inc.	991	71,421
Graham Corp.	233	3,919
Greenbrier Cos., Inc. (b)	451	14,712
Harsco Corp.	1,501	11,828
Hillenbrand, Inc.	1,156	34,252
Hurco Cos., Inc.	157	4,170
Hyster-Yale Materials Handling, Inc.	187	9,808
IDEX Corp.	1,233	94,460
ITT Corp.	1,625	59,020
John Bean Technologies Corp.	517	25,762
Joy Global, Inc. (b)	1,800	22,698
Kadant, Inc.	228	9,259
Kennametal, Inc.	1,380	26,496
LB Foster Co. Class A	117	1,598
Lincoln Electric Holdings, Inc.	1,278	66,315
Lindsay Corp.	252	18,245
Lydall, Inc. (a)	293	10,396
Manitowoc Co., Inc.	2,433	37,347
Meritor, Inc. (a)	1,819	15,189
Middleby Corp. (a)	1,064	114,774
Milacron Holdings Corp. (a)	300	3,753
Miller Industries, Inc.	228	4,966
Mueller Industries, Inc.	1,045	28,320
Mueller Water Products, Inc. Class A	2,962	25,473
Navistar International Corp. (a) (b)	781	6,904
NN, Inc. (b)	489	7,795
Nordson Corp.	1,202	77,108
Omega Flex, Inc. (b)	55	1,816
Oshkosh Corp. (b)	1,432	55,905
Proto Labs, Inc. (a)	442	28,151
RBC Bearings, Inc. (a)	451	29,130
Rexnord Corp. (a)	1,845	33,431
SPX Corp.	468	4,366
SPX FLOW, Inc. (a)	468	13,062
Standex International Corp.	260	21,619
Sun Hydraulics Corp.	441	13,993
Tennant Co.	364	20,479
Terex Corp.	1,888	34,890
Timken Co.	1,418	40,541
Titan International, Inc.	50	197
Toro Co.	861	62,913
TriMas Corp. (a)	849	15,834
Trinity Industries, Inc. (b)	2,999	72,036
Twin Disc, Inc.	147	1,546
Valmont Industries, Inc.	465	49,299
Wabash National Corp. (a)	1,197	14,161
WABCO Holdings, Inc. (a)	911	93,159
Wabtec Corp.	1,857	132,070
Watts Water Technologies, Inc. Class A	578	28,709
Woodward, Inc.	1,180	58,599
Xerium Technologies, Inc. (a)	228	2,702

		2,224,372

MARINE — 0.1%
Eagle Bulk Shipping, Inc. (a)	412	1,450
Golden Ocean Group, Ltd. (b)	49	52
Kirby Corp. (a)	1,077	56,672
Matson, Inc.	746	31,802
Navios Maritime Holdings, Inc. (b)	182	319
Safe Bulkers, Inc.	43	35
Scorpio Bulkers, Inc. (a)	277	2,740
Ultrapetrol Bahamas, Ltd. (a)	432	45

		93,115

MEDIA — 3.1%
AMC Entertainment Holdings, Inc. Class A	384	9,216
AMC Networks, Inc. Class A (a)	1,110	82,895
Cable One, Inc.	65	28,188
Carmike Cinemas, Inc. (a)	480	11,011
Central European Media Enterprises, Ltd. Class A (a) (b)	1,512	4,067
Charter Communications, Inc. Class A (a) (b)	1,384	253,410
Cinemark Holdings, Inc.	2,063	68,966
Clear Channel Outdoor Holdings, Inc. Class A (a)	638	3,566
Crown Media Holdings, Inc. Class A (a)	683	3,832
Cumulus Media, Inc. Class A (a)	146	48
Daily Journal Corp. (a) (b)	18	3,636
DISH Network Corp. Class A (a)	4,083	233,466
DreamWorks Animation SKG, Inc. Class A (a)	1,349	34,764
Entercom Communications Corp. Class A (a)	446	5,009
Entravision Communications Corp. Class A	1,150	8,866
Eros International PLC (a) (b)	481	4,401
EW Scripps Co. Class A	1,076	20,444
Gannett Co., Inc. (b)	2,060	33,557
Global Eagle Entertainment, Inc. (a)	873	8,617
Gray Television, Inc. (a)	1,146	18,680
Harte-Hanks, Inc.	830	2,689
Hemisphere Media Group, Inc. (a) (b)	147	2,168
IMAX Corp. (a) (b)	1,072	38,099
John Wiley & Sons, Inc. Class A	652	29,360
Journal Media Group, Inc.	329	3,955
Liberty Broadband Corp. Class A (a)	441	22,778
Liberty Broadband Corp. Class C (a)	1,247	64,669
Liberty Media Corp. Class A (a)	1,623	63,703
Liberty Media Corp. Class C (a)	3,520	134,042
Lions Gate Entertainment Corp. (b)	1,720	55,711
Live Nation Entertainment, Inc. (a)	2,704	66,437
Loral Space & Communications, Inc. (a)	160	6,514
Madison Square Garden Co. Class A (a)	388	62,778
MDC Partners, Inc. Class A (b)	790	17,159
Media General, Inc. (a) (b)	1,736	28,036
Meredith Corp.	674	29,150
MSG Networks, Inc. Class A (a)	1,165	24,232
National CineMedia, Inc.	1,135	17,831
New Media Investment Group, Inc. (b)	827	16,093
New York Times Co. Class A	2,416	32,423
Nexstar Broadcasting Group, Inc. Class A	578	33,929
Reading International, Inc. Class A (a)	385	5,047
Regal Entertainment Group Class A (b)	1,473	27,796
Rentrak Corp. (a)	217	10,314
Saga Communications, Inc. Class A (b)	95	3,653

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Scholastic Corp. (b)	450	$17,352
Sinclair Broadcast Group, Inc. Class A (b)	1,165	37,909
Sirius XM Holdings, Inc. (a) (b)	38,397	156,276
Sizmek, Inc. (a)	446	1,628
Starz Class A (a)	1,575	52,762
Thomson Reuters Corp.	5,868	222,104
Time, Inc. (b)	1,926	30,180
Townsquare Media, Inc. Class A (a)	100	1,196
Tribune Media Co. Class A (b)	1,500	50,715
Tribune Publishing Co.	496	4,573
World Wrestling Entertainment, Inc. Class A	613	10,936

		2,220,836

METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	3,430	7,683
Allegheny Technologies, Inc. (b)	1,980	22,275
Carpenter Technology Corp.	968	29,301
Century Aluminum Co. (a) (b)	774	3,421
Cliffs Natural Resources, Inc. (b)	238	376
Coeur Mining, Inc. (a)	938	2,326
Commercial Metals Co.	2,142	29,324
Compass Minerals International, Inc. (b)	634	47,721
Ferroglobe PLC	1,188	12,771
Handy & Harman, Ltd. (a)	65	1,333
Haynes International, Inc.	223	8,182
Hecla Mining Co. (b)	6,774	12,803
Horsehead Holding Corp. (a) (b)	1,079	2,212
Kaiser Aluminum Corp.	316	26,437
Materion Corp.	370	10,360
Olympic Steel, Inc.	141	1,633
Real Industry, Inc. (a)	412	3,308
Reliance Steel & Aluminum Co.	1,361	78,815
Royal Gold, Inc. (b)	1,218	44,420
Ryerson Holding Corp. (a)	100	467
Schnitzer Steel Industries, Inc. Class A	534	7,674
Southern Copper Corp. (b)	2,114	55,218
Steel Dynamics, Inc.	4,519	80,755
Stillwater Mining Co. (a) (b)	2,226	19,077
SunCoke Energy, Inc.	839	2,911
Tahoe Resources, Inc.	2,897	25,117
TimkenSteel Corp.	547	4,584
United States Steel Corp. (b)	2,564	20,461
Worthington Industries, Inc.	871	26,252

		587,217

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,156	134,642
Avista Corp.	1,113	39,367
Black Hills Corp.	831	38,583
MDU Resources Group, Inc.	3,805	69,708
NorthWestern Corp.	674	36,564
Vectren Corp.	1,252	53,110

		371,974

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	928	35,765
Burlington Stores, Inc. (a)	1,358	58,258
Dillard’s, Inc. Class A (b)	359	23,590
Fred’s, Inc. Class A	683	11,181
JC Penney Co., Inc. (a) (b)	5,457	36,344
Ollie’s Bargain Outlet Holdings, Inc. (a)	200	3,402

Sears Holdings Corp. (a) (b)	261	5,366
Tuesday Morning Corp. (a)	830	5,395

		179,301

OIL, GAS & CONSUMABLE FUELS — 2.4%
Abraxas Petroleum Corp. (a) (b)	1,674	1,774
Adams Resources & Energy, Inc.	53	2,035
Alon USA Energy, Inc. (b)	551	8,177
Antero Resources Corp. (a) (b)	1,219	26,574
Ardmore Shipping Corp.	317	4,032
Bill Barrett Corp. (a) (b)	986	3,875
Bonanza Creek Energy, Inc. (a) (b)	543	2,862
California Resources Corp. (b)	5,597	13,041
Callon Petroleum Co. (a)	1,338	11,159
Carrizo Oil & Gas, Inc. (a)	1,113	32,922
Cheniere Energy, Inc. (a) (b)	4,258	158,610
Clayton Williams Energy, Inc. (a) (b)	116	3,430
Clean Energy Fuels Corp. (a) (b)	1,367	4,921
Cloud Peak Energy, Inc. (a)	113	235
Cobalt International Energy, Inc. (a)	6,620	35,748
Concho Resources, Inc. (a)	2,416	224,350
Contango Oil & Gas Co. (a)	256	1,641
Continental Resources, Inc. (a) (b)	1,612	37,044
CVR Energy, Inc. (b)	293	11,530
Delek US Holdings, Inc.	997	24,526
Denbury Resources, Inc. (b)	6,541	13,213
DHT Holdings, Inc. (b)	1,683	13,615
Diamondback Energy, Inc. (a) (b)	1,255	83,959
Dorian LPG, Ltd. (a) (b)	438	5,155
Eclipse Resources Corp. (a) (b)	532	968
Energen Corp.	1,437	58,903
Energy Fuels, Inc. (a)	744	2,195
Energy XXI, Ltd. (b)	38	38
EP Energy Corp. Class A (a) (b)	665	2,913
Erin Energy Corp. (a) (b)	248	794
Evolution Petroleum Corp.	389	1,871
EXCO Resources, Inc. (a) (b)	586	727
Frontline, Ltd.	2,471	7,388
GasLog, Ltd. (b)	762	6,325
Gastar Exploration, Inc. (a) (b)	1,222	1,601
Gener8 Maritime, Inc. (a)	300	2,835
Golar LNG, Ltd.	1,605	25,343
Green Plains, Inc.	647	14,816
Gulfport Energy Corp. (a)	1,973	48,477
Halcon Resources Corp. (a)	550	693
Hallador Energy Co.	177	807
HollyFrontier Corp.	3,446	137,461
Isramco, Inc. (a)	19	1,697
Jones Energy, Inc. Class A (a)	690	2,656
Kosmos Energy, Ltd. (a) (b)	2,799	14,555
Laredo Petroleum, Inc. (a) (b)	2,137	17,075
Matador Resources Co. (a) (b)	1,315	25,997
Memorial Resource Development Corp. (a) (b)	1,646	26,583
Navios Maritime Acquisition Corp.	1,482	4,461
Nordic American Tankers, Ltd. (b)	1,592	24,740
Northern Oil and Gas, Inc. (a) (b)	1,294	4,995
Oasis Petroleum, Inc. (a) (b)	2,511	18,506
Pacific Ethanol, Inc. (a) (b)	422	2,017
Panhandle Oil and Gas, Inc. Class A	310	5,010

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Par Pacific Holdings, Inc. (a)	248	$5,838
Parsley Energy, Inc. Class A (a)	1,730	31,918
PBF Energy, Inc. Class A	1,748	64,344
PDC Energy, Inc. (a)	785	41,903
Penn Virginia Corp. (a)	48	14
QEP Resources, Inc.	3,232	43,309
Renewable Energy Group, Inc. (a) (b)	643	5,973
REX American Resources Corp. (a) (b)	119	6,434
Rice Energy, Inc. (a)	1,282	13,974
Ring Energy, Inc. (a)	317	2,235
RSP Permian, Inc. (a)	1,271	31,000
Sanchez Energy Corp. (a) (b)	530	2,284
SandRidge Energy, Inc. (a)	58	12
Scorpio Tankers, Inc.	3,206	25,712
SemGroup Corp. Class A	793	22,886
Ship Finance International, Ltd. (b)	1,074	17,796
SM Energy Co. (b)	1,265	24,870
Solazyme, Inc. (a) (b)	1,418	3,517
Stone Energy Corp. (a) (b)	985	4,226
Synergy Resources Corp. (a) (b)	1,916	16,324
Targa Resources Corp.	832	22,514
Teekay Corp. (b)	839	8,281
Teekay Tankers, Ltd. Class A	1,628	11,201
TransAtlantic Petroleum, Ltd. (a)	22	31
Triangle Petroleum Corp. (a) (b)	93	72
Ultra Petroleum Corp. (a) (b)	94	235
Uranium Energy Corp. (a) (b)	1,648	1,747
W&T Offshore, Inc. (b)	681	1,573
Western Refining, Inc.	1,299	46,270
Westmoreland Coal Co. (a) (b)	207	1,217
Whiting Petroleum Corp. (a)	4,068	38,402
World Fuel Services Corp.	1,316	50,613
WPX Energy, Inc. (a) (b)	4,309	24,734

		1,758,334

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	745	19,020
Clearwater Paper Corp. (a)	368	16,755
Deltic Timber Corp. (b)	228	13,422
Domtar Corp.	1,160	42,862
KapStone Paper and Packaging Corp.	1,497	33,817
Louisiana-Pacific Corp. (a) (b)	2,573	46,340
Neenah Paper, Inc.	299	18,667
PH Glatfelter Co.	830	15,305
Schweitzer-Mauduit International, Inc.	582	24,438
Wausau Paper Corp. (b)	687	7,028

		237,654

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	7,748	31,379
Coty, Inc. Class A (b)	1,469	37,651
Edgewell Personal Care Co.	1,047	82,053
Elizabeth Arden, Inc. (a)	135	1,337
Herbalife, Ltd. (a) (b)	1,262	67,668
Inter Parfums, Inc.	294	7,003
Medifast, Inc.	209	6,349
Natural Health Trends Corp. (b)	164	5,499
Nature’s Sunshine Products, Inc.	228	2,307
Nu Skin Enterprises, Inc. (Class A) Class A (b)	1,114	42,210

Nutraceutical International Corp. (a)	147	3,796
Revlon, Inc. Class A (a)	228	6,348
Synutra International, Inc. (a)	389	1,832
USANA Health Sciences, Inc. (a)	139	17,757

		313,189

PHARMACEUTICALS — 1.1%
Aerie Pharmaceuticals, Inc. (a) (b)	390	9,496
Agile Therapeutics, Inc. (a)	164	1,601
Akorn, Inc. (a) (b)	1,480	55,219
Alimera Sciences, Inc. (a) (b)	389	941
Amphastar Pharmaceuticals, Inc. (a)	592	8,424
ANI Pharmaceuticals, Inc. (a)	206	9,296
Aratana Therapeutics, Inc. (a)	336	1,875
Assembly Biosciences, Inc. (a)	248	1,862
BioDelivery Sciences International, Inc. (a) (b)	776	3,717
Carbylan Therapeutics, Inc. (a) (b)	248	898
Catalent, Inc. (a)	1,487	37,220
Cempra, Inc. (a) (b)	552	17,184
Collegium Pharmaceutical, Inc. (a)	84	2,310
Corcept Therapeutics, Inc. (a) (b)	1,063	5,294
Corium International, Inc. (a)	164	1,332
Depomed, Inc. (a)	1,058	19,181
Dermira, Inc. (a)	300	10,383
Durect Corp. (a)	1,980	4,376
Endocyte, Inc. (a)	107	429
Flex Pharma, Inc. (a)	84	1,046
Foamix Pharmaceuticals, Ltd. (a) (b)	412	3,341
Heska Corp. (a)	84	3,249
Impax Laboratories, Inc. (a)	1,304	55,759
Intersect ENT, Inc. (a) (b)	264	5,940
Intra-Cellular Therapies, Inc. (a) (b)	501	26,949
Jazz Pharmaceuticals PLC (a)	1,130	158,833
Lannett Co., Inc. (a) (b)	497	19,940
Medicines Co. (a) (b)	1,255	46,862
Nektar Therapeutics (a) (b)	2,360	39,766
Neos Therapeutics, Inc. (a)	135	1,933
Ocular Therapeutix, Inc. (a)	300	2,811
Omeros Corp. (a) (b)	701	11,027
Pacira Pharmaceuticals, Inc. (a)	664	50,988
Paratek Pharmaceuticals, Inc. (a) (b)	248	4,704
Pernix Therapeutics Holdings, Inc. (a) (b)	185	546
Phibro Animal Health Corp. Class A (b)	317	9,551
POZEN, Inc. (a) (b)	527	3,599
Prestige Brands Holdings, Inc. (a)	957	49,266
Relypsa, Inc. (a) (b)	554	15,700
Revance Therapeutics, Inc. (a) (b)	279	9,531
Sagent Pharmaceuticals, Inc. (a)	389	6,189
SciClone Pharmaceuticals, Inc. (a)	894	8,225
Sucampo Pharmaceuticals, Inc. Class A (a)	509	8,801
Supernus Pharmaceuticals, Inc. (a)	552	7,419
Teligent, Inc. (a) (b)	634	5,643
Tetraphase Pharmaceuticals, Inc. (a)	348	3,490
TherapeuticsMD, Inc. (a)	2,264	23,478
Theravance Biopharma, Inc. (a) (b)	435	7,130
Theravance, Inc. (b)	1,531	16,137
VIVUS, Inc. (a) (b)	56	57
XenoPort, Inc. (a) (b)	923	5,067
Zogenix, Inc. (a)	325	4,790

		808,805

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.2%
Acacia Research Corp.	987	$4,234
Advisory Board Co. (a)	758	37,604
Barrett Business Services, Inc.	152	6,618
CBIZ, Inc. (a)	759	7,484
CDI Corp.	309	2,089
CEB, Inc.	541	33,212
CRA International, Inc. (a)	153	2,854
Exponent, Inc.	462	23,077
Franklin Covey Co. (a)	141	2,360
FTI Consulting, Inc. (a)	747	25,891
GP Strategies Corp. (a)	217	5,449
Heidrick & Struggles International, Inc.	305	8,302
Hill International, Inc. (a)	628	2,437
Huron Consulting Group, Inc. (a)	451	26,790
ICF International, Inc. (a)	375	13,335
IHS, Inc. Class A (a)	1,268	150,169
Insperity, Inc.	376	18,104
Kelly Services, Inc. Class A	527	8,511
Kforce, Inc.	443	11,199
Korn/Ferry International	890	29,530
ManpowerGroup, Inc.	1,249	105,278
Mistras Group, Inc. (a)	299	5,708
Navigant Consulting, Inc. (a)	898	14,422
On Assignment, Inc. (a)	927	41,669
Pendrell Corp. (a)	167	84
Resources Connection, Inc.	636	10,392
RPX Corp. (a)	1,006	11,066
Towers Watson & Co. Class A	1,209	155,308
TransUnion (a)	565	15,577
TriNet Group, Inc. (a) (b)	729	14,106
TrueBlue, Inc. (a)	741	19,088
Volt Information Sciences, Inc. (a)	164	1,335
VSE Corp.	76	4,726
WageWorks, Inc. (a)	654	29,672

		847,680

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.0%
Acadia Realty Trust	1,068	35,404
AG Mortgage Investment Trust, Inc.	537	6,895
Agree Realty Corp.	313	10,639
Alexander’s, Inc.	44	16,901
Alexandria Real Estate Equities, Inc.	1,263	114,125
Altisource Residential Corp.	1,028	12,757
American Assets Trust, Inc.	684	26,231
American Campus Communities, Inc.	2,113	87,351
American Capital Agency Corp.	6,814	118,155
American Capital Mortgage Investment Corp.	950	13,262
American Homes 4 Rent Class A	3,081	51,329
American Residential Properties, Inc.	630	11,907
Annaly Capital Management, Inc.	17,431	163,503
Anworth Mortgage Asset Corp.	1,847	8,034
Apollo Commercial Real Estate Finance, Inc. (b)	1,011	17,420
Apollo Residential Mortgage, Inc.	609	7,278
Apple Hospitality REIT, Inc. (b)	3,296	65,821
Ares Commercial Real Estate Corp.	572	6,544
Armada Hoffler Properties, Inc.	378	3,961
ARMOUR Residential REIT, Inc. (b)	817	17,778

Ashford Hospitality Prime, Inc.	519	7,525
Ashford Hospitality Trust, Inc.	1,476	9,314
BioMed Realty Trust, Inc.	3,706	87,795
Bluerock Residential Growth REIT,Inc. (b)	328	3,887
Brandywine Realty Trust	3,245	44,327
Brixmor Property Group, Inc.	2,883	74,439
Camden Property Trust	1,490	114,372
Campus Crest Communities, Inc. (b)	1,285	8,738
Capstead Mortgage Corp.	1,692	14,788
Care Capital Properties, Inc.	1,500	45,855
CareTrust REIT, Inc.	983	10,764
CatchMark Timber Trust, Inc. Class A	766	8,663
CBL & Associates Properties, Inc.	3,014	37,283
Cedar Realty Trust, Inc. (b)	1,441	10,202
Chatham Lodging Trust	659	13,496
Chesapeake Lodging Trust	1,072	26,972
Chimera Investment Corp.	3,455	47,126
Colony Capital, Inc. Class A	1,994	38,843
Colony Starwood Homes	665	15,056
Columbia Property Trust, Inc.	2,243	52,666
Communications Sales & Leasing, Inc. (a)	2,160	40,370
CorEnergy Infrastructure Trust, Inc. (b)	193	2,864
CoreSite Realty Corp.	370	20,986
Corporate Office Properties Trust	1,735	37,875
Corrections Corp. of America (b)	1,781	47,179
Cousins Properties, Inc.	3,861	36,409
CubeSmart	3,016	92,350
CyrusOne, Inc.	1,257	47,075
CYS Investments, Inc.	2,847	20,299
DCT Industrial Trust, Inc.	1,632	60,988
DDR Corp.	5,639	94,961
DiamondRock Hospitality Co.	3,635	35,078
Digital Realty Trust, Inc.	2,533	191,545
Douglas Emmett, Inc.	2,689	83,843
Duke Realty Corp.	6,354	133,561
DuPont Fabros Technology, Inc.	1,202	38,212
Dynex Capital, Inc. (b)	1,150	7,303
Easterly Government Properties, Inc.	248	4,261
EastGroup Properties, Inc.	590	32,810
Education Realty Trust, Inc. (b)	861	32,615
Empire State Realty Trust, Inc. Class A (b)	2,031	36,700
EPR Properties	1,055	61,665
Equity Commonwealth (a)	2,346	65,055
Equity LifeStyle Properties, Inc.	1,468	97,872
Equity One, Inc.	1,382	37,521
Extra Space Storage, Inc.	2,075	183,036
Federal Realty Investment Trust	1,170	170,937
FelCor Lodging Trust, Inc.	2,641	19,279
First Industrial Realty Trust, Inc.	2,048	45,322
First Potomac Realty Trust	1,022	11,651
Four Corners Property Trust, Inc. (a)	800	19,328
Franklin Street Properties Corp.	1,673	17,316
Gaming and Leisure Properties, Inc. (b)	1,656	46,037
GEO Group, Inc.	1,349	39,000
Getty Realty Corp.	535	9,175
Gladstone Commercial Corp.	314	4,581
Government Properties Income Trust (b)	1,269	20,139
Gramercy Property Trust	7,642	58,996
Great Ajax Corp.	84	1,018

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	612	$11,579
Hatteras Financial Corp.	293	3,853
Healthcare Realty Trust, Inc.	1,886	53,412
Healthcare Trust of America, Inc. Class A	2,269	61,195
Hersha Hospitality Trust	895	19,475
Highwoods Properties, Inc.	1,777	77,477
Hospitality Properties Trust	2,755	72,043
Hudson Pacific Properties, Inc.	1,335	37,567
Independence Realty Trust, Inc.	497	3,732
InfraREIT, Inc. (a)	412	7,622
Inland Real Estate Corp.	1,625	17,257
Invesco Mortgage Capital, Inc. (b)	2,235	27,692
Investors Real Estate Trust	2,059	14,310
iStar, Inc. (a) (b)	1,620	19,003
Kilroy Realty Corp.	1,508	95,426
Kite Realty Group Trust	1,574	40,814
Ladder Capital Corp.	697	8,657
Lamar Advertising Co. Class A	1,376	82,532
LaSalle Hotel Properties	2,087	52,509
Lexington Realty Trust (b)	3,683	29,464
Liberty Property Trust	2,763	85,791
LTC Properties, Inc.	663	28,602
Mack-Cali Realty Corp.	1,248	29,141
Medical Properties Trust, Inc.	4,299	49,481
MFA Financial, Inc.	6,870	45,342
Mid-America Apartment Communities, Inc.	1,412	128,224
Monmouth Real Estate Investment Corp.	1,042	10,899
Monogram Residential Trust, Inc.	2,968	28,968
National Health Investors, Inc.	704	42,852
National Retail Properties, Inc.	2,451	98,163
National Storage Affiliates Trust (b)	412	7,058
New Residential Investment Corp.	4,131	50,233
New Senior Investment Group, Inc.	1,604	15,815
New York Mortgage Trust, Inc. (b)	1,864	9,935
New York REIT, Inc.	2,881	33,131
NexPoint Residential Trust, Inc.	328	4,294
NorthStar Realty Europe Corp.	1,124	13,274
NorthStar Realty Finance Corp.	2,873	48,927
Omega Healthcare Investors, Inc.	3,160	110,537
One Liberty Properties, Inc.	223	4,786
Orchid Island Capital, Inc.	328	3,257
Outfront Media, Inc.	2,546	55,579
Paramount Group, Inc.	3,214	58,173
Parkway Properties, Inc.	1,463	22,867
Pebblebrook Hotel Trust	947	26,535
Pennsylvania Real Estate Investment Trust (b)	1,279	27,972
PennyMac Mortgage Investment Trust	1,399	21,349
Physicians Realty Trust	1,618	27,279
Piedmont Office Realty Trust, Inc. Class A	2,847	53,751
Post Properties, Inc.	1,052	62,236
Potlatch Corp.	744	22,499
Preferred Apartment Communities, Inc. Class A	412	5,389
PS Business Parks, Inc.	178	15,563
QTS Realty Trust, Inc. Class A	516	23,277
RAIT Financial Trust	1,054	2,846
Ramco-Gershenson Properties Trust	1,432	23,786
Rayonier, Inc. (b)	2,569	57,032

Redwood Trust, Inc.	1,554	20,513
Regency Centers Corp.	1,519	103,474
Resource Capital Corp. (b)	646	8,243
Retail Opportunity Investments Corp.	1,892	33,867
Retail Properties of America, Inc. Class A	4,360	64,397
Rexford Industrial Realty, Inc. (b)	1,050	17,178
RLJ Lodging Trust	2,464	53,296
Rouse Properties, Inc. (b)	667	9,712
Ryman Hospitality Properties, Inc.	808	41,725
Sabra Health Care REIT, Inc.	1,197	24,215
Saul Centers, Inc.	180	9,229
Select Income REIT	1,100	21,802
Senior Housing Properties Trust	3,960	58,766
Silver Bay Realty Trust Corp.	726	11,369
Sovran Self Storage, Inc.	598	64,171
Spirit Realty Capital, Inc.	8,111	81,272
STAG Industrial, Inc. (b)	1,235	22,786
Starwood Property Trust, Inc.	3,248	66,779
STORE Capital Corp. (b)	689	15,985
Summit Hotel Properties, Inc.	1,590	19,000
Sun Communities, Inc.	894	61,266
Sunstone Hotel Investors, Inc.	4,138	51,684
Tanger Factory Outlet Centers, Inc.	1,736	56,767
Taubman Centers, Inc.	1,148	88,075
Terreno Realty Corp.	799	18,073
Two Harbors Investment Corp.	6,822	55,258
UDR, Inc. (b)	4,492	168,764
UMH Properties, Inc. (b)	304	3,076
United Development Funding IV (b)	576	6,336
Universal Health Realty Income Trust	223	11,152
Urban Edge Properties	1,568	36,770
Urstadt Biddle Properties, Inc. Class A	537	10,332
VEREIT, Inc.	14,000	110,880
Washington Real Estate Investment Trust (b)	1,265	34,231
Weingarten Realty Investors	2,329	80,537
Western Asset Mortgage Capital Corp. (b)	778	7,951
Whitestone REIT (b)	389	4,672
WP Carey, Inc. (b)	1,999	117,941
WP Glimcher, Inc.	3,386	35,925
Xenia Hotels & Resorts, Inc.	1,980	30,353

		7,300,902

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	935	33,015
Altisource Portfolio Solutions SA (a) (b)	173	4,811
AV Homes, Inc. (a) (b)	237	3,036
Consolidated-Tomoka Land Co.	65	3,426
Forest City Enterprises, Inc. Class A (a)	3,300	72,369
Forestar Group, Inc. (a) (b)	683	7,472
FRP Holdings, Inc. (a) (b)	157	5,329
Howard Hughes Corp. (a)	631	71,404
Jones Lang LaSalle, Inc.	829	132,524
Kennedy-Wilson Holdings, Inc.	1,668	40,165
Marcus & Millichap, Inc. (a)	233	6,790
RE/MAX Holdings, Inc. Class A	190	7,087
Realogy Holdings Corp. (a)	2,536	92,995
St. Joe Co. (a) (b)	1,200	22,212
Tejon Ranch Co. (a) (b)	229	4,385

		507,020

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 0.8%
AMERCO	141	$54,919
ArcBest Corp.	482	10,310
Avis Budget Group, Inc. (a)	1,878	68,153
Celadon Group, Inc.	273	2,700
Covenant Transportation Group, Inc. Class A (a)	248	4,685
Genesee & Wyoming, Inc. Class A (a)	960	51,542
Heartland Express, Inc. (b)	930	15,829
Hertz Global Holdings, Inc. (a)	7,455	106,085
Knight Transportation, Inc. (b)	1,106	26,798
Landstar System, Inc. (b)	857	50,263
Marten Transport, Ltd.	451	7,983
Old Dominion Freight Line, Inc. (a)	1,361	80,394
Roadrunner Transportation Systems, Inc. (a)	495	4,668
Saia, Inc. (a)	446	9,923
Swift Transportation Co. (a)	1,569	21,684
Universal Truckload Services, Inc.	65	913
USA Truck, Inc. (a)	100	1,745
Werner Enterprises, Inc.	811	18,969
YRC Worldwide, Inc. (a)	522	7,402

		544,965

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)	750	21,172
Advanced Micro Devices, Inc. (a) (b)	11,714	33,619
Alpha & Omega Semiconductor, Ltd. (a)	385	3,538
Ambarella, Inc. (a) (b)	570	31,772
Amkor Technology, Inc. (a)	1,617	9,831
Applied Micro Circuits Corp. (a)	1,370	8,727
Atmel Corp.	7,806	67,210
Axcelis Technologies, Inc. (a)	2,207	5,716
Brooks Automation, Inc.	1,176	12,560
Cabot Microelectronics Corp. (a)	451	19,745
Cascade Microtech, Inc. (a)	211	3,429
Cavium, Inc. (a)	929	61,045
CEVA, Inc. (a)	376	8,783
Cirrus Logic, Inc. (a)	1,207	35,643
Cohu, Inc.	541	6,530
Cree, Inc. (a)	1,845	49,206
Cypress Semiconductor Corp. (a) (b)	5,910	57,977
Diodes, Inc. (a)	669	15,374
DSP Group, Inc. (a)	375	3,540
Entegris, Inc. (a)	2,602	34,529
Exar Corp. (a)	759	4,653
Fairchild Semiconductor International, Inc. (a)	2,106	43,615
FormFactor, Inc. (a)	1,058	9,522
Inphi Corp. (a)	716	19,346
Integrated Device Technology, Inc. (a)	2,649	69,801
Intersil Corp. Class A	2,375	30,305
IXYS Corp.	446	5,633
Kopin Corp. (a) (b)	1,376	3,743
Lattice Semiconductor Corp. (a) (b)	2,112	13,665
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	401	16,397
Marvell Technology Group, Ltd.	8,027	70,798
Mattson Technology, Inc. (a)	1,320	4,660
Maxim Integrated Products, Inc.	5,044	191,672

MaxLinear, Inc. Class A (a)	854	12,579
Microsemi Corp. (a)	1,682	54,816
MKS Instruments, Inc.	963	34,668
Monolithic Power Systems, Inc.	716	45,616
Nanometrics, Inc. (a)	451	6,828
NeoPhotonics Corp. (a)	496	5,387
NVE Corp.	71	3,989
OmniVision Technologies, Inc. (a)	1,058	30,703
ON Semiconductor Corp. (a)	7,624	74,715
PDF Solutions, Inc. (a)	537	5,821
Photronics, Inc. (a)	1,213	15,102
PMC-Sierra, Inc. (a)	3,254	37,811
Power Integrations, Inc.	397	19,306
Rambus, Inc. (a) (b)	2,152	24,942
Rudolph Technologies, Inc. (a)	609	8,660
Semtech Corp. (a)	1,181	22,344
Sigma Designs, Inc. (a)	660	4,171
Silicon Laboratories, Inc. (a)	729	35,386
SunEdison, Inc. (a) (b)	4,867	24,773
SunPower Corp. (a) (b)	1,004	30,130
Synaptics, Inc. (a) (b)	683	54,872
Teradyne, Inc.	4,005	82,783
Tessera Technologies, Inc.	966	28,990
Ultra Clean Holdings, Inc. (a)	446	2,283
Ultratech, Inc. (a)	522	10,346
Veeco Instruments, Inc. (a) (b)	750	15,420
Xcerra Corp. (a)	998	6,038

		1,672,235

SOFTWARE — 4.6%
A10 Networks, Inc. (a)	412	2,703
ACI Worldwide, Inc. (a)	2,128	45,539
American Software, Inc. Class A	446	4,540
ANSYS, Inc. (a)	1,636	151,330
Aspen Technology, Inc. (a) (b)	1,538	58,075
AVG Technologies NV (a)	757	15,178
Barracuda Networks, Inc. (a)	147	2,746
Blackbaud, Inc.	857	56,442
Bottomline Technologies de, Inc. (a) (b)	762	22,654
BroadSoft, Inc. (a) (b)	522	18,458
Cadence Design Systems, Inc. (a)	5,256	109,377
Callidus Software, Inc. (a)	1,069	19,851
CDK Global, Inc.	2,825	134,103
CommVault Systems, Inc. (a)	702	27,624
Digimarc Corp. (a)	157	5,732
Digital Turbine, Inc. (a)	908	1,208
Ebix, Inc. (b)	417	13,673
Ellie Mae, Inc. (a) (b)	536	32,283
EnerNOC, Inc. (a) (b)	436	1,679
Epiq Systems, Inc.	598	7,816
Fair Isaac Corp.	497	46,807
FireEye, Inc. (a)	2,318	48,075
Fleetmatics Group PLC (a)	723	36,721
Fortinet, Inc. (a)	2,507	78,143
Gigamon, Inc. (a)	485	12,886
Globant SA (a)	264	9,903
Glu Mobile, Inc. (a) (b)	2,413	5,864
Guidance Software, Inc. (a) (b)	294	1,770
Guidewire Software, Inc. (a)	1,247	75,019
HubSpot, Inc. (a)	348	19,596

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Imperva, Inc. (a)	495	$31,338
Infoblox, Inc. (a)	991	18,224
Interactive Intelligence Group, Inc. (a) (b)	299	9,395
Jive Software, Inc. (a)	149	608
King Digital Entertainment PLC	1,400	25,032
Manhattan Associates, Inc. (a)	1,270	84,036
Mentor Graphics Corp.	1,397	25,733
MicroStrategy, Inc. Class A (a)	177	31,734
MobileIron, Inc. (a) (b)	766	2,765
Model N, Inc. (a)	395	4,408
Monotype Imaging Holdings, Inc.	759	17,943
NetSuite, Inc. (a) (b)	729	61,688
Nuance Communications, Inc. (a)	4,502	89,545
Park City Group, Inc. (a)	100	1,191
Paycom Software, Inc. (a)	592	22,277
Paylocity Holding Corp. (a)	311	12,611
Pegasystems, Inc.	660	18,150
Progress Software Corp. (a)	876	21,024
Proofpoint, Inc. (a) (b)	770	50,058
PROS Holdings, Inc. (a) (b)	460	10,598
PTC, Inc. (a)	2,162	74,870
QAD, Inc. Class A	160	3,283
Qlik Technologies, Inc. (a) (b)	1,650	52,239
Qualys, Inc. (a) (b)	438	14,493
Rapid7, Inc. (a) (b)	100	1,513
RealPage, Inc. (a)	986	22,136
RingCentral, Inc. Class A (a)	919	21,670
Rovi Corp. (a)	1,597	26,606
Rubicon Project, Inc. (a)	428	7,041
Sapiens International Corp. NV (b)	389	3,968
Seachange International, Inc. (a)	689	4,644
ServiceNow, Inc. (a)	2,762	239,079
Silver Spring Networks, Inc. (a)	650	9,366
SolarWinds, Inc. (a)	1,222	71,976
Solera Holdings, Inc.	1,285	70,457
Splunk, Inc. (a) (b)	2,199	129,323
SS&C Technologies Holdings, Inc.	1,369	93,462
Synchronoss Technologies, Inc. (a) (b)	756	26,634
Synopsys, Inc. (a)	2,321	105,861
Tableau Software, Inc. Class A (a) (b)	921	86,777
Take-Two Interactive Software, Inc. (a) (b)	1,551	54,037
Tangoe, Inc. (a) (b)	771	6,469
TeleCommunication Systems, Inc. Class A (a)	998	4,960
Telenav, Inc. (a)	385	2,191
TiVo, Inc. (a)	1,777	15,335
TubeMogul, Inc. (a)	248	3,373
Tyler Technologies, Inc. (a)	613	106,858
Ultimate Software Group, Inc. (a)	541	105,771
Varonis Systems, Inc. (a) (b)	95	1,786
VASCO Data Security International, Inc. (a) (b)	517	8,649
Verint Systems, Inc. (a)	1,193	48,388
VirnetX Holding Corp. (a) (b)	33	85
VMware, Inc. Class A (a) (b)	1,519	85,930
Workday, Inc. Class A (a)	1,963	156,412
Workiva, Inc. (a)	164	2,881
Xura, Inc. (a)	460	11,307
Zendesk, Inc. (a)	951	25,144

Zix Corp. (a)	1,208	6,137
Zynga, Inc. Class A (a)	13,642	36,561

		3,351,825

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	1,125	25,189
Abercrombie & Fitch Co. Class A (b)	1,229	33,183
America’s Car-Mart, Inc. (a) (b)	147	3,923
American Eagle Outfitters, Inc. (b)	3,504	54,312
Asbury Automotive Group, Inc. (a)	501	33,787
Ascena Retail Group, Inc. (a) (b)	3,227	31,786
Barnes & Noble Education, Inc. (a)	570	5,672
Barnes & Noble, Inc. (b)	907	7,900
bebe stores, Inc. (b)	181	102
Big 5 Sporting Goods Corp.	389	3,886
Boot Barn Holdings, Inc. (a)	164	2,016
Buckle, Inc. (b)	522	16,067
Build-A-Bear Workshop, Inc. (a)	211	2,583
Cabela’s, Inc. (a) (b)	928	43,365
Caleres, Inc.	846	22,690
Cato Corp. (Class A) Class A	441	16,238
Chico’s FAS, Inc. (b)	2,572	27,443
Children’s Place, Inc.	351	19,375
Christopher & Banks Corp. (a) (b)	166	274
Citi Trends, Inc.	297	6,311
Conn’s, Inc. (a) (b)	460	10,796
CST Brands, Inc. (b)	1,399	54,757
Destination XL Group, Inc. (a)	835	4,609
Dick’s Sporting Goods, Inc.	1,630	57,620
DSW, Inc. Class A	1,305	31,137
Express, Inc. (a)	1,545	26,698
Finish Line, Inc. Class A	803	14,518
Five Below, Inc. (a) (b)	1,037	33,288
Foot Locker, Inc. (b)	2,465	160,447
Francesca’s Holdings Corp. (a)	722	12,570
Genesco, Inc. (a)	446	25,346
GNC Holdings, Inc. Class A	1,630	50,563
Group 1 Automotive, Inc.	481	36,412
Guess?, Inc. (b)	1,130	21,334
Haverty Furniture Cos., Inc.	375	8,040
Hibbett Sports, Inc. (a) (b)	427	12,912
Kirkland’s, Inc.	309	4,481
Lithia Motors, Inc. Class A	440	46,935
Lumber Liquidators Holdings, Inc. (a)	525	9,114
MarineMax, Inc. (a)	451	8,307
Mattress Firm Holding Corp. (a) (b)	365	16,290
Men’s Wearhouse, Inc.	594	8,720
Michaels Cos., Inc. (a) (b)	1,082	23,923
Monro Muffler Brake, Inc. (b)	585	38,739
Murphy USA, Inc. (a)	899	54,605
Office Depot, Inc. (a)	9,739	54,928
Outerwall, Inc. (b)	327	11,949
Party City Holdco, Inc. (a)	412	5,319
Penske Automotive Group, Inc.	729	30,866
Pep Boys-Manny Moe & Jack (a)	1,063	19,570
Pier 1 Imports, Inc. (b)	1,686	8,582
Rent-A-Center, Inc.	935	13,997
Restoration Hardware Holdings, Inc. (a) (b)	697	55,377
Sally Beauty Holdings, Inc. (a)	3,048	85,009
Select Comfort Corp. (a)	928	19,868

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Shoe Carnival, Inc.	304	$7,053
Sonic Automotive, Inc. Class A	586	13,337
Sportsman’s Warehouse Holdings, Inc. (a)	500	6,450
Stage Stores, Inc. (b)	591	5,384
Stein Mart, Inc.	322	2,167
Systemax, Inc. (a)	228	1,961
Tile Shop Holdings, Inc. (a)	264	4,330
Tilly’s, Inc. Class A (a)	233	1,545
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,115	206,275
Vitamin Shoppe, Inc. (a) (b)	506	16,546
West Marine, Inc. (a)	389	3,303
Williams-Sonoma, Inc.	1,767	103,210
Winmark Corp.	35	3,255
Zumiez, Inc. (a)	361	5,458

		1,814,002

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	1,487	12,922
Avid Technology, Inc. (a)	576	4,199
Cray, Inc. (a) (b)	750	24,337
Diebold, Inc. (b)	1,219	36,680
Eastman Kodak Co. (a)	317	3,975
Electronics For Imaging, Inc. (a)	867	40,524
Imation Corp. (a) (b)	160	219
Immersion Corp. (a)	522	6,086
Lexmark International, Inc. Class A	1,168	37,902
NCR Corp. (a)	3,139	76,780
Nimble Storage, Inc. (a)	130	1,196
QLogic Corp. (a)	1,532	18,690
Quantum Corp. (a)	4,344	4,040
Silicon Graphics International Corp. (a)	684	4,036
Stratasys, Ltd. (a) (b)	808	18,972
Super Micro Computer, Inc. (a)	682	16,716
Violin Memory, Inc. (a) (b)	1,483	1,335

		308,609

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	957	85,202
Cherokee, Inc. (a)	164	2,829
Columbia Sportswear Co.	526	25,648
Crocs, Inc. (a)	1,376	14,090
Culp, Inc.	147	3,744
Deckers Outdoor Corp. (a)	579	27,329
G-III Apparel Group, Ltd. (a)	714	31,602
Iconix Brand Group, Inc. (a) (b)	193	1,318
Kate Spade & Co. (a)	2,238	39,769
lululemon athletica, Inc. (a)	2,030	106,514
Movado Group, Inc.	286	7,353
Oxford Industries, Inc.	297	18,954
Perry Ellis International, Inc. (a)	223	4,108
Sequential Brands Group, Inc. (a)	559	4,422
Skechers U.S.A., Inc. Class A (a) (b)	2,177	65,767
Steven Madden, Ltd. (a)	981	29,646
Superior Uniform Group, Inc.	164	2,785
Tumi Holdings, Inc. (a) (b)	995	16,547
Unifi, Inc. (a)	304	8,558
Vera Bradley, Inc. (a)	461	7,265
Wolverine World Wide, Inc.	1,836	30,679

		534,129

THRIFTS & MORTGAGE FINANCE — 1.1%
Anchor BanCorp Wisconsin, Inc. (a)	100	4,352
Astoria Financial Corp.	1,735	27,500
Bank Mutual Corp. (b)	906	7,067
BankFinancial Corp.	295	3,726
BBX Capital Corp. Class A (a)	68	1,064
Bear State Financial, Inc. (a)	248	2,686
Beneficial Bancorp, Inc. (a)	1,450	19,314
BofI Holding, Inc. (a) (b)	1,120	23,576
Brookline Bancorp, Inc.	1,288	14,812
BSB Bancorp, Inc. (a)	164	3,836
Capitol Federal Financial, Inc.	2,496	31,350
Charter Financial Corp.	290	3,831
Clifton Bancorp, Inc.	459	6,582
Dime Community Bancshares, Inc.	529	9,252
Essent Group, Ltd. (a)	1,050	22,984
EverBank Financial Corp.	1,695	27,086
Federal Agricultural Mortgage Corp. Class C	233	7,356
First Defiance Financial Corp.	137	5,176
Flagstar Bancorp, Inc. (a)	375	8,666
Fox Chase Bancorp, Inc.	223	4,525
Hingham Institution for Savings	27	3,235
HomeStreet, Inc. (a)	386	8,380
Impac Mortgage Holdings, Inc. (a)	164	2,952
Kearny Financial Corp.	1,664	21,083
LendingTree, Inc. (a) (b)	108	9,642
Meridian Bancorp, Inc.	1,018	14,354
Meta Financial Group, Inc.	114	5,236
MGIC Investment Corp. (a)	6,277	55,426
Nationstar Mortgage Holdings, Inc. (a) (b)	762	10,188
New York Community Bancorp, Inc.	8,181	133,514
NMI Holdings, Inc. Class A (a)	950	6,432
Northfield Bancorp, Inc. (b)	859	13,675
Northwest Bancshares, Inc.	1,759	23,553
OceanFirst Financial Corp.	309	6,189
Ocwen Financial Corp. (a)	1,905	13,278
Oritani Financial Corp.	825	13,612
PennyMac Financial Services, Inc. Class A (a)	218	3,348
PHH Corp. (a)	917	14,855
Provident Financial Services, Inc.	1,220	24,583
Radian Group, Inc.	3,433	45,968
Stonegate Mortgage Corp. (a)	190	1,036
Territorial Bancorp, Inc.	153	4,244
TFS Financial Corp. (b)	1,170	22,031
TrustCo Bank Corp.	1,897	11,648
United Community Financial Corp.	849	5,009
United Financial Bancorp, Inc.	890	11,463
Walker & Dunlop, Inc. (a)	462	13,310
Walter Investment Management Corp. (a) (b)	668	9,499
Washington Federal, Inc.	1,766	42,084
Waterstone Financial, Inc.	591	8,333
WSFS Financial Corp.	556	17,992

		810,893

TOBACCO — 0.1%
Universal Corp. (b)	367	20,581
Vector Group, Ltd.	1,597	37,673

		58,254

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp. (b)	1,911	$63,980
Aircastle, Ltd.	1,154	24,107
Applied Industrial Technologies, Inc.	794	32,149
Beacon Roofing Supply, Inc. (a)	890	36,650
BMC Stock Holdings, Inc. (a)	274	4,590
CAI International, Inc. (a)	293	2,953
DXP Enterprises, Inc. (a)	240	5,472
GATX Corp. (b)	856	36,423
H&E Equipment Services, Inc.	612	10,698
HD Supply Holdings, Inc. (a)	3,145	94,444
Kaman Corp. (b)	543	22,160
Lawson Products, Inc. (a)	84	1,961
MRC Global, Inc. (a)	1,924	24,820
MSC Industrial Direct Co., Inc. (Class A) Class A	882	49,630
Neff Corp. Class A (a) (b)	100	766
NOW, Inc. (a) (b)	1,912	30,248
Rush Enterprises, Inc. Class A (a)	639	13,988
TAL International Group, Inc. (a)	631	10,033
Textainer Group Holdings, Ltd.	405	5,715
Titan Machinery, Inc. (a)	389	4,252
Univar, Inc. (a)	731	12,434
Veritiv Corp. (a)	155	5,614
Watsco, Inc.	388	45,446
WESCO International, Inc. (a) (b)	826	36,080

		574,613

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	1,182	85,813
Wesco Aircraft Holdings, Inc. (a) (b)	1,175	14,065

		99,878

WATER UTILITIES — 0.5%
American States Water Co.	666	27,939
American Water Works Co., Inc.	3,237	193,411
Aqua America, Inc.	3,275	97,595
Artesian Resources Corp. Class A	152	4,210
California Water Service Group	890	20,710
Connecticut Water Service, Inc.	228	8,666
Consolidated Water Co., Ltd. (b)	248	3,036
Middlesex Water Co.	299	7,936
SJW Corp.	299	8,865
York Water Co.	218	5,437

		377,805

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Boingo Wireless, Inc. (a)	784	5,190
NTELOS Holdings Corp. (a)	304	2,779
SBA Communications Corp. Class A (a)	2,290	240,610
Shenandoah Telecommunications Co.	446	19,200
Spok Holdings, Inc.	461	8,446
Sprint Corp. (a) (b)	13,462	48,732
T-Mobile US, Inc. (a)	4,858	190,045
Telephone & Data Systems, Inc.	1,768	45,774
United States Cellular Corp. (a)	257	10,488

		571,264

TOTAL COMMON STOCKS (Cost $65,671,495)		72,374,443

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (c)	218	181
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (c)	800	—

		181

PHARMACEUTICALS — 0.0% (d)
Furiex Pharmaceuticals, Inc. (CVR) (expiring 7/2/16) (a) (c)	149	—
Omthera Pharmaceuticals, Inc. (CVR) (expiring 3/31/21) (a) (b) (c)	212	—

		—

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a) (c)	1,110	2,797

TOTAL RIGHTS (Cost $2,797)		2,978

WARRANTS — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b) (c)	367	—
Tejon Ranch Co. (expiring 8/31/16) (a)	48	—

TOTAL WARRANTS (Cost $285)		—

SHORT-TERM INVESTMENTS — 13.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	356,180	356,180
State Street Navigator Securities Lending Prime Portfolio (f) (g)	9,399,203	9,399,203

TOTAL SHORT-TERM INVESTMENTS (Cost $9,755,383)		9,755,383

TOTAL INVESTMENTS — 112.8% (h) (Cost $75,429,960)		82,132,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(9,292,272)

NET ASSETS — 100.0%		$72,840,532

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	Investment of cash collateral for securities loaned
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

CVR   Contingent Value Rights

REIT   Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
B/E Aerospace, Inc.	18,959	$803,293
Huntington Ingalls Industries, Inc.	10,075	1,278,014

		2,081,307

AIRLINES — 2.3%
Alaska Air Group, Inc.	53,112	4,276,047
JetBlue Airways Corp. (a)	132,620	3,003,843

		7,279,890

AUTO COMPONENTS — 0.4%
Gentex Corp.	76,032	1,217,272

AUTOMOBILES — 0.2%
Thor Industries, Inc.	9,443	530,224

BANKS — 4.8%
BancorpSouth, Inc.	17,800	427,022
Bank of Hawaii Corp. (b)	11,100	698,190
Bank of the Ozarks, Inc.	34,262	1,694,598
Cathay General Bancorp	20,600	645,398
Commerce Bancshares, Inc.	18,700	795,498
East West Bancorp, Inc.	39,353	1,635,511
First Horizon National Corp.	100,705	1,462,237
Fulton Financial Corp.	33,700	438,437
Signature Bank (a)	21,207	3,252,517
SVB Financial Group (a)	21,709	2,581,200
Synovus Financial Corp.	29,100	942,258
Webster Financial Corp.	22,000	818,180

		15,391,046

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a) (b)	2,809	567,165

BIOTECHNOLOGY — 0.9%
United Therapeutics Corp. (a)	19,193	3,005,816

BUILDING PRODUCTS — 2.6%
AO Smith Corp.	31,509	2,413,904
Fortune Brands Home & Security, Inc. (b)	67,224	3,730,932
Lennox International, Inc.	16,870	2,107,063

		8,251,899

CAPITAL MARKETS — 2.3%
Eaton Vance Corp.	24,224	785,584
Federated Investors, Inc. (Class B)	19,528	559,477
Janus Capital Group, Inc. (b)	31,462	443,300
Raymond James Financial, Inc.	23,060	1,336,788
SEI Investments Co.	58,189	3,049,104
Waddell & Reed Financial, Inc. (Class A)	16,397	469,938
WisdomTree Investments, Inc. (b)	48,328	757,783

		7,401,974

CHEMICALS — 2.4%
Ashland, Inc.	13,502	1,386,655
Minerals Technologies, Inc.	9,247	424,067
NewMarket Corp.	2,465	938,500
PolyOne Corp.	17,063	541,921
RPM International, Inc.	29,120	1,283,027
Scotts Miracle-Gro Co. (Class A)	11,483	740,768
Sensient Technologies Corp.	10,313	647,863

Valspar Corp.	18,151	1,505,626

		7,468,427

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Copart, Inc. (a)	30,811	1,171,126
Deluxe Corp. (b)	10,565	576,215
Herman Miller, Inc.	12,340	354,158
Rollins, Inc.	39,587	1,025,303
Waste Connections, Inc.	51,517	2,901,438

		6,028,240

COMMUNICATIONS EQUIPMENT — 1.2%
ARRIS Group, Inc. (a)	56,757	1,735,061
Ciena Corp. (a)	53,300	1,102,777
InterDigital, Inc. (b)	6,595	323,419
Plantronics, Inc.	8,919	422,939
Polycom, Inc. (a)	29,000	365,110

		3,949,306

CONSTRUCTION & ENGINEERING — 0.1%
KBR, Inc.	23,700	401,004

CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	21,083	1,274,046

CONTAINERS & PACKAGING — 1.3%
AptarGroup, Inc.	15,240	1,107,186
Packaging Corp. of America	40,826	2,574,079
Silgan Holdings, Inc.	8,900	478,108

		4,159,373

DISTRIBUTORS — 1.2%
LKQ Corp. (a)	128,548	3,808,877

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	82,730	2,152,635

DIVERSIFIED FINANCIAL SERVICES — 3.0%
CBOE Holdings, Inc.	34,711	2,252,744
FactSet Research Systems, Inc.	17,447	2,836,359
MarketAxess Holdings, Inc.	15,689	1,750,736
MSCI, Inc.	38,919	2,807,227

		9,647,066

ELECTRIC UTILITIES — 0.2%
IDACORP, Inc.	9,762	663,816

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	18,443	4,311,973
Hubbell, Inc.	9,613	971,298

		5,283,271

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Belden, Inc.	9,924	473,177
Cognex Corp.	35,695	1,205,420
FEI Co.	7,738	617,415
IPG Photonics Corp. (a) (b)	15,325	1,366,377
National Instruments Corp.	21,154	606,908
Trimble Navigation, Ltd. (a)	43,194	926,511
Zebra Technologies Corp. (Class A) (a)	21,918	1,526,589

		6,722,397

FOOD & STAPLES RETAILING — 0.5%
Casey’s General Stores, Inc.	8,900	1,072,005

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SUPERVALU, Inc. (a)	59,298	$402,040

		1,474,045

FOOD PRODUCTS — 3.1%
Flowers Foods, Inc.	78,600	1,689,114
Hain Celestial Group, Inc. (a) (b)	24,297	981,356
Ingredion, Inc.	13,240	1,268,922
Lancaster Colony Corp.	5,229	603,740
Post Holdings, Inc. (a) (b)	26,121	1,611,666
Tootsie Roll Industries, Inc. (b)	4,200	132,678
TreeHouse Foods, Inc. (a)	8,731	685,034
WhiteWave Foods Co. (a)	74,127	2,884,281

		9,856,791

GAS UTILITIES — 0.8%
Atmos Energy Corp.	18,800	1,185,152
National Fuel Gas Co. (b)	13,554	579,433
WGL Holdings, Inc.	12,000	755,880

		2,520,465

HEALTH CARE EQUIPMENT & SUPPLIES — 7.3%
Align Technology, Inc. (a)	30,432	2,003,947
Cooper Cos., Inc.	9,814	1,317,039
Halyard Health, Inc. (a)	7,840	261,934
Hill-Rom Holdings, Inc.	15,489	744,401
Hologic, Inc. (a)	103,592	4,007,975
IDEXX Laboratories, Inc. (a) (b)	38,271	2,790,721
LivaNova PLC (a)	17,881	1,061,595
ResMed, Inc. (b)	58,754	3,154,502
Sirona Dental Systems, Inc. (a)	23,518	2,576,867
STERIS PLC (b)	36,124	2,721,582
Teleflex, Inc. (b)	10,672	1,402,835
West Pharmaceutical Services, Inc.	20,017	1,205,424

		23,248,822

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Amsurg Corp. (a)	22,705	1,725,580
Centene Corp. (a)	50,178	3,302,214
Health Net, Inc. (a)	15,300	1,047,438
MEDNAX, Inc. (a)	39,562	2,835,013
Molina Healthcare, Inc. (a) (b)	8,957	538,585
VCA, Inc. (a)	33,951	1,867,305
WellCare Health Plans, Inc. (a)	8,720	681,991

		11,998,126

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	35,000	538,300

HOTELS, RESTAURANTS & LEISURE — 3.3%
Brinker International, Inc.	11,050	529,848
Buffalo Wild Wings, Inc. (a)	8,014	1,279,435
Cheesecake Factory, Inc. (b)	8,949	412,638
Cracker Barrel Old Country Store, Inc. (b)	4,226	535,984
Domino’s Pizza, Inc.	22,991	2,557,749
Dunkin’ Brands Group, Inc. (b)	39,007	1,661,308
Jack in the Box, Inc.	9,042	693,612
Panera Bread Co. (Class A) (a) (b)	10,016	1,950,916
Wendy’s Co. (b)	92,034	991,206

		10,612,696

HOUSEHOLD DURABLES — 3.3%
CalAtlantic Group, Inc.	16,999	644,602
Jarden Corp. (a)	42,695	2,438,739
MDC Holdings, Inc. (b)	7,900	201,687
NVR, Inc. (a)	1,551	2,548,293
Tempur Sealy International, Inc. (a)	26,181	1,844,713
Toll Brothers, Inc. (a)	68,275	2,273,558
TRI Pointe Group, Inc. (a)	33,090	419,250

		10,370,842

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	11,284	384,333

INSURANCE — 2.7%
American Financial Group, Inc.	15,100	1,088,408
Arthur J Gallagher & Co.	39,415	1,613,650
Brown & Brown, Inc.	31,502	1,011,214
Old Republic International Corp.	102,300	1,905,849
Primerica, Inc. (b)	11,806	557,598
RenaissanceRe Holdings, Ltd. (b)	8,490	960,983
StanCorp Financial Group, Inc.	11,400	1,298,232

		8,435,934

INTERNET SOFTWARE & SERVICES — 0.7%
j2 Global, Inc.	19,397	1,596,761
Rackspace Hosting, Inc. (a)	23,095	584,765

		2,181,526

IT SERVICES — 6.0%
Acxiom Corp. (a)	15,100	315,892
Broadridge Financial Solutions, Inc.	49,890	2,680,590
Convergys Corp. (b)	41,030	1,021,237
CoreLogic, Inc. (a)	22,658	767,200
DST Systems, Inc.	13,691	1,561,595
Gartner, Inc. (a)	34,887	3,164,251
Global Payments, Inc.	54,638	3,524,697
Jack Henry & Associates, Inc.	33,625	2,624,767
Leidos Holdings, Inc.	10,300	579,478
MAXIMUS, Inc.	27,498	1,546,763
NeuStar, Inc. (Class A) (a) (b)	12,040	288,599
WEX, Inc. (a)	9,588	847,579

		18,922,648

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	18,008	909,584
Polaris Industries, Inc. (b)	14,112	1,212,927
Vista Outdoor, Inc. (a)	26,230	1,167,497

		3,290,008

LIFE SCIENCES TOOLS & SERVICES — 2.7%
Bio-Techne Corp.	15,647	1,408,230
Charles River Laboratories International, Inc. (a)	19,642	1,579,021
Mettler-Toledo International, Inc. (a)	11,525	3,908,473
PAREXEL International Corp. (a)	22,408	1,526,433

		8,422,157

MACHINERY — 2.8%
Crane Co.	9,340	446,826
Donaldson Co., Inc. (b)	21,302	610,515
Graco, Inc. (b)	15,057	1,085,158
IDEX Corp.	17,730	1,358,295
ITT Corp.	15,820	574,582

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Nordson Corp. (b)	13,332	$855,248
Toro Co.	23,094	1,687,479
Wabtec Corp.	24,759	1,760,860
Woodward, Inc.	10,531	522,970

		8,901,933

MEDIA — 1.3%
AMC Networks, Inc. (Class A) (a) (b)	25,632	1,914,198
Cable One, Inc.	1,123	487,000
Cinemark Holdings, Inc.	19,977	667,831
DreamWorks Animation SKG, Inc. (Class A) (a)	13,800	355,626
Live Nation Entertainment, Inc. (a)	25,152	617,985

		4,042,640

METALS & MINING — 0.2%
Compass Minerals International, Inc.	7,945	598,020

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a) (b)	38,500	693,385

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	51,300	207,765
Edgewell Personal Care Co.	9,111	714,029

		921,794

PHARMACEUTICALS — 0.6%
Akorn, Inc. (a) (b)	33,756	1,259,436
Catalent, Inc. (a)	24,868	622,446

		1,881,882

PROFESSIONAL SERVICES — 1.0%
CEB, Inc.	13,946	856,145
Towers Watson & Co. (Class A)	18,100	2,325,126

		3,181,271

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.8%
Alexandria Real Estate Equities, Inc.	18,602	1,680,877
American Campus Communities, Inc.	25,528	1,055,327
BioMed Realty Trust, Inc.	84,974	2,013,034
Camden Property Trust	20,147	1,546,484
Care Capital Properties, Inc.	15,510	474,141
Communications Sales & Leasing, Inc. (a)	50,710	947,770
Douglas Emmett, Inc.	36,376	1,134,204
Duke Realty Corp.	68,248	1,434,573
Equity One, Inc.	31,080	843,822
Extra Space Storage, Inc.	51,999	4,586,832
Federal Realty Investment Trust	19,279	2,816,662
Highwoods Properties, Inc.	20,874	910,106
Kilroy Realty Corp.	24,047	1,521,694
Lamar Advertising Co. (Class A) (b)	34,528	2,070,989
Mid-America Apartment Communities, Inc.	22,245	2,020,068
National Retail Properties, Inc.	27,532	1,102,657
Omega Healthcare Investors, Inc.	34,618	1,210,938
Post Properties, Inc.	12,538	741,748
Potlatch Corp.	8,602	260,124
Regency Centers Corp.	39,612	2,698,369
Sovran Self Storage, Inc.	15,212	1,632,400
Tanger Factory Outlet Centers, Inc.	24,727	808,573
Taubman Centers, Inc.	11,941	916,114
UDR, Inc.	110,267	4,142,731

Urban Edge Properties	22,176	520,027
Weingarten Realty Investors	47,995	1,659,667

		40,749,931

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
Alexander & Baldwin, Inc.	19,333	682,648
Jones Lang LaSalle, Inc.	18,947	3,028,868

		3,711,516

ROAD & RAIL — 0.3%
Old Dominion Freight Line, Inc. (a)	14,593	862,009

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advanced Micro Devices, Inc. (a)	123,900	355,593
Atmel Corp.	81,400	700,854
Fairchild Semiconductor International, Inc. (a)	21,500	445,265
Integrated Device Technology, Inc. (a)	61,735	1,626,717
Silicon Laboratories, Inc. (a)	11,404	553,550
Synaptics, Inc. (a) (b)	15,284	1,227,917

		4,909,896

SOFTWARE — 8.4%
ACI Worldwide, Inc. (a)	49,758	1,064,821
ANSYS, Inc. (a)	37,475	3,466,438
Cadence Design Systems, Inc. (a)	125,171	2,604,809
CDK Global, Inc.	67,076	3,184,098
CommVault Systems, Inc. (a)	9,798	385,551
Fair Isaac Corp.	13,083	1,232,157
Fortinet, Inc. (a)	61,591	1,919,791
Manhattan Associates, Inc. (a)	30,780	2,036,713
PTC, Inc. (a)	27,021	935,737
SolarWinds, Inc. (a)	26,271	1,547,362
Solera Holdings, Inc.	28,328	1,553,224
Synopsys, Inc. (a)	43,328	1,976,190
Tyler Technologies, Inc. (a)	13,665	2,382,083
Ultimate Software Group, Inc. (a)	12,055	2,356,873

		26,645,847

SPECIALTY RETAIL — 1.1%
Foot Locker, Inc. (b)	37,572	2,445,561
Williams-Sonoma, Inc.	17,587	1,027,257

		3,472,818

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc.	21,881	1,948,065
Kate Spade & Co. (a)	18,816	334,360
Skechers U.S.A., Inc. (Class A) (a)	54,736	1,653,575

		3,936,000

THRIFTS & MORTGAGE FINANCE — 0.2%
Washington Federal, Inc.	23,100	550,473

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Watsco, Inc.	7,250	849,193

WATER UTILITIES — 0.4%
Aqua America, Inc.	43,790	1,304,942

TOTAL COMMON STOCKS (Cost $294,794,114)		316,755,294

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	353,460	$353,460
State Street Navigator Securities Lending Prime Portfolio (d) (e)	18,283,664	18,283,664

TOTAL SHORT-TERM INVESTMENTS (Cost $18,637,124)		18,637,124

TOTAL INVESTMENTS — 105.8% (f) (Cost $313,431,238)		335,392,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(18,336,714)

NET ASSETS — 100.0%		$317,055,704

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
B/E Aerospace, Inc.	12,849	$544,412
Esterline Technologies Corp. (a)	6,373	516,213
Huntington Ingalls Industries, Inc.	4,955	628,542
KLX, Inc. (a)	11,339	349,128
Orbital ATK, Inc.	12,683	1,133,099
Teledyne Technologies, Inc. (a) (b)	7,638	677,490
Triumph Group, Inc.	10,649	423,298

		4,272,182

AUTO COMPONENTS — 0.5%
Dana Holding Corp.	32,982	455,151
Gentex Corp. (b)	23,870	382,159

		837,310

AUTOMOBILES — 0.2%
Thor Industries, Inc.	5,001	280,806

BANKS — 6.3%
Associated Banc-Corp	32,449	608,419
BancorpSouth, Inc.	9,068	217,541
Bank of Hawaii Corp. (b)	3,635	228,641
Cathay General Bancorp	5,707	178,800
Commerce Bancshares, Inc.	8,470	360,314
Cullen/Frost Bankers, Inc. (b)	11,796	707,760
East West Bancorp, Inc.	10,878	452,090
First Niagara Financial Group, Inc.	76,443	829,407
FirstMerit Corp.	35,765	667,017
Fulton Financial Corp.	20,296	264,051
Hancock Holding Co.	16,674	419,685
International Bancshares Corp.	12,005	308,528
PacWest Bancorp	24,330	1,048,623
Prosperity Bancshares, Inc.	14,176	678,463
Synovus Financial Corp.	13,195	427,254
TCF Financial Corp.	36,552	516,114
Trustmark Corp.	14,600	336,384
Umpqua Holdings Corp.	47,480	754,932
Valley National Bancorp (b)	48,143	474,209
Webster Financial Corp.	8,467	314,888

		9,793,120

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	620	125,184

CAPITAL MARKETS — 1.8%
Eaton Vance Corp.	12,870	417,374
Federated Investors, Inc. (Class B)	10,410	298,246
Janus Capital Group, Inc. (b)	15,363	216,465
Raymond James Financial, Inc.	15,647	907,057
Stifel Financial Corp. (a)	14,990	634,976
Waddell & Reed Financial, Inc. (Class A)	9,474	271,525

		2,745,643

CHEMICALS — 3.8%
Albemarle Corp.	24,172	1,353,874
Ashland, Inc.	6,641	682,031
Cabot Corp.	13,453	549,958
Chemours Co.	39,002	209,051
Minerals Technologies, Inc.	2,736	125,473
NewMarket Corp. (b)	907	345,322
Olin Corp.	35,591	614,300

PolyOne Corp.	9,816	311,756
RPM International, Inc.	13,728	604,856
Scotts Miracle-Gro Co. (Class A)	3,919	252,815
Sensient Technologies Corp.	4,490	282,062
Valspar Corp.	6,456	535,525

		5,867,023

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a) (b)	11,315	471,270
Copart, Inc. (a)	7,782	295,794
Deluxe Corp. (b)	5,182	282,626
Herman Miller, Inc.	6,603	189,506
HNI Corp.	9,517	343,183
MSA Safety, Inc.	6,839	297,291
RR Donnelley & Sons Co. (b)	44,958	661,782

		2,541,452

COMMUNICATIONS EQUIPMENT — 0.8%
InterDigital, Inc.	4,270	209,401
NetScout Systems, Inc. (a)	21,346	655,322
Plantronics, Inc.	2,699	127,987
Polycom, Inc. (a)	13,727	172,823

		1,165,533

CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	32,644	980,299
Granite Construction, Inc.	8,490	364,306
KBR, Inc.	18,924	320,194

		1,664,799

CONSUMER FINANCE — 0.4%
SLM Corp. (a)	91,893	599,142

CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	5,640	409,746
Bemis Co., Inc.	20,686	924,457
Greif, Inc. (Class A) (b)	5,541	170,718
Silgan Holdings, Inc.	4,163	223,637
Sonoco Products Co.	21,746	888,759

		2,617,317

DIVERSIFIED CONSUMER SERVICES — 0.7%
DeVry Education Group, Inc. (b)	12,328	312,022
Graham Holdings Co. (Class B)	963	467,026
Sotheby’s (b)	12,782	329,264

		1,108,312

ELECTRIC UTILITIES — 3.6%
Cleco Corp.	13,043	680,975
Great Plains Energy, Inc.	33,263	908,413
Hawaiian Electric Industries, Inc.	23,196	671,524
IDACORP, Inc.	5,852	397,936
OGE Energy Corp.	43,066	1,132,205
PNM Resources, Inc.	17,171	524,917
Westar Energy, Inc.	30,448	1,291,300

		5,607,270

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc.	6,669	673,836
Regal Beloit Corp.	9,623	563,138

		1,236,974

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Arrow Electronics, Inc. (a)	20,148	$1,091,619
Avnet, Inc.	28,443	1,218,498
Belden, Inc.	3,956	188,622
FEI Co.	4,862	387,939
Ingram Micro, Inc. (Class A)	33,568	1,019,796
Jabil Circuit, Inc.	40,810	950,465
Keysight Technologies, Inc. (a)	36,603	1,036,963
Knowles Corp. (a)	19,032	253,696
National Instruments Corp.	10,828	310,655
SYNNEX Corp.	5,900	530,587
Tech Data Corp. (a)	7,574	502,762
Trimble Navigation, Ltd. (a)	31,888	683,998
Vishay Intertechnology, Inc. (b)	29,160	351,378

		8,526,978

ENERGY EQUIPMENT & SERVICES — 2.7%
Atwood Oceanics, Inc. (b)	12,555	128,438
Dril-Quip, Inc. (a)	8,286	490,780
Nabors Industries, Ltd.	61,082	519,808
Noble Corp. PLC (b)	52,110	549,760
Oceaneering International, Inc.	21,083	791,034
Oil States International, Inc. (a)	10,936	298,006
Patterson-UTI Energy, Inc.	31,718	478,307
Rowan Cos. PLC (Class A) (b)	26,870	455,447
Superior Energy Services, Inc.	32,537	438,273

		4,149,853

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	3,854	464,214
SUPERVALU, Inc. (a)	26,966	182,830
United Natural Foods, Inc. (a) (b)	10,814	425,639

		1,072,683

FOOD PRODUCTS — 1.4%
Dean Foods Co. (b)	19,696	337,786
Hain Celestial Group, Inc. (a) (b)	9,778	394,934
Ingredion, Inc.	8,630	827,099
Lancaster Colony Corp.	1,491	172,151
Tootsie Roll Industries, Inc. (b)	1,650	52,124
TreeHouse Foods, Inc. (a)	4,831	379,040

		2,163,134

GAS UTILITIES — 2.6%
Atmos Energy Corp.	12,249	772,177
National Fuel Gas Co. (b)	11,301	483,118
ONE Gas, Inc.	11,226	563,208
Questar Corp. (b)	37,723	734,844
UGI Corp.	37,150	1,254,184
WGL Holdings, Inc.	4,592	289,250

		4,096,781

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Cooper Cos., Inc.	5,446	730,853
Halyard Health, Inc. (a) (b)	6,017	201,028
Hill-Rom Holdings, Inc.	4,272	205,313
Teleflex, Inc. (b)	3,494	459,286
West Pharmaceutical Services, Inc.	5,277	317,781

		1,914,261

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Community Health Systems, Inc. (a)	25,506	676,674
Health Net, Inc. (a)	8,826	604,228
LifePoint Health, Inc. (a)	9,385	688,859
Molina Healthcare, Inc. (a) (b)	4,208	253,027
Owens & Minor, Inc. (b)	13,593	489,076
WellCare Health Plans, Inc. (a)	5,039	394,101

		3,105,965

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	22,845	351,356

HOTELS, RESTAURANTS & LEISURE — 0.9%
Brinker International, Inc.	7,152	342,939
Cheesecake Factory, Inc. (b)	5,188	239,219
Cracker Barrel Old Country Store, Inc. (b)	2,998	380,236
International Speedway Corp. (Class A)	5,732	193,283
Jack in the Box, Inc.	3,082	236,420

		1,392,097

HOUSEHOLD DURABLES — 1.8%
CalAtlantic Group, Inc.	7,678	291,150
Jarden Corp. (a)	22,764	1,300,279
KB Home (b)	19,651	242,297
MDC Holdings, Inc. (b)	4,421	112,868
TRI Pointe Group, Inc. (a)	14,394	182,372
Tupperware Brands Corp. (b)	10,826	602,467

		2,731,433

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	7,624	259,673

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Talen Energy Corp. (a) (b)	13,844	86,248

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	14,002	1,241,837

INSURANCE — 8.6%
Alleghany Corp. (a)	3,355	1,603,455
American Financial Group, Inc.	7,711	555,809
Arthur J Gallagher & Co.	17,868	731,516
Aspen Insurance Holdings, Ltd.	13,082	631,860
Brown & Brown, Inc.	9,109	292,399
CNO Financial Group, Inc.	40,059	764,726
Endurance Specialty Holdings, Ltd.	13,210	845,308
Everest Re Group, Ltd.	9,281	1,699,258
First American Financial Corp.	23,413	840,527
Genworth Financial, Inc. (Class A) (a)	107,186	399,804
Hanover Insurance Group, Inc.	9,311	757,357
Kemper Corp.	10,405	387,586
Mercury General Corp. (b)	7,810	363,712
Primerica, Inc.	4,374	206,584
Reinsurance Group of America, Inc.	14,168	1,212,072
RenaissanceRe Holdings, Ltd.	5,100	577,269
StanCorp Financial Group, Inc.	3,277	373,185
WR Berkley Corp.	21,244	1,163,109

		13,405,536

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	6,898	349,522

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.2%
Rackspace Hosting, Inc. (a)	12,828	$324,805

IT SERVICES — 2.2%
Acxiom Corp. (a)	9,044	189,201
Computer Sciences Corp.	29,905	977,295
CoreLogic, Inc. (a)	7,370	249,548
Leidos Holdings, Inc.	8,575	482,430
NeuStar, Inc. (Class A) (a) (b)	5,284	126,658
Science Applications International Corp.	8,936	409,090
VeriFone Systems, Inc. (a)	24,814	695,288
WEX, Inc. (a)	3,418	302,151

		3,431,661

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	10,410	525,809
Polaris Industries, Inc. (b)	5,890	506,246

		1,032,055

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bio-Rad Laboratories, Inc. (Class A) (a)	4,482	621,474

MACHINERY — 5.6%
AGCO Corp. (b)	15,852	719,522
CLARCOR, Inc.	10,746	533,861
Crane Co.	5,841	279,433
Donaldson Co., Inc. (b)	15,692	449,733
Graco, Inc. (b)	4,334	312,351
IDEX Corp.	7,416	568,140
ITT Corp.	11,148	404,895
Joy Global, Inc. (b)	21,039	265,302
Kennametal, Inc.	17,192	330,086
Lincoln Electric Holdings, Inc.	14,238	738,810
Nordson Corp.	5,364	344,101
Oshkosh Corp. (b)	16,115	629,130
Terex Corp.	23,395	432,340
Timken Co.	15,571	445,175
Trinity Industries, Inc.	32,914	790,594
Valmont Industries, Inc.	4,965	526,389
Wabtec Corp.	8,098	575,930
Woodward, Inc.	6,863	340,817

		8,686,609

MARINE — 0.4%
Kirby Corp. (a)	11,613	611,076

MEDIA — 1.8%
Cable One, Inc.	382	165,658
Cinemark Holdings, Inc.	12,487	417,441
DreamWorks Animation SKG, Inc. (Class A) (a)	8,238	212,293
John Wiley & Sons, Inc. (Class A)	10,594	477,048
Live Nation Entertainment, Inc. (a)	18,508	454,742
Meredith Corp.	8,120	351,190
New York Times Co. (Class A)	26,746	358,931
Time, Inc.	23,694	371,285

		2,808,588

METALS & MINING — 2.6%
Allegheny Technologies, Inc. (b)	23,512	264,510
Carpenter Technology Corp.	10,562	319,712
Commercial Metals Co.	25,108	343,728

Compass Minerals International, Inc.	3,193	240,337
Reliance Steel & Aluminum Co.	15,455	894,999
Royal Gold, Inc. (b)	14,096	514,081
Steel Dynamics, Inc.	52,147	931,867
United States Steel Corp. (b)	31,554	251,801
Worthington Industries, Inc.	9,979	300,767

		4,061,802

MULTI-UTILITIES — 2.3%
Alliant Energy Corp.	24,422	1,525,154
Black Hills Corp.	10,993	510,405
MDU Resources Group, Inc.	42,103	771,327
Vectren Corp.	17,844	756,942

		3,563,828

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	10,721	413,187
JC Penney Co., Inc. (a) (b)	65,891	438,834

		852,021

OIL, GAS & CONSUMABLE FUELS — 3.4%
California Resources Corp. (b)	67,745	157,846
Denbury Resources, Inc. (b)	75,682	152,878
Energen Corp.	16,978	695,928
Gulfport Energy Corp. (a)	23,363	574,029
HollyFrontier Corp.	39,423	1,572,583
QEP Resources, Inc.	34,626	463,988
SM Energy Co. (b)	14,612	287,272
Western Refining, Inc.	14,968	533,160
World Fuel Services Corp.	15,221	585,400
WPX Energy, Inc. (a)	50,425	289,440

		5,312,524

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	13,567	501,301
Louisiana-Pacific Corp. (a) (b)	11,039	198,812

		700,113

PERSONAL PRODUCTS — 0.6%
Avon Products, Inc.	67,584	273,715
Edgewell Personal Care Co.	8,270	648,120

		921,835

PHARMACEUTICALS — 0.1%
Catalent, Inc. (a)	8,516	213,156

PROFESSIONAL SERVICES — 1.5%
FTI Consulting, Inc. (a)	8,997	311,836
ManpowerGroup, Inc.	15,865	1,337,261
Towers Watson & Co. (Class A)	5,680	729,653

		2,378,750

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
Alexandria Real Estate Equities, Inc.	6,089	550,202
American Campus Communities, Inc.	11,119	459,659
Camden Property Trust	8,412	645,705
Care Capital Properties, Inc.	10,096	308,635
Corporate Office Properties Trust	20,403	445,397
Corrections Corp. of America (b)	25,293	670,012
Douglas Emmett, Inc.	11,460	357,323
Duke Realty Corp.	39,432	828,861
Federal Realty Investment Trust	5,086	743,065
Highwoods Properties, Inc.	9,834	428,762

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Hospitality Properties Trust	32,653	$853,876
Kilroy Realty Corp.	7,570	479,030
LaSalle Hotel Properties	24,392	613,703
Liberty Property Trust	31,889	990,153
Mack-Cali Realty Corp.	19,272	450,001
Mid-America Apartment Communities, Inc.	4,875	442,699
National Retail Properties, Inc.	15,251	610,803
Omega Healthcare Investors, Inc.	17,768	621,525
Post Properties, Inc.	5,258	311,063
Potlatch Corp.	4,413	133,449
Rayonier, Inc.	26,715	593,073
Senior Housing Properties Trust	51,217	760,060
Tanger Factory Outlet Centers, Inc.	7,719	252,411
Taubman Centers, Inc.	6,865	526,683
Urban Edge Properties	8,543	200,333
WP Glimcher, Inc.	39,954	423,912

		13,700,395

ROAD & RAIL — 1.2%
Genesee & Wyoming, Inc. (Class A) (a)	12,257	658,078
Landstar System, Inc.	9,306	545,797
Old Dominion Freight Line, Inc. (a)	7,466	441,017
Werner Enterprises, Inc.	9,596	224,450

		1,869,342

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a) (b)	74,506	213,832
Atmel Corp.	48,961	421,554
Cree, Inc. (a)	22,260	593,674
Cypress Semiconductor Corp. (a) (b)	71,968	706,006
Fairchild Semiconductor International, Inc. (a)	13,443	278,405
Intersil Corp. (Class A)	28,590	364,809
Silicon Laboratories, Inc. (a)	2,491	120,913
SunEdison, Inc. (a) (b)	68,224	347,260
Teradyne, Inc.	44,319	916,074

		3,962,527

SOFTWARE — 0.9%
CommVault Systems, Inc. (a)	4,071	160,194
Mentor Graphics Corp.	21,477	395,607
PTC, Inc. (a)	10,832	375,112
Synopsys, Inc. (a)	11,425	521,094

		1,452,007

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	13,938	312,072
Abercrombie & Fitch Co. (Class A) (b)	14,445	390,015
American Eagle Outfitters, Inc. (b)	38,593	598,191
Ascena Retail Group, Inc. (a)	37,193	366,351
Cabela’s, Inc. (a) (b)	10,597	495,198
Chico’s FAS, Inc.	30,068	320,826
CST Brands, Inc.	16,290	637,591
Dick’s Sporting Goods, Inc.	19,375	684,906
Foot Locker, Inc. (b)	10,348	673,551
Guess?, Inc. (b)	13,676	258,203
Murphy USA, Inc. (a)	8,456	513,617
Office Depot, Inc. (a)	106,444	600,344

Rent-A-Center, Inc.	11,397	170,613
Williams-Sonoma, Inc.	8,990	525,106

		6,546,584

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
3D Systems Corp. (a) (b)	22,929	199,253
Diebold, Inc. (b)	13,995	421,109
Lexmark International, Inc. (Class A)	13,364	433,662
NCR Corp. (a)	27,010	660,665

		1,714,689

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	6,942	327,662
Kate Spade & Co. (a)	17,941	318,812

		646,474

THRIFTS & MORTGAGE FINANCE — 1.2%
New York Community Bancorp, Inc.	104,518	1,705,734
Washington Federal, Inc.	8,222	195,930

		1,901,664

TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp. (b)	9,112	387,716
MSC Industrial Direct Co., Inc. (Class A) (b)	10,420	586,333
NOW, Inc. (a) (b)	23,155	366,312
Watsco, Inc.	1,830	214,348

		1,554,709

WATER UTILITIES — 0.3%
Aqua America, Inc.	15,583	464,373

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	20,381	527,664

TOTAL COMMON STOCKS (Cost $163,903,108)		155,170,149

SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	159,677	159,677
State Street Navigator Securities Lending Prime Portfolio (d) (e)	12,227,589	12,227,589

TOTAL SHORT-TERM INVESTMENTS (Cost $12,387,266)		12,387,266

TOTAL INVESTMENTS — 107.6% (f) (Cost $176,290,374)		167,557,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(11,858,033)

NET ASSETS — 100.0%		$155,699,382

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	21,720	$571,019
Aerojet Rocketdyne Holdings, Inc. (a) (b)	41,145	644,331
Aerovironment, Inc. (a) (b)	13,447	396,283
American Science & Engineering, Inc. (a)	4,624	191,341
Cubic Corp.	14,202	671,044
Curtiss-Wright Corp.	29,534	2,023,079
Engility Holdings, Inc.	11,335	368,161
Moog, Inc. (Class A) (b)	21,592	1,308,475
National Presto Industries, Inc. (a)	3,188	264,158
TASER International, Inc. (a) (b)	34,361	594,102

		7,031,993

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	15,749	651,064
Echo Global Logistics, Inc. (a) (b)	16,996	346,548
Forward Air Corp.	19,807	851,899
Hub Group, Inc. (Class A) (b)	22,832	752,314
UTi Worldwide, Inc. (b)	60,262	423,642

		3,025,467

AIRLINES — 0.8%
Allegiant Travel Co.	8,448	1,417,828
Hawaiian Holdings, Inc. (b)	30,404	1,074,173
Republic Airways Holdings, Inc. (a) (b)	32,695	128,491
SkyWest, Inc.	33,075	629,087

		3,249,579

AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a) (b)	19,810	940,381
Drew Industries, Inc.	15,476	942,334
Gentherm, Inc. (b)	23,476	1,112,762
Motorcar Parts of America, Inc. (b)	11,830	399,972
Standard Motor Products, Inc.	12,925	491,796
Superior Industries International, Inc.	15,307	281,955

		4,169,200

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	17,734	352,907

BANKS — 9.4%
Ameris Bancorp (a)	16,530	561,855
Banner Corp.	13,014	596,822
BBCN Bancorp, Inc.	50,969	877,686
Boston Private Financial Holdings, Inc.	54,481	617,815
Cardinal Financial Corp.	20,977	477,227
Central Pacific Financial Corp.	20,715	456,144
City Holding Co.	10,097	460,827
Columbia Banking System, Inc.	37,326	1,213,468
Community Bank System, Inc.	27,935	1,115,724
CVB Financial Corp. (a)	63,440	1,073,405
First BanCorp (b)	75,033	243,857
First Commonwealth Financial Corp.	58,057	526,577
First Financial Bancorp	39,503	713,819
First Financial Bankshares, Inc. (a)	42,720	1,288,863
First Midwest Bancorp, Inc.	49,965	920,855
First NBC Bank Holding Co. (b)	10,301	385,154
FNB Corp. (a)	113,511	1,514,237

Glacier Bancorp, Inc.	48,853	1,296,070
Hanmi Financial Corp.	20,949	496,910
Home BancShares, Inc.	39,284	1,591,788
Independent Bank Corp.	16,780	780,606
LegacyTexas Financial Group, Inc.	28,118	703,512
MB Financial, Inc.	44,864	1,452,248
National Penn Bancshares, Inc.	90,012	1,109,848
NBT Bancorp, Inc.	27,791	774,813
OFG Bancorp	29,134	213,261
Old National Bancorp	73,433	995,752
Pinnacle Financial Partners, Inc.	22,737	1,167,772
PrivateBancorp, Inc.	51,167	2,098,870
S&T Bancorp, Inc. (a)	22,719	700,200
Simmons First National Corp. (Class A) (a)	18,037	926,380
Southside Bancshares, Inc.	15,317	367,914
Sterling Bancorp	77,229	1,252,654
Talmer Bancorp, Inc. (Class A)	40,939	741,405
Texas Capital Bancshares, Inc. (b)	29,695	1,467,527
Tompkins Financial Corp. (a)	8,040	451,526
UMB Financial Corp. (a)	27,070	1,260,109
United Bankshares, Inc. (a)	41,851	1,548,069
United Community Banks, Inc.	37,280	726,587
Westamerica Bancorp (a)	16,319	762,913
Wilshire Bancorp, Inc.	46,151	533,044
Wintrust Financial Corp.	31,290	1,518,191

		37,982,304

BIOTECHNOLOGY — 1.4%
Acorda Therapeutics, Inc. (b)	27,707	1,185,306
Emergent BioSolutions, Inc. (b)	19,483	779,515
Enanta Pharmaceuticals, Inc. (a) (b)	8,426	278,227
Ligand Pharmaceuticals, Inc. (a) (b)	11,732	1,271,983
MiMedx Group, Inc. (a) (b)	65,017	609,209
Momenta Pharmaceuticals, Inc. (b)	40,837	606,021
Repligen Corp. (b)	21,459	607,075
Spectrum Pharmaceuticals, Inc. (a) (b)	39,669	239,204

		5,576,540

BUILDING PRODUCTS — 1.4%
AAON, Inc. (a)	26,564	616,816
American Woodmark Corp. (b)	8,932	714,381
Apogee Enterprises, Inc.	18,603	809,417
Gibraltar Industries, Inc. (b)	19,151	487,201
Griffon Corp. (a)	24,332	433,110
PGT, Inc. (b)	31,574	359,628
Quanex Building Products Corp.	22,164	462,119
Simpson Manufacturing Co., Inc.	26,302	898,213
Universal Forest Products, Inc.	13,067	893,391

		5,674,276

CAPITAL MARKETS — 1.7%
Calamos Asset Management, Inc. (Class A)	10,979	106,277
Evercore Partners, Inc. (Class A)	25,629	1,385,760
Financial Engines, Inc. (a)	33,320	1,121,884
Greenhill & Co., Inc. (a)	17,844	510,517
HFF, Inc. (Class A)	22,096	686,523
Interactive Brokers Group, Inc. (Class A)	37,536	1,636,570
INTL. FCStone, Inc. (b)	10,115	338,448

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Investment Technology Group, Inc.	22,020	$374,780
Piper Jaffray Cos. (b)	10,038	405,535
Virtus Investment Partners, Inc. (a)	4,374	513,770

		7,080,064

CHEMICALS — 2.1%
A Schulman, Inc.	19,152	586,817
American Vanguard Corp. (a)	16,859	236,195
Balchem Corp. (a)	20,396	1,240,077
Calgon Carbon Corp.	32,891	567,370
Flotek Industries, Inc. (a) (b)	34,969	400,045
FutureFuel Corp.	14,912	201,312
Hawkins, Inc.	6,280	224,636
HB Fuller Co.	32,452	1,183,524
Innophos Holdings, Inc.	12,255	355,150
Innospec, Inc.	15,458	839,524
Intrepid Potash, Inc. (b)	36,487	107,637
Koppers Holdings, Inc. (b)	13,724	250,463
Kraton Performance Polymers, Inc. (b)	19,543	324,609
LSB Industries, Inc. (a) (b)	12,584	91,234
Quaker Chemical Corp.	8,579	662,813
Rayonier Advanced Materials, Inc. (a)	28,571	279,710
Stepan Co.	11,953	593,944
Tredegar Corp.	16,572	225,711

		8,370,771

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	36,396	1,036,194
Brady Corp. (Class A)	30,174	693,398
Brink’s Co.	31,334	904,299
Essendant, Inc.	23,998	780,175
G&K Services, Inc. (Class A)	13,046	820,593
Healthcare Services Group, Inc. (a)	46,521	1,622,187
Interface, Inc.	42,156	806,866
Matthews International Corp. (Class A)	21,101	1,127,848
Mobile Mini, Inc. (a)	28,690	893,120
Tetra Tech, Inc.	37,830	984,337
UniFirst Corp.	9,873	1,028,767
US Ecology, Inc. (a)	14,209	517,776
Viad Corp.	13,108	370,039

		11,585,599

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	31,721	546,236
Bel Fuse, Inc. (Class B)	5,671	98,051
Black Box Corp.	9,854	93,909
CalAmp Corp. (b)	23,689	472,122
Comtech Telecommunications Corp.	10,774	216,450
Digi International, Inc. (b)	15,978	181,830
Harmonic, Inc. (a) (b)	58,577	238,408
Ixia (b)	40,081	498,207
Lumentum Holdings, Inc. (b)	30,211	665,246
NETGEAR, Inc. (b)	20,229	847,797
Ruckus Wireless, Inc. (a) (b)	57,406	614,818
ViaSat, Inc. (a) (b)	28,817	1,758,125
Viavi Solutions, Inc. (b)	148,730	905,766

		7,136,965

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (b)	23,641	456,508
Comfort Systems USA, Inc.	23,871	678,414

Dycom Industries, Inc. (b)	21,001	1,469,230
EMCOR Group, Inc.	40,552	1,948,118
MYR Group, Inc. (b)	13,764	283,676
Orion Marine Group, Inc. (a) (b)	17,749	74,013

		4,909,959

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (b)	47,352	798,828

CONSUMER FINANCE — 0.9%
Cash America International, Inc.	16,249	486,658
Encore Capital Group, Inc. (a) (b)	15,362	446,727
Enova International, Inc. (a) (b)	17,583	116,224
EZCORP, Inc. (Class A) (a) (b)	33,851	168,916
First Cash Financial Services, Inc. (b)	17,764	664,906
Green Dot Corp. (Class A) (a) (b)	30,559	501,779
PRA Group, Inc. (a) (b)	30,949	1,073,621
World Acceptance Corp. (a) (b)	5,529	205,126

		3,663,957

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	14,742	196,363

DISTRIBUTORS — 0.9%
Core-Mark Holding Co., Inc. (a)	14,825	1,214,761
Pool Corp.	27,524	2,223,389
VOXX International Corp. (b)	12,717	66,891

		3,505,041

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (b)	11,036	205,380
Capella Education Co.	7,105	328,393
Career Education Corp. (a) (b)	43,989	159,680
Regis Corp. (a) (b)	25,024	354,090
Strayer Education, Inc. (a) (b)	7,214	433,706
Universal Technical Institute, Inc. (a)	13,679	63,744

		1,544,993

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
8x8, Inc. (b)	57,862	662,520
Atlantic Tele-Network, Inc.	7,052	551,678
Cincinnati Bell, Inc. (b)	137,091	493,528
Consolidated Communications Holdings, Inc. (a)	32,976	690,847
General Communication, Inc. (Class A) (b)	19,729	390,240
Iridium Communications, Inc. (a) (b)	52,477	441,331
Lumos Networks Corp.	14,819	165,973

		3,396,117

ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	29,580	1,503,551
El Paso Electric Co.	25,930	998,305

		2,501,856

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc. (a)	16,556	920,017
Encore Wire Corp.	13,596	504,276
EnerSys	28,685	1,604,352
Franklin Electric Co., Inc.	24,677	667,019
General Cable Corp. (a)	31,967	429,317
Powell Industries, Inc.	5,850	152,276

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Vicor Corp. (a) (b)	10,711	$97,684

		4,374,941

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (b)	9,543	95,335
Anixter International, Inc. (b)	18,345	1,107,855
Badger Meter, Inc. (a)	9,432	552,621
Benchmark Electronics, Inc. (b)	32,322	668,096
Checkpoint Systems, Inc.	27,060	169,666
Coherent, Inc. (b)	15,532	1,011,288
CTS Corp.	21,351	376,632
Daktronics, Inc. (a)	25,242	220,110
DTS, Inc. (b)	11,374	256,825
Electro Scientific Industries, Inc. (b)	17,126	88,884
ePlus, Inc. (b)	3,782	352,709
Fabrinet (b)	19,573	466,229
FARO Technologies, Inc. (a) (b)	11,536	340,543
II-VI, Inc. (b)	33,646	624,470
Insight Enterprises, Inc. (b)	24,202	607,954
Itron, Inc. (a) (b)	24,326	880,115
Littelfuse, Inc.	14,339	1,534,416
Mercury Systems, Inc. (b)	21,420	393,271
Methode Electronics, Inc.	24,636	784,164
MTS Systems Corp. (a)	9,485	601,444
Newport Corp. (b)	24,609	390,545
OSI Systems, Inc. (b)	11,771	1,043,617
Park Electrochemical Corp.	13,118	197,557
Plexus Corp. (b)	21,461	749,418
Rofin-Sinar Technologies, Inc. (b)	18,399	492,725
Rogers Corp. (b)	11,457	590,837
Sanmina Corp. (b)	50,287	1,034,906
ScanSource, Inc. (b)	17,180	553,540
TTM Technologies, Inc. (a) (b)	41,995	273,387

		16,459,159

ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	45,785	344,303
Basic Energy Services, Inc. (a) (b)	25,408	68,093
Bristow Group, Inc. (a)	22,932	593,939
CARBO Ceramics, Inc. (a)	12,726	218,887
Era Group, Inc. (b)	12,554	139,977
Exterran Corp. (b)	22,892	367,417
Geospace Technologies Corp. (a) (b)	8,417	118,427
Gulf Island Fabrication, Inc.	8,577	89,715
Gulfmark Offshore, Inc. (Class A) (a)	16,459	76,864
Helix Energy Solutions Group, Inc. (a) (b)	65,346	343,720
Hornbeck Offshore Services, Inc. (a) (b)	20,853	207,279
Matrix Service Co. (b)	17,476	358,957
Newpark Resources, Inc. (b)	55,940	295,363
Pioneer Energy Services Corp. (a) (b)	41,398	89,834
SEACOR Holdings, Inc. (a) (b)	10,175	534,798
Tesco Corp. (a)	25,261	182,890
TETRA Technologies, Inc. (b)	52,448	394,409
Tidewater, Inc. (a)	30,482	212,155
Unit Corp. (a) (b)	33,387	407,321
US Silica Holdings, Inc. (a)	34,896	653,602

		5,697,950

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc. (a)	16,694	528,031
SpartanNash Co.	24,111	521,762

		1,049,793

FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (a)	37,569	1,315,666
Cal-Maine Foods, Inc. (a)	20,053	929,256
Calavo Growers, Inc.	9,700	475,300
Darling Ingredients, Inc. (b)	105,670	1,111,649
Diamond Foods, Inc. (b)	16,922	652,343
J&J Snack Foods Corp.	9,544	1,113,499
Sanderson Farms, Inc. (a)	12,812	993,186
Seneca Foods Corp. (Class A) (b)	3,887	112,645
Snyder’s-Lance, Inc.	33,617	1,153,063

		7,856,607

GAS UTILITIES — 2.5%
Laclede Group, Inc. (a)	28,033	1,665,440
New Jersey Resources Corp.	55,486	1,828,819
Northwest Natural Gas Co. (a)	17,554	888,408
Piedmont Natural Gas Co., Inc.	51,364	2,928,775
South Jersey Industries, Inc.	44,311	1,042,195
Southwest Gas Corp.	30,643	1,690,268

		10,043,905

HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Abaxis, Inc. (a)	13,688	762,148
Abiomed, Inc. (b)	25,259	2,280,383
Analogic Corp. (a)	8,119	670,629
AngioDynamics, Inc. (b)	17,270	209,658
Anika Therapeutics, Inc. (b)	9,665	368,816
Cantel Medical Corp.	23,179	1,440,343
CONMED Corp.	16,826	741,185
CryoLife, Inc.	16,340	176,145
Cynosure, Inc. (Class A) (b)	14,881	664,734
Greatbatch, Inc. (b)	16,102	845,355
Haemonetics Corp. (a) (b)	32,541	1,049,122
ICU Medical, Inc. (b)	9,337	1,053,027
Inogen, Inc. (b)	9,185	368,227
Integra LifeSciences Holdings Corp. (b)	18,525	1,255,625
Invacare Corp.	19,477	338,705
Masimo Corp. (b)	29,291	1,215,870
Meridian Bioscience, Inc. (a)	26,756	549,033
Merit Medical Systems, Inc. (b)	28,800	535,392
Natus Medical, Inc. (a) (b)	21,361	1,026,396
Neogen Corp. (b)	24,183	1,366,823
NuVasive, Inc. (a) (b)	31,811	1,721,293
SurModics, Inc. (b)	8,375	169,761
Vascular Solutions, Inc. (b)	11,297	388,504

		19,197,174

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aceto Corp. (a)	18,984	512,188
Adeptus Health, Inc. (Class A) (b)	7,700	189,497
Air Methods Corp. (a) (b)	22,901	960,239
Almost Family, Inc. (b)	5,407	206,710
Amedisys, Inc. (a) (b)	18,114	712,243
AMN Healthcare Services, Inc. (b)	30,559	948,857
Chemed Corp. (a)	10,893	1,631,771

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CorVel Corp. (b)	6,684	$293,561
Cross Country Healthcare, Inc. (b)	20,846	341,666
Ensign Group, Inc.	31,074	703,205
ExamWorks Group, Inc. (a) (b)	25,855	687,743
Hanger, Inc. (b)	22,538	370,750
HealthEquity, Inc. (a) (b)	22,851	572,875
Healthways, Inc. (a) (b)	19,994	257,323
Kindred Healthcare, Inc.	53,654	639,019
Landauer, Inc. (a)	6,170	203,116
LHC Group, Inc. (b)	8,405	380,662
Magellan Health, Inc. (b)	16,410	1,011,841
PharMerica Corp. (b)	19,976	699,160
Providence Service Corp. (b)	8,099	380,005
Select Medical Holdings Corp. (a)	67,288	801,400
US Physical Therapy, Inc. (a)	8,196	439,961

		12,943,792

HEALTH CARE TECHNOLOGY — 1.4%
Computer Programs & Systems, Inc. (a)	6,972	346,857
HealthStream, Inc. (b)	15,859	348,898
HMS Holdings Corp. (a) (b)	55,700	687,338
MedAssets, Inc. (b)	38,435	1,189,179
Medidata Solutions, Inc. (b)	35,795	1,764,336
Omnicell, Inc. (b)	22,719	706,106
Quality Systems, Inc.	28,925	466,271

		5,508,985

HOTELS, RESTAURANTS & LEISURE — 3.0%
Biglari Holdings, Inc. (b)	703	229,051
BJ’s Restaurants, Inc. (b)	13,254	576,151
Bob Evans Farms, Inc.	13,338	518,181
Boyd Gaming Corp. (a) (b)	51,239	1,018,119
DineEquity, Inc.	10,907	923,496
Interval Leisure Group, Inc. (a)	25,494	397,961
Marcus Corp.	12,345	234,185
Marriott Vacations Worldwide Corp.	17,363	988,823
Monarch Casino & Resort, Inc. (b)	7,025	159,608
Papa John’s International, Inc. (a)	18,504	1,033,818
Pinnacle Entertainment, Inc. (b)	39,396	1,226,004
Popeyes Louisiana Kitchen, Inc. (b)	14,387	841,639
Red Robin Gourmet Burgers, Inc. (a) (b)	8,920	550,721
Ruby Tuesday, Inc. (b)	39,917	219,943
Ruth’s Hospitality Group, Inc.	23,081	367,450
Scientific Games Corp. (Class A) (a) (b)	32,644	292,817
Sonic Corp.	31,947	1,032,208
Texas Roadhouse, Inc. (a)	40,811	1,459,809

		12,069,984

HOUSEHOLD DURABLES — 1.5%
Ethan Allen Interiors, Inc. (a)	17,076	475,055
Helen of Troy, Ltd. (a) (b)	18,189	1,714,313
Installed Building Products, Inc. (a) (b)	10,900	270,647
iRobot Corp. (a) (b)	18,635	659,679
La-Z-Boy, Inc.	32,202	786,373
M/I Homes, Inc. (b)	16,084	352,561
Meritage Homes Corp. (a) (b)	23,674	804,679
TopBuild Corp. (b)	24,134	742,603

Universal Electronics, Inc. (a) (b)	9,307	477,915

		6,283,825

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (b)	6,395	86,460
Central Garden & Pet Co. (Class A) (b)	21,393	290,945
WD-40 Co.	8,586	847,009

		1,224,414

INSURANCE — 2.8%
American Equity Investment Life Holding Co. (a)	52,774	1,268,159
AMERISAFE, Inc.	12,419	632,127
eHealth, Inc. (a) (b)	10,676	106,547
Employers Holdings, Inc.	20,936	571,553
HCI Group, Inc. (a)	5,952	207,427
Horace Mann Educators Corp.	26,062	864,737
Infinity Property & Casualty Corp.	7,209	592,796
Navigators Group, Inc. (b)	7,135	612,112
ProAssurance Corp.	34,427	1,670,742
RLI Corp.	24,265	1,498,364
Safety Insurance Group, Inc.	9,123	514,355
Selective Insurance Group, Inc.	36,721	1,233,091
Stewart Information Services Corp.	14,551	543,189
United Fire Group, Inc.	13,767	527,414
United Insurance Holdings Corp. (a)	11,673	199,608
Universal Insurance Holdings, Inc. (a)	21,223	491,949

		11,534,170

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a) (b)	7,649	284,007
FTD Cos., Inc. (b)	12,094	316,500
Nutrisystem, Inc.	18,954	410,165
PetMed Express, Inc. (a)	13,146	225,322

		1,235,994

INTERNET SOFTWARE & SERVICES — 1.5%
Blucora, Inc. (b)	26,511	259,808
comScore, Inc. (a) (b)	20,760	854,274
Constant Contact, Inc. (b)	21,000	614,040
DHI Group, Inc. (b)	28,084	257,530
Liquidity Services, Inc. (b)	15,731	102,251
LivePerson, Inc. (a) (b)	32,773	221,218
LogMeIn, Inc. (a) (b)	16,230	1,089,033
Monster Worldwide, Inc. (a) (b)	59,301	339,795
NIC, Inc.	39,797	783,205
QuinStreet, Inc. (b)	24,007	102,990
Stamps.com, Inc. (b)	9,696	1,062,779
XO Group, Inc. (b)	15,401	247,340

		5,934,263

IT SERVICES — 2.3%
CACI International, Inc. (Class A) (b)	15,651	1,452,100
Cardtronics, Inc. (a) (b)	29,063	977,970
Ciber, Inc. (b)	45,678	160,330
CSG Systems International, Inc. (a)	20,902	752,054
ExlService Holdings, Inc. (b)	21,170	951,168
Forrester Research, Inc.	6,732	191,727
Heartland Payment Systems, Inc.	23,819	2,258,517
ManTech International Corp. (Class A)	15,546	470,111
Perficient, Inc. (b)	22,606	387,015
Sykes Enterprises, Inc. (b)	24,936	767,530

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

TeleTech Holdings, Inc.	10,886	$303,828
Virtusa Corp. (b)	17,637	729,114

		9,401,464

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc. (a)	8,318	136,249
Callaway Golf Co.	58,750	553,425
Sturm Ruger & Co., Inc.	12,213	728,017

		1,417,691

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a) (b)	51,169	516,295
Albany Molecular Research, Inc. (a) (b)	17,443	346,244
Cambrex Corp. (b)	20,257	953,902
Luminex Corp. (a) (b)	25,018	535,135

		2,351,576

MACHINERY — 3.6%
Actuant Corp. (Class A) (a)	38,612	925,144
Albany International Corp. (Class A)	18,438	673,909
Astec Industries, Inc. (a)	12,333	501,953
Barnes Group, Inc.	33,453	1,183,902
Briggs & Stratton Corp. (a)	28,696	496,441
Chart Industries, Inc. (b)	19,964	358,553
CIRCOR International, Inc. (a)	10,714	451,595
EnPro Industries, Inc.	14,074	617,004
ESCO Technologies, Inc.	16,493	596,057
Federal Signal Corp.	39,829	631,290
Greenbrier Cos., Inc.	16,800	548,016
Harsco Corp.	52,533	413,960
Hillenbrand, Inc.	40,336	1,195,156
John Bean Technologies Corp.	18,728	933,216
Lindsay Corp. (a)	7,211	522,076
Lydall, Inc. (b)	11,154	395,744
Mueller Industries, Inc.	36,693	994,380
SPX Corp.	27,345	255,129
SPX FLOW, Inc. (b)	26,345	735,289
Standex International Corp.	8,327	692,390
Tennant Co.	11,442	643,727
Titan International, Inc.	27,944	110,099
Watts Water Technologies, Inc. (Class A)	18,064	897,239

		14,772,269

MARINE — 0.3%
Matson, Inc.	28,145	1,199,821

MEDIA — 0.7%
EW Scripps Co. (Class A)	34,135	648,565
Gannett Co., Inc. (a)	74,494	1,213,507
Harte-Hanks, Inc.	31,221	101,156
Scholastic Corp.	17,064	657,988
Sizmek, Inc. (b)	14,078	51,385

		2,672,601

METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	118,159	264,676
Century Aluminum Co. (a) (b)	32,345	142,965
Haynes International, Inc.	8,069	296,051
Kaiser Aluminum Corp.	11,445	957,489
Materion Corp.	13,172	368,816
Olympic Steel, Inc. (a)	5,863	67,893

Stillwater Mining Co. (a) (b)	77,496	664,141
SunCoke Energy, Inc.	41,995	145,723
TimkenSteel Corp. (a)	25,036	209,802

		3,117,556

MULTI-UTILITIES — 0.8%
Avista Corp.	40,303	1,425,517
NorthWestern Corp.	31,143	1,689,508

		3,115,025

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (a)	23,180	379,457
Tuesday Morning Corp. (a) (b)	28,413	184,684

		564,141

OIL, GAS & CONSUMABLE FUELS — 1.1%
Bill Barrett Corp. (a) (b)	32,202	126,554
Blueknight Energy Partners L.P.	10	56
Bonanza Creek Energy, Inc. (a) (b)	26,711	140,767
Carrizo Oil & Gas, Inc. (a) (b)	35,033	1,036,276
Cloud Peak Energy, Inc. (a) (b)	39,557	82,279
Contango Oil & Gas Co. (b)	11,497	73,696
Green Plains, Inc. (a)	22,783	521,731
Northern Oil and Gas, Inc. (a) (b)	32,808	126,639
PDC Energy, Inc. (a) (b)	25,895	1,382,275
REX American Resources Corp. (a) (b)	3,771	203,898
Rex Energy Corp. (a) (b)	31,866	33,459
Stone Energy Corp. (a) (b)	36,757	157,687
Synergy Resources Corp. (a) (b)	64,632	550,665

		4,435,982

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (b)	24,819	633,629
Clearwater Paper Corp. (b)	11,621	529,104
Deltic Timber Corp. (a)	6,974	410,560
KapStone Paper and Packaging Corp.	55,449	1,252,593
Neenah Paper, Inc.	10,938	682,859
PH Glatfelter Co.	28,500	525,540
Schweitzer-Mauduit International, Inc.	19,571	821,786
Wausau Paper Corp.	27,688	283,248

		5,139,319

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	11,373	270,905
Medifast, Inc.	6,121	185,956

		456,861

PHARMACEUTICALS — 2.3%
ANI Pharmaceuticals, Inc. (a) (b)	4,882	220,300
Depomed, Inc. (a) (b)	38,787	703,208
Impax Laboratories, Inc. (b)	42,893	1,834,105
Lannett Co., Inc. (a) (b)	18,135	727,576
Medicines Co. (b)	44,768	1,671,637
Nektar Therapeutics (a) (b)	86,329	1,454,644
Phibro Animal Health Corp. (Class A) (a)	11,460	345,290
Prestige Brands Holdings, Inc. (b)	34,085	1,754,696
Sagent Pharmaceuticals, Inc. (b)	15,414	245,237
Supernus Pharmaceuticals, Inc. (b)	22,160	297,830

		9,254,523

PROFESSIONAL SERVICES — 1.8%
CDI Corp.	9,365	63,307

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Exponent, Inc.	16,472	$822,776
Heidrick & Struggles International, Inc.	11,265	306,633
Insperity, Inc.	11,905	573,226
Kelly Services, Inc. (Class A)	19,181	309,773
Korn/Ferry International	32,867	1,090,527
Navigant Consulting, Inc. (b)	31,295	502,598
On Assignment, Inc. (b)	30,746	1,382,033
Resources Connection, Inc.	23,752	388,108
TrueBlue, Inc. (b)	26,885	692,558
WageWorks, Inc. (b)	23,095	1,047,820

		7,179,359

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.7%
Acadia Realty Trust (a)	44,680	1,481,142
Agree Realty Corp.	12,524	425,691
American Assets Trust, Inc.	25,298	970,178
Capstead Mortgage Corp.	62,822	549,064
CareTrust REIT, Inc. (a)	31,921	349,535
Cedar Realty Trust, Inc.	48,691	344,732
Chesapeake Lodging Trust	38,286	963,276
CoreSite Realty Corp.	19,672	1,115,796
Cousins Properties, Inc.	132,033	1,245,071
DiamondRock Hospitality Co.	129,908	1,253,612
EastGroup Properties, Inc. (a)	20,826	1,158,134
Education Realty Trust, Inc. (a)	35,852	1,358,074
EPR Properties (a)	38,492	2,249,857
Four Corners Property Trust, Inc. (b)	24,616	594,723
Franklin Street Properties Corp.	58,448	604,937
GEO Group, Inc.	47,732	1,379,932
Getty Realty Corp. (a)	17,376	297,998
Government Properties Income Trust (a)	45,548	722,847
Healthcare Realty Trust, Inc.	65,109	1,843,887
Inland Real Estate Corp.	57,981	615,758
Kite Realty Group Trust	53,895	1,397,497
Lexington Realty Trust (a)	135,829	1,086,632
LTC Properties, Inc.	22,841	985,361
Medical Properties Trust, Inc.	153,117	1,762,377
Parkway Properties, Inc.	52,224	816,261
Pennsylvania Real Estate Investment Trust (a)	44,346	969,847
PS Business Parks, Inc.	12,513	1,094,012
Retail Opportunity Investments Corp.	64,395	1,152,670
Sabra Health Care REIT, Inc. (a)	41,765	844,906
Saul Centers, Inc.	7,466	382,782
Summit Hotel Properties, Inc.	55,543	663,739
Universal Health Realty Income Trust (a)	8,046	402,380
Urstadt Biddle Properties, Inc. (Class A)	17,338	333,583

		31,416,291

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a) (b)	22,336	244,356
RMR Group, Inc. (Class A) (b)	1	14

		244,370

ROAD & RAIL — 0.7%
ArcBest Corp.	16,013	342,518
Celadon Group, Inc.	17,492	172,996

Heartland Express, Inc. (a)	38,756	659,627
Knight Transportation, Inc. (a)	39,436	955,534
Marten Transport, Ltd. (a)	15,942	282,174
Roadrunner Transportation Systems, Inc. (b)	19,503	183,913
Saia, Inc. (a) (b)	16,198	360,406

		2,957,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Energy Industries, Inc. (b)	26,766	755,604
Brooks Automation, Inc.	44,040	470,347
Cabot Microelectronics Corp. (b)	15,433	675,657
CEVA, Inc. (b)	13,067	305,245
Cirrus Logic, Inc. (b)	41,210	1,216,931
Cohu, Inc.	16,639	200,833
Diodes, Inc. (b)	25,458	585,025
DSP Group, Inc. (b)	14,386	135,804
Exar Corp. (b)	30,928	189,589
Kopin Corp. (a) (b)	42,518	115,649
Kulicke & Soffa Industries, Inc. (b)	45,195	527,426
Microsemi Corp. (a) (b)	61,887	2,016,897
MKS Instruments, Inc.	34,206	1,231,416
Monolithic Power Systems, Inc.	23,504	1,497,440
Nanometrics, Inc. (b)	15,440	233,762
Power Integrations, Inc.	18,255	887,741
Rambus, Inc. (a) (b)	74,661	865,321
Rudolph Technologies, Inc. (a) (b)	20,661	293,799
Semtech Corp. (b)	41,580	786,693
Tessera Technologies, Inc.	30,734	922,327
Ultratech, Inc. (a) (b)	16,856	334,086
Veeco Instruments, Inc. (a) (b)	26,655	548,027

		14,795,619

SOFTWARE — 2.6%
Blackbaud, Inc.	29,830	1,964,604
Bottomline Technologies de, Inc. (a) (b)	24,460	727,196
Ebix, Inc. (a)	16,848	552,446
Epiq Systems, Inc.	21,342	278,940
Interactive Intelligence Group, Inc. (a) (b)	11,281	354,449
MicroStrategy, Inc. (Class A) (b)	6,041	1,083,091
Monotype Imaging Holdings, Inc.	25,882	611,850
Progress Software Corp. (b)	32,785	786,840
Rovi Corp. (a) (b)	52,884	881,047
Synchronoss Technologies, Inc. (a) (b)	25,848	910,625
Take-Two Interactive Software, Inc. (a) (b)	54,741	1,907,176
Tangoe, Inc. (a) (b)	24,468	205,287
VASCO Data Security International, Inc. (a) (b)	19,351	323,742

		10,587,293

SPECIALTY RETAIL — 4.1%
Barnes & Noble Education, Inc. (b)	25,884	257,546
Barnes & Noble, Inc. (a)	40,498	352,737
Big 5 Sporting Goods Corp.	11,761	117,492
Buckle, Inc. (a)	18,007	554,255
Caleres, Inc.	28,035	751,899
Cato Corp. (Class A)	16,740	616,367

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Children’s Place, Inc. (a)	13,265	$732,228
Express, Inc. (b)	46,054	795,813
Finish Line, Inc. (Class A)	29,295	529,654
Five Below, Inc. (a) (b)	35,100	1,126,710
Francesca’s Holdings Corp. (b)	26,643	463,855
Genesco, Inc. (b)	14,184	806,077
Group 1 Automotive, Inc.	14,523	1,099,391
Haverty Furniture Cos., Inc.	12,773	273,853
Hibbett Sports, Inc. (a) (b)	14,601	441,534
Kirkland’s, Inc. (a)	10,246	148,567
Lithia Motors, Inc. (Class A)	15,246	1,626,291
Lumber Liquidators Holdings, Inc. (a) (b)	18,113	314,442
MarineMax, Inc. (b)	17,017	313,453
Men’s Wearhouse, Inc.	31,863	467,749
Monro Muffler Brake, Inc. (a)	20,700	1,370,754
Outerwall, Inc. (a)	11,046	403,621
Pep Boys-Manny Moe & Jack (b)	34,460	634,408
Select Comfort Corp. (b)	32,427	694,262
Sonic Automotive, Inc. (Class A)	20,577	468,332
Stage Stores, Inc. (a)	20,507	186,819
Stein Mart, Inc. (a)	19,233	129,438
Vitamin Shoppe, Inc. (a) (b)	18,678	610,771
Zumiez, Inc. (a) (b)	13,149	198,813

		16,487,131

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Electronics For Imaging, Inc. (b)	30,910	1,444,733
QLogic Corp. (b)	53,700	655,140
Super Micro Computer, Inc. (a) (b)	23,743	581,941

		2,681,814

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Crocs, Inc. (a) (b)	47,178	483,103
G-III Apparel Group, Ltd. (b)	25,749	1,139,651
Iconix Brand Group, Inc. (a) (b)	31,540	215,418
Movado Group, Inc.	10,672	274,377
Oxford Industries, Inc.	9,514	607,183
Perry Ellis International, Inc. (b)	7,723	142,258
Steven Madden, Ltd. (b)	36,508	1,103,272
Tumi Holdings, Inc. (a) (b)	36,904	613,713
Unifi, Inc. (b)	9,795	275,729
Wolverine World Wide, Inc.	66,005	1,102,944

		5,957,648

THRIFTS & MORTGAGE FINANCE — 1.6%
Astoria Financial Corp.	58,198	922,438
Bank Mutual Corp.	27,885	217,503
BofI Holding, Inc. (a) (b)	37,256	784,239
Brookline Bancorp, Inc.	46,048	529,552
Dime Community Bancshares, Inc.	19,911	348,244
LendingTree, Inc. (b)	4,635	413,813
Northfield Bancorp, Inc. (a)	29,901	476,024
Northwest Bancshares, Inc.	65,198	873,001
Oritani Financial Corp.	24,426	403,029
Provident Financial Services, Inc.	37,722	760,098
TrustCo Bank Corp.	62,179	381,779
Walker & Dunlop, Inc. (b)	17,456	502,907

		6,612,627

TOBACCO — 0.2%
Universal Corp. (a)	14,588	818,095

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	25,235	1,021,765
DXP Enterprises, Inc. (a) (b)	8,159	186,025
Kaman Corp. (a)	17,330	707,237
Veritiv Corp. (b)	5,263	190,626

		2,105,653

WATER UTILITIES — 0.2%
American States Water Co.	23,577	989,055

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	13,988	256,261

TOTAL COMMON STOCKS (Cost $388,728,208)		404,154,948

SHORT-TERM INVESTMENTS — 17.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	605,019	605,019
State Street Navigator Securities Lending Prime Portfolio (e) (f)	71,000,975	71,000,975

TOTAL SHORT-TERM INVESTMENTS (Cost $71,605,994)		71,605,994

TOTAL INVESTMENTS — 117.4% (g) (Cost $460,334,202)		475,760,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.4)%		(70,477,138)

NET ASSETS — 100.0%		$405,283,804

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	83,130	$1,301,816
American Science & Engineering, Inc. (a)	5,000	206,900
Curtiss-Wright Corp.	36,712	2,514,772
National Presto Industries, Inc.	5,200	430,872
TASER International, Inc. (a) (b)	97,813	1,691,187

		6,145,547

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	38,849	1,670,895

AIRLINES — 1.2%
Allegiant Travel Co.	23,915	4,013,654
Hawaiian Holdings, Inc. (b)	86,402	3,052,583

		7,066,237

AUTO COMPONENTS — 1.4%
Dorman Products, Inc. (a) (b)	37,745	1,791,755
Drew Industries, Inc.	44,007	2,679,586
Gentherm, Inc. (b)	66,094	3,132,856
Motorcar Parts of America, Inc. (b)	20,077	678,803

		8,283,000

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	28,593	569,001

BANKS — 11.0%
Ameris Bancorp (a)	46,936	1,595,355
Banner Corp.	37,138	1,703,149
BBCN Bancorp, Inc.	145,100	2,498,622
Cardinal Financial Corp.	42,290	962,097
Central Pacific Financial Corp.	36,000	792,720
City Holding Co.	15,900	725,676
Columbia Banking System, Inc.	76,891	2,499,726
Community Bank System, Inc.	44,400	1,773,336
CVB Financial Corp. (a)	122,648	2,075,204
First Commonwealth Financial Corp.	105,494	956,830
First Financial Bankshares, Inc. (a)	120,325	3,630,205
First Midwest Bancorp, Inc.	142,169	2,620,175
First NBC Bank Holding Co. (b)	17,295	646,660
Glacier Bancorp, Inc.	91,639	2,431,183
Hanmi Financial Corp.	58,300	1,382,876
Home BancShares, Inc. (a)	111,235	4,507,242
Independent Bank Corp.	33,932	1,578,517
LegacyTexas Financial Group, Inc.	79,942	2,000,149
MB Financial, Inc. (a)	80,907	2,618,960
National Penn Bancshares, Inc.	156,100	1,924,713
NBT Bancorp, Inc.	39,500	1,101,260
Pinnacle Financial Partners, Inc.	64,119	3,293,152
PrivateBancorp, Inc.	144,173	5,913,976
S&T Bancorp, Inc.	40,600	1,251,292
Simmons First National Corp. (Class A)	51,352	2,637,439
Sterling Bancorp	145,900	2,366,498
Talmer Bancorp, Inc. (Class A)	114,564	2,074,754
Texas Capital Bancshares, Inc. (b)	46,818	2,313,745
Tompkins Financial Corp.	15,400	864,864
United Bankshares, Inc. (a)	64,927	2,401,650
United Community Banks, Inc.	75,300	1,467,597
Westamerica Bancorp (a)	19,964	933,317

Wilshire Bancorp, Inc.	87,700	$1,012,935

		66,555,874

BIOTECHNOLOGY — 2.4%
Acorda Therapeutics, Inc. (b)	78,712	3,367,300
Emergent BioSolutions, Inc. (b)	55,428	2,217,674
Ligand Pharmaceuticals, Inc. (a) (b)	33,043	3,582,522
MiMedx Group, Inc. (a) (b)	180,868	1,694,733
Momenta Pharmaceuticals, Inc. (b)	114,287	1,696,019
Repligen Corp. (b)	60,112	1,700,569
Spectrum Pharmaceuticals, Inc. (a) (b)	35,712	215,343

		14,474,160

BUILDING PRODUCTS — 2.3%
AAON, Inc. (a)	74,032	1,719,023
American Woodmark Corp. (b)	24,928	1,993,741
Apogee Enterprises, Inc.	53,068	2,308,989
Gibraltar Industries, Inc. (b)	24,200	615,648
Griffon Corp. (a)	69,400	1,235,320
PGT, Inc. (b)	88,768	1,011,068
Quanex Building Products Corp.	39,000	813,150
Simpson Manufacturing Co., Inc.	46,382	1,583,945
Universal Forest Products, Inc.	36,700	2,509,179

		13,790,063

CAPITAL MARKETS — 2.3%
Evercore Partners, Inc. (Class A)	72,099	3,898,393
Financial Engines, Inc. (a)	93,947	3,163,196
Greenhill & Co., Inc. (a)	17,387	497,442
HFF, Inc. (Class A)	62,764	1,950,077
Interactive Brokers Group, Inc. (Class A)	72,900	3,178,440
Investment Technology Group, Inc.	33,700	573,574
Virtus Investment Partners, Inc. (a)	6,338	744,461

		14,005,583

CHEMICALS — 1.2%
American Vanguard Corp.	22,500	315,225
Balchem Corp.	57,472	3,494,298
Innospec, Inc.	43,900	2,384,209
Quaker Chemical Corp.	11,204	865,621

		7,059,353

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brady Corp. (Class A)	42,000	965,160
G&K Services, Inc. (Class A)	17,881	1,124,715
Healthcare Services Group, Inc. (a)	131,255	4,576,862
Interface, Inc.	120,100	2,298,714
Matthews International Corp. (Class A)	59,955	3,204,595
Mobile Mini, Inc. (a)	43,278	1,347,244
US Ecology, Inc. (a)	39,646	1,444,700

		14,961,990

COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (b)	40,670	810,553
Digi International, Inc. (b)	26,800	304,984
Ixia (b)	69,928	869,205
Lumentum Holdings, Inc. (b)	36,486	803,422
NETGEAR, Inc. (b)	36,200	1,517,142
Ruckus Wireless, Inc. (a) (b)	63,044	675,201
ViaSat, Inc. (a) (b)	50,373	3,073,257

		8,053,764

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 1.0%
Comfort Systems USA, Inc.	68,000	$1,932,560
Dycom Industries, Inc. (a) (b)	59,288	4,147,788

		6,080,348

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (b)	134,763	2,273,452

CONSUMER FINANCE — 0.3%
PRA Group, Inc. (a) (b)	56,280	1,952,353

DISTRIBUTORS — 1.3%
Core-Mark Holding Co., Inc. (a)	22,697	1,859,792
Pool Corp.	77,709	6,277,333

		8,137,125

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
8x8, Inc. (a) (b)	162,816	1,864,243
Atlantic Tele-Network, Inc.	9,800	766,654
Cincinnati Bell, Inc. (b)	237,854	856,274
Consolidated Communications Holdings, Inc. (a)	40,574	850,025
General Communication, Inc. (Class A) (b)	54,148	1,071,048

		5,408,244

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	47,017	2,612,735
Franklin Electric Co., Inc. (a)	28,750	777,113
Vicor Corp. (b)	21,079	192,240

		3,582,088

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a) (b)	12,689	126,763
Badger Meter, Inc. (a)	17,782	1,041,847
Coherent, Inc. (b)	24,300	1,582,173
DTS, Inc. (b)	17,618	397,815
ePlus, Inc. (b)	5,461	509,293
Fabrinet (b)	55,500	1,322,010
II-VI, Inc. (b)	95,900	1,779,904
Littelfuse, Inc.	27,894	2,984,937
Mercury Systems, Inc. (b)	39,100	717,876
Methode Electronics, Inc.	70,145	2,232,715
MTS Systems Corp.	13,262	840,944
OSI Systems, Inc. (b)	33,443	2,965,056

		16,501,333

ENERGY EQUIPMENT & SERVICES — 0.4%
Matrix Service Co. (b)	25,200	517,608
TETRA Technologies, Inc. (b)	79,000	594,080
US Silica Holdings, Inc. (a)	60,328	1,129,943

		2,241,631

FOOD PRODUCTS — 2.1%
B&G Foods, Inc. (a)	105,716	3,702,174
Cal-Maine Foods, Inc. (a)	56,546	2,620,342
Calavo Growers, Inc. (a)	26,920	1,319,080
Diamond Foods, Inc. (b)	27,087	1,044,204
J&J Snack Foods Corp.	17,456	2,036,591
Snyder’s-Lance, Inc.	55,454	1,902,072

		12,624,463

GAS UTILITIES — 1.4%
Piedmont Natural Gas Co., Inc.	144,705	8,251,079

HEALTH CARE EQUIPMENT & SUPPLIES — 7.4%
Abaxis, Inc. (a)	23,781	1,324,126
Abiomed, Inc. (b)	71,181	6,426,221
Analogic Corp.	11,600	958,160
Anika Therapeutics, Inc. (b)	16,565	632,120
Cantel Medical Corp.	65,243	4,054,200
CONMED Corp.	28,708	1,264,587
CryoLife, Inc. (a)	25,197	271,624
Cynosure, Inc. (Class A) (a) (b)	41,479	1,852,867
Greatbatch, Inc. (b)	28,298	1,485,645
Haemonetics Corp. (b)	38,889	1,253,781
ICU Medical, Inc. (b)	18,318	2,065,904
Inogen, Inc. (b)	16,518	662,207
Integra LifeSciences Holdings Corp. (b)	52,598	3,565,092
Masimo Corp. (b)	82,571	3,427,522
Meridian Bioscience, Inc. (a)	51,863	1,064,229
Merit Medical Systems, Inc. (b)	80,600	1,498,354
Natus Medical, Inc. (a) (b)	60,195	2,892,370
Neogen Corp. (b)	68,122	3,850,256
NuVasive, Inc. (b)	89,566	4,846,416
SurModics, Inc. (b)	23,609	478,554
Vascular Solutions, Inc. (b)	31,655	1,088,616

		44,962,851

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aceto Corp. (a)	53,810	1,451,794
Adeptus Health, Inc. (Class A) (b)	14,400	785,088
Air Methods Corp. (a) (b)	35,928	1,506,461
Almost Family, Inc. (b)	15,100	577,273
Amedisys, Inc. (a) (b)	29,441	1,157,620
AMN Healthcare Services, Inc. (b)	87,003	2,701,443
Chemed Corp. (a)	30,776	4,610,245
CorVel Corp. (b)	18,704	821,479
Cross Country Healthcare, Inc. (b)	59,371	973,091
Ensign Group, Inc.	60,830	1,376,583
ExamWorks Group, Inc. (a) (b)	36,355	967,043
HealthEquity, Inc. (b)	36,318	910,492
Landauer, Inc. (a)	9,728	320,246
LHC Group, Inc. (b)	23,600	1,068,844
Providence Service Corp. (b)	13,591	637,690
US Physical Therapy, Inc. (a)	22,697	1,218,375

		21,083,767

HEALTH CARE TECHNOLOGY — 1.9%
Computer Programs & Systems, Inc. (a)	9,402	467,750
HealthStream, Inc. (b)	44,405	976,910
MedAssets, Inc. (b)	74,742	2,312,517
Medidata Solutions, Inc. (b)	101,035	4,980,015
Omnicell, Inc. (a) (b)	64,607	2,007,986
Quality Systems, Inc. (a)	43,767	705,524

		11,450,702

HOTELS, RESTAURANTS & LEISURE — 3.8%
BJ’s Restaurants, Inc. (b)	22,997	999,680
Boyd Gaming Corp. (b)	145,800	2,897,046
DineEquity, Inc. (a)	12,569	1,064,217
Marcus Corp.	19,000	360,430

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Monarch Casino & Resort, Inc. (b)	19,497	$442,972
Papa John’s International, Inc. (a)	52,644	2,941,220
Pinnacle Entertainment, Inc. (b)	111,053	3,455,969
Popeyes Louisiana Kitchen, Inc. (b)	41,035	2,400,548
Red Robin Gourmet Burgers, Inc. (a) (b)	13,000	802,620
Ruth’s Hospitality Group, Inc.	63,841	1,016,349
Scientific Games Corp. (Class A) (a) (b)	42,851	384,373
Sonic Corp.	90,784	2,933,231
Texas Roadhouse, Inc. (a)	85,211	3,047,997

		22,746,652

HOUSEHOLD DURABLES — 2.0%
Helen of Troy, Ltd. (a) (b)	51,263	4,831,538
Installed Building Products, Inc. (a) (b)	30,300	752,349
iRobot Corp. (a) (b)	23,377	827,546
La-Z-Boy, Inc.	44,900	1,096,458
M/I Homes, Inc. (b)	20,700	453,744
Meritage Homes Corp. (a) (b)	67,310	2,287,867
TopBuild Corp. (b)	39,911	1,228,061
Universal Electronics, Inc. (b)	12,422	637,870

		12,115,433

HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	24,426	2,409,625

INSURANCE — 2.4%
AMERISAFE, Inc.	34,863	1,774,527
eHealth, Inc. (b)	10,044	100,239
Employers Holdings, Inc.	58,500	1,597,050
HCI Group, Inc. (a)	9,550	332,817
ProAssurance Corp.	54,300	2,635,179
RLI Corp. (a)	68,809	4,248,956
Selective Insurance Group, Inc.	56,300	1,890,554
United Fire Group, Inc.	21,100	808,341
Universal Insurance Holdings, Inc. (a)	59,139	1,370,842

		14,758,505

INTERNET & CATALOG RETAIL — 0.4%
Blue Nile, Inc. (a) (b)	21,054	781,735
Nutrisystem, Inc.	53,180	1,150,815
PetMed Express, Inc. (a)	22,800	390,792

		2,323,342

INTERNET SOFTWARE & SERVICES — 2.1%
comScore, Inc. (a) (b)	38,905	1,600,941
Constant Contact, Inc. (a) (b)	38,126	1,114,804
DHI Group, Inc. (b)	50,741	465,295
LivePerson, Inc. (b)	31,472	212,436
LogMeIn, Inc. (a) (b)	45,710	3,067,141
Monster Worldwide, Inc. (b)	84,900	486,477
NIC, Inc.	111,349	2,191,348
Stamps.com, Inc. (b)	27,303	2,992,682
XO Group, Inc. (b)	25,346	407,057

		12,538,181

IT SERVICES — 2.9%
Cardtronics, Inc. (a) (b)	58,982	1,984,744
CSG Systems International, Inc. (a)	44,700	1,608,306
ExlService Holdings, Inc. (b)	60,098	2,700,203
Forrester Research, Inc.	9,799	279,076

Heartland Payment Systems, Inc.	67,066	6,359,198
Perficient, Inc. (b)	34,506	590,743
Sykes Enterprises, Inc. (b)	50,400	1,551,312
TeleTech Holdings, Inc.	21,900	611,229
Virtusa Corp. (b)	49,436	2,043,684

		17,728,495

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	106,600	1,004,172
Sturm Ruger & Co., Inc.	34,103	2,032,880

		3,037,052

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Affymetrix, Inc. (a) (b)	145,839	1,471,515
Albany Molecular Research, Inc. (a) (b)	49,223	977,077
Cambrex Corp. (b)	57,539	2,709,511
Luminex Corp. (a) (b)	69,881	1,494,755

		6,652,858

MACHINERY — 2.4%
Albany International Corp. (Class A)	26,254	959,584
Barnes Group, Inc.	50,800	1,797,812
ESCO Technologies, Inc.	24,004	867,505
Federal Signal Corp.	80,466	1,275,386
Hillenbrand, Inc.	79,056	2,342,429
John Bean Technologies Corp.	53,138	2,647,866
Lydall, Inc. (b)	31,114	1,103,925
Standex International Corp.	15,924	1,324,081
Tennant Co.	16,306	917,375
Watts Water Technologies, Inc. (Class A)	21,076	1,046,845

		14,282,808

MARINE — 0.6%
Matson, Inc.	79,492	3,388,744

MEDIA — 0.1%
EW Scripps Co. (Class A)	42,695	811,205

METALS & MINING — 0.3%
AK Steel Holding Corp. (a) (b)	162,200	363,328
Kaiser Aluminum Corp.	20,100	1,681,566

		2,044,894

OIL, GAS & CONSUMABLE FUELS — 1.1%
Blueknight Energy Partners L.P.	120	674
Carrizo Oil & Gas, Inc. (b)	59,365	1,756,017
Northern Oil and Gas, Inc. (a) (b)	44,800	172,928
PDC Energy, Inc. (a) (b)	52,600	2,807,788
Stone Energy Corp. (b)	29,200	125,268
Synergy Resources Corp. (a) (b)	186,729	1,590,931

		6,453,606

PAPER & FOREST PRODUCTS — 0.8%
Deltic Timber Corp. (a)	19,945	1,174,162
KapStone Paper and Packaging Corp.	103,234	2,332,056
Neenah Paper, Inc.	17,682	1,103,888
Wausau Paper Corp.	27,553	281,867

		4,891,973

PERSONAL PRODUCTS — 0.0% (c)
Medifast, Inc.	7,631	231,830

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 3.9%
ANI Pharmaceuticals, Inc. (a) (b)	6,867	$309,874
Depomed, Inc. (a) (b)	110,318	2,000,065
Impax Laboratories, Inc. (a) (b)	120,858	5,167,888
Lannett Co., Inc. (a) (b)	50,670	2,032,881
Medicines Co. (a) (b)	74,783	2,792,397
Nektar Therapeutics (a) (b)	243,431	4,101,812
Phibro Animal Health Corp. (Class A) (a)	34,221	1,031,079
Prestige Brands Holdings, Inc. (b)	96,257	4,955,310
Sagent Pharmaceuticals, Inc. (b)	20,976	333,728
Supernus Pharmaceuticals, Inc. (b)	66,290	890,938

		23,615,972

PROFESSIONAL SERVICES — 2.6%
Exponent, Inc.	46,982	2,346,751
Heidrick & Struggles International, Inc.	31,500	857,430
Insperity, Inc.	18,600	895,590
Korn/Ferry International	93,445	3,100,505
Navigant Consulting, Inc. (b)	46,000	738,760
On Assignment, Inc. (b)	86,696	3,896,985
Resources Connection, Inc.	40,700	665,038
TrueBlue, Inc. (b)	76,600	1,973,216
WageWorks, Inc. (b)	26,246	1,190,781

		15,665,056

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.8%
Acadia Realty Trust (a)	125,858	4,172,193
Agree Realty Corp.	20,882	709,779
American Assets Trust, Inc.	49,633	1,903,425
CareTrust REIT, Inc. (a)	64,122	702,136
Cedar Realty Trust, Inc.	83,236	589,311
CoreSite Realty Corp.	55,880	3,169,514
Cousins Properties, Inc.	215,758	2,034,598
DiamondRock Hospitality Co.	197,767	1,908,451
EastGroup Properties, Inc.	31,140	1,731,695
Education Realty Trust, Inc. (a)	101,072	3,828,607
EPR Properties (a)	49,052	2,867,089
Four Corners Property Trust, Inc. (b)	70,200	1,696,032
Getty Realty Corp.	32,300	553,945
Government Properties Income Trust	42,800	679,236
Healthcare Realty Trust, Inc.	183,540	5,197,853
Inland Real Estate Corp.	165,122	1,753,596
LTC Properties, Inc. (a)	40,228	1,735,436
Medical Properties Trust, Inc.	199,530	2,296,590
Pennsylvania Real Estate Investment Trust (a)	49,219	1,076,419
PS Business Parks, Inc.	21,992	1,922,761
Retail Opportunity Investments Corp. (a)	181,453	3,248,009
Saul Centers, Inc.	12,495	640,619
Summit Hotel Properties, Inc.	113,866	1,360,699
Universal Health Realty Income Trust (a)	14,504	725,345
Urstadt Biddle Properties, Inc. (Class A)	25,687	494,218

		46,997,556

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Forestar Group, Inc. (b)	27,600	301,944

ROAD & RAIL — 0.4%
Heartland Express, Inc. (a)	56,275	957,800
Knight Transportation, Inc. (a)	55,016	1,333,038

		2,290,838

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Energy Industries, Inc. (b)	47,200	1,332,456
CEVA, Inc. (b)	37,308	871,515
Cirrus Logic, Inc. (a) (b)	116,183	3,430,884
Cohu, Inc.	28,500	343,995
Exar Corp. (b)	40,927	250,883
Kopin Corp. (a) (b)	98,382	267,599
Microsemi Corp. (b)	174,434	5,684,804
MKS Instruments, Inc.	49,530	1,783,080
Monolithic Power Systems, Inc.	66,362	4,227,923
Nanometrics, Inc. (b)	17,061	258,304
Power Integrations, Inc.	33,194	1,614,224
Rambus, Inc. (a) (b)	212,520	2,463,107
Rudolph Technologies, Inc. (b)	38,100	541,782
Semtech Corp. (b)	46,208	874,255
Tessera Technologies, Inc.	87,551	2,627,405

		26,572,216

SOFTWARE — 3.5%
Blackbaud, Inc.	84,105	5,539,155
Bottomline Technologies de, Inc. (a) (b)	35,771	1,063,472
Ebix, Inc. (a)	47,998	1,573,855
Interactive Intelligence Group, Inc. (a) (b)	14,258	447,986
MicroStrategy, Inc. (Class A) (b)	8,832	1,583,489
Monotype Imaging Holdings, Inc. (a)	42,950	1,015,338
Progress Software Corp. (b)	53,733	1,289,592
Synchronoss Technologies, Inc. (a) (b)	72,408	2,550,934
Take-Two Interactive Software, Inc. (a) (b)	154,369	5,378,216
VASCO Data Security International, Inc. (a) (b)	28,174	471,351

		20,913,388

SPECIALTY RETAIL — 2.2%
Five Below, Inc. (a) (b)	40,800	1,309,680
Francesca’s Holdings Corp. (b)	75,954	1,322,359
Lithia Motors, Inc. (Class A)	43,186	4,606,651
MarineMax, Inc. (a) (b)	27,507	506,679
Monro Muffler Brake, Inc. (a)	58,375	3,865,593
Outerwall, Inc. (a)	19,262	703,833
Select Comfort Corp. (b)	57,262	1,225,979

		13,540,774

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics For Imaging, Inc. (b)	60,017	2,805,195
Super Micro Computer, Inc. (a) (b)	33,412	818,928

		3,624,123

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group, Ltd. (b)	47,539	2,104,076
Oxford Industries, Inc.	15,396	982,573
Steven Madden, Ltd. (a) (b)	51,357	1,552,009

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Tumi Holdings, Inc. (a) (b)	50,326	$836,921

		5,475,579

THRIFTS & MORTGAGE FINANCE — 1.4%
Bank Mutual Corp.	83,505	651,339
BofI Holding, Inc. (a) (b)	104,515	2,200,041
Brookline Bancorp, Inc.	76,789	883,074
LendingTree, Inc. (a) (b)	12,941	1,155,372
Northfield Bancorp, Inc. (a)	83,071	1,322,490
Oritani Financial Corp.	47,213	779,015
Walker & Dunlop, Inc. (b)	49,099	1,414,542

		8,405,873

WATER UTILITIES — 0.3%
American States Water Co.	41,574	1,744,029

TOTAL COMMON STOCKS (Cost $536,735,167)		602,747,454

SHORT-TERM INVESTMENTS — 15.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	1,205,921	1,205,921
State Street Navigator Securities Lending Prime Portfolio (d) (f)	92,135,199	92,135,199

TOTAL SHORT-TERM INVESTMENTS (Cost $93,341,120)		93,341,120

TOTAL INVESTMENTS — 115.3% (g) (Cost $630,076,287)		696,088,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.3)%		(92,167,816)

NET ASSETS — 100.0%		$603,920,758

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net asset.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	47,166	$1,239,994
Aerojet Rocketdyne Holdings, Inc. (a) (b)	26,120	409,039
Aerovironment, Inc. (a) (b)	28,960	853,451
American Science & Engineering, Inc. (b)	6,194	256,308
Cubic Corp.	31,072	1,468,152
Curtiss-Wright Corp.	36,300	2,486,550
Engility Holdings, Inc.	24,184	785,496
Moog, Inc. (Class A) (a)	47,163	2,858,078
National Presto Industries, Inc. (b)	2,788	231,014

		10,588,082

AIR FREIGHT & LOGISTICS — 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	35,030	1,448,140
Echo Global Logistics, Inc. (a) (b)	35,939	732,796
Forward Air Corp.	13,398	576,248
Hub Group, Inc. (Class A) (a)	50,750	1,672,213
UTi Worldwide, Inc. (a) (b)	129,299	908,972

		5,338,369

AIRLINES — 0.4%
Republic Airways Holdings, Inc. (a) (b)	71,254	280,028
SkyWest, Inc.	72,171	1,372,693

		1,652,721

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (a) (b)	14,320	679,770
Motorcar Parts of America, Inc. (a)	10,280	347,567
Standard Motor Products, Inc.	28,079	1,068,406
Superior Industries International, Inc.	32,410	596,992

		2,692,735

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	15,854	315,495

BANKS — 7.5%
Boston Private Financial Holdings, Inc.	119,012	1,349,596
Cardinal Financial Corp.	12,624	287,196
Central Pacific Financial Corp.	16,207	356,878
City Holding Co. (b)	9,227	421,120
Columbia Banking System, Inc.	21,857	710,571
Community Bank System, Inc.	27,291	1,090,003
CVB Financial Corp. (b)	44,351	750,419
First BanCorp (a)	162,653	528,622
First Commonwealth Financial Corp. (b)	43,579	395,262
First Financial Bancorp	87,585	1,582,661
First NBC Bank Holding Co. (a)	8,918	333,444
FNB Corp. (b)	248,146	3,310,268
Glacier Bancorp, Inc.	36,208	960,598
Independent Bank Corp.	10,665	496,136
MB Financial, Inc.	34,978	1,132,238
National Penn Bancshares, Inc.	76,639	944,959
NBT Bancorp, Inc.	30,355	846,297
OFG Bancorp	61,441	449,748
Old National Bancorp	162,378	2,201,846
S&T Bancorp, Inc. (b)	17,529	540,244
Southside Bancshares, Inc.	33,036	793,525
Sterling Bancorp	55,151	894,549

Texas Capital Bancshares, Inc. (a)	28,732	1,419,935
Tompkins Financial Corp. (b)	5,277	296,356
UMB Financial Corp. (b)	59,298	2,760,322
United Bankshares, Inc. (b)	41,393	1,531,127
United Community Banks, Inc.	23,617	460,295
Westamerica Bancorp (b)	20,447	955,897
Wilshire Bancorp, Inc.	31,672	365,812
Wintrust Financial Corp.	68,463	3,321,825

		31,487,749

BIOTECHNOLOGY — 0.2%
Enanta Pharmaceuticals, Inc. (a) (b)	18,352	605,983
Spectrum Pharmaceuticals, Inc. (a) (b)	55,612	335,340

		941,323

BUILDING PRODUCTS — 0.4%
Gibraltar Industries, Inc. (a)	22,739	578,480
Quanex Building Products Corp.	17,624	367,460
Simpson Manufacturing Co., Inc.	21,818	745,085

		1,691,025

CAPITAL MARKETS — 1.1%
Calamos Asset Management, Inc. (Class A)	24,197	234,227
Greenhill & Co., Inc. (b)	24,790	709,242
Interactive Brokers Group, Inc. (Class A)	25,640	1,117,904
INTL. FCStone, Inc. (a)	21,583	722,167
Investment Technology Group, Inc.	21,143	359,854
Piper Jaffray Cos. (a)	21,239	858,056
Virtus Investment Partners, Inc. (b)	4,612	541,725

		4,543,175

CHEMICALS — 3.1%
A Schulman, Inc.	41,708	1,277,933
American Vanguard Corp. (b)	18,680	261,707
Calgon Carbon Corp.	73,264	1,263,804
Flotek Industries, Inc. (a) (b)	75,174	859,991
FutureFuel Corp.	31,862	430,137
Hawkins, Inc. (b)	13,303	475,848
HB Fuller Co.	71,664	2,613,586
Innophos Holdings, Inc.	26,941	780,750
Intrepid Potash, Inc. (a)	78,915	232,799
Koppers Holdings, Inc. (a)	28,794	525,490
Kraton Performance Polymers, Inc. (a)	42,810	711,074
LSB Industries, Inc. (a)	29,284	212,309
Quaker Chemical Corp.	9,907	765,415
Rayonier Advanced Materials, Inc. (b)	60,069	588,076
Stepan Co.	25,939	1,288,909
Tredegar Corp.	34,798	473,949

		12,761,777

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	79,597	2,266,127
Brady Corp. (Class A)	33,578	771,622
Brink’s Co.	69,382	2,002,364
Essendant, Inc.	53,070	1,725,306
G&K Services, Inc. (Class A)	14,351	902,678
Mobile Mini, Inc. (b)	29,530	919,269
Tetra Tech, Inc.	83,705	2,178,004
UniFirst Corp.	21,601	2,250,824

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Viad Corp.	28,243	$797,300

		13,813,494

COMMUNICATIONS EQUIPMENT — 2.2%
ADTRAN, Inc.	70,636	1,216,352
Bel Fuse, Inc. (Class B)	12,376	213,981
Black Box Corp.	21,572	205,581
CalAmp Corp. (a)	19,993	398,461
Comtech Telecommunications Corp.	22,652	455,079
Digi International, Inc. (a)	14,924	169,835
Harmonic, Inc. (a) (b)	121,998	496,532
Ixia (a)	31,557	392,254
Lumentum Holdings, Inc. (a)	38,347	844,401
NETGEAR, Inc. (a)	16,307	683,426
Ruckus Wireless, Inc. (a) (b)	75,826	812,096
ViaSat, Inc. (a) (b)	24,028	1,465,948
Viavi Solutions, Inc. (a)	329,238	2,005,059

		9,359,005

CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	50,813	981,199
EMCOR Group, Inc.	88,657	4,259,082
MYR Group, Inc. (a)	28,852	594,640
Orion Marine Group, Inc. (a) (b)	38,262	159,553

		5,994,474

CONSUMER FINANCE — 1.6%
Cash America International, Inc.	35,618	1,066,759
Encore Capital Group, Inc. (a) (b)	32,942	957,953
Enova International, Inc. (a)	37,434	247,439
EZCORP, Inc. (Class A) (a) (b)	72,653	362,539
First Cash Financial Services, Inc. (a) (b)	39,554	1,480,506
Green Dot Corp. (Class A) (a)	65,917	1,082,357
PRA Group, Inc. (a) (b)	24,342	844,424
World Acceptance Corp. (a) (b)	11,884	440,896

		6,482,873

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	31,197	415,544

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	14,891	1,220,168
VOXX International Corp. (a) (b)	30,260	159,168

		1,379,336

DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a) (b)	22,741	423,210
Capella Education Co.	15,160	700,695
Career Education Corp. (a) (b)	95,221	345,652
Regis Corp. (a) (b)	53,680	759,572
Strayer Education, Inc. (a) (b)	15,444	928,494
Universal Technical Institute, Inc. (b)	32,553	151,697

		3,309,320

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Atlantic Tele-Network, Inc.	7,564	591,732
Cincinnati Bell, Inc. (a)	102,882	370,375
Consolidated Communications Holdings, Inc. (b)	39,584	829,285
Iridium Communications, Inc. (a) (b)	113,109	951,247
Lumos Networks Corp.	32,217	360,830

		3,103,469

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	64,752	3,291,344
El Paso Electric Co.	57,355	2,208,168

		5,499,512

ELECTRICAL EQUIPMENT — 1.6%
Encore Wire Corp.	28,986	1,075,091
EnerSys	62,809	3,512,907
Franklin Electric Co., Inc.	31,814	859,932
General Cable Corp. (b)	68,458	919,391
Powell Industries, Inc.	12,359	321,705
Vicor Corp. (a) (b)	6,915	63,065

		6,752,091

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Agilysys, Inc. (a)	12,320	123,077
Anixter International, Inc. (a)	40,173	2,426,047
Badger Meter, Inc. (b)	6,668	390,678
Benchmark Electronics, Inc. (a)	71,787	1,483,837
Checkpoint Systems, Inc.	61,345	384,633
Coherent, Inc. (a)	15,498	1,009,075
CTS Corp.	45,762	807,242
Daktronics, Inc. (b)	54,166	472,328
DTS, Inc. (a)	10,638	240,206
Electro Scientific Industries, Inc. (a)	38,691	200,806
ePlus, Inc. (a)	3,941	367,538
FARO Technologies, Inc. (a) (b)	24,379	719,668
Insight Enterprises, Inc. (a)	52,762	1,325,381
Itron, Inc. (a) (b)	53,812	1,946,918
Littelfuse, Inc.	9,732	1,041,421
Mercury Systems, Inc. (a)	16,230	297,983
MTS Systems Corp. (b)	10,568	670,117
Newport Corp. (a)	53,996	856,917
Park Electrochemical Corp.	28,373	427,297
Plexus Corp. (a)	47,427	1,656,151
Rofin-Sinar Technologies, Inc. (a)	39,738	1,064,184
Rogers Corp. (a)	25,557	1,317,974
Sanmina Corp. (a)	111,163	2,287,735
ScanSource, Inc. (a)	38,055	1,226,132
TTM Technologies, Inc. (a) (b)	90,244	587,488

		23,330,833

ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	97,246	731,290
Basic Energy Services, Inc. (a) (b)	59,497	159,452
Bristow Group, Inc. (b)	49,786	1,289,457
CARBO Ceramics, Inc. (b)	27,362	470,626
Era Group, Inc. (a)	27,024	301,318
Exterran Corp. (a)	49,237	790,254
Geospace Technologies Corp. (a) (b)	18,466	259,817
Gulf Island Fabrication, Inc.	18,713	195,738
Gulfmark Offshore, Inc. (Class A) (b)	38,533	179,949
Helix Energy Solutions Group, Inc. (a) (b)	138,315	727,537
Hornbeck Offshore Services, Inc. (a) (b)	44,647	443,791
Matrix Service Co. (a)	17,872	367,091
Newpark Resources, Inc. (a) (b)	117,904	622,533
Pioneer Energy Services Corp. (a) (b)	90,344	196,046
SEACOR Holdings, Inc. (a) (b)	22,391	1,176,871

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Tesco Corp. (b)	54,676	$395,854
TETRA Technologies, Inc. (a)	51,717	388,912
Tidewater, Inc. (b)	68,032	473,503
Unit Corp. (a) (b)	70,636	861,759
US Silica Holdings, Inc.	28,434	532,569

		10,564,367

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc. (b)	36,538	1,155,697
SpartanNash Co.	53,570	1,159,255

		2,314,952

FOOD PRODUCTS — 1.8%
Darling Ingredients, Inc. (a)	233,438	2,455,768
Diamond Foods, Inc. (a)	16,357	630,562
J&J Snack Foods Corp.	7,262	847,258
Sanderson Farms, Inc. (b)	27,976	2,168,700
Seneca Foods Corp. (Class A) (a)	8,478	245,692
Snyder’s-Lance, Inc.	31,388	1,076,608

		7,424,588

GAS UTILITIES — 3.7%
Laclede Group, Inc. (b)	61,284	3,640,882
New Jersey Resources Corp.	121,359	3,999,992
Northwest Natural Gas Co. (b)	38,831	1,965,237
South Jersey Industries, Inc.	97,911	2,302,867
Southwest Gas Corp.	67,030	3,697,375

		15,606,353

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (b)	11,660	649,229
Analogic Corp. (b)	8,532	704,743
AngioDynamics, Inc. (a)	37,126	450,710
Anika Therapeutics, Inc. (a)	7,774	296,656
CONMED Corp.	14,074	619,960
CryoLife, Inc.	18,843	203,127
Greatbatch, Inc. (a)	13,329	699,772
Haemonetics Corp. (a) (b)	41,866	1,349,760
ICU Medical, Inc. (a)	6,040	681,191
Inogen, Inc. (a)	7,629	305,847
Invacare Corp.	41,897	728,589
Meridian Bioscience, Inc. (b)	18,766	385,078

		7,074,662

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Adeptus Health, Inc. (Class A) (a)	5,900	321,668
Air Methods Corp. (a) (b)	22,518	944,180
Amedisys, Inc. (a) (b)	17,091	672,018
Ensign Group, Inc.	20,048	453,686
ExamWorks Group, Inc. (a) (b)	27,922	742,725
Hanger, Inc. (a)	49,429	813,107
HealthEquity, Inc. (a)	20,993	526,295
Healthways, Inc. (a) (b)	43,922	565,276
Kindred Healthcare, Inc.	119,204	1,419,720
Landauer, Inc. (b)	4,590	151,103
Magellan Health, Inc. (a)	36,265	2,236,100
PharMerica Corp. (a)	43,290	1,515,150
Providence Service Corp. (a)	8,070	378,644
Select Medical Holdings Corp. (b)	148,973	1,774,268

		12,513,940

HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs & Systems, Inc. (b)	7,550	375,612
HMS Holdings Corp. (a)	122,271	1,508,824
MedAssets, Inc. (a)	25,768	797,262
Quality Systems, Inc.	28,630	461,516

		3,143,214

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)	1,480	482,214
BJ’s Restaurants, Inc. (a)	11,252	489,124
Bob Evans Farms, Inc.	29,790	1,157,341
DineEquity, Inc. (b)	14,056	1,190,122
Interval Leisure Group, Inc. (b)	54,787	855,225
Marcus Corp.	11,950	226,692
Marriott Vacations Worldwide Corp.	38,344	2,183,691
Red Robin Gourmet Burgers, Inc. (a) (b)	9,581	591,531
Ruby Tuesday, Inc. (a)	86,812	478,334
Scientific Games Corp. (Class A) (a) (b)	37,128	333,038
Texas Roadhouse, Inc. (b)	23,012	823,139

		8,810,451

HOUSEHOLD DURABLES — 1.0%
Ethan Allen Interiors, Inc. (b)	36,661	1,019,909
iRobot Corp. (a) (b)	22,789	806,731
La-Z-Boy, Inc.	35,882	876,238
M/I Homes, Inc. (a)	18,674	409,334
TopBuild Corp. (a)	22,136	681,125
Universal Electronics, Inc. (a)	10,740	551,499

		4,344,836

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	13,853	187,292
Central Garden & Pet Co. (Class A) (a)	45,738	622,037

		809,329

INSURANCE — 3.3%
American Equity Investment Life Holding Co. (b)	115,494	2,775,321
eHealth, Inc. (a)	15,636	156,047
HCI Group, Inc. (b)	5,318	185,332
Horace Mann Educators Corp.	57,759	1,916,444
Infinity Property & Casualty Corp.	15,811	1,300,139
Navigators Group, Inc. (a)	15,562	1,335,064
ProAssurance Corp.	33,238	1,613,040
Safety Insurance Group, Inc.	20,027	1,129,122
Selective Insurance Group, Inc.	37,472	1,258,310
Stewart Information Services Corp.	31,660	1,181,868
United Fire Group, Inc.	13,242	507,301
United Insurance Holdings Corp. (b)	25,032	428,047

		13,786,035

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a) (b)	25,742	673,668
PetMed Express, Inc. (b)	10,736	184,015

		857,683

INTERNET SOFTWARE & SERVICES — 0.8%
Blucora, Inc. (a)	57,407	562,589
comScore, Inc. (a)	15,444	635,521

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Constant Contact, Inc. (a) (b)	15,752	$460,588
DHI Group, Inc. (a)	20,048	183,840
Liquidity Services, Inc. (a)	34,193	222,255
LivePerson, Inc. (a)	44,927	303,257
Monster Worldwide, Inc. (a) (b)	62,622	358,824
QuinStreet, Inc. (a) (b)	49,787	213,586
XO Group, Inc. (a)	13,831	222,126

		3,162,586

IT SERVICES — 1.6%
CACI International, Inc. (Class A) (a)	34,287	3,181,148
Cardtronics, Inc. (a) (b)	17,592	591,971
Ciber, Inc. (a)	100,113	351,397
CSG Systems International, Inc. (b)	11,405	410,352
Forrester Research, Inc.	6,389	181,959
ManTech International Corp. (Class A)	34,785	1,051,898
Perficient, Inc. (a)	22,963	393,126
Sykes Enterprises, Inc. (a)	15,771	485,431
TeleTech Holdings, Inc.	6,190	172,763

		6,820,045

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	18,178	297,756
Callaway Golf Co.	44,053	414,979

		712,735

MACHINERY — 5.1%
Actuant Corp. (Class A) (b)	84,664	2,028,549
Albany International Corp. (Class A)	20,218	738,968
Astec Industries, Inc.	26,437	1,075,986
Barnes Group, Inc.	33,277	1,177,673
Briggs & Stratton Corp. (b)	63,030	1,090,419
Chart Industries, Inc. (a)	42,755	767,880
CIRCOR International, Inc. (b)	23,080	972,822
EnPro Industries, Inc.	31,254	1,370,175
ESCO Technologies, Inc.	17,699	639,642
Federal Signal Corp.	25,252	400,244
Greenbrier Cos., Inc.	37,000	1,206,940
Harsco Corp.	112,239	884,443
Hillenbrand, Inc.	27,308	809,136
Lindsay Corp. (b)	16,120	1,167,088
Mueller Industries, Inc.	81,016	2,195,534
SPX Corp.	57,120	532,930
SPX FLOW, Inc. (a)	58,408	1,630,167
Standex International Corp.	6,024	500,896
Tennant Co.	12,448	700,324
Titan International, Inc. (b)	61,034	240,474
Watts Water Technologies, Inc. (Class A)	23,292	1,156,914

		21,287,204

MEDIA — 1.3%
EW Scripps Co. (Class A)	41,730	792,870
Gannett Co., Inc. (b)	162,977	2,654,895
Harte-Hanks, Inc.	66,046	213,989
Scholastic Corp.	37,839	1,459,072
Sizmek, Inc. (a)	25,836	94,302

		5,215,128

METALS & MINING — 1.2%
AK Steel Holding Corp. (a) (b)	124,618	279,144
Century Aluminum Co. (a) (b)	69,448	306,960

Haynes International, Inc.	17,478	641,268
Kaiser Aluminum Corp.	9,454	790,922
Materion Corp.	28,061	785,708
Olympic Steel, Inc. (b)	14,009	162,224
Stillwater Mining Co. (a) (b)	171,967	1,473,757
SunCoke Energy, Inc. (b)	89,620	310,981
TimkenSteel Corp. (b)	53,217	445,959

		5,196,923

MULTI-UTILITIES — 1.6%
Avista Corp. (b)	88,233	3,120,801
NorthWestern Corp. (b)	68,098	3,694,317

		6,815,118

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (b)	49,092	803,636
Tuesday Morning Corp. (a)	62,084	403,546

		1,207,182

OIL, GAS & CONSUMABLE FUELS — 1.1%
Bill Barrett Corp. (a) (b)	69,978	275,014
Bonanza Creek Energy, Inc. (a) (b)	57,117	301,007
Carrizo Oil & Gas, Inc. (a)	30,378	898,581
Cloud Peak Energy, Inc. (a) (b)	85,733	178,325
Contango Oil & Gas Co. (a) (b)	24,454	156,750
Green Plains, Inc. (b)	50,795	1,163,206
Northern Oil and Gas, Inc. (a) (b)	38,804	149,783
PDC Energy, Inc. (a) (b)	15,701	838,119
REX American Resources Corp. (a) (b)	8,049	435,209
Rex Energy Corp. (a) (b)	62,381	65,500
Stone Energy Corp. (a) (b)	57,592	247,070

		4,708,564

PAPER & FOREST PRODUCTS — 1.8%
Boise Cascade Co. (a)	55,174	1,408,592
Clearwater Paper Corp. (a)	25,374	1,155,278
KapStone Paper and Packaging Corp.	40,810	921,898
Neenah Paper, Inc.	9,820	613,063
PH Glatfelter Co.	60,839	1,121,871
Schweitzer-Mauduit International, Inc.	43,241	1,815,690
Wausau Paper Corp.	35,687	365,078

		7,401,470

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	23,861	568,369
Medifast, Inc.	7,203	218,827

		787,196

PHARMACEUTICALS — 0.5%
ANI Pharmaceuticals, Inc. (a) (b)	5,334	240,697
Medicines Co. (a)	40,481	1,511,560
Sagent Pharmaceuticals, Inc. (a)	17,388	276,643

		2,028,900

PROFESSIONAL SERVICES — 0.9%
CDI Corp. (b)	22,440	151,695
Insperity, Inc.	11,715	564,077
Kelly Services, Inc. (Class A)	41,628	672,292
Navigant Consulting, Inc. (a)	31,367	503,754
Resources Connection, Inc.	20,795	339,790
WageWorks, Inc. (a)	30,737	1,394,538

		3,626,146

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.8%
Agree Realty Corp.	11,762	$399,790
American Assets Trust, Inc.	17,182	658,930
Capstead Mortgage Corp.	136,519	1,193,176
CareTrust REIT, Inc. (b)	18,206	199,356
Cedar Realty Trust, Inc. (b)	40,913	289,664
Chesapeake Lodging Trust	84,564	2,127,630
Cousins Properties, Inc.	122,074	1,151,158
DiamondRock Hospitality Co.	131,484	1,268,821
EastGroup Properties, Inc.	21,573	1,199,675
EPR Properties	46,592	2,723,302
Franklin Street Properties Corp.	126,902	1,313,436
GEO Group, Inc.	104,448	3,019,592
Getty Realty Corp. (b)	11,730	201,169
Government Properties Income Trust (b)	66,777	1,059,751
Kite Realty Group Trust	117,968	3,058,910
Lexington Realty Trust (b)	300,184	2,401,472
LTC Properties, Inc. (b)	18,915	815,993
Medical Properties Trust, Inc.	182,210	2,097,237
Parkway Properties, Inc.	115,683	1,808,125
Pennsylvania Real Estate Investment Trust (b)	60,131	1,315,065
PS Business Parks, Inc.	10,525	920,201
Sabra Health Care REIT, Inc.	92,434	1,869,940
Saul Centers, Inc.	6,442	330,281
Summit Hotel Properties, Inc.	34,005	406,360
Universal Health Realty Income Trust	6,034	301,760
Urstadt Biddle Properties, Inc. (Class A)	17,509	336,873

		32,467,667

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a) (b)	25,879	283,116

ROAD & RAIL — 1.1%
ArcBest Corp.	34,162	730,725
Celadon Group, Inc.	39,060	386,303
Heartland Express, Inc. (b)	41,526	706,773
Knight Transportation, Inc.	43,980	1,065,636
Marten Transport, Ltd.	33,399	591,162
Roadrunner Transportation Systems, Inc. (a)	42,395	399,785
Saia, Inc. (a)	34,980	778,305

		4,658,689

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	21,248	599,831
Brooks Automation, Inc.	94,734	1,011,759
Cabot Microelectronics Corp. (a)	34,232	1,498,677
Cohu, Inc.	12,898	155,679
Diodes, Inc. (a)	55,313	1,271,093
DSP Group, Inc. (a)	30,288	285,919
Exar Corp. (a)	35,082	215,052
Kulicke & Soffa Industries, Inc. (a)	100,690	1,175,052
MKS Instruments, Inc.	37,122	1,336,392
Nanometrics, Inc. (a)	21,227	321,377
Power Integrations, Inc.	14,352	697,938
Rudolph Technologies, Inc. (a) (b)	14,385	204,555
Semtech Corp. (a)	55,501	1,050,079

Ultratech, Inc. (a) (b)	37,036	734,053
Veeco Instruments, Inc. (a) (b)	57,400	1,180,144

		11,737,600

SOFTWARE — 1.6%
Bottomline Technologies de, Inc. (a) (b)	25,120	746,818
Epiq Systems, Inc.	45,155	590,176
Interactive Intelligence Group, Inc. (a) (b)	13,423	421,751
MicroStrategy, Inc. (Class A) (a)	6,340	1,136,698
Monotype Imaging Holdings, Inc.	22,952	542,585
Progress Software Corp. (a)	27,393	657,432
Rovi Corp. (a) (b)	117,382	1,955,584
Tangoe, Inc. (a) (b)	52,474	440,257
VASCO Data Security International, Inc. (a) (b)	19,946	333,696

		6,824,997

SPECIALTY RETAIL — 6.1%
Barnes & Noble Education, Inc. (a) (b)	54,656	543,827
Barnes & Noble, Inc. (b)	86,743	755,531
Big 5 Sporting Goods Corp.	25,863	258,371
Buckle, Inc. (b)	40,111	1,234,617
Caleres, Inc.	62,051	1,664,208
Cato Corp. (Class A)	37,246	1,371,398
Children’s Place, Inc. (b)	28,868	1,593,514
Express, Inc. (a)	102,117	1,764,582
Finish Line, Inc. (Class A)	63,972	1,156,614
Five Below, Inc. (a) (b)	45,804	1,470,308
Genesco, Inc. (a)	31,291	1,778,267
Group 1 Automotive, Inc.	31,893	2,414,300
Haverty Furniture Cos., Inc.	28,172	604,008
Hibbett Sports, Inc. (a) (b)	31,896	964,535
Kirkland’s, Inc.	22,022	319,319
Lumber Liquidators Holdings, Inc. (a) (b)	37,902	657,979
MarineMax, Inc. (a) (b)	15,749	290,097
Men’s Wearhouse, Inc. (b)	67,744	994,482
Outerwall, Inc. (b)	9,410	343,841
Pep Boys-Manny Moe & Jack (a)	76,684	1,411,752
Select Comfort Corp. (a)	27,000	578,070
Sonic Automotive, Inc. (Class A)	45,013	1,024,496
Stage Stores, Inc. (b)	44,808	408,201
Stein Mart, Inc. (b)	40,906	275,297
Vitamin Shoppe, Inc. (a) (b)	41,481	1,356,429
Zumiez, Inc. (a)	28,024	423,723

		25,657,766

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Electronics For Imaging, Inc. (a)	20,762	970,416
QLogic Corp. (a)	119,233	1,454,642
Super Micro Computer, Inc. (a)	25,672	629,221

		3,054,279

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Crocs, Inc. (a) (b)	105,063	1,075,845
G-III Apparel Group, Ltd. (a)	19,638	869,178
Iconix Brand Group, Inc. (a) (b)	67,812	463,156
Movado Group, Inc.	22,957	590,225

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Oxford Industries, Inc.	8,578	$547,448
Perry Ellis International, Inc. (a)	16,586	305,514
Steven Madden, Ltd. (a) (b)	40,110	1,212,124
Tumi Holdings, Inc. (a) (b)	40,226	668,958
Unifi, Inc. (a)	20,953	589,827
Wolverine World Wide, Inc.	145,814	2,436,552

		8,758,827

THRIFTS & MORTGAGE FINANCE — 1.9%
Astoria Financial Corp.	128,680	2,039,578
Brookline Bancorp, Inc.	39,283	451,755
Dime Community Bancshares, Inc.	42,809	748,729
Northwest Bancshares, Inc.	144,426	1,933,864
Oritani Financial Corp.	16,265	268,373
Provident Financial Services, Inc.	83,610	1,684,741
TrustCo Bank Corp.	133,184	817,750

		7,944,790

TOBACCO — 0.4%
Universal Corp. (b)	32,207	1,806,169

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	55,733	2,256,629
DXP Enterprises, Inc. (a) (b)	17,765	405,042
Kaman Corp. (b)	38,518	1,571,920
Veritiv Corp. (a) (b)	11,466	415,298

		4,648,889

WATER UTILITIES — 0.2%
American States Water Co.	19,522	818,948

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	29,466	539,817

TOTAL COMMON STOCKS (Cost $435,612,800)		416,873,563

SHORT-TERM INVESTMENTS — 18.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	968,127	968,127
State Street Navigator Securities Lending Prime Portfolio (d) (e)	74,616,871	74,616,871

TOTAL SHORT-TERM INVESTMENTS (Cost $75,584,998)		75,584,998

TOTAL INVESTMENTS — 117.8% (f) (Cost $511,197,798)		492,458,561
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%		(74,251,758)

NET ASSETS — 100.0%		$418,206,803

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	37,104	$482,131
National Australia Bank, Ltd.	29,153	640,550

		1,122,681

BELGIUM — 0.8%
Anheuser-Busch InBev SA	5,833	724,883

BRAZIL — 0.6%
Petroleo Brasileiro SA (Preference Shares) (a)	1,500	2,540
Petroleo Brasileiro SA ADR (a)	156,951	533,634

		536,174

CANADA — 1.1%
Potash Corp. of Saskatchewan, Inc.	25,027	426,996
Royal Bank of Canada (b)	11,396	608,317

		1,035,313

CHINA — 3.9%
China Construction Bank Corp. (Class H)	890,461	610,098
China Mobile, Ltd.	52,521	592,967
China Petroleum & Chemical Corp. (Class H)	934,744	564,454
Industrial & Commercial Bank of China, Ltd. (Class H)	1,024,016	618,361
PetroChina Co., Ltd. (Class H)	837,431	548,912
Tencent Holdings, Ltd.	37,770	743,202

		3,677,994

DENMARK — 0.9%
Vestas Wind Systems A/S	11,598	816,780

FINLAND — 0.7%
Sampo Oyj (Class A)	12,378	631,972

FRANCE — 5.7%
Air Liquide SA	5,234	589,322
BNP Paribas SA	9,906	562,041
Carrefour SA	20,472	592,662
Cie de Saint-Gobain	13,498	584,316
Engie SA	36,029	638,933
LVMH Moet Hennessy Louis Vuitton SE	3,714	584,602
Societe Generale SA	12,990	600,707
TOTAL SA	13,756	616,629
Vinci SA	9,494	609,930

		5,379,142

GERMANY — 4.8%
Allianz SE	3,913	695,201
BASF SE	7,911	607,748
Daimler AG	7,482	630,547
Deutsche Bank AG	21,469	525,323
E.ON SE	64,421	624,996
SAP SE	9,504	757,589
Siemens AG	6,436	628,389

		4,469,793

HONG KONG — 0.7%
CLP Holdings, Ltd.	75,334	640,084

INDIA — 1.4%
Infosys, Ltd. ADR	35,071	587,439
Reliance Industries, Ltd.	7,452	114,287

Reliance Industries, Ltd. GDR (c)	20,277	620,476

		1,322,202

ITALY — 1.2%
Assicurazioni Generali SpA	33,534	616,362
UniCredit SpA	96,534	538,481

		1,154,843

JAPAN — 9.9%
Bridgestone Corp.	18,149	629,735
Canon, Inc. (b)	20,621	629,969
Honda Motor Co., Ltd.	20,075	652,506
Komatsu, Ltd.	37,403	619,367
Mitsubishi Corp.	33,689	567,948
Mitsubishi UFJ Financial Group, Inc.	97,047	610,784
Mitsui & Co., Ltd.	48,351	581,000
Mizuho Financial Group, Inc.	313,341	634,262
Nippon Steel & Sumitomo Metal Corp. (b)	30,500	612,561
Panasonic Corp.	58,344	601,652
Seven & i Holdings Co., Ltd.	14,896	687,251
SoftBank Group Corp.	11,500	586,878
Sony Corp.	23,562	587,997
Takeda Pharmaceutical Co., Ltd.	13,109	660,926
Toyota Motor Corp.	10,674	664,424

		9,327,260

LUXEMBOURG — 0.4%
ArcelorMittal (b)	87,415	370,055

MEXICO — 0.6%
America Movil SAB de CV (Series L) (b)	742,030	520,718

NETHERLANDS — 0.6%
Royal Dutch Shell PLC (Class A)	24,678	565,509

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	180,665	651,767

RUSSIA — 0.6%
Gazprom PAO ADR	150,354	555,182

SOUTH AFRICA — 1.2%
MTN Group, Ltd.	50,717	434,951
Naspers, Ltd. (Class N)	5,143	703,634

		1,138,585

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	1,302	692,013

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	69,907	511,759
Banco Santander SA	108,465	537,049
Telefonica SA	47,232	525,139

		1,573,947

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	62,928	614,307

SWITZERLAND — 4.5%
ABB, Ltd. (a)	33,255	596,663
Credit Suisse Group AG (a)	24,025	520,582
Nestle SA	8,443	628,797
Novartis AG	6,473	561,295
Roche Holding AG	2,342	646,682
Syngenta AG	1,793	702,691

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

UBS Group AG	30,243	$589,754

		4,246,464

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,515	694,216

UNITED KINGDOM — 6.0%
Anglo American PLC (b)	56,122	247,700
AstraZeneca PLC	9,409	640,213
BAE Systems PLC	89,240	657,128
BP PLC	120,869	630,647
GlaxoSmithKline PLC	31,143	630,230
HSBC Holdings PLC	79,307	626,767
National Grid PLC	47,407	655,061
Rio Tinto PLC	16,922	493,714
Tesco PLC (a)	222,279	489,787
Vodafone Group PLC	180,014	586,363

		5,657,610

UNITED STATES — 48.4%
3M Co.	4,415	665,076
Abbott Laboratories	14,352	644,548
Alcoa, Inc.	64,333	634,967
Alphabet, Inc. (Class C) (a)	470	356,674
Alphabet, Inc. (Class A) (a)	469	364,887
Amazon.com, Inc. (a)	1,181	798,226
American Express Co.	8,194	569,893
American International Group, Inc.	10,652	660,104
Amgen, Inc.	4,099	665,391
Apple, Inc.	5,454	574,088
AT&T, Inc.	18,948	652,001
Bank of America Corp.	38,741	652,011
Bank of New York Mellon Corp. (b)	15,679	646,288
Baxter International, Inc.	17,181	655,455
Berkshire Hathaway, Inc. (Class B) (a)	4,668	616,363
Boeing Co.	4,638	670,608
Carnival Corp.	12,089	658,609
Caterpillar, Inc. (b)	8,545	580,718
Chevron Corp.	8,197	737,402
Cisco Systems, Inc.	23,814	646,669
Coca-Cola Co.	16,344	702,138
Colgate-Palmolive Co.	9,982	665,001
ConocoPhillips (b)	13,154	614,160
CVS Health Corp.	6,107	597,081
Deere & Co. (b)	7,861	599,559
Duke Energy Corp.	9,081	648,293
E.I. du Pont de Nemours & Co.	12,813	853,346
eBay, Inc. (a) (b)	23,657	650,094
Express Scripts Holding Co. (a) (b)	7,348	642,289
Exxon Mobil Corp.	8,564	667,564
Facebook, Inc. (Class A) (a)	6,755	706,978
FedEx Corp.	4,076	607,283
General Electric Co.	24,875	774,856
Gilead Sciences, Inc.	5,675	574,253
Goldman Sachs Group, Inc.	3,358	605,212
Home Depot, Inc.	5,324	704,099
Honeywell International, Inc.	6,183	640,373
HP, Inc.	46,700	552,928
Intel Corp.	21,071	725,896
International Business Machines Corp.	4,134	568,921

Johnson & Johnson	6,630	681,034
JPMorgan Chase & Co.	9,901	653,763
McDonald’s Corp.	6,340	749,008
Medtronic PLC	8,871	682,357
Merck & Co., Inc.	11,763	621,322
Microsoft Corp.	14,324	794,696
Mondelez International, Inc. (Class A) (b)	14,541	652,018
Monsanto Co.	6,672	657,325
NextEra Energy, Inc.	6,478	672,999
NIKE, Inc. (Class B)	11,034	689,625
Pfizer, Inc.	18,873	609,220
Philip Morris International, Inc.	7,806	686,226
Priceline Group, Inc. (a)	467	595,402
Procter & Gamble Co.	9,052	718,819
QUALCOMM, Inc.	11,369	568,280
Schlumberger, Ltd.	8,404	586,179
Southwest Airlines Co.	16,083	692,534
Starbucks Corp.	10,984	659,370
Time Warner, Inc.	8,835	571,359
Travelers Cos., Inc. (b)	6,178	697,249
Twenty-First Century Fox, Inc. (Class A)	23,490	637,988
Union Pacific Corp.	7,218	564,448
United Parcel Service, Inc. (Class B)	6,370	612,985
United Technologies Corp.	6,693	642,997
UnitedHealth Group, Inc.	5,238	616,198
Verizon Communications, Inc.	13,612	629,147
Visa, Inc. (Class A) (b)	8,738	677,632
Wal-Mart Stores, Inc.	9,650	591,545
Walt Disney Co.	5,953	625,541
Wells Fargo & Co.	11,836	643,405
Williams Cos., Inc. (b)	14,462	371,673

		45,402,646

TOTAL COMMON STOCKS (Cost $93,839,292)		93,522,140

SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.08% (d) (e)	98,724	98,724
State Street Navigator Securities Lending Prime Portfolio (d) (f)	5,061,928	5,061,928

TOTAL SHORT-TERM INVESTMENTS (Cost $5,160,652)		5,160,652

TOTAL INVESTMENTS — 105.2% (g) (Cost $98,999,944)		98,682,792
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(4,853,264)

NET ASSETS — 100.0%		$93,829,528

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. Security, which represent 0.7% of net assets as of December 31, 2015, security considered liquid based upon procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown represents the rate at December 31, 2015.
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
DIVERSIFIED REIT’S — 3.0%
Cousins Properties, Inc.	1,085,579	$10,237,010
Duke Realty Corp.	1,843,220	38,744,485
First Potomac Realty Trust (a)	307,812	3,509,057
Liberty Property Trust	786,582	24,423,371
PS Business Parks, Inc.	103,524	9,051,103
Washington Real Estate Investment Trust (a)	362,899	9,820,047

		95,785,073

HEALTH CARE REITS — 11.9%
Care Capital Properties, Inc.	445,348	13,614,288
HCP, Inc.	2,481,416	94,889,348
Healthcare Realty Trust, Inc.	535,658	15,169,835
LTC Properties, Inc.	189,341	8,168,171
Senior Housing Properties Trust	1,263,985	18,757,537
Universal Health Realty Income Trust	65,008	3,251,050
Ventas, Inc.	1,776,768	100,263,018
Welltower, Inc.	1,888,147	128,450,641

		382,563,888

HOTEL & RESORT REITS — 5.8%
Apple Hospitality REIT, Inc. (a)	834,357	16,662,109
Ashford Hospitality Prime, Inc.	138,517	2,008,496
Ashford Hospitality Trust, Inc. (a)	431,948	2,725,592
DiamondRock Hospitality Co.	1,068,454	10,310,581
FelCor Lodging Trust, Inc.	705,285	5,148,580
Hersha Hospitality Trust	245,084	5,333,028
Hospitality Properties Trust	806,618	21,093,061
Host Hotels & Resorts, Inc.	4,011,176	61,531,440
LaSalle Hotel Properties (a)	601,050	15,122,418
Pebblebrook Hotel Trust (a)	382,479	10,717,062
RLJ Lodging Trust	669,309	14,477,154
Sunstone Hotel Investors, Inc.	1,110,267	13,867,235
Xenia Hotels & Resorts, Inc.	594,383	9,111,891

		188,108,647

INDUSTRIAL REIT’S — 5.1%
DCT Industrial Trust, Inc.	470,179	17,570,589
EastGroup Properties, Inc. (a)	172,572	9,596,729
First Industrial Realty Trust, Inc.	589,446	13,044,440
Prologis, Inc.	2,797,452	120,066,640
Rexford Industrial Realty, Inc. (a)	295,380	4,832,417

		165,110,815

OFFICE REIT’S — 15.7%
Alexandria Real Estate Equities, Inc.	387,108	34,979,079
BioMed Realty Trust, Inc.	1,075,328	25,474,520
Boston Properties, Inc.	819,482	104,516,734
Brandywine Realty Trust	932,653	12,740,040
Columbia Property Trust, Inc.	661,960	15,542,821
Corporate Office Properties Trust	503,168	10,984,158
Douglas Emmett, Inc.	742,223	23,142,513
Equity Commonwealth (b)	672,569	18,650,338
Franklin Street Properties Corp.	481,403	4,982,521
Highwoods Properties, Inc.	508,776	22,182,634
Kilroy Realty Corp.	492,142	31,142,746
Mack-Cali Realty Corp.	479,586	11,198,333

New York REIT, Inc. (a)	865,082	9,948,443
Parkway Properties, Inc.	438,306	6,850,723
Piedmont Office Realty Trust, Inc. (Class A)	774,625	14,624,920
SL Green Realty Corp. (a)	532,094	60,115,980
Tier REIT, Inc. (a)	251,367	3,707,663
Vornado Realty Trust	945,718	94,533,971

		505,318,137

RESIDENTIAL REIT’S — 20.6%
American Campus Communities, Inc.	599,962	24,802,429
American Homes 4 Rent (Class A)	830,496	13,836,063
Apartment Investment & Management Co. (Class A)	835,177	33,432,135
AvalonBay Communities, Inc.	730,282	134,466,825
Camden Property Trust	463,716	35,594,840
Education Realty Trust, Inc. (a)	294,869	11,169,638
Equity LifeStyle Properties, Inc.	427,706	28,515,159
Equity Residential	1,943,440	158,565,270
Essex Property Trust, Inc.	352,394	84,366,647
Mid-America Apartment Communities, Inc.	402,399	36,541,853
Monogram Residential Trust, Inc.	891,934	8,705,276
NexPoint Residential Trust, Inc. (a)	113,269	1,482,691
Post Properties, Inc.	288,075	17,042,517
Silver Bay Realty Trust Corp.	191,504	2,998,953
Sun Communities, Inc.	307,632	21,082,021
UDR, Inc. (a)	1,398,432	52,539,090

		665,141,407

RETAIL REIT’S — 25.7%
Acadia Realty Trust (a)	367,335	12,177,155
Brixmor Property Group, Inc.	905,627	23,383,289
CBL & Associates Properties, Inc.	807,654	9,990,680
Cedar Realty Trust, Inc. (a)	400,578	2,836,092
DDR Corp.	1,624,431	27,355,418
Equity One, Inc.	392,828	10,665,280
Federal Realty Investment Trust	370,489	54,128,443
General Growth Properties, Inc.	3,107,180	84,546,368
Inland Real Estate Corp.	486,968	5,171,600
Kimco Realty Corp.	2,205,854	58,366,897
Kite Realty Group Trust	443,490	11,499,696
Macerich Co.	718,276	57,957,691
Pennsylvania Real Estate Investment Trust (a)	368,329	8,055,355
Ramco-Gershenson Properties Trust (a)	421,374	6,999,022
Regency Centers Corp.	502,712	34,244,741
Retail Opportunity Investments Corp.	531,667	9,516,839
Rouse Properties, Inc. (a)	201,672	2,936,344
Saul Centers, Inc.	62,387	3,198,582
Simon Property Group, Inc.	1,650,635	320,949,469
Tanger Factory Outlet Centers, Inc.	504,283	16,490,054
Taubman Centers, Inc.	320,672	24,601,956
Urban Edge Properties	491,535	11,526,496
Weingarten Realty Investors	606,943	20,988,089
WP Glimcher, Inc.	986,370	10,465,386

		828,050,942

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SPECIALIZED REIT’S — 11.6%
CubeSmart	921,277	$28,209,502
Digital Realty Trust, Inc. (a)	781,049	59,062,925
DuPont Fabros Technology, Inc.	348,150	11,067,689
Extra Space Storage, Inc.	658,889	58,120,599
National Storage Affiliates Trust (a)	121,888	2,087,941
Public Storage	785,216	194,498,003
Sovran Self Storage, Inc.	192,467	20,653,633

		373,700,292

TOTAL COMMON STOCKS (Cost $2,614,419,971)		3,203,779,201

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	10,693,732	10,693,732
State Street Navigator Securities Lending Prime Portfolio (d) (e)	111,987,315	111,987,315

TOTAL SHORT-TERM INVESTMENTS (Cost $122,681,047)		122,681,047

TOTAL INVESTMENTS — 103.2% (f) (Cost $2,737,101,018)		3,326,460,248
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(104,057,767)

NET ASSETS — 100.0%		$3,222,402,481

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investments of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 5.1%
Bank of New York Mellon Corp.	1,621,759	$66,848,906
Northern Trust Corp.	943,063	67,985,412

		134,834,318

DIVERSIFIED BANKS — 15.1%
Bank of America Corp.	3,952,082	66,513,540
Citigroup, Inc.	1,293,724	66,950,217
Comerica, Inc.	1,583,280	66,228,602
JPMorgan Chase & Co.	1,031,909	68,136,951
US Bancorp	1,566,041	66,822,970
Wells Fargo & Co.	1,240,280	67,421,621

		402,073,901

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.5%
Voya Financial, Inc.	1,780,234	65,708,437

REGIONAL BANKS — 70.3%
Associated Banc-Corp (a)	1,144,057	21,451,069
BancorpSouth, Inc.	761,376	18,265,410
Bank of Hawaii Corp. (a)	232,498	14,624,124
Bank of the Ozarks, Inc. (a)	807,187	39,923,469
BankUnited, Inc.	901,874	32,521,576
BB&T Corp.	1,796,202	67,914,398
Cathay General Bancorp	631,230	19,776,436
CIT Group, Inc.	1,599,771	63,510,909
Citizens Financial Group, Inc.	2,581,724	67,615,352
Commerce Bancshares, Inc. (a)	595,296	25,323,900
Cullen/Frost Bankers, Inc. (a)	602,254	36,135,240
East West Bancorp, Inc.	1,086,366	45,149,371
Fifth Third Bancorp	3,354,486	67,425,169
First Horizon National Corp.	2,854,471	41,446,919
First Niagara Financial Group, Inc.	4,156,752	45,100,759
First Republic Bank	914,615	60,419,467
FirstMerit Corp.	1,378,417	25,707,477
FNB Corp. (a)	1,244,223	16,597,935
Fulton Financial Corp. (a)	1,392,093	18,111,130
Glacier Bancorp, Inc.	417,742	11,082,695
Hancock Holding Co. (a)	801,623	20,176,851
Huntington Bancshares, Inc.	6,110,728	67,584,652
IBERIABANK Corp.	243,833	13,427,883
Investors Bancorp, Inc. (a)	3,189,083	39,672,192
KeyCorp	5,189,803	68,453,502
M&T Bank Corp.	549,125	66,542,967
MB Financial, Inc. (a)	462,757	14,979,444
PacWest Bancorp (a)	869,392	37,470,795
People’s United Financial, Inc. (a)	4,134,962	66,779,636
PNC Financial Services Group, Inc.	715,847	68,227,378
Popular, Inc.	972,458	27,559,460
PrivateBancorp, Inc.	629,038	25,803,139
Prosperity Bancshares, Inc. (a)	484,961	23,210,233
Regions Financial Corp.	7,056,396	67,741,402
Signature Bank (b)	436,624	66,965,023
Sterling Bancorp	888,061	14,404,349
SunTrust Banks, Inc.	1,582,144	67,779,049
SVB Financial Group (b)	552,703	65,716,387
Synovus Financial Corp.	1,278,366	41,393,491
TCF Financial Corp.	1,501,871	21,206,418
Texas Capital Bancshares, Inc. (b)	448,317	22,155,826
UMB Financial Corp. (a)	213,172	9,923,157

Umpqua Holdings Corp. (a)	1,979,247	31,470,027
United Bankshares, Inc. (a)	379,204	14,026,756
Valley National Bancorp (a)	2,134,224	21,022,106
Webster Financial Corp.	833,783	31,008,390
Western Alliance Bancorp (b)	886,660	31,795,628
Wintrust Financial Corp. (a)	366,536	17,784,327
Zions Bancorp	2,416,644	65,974,381

		1,868,357,654

THRIFTS & MORTGAGE FINANCE — 6.7%
MGIC Investment Corp. (b)	6,360,413	56,162,447
New York Community Bancorp, Inc.	4,083,965	66,650,309
Radian Group, Inc. (a)	2,779,226	37,213,836
Washington Federal, Inc. (a)	734,980	17,514,573

		177,541,165

TOTAL COMMON STOCKS (Cost $2,550,018,051)		2,648,515,475

SHORT-TERM INVESTMENTS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	140,734,195	140,734,195
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	4,611,246	4,611,246

TOTAL SHORT-TERM INVESTMENTS (Cost $145,345,441)		145,345,441

TOTAL INVESTMENTS — 105.2% (f) (Cost $2,695,363,492)		2,793,860,916
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(136,886,441)

NET ASSETS — 100.0%		$2,656,974,475

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
Affiliated Managers Group, Inc. (a)	20,819	$3,326,043
Ameriprise Financial, Inc.	30,246	3,218,779
Arlington Asset Investment Corp. (b)	57,466	760,275
Artisan Partners Asset Management, Inc.	73,784	2,660,651
Bank of New York Mellon Corp.	78,006	3,215,407
BGC Partners, Inc.	239,846	2,352,889
BlackRock, Inc.	9,853	3,355,143
Charles Schwab Corp.	100,104	3,296,425
Cohen & Steers, Inc.	27,589	840,913
Cowen Group, Inc. (a) (b)	224,994	861,727
E*TRADE Financial Corp. (a)	110,160	3,265,142
Eaton Vance Corp.	98,007	3,178,367
Evercore Partners, Inc.	59,412	3,212,407
Federated Investors, Inc.	110,812	3,174,764
Financial Engines, Inc. (b)	74,830	2,519,526
Franklin Resources, Inc.	87,903	3,236,588
Goldman Sachs Group, Inc.	18,013	3,246,483
Greenhill & Co., Inc. (b)	73,225	2,094,967
HFF, Inc.	44,655	1,387,431
Interactive Brokers Group, Inc.	76,690	3,343,684
INTL. FCStone, Inc. (a)	20,976	701,857
Invesco, Ltd.	101,220	3,388,846
Investment Technology Group, Inc.	84,605	1,439,977
Janus Capital Group, Inc.	230,960	3,254,226
KCG Holdings, Inc. (a)	82,327	1,013,445
Lazard, Ltd.	74,393	3,348,429
Legg Mason, Inc.	80,190	3,145,854
LPL Financial Holdings, Inc. (b)	74,849	3,192,310
Moelis & Co.	21,571	629,442
Morgan Stanley	99,137	3,153,548
Northern Trust Corp.	45,362	3,270,147
NorthStar Asset Management Group, Inc.	275,352	3,342,773
Piper Jaffray Cos. (a)	26,195	1,058,278
Raymond James Financial, Inc.	56,179	3,256,697
SEI Investments Co.	62,371	3,268,240
State Street Corp. (c)	48,099	3,191,850
Stifel Financial Corp. (a)	75,668	3,205,296
T Rowe Price Group, Inc.	44,920	3,211,331
TD Ameritrade Holding Corp.	92,694	3,217,409
Virtu Financial, Inc.	68,237	1,544,886
Virtus Investment Partners, Inc. (b)	18,287	2,147,991
Waddell & Reed Financial, Inc.	101,510	2,909,277
WisdomTree Investments, Inc. (b)	180,495	2,830,162

TOTAL COMMON STOCKS (Cost $121,324,079)		112,269,882

SHORT-TERM INVESTMENTS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	8,109,380	8,109,380
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	251,740	251,740

TOTAL SHORT-TERM INVESTMENTS (Cost $8,361,120)		8,361,120

TOTAL INVESTMENTS — 107.1% (g) (Cost $129,685,199)		120,631,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(7,992,786)

NET ASSETS — 100.0%		$112,638,216

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Investment of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.5%
Aon PLC	126,973	$11,708,180
Arthur J Gallagher & Co.	272,889	11,172,076
Brown & Brown, Inc.	318,647	10,228,569
Marsh & McLennan Cos., Inc.	215,871	11,970,047
Willis Group Holdings PLC	253,821	12,328,086

		57,406,958

LIFE & HEALTH INSURANCE — 25.8%
Aflac, Inc.	198,405	11,884,459
American Equity Investment Life Holding Co. (a)	281,026	6,753,055
CNO Financial Group, Inc. (a)	635,521	12,132,096
Genworth Financial, Inc. (b)	3,109,429	11,598,170
Lincoln National Corp.	234,091	11,765,414
MetLife, Inc.	251,471	12,123,417
Primerica, Inc. (a)	163,272	7,711,337
Principal Financial Group, Inc.	261,876	11,779,182
Prudential Financial, Inc.	146,874	11,957,012
StanCorp Financial Group, Inc.	103,973	11,840,445
Symetra Financial Corp.	289,645	9,202,022
Torchmark Corp.	202,600	11,580,616
Unum Group	348,914	11,615,347

		141,942,572

MULTI-LINE INSURANCE — 10.6%
American Financial Group, Inc.	140,865	10,153,549
American International Group, Inc.	199,210	12,345,044
Assurant, Inc. (a)	143,930	11,592,122
Hartford Financial Services Group, Inc.	270,027	11,735,373
Loews Corp.	320,912	12,323,021

		58,149,109

PROPERTY & CASUALTY INSURANCE — 37.8%
ACE, Ltd. (a)	104,745	12,239,453
Allied World Assurance Co. Holdings AG	310,320	11,540,801
Allstate Corp.	192,773	11,969,276
AmTrust Financial Services, Inc.	195,172	12,018,692
Arch Capital Group, Ltd. (b)	169,430	11,817,742
Aspen Insurance Holdings, Ltd.	150,114	7,250,506
Assured Guaranty, Ltd.	478,635	12,650,323
Axis Capital Holdings, Ltd.	209,085	11,754,759
Chubb Corp.	91,283	12,107,777
Cincinnati Financial Corp.	200,294	11,851,396
First American Financial Corp. (a)	326,805	11,732,299
Hanover Insurance Group, Inc.	128,865	10,481,879
Mercury General Corp. (a)	84,140	3,918,400
Old Republic International Corp.	635,354	11,836,645
ProAssurance Corp.	105,085	5,099,775
Progressive Corp.	391,157	12,438,793
Travelers Cos., Inc.	107,913	12,179,061
WR Berkley Corp.	219,593	12,022,717
XL Group PLC	316,573	12,403,330

		207,313,624

REINSURANCE — 15.0%
Alleghany Corp. (b)	24,570	11,742,740
Endurance Specialty Holdings, Ltd.	172,684	11,050,049

Everest Re Group, Ltd.	64,711	11,847,937
PartnerRe, Ltd.	85,237	11,911,019
Reinsurance Group of America, Inc.	136,705	11,695,113
RenaissanceRe Holdings, Ltd.	107,254	12,140,080
Validus Holdings, Ltd.	260,472	12,057,249

		82,444,187

TOTAL COMMON STOCKS (Cost $551,194,060)		547,256,450

SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	1,285,783	1,285,783
State Street Navigator Securities Lending Prime Portfolio (d) (e)	35,211,617	35,211,617

TOTAL SHORT-TERM INVESTMENTS (Cost $36,497,400)		36,497,400

TOTAL INVESTMENTS — 106.3% (f) (Cost $587,691,460)		583,753,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(34,728,409)

NET ASSETS — 100.0%		$549,025,441

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
Ameris Bancorp (a)	195,439	$6,642,972
Associated Banc-Corp	1,105,770	20,733,187
BancorpSouth, Inc.	735,817	17,652,250
Bank of Hawaii Corp. (a)	224,690	14,133,001
Bank of the Ozarks, Inc.	780,148	38,586,120
BankUnited, Inc.	871,699	31,433,466
Banner Corp. (a)	149,068	6,836,258
BB&T Corp.	3,032,952	114,675,915
BBCN Bancorp, Inc.	482,717	8,312,387
BOK Financial Corp. (a)	248,874	14,880,176
Boston Private Financial Holdings, Inc.	583,819	6,620,507
Capital Bank Financial Corp. (Class A) (a)	154,663	4,946,123
Cardinal Financial Corp.	151,669	3,450,470
Cathay General Bancorp	610,154	19,116,125
Central Pacific Financial Corp. (a)	241,479	5,317,368
CIT Group, Inc.	1,793,852	71,215,924
Citizens Financial Group, Inc.	4,359,498	114,175,253
Columbia Banking System, Inc. (a)	252,601	8,212,059
Commerce Bancshares, Inc. (a)	575,320	24,474,126
Community Bank System, Inc.	175,797	7,021,332
Cullen/Frost Bankers, Inc. (a)	582,044	34,922,640
Customers Bancorp, Inc. (b)	167,243	4,552,354
CVB Financial Corp. (a)	568,503	9,619,071
East West Bancorp, Inc.	1,049,977	43,637,044
Fifth Third Bancorp	5,664,437	113,855,184
First BanCorp (a) (b)	998,709	3,245,804
First Citizens BancShares, Inc. (Class A) (a)	19,019	4,910,135
First Commonwealth Financial Corp. (a)	319,808	2,900,659
First Financial Bancorp	234,758	4,242,077
First Financial Bankshares, Inc. (a)	200,425	6,046,822
First Horizon National Corp. (a)	2,758,829	40,058,197
First Interstate BancSystem, Inc. (Class A) (a)	110,555	3,213,834
First Midwest Bancorp, Inc.	528,069	9,732,312
First NBC Bank Holding Co. (a) (b)	144,563	5,405,211
First Niagara Financial Group, Inc.	4,017,481	43,589,669
First Republic Bank	883,908	58,390,962
FirstMerit Corp. (a)	1,332,190	24,845,343
FNB Corp. (a)	1,202,521	16,041,630
Fulton Financial Corp. (a)	1,345,444	17,504,226
Glacier Bancorp, Inc.	403,780	10,712,283
Great Western Bancorp, Inc.	405,046	11,754,435
Hancock Holding Co. (a)	774,709	19,499,426
Hanmi Financial Corp. (a)	250,533	5,942,643
Hilltop Holdings, Inc. (b)	373,967	7,187,646
Home BancShares, Inc. (a)	279,806	11,337,739
Huntington Bancshares, Inc.	10,318,500	114,122,610
IBERIABANK Corp.	235,593	12,974,107
Independent Bank Corp.	105,279	4,897,579
International Bancshares Corp.	194,680	5,003,276
Investors Bancorp, Inc. (a)	3,082,159	38,342,058
KeyCorp	8,763,566	115,591,436
LegacyTexas Financial Group, Inc.	307,956	7,705,059
M&T Bank Corp.	927,270	112,366,579

MB Financial, Inc. (a)	447,231	$14,476,867
National Bank Holdings Corp. (Class A)	167,116	3,571,269
National Penn Bancshares, Inc.	1,030,358	12,704,314
NBT Bancorp, Inc. (a)	138,101	3,850,256
OFG Bancorp	888,204	6,501,653
Old National Bancorp (a)	757,936	10,277,612
Opus Bank	101,167	3,740,144
PacWest Bancorp (a)	840,208	36,212,965
People’s United Financial, Inc. (a)	4,038,219	65,217,237
Pinnacle Financial Partners, Inc. (a)	192,678	9,895,942
PNC Financial Services Group, Inc.	1,208,704	115,201,578
Popular, Inc.	939,874	26,636,029
PrivateBancorp, Inc. (a)	607,957	24,938,396
Prosperity Bancshares, Inc. (a)	468,763	22,434,997
Regions Financial Corp.	11,915,234	114,386,246
Signature Bank (b)	469,154	71,954,149
Simmons First National Corp. (Class A) (a)	165,652	8,507,887
Southside Bancshares, Inc.	100,047	2,403,129
State Bank Financial Corp.	125,102	2,630,895
Sterling Bancorp	858,325	13,922,031
SunTrust Banks, Inc.	2,671,661	114,453,957
SVB Financial Group (b)	578,327	68,763,080
Synovus Financial Corp.	1,235,519	40,006,105
Talmer Bancorp, Inc. (Class A)	323,625	5,860,849
TCF Financial Corp.	1,451,505	20,495,251
Texas Capital Bancshares, Inc. (a) (b)	433,277	21,412,549
Trustmark Corp. (a)	521,288	12,010,476
UMB Financial Corp. (a)	206,003	9,589,440
Umpqua Holdings Corp. (a)	1,912,919	30,415,412
United Bankshares, Inc. (a)	366,535	13,558,130
United Community Banks, Inc.	382,026	7,445,687
Valley National Bancorp (a)	2,062,677	20,317,368
Webster Financial Corp.	805,791	29,967,367
Westamerica Bancorp (a)	168,278	7,866,996
Western Alliance Bancorp (b)	856,914	30,728,936
Wilshire Bancorp, Inc. (a)	492,519	5,688,594
Wintrust Financial Corp.	354,176	17,184,620
Zions Bancorp (a)	2,957,392	80,736,802

TOTAL COMMON STOCKS (Cost $2,632,850,792)		2,568,550,284

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	2,609,120	2,609,120
State Street Navigator Securities Lending Prime Portfolio (d) (e)	123,139,876	123,139,876

TOTAL SHORT-TERM INVESTMENTS (Cost $125,748,996)		125,748,996

TOTAL INVESTMENTS — 104.6% (f) (Cost $2,758,599,788)		2,694,299,280
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(119,235,390)

NET ASSETS — 100.0%		$2,575,063,890

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTOMOBILES — 2.9%
Tesla Motors, Inc. (a) (b)	56,240	$13,498,162

COMMUNICATIONS EQUIPMENT — 19.5%
Arista Networks, Inc. (a)	184,400	14,353,696
Cisco Systems, Inc.	493,076	13,389,479
F5 Networks, Inc. (a)	132,725	12,869,016
Juniper Networks, Inc.	451,747	12,468,217
Motorola Solutions, Inc.	191,737	13,124,397
Palo Alto Networks, Inc. (a)	70,806	12,471,769
QUALCOMM, Inc.	273,193	13,655,552

		92,332,126

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Corning, Inc.	719,842	13,158,712

INTERNET & CATALOG RETAIL — 8.1%
Amazon.com, Inc. (a)	19,545	13,210,270
Netflix, Inc. (a)	109,815	12,560,640
Priceline Group, Inc. (a)	10,076	12,846,396

		38,617,306

INTERNET SOFTWARE & SERVICES — 16.5%
Alibaba Group Holding, Ltd. ADR (a)	156,784	12,741,836
Alphabet, Inc. (Class C) (a)	17,545	13,314,550
Alphabet, Inc. (Class A) (a)	17,093	13,298,525
eBay, Inc. (a)	471,844	12,966,273
Facebook, Inc. (Class A) (a)	124,555	13,035,926
LinkedIn Corp. (Class A) (a)	57,350	12,908,338

		78,265,448

IT SERVICES — 11.1%
Accenture PLC (Class A)	127,068	13,278,606
Automatic Data Processing, Inc.	155,323	13,158,965
Cognizant Technology Solutions Corp. (Class A) (a)	220,163	13,214,183
Visa, Inc. (Class A) (b)	169,784	13,166,749

		52,818,503

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
Applied Materials, Inc.	715,789	13,363,781
Avago Technologies, Ltd. (b)	92,452	13,419,408
Intel Corp.	382,570	13,179,536

		39,962,725

SOFTWARE — 19.6%
Microsoft Corp.	239,405	13,282,190
Oracle Corp.	356,478	13,022,141
salesforce.com, Inc. (a)	168,002	13,171,357
SAP SE ADR (b)	165,884	13,121,424
ServiceNow, Inc. (a)	151,020	13,072,291
Splunk, Inc. (a) (b)	241,348	14,193,676
VMware, Inc. (Class A) (a) (b)	227,888	12,891,624

		92,754,703

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.9%
Apple, Inc.	122,231	12,866,035
EMC Corp.	511,078	13,124,483
NetApp, Inc.	469,448	12,454,456

SanDisk Corp.	175,379	13,327,050

		51,772,024

TOTAL COMMON STOCKS (Cost $403,377,364)		473,179,709

SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	261,918	261,918
State Street Navigator Securities Lending Prime Portfolio (d) (e)	47,514,068	47,514,068

TOTAL SHORT-TERM INVESTMENTS (Cost $47,775,986)		47,775,986

TOTAL INVESTMENTS — 109.9% (f) (Cost $451,153,350)		520,955,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(46,830,280)

NET ASSETS — 100.0%		$474,125,415

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

ADR  American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	703,692	$96,659,133
United Technologies Corp.	1,491,137	143,253,532

		239,912,665

AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	1,550,324	69,919,612

BANKS — 4.5%
Commerce Bancshares, Inc. (a)	2,361,990	100,479,057
Cullen/Frost Bankers, Inc. (a)	2,626,133	157,567,980
People’s United Financial, Inc. (a)	13,512,498	218,226,842
United Bankshares, Inc. (a)	2,688,100	99,432,819

		575,706,698

BEVERAGES — 3.0%
Brown-Forman Corp.	625,091	62,059,035
Coca-Cola Co.	4,010,248	172,280,254
PepsiCo, Inc.	1,517,332	151,611,813

		385,951,102

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,884,440	230,114,226

BUILDING PRODUCTS — 0.5%
AO Smith Corp.	823,466	63,085,730

CAPITAL MARKETS — 3.3%
Eaton Vance Corp. (a)	4,263,851	138,276,688
Franklin Resources, Inc.	2,090,240	76,962,637
SEI Investments Co.	1,026,241	53,775,028
T Rowe Price Group, Inc.	2,098,285	150,006,395

		419,020,748

CHEMICALS — 7.1%
Air Products & Chemicals, Inc.	946,163	123,105,268
Albemarle Corp. (a)	2,609,058	146,133,339
Ecolab, Inc.	522,975	59,817,880
HB Fuller Co. (a)	2,073,880	75,634,404
PPG Industries, Inc.	823,571	81,385,286
Praxair, Inc.	1,310,393	134,184,243
RPM International, Inc.	2,885,130	127,118,828
Sherwin-Williams Co.	255,258	66,264,977
Valspar Corp. (a)	1,100,177	91,259,682

		904,903,907

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp. (a)	552,931	50,344,368

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc. (a)	1,240,335	90,110,338
Bemis Co., Inc.	3,213,336	143,603,986
Sonoco Products Co.	3,324,610	135,876,810

		369,591,134

DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,735,367	149,050,672

DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw Hill Financial, Inc.	834,260	82,241,351

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	8,919,862	306,932,451

ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	4,607,338	220,368,977

FOOD & STAPLES RETAILING — 3.2%
Sysco Corp.	3,845,732	157,675,012
Wal-Mart Stores, Inc.	2,704,141	165,763,843
Walgreens Boots Alliance, Inc.	1,004,677	85,553,270

		408,992,125

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	3,005,394	110,237,852
Hormel Foods Corp.	1,205,622	95,340,588
McCormick & Co., Inc. (a)	1,192,232	102,007,370

		307,585,810

GAS UTILITIES — 6.5%
Atmos Energy Corp.	2,333,362	147,095,141
National Fuel Gas Co. (a)	3,119,032	133,338,618
Piedmont Natural Gas Co., Inc.	2,266,567	129,239,650
Questar Corp. (a) (b)	9,665,363	188,281,271
UGI Corp.	3,796,739	128,177,909
WGL Holdings, Inc. (a)	1,627,573	102,520,823

		828,653,412

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	2,855,240	128,228,828
Becton, Dickinson and Co.	672,954	103,695,482
C.R. Bard, Inc.	149,755	28,369,587
Medtronic PLC	1,607,017	123,611,748
West Pharmaceutical Services, Inc. (a)	811,232	48,852,391

		432,758,036

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	1,311,368	117,065,821

HOTELS, RESTAURANTS & LEISURE — 1.5%
McDonald’s Corp.	1,598,416	188,836,866

HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	3,665,624	154,029,521

HOUSEHOLD PRODUCTS — 5.0%
Clorox Co. (a)	1,128,221	143,092,269
Colgate-Palmolive Co.	1,812,047	120,718,571
Kimberly-Clark Corp.	1,388,688	176,779,982
Procter & Gamble Co.	2,495,550	198,171,626

		638,762,448

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	968,194	145,848,744
Carlisle Cos., Inc.	835,812	74,128,167
Roper Technologies, Inc.	188,213	35,720,945

		255,697,856

INSURANCE — 6.2%
ACE, Ltd. (a)	1,177,155	137,550,562
Aflac, Inc.	2,205,959	132,136,944
Brown & Brown, Inc.	2,311,907	74,212,215
Chubb Corp.	742,477	98,482,149
Cincinnati Financial Corp.	3,021,189	178,763,753
Mercury General Corp. (a)	1,039,634	48,415,755
Old Republic International Corp.	6,485,088	120,817,190

		790,378,568

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 0.9%
Automatic Data Processing, Inc.	1,405,132	$119,042,783

MACHINERY — 7.2%
Caterpillar, Inc. (a)	3,425,314	232,784,339
CLARCOR, Inc. (a)	1,875,640	93,181,795
Dover Corp. (a)	2,377,952	145,792,237
Illinois Tool Works, Inc.	1,538,742	142,610,609
Nordson Corp. (a)	1,138,839	73,056,522
Pentair PLC (a)	2,344,454	116,120,807
Stanley Black & Decker, Inc.	1,115,655	119,073,858

		922,620,167

MEDIA — 0.4%
John Wiley & Sons, Inc.	1,197,273	53,913,203

METALS & MINING — 1.5%
Nucor Corp.	4,757,548	191,729,184

MULTI-UTILITIES — 4.0%
Black Hills Corp.	1,834,793	85,189,439
Consolidated Edison, Inc.	3,025,780	194,466,880
MDU Resources Group, Inc. (a)	7,443,559	136,366,001
Vectren Corp. (a)	2,435,023	103,293,676

		519,315,996

MULTILINE RETAIL — 1.1%
Target Corp.	2,036,189	147,847,683

OIL, GAS & CONSUMABLE FUELS — 3.7%
Chevron Corp.	3,101,654	279,024,794
Exxon Mobil Corp.	2,468,414	192,412,871

		471,437,665

PHARMACEUTICALS — 1.3%
Johnson & Johnson	1,670,911	171,635,978

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.8%
Essex Property Trust, Inc.	583,986	139,812,088
Federal Realty Investment Trust	1,005,061	146,839,412
HCP, Inc.	8,189,160	313,153,478
National Retail Properties, Inc.	6,483,637	259,669,662
Realty Income Corp. (a)	5,041,752	260,305,656
Tanger Factory Outlet Centers, Inc.	4,097,033	133,972,979

		1,253,753,275

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Linear Technology Corp.	3,370,430	143,142,162

SOFTWARE — 0.4%
CDK Global, Inc.	1,050,222	49,854,038

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	1,152,281	87,619,447
Ross Stores, Inc.	1,018,404	54,800,319

		142,419,766

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	1,535,250	95,569,313

TRADING COMPANIES & DISTRIBUTORS — 0.9%
WW Grainger, Inc. (a)	546,171	110,648,783

WATER UTILITIES — 1.0%
Aqua America, Inc. (a)	4,311,617	128,486,187

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	3,216,364	83,271,664

TOTAL COMMON STOCKS (Cost $10,638,758,442)		12,794,591,951

SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	4,663,482	4,663,482
State Street Navigator Securities Lending Prime Portfolio (d) (e)	758,145,367	758,145,367

TOTAL SHORT-TERM INVESTMENTS (Cost $762,808,849)		762,808,849

TOTAL INVESTMENTS — 105.7% (f) (Cost $11,401,567,291)		13,557,400,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(736,620,476)

NET ASSETS — 100.0%		$12,820,780,324

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Affiliated issuer (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a)	77,640	$2,041,156
Aerojet Rocketdyne Holdings, Inc. (a) (b)	100,192	1,569,007
Aerovironment, Inc. (a) (b)	40,677	1,198,751
Astronics Corp. (b)	69,378	2,824,378
B/E Aerospace, Inc.	151,091	6,401,726
Boeing Co.	43,898	6,347,212
BWX Technologies, Inc.	197,496	6,274,448
Cubic Corp.	30,319	1,432,573
Curtiss-Wright Corp.	57,687	3,951,559
DigitalGlobe, Inc. (a) (b)	247,926	3,882,521
Engility Holdings, Inc.	33,041	1,073,172
Esterline Technologies Corp. (a) (b)	60,733	4,919,373
General Dynamics Corp.	46,010	6,319,934
HEICO Corp. (a)	40,669	2,210,767
Hexcel Corp. (a)	140,659	6,533,610
Honeywell International, Inc.	64,545	6,684,926
Huntington Ingalls Industries, Inc.	50,093	6,354,297
KLX, Inc. (b)	135,154	4,161,392
L-3 Communications Holdings, Inc.	53,138	6,350,522
Lockheed Martin Corp.	29,166	6,333,397
Moog, Inc. (a) (b)	36,751	2,227,111
Northrop Grumman Corp.	34,061	6,431,057
Orbital ATK, Inc.	75,181	6,716,670
Precision Castparts Corp.	27,354	6,346,401
Raytheon Co.	50,216	6,253,398
Rockwell Collins, Inc. (a)	71,029	6,555,977
Spirit AeroSystems Holdings, Inc. (b)	130,976	6,557,968
TASER International, Inc. (a) (b)	372,402	6,438,831
Teledyne Technologies, Inc. (a) (b)	60,568	5,372,382
Textron, Inc.	155,265	6,522,683
TransDigm Group, Inc. (b)	28,424	6,493,463
Triumph Group, Inc.	177,664	7,062,144
United Technologies Corp.	67,978	6,530,646

TOTAL COMMON STOCKS (Cost $171,311,562)		166,373,452

SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	110,066	110,066
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,956,218	10,956,218

TOTAL SHORT-TERM INVESTMENTS (Cost $11,066,284)		11,066,284

TOTAL INVESTMENTS — 106.6% (f) (Cost $182,377,846)		177,439,736
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(10,997,147)

NET ASSETS — 100.0%		$166,442,589

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	578,754	$34,285,387
ACADIA Pharmaceuticals, Inc. (a) (b)	962,372	34,308,562
Acceleron Pharma, Inc. (a)	172,443	8,408,321
Achillion Pharmaceuticals, Inc. (a) (b)	2,277,896	24,578,498
Acorda Therapeutics, Inc. (a)	506,265	21,658,017
Advaxis, Inc. (a) (b)	1,213,383	12,206,633
Agenus, Inc. (a) (b)	1,575,996	7,155,022
Agios Pharmaceuticals, Inc. (a) (b)	582,019	37,784,673
Alder Biopharmaceuticals, Inc. (a) (b)	625,527	20,661,157
Alexion Pharmaceuticals, Inc. (a)	166,284	31,718,673
Alkermes PLC (a)	438,083	34,775,029
Alnylam Pharmaceuticals, Inc. (a)	348,740	32,830,384
AMAG Pharmaceuticals, Inc. (a)	1,168,367	35,273,000
Amgen, Inc.	201,561	32,719,397
Amicus Therapeutics, Inc. (a)	3,323,934	32,242,160
Anacor Pharmaceuticals, Inc. (a)	266,855	30,146,609
Arena Pharmaceuticals, Inc. (a) (b)	3,674,433	6,981,423
ARIAD Pharmaceuticals, Inc. (a) (b)	3,787,818	23,673,863
Array BioPharma, Inc. (a) (b)	2,475,194	10,445,319
Atara Biotherapeutics, Inc. (a)	347,471	9,176,709
Baxalta, Inc.	844,450	32,958,883
BioCryst Pharmaceuticals, Inc. (a)	845,194	8,722,402
Biogen, Inc. (a)	110,359	33,808,480
BioMarin Pharmaceutical, Inc. (a)	333,446	34,931,803
Bluebird Bio, Inc. (a) (b)	525,550	33,750,821
Celgene Corp. (a)	288,673	34,571,478
Celldex Therapeutics, Inc. (a) (b)	1,701,724	26,683,032
Cepheid (a)	1,030,549	37,645,955
Chimerix, Inc. (a) (b)	428,815	3,837,894
Clovis Oncology, Inc. (a) (b)	978,985	34,264,475
Cytokinetics, Inc. (a)	241,316	2,524,165
Dyax Corp. (a)	837,185	31,494,900
Dynavax Technologies Corp. (a) (b)	532,665	12,869,186
Eagle Pharmaceuticals, Inc. (a) (b)	240,533	21,328,061
Emergent BioSolutions, Inc. (a)	280,692	11,230,487
Enanta Pharmaceuticals, Inc. (a) (b)	276,121	9,117,515
Epizyme, Inc. (a) (b)	430,448	6,895,777
Esperion Therapeutics, Inc. (a) (b)	871,103	19,390,753
Exact Sciences Corp. (a) (b)	3,632,179	33,525,012
Exelixis, Inc. (a) (b)	5,190,998	29,277,229
FibroGen, Inc. (a)	387,256	11,799,690
Five Prime Therapeutics, Inc. (a)	268,836	11,156,694
Genomic Health, Inc. (a)	200,239	7,048,413
Geron Corp. (a) (b)	2,013,530	9,745,485
Gilead Sciences, Inc.	312,685	31,640,595
Halozyme Therapeutics, Inc. (a)	1,241,320	21,512,076
Heron Therapeutics, Inc. (a) (b)	944,449	25,216,788
ImmunoGen, Inc. (a)	1,154,548	15,667,216
Incyte Corp. (a)	293,725	31,854,476
Infinity Pharmaceuticals, Inc. (a) (b)	1,163,033	9,129,809
Inovio Pharmaceuticals, Inc. (a) (b)	1,343,702	9,029,677
Insmed, Inc. (a) (b)	623,978	11,325,201
Insys Therapeutics, Inc. (a) (b)	824,615	23,608,727
Intercept Pharmaceuticals, Inc. (a) (b)	213,884	31,943,575

Intrexon Corp. (a) (b)	1,048,543	31,613,571
Ionis Pharmaceuticals, Inc. (a) (b)	579,772	35,905,280
Ironwood Pharmaceuticals, Inc. (a) (b)	1,373,076	15,913,951
Juno Therapeutics, Inc. (a) (b)	706,722	31,074,566
Keryx Biopharmaceuticals, Inc. (a) (b)	2,369,416	11,965,551
Kite Pharma, Inc. (a) (b)	479,798	29,565,153
La Jolla Pharmaceutical Co. (a)	259,846	7,015,842
Lexicon Pharmaceuticals, Inc. (a) (b)	761,196	10,131,519
Ligand Pharmaceuticals, Inc. (a)	303,500	32,905,470
MacroGenics, Inc. (a)	271,172	8,398,197
MannKind Corp. (a) (b)	10,545,452	15,290,905
Medivation, Inc. (a)	770,532	37,247,517
Merrimack Pharmaceuticals, Inc. (a) (b)	1,642,530	12,975,987
MiMedx Group, Inc. (a) (b)	1,278,937	11,983,640
Mirati Therapeutics, Inc. (a)	212,850	6,726,060
Momenta Pharmaceuticals, Inc. (a)	815,314	12,099,260
Myriad Genetics, Inc. (a)	742,065	32,027,525
Neurocrine Biosciences, Inc. (a)	606,156	34,290,245
NewLink Genetics Corp. (a) (b)	535,943	19,502,966
Novavax, Inc. (a) (b)	4,046,304	33,948,491
Ophthotech Corp. (a) (b)	319,636	25,101,015
OPKO Health, Inc. (a) (b)	3,001,751	30,167,598
Otonomy, Inc. (a) (b)	196,908	5,464,197
Portola Pharmaceuticals, Inc. (a)	478,730	24,630,659
Progenics Pharmaceuticals, Inc. (a) (b)	1,190,194	7,295,889
Prothena Corp. PLC (a)	257,854	17,562,436
PTC Therapeutics, Inc. (a) (b)	991,606	32,128,034
Puma Biotechnology, Inc. (a) (b)	460,405	36,095,752
Radius Health, Inc. (a) (b)	561,766	34,571,080
Raptor Pharmaceutical Corp. (a)	1,462,001	7,602,405
Regeneron Pharmaceuticals, Inc. (a)	58,487	31,750,838
Repligen Corp. (a)	330,962	9,362,915
Retrophin, Inc. (a)	661,186	12,754,278
Sage Therapeutics, Inc. (a) (b)	317,601	18,516,138
Sangamo BioSciences, Inc. (a) (b)	736,234	6,721,816
Sarepta Therapeutics, Inc. (a) (b)	887,029	34,221,579
Seattle Genetics, Inc. (a)	770,976	34,601,403
Spark Therapeutics, Inc. (a) (b)	340,816	15,442,373
Spectrum Pharmaceuticals, Inc. (a) (b)	1,524,155	9,190,655
Synergy Pharmaceuticals, Inc. (a) (b)	2,080,635	11,797,200
TESARO, Inc. (a) (b)	504,214	26,380,476
TG Therapeutics, Inc. (a) (b)	560,515	6,686,944
Ultragenyx Pharmaceutical, Inc. (a)	318,599	35,740,436
United Therapeutics Corp. (a)	204,218	31,982,581
Vanda Pharmaceuticals, Inc. (a) (b)	1,039,842	9,680,929
Vertex Pharmaceuticals, Inc. (a)	265,875	33,455,051
Xencor, Inc. (a)	255,680	3,738,042
Zafgen, Inc. (a)	1,356,916	8,535,002
ZIOPHARM Oncology, Inc. (a) (b)	3,252,694	27,029,887

TOTAL COMMON STOCKS (Cost $2,574,917,588)		2,209,324,870

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 22.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	1,286,545	$1,286,545
State Street Navigator Securities Lending Prime Portfolio (d) (e)	490,035,186	490,035,186

TOTAL SHORT-TERM INVESTMENTS (Cost $491,321,731)		491,321,731

TOTAL INVESTMENTS — 122.1% (f) (Cost $3,066,239,319)		2,700,646,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.1)%		(489,503,453)

NET ASSETS — 100.0%		$2,211,143,148

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 73.7%
Abaxis, Inc. (a)	13,520	$752,794
Abbott Laboratories	19,049	855,491
Abiomed, Inc. (a) (b)	10,162	917,425
Accuray, Inc. (a) (b)	78,245	528,154
Analogic Corp. (a)	9,389	775,531
AngioDynamics, Inc. (b)	15,002	182,124
AtriCure, Inc. (a) (b)	20,625	462,825
Baxter International, Inc.	22,937	875,047
Becton, Dickinson and Co.	5,559	856,586
Boston Scientific Corp. (b)	46,685	860,871
C.R. Bard, Inc.	4,619	875,023
Cantel Medical Corp. (a)	11,106	690,127
Cardiovascular Systems, Inc. (a) (b)	44,586	674,140
CONMED Corp. (a)	17,035	750,392
Cynosure, Inc. (Class A) (b)	17,905	799,816
DexCom, Inc. (b)	10,311	844,471
Edwards Lifesciences Corp. (b)	10,558	833,871
GenMark Diagnostics, Inc. (a) (b)	23,984	186,116
Globus Medical, Inc. (Class A) (a) (b)	32,129	893,829
Greatbatch, Inc. (a) (b)	14,825	778,313
HeartWare International, Inc. (a) (b)	18,616	938,246
Hill-Rom Holdings, Inc.	17,925	861,476
Hologic, Inc. (a) (b)	22,119	855,784
IDEXX Laboratories, Inc. (a) (b)	12,318	898,229
Inogen, Inc. (b)	20,793	833,591
Insulet Corp. (a) (b)	23,234	878,478
Integra LifeSciences Holdings Corp. (a) (b)	13,194	894,289
Intuitive Surgical, Inc. (a) (b)	1,614	881,502
Invacare Corp. (a)	10,441	181,569
K2M Group Holdings, Inc. (b)	15,207	300,186
LivaNova PLC (b)	15,598	926,053
Masimo Corp. (b)	20,895	867,351
Medtronic PLC	11,024	847,966
Natus Medical, Inc. (a) (b)	17,277	830,160
Nevro Corp. (a) (b)	13,170	889,107
NuVasive, Inc. (a) (b)	16,536	894,763
NxStage Medical, Inc. (a) (b)	37,463	820,814
Orthofix International NV (a) (b)	8,569	335,990
ResMed, Inc. (a)	15,244	818,450
Rockwell Medical, Inc. (a) (b)	53,444	547,267
Sirona Dental Systems, Inc. (b)	7,824	857,276
St. Jude Medical, Inc.	13,937	860,889
STERIS PLC (a)	11,679	879,896
Stryker Corp. (a)	9,165	851,795
Teleflex, Inc. (a)	6,567	863,232
Varian Medical Systems, Inc. (a) (b)	10,857	877,246
Wright Medical Group NV (b)	37,524	907,330
Zeltiq Aesthetics, Inc. (a) (b)	29,176	832,391
Zimmer Biomet Holdings, Inc.	8,520	874,067

		37,498,339

HEALTH CARE SUPPLIES — 26.3%
Alere, Inc. (b)	21,734	849,582
Align Technology, Inc. (a) (b)	12,982	854,865
Anika Therapeutics, Inc. (a) (b)	11,484	438,229
Atrion Corp. (a)	561	213,853
Cerus Corp. (b)	62,140	392,725

Cooper Cos., Inc. (a)	6,250	838,750
DENTSPLY International, Inc.	14,102	858,107
Endologix, Inc. (a) (b)	88,289	874,061
Haemonetics Corp. (a) (b)	26,928	868,159
Halyard Health, Inc. (a) (b)	26,559	887,336
ICU Medical, Inc. (a) (b)	7,764	875,624
LDR Holding Corp. (a) (b)	34,224	859,365
Meridian Bioscience, Inc. (a)	18,080	371,002
Merit Medical Systems, Inc. (b)	43,340	805,690
Neogen Corp. (b)	13,951	788,510
OraSure Technologies, Inc. (a) (b)	37,843	243,709
Quidel Corp. (a) (b)	18,737	397,224
Spectranetics Corp. (a) (b)	56,212	846,553
Vascular Solutions, Inc. (b)	8,753	301,016
West Pharmaceutical Services, Inc. (a)	13,722	826,339

		13,390,699

TOTAL COMMON STOCKS (Cost $40,988,343)		50,889,038

SHORT-TERM INVESTMENTS — 20.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	18,431	18,431
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,480,667	10,480,667

TOTAL SHORT-TERM INVESTMENTS (Cost $10,499,098)		10,499,098

TOTAL INVESTMENTS — 120.6% (f) (Cost $51,487,441)		61,388,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.6)%		(10,469,274)

NET ASSETS — 100.0%		$50,918,862

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 32.4%
Air Methods Corp. (a) (b)	93,770	$3,931,776
Amedisys, Inc. (a)	100,737	3,960,979
AMN Healthcare Services, Inc. (a)	131,155	4,072,363
Chemed Corp. (b)	25,977	3,891,355
Cross Country Healthcare, Inc. (a)	116,306	1,906,255
DaVita HealthCare Partners, Inc. (a)	56,214	3,918,678
Diplomat Pharmacy, Inc. (a) (b)	124,528	4,261,348
Envision Healthcare Holdings, Inc. (a)	155,014	4,025,714
ExamWorks Group, Inc. (a) (b)	113,978	3,031,815
Express Scripts Holding Co. (a)	46,109	4,030,388
Healthways, Inc. (a)	116,394	1,497,991
Laboratory Corp. of America Holdings (a)	32,346	3,999,259
Landauer, Inc. (b)	18,905	622,353
LHC Group, Inc. (a)	49,930	2,261,330
MEDNAX, Inc. (a)	55,152	3,952,192
Premier, Inc. (Class A) (a)	104,930	3,700,881
Providence Service Corp. (a)	33,908	1,590,963
Quest Diagnostics, Inc.	58,073	4,131,313
Team Health Holdings, Inc. (a)	79,570	3,492,327

		62,279,280

HEALTH CARE DISTRIBUTORS — 15.3%
Aceto Corp.	94,404	2,547,020
AmerisourceBergen Corp.	38,393	3,981,738
Cardinal Health, Inc.	45,620	4,072,497
Henry Schein, Inc. (a)	25,584	4,047,133
McKesson Corp.	20,599	4,062,741
Owens & Minor, Inc. (b)	110,611	3,979,784
Patterson Cos., Inc.	89,552	4,048,646
PharMerica Corp. (a)	74,903	2,621,605

		29,361,164

HEALTH CARE FACILITIES — 28.6%
Acadia Healthcare Co., Inc. (a) (b)	62,044	3,875,268
Amsurg Corp. (a)	47,713	3,626,188
Brookdale Senior Living, Inc. (a)	206,580	3,813,467
Capital Senior Living Corp. (a)	85,899	1,791,853
Community Health Systems, Inc. (a)	143,972	3,819,577
Ensign Group, Inc.	93,472	2,115,271
Hanger, Inc. (a)	76,507	1,258,540
HCA Holdings, Inc. (a)	59,111	3,997,677
HealthSouth Corp.	113,855	3,963,293
Kindred Healthcare, Inc.	312,253	3,718,933
LifePoint Health, Inc. (a)	56,331	4,134,695
Select Medical Holdings Corp. (b)	281,599	3,353,844
Surgical Care Affiliates, Inc. (a)	57,313	2,281,630
Tenet Healthcare Corp. (a) (b)	130,626	3,957,968
Universal Health Services, Inc. (Class B)	32,795	3,918,675
US Physical Therapy, Inc. (b)	26,520	1,423,594
VCA, Inc. (a)	71,249	3,918,695

		54,969,168

MANAGED HEALTH CARE — 23.5%
Aetna, Inc.	37,352	4,038,498
Anthem, Inc.	28,860	4,024,238
Centene Corp. (a)	68,913	4,535,165
Cigna Corp.	27,972	4,093,143

Health Net, Inc. (a)	62,430	4,273,958
HealthEquity, Inc. (a)	115,553	2,896,914
Humana, Inc.	22,678	4,048,250
Magellan Health, Inc. (a)	69,775	4,302,326
Molina Healthcare, Inc. (a) (b)	67,627	4,066,411
Triple-S Management Corp. (Class B) (a)	39,627	947,482
UnitedHealth Group, Inc.	33,788	3,974,819
WellCare Health Plans, Inc. (a)	49,260	3,852,625

		45,053,829

TOTAL COMMON STOCKS (Cost $201,511,531)		191,663,441

SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	398,868	398,868
State Street Navigator Securities Lending Prime Portfolio (d) (e)	18,276,946	18,276,946

TOTAL SHORT-TERM INVESTMENTS (Cost $18,675,814)		18,675,814

TOTAL INVESTMENTS — 109.5% (f) (Cost $220,187,345)		210,339,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(18,263,671)

NET ASSETS — 100.0%		$192,075,584

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 28.6%
Allegion PLC	732,030	$48,255,418
AO Smith Corp.	796,421	61,013,813
Armstrong World Industries, Inc. (a)	824,884	37,721,945
Fortune Brands Home & Security, Inc.	1,373,852	76,248,786
Lennox International, Inc.	396,513	49,524,474
Masco Corp.	2,623,401	74,242,248
Owens Corning	1,574,004	74,025,408
USG Corp. (a) (b)	2,364,975	57,445,243

		478,477,335

HOME FURNISHINGS — 10.6%
Leggett & Platt, Inc.	1,019,471	42,838,172
Mohawk Industries, Inc. (a)	399,019	75,570,208
Tempur Sealy International, Inc. (a)	842,481	59,361,211

		177,769,591

HOME IMPROVEMENT RETAIL — 9.2%
Home Depot, Inc.	582,483	77,033,377
Lowe’s Cos., Inc.	1,012,842	77,016,506

		154,049,883

HOMEBUILDING — 31.3%
CalAtlantic Group, Inc.	1,361,883	51,642,603
Cavco Industries, Inc. (a)	56,385	4,697,434
D.R. Horton, Inc.	2,377,878	76,163,432
Installed Building Products, Inc. (a)	193,704	4,809,670
Lennar Corp. (Class A) (b)	1,553,302	75,972,001
LGI Homes, Inc. (a) (b)	673,471	16,385,550
M/I Homes, Inc. (a)	297,960	6,531,283
MDC Holdings, Inc. (b)	804,628	20,542,153
NVR, Inc. (a)	32,228	52,950,604
PulteGroup, Inc.	4,306,922	76,749,350
Taylor Morrison Home Corp. (Class A) (a) (b)	536,872	8,589,952
Toll Brothers, Inc. (a)	2,243,063	74,693,998
TopBuild Corp. (a)	503,743	15,500,172
TRI Pointe Group, Inc. (a)	1,914,395	24,255,385
WCI Communities, Inc. (a)	271,295	6,044,453
William Lyon Homes (Class A) (a) (b)	568,156	9,374,574

		524,902,614

HOMEFURNISHING RETAIL — 14.3%
Aaron’s, Inc.	1,144,956	25,635,565
Bed Bath & Beyond, Inc. (a) (b)	1,443,579	69,652,687
Restoration Hardware Holdings, Inc. (a) (b)	906,479	72,019,756
Williams-Sonoma, Inc.	1,246,098	72,784,584

		240,092,592

HOUSEHOLD APPLIANCES — 5.9%
Helen of Troy, Ltd. (a)	238,061	22,437,249
Whirlpool Corp.	519,998	76,372,105

		98,809,354

TOTAL COMMON STOCKS (Cost $1,788,361,565)		1,674,101,369

SHORT-TERM INVESTMENTS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	99,922,959	99,922,959
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	1,100,749	1,100,749

TOTAL SHORT-TERM INVESTMENTS (Cost $101,023,708)		101,023,708

TOTAL INVESTMENTS — 105.9% (f) (Cost $1,889,385,273)		1,775,125,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(99,256,813)

NET ASSETS — 100.0%		$1,675,868,264

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 9.9%
Alcoa, Inc. (a)	1,228,919	$12,129,431
Kaiser Aluminum Corp.	131,561	11,006,393

		23,135,824

COAL & CONSUMABLE FUELS — 5.2%
CONSOL Energy, Inc. (a)	1,557,690	12,305,751

DIVERSIFIED METALS & MINING — 10.5%
Compass Minerals International, Inc. (a)	138,576	10,430,616
Freeport-McMoRan, Inc.	1,577,959	10,682,782
Materion Corp.	125,508	3,514,224

		24,627,622

GOLD — 8.9%
Newmont Mining Corp.	569,162	10,239,224
Royal Gold, Inc. (a)	288,157	10,509,086

		20,748,310

PRECIOUS METALS & MINERALS — 4.7%
Stillwater Mining Co. (a) (b)	1,274,972	10,926,510

SILVER — 8.2%
Coeur Mining, Inc. (a) (b)	3,495,972	8,670,011
Hecla Mining Co. (a)	5,555,045	10,499,035

		19,169,046

STEEL — 52.4%
AK Steel Holding Corp. (a) (b)	4,949,023	11,085,812
Allegheny Technologies, Inc. (a)	841,436	9,466,155
Carpenter Technology Corp. (a)	344,796	10,436,975
Cliffs Natural Resources, Inc. (a)	5,209,555	8,231,097
Commercial Metals Co.	761,925	10,430,753
Haynes International, Inc.	77,123	2,829,643
Nucor Corp.	272,272	10,972,562
Reliance Steel & Aluminum Co.	191,600	11,095,556
Schnitzer Steel Industries, Inc. (Class A)	464,682	6,677,480
Steel Dynamics, Inc.	632,644	11,305,348
TimkenSteel Corp. (a)	962,508	8,065,817
United States Steel Corp. (a)	1,319,727	10,531,421
Worthington Industries, Inc.	385,651	11,623,521

		122,752,140

TOTAL COMMON STOCKS (Cost $414,616,731)		233,665,203

SHORT-TERM INVESTMENTS — 21.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	285,970	285,970
State Street Navigator Securities Lending Prime Portfolio (d) (e)	50,725,823	50,725,823

TOTAL SHORT-TERM INVESTMENTS (Cost $51,011,793)		51,011,793

TOTAL INVESTMENTS — 121.6% (f) (Cost $465,628,524)		284,676,996
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.6)%		(50,641,559)

NET ASSETS — 100.0%		$234,035,437

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 29.3%
Atwood Oceanics, Inc. (a)	404,325	$4,136,245
Diamond Offshore Drilling, Inc. (a)	263,895	5,568,185
Ensco PLC (Class A) (a)	355,375	5,469,221
Helmerich & Payne, Inc. (a)	103,516	5,543,282
Nabors Industries, Ltd.	611,835	5,206,716
Noble Corp. PLC (a)	446,826	4,714,014
Parker Drilling Co. (a) (b)	241,576	439,668
Patterson-UTI Energy, Inc. (a)	359,222	5,417,068
Rowan Cos. PLC (Class A) (a)	303,873	5,150,647
Transocean, Ltd. (a)	418,964	5,186,774
Unit Corp. (a) (b)	427,705	5,218,001

		52,049,821

OIL & GAS EQUIPMENT & SERVICES — 70.5%
Archrock, Inc.	703,298	5,288,801
Baker Hughes, Inc.	111,186	5,131,234
Bristow Group, Inc. (a)	208,116	5,390,204
Cameron International Corp. (b)	84,222	5,322,830
CARBO Ceramics, Inc. (a)	233,415	4,014,738
Core Laboratories NV (a)	47,375	5,151,558
Dril-Quip, Inc. (a) (b)	91,472	5,417,887
Exterran Corp. (b)	120,061	1,926,979
FMC Technologies, Inc. (b)	183,850	5,333,489
Forum Energy Technologies, Inc. (a) (b)	435,065	5,420,910
Frank’s International NV	167,370	2,793,405
Halliburton Co.	143,879	4,897,641
Helix Energy Solutions Group, Inc. (a) (b)	654,153	3,440,845
Hornbeck Offshore Services, Inc. (a) (b)	505,523	5,024,899
Matrix Service Co. (a) (b)	90,467	1,858,192
McDermott International, Inc. (a) (b)	1,468,789	4,920,443
National Oilwell Varco, Inc. (a)	159,667	5,347,248
Newpark Resources, Inc. (a) (b)	398,005	2,101,466
Oceaneering International, Inc. (a)	139,739	5,243,007
Oil States International, Inc. (b)	189,463	5,162,867
RPC, Inc. (a)	429,872	5,136,970
Schlumberger, Ltd.	76,141	5,310,835
SEACOR Holdings, Inc. (a) (b)	54,573	2,868,357
Superior Energy Services, Inc. (a)	393,000	5,293,710
Tesco Corp. (a)	101,201	732,695
TETRA Technologies, Inc. (b)	173,690	1,306,149
Tidewater, Inc. (a)	717,115	4,991,120
US Silica Holdings, Inc. (a)	271,141	5,078,471
Weatherford International PLC (a) (b)	600,752	5,040,309

		124,947,259

TOTAL COMMON STOCKS (Cost $284,189,492)		176,997,080

SHORT-TERM INVESTMENTS — 20.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c)	257,791	257,791
State Street Navigator Securities Lending Prime Portfolio (d)	35,485,455	35,485,455

TOTAL SHORT-TERM INVESTMENTS (Cost $35,743,246)		35,743,246

TOTAL INVESTMENTS — 120.0% (e) (Cost $319,932,738)		212,740,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.0)%		(35,442,363)

NET ASSETS — 100.0%		$177,297,963

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Investment of cash collateral for securities loaned
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.2%
Chevron Corp.	407,132	$36,625,595
Exxon Mobil Corp.	473,819	36,934,191
Occidental Petroleum Corp.	533,379	36,061,754

		109,621,540

OIL & GAS EXPLORATION & PRODUCTION — 74.9%
Anadarko Petroleum Corp.	710,601	34,520,997
Antero Resources Corp. (a) (b)	1,812,444	39,511,279
Apache Corp.	820,603	36,492,215
Cabot Oil & Gas Corp.	2,187,068	38,689,233
California Resources Corp. (b)	6,349,888	14,795,239
Callon Petroleum Co. (a)	2,222,672	18,537,085
Carrizo Oil & Gas, Inc. (a)	1,049,465	31,043,175
Chesapeake Energy Corp. (b)	8,464,412	38,089,854
Cimarex Energy Co.	347,258	31,037,920
Cobalt International Energy, Inc. (a)	4,124,141	22,270,361
Concho Resources, Inc. (a)	355,816	33,041,074
ConocoPhillips	731,821	34,168,723
Continental Resources, Inc. (a) (b)	1,245,017	28,610,491
Denbury Resources, Inc. (b)	13,804,943	27,885,985
Devon Energy Corp.	1,049,691	33,590,112
Diamondback Energy, Inc. (a) (b)	459,700	30,753,930
Energen Corp.	723,100	29,639,869
EOG Resources, Inc.	470,360	33,296,784
EQT Corp.	701,263	36,556,840
Gulfport Energy Corp. (a)	1,653,772	40,633,178
Hess Corp.	698,074	33,842,628
Kosmos Energy, Ltd. (a)	1,350,526	7,022,735
Laredo Petroleum, Inc. (a) (b)	2,818,536	22,520,103
Marathon Oil Corp.	2,455,533	30,915,161
Matador Resources Co. (a) (b)	1,309,203	25,882,943
Memorial Resource Development Corp. (a) (b)	1,647,183	26,602,005
Murphy Oil Corp.	1,559,181	35,003,613
Newfield Exploration Co. (a)	998,704	32,517,802
Noble Energy, Inc.	1,079,087	35,534,335
Oasis Petroleum, Inc. (a) (b)	3,974,277	29,290,422
Parsley Energy, Inc. (Class A) (a)	1,879,965	34,685,354
PDC Energy, Inc. (a)	630,624	33,662,709
Pioneer Natural Resources Co.	251,469	31,529,183
QEP Resources, Inc.	2,944,152	39,451,637
Range Resources Corp. (b)	1,547,840	38,092,342
Rice Energy, Inc. (a)	2,728,351	29,739,026
RSP Permian, Inc. (a)	1,371,637	33,454,226
SM Energy Co. (b)	1,564,345	30,755,023
Southwestern Energy Co. (a) (b)	5,967,782	42,430,930
Stone Energy Corp. (a) (b) (c)	2,985,293	12,806,907
Synergy Resources Corp. (a) (b)	1,371,447	11,684,728
Ultra Petroleum Corp. (a) (b)	5,526,391	13,815,978
Whiting Petroleum Corp. (a)	3,121,389	29,465,912
WPX Energy, Inc. (a)	5,450,809	31,287,644

		1,325,157,690

OIL & GAS REFINING & MARKETING — 18.8%
Alon USA Energy, Inc.	999,200	14,828,128
Clean Energy Fuels Corp. (a) (b)	1,398,680	5,035,248
CVR Energy, Inc. (b)	284,593	11,198,734
Delek US Holdings, Inc.	1,151,943	28,337,798

Green Plains, Inc.	668,941	15,318,749
HollyFrontier Corp.	808,609	32,255,413
Marathon Petroleum Corp.	709,769	36,794,425
PBF Energy, Inc. (Class A)	973,228	35,824,523
Phillips 66	425,360	34,794,448
Tesoro Corp.	350,095	36,889,510
Valero Energy Corp.	521,404	36,868,477
Western Refining, Inc.	900,444	32,073,815
World Fuel Services Corp.	295,222	11,354,237

		331,573,505

TOTAL COMMON STOCKS (Cost $2,407,094,959)		1,766,352,735

WARRANT — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a) (b) (e)	273,090	—

SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	1,199,282	1,199,282
State Street Navigator Securities Lending Prime Portfolio (g) (h)	152,118,216	152,118,216

TOTAL SHORT-TERM INVESTMENTS (Cost $153,317,498)		153,317,498

TOTAL INVESTMENTS — 108.6% (i) (Cost $2,560,412,457)		1,919,670,233
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(151,306,200)

NET ASSETS — 100.0%		$1,768,364,033

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a)	287,495	$7,000,503
Akorn, Inc. (a) (b)	712,032	26,565,914
Allergan PLC (a)	83,479	26,087,188
Amphastar Pharmaceuticals, Inc. (a)	133,088	1,893,842
ANI Pharmaceuticals, Inc. (a) (b) (c)	248,647	11,220,196
Bristol-Myers Squibb Co.	373,100	25,665,549
Catalent, Inc. (a)	328,962	8,233,919
Cempra, Inc. (a) (b)	737,548	22,959,869
Depomed, Inc. (a) (b)	1,133,443	20,549,322
Dermira, Inc. (a)	73,817	2,554,806
Eli Lilly & Co.	302,924	25,524,376
Endo International PLC (a)	441,605	27,035,058
Horizon Pharma PLC (a)	1,328,462	28,787,772
Impax Laboratories, Inc. (a)	497,341	21,266,301
Intersect ENT, Inc. (a) (b)	223,328	5,024,880
Intra-Cellular Therapies, Inc. (a) (b)	349,699	18,810,309
Jazz Pharmaceuticals PLC (a)	187,858	26,405,321
Johnson & Johnson	248,152	25,490,173
Lannett Co., Inc. (a) (b)	645,321	25,890,279
Mallinckrodt PLC (a)	363,673	27,140,916
Medicines Co. (a)	651,704	24,334,627
Merck & Co., Inc.	483,782	25,553,365
Mylan NV (a)	479,957	25,951,275
Nektar Therapeutics (a) (b)	723,394	12,189,189
Omeros Corp. (a) (b)	274,656	4,320,339
Pacira Pharmaceuticals, Inc. (a) (b)	406,555	31,219,359
Perrigo Co. PLC	171,374	24,797,818
Pfizer, Inc.	786,838	25,399,131
Phibro Animal Health Corp. (Class A) (b)	94,879	2,858,704
Prestige Brands Holdings, Inc. (a)	159,764	8,224,651
Relypsa, Inc. (a) (b)	568,853	16,121,294
Revance Therapeutics, Inc. (a)	105,195	3,593,461
Sagent Pharmaceuticals, Inc. (a)	258,527	4,113,165
SciClone Pharmaceuticals, Inc. (a)	191,436	1,761,211
Sucampo Pharmaceuticals, Inc. (Class A) (a)	689,849	11,927,489
Supernus Pharmaceuticals, Inc. (a)	641,870	8,626,733
Tetraphase Pharmaceuticals, Inc. (a) (b)	756,559	7,588,287
TherapeuticsMD, Inc. (a) (b)	497,713	5,161,284
Theravance Biopharma, Inc. (a) (b)	96,167	1,576,177
Theravance, Inc. (b)	641,545	6,761,884
XenoPort, Inc. (a) (b)	902,325	4,953,764
Zoetis, Inc.	550,495	26,379,720

TOTAL COMMON STOCKS (Cost $655,595,365)		667,519,420

SHORT-TERM INVESTMENTS — 14.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	547,032	547,032
State Street Navigator Securities Lending Prime Portfolio (e) (f)	96,186,672	96,186,672

TOTAL SHORT-TERM INVESTMENTS (Cost $96,733,704)		96,733,704

TOTAL INVESTMENTS — 114.4% (g) (Cost $752,329,069)		764,253,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%		(95,989,146)

NET ASSETS — 100.0%		$668,263,978

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 23.2%
Abercrombie & Fitch Co. (Class A)	276,134	$7,455,618
American Eagle Outfitters, Inc. (a)	462,136	7,163,108
Ascena Retail Group, Inc. (b)	726,962	7,160,576
Buckle, Inc. (a)	226,782	6,980,350
Caleres, Inc.	189,430	5,080,513
Cato Corp. (Class A)	84,053	3,094,832
Chico’s FAS, Inc.	626,114	6,680,636
Children’s Place, Inc.	133,047	7,344,194
Citi Trends, Inc.	107,793	2,290,601
DSW, Inc. (Class A) (a)	302,062	7,207,199
Express, Inc. (b)	421,436	7,282,414
Finish Line, Inc. (Class A)	440,387	7,962,197
Foot Locker, Inc.	108,732	7,077,366
Francesca’s Holdings Corp. (b)	346,093	6,025,479
Gap, Inc. (a)	276,964	6,841,011
Genesco, Inc. (b)	129,231	7,344,198
Guess?, Inc. (a)	366,955	6,928,110
L Brands, Inc.	74,730	7,160,629
Men’s Wearhouse, Inc.	487,421	7,155,340
Ross Stores, Inc.	134,736	7,250,144
TJX Cos., Inc.	102,257	7,251,044
Urban Outfitters, Inc. (b)	318,107	7,236,934
Zumiez, Inc. (a) (b)	322,981	4,883,473

		150,855,966

AUTOMOTIVE RETAIL — 14.1%
Advance Auto Parts, Inc.	48,481	7,296,875
Asbury Automotive Group, Inc. (b)	102,674	6,924,335
AutoNation, Inc. (b)	117,812	7,028,664
AutoZone, Inc. (b)	9,533	7,072,628
CarMax, Inc. (a) (b)	125,597	6,778,470
CST Brands, Inc.	184,860	7,235,420
Group 1 Automotive, Inc.	92,077	6,970,229
Lithia Motors, Inc. (Class A)	62,065	6,620,474
Monro Muffler Brake, Inc. (a)	103,724	6,868,603
Murphy USA, Inc. (b)	111,402	6,766,557
O’Reilly Automotive, Inc. (b)	28,988	7,346,139
Penske Automotive Group, Inc.	163,715	6,931,693
Pep Boys-Manny Moe & Jack (b)	235,572	4,336,881
Sonic Automotive, Inc. (Class A)	136,195	3,099,798

		91,276,766

CATALOG RETAIL — 1.1%
HSN, Inc.	143,461	7,269,169

COMPUTER & ELECTRONICS RETAIL — 4.3%
Best Buy Co., Inc.	242,271	7,377,152
Conn’s, Inc. (a) (b)	278,686	6,540,761
GameStop Corp. (Class A) (a)	240,626	6,747,153
Rent-A-Center, Inc.	467,791	7,002,831

		27,667,897

DEPARTMENT STORES — 6.3%
Dillard’s, Inc. (Class A) (a)	102,112	6,709,780
JC Penney Co., Inc. (a) (b)	983,418	6,549,564
Kohl’s Corp. (a)	156,153	7,437,567
Macy’s, Inc.	196,339	6,867,938
Nordstrom, Inc. (a)	130,242	6,487,354
Sears Holdings Corp. (a) (b)	325,939	6,701,306

		40,753,509

DRUG RETAIL — 3.4%
CVS Health Corp.	77,377	7,565,149
Rite Aid Corp. (b)	925,482	7,255,779
Walgreens Boots Alliance, Inc.	88,289	7,518,250

		22,339,178

FOOD RETAIL — 7.6%
Casey’s General Stores, Inc.	57,631	6,941,654
Fresh Market, Inc. (b)	301,017	7,049,818
Ingles Markets, Inc. (Class A)	85,947	3,788,544
Kroger Co.	175,719	7,350,326
Smart & Final Stores, Inc. (b)	102,263	1,862,209
Sprouts Farmers Market, Inc. (a) (b)	283,173	7,529,570
SUPERVALU, Inc. (b)	1,093,667	7,415,062
Whole Foods Market, Inc. (a)	212,163	7,107,461

		49,044,644

GENERAL MERCHANDISE STORES — 5.9%
Big Lots, Inc.	188,187	7,252,727
Burlington Stores, Inc. (b)	167,188	7,172,365
Dollar General Corp.	102,614	7,374,868
Dollar Tree, Inc. (b)	94,468	7,294,819
Fred’s, Inc. (Class A)	106,642	1,745,730
Target Corp.	100,517	7,298,539

		38,139,048

HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	45,147	7,291,240
PriceSmart, Inc. (a)	84,528	7,014,979
Wal-Mart Stores, Inc.	121,621	7,455,367

		21,761,586

INTERNET RETAIL — 12.5%
Amazon.com, Inc. (b)	11,256	7,607,818
Blue Nile, Inc. (a) (b)	63,146	2,344,611
Expedia, Inc.	58,608	7,284,974
FTD Cos., Inc. (b)	95,319	2,494,498
Groupon, Inc. (a) (b)	2,422,361	7,436,648
Lands’ End, Inc. (a) (b)	217,716	5,103,263
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	242,258	7,350,108
Netflix, Inc. (b)	60,718	6,944,925
Nutrisystem, Inc.	229,977	4,976,702
Priceline Group, Inc. (b)	5,593	7,130,795
Shutterfly, Inc. (b)	164,574	7,333,418
TripAdvisor, Inc. (a) (b)	87,541	7,462,870
Wayfair, Inc. (Class A) (a) (b)	161,409	7,686,297

		81,156,927

SPECIALTY STORES — 18.2%
Barnes & Noble Education, Inc. (b)	236,831	2,356,468
Barnes & Noble, Inc. (a)	794,966	6,924,154
Cabela’s, Inc. (a) (b)	152,570	7,129,596
Dick’s Sporting Goods, Inc.	194,915	6,890,245
Five Below, Inc. (a) (b)	244,979	7,863,826
GNC Holdings, Inc. (Class A)	232,841	7,222,728
Hibbett Sports, Inc. (b)	235,810	7,130,894
MarineMax, Inc. (b)	134,538	2,478,190
Michaels Cos., Inc. (b)	324,680	7,178,675
Office Depot, Inc. (b)	1,264,211	7,130,150
Outerwall, Inc. (a)	174,296	6,368,776
Sally Beauty Holdings, Inc. (b)	267,696	7,466,041

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Signet Jewelers, Ltd.	61,530	$7,610,646
Staples, Inc.	759,841	7,195,694
Tiffany & Co. (a)	95,920	7,317,737
Tractor Supply Co.	82,158	7,024,509
Ulta Salon Cosmetics & Fragrance, Inc. (b)	39,577	7,321,745
Vitamin Shoppe, Inc. (a) (b)	164,064	5,364,893

		117,974,967

TOTAL COMMON STOCKS (Cost $815,088,437)		648,239,657

SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	485,945	485,945
State Street Navigator Securities Lending Prime Portfolio (d) (e)	67,124,534	67,124,534

TOTAL SHORT-TERM INVESTMENTS (Cost $67,610,479)		67,610,479

TOTAL INVESTMENTS — 110.3% (f) (Cost $882,698,916)		715,850,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(66,713,638)

NET ASSETS — 100.0%		$649,136,498

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	2,627,432	$7,540,730
Analog Devices, Inc.	108,919	6,025,399
Applied Micro Circuits Corp. (a)	265,224	1,689,477
Atmel Corp.	732,948	6,310,682
Avago Technologies, Ltd. (b)	42,935	6,232,015
Broadcom Corp.	108,140	6,252,655
Cavium, Inc. (a)	100,466	6,601,621
CEVA, Inc. (a)	51,573	1,204,745
Cirrus Logic, Inc. (a) (b)	187,277	5,530,290
Cree, Inc. (a) (b)	239,318	6,382,611
Cypress Semiconductor Corp. (a) (b)	631,119	6,191,277
Diodes, Inc. (a)	72,809	1,673,151
Fairchild Semiconductor International, Inc. (a)	300,278	6,218,757
First Solar, Inc. (a)	112,210	7,404,738
Inphi Corp. (a)	197,401	5,333,775
Integrated Device Technology, Inc. (a)	226,635	5,971,832
Intel Corp.	180,938	6,233,314
Intersil Corp.	373,999	4,772,227
Lattice Semiconductor Corp. (a) (b)	588,892	3,810,131
Linear Technology Corp.	143,155	6,079,793
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	133,092	5,442,132
Marvell Technology Group, Ltd.	753,431	6,645,262
Maxim Integrated Products, Inc.	164,084	6,235,192
MaxLinear, Inc. (a)	309,761	4,562,780
Microchip Technology, Inc. (b)	138,905	6,464,639
Micron Technology, Inc. (a)	441,648	6,253,736
Microsemi Corp. (a)	182,643	5,952,335
Monolithic Power Systems, Inc.	97,834	6,233,004
NVIDIA Corp.	190,851	6,290,449
OmniVision Technologies, Inc. (a)	217,570	6,313,881
ON Semiconductor Corp. (a)	626,337	6,138,103
PMC-Sierra, Inc. (a)	529,525	6,153,081
Power Integrations, Inc.	65,675	3,193,775
Qorvo, Inc. (a)	110,353	5,616,968
Rambus, Inc. (a) (b)	482,099	5,587,528
Semtech Corp. (a)	211,621	4,003,869
Silicon Laboratories, Inc. (a)	85,517	4,150,995
Skyworks Solutions, Inc.	76,148	5,850,451
SunPower Corp. (a) (b)	288,005	8,643,030
Synaptics, Inc. (a) (b)	78,830	6,333,202
Texas Instruments, Inc.	110,314	6,046,310
Xilinx, Inc.	130,955	6,150,956

TOTAL COMMON STOCKS (Cost $245,259,066)		235,720,898

SHORT-TERM INVESTMENT — 11.0%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	26,115,101	26,115,101

TOTAL INVESTMENTS — 110.9% (e) (Cost $271,374,167)		261,835,999
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%		(25,811,550)

NET ASSETS — 100.0%		$236,024,449

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 26.9%
ACI Worldwide, Inc. (a)	12,869	$275,397
Adobe Systems, Inc. (a)	3,043	285,859
ANSYS, Inc. (a) (b)	3,099	286,657
Aspen Technology, Inc. (a) (b)	7,222	272,703
Autodesk, Inc. (a) (b)	4,553	277,414
Blackbaud, Inc.	4,419	291,035
Bottomline Technologies de, Inc. (a) (b)	9,610	285,705
BroadSoft, Inc. (a) (b)	7,985	282,350
Cadence Design Systems, Inc. (a) (b)	13,329	277,376
Callidus Software, Inc. (a) (b)	14,043	260,778
CDK Global, Inc. (b)	6,029	286,197
Citrix Systems, Inc. (a)	3,705	280,283
Ebix, Inc. (b)	8,597	281,896
Ellie Mae, Inc. (a) (b)	4,625	278,564
Epiq Systems, Inc. (b)	6,457	84,393
Fair Isaac Corp. (b)	3,105	292,429
Glu Mobile, Inc. (a) (b)	99,713	242,303
Guidewire Software, Inc. (a) (b)	4,716	283,714
HubSpot, Inc. (a)	4,987	280,818
Interactive Intelligence Group, Inc. (a) (b)	8,602	270,275
Intuit, Inc. (b)	2,894	279,271
Manhattan Associates, Inc. (a)	3,955	261,702
Mentor Graphics Corp. (b)	15,961	294,002
MicroStrategy, Inc. (Class A) (a)	1,598	286,505
Monotype Imaging Holdings, Inc.	11,000	260,040
Nuance Communications, Inc. (a)	13,772	273,925
Paycom Software, Inc. (a) (b)	7,375	277,521
Paylocity Holding Corp. (a)	6,854	277,930
Pegasystems, Inc. (b)	10,164	279,510
PROS Holdings, Inc. (a) (b)	12,101	278,807
PTC, Inc. (a)	8,154	282,373
Qlik Technologies, Inc. (a) (b)	9,157	289,911
RealPage, Inc. (a) (b)	12,064	270,837
RingCentral, Inc. (Class A) (a)	11,355	267,751
salesforce.com, Inc. (a)	3,619	283,730
Silver Spring Networks, Inc. (a)	19,177	276,341
SolarWinds, Inc. (a)	4,808	283,191
Solera Holdings, Inc.	5,136	281,607
Splunk, Inc. (a) (b)	5,227	307,400
SS&C Technologies Holdings, Inc. (b)	4,162	284,140
Synchronoss Technologies, Inc. (a) (b)	7,452	262,534
Synopsys, Inc. (a)	6,186	282,143
TiVo, Inc. (a) (b)	32,462	280,147
Tyler Technologies, Inc. (a) (b)	1,597	278,389
Ultimate Software Group, Inc. (a) (b)	1,465	286,422
Verint Systems, Inc. (a)	6,934	281,243
Workday, Inc. (Class A) (a)	3,522	280,633
Xura, Inc. (a)	12,069	296,656
Zendesk, Inc. (a)	10,466	276,721

		13,497,528

DATA PROCESSING & OUTSOURCED SERVICES — 19.8%
Alliance Data Systems Corp. (a) (b)	1,038	287,080
Automatic Data Processing, Inc.	3,339	282,880
Black Knight Financial Services, Inc. (Class A) (a) (b)	8,190	270,761

Blackhawk Network Holdings, Inc. (a) (b)	5,939	262,563
Broadridge Financial Solutions, Inc.	5,219	280,417
Cardtronics, Inc. (a) (b)	7,812	262,874
Convergys Corp. (b)	11,411	284,020
CoreLogic, Inc. (a)	7,767	262,991
CSG Systems International, Inc. (b)	8,142	292,949
DST Systems, Inc.	2,462	280,816
Euronet Worldwide, Inc. (a)	3,792	274,654
EVERTEC, Inc. (b)	16,709	279,709
ExlService Holdings, Inc. (a)	6,174	277,398
Fidelity National Information Services, Inc.	4,546	275,488
Fiserv, Inc. (a) (b)	3,032	277,307
FleetCor Technologies, Inc. (a)	1,990	284,431
Genpact, Ltd. (a) (b)	11,291	282,049
Global Payments, Inc.	3,992	257,524
Heartland Payment Systems, Inc.	3,353	317,931
Jack Henry & Associates, Inc. (b)	3,594	280,548
MasterCard, Inc. (Class A)	2,934	285,654
MAXIMUS, Inc. (b)	5,029	282,881
NeuStar, Inc. (Class A) (a) (b)	11,309	271,077
Paychex, Inc. (b)	5,324	281,586
PayPal Holdings, Inc. (a)	8,020	290,324
Sabre Corp.	10,022	280,315
Sykes Enterprises, Inc. (a)	8,965	275,943
Syntel, Inc. (a)	6,124	277,111
TeleTech Holdings, Inc. (b)	7,171	200,143
Total System Services, Inc.	5,177	257,815
Vantiv, Inc. (Class A) (a)	5,506	261,094
VeriFone Systems, Inc. (a) (b)	10,526	294,938
Visa, Inc. (Class A) (b)	3,655	283,445
Western Union Co. (b)	15,033	269,241
WEX, Inc. (a)	3,231	285,620
Xerox Corp. (b)	27,709	294,547

		9,966,124

HOME ENTERTAINMENT SOFTWARE — 2.3%
Activision Blizzard, Inc. (b)	7,474	289,319
Electronic Arts, Inc. (a)	4,142	284,638
Take-Two Interactive Software, Inc. (a) (b)	7,946	276,839
Zynga, Inc. (Class A) (a) (b)	112,247	300,822

		1,151,618

INTERNET RETAIL — 0.5%
Expedia, Inc.	—	57
Travelport Worldwide, Ltd.	21,060	271,674

		271,731

INTERNET SOFTWARE & SERVICES — 28.7%
Actua Corp. (a)	13,981	160,082
Akamai Technologies, Inc. (a)	5,370	282,623
Alphabet, Inc. (Class C) (a)	377	286,098
Angie’s List, Inc. (a)	29,659	277,312
Bankrate, Inc. (a) (b)	20,306	270,070
Benefitfocus, Inc. (a) (b)	8,115	295,305
Blucora, Inc. (a) (b)	29,131	285,484
Box, Inc. (Class A) (a) (b)	21,188	295,784
comScore, Inc. (a) (b)	7,148	294,140
Constant Contact, Inc. (a)	8,820	257,897

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Cornerstone OnDemand, Inc. (a) (b)	7,955	$274,686
CoStar Group, Inc. (a)	1,373	283,785
Cvent, Inc. (a)	8,260	288,357
Demandware, Inc. (a) (b)	5,607	302,610
DHI Group, Inc. (a)	21,921	201,016
EarthLink Holdings Corp. (b)	38,532	286,293
eBay, Inc. (a)	9,948	273,371
Endurance International Group Holdings, Inc. (a) (b)	21,785	238,110
Envestnet, Inc. (a)	9,459	282,351
Facebook, Inc. (Class A) (a)	2,724	285,094
GoDaddy, Inc. (Class A) (a) (b)	8,285	265,617
Gogo, Inc. (a) (b)	15,943	283,785
GrubHub, Inc. (a) (b)	11,577	280,163
GTT Communications, Inc. (a) (b)	16,365	279,187
Hortonworks, Inc. (a) (b)	13,765	301,453
IAC/InterActiveCorp	4,662	279,953
Intralinks Holdings, Inc. (a) (b)	16,916	153,428
j2 Global, Inc. (b)	3,590	295,529
LinkedIn Corp. (Class A) (a)	1,206	271,446
LivePerson, Inc. (a) (b)	28,836	194,643
LogMeIn, Inc. (a) (b)	4,155	278,801
Marketo, Inc. (a) (b)	10,546	302,776
Monster Worldwide, Inc. (a) (b)	49,152	281,641
New Relic, Inc. (a) (b)	7,788	283,717
NIC, Inc. (b)	14,289	281,208
Pandora Media, Inc. (a) (b)	22,062	295,851
Q2 Holdings, Inc. (a) (b)	10,161	267,946
Quotient Technology, Inc. (a)	43,949	299,732
Rackspace Hosting, Inc. (a) (b)	10,918	276,444
RetailMeNot, Inc. (a) (b)	28,072	278,474
SciQuest, Inc. (a)	13,191	171,087
Shutterstock, Inc. (a) (b)	8,809	284,883
SPS Commerce, Inc. (a)	4,069	285,684
Stamps.com, Inc. (a)	2,674	293,097
Textura Corp. (a) (b)	12,897	278,317
TrueCar, Inc. (a)	35,394	337,659
Twitter, Inc. (a) (b)	11,200	259,168
VeriSign, Inc. (a) (b)	3,124	272,913
Web.com Group, Inc. (a) (b)	12,381	247,744
WebMD Health Corp. (a) (b)	6,027	291,104
Yahoo!, Inc. (a)	8,453	281,147
Yelp, Inc. (a)	9,383	270,230
Zillow Group, Inc. (Class C) (a) (b)	11,950	280,586

		14,425,881

IT CONSULTING & OTHER SERVICES — 9.5%
Accenture PLC (Class A)	2,642	276,089
Acxiom Corp. (a) (b)	12,880	269,450
Booz Allen Hamilton Holding Corp.	9,547	294,525
CACI International, Inc. (Class A) (a)	2,985	276,948
Cognizant Technology Solutions Corp. (Class A) (a)	4,772	286,415
Computer Sciences Corp.	9,339	305,199
CSRA, Inc.	9,620	288,600
EPAM Systems, Inc. (a) (b)	3,541	278,393
Forrester Research, Inc.	4,163	118,562
Gartner, Inc. (a) (b)	3,181	288,517
International Business Machines Corp.	2,067	284,461
Leidos Holdings, Inc.	4,996	281,075
ManTech International Corp. (Class A)	8,948	270,588

Perficient, Inc. (a)	10,253	175,531
Science Applications International Corp.	5,922	271,109
Teradata Corp. (a) (b)	10,277	271,518
Unisys Corp. (a) (b)	24,468	270,371
Virtusa Corp. (a) (b)	6,181	255,523

		4,762,874

SYSTEMS SOFTWARE — 12.2%
Barracuda Networks, Inc. (a)	16,156	301,794
CA, Inc.	10,247	292,654
CommVault Systems, Inc. (a)	7,150	281,352
FireEye, Inc. (a)	13,216	274,100
Fortinet, Inc. (a)	9,109	283,928
Gigamon, Inc. (a) (b)	10,663	283,316
Imperva, Inc. (a) (b)	4,150	262,737
Infoblox, Inc. (a) (b)	15,355	282,378
Microsoft Corp.	5,146	285,500
NetSuite, Inc. (a) (b)	3,506	296,678
Oracle Corp.	7,476	273,098
Progress Software Corp. (a) (b)	12,348	296,352
Proofpoint, Inc. (a) (b)	4,229	274,927
Qualys, Inc. (a) (b)	7,885	260,915
Red Hat, Inc. (a)	3,540	293,147
Rovi Corp. (a) (b)	26,369	439,308
ServiceNow, Inc. (a) (b)	3,332	288,418
Symantec Corp.	14,158	297,318
Tableau Software, Inc. (Class A) (a) (b)	3,153	297,076
VASCO Data Security International, Inc. (a) (b)	16,669	278,872
VMware, Inc. (Class A) (a) (b)	4,711	266,501

		6,110,369

TOTAL COMMON STOCKS (Cost $47,011,333)		50,186,125

SHORT-TERM INVESTMENTS — 21.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	60,194	60,194
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,871,197	10,871,197

TOTAL SHORT-TERM INVESTMENTS (Cost $10,931,391)		10,931,391

TOTAL INVESTMENTS — 121.6% (f) (Cost $57,942,724)		61,117,516
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.6)%		(10,858,616)

NET ASSETS — 100.0%		$50,258,900

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 13.6%
8x8, Inc. (a) (b)	18,034	$206,489
Cogent Communications Holdings, Inc. (a)	15,691	544,321
Globalstar, Inc. (a) (b)	73,911	106,432
inContact, Inc. (a) (b)	19,534	186,354
Inteliquent, Inc. (a)	16,259	288,923
Iridium Communications, Inc. (a) (b)	25,842	217,331
Level 3 Communications, Inc. (b)	9,989	543,002
Vonage Holdings Corp. (a) (b)	74,504	427,653
Zayo Group Holdings, Inc. (a) (b)	19,558	520,047

		3,040,552

COMMUNICATIONS EQUIPMENT — 60.6%
ADTRAN, Inc.	13,719	236,241
Arista Networks, Inc. (b)	7,600	591,584
ARRIS Group, Inc. (a) (b)	16,746	511,925
Brocade Communications Systems, Inc.	58,971	541,354
CalAmp Corp. (a) (b)	13,006	259,210
Calix, Inc. (a) (b)	10,004	78,732
Ciena Corp. (b)	25,828	534,381
Cisco Systems, Inc.	19,628	532,998
CommScope Holding Co., Inc. (a) (b)	19,797	512,544
Comtech Telecommunications Corp.	3,892	78,190
EchoStar Corp. (Class A) (b)	5,076	198,522
Extreme Networks, Inc. (a) (b)	35,100	143,208
F5 Networks, Inc. (b)	5,222	506,325
Finisar Corp. (a) (b)	35,974	523,062
Harmonic, Inc. (a) (b)	19,210	78,185
Harris Corp.	6,176	536,695
Infinera Corp. (a) (b)	25,911	469,507
InterDigital, Inc. (a)	10,409	510,458
Ixia (a) (b)	23,298	289,594
Juniper Networks, Inc.	17,892	493,819
Lumentum Holdings, Inc. (b)	12,938	284,895
Motorola Solutions, Inc.	7,465	510,979
NETGEAR, Inc. (a) (b)	11,686	489,760
NetScout Systems, Inc. (a) (b)	16,520	507,164
Palo Alto Networks, Inc. (a) (b)	2,748	484,033
Plantronics, Inc. (a)	8,212	389,413
Polycom, Inc. (b)	39,490	497,179
QUALCOMM, Inc.	10,814	540,538
Ruckus Wireless, Inc. (a) (b)	48,969	524,458
ShoreTel, Inc. (b)	15,671	138,688
Sonus Networks, Inc. (a) (b)	20,128	143,513
Ubiquiti Networks, Inc. (a) (b)	15,629	495,283
ViaSat, Inc. (a) (b)	8,505	518,890
Viavi Solutions, Inc. (a) (b)	68,107	414,772

		13,566,099

INTEGRATED TELECOMMUNICATION SERVICES — 14.6%
AT&T, Inc. (a)	15,393	529,673
Atlantic Tele-Network, Inc. (a)	2,676	209,344
CenturyLink, Inc.	20,542	516,837
Cincinnati Bell, Inc. (a) (b)	32,204	115,934
Consolidated Communications Holdings, Inc. (a)	7,677	160,833
Frontier Communications Corp. (a)	112,095	523,484
General Communication, Inc. (Class A) (b)	7,307	144,533

Verizon Communications, Inc.	11,456	529,496
Windstream Holdings, Inc. (a)	84,355	543,246

		3,273,380

WIRELESS TELECOMMUNICATION SERVICES — 10.9%
NII Holdings, Inc. (b)	13,300	67,165
SBA Communications Corp. (Class A) (b)	5,087	534,491
Shenandoah Telecommunications Co. (a)	4,039	173,879
Sprint Corp. (a) (b)	140,353	508,078
T-Mobile US, Inc. (a) (b)	14,237	556,951
Telephone & Data Systems, Inc.	18,988	491,599
United States Cellular Corp. (a) (b)	2,633	107,453

		2,439,616

TOTAL COMMON STOCKS (Cost $24,719,829)		22,319,647

SHORT-TERM INVESTMENTS — 21.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	44,417	44,417
State Street Navigator Securities Lending Prime Portfolio (d) (e)	4,679,655	4,679,655

TOTAL SHORT-TERM INVESTMENTS (Cost $4,724,072)		4,724,072

TOTAL INVESTMENTS — 120.8% (f) (Cost $29,443,901)		27,043,719
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.8)%		(4,662,273)

NET ASSETS — 100.0%		$22,381,446

(a)	All or a portion of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 21.3%
Atlas Air Worldwide Holdings, Inc. (a)	91,066	$3,764,669
CH Robinson Worldwide, Inc.	74,159	4,599,341
Echo Global Logistics, Inc. (a) (b)	116,990	2,385,426
Expeditors International of Washington, Inc.	98,661	4,449,611
FedEx Corp.	31,900	4,752,781
Forward Air Corp.	72,621	3,123,429
Hub Group, Inc. (Class A) (a)	90,405	2,978,845
Park-Ohio Holdings Corp.	21,385	786,540
United Parcel Service, Inc. (Class B)	47,216	4,543,596
UTi Worldwide, Inc. (a) (b)	519,263	3,650,419
XPO Logistics, Inc. (a) (b)	168,917	4,602,988

		39,637,645

AIRLINES — 26.0%
Alaska Air Group, Inc.	55,553	4,472,572
Allegiant Travel Co.	27,094	4,547,186
American Airlines Group, Inc.	109,290	4,628,431
Delta Air Lines, Inc.	93,251	4,726,893
Hawaiian Holdings, Inc. (a)	122,157	4,315,807
JetBlue Airways Corp. (a)	196,232	4,444,655
SkyWest, Inc.	166,783	3,172,213
Southwest Airlines Co.	105,916	4,560,743
Spirit Airlines, Inc. (a) (b)	110,561	4,405,856
United Continental Holdings, Inc. (a)	80,590	4,617,807
Virgin America, Inc. (a) (b)	129,712	4,670,929

		48,563,092

AIRPORT SERVICES — 3.4%
Macquarie Infrastructure Corp.	69,182	5,022,613
Wesco Aircraft Holdings, Inc. (a) (b)	104,490	1,250,746

		6,273,359

MARINE — 4.5%
Kirby Corp. (a)	84,067	4,423,606
Matson, Inc.	95,140	4,055,818

		8,479,424

RAILROADS — 12.4%
CSX Corp.	178,717	4,637,706
Genesee & Wyoming, Inc. (Class A) (a)	89,802	4,821,470
Kansas City Southern	61,585	4,598,552
Norfolk Southern Corp.	51,370	4,345,388
Union Pacific Corp.	59,526	4,654,933

		23,058,049

TRUCKING — 32.3%
AMERCO	12,151	4,732,815
ArcBest Corp.	113,118	2,419,594
Avis Budget Group, Inc. (a)	133,443	4,842,646
Celadon Group, Inc. (b)	128,067	1,266,583
Heartland Express, Inc. (b)	182,966	3,114,081
Hertz Global Holdings, Inc. (a)	321,079	4,568,954
JB Hunt Transport Services, Inc.	62,835	4,609,576
Knight Transportation, Inc. (b)	191,175	4,632,170
Landstar System, Inc. (b)	80,640	4,729,536
Marten Transport, Ltd.	48,947	866,362
Old Dominion Freight Line, Inc. (a)	77,897	4,601,376

Roadrunner Transportation Systems, Inc. (a)	110,598	1,042,939
Ryder System, Inc.	81,772	4,647,103
Saia, Inc. (a)	99,901	2,222,797
Swift Transportation Co. (a) (b)	334,061	4,616,723
Werner Enterprises, Inc. (b)	186,703	4,366,983
YRC Worldwide, Inc. (a)	203,217	2,881,616

		60,161,854

TOTAL COMMON STOCKS (Cost $235,857,687)		186,173,423

SHORT-TERM INVESTMENTS — 14.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	143,435	143,435
State Street Navigator Securities Lending Prime Portfolio (d) (e)	26,361,069	26,361,069

TOTAL SHORT-TERM INVESTMENTS (Cost $26,504,504)		26,504,504

TOTAL INVESTMENTS — 114.1% (f) (Cost $262,362,191)		212,677,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(26,316,464)

NET ASSETS — 100.0%		$186,361,463

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investment of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
AAR Corp.	6	$158
Aerojet Rocketdyne Holdings, Inc. (a)	16	250
Aerovironment, Inc. (a) (b)	3	88
American Science & Engineering, Inc.	1	41
B/E Aerospace, Inc.	9	381
Boeing Co.	98	14,170
Cubic Corp. (b)	5	236
Curtiss-Wright Corp.	4	274
Engility Holdings, Inc. (b)	12	390
Esterline Technologies Corp. (a)	7	567
General Dynamics Corp.	56	7,692
Honeywell International, Inc.	109	11,289
Huntington Ingalls Industries, Inc.	7	888
KLX, Inc. (a)	4	123
L-3 Communications Holdings, Inc.	27	3,227
Lockheed Martin Corp.	47	10,206
Moog, Inc. (a)	11	667
National Presto Industries, Inc.	2	166
Northrop Grumman Corp.	33	6,231
Orbital ATK, Inc.	12	1,072
Precision Castparts Corp.	16	3,712
Raytheon Co.	56	6,974
Rockwell Collins, Inc. (b)	12	1,108
Teledyne Technologies, Inc. (a)	7	621
Textron, Inc.	37	1,554
Triumph Group, Inc.	9	358
United Technologies Corp. (b)	154	14,795

		87,238

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a) (b)	13	537
CH Robinson Worldwide, Inc.	23	1,426
Expeditors International of Washington, Inc.	22	992
FedEx Corp.	48	7,152
Forward Air Corp. (b)	3	129
Hub Group, Inc. (a)	7	231
United Parcel Service, Inc. (b)	145	13,953
UTi Worldwide, Inc. (a) (b)	59	415

		24,835

AIRLINES — 0.5%
Alaska Air Group, Inc. (b)	16	1,288
Allegiant Travel Co. (b)	3	503
American Airlines Group, Inc.	52	2,202
Delta Air Lines, Inc.	164	8,313
JetBlue Airways Corp. (a) (b)	85	1,925
Republic Airways Holdings, Inc. (a) (b)	32	126
SkyWest, Inc. (b)	28	533
Southwest Airlines Co.	75	3,230

		18,120

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	26	1,124
Dana Holding Corp. (b)	53	732
Delphi Automotive PLC	38	3,258
Dorman Products, Inc. (a) (b)	7	332
Drew Industries, Inc.	4	244
Gentex Corp. (b)	32	512
Goodyear Tire & Rubber Co.	102	3,332

Johnson Controls, Inc.	141	5,568
Standard Motor Products, Inc.	7	266
Superior Industries International, Inc.	8	147

		15,515

AUTOMOBILES — 1.7%
Ford Motor Co.	2,447	34,478
General Motors Co.	904	30,745
Harley-Davidson, Inc. (b)	22	999
Thor Industries, Inc.	12	674
Winnebago Industries, Inc. (b)	5	99

		66,995

BANKS — 9.6%
Associated Banc-Corp	41	769
BancorpSouth, Inc. (b)	4	96
Bank of America Corp.	3,909	65,789
Bank of Hawaii Corp. (b)	10	629
Bank of the Ozarks, Inc.	8	396
Banner Corp. (b)	8	367
BB&T Corp.	205	7,751
BBCN Bancorp, Inc.	9	155
Boston Private Financial Holdings, Inc. (b)	13	147
Cardinal Financial Corp.	19	432
Cathay General Bancorp	13	407
Citigroup, Inc.	1,039	53,768
City Holding Co.	4	183
Columbia Banking System, Inc. (b)	6	195
Comerica, Inc.	44	1,841
Commerce Bancshares, Inc. (b)	18	759
Community Bank System, Inc. (b)	8	320
Cullen/Frost Bankers, Inc. (b)	14	840
CVB Financial Corp. (b)	21	355
East West Bancorp, Inc.	22	914
Fifth Third Bancorp (b)	287	5,769
First BanCorp (a)	38	124
First Commonwealth Financial Corp. (b)	28	254
First Financial Bancorp	16	289
First Financial Bankshares, Inc. (b)	10	302
First Horizon National Corp. (b)	66	958
First Midwest Bancorp, Inc.	17	313
First Niagara Financial Group, Inc.	112	1,215
FirstMerit Corp. (b)	26	485
FNB Corp. (b)	38	507
Fulton Financial Corp.	44	572
Glacier Bancorp, Inc. (b)	17	451
Hancock Holding Co. (b)	28	705
Hanmi Financial Corp.	8	190
Home BancShares, Inc.	8	324
Huntington Bancshares, Inc.	169	1,869
Independent Bank Corp.	4	186
International Bancshares Corp. (b)	18	463
JPMorgan Chase & Co. (b)	1,382	91,253
KeyCorp	212	2,796
LegacyTexas Financial Group, Inc.	5	125
M&T Bank Corp.	26	3,151
MB Financial, Inc. (b)	11	356
National Penn Bancshares, Inc.	27	333
NBT Bancorp, Inc.	9	251
Old National Bancorp	21	285

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

PacWest Bancorp (b)	12	$517
People’s United Financial, Inc. (b)	94	1,518
Pinnacle Financial Partners, Inc.	8	411
PNC Financial Services Group, Inc.	134	12,772
PrivateBancorp, Inc. (b)	14	574
Prosperity Bancshares, Inc. (b)	11	526
Regions Financial Corp.	474	4,550
S&T Bancorp, Inc. (b)	8	247
Signature Bank (a)	6	920
Simmons First National Corp. (b)	4	205
Sterling Bancorp (b)	24	389
SunTrust Banks, Inc.	136	5,826
SVB Financial Group (a)	7	832
Synovus Financial Corp. (b)	35	1,133
TCF Financial Corp.	48	678
Texas Capital Bancshares, Inc. (a) (b)	5	247
Tompkins Financial Corp.	4	225
Trustmark Corp. (b)	15	346
UMB Financial Corp. (b)	8	372
Umpqua Holdings Corp. (b)	25	398
United Bankshares, Inc. (b)	11	407
United Community Banks, Inc.	28	546
US Bancorp	355	15,148
Valley National Bancorp (b)	53	522
Webster Financial Corp.	17	632
Wells Fargo & Co.	1,232	66,972
Westamerica Bancorp (b)	5	234
Wilshire Bancorp, Inc. (b)	15	173
Wintrust Financial Corp. (b)	8	388
Zions Bancorp (b)	54	1,474

		368,821

BEVERAGES — 1.3%
Boston Beer Co., Inc. (a)	1	202
Brown-Forman Corp. (b)	9	894
Coca-Cola Co.	520	22,339
Coca-Cola Enterprises, Inc.	47	2,314
Constellation Brands, Inc.	23	3,276
Dr. Pepper Snapple Group, Inc.	27	2,516
Molson Coors Brewing Co.	31	2,912
Monster Beverage Corp. (a)	12	1,788
PepsiCo, Inc.	137	13,689

		49,930

BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	145	8,590
Acorda Therapeutics, Inc. (a)	8	342
Alexion Pharmaceuticals, Inc. (a)	9	1,717
Amgen, Inc.	67	10,876
Baxalta, Inc.	105	4,098
Biogen, Inc. (a)	16	4,902
Celgene Corp. (a)	37	4,431
Emergent BioSolutions, Inc. (a)	7	280
Gilead Sciences, Inc.	137	13,863
Momenta Pharmaceuticals, Inc. (a) (b)	10	148
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,629
Spectrum Pharmaceuticals, Inc. (a)	43	259
United Therapeutics Corp. (a) (b)	4	627
Vertex Pharmaceuticals, Inc. (a)	12	1,510

		53,272

BUILDING PRODUCTS — 0.1%
AAON, Inc. (b)	6	139
Allegion PLC	5	330
AO Smith Corp. (b)	8	613
Apogee Enterprises, Inc. (b)	9	391
Fortune Brands Home & Security, Inc. (b)	18	999
Gibraltar Industries, Inc. (a) (b)	8	203
Griffon Corp. (b)	17	303
Lennox International, Inc. (b)	4	500
Masco Corp.	39	1,104
Quanex Building Products Corp. (b)	7	146
Simpson Manufacturing Co., Inc.	7	239
Universal Forest Products, Inc.	6	410

		5,377

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)	5	799
Ameriprise Financial, Inc.	36	3,831
Bank of New York Mellon Corp. (b)	203	8,368
BlackRock, Inc. (b)	22	7,491
Calamos Asset Management, Inc.	11	107
Charles Schwab Corp. (b)	101	3,326
E*TRADE Financial Corp. (a)	46	1,363
Eaton Vance Corp. (b)	16	519
Evercore Partners, Inc.	8	433
Federated Investors, Inc.	22	630
Financial Engines, Inc. (b)	3	101
Franklin Resources, Inc.	93	3,424
Goldman Sachs Group, Inc.	105	18,924
Greenhill & Co., Inc. (b)	5	143
HFF, Inc. (b)	9	280
Interactive Brokers Group, Inc. (b)	12	523
Invesco, Ltd.	61	2,042
Investment Technology Group, Inc.	14	238
Janus Capital Group, Inc. (b)	41	578
Legg Mason, Inc. (b)	19	745
Morgan Stanley	956	30,410
Northern Trust Corp.	35	2,523
Piper Jaffray Cos. (a) (b)	9	364
Raymond James Financial, Inc.	23	1,333
SEI Investments Co.	14	734
State Street Corp. (b) (c)	54	3,583
Stifel Financial Corp. (a)	8	339
T Rowe Price Group, Inc. (b)	36	2,574
Virtus Investment Partners, Inc.	1	118
Waddell & Reed Financial, Inc. (b)	7	201

		96,044

CHEMICALS — 2.0%
A Schulman, Inc.	9	276
Air Products & Chemicals, Inc.	27	3,513
Airgas, Inc.	13	1,798
Albemarle Corp. (b)	12	672
American Vanguard Corp. (b)	3	42
Ashland, Inc. (b)	13	1,335
Balchem Corp.	2	122
Cabot Corp.	15	613
Calgon Carbon Corp.	9	155
CF Industries Holdings, Inc.	55	2,245
Chemours Co.	24	129

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Dow Chemical Co. (b)	303	$15,598
E.I. du Pont de Nemours & Co.	124	8,258
Eastman Chemical Co.	33	2,228
Ecolab, Inc.	24	2,745
FMC Corp. (b)	14	548
FutureFuel Corp.	26	351
Hawkins, Inc.	2	72
HB Fuller Co. (b)	8	292
Innophos Holdings, Inc.	7	203
International Flavors & Fragrances, Inc.	7	837
Intrepid Potash, Inc. (a)	11	32
Koppers Holdings, Inc. (a) (b)	5	91
Kraton Performance Polymers, Inc. (a)	9	149
LSB Industries, Inc. (a)	4	29
LyondellBasell Industries NV (b)	131	11,384
Minerals Technologies, Inc.	6	275
Monsanto Co.	46	4,532
Mosaic Co.	101	2,787
NewMarket Corp.	1	381
Olin Corp.	22	380
PolyOne Corp. (b)	11	349
PPG Industries, Inc.	38	3,755
Praxair, Inc. (b)	42	4,301
Quaker Chemical Corp.	3	232
Rayonier Advanced Materials, Inc.	9	88
RPM International, Inc. (b)	18	793
Scotts Miracle-Gro Co.	9	581
Sensient Technologies Corp.	10	628
Sherwin-Williams Co. (b)	5	1,298
Stepan Co.	4	199
Tredegar Corp.	7	95
Valspar Corp. (b)	12	995

		75,386

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	18	512
ADT Corp. (b)	32	1,055
Brady Corp. (b)	10	230
Brink’s Co. (b)	26	750
Cintas Corp. (b)	13	1,184
Clean Harbors, Inc. (a) (b)	6	250
Copart, Inc. (a)	17	646
Deluxe Corp. (b)	8	436
Essendant, Inc. (b)	15	488
G&K Services, Inc.	5	315
Healthcare Services Group, Inc. (b)	9	314
Herman Miller, Inc.	10	287
HNI Corp. (b)	11	397
Interface, Inc.	9	172
Matthews International Corp. (b)	6	321
Mobile Mini, Inc. (b)	8	249
MSA Safety, Inc.	6	261
Pitney Bowes, Inc. (b)	66	1,363
Republic Services, Inc. (b)	79	3,475
Rollins, Inc. (b)	21	544
RR Donnelley & Sons Co.	132	1,943
Stericycle, Inc. (a) (b)	9	1,085
Tetra Tech, Inc. (b)	13	338
Tyco International PLC	76	2,424
UniFirst Corp. (b)	4	417

Viad Corp. (b)	6	169
Waste Connections, Inc. (b)	16	901
Waste Management, Inc.	78	4,163

		24,689

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	8	138
ARRIS Group, Inc. (a) (b)	25	764
Bel Fuse, Inc.	3	52
Black Box Corp. (b)	6	57
Ciena Corp. (a) (b)	11	228
Cisco Systems, Inc.	905	24,575
Comtech Telecommunications Corp.	5	100
Digi International, Inc. (a)	6	68
F5 Networks, Inc. (a)	6	582
Harmonic, Inc. (a) (b)	21	86
Harris Corp.	22	1,912
InterDigital, Inc. (b)	9	441
Ixia (a)	33	410
Juniper Networks, Inc.	62	1,711
Lumentum Holdings, Inc. (a)	6	132
Motorola Solutions, Inc.	30	2,054
NETGEAR, Inc. (a) (b)	6	251
NetScout Systems, Inc. (a) (b)	6	184
Plantronics, Inc.	5	237
Polycom, Inc. (a)	25	315
QUALCOMM, Inc.	213	10,647
ViaSat, Inc. (a) (b)	5	305
Viavi Solutions, Inc. (a) (b)	30	183

		45,432

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a) (b)	40	1,201
Aegion Corp. (a) (b)	9	174
Comfort Systems USA, Inc. (b)	14	398
Dycom Industries, Inc. (a) (b)	7	490
EMCOR Group, Inc.	16	769
Fluor Corp. (b)	57	2,692
Granite Construction, Inc. (b)	10	429
Jacobs Engineering Group, Inc. (a)	45	1,888
KBR, Inc.	94	1,590
Orion Marine Group, Inc. (a) (b)	8	33
Quanta Services, Inc. (a) (b)	34	688

		10,352

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5	302
Headwaters, Inc. (a) (b)	20	337
Martin Marietta Materials, Inc. (b)	5	683
Vulcan Materials Co. (b)	9	855

		2,177

CONSUMER FINANCE — 0.9%
American Express Co.	176	12,241
Capital One Financial Corp.	185	13,353
Cash America International, Inc. (b)	18	539
Discover Financial Services	88	4,719
Encore Capital Group, Inc. (a) (b)	6	175
Enova International, Inc. (a) (b)	16	106
EZCORP, Inc. (a) (b)	9	45
First Cash Financial Services, Inc. (a) (b)	2	75

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Green Dot Corp. (a) (b)	23	$378
Navient Corp. (b)	154	1,763
PRA Group, Inc. (a) (b)	9	312
SLM Corp. (a)	20	130
World Acceptance Corp. (a) (b)	4	148

		33,984

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (b)	10	727
Avery Dennison Corp. (b)	17	1,065
Ball Corp.	17	1,236
Bemis Co., Inc.	17	760
Greif, Inc. (b)	16	493
International Paper Co.	95	3,582
Myers Industries, Inc. (b)	7	93
Owens-Illinois, Inc. (a)	44	766
Packaging Corp. of America	13	820
Sealed Air Corp.	21	937
Silgan Holdings, Inc.	12	645
Sonoco Products Co. (b)	27	1,103
WestRock Co.	47	2,144

		14,371

DISTRIBUTORS — 0.1%
Genuine Parts Co.	29	2,491
LKQ Corp. (a) (b)	49	1,452
Pool Corp. (b)	7	565
VOXX International Corp. (a)	10	53

		4,561

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	2	37
Apollo Education Group, Inc. (a)	62	476
Capella Education Co.	3	139
Career Education Corp. (a)	28	102
DeVry Education Group, Inc. (b)	16	405
Graham Holdings Co.	1	485
H&R Block, Inc.	35	1,166
Regis Corp. (a) (b)	19	269
Service Corp. International (b)	23	598
Sotheby’s (b)	8	206
Strayer Education, Inc. (a) (b)	3	180
Universal Technical Institute, Inc. (b)	5	23

		4,086

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. (a)	593	78,300
CBOE Holdings, Inc. (b)	7	454
CME Group, Inc.	73	6,614
FactSet Research Systems, Inc. (b)	3	488
Intercontinental Exchange, Inc.	8	2,050
Leucadia National Corp.	103	1,791
MarketAxess Holdings, Inc. (b)	4	446
McGraw Hill Financial, Inc. (b)	13	1,282
Moody’s Corp. (b)	12	1,204
MSCI, Inc.	9	649
Nasdaq, Inc.	32	1,861

		95,139

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc. (b)	2,297	79,040
Atlantic Tele-Network, Inc.	5	391

CenturyLink, Inc.	360	9,058
Cincinnati Bell, Inc. (a) (b)	63	227
Frontier Communications Corp. (b)	364	1,700
General Communication, Inc. (a) (b)	18	356
Iridium Communications, Inc. (a) (b)	50	421
Level 3 Communications, Inc. (a)	28	1,522
Lumos Networks Corp. (b)	2	22
Verizon Communications, Inc. (b)	852	39,379

		132,116

ELECTRIC UTILITIES — 2.5%
ALLETE, Inc.	10	508
American Electric Power Co., Inc.	160	9,323
Avangrid, Inc. (a)	12	461
Cleco Corp.	13	679
Duke Energy Corp.	179	12,779
Edison International	88	5,210
El Paso Electric Co.	9	346
Entergy Corp.	69	4,717
Eversource Energy	72	3,677
Exelon Corp.	329	9,136
FirstEnergy Corp.	161	5,109
Great Plains Energy, Inc.	50	1,365
Hawaiian Electric Industries, Inc.	29	840
IDACORP, Inc. (b)	14	952
NextEra Energy, Inc.	85	8,831
OGE Energy Corp. (b)	44	1,157
Pepco Holdings, Inc.	68	1,769
Pinnacle West Capital Corp.	32	2,063
PNM Resources, Inc. (b)	29	887
PPL Corp.	221	7,543
Southern Co.	284	13,288
Westar Energy, Inc.	42	1,781
Xcel Energy, Inc.	142	5,099

		97,520

ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc. (b)	23	1,233
AZZ, Inc. (b)	4	222
Eaton Corp. PLC	87	4,528
Emerson Electric Co.	134	6,409
Encore Wire Corp. (b)	4	148
EnerSys	5	280
Franklin Electric Co., Inc.	8	216
General Cable Corp. (b)	27	363
Hubbell, Inc.	9	909
Powell Industries, Inc. (b)	3	78
Regal Beloit Corp. (b)	8	468
Rockwell Automation, Inc. (b)	19	1,950
Vicor Corp. (a)	11	100

		16,904

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a) (b)	5	50
Amphenol Corp. (b)	23	1,201
Anixter International, Inc. (a) (b)	17	1,027
Arrow Electronics, Inc. (a)	58	3,142
Avnet, Inc.	81	3,470
Badger Meter, Inc. (b)	2	117
Belden, Inc.	1	48

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Benchmark Electronics, Inc. (a)	20	$413
Checkpoint Systems, Inc.	13	82
Cognex Corp. (b)	6	203
Coherent, Inc. (a)	7	456
Corning, Inc.	286	5,228
CTS Corp. (b)	8	141
Daktronics, Inc. (b)	10	87
DTS, Inc. (a) (b)	2	45
Electro Scientific Industries, Inc. (a)	4	21
FARO Technologies, Inc. (a)	1	30
FEI Co. (b)	5	399
FLIR Systems, Inc.	19	533
II-VI, Inc. (a)	8	148
Ingram Micro, Inc.	104	3,160
Insight Enterprises, Inc. (a)	24	603
IPG Photonics Corp. (a) (b)	5	446
Itron, Inc. (a) (b)	9	326
Jabil Circuit, Inc. (b)	125	2,911
Keysight Technologies, Inc. (a)	19	538
Knowles Corp. (a) (b)	16	213
Littelfuse, Inc. (b)	3	321
Mercury Systems, Inc. (a) (b)	6	110
Methode Electronics, Inc. (b)	9	286
MTS Systems Corp. (b)	2	127
National Instruments Corp.	12	344
Newport Corp. (a) (b)	8	127
OSI Systems, Inc. (a) (b)	3	266
Park Electrochemical Corp.	3	45
Plexus Corp. (a) (b)	9	314
Rofin-Sinar Technologies, Inc. (a) (b)	6	161
Rogers Corp. (a) (b)	3	155
Sanmina Corp. (a)	54	1,111
ScanSource, Inc. (a)	8	258
SYNNEX Corp.	19	1,709
TE Connectivity, Ltd.	56	3,618
Tech Data Corp. (a) (b)	21	1,394
Trimble Navigation, Ltd. (a)	26	558
TTM Technologies, Inc. (a) (b)	19	124
Vishay Intertechnology, Inc. (b)	48	578
Zebra Technologies Corp. (a) (b)	8	557

		37,201

ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	20	150
Atwood Oceanics, Inc. (b)	39	399
Baker Hughes, Inc.	99	4,569
Basic Energy Services, Inc. (a) (b)	10	27
Bristow Group, Inc. (b)	7	181
Cameron International Corp. (a)	62	3,918
CARBO Ceramics, Inc. (b)	13	224
Diamond Offshore Drilling, Inc.	46	971
Dril-Quip, Inc. (a)	5	296
Ensco PLC (b)	150	2,308
Era Group, Inc. (a)	6	67
Exterran Corp. (a)	9	144
FMC Technologies, Inc. (a)	42	1,218
Geospace Technologies Corp. (a)	1	14
Gulf Island Fabrication, Inc.	3	31
Halliburton Co.	192	6,536
Helix Energy Solutions Group, Inc. (a) (b)	26	137

Helmerich & Payne, Inc. (b)	35	1,874
Hornbeck Offshore Services, Inc. (a) (b)	5	50
ION Geophysical Corp. (a) (b)	23	12
Matrix Service Co. (a) (b)	7	144
Nabors Industries, Ltd.	186	1,583
National Oilwell Varco, Inc. (b)	138	4,622
Newpark Resources, Inc. (a) (b)	50	264
Noble Corp. PLC (b)	155	1,635
Oceaneering International, Inc.	19	713
Oil States International, Inc. (a)	34	927
Patterson-UTI Energy, Inc.	95	1,433
Pioneer Energy Services Corp. (a) (b)	18	39
Rowan Cos. PLC (b)	81	1,373
Schlumberger, Ltd.	194	13,531
SEACOR Holdings, Inc. (a) (b)	6	315
Superior Energy Services, Inc. (b)	46	620
Tesco Corp. (b)	29	210
TETRA Technologies, Inc. (a)	21	158
Tidewater, Inc. (b)	31	216
Transocean, Ltd. (b)	219	2,711
Unit Corp. (a) (b)	30	366

		53,986

FOOD & STAPLES RETAILING — 3.3%
Andersons, Inc. (b)	13	411
Casey’s General Stores, Inc.	10	1,205
Costco Wholesale Corp.	84	13,566
CVS Health Corp.	169	16,523
Kroger Co. (b)	304	12,716
SpartanNash Co.	20	433
SUPERVALU, Inc. (a)	172	1,166
Sysco Corp.	162	6,642
United Natural Foods, Inc. (a) (b)	10	394
Wal-Mart Stores, Inc.	993	60,871
Walgreens Boots Alliance, Inc.	138	11,751
Whole Foods Market, Inc. (b)	37	1,239

		126,917

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	379	13,902
B&G Foods, Inc.	9	315
Cal-Maine Foods, Inc. (b)	6	278
Calavo Growers, Inc.	2	98
Campbell Soup Co. (b)	58	3,048
ConAgra Foods, Inc.	91	3,836
Darling Ingredients, Inc. (a) (b)	59	621
Dean Foods Co. (b)	61	1,046
Diamond Foods, Inc. (a)	5	193
Flowers Foods, Inc. (b)	26	559
General Mills, Inc.	95	5,478
Hain Celestial Group, Inc. (a) (b)	12	485
Hershey Co. (b)	17	1,518
Hormel Foods Corp. (b)	36	2,847
Ingredion, Inc. (b)	17	1,629
J&J Snack Foods Corp. (b)	3	350
J.M. Smucker Co.	21	2,590
Kellogg Co. (b)	66	4,770
Keurig Green Mountain, Inc.	13	1,170
Kraft Heinz Co.	56	4,074
Lancaster Colony Corp. (b)	4	462

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

McCormick & Co., Inc. (b)	19	$1,626
Mead Johnson Nutrition Co. (b)	17	1,342
Mondelez International, Inc. (b)	335	15,021
Post Holdings, Inc. (a) (b)	14	864
Sanderson Farms, Inc. (b)	5	388
Seneca Foods Corp. (a)	4	116
Snyder’s-Lance, Inc. (b)	10	343
Tootsie Roll Industries, Inc. (b)	7	221
TreeHouse Foods, Inc. (a)	7	549
Tyson Foods, Inc. (b)	189	10,079
WhiteWave Foods Co. (a) (b)	16	622

		80,440

GAS UTILITIES — 0.3%
AGL Resources, Inc.	35	2,233
Atmos Energy Corp.	24	1,513
Laclede Group, Inc. (b)	8	475
National Fuel Gas Co. (b)	18	770
New Jersey Resources Corp. (b)	22	725
Northwest Natural Gas Co. (b)	7	354
ONE Gas, Inc. (b)	10	502
Piedmont Natural Gas Co., Inc.	17	969
Questar Corp. (b)	35	682
South Jersey Industries, Inc.	12	282
Southwest Gas Corp.	12	662
UGI Corp.	61	2,060
WGL Holdings, Inc. (b)	15	945

		12,172

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc. (b)	2	111
Abbott Laboratories	227	10,195
Align Technology, Inc. (a) (b)	8	527
Analogic Corp. (b)	2	165
Baxter International, Inc.	105	4,006
Becton, Dickinson and Co.	21	3,236
Boston Scientific Corp. (a)	149	2,748
C.R. Bard, Inc.	7	1,326
Cantel Medical Corp. (b)	4	249
CONMED Corp.	6	264
Cooper Cos., Inc. (b)	5	671
CryoLife, Inc.	6	65
DENTSPLY International, Inc.	18	1,095
Edwards Lifesciences Corp. (a)	17	1,343
Greatbatch, Inc. (a) (b)	6	315
Haemonetics Corp. (a)	8	258
Halyard Health, Inc. (a) (b)	6	200
Hill-Rom Holdings, Inc.	11	529
Hologic, Inc. (a) (b)	28	1,083
ICU Medical, Inc. (a)	2	226
IDEXX Laboratories, Inc. (a) (b)	6	438
Integra LifeSciences Holdings Corp. (a) (b)	5	339
Intuitive Surgical, Inc. (a) (b)	3	1,638
Invacare Corp. (b)	16	278
LivaNova PLC (a)	3	178
Masimo Corp. (a)	4	166
Medtronic PLC	101	7,769
Meridian Bioscience, Inc. (b)	6	123
Merit Medical Systems, Inc. (a)	7	130
Natus Medical, Inc. (a) (b)	5	240

Neogen Corp. (a) (b)	3	170
NuVasive, Inc. (a) (b)	8	433
ResMed, Inc. (b)	9	483
Sirona Dental Systems, Inc. (a)	7	767
St. Jude Medical, Inc.	36	2,224
STERIS PLC (b)	11	829
Stryker Corp. (b)	44	4,089
SurModics, Inc. (a) (b)	2	41
Teleflex, Inc. (b)	5	657
Varian Medical Systems, Inc. (a) (b)	8	646
West Pharmaceutical Services, Inc. (b)	5	301
Zimmer Biomet Holdings, Inc. (b)	16	1,641

		52,192

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	75	8,109
Air Methods Corp. (a) (b)	6	252
Almost Family, Inc. (a) (b)	3	115
Amedisys, Inc. (a)	1	39
AmerisourceBergen Corp.	79	8,193
AMN Healthcare Services, Inc. (a) (b)	15	466
Amsurg Corp. (a)	9	684
Anthem, Inc.	82	11,434
Cardinal Health, Inc.	111	9,909
Centene Corp. (a) (b)	22	1,448
Chemed Corp. (b)	4	599
Cigna Corp.	37	5,414
Community Health Systems, Inc. (a) (b)	45	1,194
CorVel Corp. (a) (b)	4	176
Cross Country Healthcare, Inc. (a) (b)	17	279
DaVita HealthCare Partners, Inc. (a)	30	2,091
Ensign Group, Inc. (b)	10	226
Express Scripts Holding Co. (a) (b)	140	12,237
Hanger, Inc. (a) (b)	8	132
HCA Holdings, Inc. (a)	103	6,966
Health Net, Inc. (a)	28	1,917
Healthways, Inc. (a) (b)	18	232
Henry Schein, Inc. (a)	13	2,056
Humana, Inc.	30	5,355
Kindred Healthcare, Inc. (b)	32	381
Laboratory Corp. of America Holdings (a)	14	1,731
Landauer, Inc.	2	66
LHC Group, Inc. (a) (b)	6	272
LifePoint Health, Inc. (a) (b)	18	1,321
Magellan Health, Inc. (a)	10	617
McKesson Corp.	62	12,228
MEDNAX, Inc. (a) (b)	16	1,147
Molina Healthcare, Inc. (a) (b)	30	1,804
Owens & Minor, Inc. (b)	43	1,547
Patterson Cos., Inc. (b)	19	859
PharMerica Corp. (a) (b)	16	560
Quest Diagnostics, Inc.	28	1,992
Select Medical Holdings Corp. (b)	38	453
Tenet Healthcare Corp. (a) (b)	38	1,151
UnitedHealth Group, Inc.	178	20,940
Universal Health Services, Inc.	15	1,792
VCA, Inc. (a)	7	385
WellCare Health Plans, Inc. (a)	16	1,251

		130,020

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	22	$338
Cerner Corp. (a) (b)	23	1,384
Computer Programs & Systems, Inc.	1	50
HMS Holdings Corp. (a) (b)	7	86
Medidata Solutions, Inc. (a) (b)	4	197
Omnicell, Inc. (a) (b)	5	155
Quality Systems, Inc. (b)	4	65

		2,275

HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ’s Restaurants, Inc. (a)	3	130
Bob Evans Farms, Inc.	8	311
Boyd Gaming Corp. (a) (b)	31	616
Brinker International, Inc. (b)	6	288
Buffalo Wild Wings, Inc. (a)	2	319
Carnival Corp.	160	8,717
Cheesecake Factory, Inc.	10	461
Chipotle Mexican Grill, Inc. (a) (b)	2	960
Cracker Barrel Old Country Store, Inc. (b)	4	507
Darden Restaurants, Inc. (b)	27	1,718
DineEquity, Inc. (b)	3	254
Domino’s Pizza, Inc.	5	556
International Speedway Corp.	9	304
Interval Leisure Group, Inc. (b)	8	125
Jack in the Box, Inc.	5	384
Marcus Corp.	11	209
Marriott International, Inc. (b)	21	1,408
Marriott Vacations Worldwide Corp.	4	228
McDonald’s Corp.	145	17,130
Monarch Casino & Resort, Inc. (a)	3	68
Panera Bread Co. (a)	3	584
Papa John’s International, Inc. (b)	6	335
Pinnacle Entertainment, Inc. (a)	17	529
Red Robin Gourmet Burgers, Inc. (a)	5	309
Royal Caribbean Cruises, Ltd. (b)	31	3,138
Ruby Tuesday, Inc. (a)	20	110
Ruth’s Hospitality Group, Inc.	8	127
Scientific Games Corp. (a) (b)	17	153
Starbucks Corp.	68	4,082
Starwood Hotels & Resorts Worldwide, Inc.	22	1,524
Texas Roadhouse, Inc. (b)	12	429
Wendy’s Co. (b)	28	302
Wyndham Worldwide Corp. (b)	16	1,162
Wynn Resorts, Ltd. (b)	32	2,214
Yum! Brands, Inc.	47	3,433

		53,124

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc. (b)	43	1,631
D.R. Horton, Inc.	47	1,505
Ethan Allen Interiors, Inc. (b)	5	139
Garmin, Ltd. (b)	45	1,673
Harman International Industries, Inc.	6	565
Helen of Troy, Ltd. (a)	8	754
iRobot Corp. (a)	4	142
Jarden Corp. (a)	17	971
KB Home (b)	35	432
La-Z-Boy, Inc. (b)	11	269
Leggett & Platt, Inc.	19	798
Lennar Corp. (b)	25	1,223

M/I Homes, Inc. (a) (b)	6	132
MDC Holdings, Inc. (b)	11	281
Meritage Homes Corp. (a) (b)	6	204
Mohawk Industries, Inc. (a)	8	1,515
Newell Rubbermaid, Inc.	37	1,631
PulteGroup, Inc.	87	1,550
Tempur Sealy International, Inc. (a) (b)	8	564
Toll Brothers, Inc. (a)	25	832
TopBuild Corp. (a) (b)	4	123
Tupperware Brands Corp. (b)	10	556
Universal Electronics, Inc. (a) (b)	4	205
Whirlpool Corp.	15	2,203

		19,898

HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a)	22	299
Church & Dwight Co., Inc. (b)	10	849
Clorox Co.	15	1,902
Colgate-Palmolive Co.	82	5,463
Energizer Holdings, Inc. (b)	8	273
Kimberly-Clark Corp.	57	7,256
Procter & Gamble Co.	415	32,955
WD-40 Co.	2	197

		49,194

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	277	2,651
NRG Energy, Inc.	119	1,400
Talen Energy Corp. (a) (b)	25	156

		4,207

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	62	9,339
Carlisle Cos., Inc.	7	621
Danaher Corp.	79	7,337
General Electric Co. (b)	2,078	64,730
Roper Technologies, Inc.	6	1,139

		83,166

INSURANCE — 5.5%
ACE, Ltd. (b)	104	12,152
Aflac, Inc.	158	9,464
Alleghany Corp. (a)	4	1,912
Allstate Corp.	124	7,699
American Equity Investment Life Holding Co.	28	673
American Financial Group, Inc.	29	2,090
American International Group, Inc.	445	27,577
AMERISAFE, Inc.	4	204
Aon PLC	30	2,766
Arthur J Gallagher & Co.	21	860
Aspen Insurance Holdings, Ltd.	24	1,159
Assurant, Inc. (b)	40	3,222
Brown & Brown, Inc. (b)	22	706
Chubb Corp.	62	8,224
Cincinnati Financial Corp.	43	2,544
eHealth, Inc. (a) (b)	3	30
Employers Holdings, Inc.	8	218
Everest Re Group, Ltd. (b)	14	2,563
First American Financial Corp. (b)	35	1,256
Genworth Financial, Inc. (a) (b)	335	1,250

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Hanover Insurance Group, Inc. (b)	16	$1,301
Hartford Financial Services Group, Inc.	136	5,911
HCI Group, Inc. (b)	6	209
Horace Mann Educators Corp. (b)	14	465
Infinity Property & Casualty Corp.	4	329
Kemper Corp.	20	745
Lincoln National Corp.	83	4,172
Loews Corp.	176	6,758
Marsh & McLennan Cos., Inc.	71	3,937
Mercury General Corp. (b)	20	931
MetLife, Inc.	701	33,795
Navigators Group, Inc. (a)	6	515
Old Republic International Corp. (b)	155	2,888
Primerica, Inc. (b)	14	661
Principal Financial Group, Inc.	88	3,958
ProAssurance Corp.	10	485
Progressive Corp.	180	5,724
Prudential Financial, Inc.	282	22,958
Reinsurance Group of America, Inc.	41	3,508
RenaissanceRe Holdings, Ltd. (b)	15	1,698
RLI Corp. (b)	8	494
Safety Insurance Group, Inc. (b)	5	282
Selective Insurance Group, Inc.	20	672
StanCorp Financial Group, Inc.	13	1,480
Stewart Information Services Corp. (b)	10	373
Torchmark Corp. (b)	26	1,486
Travelers Cos., Inc. (b)	97	10,947
United Fire Group, Inc.	12	460
Universal Insurance Holdings, Inc. (b)	6	139
Unum Group	96	3,196
WR Berkley Corp. (b)	41	2,245
XL Group PLC (b)	99	3,879

		213,170

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	34	22,980
Blue Nile, Inc. (a) (b)	2	74
Expedia, Inc.	17	2,113
FTD Cos., Inc. (a) (b)	9	236
HSN, Inc. (b)	9	456
Netflix, Inc. (a)	18	2,059
Nutrisystem, Inc.	10	216
PetMed Express, Inc.	5	86
Priceline Group, Inc. (a)	4	5,100
TripAdvisor, Inc. (a) (b)	6	511

		33,831

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a)	13	684
Alphabet, Inc. (a)	32	24,284
Alphabet, Inc. (a)	32	24,896
Blucora, Inc. (a) (b)	7	69
comScore, Inc. (a)	3	124
DHI Group, Inc. (a)	34	312
eBay, Inc. (a)	153	4,204
Facebook, Inc. (a)	98	10,257
j2 Global, Inc. (b)	6	494
Liquidity Services, Inc. (a) (b)	2	13
LivePerson, Inc. (a)	4	27
LogMeIn, Inc. (a) (b)	2	134

Monster Worldwide, Inc. (a) (b)	28	160
NIC, Inc. (b)	18	354
QuinStreet, Inc. (a)	59	253
Rackspace Hosting, Inc. (a) (b)	8	203
Stamps.com, Inc. (a) (b)	2	219
VeriSign, Inc. (a) (b)	9	786
XO Group, Inc. (a)	4	64
Yahoo!, Inc. (a)	160	5,322

		72,859

IT SERVICES — 2.4%
Accenture PLC	86	8,987
Acxiom Corp. (a)	15	314
Alliance Data Systems Corp. (a) (b)	6	1,659
Automatic Data Processing, Inc.	53	4,490
Broadridge Financial Solutions, Inc.	8	430
CACI International, Inc. (a) (b)	8	742
Cardtronics, Inc. (a)	6	202
Ciber, Inc. (a)	36	126
Cognizant Technology Solutions Corp. (a)	55	3,301
Computer Sciences Corp. (b)	45	1,471
Convergys Corp. (b)	23	572
CoreLogic, Inc. (a)	15	508
CSG Systems International, Inc. (b)	10	360
CSRA, Inc.	45	1,350
DST Systems, Inc. (b)	10	1,141
Fidelity National Information Services, Inc.	25	1,515
Fiserv, Inc. (a)	25	2,287
Forrester Research, Inc. (b)	2	57
Gartner, Inc. (a) (b)	4	363
Global Payments, Inc.	6	387
Heartland Payment Systems, Inc.	6	569
International Business Machines Corp.	198	27,249
Jack Henry & Associates, Inc. (b)	3	234
Leidos Holdings, Inc.	44	2,475
ManTech International Corp.	13	393
MasterCard, Inc.	43	4,186
MAXIMUS, Inc. (b)	6	338
NeuStar, Inc. (a) (b)	9	216
Paychex, Inc. (b)	35	1,851
PayPal Holdings, Inc. (a)	153	5,539
Perficient, Inc. (a)	5	86
Science Applications International Corp.	10	458
Sykes Enterprises, Inc. (a)	12	369
TeleTech Holdings, Inc. (b)	12	335
Teradata Corp. (a)	28	740
Total System Services, Inc.	28	1,394
VeriFone Systems, Inc. (a) (b)	9	252
Virtusa Corp. (a)	4	165
Visa, Inc. (b)	137	10,624
Western Union Co. (b)	95	1,701
WEX, Inc. (a) (b)	4	354
Xerox Corp. (b)	337	3,582

		93,372

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	2	33
Brunswick Corp. (b)	12	606
Callaway Golf Co. (b)	23	217
Hasbro, Inc.	25	1,684

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Mattel, Inc. (b)	120	$3,260
Polaris Industries, Inc. (b)	7	602
Sturm Ruger & Co., Inc.	1	60
Vista Outdoor, Inc. (a)	11	489

		6,951

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a) (b)	17	172
Agilent Technologies, Inc. (b)	46	1,923
Bio-Rad Laboratories, Inc. (a)	5	693
Bio-Techne Corp. (b)	4	360
Cambrex Corp. (a) (b)	6	283
Charles River Laboratories International, Inc. (a)	3	241
Luminex Corp. (a)	15	321
Mettler-Toledo International, Inc. (a)	3	1,017
PAREXEL International Corp. (a) (b)	10	681
PerkinElmer, Inc.	9	482
Thermo Fisher Scientific, Inc.	34	4,823
Waters Corp. (a) (b)	10	1,346

		12,342

MACHINERY — 1.6%
Actuant Corp. (b)	10	240
AGCO Corp. (b)	51	2,315
Albany International Corp.	8	292
Astec Industries, Inc. (b)	5	204
Barnes Group, Inc.	10	354
Briggs & Stratton Corp. (b)	17	294
Caterpillar, Inc. (b)	206	14,000
CIRCOR International, Inc. (b)	3	126
CLARCOR, Inc. (b)	6	298
Crane Co.	9	431
Cummins, Inc.	37	3,256
Deere & Co. (b)	99	7,551
Donaldson Co., Inc. (b)	14	401
Dover Corp. (b)	37	2,268
EnPro Industries, Inc.	5	219
ESCO Technologies, Inc. (b)	4	145
Federal Signal Corp.	18	285
Flowserve Corp. (b)	16	673
Graco, Inc. (b)	6	432
Harsco Corp. (b)	29	229
Hillenbrand, Inc.	13	385
IDEX Corp.	6	460
Illinois Tool Works, Inc. (b)	53	4,912
Ingersoll-Rand PLC	42	2,322
ITT Corp.	23	835
John Bean Technologies Corp. (b)	7	349
Joy Global, Inc. (b)	34	429
Kennametal, Inc. (b)	13	250
Lincoln Electric Holdings, Inc. (b)	12	623
Lindsay Corp.	1	72
Lydall, Inc. (a) (b)	5	177
Mueller Industries, Inc.	10	271
Nordson Corp. (b)	6	385
Oshkosh Corp. (b)	23	898
PACCAR, Inc.	76	3,602
Parker-Hannifin Corp. (b)	23	2,231
Pentair PLC (b)	25	1,238

Snap-on, Inc. (b)	6	1,029
SPX Corp. (b)	10	93
SPX FLOW, Inc. (a)	6	167
Standex International Corp. (b)	2	166
Stanley Black & Decker, Inc.	29	3,095
Tennant Co. (b)	3	169
Terex Corp.	41	758
Timken Co.	18	515
Titan International, Inc. (b)	34	134
Toro Co.	3	219
Trinity Industries, Inc. (b)	36	865
Valmont Industries, Inc.	4	424
Wabtec Corp.	4	284
Watts Water Technologies, Inc. (b)	7	348
Woodward, Inc. (b)	8	397
Xylem, Inc.	19	694

		62,809

MARINE — 0.0% (d)
Kirby Corp. (a)	9	474
Matson, Inc.	8	341

		815

MEDIA — 2.4%
AMC Networks, Inc. (a) (b)	6	448
Cable One, Inc.	1	434
Cablevision Systems Corp.	134	4,275
CBS Corp.	61	2,875
Cinemark Holdings, Inc.	21	702
Comcast Corp.	375	21,161
Discovery Communications, Inc. (a)	28	747
Discovery Communications, Inc. (a) (b)	50	1,261
DreamWorks Animation SKG, Inc. (a)	19	490
EW Scripps Co. (b)	15	285
Gannett Co., Inc. (b)	25	407
Harte-Hanks, Inc.	24	78
Interpublic Group of Cos., Inc.	65	1,513
John Wiley & Sons, Inc.	10	450
Live Nation Entertainment, Inc. (a)	28	688
Meredith Corp.	12	519
New York Times Co.	14	188
News Corp.	109	1,456
News Corp.	36	502
Omnicom Group, Inc. (b)	47	3,556
Scholastic Corp. (b)	10	386
Scripps Networks Interactive, Inc.	14	773
Sizmek, Inc. (a) (b)	9	33
TEGNA, Inc. (b)	49	1,250
Time Warner Cable, Inc.	52	9,651
Time Warner, Inc.	113	7,308
Time, Inc. (b)	35	548
Twenty-First Century Fox, Inc.	229	6,220
Twenty-First Century Fox, Inc.	77	2,097
Viacom, Inc.	79	3,252
Walt Disney Co.	169	17,758

		91,311

METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	112	251
Alcoa, Inc.	350	3,454
Allegheny Technologies, Inc. (b)	36	405

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Carpenter Technology Corp. (b)	7	$212
Century Aluminum Co. (a) (b)	28	124
Commercial Metals Co. (b)	86	1,177
Compass Minerals International, Inc. (b)	5	376
Ferroglobe PLC	21	226
Freeport-McMoRan, Inc.	689	4,665
Haynes International, Inc.	2	73
Kaiser Aluminum Corp.	6	502
Materion Corp. (b)	6	168
Newmont Mining Corp.	190	3,418
Nucor Corp.	85	3,426
Olympic Steel, Inc. (b)	5	58
Reliance Steel & Aluminum Co.	25	1,448
Royal Gold, Inc. (b)	6	219
Steel Dynamics, Inc. (b)	89	1,590
Stillwater Mining Co. (a) (b)	19	163
SunCoke Energy, Inc. (b)	16	56
TimkenSteel Corp. (b)	8	67
United States Steel Corp.	102	814
Worthington Industries, Inc.	32	964

		23,856

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	22	1,374
Ameren Corp.	82	3,545
Avista Corp.	19	672
Black Hills Corp.	13	604
CenterPoint Energy, Inc.	140	2,570
CMS Energy Corp.	62	2,237
Consolidated Edison, Inc.	98	6,298
Dominion Resources, Inc. (b)	81	5,479
DTE Energy Co. (b)	58	4,651
MDU Resources Group, Inc. (b)	62	1,136
NiSource, Inc.	60	1,171
NorthWestern Corp. (b)	11	597
PG&E Corp.	129	6,861
Public Service Enterprise Group, Inc. (b)	166	6,423
SCANA Corp. (b)	35	2,117
Sempra Energy	44	4,136
TECO Energy, Inc.	77	2,052
Vectren Corp.	27	1,145
WEC Energy Group, Inc. (b)	65	3,335

		56,403

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	20	771
Dollar General Corp.	41	2,947
Dollar Tree, Inc. (a)	26	2,008
Fred’s, Inc.	12	196
JC Penney Co., Inc. (a) (b)	221	1,472
Kohl’s Corp. (b)	55	2,619
Macy’s, Inc.	64	2,239
Nordstrom, Inc. (b)	32	1,594
Target Corp. (b)	136	9,875
Tuesday Morning Corp. (a)	23	149

		23,870

OIL, GAS & CONSUMABLE FUELS — 9.7%
Anadarko Petroleum Corp.	78	3,789
Apache Corp.	242	10,762
Approach Resources, Inc. (a) (b)	4	7

Bill Barrett Corp. (a) (b)	33	130
Cabot Oil & Gas Corp.	32	566
California Resources Corp. (b)	199	464
Carrizo Oil & Gas, Inc. (a) (b)	11	325
Chesapeake Energy Corp. (b)	334	1,503
Chevron Corp.	702	63,152
Cimarex Energy Co.	11	983
Cloud Peak Energy, Inc. (a) (b)	22	46
Columbia Pipeline Group, Inc.	60	1,200
ConocoPhillips	775	36,185
CONSOL Energy, Inc. (b)	62	490
Contango Oil & Gas Co. (a)	3	19
Denbury Resources, Inc. (b)	228	460
Devon Energy Corp.	137	4,384
Energen Corp. (b)	16	656
EOG Resources, Inc. (b)	76	5,380
EQT Corp. (b)	13	678
Exxon Mobil Corp.	1,442	112,404
Green Plains, Inc. (b)	20	458
Gulfport Energy Corp. (a)	7	172
Hess Corp. (b)	148	7,175
HollyFrontier Corp.	114	4,547
Kinder Morgan, Inc.	158	2,357
Marathon Oil Corp.	435	5,477
Marathon Petroleum Corp.	335	17,366
Murphy Oil Corp. (b)	113	2,537
Newfield Exploration Co. (a)	50	1,628
Noble Energy, Inc.	73	2,404
Northern Oil and Gas, Inc. (a) (b)	6	23
Occidental Petroleum Corp.	262	17,714
ONEOK, Inc. (b)	42	1,036
PDC Energy, Inc. (a) (b)	7	374
Penn Virginia Corp. (a) (b)	29	9
Phillips 66	300	24,540
Pioneer Natural Resources Co.	10	1,254
QEP Resources, Inc. (b)	105	1,407
Range Resources Corp. (b)	18	443
SM Energy Co. (b)	24	472
Southwestern Energy Co. (a) (b)	104	739
Spectra Energy Corp. (b)	123	2,944
Stone Energy Corp. (a) (b)	37	159
Tesoro Corp. (b)	48	5,058
Valero Energy Corp.	311	21,991
Western Refining, Inc.	46	1,638
Williams Cos., Inc. (b)	90	2,313
World Fuel Services Corp. (b)	51	1,961
WPX Energy, Inc. (a)	131	752

		372,531

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a) (b)	19	485
Clearwater Paper Corp. (a) (b)	8	364
Deltic Timber Corp.	1	59
Domtar Corp.	40	1,478
KapStone Paper and Packaging Corp.	22	497
Louisiana-Pacific Corp. (a) (b)	21	378
Neenah Paper, Inc.	4	250
PH Glatfelter Co. (b)	15	276
Schweitzer-Mauduit International, Inc.	5	210

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Wausau Paper Corp.	12	$123

		4,120

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	281	1,138
Edgewell Personal Care Co. (b)	8	627
Estee Lauder Cos., Inc.	31	2,730
Inter Parfums, Inc. (b)	6	143
Medifast, Inc. (b)	3	91

		4,729

PHARMACEUTICALS — 3.5%
Akorn, Inc. (a) (b)	5	187
Allergan PLC (a)	17	5,312
Bristol-Myers Squibb Co. (b)	151	10,387
Eli Lilly & Co. (b)	154	12,976
Endo International PLC (a) (b)	12	735
Impax Laboratories, Inc. (a) (b)	3	128
Johnson & Johnson	369	37,904
Mallinckrodt PLC (a)	9	672
Medicines Co. (a)	9	336
Merck & Co., Inc.	434	22,924
Mylan NV (a) (b)	45	2,433
Perrigo Co. PLC (b)	7	1,013
Pfizer, Inc.	1,155	37,283
Prestige Brands Holdings, Inc. (a)	8	412
Zoetis, Inc.	16	767

		133,469

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	8	54
CEB, Inc.	3	184
Dun & Bradstreet Corp.	6	623
Equifax, Inc.	13	1,448
Exponent, Inc.	4	200
FTI Consulting, Inc. (a)	10	347
Heidrick & Struggles International, Inc.	4	109
Insperity, Inc.	7	337
Kelly Services, Inc. (b)	15	242
Korn/Ferry International	11	365
ManpowerGroup, Inc.	29	2,444
Navigant Consulting, Inc. (a) (b)	11	177
Nielsen Holdings PLC	46	2,143
On Assignment, Inc. (a)	7	315
Resources Connection, Inc.	7	114
Robert Half International, Inc.	13	613
Towers Watson & Co.	6	771
TrueBlue, Inc. (a)	9	232
WageWorks, Inc. (a) (b)	5	227

		10,945

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Acadia Realty Trust (b)	7	232
Agree Realty Corp.	10	340
Alexandria Real Estate Equities, Inc. (b)	9	813
American Assets Trust, Inc. (b)	10	383
American Campus Communities, Inc.	9	372
American Tower Corp.	17	1,648
Apartment Investment & Management Co. (b)	16	640
AvalonBay Communities, Inc.	13	2,394
BioMed Realty Trust, Inc.	25	592

Boston Properties, Inc.	7	893
Camden Property Trust	11	844
Capstead Mortgage Corp.	50	437
Care Capital Properties, Inc. (b)	5	153
CareTrust REIT, Inc. (b)	6	66
Cedar Realty Trust, Inc.	20	142
Communications Sales & Leasing, Inc. (a)	81	1,514
CoreSite Realty Corp.	7	397
Corporate Office Properties Trust	14	306
Corrections Corp. of America (b)	30	795
Cousins Properties, Inc.	17	160
Crown Castle International Corp.	14	1,210
DiamondRock Hospitality Co. (b)	32	309
Duke Realty Corp. (b)	38	799
EastGroup Properties, Inc. (b)	4	222
EPR Properties (b)	8	468
Equinix, Inc.	5	1,512
Equity One, Inc. (b)	20	543
Equity Residential	38	3,100
Essex Property Trust, Inc.	5	1,197
Extra Space Storage, Inc. (b)	10	882
Federal Realty Investment Trust (b)	4	584
Four Corners Property Trust, Inc. (a)	9	217
Franklin Street Properties Corp.	26	269
General Growth Properties, Inc.	88	2,394
GEO Group, Inc.	7	202
Getty Realty Corp. (b)	15	257
Government Properties Income Trust (b)	17	270
HCP, Inc.	99	3,786
Healthcare Realty Trust, Inc.	16	453
Highwoods Properties, Inc. (b)	15	654
Hospitality Properties Trust (b)	36	941
Host Hotels & Resorts, Inc. (b)	101	1,549
Inland Real Estate Corp. (b)	17	181
Iron Mountain, Inc. (b)	29	783
Kilroy Realty Corp. (b)	9	570
Kimco Realty Corp.	48	1,270
Kite Realty Group Trust	4	104
Lamar Advertising Co. (b)	10	600
LaSalle Hotel Properties (b)	11	277
Lexington Realty Trust (b)	27	216
Liberty Property Trust	26	807
LTC Properties, Inc.	6	259
Macerich Co. (b)	17	1,372
Mack-Cali Realty Corp. (b)	39	911
Medical Properties Trust, Inc. (b)	32	368
Mid-America Apartment Communities, Inc. (b)	8	726
National Retail Properties, Inc.	21	841
Omega Healthcare Investors, Inc.	15	525
Parkway Properties, Inc.	12	188
Pennsylvania Real Estate Investment Trust (b)	13	284
Plum Creek Timber Co., Inc.	20	954
Post Properties, Inc.	6	355
Potlatch Corp. (b)	9	272
Prologis, Inc. (b)	49	2,103
PS Business Parks, Inc.	4	350
Public Storage	16	3,963
Rayonier, Inc. (b)	29	644
Realty Income Corp. (b)	34	1,755

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Regency Centers Corp.	6	$409
Sabra Health Care REIT, Inc.	12	243
Saul Centers, Inc.	3	154
Senior Housing Properties Trust	39	579
Simon Property Group, Inc.	23	4,472
SL Green Realty Corp.	12	1,356
Sovran Self Storage, Inc.	5	537
Tanger Factory Outlet Centers, Inc. (b)	7	229
Taubman Centers, Inc.	6	460
UDR, Inc. (b)	28	1,052
Universal Health Realty Income Trust	3	150
Urban Edge Properties (b)	13	305
Urstadt Biddle Properties, Inc.	7	135
Ventas, Inc. (b)	46	2,596
Vornado Realty Trust	26	2,599
Weingarten Realty Investors	19	657
Welltower, Inc.	36	2,449
Weyerhaeuser Co.	73	2,189
WP Glimcher, Inc.	66	700

		76,888

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (b)	9	318
CBRE Group, Inc. (a)	41	1,418
Forestar Group, Inc. (a) (b)	6	65
Jones Lang LaSalle, Inc.	6	959

		2,760

ROAD & RAIL — 0.6%
ArcBest Corp. (b)	9	193
CSX Corp.	156	4,048
Genesee & Wyoming, Inc. (a)	4	215
Heartland Express, Inc. (b)	9	153
JB Hunt Transport Services, Inc.	9	660
Kansas City Southern (b)	13	971
Knight Transportation, Inc. (b)	13	315
Landstar System, Inc. (b)	5	293
Norfolk Southern Corp.	59	4,991
Old Dominion Freight Line, Inc. (a) (b)	12	709
Roadrunner Transportation Systems, Inc. (a) (b)	18	170
Ryder System, Inc.	19	1,080
Saia, Inc. (a) (b)	5	111
Union Pacific Corp.	91	7,116
Werner Enterprises, Inc. (b)	14	327

		21,352

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries, Inc. (a)	8	226
Advanced Micro Devices, Inc. (a) (b)	202	580
Analog Devices, Inc.	34	1,881
Applied Materials, Inc.	127	2,371
Atmel Corp.	59	508
Avago Technologies, Ltd. (b)	11	1,597
Broadcom Corp.	75	4,336
Brooks Automation, Inc.	12	128
Cabot Microelectronics Corp. (a) (b)	4	175
CEVA, Inc. (a) (b)	2	47
Cirrus Logic, Inc. (a) (b)	9	266
Cohu, Inc.	5	60

Cree, Inc. (a) (b)	12	320
Cypress Semiconductor Corp. (a) (b)	15	147
Diodes, Inc. (a) (b)	8	184
DSP Group, Inc. (a)	6	57
Exar Corp. (a) (b)	6	37
Fairchild Semiconductor International, Inc. (a)	30	621
First Solar, Inc. (a)	23	1,518
Integrated Device Technology, Inc. (a)	6	158
Intel Corp.	1,046	36,035
Intersil Corp. (b)	34	434
KLA-Tencor Corp.	26	1,803
Kopin Corp. (a) (b)	10	27
Kulicke & Soffa Industries, Inc. (a)	16	187
Lam Research Corp.	16	1,271
Linear Technology Corp.	17	722
Microchip Technology, Inc. (b)	32	1,489
Micron Technology, Inc. (a)	243	3,441
Microsemi Corp. (a) (b)	12	391
MKS Instruments, Inc.	9	324
Monolithic Power Systems, Inc. (b)	5	318
Nanometrics, Inc. (a) (b)	4	61
NVIDIA Corp. (b)	67	2,208
Power Integrations, Inc. (b)	3	146
Qorvo, Inc. (a)	6	305
Rudolph Technologies, Inc. (a) (b)	6	85
Semtech Corp. (a)	8	151
Silicon Laboratories, Inc. (a) (b)	5	243
Skyworks Solutions, Inc. (b)	8	615
SunEdison, Inc. (a) (b)	21	107
Synaptics, Inc. (a) (b)	5	402
Teradyne, Inc. (b)	36	744
Tessera Technologies, Inc.	10	300
Texas Instruments, Inc. (b)	109	5,974
Ultratech, Inc. (a)	3	59
Veeco Instruments, Inc. (a)	11	226
Xilinx, Inc.	37	1,738

		75,023

SOFTWARE — 2.9%
ACI Worldwide, Inc. (a)	12	257
Adobe Systems, Inc. (a)	34	3,194
ANSYS, Inc. (a) (b)	9	833
Autodesk, Inc. (a)	23	1,401
Blackbaud, Inc. (b)	3	198
Bottomline Technologies de, Inc. (a) (b)	3	89
CA, Inc. (b)	97	2,770
Cadence Design Systems, Inc. (a) (b)	31	645
CDK Global, Inc.	8	380
Citrix Systems, Inc. (a)	19	1,437
CommVault Systems, Inc. (a)	3	118
Ebix, Inc. (b)	4	131
Electronic Arts, Inc. (a)	29	1,993
Epiq Systems, Inc.	7	92
Fair Isaac Corp. (b)	4	377
Fortinet, Inc. (a) (b)	13	405
Interactive Intelligence Group, Inc. (a) (b)	2	63
Intuit, Inc.	20	1,930
Manhattan Associates, Inc. (a) (b)	3	199
Mentor Graphics Corp. (b)	16	295
Microsoft Corp. (b)	1,226	68,019

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MicroStrategy, Inc. (a)	1	$179
Monotype Imaging Holdings, Inc. (b)	5	118
Oracle Corp. (b)	495	18,082
Progress Software Corp. (a) (b)	10	240
PTC, Inc. (a)	13	450
Red Hat, Inc. (a)	15	1,242
Rovi Corp. (a)	14	233
salesforce.com, Inc. (a)	31	2,430
SolarWinds, Inc. (a)	10	589
Solera Holdings, Inc. (b)	5	274
Symantec Corp.	106	2,226
Synchronoss Technologies, Inc. (a) (b)	3	106
Synopsys, Inc. (a) (b)	25	1,140
Take-Two Interactive Software, Inc. (a)	12	418
Tyler Technologies, Inc. (a)	3	523
VASCO Data Security International, Inc. (a) (b)	16	268

		113,344

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	13	291
Abercrombie & Fitch Co. (b)	45	1,215
Advance Auto Parts, Inc.	7	1,054
American Eagle Outfitters, Inc. (b)	47	729
Ascena Retail Group, Inc. (a) (b)	91	896
AutoNation, Inc. (a) (b)	50	2,983
AutoZone, Inc. (a) (b)	3	2,226
Barnes & Noble Education, Inc. (a) (b)	13	129
Barnes & Noble, Inc. (b)	21	183
Bed Bath & Beyond, Inc. (a) (b)	39	1,882
Best Buy Co., Inc. (b)	194	5,907
Big 5 Sporting Goods Corp. (b)	9	90
Buckle, Inc. (b)	7	215
Cabela’s, Inc. (a) (b)	12	561
Caleres, Inc. (b)	10	268
CarMax, Inc. (a) (b)	29	1,565
Cato Corp. (b)	6	221
Chico’s FAS, Inc. (b)	26	277
Children’s Place, Inc.	6	331
Christopher & Banks Corp. (a) (b)	60	99
CST Brands, Inc. (b)	28	1,096
Dick’s Sporting Goods, Inc.	15	530
Finish Line, Inc. (b)	10	181
Foot Locker, Inc. (b)	22	1,432
Francesca’s Holdings Corp. (a) (b)	18	313
GameStop Corp. (b)	38	1,066
Gap, Inc. (b)	84	2,075
Genesco, Inc. (a) (b)	5	284
Group 1 Automotive, Inc.	16	1,211
Guess?, Inc. (b)	42	793
Haverty Furniture Cos., Inc.	7	150
Hibbett Sports, Inc. (a)	3	91
Home Depot, Inc.	140	18,515
Kirkland’s, Inc. (b)	4	58
L Brands, Inc.	24	2,300
Lithia Motors, Inc. (b)	6	640
Lowe’s Cos., Inc.	124	9,429
Lumber Liquidators Holdings, Inc. (a) (b)	4	69
MarineMax, Inc. (a) (b)	13	239
Men’s Wearhouse, Inc.	9	132

Monro Muffler Brake, Inc. (b)	3	199
Murphy USA, Inc. (a) (b)	29	1,761
O’Reilly Automotive, Inc. (a)	10	2,534
Office Depot, Inc. (a) (b)	159	897
Outerwall, Inc. (b)	13	475
Pep Boys-Manny Moe & Jack (a)	14	258
Rent-A-Center, Inc. (b)	35	524
Ross Stores, Inc.	38	2,045
Select Comfort Corp. (a) (b)	6	128
Signet Jewelers, Ltd. (b)	8	990
Sonic Automotive, Inc. (b)	20	455
Stage Stores, Inc. (b)	17	155
Staples, Inc.	244	2,311
Stein Mart, Inc.	15	101
Tiffany & Co. (b)	13	992
TJX Cos., Inc. (b)	74	5,247
Tractor Supply Co. (b)	10	855
Urban Outfitters, Inc. (a) (b)	22	501
Vitamin Shoppe, Inc. (a) (b)	4	131
Williams-Sonoma, Inc. (b)	15	876
Zumiez, Inc. (a) (b)	3	45

		83,206

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
3D Systems Corp. (a) (b)	7	61
Apple, Inc.	580	61,051
Diebold, Inc. (b)	14	421
Electronics For Imaging, Inc. (a) (b)	11	514
EMC Corp.	355	9,117
Hewlett Packard Enterprise Co.	694	10,549
HP, Inc.	694	8,217
Lexmark International, Inc. (b)	23	746
NCR Corp. (a) (b)	33	807
NetApp, Inc. (b)	59	1,565
QLogic Corp. (a)	18	220
SanDisk Corp. (b)	40	3,040
Seagate Technology PLC (b)	90	3,299
Super Micro Computer, Inc. (a) (b)	6	147
Western Digital Corp. (b)	48	2,882

		102,636

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	3	267
Coach, Inc.	51	1,669
Crocs, Inc. (a) (b)	12	123
Deckers Outdoor Corp. (a) (b)	6	283
Fossil Group, Inc. (a) (b)	12	439
G-III Apparel Group, Ltd. (a) (b)	10	443
Hanesbrands, Inc.	36	1,059
Iconix Brand Group, Inc. (a) (b)	15	102
Kate Spade & Co. (a)	15	267
Michael Kors Holdings, Ltd. (a) (b)	22	881
Movado Group, Inc. (b)	4	103
NIKE, Inc. (b)	98	6,125
Oxford Industries, Inc. (b)	2	128
Perry Ellis International, Inc. (a)	6	111
PVH Corp.	11	810
Ralph Lauren Corp. (b)	19	2,118
Skechers U.S.A., Inc. (a)	12	363

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Steven Madden, Ltd. (a)	7	$212
Under Armour, Inc. (a) (b)	8	645
VF Corp. (b)	50	3,112
Wolverine World Wide, Inc. (b)	16	267

		19,527

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	44	697
Bank Mutual Corp. (b)	16	125
BofI Holding, Inc. (a) (b)	12	253
Brookline Bancorp, Inc.	14	161
Dime Community Bancshares, Inc.	9	157
New York Community Bancorp, Inc.	157	2,562
Northwest Bancshares, Inc.	22	295
Oritani Financial Corp. (b)	6	99
Provident Financial Services, Inc. (b)	16	322
TrustCo Bank Corp. (b)	25	154
Washington Federal, Inc. (b)	24	572

		5,397

TOBACCO — 1.3%
Altria Group, Inc.	266	15,484
Philip Morris International, Inc.	276	24,263
Reynolds American, Inc. (b)	224	10,338
Universal Corp. (b)	13	729

		50,814

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (b)	8	324
DXP Enterprises, Inc. (a)	7	160
Fastenal Co. (b)	25	1,020
GATX Corp. (b)	10	426
Kaman Corp. (b)	5	204
MSC Industrial Direct Co., Inc. (b)	6	338
NOW, Inc. (a)	22	348
United Rentals, Inc. (a) (b)	17	1,233
Veritiv Corp. (a) (b)	2	72
Watsco, Inc.	7	820
WW Grainger, Inc. (b)	9	1,823

		6,768

WATER UTILITIES — 0.0% (d)
American States Water Co. (b)	8	336
Aqua America, Inc. (b)	30	894

		1,230

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	12	220
Telephone & Data Systems, Inc.	69	1,787

		2,007

TOTAL COMMON STOCKS (Cost $3,975,020)		3,825,991

SHORT-TERM INVESTMENTS — 19.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	5,400	5,400

State Street Navigator Securities Lending Prime Portfolio (f) (g)	759,542	759,542

TOTAL SHORT-TERM INVESTMENTS (Cost $764,942)		764,942

TOTAL INVESTMENTS — 119.6% (h)
(Cost $4,739,962)		4,590,933
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.6)%		(752,559)

NET ASSETS — 100.0%		$3,838,374

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	Investment of cash collateral for securities loaned
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

NVDR  Non Voting Depositary Receipt

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.8%
Aerojet Rocketdyne Holdings, Inc. (a)	66	$1,034
B/E Aerospace, Inc.	28	1,186
Boeing Co. (b)	560	80,970
Cubic Corp. (b)	6	284
Curtiss-Wright Corp.	25	1,712
Engility Holdings, Inc. (b)	3	97
Esterline Technologies Corp. (a)	11	891
General Dynamics Corp.	187	25,686
Honeywell International, Inc.	540	55,928
Huntington Ingalls Industries, Inc.	36	4,567
KLX, Inc. (a)	13	400
L-3 Communications Holdings, Inc.	18	2,151
Lockheed Martin Corp.	269	58,413
Moog, Inc. (a)	3	182
Northrop Grumman Corp.	213	40,217
Orbital ATK, Inc.	71	6,343
Precision Castparts Corp.	112	25,985
Raytheon Co.	266	33,125
Rockwell Collins, Inc. (b)	73	6,738
TASER International, Inc. (a) (b)	64	1,107
Teledyne Technologies, Inc. (a)	8	710
Textron, Inc.	99	4,159
Triumph Group, Inc.	12	477
United Technologies Corp.	188	18,061

		370,423

AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a) (b)	27	1,116
CH Robinson Worldwide, Inc.	87	5,396
Expeditors International of Washington, Inc.	190	8,569
FedEx Corp.	60	8,940
Forward Air Corp. (b)	30	1,290
Hub Group, Inc. (a)	3	99
United Parcel Service, Inc. (b)	340	32,718
UTi Worldwide, Inc. (a) (b)	75	527

		58,655

AIRLINES — 0.9%
Alaska Air Group, Inc. (b)	152	12,238
Allegiant Travel Co. (b)	16	2,685
American Airlines Group, Inc.	327	13,848
Delta Air Lines, Inc.	800	40,552
Hawaiian Holdings, Inc. (a)	69	2,438
JetBlue Airways Corp. (a) (b)	398	9,015
SkyWest, Inc. (b)	63	1,198
Southwest Airlines Co.	621	26,740
United Continental Holdings, Inc. (a)	257	14,726

		123,440

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	36	1,556
Delphi Automotive PLC (b)	287	24,604
Dorman Products, Inc. (a) (b)	29	1,377
Drew Industries, Inc.	15	913
Gentex Corp. (b)	218	3,490
Gentherm, Inc. (a)	39	1,849
Goodyear Tire & Rubber Co.	306	9,997

Johnson Controls, Inc.	234	9,241
Standard Motor Products, Inc.	15	571
Superior Industries International, Inc.	3	55

		53,653

AUTOMOBILES — 0.5%
Ford Motor Co.	2,403	33,858
General Motors Co.	889	30,235
Harley-Davidson, Inc. (b)	34	1,543
Thor Industries, Inc.	42	2,358
Winnebago Industries, Inc. (b)	33	657

		68,651

BANKS — 5.7%
Associated Banc-Corp	103	1,931
BancorpSouth, Inc. (b)	81	1,943
Bank of America Corp.	4,417	74,338
Bank of Hawaii Corp. (b)	31	1,950
Bank of the Ozarks, Inc.	88	4,353
Banner Corp. (b)	20	917
BB&T Corp.	380	14,368
BBCN Bancorp, Inc.	100	1,722
Boston Private Financial Holdings, Inc. (b)	69	782
Cathay General Bancorp	63	1,974
Citigroup, Inc.	1,270	65,723
City Holding Co.	6	274
Columbia Banking System, Inc. (b)	46	1,495
Comerica, Inc.	40	1,673
Commerce Bancshares, Inc. (b)	55	2,323
Community Bank System, Inc. (b)	21	839
Cullen/Frost Bankers, Inc.	18	1,080
CVB Financial Corp. (b)	69	1,167
East West Bancorp, Inc.	126	5,237
Fifth Third Bancorp (b)	443	8,904
First BanCorp (a)	57	185
First Financial Bancorp	21	379
First Financial Bankshares, Inc. (b)	57	1,720
First Horizon National Corp. (b)	264	3,833
First Midwest Bancorp, Inc.	68	1,253
First Niagara Financial Group, Inc.	449	4,872
FirstMerit Corp. (b)	155	2,891
FNB Corp. (b)	84	1,121
Fulton Financial Corp.	144	1,873
Glacier Bancorp, Inc. (b)	57	1,512
Hancock Holding Co. (b)	16	403
Hanmi Financial Corp.	36	854
Home BancShares, Inc.	55	2,229
Huntington Bancshares, Inc.	705	7,797
Independent Bank Corp.	15	698
International Bancshares Corp. (b)	15	386
JPMorgan Chase & Co. (b)	2,761	182,309
KeyCorp	572	7,545
LegacyTexas Financial Group, Inc.	59	1,476
M&T Bank Corp.	130	15,753
MB Financial, Inc. (b)	70	2,266
National Penn Bancshares, Inc.	90	1,110
NBT Bancorp, Inc.	9	251
Old National Bancorp	75	1,017
PacWest Bancorp (b)	101	4,353

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

People’s United Financial, Inc. (b)	312	$5,039
Pinnacle Financial Partners, Inc. (b)	27	1,387
PNC Financial Services Group, Inc.	414	39,458
PrivateBancorp, Inc. (b)	69	2,830
Prosperity Bancshares, Inc. (b)	17	814
Regions Financial Corp.	561	5,386
S&T Bancorp, Inc. (b)	53	1,633
Signature Bank (a)	51	7,822
Simmons First National Corp. (b)	30	1,541
Sterling Bancorp (b)	173	2,806
SunTrust Banks, Inc.	319	13,666
SVB Financial Group (a)	38	4,518
Synovus Financial Corp. (b)	129	4,177
Talmer Bancorp, Inc.	71	1,286
TCF Financial Corp.	110	1,553
Texas Capital Bancshares, Inc. (a) (b)	10	494
Tompkins Financial Corp. (b)	3	168
Trustmark Corp. (b)	36	829
UMB Financial Corp.	1	47
Umpqua Holdings Corp. (b)	107	1,701
United Bankshares, Inc. (b)	58	2,145
United Community Banks, Inc.	21	409
US Bancorp	913	38,958
Valley National Bancorp (b)	152	1,497
Webster Financial Corp.	86	3,198
Wells Fargo & Co.	2,881	156,611
Westamerica Bancorp (b)	9	421
Wilshire Bancorp, Inc. (b)	78	901
Wintrust Financial Corp. (b)	36	1,747
Zions Bancorp (b)	125	3,413

		747,534

BEVERAGES — 2.3%
Boston Beer Co., Inc. (a) (b)	4	808
Brown-Forman Corp. (b)	86	8,538
Coca-Cola Co.	2,160	92,794
Coca-Cola Enterprises, Inc.	226	11,128
Constellation Brands, Inc.	218	31,052
Dr. Pepper Snapple Group, Inc.	204	19,013
Molson Coors Brewing Co.	169	15,872
Monster Beverage Corp. (a)	194	28,898
PepsiCo, Inc.	1,001	100,020

		308,123

BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	376	22,274
Acorda Therapeutics, Inc. (a)	10	428
Alexion Pharmaceuticals, Inc. (a)	37	7,058
Amgen, Inc.	172	27,921
Baxalta, Inc.	264	10,304
Biogen, Inc. (a)	84	25,733
Celgene Corp. (a)	539	64,551
Emergent BioSolutions, Inc. (a) (b)	38	1,520
Gilead Sciences, Inc.	429	43,411
Ligand Pharmaceuticals, Inc. (a) (b)	15	1,626
MiMedx Group, Inc. (a) (b)	122	1,143
Momenta Pharmaceuticals, Inc. (a) (b)	59	876
Regeneron Pharmaceuticals, Inc. (a) (b)	83	45,058
Repligen Corp. (a) (b)	41	1,160
Spectrum Pharmaceuticals, Inc. (a)	15	90

United Therapeutics Corp. (a) (b)	28	4,385
Vertex Pharmaceuticals, Inc. (a)	103	12,961

		270,499

BUILDING PRODUCTS — 0.4%
Allegion PLC (b)	84	5,537
American Woodmark Corp. (a) (b)	17	1,360
AO Smith Corp. (b)	85	6,512
Apogee Enterprises, Inc.	36	1,566
Fortune Brands Home & Security, Inc. (b)	166	9,213
Gibraltar Industries, Inc. (a) (b)	15	382
Griffon Corp. (b)	15	267
Lennox International, Inc. (b)	44	5,495
Masco Corp.	413	11,688
Quanex Building Products Corp. (b)	33	688
Simpson Manufacturing Co., Inc.	55	1,878
Universal Forest Products, Inc.	21	1,436

		46,022

CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc. (a)	12	1,917
Ameriprise Financial, Inc.	52	5,534
Bank of New York Mellon Corp. (b)	826	34,048
BlackRock, Inc. (b)	46	15,664
Calamos Asset Management, Inc. (b)	3	29
Charles Schwab Corp. (b)	816	26,871
E*TRADE Financial Corp. (a)	344	10,196
Eaton Vance Corp. (b)	50	1,621
Evercore Partners, Inc.	32	1,730
Federated Investors, Inc.	71	2,034
Financial Engines, Inc. (b)	32	1,077
Franklin Resources, Inc.	13	479
Goldman Sachs Group, Inc.	170	30,639
Greenhill & Co., Inc. (b)	8	229
HFF, Inc. (b)	33	1,025
Interactive Brokers Group, Inc. (b)	53	2,311
Invesco, Ltd.	70	2,344
Investment Technology Group, Inc. (b)	42	715
Janus Capital Group, Inc. (b)	128	1,803
Legg Mason, Inc. (b)	18	706
Morgan Stanley	544	17,305
Northern Trust Corp.	189	13,625
Piper Jaffray Cos. (a) (b)	12	485
Raymond James Financial, Inc. (b)	46	2,667
SEI Investments Co.	167	8,751
State Street Corp. (b) (c)	146	9,688
Stifel Financial Corp. (a)	20	847
T Rowe Price Group, Inc. (b)	75	5,362
Virtus Investment Partners, Inc. (b)	6	705
WisdomTree Investments, Inc. (b)	142	2,227

		202,634

CHEMICALS — 1.1%
A Schulman, Inc.	15	460
Air Products & Chemicals, Inc.	107	13,922
Airgas, Inc.	11	1,522
American Vanguard Corp. (b)	30	420
Ashland, Inc. (b)	33	3,389
Balchem Corp.	4	243
Cabot Corp.	4	164

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CF Industries Holdings, Inc.	68	$2,775
Chemours Co.	87	466
Dow Chemical Co. (b)	338	17,400
E.I. du Pont de Nemours & Co.	88	5,861
Eastman Chemical Co.	24	1,620
Ecolab, Inc.	164	18,758
Flotek Industries, Inc. (a) (b)	56	641
FMC Corp.	1	39
Hawkins, Inc. (b)	3	107
HB Fuller Co. (b)	20	729
Innophos Holdings, Inc. (b)	9	261
Innospec, Inc.	26	1,412
International Flavors & Fragrances, Inc. (b)	71	8,494
Intrepid Potash, Inc. (a)	3	9
Koppers Holdings, Inc. (a) (b)	6	110
Kraton Performance Polymers, Inc. (a)	30	498
LSB Industries, Inc. (a)	15	109
LyondellBasell Industries NV	181	15,729
Minerals Technologies, Inc.	1	46
Monsanto Co.	46	4,532
Mosaic Co.	33	910
NewMarket Corp. (b)	4	1,523
Olin Corp.	23	397
PolyOne Corp. (b)	31	985
PPG Industries, Inc.	62	6,127
Praxair, Inc. (b)	46	4,710
Quaker Chemical Corp.	19	1,468
Rayonier Advanced Materials, Inc.	1	10
RPM International, Inc. (b)	91	4,009
Scotts Miracle-Gro Co.	37	2,387
Sensient Technologies Corp.	41	2,576
Sherwin-Williams Co. (b)	44	11,422
Stepan Co.	12	596
Tredegar Corp.	29	395
Valspar Corp. (b)	22	1,825

		139,056

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	44	1,253
ADT Corp. (b)	40	1,319
Brady Corp. (b)	9	207
Brink’s Co. (b)	59	1,703
Cintas Corp. (b)	99	9,014
Copart, Inc. (a)	73	2,775
Deluxe Corp. (b)	24	1,309
G&K Services, Inc.	15	943
Healthcare Services Group, Inc. (b)	72	2,511
Herman Miller, Inc.	29	832
HNI Corp. (b)	22	793
Interface, Inc.	62	1,187
Matthews International Corp.	18	962
Mobile Mini, Inc. (b)	4	124
MSA Safety, Inc.	18	782
Pitney Bowes, Inc. (b)	31	640
Republic Services, Inc. (b)	227	9,986
Rollins, Inc. (b)	93	2,409
RR Donnelley & Sons Co. (b)	61	898
Stericycle, Inc. (a) (b)	80	9,648
Tetra Tech, Inc. (b)	2	52

Tyco International PLC	68	2,168
UniFirst Corp. (b)	14	1,459
Viad Corp.	35	988
Waste Connections, Inc. (b)	68	3,830
Waste Management, Inc.	341	18,199

		75,991

COMMUNICATIONS EQUIPMENT — 1.4%
ARRIS Group, Inc. (a) (b)	22	673
Bel Fuse, Inc.	3	52
Black Box Corp. (b)	3	29
CalAmp Corp. (a) (b)	41	817
Ciena Corp. (a) (b)	103	2,131
Cisco Systems, Inc.	4,787	129,991
F5 Networks, Inc. (a)	40	3,878
Harmonic, Inc. (a) (b)	128	521
Harris Corp.	109	9,472
InterDigital, Inc. (b)	46	2,256
Ixia (a)	41	510
Juniper Networks, Inc.	402	11,095
Lumentum Holdings, Inc. (a)	1	22
Motorola Solutions, Inc.	141	9,651
NETGEAR, Inc. (a) (b)	12	503
NetScout Systems, Inc. (a) (b)	49	1,504
Plantronics, Inc.	19	901
Polycom, Inc. (a)	117	1,473
QUALCOMM, Inc.	51	2,549
ViaSat, Inc. (a) (b)	33	2,013
Viavi Solutions, Inc. (a) (b)	8	49

		180,090

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a) (b)	29	871
Aegion Corp. (a) (b)	33	637
Comfort Systems USA, Inc. (b)	62	1,762
Dycom Industries, Inc. (a) (b)	41	2,868
EMCOR Group, Inc.	41	1,970
Fluor Corp. (b)	3	142
Granite Construction, Inc.	1	43
Jacobs Engineering Group, Inc. (a) (b)	4	168
KBR, Inc.	14	237
Orion Marine Group, Inc. (a) (b)	9	37
Quanta Services, Inc. (a) (b)	7	142

		8,877

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4	242
Headwaters, Inc. (a) (b)	75	1,265
Martin Marietta Materials, Inc. (b)	80	10,926
Vulcan Materials Co.	169	16,050

		28,483

CONSUMER FINANCE — 0.2%
American Express Co.	141	9,807
Capital One Financial Corp.	158	11,405
Cash America International, Inc. (b)	14	419
Discover Financial Services	71	3,807
Enova International, Inc. (a) (b)	13	86
First Cash Financial Services, Inc. (a) (b)	3	112
Navient Corp. (b)	12	137
PRA Group, Inc. (a) (b)	27	937

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SLM Corp. (a)	41	$267
World Acceptance Corp. (a) (b)	11	408

		27,385

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (b)	55	3,996
Avery Dennison Corp. (b)	96	6,015
Ball Corp.	76	5,527
Bemis Co., Inc.	66	2,949
Greif, Inc. (b)	9	277
International Paper Co.	41	1,546
Myers Industries, Inc. (b)	30	400
Packaging Corp. of America	22	1,387
Sealed Air Corp.	263	11,730
Silgan Holdings, Inc.	35	1,880
Sonoco Products Co. (b)	49	2,003
WestRock Co.	193	8,805

		46,515

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc. (b)	23	1,885
Genuine Parts Co.	34	2,920
LKQ Corp. (a)	225	6,667
Pool Corp. (b)	43	3,473
VOXX International Corp. (a)	6	32

		14,977

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	3	56
Capella Education Co.	3	139
Career Education Corp. (a) (b)	3	11
DeVry Education Group, Inc. (b)	4	101
Graham Holdings Co.	4	1,940
H&R Block, Inc.	253	8,427
Regis Corp. (a) (b)	27	382
Service Corp. International (b)	230	5,985
Sotheby’s (b)	46	1,185
Universal Technical Institute, Inc. (b)	3	14

		18,240

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. (a)	791	104,444
CBOE Holdings, Inc. (b)	89	5,776
CME Group, Inc.	361	32,707
FactSet Research Systems, Inc. (b)	47	7,641
Intercontinental Exchange, Inc.	118	30,239
Leucadia National Corp.	92	1,600
MarketAxess Holdings, Inc. (b)	48	5,356
McGraw Hill Financial, Inc.	150	14,787
Moody’s Corp. (b)	107	10,736
MSCI, Inc. (b)	112	8,078
Nasdaq, Inc.	142	8,260

		229,624

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc. (b)	3,429	117,992
Atlantic Tele-Network, Inc.	6	469
CenturyLink, Inc.	19	478
Cincinnati Bell, Inc. (a) (b)	244	878
Consolidated Communications Holdings, Inc. (b)	49	1,027
Frontier Communications Corp. (b)	44	206

General Communication, Inc. (a) (b)	6	119
Level 3 Communications, Inc. (a)	122	6,632
Verizon Communications, Inc. (b)	1,452	67,111

		194,912

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	31	1,576
American Electric Power Co., Inc.	334	19,462
Avangrid, Inc. (a)	83	3,187
Cleco Corp.	41	2,141
Duke Energy Corp.	246	17,562
Edison International	243	14,388
El Paso Electric Co.	15	577
Entergy Corp.	29	1,982
Eversource Energy	278	14,197
Exelon Corp.	140	3,888
FirstEnergy Corp.	96	3,046
Great Plains Energy, Inc.	92	2,513
Hawaiian Electric Industries, Inc.	106	3,069
IDACORP, Inc. (b)	46	3,128
NextEra Energy, Inc.	284	29,505
OGE Energy Corp. (b)	44	1,157
Pepco Holdings, Inc.	108	2,809
Pinnacle West Capital Corp.	97	6,255
PNM Resources, Inc. (b)	27	825
PPL Corp.	587	20,034
Southern Co.	560	26,202
Westar Energy, Inc.	124	5,259
Xcel Energy, Inc.	477	17,129

		199,891

ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	55	12,859
AMETEK, Inc. (b)	163	8,735
AZZ, Inc. (b)	6	333
Eaton Corp. PLC	46	2,394
Emerson Electric Co.	64	3,061
Encore Wire Corp. (b)	6	223
EnerSys	28	1,566
General Cable Corp. (b)	2	27
Hubbell, Inc.	5	505
Powell Industries, Inc. (b)	6	156
Regal Beloit Corp. (b)	22	1,288
Rockwell Automation, Inc. (b)	57	5,849

		36,996

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Agilysys, Inc. (a) (b)	3	30
Amphenol Corp. (b)	211	11,021
Anixter International, Inc. (a) (b)	7	423
Arrow Electronics, Inc. (a)	40	2,167
Avnet, Inc.	83	3,556
Badger Meter, Inc. (b)	6	352
Belden, Inc.	1	48
Checkpoint Systems, Inc.	71	445
Cognex Corp. (b)	20	675
Coherent, Inc. (a)	14	912
Corning, Inc.	279	5,100
CTS Corp. (b)	12	212
Daktronics, Inc.	6	52

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc. (a)	3	$16
FARO Technologies, Inc. (a) (b)	23	679
FEI Co. (b)	23	1,835
FLIR Systems, Inc.	49	1,375
II-VI, Inc. (a)	9	167
Ingram Micro, Inc.	106	3,220
Insight Enterprises, Inc. (a)	9	226
IPG Photonics Corp. (a) (b)	40	3,566
Itron, Inc. (a) (b)	24	868
Jabil Circuit, Inc. (b)	170	3,959
Keysight Technologies, Inc. (a)	104	2,946
Knowles Corp. (a) (b)	30	400
Littelfuse, Inc.	11	1,177
Methode Electronics, Inc. (b)	4	127
MTS Systems Corp. (b)	18	1,141
National Instruments Corp.	24	689
OSI Systems, Inc. (a) (b)	19	1,685
Plexus Corp. (a) (b)	21	733
Rogers Corp. (a) (b)	18	928
Sanmina Corp. (a)	10	206
SYNNEX Corp.	31	2,788
TE Connectivity, Ltd.	248	16,023
Tech Data Corp. (a) (b)	38	2,522
Trimble Navigation, Ltd. (a)	8	172
TTM Technologies, Inc. (a) (b)	3	20
Vishay Intertechnology, Inc. (b)	95	1,145
Zebra Technologies Corp. (a) (b)	39	2,716

		76,322

ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	7	53
Atwood Oceanics, Inc. (b)	5	51
Baker Hughes, Inc.	269	12,414
Cameron International Corp. (a)	143	9,038
CARBO Ceramics, Inc. (b)	18	310
Diamond Offshore Drilling, Inc.	2	42
Ensco PLC (b)	23	354
Era Group, Inc. (a)	3	33
Exterran Corp. (a)	3	48
FMC Technologies, Inc. (a)	22	638
Geospace Technologies Corp. (a) (b)	2	28
Gulf Island Fabrication, Inc.	3	31
Halliburton Co.	27	919
Helix Energy Solutions Group, Inc. (a) (b)	3	16
Helmerich & Payne, Inc. (b)	4	214
Hornbeck Offshore Services, Inc. (a) (b)	2	20
Matrix Service Co. (a) (b)	3	62
Nabors Industries, Ltd.	9	77
National Oilwell Varco, Inc. (b)	15	502
Noble Corp. PLC (b)	8	84
Oil States International, Inc. (a)	18	491
Patterson-UTI Energy, Inc.	4	60
Pioneer Energy Services Corp. (a) (b)	104	226
Rowan Cos. PLC (b)	12	203
Schlumberger, Ltd.	122	8,510
Superior Energy Services, Inc. (b)	4	54
TETRA Technologies, Inc. (a)	108	812
Tidewater, Inc. (b)	10	70
Unit Corp. (a)	1	12
US Silica Holdings, Inc.	1	19

		35,391

FOOD & STAPLES RETAILING — 2.8%
Andersons, Inc. (b)	2	63
Casey’s General Stores, Inc.	51	6,143
Costco Wholesale Corp.	442	71,383
CVS Health Corp.	1,121	109,600
Kroger Co. (b)	1,167	48,816
SpartanNash Co.	48	1,039
SUPERVALU, Inc. (a)	184	1,247
Sysco Corp.	449	18,409
United Natural Foods, Inc. (a) (b)	28	1,102
Wal-Mart Stores, Inc.	354	21,700
Walgreens Boots Alliance, Inc.	1,049	89,328
Whole Foods Market, Inc. (b)	58	1,943

		370,773

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	217	7,960
B&G Foods, Inc. (b)	70	2,451
Cal-Maine Foods, Inc. (b)	30	1,390
Calavo Growers, Inc.	6	294
Campbell Soup Co. (b)	193	10,142
ConAgra Foods, Inc.	490	20,659
Dean Foods Co. (b)	56	960
Flowers Foods, Inc. (b)	222	4,771
General Mills, Inc.	564	32,520
Hain Celestial Group, Inc. (a) (b)	50	2,020
Hershey Co. (b)	81	7,231
Hormel Foods Corp. (b)	153	12,099
Ingredion, Inc. (b)	76	7,284
J&J Snack Foods Corp. (b)	17	1,983
J.M. Smucker Co.	120	14,801
Kellogg Co. (b)	223	16,116
Keurig Green Mountain, Inc.	4	360
Kraft Heinz Co.	751	54,643
Lancaster Colony Corp. (b)	18	2,078
McCormick & Co., Inc.	119	10,182
Mead Johnson Nutrition Co. (b)	20	1,579
Mondelez International, Inc. (b)	1,831	82,102
Post Holdings, Inc. (a) (b)	77	4,751
Sanderson Farms, Inc. (b)	6	465
Seneca Foods Corp. (a)	9	261
Snyder’s-Lance, Inc. (b)	36	1,235
Tootsie Roll Industries, Inc. (b)	9	284
TreeHouse Foods, Inc. (a)	15	1,177
Tyson Foods, Inc. (b)	267	14,239
WhiteWave Foods Co. (a) (b)	154	5,992

		322,029

GAS UTILITIES — 0.3%
AGL Resources, Inc.	129	8,232
Atmos Energy Corp.	102	6,430
Laclede Group, Inc. (b)	37	2,198
National Fuel Gas Co. (b)	11	470
New Jersey Resources Corp. (b)	79	2,604
Northwest Natural Gas Co.	9	455
ONE Gas, Inc. (b)	41	2,057
Piedmont Natural Gas Co., Inc.	61	3,478
Questar Corp. (b)	72	1,403
South Jersey Industries, Inc.	40	941
Southwest Gas Corp.	28	1,544
UGI Corp.	85	2,870

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

WGL Holdings, Inc. (b)	58	$3,653

		36,335

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abaxis, Inc. (b)	18	1,002
Abbott Laboratories	726	32,605
Abiomed, Inc. (a) (b)	40	3,611
Align Technology, Inc. (a) (b)	69	4,544
Analogic Corp. (b)	5	413
Baxter International, Inc.	159	6,066
Becton, Dickinson and Co. (b)	171	26,349
Boston Scientific Corp. (a)	1,489	27,457
C.R. Bard, Inc.	79	14,966
Cantel Medical Corp. (b)	37	2,299
CONMED Corp.	35	1,542
Cooper Cos., Inc. (b)	17	2,281
CryoLife, Inc.	27	291
Cynosure, Inc. (a) (b)	2	89
DENTSPLY International, Inc.	75	4,564
Edwards Lifesciences Corp. (a)	230	18,165
Greatbatch, Inc. (a) (b)	9	472
Haemonetics Corp. (a)	12	387
Halyard Health, Inc. (a) (b)	39	1,303
Hill-Rom Holdings, Inc.	68	3,268
Hologic, Inc. (a) (b)	305	11,800
ICU Medical, Inc. (a)	15	1,692
IDEXX Laboratories, Inc. (a) (b)	75	5,469
Integra LifeSciences Holdings Corp. (a) (b)	41	2,779
Intuitive Surgical, Inc. (a) (b)	18	9,831
LivaNova PLC (a)	45	2,672
Masimo Corp. (a)	82	3,404
Medtronic PLC	872	67,074
Meridian Bioscience, Inc. (b)	15	308
Merit Medical Systems, Inc. (a) (b)	15	279
Natus Medical, Inc. (a) (b)	36	1,730
Neogen Corp. (a) (b)	21	1,187
NuVasive, Inc. (a) (b)	53	2,868
ResMed, Inc. (b)	87	4,671
Sirona Dental Systems, Inc. (a)	63	6,903
St. Jude Medical, Inc. (b)	174	10,748
STERIS PLC (b)	65	4,897
Stryker Corp. (b)	297	27,603
SurModics, Inc. (a) (b)	15	304
Teleflex, Inc. (b)	42	5,521
Varian Medical Systems, Inc. (a) (b)	36	2,909
West Pharmaceutical Services, Inc. (b)	81	4,878
Zimmer Biomet Holdings, Inc. (b)	39	4,001

		335,202

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Aetna, Inc.	419	45,302
Air Methods Corp. (a) (b)	3	126
Almost Family, Inc. (a) (b)	3	115
Amedisys, Inc. (a) (b)	54	2,123
AmerisourceBergen Corp.	207	21,468
AMN Healthcare Services, Inc. (a) (b)	51	1,583
Amsurg Corp. (a)	69	5,244
Anthem, Inc.	263	36,673
Cardinal Health, Inc.	202	18,032

Centene Corp. (a) (b)	128	8,424
Chemed Corp. (b)	17	2,547
Cigna Corp.	322	47,118
Community Health Systems, Inc. (a) (b)	12	318
Cross Country Healthcare, Inc. (a) (b)	3	49
DaVita HealthCare Partners, Inc. (a)	72	5,019
Ensign Group, Inc. (b)	36	815
ExamWorks Group, Inc. (a) (b)	35	931
Express Scripts Holding Co. (a) (b)	592	51,747
HCA Holdings, Inc. (a)	301	20,357
Health Net, Inc. (a)	84	5,751
HealthEquity, Inc. (a) (b)	43	1,078
Healthways, Inc. (a) (b)	39	502
Henry Schein, Inc. (a)	78	12,339
Humana, Inc.	178	31,775
Kindred Healthcare, Inc. (b)	22	262
Laboratory Corp. of America Holdings (a)	62	7,666
Landauer, Inc. (b)	6	197
LHC Group, Inc. (a) (b)	9	408
LifePoint Health, Inc. (a) (b)	37	2,716
Magellan Health, Inc. (a)	24	1,480
McKesson Corp.	83	16,370
MEDNAX, Inc. (a) (b)	107	7,668
Molina Healthcare, Inc. (a) (b)	43	2,585
Owens & Minor, Inc. (b)	35	1,259
Patterson Cos., Inc. (b)	59	2,667
PharMerica Corp. (a) (b)	10	350
Quest Diagnostics, Inc.	79	5,620
Tenet Healthcare Corp. (a) (b)	3	91
UnitedHealth Group, Inc.	1,156	135,992
Universal Health Services, Inc.	109	13,024
VCA, Inc. (a)	96	5,280
WellCare Health Plans, Inc. (a)	59	4,614

		527,685

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a) (b)	150	9,026
Computer Programs & Systems, Inc.	3	149
HealthStream, Inc. (a)	24	528
HMS Holdings Corp. (a) (b)	41	506
Medidata Solutions, Inc. (a) (b)	23	1,134
Omnicell, Inc. (a) (b)	50	1,554
Quality Systems, Inc. (b)	35	564

		13,461

HOTELS, RESTAURANTS & LEISURE — 3.0%
BJ’s Restaurants, Inc. (a)	26	1,130
Bob Evans Farms, Inc.	21	816
Boyd Gaming Corp. (a) (b)	92	1,828
Brinker International, Inc. (b)	56	2,685
Buffalo Wild Wings, Inc. (a)	23	3,672
Carnival Corp.	567	30,890
Cheesecake Factory, Inc. (b)	46	2,121
Chipotle Mexican Grill, Inc. (a) (b)	31	14,875
Cracker Barrel Old Country Store, Inc. (b)	28	3,551
Darden Restaurants, Inc. (b)	144	9,164
DineEquity, Inc. (b)	17	1,440
Domino’s Pizza, Inc.	69	7,676

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Dunkin’ Brands Group, Inc.	102	$4,344
International Speedway Corp.	18	607
Interval Leisure Group, Inc. (b)	39	609
Jack in the Box, Inc.	48	3,682
Marcus Corp.	3	57
Marriott International, Inc. (b)	71	4,760
Marriott Vacations Worldwide Corp.	17	968
McDonald’s Corp.	873	103,136
Panera Bread Co. (a)	28	5,454
Papa John’s International, Inc. (b)	34	1,900
Pinnacle Entertainment, Inc. (a)	78	2,427
Popeyes Louisiana Kitchen, Inc. (a)	31	1,814
Red Robin Gourmet Burgers, Inc. (a)	12	741
Royal Caribbean Cruises, Ltd. (b)	206	20,849
Ruby Tuesday, Inc. (a)	3	17
Ruth’s Hospitality Group, Inc.	36	573
Scientific Games Corp. (a) (b)	60	538
Sonic Corp. (b)	57	1,842
Starbucks Corp.	1,899	113,997
Starwood Hotels & Resorts Worldwide, Inc.	50	3,464
Texas Roadhouse, Inc. (b)	69	2,468
Wendy’s Co. (b)	299	3,220
Wyndham Worldwide Corp. (b)	73	5,304
Wynn Resorts, Ltd. (b)	2	138
Yum! Brands, Inc.	434	31,704

		394,461

HOUSEHOLD DURABLES — 0.8%
CalAtlantic Group, Inc. (b)	58	2,199
D.R. Horton, Inc.	375	12,011
Ethan Allen Interiors, Inc. (b)	12	334
Garmin, Ltd. (b)	13	483
Harman International Industries, Inc.	25	2,355
Helen of Troy, Ltd. (a)	32	3,016
Jarden Corp. (a)	200	11,424
KB Home (b)	29	358
La-Z-Boy, Inc. (b)	52	1,270
Leggett & Platt, Inc.	120	5,042
Lennar Corp. (b)	175	8,559
M/I Homes, Inc. (a) (b)	24	526
MDC Holdings, Inc. (b)	11	281
Meritage Homes Corp. (a) (b)	14	476
Mohawk Industries, Inc. (a)	78	14,772
Newell Rubbermaid, Inc.	304	13,400
NVR, Inc. (a) (b)	5	8,215
PulteGroup, Inc. (b)	198	3,528
Tempur Sealy International, Inc. (a) (b)	78	5,496
Toll Brothers, Inc. (a)	142	4,729
TopBuild Corp. (a) (b)	40	1,231
Tupperware Brands Corp. (b)	15	835
Universal Electronics, Inc. (a) (b)	19	976
Whirlpool Corp.	18	2,644

		104,160

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a)	42	571
Church & Dwight Co., Inc. (b)	140	11,883
Clorox Co.	146	18,517
Colgate-Palmolive Co.	438	29,180

Energizer Holdings, Inc.	63	2,146
Kimberly-Clark Corp.	272	34,626
Procter & Gamble Co.	616	48,916
WD-40 Co.	12	1,184

		147,023

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
AES Corp.	135	1,292
NRG Energy, Inc.	32	376
Talen Energy Corp. (a) (b)	34	212

		1,880

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	304	45,794
Carlisle Cos., Inc.	40	3,548
Danaher Corp.	521	48,390
General Electric Co. (b)	6,498	202,413
Roper Technologies, Inc. (b)	62	11,767

		311,912

INSURANCE — 3.1%
ACE, Ltd. (b)	179	20,916
Aflac, Inc.	266	15,933
Alleghany Corp. (a)	13	6,213
Allstate Corp.	169	10,493
American Equity Investment Life Holding Co.	73	1,754
American Financial Group, Inc.	82	5,911
American International Group, Inc.	1,095	67,857
AMERISAFE, Inc.	15	764
Aon PLC	227	20,932
Arthur J Gallagher & Co.	51	2,088
Aspen Insurance Holdings, Ltd.	58	2,801
Assurant, Inc. (b)	72	5,799
Brown & Brown, Inc. (b)	74	2,375
Chubb Corp.	273	36,211
Cincinnati Financial Corp.	139	8,225
CNO Financial Group, Inc. (b)	147	2,806
eHealth, Inc. (a) (b)	18	180
Employers Holdings, Inc. (b)	18	491
Endurance Specialty Holdings, Ltd.	53	3,392
Everest Re Group, Ltd. (b)	39	7,141
First American Financial Corp. (b)	111	3,985
Genworth Financial, Inc. (a) (b)	4	15
Hanover Insurance Group, Inc. (b)	49	3,986
Hartford Financial Services Group, Inc.	444	19,296
Horace Mann Educators Corp. (b)	42	1,394
Infinity Property & Casualty Corp.	3	247
Kemper Corp.	33	1,229
Lincoln National Corp.	57	2,865
Loews Corp.	40	1,536
Marsh & McLennan Cos., Inc.	292	16,191
Mercury General Corp. (b)	29	1,351
MetLife, Inc.	326	15,717
Navigators Group, Inc. (a)	3	257
Old Republic International Corp. (b)	180	3,353
Primerica, Inc. (b)	14	661
Principal Financial Group, Inc.	132	5,937
ProAssurance Corp.	59	2,863
Progressive Corp.	666	21,179

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Prudential Financial, Inc. (b)	132	$10,746
Reinsurance Group of America, Inc.	53	4,534
RenaissanceRe Holdings, Ltd. (b)	37	4,188
RLI Corp. (b)	34	2,100
Safety Insurance Group, Inc. (b)	6	338
Selective Insurance Group, Inc.	56	1,881
StanCorp Financial Group, Inc.	54	6,150
Stewart Information Services Corp. (b)	21	784
Torchmark Corp. (b)	102	5,830
Travelers Cos., Inc. (b)	212	23,926
United Fire Group, Inc.	24	919
Universal Insurance Holdings, Inc. (b)	41	950
Unum Group	149	4,960
WR Berkley Corp. (b)	75	4,106
XL Group PLC (b)	285	11,166

		406,922

INTERNET & CATALOG RETAIL — 3.5%
Amazon.com, Inc. (a)	492	332,538
Expedia, Inc.	150	18,645
FTD Cos., Inc. (a) (b)	27	707
HSN, Inc. (b)	32	1,621
Netflix, Inc. (a)	546	62,451
Nutrisystem, Inc.	3	65
PetMed Express, Inc.	6	103
Priceline Group, Inc. (a)	38	48,448
TripAdvisor, Inc. (a) (b)	18	1,535

		466,113

INTERNET SOFTWARE & SERVICES — 5.9%
Akamai Technologies, Inc. (a)	191	10,052
Alphabet, Inc. (a)	283	214,763
Alphabet, Inc. (a) (b)	296	230,291
Blucora, Inc. (a) (b)	51	500
comScore, Inc. (a)	38	1,564
DHI Group, Inc. (a)	3	27
eBay, Inc. (a)	1,055	28,991
Facebook, Inc. (a)	2,606	272,744
j2 Global, Inc. (b)	50	4,116
Liquidity Services, Inc. (a) (b)	2	13
LivePerson, Inc. (a)	57	385
LogMeIn, Inc. (a) (b)	29	1,946
Monster Worldwide, Inc. (a) (b)	3	17
NIC, Inc. (b)	44	866
Rackspace Hosting, Inc. (a) (b)	4	101
Stamps.com, Inc. (a) (b)	19	2,083
VeriSign, Inc. (a) (b)	107	9,348
XO Group, Inc. (a)	3	48
Yahoo!, Inc. (a)	28	931

		778,786

IT SERVICES — 4.6%
Accenture PLC	709	74,090
Acxiom Corp. (a)	63	1,318
Alliance Data Systems Corp. (a) (b)	22	6,085
Automatic Data Processing, Inc.	318	26,941
Broadridge Financial Solutions, Inc.	137	7,361
CACI International, Inc. (a)	9	835
Ciber, Inc. (a)	12	42
Cognizant Technology Solutions Corp. (a)	732	43,935

Computer Sciences Corp. (b)	103	3,366
Convergys Corp. (b)	105	2,613
CoreLogic, Inc. (a)	86	2,912
CSG Systems International, Inc. (b)	39	1,403
CSRA, Inc.	103	3,090
DST Systems, Inc.	34	3,878
ExlService Holdings, Inc. (a)	40	1,797
Fidelity National Information Services, Inc.	302	18,301
Fiserv, Inc. (a)	282	25,792
Gartner, Inc. (a) (b)	78	7,075
Global Payments, Inc.	164	10,580
Heartland Payment Systems, Inc.	48	4,551
International Business Machines Corp.	322	44,314
Jack Henry & Associates, Inc. (b)	87	6,791
Leidos Holdings, Inc.	77	4,332
MasterCard, Inc.	875	85,190
MAXIMUS, Inc. (b)	83	4,669
NeuStar, Inc. (a)	14	336
Paychex, Inc. (b)	283	14,968
PayPal Holdings, Inc. (a)	252	9,122
Perficient, Inc. (a)	27	462
Science Applications International Corp.	7	320
Sykes Enterprises, Inc. (a)	45	1,385
TeleTech Holdings, Inc. (b)	3	84
Teradata Corp. (a)	43	1,136
Total System Services, Inc.	214	10,657
VeriFone Systems, Inc. (a) (b)	50	1,401
Virtusa Corp. (a)	38	1,571
Visa, Inc. (b)	2,106	163,320
Western Union Co. (b)	515	9,224
WEX, Inc. (a) (b)	4	354
Xerox Corp. (b)	103	1,095

		606,696

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc. (b)	15	246
Brunswick Corp. (b)	78	3,940
Callaway Golf Co. (b)	21	198
Hasbro, Inc.	140	9,430
Mattel, Inc. (b)	11	299
Polaris Industries, Inc. (b)	10	859
Sturm Ruger & Co., Inc.	24	1,431
Vista Outdoor, Inc. (a)	57	2,537

		18,940

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a) (b)	3	30
Agilent Technologies, Inc. (b)	75	3,136
Bio-Rad Laboratories, Inc. (a)	22	3,051
Bio-Techne Corp. (b)	23	2,070
Cambrex Corp. (a) (b)	36	1,695
Charles River Laboratories International, Inc. (a)	32	2,573
Mettler-Toledo International, Inc. (a)	26	8,817
PAREXEL International Corp. (a) (b)	48	3,270
PerkinElmer, Inc.	99	5,303
Thermo Fisher Scientific, Inc.	323	45,818
Waters Corp. (a) (b)	78	10,497

		86,260

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MACHINERY — 0.7%
AGCO Corp. (b)	65	$2,950
Albany International Corp.	30	1,097
Astec Industries, Inc. (b)	3	122
Barnes Group, Inc.	37	1,309
Briggs & Stratton Corp. (b)	45	779
Caterpillar, Inc. (b)	20	1,359
CLARCOR, Inc. (b)	5	248
Crane Co.	8	383
Cummins, Inc.	16	1,408
Deere & Co. (b)	91	6,941
Donaldson Co., Inc. (b)	12	344
Dover Corp. (b)	7	429
EnPro Industries, Inc.	1	44
ESCO Technologies, Inc. (b)	24	867
Federal Signal Corp.	60	951
Flowserve Corp. (b)	4	168
Graco, Inc. (b)	14	1,009
Harsco Corp. (b)	44	347
Hillenbrand, Inc.	53	1,570
IDEX Corp.	25	1,915
Illinois Tool Works, Inc. (b)	139	12,883
Ingersoll-Rand PLC	43	2,378
ITT Corp.	14	509
John Bean Technologies Corp. (b)	60	2,990
Joy Global, Inc. (b)	7	88
Kennametal, Inc. (b)	27	518
Lincoln Electric Holdings, Inc. (b)	10	519
Lindsay Corp. (b)	9	652
Lydall, Inc. (a) (b)	15	532
Mueller Industries, Inc.	55	1,491
Nordson Corp. (b)	9	577
Oshkosh Corp. (b)	4	156
PACCAR, Inc.	58	2,749
Parker-Hannifin Corp. (b)	13	1,261
Pentair PLC (b)	18	892
Snap-on, Inc. (b)	66	11,314
SPX Corp. (b)	13	121
SPX FLOW, Inc. (a)	13	363
Standex International Corp. (b)	9	748
Stanley Black & Decker, Inc.	143	15,262
Tennant Co. (b)	23	1,294
Timken Co. (b)	32	915
Toro Co.	59	4,311
Trinity Industries, Inc. (b)	15	360
Valmont Industries, Inc.	3	318
Wabtec Corp.	72	5,121
Watts Water Technologies, Inc.	21	1,043
Woodward, Inc. (b)	9	447
Xylem, Inc.	88	3,212

		97,264

MARINE — 0.0% (d)
Kirby Corp. (a)	1	53
Matson, Inc.	50	2,131

		2,184

MEDIA — 3.2%
AMC Networks, Inc. (a) (b)	66	4,929
Cable One, Inc.	4	1,735

Cablevision Systems Corp.	281	8,964
CBS Corp.	43	2,027
Cinemark Holdings, Inc.	51	1,705
Comcast Corp.	2,015	113,706
Discovery Communications, Inc. (a) (b)	7	187
Discovery Communications, Inc. (a) (b)	7	177
DreamWorks Animation SKG, Inc. (a)	7	180
EW Scripps Co. (b)	24	456
Gannett Co., Inc. (b)	120	1,955
Interpublic Group of Cos., Inc.	280	6,518
John Wiley & Sons, Inc.	19	856
Live Nation Entertainment, Inc. (a)	105	2,580
Meredith Corp.	26	1,124
News Corp. (b)	37	494
Omnicom Group, Inc. (b)	118	8,928
Scholastic Corp. (b)	18	694
Scripps Networks Interactive, Inc.	4	221
TEGNA, Inc. (b)	81	2,067
Time Warner Cable, Inc.	340	63,101
Time Warner, Inc.	238	15,391
Time, Inc. (b)	38	595
Twenty-First Century Fox, Inc.	198	5,378
Twenty-First Century Fox, Inc.	70	1,906
Viacom, Inc.	13	535
Walt Disney Co.	1,646	172,962

		419,371

METALS & MINING — 0.1%
AK Steel Holding Corp. (a) (b)	167	374
Alcoa, Inc. (b)	125	1,234
Allegheny Technologies, Inc. (b)	7	79
Century Aluminum Co. (a) (b)	61	270
Commercial Metals Co. (b)	20	274
Compass Minerals International, Inc. (b)	16	1,204
Ferroglobe PLC	19	204
Freeport-McMoRan, Inc.	28	190
Kaiser Aluminum Corp.	15	1,255
Materion Corp. (b)	3	84
Newmont Mining Corp.	120	2,159
Nucor Corp.	53	2,136
Reliance Steel & Aluminum Co.	5	289
Royal Gold, Inc. (b)	7	255
Steel Dynamics, Inc.	72	1,287
Stillwater Mining Co. (a) (b)	10	86
SunCoke Energy, Inc. (b)	2	7
TimkenSteel Corp. (b)	16	134
United States Steel Corp. (b)	23	183
Worthington Industries, Inc.	32	964

		12,668

MULTI-UTILITIES — 1.3%
Alliant Energy Corp.	61	3,810
Ameren Corp.	197	8,516
Avista Corp.	60	2,122
Black Hills Corp.	1	46
CenterPoint Energy, Inc.	46	845
CMS Energy Corp.	278	10,030
Consolidated Edison, Inc.	276	17,739
Dominion Resources, Inc. (b)	444	30,032
DTE Energy Co. (b)	122	9,783

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MDU Resources Group, Inc. (b)	13	$238
NiSource, Inc.	340	6,633
NorthWestern Corp. (b)	30	1,628
PG&E Corp.	460	24,467
Public Service Enterprise Group, Inc. (b)	443	17,140
SCANA Corp. (b)	125	7,561
Sempra Energy	84	7,897
TECO Energy, Inc.	298	7,942
Vectren Corp.	35	1,485
WEC Energy Group, Inc. (b)	297	15,239

		173,153

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	55	2,120
Dollar General Corp.	316	22,711
Dollar Tree, Inc. (a)	221	17,065
Fred’s, Inc. (b)	21	344
JC Penney Co., Inc. (a) (b)	347	2,311
Kohl’s Corp. (b)	45	2,143
Macy’s, Inc.	118	4,128
Nordstrom, Inc. (b)	86	4,284
Target Corp. (b)	757	54,966
Tuesday Morning Corp. (a)	51	331

		110,403

OIL, GAS & CONSUMABLE FUELS — 1.6%
Anadarko Petroleum Corp.	16	777
Apache Corp.	12	534
Bill Barrett Corp. (a) (b)	57	224
Cabot Oil & Gas Corp.	94	1,663
California Resources Corp. (b)	87	203
Carrizo Oil & Gas, Inc. (a)	9	266
Chesapeake Energy Corp. (b)	8	36
Chevron Corp.	60	5,398
Cimarex Energy Co.	34	3,039
Cloud Peak Energy, Inc. (a) (b)	44	91
Columbia Pipeline Group, Inc.	52	1,040
ConocoPhillips	40	1,868
CONSOL Energy, Inc. (b)	7	55
Devon Energy Corp.	13	416
Energen Corp. (b)	4	164
EOG Resources, Inc. (b)	53	3,752
EQT Corp. (b)	4	208
Exxon Mobil Corp.	677	52,772
Green Plains, Inc. (b)	10	229
Hess Corp. (b)	9	436
HollyFrontier Corp.	190	7,579
Kinder Morgan, Inc.	175	2,611
Marathon Oil Corp.	21	264
Marathon Petroleum Corp.	435	22,550
Murphy Oil Corp. (b)	13	292
Newfield Exploration Co. (a)	111	3,614
Noble Energy, Inc.	31	1,021
Northern Oil and Gas, Inc. (a)	3	12
Occidental Petroleum Corp.	124	8,384
ONEOK, Inc.	7	173
PDC Energy, Inc. (a) (b)	46	2,455
Phillips 66	326	26,667
Pioneer Natural Resources Co.	13	1,630
QEP Resources, Inc. (b)	9	121

Range Resources Corp. (b)	3	74
Southwestern Energy Co. (a) (b)	29	206
Spectra Energy Corp. (b)	22	527
Synergy Resources Corp. (a)	34	290
Tesoro Corp. (b)	161	16,965
Valero Energy Corp.	565	39,951
Western Refining, Inc.	58	2,066
Williams Cos., Inc. (b)	22	565
World Fuel Services Corp. (b)	16	615
WPX Energy, Inc. (a)	87	499

		212,302

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a) (b)	40	1,021
Clearwater Paper Corp. (a) (b)	18	820
Deltic Timber Corp. (b)	3	177
Domtar Corp.	22	813
KapStone Paper and Packaging Corp.	4	90
Louisiana-Pacific Corp. (a) (b)	143	2,575
Neenah Paper, Inc.	21	1,311
Schweitzer-Mauduit International, Inc.	9	378
Wausau Paper Corp.	36	368

		7,553

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	41	166
Edgewell Personal Care Co. (b)	22	1,724
Estee Lauder Cos., Inc.	213	18,757
Inter Parfums, Inc. (b)	3	71
Medifast, Inc. (b)	15	456

		21,174

PHARMACEUTICALS — 5.1%
Akorn, Inc. (a) (b)	3	112
Allergan PLC (a)	401	125,312
Bristol-Myers Squibb Co. (b)	1,353	93,073
Catalent, Inc. (a) (b)	42	1,051
Depomed, Inc. (a) (b)	78	1,414
Eli Lilly & Co.	1,184	99,764
Endo International PLC (a) (b)	163	9,979
Impax Laboratories, Inc. (a) (b)	77	3,293
Johnson & Johnson	818	84,025
Lannett Co., Inc. (a) (b)	3	120
Mallinckrodt PLC (a)	4	299
Medicines Co. (a)	63	2,352
Merck & Co., Inc.	823	43,471
Mylan NV (a) (b)	40	2,163
Nektar Therapeutics (a) (b)	22	371
Perrigo Co. PLC (b)	81	11,721
Pfizer, Inc.	5,447	175,829
Prestige Brands Holdings, Inc. (a)	50	2,574
Zoetis, Inc.	462	22,139

		679,062

PROFESSIONAL SERVICES — 0.5%
CDI Corp.	15	101
CEB, Inc.	16	982
Dun & Bradstreet Corp.	8	831
Equifax, Inc.	142	15,815
Exponent, Inc. (b)	18	899
FTI Consulting, Inc. (a)	26	901

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Insperity, Inc.	26	$1,252
Korn/Ferry International	59	1,958
ManpowerGroup, Inc.	92	7,755
Nielsen Holdings PLC	322	15,005
On Assignment, Inc. (a)	56	2,517
Resources Connection, Inc.	30	490
Robert Half International, Inc.	65	3,064
Towers Watson & Co.	65	8,350
TrueBlue, Inc. (a)	27	696
WageWorks, Inc. (a) (b)	32	1,452

		62,068

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Acadia Realty Trust (b)	34	1,127
Alexandria Real Estate Equities, Inc. (b)	54	4,879
American Assets Trust, Inc.	37	1,419
American Campus Communities, Inc.	33	1,364
American Tower Corp.	179	17,354
Apartment Investment & Management Co. (b)	137	5,484
AvalonBay Communities, Inc.	148	27,251
BioMed Realty Trust, Inc.	111	2,630
Boston Properties, Inc. (b)	85	10,841
Camden Property Trust	42	3,224
Care Capital Properties, Inc. (b)	67	2,048
CareTrust REIT, Inc. (b)	24	263
Cedar Realty Trust, Inc.	60	425
Chesapeake Lodging Trust (b)	53	1,333
Communications Sales & Leasing, Inc. (a)	22	411
CoreSite Realty Corp.	24	1,361
Corporate Office Properties Trust (b)	55	1,201
Corrections Corp. of America (b)	65	1,722
Cousins Properties, Inc.	107	1,009
Crown Castle International Corp.	271	23,428
DiamondRock Hospitality Co. (b)	33	318
Douglas Emmett, Inc.	113	3,523
Duke Realty Corp. (b)	280	5,886
EastGroup Properties, Inc.	5	278
Education Realty Trust, Inc. (b)	25	947
EPR Properties (b)	27	1,578
Equinix, Inc.	75	22,680
Equity One, Inc. (b)	70	1,900
Equity Residential	366	29,862
Essex Property Trust, Inc.	66	15,801
Extra Space Storage, Inc. (b)	156	13,761
Federal Realty Investment Trust (b)	61	8,912
Four Corners Property Trust, Inc. (a)	48	1,160
Franklin Street Properties Corp.	75	776
General Growth Properties, Inc.	436	11,864
GEO Group, Inc. (b)	37	1,070
Getty Realty Corp. (b)	15	257
Government Properties Income Trust (b)	33	524
HCP, Inc.	165	6,310
Healthcare Realty Trust, Inc.	24	680
Highwoods Properties, Inc. (b)	56	2,442
Hospitality Properties Trust (b)	73	1,909
Host Hotels & Resorts, Inc. (b)	73	1,120
Inland Real Estate Corp. (b)	48	510
Iron Mountain, Inc. (b)	115	3,106

Kilroy Realty Corp. (b)	54	3,417
Kimco Realty Corp.	282	7,462
Kite Realty Group Trust	64	1,659
Lamar Advertising Co. (b)	63	3,779
LaSalle Hotel Properties (b)	11	277
Lexington Realty Trust (b)	20	160
Liberty Property Trust	52	1,615
LTC Properties, Inc.	18	777
Macerich Co. (b)	135	10,893
Mack-Cali Realty Corp. (b)	67	1,564
Medical Properties Trust, Inc. (b)	159	1,830
Mid-America Apartment Communities, Inc. (b)	86	7,810
National Retail Properties, Inc.	74	2,964
Omega Healthcare Investors, Inc.	79	2,763
Parkway Properties, Inc.	50	781
Pennsylvania Real Estate Investment Trust (b)	67	1,465
Plum Creek Timber Co., Inc.	119	5,679
Post Properties, Inc.	48	2,840
Potlatch Corp. (b)	9	272
Prologis, Inc. (b)	289	12,404
Public Storage	167	41,366
Rayonier, Inc. (b)	5	111
Realty Income Corp. (b)	219	11,307
Regency Centers Corp.	83	5,654
Retail Opportunity Investments Corp.	85	1,521
Sabra Health Care REIT, Inc. (b)	46	931
Saul Centers, Inc.	12	615
Senior Housing Properties Trust	69	1,024
Simon Property Group, Inc.	271	52,693
SL Green Realty Corp. (b)	42	4,745
Sovran Self Storage, Inc.	33	3,541
Summit Hotel Properties, Inc. (b)	114	1,362
Tanger Factory Outlet Centers, Inc. (b)	21	687
Taubman Centers, Inc.	38	2,915
UDR, Inc. (b)	281	10,557
Universal Health Realty Income Trust	12	600
Urban Edge Properties (b)	46	1,079
Urstadt Biddle Properties, Inc.	15	289
Ventas, Inc. (b)	183	10,327
Vornado Realty Trust	86	8,597
Weingarten Realty Investors	49	1,694
Welltower, Inc.	217	14,762
Weyerhaeuser Co.	83	2,488
WP Glimcher, Inc.	15	159

		495,383

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	636
CBRE Group, Inc. (a)	179	6,190
Forestar Group, Inc. (a) (b)	30	328
Jones Lang LaSalle, Inc.	39	6,235
RMR Group, Inc. (a)	1	14

		13,403

ROAD & RAIL — 0.2%
ArcBest Corp. (b)	8	171
CSX Corp.	96	2,491
Genesee & Wyoming, Inc. (a)	3	161

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Heartland Express, Inc. (b)	62	$1,055
JB Hunt Transport Services, Inc. (b)	43	3,155
Kansas City Southern (b)	11	821
Knight Transportation, Inc. (b)	10	242
Landstar System, Inc. (b)	23	1,349
Norfolk Southern Corp.	29	2,453
Old Dominion Freight Line, Inc. (a) (b)	11	650
Ryder System, Inc.	19	1,080
Saia, Inc. (a) (b)	35	779
Union Pacific Corp.	84	6,569
Werner Enterprises, Inc. (b)	3	70

		21,046

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)	33	932
Advanced Micro Devices, Inc. (a) (b)	128	367
Analog Devices, Inc.	332	18,366
Applied Materials, Inc.	39	728
Atmel Corp.	364	3,134
Avago Technologies, Ltd. (b)	328	47,609
Broadcom Corp.	671	38,797
Brooks Automation, Inc.	3	32
Cabot Microelectronics Corp. (a)	21	919
Cirrus Logic, Inc. (a) (b)	66	1,949
Cree, Inc. (a) (b)	20	533
Cypress Semiconductor Corp. (a) (b)	98	961
Diodes, Inc. (a) (b)	35	804
DSP Group, Inc. (a)	3	28
Exar Corp. (a) (b)	42	258
Fairchild Semiconductor International, Inc. (a)	49	1,015
First Solar, Inc. (a)	2	132
Integrated Device Technology, Inc. (a)	170	4,480
Intel Corp.	1,697	58,462
Intersil Corp. (b)	47	600
KLA-Tencor Corp.	26	1,803
Kopin Corp. (a) (b)	6	16
Kulicke & Soffa Industries, Inc. (a)	21	245
Lam Research Corp.	36	2,859
Linear Technology Corp.	117	4,969
Microchip Technology, Inc. (b)	158	7,353
Micron Technology, Inc. (a)	37	524
Microsemi Corp. (a) (b)	115	3,748
MKS Instruments, Inc.	54	1,944
Monolithic Power Systems, Inc. (b)	36	2,294
NVIDIA Corp. (b)	615	20,270
Qorvo, Inc. (a)	34	1,731
Rudolph Technologies, Inc. (a) (b)	36	512
Semtech Corp. (a)	32	606
Silicon Laboratories, Inc. (a) (b)	23	1,117
Skyworks Solutions, Inc. (b)	232	17,825
SunEdison, Inc. (a) (b)	10	51
Synaptics, Inc. (a) (b)	33	2,651
Teradyne, Inc.	117	2,418
Tessera Technologies, Inc.	41	1,230
Texas Instruments, Inc. (b)	700	38,367
Ultratech, Inc. (a)	30	595
Veeco Instruments, Inc. (a)	5	103
Xilinx, Inc.	158	7,421

		300,758

SOFTWARE — 4.4%
ACI Worldwide, Inc. (a)	125	2,675
Activision Blizzard, Inc.	637	24,658
Adobe Systems, Inc. (a)	533	50,070
ANSYS, Inc. (a) (b)	81	7,492
Autodesk, Inc. (a) (b)	22	1,340
Blackbaud, Inc. (b)	49	3,227
Bottomline Technologies de, Inc. (a) (b)	35	1,041
CA, Inc.	173	4,941
Cadence Design Systems, Inc. (a) (b)	312	6,493
CDK Global, Inc.	192	9,114
Citrix Systems, Inc. (a)	141	10,667
CommVault Systems, Inc. (a)	2	79
Ebix, Inc. (b)	33	1,082
Electronic Arts, Inc. (a)	390	26,801
Epiq Systems, Inc.	3	39
Fair Isaac Corp. (b)	31	2,920
Fortinet, Inc. (a) (b)	173	5,392
Intuit, Inc.	189	18,238
Manhattan Associates, Inc. (a) (b)	94	6,220
Mentor Graphics Corp. (b)	75	1,382
Microsoft Corp. (b)	4,445	246,609
MicroStrategy, Inc. (a) (b)	11	1,972
Monotype Imaging Holdings, Inc. (b)	21	496
Oracle Corp. (b)	1,372	50,119
Progress Software Corp. (a) (b)	50	1,200
PTC, Inc. (a)	19	658
Red Hat, Inc. (a)	208	17,224
Rovi Corp. (a)	29	483
salesforce.com, Inc. (a)	584	45,786
SolarWinds, Inc. (a)	11	648
Solera Holdings, Inc. (b)	59	3,235
Symantec Corp.	111	2,331
Synchronoss Technologies, Inc. (a) (b)	34	1,198
Synopsys, Inc. (a) (b)	175	7,982
Take-Two Interactive Software, Inc. (a)	71	2,474
Tangoe, Inc. (a) (b)	41	344
Tyler Technologies, Inc. (a)	40	6,973
Ultimate Software Group, Inc. (a) (b)	32	6,256
VASCO Data Security International, Inc. (a) (b)	15	251

		580,110

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	73	1,634
Abercrombie & Fitch Co. (b)	2	54
Advance Auto Parts, Inc.	88	13,245
American Eagle Outfitters, Inc. (b)	212	3,286
Ascena Retail Group, Inc. (a) (b)	96	946
AutoNation, Inc. (a)	54	3,222
AutoZone, Inc. (a) (b)	37	27,451
Barnes & Noble Education, Inc. (a) (b)	41	408
Barnes & Noble, Inc. (b)	68	592
Bed Bath & Beyond, Inc. (a) (b)	39	1,882
Best Buy Co., Inc. (b)	309	9,409
Big 5 Sporting Goods Corp. (b)	18	180
Buckle, Inc. (b)	8	246
Cabela’s, Inc. (a) (b)	8	374
Caleres, Inc. (b)	51	1,368
CarMax, Inc. (a) (b)	182	9,823

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Cato Corp. (b)	18	$663
Chico’s FAS, Inc. (b)	99	1,056
Children’s Place, Inc.	24	1,325
CST Brands, Inc. (b)	22	861
Dick’s Sporting Goods, Inc.	91	3,217
Express, Inc. (a)	84	1,451
Finish Line, Inc. (b)	27	488
Foot Locker, Inc. (b)	180	11,716
GameStop Corp. (b)	52	1,458
Gap, Inc. (b)	60	1,482
Genesco, Inc. (a) (b)	12	682
Group 1 Automotive, Inc.	25	1,892
Haverty Furniture Cos., Inc.	15	322
Hibbett Sports, Inc. (a)	5	151
Home Depot, Inc.	1,459	192,953
L Brands, Inc.	309	29,608
Lithia Motors, Inc. (b)	24	2,560
Lowe’s Cos., Inc.	1,051	79,918
Lumber Liquidators Holdings, Inc. (a) (b)	12	208
MarineMax, Inc. (a) (b)	6	111
Men’s Wearhouse, Inc.	46	675
Monro Muffler Brake, Inc. (b)	30	1,987
Murphy USA, Inc. (a) (b)	27	1,640
O’Reilly Automotive, Inc. (a)	126	31,931
Office Depot, Inc. (a) (b)	593	3,344
Outerwall, Inc. (b)	22	804
Pep Boys-Manny Moe & Jack (a)	3	55
Rent-A-Center, Inc. (b)	15	225
Ross Stores, Inc.	470	25,291
Select Comfort Corp. (a) (b)	12	257
Signet Jewelers, Ltd. (b)	80	9,895
Sonic Automotive, Inc. (b)	33	751
Stage Stores, Inc. (b)	33	301
Staples, Inc.	313	2,964
Stein Mart, Inc.	18	121
Tiffany & Co. (b)	18	1,373
TJX Cos., Inc. (b)	722	51,197
Tractor Supply Co. (b)	145	12,397
Urban Outfitters, Inc. (a) (b)	22	500
Vitamin Shoppe, Inc. (a) (b)	8	262
Williams-Sonoma, Inc. (b)	83	4,848
Zumiez, Inc. (a) (b)	15	227

		557,287

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	4,205	442,618
Diebold, Inc. (b)	22	662
Electronics For Imaging, Inc. (a)	7	327
EMC Corp.	437	11,222
Hewlett Packard Enterprise Co.	175	2,660
HP, Inc.	175	2,072
Lexmark International, Inc. (b)	22	714
NCR Corp. (a)	5	122
NetApp, Inc. (b)	29	770
QLogic Corp. (a)	81	988
SanDisk Corp. (b)	8	608
Seagate Technology PLC (b)	31	1,137
Super Micro Computer, Inc. (a) (b)	34	833
Western Digital Corp. (b)	37	2,222

		466,955

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter’s, Inc. (b)	56	4,986
Coach, Inc.	63	2,062
Crocs, Inc. (a) (b)	9	92
Deckers Outdoor Corp. (a) (b)	19	897
Fossil Group, Inc. (a) (b)	2	73
G-III Apparel Group, Ltd. (a) (b)	40	1,771
Hanesbrands, Inc.	379	11,154
Iconix Brand Group, Inc. (a) (b)	10	68
Kate Spade & Co. (a)	31	551
Michael Kors Holdings, Ltd. (a) (b)	17	681
Movado Group, Inc. (b)	21	540
NIKE, Inc. (b)	1,716	107,250
Oxford Industries, Inc. (b)	15	957
PVH Corp.	34	2,504
Ralph Lauren Corp. (b)	7	780
Skechers U.S.A., Inc. (a)	186	5,619
Steven Madden, Ltd. (a)	63	1,904
Under Armour, Inc. (a) (b)	228	18,379
VF Corp. (b)	251	15,625
Wolverine World Wide, Inc. (b)	17	284

		176,177

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	66	1,046
Bank Mutual Corp. (b)	45	351
BofI Holding, Inc. (a) (b)	60	1,263
Brookline Bancorp, Inc.	24	276
Dime Community Bancshares, Inc.	24	420
New York Community Bancorp, Inc.	505	8,242
Northwest Bancshares, Inc.	21	281
Oritani Financial Corp. (b)	27	445
Provident Financial Services, Inc.	42	846
TrustCo Bank Corp. (b)	69	424
Washington Federal, Inc. (b)	71	1,692

		15,286

TOBACCO — 1.8%
Altria Group, Inc.	2,121	123,463
Philip Morris International, Inc.	754	66,284
Reynolds American, Inc. (b)	1,049	48,411
Universal Corp. (b)	18	1,010

		239,168

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc. (b)	12	486
DXP Enterprises, Inc. (a)	12	273
Fastenal Co. (b)	62	2,531
GATX Corp. (b)	7	298
Kaman Corp. (b)	9	367
MSC Industrial Direct Co., Inc. (b)	8	450
NOW, Inc. (a)	12	190
United Rentals, Inc. (a) (b)	3	218
Watsco, Inc.	29	3,397
WW Grainger, Inc. (b)	21	4,254

		12,464

WATER UTILITIES — 0.0% (d)
American States Water Co. (b)	36	1,510
Aqua America, Inc. (b)	99	2,950

		4,460

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	3	$55
Telephone & Data Systems, Inc.	86	2,227

		2,282

TOTAL COMMON STOCKS (Cost $11,859,908)		13,173,003

SHORT-TERM INVESTMENTS — 19.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f)	17,238	17,238
State Street Navigator Securities Lending Prime Portfolio (f) (g)	2,611,245	2,611,245

TOTAL SHORT-TERM INVESTMENTS (Cost $2,628,483)		2,628,483

TOTAL INVESTMENTS — 119.5% (h) (Cost $14,488,391)		15,801,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.5)%		(2,575,367)

NET ASSETS — 100.0%		$13,226,119

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	Investment of cash collateral for securities loaned
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

NVDR  Non Voting Depositary Receipt

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 7.6%
Boeing Co.	2,046	$295,831
General Dynamics Corp.	2,699	370,735
Honeywell International, Inc.	6,589	682,423
Northrop Grumman Corp.	2,564	484,109
Rockwell Collins, Inc. (a)	2,052	189,399
Textron, Inc.	564	23,694
United Technologies Corp. (a)	4,903	471,031

		2,517,222

BANKS — 4.4%
Fifth Third Bancorp (a)	23,595	474,259
SunTrust Banks, Inc. (a)	590	25,276
US Bancorp	14,535	620,208
Wells Fargo & Co.	6,532	355,080

		1,474,823

BEVERAGES — 3.3%
Coca-Cola Co.	10,299	442,445
PepsiCo, Inc.	6,659	665,367

		1,107,812

BUILDING PRODUCTS — 0.2%
Masco Corp.	2,677	75,759

CHEMICALS — 4.0%
Dow Chemical Co. (a)	9,231	475,212
PPG Industries, Inc.	6,674	659,525
Praxair, Inc. (a)	1,953	199,987

		1,334,724

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Tyco International PLC	3,602	114,868

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp. (a)	502	31,455

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. (Class B) (b)	3,280	433,091

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc. (a)	18,827	647,837
Verizon Communications, Inc. (a)	5,507	254,534

		902,371

ELECTRIC UTILITIES — 1.6%
NextEra Energy, Inc.	5,135	533,475

FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp. (a)	2,699	435,888
CVS Health Corp. (a)	3,684	360,185

		796,073

FOOD PRODUCTS — 3.0%
General Mills, Inc.	10,842	625,150
J.M. Smucker Co.	2,872	354,232

		979,382

HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Abbott Laboratories	12,834	576,375
Baxter International, Inc.	12,741	486,069
Medtronic PLC	8,399	646,051

		1,708,495

HEALTH CARE PROVIDERS & SERVICES — 3.7%
AmerisourceBergen Corp.	5,376	557,545
Henry Schein, Inc. (a) (b)	4,241	670,884

		1,228,429

HOTELS, RESTAURANTS & LEISURE — 3.5%
McDonald’s Corp.	5,610	662,765
Starbucks Corp.	8,356	501,611

		1,164,376

HOUSEHOLD PRODUCTS — 2.0%
Procter & Gamble Co. (a)	8,165	648,383

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	1,000	150,640
Danaher Corp.	860	79,877
General Electric Co. (a)	18,191	566,649

		797,166

INSURANCE — 14.6%
ACE, Ltd. (a)	3,545	414,233
Aflac, Inc.	10,954	656,144
American International Group, Inc.	6,943	430,258
Arthur J Gallagher & Co.	8,923	365,308
Endurance Specialty Holdings, Ltd.	4,778	305,744
Marsh & McLennan Cos., Inc. (a)	11,240	623,258
Progressive Corp.	13,902	442,084
Torchmark Corp. (a)	5,776	330,156
Travelers Cos., Inc. (a)	5,817	656,507
XL Group PLC	16,410	642,944

		4,866,636

INTERNET SOFTWARE & SERVICES — 1.3%
Facebook, Inc. (Class A) (b)	4,083	427,327

IT SERVICES — 5.5%
Accenture PLC (Class A)	1,433	149,749
Automatic Data Processing, Inc.	5,082	430,547
Fiserv, Inc. (a) (b)	6,916	632,537
Paychex, Inc. (a)	11,369	601,306

		1,814,139

MACHINERY — 1.0%
Illinois Tool Works, Inc. (a)	2,131	197,501
Nordson Corp.	2,091	134,138

		331,639

MEDIA — 2.4%
Comcast Corp. (Class A)	10,624	599,512
Walt Disney Co.	1,874	196,920

		796,432

MULTI-UTILITIES — 2.2%
CenterPoint Energy, Inc.	30,922	567,728
Sempra Energy	1,554	146,091

		713,819

OIL, GAS & CONSUMABLE FUELS — 0.8%
Exxon Mobil Corp.	3,354	261,444

PHARMACEUTICALS — 3.5%
Johnson & Johnson (a)	5,486	563,522
Pfizer, Inc.	18,931	611,093

		1,174,615

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.2%
American Tower Corp.	6,729	$652,377
Annaly Capital Management, Inc. (a)	6,860	64,347
Boston Properties, Inc. (a)	815	103,945
Corrections Corp. of America (a)	4,276	113,271
Crown Castle International Corp.	1,351	116,794
DDR Corp. (a)	31,745	534,586
Digital Realty Trust, Inc.	677	51,195
Equinix, Inc. (a)	1,088	329,011
Host Hotels & Resorts, Inc. (a)	24,248	371,964
Lamar Advertising Co. (Class A) (a)	11,038	662,059
Prologis, Inc. (a)	7,692	330,141
Public Storage	1,811	448,585
Simon Property Group, Inc.	293	56,971
Starwood Property Trust, Inc.	32,295	663,985
Two Harbors Investment Corp. (a)	11,517	93,288
Vornado Realty Trust	1,314	131,347
Weyerhaeuser Co.	21,733	651,555

		5,375,421

ROAD & RAIL — 0.3%
Genesee & Wyoming, Inc. (Class A) (a) (b)	1,921	103,139

SOFTWARE — 2.0%
Intuit, Inc.	6,773	653,595

SPECIALTY RETAIL — 2.0%
Home Depot, Inc.	4,941	653,447

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Apple, Inc.	680	71,577

TOTAL COMMON STOCKS (Cost $31,430,090)		33,091,134

SHORT-TERM INVESTMENTS — 17.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	65,376	65,376
State Street Navigator Securities Lending Prime Portfolio (d) (e)	5,837,620	5,837,620

TOTAL SHORT-TERM INVESTMENTS (Cost $5,902,996)		5,902,996

TOTAL INVESTMENTS — 117.3% (f) (Cost $37,333,086)		38,994,130
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.3)%		(5,765,175)

NET ASSETS — 100.0%		$33,228,955

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investments of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.6%
Curtiss-Wright Corp.	9,952	$681,712
Moog, Inc. (Class A) (a)	162	9,817
Teledyne Technologies, Inc. (a) (b)	7,169	635,890

		1,327,419

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp.	312	13,419

AUTO COMPONENTS — 2.7%
American Axle & Manufacturing Holdings, Inc. (a) (b)	28,478	539,373
Dana Holding Corp. (b)	33,558	463,101
Drew Industries, Inc.	80	4,871

		1,007,345

BANKS — 16.1%
BancorpSouth, Inc.	259	6,213
BBCN Bancorp, Inc.	431	7,422
Berkshire Hills Bancorp, Inc.	349	10,159
Cardinal Financial Corp.	469	10,670
Central Pacific Financial Corp.	450	9,909
Chemical Financial Corp.	255	8,739
City Holding Co.	1,792	81,787
Columbia Banking System, Inc. (b)	17,237	560,375
Community Bank System, Inc.	228	9,106
CVB Financial Corp. (b)	42,140	713,009
First Commonwealth Financial Corp. (b)	68,016	616,905
First Financial Bancorp	10,966	198,156
First Midwest Bancorp, Inc.	392	7,225
FirstMerit Corp.	235	4,383
FNB Corp. (b)	498	6,643
Glacier Bancorp, Inc. (b)	5,072	134,560
Hancock Holding Co. (b)	2,519	63,403
HomeTrust Bancshares, Inc. (a)	15,200	307,800
Independent Bank Corp.	15,105	702,685
Independent Bank Corp.	2,304	35,090
Investors Bancorp, Inc.	58,049	722,129
Lakeland Financial Corp. (b)	226	10,536
MB Financial, Inc. (b)	202	6,539
National Penn Bancshares, Inc.	700	8,631
NBT Bancorp, Inc.	306	8,531
Old National Bancorp	256	3,471
Pinnacle Financial Partners, Inc.	85	4,366
Prosperity Bancshares, Inc. (b)	303	14,502
Renasant Corp. (b)	226	7,777
South State Corp. (b)	101	7,267
Southwest Bancorp, Inc. (b)	11,101	194,045
State Bank Financial Corp. (b)	506	10,641
Sterling Bancorp (b)	8,972	145,526
TriCo Bancshares	4,174	114,535
Trustmark Corp. (b)	24,874	573,097
Umpqua Holdings Corp. (b)	284	4,516
Union Bankshares Corp. (b)	272	6,865
United Bankshares, Inc. (b)	202	7,472
Valley National Bancorp (b)	370	3,644
Webster Financial Corp.	106	3,942
Westamerica Bancorp (b)	12,911	603,589
Wintrust Financial Corp. (b)	152	7,375

		5,963,235

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp.	406	$8,465
Simpson Manufacturing Co., Inc.	139	4,747

		13,212

CAPITAL MARKETS — 0.3%
Evercore Partners, Inc. (Class A)	2,329	125,929
Stifel Financial Corp. (a)	64	2,711

		128,640

CHEMICALS — 6.1%
Calgon Carbon Corp. (b)	13,066	225,389
Chemtura Corp. (a)	12,881	351,265
HB Fuller Co. (b)	11,477	418,566
Minerals Technologies, Inc. (b)	12,290	563,619
Sensient Technologies Corp. (b)	11,112	698,056

		2,256,895

COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	277	7,886
Deluxe Corp. (b)	1,959	106,844
Essendant, Inc.	10,521	342,038
G&K Services, Inc. (Class A)	68	4,277
Healthcare Services Group, Inc. (b)	220	7,671
Knoll, Inc.	12,487	234,756
Matthews International Corp. (Class A) (b)	814	43,508

		746,980

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Ciena Corp. (a) (b)	103	2,131

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	1,394	66,968

DISTRIBUTORS — 2.0%
Pool Corp. (b)	9,072	732,836

ELECTRIC UTILITIES — 5.9%
ALLETE, Inc. (b)	535	27,194
Cleco Corp.	14,109	736,631
IDACORP, Inc. (b)	10,872	739,296
Portland General Electric Co.	18,999	690,994

		2,194,115

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Anixter International, Inc. (a)	448	27,055

GAS UTILITIES — 4.0%
Laclede Group, Inc. (b)	12,174	723,257
Northwest Natural Gas Co. (b)	10,743	543,703
South Jersey Industries, Inc.	8,399	197,545

		1,464,505

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Greatbatch, Inc. (a) (b)	1,783	93,607
Meridian Bioscience, Inc. (b)	1,782	36,567
STERIS PLC (b)	1,214	91,463
West Pharmaceutical Services, Inc. (b)	8,072	486,096

		707,733

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Owens & Minor, Inc. (b)	20,309	730,718

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. (Class A) (a)	31,436	$298,642
Cheesecake Factory, Inc. (b)	1,552	71,563
Churchill Downs, Inc.	5,280	747,067
Jamba, Inc. (a) (b)	137	1,848
Marriott Vacations Worldwide Corp.	60	3,417

		1,122,537

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	314	30,976

INSURANCE — 9.6%
American Equity Investment Life Holding Co.	5,927	142,426
CNO Financial Group, Inc. (b)	38,430	733,629
Greenlight Capital Re, Ltd. (Class A) (a) (b)	31,905	596,942
Horace Mann Educators Corp.	183	6,072
Navigators Group, Inc. (a)	2,928	251,193
OneBeacon Insurance Group, Ltd. (Class A)	12,408	153,983
Primerica, Inc. (b)	14,064	664,243
RLI Corp. (b)	12,353	762,798
Safety Insurance Group, Inc. (b)	3,979	224,336
Selective Insurance Group, Inc.	272	9,134

		3,544,756

INTERNET & CATALOG RETAIL — 0.3%
PetMed Express, Inc.	5,911	101,315

IT SERVICES — 1.2%
CACI International, Inc. (Class A) (a)	4,510	418,438
Convergys Corp. (b)	323	8,039
CSG Systems International, Inc. (b)	163	5,865

		432,342

LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Malibu Boats, Inc. (Class A) (a)	134	2,194

MACHINERY — 3.4%
Barnes Group, Inc.	86	3,044
CLARCOR, Inc. (b)	12,186	605,400
ESCO Technologies, Inc.	118	4,264
Hillenbrand, Inc. (b)	21,422	634,734
Mueller Industries, Inc.	75	2,032
Watts Water Technologies, Inc. (Class A)	77	3,825

		1,253,299

MEDIA — 2.0%
IMAX Corp. (a)	19,105	678,992
Loral Space & Communications, Inc. (a)	1,927	78,448

		757,440

MULTI-UTILITIES — 3.0%
Avista Corp. (b)	20,793	735,448
NorthWestern Corp. (b)	6,640	360,220

		1,095,668

MULTILINE RETAIL — 0.0% (c)
Burlington Stores, Inc. (a) (b)	309	13,256

PAPER & FOREST PRODUCTS — 1.0%
KapStone Paper and Packaging Corp. (b)	16,408	370,656
Neenah Paper, Inc. (b)	132	8,241

		378,897

PROFESSIONAL SERVICES — 0.0% (c)
CBIZ, Inc. (a)	622	6,133
Exponent, Inc. (b)	223	11,139

		17,272

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.8%
Acadia Realty Trust (b)	508	16,840
Agree Realty Corp.	1,249	42,454
American Assets Trust, Inc. (b)	203	7,785
American Residential Properties, Inc.	3,112	58,817
Apollo Commercial Real Estate Finance, Inc. (b)	20,507	353,336
Apollo Residential Mortgage, Inc. (b)	3,436	41,060
Ares Commercial Real Estate Corp. (b)	1,142	13,065
Capstead Mortgage Corp.	58,415	510,547
Cedar Realty Trust, Inc. (b)	42,340	299,767
Chesapeake Lodging Trust (b)	324	8,152
Colony Capital, Inc. (Class A) (b)	10,251	199,690
Cousins Properties, Inc.	694	6,544
CubeSmart	3,381	103,526
CyrusOne, Inc. (b)	354	13,257
DCT Industrial Trust, Inc.	274	10,239
DiamondRock Hospitality Co. (b)	10,738	103,622
EastGroup Properties, Inc.	206	11,456
Education Realty Trust, Inc. (b)	300	11,364
First Industrial Realty Trust, Inc.	1,999	44,238
Gladstone Commercial Corp.	3,455	50,408
Government Properties Income Trust (b)	28,188	447,344
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	662	12,525
Highwoods Properties, Inc. (b)	1,937	84,453
Hudson Pacific Properties, Inc.	279	7,851
Inland Real Estate Corp. (b)	790	8,390
Investors Real Estate Trust	954	6,630
LaSalle Hotel Properties	7,507	188,876
Lexington Realty Trust (b)	665	5,320
Monmouth Real Estate Investment Corp.	1,229	12,855
Parkway Properties, Inc.	325	5,080
Pebblebrook Hotel Trust	11,733	328,759
Pennsylvania Real Estate Investment Trust (b)	18,540	405,470
Potlatch Corp.	202	6,108
PS Business Parks, Inc.	8,533	746,040
Ramco-Gershenson Properties Trust (b)	8,520	141,517
Resource Capital Corp. (b)	9,006	114,917
Retail Opportunity Investments Corp. (b)	23,031	412,255
RLJ Lodging Trust	674	14,579
Ryman Hospitality Properties, Inc.	12,810	661,508
Select Income REIT	250	4,955
Silver Bay Realty Trust Corp.	30,297	474,451
STAG Industrial, Inc. (b)	371	6,845
Summit Hotel Properties, Inc. (b)	699	8,353
Sunstone Hotel Investors, Inc. (b)	39,633	495,016
UMH Properties, Inc. (b)	2,876	29,105
Urstadt Biddle Properties, Inc. (Class A)	583	11,217
Washington Real Estate Investment Trust (b)	357	9,660
Whitestone REIT (b)	980	11,770

		6,568,016

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
RMR Group, Inc. (Class A) (a)	315	$4,539

ROAD & RAIL — 0.3%
Knight Transportation, Inc. (b)	273	6,615
Swift Transportation Co. (a) (b)	5,685	78,567
Werner Enterprises, Inc. (b)	1,098	25,682

		110,864

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Microsemi Corp. (a) (b)	10,586	344,998
MKS Instruments, Inc.	119	4,284
OmniVision Technologies, Inc. (a)	14,170	411,213

		760,495

SOFTWARE — 0.1%
ACI Worldwide, Inc. (a)	169	3,617
Covisint Corp. (a)	16	40
Fair Isaac Corp. (b)	58	5,462
Take-Two Interactive Software, Inc. (a) (b)	70	2,439
TiVo, Inc. (a) (b)	485	4,186
Verint Systems, Inc. (a)	81	3,285

		19,029

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Electronics For Imaging, Inc. (a) (b)	125	5,842

THRIFTS & MORTGAGE FINANCE — 3.9%
Astoria Financial Corp.	254	4,026
Brookline Bancorp, Inc.	33,431	384,456
Capitol Federal Financial, Inc. (b)	59,129	742,660
Clifton Bancorp, Inc. (b)	12,763	183,021
Dime Community Bancshares, Inc.	3,512	61,425
Northfield Bancorp, Inc. (b)	1,105	17,592
Northwest Bancshares, Inc.	906	12,131
Oritani Financial Corp. (b)	565	9,323
Provident Financial Services, Inc.	436	8,785
TrustCo Bank Corp. (b)	1,316	8,080
Waterstone Financial, Inc. (b)	505	7,121

		1,438,620

TOBACCO — 2.0%
Vector Group, Ltd.	31,420	741,198

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Aircastle, Ltd. (b)	25,282	528,141
Applied Industrial Technologies, Inc. (b)	7,880	319,061
Kaman Corp. (b)	3,096	126,348

		973,550

WATER UTILITIES — 0.2%
Middlesex Water Co. (b)	2,098	55,680

TOTAL COMMON STOCKS (Cost $37,024,325)		36,810,991

SHORT-TERM INVESTMENTS — 19.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.24% (d) (e)	123,894	123,894
State Street Navigator Securities Lending Prime Portfolio (e) (f)	6,981,657	6,981,657

TOTAL SHORT-TERM INVESTMENTS (Cost $7,105,551)		7,105,551

TOTAL INVESTMENTS — 118.7% (g) (Cost $44,129,876)		43,916,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(6,920,280)

NET ASSETS — 100.0%		$36,996,262

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investment of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.5%
B/E Aerospace, Inc.	8	$339
Boeing Co.	403	58,270
General Dynamics Corp.	133	18,269
Honeywell International, Inc.	342	35,421
L-3 Communications Holdings, Inc.	12	1,434
Lockheed Martin Corp.	182	39,521
Northrop Grumman Corp.	88	16,615
Precision Castparts Corp.	12	2,784
Raytheon Co.	142	17,683
Rockwell Collins, Inc.	62	5,723
Textron, Inc.	32	1,344
TransDigm Group, Inc. (a)	2	457
United Technologies Corp.	100	9,607

		207,467

AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	78	4,837
Expeditors International of Washington, Inc.	90	4,059
FedEx Corp.	34	5,066
United Parcel Service, Inc. (Class B)	296	28,484

		42,446

AIRLINES — 0.1%
American Airlines Group, Inc.	14	593
Delta Air Lines, Inc.	37	1,875
Southwest Airlines Co.	12	517
United Continental Holdings, Inc. (a)	12	688

		3,673

AUTO COMPONENTS — 0.5%
Autoliv, Inc.	8	998
BorgWarner, Inc.	22	951
Delphi Automotive PLC	174	14,917
Goodyear Tire & Rubber Co.	170	5,554
Johnson Controls, Inc.	86	3,396
Lear Corp.	14	1,720

		27,536

AUTOMOBILES — 0.5%
Ford Motor Co.	936	13,188
General Motors Co.	496	16,869
Harley-Davidson, Inc.	16	726

		30,783

BANKS — 3.9%
Bank of America Corp.	1,709	28,762
BB&T Corp.	134	5,067
CIT Group, Inc.	42	1,667
Citigroup, Inc.	725	37,519
Citizens Financial Group, Inc.	142	3,719
Comerica, Inc.	32	1,339
Fifth Third Bancorp	176	3,538
First Republic Bank	18	1,189
Huntington Bancshares, Inc.	142	1,570
JPMorgan Chase & Co.	682	45,032
KeyCorp	174	2,295
M&T Bank Corp.	20	2,424
People’s United Financial, Inc.	60	969
PNC Financial Services Group, Inc.	108	10,293
Regions Financial Corp.	357	3,427

Signature Bank (a)	5	767
SunTrust Banks, Inc.	106	4,541
US Bancorp	476	20,311
Wells Fargo & Co.	1,008	54,795

		229,224

BEVERAGES — 2.7%
Brown-Forman Corp. (Class B)	60	5,957
Coca-Cola Co.	836	35,915
Coca-Cola Enterprises, Inc.	109	5,367
Constellation Brands, Inc. (Class A)	11	1,567
Dr. Pepper Snapple Group, Inc.	82	7,642
Molson Coors Brewing Co. (Class B)	12	1,127
Monster Beverage Corp. (a)	55	8,193
PepsiCo, Inc.	972	97,122

		162,890

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	81	4,798
Alexion Pharmaceuticals, Inc. (a)	6	1,144
Alkermes PLC (a)	2	159
Amgen, Inc.	46	7,467
Baxalta, Inc.	321	12,529
Biogen, Inc. (a)	114	34,924
BioMarin Pharmaceutical, Inc. (a)	2	210
Celgene Corp. (a)	340	40,718
Gilead Sciences, Inc.	760	76,904
Regeneron Pharmaceuticals, Inc. (a)	1	543
United Therapeutics Corp. (a)	3	470
Vertex Pharmaceuticals, Inc. (a)	2	252

		180,118

BUILDING PRODUCTS — 0.0% (b)
Fortune Brands Home & Security, Inc.	12	666
Masco Corp.	22	623

		1,289

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc. (a)	2	320
Ameriprise Financial, Inc.	16	1,703
Bank of New York Mellon Corp.	161	6,636
BlackRock, Inc.	10	3,405
Charles Schwab Corp.	58	1,910
E*TRADE Financial Corp. (a)	34	1,008
Eaton Vance Corp.	54	1,751
Franklin Resources, Inc.	203	7,474
Goldman Sachs Group, Inc.	78	14,058
Invesco, Ltd.	36	1,205
Legg Mason, Inc.	10	392
Morgan Stanley	218	6,935
Northern Trust Corp.	24	1,730
Raymond James Financial, Inc.	12	696
SEI Investments Co.	68	3,563
State Street Corp. (c)	62	4,114
T Rowe Price Group, Inc.	132	9,437
TD Ameritrade Holding Corp.	14	486

		66,823

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	16	2,082
Airgas, Inc.	6	830
Albemarle Corp.	9	504

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Ashland, Inc.	8	$822
Celanese Corp. (Series A)	18	1,212
CF Industries Holdings, Inc.	41	1,673
Dow Chemical Co.	146	7,516
E.I. du Pont de Nemours & Co.	82	5,461
Eastman Chemical Co.	20	1,350
Ecolab, Inc.	75	8,578
FMC Corp.	12	470
International Flavors & Fragrances, Inc.	34	4,068
LyondellBasell Industries NV (Class A)	268	23,289
Monsanto Co.	248	24,433
Mosaic Co.	50	1,380
PPG Industries, Inc.	20	1,976
Praxair, Inc.	78	7,987
Sherwin-Williams Co.	55	14,278
Westlake Chemical Corp.	22	1,195

		109,104

COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT Corp.	30	989
Cintas Corp.	8	728
Republic Services, Inc.	390	17,156
Stericycle, Inc. (a)	73	8,804
Tyco International PLC	28	893
Waste Management, Inc.	418	22,309

		50,879

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	1,050	28,513
F5 Networks, Inc. (a)	32	3,103
Harris Corp.	14	1,216
Juniper Networks, Inc.	31	856
Motorola Solutions, Inc.	219	14,990
QUALCOMM, Inc.	936	46,786

		95,464

CONSTRUCTION & ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV	20	780
Fluor Corp.	40	1,889
Jacobs Engineering Group, Inc. (a)	24	1,007
Quanta Services, Inc. (a)	47	951

		4,627

CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	2	273
Vulcan Materials Co.	4	380

		653

CONSUMER FINANCE — 0.5%
Ally Financial, Inc. (a)	146	2,722
American Express Co.	107	7,442
Capital One Financial Corp.	132	9,528
Discover Financial Services	68	3,646
Navient Corp.	152	1,740
Synchrony Financial (a)	101	3,071

		28,149

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	12	752
Ball Corp.	14	1,018
Crown Holdings, Inc. (a)	16	811
International Paper Co.	72	2,715

Packaging Corp. of America	9	568
Sealed Air Corp.	12	535
WestRock Co.	36	1,642

		8,041

DISTRIBUTORS — 0.2%
Genuine Parts Co.	109	9,362
LKQ Corp. (a)	22	652

		10,014

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	123	4,097

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. (Class B) (a)	327	43,177
CME Group, Inc.	89	8,064
Intercontinental Exchange, Inc.	6	1,538
Leucadia National Corp.	60	1,043
McGraw Hill Financial, Inc.	4	394
Moody’s Corp.	6	602
Nasdaq, Inc.	8	465
Voya Financial, Inc.	68	2,510

		57,793

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	1,719	59,151
CenturyLink, Inc.	132	3,321
Frontier Communications Corp.	269	1,256
Level 3 Communications, Inc. (a)	21	1,142
Verizon Communications, Inc.	998	46,127

		110,997

ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	132	7,692
Duke Energy Corp.	455	32,483
Edison International	54	3,197
Entergy Corp.	42	2,871
Eversource Energy	108	5,516
Exelon Corp.	196	5,443
FirstEnergy Corp.	82	2,602
NextEra Energy, Inc.	161	16,726
OGE Energy Corp.	22	578
Pepco Holdings, Inc.	37	962
Pinnacle West Capital Corp.	14	903
PPL Corp.	88	3,003
Southern Co.	652	30,507
Xcel Energy, Inc.	568	20,397

		132,880

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1	234
AMETEK, Inc.	16	858
Eaton Corp. PLC	69	3,591
Emerson Electric Co.	359	17,171
Rockwell Automation, Inc.	66	6,772
Sensata Technologies Holding NV (a)	6	276

		28,902

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	18	940
Arrow Electronics, Inc. (a)	30	1,625
Avnet, Inc.	46	1,971

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CDW Corp.	19	$799
Corning, Inc.	194	3,546
Flextronics International, Ltd. (a)	166	1,861
FLIR Systems, Inc.	12	337
TE Connectivity, Ltd.	191	12,341
Trimble Navigation, Ltd. (a)	16	343

		23,763

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	77	3,554
Cameron International Corp. (a)	24	1,517
Core Laboratories NV	2	217
Ensco PLC (Class A)	99	1,524
FMC Technologies, Inc. (a)	106	3,075
Halliburton Co.	136	4,629
Helmerich & Payne, Inc.	61	3,267
National Oilwell Varco, Inc.	122	4,086
Oceaneering International, Inc.	50	1,876
Schlumberger, Ltd.	172	11,997
Weatherford International PLC (a)	137	1,149

		36,891

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	254	41,021
CVS Health Corp.	204	19,945
Kroger Co.	172	7,195
Rite Aid Corp. (a)	274	2,148
Sysco Corp.	204	8,364
Wal-Mart Stores, Inc.	506	31,018
Walgreens Boots Alliance, Inc.	71	6,046
Whole Foods Market, Inc.	182	6,097

		121,834

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	182	6,676
Bunge, Ltd.	55	3,755
Campbell Soup Co.	200	10,510
ConAgra Foods, Inc.	32	1,349
General Mills, Inc.	532	30,675
Hershey Co.	218	19,461
Hormel Foods Corp.	63	4,982
J.M. Smucker Co.	22	2,714
Kellogg Co.	167	12,069
Keurig Green Mountain, Inc.	60	5,399
Kraft Heinz Co.	33	2,401
McCormick & Co., Inc.	190	16,256
Mead Johnson Nutrition Co.	96	7,579
Mondelez International, Inc. (Class A)	308	13,811
Tyson Foods, Inc. (Class A)	54	2,880

		140,517

GAS UTILITIES — 0.0% (b)
AGL Resources, Inc.	16	1,021

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	540	24,251
Baxter International, Inc.	327	12,475
Becton, Dickinson and Co.	182	28,044
Boston Scientific Corp. (a)	55	1,014
C.R. Bard, Inc.	84	15,913
Cooper Cos., Inc.	4	537
DENTSPLY International, Inc.	12	730

Edwards Lifesciences Corp. (a)	104	8,214
Hologic, Inc. (a)	12	464
Intuitive Surgical, Inc. (a)	5	2,731
Medtronic PLC	313	24,076
ResMed, Inc.	64	3,436
St. Jude Medical, Inc.	124	7,660
Stryker Corp.	176	16,358
Varian Medical Systems, Inc. (a)	194	15,675
Zimmer Biomet Holdings, Inc.	27	2,770

		164,348

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Aetna, Inc.	44	4,757
AmerisourceBergen Corp.	250	25,927
Anthem, Inc.	84	11,713
Cardinal Health, Inc.	181	16,158
Centene Corp. (a)	8	526
Cigna Corp.	41	5,999
DaVita HealthCare Partners, Inc. (a)	215	14,988
Envision Healthcare Holdings, Inc. (a)	17	441
Express Scripts Holding Co. (a)	294	25,699
HCA Holdings, Inc. (a)	36	2,435
Henry Schein, Inc. (a)	182	28,791
Humana, Inc.	27	4,820
Laboratory Corp. of America Holdings (a)	92	11,375
McKesson Corp.	131	25,837
MEDNAX, Inc. (a)	8	573
Patterson Cos., Inc.	180	8,138
Quest Diagnostics, Inc.	78	5,549
UnitedHealth Group, Inc.	289	33,998
Universal Health Services, Inc. (Class B)	10	1,195

		228,919

HEALTH CARE TECHNOLOGY — 0.0% (b)
Cerner Corp. (a)	10	602

HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	29	935
Carnival Corp.	44	2,397
Chipotle Mexican Grill, Inc. (a)	30	14,395
Darden Restaurants, Inc.	16	1,018
Hilton Worldwide Holdings, Inc.	18	385
Las Vegas Sands Corp.	33	1,447
Marriott International, Inc. (Class A)	10	670
McDonald’s Corp.	724	85,533
MGM Resorts International (a)	35	795
Norwegian Cruise Line Holdings, Ltd. (a)	6	352
Royal Caribbean Cruises, Ltd.	12	1,215
Starbucks Corp.	1,005	60,330
Starwood Hotels & Resorts Worldwide, Inc.	81	5,612
Wyndham Worldwide Corp.	10	727
Wynn Resorts, Ltd.	14	969
Yum! Brands, Inc.	223	16,290

		193,070

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc.	36	1,153
Garmin, Ltd.	11	409
Harman International Industries, Inc.	5	471
Jarden Corp. (a)	16	914
Leggett & Platt, Inc.	12	504
Lennar Corp. (Class A)	16	782

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Mohawk Industries, Inc. (a)	4	$758
Newell Rubbermaid, Inc.	14	617
PulteGroup, Inc.	56	998
Toll Brothers, Inc. (a)	16	533
Whirlpool Corp.	10	1,469

		8,608

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	217	18,419
Clorox Co.	141	17,883
Colgate-Palmolive Co.	287	19,120
Kimberly-Clark Corp.	207	26,351
Procter & Gamble Co.	615	48,837

		130,610

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	234	2,240
Calpine Corp. (a)	54	781
NRG Energy, Inc.	160	1,883

		4,904

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	403	60,708
Danaher Corp.	54	5,016
General Electric Co.	976	30,402
Roper Technologies, Inc.	6	1,139

		97,265

INSURANCE — 4.1%
ACE, Ltd.	98	11,451
Aflac, Inc.	73	4,373
Alleghany Corp. (a)	18	8,603
Allstate Corp.	79	4,905
American International Group, Inc.	290	17,971
Aon PLC	22	2,029
Arch Capital Group, Ltd. (a)	266	18,554
Arthur J Gallagher & Co.	14	573
Assurant, Inc.	12	967
Axis Capital Holdings, Ltd.	191	10,738
Chubb Corp.	176	23,345
Cincinnati Financial Corp.	20	1,183
Everest Re Group, Ltd.	77	14,098
FNF Group	30	1,040
Hartford Financial Services Group, Inc.	72	3,129
Lincoln National Corp.	44	2,212
Loews Corp.	56	2,150
Markel Corp. (a)	1	883
Marsh & McLennan Cos., Inc.	425	23,566
MetLife, Inc.	203	9,787
PartnerRe, Ltd.	111	15,511
Principal Financial Group, Inc.	32	1,439
Progressive Corp.	293	9,317
Prudential Financial, Inc.	74	6,024
RenaissanceRe Holdings, Ltd.	102	11,545
Torchmark Corp.	18	1,029
Travelers Cos., Inc.	149	16,816
Unum Group	50	1,665
Willis Group Holdings PLC	114	5,537
WR Berkley Corp.	150	8,213
XL Group PLC	54	2,116

		240,769

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (a)	6	4,055
Expedia, Inc.	6	746
Liberty Interactive Corp. QVC Group (Class A) (a)	46	1,257
Netflix, Inc. (a)	10	1,144
Priceline Group, Inc. (a)	22	28,049
TripAdvisor, Inc. (a)	4	341

		35,592

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	8	421
Alphabet, Inc. (Class C) (a)	83	62,987
Alphabet, Inc. (Class A) (a)	93	72,355
eBay, Inc. (a)	346	9,508
Facebook, Inc. (Class A) (a)	227	23,758
LinkedIn Corp. (Class A) (a)	2	450
Twitter, Inc. (a)	4	93
VeriSign, Inc. (a)	6	524
Yahoo!, Inc. (a)	190	6,319

		176,415

IT SERVICES — 7.0%
Accenture PLC (Class A)	618	64,581
Alliance Data Systems Corp. (a)	2	553
Automatic Data Processing, Inc.	575	48,714
Cognizant Technology Solutions Corp. (Class A) (a)	30	1,801
Fidelity National Information Services, Inc.	186	11,272
Fiserv, Inc. (a)	225	20,578
FleetCor Technologies, Inc. (a)	2	286
Gartner, Inc. (a)	129	11,700
Global Payments, Inc.	7	451
International Business Machines Corp.	251	34,543
MasterCard, Inc. (Class A)	706	68,736
Paychex, Inc.	740	39,139
PayPal Holdings, Inc. (a)	283	10,245
Teradata Corp. (a)	72	1,902
Total System Services, Inc.	12	598
Vantiv, Inc. (Class A) (a)	40	1,897
Visa, Inc. (Class A)	1,147	88,950
Western Union Co.	263	4,710
Xerox Corp.	285	3,029

		413,685

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	10	673
Mattel, Inc.	45	1,223
Polaris Industries, Inc.	38	3,266

		5,162

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	40	1,672
Illumina, Inc. (a)	2	384
Mettler-Toledo International, Inc. (a)	16	5,426
Quintiles Transnational Holdings, Inc. (a)	4	275
Thermo Fisher Scientific, Inc.	71	10,071
Waters Corp. (a)	69	9,286

		27,114

MACHINERY — 1.0%
AGCO Corp.	16	726

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Caterpillar, Inc.	118	$8,019
Cummins, Inc.	92	8,097
Deere & Co.	68	5,186
Dover Corp.	18	1,104
Flowserve Corp.	64	2,693
Illinois Tool Works, Inc.	158	14,643
Ingersoll-Rand PLC	30	1,659
PACCAR, Inc.	51	2,417
Parker-Hannifin Corp.	16	1,552
Pentair PLC	18	892
Snap-on, Inc.	25	4,286
Stanley Black & Decker, Inc.	16	1,708
WABCO Holdings, Inc. (a)	24	2,454
Wabtec Corp.	39	2,774
Xylem, Inc.	16	584

		58,794

MEDIA — 1.2%
Cablevision Systems Corp. (Class A)	20	638
CBS Corp. (Class B)	50	2,356
Charter Communications, Inc. (Class A) (a)	4	732
Comcast Corp. (Class A)	267	15,067
Discovery Communications, Inc. (Class A) (a)	18	480
Discovery Communications, Inc. (Class C) (a)	18	454
DISH Network Corp. (Class A) (a)	16	915
Interpublic Group of Cos., Inc.	46	1,071
Liberty Global PLC (Class A) (a)	32	1,356
Liberty Global PLC (Series C) (a)	34	1,386
Liberty Media Corp. (Class A) (a)	49	1,923
Liberty Media Corp. (Class C) (a)	20	762
News Corp. (Class A)	82	1,096
Omnicom Group, Inc.	121	9,155
Scripps Networks Interactive, Inc. (Class A)	39	2,153
Sirius XM Holdings, Inc. (a)	158	643
TEGNA, Inc.	30	766
Time Warner Cable, Inc.	24	4,454
Time Warner, Inc.	121	7,825
Twenty-First Century Fox, Inc. (Class A)	131	3,558
Twenty-First Century Fox, Inc. (Class B)	34	926
Viacom, Inc. (Class B)	72	2,963
Walt Disney Co.	94	9,877

		70,556

METALS & MINING — 0.5%
Alcoa, Inc.	328	3,238
Freeport-McMoRan, Inc.	538	3,642
Newmont Mining Corp.	1,214	21,840
Nucor Corp.	51	2,055

		30,775

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	12	749
Ameren Corp.	36	1,556
CenterPoint Energy, Inc.	58	1,065
CMS Energy Corp.	34	1,227
Consolidated Edison, Inc.	424	27,250
Dominion Resources, Inc.	322	21,780
DTE Energy Co.	24	1,925
PG&E Corp.	266	14,148
Public Service Enterprise Group, Inc.	72	2,786
SCANA Corp.	18	1,089

Sempra Energy	46	4,324
WEC Energy Group, Inc.	234	12,007

		89,906

MULTILINE RETAIL — 0.9%
Dollar General Corp.	221	15,883
Dollar Tree, Inc. (a)	83	6,409
Kohl’s Corp.	53	2,525
Macy’s, Inc.	83	2,903
Nordstrom, Inc.	102	5,081
Target Corp.	265	19,242

		52,043

OIL, GAS & CONSUMABLE FUELS — 4.3%
Anadarko Petroleum Corp.	79	3,838
Antero Resources Corp. (a)	2	44
Apache Corp.	84	3,735
Cabot Oil & Gas Corp.	131	2,317
Chesapeake Energy Corp.	841	3,784
Chevron Corp.	520	46,779
Cimarex Energy Co.	8	715
Columbia Pipeline Group, Inc.	28	560
Concho Resources, Inc. (a)	8	743
ConocoPhillips	266	12,419
Continental Resources, Inc. (a)	6	138
Devon Energy Corp.	83	2,656
Energen Corp.	10	410
EOG Resources, Inc.	59	4,177
EQT Corp.	10	521
Exxon Mobil Corp.	1,157	90,188
Hess Corp.	77	3,733
HollyFrontier Corp.	42	1,675
Kinder Morgan, Inc.	187	2,790
Marathon Oil Corp.	239	3,009
Marathon Petroleum Corp.	343	17,781
Murphy Oil Corp.	69	1,549
Noble Energy, Inc.	75	2,470
Occidental Petroleum Corp.	209	14,130
ONEOK, Inc.	36	888
Phillips 66	140	11,452
Pioneer Natural Resources Co.	13	1,630
Plains GP Holdings L.P. (Class A)	219	2,070
Range Resources Corp.	14	345
Southwestern Energy Co. (a)	168	1,194
Spectra Energy Corp.	72	1,724
Tesoro Corp.	25	2,634
Valero Energy Corp.	149	10,536
Whiting Petroleum Corp. (a)	74	699
Williams Cos., Inc.	34	874

		254,207

PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co.	6	470
Estee Lauder Cos., Inc. (Class A)	105	9,246

		9,716

PHARMACEUTICALS — 5.3%
Allergan PLC (a)	25	7,812
Bristol-Myers Squibb Co.	313	21,531
Eli Lilly & Co.	676	56,960
Endo International PLC (a)	10	612

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

Jazz Pharmaceuticals PLC (a)	2	$281
Johnson & Johnson	1,466	150,588
Mallinckrodt PLC (a)	7	522
Merck & Co., Inc.	621	32,801
Mylan NV (a)	24	1,298
Perrigo Co. PLC	7	1,013
Pfizer, Inc.	1,285	41,480
Zoetis, Inc.	18	863

		315,761

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	2	208
Equifax, Inc.	19	2,116
IHS, Inc. (Class A) (a)	2	237
ManpowerGroup, Inc.	16	1,349
Nielsen Holdings PLC	62	2,889
Robert Half International, Inc.	68	3,205
Towers Watson & Co. (Class A)	6	771
Verisk Analytics, Inc. (a)	6	461

		11,236

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.0%
American Capital Agency Corp.	790	13,699
American Tower Corp.	152	14,736
Annaly Capital Management, Inc.	2,299	21,565
AvalonBay Communities, Inc.	149	27,435
Boston Properties, Inc.	18	2,296
Brixmor Property Group, Inc.	218	5,629
Camden Property Trust	22	1,689
Crown Castle International Corp.	243	21,007
Digital Realty Trust, Inc.	8	605
Duke Realty Corp.	18	378
Equinix, Inc.	2	605
Equity Residential	218	17,787
Essex Property Trust, Inc.	37	8,858
Extra Space Storage, Inc.	25	2,205
Federal Realty Investment Trust	82	11,980
General Growth Properties, Inc.	166	4,517
HCP, Inc.	288	11,013
Host Hotels & Resorts, Inc.	78	1,197
Iron Mountain, Inc.	12	324
Kimco Realty Corp.	24	635
Liberty Property Trust	12	373
Macerich Co.	30	2,421
Plum Creek Timber Co., Inc.	10	477
Prologis, Inc.	34	1,459
Public Storage	191	47,311
Realty Income Corp.	179	9,242
Regency Centers Corp.	4	272
Simon Property Group, Inc.	89	17,305
SL Green Realty Corp.	8	904
UDR, Inc.	313	11,759
Ventas, Inc.	228	12,866
VEREIT, Inc.	90	713
Vornado Realty Trust	26	2,599
Welltower, Inc.	298	20,273
Weyerhaeuser Co.	40	1,199

		297,333

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (a)	20	691

Jones Lang LaSalle, Inc.	20	3,197
Realogy Holdings Corp. (a)	10	367

		4,255

ROAD & RAIL — 0.7%
CSX Corp.	120	3,114
Hertz Global Holdings, Inc. (a)	70	996
JB Hunt Transport Services, Inc.	42	3,081
Kansas City Southern	6	448
Norfolk Southern Corp.	34	2,876
Union Pacific Corp.	417	32,610

		43,125

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	14	774
Applied Materials, Inc.	86	1,606
Avago Technologies, Ltd.	6	871
Broadcom Corp. (Class A)	238	13,761
Intel Corp.	2,610	89,914
KLA-Tencor Corp.	11	763
Lam Research Corp.	12	953
Linear Technology Corp.	118	5,011
Marvell Technology Group, Ltd.	52	459
Maxim Integrated Products, Inc.	13	494
Microchip Technology, Inc.	12	558
Micron Technology, Inc. (a)	182	2,577
NVIDIA Corp.	35	1,154
Qorvo, Inc. (a)	4	204
Skyworks Solutions, Inc.	88	6,761
Texas Instruments, Inc.	485	26,583
Xilinx, Inc.	114	5,355

		157,798

SOFTWARE — 3.6%
Activision Blizzard, Inc.	32	1,239
Adobe Systems, Inc. (a)	108	10,146
ANSYS, Inc. (a)	46	4,255
Autodesk, Inc. (a)	8	487
CA, Inc.	40	1,142
CDK Global, Inc.	8	380
Citrix Systems, Inc. (a)	10	757
Electronic Arts, Inc. (a)	12	825
FireEye, Inc. (a)	2	41
Intuit, Inc.	127	12,255
Microsoft Corp.	2,598	144,137
Nuance Communications, Inc. (a)	20	398
Oracle Corp.	432	15,781
Red Hat, Inc. (a)	6	497
salesforce.com, Inc. (a)	6	470
Symantec Corp.	70	1,470
Synopsys, Inc. (a)	328	14,960
VMware, Inc. (Class A) (a)	24	1,358

		210,598

SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	6	903
AutoNation, Inc. (a)	12	716
AutoZone, Inc. (a)	32	23,741
Bed Bath & Beyond, Inc. (a)	107	5,163
Best Buy Co., Inc.	91	2,771

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

CarMax, Inc. (a)	20	$1,079
Dick’s Sporting Goods, Inc.	48	1,697
Foot Locker, Inc.	68	4,426
GameStop Corp. (Class A)	66	1,851
Gap, Inc.	172	4,248
Home Depot, Inc.	799	105,668
L Brands, Inc.	54	5,174
Lowe’s Cos., Inc.	533	40,529
O’Reilly Automotive, Inc. (a)	66	16,726
Ross Stores, Inc.	289	15,551
Signet Jewelers, Ltd.	6	742
Staples, Inc.	186	1,762
Tiffany & Co.	59	4,501
TJX Cos., Inc.	705	49,992
Tractor Supply Co.	68	5,814
Ulta Salon Cosmetics & Fragrance, Inc. (a)	52	9,620

		302,674

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	1,356	142,732
EMC Corp.	210	5,393
Hewlett Packard Enterprise Co.	203	3,086
HP, Inc.	1,011	11,970
NetApp, Inc.	28	743
SanDisk Corp.	18	1,368
Seagate Technology PLC	186	6,819
Western Digital Corp.	46	2,762

		174,873

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	39	1,276
Hanesbrands, Inc.	20	589
lululemon athletica, Inc. (a)	48	2,519
Michael Kors Holdings, Ltd. (a)	116	4,647
NIKE, Inc. (Class B)	728	45,500
PVH Corp.	8	589
Ralph Lauren Corp.	28	3,121
Under Armour, Inc. (Class A) (a)	69	5,562
VF Corp.	323	20,107

		83,910

THRIFTS & MORTGAGE FINANCE — 0.0% (b)
New York Community Bancorp, Inc.	82	1,338

TOBACCO — 0.8%
Altria Group, Inc.	414	24,099
Philip Morris International, Inc.	177	15,560
Reynolds American, Inc.	163	7,522

		47,181

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	136	5,552
United Rentals, Inc. (a)	8	580
WW Grainger, Inc.	30	6,078

		12,210

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	89	5,318

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
SBA Communications Corp. (Class A) (a)	170	17,862
Sprint Corp. (a)	158	572

T-Mobile US, Inc. (a)	28	1,095

		19,529

TOTAL COMMON STOCKS (Cost $5,983,324)		5,898,074

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e) (Cost $8,576)	8,576	8,576

TOTAL INVESTMENTS — 99.8% (f) (Cost $5,991,900)		5,906,650
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		11,504

NET ASSETS — 100.0%		$5,918,154

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated issuer (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

NVDR  Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
BANKS — 33.8%
BB&T Corp. Series F 5.20% (a)	89,799	$2,253,955
BB&T Corp. Series G 5.20% (a)	101,302	2,550,784
BB&T Corp. Series E 5.63% (a)	230,599	6,016,328
BB&T Corp. 5.85%	116,405	3,075,420
Fifth Third Bancorp Series I 6.63% (a)	91,199	2,635,651
Goldman Sachs Group, Inc. 6.50% (a)	116,405	3,061,451
HSBC Holdings PLC Series A 6.20% (a)	105,284	2,692,112
HSBC Holdings PLC Series 2 8.00%	275,831	7,190,914
HSBC Holdings PLC 8.13% (a)	159,742	4,263,514
HSBC USA, Inc. Series F 3.50%	37,131	819,852
HSBC USA, Inc. Series G 4.00% (a)	26,864	644,736
HSBC USA, Inc. Series H 6.50% (a)	27,147	706,636
ING Groep NV 6.13% (a)	113,778	2,905,890
ING Groep NV 6.20%	81,187	2,070,269
ING Groep NV 6.38% (a)	169,887	4,379,687
ING Groep NV 7.05% (a)	130,068	3,373,964
ING Groep NV 7.20% (a)	178,759	4,645,946
JPMorgan Chase & Co. Series P 5.45% (a)	75,486	1,905,267
JPMorgan Chase & Co. Series O 5.50% (a)	105,537	2,669,981
JPMorgan Chase & Co. Series AA 6.10% (a)	119,645	3,096,413
JPMorgan Chase & Co. Series Y 6.13% (a)	120,041	3,135,471
JPMorgan Chase & Co. Series BB 6.15% (a)	97,331	2,520,873
JPMorgan Chase & Co. Series W 6.30% (a)	73,845	1,939,170
JPMorgan Chase & Co. Series T 6.70% (a)	77,618	2,132,943
PNC Financial Services Group, Inc. Series Q 5.38%	97,305	2,486,143
PNC Financial Services Group, Inc. Series P 6.13% (a)	301,097	8,593,308
SunTrust Banks, Inc. Series E 5.88% (a)	89,799	2,324,896
US Bancorp Series B* 3.50% (a)	180,692	3,949,927
US Bancorp Series H 5.15% (a)	91,496	2,374,321
US Bancorp Series G 6.00% (a)	196,029	5,257,498
US Bancorp Series F 6.50%	198,754	5,704,240
Wells Fargo & Co. Series O 5.13% (a)	48,645	1,227,800
Wells Fargo & Co. 5.20% (a)	56,130	1,424,579
Wells Fargo & Co. Series P 5.25% (a)	46,773	1,208,147
Wells Fargo & Co. 5.85%	127,894	3,340,591
Wells Fargo & Co. Series T 6.00% (a)	59,877	1,601,111
Wells Fargo & Co. 6.00% (a)	74,105	1,954,890
Wells Fargo & Co. 6.63%	62,869	1,806,226
Wells Fargo & Co. Series J 8.00%	159,434	4,476,907

		118,417,811

COMMERCIAL, SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70% (a)	84,805	2,286,343

DIVERSIFIED FINANCIALS — 18.5%
Bank of New York Mellon Corp. 5.20% (a)	117,898	3,032,337

Capital One Financial Corp. Series B 6.00% (a)	175,297	4,541,945
Capital One Financial Corp. 6.20%	100,746	2,647,605
Capital One Financial Corp. Series C 6.25%	101,302	2,672,347
Capital One Financial Corp. Series D 6.70% (a)	101,302	2,790,870
Charles Schwab Corp Series C 6.00% (a)	121,497	3,271,914
Charles Schwab Corp. Series B 6.00% (a)	98,298	2,629,472
General Electric Capital Corp. 4.70% (a)	146,619	3,734,386
General Electric Capital Corp. 4.88% (a)	166,800	4,283,424
General Electric Capital Corp. 4.88% (a)	128,006	3,287,194
HSBC Finance Corp. Series B 6.36% (a)	41,859	1,074,521
KKR Financial Holdings LLC 8.38% (a)	51,753	1,369,902
Morgan Stanley Capital Trust III 6.25%	176,302	4,492,175
Morgan Stanley Capital Trust IV 6.25% (a)	125,496	3,183,834
Morgan Stanley Capital Trust V 5.75% (a)	101,302	2,550,784
Morgan Stanley Capital Trust VIII Series VIII 6.45%	166,800	4,221,708
Northern Trust Corp. Series C 5.85%	79,797	2,135,368
Raymond James Financial, Inc. 6.90% (a)	69,799	1,860,839
State Street Corp. Series C 5.25% (b)	101,302	2,654,113
State Street Corp. Series D 5.90% (a) (b)	151,699	4,199,028
State Street Corp. 6.00% (a) (b)	151,699	4,030,642

		64,664,408

ELECTRIC UTILITIES — 8.4%
BGE Capital Trust II 6.20% (a)	49,995	1,296,870
Duke Energy Corp. 5.13% (a)	101,302	2,599,409
FPL Group Capital Trust I 5.88%	59,703	1,560,637
NextEra Energy Capital Holdings, Inc. 5.00% (a)	89,799	2,224,321
NextEra Energy Capital Holdings, Inc. Series I 5.13% (a)	101,302	2,527,485
NextEra Energy Capital Holdings, Inc. Series H 5.63% (a)	69,699	1,770,355
NextEra Energy Capital Holdings, Inc. Series G 5.70%	79,797	2,042,803
PPL Capital Funding, Inc. Series B 5.90% (a)	89,799	2,316,814
SCE Trust I 5.63% (a)	94,898	2,401,869
SCE Trust II 5.10% (a)	79,697	1,957,358
SCE Trust III 5.75%	55,299	1,479,248
SCE Trust IV Series J 5.38% (a)	65,670	1,783,597
Southern Co. 6.25% (a)	200,467	5,390,558

		29,351,324

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY — 0.4%
Tennessee Valley Authority Series D 3.55%	54,683	$1,367,622

INSURANCE — 17.3%
Aegon NV Series 1 4.00% (a)	49,995	1,211,379
Aegon NV 6.38% (a)	200,507	5,173,081
Aegon NV 6.50% (a)	101,302	2,619,670
Aegon NV 8.00% (a)	106,294	2,927,337
Aflac, Inc. 5.50% (a)	101,302	2,617,644
Allstate Corp 5.63% (a)	57,493	1,491,943
Allstate Corp Series F 6.25% (a)	50,654	1,358,540
Allstate Corp Series E 6.63% (a)	151,100	4,203,602
Allstate Corp Series C 6.75% (a)	76,807	2,123,713
Allstate Corp. 5.10%	101,302	2,501,146
Arch Capital Group, Ltd. Series C 6.75% (a)	64,696	1,737,088
Aspen Insurance Holdings, Ltd. 5.95% (a)	54,999	1,418,424
Aviva PLC 8.25% (a)	79,797	2,112,227
Axis Capital Holdings, Ltd. Series C 6.88%	79,797	2,140,155
Hartford Financial Services Group, Inc. 7.88% (a)	121,397	3,836,145
MetLife, Inc. Series A 4.00% (a)	121,497	3,039,855
PartnerRe, Ltd. Series F 5.88% (a)	49,995	1,299,870
PartnerRe, Ltd. Series E 7.25% (a)	74,550	2,129,893
Protective Life Corp. 6.25%	57,493	1,509,191
Prudential Financial, Inc. 5.70% (a)	143,604	3,710,727
Prudential Financial, Inc. 5.75% (a)	116,405	2,998,593
Prudential PLC 6.50%	59,703	1,592,279
Prudential PLC 6.75% (a)	49,995	1,323,868
Reinsurance Group of America, Inc. 6.20%	79,797	2,317,305
RenaissanceRe Holdings, Ltd. Series E 5.38% (a)	54,999	1,371,675
WR Berkley Corp. 5.63% (a)	69,699	1,771,749

		60,537,099

MACHINERY — 1.1%
Stanley Black & Decker, Inc. 5.75% (a)	151,699	3,930,521

MEDIA — 0.4%
Comcast Corp. 5.00% (a)	57,493	1,475,270

MULTI-UTILITIES — 0.4%
DTE Energy Co. 6.50% (a)	56,007	1,485,866

REAL ESTATE — 12.8%
Digital Realty Trust, Inc. Series G 5.88% (a)	50,607	1,262,139
Digital Realty Trust, Inc. Series I 6.35%	50,667	1,301,129
Digital Realty Trust, Inc. Series E 7.00% (a)	57,493	1,485,044
Digital Realty Trust, Inc. Series H 7.38% (a)	72,808	1,958,535
Hospitality Properties Trust Series D 7.13%	57,706	1,491,700
Kimco Realty Corp. Series I 6.00% (a)	79,797	2,064,348
National Retail Properties, Inc. Series E 5.70% (a)	57,493	1,426,401

National Retail Properties, Inc. Series D 6.63%	57,493	1,498,268
PS Business Parks, Inc. Series T 6.00% (a)	69,699	1,780,112
Public Storage Series W 5.20% (a)	92,923	2,322,146
Public Storage Series V 5.38% (a)	91,969	2,340,611
Public Storage Series U 5.63% (a)	53,751	1,374,413
Public Storage Series T 5.75% (a)	85,951	2,213,238
Public Storage Series S 5.90% (a)	85,474	2,212,067
Public Storage Series Z 6.00% (a)	53,751	1,445,902
Public Storage Series R 6.35%	90,523	2,338,209
Public Storage Series Y 6.38% (a)	53,317	1,470,483
Public Storage Series Q 6.50%	69,643	1,769,629
Realty Income Corp. Series F 6.63% (a)	81,558	2,160,471
Regency Centers Corp. Series 6 6.63% (a)	50,607	1,338,555
Senior Housing Properties Trust 5.63%	69,699	1,768,961
Ventas Realty L.P. / Ventas Capital Corp. 5.45%	51,753	1,351,271
Vornado Realty Trust Series L 5.40% (a)	60,003	1,458,073
Vornado Realty Trust Series K 5.70% (a)	60,303	1,523,254
Vornado Realty Trust Series I 6.63% (a)	53,997	1,375,304
Wells Fargo Real Estate Investment Corp. Series A 6.38% (a)	20,590	538,840
Welltower, Inc. 6.50%	57,131	1,476,265

		44,745,368

TELECOMMUNICATION SERVICES — 5.8%
Qwest Corp. 6.13% (a)	137,939	3,426,405
Qwest Corp. 6.63%	73,109	1,840,885
Qwest Corp. 6.88% (a)	88,991	2,291,518
Qwest Corp. 7.00% (a)	93,493	2,400,900
Qwest Corp. 7.00% (a)	71,212	1,850,088
Qwest Corp. 7.38%	117,739	2,994,103
Qwest Corp. 7.50% (a)	102,384	2,627,173
Verizon Communications, Inc. 5.90% (a)	101,302	2,797,961

		20,229,033

TOTAL PREFERRED STOCKS (Cost $342,168,688)		348,490,665

SHORT-TERM INVESTMENTS — 15.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	1,010,248	1,010,248
State Street Navigator Securities Lending Prime Portfolio (d) (e)	52,484,588	52,484,588

TOTAL SHORT-TERM INVESTMENTS (Cost $53,494,836)		53,494,836

TOTAL INVESTMENTS — 114.8% (f) (Cost $395,663,524)		401,985,501
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(51,780,076)

NET ASSETS — 100.0%		$350,205,425

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Affiliated issuer (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Investments of cash collateral for securities loaned
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (Unaudited)

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$248,018,616	$80,830,162	$93,003,301
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	11,624,718	4,851,511	21,852,608

Total Investments	259,643,334	85,681,673	114,855,909
Cash	3,549	586	3,858
Foreign currency, at value	—	—	1
Receivable for investments sold	189,638	66,834	8,955
Receivable for foreign taxes recoverable	—	46	—
Dividends receivable — unaffiliated issuers	340,619	109,249	146,819
Dividends receivable — affiliated issuers	240	39	119

TOTAL ASSETS	260,177,380	85,858,427	115,015,661

LIABILITIES
Payable upon return of securities loaned	10,660,612	4,637,374	21,717,045
Payable for investments purchased	—	29	—
Accrued advisory fee (Note 3)	21,317	6,912	8,958
Accrued trustees’ fees and expenses (Note 3)	269	8	9

TOTAL LIABILITIES	10,682,198	4,644,323	21,726,012

NET ASSETS	$249,495,182	$81,214,104	$93,289,649

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$222,958,705	$69,610,812	$104,772,528
Undistributed (distribution in excess of) net investment income	182,553	(64,032)	(123,831)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(794,436)	(599,671)	(20,504)
Net unrealized appreciation (depreciation) on:
Investments	27,148,360	12,266,995	(11,338,544)

NET ASSETS	$249,495,182	$81,214,104	$93,289,649

NET ASSET VALUE PER SHARE
Net asset value per share	$151.21	$95.55	$66.64

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,650,036	850,000	1,400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$220,907,482	$68,573,816	$104,341,845
Affiliated issuers	11,587,492	4,840,862	21,852,608

Total cost of investments	$232,494,974	$73,414,678	$126,194,453

Foreign currency, at cost	$—	$—	$1

* Includes investments in securities on loan, at value	$14,179,677	$6,782,966	$21,419,689

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF

$328,111,124	$331,338,655	$332,619,808	$9,088,933	$599,183,516	$219,137,523	$4,347,864
54,504	300,017	119,554	106,884	12,679,229	8,609,081	19,676

328,165,628	331,638,672	332,739,362	9,195,817	611,862,745	227,746,604	4,367,540
8,883	398,716	9,110	—	1,071,602	3,010	237
—	—	—	—	—	—	—
—	—	—	—	—	3,667	—
—	—	—	—	—	—	—
616,089	351,936	460,108	8,091	679,109	346,337	11,621
42	80	32	10	243	160	5

328,790,642	332,389,404	333,208,612	9,203,918	613,613,699	228,099,778	4,379,403

—	—	—	—	12,639,819	7,436,373	—
—	401,878	—	—	9,795	—	—
50,553	50,976	51,106	2,797	75,965	28,243	508
1	—	1	2	67	31	4

50,554	452,854	51,107	2,799	12,725,646	7,464,647	512

$328,740,088	$331,936,550	$333,157,505	$9,201,119	$600,888,053	$220,635,131	$4,378,891

$335,428,454	$334,670,867	$335,518,801	$10,336,932	$534,845,625	$220,916,578	$4,565,967
(30,812)	(25,252)	(8,117)	(5,756)	(353,115)	(134,120)	(2,864)

(10,666)	(2,577,416)	(8,305)	(144,830)	(41,967,088)	(217,722)	(634)

(6,646,888)	(131,649)	(2,344,874)	(985,227)	108,362,631	70,395	(183,578)

$328,740,088	$331,936,550	$333,157,505	$9,201,119	$600,888,053	$220,635,131	$4,378,891

$58.18	$58.75	$58.97	$46.01	$100.15	$95.90	$29.19

5,650,000	5,650,000	5,650,000	200,000	6,000,027	2,300,716	150,000

$334,758,012	$331,466,901	$334,964,682	$10,059,497	$490,820,885	$218,991,457	$4,531,442
54,504	303,420	119,554	121,547	12,679,229	8,684,752	19,676

$334,812,516	$331,770,321	$335,084,236	$10,181,044	$503,500,114	$227,676,209	$4,551,118

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$15,311,764	$9,166,397	$—

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR S&P 500 Fossil Fuel Free ETF	SPDR Russell Small Cap Completeness ETF	SPDR S&P 400 Mid Cap Growth ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$58,890,970	$72,377,421	$316,755,294
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	123,227	9,755,383	18,637,124

Total Investments	59,014,197	82,132,804	335,392,418
Cash	57,369	2,169	20,683
Foreign currency, at value	—	—	—
Receivable for investments sold	—	1,430	—
Receivable for fund shares sold	—	—	—
Receivable for foreign taxes recoverable	—	—	—
Dividends receivable — unaffiliated issuers	58,120	109,561	236,404
Dividends receivable — affiliated issuers	5	179	391
Due from Investment Adviser	1,693	—	—

TOTAL ASSETS	59,131,384	82,246,143	335,649,896

LIABILITIES
Payable upon return of securities loaned	—	9,399,203	18,283,664
Payable for investments purchased	—	—	268,930
Payable for fund shares repurchased	—	—	—
Accrued advisory fee (Note 3)	8,467	6,396	41,571
Accrued trustees’ fees and expenses (Note 3)	6	12	27

TOTAL LIABILITIES	8,473	9,405,611	18,594,192

NET ASSETS	$59,122,911	$72,840,532	$317,055,704

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$59,282,812	$66,345,378	$308,349,005
Undistributed (distribution in excess of) net investment income	8,949	(21,938)	(24,394)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,629)	(185,752)	(13,230,087)
Net unrealized appreciation (depreciation) on:
Investments	(144,221)	6,702,844	21,961,180
Foreign currency	—	—	—

NET ASSETS	$59,122,911	$72,840,532	$317,055,704

NET ASSET VALUE PER SHARE
Net asset value per share	$49.27	$76.67	$117.43

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	950,000	2,700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$59,031,676	$65,674,577	$294,794,114
Affiliated issuers	126,742	9,755,383	18,637,124

Total cost of investments	$59,158,418	$75,429,960	$313,431,238

Foreign currency, at cost	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$11,125,348	$22,129,164

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$155,170,149	$404,154,948	$602,747,454	$416,873,563	$93,522,140	$3,203,779,201	$2,648,515,475
12,387,266	71,605,994	93,341,120	75,584,998	5,160,652	122,681,047	145,345,441

167,557,415	475,760,942	696,088,574	492,458,561	98,682,792	3,326,460,248	2,793,860,916
10,860	156	—	1,430	—	—	—
—	—	—	—	66,073	—	—
181,867	455,631	—	977,999	3,300,775	—	—
—	—	—	—	—	1,075	—
—	—	—	—	66,769	—	—
196,373	540,132	831,244	541,249	123,933	15,121,210	4,699,630
230	635	1,593	1,103	8	3,275	1,958
—	—	—	—	—	—	—

167,946,745	476,757,496	696,921,411	493,980,342	102,240,350	3,341,585,808	2,798,562,504

12,227,589	71,000,975	92,135,199	74,616,871	5,061,928	111,987,315	140,734,195
—	419,938	785,339	1,102,372	71,447	6,535,321	—
—	—	—	—	3,234,403	—	4,959
19,759	52,729	80,057	54,252	43,029	660,285	848,528
15	50	58	44	15	406	347

12,247,363	71,473,692	93,000,653	75,773,539	8,410,822	119,183,327	141,588,029

$155,699,382	$405,283,804	$603,920,758	$418,206,803	$93,829,528	$3,222,402,481	$2,656,974,475

$166,925,355	$390,231,808	$576,624,220	$429,732,765	$126,195,778	$2,962,129,318	$3,409,419,943
(142,826)	(126,995)	(331,741)	(245,624)	6,552	74,678	(786,087)

(2,350,188)	(247,749)	(38,384,008)	7,458,899	(32,043,835)	(329,160,745)	(850,156,805)

(8,732,959)	15,426,740	66,012,287	(18,739,237)	(317,152)	589,359,230	98,497,424
—	—	—	—	(11,815)	—	—

$155,699,382	$405,283,804	$603,920,758	$418,206,803	$93,829,528	$3,222,402,481	$2,656,974,475

$75.95	$98.85	$172.55	$92.91	$64.69	$91.59	$33.85

2,050,000	4,100,023	3,500,007	4,501,051	1,450,464	35,181,617	78,502,118

$163,903,108	$388,728,208	$536,735,167	$435,612,800	$93,839,292	$2,614,419,971	$2,550,018,051
12,387,266	71,605,994	93,341,120	75,584,998	5,160,652	122,681,047	145,345,441

$176,290,374	$460,334,202	$630,076,287	$511,197,798	$98,999,944	$2,737,101,018	$2,695,363,492

$—	$—	$—	$—	$70,825	$—	$—

$13,002,068	$74,166,998	$97,280,416	$74,871,474	$6,432,430	$109,380,947	$173,318,107

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$109,078,032	$547,256,450	$2,568,550,284
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	11,552,970	36,497,400	125,748,996

Total Investments	120,631,002	583,753,850	2,694,299,280
Cash	—	27,723	145,750
Foreign currency, at value	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Receivable for foreign taxes recoverable	—	—	—
Dividends receivable — unaffiliated issuers	150,990	638,035	4,597,708
Dividends receivable — affiliated issuers	117	378	2,360
Receivable from Adviser	—	—	—

TOTAL ASSETS	120,782,109	584,419,986	2,699,045,098

LIABILITIES
Payable upon return of securities loaned	8,109,380	35,211,617	123,139,876
Payable for fund shares repurchased	—	—	13,031
Accrued advisory fee (Note 3)	34,488	182,886	828,025
Accrued trustees’ fees and expenses (Note 3)	25	42	276

TOTAL LIABILITIES	8,143,893	35,394,545	123,981,208

NET ASSETS	$112,638,216	$549,025,441	$2,575,063,890

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$223,353,047	$603,106,300	$3,212,466,039
Undistributed (distribution in excess of) net investment income	(14,067)	(482,424)	(2,035,851)
Accumulated net realized gain (loss) on investments	(101,646,567)	(49,660,825)	(571,065,790)
Net unrealized appreciation (depreciation) on:
Investments	(9,054,197)	(3,937,610)	(64,300,508)

NET ASSETS	$112,638,216	$549,025,441	$2,575,063,890

NET ASSET VALUE PER SHARE
Net asset value per share	$43.32	$69.50	$41.94

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,600,000	7,900,000	61,402,585

COST OF INVESTMENTS:
Unaffiliated issuers	$117,937,640	$551,194,060	$2,632,850,792
Affiliated issuers	11,747,559	36,497,400	125,748,996

Total cost of investments	$129,685,199	$587,691,460	$2,758,599,788

Foreign currency, at cost	$—	$—	$—

* Includes investments in securities on loan, at value	$7,889,500	$36,886,271	$136,200,319

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$473,179,709	$12,794,591,951	$166,373,452	$2,209,324,870	$50,889,038	$191,663,441	$1,674,101,369
47,775,986	762,808,849	11,066,284	491,321,731	10,499,098	18,675,814	101,023,708

520,955,695	13,557,400,800	177,439,736	2,700,646,601	61,388,136	210,339,255	1,775,125,077
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	1	—	—	—	—	—
—	—	—	3,415	—	—	5,252
9,666	—	—	—	—	—	—
302,255	25,342,441	8,593	1,172,162	26,935	69,189	1,197,365
146	24,699	146	904	162	105	725
512,060	—	—	—	—	—	—

521,779,822	13,582,767,941	177,448,475	2,701,823,082	61,415,233	210,408,549	1,776,328,419

47,514,068	758,145,367	10,956,218	490,035,186	10,480,667	18,276,946	99,922,959
—	9,960	—	—	—	624	—
140,300	3,830,460	49,656	644,529	15,699	55,378	536,968
39	1,830	12	219	5	17	228

47,654,407	761,987,617	11,005,886	490,679,934	10,496,371	18,332,965	100,460,155

$474,125,415	$12,820,780,324	$166,442,589	$2,211,143,148	$50,918,862	$192,075,584	$1,675,868,264

$409,448,150	$10,678,589,465	$174,549,379	$2,950,001,588	$40,944,980	$204,726,817	$2,352,166,701
(148,000)	(5,896,102)	(72,903)	(456,257)	(26,400)	32,597	30,642
(4,977,080)	(7,746,548)	(3,095,777)	(372,809,465)	99,587	(2,835,740)	(562,068,883)

69,802,345	2,155,833,509	(4,938,110)	(365,592,718)	9,900,695	(9,848,090)	(114,260,196)

$474,125,415	$12,820,780,324	$166,442,589	$2,211,143,148	$50,918,862	$192,075,584	$1,675,868,264

$53.88	$73.55	$52.84	$70.20	$44.28	$57.34	$34.17

8,800,012	174,303,658	3,150,000	31,500,000	1,150,000	3,350,000	49,050,016

$403,377,364	$10,638,758,442	$171,311,562	$2,574,917,588	$40,988,343	$201,511,531	$1,788,361,565
47,775,986	762,808,849	11,066,284	491,321,731	10,499,098	18,675,814	101,023,708

$451,153,350	$11,401,567,291	$182,377,846	$3,066,239,319	$51,487,441	$220,187,345	$1,889,385,273

$—	$—	$—	$—	$—	$—	$—

$46,160,020	$1,038,820,229	$13,069,238	$497,226,373	$11,508,960	$18,042,965	$120,761,857

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil &Gas Equipment & Services ETF	SPDR S&P Oil & Gas Exploration & Production ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$233,665,203	$176,997,080	$1,766,352,735
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	51,011,793	35,743,246	153,317,498

Total Investments	284,676,996	212,740,326	1,919,670,233
Cash	—	—	160,611
Receivable for investments sold	12,565,930	1	—
Receivable for foreign taxes recoverable	—	—	—
Dividends receivable — unaffiliated issuers	471,968	98,054	1,173,828
Dividends receivable — affiliated issuers	185	90	1,014

TOTAL ASSETS	297,715,079	212,838,471	1,921,005,686

LIABILITIES
Payable upon return of securities loaned	50,725,823	35,485,455	152,118,216
Payable for investments purchased	6,807,736	—	48,116
Payable for fund shares repurchased	62,407	22	11,581
Due to custodian	6,010,823	—	—
Accrued advisory fee (Note 3)	72,192	54,997	463,555
Accrued trustees’ fees and expenses (Note 3)	661	34	185

TOTAL LIABILITIES	63,679,642	35,540,508	152,641,653

NET ASSETS	$234,035,437	$177,297,963	$1,768,364,033

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,585,619,789	$496,561,276	$3,678,797,668
Undistributed (distribution in excess of) net investment income	(515,019)	(64,932)	(1,247,892)
Accumulated net realized gain (loss) on investments	(1,170,117,805)	(212,005,969)	(1,268,443,519)
Net unrealized appreciation (depreciation) on:
Investments	(180,951,528)	(107,192,412)	(640,742,224)

NET ASSETS	$234,035,437	$177,297,963	$1,768,364,033

NET ASSET VALUE PER SHARE
Net asset value per share	$14.95	$17.55	$30.23

Shares outstanding (unlimited amount authorized, $0.01 par value)	15,650,230	10,100,000	58,500,000

COST OF INVESTMENTS:
Unaffiliated issuers	$414,616,731	$284,189,492	$2,407,094,959
Affiliated issuers	51,011,793	35,743,246	153,317,498

Total cost of investments	$465,628,524	$319,932,738	$2,560,412,457

* Includes investments in securities on loan, at value	$54,533,239	$41,013,084	$157,210,122

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF

$667,519,420	$648,239,657	$235,720,898	$50,186,125	$22,319,647	$186,173,423	$3,822,408
96,733,704	67,610,479	26,115,101	10,931,391	4,724,072	26,504,504	768,525

764,253,124	715,850,136	261,835,999	61,117,516	27,043,719	212,677,927	4,590,933
—	—	270,923	—	—	—	47
—	—	69,423	—	—	8,698,627	1,784
—	—	—	—	—	—	7
400,899	619,638	29,803	27,683	24,072	115,442	5,541
1,350	256	123	44	11	113	10

764,655,373	716,470,030	262,206,271	61,145,243	27,067,802	221,492,109	4,598,322

96,186,672	67,124,534	26,115,101	10,871,197	4,679,655	26,361,069	759,542
—	—	—	—	—	—	—
59	12,885	—	—	—	8,700,022	—
—	—	—	—	—	—	—
204,520	195,972	66,697	15,142	6,694	69,316	405
144	141	24	4	7	239	1

96,391,395	67,333,532	26,181,822	10,886,343	4,686,356	35,130,646	759,948

$668,263,978	$649,136,498	$236,024,449	$50,258,900	$22,381,446	$186,361,463	$3,838,374

$702,427,771	$1,040,157,642	$287,753,469	$46,998,797	$29,219,990	$246,120,338	$4,003,786
(224,710)	61,682	(115,021)	(457)	38,842	44,063	(2,216)
(45,863,138)	(224,234,046)	(42,075,831)	85,768	(4,477,204)	(10,118,674)	(14,167)

11,924,055	(166,848,780)	(9,538,168)	3,174,792	(2,400,182)	(49,684,264)	(149,029)

$668,263,978	$649,136,498	$236,024,449	$50,258,900	$22,381,446	$186,361,463	$3,838,374

$51.21	$43.28	$43.71	$50.26	$55.95	$42.84	$76.77

13,050,270	15,000,226	5,400,000	1,000,000	400,000	4,350,000	50,000

$655,595,365	$815,088,437	$245,259,066	$47,011,333	$24,719,829	$235,857,687	$3,971,095
96,733,704	67,610,479	26,115,101	10,931,391	4,724,072	26,504,504	768,867

$752,329,069	$882,698,916	$271,374,167	$57,942,724	$29,443,901	$262,362,191	$4,739,962

$109,304,560	$74,425,906	$26,077,205	$11,478,611	$5,158,443	$27,591,245	$814,622

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR Russell 1000 Low Volatility ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$13,163,315	$33,091,134
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	2,638,171	5,902,996

Total Investments	15,801,486	38,994,130
Cash	28	—
Receivable for investments sold	20,315	—
Receivable for fund shares sold	—	—
Dividends receivable — unaffiliated issuers	16,881	75,823
Dividends receivable — affiliated issuers	10	29

TOTAL ASSETS	15,838,720	39,069,982

LIABILITIES
Payable upon return of securities loaned	2,611,245	5,837,620
Payable for investments purchased	—	—
Accrued advisory fee (Note 3)	1,354	3,405
Accrued trustees’ fees and expenses (Note 3)	2	2

TOTAL LIABILITIES	2,612,601	5,841,027

NET ASSETS	$13,226,119	$33,228,955

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$12,556,259	$31,829,663
Undistributed (distribution in excess of) net investment income	17,409	(59,051)
Accumulated net realized gain (loss) on investments	(660,644)	(202,701)
Net unrealized appreciation (depreciation) on:
Investments	1,313,095	1,661,044

NET ASSETS	$13,226,119	$33,228,955

NET ASSET VALUE PER SHARE
Net asset value per share	$88.17	$73.84

Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	450,000

COST OF INVESTMENTS:
Unaffiliated issuers	$11,849,970	$31,430,090
Affiliated issuers	2,638,421	5,902,996

Total cost of investments	$14,488,391	$37,333,086

* Includes investments in securities on loan, at value	$2,788,193	$7,647,133

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF	SPDR MSCI USA Quality Mix ETF	SPDR Wells Fargo Preferred Stock ETF

$36,810,991	$5,893,960	$337,606,882
7,105,551	12,690	64,378,619

43,916,542	5,906,650	401,985,501
—	22	29,208
—	4,698	514,116
—	—	128
144,115	7,552	1,145,964
31	4	576

44,060,688	5,918,926	403,675,493

6,981,657	—	52,484,588
79,045	—	855,273
3,721	758	130,170
3	14	37

7,064,426	772	53,470,068

$36,996,262	$5,918,154	$350,205,425

$37,498,088	$6,000,000	$360,781,354
74,338	(223)	(817,700)
(362,830)	3,627	(16,080,206)

(213,334)	(85,250)	6,321,977

$36,996,262	$5,918,154	$350,205,425

$73.99	$59.18	$44.61

500,000	100,000	7,850,000

$37,024,325	$5,978,579	$331,838,324
7,105,551	13,321	63,825,200

$44,129,876	$5,991,900	$395,663,524

$8,484,608	$—	$51,253,362

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,582,096	$817,829	$567,597
Dividend income on securities of affiliated issuers (Notes 2 and 3)	4,011	1,194	299
Affiliated securities lending — net (Notes 3 and 8)	37,967	8,658	70,197
Foreign taxes withheld	(583)	(170)	(233)

TOTAL INVESTMENT INCOME (LOSS)	2,623,491	827,511	637,860

EXPENSES
Advisory fee (Note 3)	124,720	38,622	41,164
Trustees’ fees and expenses (Note 3)	2,102	583	516
Miscellaneous expenses	2,693	520	—

TOTAL EXPENSES	129,515	39,725	41,680

NET INVESTMENT INCOME	2,493,976	787,786	596,180

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	752,878	103,863	5,367,901
Investments in securities of affiliated issuers (Note 3)	—	—	—
Foreign currency transactions	(2)	—	(5)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,536,774)	(1,728,067)	(12,420,728)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(5,783,898)	(1,624,204)	(7,052,832)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,289,922)	$(836,418)	$(6,456,652)

(1)	For the period December 2, 2015 (inception date) through December 31, 2015.
(2)	For the period October 21, 2015 (inception date) through December 31, 2015.

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF (1)	SPDR Russell 1000 Momentum Focus ETF (1)	SPDR Russell 1000 Low Volatility Focus ETF (1)	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF (2)

$985,385	$608,543	$747,545	$119,120	$5,044,277	$2,938,686	$47,848
42	80	32	1,178	831	7,469	5
—	—	—	—	14,310	13,091	—
—	(49)	—	—	—	—	—

985,427	608,574	747,577	120,298	5,059,418	2,959,246	47,853

50,553	50,973	51,106	21,241	426,112	165,409	1,026
22	22	22	109	4,295	1,696	17
—	—	—	—	9,157	371	—

50,575	50,995	51,128	21,350	439,564	167,476	1,043

934,852	557,579	696,449	98,948	4,619,854	2,791,770	46,810

(10,666)	(2,577,416)	(8,305)	(471,546)	(4,363,338)	817,854	63,555
—	—	—	(4,345)	—	(5,795)	—
—	—	—	—	—	—	—

(6,646,888)	(131,649)	(2,344,874)	(761,820)	12,588,421	(9,770,901)	(183,578)

(6,657,554)	(2,709,065)	(2,353,179)	(1,237,711)	8,225,083	(8,958,842)	(120,023)

$(5,722,702)	$(2,151,486)	$(1,656,730)	$(1,138,763)	$12,844,937	$(6,167,072)	$(73,213)

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR S&P 500 Fossil Fuel Free ETF (1)	SPDR Russell Small Cap Completeness ETF	SPDR S&P 400 Mid Cap Growth ETF
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$71,220	$645,181	$2,079,634
Dividend income on securities of affiliated issuers (Notes 2 and 3)	486	300	601
Affiliated securities lending — net (Notes 3 and 8)	—	57,838	21,159
Foreign taxes withheld	—	(920)	—

TOTAL INVESTMENT INCOME (LOSS)	71,706	702,399	2,101,394

EXPENSES
Advisory fee (Note 3)	8,467	41,398	208,900
Trustees’ fees and expenses (Note 3)	8	704	1,946
Miscellaneous expenses	—	369	—

TOTAL EXPENSES BEFORE WAIVERS	8,475	42,471	210,846

Expenses waived by Adviser (Note 3)	(1,693)	—	—

NET EXPENSES	6,782	—	—

NET INVESTMENT INCOME	64,924	659,928	1,890,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(24,629)	5,093,422	(7,750,670)
Foreign currency transactions	—	(2)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(144,221)	(12,451,002)	(7,440,399)
Foreign currency translations	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(168,850)	(7,357,582)	(15,191,069)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(103,926)	$(6,697,654)	$(13,300,521)

(1)	For the period November 30, 2015 (inception date) through December 31, 2015.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$1,541,093	$3,132,198	$4,179,674	$3,415,635	$1,149,034	$62,289,032	$30,049,530
419	952	2,100	1,430	45	6,599	5,900
34,928	156,602	273,828	125,212	20,913	99,683	208,653
—	(787)	—	(1,881)	(34,387)	—	(44,484)

1,576,440	3,288,965	4,455,602	3,540,396	1,135,605	62,395,314	30,219,599

104,345	303,251	445,286	299,308	255,044	3,773,956	5,195,714
975	3,098	4,476	2,974	802	22,769	23,794
368	—	—	—	211	—	6,126

105,688	306,349	449,762	302,282	256,057	3,796,725	5,225,634

—	—	—	—	(26)	—	—

—	—	—	—	256,031	—	—

1,470,752	2,982,616	4,005,840	3,238,114	879,574	58,598,589	24,993,965

(1,319,361)	10,548,308	(10,951,003)	9,546,369	632,750	49,072,504	161,442,399
—	—	—	—	(24,214)	—	—

(11,151,500)	(38,857,206)	(20,632,624)	(43,580,600)	(8,149,996)	199,691,122	(370,969,314)
—	—	—	—	(4,267)	—	—

(12,470,861)	(28,308,898)	(31,583,627)	(34,034,231)	(7,545,727)	248,763,626	(209,526,915)

$(11,000,109)	$(25,326,282)	$(27,577,787)	$(30,796,117)	$(6,666,153)	$307,362,215	$(184,532,950)

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,557,588	$6,185,363	$28,118,736
Dividend income on securities of affiliated issuers (Notes 2 and 3)	33,600	944	5,701
Affiliated securities lending — net (Notes 3 and 8)	103,009	22,834	218,780
Foreign taxes withheld	—	—	(67,367)

TOTAL INVESTMENT INCOME (LOSS)	1,694,197	6,209,141	28,275,850

EXPENSES
Advisory fee (Note 3)	251,317	975,838	4,596,182
Trustees’ fees and expenses (Note 3)	1,242	3,824	20,643
Miscellaneous expenses	300	1,271	5,603

TOTAL EXPENSES	252,859	980,933	4,622,428

NET INVESTMENT INCOME	1,441,338	5,228,208	23,653,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(2,274,133)	15,857,334	(59,331,332)
Investments in securities of affiliated issuers (Note 3)	(7,333)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(23,562,923)	(12,616,147)	(124,815,648)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(25,844,389)	3,241,187	(184,146,980)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(24,403,051)	$8,469,395	$(160,493,558)

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$2,785,724	$187,899,409	$666,864	$719,384	$97,084	$452,236	$8,035,592
450	3,361,465	227	2,361	182	211	2,425
44,283	673,201	22,332	9,230,492	62,064	19,313	138,330
—	—	—	—	—	—	—

2,830,457	191,934,075	689,423	9,952,237	159,330	471,760	8,176,347

778,567	22,374,578	246,560	4,211,826	91,351	346,457	3,379,592
3,325	97,292	1,057	20,919	398	1,584	14,612
—	—	242	4,720	107	412	4,285

781,892	22,471,870	247,859	4,237,465	91,856	348,453	3,398,489

2,048,565	169,462,205	441,564	5,714,772	67,474	123,307	4,777,858

21,258,009	303,424,207	10,477,317	(91,683,029)	2,644,952	3,233,711	(45,332,030)
—	(2,131,703)	—	—	—	—	—

8,183,466	(315,025,219)	(18,983,607)	(387,367,364)	(2,135,579)	(29,055,149)	(117,626,201)

29,441,475	(13,732,715)	(8,506,290)	(479,050,393)	509,373	(25,821,438)	(162,958,231)

$31,490,040	$155,729,490	$(8,064,726)	$(473,335,621)	$576,847	$(25,698,131)	$(158,180,373)

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Oil & Gas Exploration & Production ETF
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,171,442	$1,894,675	$9,672,366
Dividend income on securities of affiliated issuers (Notes 2 and 3)	408	346	2,123
Affiliated securities lending — net (Notes 3 and 8)	1,512,790	323,650	6,251,298
Foreign taxes withheld	—	(26,694)	—

TOTAL INVESTMENT INCOME (LOSS)	3,684,640	2,191,977	15,925,787

EXPENSES
Advisory fee (Note 3)	458,623	356,788	2,756,821
Trustees’ fees and expenses (Note 3)	2,697	1,642	11,609
Miscellaneous expenses	523	401	2,939

TOTAL EXPENSES	461,843	358,831	2,771,369

NET INVESTMENT INCOME	3,222,797	1,833,146	13,154,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(133,388,085)	(36,397,554)	(408,152,342)
Investments in securities of affiliated issuers (Note 3)	—	—	(33,661,572)
Net change in unrealized appreciation (depreciation) on:
Investments	4,156,033	(47,160,301)	(225,038,004)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(129,232,052)	(83,557,855)	(666,851,918)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(126,009,255)	$(81,724,709)	$(653,697,500)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF

$2,953,619	$5,716,267	$698,156	$173,111	$246,049	$1,185,142	$98,485
1,944	1,368	201	80	55	416	100
644,080	657,298	62,780	40,904	31,252	98,160	1,839
—	—	—	—	—	—	—

3,599,643	6,374,933	761,137	214,095	277,356	1,283,718	100,424

1,573,038	1,673,268	278,176	92,940	58,455	508,037	4,884
8,137	8,465	1,156	422	347	2,599	86
1,812	2,131	238	117	48	588	—

1,582,987	1,683,864	279,570	93,479	58,850	511,224	4,970

2,016,656	4,691,069	481,567	120,616	218,506	772,494	95,454

(16,523,050)	(65,189,725)	(3,109,939)	1,632,303	(4,806,099)	(7,131,920)	1,333,300
—	—	—	—	—	—	2,570

(147,951,760)	(60,752,450)	(3,062,453)	(2,644,169)	2,510,404	(25,133,985)	(2,227,253)

(164,474,810)	(125,942,175)	(6,172,392)	(1,011,866)	(2,295,695)	(32,265,905)	(891,383)

$(162,458,154)	$(121,251,106)	$(5,690,825)	$(891,250)	$(2,077,189)	$(31,493,411)	$(795,929)

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR Russell 1000 Low Volatility ETF
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$135,415	$399,098
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	271	88
Affiliated securities lending — net (Note 3 and Note 8)	2,659	4,520
Foreign taxes withheld	—	—

TOTAL INVESTMENT INCOME (LOSS)	138,345	403,706

EXPENSES
Advisory fee (Note 3)	8,963	18,031
Trustees’ fees and expenses (Note 3)	127	228
Miscellaneous expenses	—	—

TOTAL EXPENSES	9,090	18,259

NET INVESTMENT INCOME	129,255	385,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	530,851	(168,405)
Investments in securities of affiliated issuers (Note 3)	36	—
Net change in unrealized appreciation (depreciation) on:
Investments	(660,134)	877,320

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(129,247)	708,915

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8	$1,094,362

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF	SPDR MSCI USA Quality Mix ETF	SPDR Wells Fargo Preferred Stock ETF

$564,055	$66,275	$8,700,267
77	16	253,374
12,144	—	111,749
—	(1)	—

576,276	66,290	9,065,390

20,779	4,437	679,649
267	51	2,227
—	—	631

21,046	4,488	682,507

555,230	61,802	8,382,883

(349,182)	7,709	(453,761)
—	—	9,596

(986,597)	56,459	10,495,378

(1,335,779)	64,168	10,051,213

$(780,549)	$125,970	$18,434,096

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,493,976	$5,190,108	$787,786	$1,087,730
Net realized gain (loss) on investments and foreign currency transactions	752,876	168,723,181	103,863	308,334
Net change in unrealized appreciation (depreciation) on investments	(6,536,774)	(150,522,175)	(1,728,068)	2,398,868

Net increase (decrease) in net assets from operations	(3,289,922)	23,391,114	(836,419)	3,794,932

Net equalization credits and charges (Note 2)	6,983	(1,399,399)	28,527	54,639

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,685,783)	(4,774,396)	(849,736)	(1,127,717)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,685,783)	(4,774,396)	(849,736)	(1,127,717)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,493,072	76,617,031	9,863,778	24,139,616
Cost of shares redeemed	—	(460,180,212)	—	—
Net income equalization (Note 2)	(6,983)	1,399,399	(28,527)	(54,639)

Net increase (decrease) in net assets from beneficial interest transactions	7,486,089	(382,163,782)	9,835,251	24,084,977

Net increase (decrease) in net assets during the period	1,517,367	(364,946,463)	8,177,623	26,806,831
Net assets at beginning of period	247,977,815	612,924,278	73,036,481	46,229,650

NET ASSETS END OF PERIOD (1)	$249,495,182	$247,977,815	$81,214,104	$73,036,481

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	500,000	100,000	250,000
Shares redeemed	—	(3,050,000)	—	—

Net increase (decrease)	50,000	(2,550,000)	100,000	250,000

(1) Including undistributed (distribution in excess of) net investment income	$182,553	$374,360	$(64,032)	$(2,082)

*	Inception date.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF		SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	For the Period 12/02/15* - 12/31/15	For the Period 12/02/15* - 12/31/15	For the Period 12/02/15* - 12/31/15

$596,180	$932,364	$934,852	$557,579	$696,449
5,367,896	4,349,811	(10,666)	(2,577,416)	(8,305)
(12,420,728)	(329,904)	(6,646,888)	(131,649)	(2,344,874)

(6,456,652)	4,952,271	(5,722,702)	(2,151,486)	(1,656,730)

75,892	118,657	28,729	7,321	19,592

(711,973)	(1,056,677)	(965,664)	(582,831)	(704,566)
(500,276)	(357,229)	—	—	—

(1,212,249)	(1,413,906)	(965,664)	(582,831)	(704,566)

72,683,228	58,599,266	335,428,454	334,670,867	335,518,801
(45,710,952)	(41,349,767)	—	—	—
(75,892)	(118,657)	(28,729)	(7,321)	(19,592)

26,896,384	17,130,842	335,399,725	334,663,546	335,499,209

19,303,375	20,787,864	328,740,088	331,936,550	333,157,505
73,986,274	53,198,410	—	—	—

$93,289,649	$73,986,274	$328,740,088	$331,936,550	$333,157,505

1,050,000	850,000	5,650,000	5,650,000	5,650,000
(650,000)	(600,000)	—	—	—

400,000	250,000	5,650,000	5,650,000	5,650,000

$(123,831)	$(8,038)	$(30,812)	$(25,252)	$(8,117)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 500 Buyback ETF		SPDR S&P 500 Growth ETF
	Six Months Ended 12/31/15 (Unaudited)	For the Period 2/4/15* - 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$98,948	$55,602	$4,619,854	$7,473,292
Net realized gain (loss) on investments and foreign currency transactions	(475,891)	29,382	(4,363,338)	63,545,299
Net change in unrealized appreciation (depreciation) on investments	(761,820)	(223,407)	12,588,421	(25,640,554)

Net increase (decrease) in net assets from operations	(1,138,763)	(138,423)	12,844,937	45,378,037

Net equalization credits and charges (Note 2)	(1,905)	14,857	84,623	219,215

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(104,704)	(63,154)	(4,972,969)	(7,577,305)
Net realized gains	(80,072)	—	—	—

Total distributions to shareholders	(184,776)	(63,154)	(4,972,969)	(7,577,305)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	20,286,820	61,181,072	211,787,646
Cost of shares redeemed	(4,503,370)	(5,057,215)	(24,628,979)	(120,575,036)
Net income equalization (Note 2)	1,905	(14,857)	(84,623)	(219,215)

Net increase (decrease) in net assets from beneficial interest transactions	(4,501,465)	15,214,748	36,467,470	90,993,395

Net increase (decrease) in net assets during the period	(5,826,909)	15,028,028	44,424,061	129,013,342
Net assets at beginning of period	15,028,028	—	556,463,992	427,450,650

NET ASSETS END OF PERIOD (1)	$9,201,119	$15,028,028	$600,888,053	$556,463,992

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	400,000	600,000	2,200,000
Shares redeemed	(100,000)	(100,000)	(250,000)	(1,250,000)

Net increase (decrease)	(100,000)	300,000	350,000	950,000

(1) Including undistributed (distribution in excess of) net investment income	$(5,756)	$—	$(353,115)	$—

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF		SPDR S&P 500 High Dividend ETF	SPDR S&P 500 Fossil Fuel Free ETF	SPDR Russell Small Cap Completeness ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	For the Period 10/21/15* - 12/31/15	For the Period 11/30/15* - 12/31/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$2,791,770	$5,320,700	$46,810	$64,924	$659,928	$1,169,499
812,059	24,802,603	63,555	(24,629)	5,093,420	3,349,185
(9,770,901)	(20,259,320)	(183,578)	(144,221)	(12,451,002)	351,360

(6,167,072)	9,863,983	(73,213)	(103,926)	(6,697,654)	4,870,044

16,381	122,430	(982)	(5,580)	(31,264)	35,615

(2,925,890)	(5,450,867)	(49,674)	(55,975)	(650,294)	(1,201,448)
—	—	—	—	(2,720,813)	(3,443,868)

(2,925,890)	(5,450,867)	(49,674)	(55,975)	(3,371,107)	(4,645,316)

4,924,890	80,317,495	7,425,852	59,282,812	—	21,760,388
(5,086,803)	(60,614,054)	(2,924,074)	—	(17,152,675)	—
(16,381)	(122,430)	982	5,580	31,264	(35,615)

(178,294)	19,581,011	4,502,760	59,288,392	(17,121,411)	21,724,773

(9,254,875)	24,116,557	4,378,891	59,122,911	(27,221,436)	21,985,116
229,890,006	205,773,449	—	—	100,061,968	78,076,852

$220,635,131	$229,890,006	$4,378,891	$59,122,911	$72,840,532	$100,061,968

50,000	800,000	250,000	1,200,000	—	250,000
(50,000)	(600,000)	(100,000)	—	(200,000)	—

—	200,000	150,000	1,200,000	(200,000)	250,000

$(134,120)	$—	$(2,864)	$8,949	$(21,938)	$(31,572)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,890,548	$2,118,060	$1,470,752	$1,768,550
Net realized gain (loss) on investments	(7,750,670)	5,215,992	(1,319,361)	10,722,558
Net change in unrealized appreciation (depreciation) on investments	(7,440,399)	10,382,765	(11,151,500)	(10,198,622)

Net increase (decrease) in net assets from operations	(13,300,521)	17,716,817	(11,000,109)	2,292,486

Net equalization credits and charges (Note 2)	84,407	49,005	118,374	(55,568)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,914,942)	(2,209,936)	(1,613,578)	(1,794,274)
Net realized gains	(4,000,844)	(1,355,798)	(3,565,591)	(2,436,576)

Total distributions to shareholders	(5,915,786)	(3,565,734)	(5,179,169)	(4,230,850)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	110,143,922	54,438,076	51,493,935	39,058,379
Cost of shares redeemed	(17,710,775)	—	(3,862,328)	(25,029,960)
Net income equalization (Note 2)	(84,407)	(49,005)	(118,374)	55,568

Net increase (decrease) in net assets from beneficial interest transactions	92,348,740	54,389,071	47,513,233	14,083,987

Net increase (decrease) in net assets during the period	73,216,840	68,589,159	31,452,329	12,090,055
Net assets at beginning of period	243,838,864	175,249,705	124,247,053	112,156,998

NET ASSETS END OF PERIOD (1)	$317,055,704	$243,838,864	$155,699,382	$124,247,053

SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	450,000	650,000	450,000
Shares redeemed	(150,000)	—	(50,000)	(300,000)

Net increase (decrease)	750,000	450,000	600,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$(24,394)	$—	$(142,826)	$—

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$2,982,616	$4,771,446	$4,005,840	$4,632,364	$3,238,114	$5,001,080
10,548,308	41,709,030	(10,951,003)	20,216,868	9,546,369	22,324,991
(38,857,206)	(24,798,271)	(20,632,624)	15,603,882	(43,580,600)	(15,924,734)

(25,326,282)	21,682,205	(27,577,787)	40,453,114	(30,796,117)	11,401,337

73,189	(99,179)	116,607	207,588	121,705	166,118

(3,109,611)	(4,834,835)	(4,337,581)	(4,770,059)	(3,483,738)	(5,347,879)
(8,875,886)	(8,238,663)	(26,591,181)	(14,531,713)	(19,555,634)	(18,873,043)

(11,985,497)	(13,073,498)	(30,928,762)	(19,301,772)	(23,039,372)	(24,220,922)

41,866,301	68,503,135	146,471,674	139,310,986	79,464,775	107,151,022
(10,616,261)	(92,643,216)	(44,068,433)	—	—	(10,486,034)
(73,189)	99,179	(116,607)	(207,588)	(121,705)	(166,118)

31,176,851	(24,040,902)	102,286,634	139,103,398	79,343,070	96,498,870

(6,061,739)	(15,531,374)	43,896,692	160,462,328	25,629,286	83,845,403
411,345,543	426,876,917	560,024,066	399,561,738	392,577,517	308,732,114

$405,283,804	$411,345,543	$603,920,758	$560,024,066	$418,206,803	$392,577,517

400,000	650,000	800,000	750,000	800,000	1,000,000
(100,000)	(900,000)	(250,000)	—	—	(100,000)

300,000	(250,000)	550,000	750,000	800,000	900,000

$(126,995)	$—	$(331,741)	$—	$(245,624)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Global Dow ETF		SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$879,574	$2,565,115	$58,598,589	$76,369,746
Net realized gain (loss) on investments and foreign currency transactions	608,536	3,814,640	49,072,504	84,381,546
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,154,263)	(8,365,218)	199,691,122	(37,753,432)

Net increase (decrease) in net assets from operations	(6,666,153)	(1,985,463)	307,362,215	122,997,860

Net equalization credits and charges (Note 2)	(13,572)	(21,952)	103,329	290,968

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(995,465)	(2,423,627)	(58,523,911)	(94,705,493)

Total distributions to shareholders	(995,465)	(2,423,627)	(58,523,911)	(94,705,493)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	7,136,088	253,370,968	478,447,924
Cost of shares redeemed	(6,535,648)	(10,174,568)	(142,837,167)	(223,250,152)
Net income equalization (Note 2)	13,572	21,952	(103,329)	(290,968)

Net increase (decrease) in net assets from beneficial interest transactions	(6,522,076)	(3,016,528)	110,430,472	254,906,804

Net increase (decrease) in net assets during the period	(14,197,266)	(7,447,570)	359,372,105	283,490,139
Net assets at beginning of period	108,026,794	115,474,364	2,863,030,376	2,579,540,237

NET ASSETS END OF PERIOD (1)	$93,829,528	$108,026,794	$3,222,402,481	$2,863,030,376

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	2,850,000	5,350,000
Shares redeemed	(100,000)	(150,000)	(1,600,000)	(2,500,000)

Net increase (decrease)	(100,000)	(50,000)	1,250,000	2,850,000

(1) Including undistributed (distribution in excess of) net investment income	$6,552	$122,443	$74,678	$—

See accompanying notes to financial statements.

SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$24,993,965	$42,907,264	$1,441,338	$3,539,314	$5,228,208	$5,733,384
161,442,399	113,609,769	(2,281,466)	(2,282,072)	15,857,334	16,442,872
(370,969,314)	101,366,722	(23,562,923)	6,640,852	(12,616,147)	(61,005)

(184,532,950)	257,883,755	(24,403,051)	7,898,094	8,469,395	22,115,251

(360,584)	880,555	(108,589)	(20,512)	78,525	381,282

(26,341,978)	(43,993,335)	(1,491,209)	(3,403,029)	(5,710,632)	(6,045,751)

(26,341,978)	(43,993,335)	(1,491,209)	(3,403,029)	(5,710,632)	(6,045,751)

940,659,966	1,310,267,730	4,586,602	2,377,747	366,303,529	369,080,674
(1,096,254,139)	(993,298,145)	(43,463,135)	(28,776,144)	(197,960,676)	(279,848,607)
360,584	(880,555)	108,589	20,512	(78,525)	(381,282)

(155,233,589)	316,089,030	(38,767,944)	(26,377,885)	168,264,328	88,850,785

(366,469,101)	530,860,005	(64,770,793)	(21,903,332)	171,101,616	105,301,567
3,023,443,576	2,492,583,571	177,409,009	199,312,341	377,923,825	272,622,258

$2,656,974,475	$3,023,443,576	$112,638,216	$177,409,009	$549,025,441	$377,923,825

26,450,000	39,050,000	100,000	50,000	5,200,000	5,650,000
(31,300,000)	(30,300,000)	(1,000,000)	(600,000)	(2,850,000)	(4,350,000)

(4,850,000)	8,750,000	(900,000)	(550,000)	2,350,000	1,300,000

$(786,087)	$561,926	$(14,067)	$35,804	$(482,424)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,653,422	$36,285,182	$2,048,565	$2,758,908
Net realized gain (loss) on investments	(59,331,332)	40,616,146	21,258,009	6,336,329
Net change in unrealized appreciation (depreciation) on investments	(124,815,648)	51,478,275	8,183,466	5,049,610

Net increase (decrease) in net assets from operations	(160,493,558)	128,379,603	31,490,040	14,144,847

Net equalization credits and charges (Note 2)	320,580	2,089,588	29,861	172,719

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,689,273)	(37,858,883)	(2,196,565)	(2,877,550)
Net realized gains	—	—	—	—

Total distributions to shareholders	(25,689,273)	(37,858,883)	(2,196,565)	(2,877,550)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,058,397,356	5,977,277,099	32,212,335	181,201,265
Cost of shares redeemed	(3,052,686,157)	(5,888,950,776)	—	(4,656,855)
Net income equalization (Note 2)	(320,580)	(2,089,588)	(29,861)	(172,719)

Net increase (decrease) in net assets from beneficial interest transactions	5,390,619	86,236,735	32,182,474	176,371,691

Voluntary Contribution from Adviser	—	—	512,060	—

Net increase (decrease) in net assets during the period	(180,471,632)	178,847,043	62,017,870	187,811,707
Net assets at beginning of period	2,755,535,522	2,576,688,479	412,107,545	224,295,838

NET ASSETS END OF PERIOD (1)	$2,575,063,890	$2,755,535,522	$474,125,415	$412,107,545

SHARES OF BENEFICIAL INTEREST:
Shares sold	71,000,000	147,900,000	4,700,006	3,600,000
Shares redeemed	(72,000,000)	(149,400,000)	—	(100,000)

Net increase (decrease)	(1,000,000)	(1,500,000)	4,700,006	3,500,000

(1) Including undistributed (distribution in excess of) net investment income	$(2,035,851)	$—	$(148,000)	$—

*	On September 8, 2015, the SPDR Morgan Stanley Technology ETF and the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split, and the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The historical capital share activity presented here have been retroactively adjusted to reflect these share splits. See Note 9.

See accompanying notes to financial statements.

SPDR S&P Dividend ETF		SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*

$169,462,205	$325,051,238	$441,564	$873,441	$5,714,772	$13,324,904
301,292,504	884,921,911	10,477,317	4,862,562	(91,683,029)	772,440,244
(315,025,219)	(606,271,687)	(18,983,607)	4,251,834	(387,367,364)	85,513,292

155,729,490	603,701,462	(8,064,726)	9,987,837	(473,335,621)	871,278,440

1,785,232	272,725	(24)	113,940	(194,983)	171,396

(178,545,759)	(321,863,786)	(514,467)	(928,136)	(6,171,029)	(14,569,189)
(448,199,837)	(343,149,575)	(2,266,620)	—	—	—

(626,745,596)	(665,013,361)	(2,781,087)	(928,136)	(6,171,029)	(14,569,189)

937,219,292	1,438,317,584	82,553,010	105,865,988	4,976,193,058	6,535,591,548
(570,938,623)	(1,258,258,145)	(65,192,174)	(4,805,688)	(5,036,023,162)	(5,750,477,701)
(1,785,232)	(272,725)	24	(113,940)	194,983	(171,396)

364,495,437	179,786,714	17,360,860	100,946,360	(59,635,121)	784,942,451

—	—	—	—	—	—

(104,735,437)	118,747,540	6,515,023	110,120,001	(539,336,754)	1,641,823,098
12,925,515,761	12,806,768,221	159,927,566	49,807,565	2,750,479,902	1,108,656,804

$12,820,780,324	$12,925,515,761	$166,442,589	$159,927,566	$2,211,143,148	$2,750,479,902

12,400,000	18,350,000	2,550,000	1,900,000	74,900,000	95,700,000
(7,650,000)	(16,050,000)	(800,000)	(100,000)	(54,300,000)	(84,600,000)

4,750,000	2,300,000	1,750,000	1,800,000	20,600,000	11,100,000

$(5,896,102)	$3,187,452	$(72,903)	$—	$(456,257)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$67,474	$122,926	$123,307	$269,670
Net realized gain (loss) on investments	2,644,952	1,873,232	3,233,711	33,609,488
Net change in unrealized appreciation (depreciation) on investments	(2,135,579)	5,692,514	(29,055,149)	2,883,023

Net increase (decrease) in net assets from operations	576,847	7,688,672	(25,698,131)	36,762,181

Net equalization credits and charges (Note 2)	1,163	3,895	(1,716)	(42,638)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(100,051)	(125,781)	(152,472)	(227,504)
Net realized gains	(3,538,969)	(591,489)	(1,474,070)	(1,059,850)

Total distributions to shareholders	(3,639,020)	(717,270)	(1,626,542)	(1,287,354)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,253,975	8,533,362	69,515,400	186,107,607
Cost of shares redeemed	(2,299,546)	—	(46,744,000)	(104,965,009)
Net income equalization (Note 2)	(1,163)	(3,895)	1,716	42,638

Net increase (decrease) in net assets from beneficial interest transactions	6,953,266	8,529,467	22,773,116	81,185,236

Net increase (decrease) in net assets during the period	3,892,256	15,504,764	(4,553,273)	116,617,425
Net assets at beginning of period	47,026,606	31,521,842	196,628,857	80,011,432

NET ASSETS END OF PERIOD (1)	$50,918,862	$47,026,606	$192,075,584	$196,628,857

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	200,000	2,550,000	3,200,000
Shares redeemed	(50,000)	—	(700,000)	(1,800,000)

Net increase (decrease)	650,000	200,000	1,850,000	1,400,000

(1) Including undistributed (distribution in excess of) net investment income	$(26,400)	$6,177	$32,597	$61,762

*	On September 8, 2015, the SPDR S&P Health Care Equipment ETF and the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The historical capital share activity presented here have been retroactively adjusted to reflect these splits. See Note 9.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$4,777,858	$8,968,039	$3,222,797	$6,613,167	$1,833,146	$3,867,095
(45,332,030)	141,607,312	(133,388,085)	(238,898,306)	(36,397,554)	(57,592,202)
(117,626,201)	13,614,549	4,156,033	11,201,658	(47,160,301)	(101,974,353)

(158,180,373)	164,189,900	(126,009,255)	(221,083,481)	(81,724,709)	(155,699,460)

94,864	(396,712)	625,678	(160,389)	(17,363)	(7,993)

(5,112,344)	(8,602,911)	(4,064,721)	(7,206,294)	(1,898,078)	(3,799,171)
—	—	—	—	—	—

(5,112,344)	(8,602,911)	(4,064,721)	(7,206,294)	(1,898,078)	(3,799,171)

1,715,168,160	4,050,460,657	469,852,271	1,085,697,506	72,143,595	231,204,998
(1,633,027,561)	(4,346,756,803)	(372,245,377)	(1,085,396,109)	(57,409,134)	(175,407,141)
(94,864)	396,712	(625,678)	160,389	17,363	7,993

82,045,735	(295,899,434)	96,981,216	461,786	14,751,824	55,805,850

(81,152,118)	(140,709,157)	(32,467,082)	(227,988,378)	(68,888,326)	(103,700,774)
1,757,020,382	1,897,729,539	266,502,519	494,490,897	246,186,289	349,887,063

$1,675,868,264	$1,757,020,382	$234,035,437	$266,502,519	$177,297,963	$246,186,289

46,850,000	121,300,000	24,700,000	32,950,000	3,500,000	7,750,000
(45,800,000)	(131,250,000)	(20,000,000)	(33,700,000)	(2,850,000)	(5,400,000)

1,050,000	(9,950,000)	4,700,000	(750,000)	650,000	2,350,000

$30,642	$365,128	$(515,019)	$326,905	$(64,932)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,154,418	$17,614,506	$2,016,656	$7,663,269
Net realized gain (loss) on investments	(441,813,914)	(228,458,483)	(16,523,050)	248,430,109
Net change in unrealized appreciation (depreciation) on investments	(225,038,004)	(407,029,629)	(147,951,760)	(9,511,620)

Net increase (decrease) in net assets from operations	(653,697,500)	(617,873,606)	(162,458,154)	246,581,758

Net equalization credits and charges (Note 2)	984,951	921,277	(42,430)	29,330

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,402,310)	(18,341,115)	(2,241,366)	(7,766,545)
Net realized gains	—	—	(43,524,180)	(51,230,827)

Total distributions to shareholders	(14,402,310)	(18,341,115)	(45,765,546)	(58,997,372)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,259,131,936	12,515,702,084	133,213,262	453,016,948
Cost of shares redeemed	(4,243,281,427)	(11,915,282,311)	(391,267,233)	(461,038,093)
Net income equalization (Note 2)	(984,951)	(921,277)	42,430	(29,330)

Net increase (decrease) in net assets from beneficial interest transactions	1,014,865,558	599,498,496	(258,011,541)	(8,050,475)

Voluntary contribution from Adviser	—	—	—	843,438

Net increase (decrease) in net assets during the period	347,750,699	(35,794,948)	(466,277,671)	180,406,679
Net assets at beginning of period	1,420,613,334	1,456,408,282	1,134,541,649	954,134,970

NET ASSETS END OF PERIOD (1)	$1,768,364,033	$1,420,613,334	$668,263,978	$1,134,541,649

SHARES OF BENEFICIAL INTEREST:
Shares sold	143,300,000	221,600,000	10,900,135	8,000,000
Shares redeemed	(115,200,000)	(208,900,000)	(6,950,000)	(8,200,000)

Net increase (decrease)	28,100,000	12,700,000	3,950,135	(200,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,247,892)	$—	$(224,710)	$—

*	On September 8, 2015, the SPDR S&P Pharmaceutical ETF, the SPDR S&P Retail ETF, the SPDR S&P Semiconductor ETF and the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The historical capital share activity presented here have been retroactively adjusted to reflect these splits. See Note 9.

See accompanying notes to financial statements.

SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF
Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*

$4,691,069	$12,006,261	$481,567	$952,671	$120,616	$116,786
(65,189,725)	177,867,284	(3,109,939)	31,686,081	1,632,303	1,661,113
(60,752,450)	(25,110,250)	(3,062,453)	(10,560,136)	(2,644,169)	2,490,361

(121,251,106)	164,763,295	(5,690,825)	22,078,616	(891,250)	4,268,260

(152,021)	1,104,813	62,111	44,746	(471)	(3,489)

(4,629,387)	(13,037,973)	(596,588)	(1,002,214)	(121,073)	(114,253)
—	—	—	—	(92,191)	(36,095)

(4,629,387)	(13,037,973)	(596,588)	(1,002,214)	(213,264)	(150,348)

4,051,292,301	10,563,947,885	175,488,437	456,851,603	5,160,076	20,456,742
(4,450,208,142)	(10,170,670,880)	(152,780,497)	(423,672,217)	(4,964,900)	(4,436,586)
152,021	(1,104,813)	(62,111)	(44,746)	471	3,489

(398,763,820)	392,172,192	22,645,829	33,134,640	195,647	16,023,645

—	—	—	—	—	—

(524,796,334)	545,002,327	16,420,527	54,255,788	(909,338)	20,138,068
1,173,932,832	628,930,505	219,603,922	165,348,134	51,168,238	31,030,170

$649,136,498	$1,173,932,832	$236,024,449	$219,603,922	$50,258,900	$51,168,238

79,150,113	225,700,000	5,450,000	11,700,000	600,000	400,000
(76,050,000)	(216,400,000)	(2,600,000)	(11,000,000)	(100,000)	(100,000)

3,100,113	9,300,000	2,850,000	700,000	500,000	300,000

$61,682	$—	$(115,021)	$—	$(457)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Telecom ETF		SPDR S&P Transportation ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)*	Year Ended 6/30/15*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$218,506	$658,734	$772,494	$2,006,488
Net realized gain (loss) on investments	(4,806,099)	4,119,007	(7,131,920)	57,010,216
Net change in unrealized appreciation (depreciation) on investments	2,510,404	(6,392,412)	(25,133,985)	(53,803,224)

Net increase (decrease) in net assets from operations	(2,077,189)	(1,614,671)	(31,493,411)	5,213,480

Net equalization credits and charges (Note 2)	(58,261)	23,860	(50,069)	(18,675)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,664)	(660,370)	(728,431)	(2,016,825)
Net realized gains	—	—	(1,036,480)	(154,293)

Total distributions to shareholders	(179,664)	(660,370)	(1,764,911)	(2,171,118)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,864,408	100,658,643	29,947,114	401,672,627
Cost of shares redeemed	(50,069,270)	(52,143,961)	(178,722,734)	(261,184,926)
Net income equalization (Note 2)	58,261	(23,860)	50,069	18,675

Net increase (decrease) in net assets from beneficial interest transactions	(47,146,601)	48,490,822	(148,725,551)	140,506,376

Net increase (decrease) in net assets during the period	(49,461,715)	46,239,641	(182,033,942)	143,530,063
Net assets at beginning of period	71,843,161	25,603,520	368,395,405	224,865,342

NET ASSETS END OF PERIOD (1)	$22,381,446	$71,843,161	$186,361,463	$368,395,405

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	1,700,000	3,500,000	7,900,000
Shares redeemed	(900,000)	(900,000)	(2,950,000)	(5,100,000)

Net increase (decrease)	(850,000)	800,000	550,000	2,800,000

(1) Including undistributed (distribution in excess of) net investment income	$38,842	$—	$44,063	$—

*	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The historical capital share activity presented here have been retroactively adjusted to reflect these splits. See Note 9.

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF		SPDR S&P 1500 Momentum Tilt ETF		SPDR Russell 1000 Low Volatility ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$95,454	$205,968	$129,255	$263,864	$385,447	$443,533
1,335,870	178,723	530,887	(549,379)	(168,405)	424,087
(2,227,253)	(48,175)	(660,134)	1,438,886	877,320	(450,027)

(795,929)	336,516	8	1,153,371	1,094,362	417,593

(3,679)	12,321	(15,031)	(5,735)	18,720	26,149

(97,670)	(214,155)	(120,798)	(253,141)	(444,498)	(444,166)
(155,007)	(306,778)	—	(55,344)	(159,339)	(734,842)

(252,677)	(520,933)	(120,798)	(308,485)	(603,837)	(1,179,008)

—	4,277,186	—	4,257,419	3,776,041	18,780,038
(7,616,946)	—	(4,263,887)	—	—	—
3,679	(12,321)	15,031	5,735	(18,720)	(26,149)

(7,613,267)	4,264,865	(4,248,856)	4,263,154	3,757,321	18,753,889

(8,665,552)	4,092,769	(4,384,677)	5,102,305	4,266,566	18,018,623
12,503,926	8,411,157	17,610,796	12,508,491	28,962,389	10,943,766

$3,838,374	$12,503,926	$13,226,119	$17,610,796	$33,228,955	$28,962,389

—	50,000	—	50,000	50,000	250,000
(100,000)	—	(50,000)	—	—	—

(100,000)	50,000	(50,000)	50,000	50,000	250,000

$(2,216)	$—	$17,409	$8,952	$(59,051)	$—

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell 2000 Low Volatility ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$555,230	$581,601
Net realized gain (loss) on investments	(349,182)	700,860
Net change in unrealized appreciation (depreciation) on investments	(986,597)	35,270

Net increase (decrease) in net assets from operations	(780,549)	1,317,731

Net equalization credits and charges (Note 2)	24,705	(53,759)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(590,414)	(480,671)
Net realized gains	(51,892)	(77,435)

Total distributions to shareholders	(642,306)	(558,106)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,769,748	22,997,834
Cost of shares redeemed	—	(3,878,234)
Net income equalization (Note 2)	(24,705)	53,759

Net increase (decrease) in net assets from beneficial interest transactions	3,745,043	19,173,359

Net increase in net assets during the period	2,346,893	19,879,225
Net assets at beginning of period	34,649,369	14,770,144

NET ASSETS END OF PERIOD (1)	$36,996,262	$34,649,369

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	300,000
Shares redeemed	—	(50,000)

Net increase (decrease)	50,000	250,000

(1) Including undistributed (distribution in excess of) net investment income	$74,338	$109,522

See accompanying notes to financial statements.

SPDR MSCI USA Quality Mix ETF		SPDR Wells Fargo Preferred Stock ETF
Six Months Ended 12/31/15 (Unaudited)	For the Period 4/15/15* - 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$61,802	$26,328	$8,382,883	$15,208,557
7,709	(3,460)	(444,165)	(2,113,512)
56,459	(141,709)	10,495,378	(19,989)

125,970	(118,841)	18,434,096	13,075,056

—	—	416,268	59,710

(64,837)	(23,516)	(10,166,346)	(15,486,286)
(622)	—	—	—

(65,459)	(23,516)	(10,166,346)	(15,486,286)

—	6,000,000	64,966,772	48,743,948
—	—	(15,460,346)	(13,120,149)
—	—	(416,268)	(59,710)

—	6,000,000	49,090,158	35,564,089

60,511	5,857,643	57,774,176	33,212,569
5,857,643	—	292,431,249	259,218,680

$5,918,154	$5,857,643	$350,205,425	$292,431,249

—	100,000	1,450,000	1,100,000
—	—	(350,000)	(300,000)

—	100,000	1,100,000	800,000

$(223)	$2,812	$(817,700)	$965,763

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$154.98		$147.69	$120.30		$101.45		$99.24	$76.77

Income (loss) from investment operations:
Net investment income (loss) (1)	1.53		2.71	2.53		2.25		1.90	1.59
Net realized and unrealized gain (loss) (2)	(3.67)		8.56	27.38		18.83		1.89	22.46

Total from investment operations	(2.14)		11.27	29.91		21.08		3.79	24.05

Net equalization credits and charges (1)	—	(3)	(0.73)	(0.00	)(3)	(0.00	)(3)	0.21	(0.01)

Distributions to shareholders from:
Net investment income	(1.63)		(3.25)	(2.52)		(2.23)		(1.79)	(1.57)
Net realized gains	—		—	—		—		—	—

Total distributions	(1.63)		(3.25)	(2.52)		(2.23)		(1.79)	(1.57)

Net asset value, end of period	$151.21		$154.98	$147.69		$120.30		$101.45	$99.24

Total return (4)	(1.35)%		7.17%	25.02%		20.91%		4.16%	31.45%
Net assets, end of period (in 000’s)	$249,495		$247,978	$612,924		$499,249		$426,109	$193,526
Ratio of expenses to average net assets	0.10	%(5)	0.11%	0.10%		0.20%		0.20%	0.22%
Ratio of net investment income (loss) to average net assets	2.00	%(5)	1.79%	1.87%		2.03%		1.97%	1.73%
Portfolio turnover rate (6)	1%		3%	19%		1%		3%	2%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR Russell 1000 ETF									SPDR Russell 2000 ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 7/8/13* - 6/30/14
$97.38		$92.46	$75.29		$63.75	$62.09	$48.17		$73.99		$70.93	$60.00

0.99		1.82	1.63		1.46	1.21	1.04		0.61		1.02	0.95
(1.83)		4.82	17.17		11.56	1.62	13.92		(7.06)		3.36	10.77

(0.84)		6.64	18.80		13.02	2.83	14.96		(6.45)		4.38	11.72

0.04		0.09	(0.00	)(3)	(0.01)	0.00 (3)	(0.00	)(3)	0.08		0.13	0.06

(1.03)		(1.81)	(1.63)		(1.47)	(1.17)	(1.04)		(0.62)		(1.15)	(0.83)
—		—	—		—	—	—		(0.36)		(0.30)	(0.02)

(1.03)		(1.81)	(1.63)		(1.47)	(1.17)	(1.04)		(0.98)		(1.45)	(0.85)

$95.55		$97.38	$92.46		$75.29	$63.75	$62.09		$66.64		$73.99	$70.93

(0.80)%		7.31%	25.14%		20.56%	4.69%	31.17%		(8.61)%		6.43%	19.69%
$81,214		$73,036	$46,230		$37,646	$41,437	$37,253		$93,290		$73,986	$53,198
0.10	%(5)	0.11%	0.11%		0.20%	0.20%	0.22%		0.12	%(5)	0.12%	0.12	%(5)
2.04	%(5)	1.89%	1.92%		2.11%	1.99%	1.80%		1.74	%(5)	1.44%	1.42	%(5)
2%		3%	8%		6%	4%	5%		3%		17%	19%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS*

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF
	For the Period 12/03/15* - 12/31/15 (Unaudited)		For the Period 12/03/15* - 12/31/15 (Unaudited)		For the Period 12/03/15* - 12/31/15 (Unaudited)		Six Months Ended 12/31/15 (Unaudited)		For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$60.00		$60.00		$60.00		$50.09		$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.18		0.11		0.13		0.40		0.26
Net realized and unrealized gain (loss) (2)	(1.84)		(1.26)		(1.04)		(3.63)		—

Total from investment operations	(1.66)		(1.15)		(0.91)		(3.23)		0.26

Net equalization credits and charges (1)	0.01		—		—		(0.01)		0.07

Distributions to shareholders from:
Net investment income	(0.17)		(0.10)		(0.12)		(0.44)		(0.24)
Net realized gains	—		—		—		(0.40)		—

Total distributions	(0.17)		(0.10)		(0.12)		(0.84)		(0.24)

Net asset value, end of period	$58.18		$58.75		$58.97		$46.01		$50.09

Total return (4)	(2.75)%		(1.91)%		(1.52)%		(6.49)%		0.67%
Net assets, end of period (in 000’s)	$328,740		$331,937		$333,158		$9,201		$15,028
Ratio of expenses to average net assets	0.20	%(5)	0.20	%(5)	0.20	%(5)	0.35	%(5)	0.35	%(5)
Ratio of net investment income (loss) to average net assets	3.70	%(5)	2.19	%(5)	2.72	%(5)	1.63	%(5)	1.28	%(5)
Portfolio turnover rate (6)	—	%(7)	23%		—	%(7)	45%		18%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$98.49		$90.95	$72.83	$63.63	$60.18	$45.21

0.81		1.45	1.28	1.25	1.01	0.67
1.70		7.48	18.08	9.19	3.45	14.96

2.51		8.93	19.36	10.44	4.46	15.63

0.01		0.04	0.05	(0.01)	0.01	0.00 (3)

(0.86)		(1.43)	(1.29)	(1.23)	(1.02)	(0.66)
—		—	—	—	—	—

(0.86)		(1.43)	(1.29)	(1.23)	(1.02)	(0.66)

$100.15		$98.49	$90.95	$72.83	$63.63	$60.18

2.59%		9.90%	26.78%	16.49%	7.54%	34.65%
$600,888		$556,464	$427,451	$247,627	$219,541	$192,586
0.15	%(5)	0.18%	0.20%	0.20%	0.20%	0.22%
1.63	%(5)	1.51%	1.54%	1.83%	1.69%	1.22%
22%		22%	23%	26%	21%	46%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Value ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$99.92		$97.95	$82.26	$67.63	$67.32	$54.02

Income (loss) from investment operations:
Net investment income (loss) (1)	1.23		2.32	2.04	1.85	1.52	1.51
Net realized and unrealized gain (loss) (2)	(3.98)		1.93	15.67	14.66	0.32	13.19

Total from investment operations	(2.75)		4.25	17.71	16.51	1.84	14.70

Net equalization credits and charges (1)	0.01		0.05	(0.02)	0.03	(0.06)	0.11

Distributions to shareholders from:
Net investment income	(1.28)		(2.33)	(2.00)	(1.91)	(1.47)	(1.51)
Net realized gains	—		—	—	—	—	—

Total distributions	(1.28)		(2.33)	(2.00)	(1.91)	(1.47)	(1.51)

Net asset value, end of period	$95.90		$99.92	$97.95	$82.26	$67.63	$67.32

Total return (4)	(2.70)%		4.40%	21.67%	24.70%	2.81%	27.58%
Net assets, end of period (in 000’s)	$220,635		$229,890	$205,773	$156,368	$98,120	$171,718
Ratio of expenses to average net assets	0.15	%(5)	0.18%	0.20%	0.20%	0.20%	0.22%
Ratio of expenses to average net assets before waivers	0.15	%(5)	0.18%	0.20%	0.20%	0.20%	0.22%
Ratio of net investment income (loss) to average net assets	2.53	%(5)	2.31%	2.26%	2.45%	2.37%	2.36%
Portfolio turnover rate (6)	22%		24%	23%	30%	25%	41%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF		SPDR S&P 500 Fossil Fuel Free ETF		SPDR Russell Small Cap Completeness ETF
For the Period 10/22/15* - 12/31/15 (Unaudited)		For the Period 12/01/15* - 12/31/15 (Unaudited)		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$30.00		$50.00		$87.01		$86.75	$76.01	$61.65	$64.26	$46.60

0.31		0.08		0.66		1.17	1.14	1.18	0.80	0.76
(0.78)		(0.72)		(7.43)		3.85	18.59	14.85	(2.60)	17.65

(0.47)		(0.64)		(6.77)		5.02	19.73	16.03	(1.80)	18.41

(0.01)		(0.01)		(0.03)		0.04	(0.05)	0.00 (3)	0.00 (3)	0.01

(0.33)		(0.08)		(0.68)		(1.17)	(1.13)	(1.19)	(0.81)	(0.76)
—		—		(2.86)		(3.63)	(7.81)	(0.48)	—	—

(0.33)		(0.08)		(3.54)		(4.80)	(8.94)	(1.67)	(0.81)	(0.76)

$29.19		$49.27		$76.67		$87.01	$86.75	$76.01	$61.65	$64.26

(1.60)%		(1.30)%		(7.85)%		6.03%	26.70%	26.19%	(2.73)%	39.67%
$4,379		$59,123		$72,841		$100,062	$78,077	$95,008	$70,893	$80,329
0.12	%(5)	0.20	%(5)	0.10	%(5)	0.10%	0.11%	0.25%	0.25%	0.27%
0.12	%(5)	0.25	%(5)	0.10	%(5)	0.10%	0.11%	0.25%	0.25%	0.27%
5.46	%(5)	1.92	%(5)	1.59	%(5)	1.36%	1.37%	1.71%	1.34%	1.31%
67%		1%		6%		17%	75%	29%	20%	23%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$125.05		$116.83	$95.79	$78.68	$82.38	$57.07

Income (loss) from investment operations:
Net investment income (loss) (1)	0.83		1.26	0.89	0.94	0.50	0.36
Net realized and unrealized gain (loss) (2)	(6.22)		9.05	21.02	17.14	(3.62)	25.31

Total from investment operations	(5.39)		10.31	21.91	18.08	(3.12)	25.67

Net equalization credits and charges (1)	0.04		0.03	0.02	0.04	(0.01)	(0.01)

Distributions to shareholders from:
Net investment income	(0.79)		(1.27)	(0.89)	(1.01)	(0.57)	(0.35)
Net realized gains	(1.48)		(0.85)	—	—	—	—

Total distributions	(2.27)		(2.12)	(0.89)	(1.01)	(0.57)	(0.35)

Net asset value, end of period	$117.43		$125.05	$116.83	$95.79	$78.68	$82.38

Total return (3)	(4.29)%		8.92%	22.94%	22.96%	(3.66)%	45.01%
Net assets, end of period (in 000’s)	$317,056		$243,839	$175,250	$91,003	$62,947	$74,140
Ratio of expenses to average net assets	0.15	%(4)	0.21%	0.25%	0.25%	0.25%	0.28%
Ratio of net investment income (loss) to average net assets	1.36	%(4)	1.04%	0.82%	1.07%	0.65%	0.50%
Portfolio turnover rate (5)	33%		53%	43%	43%	33%	88%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$85.69		$86.27	$68.97	$55.54	$57.18	$44.81

0.86		1.39	1.31	1.23	0.97	1.05
(7.97)		1.48	17.19	13.39	(1.60)	12.42

(7.11)		2.87	18.50	14.62	(0.63)	13.47

0.07		(0.04)	0.04	0.07	(0.03)	(0.03)

(0.87)		(1.38)	(1.23)	(1.26)	(0.98)	(1.07)
(1.83)		(2.03)	(0.01)	—	—	—

(2.70)		(3.41)	(1.24)	(1.26)	(0.98)	(1.07)

$75.95		$85.69	$86.27	$68.97	$55.54	$57.18

(8.25)%		3.31%	27.04%	26.42%	(0.82)%	30.15%
$155,699		$124,247	$112,157	$48,282	$22,215	$22,871
0.15	%(4)	0.21%	0.25%	0.25%	0.25%	0.28%
2.11	%(4)	1.62%	1.67%	1.94%	1.81%	2.00%
32%		44%	36%	33%	28%	82%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$108.25		$105.40	$86.83	$70.53	$70.54	$51.57

Income (loss) from investment operations:
Net investment income (loss) (1)	0.77		1.34	1.11	1.19	0.95	0.70
Net realized and unrealized gain (loss) (2)	(7.25)		5.46	20.68	16.31	(0.20)	19.03

Total from investment operations	(6.48)		6.80	21.79	17.50	0.75	19.73

Net equalization credits and charges (1)	0.02		(0.03)	0.00 (3)	0.01	0.14	(0.01)

Distributions to shareholders from:
Net investment income	(0.78)		(1.39)	(1.09)	(1.21)	(0.90)	(0.71)
Net realized gains	(2.16)		(2.53)	(2.13)	—	—	(0.04)

Total distributions	(2.94)		(3.92)	(3.22)	(1.21)	(0.90)	(0.75)

Voluntary contribution from Adviser	—		—	—	—	—	—

Net asset value, end of period	$98.85		$108.25	$105.40	$86.83	$70.53	$70.54

Total return (5)	(5.95)%		6.55%	25.23%	24.98%	1.35%	38.37%
Net assets, end of period (in 000’s)	$405,284		$411,346	$426,877	$316,922	$183,382	$77,593
Ratio of expenses to average net assets	0.15	%(6)	0.18%	0.20%	0.20%	0.20%	0.24%
Ratio of net investment income (loss) to average net assets	1.48	%(6)	1.28%	1.12%	1.52%	1.40%	1.11%
Portfolio turnover rate (7)	12%		16%	18%	11%	13%	82%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$189.84		$181.62	$145.80	$121.07	$120.92	$82.62

1.25		1.91	1.24	1.57	0.97	0.61
(9.67)		14.55	35.70	24.73	0.28	38.10

(8.42)		16.46	36.94	26.30	1.25	38.71

0.04		0.09	0.05	0.05	(0.02)	(0.00	)(3)

(1.31)		(1.87)	(1.10)	(1.62)	(1.08)	(0.57)
(7.60)		(6.46)	(0.07)	—	—	—

(8.91)		(8.33)	(1.17)	(1.62)	(1.08)	(0.57)

—		—	—	—	—	0.16

$172.55		$189.84	$181.62	$145.80	$121.07	$120.92

(4.51)%		9.40%	25.40%	21.89%	1.07%	47.08	%(4)
$603,921		$560,024	$399,562	$226,000	$151,354	$187,432
0.15	%(6)	0.20%	0.25%	0.25%	0.25%	0.27%

1.35	%(6)	1.06%	0.73%	1.19%	0.85%	0.58%
42%		49%	54%	45%	37%	102%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$106.07		$110.22	$89.75	$71.24	$71.29	$55.88

Income (loss) from investment operations:
Net investment income (loss) (1)	0.81		1.62	1.47	1.37	1.09	1.03
Net realized and unrealized gain (loss) (2)	(8.72)		2.15	20.92	18.57	0.01	15.55

Total from investment operations	(7.91)		3.77	22.39	19.94	1.10	16.58

Net equalization credits and charges (1)	0.03		0.05	0.04	(0.02)	(0.04)	(0.07)

Distributions to shareholders from:
Net investment income	(0.84)		(1.68)	(1.41)	(1.41)	(1.11)	(1.10)
Net realized gains	(4.44)		(6.29)	(0.55)	—	—	—

Total distributions	(5.28)		(7.97)	(1.96)	(1.41)	(1.11)	(1.10)

Net asset value, end of period	$92.91		$106.07	$110.22	$89.75	$71.24	$71.29

Total return (3)	(7.52)%		3.50%	25.09%	28.17%	1.61%	29.68%
Net assets, end of period (in 000’s)	$418,207		$392,578	$308,732	$170,652	$121,201	$124,849
Ratio of expenses to average net assets	0.15	%(4)	0.21%	0.25%	0.25%	0.25%	0.27%
Ratio of net investment income (loss) to average net assets	1.62	%(4)	1.52%	1.43%	1.72%	1.60%	1.56%
Portfolio turnover rate (5)	37%		42%	41%	39%	34%	88%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR Global Dow ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$69.67		$72.15	$58.79	$51.21	$59.50	$48.39

0.58		1.65	1.77	1.41	1.29	1.54
(4.89)		(2.55)	13.34	7.67	(8.35)	10.91

(4.31)		(0.90)	15.11	9.08	(7.06)	12.45

(0.01)		(0.01)	0.02	(0.06)	(0.04)	0.07

(0.66)		(1.57)	(1.77)	(1.44)	(1.19)	(1.41)
—		—	—	—	—	—

(0.66)		(1.57)	(1.77)	(1.44)	(1.19)	(1.41)

$64.69		$69.67	$72.15	$58.79	$51.21	$59.50

(6.18)%		(1.25)%	25.86%	17.68%	(11.90)%	25.99%
$93,830		$108,027	$115,474	$88,220	$92,203	$148,786
0.50	%(4)	0.50%	0.51%	0.50%	0.50%	0.52%
1.72	%(4)	2.33%	2.63%	2.50%	2.44%	2.66%
13%		13%	10%	13%	11%	108%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$84.38		$82.99	$75.91	$72.90	$66.59	$51.05

Income (loss) from investment operations:
Net investment income (loss) (1)	0.17		2.28	2.03	1.85	1.71	1.47
Net realized and unrealized gain (loss) (2)	8.76		1.91	7.56	3.44	6.67	15.98

Total from investment operations	8.93		4.19	9.59	5.29	8.38	17.45

Net equalization credits and charges (1)	—	(3)	0.01	0.01	0.01	0.03	0.02

Distributions to shareholders from:
Net investment income	(1.72)		(2.81)	(2.52)	(2.29)	(2.10)	(1.93)

Total distributions	(1.72)		(2.81)	(2.52)	(2.29)	(2.10)	(1.93)

Net asset value, end of period	$91.59		$84.38	$82.99	$75.91	$72.90	$66.59

Total return (4)	10.66%		4.97%	13.02%	7.36%	13.05%	34.55%
Net assets, end of period (in 000’s)	$3,222,402		$2,863,030	$2,579,540	$2,180,930	$1,959,752	$1,557,086
Ratio of expenses to average net assets	0.25	%(5)	0.25%	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	3.88	%(5)	2.55%	2.66%	2.45%	2.60%	2.40%
Portfolio turnover rate (6)	5%		5%	6%	7%	7%	10%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Bank ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$36.27		$33.41	$28.67		$22.05	$24.00	$22.90

0.30		0.55	0.49		0.52	0.41	0.23
(2.40)		2.86	4.71		6.62	(1.92)	1.08

(2.10)		3.41	5.20		7.14	(1.51)	1.31

—	(3)	0.01	(0.00	)(3)	0.02	(0.02)	(0.01)

(0.32)		(0.56)	(0.46)		(0.54)	(0.42)	(0.20)

(0.32)		(0.56)	(0.46)		(0.54)	(0.42)	(0.20)

$33.85		$36.27	$33.41		$28.67	$22.05	$24.00

(5.81)%		10.36%	18.21%		32.76%	(6.22)%	5.63%
$2,656,974		$3,023,444	$2,492,584		$2,289,295	$1,450,630	$1,684,658
0.35	%(5)	0.35%	0.35%		0.35%	0.35%	0.36%
1.68	%(5)	1.67%	1.54%		2.08%	1.92%	0.92%
29%		18%	29%		28%	55%	16%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$50.69		$49.21	$39.95	$31.02	$35.45	$31.10

Income (loss) from investment operations:
Net investment income (loss) (1)	0.46		0.94	0.95	1.16	0.73	0.73
Net realized and unrealized gain (loss) (2)	(7.27)		1.48	9.13	9.04	(4.09)	4.36

Total from investment operations	(6.81)		2.42	10.08	10.20	(3.36)	5.09

Net equalization credits and charges (1)	(0.04)		(0.01)	0.02	0.09	(0.09)	(0.07)

Distributions to shareholders from:
Net investment income	(0.52)		(0.93)	(0.84)	(1.36)	(0.98)	(0.67)

Total distributions	(0.52)		(0.93)	(0.84)	(1.36)	(0.98)	(0.67)

Net asset value, end of period	$43.32		$50.69	$49.21	$39.95	$31.02	$35.45

Total return (3)	(13.49)%		4.92%	25.39%	33.67%	(9.53)%	16.04%
Net assets, end of period (in 000’s)	$112,638		$177,409	$199,312	$67,907	$23,263	$69,127
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.35%	0.36%	0.38%
Ratio of net investment income (loss) to average net assets	2.01	%(4)	1.92%	2.03%	3.11%	2.40%	2.00%
Portfolio turnover rate (5)	13%		28%	33%	56%	64%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Insurance ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$68.09		$64.15	$54.03	$40.74	$41.73	$35.26

0.66		1.21	0.97	0.98	0.69	0.67
1.43		3.83	10.09	13.31	(0.98)	6.49

2.09		5.04	11.06	14.29	(0.29)	7.16

0.01		0.08	(0.01)	0.06	(0.05)	0.03

(0.69)		(1.18)	(0.93)	(1.06)	(0.65)	(0.72)

(0.69)		(1.18)	(0.93)	(1.06)	(0.65)	(0.72)

$69.50		$68.09	$64.15	$54.03	$40.74	$41.73

3.08%		8.05%	20.52%	35.60%	(0.65)%	20.35%
$549,025		$377,924	$272,622	$318,774	$93,698	$214,897
0.35	%(4)	0.35%	0.35%	0.35%	0.35%	0.37%
1.88	%(4)	1.84%	1.62%	2.04%	1.82%	1.62%
14%		17%	16%	30%	62%	9%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$44.16		$40.32	$33.85	$27.34	$25.45	$23.05

Income (loss) from investment operations:
Net investment income (loss) (1)	0.39		0.71	0.61	0.60	0.45	0.37
Net realized and unrealized gain (loss) (2)	(2.20)		3.79	6.45	6.49	1.90	2.42

Total from investment operations	(1.81)		4.50	7.06	7.09	2.35	2.79

Voluntary Contribution from Adviser	—		—	—	—	—	—

Net equalization credits and charges (1)	0.01		0.04	0.01	0.01	0.02	(0.02)

Distributions to shareholders from:
Net investment income	(0.42)		(0.70)	(0.60)	(0.59)	(0.48)	(0.37)

Total distributions	(0.42)		(0.70)	(0.60)	(0.59)	(0.48)	(0.37)

Net asset value, end of period	$41.94		$44.16	$40.32	$33.85	$27.34	$25.45

Total return (4)	(4.08)%		11.40%	20.94%	26.20%	9.59%	12.00%
Net assets, end of period (in 000’s)	$2,575,064		$2,755,536	$2,576,688	$1,770,490	$1,167,653	$558,689
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	1.80	%(5)	1.76%	1.59%	2.04%	1.77%	1.50%
Portfolio turnover rate (6)	51%		27%	28%	29%	44%	13%

*	On September 8, 2015, the SPDR Morgan Stanley Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	If the Adviser had not made a one-time voluntary contribution during the period ended December 31, 2015, the total return would have been 7.62%.

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
Six Months Ended 12/31/15 (Unaudited)*		Year Ended 6/30/15*	Year Ended 6/30/14*	Year Ended 6/30/13*	Year Ended 6/30/12*	Year Ended 6/30/11*
$50.26		$47.72	$37.09	$32.05	$32.72	$25.66

0.24		0.48	0.48	0.38	0.25	0.18
3.58		2.48	10.64	5.05	(0.64)	7.09

3.82		2.96	11.12	5.43	(0.39)	7.27

0.06		—	—	—	—	—

—	(3)	0.03	(0.01)	(0.01)	(0.01)	(0.01)

(0.26)		(0.45)	(0.48)	(0.38)	(0.27)	(0.20)

(0.26)		(0.45)	(0.48)	(0.38)	(0.27)	(0.20)

$53.88		$50.26	$47.72	$37.09	$32.05	$32.72

7.74%		6.27%	30.05%	16.93%	(1.21)%	28.27%
$474,125		$412,108	$224,296	$178,029	$166,653	$206,119
0.35	%(5)	0.42%	0.50%	0.50%	0.50%	0.53%
0.92	%(5)	0.94%	1.09%	1.08%	0.79%	0.57%
33%		9%	24%	27%	21%	10%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$76.23		$76.57	$66.41	$55.66	$54.06	$45.13

Income (loss) from investment operations:
Net investment income (loss) (1)	1.01		1.88	1.69	1.79	1.80	1.73
Net realized and unrealized gain (loss) (2)	(0.04)		1.59	11.42	10.78	1.53	8.80

Total from investment operations	0.97		3.47	13.11	12.57	3.33	10.53

Net equalization credits and charges (1)	0.01		0.00 (3)	(0.02)	0.01	0.06	0.14

Distributions to shareholders from:
Net investment income	(1.05)		(1.86)	(1.70)	(1.83)	(1.79)	(1.74)
Net realized gains	(2.61)		(1.95)	(1.23)	—	—	—

Total distributions	(3.66)		(3.81)	(2.93)	(1.83)	(1.79)	(1.74)

Net asset value, end of period	$73.55		$76.23	$76.57	$66.41	$55.66	$54.06

Total return (4)	1.28%		4.45%	20.00%	22.87%	6.46%	23.82%
Net assets, end of period (in 000’s)	$12,820,780		$12,925,516	$12,806,768	$11,936,789	$9,123,307	$5,982,242
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	2.65	%(5)	2.41%	2.35%	2.92%	3.34%	3.31%
Portfolio turnover rate (6)	14%		28%	33%	44%	94%	52%

*	Commencement of operations.
**	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF
Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**	Year Ended 6/30/13**	For the Period 9/28/11* - 6/30/12**
$57.12		$49.81	$38.36	$29.46	$25.00

0.17		0.51	0.88	0.57	0.26
(3.53)		7.20	11.77	9.04	4.45

(3.36)		7.71	12.65	9.61	4.71

—	(3)	0.07	0.04	0.01	(0.00	)(3)

(0.20)		(0.47)	(0.79)	(0.55)	(0.25)
(0.72)		—	(0.45)	(0.17)	—

(0.92)		(0.47)	(1.24)	(0.72)	(0.25)

$52.84		$57.12	$49.81	$38.36	$29.46

(5.89)%		15.63%	33.22%	33.01%	18.86%
$166,443		$159,928	$49,808	$15,345	$14,731
0.35	%(5)	0.35%	0.35%	0.35%	0.35	%(5)
0.63	%(5)	0.93%	1.81%	1.75%	1.18	%(5)
61%		42%	33%	34%	23%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**	Year Ended 6/30/13**		Year Ended 6/30/12**	Year Ended 6/30/11**
Net asset value, beginning of period	$84.11		$51.33	$34.97	$29.49		$24.34	$17.27

Income (loss) from investment operations:
Net investment income (loss) (1)	0.18		0.52	0.37	0.10		(0.04)	(0.07)
Net realized and unrealized gain (loss) (2)	(13.88)		32.83	16.33	5.48		5.16	7.14

Total from investment operations	(13.70)		33.35	16.70	5.58		5.12	7.07

Net equalization credits and charges (1)	(0.01)		0.01	0.02	(0.00	)(3)	0.03	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.20)		(0.58)	(0.36)	(0.10)		—	—
Net realized gains	—		—	—	—		—	—

Total distributions	(0.20)		(0.58)	(0.36)	(0.10)		—	—

Net asset value, end of period	$70.20		$84.11	$51.33	$34.97		$29.49	$24.34

Total return (4)	(16.31)%		65.37%	48.59%	18.35%		21.15%	40.92%
Net assets, end of period (in 000’s)	$2,211,143		$2,750,480	$1,108,657	$849,853		$641,452	$642,639
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%		0.35%	0.37%
Ratio of net investment income (loss) to average net assets	0.47	%(5)	0.81%	0.84%	0.31%		(0.15)%	(0.31)%
Portfolio turnover rate (6)	40%		78%	86%	61%		61%	74%

*	Commencement of operations.
**	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split and the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect these splits. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF
Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**		Year Ended 6/30/13**		Year Ended 6/30/12**		For the Period 1/26/11* - 6/30/11**
$47.03		$39.40	$31.68		$28.65		$27.55		$25.19

0.06		0.14	0.15		0.12		0.05		0.02
0.36		8.27	7.68		3.46		1.18		2.35

0.42		8.41	7.83		3.58		1.23		2.37

—	(3)	0.01	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)

(0.09)		(0.14)	(0.11)		(0.11)		(0.05)		(0.01)
(3.08)		(0.65)	—		(0.44)		(0.08)		—

(3.17)		(0.79)	(0.11)		(0.55)		(0.13)		(0.01)

$44.28		$47.03	$39.40		$31.68		$28.65		$27.55

0.77%		21.52%	24.74%		12.70%		4.51%		9.43%
$50,919		$47,027	$31,522		$19,009		$22,919		$19,284
0.35	%(5)	0.35%	0.35%		0.35%		0.35%		0.35	%(5)
0.26	%(5)	0.31%	0.39%		0.39%		0.20%		0.12	%(5)
22%		40%	46%		34%		42%		21%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**	Year Ended 6/30/13**	For the Period 9/28/11* - 6/30/12**
Net asset value, beginning of period	$65.55		$50.01	$40.48	$31.01	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.04		0.12	0.14	0.27	0.10
Net realized and unrealized gain (loss) (2)	(7.74)		16.07	9.63	10.51	6.00

Total from investment operations	(7.70)		16.19	9.77	10.78	6.10

Net equalization credits and charges (1)	—	(3)	(0.02)	(0.01)	0.02	—	(3)

Distributions to shareholders from:
Net investment income	(0.05)		(0.10)	(0.11)	(0.31)	(0.09)
Net realized gains	(0.46)		(0.53)	(0.12)	(1.02)	—

Total distributions	(0.51)		(0.63)	(0.23)	(1.33)	(0.09)

Net asset value, end of period	$57.34		$65.55	$50.01	$40.48	$31.01

Total return (4)	(11.76)%		32.52%	24.16%	35.66%	24.35%
Net assets, end of period (in 000’s)	$192,076		$196,629	$80,011	$44,526	$9,301
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.12	%(5)	0.21%	0.30%	0.75%	0.42	%(5)
Portfolio turnover rate (6)	20%		37%	33%	48%	25%

*	Commencement of operations.
**	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$36.60		$32.75	$29.45	$21.36	$18.05	$14.32

0.09		0.18	0.14	0.16	0.24	0.13
(2.42)		3.86	3.30	8.08	3.29	3.93

(2.33)		4.04	3.44	8.24	3.53	4.06

—	(3)	(0.01)	(0.01)	0.01	0.01	0.01

(0.10)		(0.18)	(0.13)	(0.16)	(0.23)	(0.34)
—		—	—	—	—	—

(0.10)		(0.18)	(0.13)	(0.16)	(0.23)	(0.34)

$34.17		$36.60	$32.75	$29.45	$21.36	$18.05

(6.40)%		12.37%	11.64%	38.64%	19.85%	28.59%
$1,675,868		$1,757,020	$1,897,730	$2,475,307	$1,321,402	$774,381
0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.37%
0.49	%(5)	0.53%	0.44%	0.59%	1.30%	0.78%
30%		25%	31%	36%	46%	38%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$24.34		$42.26	$33.20	$41.49	$69.40	$45.67

Income (loss) from investment operations:
Net investment income (loss) (1)	0.23		0.50	0.56	0.61	0.55	0.40
Net realized and unrealized gain (loss) (2)	(9.41)		(17.82)	9.07	(8.29)	(27.86)	23.76

Total from investment operations	(9.18)		(17.32)	9.63	(7.68)	(27.31)	24.16

Net equalization credits and charges (1)	0.04		(0.01)	(0.04)	0.01	(0.03)	(0.01)

Distributions to shareholders from:
Net investment income	(0.25)		(0.59)	(0.53)	(0.62)	(0.57)	(0.42)

Total distributions	(0.25)		(0.59)	(0.53)	(0.62)	(0.57)	(0.42)

Net asset value, end of period	$14.95		$24.34	$42.26	$33.20	$41.49	$69.40

Total return (4)	(37.58)%		(41.32)%	28.96%	(18.75)%	(39.46)%	52.93%
Net assets, end of period (in 000’s)	$234,035		$266,503	$494,491	$610,940	$769,680	$1,131,189
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	2.46	%(5)	1.55%	1.41%	1.45%	1.06%	0.63%
Portfolio turnover rate (6)	35%		38%	35%	36%	32%	68%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12	Year Ended 6/30/11
$26.05		$49.28		$39.15		$30.74		$41.48	$25.04

0.19		0.51		0.34		0.28		0.14	0.28
(8.50)		(23.24)		10.13		8.41		(10.73)	16.44

(8.31)		(22.73)		10.47		8.69		(10.59)	16.72

—	(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00 (3)	0.02

(0.19)		(0.50)		(0.34)		(0.28)		(0.15)	(0.30)

(0.19)		(0.50)		(0.34)		(0.28)		(0.15)	(0.30)

$17.55		$26.05		$49.28		$39.15		$30.74	$41.48

(31.87)%		(46.22)%		26.84%		28.34%		(25.56)%	67.00%
$177,298		$246,186		$349,887		$260,329		$248,972	$489,450
0.35	%(5)	0.35%		0.35%		0.35%		0.35%	0.37%
1.80	%(5)	1.56%		0.77%		0.77%		0.39%	0.77%
20%		36%		26%		31%		30%	96%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$46.73		$82.28	$58.23	$50.40	$58.77	$39.02

Income (loss) from investment operations:
Net investment income (loss) (1)	0.31		0.71	0.59	0.79	0.44	0.48
Net realized and unrealized gain (loss) (2)	(16.50)		(35.58)	23.89	7.79	(8.37)	19.76

Total from investment operations	(16.19)		(34.87)	24.48	8.58	(7.93)	20.24

Net equalization credits and charges (1)	0.02		0.04	0.07	0.05	0.01	(0.01)

Other capital	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.33)		(0.72)	(0.50)	(0.80)	(0.45)	(0.48)
Net realized gains	—		—	—	—	—	—

Total distributions	(0.33)		(0.72)	(0.50)	(0.80)	(0.45)	(0.48)

Voluntary contribution from Adviser	—		—	—	—	—	—

Net asset value, end of period	$30.23		$46.73	$82.28	$58.23	$50.40	$58.77

Total return (4)	(34.63)%		(42.42)%	42.27%	17.18%	(13.49)%	51.84%
Net assets, end of period (in 000’s)	$1,768,364		$1,420,613	$1,456,408	$858,947	$866,842	$593,571
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	1.67	%(6)	1.29%	0.85%	1.42%	0.82%	0.92%
Portfolio turnover rate (7)	25%		44%	46%	40%	42%	87%

*	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the year ended 6/30/15, the total return would have been 26.88%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
Six Months Ended 12/31/15 (Unaudited)*		Year Ended 6/30/15*		Year Ended 6/30/14*	Year Ended 6/30/13*	Year Ended 6/30/12*	Year Ended 6/30/11*
$62.34		$51.86		$35.20	$29.67	$25.45	$19.33

0.13		0.41		0.27	0.59	0.23	0.22
(7.79)		13.08		17.28	5.51	4.25	6.21

(7.66)		13.49		17.55	6.10	4.48	6.43

—	(3)	0.00	(3)	0.02	(0.01)	0.02	— (3)

—		—		—	—	—	—

(0.15)		(0.42)		(0.27)	(0.56)	(0.24)	(0.21)
(3.32)		(2.64)		(0.64)	—	(0.04)	(0.10)

(3.47)		(3.06)		(0.91)	(0.56)	(0.28)	(0.31)

—		0.05		—	—	—	—

$51.21		$62.34		$51.86	$35.20	$29.67	$25.45

(12.35)%		26.97	%(5)	50.33%	20.81%	17.86%	33.35%
$668,264		$1,134,542		$954,135	$471,716	$471,793	$244,298
0.35	%(6)	0.35%		0.35%	0.35%	0.35%	0.36%
0.45	%(6)	0.72%		0.60%	1.92%	0.86%	0.96%
44%		65%		68%	44%	31%	50%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/15 (Unaudited)*		Year Ended 6/30/15*	Year Ended 6/30/14*	Year Ended 6/30/13*	Year Ended 6/30/12*	Year Ended 6/30/11*
Net asset value, beginning of period	$49.33		$43.38	$38.28	$29.52	$26.74	$17.83

Income (loss) from investment operations:
Net investment income (loss) (1)	0.23		0.54	0.28	0.51	0.30	0.23
Net realized and unrealized gain (loss) (2)	(6.03)		5.85	5.12	8.80	2.75	8.84

Total from investment operations	(5.80)		6.39	5.40	9.31	3.05	9.07

Net equalization credits and charges (1)	(0.01)		0.05	0.01	(0.02)	0.02	0.07

Distributions to shareholders from:
Net investment income	(0.24)		(0.49)	(0.31)	(0.53)	(0.29)	(0.23)

Total distributions	(0.24)		(0.49)	(0.31)	(0.53)	(0.29)	(0.23)

Net asset value, end of period	$43.28		$49.33	$43.38	$38.28	$29.52	$26.74

Total return (3)	(11.78)%		14.87%	14.13%	31.78%	11.56%	51.46%
Net assets, end of period (in 000’s)	$649,136		$1,173,933	$628,931	$1,175,195	$720,212	$548,165
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	0.98	%(4)	1.15%	0.67%	1.53%	1.10%	1.01%
Portfolio turnover rate (5)	21%		45%	40%	29%	39%	69%

*	On September 8, 2015, the SPDR S&P Retail ETF and the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect these splits. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
Six Months Ended 12/31/15 (Unaudited)*		Year Ended 6/30/15*	Year Ended 6/30/14*	Year Ended 6/30/13*	Year Ended 6/30/12*	Year Ended 6/30/11*
$43.06		$37.58	$26.68	$22.33	$28.01	$20.93

0.13		0.21	0.18	0.19	0.22	0.11
0.64		5.47	10.87	4.36	(5.70)	7.15

0.77		5.68	11.05	4.55	5.48	7.26

0.02		0.01	0.02	(0.02)	(0.01)	(0.01)

(0.14)		(0.21)	(0.17)	(0.18)	(0.19)	(0.17)

(0.14)		(0.21)	(0.17)	(0.18)	(0.19)	(0.17)

$43.71		$43.06	$37.58	$26.68	$22.33	$28.01

1.87%		15.18%	41.59%	20.40%	(19.65)%	34.66%
$236,024		$219,604	$165,348	$50,695	$37,952	$114,841
0.35	%(4)	0.35%	0.35%	0.35%	0.35%	0.37%
0.61	%(4)	0.53%	0.55%	0.77%	0.89%	0.40%
29%		42%	30%	38%	36%	88%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**	Year Ended 6/30/13**	For the Period 9/28/11* - 6/30/12**
Net asset value, beginning of period	$51.17		$44.33	$36.45	$30.74	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.06		0.18	0.20	0.39	0.08
Net realized and unrealized gain (loss) (2)	(0.76)		6.90	8.65	6.47	5.74

Total from investment operations	(0.70)		7.08	8.85	6.86	5.82

Net equalization credits and charges (1)	—	(3)	(0.01)	0.02	(0.04)	(0.01)

Distributions to shareholders from:
Net investment income	(0.12)		(0.17)	(0.17)	(0.38)	(0.07)
Net realized gains	(0.09)		(0.06)	(0.82)	(0.73)	—

Total distributions	(0.21)		(0.23)	(0.99)	(1.11)	(0.07)

Net asset value, end of period	$50.26		$51.17	$44.33	$36.45	$30.74

Total return (4)	(1.37)%		16.00%	24.31%	22.66%	23.25%
Net assets, end of period (in 000’s)	$50,259		$51,168	$31,030	$14,580	$18,445
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.45	%(5)	0.37%	0.46%	1.18%	0.35	%(5)
Portfolio turnover rate (6)	32%		36%	41%	37%	32%

*	Commencement of operations.
**	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P Telecom ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	For the Period 1/26/11* - 6/30/11
$57.47		$56.90	$48.70	$41.14	$51.59	$51.00

0.06		0.79	0.56	1.08	0.44	0.15
(1.14)		0.43	8.01	7.86	(10.42)	0.45

(1.08)		1.22	8.57	8.94	(9.98)	0.60

(0.02)		0.03	0.15	(0.16)	(0.07)	0.13

(0.42)		(0.68)	(0.52)	(1.22)	(0.40)	(0.14)
—		—	—	—	—	—

(0.42)		(0.68)	(0.52)	(1.22)	(0.40)	(0.14)

$55.95		$57.47	$56.90	$48.70	$41.14	$51.59

(1.89)%		2.21%	17.92%	21.47%	(19.47)%	1.43%
$22,381		$71,843	$25,604	$7,305	$4,114	$10,318
0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.35	%(5)
1.31	%(5)	1.34%	1.03%	2.38%	1.01%	0.67	%(5)
14%		47%	46%	42%	50%	64%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/15 (Unaudited)**		Year Ended 6/30/15**	Year Ended 6/30/14**	Year Ended 6/30/13**	Year Ended 6/30/12**		For the Period 1/26/11* - 6/30/11**
Net asset value, beginning of period	$48.48		$46.85	$33.15	$24.78	$26.54		$25.44

Income (loss) from investment operations:
Net investment income (loss) (1)	0.13		0.23	0.20	0.21	0.12		0.05
Net realized and unrealized gain (loss) (2)	(5.43)		1.64	13.67	8.39	(1.76)		1.09

Total from investment operations	(5.30)		1.87	13.87	8.60	(1.64)		1.14

Net equalization credits and charges (1)	(0.01)		— (3)	0.02	0.01	(0.00	)(3)	0.01

Distributions to shareholders from:
Net investment income	(0.13)		(0.22)	(0.19)	(0.24)	(0.12)		(0.04)
Net realized gains	(0.20)		(0.02)	—	—	—		—
Return of capital	—		—	—	—	—		(0.01)

Total distributions	(0.33)		(0.24)	(0.19)	(0.24)	(0.12)		(0.05)

Net asset value, end of period	$42.84		$48.48	$46.85	$33.15	$24.78		$26.54

Total return (4)	(10.94)%		3.94%	41.97%	34.87%	(6.14)%		4.52%
Net assets, end of period (in 000’s)	$186,361		$368,395	$224,865	$46,411	$12,391		$15,923
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.35%		0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.53	%(5)	0.45%	0.49%	0.68%	0.50%		0.41	%(5)
Portfolio turnover rate (6)	18%		26%	33%	36%	25%		19%

*	Commencement of operations.
**	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF						SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
$83.36		$84.11	$70.33	$60.00		$88.05		$83.39	$67.80	$60.00

—		1.74	1.45	0.95		0.76		1.39	1.06	0.79
(2.48)		2.19	15.16	10.31		0.26		4.85	15.94	7.75

(2.48)		3.93	16.61	11.26		1.02		6.24	17.00	8.54

—		0.10	—	—		(0.09)		(0.03)	(0.01)	0.06

(1.01)		(1.71)	(1.45)	(0.93)		(0.81)		(1.27)	(1.00)	(0.80)
(3.10)		(3.07)	(1.38)	—		—		(0.28)	(0.40)	—
—		—	—	—		—		—	—	—

(4.11)		(4.78)	(2.83)	(0.93)		(0.81)		(1.55)	(1.40)	(0.80)

$76.77		$83.36	$84.11	$70.33		$88.17		$88.05	$83.39	$67.80

(3.00)%		4.76%	23.91%	18.85%		1.08%		7.47%	25.21%	14.39%
$3,838		$12,504	$8,411	$7,033		$13,226		$17,611	$12,508	$10,170
0.12	%(5)	0.24%	0.35%	0.35	%(5)	0.12	%(5)	0.25%	0.35%	0.35	%(5)
2.35	%(5)	2.06%	1.87%	2.12	%(5)	1.73	%(5)	1.61%	1.38%	1.78	%(5)
2%		12%	12%	12%		30%		70%	55%	36%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS*

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$72.41		$72.96	$62.81	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.94		1.79	1.63	0.55
Net realized and unrealized gain (loss) (2)	1.82		2.93	10.80	2.67

Total from investment operations	2.76		4.72	12.43	3.22

Net equalization credits and charges (1)	0.05		0.11	—	0.11

Distributions to shareholders from:
Net investment income	(1.03)		(1.71)	(1.55)	(0.52)
Net realized gains	(0.35)		(3.67)	(0.73)	—

Total distributions	(1.38)		(5.38)	(2.28)	(0.52)

Net asset value, end of period	$73.84		$72.41	$72.96	$62.81

Total return (4)	3.93%		6.50%	20.06%	5.55%
Net assets, end of period (in 000’s)	$33,229		$28,962	$10,944	$9,422
Ratio of expenses to average net assets	0.12	%(5)	0.15%	0.20%	0.20	%(5)
Ratio of net investment income (loss) to average net assets	2.57	%(5)	2.41%	2.40%	2.46	%(5)
Portfolio turnover rate (6)	41%		75%	59%	31%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF						SPDR MSCI USA Quality Mix ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13		Six Months Ended 12/31/15 (Unaudited)		For the Period 4/15/15* - 6/30/15
$77.00		$73.85	$62.28	$60.00		$58.58		$60.00

1.22		1.97	1.84	0.72		0.62		0.26
(2.95)		3.40	12.33	2.07		0.64		(1.44)

(1.73)		5.37	14.17	2.79		1.26		(1.18)

0.05		(0.18)	0.20	0.06		—	(3)	—

(1.23)		(1.65)	(1.90)	(0.57)		(0.65)		(0.24)
(0.10)		(0.39)	(0.90)	—		(0.01)		—

(1.33)		(2.04)	(2.80)	(0.57)		(0.66)		(0.24)

$73.99		$77.00	$73.85	$62.28		$59.18		$58.58

(2.17)%		7.06%	23.32%	4.74%		2.18%		(1.98)%
$36,996		$34,649	$14,770	$9,342		$5,918		$5,858
0.12	%(5)	0.18%	0.25%	0.25	%(5)	0.15	%(5)	0.15	%(5)
3.21	%(5)	2.59%	2.65%	3.24	%(5)	2.09	%(5)	2.11	%(5)
22%		38%	54%	29%		9%		10%

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$43.32		$43.57	$43.57	$45.21	$45.62	$42.15

Income (loss) from investment operations:
Net investment income (loss) (1)	1.24		2.42	2.55	2.86	3.09	2.98
Net realized and unrealized gain (loss) (2)	1.40		(0.23)	0.39	(1.72)	(0.84)	3.32

Total from investment operations	2.64		2.19	2.94	1.14	2.25	6.30

Net equalization credits and charges (1)	0.06		0.01	(0.10)	0.06	0.18	0.22

Distributions to shareholders from:
Net investment income	(1.41)		(2.45)	(2.84)	(2.84)	(2.84)	(3.05)

Total distributions	(1.41)		(2.45)	(2.84)	(2.84)	(2.84)	(3.05)

Net asset value, end of period	$44.61		$43.32	$43.57	$43.57	$45.21	$45.62

Total return (3)	6.32%		5.11%	7.07%	2.70%	5.70%	15.64%
Net assets, end of period (in 000’s)	$350,205		$292,431	$259,219	$361,658	$253,174	$118,609
Ratio of expenses to average net assets	0.45	%(4)	0.45%	0.45%	0.45%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets	5.55	%(4)	5.48%	6.08%	6.27%	6.99%	6.57%
Portfolio turnover rate (5)	19%		48%	23%	67%	69%	26%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2015, the Trust offered seventy-six (76) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following forty-five (45) Funds:

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Free ETF

SPDR Russell Small Cap Completeness ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR Russell 1000 Low Volatility ETF

SPDR Russell 2000 Low Volatility ETF

SPDR MSCI USA Quality Mix ETF

SPDR Wells Fargo Preferred Stock ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

SPDR S&P 500 High Dividend ETF was formed on October 21, 2015 and commenced operations on October 22, 2015. SPDR S&P 500 Fossil Fuel Free ETF was formed on November 30, 2015 and commenced operations on December 1, 2015. SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF and SPDR Russell Low Volatility Focus ETF were formed on November 30, 2015 and commenced operations on December 3, 2015.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. Unless otherwise indicated on the Schedule of Investments, the values of securities of the Funds are determined based on Level 1 inputs. The Funds had no transfers between levels for the period ended December 31, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income, if any, is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

SSGA FM has reviewed the tax positions for the open tax years as of June 30, 2015 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

For the period ended December 31, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss) Reclassified to Paid in Capital
SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	5,324,248
SPDR Russell 1000 Yield Focus ETF	—
SPDR Russell 1000 Momentum Focus ETF	—
SPDR Russell 1000 Low Volatility Focus ETF	—
SPDR S&P 500 Buyback ETF	(398,431)
SPDR S&P 500 Growth ETF	10,950,482
SPDR S&P 500 Value ETF	1,092,355
SPDR S&P 500 High Dividend ETF	64,189
SPDR S&P 500 Fossil Fuel Free ETF	—
SPDR Russell Small Cap Completeness ETF	5,177,552
SPDR S&P 400 Mid Cap Growth ETF	4,673,319
SPDR S&P 400 Mid Cap Value ETF	551,893
SPDR S&P 600 Small Cap ETF	3,402,240
SPDR S&P 600 Small Cap Growth ETF	13,482,653
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	1,435,724
SPDR Dow Jones REIT ETF	49,060,835
SPDR S&P Bank ETF	213,135,021
SPDR S&P Capital Markets ETF	2,969,929
SPDR S&P Insurance ETF	22,184,906
SPDR S&P Regional Banking ETF	82,465,449
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	133,580,336
SPDR S&P Aerospace & Defense ETF	13,715,922
SPDR S&P Biotech ETF	198,546,850
SPDR S&P Health Care Equipment ETF	854,034
SPDR S&P Health Care Services ETF	5,555,337
SPDR S&P Homebuilders ETF	72,362,155
SPDR S&P Metals & Mining ETF	698,765
SPDR S&P Oil & Gas Equipment & Services ETF	321,156
SPDR S&P Oil & Gas Exploration & Production ETF	35,276,930

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Net Gain (Loss) Reclassified to Paid in Capital
SPDR S&P Pharmaceuticals ETF	$27,716,485
SPDR S&P Retail ETF	(15,874,591)
SPDR S&P Semiconductor ETF	2,766,246
SPDR S&P Software & Services ETF	1,521,513
SPDR S&P Telecom ETF	(3,151,606)
SPDR S&P Transportation ETF	2,983,155
SPDR S&P 1500 Value Tilt ETF	1,343,544
SPDR S&P 1500 Momentum Tilt ETF	643,592
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	646,605

At June 30, 2015, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2016	2017	2018	2019	2020	Non-Expiring — Short Term	Non-Expiring — Long Term
SPDR Russell 3000 ETF	$—	$—	$418,316	$1,146,926	$—	$—	$—
SPDR Russell 1000 ETF	—	—	403,990	227,965	—	—	—
SPDR Russell 2000 ETF	—	—	—	—	—	—	—
SPDR S&P 500 Buyback ETF	—	—	—	—	—	—	—
SPDR S&P 500 Growth ETF	—	—	22,098,833	4,526,393	—	—	—
SPDR S&P 500 Value ETF	—	—	—	—	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—
SPDR Global Dow ETF	—	12,535,918	9,895,403	1,919,341	—	—	6,698,542
SPDR Dow Jones REIT ETF	—	1,122,565	192,486,170	41,263,965	—	—	85,045,108
SPDR S&P Bank ETF	435,385	118,852,502	300,189,040	58,102,723	—	139,034,849	181,691,179
SPDR S&P Capital Markets ETF	9,042,847	23,772,407	28,551,883	3,599,019	—	6,513,476	24,903,631
SPDR S&P Insurance ETF	514,950	1,401,569	15,750,318	2,228,942	—	7,132,239	16,291,911
SPDR S&P Regional Banking ETF	—	24,075,194	150,464,974	69,415,296	—	40,585,640	144,601,122
SPDR Morgan Stanley Technology ETF	745,443	2,659,957	20,984,667	—	—	—	1,610,787
SPDR S&P Dividend ETF	—	—	—	—	—	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	—	—	48,014,729	31,726,818	—	—	—
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	8,203,751	24,813,335	116,404,014	6,579,404	—	170,338,426	117,956,034
SPDR S&P Metals & Mining ETF	—	49,841,508	215,129,022	37,272,818	—	219,094,704	513,496,631
SPDR S&P Oil & Gas Equipment & Services ETF	—	1,830,538	54,465,863	10,490,714	—	55,558,109	50,336,450

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	2016	2017	2018	2019	2020	Non-Expiring — Short Term	Non-Expiring — Long Term
SPDR S&P Oil & Gas Exploration & Production ETF	$—	$11,779,459	$112,377,725	$24,606,261	$—	$428,214,435	$210,183,184
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—
SPDR S&P Retail ETF	1,022,978	250,690	32,271,270	5,453,137	—	82,749,304	51,945,531
SPDR S&P Semiconductor ETF	—	12,113,199	5,691,659	1,965,596	—	8,109,945	7,951,462
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	1,826,888	1,002,213
SPDR S&P Transportation ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	546,877	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR MSCI USA Quality Mix ETF	—	—	—	—	—	3,280	—
SPDR Wells Fargo Preferred Stock ETF	—	—	18,976	173,528	—	8,409,971	5,675,432

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Buyback ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	—	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	(494,185)	—
SPDR S&P Homebuilders ETF	—	—

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
SPDR S&P Metals & Mining ETF	$—	$—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR MSCI USA Quality Mix ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

3.	Fees and Compensation Paid to Affiliates and other Related Party Transactions Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Russell 3000 ETF	0.10%
SPDR Russell 1000 ETF	0.10
SPDR Russell 2000 ETF	0.12
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 500 Growth ETF	0.15
SPDR S&P 500 Value ETF	0.15
SPDR S&P 500 High Dividend ETF	0.12
SPDR S&P 500 Fossil Fuel Free ETF	0.25
SPDR Russell Small Cap Completeness ETF	0.10
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Annual Rate
SPDR Global Dow ETF	0.50%
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR Russell 1000 Low Volatility ETF	0.12
SPDR Russell 2000 Low Volatility ETF	0.12
SPDR MSCI USA Quality Mix ETF	0.15
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

On October 29, 2014, the Adviser agreed to make a voluntary contribution of $843,438 to the SPDR S&P Pharmaceuticals ETF in connection with a portfolio investment matter.

On November 2, 2015, the Adviser agreed to make a voluntary contribution of $512,060 to the SPDR Morgan Stanley Technology ETF in connection with a portfolio matter.

SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended December 31, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending Agent Fees
SPDR Russell 3000 ETF	$6,646
SPDR Russell 1000 ETF	1,484
SPDR Russell 2000 ETF	12,344
SPDR Russell 1000 Yield Focus ETF	—
SPDR Russell 1000 Momentum Focus ETF	—
SPDR Russell 1000 Low Volatility Focus ETF	—
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	2,524
SPDR S&P 500 Value ETF	2,311
SPDR S&P 500 High Dividend ETF	—
SPDR S&P 500 Fossil Fuel Free ETF	—
SPDR Russell Small Cap Completeness ETF	10,176
SPDR S&P 400 Mid Cap Growth ETF	3,736
SPDR S&P 400 Mid Cap Value ETF	6,164
SPDR S&P 600 Small Cap ETF	27,634
SPDR S&P 600 Small Cap Growth ETF	48,336
SPDR S&P 600 Small Cap Value ETF	22,098
SPDR Global Dow ETF	2,642
SPDR Dow Jones REIT ETF	17,594
SPDR S&P Bank ETF	36,825
SPDR S&P Capital Markets ETF	18,180
SPDR S&P Insurance ETF	4,030
SPDR S&P Regional Banking ETF	38,614
SPDR Morgan Stanley Technology ETF	7,816
SPDR S&P Dividend ETF	118,808
SPDR S&P Aerospace & Defense ETF	3,943
SPDR S&P Biotech ETF	1,628,939
SPDR S&P Health Care Equipment ETF	10,953
SPDR S&P Health Care Services ETF	3,410
SPDR S&P Homebuilders ETF	24,415
SPDR S&P Metals & Mining ETF	266,969
SPDR S&P Oil & Gas Equipment & Services ETF	57,121
SPDR S&P Oil & Gas Exploration & Production ETF	1,103,182
SPDR S&P Pharmaceuticals ETF	113,670
SPDR S&P Retail ETF	115,999
SPDR S&P Semiconductor ETF	11,080
SPDR S&P Software & Services ETF	7,218
SPDR S&P Telecom ETF	5,517

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Securities Lending Agent Fees
SPDR S&P Transportation ETF	$17,323
SPDR S&P 1500 Value Tilt ETF	243
SPDR S&P 1500 Momentum Tilt ETF	376
SPDR Russell 1000 Low Volatility ETF	798
SPDR Russell 2000 Low Volatility ETF	2,124
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	19,733

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2016 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid authorized participants in certain creation and redemption activity for which the Distributor receives commissions from authorized participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of authorized participants.

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds (together the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $200,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trusts also reimburse each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2015 and for the period then ended are:

	Number of Shares Held at 6/30/2015	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain/(Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	4,627	$356,279	$10,438	146	$—	—	4,773	$316,736	$3,246	$—
SPDR Russell 1000 ETF	1,428	109,956	14,353	192	—	—	1,620	107,503	1,069	—
SPDR Russell 1000 Momentum Focus ETF	—	—	48,395	678	—	—	678	44,992	—	—
SPDR S&P 500 Buyback ETF	2,035	156,695	5,681	83	48,700	715	1,403	93,103	1,151	(4,345)
SPDR S&P 500 Value ETF	11,102	854,854	17,399	239	84,843	1,240	10,101	670,302	7,025	(5,795)
SPDR S&P 500 Fossil Fuel Free ETF	—	—	97,481	1,416	—	—	1,416	93,966	481	—
SPDR S&P Capital Markets ETF	59,933	4,614,841	622,990	9,428	1,468,934	21,262	48,099	3,191,850	33,300	(7,333)
SPDR S&P 1500 Value Tilt ETF	166	12,782	—	—	7,528	112	54	3,583	75	2,570
SPDR S&P 1500 Momentum Tilt ETF	371	28,567			16,109	225	146	9,688	231	36
SPDR MSCI USA Quality Mix ETF	62	4,774	—	—	—	—	62	4,114	42	—
SPDR Wells Fargo Preferred Stock ETF	350,567	8,800,075	4,283,005	89,351	3,636,791	35,218	404,700	10,883,783	252,259	9,596

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at December 31, 2015 and for the period then ended are:

SPDR S&P Dividend ETF	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain/(Loss)
			Cost	Shares	Proceeds	Shares
Questar Corp	6,823,933	$142,688,439	$82,494,139	4,044,135	$24,676,237	1,202,705	9,665,363	$188,281,271	$3,322,059	$(2,131,703)

SPDR S&P Oil & Gas Exploration & Production ETF	Number of Shares Held at 6/30/15	Value at 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain/(Loss)
			Cost	Shares	Proceeds	Shares
Stone Energy Corp.	1,534,987	$19,325,486	$64,191,845	9,970,460	$47,816,486	8,520,154	2,985,293	$12,806,907	$—	$(33,661,572)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”) and the State Street Institutional U.S. Government Money Market Fund-Premier Class (“U.S. Government Money Market Fund”) each of which is a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street U.S. Government Money Market Portfolio (“Master Portfolios”), respectively, each of which is a series of State Street Master Funds. The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, U.S. Government Money Market Fund and/or Prime Portfolio at December 31, 2015 and for the period then ended are:

Liquid Reserves Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	$443,248	$5,219,596	5,219,596	$5,015,474	5,015,474	$647,370	$765	$—
SPDR Russell 1000 ETF	40,037	2,100,854	2,100,854	2,034,257	2,034,257	106,634	125	—
SPDR Russell 2000 ETF	400,968	2,702,095	2,702,095	2,967,500	2,967,500	135,563	299	—
SPDR Russell 1000 Yield Focus ETF	—	771,673	771,673	717,169	717,169	54,504	42	—
SPDR Russell 1000 Momentum Focus ETF	—	1,526,927	1,526,927	1,271,903	1,271,903	255,025	80	—
SPDR Russell 1000 Low Volatility Focus ETF	—	701,956	701,956	582,401	582,401	119,554	32	—
SPDR S&P 500 Buyback ETF	16,993	297,662	297,662	300,874	300,874	13,781	27	—
SPDR S&P 500 Growth ETF	204,284	11,665,048	11,665,048	11,829,922	11,829,922	39,410	831	—
SPDR S&P 500 Value ETF	257,471	5,066,711	5,066,711	4,821,776	4,821,776	502,406	444	—
SPDR S&P 500 High Dividend ETF	—	82,273	82,273	62,598	62,598	19,676	5	—
SPDR S&P 500 Fossil Fuel Free ETF	—	115,630	115,630	86,369	86,369	29,261	5	—
SPDR Russell Small Cap Completeness ETF	105,128	6,157,221	6,157,221	5,906,169	5,906,169	356,180	300	—
SPDR S&P 400 Mid Cap Growth ETF	608,673	17,507,674	17,507,674	17,762,887	17,762,887	353,460	601	—
SPDR S&P 400 Mid Cap Value ETF	73,032	12,436,275	12,436,275	12,349,630	12,349,630	159,677	419	—
SPDR S&P 600 Small Cap ETF	768,497	22,293,344	22,293,344	22,456,822	22,456,822	605,019	952	—
SPDR S&P 600 Small Cap Growth ETF	42,780	45,184,457	45,184,457	44,021,316	44,021,316	1,205,921	2,100	—
SPDR S&P 600 Small Cap Value ETF	281,041	31,930,295	31,930,295	31,243,209	31,243,209	968,127	1,430	—
SPDR Global Dow ETF	48,777	816,966	816,966	865,743	865,743	—	36	—
SPDR Dow Jones REIT ETF	406,920	147,616,585	147,616,585	137,329,773	137,329,773	10,693,732	6,599	—
SPDR S&P Bank ETF	3,685,957	75,525,090	75,525,090	74,599,801	74,599,801	4,611,246	5,900	—
SPDR S&P Capital Markets ETF	294,861	2,076,009	2,076,009	2,119,130	2,119,130	251,740	300	—

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Liquid Reserves Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR S&P Insurance ETF	$252,931	$21,207,279	21,207,279	$20,174,427	20,174,427	$1,285,783	$944	$—
SPDR S&P Regional Banking ETF	310,780	61,469,971	61,469,971	59,171,631	59,171,631	2,609,120	5,701	—
SPDR Morgan Stanley Technology ETF	229,813	3,489,319	3,489,319	3,457,214	3,457,214	261,918	450	—
SPDR S&P Dividend ETF	9,430,388	752,539,740	752,539,740	757,306,646	757,306,646	4,663,482	39,406	—
SPDR S&P Aerospace & Defense ETF	123,767	2,987,648	2,987,648	3,001,349	3,001,349	110,066	227	—
SPDR S&P Biotech ETF	1,311,997	54,931,811	54,931,811	54,957,263	54,957,263	1,286,545	2,361	—
SPDR S&P Health Care Equipment ETF	5,800	3,833,837	3,833,837	3,821,206	3,821,206	18,431	182	—
SPDR S&P Health Care Services ETF	36,696	2,640,527	2,640,527	2,278,355	2,278,355	398,868	211	—
SPDR S&P Homebuilders ETF	1,851,145	18,723,827	18,723,827	19,474,223	19,474,223	1,100,749	2,425	—
SPDR S&P Metals & Mining ETF	354,994	7,203,911	7,203,911	7,272,935	7,272,935	285,970	408	—
SPDR S&P Oil & Gas Equipment & Services ETF	215,970	10,254,476	10,254,476	10,212,655	10,212,655	257,791	346	—
SPDR S&P Oil & Gas Exploration & Production ETF	679,024	34,207,260	34,207,260	33,687,002	33,687,002	1,199,282	2,123	—
SPDR S&P Pharmaceuticals ETF	1,567,372	48,488,319	48,488,319	49,508,659	49,508,659	547,032	1,944	—
SPDR S&P Retail ETF	1,887,934	31,218,796	31,218,796	32,620,785	32,620,785	485,945	1,368	—
SPDR S&P Semiconductor ETF	36,272	6,387,592	6,387,592	6,423,864	6,423,864	—	201	—
SPDR S&P Software & Services ETF	42,123	1,914,890	1,914,890	1,896,819	1,896,819	60,194	80	—
SPDR S&P Telecom ETF	21,840	458,381	458,381	435,804	435,804	44,417	55	—
SPDR S&P Transportation ETF	700,378	2,837,823	2,837,823	3,394,766	3,394,766	143,435	416	—
SPDR S&P 1500 Value Tilt ETF	27,124	368,524	368,524	390,248	390,248	5,400	25	—
SPDR S&P 1500 Momentum Tilt ETF	32,137	347,673	347,673	362,572	362,572	17,238	40	—
SPDR Russell 1000 Low Volatility ETF	16,042	2,173,197	2,173,197	2,123,863	2,123,863	65,376	88	—
SPDR Russell 2000 Low Volatility ETF	50,472	1,683,471	1,683,471	1,610,049	1,610,049	123,894	77	—
SPDR MSCI USA Quality Mix ETF	3,856	145,977	145,977	141,257	141,257	8,576	16	—
SPDR Wells Fargo Preferred Stock ETF	100	20,570,315	20,570,315	19,560,167	19,560,167	1,010,248	1,115	—

US Government Money Market Portfolio	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Dividend Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Global Dow ETF	$—	$856,755	856,755	$758,031	758,031	$98,724	$9		$—

Prime Portfolio	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Russell 3000 ETF	$12,644,759	$21,927,377	21,927,377	$23,911,523	23,911,523	$10,660,612	$35,255	$—
SPDR Russell 1000 ETF	6,623,070	13,633,133	13,633,133	15,618,829	15,618,829	4,637,374	7,491	—
SPDR Russell 2000 ETF	17,967,196	36,073,656	36,073,656	32,323,806	32,323,806	21,717,045	69,296	—
SPDR S&P 500 Growth ETF	11,443,495	52,111,450	52,111,450	50,915,126	50,915,126	12,639,819	13,262	—
SPDR S&P 500 Value ETF	6,763,812	32,292,957	32,292,957	31,620,396	31,620,396	7,436,373	12,228	—
SPDR Russell Small Cap Completeness ETF	13,033,937	20,135,340	20,135,340	23,770,074	23,770,074	9,399,203	56,319	—
SPDR S&P 400 Mid Cap Growth ETF	16,579,214	62,804,624	62,804,624	61,100,173	61,100,173	18,283,664	18,464	—
SPDR S&P 400 Mid Cap Value ETF	14,633,429	27,221,806	27,221,806	29,627,647	29,627,647	12,227,589	32,905	—
SPDR S&P 600 Small Cap ETF	62,146,278	114,468,832	114,468,832	105,614,134	105,614,134	71,000,975	153,935	—
SPDR S&P 600 Small Cap Growth ETF	84,921,484	148,948,551	148,948,551	141,734,837	141,734,837	92,135,199	267,844	—
SPDR S&P 600 Small Cap Value ETF	50,447,101	24,169,770	24,169,770	—	—	74,616,871	122,278	—
SPDR Global Dow ETF	7,539,152	62,582,359	62,582,359	65,059,583	65,059,583	5,061,928	13,228	—
SPDR Dow Jones REIT ETF	106,252,337	402,225,729	402,225,729	396,490,751	396,490,751	111,987,315	98,135	—
SPDR S&P Bank ETF	291,708,598	466,782,753	466,782,753	617,757,156	617,757,156	140,734,195	176,420	—
SPDR S&P Capital Markets ETF	13,268,709	40,436,056	40,436,056	45,595,385	45,595,385	8,109,380	101,691	—
SPDR S&P Insurance ETF	14,689,737	93,550,900	93,550,900	73,029,020	73,029,020	35,211,617	22,033	—

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Prime Portfolio	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR S&P Regional Banking ETF	$168,660,710	$316,674,174	316,674,174	$362,195,008	362,195,008	$123,139,876	$204,796	$—
SPDR Morgan Stanley Technology ETF	29,192,987	219,949,289	219,949,289	201,628,208	201,628,208	47,514,068	43,752	—
SPDR S&P Dividend ETF	613,355,632	2,616,520,752	2,616,520,752	2,471,731,017	2,471,731,017	758,145,367	526,969	—
SPDR S&P Aerospace & Defense ETF	25,366,047	106,878,221	106,878,221	121,288,050	121,288,050	10,956,218	20,663	—
SPDR S&P Biotech ETF	578,504,604	975,387,763	975,387,763	1,063,857,181	1,063,857,181	490,035,186	9,207,472	—
SPDR S&P Health Care Equipment ETF	8,378,711	26,439,564	26,439,564	24,337,608	24,337,608	10,480,667	61,184	—
SPDR S&P Health Care Services ETF	20,428,551	41,108,845	41,108,845	43,260,451	43,260,451	18,276,946	18,689	—
SPDR S&P Homebuilders ETF	128,695,933	331,247,079	331,247,079	360,020,053	360,020,053	99,922,959	123,410	—
SPDR S&P Metals & Mining ETF	73,670,084	144,829,730	144,829,730	167,773,990	167,773,990	50,725,823	1,504,641	—
SPDR S&P Oil & Gas Equipment & Services ETF	58,046,781	95,737,007	95,737,007	118,298,333	118,298,333	35,485,455	316,797	—
SPDR S&P Oil & Gas Exploration & Production ETF	190,435,802	609,983,865	609,983,865	648,301,451	648,301,451	152,118,216	6,052,787	—
SPDR S&P Pharmaceuticals ETF	189,920,559	255,033,958	255,033,958	348,767,845	348,767,845	96,186,672	623,641	—
SPDR S&P Retail ETF	75,238,184	226,413,951	226,413,951	234,527,601	234,527,601	67,124,534	610,718	—
SPDR S&P Semiconductor ETF	12,693,984	58,909,981	58,909,981	45,488,864	45,488,864	26,115,101	61,971	—
SPDR S&P Software & Services ETF	11,166,763	17,196,420	17,196,420	17,491,986	17,491,986	10,871,197	39,524	—
SPDR S&P Telecom ETF	13,333,121	15,808,041	15,808,041	24,461,507	24,461,507	4,679,655	30,016	—
SPDR S&P Transportation ETF	15,742,102	153,053,451	153,053,451	142,434,484	142,434,484	26,361,069	97,290	—
SPDR S&P 1500 Value Tilt ETF	2,882,525	6,640,059	6,640,059	8,763,042	8,763,042	759,542	1,756	—
SPDR S&P 1500 Momentum Tilt ETF	4,181,097	13,174,792	13,174,792	14,744,644	14,744,644	2,611,245	2,565	—
SPDR Russell 1000 Low Volatility ETF	5,140,535	27,258,258	27,258,258	26,561,173	26,561,173	5,837,620	3,779	—
SPDR Russell 2000 Low Volatility ETF	7,539,941	10,277,221	10,277,221	10,835,505	10,835,505	6,981,657	11,475	—
SPDR Wells Fargo Preferred Stock ETF	33,580,841	115,995,041	115,995,041	97,091,294	97,091,294	52,484,588	111,745	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $250 to $12,000 per Creation Unit are charged to authorized participants for transactions on a given day regardless of the number of Creation Unit that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by authorized participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$232,495,049	$46,720,065	$(19,571,780)	$27,148,285
SPDR Russell 1000 ETF	73,414,678	15,883,161	(3,616,166)	12,266,995
SPDR Russell 2000 ETF	126,197,752	2,204,421	(13,546,264)	(11,341,843)
SPDR Russell 1000 Yield Focus ETF	334,812,516	5,348,541	11,995,429	(6,646,888)
SPDR Russell 1000 Momentum Focus ETF	331,770,321	5,375,166	5,506,815	(131,649)
SPDR Russell 1000 Low Volatility Focus ETF	335,084,236	5,437,946	7,782,820	(2,344,874)

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 Buyback ETF	$10,181,044	$297,112	$(1,282,339)	$(985,227)
SPDR S&P 500 Growth ETF	503,500,497	112,110,290	(3,748,042)	108,362,248
SPDR S&P 500 Value ETF	227,676,209	16,909,742	(16,839,347)	70,395
SPDR S&P 500 High Dividend ETF	4,551,118	34,752	218,330	(183,578)
SPDR S&P 500 Fossil Fuel Free ETF	5,915,418	581,522	725,743	(144,221)
SPDR Russell Small Cap Completeness ETF	75,439,399	14,843,563	(8,150,158)	6,693,405
SPDR S&P 400 Mid Cap Growth ETF	313,432,608	28,818,715	(6,858,905)	21,959,810
SPDR S&P 400 Mid Cap Value ETF	176,290,281	6,852,624	(15,585,490)	(8,732,866)
SPDR S&P 600 Small Cap ETF	460,334,202	59,603,706	(44,176,966)	15,426,740
SPDR S&P 600 Small Cap Growth ETF	630,098,842	76,250,544	(10,260,812)	65,989,732
SPDR S&P 600 Small Cap Value ETF	511,197,951	26,939,995	(45,679,385)	(18,739,390)
SPDR Global Dow ETF	98,999,944	17,923,125	(18,240,277)	(317,152)
SPDR Dow Jones REIT ETF	2,737,365,016	658,156,489	(69,061,257)	589,095,232
SPDR S&P Bank ETF	2,695,363,492	151,906,121	(53,408,697)	98,497,424
SPDR S&P Capital Markets ETF	129,685,199	7,487,759	(16,541,956)	(9,054,197)
SPDR S&P Insurance ETF	587,691,461	19,676,523	(23,614,134)	(3,937,611)
SPDR S&P Regional Banking ETF	2,758,599,788	21,196,013	(85,496,521)	(64,300,508)
SPDR Morgan Stanley Technology ETF	451,153,350	81,954,094	(12,151,749)	69,802,345
SPDR S&P Dividend ETF	11,401,599,715	2,516,962,407	(361,161,322)	2,155,801,085
SPDR S&P Aerospace & Defense ETF	182,377,846	6,158,631	(11,096,741)	(4,938,110)
SPDR S&P Biotech ETF	3,066,239,319	54,567,264	(420,159,982)	(365,592,718)
SPDR S&P Health Care Equipment ETF	51,487,442	12,023,345	(2,122,651)	9,900,694
SPDR S&P Health Care Services ETF	220,187,346	7,327,513	(17,175,604)	(9,848,091)
SPDR S&P Homebuilders ETF	1,889,385,273	49,382,097	(163,642,293)	(114,260,196)
SPDR S&P Metals & Mining ETF	465,628,524	331,034	(181,282,562)	(180,951,528)
SPDR S&P Oil & Gas Equipment & Services ETF	319,932,738	695,155	(107,887,567)	(107,192,412)
SPDR S&P Oil & Gas Exploration & Production ETF	2,560,412,457	3,279,798	(644,022,022)	(640,742,224)
SPDR S&P Pharmaceuticals ETF	752,329,069	61,486,912	(49,562,857)	11,924,055
SPDR S&P Retail ETF	882,698,916	2,187,004	(169,035,784)	(166,848,780)
SPDR S&P Semiconductor ETF	271,374,167	6,071,308	(15,609,476)	(9,538,168)
SPDR S&P Software & Services ETF	57,942,724	6,854,719	(3,679,927)	3,174,792
SPDR S&P Telecom ETF	29,443,901	656,241	(3,056,423)	(2,400,182)
SPDR S&P Transportation ETF	262,362,192	10,146,802	(59,831,067)	(49,684,265)
SPDR S&P 1500 Value Tilt ETF	4,740,218	315,601	(464,886)	(149,285)
SPDR S&P 1500 Momentum Tilt ETF	14,488,583	1,647,858	(334,955)	1,312,903
SPDR Russell 1000 Low Volatility ETF	37,333,086	2,211,053	(550,009)	1,661,044
SPDR Russell 2000 Low Volatility ETF	44,130,031	1,920,773	(2,134,262)	(213,489)
SPDR MSCI USA Quality Mix ETF	5,991,900	310,101	(395,351)	(85,250)
SPDR Wells Fargo Preferred Stock ETF	395,663,524	8,025,357	(1,703,380)	6,321,977

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

6.	Investment Transactions

For the six months ended December 31, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

	Contributions	Redemptions	Realized Gain/(Loss)
SPDR Russell 3000 ETF	$7,487,343	$—	$—
SPDR Russell 1000 ETF	9,831,673	—	—
SPDR Russell 2000 ETF	72,466,878	45,548,946	5,324,248
SPDR Russell 1000 Yield Focus ETF	335,238,035	—	—
SPDR Russell 1000 Momentum Focus ETF	334,384,228	—	—
SPDR Russell 1000 Low Volatility Focus ETF	335,398,907	—	—
SPDR S&P 500 Buyback ETF	—	4,503,645	(398,431)
SPDR S&P 500 Growth ETF	61,179,923	24,628,768	10,950,482
SPDR S&P 500 Value ETF	4,925,175	5,087,162	1,092,355
SPDR S&P 500 High Dividend ETF	7,425,329	2,923,940	64,189
SPDR S&P 500 Fossil Fuel Free ETF	59,240,720	—	—
SPDR Russell Small Cap Completeness ETF	—	17,147,050	5,177,552
SPDR S&P 400 Mid Cap Growth ETF	110,135,957	17,707,066	4,673,319
SPDR S&P 400 Mid Cap Value ETF	51,453,307	3,862,169	551,893
SPDR S&P 600 Small Cap ETF	41,748,953	10,603,036	3,402,240
SPDR S&P 600 Small Cap Growth ETF	146,453,069	44,066,337	13,482,653
SPDR S&P 600 Small Cap Value ETF	79,459,538	—	—
SPDR Global Dow ETF	—	6,491,894	1,435,724
SPDR Dow Jones REIT ETF	248,747,574	138,228,521	49,060,835
SPDR S&P Bank ETF	870,069,950	1,025,632,562	213,135,021
SPDR S&P Capital Markets ETF	4,585,789	43,460,427	2,969,929
SPDR S&P Insurance ETF	362,694,183	194,311,956	22,184,906
SPDR S&P Regional Banking ETF	2,260,074,676	2,253,517,685	82,465,449
SPDR Morgan Stanley Technology ETF	32,212,939	—	—
SPDR S&P Dividend ETF	864,369,831	498,854,781	133,580,336
SPDR S&P Aerospace & Defense ETF	82,556,067	65,193,363	13,715,922
SPDR S&P Biotech ETF	3,346,529,755	3,407,585,300	198,546,850
SPDR S&P Health Care Equipment ETF	9,254,792	2,299,526	854,034
SPDR S&P Health Care Services ETF	60,854,783	38,211,790	5,555,337
SPDR S&P Homebuilders ETF	1,456,743,927	1,373,810,055	72,362,155
SPDR S&P Metals & Mining ETF	370,343,681	272,712,888	698,765
SPDR S&P Oil & Gas Equipment & Services ETF	68,820,271	54,078,996	321,156
SPDR S&P Oil & Gas Exploration & Production ETF	3,886,936,194	2,870,944,028	35,276,930
SPDR S&P Pharmaceuticals ETF	107,977,509	366,032,254	27,716,485
SPDR S&P Retail ETF	3,065,292,261	3,466,916,958	(15,874,591)
SPDR S&P Semiconductor ETF	175,204,584	152,769,994	2,766,246
SPDR S&P Software & Services ETF	5,159,507	4,965,818	1,521,513
SPDR S&P Telecom ETF	2,864,480	50,068,761	(3,151,606)
SPDR S&P Transportation ETF	20,836,202	169,609,102	2,983,155
SPDR S&P 1500 Value Tilt ETF	—	7,617,489	1,343,544

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Contributions	Redemptions	Realized Gain/(Loss)
SPDR S&P 1500 Momentum Tilt ETF	$—	$4,264,649	$643,592
SPDR Russell 1000 Low Volatility ETF	3,774,888	—	—
SPDR Russell 2000 Low Volatility ETF	3,768,681	—	—
SPDR MSCI USA Quality Mix ETF	—	—	—
SPDR Wells Fargo Preferred Stock ETF	64,955,572	15,453,861	646,605

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2015 were as follows:

	Purchases	Sales
SPDR Russell 3000 ETF	$2,954,194	$2,801,413
SPDR Russell 1000 ETF	1,328,774	1,313,958
SPDR Russell 2000 ETF	2,154,594	2,409,257
SPDR Russell 1000 Yield Focus ETF	335,238,035	481,017
SPDR Russell 1000 Momentum Focus ETF	81,745,841	76,106,687
SPDR Russell 1000 Low Volatility Focus ETF	335,398,907	430,705
SPDR S&P 500 Buyback ETF	5,245,118	5,318,189
SPDR S&P 500 Growth ETF	121,605,032	121,968,981
SPDR S&P 500 Value ETF	49,097,878	49,313,924
SPDR S&P 500 High Dividend ETF	7,445,350	2,977,463
SPDR S&P 500 Fossil Fuel Free ETF	59,619,073	465,287
SPDR Russell Small Cap Completeness ETF	4,747,506	7,389,177
SPDR S&P 400 Mid Cap Growth ETF	98,260,404	96,798,811
SPDR S&P 400 Mid Cap Value ETF	43,698,932	47,091,521
SPDR S&P 600 Small Cap ETF	46,931,458	54,130,611
SPDR S&P 600 Small Cap Growth ETF	243,289,889	269,019,337
SPDR S&P 600 Small Cap Value ETF	147,853,917	165,928,040
SPDR Global Dow ETF	12,861,948	12,290,709
SPDR Dow Jones REIT ETF	153,191,287	158,685,843
SPDR S&P Bank ETF	846,746,153	832,209,782
SPDR S&P Capital Markets ETF	19,087,674	19,021,236
SPDR S&P Insurance ETF	76,501,957	78,015,016
SPDR S&P Regional Banking ETF	1,331,107,859	1,331,240,940
SPDR Morgan Stanley Technology ETF	145,104,911	145,215,203
SPDR S&P Dividend ETF	1,802,521,257	2,252,428,282
SPDR S&P Aerospace & Defense ETF	19,331,907	21,566,214
SPDR S&P Biotech ETF	973,555,134	971,976,855
SPDR S&P Health Care Equipment ETF	11,260,918	14,832,149
SPDR S&P Health Care Services ETF	38,380,067	40,088,430
SPDR S&P Homebuilders ETF	553,182,395	553,577,534
SPDR S&P Metals & Mining ETF	88,712,246	89,407,171

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Purchases	Sales
SPDR S&P Oil & Gas Equipment & Services ETF	$41,354,845	$41,336,655
SPDR S&P Oil & Gas Exploration & Production ETF	401,273,453	402,786,851
SPDR S&P Pharmaceuticals ETF	391,320,977	433,548,017
SPDR S&P Retail ETF	207,712,830	194,660,112
SPDR S&P Semiconductor ETF	48,427,837	48,373,788
SPDR S&P Software & Services ETF	17,130,333	16,944,682
SPDR S&P Telecom ETF	5,390,689	5,322,693
SPDR S&P Transportation ETF	50,248,784	50,640,513
SPDR S&P 1500 Value Tilt ETF	180,895	289,611
SPDR S&P 1500 Momentum Tilt ETF	4,551,019	4,502,655
SPDR Russell 1000 Low Volatility ETF	15,909,752	12,204,890
SPDR Russell 2000 Low Volatility ETF	11,286,277	7,647,909
SPDR MSCI USA Quality Mix ETF	543,795	544,232
SPDR Wells Fargo Preferred Stock ETF	95,987,835	56,055,489

For the six months ended December 31, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

Each Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2015, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing. All of the securities on loan are classified as common stock in each Fund’s Schedule of Investments at December 31, 2015 and are considered overnight and continuous.

SPDR Series Trust	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Russell 3000 ETF	$14,179,677	$10,660,612	$3,991,486	$14,652,098
SPDR Russell 1000 ETF	6,782,966	4,637,374	2,355,895	6,993,269
SPDR Russell 2000 ETF	21,419,689	21,717,045	580,537	22,297,582
SPDR S&P 500 Growth ETF	15,311,764	12,639,819	3,186,819	15,826,638
SPDR S&P 500 Value ETF	9,166,397	7,436,373	2,012,900	9,449,273
SPDR Russell Small Cap Completeness ETF	11,125,348	9,399,203	2,096,128	11,495,331
SPDR S&P 400 Mid Cap Growth ETF	22,129,164	18,283,664	4,589,639	22,873,303
SPDR S&P 400 Mid Cap Value ETF	13,002,068	12,227,589	1,311,013	13,538,602
SPDR S&P 600 Small Cap ETF	74,166,998	71,000,975	6,041,251	77,042,226
SPDR S&P 600 Small Cap Growth ETF	97,280,416	92,135,199	9,110,732	101,245,931
SPDR S&P 600 Small Cap Value ETF	74,871,474	74,616,871	3,073,609	77,690,480
SPDR Global Dow ETF	6,432,430	5,061,928	1,640,038	6,701,966
SPDR Dow Jones REIT ETF	109,380,947	111,987,315	1,272,959	113,260,273
SPDR S&P Bank ETF	173,318,107	140,734,195	39,077,869	179,812,064
SPDR S&P Capital Markets ETF	7,889,500	8,109,380	103,917	8,213,297
SPDR S&P Insurance ETF	36,886,271	35,211,617	3,035,093	38,246,709
SPDR S&P Regional Banking ETF	136,200,319	123,139,876	18,522,668	141,662,544
SPDR Morgan Stanley Technology ETF	46,160,020	47,514,068	—	47,514,068
SPDR S&P Dividend ETF	1,038,820,229	758,145,367	313,275,601	1,071,420,967
SPDR S&P Aerospace & Defense ETF	13,069,238	10,956,218	2,579,639	13,535,857
SPDR S&P Biotech ETF	497,226,373	490,035,186	29,597,367	519,632,552
SPDR S&P Health Care Equipment ETF	11,508,960	10,480,667	1,466,847	11,947,513
SPDR S&P Health Care Services ETF	18,042,965	18,276,946	410,419	18,687,364
SPDR S&P Homebuilders ETF	120,761,857	99,922,959	24,391,524	124,314,482
SPDR S&P Metals & Mining ETF	54,533,239	50,725,823	6,553,216	57,279,039
SPDR S&P Oil & Gas Equipment & Services ETF	41,013,084	35,485,455	6,350,438	41,835,893
SPDR S&P Oil & Gas Exploration & Production ETF	157,210,122	152,118,216	3,854,742	155,972,957
SPDR S&P Pharmaceuticals ETF	109,304,560	96,186,672	17,524,651	113,711,323
SPDR S&P Retail ETF	74,425,906	67,124,534	9,919,996	77,044,530
SPDR S&P Semiconductor ETF	26,077,205	26,115,101	1,413,032	27,528,132
SPDR S&P Software & Services ETF	11,478,611	10,871,197	1,050,764	11,921,961
SPDR S&P Telecom ETF	5,158,443	4,679,655	666,726	5,346,381
SPDR S&P Transportation ETF	27,591,245	26,361,069	1,886,453	28,247,522
SPDR S&P 1500 Value Tilt ETF	814,622	759,542	81,655	841,197
SPDR S&P 1500 Momentum Tilt ETF	2,788,193	2,611,245	269,275	2,880,520
SPDR Russell 1000 Low Volatility ETF	7,647,133	5,837,620	2,050,815	7,888,435
SPDR Russell 2000 Low Volatility ETF	8,484,608	6,981,657	1,845,215	8,826,872
SPDR Wells Fargo Preferred Stock ETF	51,253,362	52,484,588	—	52,484,588

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

9.	Stock Splits

On September 8, 2015, the SPDR Morgan Stanley Technology ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, and SPDR S&P Transportation ETF underwent a 2-for-1 share split; and the SPDR S&P Biotech ETF underwent a 3-for-1 share split.

The net effect of each share split was to decrease each Fund’s net asset value per share and increase the number of outstanding shares, with no impact to the aggregate market value of shares outstanding. The historical capital share activity presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect these share splits.

10.	Line of Credit

Effective October 15, 2015, the Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Bank Fed Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Funds’ prospectus. The Funds had no outstanding loans during the year ended December 31, 2015.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15**
SPDR Russell 3000 ETF	0.10%	$1,000	$986.50	$0.50
SPDR Russell 1000 ETF	0.10	1,000	992.00	0.50
SPDR Russell 2000 ETF	0.12	1,000	913.90	0.58
SPDR Russell 1000 Yield Focus ETF (1)	0.20	1,000	972.50	0.16
SPDR Russell 1000 Momentum Focus ETF (1)	0.20	1,000	980.90	0.16
SPDR Russell 1000 Low Volatility Focus ETF (1)	0.20	1,000	984.80	0.16
SPDR S&P 500 Buyback ETF	0.35	1,000	935.10	1.70
SPDR S&P 500 Growth ETF	0.15	1,000	1,025.90	0.76
SPDR S&P 500 Value ETF	0.15	1,000	973.00	0.74
SPDR S&P 500 High Dividend ETF (1)	0.12	1,000	984.00	0.23
SPDR S&P 500 Fossil Fuel Free ETF (1)	0.20	1,000	987.00	0.17
SPDR Russell Small Cap Completeness ETF	0.10	1,000	921.50	0.48
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,000	957.10	0.74
SPDR S&P 400 Mid Cap Value ETF	0.15	1,000	917.50	0.72
SPDR S&P 600 Small Cap ETF	0.15	1,000	940.50	0.73
SPDR S&P 600 Small Cap Growth ETF	0.15	1,000	954.90	0.74
SPDR S&P 600 Small Cap Value ETF	0.15	1,000	924.80	0.73

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2015 (Unaudited)

Actual	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15**
SPDR Global Dow ETF	0.50%	$1,000	$938.20	$2.44
SPDR Dow Jones REIT ETF	0.25	1,000	1,106.60	1.32
SPDR S&P Bank ETF	0.35	1,000	941.90	1.71
SPDR S&P Capital Markets ETF	0.35	1,000	865.10	1.64
SPDR S&P Insurance ETF	0.35	1,000	1,030.80	1.79
SPDR S&P Regional Banking ETF	0.35	1,000	959.20	1.72
SPDR Morgan Stanley Technology ETF	0.35	1,000	1,077.40	1.83
SPDR S&P Dividend ETF	0.35	1,000	1,012.80	1.77
SPDR S&P Aerospace & Defense ETF	0.35	1,000	941.10	1.71
SPDR S&P Biotech ETF	0.35	1,000	836.90	1.62
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,007.70	1.77
SPDR S&P Health Care Services ETF	0.35	1,000	882.40	1.66
SPDR S&P Homebuilders ETF	0.35	1,000	936.00	1.70
SPDR S&P Metals & Mining ETF	0.35	1,000	624.20	1.43
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	681.30	1.48
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	653.70	1.45
SPDR S&P Pharmaceuticals ETF	0.35	1,000	876.50	1.65
SPDR S&P Retail ETF	0.35	1,000	882.20	1.66
SPDR S&P Semiconductor ETF	0.35	1,000	1,018.70	1.78
SPDR S&P Software & Services ETF	0.35	1,000	986.30	1.75
SPDR S&P Telecom ETF	0.35	1,000	981.10	1.74
SPDR S&P Transportation ETF	0.35	1,000	798.00	1.58
SPDR S&P 1500 Value Tilt ETF	0.12	1,000	970.00	0.59
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,000	1,010.80	0.61
SPDR Russell 1000 Low Volatility ETF	0.12	1,000	1,039.30	0.62
SPDR Russell 2000 Low Volatility ETF	0.12	1,000	978.30	0.60
SPDR MSCI USA Quality Mix ETF	0.15	1,000	1,021.80	0.76
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,063.20	2.33

Hypothetical	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15**
SPDR Russell 3000 ETF	0.10%	$1,000	$1,024.60	$0.51
SPDR Russell 1000 ETF	0.10	1,000	1,024.60	0.51
SPDR Russell 2000 ETF	0.12	1,000	1,024.50	0.61
SPDR Russell 1000 Yield Focus ETF (1)	0.20	1,000	1,024.10	1.02
SPDR Russell 1000 Momentum Focus ETF (1)	0.20	1,000	1,024.10	1.02
SPDR Russell 1000 Low Volatility Focus ETF (1)	0.20	1,000	1,024.20	1.02
SPDR S&P 500 Buyback ETF	0.35	1,000	1,023.40	1.78
SPDR S&P 500 Growth ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 500 Value ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 500 High Dividend ETF (1)	0.12	1,000	1,009.50	0.23

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2015 (Unaudited)

Hypothetical	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15**
SPDR S&P 500 Fossil Fuel Free ETF (1)	0.20%	$1,000	$1,004.10	$0.17
SPDR Russell Small Cap Completeness ETF	0.10	1,000	1,024.60	0.51
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 400 Mid Cap Value ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 600 Small Cap ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 600 Small Cap Growth ETF	0.15	1,000	1,024.40	0.76
SPDR S&P 600 Small Cap Value ETF	0.15	1,000	1,024.40	0.76
SPDR Global Dow ETF	0.50	1,000	1,022.60	2.54
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.90	1.27
SPDR S&P Bank ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Insurance ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.40	1.78
SPDR Morgan Stanley Technology ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Dividend ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Biotech ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Retail ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Software & Services ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Telecom ETF	0.35	1,000	1,023.40	1.78
SPDR S&P Transportation ETF	0.35	1,000	1,023.40	1.78
SPDR S&P 1500 Value Tilt ETF	0.12	1,000	1,024.50	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,000	1,024.50	0.61
SPDR Russell 1000 Low Volatility ETF	0.12	1,000	1,024.50	0.61
SPDR Russell 2000 Low Volatility ETF	0.12	1,000	1,024.50	0.61
SPDR MSCI USA Quality Mix ETF	0.15	1,000	1,024.40	0.76
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.90	2.29

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
(1)	Actual period for SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 High Dividend ETF, and SPDR S&P 500 Fossil Fuel Free ETF is from 12/3/15, 12/3/15, 12/3/15, 10/22/15, and 12/1/15, respectively. Hypothetical period is from 7/1/15.

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2015 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2015, the Board of Trustees of the Trust (the “Board”) evaluated proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR S&P 500 High Dividend ETF, SPDR S&P 500 Fossil Fuel Free ETF, SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF and SPDR Russell 1000 Low Volatility Focus ETF, each of which commenced operations during the period covered by this Semi-Annual Report, (the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each SPDR ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2015 (Unaudited)

considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing equity exchange-traded funds with indexed investment objectives.

Fees Charged to Comparable Funds

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed estimated expense ratios for the SPDR ETFs. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of each SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each SPDR ETF by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with each SPDR ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because each SPDR ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each SPDR ETF grows in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each SPDR ETF were appropriate; (b) the Adviser’s unitary fee for each SPDR ETF considered in relation to services expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR Russell 1000 Yield Focus ETF (ONEY)

SPDR Russell 1000 Momentum Focus ETF (ONEO)

SPDR Russell 1000 Low Volatility Focus ETF (ONEV)

SPDR S&P 500 Buyback ETF (SPYB)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR S&P 500 High Dividend ETF (SPYD)

SPDR S&P 500 Fossil Fuel Free ETF (SPYX)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR MSCI USA Quality Mix ETF (QUS)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR FactSet Innovative Technology ETF (XITK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (BNDS)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR Citi International Government Inflation-Protected Bond ETF (formerly, SPDR DB International Government Inflation-Protected Bond ETF) (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap (SMEZ)

SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)

SPDR S&P International Dividend Currency Hedged ETF (HDWX)

SPDR MSCI International Real Estate Currency Hedged ETF (HREX)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR MSCI China A Shares IMI ETF (XINA)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P North American Natural Resources ETF (NANR)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Mexico Quality Mix ETF (QMEX)

SPDR MSCI South Korea Quality Mix ETF (QKOR)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI Taiwan Quality Mix ETF (QTWN)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Financial Services Select Sector SPDR Fund (XLFS)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Real Estate Select Sector SPDR Fund (XLRE)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)

SPDR SSGA Income Allocation ETF (INKM)

SPDR SSGA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSGA Ultra Short Term Bond ETF (ULST)

SPDR DoubleLine Total Return Tactical ETF (TOTL)

State Street Clarion Global Infrastructure& MLP Portfolio (SSIDX)

State Street Disciplined Global Equity Portfolio (SSHAX)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR® Series Trust

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Michael P. Riley, Vice President

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Joshua A. Weinberg, Chief Legal Officer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer

Trevor Swanberg, Code of Ethics Compliance Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Barclays is a trademark of Barclays, Inc. and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. SPDR Barclays ETFs are not sponsored by, endorsed, sold or promoted by Barclays, Inc. and Barclays makes no representation regarding the advisability of investing in them.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

DoubleLine is a registered trademark of DoubleLine Capital LP.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each a all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2016 State Street Corporation - All Rights Reserved SPDREQTYSAR IBG-18478

Semi-Annual Report

31 December 2015

SPDR® Series Trust – Fixed Income Funds

SPDR BARCLAYS 1-3 MONTH T-BILL ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.1360%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-3 MONTH U.S. TREASURY BILL INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-3 MONTH U.S. TREASURY BILL INDEX*
SIX MONTHS	–0.05%	–0.02%	0.02%	N/A	N/A	N/A
ONE YEAR	–0.11%	–0.09%	0.03%	–0.11%	–0.09%	0.03%
THREE YEARS	–0.28%	–0.26%	0.10%	–0.09%	–0.09%	0.03%
FIVE YEARS	–0.37%	–0.37%	0.25%	–0.07%	–0.07%	0.05%
SINCE INCEPTION (1)	4.14%	4.15%	5.08%	0.47%	0.47%	0.58%

(1)	For the period May 25, 2007 to December 31, 2015.
*	The Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible.

1

SPDR BARCLAYS 1-3 MONTH T-BILL ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

2

SPDR BARCLAYS 1-3 MONTH T-BILL ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY BILLS 0.12% 02/04/2016	TREASURY BILLS 0.13% 03/03/2016	TREASURY BILLS 0.18% 03/31/2016	TREASURY BILLS 0.14% 02/11/2016	TREASURY BILLS 0.16% 02/18/2016
MARKET VALUE	$374,893,814	374,850,278	345,582,034	262,900,061	262,893,422
% OF NET ASSETS	15.0	15.0	13.9	10.6	10.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.9%
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

3

SPDR BARCLAYS TIPS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX*
SIX MONTHS	–1.90%	–1.78%	–1.84%	N/A	N/A	N/A
ONE YEAR	–1.87%	–2.08%	–1.72%	–1.87%	–2.08%	–1.72%
THREE YEARS	–7.33%	–7.31%	–6.86%	–2.51%	–2.50%	–2.34%
FIVE YEARS	12.89%	12.76%	13.87%	2.46%	2.43%	2.63%
SINCE INCEPTION (1)	42.34%	42.26%	44.19%	4.19%	4.18%	4.35%

(1)	For the period May 25, 2007 to December 31, 2015.
*	The Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.

4

SPDR BARCLAYS TIPS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

5

SPDR BARCLAYS TIPS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2017	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 01/15/2022
MARKET VALUE	$28,660,496	28,163,048	28,004,829	25,907,636	23,502,445
% OF NET ASSETS	4.6	4.5	4.5	4.1	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

6

SPDR BARCLAYS 0-5 YEAR TIPS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/26/14, 2/27/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 0-5 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS 0-5 YEAR US GOVERNMENT INFLATION-LINKED BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS 0-5 YEAR US GOVERNMENT INFLATION-LINKED BOND INDEX*
SIX MONTHS	–1.08%	–0.97%	–1.03%	N/A	N/A	N/A
ONE YEAR	–0.12%	–0.10%	0.06%	–0.12%	–0.10%	0.06%
SINCE INCEPTION (1)	–1.93%	–1.93%	–1.65%	–1.05%	–1.05%	–0.90%

(1)	For the period February 26, 2014 to December 31, 2015.
*	The Barclays 0-5 Year US Government Inflation-linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity less than 5 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued, TIPS that have less than 5 years remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million.

7

SPDR BARCLAYS 0-5 YEAR TIPS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

8

SPDR BARCLAYS 0-5 YEAR TIPS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2017	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2016
MARKET VALUE	$458,173	450,226	447,703	414,564	363,324
% OF NET ASSETS	11.9	11.7	11.6	10.7	9.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.4%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR BARCLAYS 1-10 YEAR TIPS ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-10 YEAR GOVERNMENT INFLATION-LINKED BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-10 YEAR GOVERNMENT INFLATION-LINKED BOND INDEX*
SIX MONTHS	–1.63%	–0.25%	–1.57%	N/A	N/A	N/A
ONE YEAR	–0.67%	0.64%	–0.53%	–0.67%	0.64%	–0.53%
SINCE INCEPTION (1)	–3.45%	–2.17%	–3.12%	–1.34%	–0.84%	–1.22%

(1)	For the period May 29, 2013 to December 31, 2015.
*	The Barclays 1-10 Year Government Inflation-linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

10

SPDR BARCLAYS 1-10 YEAR TIPS ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

11

SPDR BARCLAYS 1-10 YEAR TIPS ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2018	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2019	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2020	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 04/15/2017	TREASURY INFLATION PROTECTED INDEXED NOTES 0.13% 01/15/2022
MARKET VALUE	$1,199,474	1,178,166	1,171,762	1,083,704	983,270
% OF NET ASSETS	6.3	6.2	6.2	5.7	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.7%
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

12

SPDR BARCLAYS SHORT TERM TREASURY ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-5 Year U.S. TREASURY INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-5 Year U.S. TREASURY INDEX*
SIX MONTHS	–0.02%	–0.08%	0.02%	N/A	N/A	N/A
ONE YEAR	0.82%	0.83%	0.92%	0.82%	0.83%	0.92%
THREE YEARS	1.66%	1.68%	1.96%	0.55%	0.56%	0.65%
SINCE INCEPTION (1)	2.62%	2.63%	3.05%	0.63%	0.64%	0.74%

(1)	For the period November 30, 2011 to December 31, 2015.
*	The Barclays 1-5 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible.

13

SPDR BARCLAYS SHORT TERM TREASURY ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

14

SPDR BARCLAYS SHORT TERM TREASURY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 1.38% 09/30/2018	TREASURY NOTES 0.75% 02/28/2018	TREASURY NOTES 1.63% 04/30/2019	TREASURY NOTES 0.63% 05/31/2017	TREASURY NOTES 1.88% 08/31/2017
MARKET VALUE	$1,689,689	1,444,560	1,380,022	1,177,479	1,113,295
% OF NET ASSETS	2.5	2.2	2.1	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.3%
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

15

SPDR BARCLAYS INTERMEDIATE TERM TREASURY ETF —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS INTERMEDIATE U.S. TREASURY INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS INTERMEDIATE U.S. TREASURY INDEX*
SIX MONTHS	0.31%	0.67%	0.37%	N/A	N/A	N/A
ONE YEAR	1.08%	1.49%	1.18%	1.08%	1.49%	1.18%
THREE YEARS	2.05%	2.54%	2.40%	0.68%	0.84%	0.79%
FIVE YEARS	10.40%	10.80%	11.00%	2.00%	2.07%	2.11%
SINCE INCEPTION (1)	36.63%	37.07%	37.64%	3.69%	3.73%	3.78%

(1)	For the period May 23, 2007 to December 31, 2015.
*	The Barclays Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Intermediate U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index.

16

SPDR BARCLAYS INTERMEDIATE TERM TREASURY ETF —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

17

SPDR BARCLAYS INTERMEDIATE TERM TREASURY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 1.38% 10/31/2020	TREASURY NOTES 1.13% 04/30/2020	TREASURY NOTES 2.00% 08/15/2025	TREASURY NOTES 0.50% 01/31/2017	TREASURY NOTES 4.25% 11/15/2017
MARKET VALUE	$21,046,919	18,047,744	17,294,284	17,039,882	16,089,188
% OF NET ASSETS	3.2	2.8	2.6	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.5%
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

18

SPDR BARCLAYS LONG TERM TREASURY ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS LONG U.S. TREASURY INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS LONG U.S. TREASURY INDEX*
SIX MONTHS	3.56%	3.94%	3.63%	N/A	N/A	N/A
ONE YEAR	–1.29%	–1.37%	–1.21%	–1.29%	–1.37%	–1.21%
THREE YEARS	7.55%	6.81%	7.91%	2.46%	2.22%	2.57%
FIVE YEARS	44.36%	44.77%	45.20%	7.62%	7.68%	7.75%
SINCE INCEPTION (1)	87.22%	87.14%	88.51%	7.55%	7.55%	7.64%

(1)	For the period May 23, 2007 to December 31, 2015.
*	The Barclays Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Long U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index.

19

SPDR BARCLAYS LONG TERM TREASURY ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

20

SPDR BARCLAYS LONG TERM TREASURY ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY BONDS 3.38% 05/15/2044	TREASURY BONDS 2.50% 02/15/2045	TREASURY BONDS 3.75% 11/15/2043	TREASURY BONDS 3.13% 08/15/2044	TREASURY BONDS 2.88% 05/15/2043
MARKET VALUE	$17,175,808	17,091,922	15,507,233	14,944,454	14,908,072
% OF NET ASSETS	5.4	5.3	4.8	4.7	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Treasury Obligations	99.1%
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

21

SPDR BARCLAYS SHORT TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. 1-3 YEAR CORPORATE BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. 1-3 YEAR CORPORATE BOND INDEX*
SIX MONTHS	0.08%	0.24%	0.16%	N/A	N/A	N/A
ONE YEAR	0.80%	0.84%	1.01%	0.80%	0.84%	1.01%
THREE YEARS	3.08%	3.12%	3.95%	1.02%	1.03%	1.30%
FIVE YEARS	8.33%	8.34%	10.31%	1.61%	1.62%	1.98%
SINCE INCEPTION (1)	11.42%	11.64%	15.14%	1.81%	1.84%	2.36%

(1)	For the period December 16, 2009 to December 31, 2015.
*	The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value.

22

SPDR BARCLAYS SHORT TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

23

SPDR BARCLAYS SHORT TERM CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 1.25% 11/15/2018	BANK OF AMERICA CORP. 6.88% 04/25/2018	GE CAPITAL INTERNATIONAL FUNDING CO. 0.96% 04/15/2016	MORGAN STANLEY 6.63% 04/01/2018	JPMORGAN CHASE & CO. 6.00% 01/15/2018
MARKET VALUE	$44,929,351	38,074,505	35,858,165	25,782,482	24,341,941
% OF NET ASSETS	1.0	0.8	0.8	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	97.1%
U.S. Treasury Obligations	1.0
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

24

SPDR BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. INTERMEDIATE CORPORATE BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. INTERMEDIATE CORPORATE BOND INDEX*
SIX MONTHS	0.15%	0.17%	0.29%	N/A	N/A	N/A
ONE YEAR	0.92%	0.53%	1.08%	0.92%	0.53%	1.08%
THREE YEARS	4.88%	4.45%	5.55%	1.60%	1.46%	1.82%
FIVE YEARS	19.80%	20.07%	21.23%	3.68%	3.73%	3.93%
SINCE INCEPTION (1) (2)	41.46%	41.65%	53.55%	5.16%	5.18%	6.43%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to December 31, 2015.
*	The Barclays Intermediate U.S. Corporate Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $250 million or more par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. The Index is rebalanced monthly, on the last day business day of the month.

25

SPDR BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through December 31, 2015.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

26

SPDR BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	GE CAPITAL INTERNATIONAL FUNDING CO. 2.34% 11/15/2020	VERIZON COMMUNICATIONS, INC. 5.15% 09/15/2023	BANK OF AMERICA CORP. 6.88% 04/25/2018	APPLE, INC. 2.40% 05/03/2023	GE CAPITAL INTERNATIONAL FUNDING CO. 3.37% 11/15/2025
MARKET VALUE	$5,966,387	2,739,977	2,252,512	2,088,292	2,016,212
% OF NET ASSETS	0.6	0.3	0.3	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	99.0%
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

27

SPDR BARCLAYS LONG TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. LONG CORPORATE BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. LONG CORPORATE BOND INDEX*
SIX MONTHS	0.22%	0.67%	0.12%	N/A	N/A	N/A
ONE YEAR	–4.51%	–5.33%	–4.61%	–4.51%	–5.33%	–4.61%
THREE YEARS	3.91%	4.26%	4.12%	1.29%	1.40%	1.36%
FIVE YEARS	33.75%	33.89%	35.67%	5.99%	6.01%	6.29%
SINCE INCEPTION (1) (2)	80.78%	81.09%	94.50%	9.08%	9.11%	10.26%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.
(2)	For the period March 10, 2009 to December 31, 2015.
*	The Barclays Long U.S. Corporate Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $250 million or more par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. The Index is rebalanced monthly, on the last day business day of the month.

28

SPDR BARCLAYS LONG TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Barclays U.S. Long Corporate Bond Index from December 17, 2010 through December 31, 2015.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

29

SPDR BARCLAYS LONG TERM CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	GE CAPITAL INTERNATIONAL FUNDING CO. 4.42% 11/15/2035	VERIZON COMMUNICATIONS, INC. 6.55% 09/15/2043	VERIZON COMMUNICATIONS, INC. 4.67% 03/15/2055	GOLDMAN SACHS GROUP, INC. 6.75% 10/01/2037	DEUTSCHE TELEKOM INTERNATIONAL FINANCE B.V. 8.75% 06/15/2030
MARKET VALUE	$1,835,041	1,090,803	755,920	719,273	547,369
% OF NET ASSETS	1.2	0.7	0.5	0.4	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.6%
Short-Term Investments	0.8
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

30

SPDR BARCLAYS ISSUER SCORED CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.16%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS ISSUER SCORED CORPORATE INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS ISSUER SCORED CORPORATE INDEX*
SIX MONTHS	–0.34%	0.23%	–0.01%	N/A	N/A	N/A
ONE YEAR	–1.07%	–1.53%	–0.57%	–1.07%	–1.53%	–0.57%
THREE YEARS	4.62%	4.91%	5.16%	1.52%	1.61%	1.69%
SINCE INCEPTION (1)	20.95%	21.35%	23.07%	4.09%	4.17%	4.48%

(1)	For the period April 6, 2011 to December 31, 2015.
*	The Barclays Issuer Scored Corporate Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade and have $250 million or more of par amount outstanding. Only securities issued by companies with publicly traded equity are eligible for inclusion. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible.

31

SPDR BARCLAYS ISSUER SCORED CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

32

SPDR BARCLAYS ISSUER SCORED CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	VERISK ANALYTICS, INC. 4.00% 06/15/2025	BNP PARIBAS SA 2.38% 05/21/2020	WEINGARTEN REALTY INVESTORS 4.45% 01/15/2024	GLAXOSMITHKLINE CAPITAL, INC. 5.65% 05/15/2018	BAXTER INTERNATIONAL, INC. 5.38% 06/01/2018
MARKET VALUE	$169,951	148,480	127,680	109,133	107,249
% OF NET ASSETS	0.6	0.5	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.1%
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(6.4)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

33

SPDR BARCLAYS CONVERTIBLE SECURITIES ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. CONVERTIBLE BOND >$500MM INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. CONVERTIBLE BOND >$500MM INDEX*
SIX MONTHS	–2.97%	–3.00%	–3.15%	N/A	N/A	N/A
ONE YEAR	–0.46%	–0.75%	–0.28%	–0.46%	–0.75%	–0.28%
THREE YEARS	29.35%	29.41%	32.14%	8.96%	8.97%	9.74%
FIVE YEARS	39.12%	38.26%	42.55%	6.83%	6.69%	7.35%
SINCE INCEPTION (1)	106.18%	106.50%	122.25%	11.37%	11.40%	12.63%

(1)	For the period April 14, 2009 to December 31, 2015.
*	The Barclays U.S. Convertible Bond >$500MM Index is designed to represent the market of U.S. convertible securities, such as convertible bonds, with outstanding issue sizes greater than $500 million. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock.

34

SPDR BARCLAYS CONVERTIBLE SECURITIES ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

35

SPDR BARCLAYS CONVERTIBLE SECURITIES ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ALLERGAN PLC 5.50% 03/01/2018	WELLS FARGO & CO. 7.50% 12/31/2049	FIAT CHRYSLER AUTOMOBILES NV 7.88% 12/15/2016	INTEL CORP. 3.25% 08/01/2039	TEVA PHARMACEUTICAL INDUSTRIES, LTD. 7.00% 12/15/2018
MARKET VALUE	$116,976,939	101,866,813	77,209,225	77,075,598	76,301,880
% OF NET ASSETS	4.7	4.1	3.1	3.1	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Convertible Preferred Stocks	33.7%
Corporate Bonds & Notes	66.2
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(9.0)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

36

SPDR BARCLAYS MORTGAGE BACKED BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.24%**.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. MBS INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. MBS INDEX*
SIX MONTHS	1.08%	1.38%	1.20%	N/A	N/A	N/A
ONE YEAR	1.22%	1.59%	1.51%	1.22%	1.59%	1.51%
THREE YEARS	5.51%	5.59%	6.16%	1.81%	1.83%	2.01%
FIVE YEARS	14.37%	14.79%	15.70%	2.72%	2.80%	2.96%
SINCE INCEPTION (1)	26.97%	27.14%	27.91%	3.49%	3.51%	3.60%

(1)	For the period January 15, 2009 to December 31, 2015.
*	The Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
**	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2016.

37

SPDR BARCLAYS MORTGAGE BACKED BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

38

SPDR BARCLAYS MORTGAGE BACKED BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.50% 12/01/2099	FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.00% 12/01/2099	FEDERAL HOME LOAN MORTGAGE CORP. 4.00% 12/01/2099	FEDERAL HOME LOAN MORTGAGE CORP. 3.50% 12/01/2099	FEDERAL NATIONAL MORTGAGE ASSOCIATION 2.50% 12/01/2099
MARKET VALUE	$5,571,703	5,026,836	4,437,562	3,371,971	2,721,516
% OF NET ASSETS	3.3	3.0	2.6	2.0	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Government Agency Obligations	99.2%
Short-Term Investment	22.3
Liabilities in Excess of Other Assets	(21.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

39

SPDR BARCLAYS AGGREGATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.09%**.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. AGGREGATE INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. AGGREGATE INDEX*
SIX MONTHS	0.64%	0.85%	0.65%	N/A	N/A	N/A
ONE YEAR	0.50%	0.31%	0.55%	0.50%	0.31%	0.55%
THREE YEARS	4.17%	4.16%	4.39%	1.37%	1.37%	1.44%
FIVE YEARS	16.53%	16.77%	17.32%	3.11%	3.15%	3.25%
SINCE INCEPTION (1)	47.02%	47.18%	47.08%	4.58%	4.59%	4.58%

(1)	For the period May 23, 2007 to December 31, 2015.
*	The Barclays U.S. Aggregate Index represents the securities of the US dollar denominated investment grade bond market.
**	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.08% until October 31, 2016.

40

SPDR BARCLAYS AGGREGATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

41

SPDR BARCLAYS AGGREGATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 1.38% 01/31/2020	TREASURY NOTES 0.50% 02/28/2017	TREASURY NOTES 2.50% 05/15/2024	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.50% 01/01/2046	TREASURY NOTES 2.00% 02/15/2023
MARKET VALUE	$17,124,924	15,091,824	10,908,355	9,002,428	8,987,930
% OF NET ASSETS	1.6	1.4	1.0	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Asset-Backed Securities	0.5%
Corporate Bonds & Notes	25.3
Foreign Government Obligations	3.4
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.9
U.S. Government Agency Obligations	31.7
U.S. Treasury Obligations	36.2
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

42

SPDR NUVEEN BARCLAYS MUNICIPAL BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.30%*.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS MUNICIPAL MANAGED MONEY INDEX**	NET ASSET VALUE	MARKET VALUE	BARCLAYS MUNICIPAL MANAGED MONEY INDEX**
SIX MONTHS	3.88%	4.23%	3.97%	N/A	N/A	N/A
ONE YEAR	3.34%	3.35%	3.71%	3.34%	3.35%	3.71%
THREE YEARS	8.84%	9.06%	9.86%	2.86%	2.93%	3.19%
FIVE YEARS	29.48%	31.69%	31.29%	5.30%	5.66%	5.60%
SINCE INCEPTION (1)	46.33%	46.63%	50.32%	4.69%	4.72%	5.03%

(1)	For the period September 11, 2007 to December 31, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.23% until October 31, 2016.
**	The Barclays Municipal Managed Money Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.

43

SPDR NUVEEN BARCLAYS MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

44

SPDR NUVEEN BARCLAYS MUNICIPAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	WISCONSIN, STATE GENERAL OBLIGATION 5.00% 05/01/2030	MARYLAND, STATE GENERAL OBLIGATION 5.00% 08/01/2021	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2024	NEW YORK, NY, GENERAL OBLIGATION 5.00% 08/01/2020	UTILITY DEBT SECURITIZATION AUTHORITY 5.00% 12/15/2037
MARKET VALUE	$22,887,883	19,561,411	19,546,029	18,548,480	17,918,100
% OF NET ASSETS	1.5	1.2	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	99.1%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

45

SPDR NUVEEN BARCLAYS CALIFORNIA MUNICIPAL BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL CALIFORNIA INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL CALIFORNIA INDEX*
SIX MONTHS	4.12%	4.63%	4.29%	N/A	N/A	N/A
ONE YEAR	3.93%	4.42%	3.98%	3.93%	4.42%	3.98%
THREE YEARS	10.70%	11.29%	10.89%	3.44%	3.63%	3.51%
FIVE YEARS	39.60%	42.51%	37.82%	6.90%	7.34%	6.63%
SINCE INCEPTION (1)	53.48%	53.85%	54.07%	5.34%	5.38%	5.40%

(1)	For the period October 10, 2007 to December 31, 2015.
*	The Barclays Managed Money Municipal California Index tracks publicly traded California municipal bonds that cover the US dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

46

SPDR NUVEEN BARCLAYS CALIFORNIA MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

47

SPDR NUVEEN BARCLAYS CALIFORNIA MUNICIPAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	UNIVERSITY OF CALIFORNIA, REVENUE 5.00% 05/15/2031	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2022	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2018	BAY AREA TOLL AUTHORITY 5.00% 04/01/2024	CALIFORNIA, STATE DEPARTMENT OF WATER RESOURCES AND POWER SUPPLY REVENUE 5.00% 05/01/2021
MARKET VALUE	$3,605,640	3,033,250	2,753,700	2,413,880	2,383,640
% OF NET ASSETS	3.4	2.8	2.6	2.3	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	98.3%
Short-Term Investment	2.6
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

48

SPDR NUVEEN BARCLAYS NEW YORK MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL NEW YORK INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL NEW YORK INDEX*
SIX MONTHS	4.00%	5.08%	4.18%	N/A	N/A	N/A
ONE YEAR	3.52%	3.61%	3.99%	3.52%	3.61%	3.99%
THREE YEARS	9.54%	10.14%	10.44%	3.08%	3.27%	3.37%
FIVE YEARS	30.48%	32.84%	32.48%	5.46%	5.84%	5.79%
SINCE INCEPTION (1)	46.66%	47.30%	49.78%	4.77%	4.82%	5.04%

(1)	For the period October 11, 2007 to December 31, 2015.
*	The Barclays Managed Money Municipal New York Index tracks publicly traded New York municipal bonds that cover the US dollar denominated New York tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

49

SPDR NUVEEN BARCLAYS NEW YORK MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

50

SPDR NUVEEN BARCLAYS NEW YORK MUNICIPAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	NEW YORK, NY, GENERAL OBLIGATION 5.00% 08/01/2027	NEW YORK, STATE DORMITORY AUTHORITY, SALES TAX REVENUE 4.13% 03/15/2033	NEW YORK, UTILITY DEBT SECURITIZATION AUTHORITY REVENUE 5.00% 12/15/2029	CITY OF NEW YORK NY 5.00% 06/01/2036	NEW YORK, NY, GENERAL OBLIGATION 5.00% 04/15/2024
MARKET VALUE	$1,038,990	975,942	906,495	735,922	624,230
% OF NET ASSETS	3.7	3.5	3.2	2.6	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	98.7%
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

51

SPDR NUVEEN BARCLAYS SHORT TERM MUNICIPAL BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL SHORT TERM INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS MANAGED MONEY MUNICIPAL SHORT TERM INDEX*
SIX MONTHS	0.72%	0.92%	0.85%	N/A	N/A	N/A
ONE YEAR	1.12%	1.30%	1.36%	1.12%	1.30%	1.36%
THREE YEARS	2.95%	3.07%	3.70%	0.97%	1.01%	1.22%
FIVE YEARS	7.90%	8.59%	9.36%	1.53%	1.66%	1.81%
SINCE INCEPTION (1)	22.92%	23.27%	26.86%	2.54%	2.57%	2.93%

(1)	For the period October 10, 2007 to December 31, 2015.
*	The Barclays Managed Money Municipal Short Term Index tracks publicly traded municipal bonds that cover the US dollar denominated short-term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

52

SPDR NUVEEN BARCLAYS SHORT TERM MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

53

SPDR NUVEEN BARCLAYS SHORT TERM MUNICIPAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	CALIFORNIA, STATE GENERAL OBLIGATION 5.00% 08/01/2020	CALIFORNIA, BAY AREA TOLL AUTHORITY, TOLL BRIDGE REVENUE 1.88% 04/01/2047	WASHINGTON, STATE GENERAL OBLIGATION 4.00% 07/01/2019	CENTRAL PLAINS ENERGY PROJECT, NE, GAS SUPPLY REVENUE 5.00% 08/01/2039	HAWAII, STATE GENERAL OBLIGATION 5.00% 11/01/2018
MARKET VALUE	$30,621,650	29,561,277	27,851,966	26,913,038	25,529,339
% OF NET ASSETS	1.1	1.1	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

54

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%*.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P MUNICIPAL YIELD INDEX**	NET ASSET VALUE	MARKET VALUE	S&P MUNICIPAL YIELD INDEX**
SIX MONTHS	4.08%	5.72%	4.42%	N/A	N/A	N/A
ONE YEAR	3.71%	3.84%	3.97%	3.71%	3.84%	3.97%
THREE YEARS	12.32%	13.27%	13.03%	3.95%	4.24%	4.17%
SINCE INCEPTION (1)	43.98%	44.27%	45.33%	8.03%	8.07%	8.25%

(1)	For the period April 13, 2011 to December 31, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.45% until October 31, 2016.
**	The S&P Municipal Yield Index is designed to measure the performance of high yield municipal bonds issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes.

55

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

56

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	CALIFORNIA, GOLDEN STATE TOBACCO SECURITIZATION CORP., REVENUE 5.75% 06/01/2047	JEFFERSON COUNTY, AL, SUBORDINATE LIEN SEWER WARRANT REVENUE 6.00% 10/01/2042	PUERTO RICO SALES TAX FINANCING CORP. REVENUE 5.25% 08/01/2040	BUCKEYE, OH, TOBACCO SETTLEMENT FINANCING AUTHORITY 5.88% 06/01/2030	BUCKEYE, OH, TOBACCO SETTLEMENT FINANCING AUTHORITY 5.13% 06/01/2024
MARKET VALUE	$5,398,847	5,383,624	4,237,500	3,977,942	3,731,680
% OF NET ASSETS	1.3	1.3	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	92.9%
Short-Term Investment	6.8
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

57

SPDR NUVEEN BARCLAYS BUILD AMERICA BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS BUILD AMERICA BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS BUILD AMERICA BOND INDEX*
SIX MONTHS	2.87%	3.86%	3.06%	N/A	N/A	N/A
ONE YEAR	–0.48%	–1.77%	–0.21%	–0.48%	–1.77%	–0.21%
THREE YEARS	10.86%	9.64%	12.87%	3.50%	3.11%	4.12%
FIVE YEARS	57.85%	55.64%	62.03%	9.56%	9.25%	10.13%
SINCE INCEPTION (1)	55.75%	53.76%	61.41%	8.17%	7.92%	8.86%

(1)	For the period May 12, 2010 to December 31, 2015.
*	The Barclays Build America Bond Index is a subset of the Barclays Taxable Municipal Bond Index. The Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Taxable Municipal Index.

58

SPDR NUVEEN BARCLAYS BUILD AMERICA BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

59

SPDR NUVEEN BARCLAYS BUILD AMERICA BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	CALIFORNIA, STATE GENERAL OBLIGATION 7.55% 04/01/2039	CALIFORNIA, STATE GENERAL OBLIGATION 7.60% 11/01/2040	CALIFORNIA, STATE GENERAL OBLIGATION 7.50% 04/01/2034	MASSACHUSETTS, STATE GENERAL OBLIGATION 4.20% 12/01/2021	CALIFORNIA, STATE GENERAL OBLIGATION 7.30% 10/01/2039
MARKET VALUE	$1,873,738	1,350,667	1,179,088	1,163,074	1,028,699
% OF NET ASSETS	3.9	2.8	2.5	2.4	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Municipal Bonds & Notes	99.0%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

60

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DB GLOBAL GOVERNMENT EX-U.S. INFLATION-LINKED BOND CAPPED INDEX* **	NET ASSET VALUE	MARKET VALUE	DB GLOBAL GOVERNMENT EX-U.S. INFLATION-LINKED BOND CAPPED INDEX* **
SIX MONTHS	–6.21%	–7.06%	–5.95%	N/A	N/A	N/A
ONE YEAR	–10.43%	–10.50%	–9.79%	–10.43%	–10.50%	–9.79%
THREE YEARS	–15.04%	–15.87%	–13.67%	–5.29%	–5.60%	–4.78%
FIVE YEARS	–0.73%	–1.12%	2.16%	–0.15%	–0.23%	0.43%
SINCE INCEPTION (1)	0.82%	0.34%	7.54%	0.11%	0.04%	0.94%

(1)	For the period March 13, 2008 to December 31, 2015.
*	The DB Global Government ex-US Inflation-Linked Bond Capped Index measures the performance of the inflation linked government bond markets of developed and emerging market countries outside of the United States. Inflation protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as Treasury Inflation-Protected Securities (“TIPS”), are securities issued by such governments that are designed to provide inflation protection to investors.
**	Effective February 15, 2016, the Fund is changing its benchmark index to the Citi International Inflation-Linked Securities Select Index.

61

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

62

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	POLAND GOVERNMENT BOND 2.75% 08/25/2023	FRANCE GOVERNMENT BOND OAT 2.25% 07/25/2020	FRANCE GOVERNMENT BOND OAT 1.00% 07/25/2017	FRANCE GOVERNMENT BOND OAT 3.15% 07/25/2032	ITALY BUONI POLIENNALI DEL TESORO 2.60% 09/15/2023
MARKET VALUE	$15,448,236	13,791,215	11,959,615	11,722,624	10,652,920
% OF NET ASSETS	2.7	2.4	2.1	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Foreign Government Obligations	99.5%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

63

SPDR BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX*
SIX MONTHS	–3.03%	–3.27%	–2.83%	N/A	N/A	N/A
ONE YEAR	–7.45%	–7.63%	–7.10%	–7.45%	–7.63%	–7.10%
THREE YEARS	–18.51%	–18.76%	–17.76%	–6.59%	–6.69%	–6.31%
FIVE YEARS	–16.55%	–16.91%	–15.06%	–3.55%	–3.64%	–3.21%
SINCE INCEPTION (1)	–4.96%	–5.20%	–2.12%	–0.73%	–0.76%	–0.31%

(1)	For the period January 15, 2009 to December 31, 2015.
*	The Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. Each of the component securities in the Index is a constituent of the Barclays Global Treasury ex-US Index.

64

SPDR BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

65

SPDR BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	GOVERNMENT OF JAPAN 5 YEAR BOND 0.20% 12/20/2017	GOVERNMENT OF JAPAN 5 YEAR BOND 0.10% 12/20/2017	GOVERNMENT OF JAPAN 2 YEAR BOND 0.10% 04/15/2017	GOVERNMENT OF JAPAN 5 YEAR BOND 0.20% 06/20/2017	AUSTRALIA GOVERNMENT BOND 5.50% 01/21/2018
MARKET VALUE	$3,340,421	3,333,904	3,331,842	2,753,434	2,605,804
% OF NET ASSETS	1.9	1.9	1.9	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Foreign Government Obligations	98.2%
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

66

SPDR BARCLAYS INTERNATIONAL TREASURY BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL TREASURY EX-US CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL TREASURY EX-US CAPPED INDEX*
SIX MONTHS	–1.45%	–0.86%	–1.14%	N/A	N/A	N/A
ONE YEAR	–6.99%	–6.77%	–6.41%	–6.99%	–6.77%	–6.41%
THREE YEARS	–12.62%	–12.28%	–11.20%	–4.40%	–4.28%	–3.88%
FIVE YEARS	–4.16%	–3.31%	–1.53%	–0.85%	–0.67%	–0.31%
SINCE INCEPTION (1)	15.10%	15.65%	21.49%	1.72%	1.78%	2.39%

(1)	For the period October 2, 2007 to December 31, 2015.
*	The Barclays Global Treasury Ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively).

67

SPDR BARCLAYS INTERNATIONAL TREASURY BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

68

SPDR BARCLAYS INTERNATIONAL TREASURY BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	KOREA TREASURY BOND 3.50% 03/10/2024	KOREA TREASURY BOND 3.13% 03/10/2019	KOREA TREASURY BOND 3.25% 09/10/2018	KOREA TREASURY BOND 3.75% 12/10/2033	KOREA MONETARY STABILIZATION BOND 1.69% 06/02/2017
MARKET VALUE	$12,749,938	9,345,345	7,812,671	6,229,110	6,101,602
% OF NET ASSETS	0.9	0.7	0.6	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Foreign Government Obligations	98.6%
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

69

SPDR BARCLAYS INTERNATIONAL CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL AGGREGATE EX-USD > $1B: CORPORATE BOND INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL AGGREGATE EX-USD > $1B: CORPORATE BOND INDEX*
SIX MONTHS	–1.78%	–1.90%	–1.52%	N/A	N/A	N/A
ONE YEAR	–10.29%	–10.66%	–9.89%	–10.29%	–10.66%	–9.89%
THREE YEARS	–9.95%	–10.38%	–8.84%	–3.43%	–3.59%	–3.04%
FIVE YEARS	2.18%	2.99%	4.21%	0.43%	0.59%	0.83%
SINCE INCEPTION (1)	11.81%	11.96%	14.59%	2.00%	2.03%	2.45%

(1)	For the period May 19, 2010 to December 31, 2015.
*	The Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices.

70

SPDR BARCLAYS INTERNATIONAL CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

71

SPDR BARCLAYS INTERNATIONAL CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	DEUTSCHE BANK AG 2.38% 01/11/2023	COOPERATIEVE CENTRALE RAIFFEISEN- BOERENLEENBANK BA 4.13% 01/14/2020	PANASONIC CORP. 0.39% 03/19/2020	COOPERATIEVE CENTRALE RAIFFEISEN- BOERENLEENBANK BA 4.75% 01/15/2018	CITIGROUP, INC. 5.00% 08/02/2019
MARKET VALUE	$1,035,069	867,392	832,753	830,626	688,488
% OF NET ASSETS	0.7	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	97.6%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	2.4
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

72

SPDR BARCLAYS EMERGING MARKETS LOCAL BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS EM LOCAL CURRENCY GOVERNMENT DIVERSIFIED INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS EM LOCAL CURRENCY GOVERNMENT DIVERSIFIED INDEX*
SIX MONTHS	–8.32%	–8.80%	–7.81%	N/A	N/A	N/A
ONE YEAR	–11.98%	–13.20%	–11.14%	–11.98%	–13.20%	–11.14%
THREE YEARS	–20.48%	–21.75%	–18.50%	–7.35%	–7.85%	–6.60%
SINCE INCEPTION (1)	–8.90%	–9.52%	–4.70%	–1.90%	–2.04%	–0.99%

(1)	For the period February 23, 2011 to December 31, 2015.
*	The Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes govern-ment bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated.

73

SPDR BARCLAYS EMERGING MARKETS LOCAL BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

74

SPDR BARCLAYS EMERGING MARKETS LOCAL BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	MEXICAN BONOS 8.50% 12/13/2018	BRAZIL LETRAS DO TESOURO NACIONAL 01/01/2019	MEXICAN BONOS 4.75% 06/14/2018	BRAZIL LETRAS DO TESOURO NACIONAL 01/01/2017	POLAND GOVERNMENT BOND 4.00% 10/25/2023
MARKET VALUE	$1,076,410	1,038,170	1,029,730	927,919	863,489
% OF NET ASSETS	1.6	1.6	1.5	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Foreign Government Obligations	97.8%
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

75

SPDR BARCLAYS INTERNATIONAL HIGH YIELD BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/12/14, 3/13/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL HY ex US DOMICILED 350MN+ CASH PAY INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS GLOBAL HY ex US DOMICILED 350MN+ CASH PAY INDEX*
SIX MONTHS	–5.52%	–3.58%	–5.43%	N/A	N/A	N/A
ONE YEAR	–6.89%	–5.42%	–6.32%	–6.89%	–5.42%	–6.32%
SINCE INCEPTION (1)	–11.24%	–10.48%	–11.07%	–6.38%	–5.94%	–6.30%

(1)	For the period March 12, 2014 to December 31, 2015.
*	The Barclays Global HY ex US Domiciled 350MN+ Cash Pay Index is designed to be a measure of the international high yield, fixed rate, fixed income corporate markets of issuers domiciled outside the United States, including in emerging markets.

76

SPDR BARCLAYS INTERNATIONAL HIGH YIELD BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

77

SPDR BARCLAYS INTERNATIONAL HIGH YIELD BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	WIND ACQUISITION FINANCE SA 7.38% 04/23/2021	ITAU UNIBANCO HOLDING SA 5.65% 03/19/2022	VIRGIN MEDIA SECURED FINANCE PLC 5.38% 04/15/2021	COMMERZBANK AG 8.13% 09/19/2023	WIND ACQUISITION FINANCE SA 7.00% 04/23/2021
MARKET VALUE	$378,000	276,750	232,313	229,542	214,544
% OF NET ASSETS	1.5	1.1	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	96.0%
Common Stocks	0.7
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

78

SPDR BARCLAYS HIGH YIELD BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS HIGH YIELD VERY LIQUID INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS HIGH YIELD VERY LIQUID INDEX*
SIX MONTHS	–8.74%	–8.47%	–7.32%	N/A	N/A	N/A
ONE YEAR	–7.21%	–6.74%	–5.26%	–7.21%	–6.74%	–5.26%
THREE YEARS	–0.61%	–0.50%	–3.11%	–0.20%	–0.17%	1.03%
FIVE YEARS	18.96%	18.68%	26.15%	3.53%	3.49%	4.76%
SINCE INCEPTION (1)	42.91%	43.63%	71.66%	4.51%	4.58%	6.91%

(1)	For the period November 28, 2007 to December 31, 2015.
*	The Barclays High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc. Respectively, and have $500 million or more of outstanding face value.

79

SPDR BARCLAYS HIGH YIELD BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

80

SPDR BARCLAYS HIGH YIELD BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	NUMERICABLE-SFR SAS 6.00% 05/15/2022	FRONTIER COMMUNICATIONS CORP. 11.00% 09/15/2025	SPRINT COMMUNICATIONS, INC. 9.00% 11/15/2018	REYNOLDS GROUP ISSUER, INC. / REYNOLDS GROUP ISSUER LLC / REYNOLDS GROUP ISSUER LU 5.75% 10/15/2020	FIRST DATA CORP. 7.00% 12/01/2023
MARKET VALUE	$68,811,800	61,479,000	61,000,795	59,973,522	50,155,000
% OF NET ASSETS	0.7	0.7	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	97.3%
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

81

SPDR BARCLAYS SHORT TERM HIGH YIELD BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS US HIGH YIELD 350MN CASH PAY 0-5YR 2% CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS US HIGH YIELD 350MN CASH PAY 0-5YR 2% CAPPED INDEX*
SIX MONTHS	–8.13%	–8.10%	–7.21%	N/A	N/A	N/A
ONE YEAR	–6.56%	–6.19%	–5.15%	–6.56%	–6.19%	–5.15%
THREE YEAR	–0.89%	–1.36%	2.67%	–0.30%	–0.46%	0.88%
SINCE INCEPTION (1)	5.39%	5.70%	10.86%	1.39%	1.47%	2.75%

(1)	For the period March 14, 2012 to December 31, 2015.
*	Barclays US High Yield 350MN Cash Pay 0-5 Yr 2% Capped Index includes short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds. The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed rate, taxable corporate bonds that have a remaining maturity of less than 5 years regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch, Inc., or Standard & Poor’s, Inc., respectively, and have $350 million or more of issuance.

82

SPDR BARCLAYS SHORT TERM HIGH YIELD BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

83

SPDR BARCLAYS SHORT TERM HIGH YIELD BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HCA, INC. 6.50% 02/15/2020	SOFTBANK GROUP CORP. 4.50% 04/15/2020	REYNOLDS GROUP ISSUER, INC. / REYNOLDS GROUP ISSUER LLC / REYNOLDS GROUP ISSUER LU 5.75% 10/15/2020	NUMERICABLE-SFR SAS 4.88% 05/15/2019	SPRINT COMMUNICATIONS, INC. 9.00% 11/15/2018
MARKET VALUE	$25,030,173	19,837,315	19,021,453	18,982,437	16,687,387
% OF NET ASSETS	0.9	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	96.9%
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

84

SPDR BARCLAYS INVESTMENT GRADE FLOATING RATE ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. DOLLAR FLOATING RATE NOTE < 5 YEARS INDEX*	NET ASSET VALUE	MARKET VALUE	BARCLAYS U.S. DOLLAR FLOATING RATE NOTE < 5 YEARS INDEX*
SIX MONTHS	–0.10%	–0.30%	–0.07%	N/A	N/A	N/A
ONE YEAR	0.21%	0.46%	0.36%	0.21%	0.46%	0.36%
THREE YEARS	1.71%	1.27%	2.12%	0.57%	0.42%	0.70%
SINCE INCEPTION (1)	5.05%	5.17%	6.07%	1.21%	1.24%	1.45%

(1)	For the period November 30, 2011 to December 31, 2015.
*	The Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.

85

SPDR BARCLAYS INVESTMENT GRADE FLOATING RATE ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

86

SPDR BARCLAYS INVESTMENT GRADE FLOATING RATE ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	GOLDMAN SACHS GROUP, INC. 1.04% 03/22/2016	KOMMUNALBANKEN A/S 0.98% 03/27/2017	TORONTO- DOMINION BANK 0.94% 09/09/2016	JPMORGAN CHASE & CO. 1.22% 01/25/2018	NATIONAL AUSTRALIA BANK, LTD. 0.87% 07/25/2016
MARKET VALUE	$6,165,175	3,758,876	3,503,223	3,356,891	3,352,144
% OF NET ASSETS	1.6	1.0	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	88.1%
Foreign Government Obligations	10.0
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

87

SPDR BOFA MERRILL LYNCH EMERGING MARKETS CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BOFA MERRILL LYNCH EMERGING MARKETS DIVERSIFIED CORPORATE INDEX*	NET ASSET VALUE	MARKET VALUE	BOFA MERRILL LYNCH EMERGING MARKETS DIVERSIFIED CORPORATE INDEX*
SIX MONTHS	–5.06%	–5.59%	–4.06%	N/A	N/A	N/A
ONE YEAR	–2.11%	–1.50%	–0.85%	–2.11%	–1.50%	–0.85%
THREE YEAR	–2.45%	–2.82%	–0.22%	–0.82%	–0.95%	–0.07%
SINCE INCEPTION (1)	5.86%	5.10%	8.75%	1.62%	1.41%	2.40%

(1)	For the period June 18, 2012 to December 31, 2015.
*	The BofA Merrill Lynch Emerging Markets Diversified Corporate Index is designed to measure the performance of U.S. dollar-denominated emerging markets corporate senior and secured debt publicly issued in the U.S. domestic and Eurobond markets. In order to qualify for inclusion in the Index an issuer must have primary risk exposure to a country other than a member of the FX G10, a Western European country, or a territory of the US or a Western European country.

88

SPDR BOFA MERRILL LYNCH EMERGING MARKETS CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

89

SPDR BOFA MERRILL LYNCH EMERGING MARKETS CORPORATE BOND ETF — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	HUTCHISON WHAMPOA INTERNATIONAL 11, LTD. 4.63% 01/13/2022	CNOOC FINANCE 2013, LTD. 3.00% 05/09/2023	GAZPROM OAO VIA GAZ CAPITAL SA 9.25% 04/23/2019	SINOPEC GROUP OVERSEAS DEVELOPMENT 2014, LTD. 4.38% 04/10/2024	PETROLEOS MEXICANOS 6.50% 06/02/2041
MARKET VALUE	$268,089	257,391	223,350	206,629	203,157
% OF NET ASSETS	2.0	1.9	1.7	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.3%
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

90

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF — PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2015 (as supplemented February 11, 2016) is 0.40%*.

PERFORMANCE AS OF DECEMBER 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	BOFA MERRILL LYNCH US DIVERSIFIED CROSSOVER CORPORATE INDEX**	NET ASSET VALUE	MARKET VALUE	BOFA MERRILL LYNCH US DIVERSIFIED CROSSOVER CORPORATE INDEX**
SIX MONTHS	–2.37%	–3.42%	–2.29%	N/A	N/A	N/A
ONE YEAR	–1.94%	–3.62%	–1.54%	–1.94%	–3.62%	–1.54%
THREE YEAR	5.09%	2.70%	6.94%	1.67%	0.89%	2.26%
SINCE INCEPTION (1)	13.10%	11.64%	14.45%	3.54%	3.16%	3.89%

(1)	For the period June 18, 2012 to December 31, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2016.
**	The BofA Merrill Lynch US Diversified Crossover Corporate Index is designed to measure the performance of US dollar denominated BBB and BB corporate debt publicly issued in the US domestic market. “Crossover” corporate debt generally means corporate debt rated at levels where the lower end of investment grade debt and the higher end of high yield debt meet.

91

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF — PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

92

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	ALLY FINANCIAL, INC. 5.75% 11/20/2025	HCA, INC. 5.88% 02/15/2026	AT&T, INC. 2.38% 11/27/2018	FORD MOTOR CREDIT CO. LLC 3.20% 01/15/2021	NAVIENT CORP. 8.00% 03/25/2020
MARKET VALUE	$253,125	250,937	201,363	198,647	197,600
% OF NET ASSETS	0.8	0.8	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Corporate Bonds & Notes	98.2%
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

93

SPDR Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS * — 99.9%
Treasury Bills:
0.09%, 3/17/2016	$233,723,000	$233,671,200
0.11%, 3/10/2016	243,461,000	243,407,339
0.12%, 2/4/2016	374,931,000	374,893,814
0.13%, 3/3/2016	374,931,000	374,850,278
0.14%, 2/11/2016	262,939,000	262,900,061
0.16%, 2/18/2016	262,939,000	262,893,422
0.17%, 3/24/2016	136,338,000	136,284,567
0.17%, 2/25/2016	253,200,000	253,170,986
0.18%, 3/31/2016	345,716,000	345,582,034

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,487,574,668)		2,487,653,701

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (c) (Cost $2,343,549)	2,343,549	2,343,549

TOTAL INVESTMENTS — 100.0% (d) (Cost $2,489,918,217)		2,489,997,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(216,519)

NET ASSETS — 100.0%		$2,489,780,731

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

94

SPDR Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$13,276,276	$11,278,595
0.75%, 2/15/2042	13,536,447	11,948,080
0.75%, 2/15/2045	12,961,733	11,341,516
1.38%, 2/15/2044	13,111,482	13,390,101
1.75%, 1/15/2028	9,904,053	10,852,663
2.00%, 1/15/2026	13,372,567	14,885,272
2.13%, 2/15/2040	9,270,778	10,952,590
2.13%, 2/15/2041	14,630,906	17,390,148
2.38%, 1/15/2025	19,679,306	22,409,809
2.38%, 1/15/2027	10,846,064	12,567,877
2.50%, 1/15/2029	8,746,589	10,382,464
3.38%, 4/15/2032	3,807,335	5,158,329
3.63%, 4/15/2028	13,771,321	18,048,969
3.88%, 4/15/2029	15,699,508	21,375,822
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	25,960,335	25,907,636
0.13%, 4/15/2018	28,705,276	28,660,496
0.13%, 4/15/2019	28,317,947	28,163,048
0.13%, 4/15/2020	28,332,351	28,004,829
0.13%, 1/15/2022	24,205,868	23,502,445
0.13%, 7/15/2022	23,660,437	22,976,413
0.13%, 1/15/2023	23,572,461	22,633,334
0.13%, 7/15/2024	22,878,431	21,766,768
0.25%, 1/15/2025	23,036,061	22,021,093
0.38%, 7/15/2023	23,380,530	22,879,953
0.38%, 7/15/2025	22,944,539	22,241,748
0.63%, 7/15/2021	21,103,888	21,265,544
0.63%, 1/15/2024	23,318,987	23,085,797
1.13%, 1/15/2021	22,251,617	22,964,337
1.25%, 7/15/2020	19,703,433	20,510,091
1.38%, 7/15/2018	9,215,818	9,544,178
1.38%, 1/15/2020	11,643,819	12,118,654
1.63%, 1/15/2018	10,396,436	10,727,874
1.88%, 7/15/2019	9,441,286	10,016,638
2.13%, 1/15/2019	9,122,351	9,661,117
2.38%, 1/15/2017	11,193,290	11,471,331
2.63%, 7/15/2017	8,964,044	9,360,434

TOTAL U.S. TREASURY OBLIGATIONS (Cost $636,287,026)		621,465,993

	Shares

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (c) (Cost $833,854)	833,854	833,854

TOTAL INVESTMENTS — 99.7% (d) (Cost $637,120,880)		622,299,847
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,639,052

NET ASSETS — 100.0%		$623,938,899

(a)	Value is determined based on Level 1 inputs (Note 2).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

95

SPDR Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2016	$364,633	$363,324
0.13%, 4/15/2017	415,407	414,564
0.13%, 4/15/2018	458,889	458,173
0.13%, 4/15/2019	452,703	450,226
0.13%, 4/15/2020	452,939	447,703
1.25%, 7/15/2020	315,180	328,083
1.38%, 7/15/2018	147,686	152,948
1.38%, 1/15/2020	186,316	193,914
1.63%, 1/15/2018	166,548	171,858
1.88%, 7/15/2019	151,381	160,606
2.00%, 1/15/2016	38	38
2.13%, 1/15/2019	146,117	154,747
2.38%, 1/15/2017	179,149	183,599
2.50%, 7/15/2016	207,985	211,398
2.63%, 7/15/2017	143,790	150,148

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,892,443)		3,841,329

	Shares

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (c) (Cost $6,560)	6,560	6,560

TOTAL INVESTMENTS — 99.6% (d) (Cost $3,899,003)		3,847,889
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		14,182

NET ASSETS — 100.0%		$3,862,071

(a)	Value is determined based on Level 1 inputs (Note 2).
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

96

SPDR Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds 2.38%, 1/15/2025	$825,334	$939,849
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	1,085,909	1,083,704
0.13%, 4/15/2018	1,201,348	1,199,474
0.13%, 4/15/2019	1,184,646	1,178,166
0.13%, 4/15/2020 (a)	1,185,466	1,171,762
0.13%, 1/15/2022	1,012,699	983,270
0.13%, 7/15/2022	989,481	960,876
0.13%, 1/15/2023	985,798	946,524
0.13%, 7/15/2024	958,202	911,643
0.25%, 1/15/2025 (a)	960,993	918,651
0.38%, 7/15/2023	977,773	956,839
0.38%, 7/15/2025 (a)	959,517	930,127
0.63%, 7/15/2021	882,421	889,180
0.63%, 1/15/2024	975,197	965,445
1.13%, 1/15/2021	930,917	960,734
1.25%, 7/15/2020	824,054	857,790
1.38%, 7/15/2018	386,037	399,792
1.38%, 1/15/2020	487,680	507,568
1.63%, 1/15/2018 (a)	435,162	449,035
1.88%, 7/15/2019	394,664	418,715
2.13%, 1/15/2019	381,303	403,823
2.38%, 1/15/2017	470,344	482,027
2.63%, 7/15/2017	374,914	391,494

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,408,716)		18,906,488

	Shares

SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c)	6,336	6,336
State Street Navigator Securities Lending Prime Portfolio (b) (d)	1,658,474	1,658,474

TOTAL SHORT-TERM INVESTMENTS (e) (Cost $1,664,810)		1,664,810

TOTAL INVESTMENTS — 108.5% (f) (Cost $21,073,526)		20,571,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(1,603,955)

NET ASSETS — 100.0%		$18,967,343

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Investment of cash collateral for securities loaned
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

97

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds:
8.13%, 8/15/2019	$95,300	$117,460
8.50%, 2/15/2020	76,700	97,649
8.75%, 5/15/2017	133,700	147,878
8.75%, 5/15/2020	207,000	268,191
8.75%, 8/15/2020	296,400	388,231
8.88%, 8/15/2017	76,700	86,398
8.88%, 2/15/2019	115,000	141,468
9.00%, 11/15/2018	95,300	115,993
9.13%, 5/15/2018	56,800	67,388
U.S. Treasury Notes:
0.50%, 1/31/2017	934,300	931,151
0.50%, 2/28/2017	691,400	688,745
0.50%, 3/31/2017	355,700	354,156
0.50%, 4/30/2017	542,800	539,978
0.50%, 7/31/2017	287,000	284,850
0.63%, 2/15/2017	877,600	875,625
0.63%, 5/31/2017	1,182,600	1,177,479
0.63%, 6/30/2017	298,400	296,923
0.63%, 7/31/2017	202,300	201,185
0.63%, 8/31/2017	707,800	703,334
0.63%, 9/30/2017	956,900	950,345
0.63%, 11/30/2017	363,900	360,912
0.63%, 4/30/2018	733,100	723,687
0.75%, 1/15/2017	287,000	286,885
0.75%, 3/15/2017	478,900	478,330
0.75%, 6/30/2017	287,000	286,116
0.75%, 10/31/2017	383,400	381,353
0.75%, 12/31/2017	421,700	418,866
0.75%, 2/28/2018	1,456,900	1,444,560
0.75%, 3/31/2018	730,000	723,642
0.75%, 4/15/2018	281,100	278,376
0.88%, 1/31/2017	478,900	479,159
0.88%, 2/28/2017	348,300	348,446
0.88%, 4/15/2017	478,900	478,843
0.88%, 4/30/2017	478,900	478,771
0.88%, 5/15/2017	306,900	306,697
0.88%, 6/15/2017	383,400	383,043
0.88%, 7/15/2017	287,000	286,521
0.88%, 8/15/2017	287,000	286,400
0.88%, 10/15/2017	398,800	397,600
0.88%, 11/15/2017	153,300	152,793
0.88%, 11/30/2017 (a)	389,600	388,443
0.88%, 1/15/2018	260,700	259,535
0.88%, 1/31/2018	611,700	608,727
0.88%, 7/15/2018	303,400	300,703
0.88%, 10/15/2018	421,800	417,177
0.88%, 7/31/2019	191,600	187,314
1.00%, 3/31/2017	855,200	856,688
1.00%, 9/15/2017	287,000	286,859
1.00%, 12/15/2017	306,900	306,492
1.00%, 12/31/2017	200,000	199,758
1.00%, 2/15/2018	153,300	152,851
1.00%, 3/15/2018	165,900	165,359
1.00%, 5/15/2018	518,400	515,938
1.00%, 5/31/2018	363,900	362,091
1.00%, 8/15/2018	487,800	484,668
1.00%, 9/15/2018	677,100	672,306

1.00%, 6/30/2019	$95,300	$93,728
1.00%, 8/31/2019	191,600	187,826
1.00%, 9/30/2019	287,000	281,045
1.00%, 11/30/2019	640,900	626,544
1.13%, 6/15/2018	255,600	255,045
1.13%, 5/31/2019	133,700	132,216
1.13%, 12/31/2019	306,900	301,195
1.13%, 3/31/2020	210,500	205,833
1.13%, 4/30/2020	510,300	498,696
1.25%, 10/31/2018	383,400	382,905
1.25%, 11/15/2018 (a)	320,800	320,296
1.25%, 11/30/2018	489,900	489,136
1.25%, 12/15/2018	425,000	424,086
1.25%, 1/31/2019	745,700	743,299
1.25%, 4/30/2019	191,600	190,406
1.25%, 10/31/2019	153,300	151,526
1.25%, 1/31/2020	383,400	377,526
1.25%, 2/29/2020	230,200	226,482
1.38%, 6/30/2018	191,600	192,401
1.38%, 7/31/2018	866,500	869,905
1.38%, 9/30/2018	1,684,400	1,689,689
1.38%, 11/30/2018	172,000	172,378
1.38%, 12/31/2018	191,600	191,767
1.38%, 2/28/2019	191,600	191,479
1.38%, 1/31/2020	283,800	280,928
1.38%, 2/29/2020	600,600	593,783
1.38%, 3/31/2020	447,600	442,193
1.38%, 4/30/2020	409,000	403,761
1.38%, 5/31/2020	651,800	642,479
1.38%, 8/31/2020	910,600	896,131
1.38%, 9/30/2020	507,600	498,864
1.38%, 10/31/2020	863,600	848,392
1.50%, 8/31/2018	478,900	482,104
1.50%, 12/31/2018	478,900	481,093
1.50%, 1/31/2019	478,900	480,610
1.50%, 2/28/2019	440,300	441,731
1.50%, 3/31/2019	172,000	172,538
1.50%, 5/31/2019	383,400	383,806
1.50%, 10/31/2019	735,000	732,847
1.50%, 11/30/2019	306,900	305,761
1.50%, 5/31/2020	383,400	380,126
1.63%, 3/31/2019	383,400	385,884
1.63%, 4/30/2019	1,371,900	1,380,022
1.63%, 6/30/2019	789,100	792,738
1.63%, 7/31/2019	1,045,600	1,049,364
1.63%, 8/31/2019	383,400	384,577
1.63%, 12/31/2019	383,400	383,469
1.63%, 6/30/2020	438,800	436,979
1.63%, 7/31/2020	684,000	680,819
1.63%, 11/30/2020	595,800	592,291
1.75%, 10/31/2018	191,600	194,095
1.75%, 9/30/2019	383,400	386,057
1.75%, 10/31/2020	527,300	526,572
1.75%, 12/31/2020	550,000	549,549
1.88%, 8/31/2017	1,098,000	1,113,295
1.88%, 9/30/2017	344,900	349,760
1.88%, 10/31/2017	401,900	407,752
1.88%, 6/30/2020	213,000	214,532
2.00%, 7/31/2020	344,100	348,147

See accompanying notes to financial statements.

98

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

2.00%, 9/30/2020	$296,200	$299,452
2.00%, 11/30/2020	458,400	463,131
2.13%, 8/31/2020	360,300	366,119
2.25%, 11/30/2017	421,700	431,100
2.25%, 7/31/2018	133,700	137,219
2.38%, 7/31/2017	401,900	410,448
2.38%, 5/31/2018	268,500	276,109
2.38%, 6/30/2018	268,500	276,437
2.38%, 12/31/2020	425,000	436,981
2.50%, 6/30/2017	248,700	254,278
2.63%, 1/31/2018	725,600	748,232
2.63%, 4/30/2018	191,600	198,093
2.63%, 8/15/2020	792,000	823,094
2.63%, 11/15/2020	710,400	738,340
2.75%, 5/31/2017	268,500	275,360
2.75%, 12/31/2017	322,000	332,394
2.75%, 2/28/2018	268,500	277,790
2.75%, 2/15/2019	688,500	717,637
2.88%, 3/31/2018	268,500	278,776
3.00%, 2/28/2017	191,600	196,300
3.13%, 1/31/2017	425,100	435,473
3.13%, 4/30/2017	806,500	829,872
3.13%, 5/15/2019	383,400	404,529
3.25%, 3/31/2017	344,900	354,906
3.38%, 11/15/2019	477,200	509,736
3.50%, 2/15/2018	153,300	160,977
3.50%, 5/15/2020	536,200	576,651
3.63%, 8/15/2019	383,400	411,614
3.63%, 2/15/2020	421,700	455,040
3.75%, 11/15/2018	344,900	369,167
3.88%, 5/15/2018	268,500	285,765
4.00%, 8/15/2018	287,000	308,077
4.25%, 11/15/2017	647,500	685,690
4.50%, 5/15/2017	61,400	64,366
4.63%, 2/15/2017	156,700	163,180
4.75%, 8/15/2017	268,500	284,707

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,048,388)		65,655,834

	Shares

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c)	2,419,505	2,419,505
State Street Navigator Securities Lending Prime Portfolio (c) (d)	393,991	393,991

TOTAL SHORT-TERM INVESTMENTS (e) (Cost $2,813,496)		2,813,496

TOTAL INVESTMENTS — 103.5% (f) (Cost $68,861,884)		68,469,330
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(2,321,800)

NET ASSETS — 100.0%		$66,147,530

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Investment of cash collateral for securities loaned
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

99

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
6.25%, 8/15/2023	$784,100	$1,011,685
6.88%, 8/15/2025	451,500	632,362
7.13%, 2/15/2023	352,400	470,362
7.25%, 8/15/2022	337,600	446,506
7.50%, 11/15/2024	352,300	502,299
7.63%, 11/15/2022	298,400	404,896
7.63%, 2/15/2025	299,200	432,553
7.88%, 2/15/2021	230,300	298,121
8.00%, 11/15/2021	562,600	751,122
8.13%, 8/15/2019	519,100	639,806
8.13%, 5/15/2021	105,200	138,643
8.13%, 8/15/2021	105,200	140,002
8.50%, 2/15/2020	230,300	293,202
8.75%, 5/15/2017	353,400	390,875
8.75%, 5/15/2020	187,800	243,316
8.75%, 8/15/2020	999,900	1,309,689
8.88%, 8/15/2017	230,300	259,419
8.88%, 2/15/2019	353,400	434,739
9.00%, 11/15/2018	270,700	329,480
9.13%, 5/15/2018	375,200	445,141
Treasury Notes:
0.50%, 1/31/2017	17,097,500	17,039,882
0.50%, 2/28/2017	4,669,900	4,651,967
0.50%, 3/31/2017	2,359,000	2,348,762
0.50%, 4/30/2017	1,616,200	1,607,796
0.50%, 7/31/2017	3,001,700	2,979,217
0.63%, 2/15/2017	2,359,300	2,353,992
0.63%, 5/31/2017	3,877,500	3,860,710
0.63%, 6/30/2017	1,062,900	1,057,639
0.63%, 7/31/2017	1,069,500	1,063,607
0.63%, 8/31/2017	5,818,400	5,781,686
0.63%, 9/30/2017	4,671,600	4,639,600
0.63%, 11/30/2017	5,434,500	5,389,883
0.63%, 4/30/2018	2,408,900	2,377,970
0.75%, 1/15/2017	1,890,300	1,889,544
0.75%, 3/15/2017	1,417,600	1,415,913
0.75%, 6/30/2017	1,580,400	1,575,532
0.75%, 10/31/2017	2,998,600	2,982,588
0.75%, 12/31/2017	2,265,200	2,249,978
0.75%, 2/28/2018	3,435,100	3,406,005
0.75%, 3/31/2018	1,481,700	1,468,794
0.75%, 4/15/2018	1,535,100	1,520,225
0.88%, 1/31/2017	4,888,900	4,891,540
0.88%, 2/28/2017	5,331,000	5,333,239
0.88%, 4/15/2017	5,700,400	5,699,716
0.88%, 4/30/2017	3,153,600	3,152,749
0.88%, 5/15/2017	1,713,500	1,712,369
0.88%, 6/15/2017	1,888,700	1,886,943
0.88%, 7/15/2017	2,567,800	2,563,512
0.88%, 8/15/2017	1,368,500	1,365,640
0.88%, 10/15/2017	910,900	908,158
0.88%, 11/15/2017	1,321,400	1,317,026
0.88%, 11/30/2017 (a)	1,737,100	1,731,941
0.88%, 1/15/2018	1,042,000	1,037,342
0.88%, 1/31/2018	1,223,000	1,217,056
0.88%, 7/15/2018	3,870,200	3,835,794
0.88%, 10/15/2018 (a)	1,336,400	1,321,753
0.88%, 7/31/2019	671,500	656,479

1.00%, 3/31/2017	$3,337,000	$3,342,806
1.00%, 9/15/2017	1,368,500	1,367,829
1.00%, 12/15/2017	1,002,100	1,000,767
1.00%, 12/31/2017	750,000	749,092
1.00%, 2/15/2018	1,404,100	1,399,986
1.00%, 3/15/2018	980,300	977,104
1.00%, 5/15/2018	1,737,900	1,729,645
1.00%, 5/31/2018	3,095,000	3,079,618
1.00%, 8/15/2018	1,935,500	1,923,074
1.00%, 9/15/2018	3,305,800	3,282,395
1.00%, 6/30/2019	767,000	754,344
1.00%, 8/31/2019	5,205,000	5,102,461
1.00%, 9/30/2019	1,037,700	1,016,168
1.00%, 11/30/2019	7,862,000	7,685,891
1.13%, 6/15/2018	6,546,800	6,532,593
1.13%, 5/31/2019	813,500	804,470
1.13%, 12/31/2019	1,338,000	1,313,127
1.13%, 3/31/2020	1,206,600	1,179,850
1.13%, 4/30/2020	18,467,700	18,047,744
1.25%, 10/31/2018	6,473,200	6,464,850
1.25%, 11/15/2018 (a)	2,136,600	2,133,246
1.25%, 11/30/2018	4,364,800	4,357,991
1.25%, 12/15/2018	1,750,000	1,746,238
1.25%, 1/31/2019	15,794,700	15,743,841
1.25%, 4/30/2019	632,900	628,957
1.25%, 10/31/2019	606,500	599,483
1.25%, 1/31/2020	2,249,800	2,215,333
1.25%, 2/29/2020	1,165,600	1,146,776
1.38%, 6/30/2018	1,302,200	1,307,643
1.38%, 7/31/2018	2,401,900	2,411,339
1.38%, 9/30/2018	3,536,700	3,547,805
1.38%, 11/30/2018	647,100	648,524
1.38%, 12/31/2018	814,700	815,409
1.38%, 2/28/2019	2,493,600	2,492,029
1.38%, 1/31/2020	1,073,600	1,062,735
1.38%, 2/29/2020	3,676,000	3,634,277
1.38%, 3/31/2020	2,414,700	2,385,530
1.38%, 4/30/2020	6,546,300	6,462,442
1.38%, 5/31/2020	5,028,700	4,956,790
1.38%, 8/31/2020	2,968,000	2,920,839
1.38%, 9/30/2020	3,701,700	3,637,994
1.38%, 10/31/2020 (a)	21,424,200	21,046,919
1.50%, 8/31/2018	4,052,300	4,079,410
1.50%, 12/31/2018	2,359,300	2,370,106
1.50%, 1/31/2019	1,469,500	1,474,746
1.50%, 2/28/2019	2,359,300	2,366,968
1.50%, 3/31/2019	605,000	606,894
1.50%, 5/31/2019	2,462,900	2,465,511
1.50%, 10/31/2019	13,694,500	13,654,375
1.50%, 11/30/2019	4,402,700	4,386,366
1.50%, 5/31/2020	2,533,900	2,512,261
1.50%, 1/31/2022	1,604,000	1,559,553
1.63%, 3/31/2019	5,129,900	5,163,141
1.63%, 4/30/2019	7,100,000	7,142,032
1.63%, 6/30/2019	5,121,500	5,145,110
1.63%, 7/31/2019	3,992,300	4,006,672
1.63%, 8/31/2019	2,257,000	2,263,929
1.63%, 12/31/2019	1,824,200	1,824,528
1.63%, 6/30/2020	2,411,600	2,401,592
1.63%, 7/31/2020	2,907,300	2,893,781

See accompanying notes to financial statements.

100

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.63%, 11/30/2020	$3,205,500	$3,186,620
1.63%, 8/15/2022	15,990,600	15,579,801
1.63%, 11/15/2022	2,578,600	2,505,522
1.75%, 10/31/2018	731,100	740,619
1.75%, 9/30/2019	1,824,200	1,836,842
1.75%, 10/31/2020	2,846,800	2,842,871
1.75%, 12/31/2020	4,400,000	4,396,392
1.75%, 2/28/2022	3,043,100	3,000,557
1.75%, 3/31/2022	3,764,300	3,706,819
1.75%, 4/30/2022	1,697,200	1,670,299
1.75%, 5/15/2022	1,929,400	1,898,260
1.75%, 9/30/2022	2,003,400	1,963,753
1.75%, 5/15/2023	4,540,900	4,424,335
1.88%, 8/31/2017	1,539,400	1,560,844
1.88%, 9/30/2017	1,285,900	1,304,018
1.88%, 10/31/2017	1,290,400	1,309,188
1.88%, 6/30/2020	906,400	912,917
1.88%, 11/30/2021	1,321,400	1,316,062
1.88%, 5/31/2022	2,533,900	2,510,031
1.88%, 8/31/2022	2,258,300	2,232,555
1.88%, 10/31/2022 (a)	2,003,400	1,978,157
2.00%, 7/31/2020	1,037,700	1,049,903
2.00%, 9/30/2020	6,376,700	6,446,716
2.00%, 11/30/2020	2,689,400	2,717,155
2.00%, 2/28/2021	1,888,400	1,904,149
2.00%, 5/31/2021	1,469,500	1,479,698
2.00%, 8/31/2021	2,161,400	2,171,040
2.00%, 10/31/2021	3,494,000	3,504,482
2.00%, 11/15/2021	2,507,700	2,515,750
2.00%, 2/15/2022	4,396,800	4,406,342
2.00%, 7/31/2022	4,103,700	4,093,112
2.00%, 11/30/2022	2,338,100	2,325,194
2.00%, 2/15/2023	5,838,500	5,804,870
2.00%, 2/15/2025	6,690,700	6,540,226
2.00%, 8/15/2025	17,737,000	17,294,284
2.13%, 8/31/2020	2,646,600	2,689,343
2.13%, 1/31/2021	4,696,700	4,766,775
2.13%, 6/30/2021	2,767,800	2,802,923
2.13%, 8/15/2021	3,935,500	3,983,238
2.13%, 9/30/2021	1,824,200	1,843,500
2.13%, 12/31/2021	1,596,400	1,610,783
2.13%, 6/30/2022	2,057,000	2,067,840
2.13%, 12/31/2022	2,500,000	2,504,700
2.13%, 5/15/2025	6,943,500	6,852,262
2.25%, 11/30/2017	983,200	1,005,115
2.25%, 7/31/2018	527,500	541,384
2.25%, 3/31/2021	1,888,400	1,926,716
2.25%, 4/30/2021	1,469,500	1,498,846
2.25%, 7/31/2021	1,888,700	1,924,189
2.25%, 11/15/2024	6,153,000	6,149,677
2.25%, 11/15/2025 (a)	4,967,400	4,956,124
2.38%, 7/31/2017	2,087,500	2,131,901
2.38%, 5/31/2018	769,600	791,410
2.38%, 6/30/2018	5,247,100	5,402,204
2.38%, 12/31/2020	1,888,400	1,941,634
2.38%, 8/15/2024	7,879,100	7,961,200
2.50%, 6/30/2017	3,842,900	3,929,096
2.50%, 8/15/2023	3,100,700	3,181,660
2.50%, 5/15/2024	5,295,000	5,410,749
2.63%, 1/31/2018	2,403,000	2,477,950

2.63%, 4/30/2018	$924,600	$955,935
2.63%, 8/15/2020	5,552,600	5,770,595
2.63%, 11/15/2020	4,693,000	4,877,576
2.75%, 5/31/2017 (a)	2,203,500	2,259,799
2.75%, 12/31/2017	975,700	1,007,196
2.75%, 2/28/2018	841,900	871,030
2.75%, 2/15/2019	5,914,100	6,164,385
2.75%, 11/15/2023	4,307,200	4,495,769
2.75%, 2/15/2024	2,761,000	2,875,775
2.88%, 3/31/2018	15,109,300	15,687,532
3.00%, 2/28/2017	1,330,200	1,362,830
3.13%, 1/31/2017	1,503,800	1,540,493
3.13%, 4/30/2017	8,469,800	8,715,255
3.13%, 5/15/2019	1,392,600	1,469,346
3.13%, 5/15/2021	4,880,900	5,192,009
3.25%, 3/31/2017	2,016,100	2,074,587
3.38%, 11/15/2019	2,989,000	3,192,790
3.50%, 2/15/2018	1,988,900	2,088,504
3.50%, 5/15/2020	1,751,500	1,883,633
3.63%, 8/15/2019	1,350,000	1,449,347
3.63%, 2/15/2020	3,822,900	4,125,138
3.63%, 2/15/2021	3,019,900	3,283,235
3.75%, 11/15/2018	1,407,700	1,506,746
3.88%, 5/15/2018	689,800	734,154
4.00%, 8/15/2018	519,100	557,223
4.25%, 11/15/2017	15,193,100	16,089,188
4.50%, 5/15/2017	741,300	777,112
4.63%, 2/15/2017	619,100	644,700
4.75%, 8/15/2017	3,606,900	3,824,612

TOTAL U.S. TREASURY OBLIGATIONS (Cost $650,936,665)		648,796,790

	Shares

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c)	11,778,691	11,778,691
State Street Navigator Securities Lending Prime Portfolio (c) (d)	4,123,053	4,123,053

TOTAL SHORT-TERM INVESTMENTS (e) (Cost $15,901,744)		15,901,744

TOTAL INVESTMENTS — 101.9% (f) (Cost $666,838,409)		664,698,534
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(12,577,630)

NET ASSETS — 100.0%		$652,120,904

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Investment of cash collateral for securities loaned
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

101

SPDR Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds:
2.50%, 2/15/2045	$19,036,500	$17,091,922
2.75%, 8/15/2042	7,655,800	7,321,854
2.75%, 11/15/2042	9,834,500	9,382,703
2.88%, 5/15/2043	15,280,300	14,908,072
2.88%, 8/15/2045	12,733,700	12,373,591
3.00%, 5/15/2042	6,928,000	6,974,071
3.00%, 11/15/2044	14,112,300	14,068,411
3.00%, 5/15/2045	13,783,300	13,726,650
3.00%, 11/15/2045	6,497,500	6,480,476
3.13%, 11/15/2041	6,576,600	6,798,692
3.13%, 2/15/2042	4,766,000	4,924,231
3.13%, 2/15/2043	7,841,800	8,041,845
3.13%, 8/15/2044	14,612,600	14,944,454
3.38%, 5/15/2044	15,995,500	17,175,808
3.50%, 2/15/2039	6,232,600	6,894,627
3.63%, 8/15/2043	10,128,200	11,414,177
3.63%, 2/15/2044	12,931,600	14,553,224
3.75%, 8/15/2041	3,346,100	3,846,141
3.75%, 11/15/2043	13,455,300	15,507,233
3.88%, 8/15/2040	4,250,900	4,971,088
4.25%, 5/15/2039	4,384,100	5,416,687
4.25%, 11/15/2040	5,959,700	7,371,136
4.38%, 2/15/2038 (a)	1,908,100	2,408,442
4.38%, 11/15/2039	5,304,100	6,671,921
4.38%, 5/15/2040	5,172,900	6,511,233
4.38%, 5/15/2041	3,486,400	4,402,347
4.50%, 2/15/2036	5,619,100	7,203,630
4.50%, 5/15/2038	3,659,000	4,698,961
4.50%, 8/15/2039	4,199,500	5,375,486
4.63%, 2/15/2040	7,979,500	10,394,576
4.75%, 2/15/2037 (a)	1,325,400	1,756,911
4.75%, 2/15/2041	4,695,200	6,245,508
5.00%, 5/15/2037 (a)	1,382,400	1,894,731
5.25%, 11/15/2028	2,605,500	3,403,799
5.25%, 2/15/2029	3,361,700	4,404,734
5.38%, 2/15/2031	3,326,300	4,510,962
5.50%, 8/15/2028	1,918,300	2,552,663
6.00%, 2/15/2026	3,445,800	4,600,178
6.13%, 11/15/2027	3,456,000	4,784,659
6.13%, 8/15/2029	1,165,600	1,654,488
6.25%, 5/15/2030	2,768,400	4,014,927
6.38%, 8/15/2027	1,304,300	1,832,437
6.50%, 11/15/2026	1,903,100	2,662,627
6.63%, 2/15/2027	965,200	1,368,769
6.75%, 8/15/2026	962,800	1,364,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,074,922)		318,905,312

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c)	833,850	$833,850
State Street Navigator Securities Lending Prime Portfolio (b) (d)	2,980,270	2,980,270

TOTAL SHORT-TERM INVESTMENTS (e) (Cost $3,814,120)		3,814,120

TOTAL INVESTMENTS — 100.3% (f) (Cost $336,889,042)		322,719,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(995,612)

NET ASSETS — 100.0%		$321,723,820

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Investment of cash collateral for securities loaned
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

102

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	$305,000	$303,432

AEROSPACE & DEFENSE — 0.9%
Boeing Capital Corp. 2.90%, 8/15/2018	1,000,000	1,028,574
Boeing Co. 0.95%, 5/15/2018 (b)	1,975,000	1,946,389
General Dynamics Corp. 1.00%, 11/15/2017	4,888,000	4,862,553
Harris Corp. 2.00%, 4/27/2018	2,560,000	2,529,811
L-3 Communications Corp. 1.50%, 5/28/2017	1,545,000	1,523,063
Lockheed Martin Corp. 1.85%, 11/23/2018	4,230,000	4,218,782
Northrop Grumman Corp. 1.75%, 6/1/2018	4,200,000	4,163,120
Raytheon Co. 6.75%, 3/15/2018	1,505,000	1,665,176
United Technologies Corp.:
1.78%, 5/4/2018 (c)	4,400,000	4,350,487
1.80%, 6/1/2017	9,713,000	9,762,887
5.38%, 12/15/2017	4,272,000	4,582,763

		40,633,605

AGRICULTURE — 1.0%
Altria Group, Inc. 9.70%, 11/10/2018	200,000	239,324
Archer-Daniels-Midland Co. 5.45%, 3/15/2018	1,558,000	1,669,011
Bunge NA Finance L.P. 5.90%, 4/1/2017	915,000	954,372
Bunge, Ltd. Finance Corp.:
3.20%, 6/15/2017	3,856,000	3,883,187
4.10%, 3/15/2016	2,653,000	2,666,618
Philip Morris International, Inc.:
1.13%, 8/21/2017 (b)	3,128,000	3,120,042
1.25%, 8/11/2017 (b)	2,100,000	2,098,920
1.25%, 11/9/2017	1,416,000	1,415,162
1.63%, 3/20/2017	2,301,000	2,311,894
1.88%, 1/15/2019	407,000	404,904
5.65%, 5/16/2018	14,777,000	16,120,866
Reynolds American, Inc.:
2.30%, 6/12/2018	7,605,000	7,654,755
6.75%, 6/15/2017	5,153,000	5,499,874

		48,038,929

AIRLINES — 0.0% (a)
Southwest Airlines Co. 5.13%, 3/1/2017	852,000	887,244

AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series MTN, 0.95%, 5/5/2017	2,730,000	2,714,330
Series MTN, 1.20%, 7/14/2017	2,818,000	2,805,965
Series MTN, 1.50%, 3/13/2018	4,550,000	4,525,090
Series MTN, 1.55%, 12/11/2017 (b)	5,193,000	5,182,875
Series MTN, 1.60%, 7/13/2018	8,500,000	8,446,706

Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	2,100,000	2,080,299
1.50%, 1/17/2017	4,665,000	4,637,071
1.68%, 9/8/2017	5,200,000	5,136,050
1.72%, 12/6/2017	9,635,000	9,489,131
2.15%, 1/9/2018	3,580,000	3,553,375
2.24%, 6/15/2018	5,615,000	5,550,783
2.38%, 1/16/2018	7,200,000	7,178,683
2.55%, 10/5/2018	4,850,000	4,821,292
2.88%, 10/1/2018	3,937,000	3,939,029
3.00%, 6/12/2017	10,400,000	10,498,195
4.25%, 2/3/2017	8,000,000	8,176,923
5.00%, 5/15/2018	7,820,000	8,216,659
6.63%, 8/15/2017	6,050,000	6,445,889
General Motors Co. 3.50%, 10/2/2018	4,234,000	4,275,492
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	379,000	374,648
2.63%, 7/10/2017	300,000	300,413
3.00%, 9/25/2017	14,000	14,075
3.10%, 1/15/2019	6,900,000	6,875,344
3.25%, 5/15/2018	10,000,000	10,062,448
4.75%, 8/15/2017	10,250,000	10,592,244
6.75%, 6/1/2018	250,000	270,932
PACCAR Financial Corp.:
1.40%, 5/18/2018	1,815,000	1,799,218
1.60%, 3/15/2017	2,020,000	2,024,024
Series MTN, 1.10%, 6/6/2017	1,800,000	1,791,560
Series MTN, 1.40%, 11/17/2017	1,715,000	1,709,234
Series MTN, 1.45%, 3/9/2018	2,700,000	2,684,132
Series MTN, 1.75%, 8/14/2018	735,000	732,668
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	11,196,000	11,147,778
Series MTN, 1.13%, 5/16/2017	4,043,000	4,037,099
Series MTN, 1.25%, 10/5/2017	6,080,000	6,053,419
Series MTN, 1.38%, 1/10/2018	3,350,000	3,336,733
Series MTN, 1.45%, 1/12/2018	5,250,000	5,236,989
Series MTN, 1.75%, 5/22/2017	4,448,000	4,479,666
Series MTN, 2.00%, 10/24/2018	2,140,000	2,150,239
Series MTN, 2.05%, 1/12/2017	5,458,000	5,509,175
Series MTN, 2.10%, 1/17/2019	4,350,000	4,362,698

		193,218,573

AUTO PARTS & EQUIPMENT — 0.0% (a)
Johnson Controls, Inc. 1.40%, 11/2/2017	1,640,000	1,621,395

BANKS — 32.9%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017 (b)	5,584,000	5,560,377
1.65%, 9/29/2017	3,300,000	3,292,513
3.05%, 8/23/2018	4,625,000	4,734,443
Series GMTN, 2.00%, 8/24/2018 (b)	4,034,000	4,026,264
American Express Bank FSB 6.00%, 9/13/2017	5,350,000	5,721,376
American Express Centurion Bank:
5.95%, 6/12/2017	255,000	270,493
6.00%, 9/13/2017	5,275,000	5,641,170

See accompanying notes to financial statements.

103

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	$7,950,000	$7,929,278
Series GMTN, 1.50%, 1/16/2018	5,200,000	5,173,569
Series MTN, 1.25%, 1/10/2017	3,875,000	3,873,732
Series MTN, 1.45%, 5/15/2018	2,200,000	2,178,420
Series MTN, 2.00%, 11/16/2018	4,738,000	4,728,165
Bank of America Corp.:
2.00%, 1/11/2018	15,494,000	15,458,953
3.88%, 3/22/2017	5,442,000	5,579,287
5.42%, 3/15/2017	5,155,000	5,352,352
5.70%, 5/2/2017	3,666,000	3,827,362
5.75%, 12/1/2017	18,570,000	19,806,703
6.00%, 9/1/2017	12,790,000	13,606,219
6.50%, 7/15/2018	2,278,000	2,508,203
6.88%, 11/15/2018	1,000,000	1,119,768
Series GMTN, 6.40%, 8/28/2017	9,981,000	10,679,560
Series L, 1.95%, 5/12/2018	4,900,000	4,869,151
Series L, 2.60%, 1/15/2019	500,000	501,735
Series MTN, 1.70%, 8/25/2017	5,263,000	5,238,966
Series MTN, 5.65%, 5/1/2018	8,935,000	9,605,753
Series MTN, 6.88%, 4/25/2018	34,550,000	38,074,505
Bank of America NA:
1.25%, 2/14/2017	4,800,000	4,795,615
1.65%, 3/26/2018	9,150,000	9,095,213
1.75%, 6/5/2018	8,900,000	8,850,743
2.05%, 12/7/2018 (b)	12,500,000	12,473,607
5.30%, 3/15/2017	8,847,000	9,216,319
6.10%, 6/15/2017	5,170,000	5,466,235
Bank of Montreal:
1.40%, 4/10/2018	6,355,000	6,288,109
Series MTN, 1.30%, 7/14/2017	3,775,000	3,761,740
Series MTN, 1.40%, 9/11/2017	4,854,000	4,835,211
Series MTN, 1.45%, 4/9/2018	5,000,000	4,956,273
Series MTN, 1.80%, 7/31/2018	4,400,000	4,380,759
Series MTN, 2.50%, 1/11/2017	7,050,000	7,137,373
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	3,100,000	3,074,638
1.97%, 6/20/2017 (c)	2,700,000	2,716,283
2.40%, 1/17/2017	184,000	186,230
5.45%, 5/15/2019	1,125,000	1,239,301
5.50%, 12/1/2017	100,000	106,680
Series MTN, 1.35%, 3/6/2018	2,750,000	2,726,291
Series MTN, 1.60%, 5/22/2018	2,278,000	2,266,605
Series MTN, 2.10%, 8/1/2018	2,650,000	2,665,844
Series MTN, 2.30%, 9/11/2019	3,500,000	3,508,366
Bank of Nova Scotia:
1.25%, 4/11/2017	3,968,000	3,958,860
1.30%, 7/21/2017	3,700,000	3,681,190
1.38%, 12/18/2017	5,681,000	5,645,243
1.45%, 4/25/2018 (b)	8,750,000	8,672,018
1.70%, 6/11/2018	10,750,000	10,697,717
2.05%, 10/30/2018	2,000,000	2,001,378
2.55%, 1/12/2017	5,611,000	5,683,587
Barclays Bank PLC 2.50%, 2/20/2019	1,750,000	1,763,123
Barclays PLC 2.00%, 3/16/2018	6,500,000	6,468,649

BB&T Corp.:
2.25%, 2/1/2019	150,000	150,518
4.90%, 6/30/2017	1,900,000	1,984,260
Series MTN, 1.45%, 1/12/2018	4,300,000	4,275,060
Series MTN, 1.60%, 8/15/2017	6,225,000	6,231,380
Series MTN, 2.15%, 3/22/2017	5,080,000	5,118,245
BNP Paribas SA:
Series MTN, 1.38%, 3/17/2017	4,606,000	4,598,419
Series MTN, 2.38%, 9/14/2017	10,665,000	10,779,419
Series MTN, 2.40%, 12/12/2018	500,000	502,488
Series MTN, 2.70%, 8/20/2018	7,612,000	7,713,852
BPCE SA:
2.50%, 12/10/2018	3,100,000	3,133,012
Series MTN, 1.61%, 7/25/2017 (b)	2,000,000	1,996,309
Series MTN, 1.63%, 2/10/2017	3,200,000	3,197,982
Series MTN, 1.63%, 1/26/2018	2,400,000	2,383,066
Branch Banking & Trust Co.:
1.00%, 4/3/2017	2,850,000	2,832,956
1.35%, 10/1/2017	3,070,000	3,057,727
2.30%, 10/15/2018	1,000,000	1,009,058
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	3,750,000	3,721,746
Capital One Financial Corp. 6.75%, 9/15/2017	2,404,000	2,586,763
Capital One NA/Mclean:
1.50%, 9/5/2017	3,900,000	3,859,544
1.50%, 3/22/2018 (b)	3,000,000	2,949,840
1.65%, 2/5/2018	7,491,000	7,403,368
2.35%, 8/17/2018	4,940,000	4,943,088
Citigroup, Inc.:
1.35%, 3/10/2017	4,610,000	4,597,387
1.55%, 8/14/2017	8,312,000	8,274,694
1.70%, 4/27/2018	13,925,000	13,788,515
1.75%, 5/1/2018	10,430,000	10,336,755
1.80%, 2/5/2018	14,045,000	13,969,161
1.85%, 11/24/2017	7,768,000	7,748,922
2.05%, 12/7/2018	7,150,000	7,110,705
2.15%, 7/30/2018	6,800,000	6,789,019
2.50%, 9/26/2018	10,063,000	10,125,379
6.00%, 8/15/2017	1,000,000	1,064,633
6.13%, 11/21/2017	500,000	537,721
Citizens Bank NA/Providence:
2.30%, 12/3/2018	3,280,000	3,282,332
Series MTN, 1.60%, 12/4/2017	3,700,000	3,669,945
Comerica, Inc. 2.13%, 5/23/2019	5,000,000	4,939,201
Commonwealth Bank of Australia:
1.13%, 3/13/2017	4,950,000	4,937,812
1.40%, 9/8/2017 (b)	4,650,000	4,632,857
1.75%, 11/2/2018	4,225,000	4,193,160
1.90%, 9/18/2017	5,450,000	5,470,843
2.50%, 9/20/2018	5,500,000	5,568,788
Series GMTN, 1.63%, 3/12/2018	7,850,000	7,816,367
Compass Bank:
1.85%, 9/29/2017	2,800,000	2,769,925
6.40%, 10/1/2017	100,000	105,956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/2018 (b)	7,885,000	7,863,710

See accompanying notes to financial statements.

104

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

-Security Description	Principal Amount	Value

2.25%, 1/14/2019	$750,000	$752,178
3.38%, 1/19/2017	11,775,000	12,018,717
Corpbanca SA 3.13%, 1/15/2018	4,450,000	4,349,875
Credit Suisse AG:
1.70%, 4/27/2018	15,800,000	15,666,398
1.75%, 1/29/2018	10,142,000	10,065,154
6.00%, 2/15/2018	5,530,000	5,942,389
Series GMTN, 1.38%, 5/26/2017	11,565,000	11,507,949
Deutsche Bank AG:
1.35%, 5/30/2017	6,370,000	6,327,299
1.88%, 2/13/2018	9,485,000	9,407,054
6.00%, 9/1/2017	12,453,000	13,268,902
Series 3FXD, 1.40%, 2/13/2017	7,320,000	7,277,129
Discover Bank/Greenwood:
2.00%, 2/21/2018	3,200,000	3,171,819
2.60%, 11/13/2018	2,730,000	2,733,872
Fifth Third Bancorp 5.45%, 1/15/2017	1,671,000	1,737,324
Fifth Third Bank:
1.35%, 6/1/2017	4,180,000	4,156,564
1.45%, 2/28/2018	4,000,000	3,964,226
Series MTN, 2.15%, 8/20/2018	6,000,000	6,011,199
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	16,055,000	16,342,344
5.63%, 1/15/2017	10,858,000	11,256,923
5.95%, 1/18/2018	19,368,000	20,844,438
6.15%, 4/1/2018	21,654,000	23,528,507
6.25%, 9/1/2017	10,232,000	10,944,104
Series GLOB, 2.38%, 1/22/2018	13,517,000	13,611,986
HSBC Bank USA NA 6.00%, 8/9/2017	3,300,000	3,500,328
HSBC USA, Inc.:
1.30%, 6/23/2017	2,600,000	2,583,674
1.50%, 11/13/2017	3,400,000	3,385,543
1.63%, 1/16/2018 (b)	6,700,000	6,660,006
1.70%, 3/5/2018	4,350,000	4,324,636
2.00%, 8/7/2018	7,200,000	7,177,398
2.63%, 9/24/2018	5,000,000	5,065,974
Huntington Bancshares, Inc. 2.60%, 8/2/2018 (b)	1,800,000	1,805,452
Huntington National Bank:
1.38%, 4/24/2017	2,575,000	2,559,768
1.70%, 2/26/2018	3,150,000	3,120,672
2.00%, 6/30/2018	3,500,000	3,476,811
2.20%, 11/6/2018	4,200,000	4,174,162
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	11,515,000	11,543,387
3.88%, 1/16/2018	6,700,000	6,885,652
JPMorgan Chase & Co.:
1.63%, 5/15/2018	9,241,000	9,147,392
1.80%, 1/25/2018	5,250,000	5,234,689
2.00%, 8/15/2017	16,050,000	16,100,413
6.00%, 1/15/2018	22,612,000	24,341,941
6.13%, 6/27/2017	5,333,000	5,643,419
Series H, 1.70%, 3/1/2018	16,295,000	16,193,611
Series MTN, 1.35%, 2/15/2017	10,028,000	10,002,158
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	3,300,000	3,503,037
6.00%, 10/1/2017	17,650,000	18,866,346

KeyBank NA:
1.65%, 2/1/2018	4,674,000	4,650,747
1.70%, 6/1/2018	4,000,000	3,969,522
KeyCorp. Series MTN, 2.30%, 12/13/2018	4,000,000	3,991,545
Lloyds Bank PLC:
1.75%, 3/16/2018	6,100,000	6,077,044
1.75%, 5/14/2018 (b)	6,600,000	6,570,374
2.00%, 8/17/2018 (b)	4,700,000	4,697,034
2.30%, 11/27/2018	1,002,000	1,005,515
4.20%, 3/28/2017	1,918,000	1,978,254
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,673,760
1.40%, 7/25/2017	3,250,000	3,232,379
1.45%, 3/7/2018	4,000,000	3,952,823
2.10%, 2/6/2020	750,000	734,060
6.63%, 12/4/2017	1,305,000	1,413,689
Mellon Funding Corp. 5.50%, 11/15/2018	250,000	273,533
Morgan Stanley:
1.88%, 1/5/2018	8,705,000	8,682,896
2.13%, 4/25/2018	8,558,000	8,565,708
2.50%, 1/24/2019	1,000,000	1,002,913
2.65%, 1/27/2020	1,125,000	1,120,229
4.75%, 3/22/2017	8,519,000	8,823,798
Series GMTN, 5.45%, 1/9/2017	3,363,000	3,492,619
Series GMTN, 6.63%, 4/1/2018	23,514,000	25,782,482
Series MTN, 5.55%, 4/27/2017	8,175,000	8,570,019
Series MTN, 5.95%, 12/28/2017	11,065,000	11,895,702
Series MTN, 6.25%, 8/28/2017	7,700,000	8,239,802
MUFG Union Bank NA:
2.13%, 6/16/2017	2,050,000	2,060,066
2.63%, 9/26/2018	6,400,000	6,457,391
National Australia Bank, Ltd.:
2.30%, 7/25/2018	50,000	50,368
Series GMTN, 1.88%, 7/23/2018	8,250,000	8,235,722
Series MTN, 2.75%, 3/9/2017	4,125,000	4,191,261
National Bank of Canada:
1.45%, 11/7/2017	3,571,000	3,546,264
2.10%, 12/14/2018	6,050,000	6,048,979
National City Bank 5.80%, 6/7/2017	2,544,000	2,678,693
Northern Trust Co. 6.50%, 8/15/2018	1,500,000	1,662,437
PNC Bank NA:
1.13%, 1/27/2017	4,640,000	4,634,711
1.50%, 10/18/2017	3,800,000	3,787,769
1.50%, 2/23/2018	4,745,000	4,717,689
1.80%, 11/5/2018	9,000,000	8,939,422
1.85%, 7/20/2018	4,902,000	4,892,936
2.25%, 7/2/2019	2,250,000	2,246,193
4.88%, 9/21/2017	414,000	433,448
6.00%, 12/7/2017	1,695,000	1,815,159
6.88%, 4/1/2018	1,200,000	1,318,976
Series MTN, 1.60%, 6/1/2018	4,650,000	4,619,965
PNC Funding Corp. 5.63%, 2/1/2017	1,651,000	1,718,746
Regions Bank:
2.25%, 9/14/2018	1,000,000	998,046

See accompanying notes to financial statements.

105

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

7.50%, 5/15/2018	$2,030,000	$2,256,101
Regions Financial Corp. 2.00%, 5/15/2018	7,520,000	7,463,929
Royal Bank of Canada:
1.00%, 4/27/2017	2,000,000	1,991,315
1.20%, 1/23/2017	5,961,000	5,958,975
2.00%, 12/10/2018	7,300,000	7,305,277
Series GMTN, 1.25%, 6/16/2017	6,698,000	6,670,837
Series GMTN, 1.40%, 10/13/2017	4,058,000	4,037,939
Series GMTN, 1.80%, 7/30/2018	15,300,000	15,233,094
Series GMTN, 2.20%, 7/27/2018	5,860,000	5,900,302
Series MTN, 1.50%, 1/16/2018 (b)	4,600,000	4,575,703
Royal Bank of Scotland Group PLC 1.88%, 3/31/2017	4,212,000	4,196,114
Santander Bank NA:
2.00%, 1/12/2018	4,300,000	4,264,038
8.75%, 5/30/2018	941,000	1,061,950
Santander Holdings USA, Inc. 3.45%, 8/27/2018	4,400,000	4,484,243
Societe Generale SA:
2.63%, 10/1/2018	1,150,000	1,162,202
2.75%, 10/12/2017	9,650,000	9,787,330
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	2,950,000	2,946,044
1.50%, 1/18/2018	2,650,000	2,622,260
1.75%, 1/16/2018	4,525,000	4,495,788
1.80%, 7/18/2017	5,250,000	5,239,456
Series GMTN, 1.35%, 7/11/2017	7,480,000	7,423,665
Series GMTN, 1.95%, 7/23/2018	7,000,000	6,950,670
SunTrust Banks, Inc.:
1.35%, 2/15/2017	2,100,000	2,093,427
2.50%, 5/1/2019	5,218,000	5,225,978
3.50%, 1/20/2017	2,910,000	2,960,665
6.00%, 9/11/2017	3,287,000	3,514,437
7.25%, 3/15/2018	684,000	755,993
Svenska Handelsbanken AB:
2.88%, 4/4/2017	4,900,000	4,987,793
Series MTN, 1.63%, 3/21/2018 (b)	4,700,000	4,669,486
Series MTN, 2.25%, 6/17/2019	1,000,000	996,672
Toronto-Dominion Bank:
Series GMTN, 1.13%, 5/2/2017	6,168,000	6,138,936
Series GMTN, 1.75%, 7/23/2018	6,590,000	6,577,757
Series MTN, 1.40%, 4/30/2018	7,120,000	7,051,307
Series MTN, 1.63%, 3/13/2018	7,875,000	7,849,656
Series MTN, 2.63%, 9/10/2018	5,225,000	5,313,605
UBS AG:
1.38%, 6/1/2017	5,850,000	5,820,863
Series MTN, 1.38%, 8/14/2017	5,775,000	5,737,599
Series MTN, 1.80%, 3/26/2018	12,960,000	12,868,504
US Bancorp:
3.44%, 2/1/2016	2,100,000	2,102,686
Series MTN, 1.65%, 5/15/2017	6,204,000	6,225,147
Series MTN, 2.20%, 4/25/2019	2,500,000	2,511,617
US Bank NA:
1.10%, 1/30/2017	4,356,000	4,354,616

1.35%, 1/26/2018	4,500,000	4,482,235
1.38%, 9/11/2017	5,700,000	5,700,245
Wachovia Corp.:
5.75%, 6/15/2017	9,674,000	10,244,615
Series MTN, 5.75%, 2/1/2018	10,794,000	11,656,153
Wells Fargo & Co.:
1.50%, 1/16/2018	9,478,000	9,429,825
2.13%, 4/22/2019	1,000,000	999,175
2.15%, 1/15/2019	1,000,000	1,002,325
5.63%, 12/11/2017	15,900,000	17,056,124
Series MTN, 1.15%, 6/2/2017	5,668,000	5,644,011
Series MTN, 1.40%, 9/8/2017	7,938,000	7,904,800
Series MTN, 2.10%, 5/8/2017	8,208,000	8,286,636
Wells Fargo Bank NA 6.00%, 11/15/2017	5,675,000	6,113,685
Westpac Banking Corp.:
1.20%, 5/19/2017 (b)	6,621,000	6,595,489
1.50%, 12/1/2017	5,100,000	5,080,618
1.55%, 5/25/2018	5,279,000	5,226,703
1.95%, 11/23/2018	6,000,000	5,982,434
2.00%, 8/14/2017	6,233,000	6,274,437
2.25%, 7/30/2018	4,250,000	4,284,643
4.63%, 6/1/2018	917,000	962,968
Series GMTN, 1.60%, 1/12/2018 (b)	5,564,000	5,546,925

		1,501,590,933

BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC:
5.50%, 1/15/2018 (b)	2,268,000	2,424,649
5.60%, 3/1/2017 (b)	1,402,000	1,467,663
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	5,465,000	5,452,976
1.25%, 1/17/2018	4,478,000	4,422,163
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	10,339,000	10,298,739
5.38%, 1/15/2020	1,125,000	1,243,924
Beam Suntory, Inc. 1.88%, 5/15/2017	2,109,000	2,108,779
Bottling Group LLC 5.13%, 1/15/2019	1,803,000	1,973,304
Brown-Forman Corp. 1.00%, 1/15/2018	1,279,000	1,254,212
Coca-Cola Co.:
0.88%, 10/27/2017	1,805,000	1,796,000
1.15%, 4/1/2018	13,904,000	13,835,036
1.65%, 3/14/2018	5,843,000	5,884,129
Diageo Capital PLC:
1.13%, 4/29/2018	2,952,000	2,891,907
1.50%, 5/11/2017	6,445,000	6,442,183
5.75%, 10/23/2017	6,068,000	6,495,047
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018 (b)	3,900,000	4,291,118
Molson Coors Brewing Co. 2.00%, 5/1/2017	1,950,000	1,946,607
PepsiAmericas, Inc. 5.00%, 5/15/2017	1,020,000	1,071,834
PepsiCo, Inc.:
0.95%, 2/22/2017	3,037,000	3,030,735

See accompanying notes to financial statements.

106

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.13%, 7/17/2017	$3,800,000	$3,793,785
1.25%, 8/13/2017	5,952,000	5,950,827
1.25%, 4/30/2018	2,600,000	2,587,852
5.00%, 6/1/2018	8,100,000	8,749,303
7.90%, 11/1/2018	6,095,000	7,116,477
Series 1, 1.00%, 10/13/2017	3,059,000	3,042,212

		109,571,461

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	4,645,000	4,620,654
2.13%, 5/15/2017	6,273,000	6,314,734
2.20%, 5/22/2019	1,245,000	1,240,925
5.70%, 2/1/2019	25,000	27,515
5.85%, 6/1/2017	5,994,000	6,342,184
6.15%, 6/1/2018	2,120,000	2,325,223
Biogen, Inc. 6.88%, 3/1/2018	4,450,000	4,880,246
Celgene Corp.:
1.90%, 8/15/2017	1,491,000	1,492,598
2.13%, 8/15/2018	7,765,000	7,755,187
Gilead Sciences, Inc. 1.85%, 9/4/2018	5,795,000	5,810,881

		40,810,147

CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 1.20%, 10/15/2017	1,875,000	1,854,222
Airgas, Inc. 1.65%, 2/15/2018	734,000	726,806
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,756,964
CF Industries, Inc. 6.88%, 5/1/2018	4,981,000	5,403,827
Dow Chemical Co. 8.55%, 5/15/2019	2,000,000	2,353,333
Eastman Chemical Co. 2.40%, 6/1/2017	3,776,000	3,787,381
Ecolab, Inc.:
1.45%, 12/8/2017	2,180,000	2,160,112
1.55%, 1/12/2018	1,656,000	1,642,075
3.00%, 12/8/2016	—	—
EI du Pont de Nemours & Co. 6.00%, 7/15/2018	5,894,000	6,417,428
Lubrizol Corp. 8.88%, 2/1/2019	2,000,000	2,379,270
Monsanto Co.:
1.15%, 6/30/2017	2,816,000	2,789,815
5.13%, 4/15/2018	1,599,000	1,700,045
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/2017	2,424,000	2,479,192
Praxair, Inc.:
1.05%, 11/7/2017	511,000	504,678
5.20%, 3/15/2017	980,000	1,024,558
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,131,621
RPM International, Inc. 6.50%, 2/15/2018	25,000	26,772
Sherwin-Williams Co. 1.35%, 12/15/2017	2,349,000	2,318,425

		41,456,524

COMMERCIAL SERVICES — 0.3%
Catholic Health Initiatives:
1.60%, 11/1/2017	556,000	554,376
2.60%, 8/1/2018	3,565,000	3,593,926
Equifax, Inc. 6.30%, 7/1/2017	700,000	742,846
McGraw Hill Financial, Inc. 5.90%, 11/15/2017	1,300,000	1,380,768
Total System Services, Inc. 2.38%, 6/1/2018	2,320,000	2,293,109
Western Union Co.:
2.88%, 12/10/2017	2,318,000	2,341,733
5.93%, 10/1/2016	3,519,000	3,630,739

		14,537,497

CONSTRUCTION MATERIALS — 0.0% (a)
CRH America, Inc. 8.13%, 7/15/2018	1,000,000	1,135,555
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	277,069

		1,412,624

DISTRIBUTION & WHOLESALE — 0.0% (a)
Ingram Micro, Inc. 5.25%, 9/1/2017	900,000	939,641

DIVERSIFIED FINANCIAL SERVICES — 5.0%
Air Lease Corp.:
2.13%, 1/15/2018	2,000,000	1,968,566
2.63%, 9/4/2018	2,500,000	2,471,287
4.50%, 1/15/2016	1,400,000	1,400,035
5.63%, 4/1/2017	4,708,000	4,876,983
American Express Co.:
1.55%, 5/22/2018	4,711,000	4,673,207
6.15%, 8/28/2017	11,583,000	12,405,773
7.00%, 3/19/2018	8,708,000	9,632,182
American Express Credit Corp.:
2.13%, 7/27/2018 (b)	3,200,000	3,216,014
Series MTN, 1.13%, 6/5/2017	8,084,000	8,026,351
Series MTN, 1.55%, 9/22/2017	2,980,000	2,977,344
Series MTN, 1.80%, 7/31/2018	5,100,000	5,081,521
Series MTN, 1.88%, 11/5/2018	2,670,000	2,659,001
Series MTN, 2.38%, 3/24/2017	6,831,000	6,892,491
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	496,000	524,509
5.55%, 1/22/2017	4,038,000	4,192,424
6.40%, 10/2/2017	12,225,000	13,139,408
7.25%, 2/1/2018	13,082,000	14,412,847
BlackRock, Inc. 6.25%, 9/15/2017	5,908,000	6,380,517
Capital One Bank USA NA:
1.20%, 2/13/2017	3,660,000	3,638,535
1.30%, 6/5/2017	2,500,000	2,476,099
2.15%, 11/21/2018	3,400,000	3,369,392
Charles Schwab Corp.:
1.50%, 3/10/2018	3,960,000	3,939,247
6.38%, 9/1/2017	1,600,000	1,723,675
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,170,337
Franklin Resources, Inc. 1.38%, 9/15/2017	1,225,000	1,222,379

See accompanying notes to financial statements.

107

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

GE Capital International Funding Co. 0.96%, 4/15/2016 (d)	$35,842,000	$35,858,165
GE Capital Trust I 6.38%, 11/15/2067 (e)	1,350,000	1,410,750
General Electric Capital Corp.:
1.25%, 5/15/2017	900,000	899,604
1.63%, 4/2/2018	481,000	481,533
2.90%, 1/9/2017	24,000	24,418
Series GMTN, 6.00%, 8/7/2019	1,000,000	1,132,641
Series GMTN, 6.38%, 11/15/2067 (e)	12,000,000	12,539,999
Series MTN, 2.30%, 4/27/2017	342,000	346,547
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,891,000	2,912,381
International Lease Finance Corp. 7.13%, 9/1/2018 (d)	3,075,000	3,370,969
Jefferies Group LLC 5.13%, 4/13/2018	2,455,000	2,551,301
Murray Street Investment Trust I 4.65%, 3/9/2017 (c)	5,050,000	5,207,415
Nasdaq, Inc. 5.25%, 1/16/2018	2,900,000	3,069,380
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	4,100,000	4,096,414
5.45%, 4/10/2017	2,530,000	2,664,531
5.45%, 2/1/2018	800,000	853,077
Series MTN, 0.95%, 4/24/2017	2,150,000	2,142,111
NYSE Holdings LLC 2.00%, 10/5/2017	4,621,000	4,638,327
ORIX Corp. 3.75%, 3/9/2017	2,810,000	2,863,025
Synchrony Financial:
1.88%, 8/15/2017	3,941,000	3,918,660
2.60%, 1/15/2019	3,750,000	3,745,039
Visa, Inc. 1.20%, 12/14/2017	7,210,000	7,205,531

		226,401,942

ELECTRIC — 3.5%
Alabama Power Co. Series Q, 5.50%, 10/15/2017	246,000	261,352
Ameren Illinois Co. 6.13%, 11/15/2017	850,000	913,080
American Electric Power Co., Inc. 1.65%, 12/15/2017	4,125,000	4,092,565
Appalachian Power Co. Series K, 5.00%, 6/1/2017	862,000	897,163
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	3,807,000	3,774,488
2.00%, 11/15/2018	2,000,000	1,983,702
5.75%, 4/1/2018	7,133,000	7,702,908
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	500,000	583,626
Series D, 7.88%, 11/1/2017	1,515,000	1,664,913
CMS Energy Corp.:
5.05%, 2/15/2018	1,254,000	1,324,878
6.55%, 7/17/2017	943,000	1,007,741
Commonwealth Edison Co.:
5.80%, 3/15/2018	3,180,000	3,448,380

6.15%, 9/15/2017	1,418,000	1,523,288
Connecticut Light & Power Co. 5.65%, 5/1/2018 (b)	400,000	434,311
Consolidated Edison Co. of New York, Inc.:
7.13%, 12/1/2018	1,700,000	1,927,264
Series 08-A, 5.85%, 4/1/2018	3,000,000	3,251,084
Consumers Energy Co.:
5.15%, 2/15/2017	1,964,000	2,043,845
6.13%, 3/15/2019	1,775,000	1,988,223
Dominion Resources, Inc.:
1.25%, 3/15/2017	2,915,000	2,896,561
1.90%, 6/15/2018	2,650,000	2,623,295
5.20%, 8/15/2019	25,000	27,052
6.40%, 6/15/2018	5,550,000	6,077,015
Series A, 1.40%, 9/15/2017	2,245,000	2,219,450
Duke Energy Carolinas LLC:
5.10%, 4/15/2018	2,762,000	2,965,127
5.25%, 1/15/2018	1,650,000	1,767,074
Duke Energy Corp.:
1.63%, 8/15/2017	4,533,000	4,518,029
2.10%, 6/15/2018	1,256,000	1,256,165
2.15%, 11/15/2016	3,027,000	3,045,150
6.25%, 6/15/2018 (b)	880,000	964,189
Duke Energy Florida LLC 5.65%, 6/15/2018	500,000	543,207
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	75,000	82,156
Edison International 3.75%, 9/15/2017	2,205,000	2,273,765
Entergy Corp. 4.70%, 1/15/2017	3,835,000	3,922,186
Eversource Energy 1.45%, 5/1/2018	500,000	491,798
Exelon Corp. 1.55%, 6/9/2017	2,530,000	2,518,116
Exelon Generation Co. LLC 6.20%, 10/1/2017	3,200,000	3,405,203
Florida Power & Light Co. 5.55%, 11/1/2017	962,000	1,028,873
Georgia Power Co.:
1.95%, 12/1/2018	3,135,000	3,126,644
5.40%, 6/1/2018	100,000	107,626
Series B, 5.70%, 6/1/2017	2,000,000	2,109,102
Jersey Central Power & Light Co. 5.65%, 6/1/2017	1,260,000	1,319,700
Kansas City Power & Light Co. 5.85%, 6/15/2017 (b)	210,000	221,595
MidAmerican Energy Co.:
5.30%, 3/15/2018	2,600,000	2,787,386
5.95%, 7/15/2017	1,365,000	1,453,553
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	2,221,000	2,211,836
Series D, 7.30%, 9/1/2067 (e)	1,140,000	1,083,000
Series F, 2.06%, 9/1/2017	5,916,000	5,915,339
NiSource Finance Corp. 6.40%, 3/15/2018	3,696,000	4,022,044
NSTAR Electric Co. 5.63%, 11/15/2017	118,000	126,197

See accompanying notes to financial statements.

108

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Ohio Power Co. 6.05%, 5/1/2018	$2,050,000	$2,220,947
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,828,000	1,918,996
6.80%, 9/1/2018	3,675,000	4,077,590
Pacific Gas & Electric Co.:
5.63%, 11/30/2017	4,173,000	4,454,590
8.25%, 10/15/2018	600,000	696,676
PECO Energy Co.:
1.20%, 10/15/2016	3,160,000	3,167,821
5.35%, 3/1/2018	1,190,000	1,277,383
Pennsylvania Electric Co. 6.05%, 9/1/2017	1,168,000	1,234,595
Public Service Co. of Colorado 5.80%, 8/1/2018	1,000,000	1,093,220
Public Service Co. of New Mexico 7.95%, 5/15/2018	1,000,000	1,111,153
South Carolina Electric & Gas Co. 6.50%, 11/1/2018	1,000,000	1,118,199
Southern California Edison Co. Series 14-B, 1.13%, 5/1/2017	2,000,000	1,984,053
Southern Co.:
1.30%, 8/15/2017	2,406,000	2,379,912
2.45%, 9/1/2018	4,500,000	4,508,667
2.75%, 6/15/2020	875,000	864,114
Southern Power Co.:
1.85%, 12/1/2017	1,430,000	1,427,248
Series 15A, 1.50%, 6/1/2018	3,750,000	3,653,579
Southwestern Electric Power Co.:
Series E, 5.55%, 1/15/2017	1,179,000	1,227,006
Series F, 5.88%, 3/1/2018	300,000	322,172
Tampa Electric Co. 6.10%, 5/15/2018	1,320,000	1,437,534
TECO Finance, Inc. 6.57%, 11/1/2017	700,000	754,246
TransAlta Corp.:
1.90%, 6/3/2017	3,210,000	3,065,550
6.90%, 5/15/2018	1,800,000	1,809,000
Virginia Electric & Power Co.:
5.40%, 4/30/2018	1,350,000	1,457,360
5.95%, 9/15/2017	362,000	388,048
WEC Energy Group, Inc. 1.65%, 6/15/2018	2,860,000	2,837,858
Wisconsin Public Service Corp. 1.65%, 12/4/2018	2,600,000	2,583,456
Xcel Energy, Inc.:
1.20%, 6/1/2017	3,125,000	3,104,851
5.61%, 4/1/2017	80,000	83,871

		162,190,939

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
5.25%, 10/15/2018	1,500,000	1,634,350
5.38%, 10/15/2017	575,000	612,144
Hubbell, Inc. 5.95%, 6/1/2018	900,000	968,962

		3,215,456

ELECTRONICS — 0.7%
Amphenol Corp.:
1.55%, 9/15/2017	1,950,000	1,937,539

2.55%, 1/30/2019	25,000	24,999
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,142,009
Corning, Inc.:
1.45%, 11/15/2017	2,000,000	1,978,704
1.50%, 5/8/2018	1,900,000	1,862,184
Honeywell International, Inc.:
5.00%, 2/15/2019	750,000	819,412
5.30%, 3/15/2017	1,202,000	1,260,012
5.30%, 3/1/2018	4,268,000	4,605,306
Jabil Circuit, Inc. 7.75%, 7/15/2016	3,556,000	3,644,900
Koninklijke Philips NV 5.75%, 3/11/2018	6,512,000	6,964,613
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,045,870
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	1,190,000	1,188,234
2.25%, 8/15/2016	1,616,000	1,624,848

		30,098,630

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,310,000	2,306,688

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 3.80%, 5/15/2018	3,445,000	3,565,635
Waste Management, Inc. 6.10%, 3/15/2018	300,000	326,913

		3,892,548

FOOD — 1.6%
Campbell Soup Co. 3.05%, 7/15/2017 (b)	2,100,000	2,141,838
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,940,000	4,868,433
5.82%, 6/15/2017	4,000,000	4,204,307
General Mills, Inc.:
1.40%, 10/20/2017 (b)	4,288,000	4,262,798
5.70%, 2/15/2017	3,669,000	3,842,637
Hershey Co. 1.60%, 8/21/2018 (b)	1,655,000	1,645,462
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,085,634
JM Smucker Co. 1.75%, 3/15/2018	2,358,000	2,331,518
Kellogg Co. 1.75%, 5/17/2017	2,792,000	2,798,345
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	6,870,000	6,910,231
6.13%, 8/23/2018	2,775,000	3,040,143
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (d)	8,025,000	7,997,609
2.00%, 7/2/2018 (d)	7,605,000	7,563,675
2.80%, 7/2/2020 (d)	750,000	745,272
Kroger Co.:
2.20%, 1/15/2017	2,085,000	2,103,602
6.40%, 8/15/2017	3,515,000	3,767,455

See accompanying notes to financial statements.

109

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Mondelez International, Inc.:
4.13%, 2/9/2016	$2,195,000	$2,200,661
6.13%, 2/1/2018	2,200,000	2,384,023
6.13%, 8/23/2018	117,000	128,653
6.50%, 8/11/2017	563,000	604,333
Sysco Corp. 5.25%, 2/12/2018	3,650,000	3,884,521
Unilever Capital Corp. 0.85%, 8/2/2017	2,600,000	2,584,437

		73,095,587

GAS — 0.4%
Atmos Energy Corp. 6.35%, 6/15/2017	1,015,000	1,077,532
CenterPoint Energy Resources Corp.:
6.13%, 11/1/2017	575,000	617,122
Series MTN, 6.00%, 5/15/2018	1,992,000	2,155,169
CenterPoint Energy, Inc.:
5.95%, 2/1/2017	1,300,000	1,356,421
6.50%, 5/1/2018	1,215,000	1,325,179
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,610,922
Sempra Energy:
2.30%, 4/1/2017	3,421,000	3,438,532
6.15%, 6/15/2018	1,911,000	2,083,050
Southern California Gas Co.:
1.55%, 6/15/2018 (b)	1,850,000	1,835,657
Series HH, 5.45%, 4/15/2018	1,000,000	1,077,376

		16,576,960

HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.25%, 1/15/2018	570,000	598,717
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	5,300,000	5,281,893

		5,880,610

HEALTH CARE PRODUCTS — 1.3%
Baxter International, Inc.:
1.85%, 1/15/2017	1,797,000	1,801,936
1.85%, 6/15/2018	6,520,000	6,469,663
Becton Dickinson and Co.:
1.45%, 5/15/2017	1,750,000	1,740,967
1.80%, 12/15/2017	6,376,000	6,365,969
Boston Scientific Corp. 5.13%, 1/12/2017	1,440,000	1,487,430
Covidien International Finance SA 6.00%, 10/15/2017	6,362,000	6,849,766
CR Bard, Inc. 1.38%, 1/15/2018	2,500,000	2,460,346
Danaher Corp.:
1.65%, 9/15/2018	1,825,000	1,819,012
5.63%, 1/15/2018	2,400,000	2,589,255
Edwards Lifesciences Corp. 2.88%, 10/15/2018	110,000	110,587
Medtronic, Inc.:
0.88%, 2/27/2017	700,000	695,544
1.38%, 4/1/2018	6,550,000	6,521,194
1.50%, 3/15/2018	4,342,000	4,334,993

St Jude Medical, Inc. 2.00%, 9/15/2018	2,300,000	2,278,727
Stryker Corp. 1.30%, 4/1/2018	2,295,000	2,271,073
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	4,054,000	4,039,585
2.15%, 12/14/2018	1,990,000	1,991,435
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	2,510,000	2,496,640
2.00%, 4/1/2018	5,290,000	5,258,261

		61,582,383

HEALTH CARE SERVICES — 1.3%
Aetna, Inc.:
1.50%, 11/15/2017	2,099,000	2,084,298
1.75%, 5/15/2017 (b)	1,325,000	1,326,139
2.20%, 3/15/2019	750,000	746,522
Anthem, Inc.:
1.88%, 1/15/2018	2,900,000	2,888,503
2.30%, 7/15/2018	3,225,000	3,219,106
2.38%, 2/15/2017	1,900,000	1,917,735
5.88%, 6/15/2017	5,150,000	5,443,828
Cigna Corp. 5.38%, 3/15/2017	1,376,000	1,433,824
Coventry Health Care, Inc. 5.95%, 3/15/2017	3,219,000	3,380,195
Humana, Inc.:
6.30%, 8/1/2018	3,000,000	3,285,419
7.20%, 6/15/2018	1,600,000	1,781,061
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	3,377,000	3,377,928
2.50%, 11/1/2018	3,000,000	2,989,819
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	3,305,000	3,291,505
1.40%, 12/15/2017	3,728,000	3,711,401
1.45%, 7/17/2017	3,065,000	3,063,495
1.90%, 7/16/2018	7,430,000	7,451,227
6.00%, 6/15/2017	4,485,000	4,770,970
6.00%, 2/15/2018	4,735,000	5,139,454

		61,302,429

HOLDING COMPANIES-DIVERS — 0.0% (a)
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,600,000	1,583,620

HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
1.35%, 3/1/2017	2,900,000	2,888,900
1.65%, 11/1/2017	1,594,000	1,578,821

		4,467,721

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
2.63%, 5/1/2017 (b)	250,000	254,923
Series MTN, 0.90%, 5/1/2018	315,000	310,507
Series MTN, 1.30%, 1/15/2017 (b)	230,000	230,516
Series MTN, 1.50%, 11/1/2018	5,000,000	4,969,067
Estee Lauder Cos., Inc. 5.55%, 5/15/2017	738,000	776,545
Procter & Gamble Co.:
1.90%, 11/1/2019	50,000	50,183

See accompanying notes to financial statements.

110

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.70%, 2/15/2019	$6,950,000	$7,559,012

		14,150,753

HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co. 5.95%, 10/15/2017	1,950,000	2,088,831
Kimberly-Clark Corp.:
6.13%, 8/1/2017	4,459,000	4,791,213
6.25%, 7/15/2018	1,107,000	1,229,164
7.50%, 11/1/2018 (b)	300,000	346,077

		8,455,285

HOUSEWARES — 0.1%
Newell Rubbermaid, Inc. 2.15%, 10/15/2018	3,000,000	2,906,837

INSURANCE — 2.2%
ACE INA Holdings, Inc.:
5.70%, 2/15/2017	2,509,000	2,630,624
5.80%, 3/15/2018 (b)	473,000	512,384
Aflac, Inc. 2.65%, 2/15/2017	3,102,000	3,143,881
American International Group, Inc.:
2.30%, 7/16/2019	1,280,000	1,268,341
Series MTN, 5.85%, 1/16/2018	5,409,000	5,820,764
Assurant, Inc. 2.50%, 3/15/2018	750,000	748,796
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,000,000	1,984,951
1.60%, 5/15/2017	10,542,000	10,601,737
5.40%, 5/15/2018	5,500,000	5,965,113
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	3,311,000	3,312,733
1.90%, 1/31/2017	4,618,000	4,655,960
Chubb Corp.:
5.75%, 5/15/2018	2,413,000	2,625,997
6.38%, 3/29/2067 (e)	5,527,000	5,250,650
Fidelity National Financial, Inc. 6.60%, 5/15/2017	2,360,000	2,483,660
Hartford Financial Services Group, Inc.:
5.38%, 3/15/2017	1,227,000	1,280,065
6.30%, 3/15/2018	672,000	730,299
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,022,678
Lincoln National Corp. 6.05%, 4/20/2067 (e)	1,000,000	770,000
Marsh & McLennan Cos., Inc. 2.30%, 4/1/2017	1,650,000	1,664,586
MetLife, Inc.:
1.76%, 12/15/2017	2,317,000	2,318,224
1.90%, 12/15/2017	2,350,000	2,354,723
Series A, 6.82%, 8/15/2018	5,400,000	6,057,527
PartnerRe Finance A LLC 6.88%, 6/1/2018	4,210,000	4,626,262
Platinum Underwriters Finance, Inc. Series B, 7.50%, 6/1/2017	70,000	74,554
Principal Financial Group, Inc. 1.85%, 11/15/2017	1,512,000	1,509,714
Progressive Corp. 6.70%, 6/15/2067 (e)	4,111,000	4,131,555

Prudential Financial, Inc.:
6.10%, 6/15/2017	1,750,000	1,854,170
Series D, 7.38%, 6/15/2019	25,000	28,947
Series MTN, 2.30%, 8/15/2018	1,825,000	1,833,111
Series MTN, 6.00%, 12/1/2017	4,050,000	4,350,504
Reinsurance Group of America, Inc.:
3.18%, 12/15/2065 (e)	2,000,000	1,635,000
5.63%, 3/15/2017	206,000	214,637
StanCorp Financial Group, Inc. 6.90%, 6/1/2067 (e)	1,500,000	1,245,000
Travelers Cos., Inc.:
5.80%, 5/15/2018	253,000	275,933
Series MTN, 5.75%, 12/15/2017	4,035,000	4,349,421
Voya Financial, Inc. 2.90%, 2/15/2018	5,419,000	5,486,516
Willis North America, Inc. 6.20%, 3/28/2017	781,000	814,293

		101,633,310

INTERNET — 0.7%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (b)	5,238,000	5,177,013
Amazon.com, Inc.:
1.20%, 11/29/2017	5,897,000	5,863,538
2.60%, 12/5/2019	1,575,000	1,593,420
Baidu, Inc.:
2.25%, 11/28/2017	4,000,000	4,002,834
3.25%, 8/6/2018	5,481,000	5,562,733
eBay, Inc.:
1.35%, 7/15/2017	2,143,000	2,124,169
2.20%, 8/1/2019	3,750,000	3,686,262
Expedia, Inc. 7.46%, 8/15/2018	2,500,000	2,780,499
Symantec Corp. 2.75%, 6/15/2017	3,764,000	3,775,008

		34,565,476

IRON/STEEL — 0.3%
Nucor Corp.:
5.75%, 12/1/2017	3,581,000	3,777,936
5.85%, 6/1/2018	2,175,000	2,319,743
Vale Overseas, Ltd. 6.25%, 1/23/2017	6,418,000	6,361,842

		12,459,521

IT SERVICES — 2.8%
Apple, Inc.:
0.90%, 5/12/2017	3,333,000	3,327,043
1.00%, 5/3/2018	20,630,000	20,452,738
1.05%, 5/5/2017	6,968,000	6,969,638
Computer Sciences Corp. 6.50%, 3/15/2018	4,600,000	4,974,237
EMC Corp. 1.88%, 6/1/2018	14,346,000	13,344,964
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (d)	11,750,000	11,729,253
2.85%, 10/5/2018 (d)	13,870,000	13,846,142
International Business Machines Corp.:
1.13%, 2/6/2018	6,650,000	6,588,561
1.25%, 2/6/2017	3,300,000	3,307,096

See accompanying notes to financial statements.

111

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.25%, 2/8/2018	$4,270,000	$4,243,195
1.95%, 2/12/2019 (b)	717,000	717,630
5.70%, 9/14/2017	16,125,000	17,278,196
7.63%, 10/15/2018	8,881,000	10,207,045
Lexmark International, Inc. 6.65%, 6/1/2018	4,000,000	4,282,256
NetApp, Inc. 2.00%, 12/15/2017	3,594,000	3,564,496
Seagate HDD Cayman 3.75%, 11/15/2018	2,300,000	2,277,000

		127,109,490

LEISURE TIME — 0.1%
Carnival Corp. 1.88%, 12/15/2017	2,720,000	2,715,464

LODGING — 0.2%
Marriott International, Inc. 6.38%, 6/15/2017	1,000,000	1,063,453
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	2,443,000	2,673,238
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	707,000	702,934
2.95%, 3/1/2017	3,080,000	3,098,573

		7,538,198

MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
1.30%, 3/1/2018	1,010,000	1,001,554
1.75%, 3/24/2017	150,000	150,761
1.80%, 11/13/2018 (b)	2,700,000	2,700,399
7.05%, 10/1/2018	530,000	599,809
Series G, 1.25%, 11/6/2017	5,470,000	5,435,049
Series GMTN, 1.70%, 6/16/2018	3,150,000	3,142,870
Series MTN, 1.00%, 3/3/2017	3,292,000	3,279,312
Series MTN, 1.25%, 8/18/2017	7,008,000	6,979,612
Series MTN, 1.63%, 6/1/2017 (b)	2,275,000	2,281,759
Series MTN, 2.00%, 3/5/2020	875,000	865,260
Series MTN, 5.45%, 4/15/2018	3,900,000	4,213,627
Series MTN, 5.85%, 9/1/2017	1,508,000	1,611,605
Caterpillar, Inc.:
1.50%, 6/26/2017	3,169,000	3,173,543
7.90%, 12/15/2018	800,000	929,672

		36,364,832

MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
1.20%, 10/10/2017	3,714,000	3,696,983
1.30%, 3/12/2018	2,250,000	2,231,405
1.55%, 12/15/2017	2,414,000	2,413,432
5.50%, 4/13/2017	1,276,000	1,343,419
Series MTN, 1.13%, 6/12/2017	6,710,000	6,685,349
Series MTN, 1.35%, 1/16/2018	3,673,000	3,652,832
Series MTN, 1.40%, 3/15/2017	2,414,000	2,417,380
Series MTN, 1.60%, 7/13/2018 (b)	5,750,000	5,723,837
Series MTN, 1.75%, 8/10/2018 (b)	6,200,000	6,192,992
Series MTN, 2.00%, 1/13/2017 (b)	1,322,000	1,332,389
Series MTN, 2.80%, 9/18/2017	1,149,000	1,175,698
Roper Technologies, Inc.:
1.85%, 11/15/2017	1,946,000	1,934,895

2.05%, 10/1/2018	1,930,000	1,908,323

		40,708,934

MEDIA — 2.3%
CBS Corp.:
1.95%, 7/1/2017	2,000,000	1,999,055
2.30%, 8/15/2019	25,000	24,614
Comcast Cable Communications LLC 8.88%, 5/1/2017	6,270,000	6,883,924
Comcast Corp.:
5.70%, 5/15/2018	5,260,000	5,743,897
5.88%, 2/15/2018	3,000,000	3,261,599
6.30%, 11/15/2017	4,966,000	5,391,600
6.50%, 1/15/2017	4,442,000	4,680,403
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	3,950,000	3,932,359
2.40%, 3/15/2017	7,979,000	8,046,977
5.88%, 10/1/2019	5,000	5,572
Grupo Televisa SAB 6.00%, 5/15/2018	350,000	376,821
Historic TW, Inc. 6.88%, 6/15/2018	3,000,000	3,331,568
Thomson Reuters Corp.:
1.30%, 2/23/2017	2,723,000	2,706,647
1.65%, 9/29/2017	3,106,000	3,088,376
6.50%, 7/15/2018 (b)	5,375,000	5,932,171
Time Warner Cable, Inc.:
5.85%, 5/1/2017	11,394,000	11,901,433
6.75%, 7/1/2018	11,025,000	12,034,710
Time Warner Cos., Inc. 7.25%, 10/15/2017	2,272,000	2,483,345
Viacom, Inc.:
2.50%, 9/1/2018	3,120,000	3,110,010
3.50%, 4/1/2017	412,000	418,139
6.13%, 10/5/2017	4,012,000	4,269,304
Walt Disney Co.:
Series B, 5.88%, 12/15/2017	1,500,000	1,629,572
Series C, 6.00%, 7/17/2017	1,666,000	1,787,137
Series GMTN, 0.88%, 5/30/2017	2,214,000	2,204,489
Series GMTN, 1.50%, 9/17/2018 (b)	4,895,000	4,885,335
Series MTN, 1.10%, 12/1/2017	5,590,000	5,565,509
Series MTN, 1.13%, 2/15/2017	1,155,000	1,155,547

		106,850,113

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 1.25%, 1/15/2018	5,339,000	5,293,756

MINING — 1.1%
Barrick North America Finance LLC 6.80%, 9/15/2018	4,000,000	4,095,919
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	5,135,000	5,125,839
2.05%, 9/30/2018	100,000	98,355
5.40%, 3/29/2017	3,345,000	3,488,961
6.50%, 4/1/2019	1,000,000	1,107,536
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,480,000	2,256,800
2.30%, 11/14/2017	4,500,000	3,825,000

See accompanying notes to financial statements.

112

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

2.38%, 3/15/2018	$7,340,000	$5,725,200
2.38%, 3/15/2018 (d)	50,000	39,000
Glencore Canada Corp. 5.50%, 6/15/2017	256,000	249,600
Goldcorp, Inc. 2.13%, 3/15/2018	2,250,000	2,179,052
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	9,303,000	9,131,594
2.00%, 3/22/2017	1,692,000	1,688,272
Rio Tinto Finance USA, Ltd.:
6.50%, 7/15/2018	5,693,000	6,129,582
9.00%, 5/1/2019	3,745,000	4,355,294

		49,496,004

MISCELLANEOUS MANUFACTURER — 1.3%
3M Co.:
Series MTN, 1.00%, 6/26/2017	2,210,000	2,207,330
Series MTN, 1.38%, 8/7/2018	3,800,000	3,780,754
Crane Co. 2.75%, 12/15/2018	350,000	352,730
Dover Corp. 5.45%, 3/15/2018	1,000,000	1,074,619
Eaton Corp.:
1.50%, 11/2/2017	8,180,000	8,116,469
5.30%, 3/15/2017	27,000	28,177
5.60%, 5/15/2018	2,100,000	2,265,390
Eaton Electric Holdings LLC 6.10%, 7/1/2017	420,000	446,080
General Electric Co. 5.25%, 12/6/2017	22,480,000	24,041,395
Illinois Tool Works, Inc. 0.90%, 2/25/2017	3,097,000	3,083,524
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	3,500,000	3,522,769
6.88%, 8/15/2018	100,000	110,298
Parker-Hannifin Corp. 5.50%, 5/15/2018	1,200,000	1,294,644
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,894,495
2.90%, 9/15/2018	2,000,000	1,990,958
Textron, Inc. 5.60%, 12/1/2017	1,245,000	1,319,598
Tyco Electronics Group SA 6.55%, 10/1/2017	4,392,000	4,747,101

		60,276,331

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	400,000	417,073
6.25%, 3/15/2019	5,500,000	5,963,117
Series MTN, 5.75%, 9/15/2017	1,504,000	1,584,224
Xerox Corp.:
2.95%, 3/15/2017	3,660,000	3,682,305
6.35%, 5/15/2018	5,440,000	5,799,391
6.40%, 3/15/2016	1,712,000	1,727,773
6.75%, 2/1/2017	650,000	679,096

		19,852,979

OIL & GAS — 6.1%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	10,343,000	10,886,396
Apache Corp. 6.90%, 9/15/2018	4,119,000	4,513,593
BP Capital Markets PLC:
1.38%, 11/6/2017 (b)	4,019,000	3,989,370
1.38%, 5/10/2018	5,600,000	5,510,268
1.67%, 2/13/2018	4,350,000	4,327,482
1.85%, 5/5/2017 (b)	6,301,000	6,331,361
2.24%, 5/10/2019	3,100,000	3,073,796
2.24%, 9/26/2018	5,350,000	5,359,333
British Transco Finance, Inc. 6.63%, 6/1/2018	2,100,000	2,316,212
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,917,000	2,818,795
5.70%, 5/15/2017	5,961,000	6,172,934
5.90%, 2/1/2018	1,650,000	1,724,633
Chevron Corp.:
1.10%, 12/5/2017	10,192,000	10,090,227
1.34%, 11/9/2017	6,150,000	6,123,300
1.35%, 11/15/2017	6,394,000	6,366,105
1.37%, 3/2/2018	8,850,000	8,763,842
1.72%, 6/24/2018	10,142,000	10,079,334
1.79%, 11/16/2018	6,000,000	5,955,881
4.95%, 3/3/2019	1,283,000	1,388,425
ConocoPhillips:
5.20%, 5/15/2018	3,200,000	3,399,653
6.65%, 7/15/2018	50,000	54,912
ConocoPhillips Co.:
1.05%, 12/15/2017	5,100,000	4,985,251
1.50%, 5/15/2018	5,850,000	5,732,635
Devon Energy Corp.:
2.25%, 12/15/2018	2,350,000	2,185,173
6.30%, 1/15/2019	325,000	334,457
EOG Resources, Inc. 5.88%, 9/15/2017	1,355,000	1,434,758
EQT Corp. 6.50%, 4/1/2018	3,855,000	4,058,032
Exxon Mobil Corp.:
0.92%, 3/15/2017	7,914,000	7,898,743
1.31%, 3/6/2018	9,900,000	9,870,426
GS Caltex Corp. 5.50%, 4/24/2017 (d)	1,200,000	1,248,717
Hess Corp. 1.30%, 6/15/2017	3,100,000	3,028,404
Husky Energy, Inc. 6.20%, 9/15/2017 (b)	1,500,000	1,565,578
Marathon Oil Corp.:
5.90%, 3/15/2018	5,250,000	5,322,510
6.00%, 10/1/2017	3,061,000	3,132,934
Marathon Petroleum Corp. 2.70%, 12/14/2018	3,150,000	3,121,314
Murphy Oil Corp. 2.50%, 12/1/2017	3,012,000	2,693,865
Nabors Industries, Inc. 6.15%, 2/15/2018	4,084,000	4,124,840
Noble Holding International, Ltd.:
2.50%, 3/15/2017 (b)	985,000	920,975

See accompanying notes to financial statements.

113

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 3/16/2018	$2,500,000	$2,237,500
Occidental Petroleum Corp.:
1.50%, 2/15/2018	3,394,000	3,346,752
1.75%, 2/15/2017	5,557,000	5,570,385
Petro-Canada 6.05%, 5/15/2018	4,007,000	4,291,857
Phillips 66 2.95%, 5/1/2017	6,728,000	6,817,609
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	2,000,000	2,031,256
6.65%, 3/15/2017	2,147,000	2,231,648
6.88%, 5/1/2018	3,750,000	3,938,568
Rowan Cos., Inc. 5.00%, 9/1/2017	1,022,000	1,006,670
Shell International Finance B.V.:
1.13%, 8/21/2017	5,529,000	5,483,812
1.25%, 11/10/2017	7,000,000	6,957,554
1.63%, 11/10/2018	10,170,000	10,043,706
1.90%, 8/10/2018	5,500,000	5,489,602
2.00%, 11/15/2018	3,100,000	3,089,278
5.20%, 3/22/2017	2,757,000	2,882,634
Southwestern Energy Co.:
3.30%, 1/23/2018	2,000,000	1,640,000
7.50%, 2/1/2018 (b)	3,388,000	2,845,920
Suncor Energy, Inc. 6.10%, 6/1/2018	4,410,000	4,734,337
Sunoco, Inc. 5.75%, 1/15/2017	1,252,000	1,277,040
Total Capital Canada, Ltd. 1.45%, 1/15/2018	6,376,000	6,330,949
Total Capital International SA:
1.00%, 1/10/2017	2,008,000	2,004,283
1.50%, 2/17/2017	3,152,000	3,159,650
1.55%, 6/28/2017	7,200,000	7,196,599
Total Capital SA 2.13%, 8/10/2018	6,000,000	6,018,245
Valero Energy Corp. 6.13%, 6/15/2017	4,032,000	4,234,719
XTO Energy, Inc. 6.25%, 8/1/2017	1,525,000	1,640,343

		277,405,380

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc. 7.50%, 11/15/2018	4,845,000	5,472,678
Cameron International Corp. 1.40%, 6/15/2017	2,000,000	1,972,056
FMC Technologies, Inc. 2.00%, 10/1/2017	3,000,000	2,952,580
National Oilwell Varco, Inc. 1.35%, 12/1/2017	1,574,000	1,537,950
Western Atlas, Inc. 6.00%, 6/1/2018	100,000	107,974

		12,043,238

PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
1.75%, 11/6/2017	17,210,000	17,178,075
1.80%, 5/14/2018	14,880,000	14,796,168
2.00%, 11/6/2018	9,525,000	9,479,267

Actavis Funding SCS:
1.30%, 6/15/2017 (b)	2,400,000	2,378,322
1.85%, 3/1/2017	4,770,000	4,773,677
2.35%, 3/12/2018	14,750,000	14,767,237
Actavis, Inc. 1.88%, 10/1/2017	6,522,000	6,498,822
Allergan, Inc. 1.35%, 3/15/2018	1,000,000	979,159
AmerisourceBergen Corp. 1.15%, 5/15/2017	2,755,000	2,733,332
AstraZeneca PLC:
1.75%, 11/16/2018	6,400,000	6,372,431
5.90%, 9/15/2017	8,600,000	9,225,220
Baxalta, Inc. 2.00%, 6/22/2018 (d)	1,500,000	1,484,080
Bristol-Myers Squibb Co. 0.88%, 8/1/2017 (b)	3,910,000	3,882,080
Cardinal Health, Inc.:
1.70%, 3/15/2018	896,000	887,839
1.90%, 6/15/2017	1,373,000	1,375,900
1.95%, 6/15/2018	5,125,000	5,091,551
Eli Lilly & Co.:
1.25%, 3/1/2018 (b)	2,805,000	2,796,371
5.20%, 3/15/2017	2,675,000	2,801,574
Express Scripts Holding Co.:
1.25%, 6/2/2017	1,965,000	1,949,037
2.65%, 2/15/2017	7,315,000	7,385,147
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	11,102,000	11,134,279
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	12,442,000	13,578,299
Johnson & Johnson:
1.13%, 11/21/2017 (b)	4,116,000	4,103,955
1.65%, 12/5/2018	1,069,000	1,068,253
1.88%, 12/5/2019	150,000	149,573
5.15%, 7/15/2018	225,000	245,238
5.55%, 8/15/2017	4,942,000	5,287,751
McKesson Corp.:
1.29%, 3/10/2017	3,094,000	3,084,515
1.40%, 3/15/2018	2,600,000	2,567,901
5.70%, 3/1/2017	1,617,000	1,694,595
Medco Health Solutions, Inc. 7.13%, 3/15/2018	7,360,000	8,098,268
Merck & Co., Inc.:
1.10%, 1/31/2018 (b)	6,578,000	6,541,085
1.30%, 5/18/2018	4,243,000	4,225,733
Mylan NV 3.00%, 12/15/2018 (d)	2,900,000	2,902,040
Mylan, Inc.:
1.80%, 6/24/2016	2,687,000	2,685,272
2.60%, 6/24/2018	635,000	630,855
Perrigo Co. PLC:
1.30%, 11/8/2016	2,330,000	2,313,522
2.30%, 11/8/2018	1,235,000	1,214,019
Pfizer, Inc.:
0.90%, 1/15/2017	4,235,000	4,224,871
1.10%, 5/15/2017	3,523,000	3,516,674
1.50%, 6/15/2018	8,650,000	8,582,890
4.65%, 3/1/2018	2,650,000	2,811,212

See accompanying notes to financial statements.

114

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

6.05%, 3/30/2017	$410,000	$434,364
Sanofi 1.25%, 4/10/2018	7,694,000	7,655,467
Wyeth LLC 5.45%, 4/1/2017	3,017,000	3,172,368
Zoetis, Inc. 1.88%, 2/1/2018	3,917,000	3,869,579

		222,627,867

PIPELINES — 2.2%
Boardwalk Pipelines L.P. 5.50%, 2/1/2017	1,400,000	1,408,222
Buckeye Partners L.P.:
2.65%, 11/15/2018	640,000	598,179
6.05%, 1/15/2018	181,000	184,550
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018 (d)	3,128,000	3,086,390
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	304,867
Enbridge Energy Partners L.P.:
5.88%, 12/15/2016	1,090,000	1,111,189
Series B, 6.50%, 4/15/2018	1,700,000	1,779,638
Enbridge, Inc. 5.60%, 4/1/2017	1,913,000	1,965,577
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	5,520,000	5,244,514
6.13%, 2/15/2017	2,000,000	2,042,052
6.70%, 7/1/2018	2,450,000	2,554,085
Enterprise Products Operating LLC:
1.65%, 5/7/2018	4,300,000	4,152,629
3.20%, 2/1/2016	2,362,000	2,362,754
6.65%, 4/15/2018	2,100,000	2,250,161
Series B, 7.03%, 1/15/2068 (e)	1,200,000	1,212,000
Series L, 6.30%, 9/15/2017	4,266,000	4,484,858
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	1,100,000	1,023,958
5.95%, 2/15/2018	1,740,000	1,784,241
6.00%, 2/1/2017	4,328,000	4,417,221
Kinder Morgan Finance Co. LLC 5.70%, 1/5/2016 (b)	1,900,000	1,900,000
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,433,000	4,256,531
7.00%, 6/15/2017	5,000,000	5,129,215
7.25%, 6/1/2018	480,000	500,119
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	573,502
ONEOK Partners L.P. 2.00%, 10/1/2017	5,160,000	4,926,554
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	1,950,000	2,052,111
7.00%, 6/15/2018	2,725,000	2,959,250
Plains All American Pipeline L.P. / PAA Finance Corp.:
6.13%, 1/15/2017	3,438,000	3,544,099
6.50%, 5/1/2018	1,900,000	1,948,228
Questar Pipeline Co. 5.83%, 2/1/2018	250,000	267,726
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	2,057,000	2,088,149

Spectra Energy Capital LLC 6.20%, 4/15/2018	3,000,000	3,178,229
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	1,918,695
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (b)	1,225,000	1,224,974
1.63%, 11/9/2017	5,250,000	5,211,225
1.88%, 1/12/2018	374,000	369,221
6.35%, 5/15/2067 (e)	5,000,000	3,750,000
6.50%, 8/15/2018	5,000,000	5,447,913
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	224,924
Western Gas Partners L.P. 2.60%, 8/15/2018	2,420,000	2,329,136
Williams Partners L.P. / Williams Partners Finance Corp. 7.25%, 2/1/2017	3,320,000	3,461,483

		99,228,369

REAL ESTATE — 0.0% (a)
Brookfield Asset Management, Inc. 5.80%, 4/25/2017	422,000	441,132

REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Tower Corp. 4.50%, 1/15/2018	5,145,000	5,366,595
AvalonBay Communities, Inc. 5.70%, 3/15/2017	1,000,000	1,045,879
Boston Properties L.P. 3.70%, 11/15/2018	5,325,000	5,517,603
Brandywine Operating Partnership L.P.:
4.95%, 4/15/2018	2,651,000	2,756,192
5.70%, 5/1/2017	1,603,000	1,672,333
DDR Corp. 7.50%, 4/1/2017	3,754,000	3,998,662
Duke Realty L.P.:
5.95%, 2/15/2017 (b)	1,819,000	1,903,862
6.50%, 1/15/2018	1,073,000	1,159,470
Equity Commonwealth:
6.25%, 6/15/2017	2,230,000	2,331,385
6.65%, 1/15/2018	1,100,000	1,158,658
ERP Operating L.P. 5.75%, 6/15/2017	3,312,000	3,497,566
Essex Portfolio L.P. 5.50%, 3/15/2017	2,932,000	3,052,386
HCP, Inc.:
5.63%, 5/1/2017	1,723,000	1,802,807
6.00%, 1/30/2017	2,329,000	2,431,065
Series MTN, 6.70%, 1/30/2018	4,386,000	4,768,802
Highwoods Realty L.P. 5.85%, 3/15/2017	1,943,000	2,027,267
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,140,967
Kilroy Realty L.P. 4.80%, 7/15/2018	1,305,000	1,363,785
Kimco Realty Corp.:
4.30%, 2/1/2018	2,800,000	2,903,873
5.70%, 5/1/2017	1,500,000	1,571,964

See accompanying notes to financial statements.

115

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Liberty Property L.P. 6.63%, 10/1/2017	$2,050,000	$2,199,952
Mack-Cali Realty L.P. 2.50%, 12/15/2017	2,150,000	2,136,492
Realty Income Corp.:
2.00%, 1/31/2018	2,150,000	2,146,744
6.75%, 8/15/2019	25,000	28,378
Regency Centers L.P. 5.88%, 6/15/2017	2,962,000	3,115,652
Select Income REIT 2.85%, 2/1/2018	3,500,000	3,493,320
Simon Property Group L.P.:
2.15%, 9/15/2017	2,819,000	2,843,977
2.20%, 2/1/2019	1,600,000	1,604,364
2.80%, 1/30/2017	2,868,000	2,903,864
UDR, Inc. Series MTN, 4.25%, 6/1/2018	95,000	99,045
Ventas Realty L.P. 1.25%, 4/17/2017	2,814,000	2,793,120
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	2,800,000	2,785,866
Welltower, Inc.:
2.25%, 3/15/2018	3,600,000	3,594,217
4.70%, 9/15/2017	3,900,000	4,073,440
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,133,004

		90,422,556

RETAIL — 2.8%
AutoNation, Inc. 6.75%, 4/15/2018	3,600,000	3,923,466
AutoZone, Inc. 1.30%, 1/13/2017	2,325,000	2,320,670
Best Buy Co., Inc. 5.00%, 8/1/2018 (b)	2,800,000	2,898,672
Brinker International, Inc. 2.60%, 5/15/2018	2,000,000	1,987,466
Costco Wholesale Corp.:
1.13%, 12/15/2017	5,280,000	5,256,923
1.70%, 12/15/2019	3,400,000	3,352,377
5.50%, 3/15/2017	5,496,000	5,782,529
CVS Health Corp.:
1.90%, 7/20/2018	11,400,000	11,378,934
2.25%, 12/5/2018	2,000,000	2,005,798
5.75%, 6/1/2017	8,003,000	8,470,658
Dollar General Corp. 4.13%, 7/15/2017	2,587,000	2,654,711
Home Depot, Inc. 2.25%, 9/10/2018	5,500,000	5,605,900
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	2,642,000	2,655,958
6.10%, 9/15/2017	1,020,000	1,099,912
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	3,180,000	3,417,033
McDonald’s Corp.:
Series GMTN, 5.80%, 10/15/2017	2,789,000	2,981,261
Series MTN, 2.10%, 12/7/2018	4,131,000	4,131,632
Series MTN, 5.30%, 3/15/2017	1,708,000	1,782,441
Series MTN, 5.35%, 3/1/2018	7,494,000	8,024,437

Nordstrom, Inc. 6.25%, 1/15/2018	3,529,000	3,836,446
Staples, Inc. 2.75%, 1/12/2018	2,665,000	2,642,911
Target Corp.:
5.38%, 5/1/2017	5,572,000	5,880,058
6.00%, 1/15/2018	6,512,000	7,101,742
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017 (b)	2,988,000	2,986,749
1.13%, 4/11/2018	7,750,000	7,706,764
5.38%, 4/5/2017	4,264,000	4,495,352
5.80%, 2/15/2018	6,471,000	7,067,847
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	4,506,000	4,474,431

		125,923,078

SAVINGS & LOANS — 0.0% (a)
Astoria Financial Corp. 5.00%, 6/19/2017	1,900,000	1,965,996

SEMICONDUCTORS — 0.7%
Altera Corp.:
1.75%, 5/15/2017	2,281,000	2,286,163
2.50%, 11/15/2018	25,000	25,218
Intel Corp.:
1.35%, 12/15/2017	14,405,000	14,409,925
2.45%, 7/29/2020	1,125,000	1,134,699
KLA-Tencor Corp. 2.38%, 11/1/2017	2,545,000	2,540,101
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,000,000	995,193
National Semiconductor Corp. 6.60%, 6/15/2017	3,150,000	3,390,772
QUALCOMM, Inc. 1.40%, 5/18/2018	5,872,000	5,807,406
Texas Instruments, Inc.:
0.88%, 3/12/2017	1,700,000	1,695,818
1.00%, 5/1/2018	2,000,000	1,966,995

		34,252,290

SOFTWARE — 1.4%
Autodesk, Inc. 1.95%, 12/15/2017	3,200,000	3,182,804
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,300,000	2,315,630
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	3,435,000	3,390,296
2.85%, 10/15/2018	5,970,000	5,981,908
Intuit, Inc. 5.75%, 3/15/2017	2,770,000	2,902,132
McGraw Hill Financial, Inc. 2.50%, 8/15/2018	5,075,000	5,097,478
Microsoft Corp.:
0.88%, 11/15/2017	2,000,000	1,992,338
1.30%, 11/3/2018	4,595,000	4,576,585
1.63%, 12/6/2018	6,500,000	6,522,367
3.00%, 10/1/2020	625,000	650,275
4.20%, 6/1/2019	2,750,000	2,964,823
Oracle Corp.:
1.20%, 10/15/2017	11,441,000	11,414,307

See accompanying notes to financial statements.

116

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 4/15/2018	$12,350,000	$13,451,980

		64,442,923

TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV 5.63%, 11/15/2017 (b)	1,524,000	1,622,598
AT&T, Inc.:
1.40%, 12/1/2017	10,091,000	10,018,611
1.60%, 2/15/2017	3,794,000	3,803,154
1.70%, 6/1/2017	5,752,000	5,757,417
2.30%, 3/11/2019	4,544,000	4,536,900
2.38%, 11/27/2018	6,500,000	6,536,457
5.50%, 2/1/2018	16,525,000	17,708,110
5.60%, 5/15/2018	1,300,000	1,405,525
5.80%, 2/15/2019	756,000	832,840
British Telecommunications PLC:
1.25%, 2/14/2017	2,400,000	2,391,179
5.95%, 1/15/2018	5,450,000	5,869,487
CC Holdings GS V LLC / Crown Castle GS III Corp. 2.38%, 12/15/2017	244,000	244,225
Cisco Systems, Inc.:
1.10%, 3/3/2017	10,225,000	10,227,088
1.65%, 6/15/2018	9,775,000	9,792,705
3.15%, 3/14/2017	2,900,000	2,971,439
4.95%, 2/15/2019	625,000	682,497
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	1,000,000	1,118,983
6.75%, 8/20/2018	5,400,000	6,022,140
Embarq Corp. 7.08%, 6/1/2016	1,850,000	1,878,860
GTE Corp. 6.84%, 4/15/2018	39,000	43,271
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	3,452,000	3,426,728
Qwest Corp. 6.50%, 6/1/2017	2,520,000	2,639,700
Rogers Communications, Inc. 6.80%, 8/15/2018	6,790,000	7,567,693
Telefonica Emisiones SAU:
3.19%, 4/27/2018	9,100,000	9,266,940
6.22%, 7/3/2017	3,123,000	3,313,604
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,320,000	1,304,999
1.35%, 6/9/2017	12,250,000	12,204,472
3.65%, 9/14/2018	15,750,000	16,419,762
5.50%, 2/15/2018	3,827,000	4,114,273
6.10%, 4/15/2018	3,325,000	3,634,316
Vodafone Group PLC:
1.25%, 9/26/2017	4,425,000	4,381,148
1.50%, 2/19/2018	9,160,000	9,063,913
1.63%, 3/20/2017 (b)	4,940,000	4,933,598
5.45%, 6/10/2019	625,000	683,257
5.63%, 2/27/2017	9,203,000	9,623,898

		186,041,787

TOBACCO — 0.1%
Reynolds American, Inc.:
2.30%, 8/21/2017 (b)	474,000	477,559

3.50%, 8/4/2016 (b)	2,705,000	2,733,884

		3,211,443

TOYS/GAMES/HOBBIES — 0.0% (a)
Mattel, Inc. 1.70%, 3/15/2018	500,000	492,790

TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	3,235,000	3,407,867
5.75%, 3/15/2018	2,783,000	2,996,059
Canadian National Railway Co.:
5.55%, 5/15/2018	700,000	758,559
5.85%, 11/15/2017	1,415,000	1,520,491
CSX Corp.:
5.60%, 5/1/2017	2,559,000	2,692,319
6.25%, 3/15/2018	2,500,000	2,720,989
7.90%, 5/1/2017	2,005,000	2,169,456
FedEx Corp. 8.00%, 1/15/2019	625,000	724,970
Norfolk Southern Corp.:
5.75%, 4/1/2018	3,050,000	3,288,090
7.70%, 5/15/2017	2,511,000	2,716,131
Ryder System, Inc.:
2.50%, 3/1/2017	1,550,000	1,560,215
3.50%, 6/1/2017	520,000	529,867
Series MTN, 2.45%, 11/15/2018	1,000,000	992,452
Series MTN, 2.50%, 3/1/2018	1,301,000	1,298,950
Series MTN, 2.55%, 6/1/2019	2,500,000	2,467,649
Union Pacific Corp.:
5.70%, 8/15/2018	150,000	164,775
5.75%, 11/15/2017	742,000	798,813
United Parcel Service, Inc.:
1.13%, 10/1/2017	1,000,000	996,768
5.50%, 1/15/2018	3,138,000	3,394,088

		35,198,508

TRUCKING & LEASING — 0.1%
GATX Corp.:
1.25%, 3/4/2017	3,165,000	3,135,651
2.60%, 3/30/2020	625,000	607,039

		3,742,690

WATER — 0.0% (a)
American Water Capital Corp. 6.09%, 10/15/2017	104,000	111,364

TOTAL CORPORATE BONDS & NOTES (Cost $4,474,372,601)		4,435,546,212

U.S. TREASURY OBLIGATIONS — 1.0%
Treasury Notes 1.25%, 11/15/2018 (Cost: $44,955,878)	45,000,000	44,929,351

	Shares

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.07% (f) (g)	44,035,109	44,035,109

See accompanying notes to financial statements.

117

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f) (h)	43,562,708	$43,562,708

TOTAL SHORT-TERM INVESTMENTS (i) (Cost $87,597,817)		87,597,817

TOTAL INVESTMENTS — 100.0% (j) (Cost $4,606,926,296)		4,568,073,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (a)		(1,991,483)

NET ASSETS — 100.0%		$4,566,081,897

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 2.0% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate Security—Rate shown is rate in effect at December 31, 2015. Maturity date shown is the final maturity.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at December 31, 2015.
(h)	Investment of cash collateral for securities loaned
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT     Real Estate Investment Trust

See accompanying notes to financial statements.

118

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$150,000	$149,229
3.75%, 2/15/2023	300,000	291,651
4.00%, 3/15/2022	100,000	100,237
4.20%, 4/15/2024	150,000	148,176
Omnicom Group, Inc.:
3.63%, 5/1/2022	500,000	505,614
3.65%, 11/1/2024	300,000	296,291
4.45%, 8/15/2020 (a)	300,000	319,296
WPP Finance 2010:
3.63%, 9/7/2022	153,000	153,711
4.75%, 11/21/2021	1,225,000	1,312,508

		3,276,713

AEROSPACE & DEFENSE — 1.2%
Boeing Capital Corp.:
2.90%, 8/15/2018	50,000	51,429
4.70%, 10/27/2019	50,000	54,748
Boeing Co.:
1.65%, 10/30/2020	350,000	341,212
2.20%, 10/30/2022	200,000	193,237
2.35%, 10/30/2021	150,000	148,377
2.50%, 3/1/2025	100,000	96,441
2.60%, 10/30/2025 (a)	250,000	242,040
4.88%, 2/15/2020	229,000	254,437
6.00%, 3/15/2019	550,000	615,585
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	400,000	364,500
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (b)	50,000	48,438
Embraer SA 5.15%, 6/15/2022 (a)	250,000	243,437
Exelis, Inc. 5.55%, 10/1/2021	375,000	410,197
General Dynamics Corp.:
1.00%, 11/15/2017	275,000	273,568
2.25%, 11/15/2022	275,000	264,003
Harris Corp.:
2.00%, 4/27/2018	55,000	54,351
2.70%, 4/27/2020	50,000	48,897
3.83%, 4/27/2025	100,000	98,503
L-3 Communications Corp.:
4.75%, 7/15/2020	175,000	181,126
4.95%, 2/15/2021	175,000	180,337
5.20%, 10/15/2019	600,000	633,674
Lockheed Martin Corp.:
1.85%, 11/23/2018	185,000	184,509
2.50%, 11/23/2020	250,000	247,939
2.90%, 3/1/2025	350,000	336,423
3.10%, 1/15/2023	125,000	124,948
3.35%, 9/15/2021	150,000	152,726
3.55%, 1/15/2026	500,000	500,972
4.25%, 11/15/2019	195,000	207,883
Northrop Grumman Corp.:
1.75%, 6/1/2018	350,000	346,927
3.25%, 8/1/2023	305,000	304,269
3.50%, 3/15/2021	100,000	102,874
5.05%, 8/1/2019	300,000	324,981

Raytheon Co.:
2.50%, 12/15/2022	$114,000	$111,599
3.13%, 10/15/2020	200,000	206,056
3.15%, 12/15/2024	200,000	200,674
4.40%, 2/15/2020	100,000	107,475
6.40%, 12/15/2018	150,000	168,047
Rockwell Collins, Inc.:
3.10%, 11/15/2021	100,000	100,408
3.70%, 12/15/2023	350,000	361,011
United Technologies Corp.:
1.78%, 5/4/2018 (c)	150,000	148,312
1.80%, 6/1/2017	339,000	340,741
3.10%, 6/1/2022	1,016,000	1,033,434
4.50%, 4/15/2020	250,000	272,648
5.38%, 12/15/2017	320,000	343,278
6.13%, 2/1/2019	350,000	389,615

		11,416,286

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	300,000	299,707
2.85%, 8/9/2022	504,000	491,633
2.95%, 5/2/2023	250,000	243,446
4.00%, 1/31/2024	250,000	258,982
4.75%, 5/5/2021	400,000	433,275
9.25%, 8/6/2019	425,000	519,791
9.70%, 11/10/2018	299,000	357,790
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	151,000	163,865
5.45%, 3/15/2018	240,000	257,100
Bunge, Ltd. Finance Corp.:
3.20%, 6/15/2017	250,000	251,763
3.50%, 11/24/2020	125,000	124,437
8.50%, 6/15/2019	150,000	173,940
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	444,000	442,870
1.25%, 8/11/2017	100,000	99,949
1.25%, 11/9/2017	300,000	299,822
1.63%, 3/20/2017 (a)	150,000	150,710
1.88%, 1/15/2019	150,000	149,228
2.50%, 8/22/2022	164,000	160,102
2.63%, 3/6/2023	40,000	39,048
2.90%, 11/15/2021	258,000	258,680
3.25%, 11/10/2024	181,000	182,027
3.38%, 8/11/2025 (a)	250,000	253,401
3.60%, 11/15/2023	202,000	209,637
4.13%, 5/17/2021	100,000	106,825
4.50%, 3/26/2020 (a)	300,000	325,846
5.65%, 5/16/2018	750,000	818,207
Reynolds American, Inc.:
2.30%, 6/12/2018	115,000	115,752
3.25%, 6/12/2020	350,000	354,334
3.75%, 5/20/2023	241,000	240,751
4.00%, 6/12/2022	150,000	155,732
4.85%, 9/15/2023	300,000	321,774

		8,260,424

See accompanying notes to financial statements.

119

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	$433,915	$457,780
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	72,052	81,238
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	87,695	89,888
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	145,280	164,893
Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	87,351	91,719
Delta Air Lines 2012-1 Class A Pass Through Trust Series A, 4.75%, 11/7/2021	156,448	163,879
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	346,056
2.75%, 11/6/2019	50,000	50,177
UAL 2009-2A Pass Through Trust Series 09-2, 9.75%, 7/15/2018	98,592	104,015

		1,549,645

APPAREL — 0.1%
NIKE, Inc. 2.25%, 5/1/2023	226,000	219,629
Ralph Lauren Corp.:
2.13%, 9/26/2018	50,000	50,387
2.63%, 8/18/2020 (a)	150,000	150,604
VF Corp. 3.50%, 9/1/2021	225,000	234,932

		655,552

AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp.:
Series MTN, 0.95%, 5/5/2017	142,000	141,185
Series MTN, 1.20%, 7/14/2017	208,000	207,112
Series MTN, 1.50%, 3/13/2018	400,000	397,810
Series MTN, 1.55%, 12/11/2017	100,000	99,805
Series MTN, 1.60%, 7/13/2018	750,000	745,298
2.13%, 10/10/2018	353,000	354,900
Series A, 2.15%, 3/13/2020 (a)	74,000	73,467
Series MTN, 2.25%, 8/15/2019	278,000	278,666
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	327,277
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	400,000	396,247
1.50%, 1/17/2017	500,000	497,007
1.68%, 9/8/2017	300,000	296,311
1.72%, 12/6/2017	400,000	393,944
2.15%, 1/9/2018	100,000	99,256
2.24%, 6/15/2018	280,000	276,798
2.38%, 1/16/2018	250,000	249,260
2.38%, 3/12/2019	300,000	294,762
2.46%, 3/27/2020	200,000	193,773
2.55%, 10/5/2018	200,000	198,816
2.60%, 11/4/2019	250,000	245,024

2.88%, 10/1/2018	$400,000	$400,206
3.00%, 6/12/2017	575,000	580,429
3.16%, 8/4/2020	200,000	198,951
3.20%, 1/15/2021	350,000	346,742
3.66%, 9/8/2024	200,000	194,733
4.13%, 8/4/2025	200,000	199,497
4.25%, 2/3/2017	942,000	962,833
4.38%, 8/6/2023 (a)	250,000	258,139
5.00%, 5/15/2018	450,000	472,826
5.75%, 2/1/2021	250,000	276,585
5.88%, 8/2/2021	650,000	725,926
6.63%, 8/15/2017	250,000	266,359
8.13%, 1/15/2020	363,000	427,203
General Motors Co. 3.50%, 10/2/2018	500,000	504,900
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	750,000	741,388
2.63%, 7/10/2017	24,000	24,033
3.10%, 1/15/2019	350,000	348,749
3.15%, 1/15/2020	800,000	789,515
3.20%, 7/13/2020	500,000	491,687
3.25%, 5/15/2018	200,000	201,249
3.45%, 4/10/2022	750,000	717,778
3.70%, 11/24/2020	800,000	799,959
4.00%, 1/15/2025	600,000	568,260
4.30%, 7/13/2025	250,000	243,777
4.75%, 8/15/2017	280,000	289,349
PACCAR Financial Corp.:
Series MTN, 1.40%, 11/17/2017	200,000	199,328
1.40%, 5/18/2018	145,000	143,739
Series MTN, 1.45%, 3/9/2018	350,000	347,943
Series MTN, 1.75%, 8/14/2018	100,000	99,683
Series MTN, 2.20%, 9/15/2019	100,000	99,643
Series MTN, 2.50%, 8/14/2020	110,000	109,520
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 5/16/2017	200,000	199,708
Series MTN, 1.25%, 10/5/2017	500,000	497,814
Series MTN, 1.38%, 1/10/2018	250,000	249,010
Series MTN, 1.45%, 1/12/2018	274,000	273,321
Series GMTN, 1.55%, 7/13/2018	300,000	298,708
Series MTN, 1.75%, 5/22/2017	305,000	307,171
Series MTN, 2.00%, 10/24/2018	102,000	102,488
Series MTN, 2.05%, 1/12/2017	396,000	399,713
Series MTN, 2.10%, 1/17/2019	401,000	402,171
Series MTN, 2.13%, 7/18/2019	500,000	500,414
Series MTN, 2.15%, 3/12/2020	503,000	500,978
Series MTN, 2.63%, 1/10/2023	305,000	299,213
Series MTN, 2.75%, 5/17/2021	300,000	302,984
Series GMTN, 2.80%, 7/13/2022	100,000	99,904
Series MTN, 3.30%, 1/12/2022	402,000	414,757
Series MTN, 3.40%, 9/15/2021	175,000	181,898
Series MTN, 4.25%, 1/11/2021	350,000	377,899
Series MTN, 4.50%, 6/17/2020	175,000	190,454

		23,396,252

AUTO PARTS & EQUIPMENT — 0.3%
BorgWarner, Inc. 4.63%, 9/15/2020	325,000	346,377

See accompanying notes to financial statements.

120

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Delphi Automotive PLC:
3.15%, 11/19/2020	$200,000	$199,994
4.25%, 1/15/2026	300,000	300,553
Delphi Corp.:
4.15%, 3/15/2024	215,000	216,074
5.00%, 2/15/2023	300,000	313,500
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	118,639
3.63%, 7/2/2024	50,000	48,220
3.75%, 12/1/2021	12,000	12,061
4.25%, 3/1/2021	550,000	567,992
5.00%, 3/30/2020	150,000	160,018
Magna International, Inc.:
3.63%, 6/15/2024	325,000	319,169
4.15%, 10/1/2025 (a)	75,000	76,321

		2,678,918

BANKS — 24.6%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	104,000	103,560
Series GMTN, 2.00%, 8/24/2018 (a)	233,000	232,553
2.35%, 9/10/2019	200,000	199,642
2.38%, 3/16/2020	501,000	499,487
3.05%, 8/23/2018	200,000	204,733
4.00%, 3/13/2024	227,000	236,738
American Express Bank FSB 6.00%, 9/13/2017	300,000	320,825
American Express Centurion Bank 6.00%, 9/13/2017	100,000	106,942
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 1.25%, 1/10/2017	250,000	249,918
1.25%, 6/13/2017	201,000	200,476
Series MTN, 1.45%, 5/15/2018	250,000	247,548
Series GMTN, 1.50%, 1/16/2018	250,000	248,729
Series MTN, 1.88%, 10/6/2017	250,000	250,875
Series MTN, 2.00%, 11/16/2018	350,000	349,273
Series MTN, 2.25%, 6/13/2019	231,000	230,918
Series MTN, 2.70%, 11/16/2020	258,000	258,928
Series MTN, 3.70%, 11/16/2025 (a)	350,000	358,567
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	300,000	297,993
Bancolombia SA 5.95%, 6/3/2021	350,000	360,080
Bank of America Corp.:
Series MTN, 1.70%, 8/25/2017	400,000	398,173
Series L, 1.95%, 5/12/2018	100,000	99,370
2.00%, 1/11/2018	950,000	947,851
Series L, 2.25%, 4/21/2020	500,000	487,905
Series L, 2.60%, 1/15/2019	1,217,000	1,221,224
Series MTN, 2.63%, 10/19/2020	250,000	246,928
Series L, 2.65%, 4/1/2019	640,000	641,562
Series MTN, 3.30%, 1/11/2023	903,000	889,300
3.88%, 3/22/2017	600,000	615,136
Series MTN, 3.88%, 8/1/2025	1,280,000	1,298,351
Series L, 3.95%, 4/21/2025	500,000	486,832
Series MTN, 4.00%, 4/1/2024	1,084,000	1,108,776

Series MTN, 4.00%, 1/22/2025	950,000	929,085
4.10%, 7/24/2023	455,000	469,765
Series MTN, 4.13%, 1/22/2024	702,000	724,804
Series MTN, 4.20%, 8/26/2024	760,000	756,928
Series MTN, 5.00%, 5/13/2021	550,000	597,015
5.42%, 3/15/2017	200,000	207,657
5.49%, 3/15/2019	100,000	108,667
5.63%, 7/1/2020	850,000	942,119
Series MTN, 5.65%, 5/1/2018	825,000	886,933
5.70%, 5/2/2017	310,000	323,645
5.70%, 1/24/2022	780,000	880,927
5.75%, 12/1/2017	703,000	749,818
5.88%, 1/5/2021	800,000	900,304
6.00%, 9/1/2017	400,000	425,527
Series GMTN, 6.40%, 8/28/2017	800,000	855,991
6.50%, 7/15/2018	600,000	660,633
Series MTN, 6.88%, 4/25/2018	2,044,000	2,252,512
6.88%, 11/15/2018	300,000	335,930
7.63%, 6/1/2019	828,000	954,345
Bank of America NA:
1.25%, 2/14/2017	500,000	499,543
1.65%, 3/26/2018	616,000	612,312
1.75%, 6/5/2018	750,000	745,849
2.05%, 12/7/2018	750,000	748,416
5.30%, 3/15/2017	400,000	416,698
6.10%, 6/15/2017	200,000	211,460
Bank of Montreal:
Series MTN, 1.30%, 7/14/2017	250,000	249,122
Series MTN, 1.40%, 9/11/2017	54,000	53,791
1.40%, 4/10/2018	180,000	178,105
Series MTN, 1.45%, 4/9/2018	527,000	522,391
Series MTN, 1.80%, 7/31/2018 (a)	253,000	251,894
Series MTN, 2.38%, 1/25/2019	350,000	352,865
Series MTN, 2.50%, 1/11/2017	401,000	405,970
Series MTN, 2.55%, 11/6/2022	350,000	343,596
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	100,000	99,182
Series MTN, 1.35%, 3/6/2018	55,000	54,526
Series MTN, 1.60%, 5/22/2018	311,000	309,444
1.97%, 6/20/2017 (c)	150,000	150,905
Series MTN, 2.10%, 8/1/2018	370,000	372,212
Series MTN, 2.10%, 1/15/2019	352,000	352,900
Series G, 2.15%, 2/24/2020	306,000	302,987
Series MTN, 2.20%, 3/4/2019	200,000	200,650
Series G, 2.20%, 5/15/2019	300,000	300,468
Series MTN, 2.30%, 9/11/2019	200,000	200,478
Series MTN, 2.45%, 11/27/2020	1,250,000	1,244,225
Series G, 3.00%, 2/24/2025	250,000	244,584
Series MTN, 3.25%, 9/11/2024	250,000	249,510
3.40%, 5/15/2024	170,000	172,758
3.55%, 9/23/2021	327,000	338,842
Series 0012, 3.65%, 2/4/2024	175,000	180,830
Series MTN, 4.15%, 2/1/2021 (a)	250,000	268,329
Series MTN, 4.60%, 1/15/2020 (a)	39,000	42,127
5.50%, 12/1/2017	300,000	320,040
Bank of Nova Scotia:
1.30%, 7/21/2017	200,000	198,983
1.38%, 12/18/2017	200,000	198,741
1.45%, 4/25/2018 (a)	404,000	400,399

See accompanying notes to financial statements.

121

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.70%, 6/11/2018 (a)	$500,000	$497,568
2.05%, 10/30/2018	400,000	400,276
2.05%, 6/5/2019	206,000	204,643
2.35%, 10/21/2020	550,000	544,540
2.55%, 1/12/2017	450,000	455,821
2.80%, 7/21/2021 (a)	150,000	150,378
4.38%, 1/13/2021 (a)	200,000	216,150
4.50%, 12/16/2025 (a)	500,000	498,971
Barclays Bank PLC:
2.50%, 2/20/2019	906,000	912,794
3.75%, 5/15/2024	850,000	866,787
5.13%, 1/8/2020	383,000	421,980
5.14%, 10/14/2020	625,000	678,365
6.75%, 5/22/2019	297,000	339,348
Barclays PLC:
2.00%, 3/16/2018	200,000	199,035
2.75%, 11/8/2019	400,000	399,259
2.88%, 6/8/2020	600,000	599,360
3.65%, 3/16/2025	400,000	385,527
4.38%, 9/11/2024	200,000	195,732
BB&T Corp.:
Series MTN, 1.45%, 1/12/2018	200,000	198,840
Series MTN, 1.60%, 8/15/2017	257,000	257,263
Series MTN, 2.05%, 6/19/2018 (a)	300,000	301,148
Series MTN, 2.15%, 3/22/2017	200,000	201,506
Series MTN, 2.45%, 1/15/2020	400,000	400,594
Series MTN, 2.63%, 6/29/2020	325,000	326,277
Series MTN, 3.95%, 3/22/2022	250,000	261,430
4.90%, 6/30/2017	250,000	261,087
5.25%, 11/1/2019	250,000	271,154
BNP Paribas SA:
Series MTN, 1.38%, 3/17/2017	294,000	293,516
Series MTN, 2.38%, 9/14/2017	601,000	607,448
2.38%, 5/21/2020	450,000	445,441
Series MTN, 2.40%, 12/12/2018 (a)	407,000	409,025
Series MTN, 2.45%, 3/17/2019	151,000	151,459
Series MTN, 2.70%, 8/20/2018	650,000	658,697
Series MTN, 4.25%, 10/15/2024 (a)	715,000	708,462
5.00%, 1/15/2021	954,000	1,051,960
BPCE SA:
Series MTN, 1.61%, 7/25/2017	100,000	99,815
Series MTN, 1.63%, 2/10/2017	150,000	149,905
Series MTN, 1.63%, 1/26/2018	250,000	248,236
Series MTN, 2.25%, 1/27/2020 (a)	250,000	248,546
2.50%, 12/10/2018	250,000	252,662
Series MTN, 2.50%, 7/15/2019	258,000	258,429
4.00%, 4/15/2024	350,000	361,828
Branch Banking & Trust Co.:
1.35%, 10/1/2017	250,000	249,001
2.30%, 10/15/2018	150,000	151,359
2.85%, 4/1/2021	158,000	159,130
3.63%, 9/16/2025	485,000	487,709
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	269,000	266,973
Capital One Financial Corp.:
2.45%, 4/24/2019	200,000	199,867
3.20%, 2/5/2025	175,000	168,348

3.75%, 4/24/2024	300,000	301,141
4.20%, 10/29/2025	850,000	838,133
4.75%, 7/15/2021	400,000	432,914
6.75%, 9/15/2017	200,000	215,205

Capital One NA/Mclean:
1.50%, 9/5/2017	200,000	197,925
1.65%, 2/5/2018	100,000	98,830
2.35%, 8/17/2018	250,000	250,156
2.40%, 9/5/2019	200,000	197,560
2.95%, 7/23/2021	400,000	395,932
Citigroup, Inc.:
1.55%, 8/14/2017	400,000	398,205
1.70%, 4/27/2018	1,050,000	1,039,709
1.75%, 5/1/2018	484,000	479,673
1.80%, 2/5/2018	604,000	600,739
1.85%, 11/24/2017	600,000	598,526
2.05%, 12/7/2018	353,000	351,060
2.15%, 7/30/2018	340,000	339,451
2.40%, 2/18/2020	500,000	494,928
2.50%, 9/26/2018	406,000	408,517
2.50%, 7/29/2019	1,001,000	999,950
2.55%, 4/8/2019	1,100,000	1,104,430
2.65%, 10/26/2020	1,001,000	993,336
3.30%, 4/27/2025	456,000	446,448
3.38%, 3/1/2023	218,000	218,398
3.50%, 5/15/2023	750,000	733,000
3.75%, 6/16/2024	538,000	548,729
3.88%, 10/25/2023	450,000	463,746
3.88%, 3/26/2025	200,000	193,928
4.00%, 8/5/2024	500,000	494,407
4.05%, 7/30/2022	518,000	529,839
4.40%, 6/10/2025	300,000	302,401
4.50%, 1/14/2022	900,000	966,014
Citizens Bank NA/Providence:
Series MTN, 1.60%, 12/4/2017	100,000	99,188
2.30%, 12/3/2018	250,000	250,178
Series MTN, 2.45%, 12/4/2019	100,000	98,521
Citizens Financial Group, Inc.:
4.30%, 12/3/2025	400,000	400,768
4.35%, 8/1/2025	250,000	248,527
City National Corp. 5.25%, 9/15/2020	250,000	277,977
Comerica Bank:
4.00%, 7/27/2025	250,000	251,465
5.20%, 8/22/2017	250,000	263,133
Commonwealth Bank of Australia:
1.13%, 3/13/2017	100,000	99,754
1.40%, 9/8/2017	300,000	298,894
Series GMTN, 1.63%, 3/12/2018	250,000	248,929
1.75%, 11/2/2018	445,000	441,646
1.90%, 9/18/2017	350,000	351,339
2.25%, 3/13/2019	200,000	200,301
2.30%, 9/6/2019	250,000	249,553
Series GMTN, 2.30%, 3/12/2020	250,000	248,306
Series GMTN, 2.40%, 11/2/2020 (a)	500,000	495,462
2.50%, 9/20/2018	303,000	306,790
Compass Bank:
2.75%, 9/29/2019	300,000	295,258
3.88%, 4/10/2025	250,000	229,740

See accompanying notes to financial statements.

122

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/2018	$255,000	$254,311
2.25%, 1/14/2019	300,000	300,871
Series MTN, 2.25%, 1/14/2020	550,000	546,831
3.38%, 1/19/2017	1,049,000	1,070,712
Series MTN, 3.38%, 5/21/2025	500,000	495,985
3.88%, 2/8/2022	693,000	725,559
3.95%, 11/9/2022	358,000	361,725
4.38%, 8/4/2025	508,000	513,914
4.50%, 1/11/2021	300,000	326,692
4.63%, 12/1/2023	500,000	520,127
Corpbanca SA:
3.13%, 1/15/2018	200,000	195,500
3.88%, 9/22/2019 (b)	200,000	198,020
Credit Suisse AG:
Series GMTN, 1.38%, 5/26/2017	500,000	497,533
1.70%, 4/27/2018	750,000	743,658
1.75%, 1/29/2018	500,000	496,212
Series GMTN, 2.30%, 5/28/2019	600,000	599,984
3.00%, 10/29/2021	458,000	455,067
Series MTN, 3.63%, 9/9/2024	850,000	859,418
Series MTN, 4.38%, 8/5/2020	291,000	312,567
5.30%, 8/13/2019	270,000	297,449
5.40%, 1/14/2020	500,000	548,270
6.00%, 2/15/2018	750,000	805,930
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020 (b)	150,000	148,571
3.13%, 12/10/2020 (b)	750,000	748,440
3.75%, 3/26/2025 (b)	1,350,000	1,308,283
3.80%, 9/15/2022 (b)	750,000	748,382
Deutsche Bank AG:
1.35%, 5/30/2017	390,000	387,386
Series 3FXD, 1.40%, 2/13/2017	480,000	477,189
1.88%, 2/13/2018	529,000	524,653
2.50%, 2/13/2019	700,000	698,937
2.95%, 8/20/2020	250,000	249,774
3.70%, 5/30/2024	558,000	556,162
6.00%, 9/1/2017	675,000	719,225
Discover Bank/Greenwood:
2.00%, 2/21/2018	100,000	99,119
2.60%, 11/13/2018	10,000	10,014
3.10%, 6/4/2020	250,000	250,802
3.20%, 8/9/2021	300,000	298,006
4.20%, 8/8/2023	300,000	305,948
Fifth Third Bancorp:
2.88%, 7/27/2020	750,000	749,176
3.50%, 3/15/2022	107,000	108,915
4.30%, 1/16/2024	150,000	153,292
4.50%, 6/1/2018	175,000	183,053
Fifth Third Bank:
1.35%, 6/1/2017	100,000	99,439
1.45%, 2/28/2018	250,000	247,764
Series MTN, 2.15%, 8/20/2018	400,000	400,747
2.38%, 4/25/2019	206,000	206,157
2.88%, 10/1/2021	100,000	98,818
Goldman Sachs Group, Inc.:
Series GLOB, 2.38%, 1/22/2018	697,000	701,898

2.55%, 10/23/2019	405,000	404,546
2.60%, 4/23/2020	300,000	299,016
2.63%, 1/31/2019	1,150,000	1,158,973
2.75%, 9/15/2020 (a)	400,000	399,806
2.90%, 7/19/2018	402,000	409,195
3.50%, 1/23/2025	700,000	690,053
3.63%, 1/22/2023	755,000	765,774
3.75%, 5/22/2025	521,000	523,180
Series MTN, 3.85%, 7/8/2024	618,000	627,845
4.00%, 3/3/2024	1,065,000	1,092,936
4.25%, 10/21/2025	500,000	496,581
5.25%, 7/27/2021	1,251,000	1,384,234
Series GMTN, 5.38%, 3/15/2020	1,003,000	1,104,729
5.63%, 1/15/2017	909,000	942,397
5.75%, 1/24/2022	1,300,000	1,475,572
5.95%, 1/18/2018	1,100,000	1,183,854
Series D, 6.00%, 6/15/2020	700,000	790,060
6.15%, 4/1/2018	1,560,000	1,695,043
6.25%, 9/1/2017	1,150,000	1,230,035
Series GMTN, 7.50%, 2/15/2019	801,000	915,333
HSBC Bank USA NA:
4.88%, 8/24/2020	308,000	333,554
6.00%, 8/9/2017	250,000	265,176
HSBC Holdings PLC:
4.00%, 3/30/2022	361,000	378,773
4.25%, 3/14/2024	800,000	804,052
4.25%, 8/18/2025	850,000	846,928
4.88%, 1/14/2022	419,000	459,031
5.10%, 4/5/2021	378,000	419,253
HSBC USA, Inc.:
1.30%, 6/23/2017 (a)	275,000	273,273
1.50%, 11/13/2017	100,000	99,575
1.63%, 1/16/2018	400,000	397,612
1.70%, 3/5/2018	511,000	508,020
2.00%, 8/7/2018	300,000	299,058
2.25%, 6/23/2019	403,000	400,320
2.35%, 3/5/2020	500,000	494,085
2.38%, 11/13/2019	300,000	298,616
2.63%, 9/24/2018	250,000	253,299
2.75%, 8/7/2020	600,000	599,977
3.50%, 6/23/2024	100,000	100,177
Huntington Bancshares, Inc.:
2.60%, 8/2/2018 (a)	250,000	250,757
7.00%, 12/15/2020	25,000	28,887
Huntington National Bank:
2.00%, 6/30/2018	500,000	496,687
2.20%, 11/6/2018	250,000	248,462
2.20%, 4/1/2019	150,000	148,137
2.40%, 4/1/2020	250,000	244,535
2.88%, 8/20/2020	250,000	247,790
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	650,000	651,602
3.88%, 1/16/2018	400,000	411,084
Series MTN, 3.88%, 1/15/2019	300,000	309,325
5.25%, 1/12/2024	400,000	427,651
JPMorgan Chase & Co.:
Series MTN, 1.35%, 2/15/2017	750,000	748,067
1.63%, 5/15/2018	571,000	565,216
Series H, 1.70%, 3/1/2018	680,000	675,769

See accompanying notes to financial statements.

123

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.80%, 1/25/2018	$301,000	$300,122
2.00%, 8/15/2017	912,000	914,865
2.20%, 10/22/2019	729,000	722,386
2.25%, 1/23/2020	1,101,000	1,087,464
2.35%, 1/28/2019 (a)	554,000	554,804
2.55%, 10/29/2020	465,000	461,218
2.75%, 6/23/2020	1,000,000	1,002,456
3.13%, 1/23/2025	750,000	725,721
3.20%, 1/25/2023	803,000	800,186
3.25%, 9/23/2022	757,000	762,647
3.38%, 5/1/2023	700,000	685,231
3.63%, 5/13/2024	425,000	430,177
3.88%, 2/1/2024	683,000	704,494
3.88%, 9/10/2024	873,000	868,459
3.90%, 7/15/2025	766,000	787,948
4.25%, 10/15/2020	1,324,000	1,402,085
4.35%, 8/15/2021	826,000	876,658
4.40%, 7/22/2020	700,000	745,429
4.50%, 1/24/2022	650,000	700,849
4.63%, 5/10/2021	901,000	970,606
4.95%, 3/25/2020	400,000	434,081
6.00%, 1/15/2018	1,104,000	1,188,462
6.13%, 6/27/2017	250,000	264,552
6.30%, 4/23/2019	705,000	788,389
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	265,382
6.00%, 10/1/2017	1,058,000	1,130,912
KeyBank NA:
1.65%, 2/1/2018	300,000	298,508
2.25%, 3/16/2020	258,000	253,400
2.50%, 12/15/2019	300,000	298,871
3.18%, 10/15/2027	250,000	247,056
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	100,000	99,789
Series MTN, 2.90%, 9/15/2020	760,000	755,000
Series MTN, 5.10%, 3/24/2021	755,000	821,631
Lloyds Bank PLC:
1.75%, 5/14/2018	350,000	348,429
2.00%, 8/17/2018	300,000	299,811
2.30%, 11/27/2018	200,000	200,702
2.35%, 9/5/2019	600,000	599,979
2.40%, 3/17/2020	106,000	105,281
2.70%, 8/17/2020	200,000	201,120
3.50%, 5/14/2025	250,000	250,674
4.20%, 3/28/2017	400,000	412,566
6.38%, 1/21/2021	350,000	410,387
Lloyds Banking Group PLC:
4.50%, 11/4/2024 (a)	400,000	405,940
4.58%, 12/10/2025 (b)	750,000	755,126
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,241
2.10%, 2/6/2020	250,000	244,687
2.25%, 7/25/2019	100,000	99,217
2.30%, 1/30/2019	300,000	300,170
2.90%, 2/6/2025 (a)	125,000	120,128
Morgan Stanley:
1.88%, 1/5/2018	400,000	398,984
2.13%, 4/25/2018	771,000	771,694
Series GMTN, 2.38%, 7/23/2019	600,000	596,027

2.50%, 1/24/2019	1,054,000	1,057,070
2.65%, 1/27/2020	1,084,000	1,079,402
2.80%, 6/16/2020	707,000	707,568
Series GMTN, 3.70%, 10/23/2024	1,002,000	1,006,032
3.75%, 2/25/2023	604,000	619,396
Series F, 3.88%, 4/29/2024	756,000	769,415
Series GMTN, 4.00%, 7/23/2025	1,090,000	1,120,922
Series MTN, 4.10%, 5/22/2023	450,000	453,538
4.75%, 3/22/2017	1,050,000	1,087,568
4.88%, 11/1/2022	853,000	907,389
Series GMTN, 5.45%, 1/9/2017	600,000	623,126
Series GMTN, 5.50%, 1/26/2020	153,000	168,468
Series GMTN, 5.50%, 7/24/2020	400,000	443,238
Series GMTN, 5.50%, 7/28/2021	704,000	784,137
Series MTN, 5.55%, 4/27/2017	300,000	314,496
Series MTN, 5.63%, 9/23/2019	741,000	815,942
5.75%, 1/25/2021	1,050,000	1,179,486
Series MTN, 5.95%, 12/28/2017	300,000	322,522
Series MTN, 6.25%, 8/28/2017	700,000	749,073
Series GMTN, 6.63%, 4/1/2018	1,718,000	1,883,742
Series GMTN, 7.30%, 5/13/2019	800,000	916,785
MUFG Union Bank NA:
2.13%, 6/16/2017	150,000	150,737
2.25%, 5/6/2019	10,000	9,904
2.63%, 9/26/2018	250,000	252,242
National Australia Bank, Ltd.:
Series GMTN, 1.88%, 7/23/2018	250,000	249,567
2.30%, 7/25/2018	300,000	302,206
Series GMTN, 2.63%, 7/23/2020	250,000	251,331
Series MTN, 2.75%, 3/9/2017	108,000	109,735
3.00%, 1/20/2023 (a)	300,000	298,944
National Bank of Canada 2.10%, 12/14/2018	850,000	849,857
National City Corp. 6.88%, 5/15/2019	100,000	113,020
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,233
3.38%, 8/23/2021	150,000	154,466
3.45%, 11/4/2020	100,000	104,070
PNC Bank NA:
1.13%, 1/27/2017	408,000	407,535
1.50%, 2/23/2018	100,000	99,424
Series MTN, 1.60%, 6/1/2018	293,000	291,107
1.80%, 11/5/2018	500,000	496,635
1.85%, 7/20/2018	357,000	356,340
2.20%, 1/28/2019	150,000	150,214
2.25%, 7/2/2019	250,000	249,577
2.40%, 10/18/2019	200,000	199,993
2.45%, 11/5/2020	750,000	742,516
2.60%, 7/21/2020	250,000	249,992
2.70%, 11/1/2022	900,000	871,172
2.95%, 1/30/2023	200,000	194,675
2.95%, 2/23/2025	250,000	241,681
3.30%, 10/30/2024	200,000	199,604
3.80%, 7/25/2023	250,000	256,131
6.00%, 12/7/2017	100,000	107,089
6.88%, 4/1/2018	600,000	659,488
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	253,952

See accompanying notes to financial statements.

124

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PNC Funding Corp.:
3.30%, 3/8/2022	$411,000	$420,685
4.38%, 8/11/2020	350,000	373,674
5.13%, 2/8/2020	195,000	213,239
5.63%, 2/1/2017	100,000	104,103
6.70%, 6/10/2019	250,000	284,411
Regions Bank:
2.25%, 9/14/2018	250,000	249,512
7.50%, 5/15/2018	100,000	111,138
Regions Financial Corp. 2.00%, 5/15/2018	400,000	397,017
Royal Bank of Canada:
1.20%, 1/23/2017	456,000	455,845
Series GMTN, 1.25%, 6/16/2017	200,000	199,189
Series GMTN, 1.40%, 10/13/2017	250,000	248,764
Series MTN, 1.50%, 1/16/2018 (a)	400,000	397,887
Series GMTN, 1.80%, 7/30/2018	200,000	199,125
2.00%, 12/10/2018	650,000	650,470
Series GMTN, 2.15%, 3/15/2019 (a)	259,000	258,992
Series GMTN, 2.15%, 3/6/2020	250,000	247,519
Series GMTN, 2.20%, 7/27/2018 (a)	300,000	302,063
Series MTN, 2.35%, 10/30/2020 (a)	1,000,000	990,025
Royal Bank of Scotland Group PLC:
1.88%, 3/31/2017	200,000	199,246
6.40%, 10/21/2019	500,000	554,966
Santander Bank NA 2.00%, 1/12/2018	200,000	198,327
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	100,000	97,608
4.50%, 7/17/2025	750,000	762,809
Santander Issuances SAU 5.18%, 11/19/2025	700,000	686,881
Santander UK Group Holdings PLC 2.88%, 10/16/2020	500,000	497,205
Societe Generale SA:
2.63%, 10/1/2018	260,000	262,759
2.75%, 10/12/2017	308,000	312,383
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	100,000	99,866
Series GMTN, 1.35%, 7/11/2017	150,000	148,870
1.50%, 1/18/2018 (a)	250,000	247,383
1.75%, 1/16/2018	200,000	198,709
1.80%, 7/18/2017	250,000	249,498
Series GMTN, 1.95%, 7/23/2018	250,000	248,238
Series GMTN, 2.25%, 7/11/2019	250,000	247,897
2.45%, 1/10/2019	158,000	158,364
2.45%, 1/16/2020	550,000	546,840
Series GMTN, 2.45%, 10/20/2020	258,000	254,758
2.50%, 7/19/2018	200,000	201,854
Series GMTN, 2.65%, 7/23/2020	250,000	249,565
3.00%, 1/18/2023 (a)	250,000	246,001
3.20%, 7/18/2022	250,000	250,648
Series GMTN, 3.40%, 7/11/2024	200,000	199,915
Series GMTN, 3.65%, 7/23/2025 (a)	250,000	253,312
3.95%, 1/10/2024	50,000	52,039

SunTrust Bank 2.75%, 5/1/2023	250,000	238,808
SunTrust Banks, Inc.:
2.35%, 11/1/2018	300,000	300,838
2.50%, 5/1/2019	300,000	300,459
3.50%, 1/20/2017	150,000	152,612
6.00%, 9/11/2017	300,000	320,758
7.25%, 3/15/2018	150,000	165,788
SVB Financial Group 3.50%, 1/29/2025	150,000	141,860
Svenska Handelsbanken AB:
Series MTN, 1.63%, 3/21/2018	208,000	206,650
Series MTN, 2.25%, 6/17/2019	450,000	448,502
2.50%, 1/25/2019	200,000	201,173
2.88%, 4/4/2017	150,000	152,688
Toronto-Dominion Bank:
Series GMTN, 1.13%, 5/2/2017	250,000	248,822
Series MTN, 1.40%, 4/30/2018 (a)	455,000	450,610
Series MTN, 1.63%, 3/13/2018	250,000	249,195
Series GMTN, 1.75%, 7/23/2018	365,000	364,322
2.13%, 7/2/2019	300,000	299,240
Series MTN, 2.25%, 11/5/2019 (a)	227,000	226,660
Series GMTN, 2.50%, 12/14/2020	1,000,000	999,043
Series MTN, 2.63%, 9/10/2018	653,000	664,073
UBS AG:
1.38%, 6/1/2017	250,000	248,755
Series MTN, 1.38%, 8/14/2017	300,000	298,057
Series MTN, 1.80%, 3/26/2018	808,000	802,296
Series MTN, 2.35%, 3/26/2020	250,000	249,490
Series MTN, 2.38%, 8/14/2019	1,300,000	1,298,839
US Bancorp:
Series MTN, 1.65%, 5/15/2017	455,000	456,551
Series MTN, 1.95%, 11/15/2018	750,000	752,548
Series MTN, 2.20%, 4/25/2019	756,000	759,513
Series MTN, 2.95%, 7/15/2022	208,000	207,071
Series MTN, 3.00%, 3/15/2022	302,000	308,008
Series MTN, 3.60%, 9/11/2024	200,000	202,876
Series MTN, 3.70%, 1/30/2024	250,000	260,447
Series MTN, 4.13%, 5/24/2021	375,000	402,223
US Bank NA:
1.10%, 1/30/2017	350,000	349,889
1.35%, 1/26/2018	250,000	249,013
2.13%, 10/28/2019	350,000	349,669
2.80%, 1/27/2025	250,000	242,644
Wachovia Corp.:
5.75%, 6/15/2017	845,000	894,842
Series MTN, 5.75%, 2/1/2018	1,000,000	1,079,873
Wells Fargo & Co.:
Series MTN, 1.15%, 6/2/2017	300,000	298,730
Series MTN, 1.40%, 9/8/2017	201,000	200,159
1.50%, 1/16/2018	528,000	525,316
Series MTN, 2.10%, 5/8/2017	750,000	757,185
2.13%, 4/22/2019	350,000	349,711
2.15%, 1/15/2019	362,000	362,842
Series N, 2.15%, 1/30/2020	647,000	639,239
Series MTN, 2.55%, 12/7/2020	730,000	726,954
Series GMTN, 2.60%, 7/22/2020	500,000	500,198
Series MTN, 3.00%, 1/22/2021	529,000	535,186
Series MTN, 3.00%, 2/19/2025	500,000	484,181

See accompanying notes to financial statements.

125

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.30%, 9/9/2024	$600,000	$596,586
Series M, 3.45%, 2/13/2023	907,000	903,820
Series MTN, 3.50%, 3/8/2022	957,000	986,773
Series MTN, 3.55%, 9/29/2025	703,000	708,420
4.13%, 8/15/2023	200,000	206,862
4.48%, 1/16/2024	403,000	423,951
Series MTN, 4.60%, 4/1/2021	703,000	763,620
5.63%, 12/11/2017	805,000	863,533

Wells Fargo Bank NA 6.00%, 11/15/2017	335,000	360,896
Westpac Banking Corp.:
1.20%, 5/19/2017	197,000	196,241
1.50%, 12/1/2017	250,000	249,050
1.55%, 5/25/2018	350,000	346,533
Series GMTN, 1.60%, 1/12/2018	627,000	625,076
1.95%, 11/23/2018	500,000	498,536
2.00%, 8/14/2017	242,000	243,609
2.25%, 7/30/2018	250,000	252,038
2.25%, 1/17/2019	202,000	202,410
2.30%, 5/26/2020	201,000	199,742
2.60%, 11/23/2020	1,000,000	998,136
4.88%, 11/19/2019	503,000	549,852

		229,653,375

BEVERAGES — 2.4%
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	50,000	49,890
1.25%, 1/17/2018	550,000	543,142
2.15%, 2/1/2019	566,000	565,147
2.63%, 1/17/2023	1,125,000	1,077,902
3.70%, 2/1/2024 (a)	320,000	326,373
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	496,000	494,068
2.50%, 7/15/2022	796,000	764,462
5.00%, 4/15/2020	500,000	547,309
5.38%, 1/15/2020	865,000	956,439
6.88%, 11/15/2019	276,000	319,180
7.75%, 1/15/2019	700,000	806,876
Beam Suntory, Inc.:
1.75%, 6/15/2018	50,000	48,967
1.88%, 5/15/2017	300,000	299,969
3.25%, 5/15/2022	250,000	243,303
Bottling Group LLC 5.13%, 1/15/2019	500,000	547,228
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	14,313
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	175,000	174,771
Coca-Cola Co.:
0.88%, 10/27/2017	171,000	170,147
1.15%, 4/1/2018	337,000	335,328
1.65%, 3/14/2018 (a)	250,000	251,760
1.65%, 11/1/2018	205,000	206,392
1.88%, 10/27/2020	500,000	494,848
2.45%, 11/1/2020	750,000	760,247
2.50%, 4/1/2023	103,000	101,612
2.88%, 10/27/2025	1,260,000	1,238,674
3.15%, 11/15/2020	270,000	282,160
3.20%, 11/1/2023	50,000	51,377

3.30%, 9/1/2021	303,000	316,534
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	250,000	255,986
4.50%, 9/1/2021	225,000	238,859
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	200,000	200,280
3.88%, 11/26/2023	200,000	201,341
Diageo Capital PLC:
1.13%, 4/29/2018	200,000	195,929
1.50%, 5/11/2017	674,000	673,705
2.63%, 4/29/2023	282,000	272,811
4.83%, 7/15/2020	325,000	354,346
5.75%, 10/23/2017	275,000	294,354
Diageo Investment Corp. 2.88%, 5/11/2022	125,000	123,915
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	194,000	189,560
2.60%, 1/15/2019	200,000	199,705
3.20%, 11/15/2021	200,000	200,506
3.40%, 11/15/2025	250,000	245,344
6.82%, 5/1/2018	300,000	330,086
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	233,235
Molson Coors Brewing Co.:
2.00%, 5/1/2017	200,000	199,652
3.50%, 5/1/2022 (a)	120,000	120,704
PepsiCo, Inc.:
0.95%, 2/22/2017	400,000	399,175
Series 1, 1.00%, 10/13/2017	140,000	139,232
1.13%, 7/17/2017	200,000	199,673
1.25%, 8/13/2017 (a)	200,000	199,960
1.25%, 4/30/2018	100,000	99,533
1.85%, 4/30/2020	100,000	98,681
2.15%, 10/14/2020	100,000	99,455
2.25%, 1/7/2019	255,000	257,751
2.75%, 3/5/2022	239,000	239,594
2.75%, 3/1/2023	154,000	153,048
2.75%, 4/30/2025 (a)	150,000	145,704
3.00%, 8/25/2021	220,000	225,168
3.10%, 7/17/2022	100,000	102,118
3.13%, 11/1/2020	200,000	207,219
3.50%, 7/17/2025	150,000	154,746
3.60%, 3/1/2024	544,000	568,971
4.50%, 1/15/2020	500,000	542,784
5.00%, 6/1/2018	890,000	961,343
7.90%, 11/1/2018	790,000	922,398

		22,235,289

BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,214
2.13%, 5/15/2017	352,000	354,342
2.13%, 5/1/2020	300,000	294,185
2.20%, 5/22/2019	953,000	949,881
2.70%, 5/1/2022	100,000	97,230
3.13%, 5/1/2025	250,000	237,296
3.45%, 10/1/2020	200,000	205,734
3.63%, 5/15/2022	159,000	162,947

See accompanying notes to financial statements.

126

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 5/22/2024	$392,000	$391,970
3.88%, 11/15/2021	250,000	260,576
4.10%, 6/15/2021	300,000	316,534
5.70%, 2/1/2019	625,000	687,878
5.85%, 6/1/2017	300,000	317,427
6.15%, 6/1/2018	150,000	164,521
Biogen, Inc.:
2.90%, 9/15/2020	350,000	348,457
3.63%, 9/15/2022	200,000	202,239
4.05%, 9/15/2025	300,000	301,739
6.88%, 3/1/2018	300,000	329,005
Celgene Corp.:
1.90%, 8/15/2017	300,000	300,322
2.13%, 8/15/2018	280,000	279,646
2.25%, 5/15/2019	325,000	321,340
2.88%, 8/15/2020	500,000	496,232
3.25%, 8/15/2022	161,000	159,615
3.55%, 8/15/2022	450,000	453,798
3.63%, 5/15/2024	499,000	491,868
3.88%, 8/15/2025	650,000	646,328
3.95%, 10/15/2020	200,000	207,229
4.00%, 8/15/2023 (a)	100,000	102,604
Gilead Sciences, Inc.:
1.85%, 9/4/2018	195,000	195,534
2.05%, 4/1/2019	450,000	449,283
2.35%, 2/1/2020	507,000	505,026
2.55%, 9/1/2020	500,000	499,326
3.25%, 9/1/2022	210,000	211,767
3.50%, 2/1/2025	303,000	303,559
3.70%, 4/1/2024	600,000	613,538
4.40%, 12/1/2021	450,000	485,764
4.50%, 4/1/2021	175,000	189,380

		12,683,334

CHEMICALS — 1.7%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	213,136
3.38%, 3/15/2025 (a)	150,000	137,116
3.50%, 6/1/2023	250,000	239,315
Air Products & Chemicals, Inc.:
3.00%, 11/3/2021	50,000	49,865
3.35%, 7/31/2024	500,000	497,934
4.38%, 8/21/2019	100,000	106,658
Airgas, Inc.:
1.65%, 2/15/2018 (a)	250,000	247,550
3.05%, 8/1/2020	100,000	100,626
3.65%, 7/15/2024	300,000	296,188
Albemarle Corp.:
3.00%, 12/1/2019	100,000	98,002
4.15%, 12/1/2024	100,000	96,553
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	85,250
CF Industries, Inc.:
3.45%, 6/1/2023 (a)	400,000	371,939
6.88%, 5/1/2018	100,000	108,489
7.13%, 5/1/2020	350,000	393,828
Cytec Industries, Inc. 3.95%, 5/1/2025	100,000	93,120
Dow Chemical Co.:
3.00%, 11/15/2022	367,000	352,484

3.50%, 10/1/2024 (a)	283,000	273,121
4.13%, 11/15/2021	250,000	259,198
4.25%, 11/15/2020	40,000	41,878
8.55%, 5/15/2019	1,200,000	1,412,000
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	451,356
2.70%, 1/15/2020	525,000	519,036
3.60%, 8/15/2022	257,000	254,368
5.50%, 11/15/2019	55,000	60,199
Ecolab, Inc. 4.35%, 12/8/2021	425,000	452,396
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	400,000	377,014
3.63%, 1/15/2021	250,000	256,071
4.25%, 4/1/2021 (a)	50,000	52,515
4.63%, 1/15/2020	250,000	266,808
5.75%, 3/15/2019	50,000	54,811
6.00%, 7/15/2018	478,000	520,450
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	47,860
Lubrizol Corp. 8.88%, 2/1/2019	151,000	179,635
LYB International Finance B.V. 4.00%, 7/15/2023	784,000	782,691
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	319,094
6.00%, 11/15/2021	300,000	336,377
Methanex Corp. 3.25%, 12/15/2019 (a)	100,000	94,991
Monsanto Co.:
1.15%, 6/30/2017	200,000	198,140
2.13%, 7/15/2019	450,000	442,059
2.20%, 7/15/2022	150,000	137,648
2.85%, 4/15/2025	100,000	91,325
3.38%, 7/15/2024 (a)	281,000	267,895
Mosaic Co. 3.75%, 11/15/2021	150,000	147,660
NewMarket Corp. 4.10%, 12/15/2022	50,000	49,773
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025 (a)	50,000	46,622
3.63%, 3/15/2024 (a)	403,000	395,940
4.88%, 3/30/2020 (a)	150,000	162,060
6.50%, 5/15/2019	150,000	168,762
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	195,269
3.60%, 11/15/2020	200,000	202,220
Praxair, Inc.:
1.05%, 11/7/2017	100,000	98,763
1.25%, 11/7/2018	250,000	244,663
2.20%, 8/15/2022	156,000	148,592
2.45%, 2/15/2022	350,000	340,532
2.70%, 2/21/2023 (a)	150,000	146,787
4.05%, 3/15/2021	100,000	105,761
4.50%, 8/15/2019 (a)	334,000	359,383
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	319,583
RPM International, Inc. 6.13%, 10/15/2019	300,000	326,027

See accompanying notes to financial statements.

127

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Sherwin-Williams Co. 1.35%, 12/15/2017 (a)	$251,000	$247,733
Syngenta Finance NV 3.13%, 3/28/2022	5,000	4,848
Valspar Corp.:
3.30%, 2/1/2025	200,000	190,512
4.20%, 1/15/2022	90,000	91,503
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,134

		15,658,116

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	412,000	411,984
3.38%, 9/15/2025	175,000	177,685
Block Financial LLC 5.50%, 11/1/2022	414,000	437,136
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	272,897
Catholic Health Initiatives 2.95%, 11/1/2022	336,000	326,327
Cornell University 5.45%, 2/1/2019	75,000	82,816
Emory University 5.63%, 9/1/2019 (a)	190,000	213,507
Equifax, Inc. 3.30%, 12/15/2022	9,000	8,794
MasterCard, Inc. 3.38%, 4/1/2024	396,000	403,119
Moody’s Corp.:
2.75%, 7/15/2019	300,000	301,969
4.50%, 9/1/2022	257,000	268,712
4.88%, 2/15/2024	250,000	264,550
Princeton University 4.95%, 3/1/2019	223,000	243,798
Total System Services, Inc. 2.38%, 6/1/2018	250,000	247,102
Vanderbilt University 5.25%, 4/1/2019	100,000	110,172
Verisk Analytics, Inc.:
4.00%, 6/15/2025	150,000	145,672
4.13%, 9/12/2022	100,000	100,866
5.80%, 5/1/2021	100,000	110,581
Western Union Co.:
2.88%, 12/10/2017	50,000	50,512
3.65%, 8/22/2018	524,000	536,268
5.25%, 4/1/2020	410,000	438,959
Yale University Series MTN, 2.09%, 4/15/2019	100,000	100,587

		5,254,013

CONSTRUCTION MATERIALS — 0.2%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	167,664
8.13%, 7/15/2018	640,000	726,755
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	99,378
4.00%, 6/15/2025	100,000	97,873

Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	54,706
Owens Corning:
4.20%, 12/15/2022	309,000	309,443
4.20%, 12/1/2024	150,000	145,373

		1,601,192

DISTRIBUTION & WHOLESALE — 0.0% (d)
Ingram Micro, Inc.:
4.95%, 12/15/2024	225,000	225,074
5.00%, 8/10/2022	100,000	101,542

		326,616

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	74,000	70,364
4.25%, 2/15/2024	100,000	101,191
Air Lease Corp.:
2.13%, 1/15/2018	200,000	196,857
2.63%, 9/4/2018	300,000	296,554
3.38%, 1/15/2019 (a)	350,000	352,203
3.75%, 2/1/2022	125,000	122,754
3.88%, 4/1/2021	50,000	50,172
4.25%, 9/15/2024	125,000	121,659
4.75%, 3/1/2020 (a)	318,000	334,527
American Express Co.:
1.55%, 5/22/2018	50,000	49,599
2.65%, 12/2/2022	323,000	312,522
3.63%, 12/5/2024	315,000	311,425
6.15%, 8/28/2017	750,000	803,275
7.00%, 3/19/2018	503,000	556,383
8.13%, 5/20/2019	305,000	359,807
American Express Credit Corp.:
Series MTN, 1.13%, 6/5/2017	750,000	744,652
Series MTN, 1.55%, 9/22/2017	23,000	22,980
Series MTN, 1.80%, 7/31/2018	450,000	448,370
Series MTN, 1.88%, 11/5/2018	135,000	134,444
2.13%, 7/27/2018	254,000	255,271
2.13%, 3/18/2019	993,000	990,671
Series GMTN, 2.25%, 8/15/2019	461,000	459,076
Series MTN, 2.38%, 3/24/2017	206,000	207,854
Series MTN, 2.38%, 5/26/2020	203,000	201,355
Series F, 2.60%, 9/14/2020	501,000	500,537
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	350,000	387,100
7.30%, 6/28/2019	300,000	346,224
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	264,369
5.55%, 1/22/2017	300,000	311,473
6.40%, 10/2/2017	600,000	644,879
7.25%, 2/1/2018	1,345,000	1,481,828
BlackRock, Inc.:
3.38%, 6/1/2022	57,000	58,320
3.50%, 3/18/2024 (a)	350,000	358,649
4.25%, 5/24/2021	200,000	215,984
Series 2, 5.00%, 12/10/2019	156,000	172,090
6.25%, 9/15/2017	500,000	539,990
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	248,534
1.30%, 6/5/2017	200,000	198,088

See accompanying notes to financial statements.

128

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

2.15%, 11/21/2018	$200,000	$198,200
2.25%, 2/13/2019	300,000	297,756
2.30%, 6/5/2019	200,000	197,715
3.38%, 2/15/2023	500,000	491,564
8.80%, 7/15/2019	895,000	1,058,108
Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	149,214
2.20%, 7/25/2018	50,000	50,187
3.00%, 3/10/2025	150,000	146,737
4.45%, 7/22/2020	515,000	559,149
CME Group, Inc.:
3.00%, 9/15/2022	392,000	392,565
3.00%, 3/15/2025	305,000	298,356
Discover Financial Services:
3.75%, 3/4/2025	40,000	38,416
3.85%, 11/21/2022	378,000	374,027
3.95%, 11/6/2024	220,000	216,829
5.20%, 4/27/2022	475,000	503,116
6.45%, 6/12/2017	68,000	71,861
Franklin Resources, Inc.:
1.38%, 9/15/2017	100,000	99,786
2.80%, 9/15/2022	300,000	292,878
2.85%, 3/30/2025 (a)	130,000	122,623
GE Capital International Funding Co.:
2.34%, 11/15/2020 (b)	6,021,000	5,966,387
3.37%, 11/15/2025 (b)	2,000,000	2,016,212
GE Capital Trust I 6.38%, 11/15/2067 (e) (f)	600,000	627,000
General Electric Capital Corp.:
Series GMTN, 3.10%, 1/9/2023	200,000	202,452
Series GMTN, 3.15%, 9/7/2022	200,000	204,533
Series GMTN, 6.00%, 8/7/2019	300,000	339,792
Series GMTN, 6.38%, 11/15/2067 (e) (f)	450,000	470,250
HSBC Finance Corp. 6.68%, 1/15/2021	708,000	811,020
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	301,000	303,226
2.75%, 12/1/2020	280,000	279,988
3.75%, 12/1/2025	575,000	577,053
4.00%, 10/15/2023	200,000	205,717
International Lease Finance Corp. 7.13%, 9/1/2018 (b)	550,000	602,938
Invesco Finance PLC:
3.13%, 11/30/2022	207,000	205,081
4.00%, 1/30/2024	175,000	180,167
Jefferies Group LLC:
5.13%, 4/13/2018	370,000	384,514
5.13%, 1/20/2023	392,000	391,973
6.88%, 4/15/2021	209,000	232,108
8.50%, 7/15/2019	270,000	313,093
Lazard Group LLC:
3.75%, 2/13/2025	100,000	92,487
4.25%, 11/14/2020	346,000	357,505
Legg Mason, Inc.:
2.70%, 7/15/2019	150,000	149,244
3.95%, 7/15/2024	100,000	98,392
MasterCard, Inc. 2.00%, 4/1/2019	169,000	168,731

Murray Street Investment Trust I 4.65%, 3/9/2017 (c)	300,000	309,351
Nasdaq, Inc.:
5.25%, 1/16/2018	60,000	63,504
5.55%, 1/15/2020	446,000	485,399
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 0.95%, 4/24/2017	100,000	99,633
1.10%, 1/27/2017	250,000	249,781
2.00%, 1/27/2020	50,000	48,695
2.15%, 2/1/2019	50,000	49,659
2.30%, 11/15/2019	100,000	99,080
2.30%, 11/1/2020	100,000	98,195
2.35%, 6/15/2020	90,000	88,609
2.85%, 1/27/2025	253,000	243,638
3.05%, 2/15/2022	50,000	49,514
Series MTN, 3.25%, 11/1/2025	250,000	244,306
4.75%, 4/30/2043 (e) (f)	100,000	96,000
5.45%, 4/10/2017	400,000	421,270
5.45%, 2/1/2018	250,000	266,587
10.38%, 11/1/2018	228,000	276,632
Nomura Holdings, Inc.:
Series GMTN, 2.75%, 3/19/2019	200,000	200,974
6.70%, 3/4/2020	576,000	662,664
ORIX Corp. 3.75%, 3/9/2017	150,000	152,831
Stifel Financial Corp.:
3.50%, 12/1/2020 (a)	500,000	493,307
4.25%, 7/18/2024	200,000	196,124
Synchrony Financial:
1.88%, 8/15/2017	45,000	44,745
2.60%, 1/15/2019	500,000	499,338
2.70%, 2/3/2020	400,000	392,377
3.00%, 8/15/2019	325,000	324,434
3.75%, 8/15/2021	100,000	99,743
4.25%, 8/15/2024	250,000	246,517
4.50%, 7/23/2025	300,000	298,939
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	101,000	99,656
5.60%, 12/1/2019 (a)	246,000	273,787
Visa, Inc.:
1.20%, 12/14/2017	265,000	264,836
2.20%, 12/14/2020	1,100,000	1,099,967
2.80%, 12/14/2022	250,000	250,832
3.15%, 12/14/2025	1,450,000	1,455,367
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	50,285

		44,267,556

ELECTRIC — 4.6%
Alabama Power Co.:
2.80%, 4/1/2025	100,000	95,841
Series 13-A, 3.55%, 12/1/2023	29,000	29,652
Ameren Corp. 2.70%, 11/15/2020	200,000	199,088
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	146,358
American Electric Power Co., Inc. 1.65%, 12/15/2017	250,000	248,034

See accompanying notes to financial statements.

129

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Appalachian Power Co. 3.40%, 6/1/2025	$150,000	$145,566
Arizona Public Service Co.:
2.20%, 1/15/2020	100,000	98,852
3.15%, 5/15/2025 (a)	175,000	170,881
3.35%, 6/15/2024	150,000	149,936
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	250,000	252,002
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	300,000	297,438
2.00%, 11/15/2018	250,000	247,963
2.40%, 2/1/2020	175,000	172,844
3.50%, 2/1/2025	50,000	49,326
3.75%, 11/15/2023	100,000	101,823
5.75%, 4/1/2018	290,000	313,170
Black Hills Corp. 4.25%, 11/30/2023	100,000	103,469
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	150,000	164,843
CMS Energy Corp.:
3.60%, 11/15/2025	200,000	198,421
3.88%, 3/1/2024	50,000	51,024
5.05%, 2/15/2018	100,000	105,652
5.05%, 3/15/2022	400,000	438,570
8.75%, 6/15/2019	100,000	119,281
Commonwealth Edison Co.:
3.10%, 11/1/2024	350,000	345,307
3.40%, 9/1/2021	100,000	102,335
4.00%, 8/1/2020	60,000	63,169
5.80%, 3/15/2018 (a)	524,000	568,224
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	24,855
4.45%, 6/15/2020	70,000	75,474
Series 08-A, 5.85%, 4/1/2018	158,000	171,224
6.65%, 4/1/2019	230,000	260,140
7.13%, 12/1/2018	300,000	340,105
Constellation Energy Group, Inc. 5.15%, 12/1/2020	100,000	108,480
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	99,850
3.13%, 8/31/2024	100,000	99,242
3.38%, 8/15/2023	200,000	203,658
5.65%, 9/15/2018	100,000	109,219
5.65%, 4/15/2020	35,000	39,304
Delmarva Power & Light Co. 3.50%, 11/15/2023	501,000	511,924
Dominion Resources, Inc.:
1.90%, 6/15/2018	300,000	296,977
2.50%, 12/1/2019	350,000	346,376
3.63%, 12/1/2024	150,000	147,964
3.90%, 10/1/2025	50,000	49,974
4.45%, 3/15/2021	600,000	636,547
6.40%, 6/15/2018	250,000	273,739
DTE Electric Co.:
2.65%, 6/15/2022	150,000	147,582
3.45%, 10/1/2020	225,000	233,261
3.65%, 3/15/2024	50,000	51,727
DTE Energy Co.:
2.40%, 12/1/2019	100,000	98,889
3.30%, 6/15/2022 (b)	350,000	350,675
Duke Energy Carolinas LLC:
3.90%, 6/15/2021	225,000	238,590
5.25%, 1/15/2018	200,000	214,191
Duke Energy Corp.:
1.63%, 8/15/2017	100,000	99,670
2.10%, 6/15/2018 (a)	250,000	250,033
3.05%, 8/15/2022	156,000	153,186
3.55%, 9/15/2021	275,000	280,881
3.75%, 4/15/2024	348,000	351,475
5.05%, 9/15/2019	175,000	189,914
6.25%, 6/15/2018	100,000	109,567
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	213,959
5.65%, 6/15/2018	300,000	325,924
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,216
5.45%, 4/1/2019	250,000	273,853
Duke Energy Progress LLC:
2.80%, 5/15/2022 (a)	204,000	203,693
3.25%, 8/15/2025	200,000	200,391
5.30%, 1/15/2019	350,000	382,472
Edison International 3.75%, 9/15/2017	400,000	412,474
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,189
Entergy Arkansas, Inc.:
3.70%, 6/1/2024	300,000	304,752
3.75%, 2/15/2021	200,000	206,748
Entergy Corp.:
4.00%, 7/15/2022	150,000	151,381
4.70%, 1/15/2017	15,000	15,341
5.13%, 9/15/2020	300,000	321,221
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	242,237
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	510,224
Eversource Energy:
1.45%, 5/1/2018 (a)	100,000	98,360
2.80%, 5/1/2023	50,000	47,985
Series H, 3.15%, 1/15/2025	200,000	193,472
4.50%, 11/15/2019	515,000	548,841
Exelon Corp.:
1.55%, 6/9/2017	140,000	139,342
2.85%, 6/15/2020	150,000	149,373
3.95%, 6/15/2025 (b)	350,000	349,292
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	247,642
4.00%, 10/1/2020 (a)	185,000	189,590
4.25%, 6/15/2022 (a)	100,000	101,498
6.20%, 10/1/2017	100,000	106,413
FirstEnergy Solutions Corp. 6.05%, 8/15/2021 (a)	200,000	211,165
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	172,043
3.25%, 6/1/2024	300,000	304,278
5.55%, 11/1/2017	106,000	113,369

See accompanying notes to financial statements.

130

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Georgia Power Co.:
1.95%, 12/1/2018	$100,000	$99,733
2.85%, 5/15/2022	200,000	194,013
4.25%, 12/1/2019	110,000	116,418
Series B, 5.70%, 6/1/2017	100,000	105,455
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	79,565
5.29%, 6/15/2022 (c)	300,000	328,438
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	186,852
Interstate Power & Light Co.:
3.25%, 12/1/2024	300,000	298,943
3.40%, 8/15/2025	250,000	251,085
ITC Holdings Corp. 3.65%, 6/15/2024	150,000	147,577
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	335,793
Kansas City Power & Light Co.:
3.65%, 8/15/2025	175,000	174,634
Series 09A, 7.15%, 4/1/2019	300,000	344,784
LG&E and KU Energy LLC:
3.75%, 11/15/2020	300,000	309,376
4.38%, 10/1/2021	50,000	53,591
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	500,000	503,015
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	150,671
3.50%, 10/15/2024	50,000	51,016
3.70%, 9/15/2023	350,000	365,646
Nevada Power Co.:
6.50%, 8/1/2018	5,000	5,540
7.13%, 3/15/2019	300,000	341,471
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	220,000	219,092
Series F, 2.06%, 9/1/2017 (a)	200,000	199,978
2.40%, 9/15/2019	15,000	14,748
6.00%, 3/1/2019	385,000	420,594
NiSource Finance Corp.:
5.45%, 9/15/2020	550,000	601,106
6.13%, 3/1/2022	8,000	9,143
6.40%, 3/15/2018	175,000	190,438
Northern States Power Co. 2.20%, 8/15/2020	100,000	99,343
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	144,495
3.25%, 11/15/2025	150,000	149,674
NV Energy, Inc. 6.25%, 11/15/2020	37,000	41,784
Oglethorpe Power Corp. 6.10%, 3/15/2019	225,000	247,235
Ohio Power Co.:
Series M, 5.38%, 10/1/2021	450,000	500,996
6.05%, 5/1/2018	25,000	27,085
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	346,000	340,835
2.95%, 4/1/2025	100,000	93,600
4.10%, 6/1/2022	150,000	155,160
6.80%, 9/1/2018	250,000	277,387
7.00%, 9/1/2022	150,000	178,261

Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	288,826
3.40%, 8/15/2024	50,000	50,452
3.50%, 10/1/2020	53,000	54,602
3.50%, 6/15/2025	500,000	507,665
3.75%, 2/15/2024	300,000	310,226
5.63%, 11/30/2017	200,000	213,496
8.25%, 10/15/2018	170,000	197,392
PacifiCorp:
2.95%, 2/1/2022	300,000	300,391
3.35%, 7/1/2025	200,000	200,074
3.60%, 4/1/2024 (a)	145,000	148,593
3.85%, 6/15/2021	11,000	11,545
5.50%, 1/15/2019	32,000	34,959
PECO Energy Co.:
2.38%, 9/15/2022	100,000	96,667
3.15%, 10/15/2025	200,000	198,731
5.35%, 3/1/2018	200,000	214,686
Pennsylvania Electric Co. 6.05%, 9/1/2017	250,000	264,254
PG&E Corp. 2.40%, 3/1/2019	200,000	199,388
Portland General Electric Co. 6.10%, 4/15/2019	150,000	165,340
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	51,127
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,404
3.40%, 6/1/2023	150,000	148,776
3.50%, 12/1/2022	150,000	151,374
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	97,734
3.00%, 9/15/2021	100,000	100,750
Progress Energy, Inc.:
4.40%, 1/15/2021	275,000	289,920
7.05%, 3/15/2019	256,000	290,379
PSEG Power LLC:
2.45%, 11/15/2018	100,000	99,245
4.30%, 11/15/2023	50,000	49,748
5.13%, 4/15/2020	130,000	139,676
Public Service Co. of Colorado:
2.25%, 9/15/2022 (a)	50,000	48,252
2.90%, 5/15/2025	100,000	97,778
5.13%, 6/1/2019	200,000	217,768
5.80%, 8/1/2018	500,000	546,610
Public Service Co. of New Mexico 3.85%, 8/1/2025	200,000	199,113
Public Service Co. of Oklahoma 4.40%, 2/1/2021	20,000	21,097
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	275,000	271,392
Series MTN, 2.00%, 8/15/2019	150,000	148,698
Series MTN, 2.38%, 5/15/2023	50,000	47,800
3.00%, 5/15/2025	150,000	147,277
Series MTN, 3.05%, 11/15/2024	250,000	247,582
Puget Energy, Inc.:
3.65%, 5/15/2025	250,000	241,770
5.63%, 7/15/2022	50,000	55,282
6.00%, 9/1/2021	200,000	225,482

See accompanying notes to financial statements.

131

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

San Diego Gas & Electric Co. 3.00%, 8/15/2021	$100,000	$101,551
SCANA Corp.:
4.13%, 2/1/2022	200,000	199,455
Series MTN, 4.75%, 5/15/2021	150,000	155,020
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	425,000	461,327
Southern California Edison Co.:
1.85%, 2/1/2022	422,500	416,214
Series B, 2.40%, 2/1/2022	115,000	111,340
3.88%, 6/1/2021	237,000	250,342
5.50%, 8/15/2018	50,000	54,415
Southern Co.:
2.15%, 9/1/2019	100,000	97,815
2.45%, 9/1/2018	90,000	90,173
2.75%, 6/15/2020	325,000	320,957
Southern Power Co.:
Series 15A, 1.50%, 6/1/2018 (a)	200,000	194,858
1.85%, 12/1/2017	120,000	119,769
Series 15B, 2.38%, 6/1/2020	200,000	193,247
4.15%, 12/1/2025	350,000	347,852
Southwestern Electric Power Co.:
3.55%, 2/15/2022	250,000	251,641
Series F, 5.88%, 3/1/2018	50,000	53,695
Tampa Electric Co. 2.60%, 9/15/2022	150,000	145,703
TECO Finance, Inc. 5.15%, 3/15/2020	300,000	322,827
TransAlta Corp.:
4.50%, 11/15/2022	225,000	196,095
6.90%, 5/15/2018 (a)	300,000	301,500
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024	100,000	99,432
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	142,158
5.15%, 11/15/2021	275,000	301,645
Union Electric Co.:
3.50%, 4/15/2024	175,000	177,382
6.40%, 6/15/2017	250,000	266,587
6.70%, 2/1/2019	50,000	56,383
Virginia Electric & Power Co.:
2.75%, 3/15/2023	25,000	24,477
2.95%, 1/15/2022	20,000	20,079
Series A, 3.10%, 5/15/2025 (a)	275,000	271,122
3.45%, 2/15/2024	375,000	382,116
5.40%, 4/30/2018	178,000	192,156
5.95%, 9/15/2017	75,000	80,397
WEC Energy Group, Inc.:
1.65%, 6/15/2018	70,000	69,458
2.45%, 6/15/2020	128,000	126,821
3.55%, 6/15/2025	100,000	99,794
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	274,675
Wisconsin Electric Power Co.:
3.10%, 6/1/2025 (a)	300,000	297,677
4.25%, 12/15/2019	150,000	159,242
Wisconsin Power & Light Co. 5.00%, 7/15/2019	175,000	188,800

Wisconsin Public Service Corp. 1.65%, 12/4/2018	250,000	248,409
Xcel Energy, Inc. 4.70%, 5/15/2020	500,000	534,607

		42,588,604

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co.:
2.63%, 12/1/2021	301,000	297,001
2.63%, 2/15/2023	101,000	98,359
4.88%, 10/15/2019	50,000	54,643
5.00%, 4/15/2019	200,000	217,730
5.25%, 10/15/2018	60,000	65,374
Legrand France SA 8.50%, 2/15/2025	725,000	964,012

		1,697,119

ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.88%, 7/15/2023	500,000	496,742
5.00%, 7/15/2020	200,000	210,337
Amphenol Corp.:
1.55%, 9/15/2017	250,000	248,403
3.13%, 9/15/2021	300,000	294,209
4.00%, 2/1/2022	150,000	151,984
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	99,739
4.00%, 4/1/2025	100,000	94,967
4.50%, 3/1/2023	100,000	100,142
5.13%, 3/1/2021	150,000	157,437
Avnet, Inc. 4.88%, 12/1/2022	200,000	205,297
Corning, Inc.:
1.45%, 11/15/2017	200,000	197,870
1.50%, 5/8/2018	200,000	196,019
Flextronics International, Ltd.:
4.63%, 2/15/2020	25,000	25,844
4.75%, 6/15/2025 (b)	250,000	243,438
5.00%, 2/15/2023	50,000	50,500
Honeywell International, Inc.:
4.25%, 3/1/2021	127,000	138,152
5.00%, 2/15/2019	415,000	453,408
5.30%, 3/15/2017	150,000	157,239
5.30%, 3/1/2018 (a)	150,000	161,855
Jabil Circuit, Inc. 4.70%, 9/15/2022	503,000	490,425
Keysight Technologies, Inc.:
3.30%, 10/30/2019	250,000	245,570
4.55%, 10/30/2024	25,000	23,987
Koninklijke Philips NV:
3.75%, 3/15/2022	700,000	714,534
5.75%, 3/11/2018	300,000	320,851
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	259,917
Tech Data Corp. 3.75%, 9/21/2017	100,000	101,529
Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023	300,000	293,026
3.30%, 2/15/2022	250,000	250,186
4.15%, 2/1/2024	124,000	128,829

		6,512,436

See accompanying notes to financial statements.

132

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	$250,000	$249,642
2.88%, 5/8/2022	275,000	270,738
Fluor Corp. 3.38%, 9/15/2021	250,000	253,293

		773,673

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
3.20%, 3/15/2025	360,000	347,810
3.55%, 6/1/2022	259,000	264,831
3.80%, 5/15/2018	215,000	222,529
4.75%, 5/15/2023	150,000	163,351
5.00%, 3/1/2020 (a)	200,000	216,769
5.25%, 11/15/2021	150,000	165,068
5.50%, 9/15/2019	730,000	801,570
Waste Management, Inc.:
2.90%, 9/15/2022	32,000	31,375
3.13%, 3/1/2025	150,000	145,667
3.50%, 5/15/2024	150,000	151,209
4.60%, 3/1/2021	210,000	225,646
4.75%, 6/30/2020	200,000	215,928
6.10%, 3/15/2018	300,000	326,913

		3,278,666

FOOD — 1.6%
Campbell Soup Co.:
3.05%, 7/15/2017 (a)	350,000	356,973
3.30%, 3/19/2025	100,000	97,464
4.25%, 4/15/2021	150,000	158,345
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	247,364
3.20%, 1/25/2023	285,000	272,850
3.25%, 9/15/2022	425,000	408,927
7.00%, 4/15/2019	250,000	276,120
General Mills, Inc.:
1.40%, 10/20/2017	168,000	167,013
2.20%, 10/21/2019	218,000	212,531
3.15%, 12/15/2021	250,000	250,646
3.65%, 2/15/2024 (a)	146,000	148,749
5.65%, 2/15/2019	96,000	104,060
5.70%, 2/15/2017	250,000	261,831
Hershey Co. 3.20%, 8/21/2025 (a)	200,000	199,080
Ingredion, Inc. 1.80%, 9/25/2017	150,000	148,348
JM Smucker Co.:
1.75%, 3/15/2018	32,000	31,641
2.50%, 3/15/2020	77,000	76,237
3.00%, 3/15/2022	50,000	49,618
3.50%, 10/15/2021	300,000	303,910
3.50%, 3/15/2025	300,000	298,921
Kellogg Co.:
1.75%, 5/17/2017	200,000	200,454
3.25%, 5/21/2018	35,000	35,707
4.00%, 12/15/2020	250,000	261,423
4.15%, 11/15/2019	165,000	171,268
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	375,000	377,196

3.50%, 6/6/2022	1,300,000	1,315,258
5.38%, 2/10/2020	150,000	164,273
6.13%, 8/23/2018	150,000	164,332
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (b)	255,000	254,130
2.00%, 7/2/2018 (b)	160,000	159,131
2.80%, 7/2/2020 (b)	600,000	596,217
3.50%, 7/15/2022 (b)	100,000	100,821
3.95%, 7/15/2025 (a) (b)	254,000	256,256
Kroger Co.:
2.20%, 1/15/2017 (a)	200,000	201,784
2.30%, 1/15/2019	150,000	149,778
3.30%, 1/15/2021	200,000	201,363
3.40%, 4/15/2022	157,000	159,266
6.15%, 1/15/2020	300,000	336,290
6.40%, 8/15/2017	250,000	267,955
McCormick & Co., Inc.:
3.25%, 11/15/2025	200,000	197,897
3.50%, 9/1/2023	107,000	109,633
Mondelez International, Inc.:
2.25%, 2/1/2019	450,000	448,658
4.00%, 2/1/2024	60,000	61,520
5.38%, 2/10/2020	710,000	778,425
6.13%, 2/1/2018	300,000	325,094
6.13%, 8/23/2018	100,000	109,960
Sysco Corp.:
2.60%, 10/1/2020	300,000	299,989
5.25%, 2/12/2018	102,000	108,554
5.38%, 3/17/2019	200,000	216,338
Tyson Foods, Inc.:
2.65%, 8/15/2019	200,000	196,594
3.95%, 8/15/2024	267,000	273,205
4.50%, 6/15/2022	250,000	265,625
Unilever Capital Corp.:
0.85%, 8/2/2017	650,000	646,109
2.20%, 3/6/2019	253,000	255,716
4.25%, 2/10/2021	150,000	162,508
4.80%, 2/15/2019	300,000	326,051
Whole Foods Market, Inc. 5.20%, 12/3/2025 (b)	250,000	250,456

		14,475,862

FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (a)	350,000	345,188
4.75%, 1/11/2022	5,000	5,069
7.25%, 7/29/2019	300,000	337,950
International Paper Co.:
3.65%, 6/15/2024 (a)	51,000	50,068
4.75%, 2/15/2022	125,000	133,396
7.50%, 8/15/2021	900,000	1,067,066
7.95%, 6/15/2018	250,000	282,095
Plum Creek Timberlands L.P. 4.70%, 3/15/2021	300,000	312,770

		2,533,602

GAS — 0.6%
AGL Capital Corp.:
3.50%, 9/15/2021	315,000	316,547
3.88%, 11/15/2025	200,000	199,990

See accompanying notes to financial statements.

133

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Atmos Energy Corp. 8.50%, 3/15/2019	$150,000	$175,774
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	715,000	746,277
Series MTN, 6.00%, 5/15/2018	50,000	54,096
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	109,068
Dominion Gas Holdings LLC:
2.50%, 12/15/2019	150,000	149,436
2.80%, 11/15/2020	150,000	150,330
3.60%, 12/15/2024 (a)	475,000	466,930
National Fuel Gas Co.:
3.75%, 3/1/2023	175,000	157,286
4.90%, 12/1/2021	400,000	409,930
5.20%, 7/15/2025	300,000	287,459
ONE Gas, Inc. 2.07%, 2/1/2019	220,000	217,849
Sempra Energy:
2.40%, 3/15/2020	100,000	98,302
2.85%, 11/15/2020	100,000	99,680
2.88%, 10/1/2022	57,000	54,954
3.55%, 6/15/2024	25,000	24,773
3.75%, 11/15/2025	100,000	100,035
4.05%, 12/1/2023	45,000	46,421
6.15%, 6/15/2018	300,000	327,009
9.80%, 2/15/2019	375,000	452,551
Southern California Gas Co.:
1.55%, 6/15/2018 (a)	100,000	99,225
3.15%, 9/15/2024	248,000	248,444
3.20%, 6/15/2025 (a)	150,000	150,291
Series HH, 5.45%, 4/15/2018	150,000	161,606

		5,304,263

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	500,000	494,938
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	250,000	249,146
2.90%, 11/1/2022	164,000	161,735
3.40%, 12/1/2021	450,000	457,427

		1,363,246

HEALTH CARE PRODUCTS — 2.0%
Baxter International, Inc.:
1.85%, 1/15/2017	330,000	330,906
1.85%, 6/15/2018	100,000	99,228
3.20%, 6/15/2023	750,000	717,700
4.50%, 8/15/2019	225,000	238,876
Becton Dickinson and Co.:
1.45%, 5/15/2017	300,000	298,452
1.80%, 12/15/2017	500,000	499,213
2.68%, 12/15/2019	600,000	601,665
3.13%, 11/8/2021	150,000	149,396
3.25%, 11/12/2020	281,000	285,418
3.30%, 3/1/2023	100,000	98,579
3.73%, 12/15/2024	5,000	5,048
3.88%, 5/15/2024	150,000	151,557
5.00%, 5/15/2019	300,000	324,096
Boston Scientific Corp.:
2.65%, 10/1/2018	50,000	50,231

2.85%, 5/15/2020	100,000	99,183
3.38%, 5/15/2022	150,000	147,786
3.85%, 5/15/2025	450,000	442,827
4.13%, 10/1/2023	175,000	178,385
6.00%, 1/15/2020	250,000	277,315
Covidien International Finance SA:
2.95%, 6/15/2023	101,000	98,839
3.20%, 6/15/2022	207,000	208,447
4.20%, 6/15/2020	315,000	337,161
6.00%, 10/15/2017	303,000	326,231
CR Bard, Inc. 1.38%, 1/15/2018	375,000	369,052
Danaher Corp.:
1.65%, 9/15/2018	110,000	109,639
3.35%, 9/15/2025	155,000	157,445
5.40%, 3/1/2019	250,000	274,732
Edwards Lifesciences Corp. 2.88%, 10/15/2018	250,000	251,333
Life Technologies Corp.:
5.00%, 1/15/2021	250,000	267,542
6.00%, 3/1/2020	275,000	304,793
Medtronic, Inc.:
1.38%, 4/1/2018	600,000	597,361
1.50%, 3/15/2018	200,000	199,677
2.50%, 3/15/2020	1,275,000	1,277,482
2.75%, 4/1/2023	200,000	193,888
3.13%, 3/15/2022	265,000	267,144
3.15%, 3/15/2022	900,000	909,296
3.50%, 3/15/2025	718,000	724,988
3.63%, 3/15/2024	200,000	204,857
4.13%, 3/15/2021	350,000	373,817
4.45%, 3/15/2020	185,000	199,537
St Jude Medical, Inc.:
2.00%, 9/15/2018	200,000	198,150
2.80%, 9/15/2020	250,000	246,190
3.25%, 4/15/2023	116,000	113,591
3.88%, 9/15/2025	325,000	327,545
Stryker Corp.:
1.30%, 4/1/2018	75,000	74,218
3.38%, 5/15/2024	160,000	158,834
3.38%, 11/1/2025	750,000	740,652
4.38%, 1/15/2020	100,000	107,357
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	250,000	249,111
2.15%, 12/14/2018	60,000	60,043
2.40%, 2/1/2019	900,000	900,243
3.60%, 8/15/2021	350,000	354,261
3.65%, 12/15/2025	150,000	149,678
4.50%, 3/1/2021	200,000	211,789
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	100,000	99,468
2.00%, 4/1/2018	205,000	203,770
2.70%, 4/1/2020	350,000	345,135
3.15%, 4/1/2022	300,000	294,372
3.38%, 11/30/2021	225,000	224,093
3.55%, 4/1/2025	950,000	922,500

		18,630,122

See accompanying notes to financial statements.

134

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE SERVICES — 1.3%
Aetna, Inc.:
1.50%, 11/15/2017	$203,000	$201,578
1.75%, 5/15/2017	100,000	100,086
2.20%, 3/15/2019	200,000	199,072
2.75%, 11/15/2022	256,000	247,007
3.50%, 11/15/2024	100,000	99,803
3.95%, 9/1/2020	255,000	267,731
Anthem, Inc.:
1.88%, 1/15/2018	535,000	532,879
2.25%, 8/15/2019	200,000	196,568
3.13%, 5/15/2022	284,000	276,757
3.30%, 1/15/2023	350,000	341,907
3.50%, 8/15/2024	249,000	243,084
4.35%, 8/15/2020	300,000	317,343
5.88%, 6/15/2017	300,000	317,116
7.00%, 2/15/2019	45,000	50,538
Cigna Corp.:
3.25%, 4/15/2025	300,000	290,017
4.00%, 2/15/2022	50,000	51,651
4.50%, 3/15/2021	150,000	159,219
5.13%, 6/15/2020	200,000	218,030
5.38%, 3/15/2017	250,000	260,506
Coventry Health Care, Inc.:
5.45%, 6/15/2021	341,000	376,663
5.95%, 3/15/2017	250,000	262,519
Dignity Health 2.64%, 11/1/2019	75,000	74,962
Howard Hughes Medical Institute 3.50%, 9/1/2023	201,000	208,591
Humana, Inc.:
3.85%, 10/1/2024	450,000	449,129
7.20%, 6/15/2018	235,000	261,593
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,018
2.50%, 11/1/2018	150,000	149,491
2.63%, 2/1/2020	150,000	147,565
3.20%, 2/1/2022	225,000	220,286
3.60%, 2/1/2025	175,000	168,729
3.75%, 8/23/2022	137,000	137,575
4.63%, 11/15/2020	50,000	52,708
Quest Diagnostics, Inc.:
2.50%, 3/30/2020 (a)	100,000	97,508
2.70%, 4/1/2019 (a)	200,000	199,375
3.50%, 3/30/2025	125,000	120,431
4.70%, 4/1/2021	250,000	264,255
4.75%, 1/30/2020	200,000	211,761
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	92,000	91,624
1.40%, 12/15/2017	200,000	199,110
1.45%, 7/17/2017	350,000	349,828
1.63%, 3/15/2019	275,000	270,964
1.90%, 7/16/2018	400,000	401,143
2.30%, 12/15/2019	100,000	99,810
2.70%, 7/15/2020	293,000	296,120
2.75%, 2/15/2023	200,000	195,232
2.88%, 12/15/2021	200,000	198,962
2.88%, 3/15/2022	453,000	451,695
3.35%, 7/15/2022	200,000	204,293

3.38%, 11/15/2021	250,000	256,506
3.75%, 7/15/2025	661,000	681,030
3.88%, 10/15/2020	250,000	264,326
4.70%, 2/15/2021	200,000	218,621
6.00%, 6/15/2017	50,000	53,188
6.00%, 2/15/2018	290,000	314,771

		12,388,274

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 5.50%, 10/18/2023	550,000	533,828
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	98,976
2.25%, 2/10/2020	550,000	536,229
3.00%, 2/10/2025	100,000	95,556

		1,264,589

HOME BUILDERS — 0.0%(d)
NVR, Inc. 3.95%, 9/15/2022	250,000	250,766

HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	142,968
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	98,563
Whirlpool Corp.:
1.35%, 3/1/2017	500,000	498,086
1.65%, 11/1/2017	50,000	49,524
3.70%, 5/1/2025	250,000	248,514
Series MTN, 4.85%, 6/15/2021	50,000	53,069

		1,090,724

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	100,000	98,574
Series MTN, 1.50%, 11/1/2018	100,000	99,381
Series MTN, 1.75%, 3/15/2019	462,000	460,985
Series MTN, 1.95%, 2/1/2023	202,000	194,117
Series MTN, 2.30%, 5/3/2022	157,000	155,571
Series MTN, 2.95%, 11/1/2020 (a)	300,000	308,443
Procter & Gamble Co.:
1.60%, 11/15/2018	50,000	50,190
1.90%, 11/1/2019 (a)	300,000	301,098
2.30%, 2/6/2022	250,000	249,352
3.10%, 8/15/2023	150,000	155,936
4.70%, 2/15/2019	250,000	271,907

		2,345,554

HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	96,995
Clorox Co.:
3.05%, 9/15/2022	3,000	2,959
3.50%, 12/15/2024	125,000	123,806
3.80%, 11/15/2021	250,000	261,367
Kimberly-Clark Corp.:
1.85%, 3/1/2020	100,000	98,493
1.90%, 5/22/2019	230,000	228,645
2.15%, 8/15/2020	50,000	49,584
2.65%, 3/1/2025	150,000	145,281

See accompanying notes to financial statements.

135

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.05%, 8/15/2025	$50,000	$49,893
3.63%, 8/1/2020	85,000	89,756
3.88%, 3/1/2021 (a)	174,000	186,130
6.13%, 8/1/2017	350,000	376,076
7.50%, 11/1/2018	195,000	224,950

		1,933,935

HOUSEWARES — 0.1%
Newell Rubbermaid, Inc.:
2.15%, 10/15/2018	50,000	48,447
2.88%, 12/1/2019	100,000	96,131
3.90%, 11/1/2025	150,000	135,386
4.00%, 6/15/2022	200,000	192,002
4.00%, 12/1/2024	75,000	69,269
6.25%, 4/15/2018	150,000	158,905
Tupperware Brands Corp. 4.75%, 6/1/2021	250,000	255,160

		955,300

INSURANCE — 2.6%
ACE INA Holdings, Inc.:
2.30%, 11/3/2020	220,000	217,799
2.70%, 3/13/2023	50,000	48,636
2.88%, 11/3/2022	500,000	495,965
3.15%, 3/15/2025	376,000	370,787
3.35%, 5/15/2024	171,000	171,671
3.35%, 5/3/2026	205,000	204,183
5.70%, 2/15/2017	100,000	104,847
5.90%, 6/15/2019	155,000	172,882
AEGON Funding Co. LLC 5.75%, 12/15/2020	111,000	126,049
Aflac, Inc.:
2.40%, 3/16/2020	150,000	149,696
2.65%, 2/15/2017	450,000	456,076
3.25%, 3/17/2025	100,000	98,076
3.63%, 11/15/2024	327,000	331,941
Alleghany Corp. 4.95%, 6/27/2022	100,000	106,999
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	196,138
5.50%, 11/15/2020	550,000	599,616
Allstate Corp.:
3.15%, 6/15/2023	16,000	15,952
5.75%, 8/15/2053 (e) (f)	350,000	357,000
American International Group, Inc.:
2.30%, 7/16/2019	450,000	445,901
3.38%, 8/15/2020	200,000	204,944
4.13%, 2/15/2024	133,000	136,219
4.88%, 6/1/2022	340,000	366,738
Series MTN, 5.85%, 1/16/2018	525,000	564,966
6.40%, 12/15/2020	425,000	488,949
Aon Corp. 5.00%, 9/30/2020	300,000	327,732
Aon PLC:
2.80%, 3/15/2021	150,000	149,277
3.50%, 6/14/2024	250,000	244,163
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	125,000	129,592
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	110,497

Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	445,000	441,652
1.60%, 5/15/2017	129,000	129,731
2.90%, 10/15/2020	300,000	308,105
3.00%, 5/15/2022	109,000	111,056
4.25%, 1/15/2021 (a)	100,000	108,728
5.40%, 5/15/2018 (a)	720,000	780,887
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	174,000	174,091
1.90%, 1/31/2017	400,000	403,288
2.10%, 8/14/2019	200,000	201,038
3.00%, 2/11/2023 (a)	301,000	305,325
3.40%, 1/31/2022	157,000	163,789
3.75%, 8/15/2021 (a)	80,000	85,211
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	98,734
Chubb Corp.:
5.75%, 5/15/2018	102,000	111,004
6.38%, 3/29/2067 (a) (f)	199,000	189,050
CNA Financial Corp. 5.88%, 8/15/2020	150,000	166,423
Fidelity National Financial, Inc. 5.50%, 9/1/2022	200,000	211,093
First American Financial Corp. 4.30%, 2/1/2023	100,000	98,345
Hartford Financial Services Group Inc:
5.50%, 3/30/2020	250,000	275,571
Series MTN, 6.00%, 1/15/2019	300,000	329,610
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	224,000	245,095
6.30%, 3/15/2018	329,000	357,542
Horace Mann Educators Corp. 4.50%, 12/1/2025	150,000	150,282
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	103,299
Kemper Corp. 4.35%, 2/15/2025	150,000	147,492
Lincoln National Corp.:
4.85%, 6/24/2021	150,000	161,175
8.75%, 7/1/2019	300,000	360,223
Loews Corp. 2.63%, 5/15/2023	251,000	237,999
Manulife Financial Corp. 4.90%, 9/17/2020	36,000	39,064
Markel Corp.:
3.63%, 3/30/2023	150,000	148,104
7.13%, 9/30/2019	150,000	172,050
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	219,451
2.35%, 3/6/2020	176,000	174,054
Series MTN, 2.55%, 10/15/2018	75,000	75,637
3.50%, 3/10/2025	24,000	23,581
4.80%, 7/15/2021	55,000	59,808
MetLife, Inc.:
1.76%, 12/15/2017	16,000	16,008
1.90%, 12/15/2017	350,000	350,703
3.00%, 3/1/2025	102,000	98,216
3.05%, 12/15/2022	235,000	233,749

See accompanying notes to financial statements.

136

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.60%, 4/10/2024	$533,000	$541,550
3.60%, 11/13/2025	500,000	504,228
Series D, 4.37%, 9/15/2023	261,000	280,224
Series A, 6.82%, 8/15/2018	200,000	224,353
7.72%, 2/15/2019	103,000	119,813
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	100,134
Old Republic International Corp. 4.88%, 10/1/2024	200,000	205,677
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	100,136
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	109,398
Principal Financial Group, Inc.:
3.40%, 5/15/2025	350,000	341,042
4.70%, 5/15/2055 (e) (f)	150,000	149,250
8.88%, 5/15/2019	255,000	304,500
ProAssurance Corp. 5.30%, 11/15/2023	100,000	105,413
Progressive Corp. 3.75%, 8/23/2021	150,000	157,785
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	149,000	149,662
Series MTN, 2.35%, 8/15/2019	200,000	198,824
Series MTN, 3.50%, 5/15/2024	784,000	788,189
Series MTN, 4.50%, 11/15/2020	100,000	107,357
Series MTN, 4.50%, 11/16/2021	50,000	53,730
5.63%, 6/15/2043 (e) (f)	500,000	511,250
5.88%, 9/15/2042 (e) (f)	250,000	262,500
Series MTN, 6.00%, 12/1/2017	100,000	107,420
Series D, 7.38%, 6/15/2019	350,000	405,256
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	280,807
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	47,817
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	250,000	261,804
Symetra Financial Corp. 4.25%, 7/15/2024	100,000	100,171
Torchmark Corp. 3.80%, 9/15/2022	75,000	74,884
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	150,000	159,146
5.80%, 5/15/2018	255,000	278,114
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	152,882
Unum Group:
3.88%, 11/5/2025	250,000	244,565
4.00%, 3/15/2024	150,000	149,208
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	303,738
5.50%, 7/15/2022 (a)	150,000	167,622
Willis North America, Inc. 6.20%, 3/28/2017	250,000	260,657
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	157,236
7.38%, 9/15/2019	150,000	173,697
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	209,258

4.45%, 3/31/2025	200,000	196,336
5.75%, 10/1/2021	100,000	111,343

		24,616,530

INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017	900,000	889,521
2.50%, 11/28/2019	600,000	587,546
3.13%, 11/28/2021	200,000	194,697
3.60%, 11/28/2024 (a)	733,000	705,558
Amazon.com, Inc.:
1.20%, 11/29/2017	175,000	174,007
2.50%, 11/29/2022	300,000	290,592
2.60%, 12/5/2019	200,000	202,339
3.30%, 12/5/2021	400,000	409,493
3.80%, 12/5/2024	475,000	491,868
Baidu, Inc.:
2.25%, 11/28/2017	200,000	200,142
2.75%, 6/9/2019	150,000	148,941
3.00%, 6/30/2020	250,000	247,640
3.25%, 8/6/2018	150,000	152,237
3.50%, 11/28/2022	156,000	153,682
4.13%, 6/30/2025	200,000	199,057
eBay, Inc.:
2.20%, 8/1/2019	250,000	245,751
2.60%, 7/15/2022 (a)	554,000	512,607
2.88%, 8/1/2021	250,000	244,862
3.25%, 10/15/2020	150,000	151,576
3.45%, 8/1/2024 (a)	480,000	455,077
Expedia, Inc.:
4.50%, 8/15/2024	150,000	144,327
5.95%, 8/15/2020	224,000	243,234
7.46%, 8/15/2018	100,000	111,220
Google, Inc.:
3.38%, 2/25/2024	451,000	470,583
3.63%, 5/19/2021	550,000	582,382
Priceline Group, Inc. 3.65%, 3/15/2025	425,000	414,719
Symantec Corp.:
2.75%, 6/15/2017	100,000	100,292
4.20%, 9/15/2020	400,000	413,780

		9,137,730

INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	97,678
Ares Capital Corp. 4.88%, 11/30/2018	500,000	512,950
FS Investment Corp.:
4.00%, 7/15/2019	250,000	249,176
4.75%, 5/15/2022 (a)	100,000	97,126
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	149,988
Prospect Capital Corp.:
5.00%, 7/15/2019	300,000	304,846
5.88%, 3/15/2023	275,000	274,164

		1,685,928

IRON/STEEL — 0.2%
Carpenter Technology Corp. 4.45%, 3/1/2023 (a)	40,000	37,592

See accompanying notes to financial statements.

137

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Nucor Corp.:
4.00%, 8/1/2023	$300,000	$290,899
4.13%, 9/15/2022	143,000	142,573
5.75%, 12/1/2017	250,000	263,749
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	100,000	91,930
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	500,000	378,750
5.63%, 9/15/2019 (a)	1,260,000	1,137,150

		2,342,643

IT SERVICES — 2.5%
Apple, Inc.:
1.00%, 5/3/2018 (a)	1,276,000	1,265,036
1.05%, 5/5/2017 (a)	300,000	300,071
1.55%, 2/7/2020	705,000	691,733
2.00%, 5/6/2020	401,000	399,330
2.10%, 5/6/2019	105,000	106,016
2.15%, 2/9/2022	300,000	292,652
2.40%, 5/3/2023	2,150,000	2,088,292
2.50%, 2/9/2025	250,000	238,642
2.70%, 5/13/2022	403,000	404,495
2.85%, 5/6/2021	1,440,000	1,470,090
3.20%, 5/13/2025	200,000	201,681
3.45%, 5/6/2024	828,000	853,106
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	273,978
Computer Sciences Corp.:
4.45%, 9/15/2022	125,000	125,889
6.50%, 3/15/2018	200,000	216,271
EMC Corp.:
1.88%, 6/1/2018	520,000	483,715
2.65%, 6/1/2020	500,000	440,271
3.38%, 6/1/2023 (a)	651,000	521,922
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (b)	200,000	199,647
2.85%, 10/5/2018 (b)	850,000	848,538
3.60%, 10/15/2020 (b)	504,000	504,405
4.90%, 10/15/2025 (b)	752,000	737,866
HP, Inc.:
3.75%, 12/1/2020 (a)	525,000	518,016
4.05%, 9/15/2022	259,000	247,878
4.30%, 6/1/2021 (a)	400,000	393,340
4.38%, 9/15/2021	550,000	538,405
4.65%, 12/9/2021	650,000	646,634
International Business Machines Corp.:
1.13%, 2/6/2018	300,000	297,228
1.25%, 2/8/2018	100,000	99,372
1.63%, 5/15/2020 (a)	253,000	246,340
1.88%, 5/15/2019 (a)	203,000	202,040
1.88%, 8/1/2022	250,000	235,667
1.95%, 2/12/2019 (a)	200,000	200,176
2.88%, 11/9/2022	850,000	845,735
2.90%, 11/1/2021	200,000	201,596
3.38%, 8/1/2023	200,000	203,340
3.63%, 2/12/2024 (a)	900,000	924,159
5.70%, 9/14/2017	814,000	872,214
7.63%, 10/15/2018	853,000	980,364
8.38%, 11/1/2019	500,000	609,571

Lexmark International, Inc.:
5.13%, 3/15/2020	590,000	609,640
6.65%, 6/1/2018	75,000	80,292
NetApp, Inc.:
2.00%, 12/15/2017	192,000	190,424
3.38%, 6/15/2021	100,000	97,438
Seagate HDD Cayman:
3.75%, 11/15/2018	1,050,000	1,039,500
4.75%, 6/1/2023	200,000	175,000

		23,118,015

LEISURE TIME — 0.1%
Carnival Corp.:
1.88%, 12/15/2017	250,000	249,583
3.95%, 10/15/2020	400,000	414,999
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	274,425

		939,007

LODGING — 0.2%
Hyatt Hotels Corp. 3.38%, 7/15/2023	125,000	118,972
Marriott International, Inc.:
2.88%, 3/1/2021	100,000	99,165
3.00%, 3/1/2019	175,000	177,197
Series N, 3.13%, 10/15/2021	100,000	99,339
3.38%, 10/15/2020	242,000	246,849
3.75%, 10/1/2025	50,000	49,291
6.38%, 6/15/2017	150,000	159,518
Starwood Hotels & Resorts Worldwide, Inc.:
3.13%, 2/15/2023	15,000	14,578
3.75%, 3/15/2025	200,000	195,033
6.75%, 5/15/2018	250,000	273,561
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	99,425
3.90%, 3/1/2023	255,000	246,072
4.25%, 3/1/2022	59,000	59,074
5.10%, 10/1/2025	60,000	60,556
5.63%, 3/1/2021	350,000	376,281

		2,274,911

MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
Series MTN, 1.00%, 3/3/2017	110,000	109,576
Series MTN, 1.25%, 8/18/2017	550,000	547,772
Series G, 1.25%, 11/6/2017	500,000	496,805
Series MTN, 1.63%, 6/1/2017	100,000	100,297
Series GMTN, 1.70%, 6/16/2018	250,000	249,434
Series MTN, 2.00%, 3/5/2020	100,000	98,887
Series MTN, 2.10%, 6/9/2019	305,000	304,490
Series MTN, 2.25%, 12/1/2019	301,000	300,767
Series MTN, 2.85%, 6/1/2022 (a)	112,000	111,376
Series MTN, 3.25%, 12/1/2024	200,000	197,316
Series MTN, 3.30%, 6/9/2024	200,000	198,458
Series MTN, 3.75%, 11/24/2023	150,000	155,653
Series MTN, 5.45%, 4/15/2018	200,000	216,084
Series MTN, 5.85%, 9/1/2017	100,000	106,870
Series MTN, 7.15%, 2/15/2019	400,000	458,364

See accompanying notes to financial statements.

138

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Caterpillar, Inc.:
1.50%, 6/26/2017	$350,000	$350,502
2.60%, 6/26/2022	182,000	178,099
3.40%, 5/15/2024 (a)	269,000	271,177
3.90%, 5/27/2021	258,000	273,063
7.90%, 12/15/2018	251,000	291,685
Joy Global, Inc. 5.13%, 10/15/2021(a)	478,000	382,400

		5,399,075

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc. 3.65%, 10/1/2023(a)	152,000	155,247
Deere & Co.:
2.60%, 6/8/2022	276,000	271,237
4.38%, 10/16/2019	275,000	295,592
Flowserve Corp. 3.50%, 9/15/2022	205,000	198,713
John Deere Capital Corp.:
Series MTN, 1.13%, 6/12/2017 (a)	100,000	99,633
1.20%, 10/10/2017	155,000	154,290
1.30%, 3/12/2018	415,000	411,570
Series MTN, 1.35%, 1/16/2018	152,000	151,165
Series MTN, 1.40%, 3/15/2017 (a)	25,000	25,035
Series MTN, 1.60%, 7/13/2018	150,000	149,318
1.70%, 1/15/2020	150,000	146,091
Series MTN, 1.75%, 8/10/2018 (a)	100,000	99,887
Series MTN, 1.95%, 12/13/2018	150,000	150,195
Series MTN, 1.95%, 3/4/2019 (a)	100,000	99,783
Series MTN, 2.00%, 1/13/2017 (a)	100,000	100,786
Series MTN, 2.05%, 3/10/2020	676,000	667,126
2.25%, 4/17/2019	162,000	162,765
Series MTN, 2.30%, 9/16/2019	300,000	300,520
Series MTN, 2.38%, 7/14/2020	150,000	149,516
Series 0014, 2.45%, 9/11/2020 (a)	150,000	149,862
Series MTN, 2.75%, 3/15/2022	154,000	153,077
Series MTN, 2.80%, 9/18/2017	250,000	255,809
Series MTN, 2.80%, 3/4/2021	200,000	201,143
2.80%, 1/27/2023 (a)	100,000	98,634
Series MTN, 3.15%, 10/15/2021	100,000	101,853
Series MTN, 3.40%, 9/11/2025 (a)	250,000	253,179
Series MTN, 3.90%, 7/12/2021	150,000	158,552
Series MTN, 5.75%, 9/10/2018	150,000	164,646
Rockwell Automation, Inc.:
2.05%, 3/1/2020	320,000	315,198
2.88%, 3/1/2025	25,000	24,445
Roper Technologies, Inc.:
1.85%, 11/15/2017	80,000	79,543
2.05%, 10/1/2018	250,000	247,192
3.00%, 12/15/2020	150,000	149,651
3.13%, 11/15/2022	500,000	486,364
3.85%, 12/15/2025	75,000	75,209
Wabtec Corp. 4.38%, 8/15/2023	100,000	101,254
Xylem, Inc. 4.88%, 10/1/2021	65,000	68,402

		6,872,482

MEDIA — 3.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	267,000	263,544

3.70%, 9/15/2024 (a)	249,000	250,335
3.70%, 10/15/2025 (b)	140,000	138,570
4.00%, 10/1/2023	250,000	257,456
4.50%, 2/15/2021	200,000	214,626
6.90%, 3/1/2019	280,000	317,267
CBS Corp.:
1.95%, 7/1/2017	100,000	99,953
3.38%, 3/1/2022	350,000	347,664
3.50%, 1/15/2025	260,000	246,506
4.30%, 2/15/2021	100,000	104,008
5.75%, 4/15/2020	550,000	607,373
CCO Safari II LLC:
3.58%, 7/23/2020 (b)	508,000	505,421
4.46%, 7/23/2022 (b)	902,000	899,842
4.91%, 7/23/2025 (b)	1,300,000	1,293,329
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	825,567
Comcast Cable Communications LLC 8.88%, 5/1/2017	310,000	340,353
Comcast Corp.:
2.85%, 1/15/2023	623,000	620,802
3.13%, 7/15/2022 (a)	213,000	216,653
3.38%, 8/15/2025 (a)	462,000	466,795
3.60%, 3/1/2024	151,000	156,454
5.15%, 3/1/2020	250,000	278,142
5.70%, 5/15/2018	316,000	345,071
5.70%, 7/1/2019	200,000	223,811
5.88%, 2/15/2018	650,000	706,680
6.30%, 11/15/2017	150,000	162,855
6.50%, 1/15/2017	256,000	269,740
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	350,000	348,437
2.40%, 3/15/2017	352,000	354,999
3.80%, 3/15/2022	525,000	531,189
3.95%, 1/15/2025 (a)	500,000	493,793
4.45%, 4/1/2024	150,000	153,798
4.60%, 2/15/2021	455,000	483,518
5.00%, 3/1/2021	180,000	194,414
5.20%, 3/15/2020	250,000	271,048
5.88%, 10/1/2019	250,000	278,584
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	144,273
3.30%, 5/15/2022	375,000	357,793
3.45%, 3/15/2025 (a)	50,000	45,351
4.38%, 6/15/2021	250,000	256,392
5.05%, 6/1/2020	490,000	520,806
5.63%, 8/15/2019	100,000	108,404
Grupo Televisa SAB:
6.00%, 5/15/2018	300,000	322,989
6.63%, 3/18/2025	200,000	227,292
Historic TW, Inc. 9.15%, 2/1/2023	300,000	391,750
McGraw-Hill Financial, Inc.:
3.30%, 8/14/2020	150,000	150,940
4.00%, 6/15/2025	250,000	249,106
NBCUniversal Media LLC:
2.88%, 1/15/2023	801,000	795,907

See accompanying notes to financial statements.

139

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.38%, 4/1/2021	$702,000	$759,153
5.15%, 4/30/2020	367,000	409,056
RELX Capital, Inc.:
3.13%, 10/15/2022	100,000	97,007
8.63%, 1/15/2019	150,000	175,040
Scripps Networks Interactive, Inc.:
2.80%, 6/15/2020	250,000	242,830
3.90%, 11/15/2024	650,000	620,525
3.95%, 6/15/2025	100,000	95,091
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,099
1.65%, 9/29/2017	300,000	298,298
3.85%, 9/29/2024	150,000	147,742
3.95%, 9/30/2021 (a)	200,000	205,973
4.30%, 11/23/2023	200,000	205,303
6.50%, 7/15/2018	420,000	463,537
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	253,031
4.13%, 2/15/2021	200,000	204,650
5.00%, 2/1/2020	200,000	211,313
5.85%, 5/1/2017	461,000	481,531
6.75%, 7/1/2018	800,000	873,267
8.25%, 4/1/2019	600,000	689,760
8.75%, 2/14/2019	200,000	231,400
Time Warner Cos., Inc.:
7.25%, 10/15/2017	100,000	109,302
7.57%, 2/1/2024	140,000	170,913
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	713,000	872,703
Time Warner, Inc.:
2.10%, 6/1/2019	524,000	517,163
3.40%, 6/15/2022	63,000	62,979
3.55%, 6/1/2024	230,000	225,794
3.60%, 7/15/2025 (a)	30,000	29,228
4.00%, 1/15/2022	250,000	259,568
4.70%, 1/15/2021	305,000	327,592
4.75%, 3/29/2021	400,000	429,686
4.88%, 3/15/2020	300,000	323,898
Viacom, Inc.:
2.20%, 4/1/2019 (a)	158,000	154,347
2.50%, 9/1/2018	100,000	99,680
2.75%, 12/15/2019	200,000	196,310
3.13%, 6/15/2022	250,000	231,245
3.25%, 3/15/2023	100,000	91,647
3.50%, 4/1/2017	100,000	101,490
3.88%, 12/15/2021	100,000	98,299
3.88%, 4/1/2024 (a)	245,000	227,706
4.25%, 9/1/2023 (a)	325,000	315,136
4.50%, 3/1/2021	350,000	361,370
6.13%, 10/5/2017	300,000	319,240
Walt Disney Co.:
Series GMTN, 0.88%, 5/30/2017	200,000	199,141
Series MTN, 1.10%, 12/1/2017	222,000	221,027
Series MTN, 1.13%, 2/15/2017 (a)	308,000	308,146
Series GMTN, 1.50%, 9/17/2018 (a)	180,000	179,645
Series GMTN, 1.85%, 5/30/2019	150,000	150,145
Series GMTN, 2.15%, 9/17/2020 (a)	250,000	249,434

Series MTN, 2.35%, 12/1/2022	313,000	309,527
Series MTN, 2.55%, 2/15/2022	150,000	149,612
2.75%, 8/16/2021	250,000	253,908
Series GMTN, 3.15%, 9/17/2025	250,000	252,591
Series MTN, 3.75%, 6/1/2021	200,000	212,583
Series MTN, 5.50%, 3/15/2019	400,000	445,218

		32,109,479

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
1.25%, 1/15/2018	400,000	396,610
2.25%, 6/15/2020	250,000	246,853
2.50%, 1/15/2023	102,000	97,995
3.25%, 6/15/2025	251,000	248,864
Timken Co. 3.88%, 9/1/2024	105,000	100,870

		1,091,192

MINING — 1.2%
Barrick Gold Corp.:
4.10%, 5/1/2023 (a)	130,000	110,821
6.95%, 4/1/2019	269,000	274,421
Barrick North America Finance LLC 4.40%, 5/30/2021	375,000	336,343
Barrick PD Australia Finance Pty, Ltd. 4.95%, 1/15/2020	125,000	119,272
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	605,000	603,921
2.05%, 9/30/2018	250,000	245,887
2.88%, 2/24/2022	200,000	183,461
3.25%, 11/21/2021	530,000	501,288
3.85%, 9/30/2023 (a)	400,000	379,218
5.40%, 3/29/2017	300,000	312,911
6.50%, 4/1/2019	502,000	555,983
Freeport-McMoRan, Inc.:
2.30%, 11/14/2017	500,000	425,000
2.38%, 3/15/2018	250,000	195,000
3.10%, 3/15/2020	250,000	160,000
3.55%, 3/1/2022 (a)	815,000	472,700
3.88%, 3/15/2023	700,000	399,000
4.00%, 11/14/2021	75,000	45,000
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	145,270
3.63%, 6/9/2021	250,000	232,664
Kinross Gold Corp. 5.95%, 3/15/2024	408,000	269,280
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	518,000	462,215
5.13%, 10/1/2019	100,000	104,050
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017 (a)	400,000	392,630
2.00%, 3/22/2017	150,000	149,670
2.25%, 12/14/2018	200,000	193,728
2.88%, 8/21/2022	190,000	171,165
3.50%, 3/22/2022	219,000	205,786
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	200,000	196,061
3.75%, 9/20/2021	350,000	340,304
4.13%, 5/20/2021 (a)	300,000	300,340

See accompanying notes to financial statements.

140

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

6.50%, 7/15/2018	$979,000	$1,054,077
9.00%, 5/1/2019	725,000	843,148
Southern Copper Corp.:
3.50%, 11/8/2022	189,000	173,408
3.88%, 4/23/2025 (a)	120,000	108,163
5.38%, 4/16/2020	125,000	129,688

		10,791,873

MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
Series MTN, 1.00%, 6/26/2017	220,000	219,734
Series MTN, 1.38%, 8/7/2018	250,000	248,734
Series MTN, 1.63%, 6/15/2019 (a)	525,000	521,052
Series MTN, 2.00%, 8/7/2020 (a)	100,000	99,430
Series MTN, 2.00%, 6/26/2022	204,000	197,621
Series MTN, 3.00%, 8/7/2025	101,000	102,300
Carlisle Cos., Inc. 3.75%, 11/15/2022	25,000	24,767
Crane Co. 2.75%, 12/15/2018	200,000	201,560
Dover Corp. 4.30%, 3/1/2021	300,000	320,528
Eaton Corp.:
1.50%, 11/2/2017	350,000	347,282
2.75%, 11/2/2022	400,000	386,966
6.95%, 3/20/2019	150,000	169,619
Eaton Electric Holdings LLC:
3.88%, 12/15/2020	150,000	155,719
6.10%, 7/1/2017	300,000	318,629
General Electric Co.:
2.70%, 10/9/2022	1,050,000	1,047,031
3.38%, 3/11/2024 (a)	200,000	206,795
5.25%, 12/6/2017	1,460,000	1,561,407
Hexcel Corp. 4.70%, 8/15/2025	50,000	49,518
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	174,461
3.38%, 9/15/2021	45,000	45,842
3.50%, 3/1/2024 (a)	89,000	91,509
6.25%, 4/1/2019	250,000	281,156
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	201,301
4.25%, 6/15/2023	300,000	309,956
6.88%, 8/15/2018	500,000	551,489
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	50,000	48,863
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	178,000	179,795
Pentair Finance SA:
1.88%, 9/15/2017	300,000	296,478
2.90%, 9/15/2018	175,000	174,209
3.15%, 9/15/2022	251,000	236,068
5.00%, 5/15/2021	150,000	155,826
Textron, Inc. 5.95%, 9/21/2021	250,000	278,280
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	39,830
3.50%, 2/3/2022	107,000	108,723
6.55%, 10/1/2017	210,000	226,979

Tyco International Finance SA 3.90%, 2/14/2026	200,000	200,562

		9,780,019

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (a)	208,000	204,219
4.75%, 5/15/2018 (a)	100,000	104,268
Series MTN, 5.75%, 9/15/2017	150,000	158,001
6.25%, 3/15/2019 (a)	135,000	146,367
Xerox Corp.:
2.75%, 9/1/2020	150,000	140,558
2.80%, 5/15/2020	300,000	285,097
2.95%, 3/15/2017	340,000	342,072
3.50%, 8/20/2020	200,000	194,146
3.80%, 5/15/2024	20,000	18,666
4.50%, 5/15/2021 (a)	255,000	256,190
5.63%, 12/15/2019	250,000	263,314
6.35%, 5/15/2018 (a)	250,000	266,516
6.75%, 2/1/2017	100,000	104,476

		2,483,890

OIL & GAS — 6.2%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	200,000	176,418
6.38%, 9/15/2017	500,000	526,269
6.95%, 6/15/2019	155,000	168,831
8.70%, 3/15/2019	150,000	170,029
Apache Corp.:
2.63%, 1/15/2023	125,000	113,068
3.25%, 4/15/2022	345,000	328,033
3.63%, 2/1/2021	300,000	297,579
6.90%, 9/15/2018	150,000	164,370
BP Capital Markets PLC:
1.38%, 11/6/2017	202,000	200,511
1.38%, 5/10/2018	200,000	196,795
1.67%, 2/13/2018	150,000	149,224
1.85%, 5/5/2017	275,000	276,325
2.24%, 5/10/2019	200,000	198,309
2.24%, 9/26/2018	252,000	252,440
2.32%, 2/13/2020	300,000	295,518
2.50%, 11/6/2022	226,000	211,345
2.52%, 1/15/2020	205,000	203,988
2.75%, 5/10/2023	356,000	334,913
3.06%, 3/17/2022	350,000	342,722
3.25%, 5/6/2022	528,000	521,101
3.51%, 3/17/2025	709,000	686,157
3.54%, 11/4/2024	325,000	315,580
3.56%, 11/1/2021	630,000	645,352
3.81%, 2/10/2024 (a)	500,000	497,857
3.99%, 9/26/2023	100,000	101,448
4.50%, 10/1/2020	802,000	856,669
4.74%, 3/11/2021	255,000	276,202
4.75%, 3/10/2019	175,000	187,276
British Transco Finance, Inc. 6.63%, 6/1/2018	750,000	827,219
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	316,000	305,361
3.45%, 11/15/2021	150,000	138,645
3.80%, 4/15/2024	81,000	71,551

See accompanying notes to financial statements.

141

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.90%, 2/1/2025 (a)	$215,000	$188,186
5.70%, 5/15/2017	255,000	264,066
5.90%, 2/1/2018	250,000	261,308
Cenovus Energy, Inc.:
3.00%, 8/15/2022	278,000	240,892
5.70%, 10/15/2019	405,000	423,872
Chevron Corp.:
1.10%, 12/5/2017	250,000	247,504
1.34%, 11/9/2017	500,000	497,829
1.37%, 3/2/2018	503,000	498,103
1.72%, 6/24/2018	925,000	919,285
1.79%, 11/16/2018	500,000	496,323
1.96%, 3/3/2020	141,000	138,276
2.19%, 11/15/2019	500,000	496,178
2.36%, 12/5/2022	753,000	719,364
2.42%, 11/17/2020 (a)	500,000	495,860
2.43%, 6/24/2020	200,000	199,380
3.19%, 6/24/2023	928,000	931,915
3.33%, 11/17/2025 (a)	750,000	750,020
4.95%, 3/3/2019 (a)	410,000	443,690
Cimarex Energy Co.:
4.38%, 6/1/2024	300,000	270,428
5.88%, 5/1/2022	330,000	320,100
ConocoPhillips:
5.20%, 5/15/2018	200,000	212,478
6.00%, 1/15/2020	451,000	496,676
6.65%, 7/15/2018	125,000	137,280
ConocoPhillips Co.:
1.50%, 5/15/2018	250,000	244,984
2.40%, 12/15/2022	386,000	346,074
2.88%, 11/15/2021	200,000	193,406
3.35%, 11/15/2024	200,000	183,656
3.35%, 5/15/2025 (a)	100,000	91,456
5.75%, 2/1/2019	857,000	928,507
Continental Resources, Inc.:
3.80%, 6/1/2024	51,000	35,700
4.50%, 4/15/2023	500,000	355,000
5.00%, 9/15/2022	1,050,000	766,500
Devon Energy Corp.:
2.25%, 12/15/2018	500,000	464,930
3.25%, 5/15/2022 (a)	109,000	94,756
4.00%, 7/15/2021 (a)	50,000	46,233
5.85%, 12/15/2025 (a)	350,000	342,875
6.30%, 1/15/2019	400,000	411,639
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	75,000	63,000
5.88%, 5/1/2019	145,000	146,450
Encana Corp.:
3.90%, 11/15/2021 (a)	150,000	123,000
6.50%, 5/15/2019	410,000	397,700
Ensco PLC:
4.50%, 10/1/2024 (a)	300,000	203,250
4.70%, 3/15/2021 (a)	425,000	346,375
5.20%, 3/15/2025	100,000	70,500
EOG Resources, Inc.:
2.45%, 4/1/2020	251,000	245,519
2.63%, 3/15/2023	255,000	235,869
3.15%, 4/1/2025	100,000	93,658
4.40%, 6/1/2020	250,000	263,836

5.63%, 6/1/2019	200,000	217,258
5.88%, 9/15/2017	18,000	19,060
EQT Corp.:
4.88%, 11/15/2021	615,000	588,444
8.13%, 6/1/2019	200,000	213,888
Exxon Mobil Corp.:
0.92%, 3/15/2017	153,000	152,705
1.31%, 3/6/2018	604,000	602,196
1.82%, 3/15/2019	470,000	468,809
1.91%, 3/6/2020	250,000	247,625
2.40%, 3/6/2022	350,000	342,311
2.71%, 3/6/2025 (a)	255,000	248,563
3.18%, 3/15/2024	403,000	410,112
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	50,087
Hess Corp.:
1.30%, 6/15/2017	300,000	293,071
8.13%, 2/15/2019 (a)	400,000	450,448
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	138,328
4.00%, 4/15/2024	300,000	268,944
7.25%, 12/15/2019	250,000	276,074
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	102,408
Marathon Oil Corp.:
2.70%, 6/1/2020 (a)	200,000	176,493
2.80%, 11/1/2022 (a)	250,000	201,090
3.85%, 6/1/2025 (a)	200,000	159,144
5.90%, 3/15/2018	125,000	126,726
6.00%, 10/1/2017	300,000	307,050
Marathon Petroleum Corp.:
2.70%, 12/14/2018	200,000	198,179
3.40%, 12/15/2020	250,000	246,067
3.63%, 9/15/2024 (a)	400,000	378,436
5.13%, 3/1/2021	400,000	418,883
Murphy Oil Corp.:
2.50%, 12/1/2017 (a)	200,000	178,875
3.70%, 12/1/2022	309,000	232,930
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	332,000
5.10%, 9/15/2023 (a)	75,000	59,250
9.25%, 1/15/2019	674,000	711,070
Noble Energy, Inc.:
3.90%, 11/15/2024	50,000	44,357
4.15%, 12/15/2021	400,000	382,654
5.63%, 5/1/2021	200,000	195,706
5.88%, 6/1/2022	200,000	193,000
5.88%, 6/1/2024	200,000	192,000
8.25%, 3/1/2019	850,000	922,107
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	165,000
4.63%, 3/1/2021 (a)	50,000	35,250
4.90%, 8/1/2020	200,000	151,000
5.95%, 4/1/2025 (a)	400,000	280,000
Occidental Petroleum Corp.:
1.50%, 2/15/2018	54,000	53,248
1.75%, 2/15/2017	550,000	551,325
2.70%, 2/15/2023 (a)	252,000	236,710

See accompanying notes to financial statements.

142

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.13%, 2/15/2022	$209,000	$204,420
3.50%, 6/15/2025	150,000	145,572
Series 1, 4.10%, 2/1/2021	515,000	540,306
Petro-Canada 6.05%, 5/15/2018	265,000	283,839
Phillips 66:
2.95%, 5/1/2017	450,000	455,994
4.30%, 4/1/2022 (a)	800,000	827,626
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	150,000	139,108
3.95%, 7/15/2022	256,000	236,096
6.65%, 3/15/2017	300,000	311,828
7.50%, 1/15/2020	300,000	318,667
Pride International, Inc.:
6.88%, 8/15/2020	200,000	183,000
8.50%, 6/15/2019 (a)	250,000	245,000
Rowan Cos., Inc.:
4.88%, 6/1/2022 (a)	300,000	220,500
7.88%, 8/1/2019	150,000	148,500
Sasol Financing International PLC 4.50%, 11/14/2022	165,000	151,463
Shell International Finance B.V.:
1.13%, 8/21/2017	424,000	420,535
1.25%, 11/10/2017	308,000	306,132
1.63%, 11/10/2018	300,000	296,275
1.90%, 8/10/2018	550,000	548,960
2.00%, 11/15/2018 (a)	350,000	348,789
2.13%, 5/11/2020	550,000	539,275
2.25%, 11/10/2020	650,000	638,195
2.25%, 1/6/2023 (a)	150,000	139,711
2.38%, 8/21/2022	410,000	388,119
3.25%, 5/11/2025	641,000	622,010
3.40%, 8/12/2023	450,000	447,728
4.30%, 9/22/2019	550,000	586,997
4.38%, 3/25/2020	400,000	428,265
5.20%, 3/22/2017	300,000	313,671
Southwestern Energy Co.:
3.30%, 1/23/2018 (a)	25,000	20,500
4.05%, 1/23/2020 (a)	250,000	176,250
4.10%, 3/15/2022 (a)	550,000	338,250
4.95%, 1/23/2025 (a)	450,000	279,000
7.50%, 2/1/2018 (a)	130,000	109,200
Suncor Energy, Inc. 6.10%, 6/1/2018	500,000	536,773
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	183,000
7.75%, 6/1/2019	150,000	160,500
Total Capital Canada, Ltd.:
1.45%, 1/15/2018	400,000	397,174
2.75%, 7/15/2023 (a)	313,000	298,448
Total Capital International SA:
1.00%, 1/10/2017	200,000	199,630
1.50%, 2/17/2017	300,000	300,728
1.55%, 6/28/2017	343,000	342,838
2.10%, 6/19/2019	250,000	248,090
2.13%, 1/10/2019 (a)	340,000	339,746
2.70%, 1/25/2023	203,000	194,067
2.75%, 6/19/2021	350,000	349,107
2.88%, 2/17/2022 (a)	350,000	345,519
3.70%, 1/15/2024	650,000	658,775

3.75%, 4/10/2024 (a)	302,000	306,163
Total Capital SA:
2.13%, 8/10/2018	200,000	200,608
4.13%, 1/28/2021	255,000	272,740
4.25%, 12/15/2021	100,000	106,206
4.45%, 6/24/2020	400,000	429,693
Valero Energy Corp.:
3.65%, 3/15/2025	300,000	282,547
6.13%, 6/15/2017	325,000	341,340
6.13%, 2/1/2020	170,000	186,833
9.38%, 3/15/2019	225,000	265,855
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	381,547
6.50%, 12/15/2018	250,000	283,095

		57,570,675

OIL & GAS SERVICES — 0.6%
Baker Hughes, Inc.:
3.20%, 8/15/2021	26,000	25,604
7.50%, 11/15/2018	485,000	547,833
Cameron International Corp.:
4.50%, 6/1/2021	100,000	103,730
6.38%, 7/15/2018	375,000	406,435
FMC Technologies, Inc. 3.45%, 10/1/2022	165,000	146,770
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.50%, 11/15/2020	499,000	324,350
6.88%, 2/15/2023	650,000	403,000
Halliburton Co.:
2.00%, 8/1/2018	100,000	98,943
2.70%, 11/15/2020	325,000	319,871
3.25%, 11/15/2021 (a)	277,000	272,615
3.38%, 11/15/2022	277,000	272,629
3.80%, 11/15/2025	533,000	521,134
5.90%, 9/15/2018	225,000	244,733
6.15%, 9/15/2019	225,000	251,340
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	146,564
2.60%, 12/1/2022 (a)	1,058,000	929,466
Oceaneering International, Inc. 4.65%, 11/15/2024	100,000	85,690
Schlumberger Investment SA 3.65%, 12/1/2023 (a)	201,000	203,748
SESI LLC:
6.38%, 5/1/2019 (a)	200,000	186,000
7.13%, 12/15/2021	354,000	315,060

		5,805,515

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	300,000	312,673
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	97,260
4.50%, 11/1/2023	58,000	59,974
WestRock RKT Co.:
4.00%, 3/1/2023	250,000	249,614
4.90%, 3/1/2022	500,000	527,829

		1,247,350

See accompanying notes to financial statements.

143

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PHARMACEUTICALS — 5.0%
Abbott Laboratories:
2.00%, 3/15/2020	$102,000	$100,373
2.55%, 3/15/2022	50,000	49,613
2.95%, 3/15/2025	152,000	149,874
4.13%, 5/27/2020 (a)	400,000	426,939
AbbVie, Inc.:
1.75%, 11/6/2017	1,275,000	1,272,635
1.80%, 5/14/2018	1,110,000	1,103,746
2.00%, 11/6/2018	300,000	298,560
2.50%, 5/14/2020	1,000,000	986,893
2.90%, 11/6/2022	1,218,000	1,181,359
3.20%, 11/6/2022	322,000	317,969
3.60%, 5/14/2025	250,000	246,553
Actavis Funding SCS:
1.30%, 6/15/2017	250,000	247,742
1.85%, 3/1/2017	1,000,000	1,000,771
2.35%, 3/12/2018	942,000	943,101
2.45%, 6/15/2019	200,000	197,705
3.00%, 3/12/2020	940,000	941,060
3.45%, 3/15/2022	900,000	901,647
3.80%, 3/15/2025	790,000	786,584
3.85%, 6/15/2024	250,000	250,430
Actavis, Inc.:
1.88%, 10/1/2017	400,000	398,578
3.25%, 10/1/2022	575,000	564,514
Allergan, Inc. 2.80%, 3/15/2023	355,000	333,316
AmerisourceBergen Corp.:
1.15%, 5/15/2017	500,000	496,067
3.40%, 5/15/2024	150,000	146,510
3.50%, 11/15/2021	170,000	171,293
4.88%, 11/15/2019	250,000	268,423
AstraZeneca PLC:
1.75%, 11/16/2018	300,000	298,708
1.95%, 9/18/2019	405,000	399,542
2.38%, 11/16/2020	650,000	643,319
3.38%, 11/16/2025	500,000	495,810
5.90%, 9/15/2017	548,000	587,840
Baxalta, Inc.:
2.00%, 6/22/2018 (b)	85,000	84,098
2.88%, 6/23/2020 (b)	600,000	593,143
3.60%, 6/23/2022 (b)	200,000	199,929
4.00%, 6/23/2025 (b)	200,000	198,043
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	200,000	198,772
2.00%, 8/1/2022	286,000	275,244
3.25%, 11/1/2023	175,000	179,561
7.15%, 6/15/2023 (a)	186,000	236,570
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	99,089
1.90%, 6/15/2017	270,000	270,570
1.95%, 6/15/2018	250,000	248,368
2.40%, 11/15/2019	100,000	98,719
3.20%, 3/15/2023	150,000	147,379
3.50%, 11/15/2024	100,000	99,803
4.63%, 12/15/2020	50,000	53,476
Eli Lilly & Co.:
1.25%, 3/1/2018	140,000	139,569
1.95%, 3/15/2019	49,000	49,150

5.20%, 3/15/2017	201,000	210,511
Express Scripts Holding Co.:
1.25%, 6/2/2017	650,000	644,720
2.25%, 6/15/2019	600,000	594,068
2.65%, 2/15/2017	350,000	353,356
3.50%, 6/15/2024	170,000	167,237
3.90%, 2/15/2022	202,000	207,808
4.75%, 11/15/2021	250,000	266,441
7.25%, 6/15/2019	60,000	68,521
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	150,000	150,436
2.85%, 5/8/2022	1,034,000	1,041,432
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (a)	255,000	253,745
5.65%, 5/15/2018	784,000	855,601
Johnson & Johnson:
1.13%, 11/21/2017	74,000	73,783
1.88%, 12/5/2019	100,000	99,715
2.45%, 12/5/2021 (a)	500,000	498,611
2.95%, 9/1/2020	250,000	258,825
3.38%, 12/5/2023	200,000	212,132
5.15%, 7/15/2018	258,000	281,207
5.55%, 8/15/2017	403,000	431,195
McKesson Corp.:
1.29%, 3/10/2017	116,000	115,644
1.40%, 3/15/2018	400,000	395,062
2.28%, 3/15/2019	24,000	23,914
2.70%, 12/15/2022	100,000	95,542
2.85%, 3/15/2023	100,000	95,731
3.80%, 3/15/2024	516,000	518,474
4.75%, 3/1/2021	150,000	161,913
5.70%, 3/1/2017	100,000	104,799
7.50%, 2/15/2019	135,000	154,706
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	155,000	154,643
4.13%, 11/15/2025	245,000	245,948
4.90%, 11/1/2019	175,000	185,642
Medco Health Solutions, Inc.:
4.13%, 9/15/2020	50,000	52,225
7.13%, 3/15/2018	265,000	291,582
Merck & Co., Inc.:
1.10%, 1/31/2018	207,000	205,838
1.30%, 5/18/2018	167,000	166,320
1.85%, 2/10/2020	250,000	248,228
2.35%, 2/10/2022	300,000	294,351
2.40%, 9/15/2022	212,000	206,518
2.75%, 2/10/2025	800,000	776,323
2.80%, 5/18/2023	775,000	771,111
3.88%, 1/15/2021	400,000	426,538
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	310,000	340,705
Mylan NV:
3.00%, 12/15/2018 (b)	220,000	220,155
3.75%, 12/15/2020 (b)	350,000	352,030
Mylan, Inc.:
2.55%, 3/28/2019	100,000	97,859
2.60%, 6/24/2018 (a)	200,000	198,694
Novartis Capital Corp.:
2.40%, 9/21/2022	633,000	623,468

See accompanying notes to financial statements.

144

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 11/20/2025	$550,000	$544,149
3.40%, 5/6/2024 (a)	727,000	751,266
4.40%, 4/24/2020	200,000	218,262
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	1,280,000	1,401,946
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	49,680
Perrigo Co. PLC 4.00%, 11/15/2023	250,000	245,424
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	194,222
3.90%, 12/15/2024 (a)	800,000	770,891
Pfizer, Inc.:
0.90%, 1/15/2017	211,000	210,495
1.10%, 5/15/2017	450,000	449,192
1.50%, 6/15/2018	550,000	545,733
2.10%, 5/15/2019	300,000	299,506
3.00%, 6/15/2023	252,000	254,087
3.40%, 5/15/2024	200,000	204,751
6.05%, 3/30/2017	375,000	397,285
6.20%, 3/15/2019	1,358,000	1,524,265
Pharmacia Corp. 6.50%, 12/1/2018	300,000	336,927
Sanofi:
1.25%, 4/10/2018	441,000	438,791
4.00%, 3/29/2021	854,000	912,212
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	265,000	253,277
Series 2, 3.65%, 11/10/2021	400,000	399,975
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	199,988
Wyeth LLC:
5.45%, 4/1/2017	50,000	52,575
6.45%, 2/1/2024	300,000	367,139
7.25%, 3/1/2023	100,000	124,835
Zoetis, Inc.:
1.88%, 2/1/2018	150,000	148,184
3.25%, 2/1/2023	413,000	394,647
3.45%, 11/13/2020	175,000	174,835
4.50%, 11/13/2025 (a)	800,000	812,762

		46,249,565

PIPELINES — 3.1%
ANR Pipeline Co. 9.63%, 11/1/2021	250,000	323,242
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	260,922
5.75%, 9/15/2019	150,000	149,243
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	140,198
4.15%, 7/1/2023 (a)	375,000	321,818
4.88%, 2/1/2021	465,000	444,294
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018 (b)	500,000	493,349
3.30%, 6/1/2020 (b)	200,000	195,961
4.50%, 6/1/2025 (b)	375,000	347,039
El Paso Natural Gas Co. LLC:
5.95%, 4/15/2017	150,000	152,434
8.63%, 1/15/2022	250,000	271,306

Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	8,641
3.90%, 5/15/2024	225,000	172,050
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	75,000	71,509
5.20%, 3/15/2020	475,000	478,517
9.88%, 3/1/2019	250,000	284,857
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	166,951
4.00%, 10/1/2023	200,000	176,899
5.60%, 4/1/2017	250,000	256,871
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	270,000	256,525
3.60%, 2/1/2023	500,000	414,295
4.05%, 3/15/2025	200,000	164,903
4.15%, 10/1/2020	200,000	183,718
4.65%, 6/1/2021	220,000	203,066
4.75%, 1/15/2026	500,000	428,711
5.20%, 2/1/2022	250,000	229,442
6.70%, 7/1/2018	400,000	416,994
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	260,000	236,778
4.15%, 6/1/2025	410,000	315,466
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	96,573
2.55%, 10/15/2019	200,000	190,905
3.35%, 3/15/2023	250,000	227,758
3.70%, 2/15/2026	100,000	88,845
3.75%, 2/15/2025	404,000	366,640
3.90%, 2/15/2024	100,000	92,880
4.05%, 2/15/2022	150,000	146,215
5.20%, 9/1/2020	350,000	366,931
5.25%, 1/31/2020	100,000	104,658
Series L, 6.30%, 9/15/2017	310,000	325,904
Series N, 6.50%, 1/31/2019	600,000	647,549
Series B, 7.03%, 1/15/2068 (e) (f)	300,000	303,000
EQT Midstream Partners L.P. 4.00%, 8/1/2024	230,000	189,873
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	150,000	139,631
3.45%, 2/15/2023	225,000	187,772
3.50%, 3/1/2021	200,000	179,699
3.50%, 9/1/2023	175,000	145,124
3.95%, 9/1/2022	800,000	695,880
4.15%, 3/1/2022	150,000	133,184
4.25%, 9/1/2024	500,000	424,062
4.30%, 5/1/2024	200,000	169,988
5.00%, 10/1/2021	200,000	188,515
5.30%, 9/15/2020	350,000	342,843
5.95%, 2/15/2018	221,000	226,619
6.00%, 2/1/2017	305,000	311,288
6.50%, 4/1/2020	200,000	204,802
9.00%, 2/1/2019	150,000	162,044
Kinder Morgan, Inc.:
2.00%, 12/1/2017	195,000	187,237
3.05%, 12/1/2019 (a)	303,000	279,156
4.30%, 6/1/2025	25,000	21,575
7.25%, 6/1/2018	100,000	104,191

See accompanying notes to financial statements.

145

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	$330,000	$290,487
4.25%, 2/1/2021	100,000	100,905
6.55%, 7/15/2019	150,000	163,793
MPLX L.P. 4.00%, 2/15/2025	75,000	64,453
ONEOK Partners L.P.:
3.20%, 9/15/2018	425,000	403,942
3.38%, 10/1/2022	700,000	566,079
3.80%, 3/15/2020 (a)	50,000	47,527
4.90%, 3/15/2025 (a)	50,000	42,125
8.63%, 3/1/2019	150,000	164,390
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	150,000	157,855
7.00%, 6/15/2018	300,000	325,789
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	70,491
3.61%, 2/15/2025	75,000	64,783
Plains All American Pipeline L.P. / PAA Finance Corp.:
2.60%, 12/15/2019	125,000	111,649
2.85%, 1/31/2023	100,000	80,903
3.60%, 11/1/2024 (a)	300,000	242,632
3.65%, 6/1/2022	509,000	445,411
3.85%, 10/15/2023	174,000	147,814
5.00%, 2/1/2021 (a)	50,000	47,518
5.75%, 1/15/2020 (a)	250,000	247,335
8.75%, 5/1/2019	425,000	461,774
Regency Energy Partners L.P. / Regency Energy Finance Corp.:
5.00%, 10/1/2022	300,000	268,488
5.88%, 3/1/2022	200,000	189,096
6.50%, 7/15/2021	25,000	25,000
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (b)	250,000	253,786
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	350,000	324,253
Spectra Energy Capital LLC:
3.30%, 3/15/2023	124,000	103,504
6.20%, 4/15/2018	200,000	211,882
8.00%, 10/1/2019	450,000	508,707
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	150,000	146,241
3.50%, 3/15/2025	300,000	267,605
4.75%, 3/15/2024	300,000	296,457
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	257,637
4.25%, 4/1/2024	50,000	43,258
4.40%, 4/1/2021	150,000	145,213
5.95%, 12/1/2025 (a)	150,000	143,222
TC PipeLines L.P. 4.38%, 3/13/2025	350,000	327,232
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	350,000	347,415
1.88%, 1/12/2018 (a)	150,000	148,083
2.50%, 8/1/2022	257,000	236,908
3.75%, 10/16/2023	200,000	197,652

3.80%, 10/1/2020	197,000	200,417
6.50%, 8/15/2018	550,000	599,271
7.13%, 1/15/2019	150,000	167,145
Western Gas Partners L.P.:
2.60%, 8/15/2018	250,000	240,613
3.95%, 6/1/2025	25,000	21,070
4.00%, 7/1/2022	235,000	213,246
5.38%, 6/1/2021	409,000	414,050
Williams Cos, Inc.:
3.70%, 1/15/2023	250,000	167,500
4.55%, 6/24/2024	474,000	319,950
7.88%, 9/1/2021	250,000	225,000
Williams Partners L.P.:
3.35%, 8/15/2022	17,000	13,162
3.60%, 3/15/2022	250,000	198,184
3.90%, 1/15/2025	275,000	205,968
4.00%, 11/15/2021	250,000	206,411
4.00%, 9/15/2025	380,000	283,450
4.13%, 11/15/2020 (a)	150,000	130,472
4.30%, 3/4/2024	495,000	388,461
4.50%, 11/15/2023	450,000	359,810
5.25%, 3/15/2020 (a)	550,000	507,850
Williams Partners L.P. / ACMP Finance Corp.:
4.88%, 3/15/2024	308,000	244,860
6.13%, 7/15/2022	282,000	248,160
Williams Partners L.P. / Williams Partners Finance Corp. 7.25%, 2/1/2017	150,000	156,392

		29,018,076

REAL ESTATE — 0.2%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	349,977
4.13%, 7/1/2024	100,000	99,640
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	130,000	126,384
CBRE Services, Inc. 5.00%, 3/15/2023	125,000	124,613
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,743
Prologis L.P.:
3.35%, 2/1/2021	250,000	252,782
3.75%, 11/1/2025	180,000	178,594
4.25%, 8/15/2023	300,000	314,994

		1,549,727

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	247,197
American Tower Corp.:
2.80%, 6/1/2020	150,000	147,724
3.40%, 2/15/2019	220,000	224,242
3.45%, 9/15/2021	124,000	123,674
3.50%, 1/31/2023	300,000	290,901
4.00%, 6/1/2025	250,000	246,602
4.50%, 1/15/2018	450,000	469,382
4.70%, 3/15/2022	61,000	63,747
5.00%, 2/15/2024 (a)	456,000	483,258

See accompanying notes to financial statements.

146

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.05%, 9/1/2020	$300,000	$323,862
5.90%, 11/1/2021	450,000	500,230
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	195,511
Series GMTN, 3.45%, 6/1/2025	100,000	98,843
Series GMTN, 3.50%, 11/15/2024	50,000	49,713
Series GMTN, 3.50%, 11/15/2025	200,000	198,745
Series GMTN, 3.63%, 10/1/2020	150,000	155,387
Series GMTN, 4.20%, 12/15/2023	200,000	209,727
Series GMTN, 6.10%, 3/15/2020	100,000	112,788
BioMed Realty L.P.:
2.63%, 5/1/2019	151,000	145,258
4.25%, 7/15/2022	250,000	245,439
Boston Properties L.P.:
3.13%, 9/1/2023	350,000	340,181
3.70%, 11/15/2018	200,000	207,234
3.85%, 2/1/2023	400,000	407,821
4.13%, 5/15/2021	248,000	259,709
5.63%, 11/15/2020	150,000	166,737
5.88%, 10/15/2019	350,000	387,314
Brandywine Operating Partnership L.P.:
4.95%, 4/15/2018	200,000	207,936
5.70%, 5/1/2017	125,000	130,407
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	70,000	68,031
3.88%, 8/15/2022	155,000	154,447
Camden Property Trust:
2.95%, 12/15/2022	300,000	288,528
3.50%, 9/15/2024	50,000	48,802
4.63%, 6/15/2021	50,000	53,268
CBL & Associates L.P. 5.25%, 12/1/2023	150,000	143,205
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/2025	50,000	49,146
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	92,468
3.70%, 6/15/2021	150,000	145,658
5.00%, 7/1/2025	200,000	196,654
5.25%, 2/15/2024	300,000	305,305
CubeSmart L.P.:
4.00%, 11/15/2025	150,000	148,473
4.38%, 12/15/2023	100,000	102,965
DDR Corp.:
3.38%, 5/15/2023	250,000	236,336
3.50%, 1/15/2021	100,000	99,448
3.63%, 2/1/2025	165,000	155,202
4.63%, 7/15/2022	225,000	231,803
7.50%, 4/1/2017	100,000	106,517
7.88%, 9/1/2020	25,000	29,847
Digital Delta Holdings LLC 3.40%, 10/1/2020(b)	150,000	149,665
Digital Realty Trust L.P.:
3.63%, 10/1/2022	275,000	264,591
3.95%, 7/1/2022	100,000	98,949
5.25%, 3/15/2021	350,000	377,634
Duke Realty L.P.:
3.88%, 2/15/2021	250,000	255,712
3.88%, 10/15/2022	300,000	299,986

4.38%, 6/15/2022	150,000	154,350
EPR Properties:
4.50%, 4/1/2025	100,000	95,430
5.75%, 8/15/2022	200,000	209,480
Equity Commonwealth 6.25%, 6/15/2017	100,000	104,546
ERP Operating L.P.:
2.38%, 7/1/2019	100,000	99,915
3.00%, 4/15/2023	200,000	195,809
3.38%, 6/1/2025	100,000	98,800
4.63%, 12/15/2021	153,000	165,364
5.75%, 6/15/2017	110,000	116,163
Essex Portfolio L.P.:
3.38%, 1/15/2023	85,000	83,168
3.88%, 5/1/2024	475,000	476,613
5.50%, 3/15/2017	300,000	312,318
Federal Realty Investment Trust:
2.55%, 1/15/2021	150,000	148,943
3.00%, 8/1/2022	100,000	98,669
Government Properties Income Trust 3.75%, 8/15/2019	50,000	50,362
HCP, Inc.:
3.15%, 8/1/2022	100,000	95,424
3.40%, 2/1/2025	182,000	168,544
3.75%, 2/1/2019	300,000	309,364
3.88%, 8/15/2024	399,000	385,600
4.00%, 12/1/2022	750,000	744,360
4.00%, 6/1/2025	250,000	241,870
4.25%, 11/15/2023	200,000	199,651
5.38%, 2/1/2021	250,000	271,858
Series MTN, 6.70%, 1/30/2018	250,000	271,820
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	96,565
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	100,000	98,136
Highwoods Realty L.P.:
3.20%, 6/15/2021	800,000	779,600
3.63%, 1/15/2023	50,000	48,483
Hospitality Properties Trust:
4.65%, 3/15/2024	150,000	147,723
5.00%, 8/15/2022	350,000	360,660
6.70%, 1/15/2018	300,000	317,581
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	220,000	211,690
Series E, 4.00%, 6/15/2025	155,000	148,440
Series C, 4.75%, 3/1/2023	400,000	413,675
Kilroy Realty L.P.:
4.38%, 10/1/2025	100,000	101,546
4.80%, 7/15/2018	250,000	261,262
Kimco Realty Corp.:
3.13%, 6/1/2023	300,000	289,355
3.20%, 5/1/2021	75,000	74,996
3.40%, 11/1/2022	150,000	148,584
5.70%, 5/1/2017	250,000	261,994
6.88%, 10/1/2019	100,000	114,403
Liberty Property L.P.:
4.13%, 6/15/2022	125,000	126,363
4.40%, 2/15/2024	200,000	202,984

See accompanying notes to financial statements.

147

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.75%, 10/1/2020	$200,000	$212,459
Mack-Cali Realty L.P.:
2.50%, 12/15/2017	400,000	397,487
3.15%, 5/15/2023	100,000	85,496
4.50%, 4/18/2022	100,000	96,401
7.75%, 8/15/2019	350,000	392,566
Mid-America Apartments L.P.:
4.00%, 11/15/2025	300,000	296,953
4.30%, 10/15/2023	125,000	127,617
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	100,139
3.90%, 6/15/2024	150,000	148,658
4.00%, 11/15/2025	330,000	325,323
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (b)	250,000	254,306
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	150,000	150,240
Realty Income Corp.:
2.00%, 1/31/2018	100,000	99,849
3.25%, 10/15/2022	150,000	145,311
3.88%, 7/15/2024	350,000	343,735
6.75%, 8/15/2019	400,000	454,040
Regency Centers L.P.:
3.75%, 6/15/2024	21,000	20,886
5.88%, 6/15/2017	113,000	118,862
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	47,314
Select Income REIT:
2.85%, 2/1/2018	50,000	49,905
3.60%, 2/1/2020	300,000	301,661
4.50%, 2/1/2025	150,000	139,629
Senior Housing Properties Trust:
3.25%, 5/1/2019	225,000	223,934
4.75%, 5/1/2024	150,000	147,003
Simon Property Group L.P.:
2.15%, 9/15/2017	634,000	639,617
2.50%, 9/1/2020	150,000	150,183
2.75%, 2/1/2023	150,000	145,790
2.80%, 1/30/2017	109,000	110,363
3.38%, 3/15/2022	162,000	165,951
3.38%, 10/1/2024	223,000	224,630
3.50%, 9/1/2025 (a)	205,000	207,535
3.75%, 2/1/2024	215,000	222,750
4.13%, 12/1/2021	175,000	185,937
4.38%, 3/1/2021	150,000	161,851
5.65%, 2/1/2020	450,000	503,254
10.35%, 4/1/2019	300,000	367,652
Tanger Properties L.P.:
3.75%, 12/1/2024	50,000	48,975
3.88%, 12/1/2023	150,000	148,979
6.13%, 6/1/2020	300,000	337,833
UDR, Inc.:
Series MTN, 3.75%, 7/1/2024	25,000	24,954
Series MTN, 4.00%, 10/1/2025 (a)	150,000	151,467
Series MTN, 4.25%, 6/1/2018	250,000	260,646
Series 0001, 4.63%, 1/10/2022	50,000	53,254
Ventas Realty L.P. 3.50%, 2/1/2025	100,000	95,517

Ventas Realty L.P. / Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	248,738
2.70%, 4/1/2020	225,000	220,991
3.25%, 8/15/2022	3,000	2,908
4.25%, 3/1/2022	325,000	334,495
4.75%, 6/1/2021	500,000	531,731
Vornado Realty L.P. 5.00%, 1/15/2022	450,000	479,146
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	98,383
Weingarten Realty Investors:
3.38%, 10/15/2022	250,000	243,752
3.85%, 6/1/2025	50,000	48,552
Welltower, Inc.:
2.25%, 3/15/2018	250,000	249,598
4.00%, 6/1/2025	100,000	98,411
4.13%, 4/1/2019	150,000	156,470
4.50%, 1/15/2024	100,000	102,475
4.95%, 1/15/2021	350,000	373,791
5.25%, 1/15/2022	200,000	216,833
6.13%, 4/15/2020	150,000	168,080
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	260,165
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	190,085
4.60%, 4/1/2024	100,000	100,159

		33,056,345

RETAIL — 3.1%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022 (a)	100,000	102,171
5.75%, 5/1/2020	150,000	161,263
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	49,884
4.50%, 10/1/2025	45,000	44,836
5.50%, 2/1/2020	300,000	324,409
6.75%, 4/15/2018	300,000	326,956
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	149,721
2.50%, 4/15/2021	80,000	78,438
3.25%, 4/15/2025	235,000	227,180
3.70%, 4/15/2022	50,000	51,016
7.13%, 8/1/2018	200,000	224,200
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	200,000	192,493
Best Buy Co., Inc. 5.00%, 8/1/2018	200,000	207,048
Brinker International, Inc. 3.88%, 5/15/2023	100,000	95,956
Coach, Inc. 4.25%, 4/1/2025	125,000	117,008
Costco Wholesale Corp.:
1.13%, 12/15/2017	50,000	49,781
1.70%, 12/15/2019 (a)	153,000	150,857
1.75%, 2/15/2020	420,000	413,394
2.25%, 2/15/2022	150,000	146,827
5.50%, 3/15/2017 (a)	500,000	526,067

See accompanying notes to financial statements.

148

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CVS Health Corp.:
1.90%, 7/20/2018	$250,000	$249,538
2.25%, 12/5/2018	339,000	339,983
2.25%, 8/12/2019	200,000	198,961
2.75%, 12/1/2022	127,000	122,514
2.80%, 7/20/2020	720,000	723,300
3.38%, 8/12/2024	525,000	519,154
3.50%, 7/20/2022	500,000	508,143
3.88%, 7/20/2025	900,000	916,174
4.00%, 12/5/2023	450,000	467,941
4.13%, 5/15/2021	250,000	264,475
4.75%, 5/18/2020	300,000	323,073
5.75%, 6/1/2017	317,000	335,524
Dollar General Corp.:
3.25%, 4/15/2023	275,000	262,849
4.13%, 7/15/2017	425,000	436,124
4.15%, 11/1/2025	125,000	123,544
Gap, Inc. 5.95%, 4/12/2021 (a)	340,000	353,431
Home Depot, Inc.:
2.00%, 6/15/2019	651,000	655,232
2.25%, 9/10/2018 (a)	244,000	248,698
2.70%, 4/1/2023	250,000	248,434
3.35%, 9/15/2025	110,000	112,550
3.75%, 2/15/2024	303,000	321,545
3.95%, 9/15/2020	250,000	268,465
4.40%, 4/1/2021	300,000	328,844
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	200,000	201,488
4.25%, 7/17/2025 (a)	250,000	241,877
4.75%, 12/15/2023	200,000	204,201
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	259,000	260,368
3.12%, 4/15/2022 (a)	202,000	205,842
3.13%, 9/15/2024	100,000	100,216
3.38%, 9/15/2025 (a)	120,000	121,645
3.88%, 9/15/2023 (a)	150,000	158,960
4.63%, 4/15/2020	125,000	135,481
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	257,431
3.45%, 1/15/2021 (a)	250,000	247,699
3.63%, 6/1/2024 (a)	70,000	64,469
3.88%, 1/15/2022	243,000	238,496
4.38%, 9/1/2023 (a)	90,000	88,838
6.65%, 7/15/2024	70,000	79,111
7.45%, 7/15/2017	50,000	53,727
McDonald’s Corp.:
Series MTN, 2.10%, 12/7/2018	440,000	440,067
Series MTN, 2.20%, 5/26/2020	250,000	244,835
Series MTN, 2.63%, 1/15/2022	264,000	256,775
2.75%, 12/9/2020	235,000	235,208
Series MTN, 3.25%, 6/10/2024 (a)	186,000	182,949
Series MTN, 3.38%, 5/26/2025 (a)	250,000	244,064
Series MTN, 3.50%, 7/15/2020	55,000	56,629
Series MTN, 3.63%, 5/20/2021	50,000	51,416
Series MTN, 5.00%, 2/1/2019	200,000	215,977
Series MTN, 5.30%, 3/15/2017	190,000	198,281
Series MTN, 5.35%, 3/1/2018	290,000	310,527
Series GMTN, 5.80%, 10/15/2017	150,000	160,340

Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	156,817
4.75%, 5/1/2020 (a)	200,000	217,247
6.25%, 1/15/2018	350,000	380,492
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	73,806
4.63%, 9/15/2021	100,000	105,692
QVC, Inc.:
4.38%, 3/15/2023	300,000	283,096
4.45%, 2/15/2025	25,000	22,974
4.85%, 4/1/2024	300,000	285,353
5.13%, 7/2/2022	300,000	299,989
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	97,409
Staples, Inc. 4.38%, 1/12/2023	300,000	285,989
Starbucks Corp.:
2.00%, 12/5/2018	250,000	250,176
2.70%, 6/15/2022	150,000	149,681
3.85%, 10/1/2023 (a)	251,000	266,521
Target Corp.:
2.30%, 6/26/2019	300,000	304,023
2.90%, 1/15/2022	530,000	537,474
3.50%, 7/1/2024	8,000	8,295
3.88%, 7/15/2020 (a)	50,000	53,486
5.38%, 5/1/2017	253,000	266,988
6.00%, 1/15/2018	560,000	610,715
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	95,907
2.75%, 6/15/2021	200,000	201,470
6.95%, 4/15/2019	150,000	172,219
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018 (a)	150,000	149,163
1.95%, 12/15/2018	100,000	101,080
2.55%, 4/11/2023	453,000	446,295
3.25%, 10/25/2020 (a)	200,000	210,475
3.30%, 4/22/2024 (a)	605,000	622,906
3.63%, 7/8/2020	400,000	427,765
4.13%, 2/1/2019 (a)	100,000	107,252
4.25%, 4/15/2021	330,000	362,372
5.38%, 4/5/2017	50,000	52,713
5.80%, 2/15/2018	1,555,000	1,698,424
6.75%, 10/15/2023	100,000	124,253
Walgreen Co.:
3.10%, 9/15/2022	348,000	335,173
5.25%, 1/15/2019	63,000	67,370
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/2017	500,000	496,497
2.70%, 11/18/2019 (a)	475,000	469,799
3.30%, 11/18/2021	75,000	73,229
3.80%, 11/18/2024	700,000	678,101

		28,773,604

SAVINGS & LOANS — 0.0% (d)
People’s United Financial, Inc. 3.65%, 12/6/2022	159,000	157,310

SEMICONDUCTORS — 1.2%
Altera Corp.:
1.75%, 5/15/2017	175,000	175,396

See accompanying notes to financial statements.

149

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 11/15/2018	$100,000	$100,873
4.10%, 11/15/2023	250,000	258,916
Analog Devices, Inc.:
2.88%, 6/1/2023	300,000	288,302
3.90%, 12/15/2025 (a)	210,000	212,449
Applied Materials, Inc.:
2.63%, 10/1/2020	150,000	149,362
4.30%, 6/15/2021	251,000	267,559
Broadcom Corp.:
2.50%, 8/15/2022	150,000	146,622
2.70%, 11/1/2018	150,000	150,713
3.50%, 8/1/2024	150,000	147,529
Intel Corp.:
1.35%, 12/15/2017	917,000	917,313
2.45%, 7/29/2020	550,000	554,742
2.70%, 12/15/2022	359,000	355,047
3.10%, 7/29/2022	180,000	182,939
3.30%, 10/1/2021	931,000	961,518
3.70%, 7/29/2025 (a)	541,000	559,768
KLA-Tencor Corp.:
4.13%, 11/1/2021	421,000	420,428
4.65%, 11/1/2024	200,000	200,620
Lam Research Corp.:
2.75%, 3/15/2020	100,000	97,353
3.80%, 3/15/2025	100,000	94,220
Maxim Integrated Products, Inc.:
2.50%, 11/15/2018	150,000	149,279
3.38%, 3/15/2023	100,000	98,732
QUALCOMM, Inc.:
1.40%, 5/18/2018	540,000	534,060
2.25%, 5/20/2020 (a)	301,000	298,129
3.00%, 5/20/2022	811,000	797,717
3.45%, 5/20/2025 (a)	955,000	912,350
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (b)	250,000	249,795
Texas Instruments, Inc.:
0.88%, 3/12/2017	486,000	484,804
1.65%, 8/3/2019	254,000	250,062
1.75%, 5/1/2020	350,000	342,092
2.25%, 5/1/2023 (a)	450,000	427,761
Xilinx, Inc.:
2.13%, 3/15/2019 (a)	152,000	150,250
3.00%, 3/15/2021 (a)	180,000	179,131

		11,115,831

SOFTWARE — 2.1%
Adobe Systems, Inc.:
3.25%, 2/1/2025 (a)	265,000	257,749
4.75%, 2/1/2020	25,000	26,938
Autodesk, Inc. 4.38%, 6/15/2025	300,000	295,415
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	102,784
CA, Inc.:
2.88%, 8/15/2018	150,000	150,565
3.60%, 8/1/2020	100,000	100,826
4.50%, 8/15/2023	350,000	357,585
CDK Global, Inc. 4.50%, 10/15/2024	135,000	133,298

Dun & Bradstreet Corp.:
3.25%, 12/1/2017	250,000	251,699
4.00%, 6/15/2020 (a)	100,000	100,797
4.38%, 12/1/2022 (a)	230,000	223,957
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	110,000	108,122
2.85%, 10/15/2018	185,000	185,369
3.50%, 4/15/2023	306,000	290,518
3.63%, 10/15/2020	620,000	627,343
4.50%, 10/15/2022	140,000	142,680
5.00%, 3/15/2022	555,000	574,115
5.00%, 10/15/2025	400,000	410,506
Fiserv, Inc.:
2.70%, 6/1/2020	400,000	395,873
3.50%, 10/1/2022	250,000	248,865
3.85%, 6/1/2025	100,000	99,875
4.63%, 10/1/2020	150,000	159,544
4.75%, 6/15/2021	40,000	42,872
Intuit, Inc. 5.75%, 3/15/2017	150,000	157,155
McGraw Hill Financial, Inc. 2.50%, 8/15/2018	75,000	75,332
Microsoft Corp.:
0.88%, 11/15/2017	10,000	9,962
1.00%, 5/1/2018	250,000	247,857
1.30%, 11/3/2018	285,000	283,858
1.85%, 2/12/2020 (a)	101,000	100,798
2.00%, 11/3/2020	1,356,000	1,352,843
2.13%, 11/15/2022	300,000	289,505
2.38%, 2/12/2022	500,000	495,740
2.38%, 5/1/2023	150,000	146,327
2.65%, 11/3/2022	750,000	749,238
2.70%, 2/12/2025 (a)	660,000	644,009
3.00%, 10/1/2020	503,000	523,342
3.13%, 11/3/2025	500,000	502,861
3.63%, 12/15/2023	475,000	501,808
4.00%, 2/8/2021 (a)	300,000	325,917
4.20%, 6/1/2019	385,000	415,075
Oracle Corp.:
1.20%, 10/15/2017	827,000	825,070
2.25%, 10/8/2019	1,407,000	1,417,110
2.38%, 1/15/2019	606,000	614,269
2.50%, 5/15/2022	600,000	587,281
2.50%, 10/15/2022	650,000	631,887
2.80%, 7/8/2021	400,000	402,026
2.95%, 5/15/2025	800,000	778,471
3.40%, 7/8/2024	625,000	632,866
3.63%, 7/15/2023	153,000	158,511
3.88%, 7/15/2020	100,000	106,437
5.00%, 7/8/2019	650,000	712,454
5.75%, 4/15/2018	450,000	490,153

		19,465,457

TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
3.13%, 7/16/2022	625,000	614,784
5.00%, 10/16/2019	150,000	161,784
5.00%, 3/30/2020	450,000	489,731

See accompanying notes to financial statements.

150

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.63%, 11/15/2017	$200,000	$212,939
AT&T, Inc.:
1.40%, 12/1/2017	500,000	496,413
1.60%, 2/15/2017	300,000	300,724
1.70%, 6/1/2017	250,000	250,235
2.30%, 3/11/2019	365,000	364,430
2.38%, 11/27/2018	400,000	402,244
2.45%, 6/30/2020	950,000	934,045
2.63%, 12/1/2022 (a)	591,000	559,967
3.00%, 2/15/2022	527,000	516,692
3.00%, 6/30/2022	700,000	680,768
3.40%, 5/15/2025	1,140,000	1,090,758
3.88%, 8/15/2021	350,000	361,138
3.90%, 3/11/2024 (a)	223,000	227,343
4.45%, 5/15/2021	1,225,000	1,303,068
5.50%, 2/1/2018	1,248,000	1,337,351
5.60%, 5/15/2018	150,000	162,176
5.80%, 2/15/2019	550,000	605,902
British Telecommunications PLC:
1.25%, 2/14/2017	250,000	249,081
2.35%, 2/14/2019	415,000	413,749
5.95%, 1/15/2018	100,000	107,697
CC Holdings GS V LLC / Crown Castle GS III Corp.:
2.38%, 12/15/2017	150,000	150,138
3.85%, 4/15/2023	124,000	121,471
Cisco Systems, Inc.:
1.10%, 3/3/2017	473,000	473,097
1.65%, 6/15/2018 (a)	550,000	550,996
2.13%, 3/1/2019	875,000	880,999
2.45%, 6/15/2020 (a)	250,000	251,678
2.90%, 3/4/2021	55,000	56,167
3.00%, 6/15/2022	150,000	152,594
3.15%, 3/14/2017	150,000	153,695
3.50%, 6/15/2025 (a)	105,000	108,195
3.63%, 3/4/2024	553,000	578,052
4.45%, 1/15/2020	916,000	993,360
4.95%, 2/15/2019	625,000	682,497
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	350,000	391,644
6.75%, 8/20/2018	300,000	334,563
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	99,382
4.35%, 6/15/2025	30,000	29,193
4.50%, 3/15/2024	325,000	323,753
4.60%, 3/15/2021	100,000	102,550
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	560,241
3.50%, 3/1/2023	275,000	238,680
3.75%, 5/15/2022 (a)	250,000	227,672
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	198,536
Orange SA:
2.75%, 2/6/2019	150,000	151,778
4.13%, 9/14/2021	200,000	211,163
5.38%, 7/8/2019 (a)	400,000	438,504
Qwest Corp.:
6.50%, 6/1/2017	350,000	366,625

6.75%, 12/1/2021	650,000	679,250
Rogers Communications, Inc.:
3.63%, 12/15/2025	100,000	98,593
4.10%, 10/1/2023	755,000	782,343
6.80%, 8/15/2018	480,000	534,977
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	258,000	263,053
Telefonica Emisiones SAU:
3.19%, 4/27/2018	300,000	305,504
4.57%, 4/27/2023	250,000	262,752
5.13%, 4/27/2020	280,000	305,221
5.46%, 2/16/2021	400,000	447,443
5.88%, 7/15/2019	300,000	330,886
6.22%, 7/3/2017	250,000	265,258
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	164,326
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	148,295
1.35%, 6/9/2017	550,000	547,956
2.45%, 11/1/2022 (a)	350,000	331,808
2.55%, 6/17/2019	750,000	756,186
2.63%, 2/21/2020	1,150,000	1,153,324
3.00%, 11/1/2021	310,000	309,161
3.45%, 3/15/2021	200,000	204,782
3.50%, 11/1/2021	850,000	865,690
3.50%, 11/1/2024 (a)	450,000	442,400
3.65%, 9/14/2018	800,000	834,020
4.15%, 3/15/2024	375,000	386,125
4.50%, 9/15/2020	1,063,000	1,139,661
4.60%, 4/1/2021	650,000	698,490
5.15%, 9/15/2023	2,500,000	2,739,977
5.50%, 2/15/2018	200,000	215,013
6.10%, 4/15/2018	100,000	109,303
6.35%, 4/1/2019	450,000	505,226
Vodafone Group PLC:
1.25%, 9/26/2017	400,000	396,036
1.50%, 2/19/2018	151,000	149,416
1.63%, 3/20/2017	300,000	299,611
2.50%, 9/26/2022	250,000	232,595
2.95%, 2/19/2023 (a)	380,000	358,250
4.38%, 3/16/2021 (a)	100,000	105,835
4.63%, 7/15/2018 (a)	350,000	370,181
5.45%, 6/10/2019	100,000	109,321
5.63%, 2/27/2017	675,000	705,871

		39,224,381

TEXTILES — 0.1%
Cintas Corp. No 2:
4.30%, 6/1/2021	250,000	264,585
6.13%, 12/1/2017	100,000	107,713
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	150,219

		522,517

TOBACCO — 0.3%
Reynolds American, Inc.:
2.30%, 8/21/2017 (a)	180,000	181,352
3.25%, 11/1/2022	650,000	640,348
4.45%, 6/12/2025	105,000	109,878
6.88%, 5/1/2020	600,000	688,512

See accompanying notes to financial statements.

151

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

8.13%, 6/23/2019	$700,000	$820,147

		2,440,237

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	100,000	97,576
Mattel, Inc.:
2.35%, 5/6/2019	400,000	396,167
3.15%, 3/15/2023 (a)	150,000	141,849
4.35%, 10/1/2020	75,000	78,096

		713,688

TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	196,607
3.05%, 3/15/2022	209,000	209,048
3.05%, 9/1/2022	111,000	110,363
3.40%, 9/1/2024	300,000	299,194
3.45%, 9/15/2021	200,000	203,482
3.60%, 9/1/2020	75,000	77,633
3.65%, 9/1/2025	200,000	202,777
3.75%, 4/1/2024 (a)	253,000	259,053
4.10%, 6/1/2021	100,000	104,739
4.70%, 10/1/2019	100,000	108,009
5.65%, 5/1/2017	300,000	316,031
5.75%, 3/15/2018	200,000	215,311
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	96,183
2.85%, 12/15/2021	50,000	49,862
2.95%, 11/21/2024	125,000	123,305
5.55%, 3/1/2019	251,000	275,925
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	150,000	159,564
6.50%, 5/15/2018	300,000	327,647
CSX Corp.:
3.35%, 11/1/2025	600,000	583,485
3.40%, 8/1/2024 (a)	200,000	198,002
3.70%, 10/30/2020	100,000	103,842
3.70%, 11/1/2023	94,000	95,898
6.25%, 3/15/2018	300,000	326,519
7.38%, 2/1/2019	205,000	234,141

FedEx Corp.:
2.30%, 2/1/2020	250,000	249,992
2.63%, 8/1/2022	139,000	135,128
2.70%, 4/15/2023	100,000	96,481
3.20%, 2/1/2025 (a)	250,000	243,334
4.00%, 1/15/2024	145,000	151,014
8.00%, 1/15/2019	150,000	173,993
JB Hunt Transport Services, Inc.:
2.40%, 3/15/2019	50,000	49,769
3.30%, 8/15/2022	200,000	198,044
3.85%, 3/15/2024 (a)	150,000	151,995
Kansas City Southern 2.35%, 5/15/2020 (b)	250,000	241,364
Norfolk Southern Corp.:
2.90%, 2/15/2023	200,000	192,334
3.00%, 4/1/2022	205,000	201,368
3.25%, 12/1/2021	450,000	447,582
5.59%, 5/17/2025	100,000	113,367
5.75%, 4/1/2018	200,000	215,612
5.90%, 6/15/2019	250,000	277,964

Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	150,000	147,749
Series MTN, 2.45%, 11/15/2018	150,000	148,868
Series MTN, 2.45%, 9/3/2019	250,000	244,391
Series MTN, 2.50%, 5/11/2020	150,000	145,751
Series MTN, 2.55%, 6/1/2019	150,000	148,059
Series MTN, 2.65%, 3/2/2020	100,000	97,674
Series MTN, 2.88%, 9/1/2020	250,000	245,426
Union Pacific Corp.:
1.80%, 2/1/2020	200,000	196,118
2.25%, 2/15/2019	450,000	453,377
2.75%, 4/15/2023	150,000	147,987
2.95%, 1/15/2023	200,000	200,668
3.25%, 8/15/2025	100,000	101,245
3.65%, 2/15/2024	231,000	240,807
3.75%, 3/15/2024	150,000	157,305
4.16%, 7/15/2022 (a)	302,000	325,128
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	123,540
United Parcel Service, Inc.:
2.45%, 10/1/2022	192,000	189,571
3.13%, 1/15/2021	400,000	413,674
5.13%, 4/1/2019	403,000	443,755
5.50%, 1/15/2018	300,000	324,483

		12,511,537

TRUCKING & LEASING — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	148,609
2.38%, 7/30/2018	232,000	229,991
2.60%, 3/30/2020	175,000	169,971
3.25%, 3/30/2025	100,000	93,320
4.85%, 6/1/2021	175,000	183,647

		825,538

WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	328,000	327,332
3.85%, 3/1/2024	150,000	155,434

		482,766

TOTAL CORPORATE BONDS & NOTES (Cost $935,538,984)		923,672,909

	Shares

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (g) (h)	3,335,254	3,335,254
State Street Navigator Securities Lending Prime Portfolio (h) (i)	21,691,183	21,691,183

TOTAL SHORT-TERM INVESTMENTS (j) (Cost $25,026,437)		25,026,437

TOTAL INVESTMENTS — 101.7% (k) (Cost $960,565,421)		948,699,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(16,124,259)

NET ASSETS — 100.0%		$932,575,087

See accompanying notes to financial statements.

152

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 2.6% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	All or a portion of the shares of (this or these) held as collateral for (deriv. type) purchased by the Fund.
(f)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(g)	The rate shown is the annualized seven-day yield at December 31, 2015.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	Investment of cash collateral for securities loaned
(j)	Value is determined based on Level 1 inputs (Note 2).
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

153

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$35,000	$33,078
5.63%, 11/15/2043	60,000	60,887

		93,965

AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.50%, 3/1/2045	20,000	18,127
6.63%, 2/15/2038	110,000	147,218
6.88%, 3/15/2039	85,000	117,395
General Dynamics Corp. 3.60%, 11/15/2042	35,000	32,326
Harris Corp.:
4.85%, 4/27/2035	85,000	83,261
6.15%, 12/15/2040	35,000	38,934
Lockheed Martin Corp.:
3.55%, 1/15/2026	250,000	250,486
3.60%, 3/1/2035	75,000	67,552
3.80%, 3/1/2045	170,000	150,516
4.07%, 12/15/2042	45,000	41,663
4.50%, 5/15/2036	40,000	40,419
4.70%, 5/15/2046	66,000	67,606
4.85%, 9/15/2041	145,000	149,977
Series B, 6.15%, 9/1/2036	95,000	114,212
Northrop Grumman Corp.:
4.75%, 6/1/2043	220,000	225,450
5.05%, 11/15/2040	75,000	79,276
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	35,000	46,369
Raytheon Co.:
4.20%, 12/15/2044	20,000	20,099
4.70%, 12/15/2041	125,000	133,789
7.20%, 8/15/2027	35,000	46,306
Rockwell Collins, Inc. 4.80%, 12/15/2043	75,000	80,126
United Technologies Corp.:
4.15%, 5/15/2045	75,000	71,684
4.50%, 6/1/2042	237,000	238,821
5.40%, 5/1/2035	75,000	83,546
5.70%, 4/15/2040	255,000	297,405
6.05%, 6/1/2036	145,000	173,285
6.13%, 7/15/2038	130,000	158,255
7.50%, 9/15/2029	100,000	135,173

		3,109,276

AGRICULTURE — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	110,000	100,650
4.50%, 5/2/2043	75,000	71,043
5.38%, 1/31/2044	212,000	227,263
9.95%, 11/10/2038	149,000	239,604
10.20%, 2/6/2039	23,000	37,689
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	130,000	123,694
4.54%, 3/26/2042	35,000	35,894
Philip Morris International, Inc.:
3.88%, 8/21/2042	180,000	164,987
4.13%, 3/4/2043	110,000	104,389
4.38%, 11/15/2041 (a)	75,000	74,479

4.50%, 3/20/2042	145,000	145,658
4.88%, 11/15/2043	103,000	109,095
6.38%, 5/16/2038	145,000	182,370
Reynolds American, Inc.:
5.70%, 8/15/2035	75,000	81,897
5.85%, 8/15/2045	85,000	94,057
6.15%, 9/15/2043	220,000	249,069

		2,041,838

AIRLINES — 0.4%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	183,656	181,819
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	88,180	85,094
Hawaiian Airlines 2013-1 Class A Pass Through Certificates Series A, 3.90%, 1/15/2026	149,447	145,711
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	97,028	98,483
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	75,000	75,000
United Airlines 2015-1 Class AA Pass Through Trust 3.45%, 6/1/2029	25,000	24,938
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	90,462	90,914

		701,959

APPAREL — 0.1%
NIKE, Inc.:
3.63%, 5/1/2043	35,000	32,444
3.88%, 11/1/2045	100,000	96,644
VF Corp. 6.45%, 11/1/2037	75,000	95,807

		224,895

AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	152,000	219,626
Ford Motor Co.:
4.75%, 1/15/2043	190,000	178,443
6.63%, 10/1/2028	110,000	125,844
7.40%, 11/1/2046	100,000	125,057
7.45%, 7/16/2031	215,000	266,918
General Motors Co.:
5.00%, 4/1/2035	190,000	178,360
6.25%, 10/2/2043	220,000	232,921

		1,327,169

AUTO PARTS & EQUIPMENT — 0.1%
Johnson Controls, Inc.:
4.95%, 7/2/2064	61,000	49,964
5.25%, 12/1/2041	35,000	32,127
5.70%, 3/1/2041	35,000	34,219
6.00%, 1/15/2036	110,000	114,985

		231,295

See accompanying notes to financial statements.

154

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

BANKS — 10.2%
Bank of America Corp.:
Series MTN, 4.25%, 10/22/2026	$373,000	$368,345
Series L, 4.75%, 4/21/2045	55,000	52,975
Series MTN, 4.88%, 4/1/2044	275,000	284,214
Series MTN, 5.00%, 1/21/2044	200,000	208,017
Series MTN, 5.88%, 2/7/2042	140,000	162,947
6.75%, 6/1/2028	100,000	118,846
7.75%, 5/14/2038	220,000	296,514
Bank of America NA 6.00%, 10/15/2036	250,000	299,513
Bank One Corp.:
7.63%, 10/15/2026	75,000	93,206
8.00%, 4/29/2027	200,000	256,914
Barclays PLC 5.25%, 8/17/2045	250,000	254,911
Branch Banking & Trust Co. 3.80%, 10/30/2026	200,000	203,076
Citigroup, Inc.:
4.45%, 9/29/2027	330,000	328,021
4.65%, 7/30/2045	110,000	111,415
4.95%, 11/7/2043	75,000	78,851
5.30%, 5/6/2044 (a)	153,000	158,956
5.88%, 2/22/2033	110,000	120,718
5.88%, 1/30/2042 (a)	180,000	207,424
6.00%, 10/31/2033	110,000	122,593
6.13%, 8/25/2036	157,000	179,132
6.63%, 1/15/2028	75,000	91,445
6.63%, 6/15/2032	100,000	117,829
6.68%, 9/13/2043	145,000	178,167
8.13%, 7/15/2039	290,000	415,077
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
5.25%, 8/4/2045	250,000	262,776
5.75%, 12/1/2043	250,000	279,257
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (b)	250,000	247,098
Discover Bank/Greenwood 4.25%, 3/13/2026	100,000	100,195
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	141,187
Goldman Sachs Capital I 6.35%, 2/15/2034	180,000	210,514
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	255,000	252,972
Series MTN, 4.80%, 7/8/2044	405,000	400,649
5.95%, 1/15/2027	175,000	194,855
6.13%, 2/15/2033	150,000	176,108
6.25%, 2/1/2041	425,000	507,993
6.45%, 5/1/2036	200,000	224,380
6.75%, 10/1/2037	617,000	719,273
HSBC Bank USA NA 5.63%, 8/15/2035	150,000	169,304
HSBC Holdings PLC:
5.25%, 3/14/2044	200,000	207,809
6.10%, 1/14/2042 (a)	110,000	138,412
6.50%, 5/2/2036	300,000	356,149
6.50%, 9/15/2037	295,000	352,293

6.80%, 6/1/2038	150,000	184,513
7.63%, 5/17/2032	145,000	183,996
JPMorgan Chase & Co.:
4.13%, 12/15/2026	145,000	144,357
4.25%, 10/1/2027	130,000	129,686
4.85%, 2/1/2044 (a)	125,000	132,966
4.95%, 6/1/2045	125,000	124,610
5.40%, 1/6/2042	180,000	202,598
5.50%, 10/15/2040	122,000	138,718
5.60%, 7/15/2041	180,000	207,770
5.63%, 8/16/2043	335,000	365,087
6.40%, 5/15/2038	245,000	309,396
Morgan Stanley:
3.95%, 4/23/2027	180,000	174,306
4.30%, 1/27/2045	325,000	309,944
Series GMTN, 4.35%, 9/8/2026	220,000	220,442
Series MTN, 6.25%, 8/9/2026	50,000	58,577
6.38%, 7/24/2042	320,000	394,090
7.25%, 4/1/2032	110,000	143,542
Regions Bank 6.45%, 6/26/2037	150,000	175,813
Wachovia Corp.:
5.50%, 8/1/2035	41,000	45,334
7.50%, 4/15/2035	50,000	65,203
7.57%, 8/1/2026 (c)	100,000	127,346
Wells Fargo & Co.:
3.90%, 5/1/2045	90,000	82,760
4.10%, 6/3/2026	175,000	176,094
Series GMTN, 4.30%, 7/22/2027	185,000	188,107
4.65%, 11/4/2044	300,000	290,715
Series GMTN, 4.90%, 11/17/2045	235,000	236,090
5.38%, 2/7/2035	75,000	85,533
5.38%, 11/2/2043	150,000	160,989
5.61%, 1/15/2044	310,000	343,669
Wells Fargo Bank NA:
5.85%, 2/1/2037	250,000	296,779
5.95%, 8/26/2036	185,000	221,658
6.60%, 1/15/2038	300,000	388,985
Wells Fargo Capital 5.95%, 12/1/2086	75,000	75,715

		16,035,718

BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC:
5.95%, 1/15/2033	145,000	159,440
6.45%, 9/1/2037	75,000	87,417
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044 (a)	140,000	139,014
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	172,000	149,008
6.38%, 1/15/2040	140,000	167,413
8.00%, 11/15/2039	75,000	105,219
8.20%, 1/15/2039	55,000	78,239
Brown-Forman Corp.:
3.75%, 1/15/2043	65,000	59,123
4.50%, 7/15/2045	90,000	93,119
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	150,000	157,461

See accompanying notes to financial statements.

155

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Diageo Capital PLC:
3.88%, 4/29/2043 (a)	$75,000	$70,015
5.88%, 9/30/2036	75,000	88,582
Diageo Investment Corp. 7.45%, 4/15/2035	75,000	99,585
Dr Pepper Snapple Group, Inc. 4.50%, 11/15/2045	90,000	87,968
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	100,000	89,092
Molson Coors Brewing Co. 5.00%, 5/1/2042	180,000	173,854
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	200,000	268,394
PepsiAmericas, Inc. 5.50%, 5/15/2035	75,000	87,396
PepsiCo, Inc.:
4.00%, 3/5/2042	50,000	48,418
4.25%, 10/22/2044	60,000	59,504
4.45%, 4/14/2046	100,000	103,012
4.88%, 11/1/2040	110,000	117,839
5.50%, 1/15/2040	110,000	127,478

		2,616,590

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	145,000	134,409
4.95%, 10/1/2041	145,000	143,530
5.15%, 11/15/2041	130,000	132,026
5.38%, 5/15/2043	165,000	174,840
5.65%, 6/15/2042	145,000	157,502
5.75%, 3/15/2040	110,000	120,028
6.38%, 6/1/2037	125,000	145,795
6.40%, 2/1/2039	75,000	87,909
6.90%, 6/1/2038	110,000	135,922
Biogen, Inc. 5.20%, 9/15/2045	165,000	165,728
Celgene Corp.:
4.63%, 5/15/2044	75,000	71,083
5.00%, 8/15/2045	175,000	176,331
5.25%, 8/15/2043	35,000	35,666
Gilead Sciences, Inc.:
3.65%, 3/1/2026	255,000	256,571
4.50%, 2/1/2045	185,000	180,881
4.60%, 9/1/2035	100,000	101,657
4.75%, 3/1/2046	310,000	314,946
4.80%, 4/1/2044	55,000	55,673
5.65%, 12/1/2041	180,000	204,621

		2,795,118

CHEMICALS — 2.3%
Agrium, Inc.:
4.13%, 3/15/2035	85,000	71,957
4.90%, 6/1/2043	75,000	67,975
5.25%, 1/15/2045	25,000	23,683
6.13%, 1/15/2041	90,000	94,772
Albemarle Corp. 5.45%, 12/1/2044	75,000	71,135
CF Industries, Inc.:
4.95%, 6/1/2043	165,000	134,800

5.15%, 3/15/2034	130,000	114,312
Dow Chemical Co.:
4.38%, 11/15/2042	110,000	96,358
4.63%, 10/1/2044 (a)	110,000	99,546
7.38%, 11/1/2029	145,000	180,308
9.40%, 5/15/2039	100,000	144,068
Eastman Chemical Co. 4.65%, 10/15/2044	175,000	155,457
Ecolab, Inc. 5.50%, 12/8/2041	130,000	139,977
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043 (a)	75,000	64,393
4.90%, 1/15/2041	75,000	70,667
5.60%, 12/15/2036	75,000	77,152
Lubrizol Corp. 6.50%, 10/1/2034	140,000	174,787
LYB International Finance B.V.:
4.88%, 3/15/2044	143,000	130,828
5.25%, 7/15/2043	119,000	114,475
LyondellBasell Industries NV 4.63%, 2/26/2055	90,000	73,469
Methanex Corp. 5.65%, 12/1/2044	75,000	58,913
Monsanto Co.:
3.60%, 7/15/2042	27,000	19,378
3.95%, 4/15/2045	75,000	57,992
4.20%, 7/15/2034	100,000	86,368
4.65%, 11/15/2043	110,000	93,689
4.70%, 7/15/2064	75,000	57,156
5.88%, 4/15/2038	75,000	75,504
Mosaic Co.:
5.45%, 11/15/2033	55,000	53,648
5.63%, 11/15/2043	113,000	109,215
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	110,000	119,099
PPG Industries, Inc. 5.50%, 11/15/2040	95,000	102,850
Praxair, Inc.:
3.20%, 1/30/2026	75,000	74,899
3.55%, 11/7/2042	75,000	66,089
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	192,102
RPM International, Inc. 5.25%, 6/1/2045	75,000	71,025
Sherwin-Williams Co. 4.00%, 12/15/2042	105,000	99,517
Valspar Corp.:
3.95%, 1/15/2026	75,000	74,841
4.40%, 2/1/2045	80,000	71,332

		3,583,736

COMMERCIAL SERVICES — 1.1%
Board of Trustees of The Leland Stanford Junior University 3.46%, 5/1/2047	110,000	102,796
California Institute of Technology 4.32%, 8/1/2045	85,000	87,607
Catholic Health Initiatives 4.35%, 11/1/2042	145,000	133,979

See accompanying notes to financial statements.

156

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Cleveland Clinic Foundation 4.86%, 1/1/2114	$50,000	$47,924
Equifax, Inc. 7.00%, 7/1/2037	75,000	81,885
George Washington University 4.87%, 9/15/2045	110,000	117,142
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	75,000	74,485
Massachusetts Institute of Technology:
3.96%, 7/1/2038	65,000	67,285
4.68%, 7/1/2114	75,000	75,931
5.60%, 7/1/2111	75,000	90,706
McGraw Hill Financial, Inc. 6.55%, 11/15/2037	75,000	85,775
Metropolitan Museum of Art Series 2015, 3.40%, 7/1/2045	90,000	81,130
Northwestern University:
3.69%, 12/1/2038	75,000	74,112
3.87%, 12/1/2048	75,000	73,627
President and Fellows of Harvard College 3.62%, 10/1/2037	33,000	32,504
Princeton University 5.70%, 3/1/2039	75,000	97,919
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	60,000	56,030
Verisk Analytics, Inc. 5.50%, 6/15/2045	75,000	71,635
Western Union Co. 6.20%, 11/17/2036	110,000	106,005
William Marsh Rice University 3.57%, 5/15/2045	150,000	142,535

		1,701,012

CONSTRUCTION MATERIALS — 0.0%(d)
Owens Corning 7.00%, 12/1/2036	66,000	73,212

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	110,000	115,246

DIVERSIFIED FINANCIAL SERVICES — 2.8%
American Express Co. 4.05%, 12/3/2042	110,000	104,457
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	124,673
Charles Schwab Corp. 3.45%, 2/13/2026	70,000	70,436
CME Group, Inc. 5.30%, 9/15/2043	110,000	125,225
Credit Suisse USA, Inc. 7.13%, 7/15/2032	130,000	166,487
GE Capital International Funding Co. 4.42%, 11/15/2035 (b)	1,795,000	1,835,041
General Electric Capital Corp.:
Series MTN, 5.88%, 1/14/2038	175,000	214,562
Series GMTN, 6.15%, 8/7/2037	157,000	198,106
Series A, 6.75%, 3/15/2032	267,000	348,656
Series GMTN, 6.88%, 1/10/2039	219,000	299,315
Invesco Finance PLC 5.38%, 11/30/2043	110,000	118,424

Jefferies Group LLC:
6.25%, 1/15/2036	75,000	69,593
6.45%, 6/8/2027	75,000	76,666
Legg Mason, Inc. 5.63%, 1/15/2044	55,000	55,425
National Rural Utilities Cooperative Finance Corp. Series C, 8.00%, 3/1/2032	110,000	150,472
Visa, Inc.:
4.15%, 12/14/2035	160,000	161,705
4.30%, 12/14/2045	350,000	355,875

		4,475,118

ELECTRIC — 11.8%
Alabama Power Co.:
3.75%, 3/1/2045	75,000	67,371
4.10%, 1/15/2042	75,000	71,308
4.15%, 8/15/2044	85,000	81,289
Series 11-C, 5.20%, 6/1/2041	75,000	81,463
6.00%, 3/1/2039	75,000	89,261
6.13%, 5/15/2038	125,000	149,097
Ameren Corp. 3.65%, 2/15/2026	50,000	49,684
Ameren Illinois Co.:
4.15%, 3/15/2046	50,000	49,072
4.80%, 12/15/2043	75,000	80,376
Appalachian Power Co.:
4.40%, 5/15/2044	75,000	71,265
Series L, 5.80%, 10/1/2035	35,000	38,625
6.38%, 4/1/2036	75,000	87,084
Series P, 6.70%, 8/15/2037	75,000	89,828
7.00%, 4/1/2038	115,000	142,618
Arizona Public Service Co. 4.50%, 4/1/2042 (a)	180,000	183,584
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045	90,000	86,195
5.15%, 11/15/2043	50,000	52,491
6.13%, 4/1/2036	145,000	168,249
6.50%, 9/15/2037	95,000	114,876
8.48%, 9/15/2028	200,000	278,139
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	71,000	73,050
Cleco Power LLC 6.00%, 12/1/2040	75,000	83,661
CMS Energy Corp.:
4.70%, 3/31/2043	19,000	18,854
4.88%, 3/1/2044	75,000	76,198
Commonwealth Edison Co.:
3.70%, 3/1/2045	35,000	31,527
3.80%, 10/1/2042	75,000	69,070
4.60%, 8/15/2043	55,000	56,553
4.70%, 1/15/2044	75,000	78,940
5.90%, 3/15/2036	100,000	119,634
Connecticut Light & Power Co.:
4.30%, 4/15/2044	75,000	75,117
6.35%, 6/1/2036	35,000	43,912
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	140,000	129,645

See accompanying notes to financial statements.

157

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series 12-A, 4.20%, 3/15/2042	$55,000	$51,507
4.45%, 3/15/2044	90,000	89,994
4.50%, 12/1/2045	50,000	50,241
Series 09-C, 5.50%, 12/1/2039	130,000	147,471
Series 06-E, 5.70%, 12/1/2036	95,000	107,559
5.70%, 6/15/2040	35,000	40,503
Series 06-B, 6.20%, 6/15/2036	75,000	89,458
Series 08-B, 6.75%, 4/1/2038	55,000	70,721
Consumers Energy Co.:
4.10%, 11/15/2045	35,000	34,582
4.35%, 8/31/2064	75,000	71,087
Delmarva Power & Light Co. 4.00%, 6/1/2042	35,000	32,981
Dominion Resources, Inc.:
Series C, 4.05%, 9/15/2042	35,000	30,499
4.70%, 12/1/2044	75,000	71,908
Series C, 4.90%, 8/1/2041	50,000	49,139
Series F, 5.25%, 8/1/2033	136,000	141,235
Series B, 5.95%, 6/15/2035	110,000	123,341
DTE Electric Co.:
3.70%, 3/15/2045	75,000	68,249
3.95%, 6/15/2042	55,000	52,225
4.30%, 7/1/2044	55,000	55,090
5.70%, 10/1/2037	110,000	129,537
DTE Energy Co. 6.38%, 4/15/2033	35,000	42,256
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	50,000	45,823
4.00%, 9/30/2042	130,000	124,028
4.25%, 12/15/2041	100,000	99,375
5.30%, 2/15/2040	75,000	85,088
Series A, 6.00%, 12/1/2028	115,000	137,049
6.00%, 1/15/2038	50,000	60,812
6.05%, 4/15/2038	110,000	134,004
6.45%, 10/15/2032	75,000	90,902
Duke Energy Corp. 4.80%, 12/15/2045	50,000	50,469
Duke Energy Florida LLC:
6.35%, 9/15/2037	75,000	94,090
6.40%, 6/15/2038	115,000	145,677
Duke Energy Indiana, Inc.:
6.35%, 8/15/2038	145,000	179,965
6.45%, 4/1/2039	130,000	164,763
Duke Energy Progress LLC:
4.10%, 5/15/2042	110,000	106,208
4.10%, 3/15/2043	75,000	72,721
4.15%, 12/1/2044	85,000	83,036
4.20%, 8/15/2045	110,000	108,343
4.38%, 3/30/2044	60,000	60,721
El Paso Electric Co. 6.00%, 5/15/2035	25,000	28,346
Entergy Arkansas, Inc. 4.95%, 12/15/2044	35,000	34,597
Entergy Louisiana LLC 4.95%, 1/15/2045	35,000	34,076
Entergy Texas, Inc. 5.15%, 6/1/2045	75,000	71,506
Exelon Corp.:
4.95%, 6/15/2035 (b)	140,000	139,649

5.10%, 6/15/2045 (b)	105,000	105,472
5.63%, 6/15/2035	145,000	153,949
Exelon Generation Co. LLC 5.60%, 6/15/2042	150,000	139,836
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	75,000	72,266
Florida Power & Light Co.:
4.05%, 10/1/2044	75,000	73,867
4.13%, 2/1/2042	110,000	109,561
5.25%, 2/1/2041	145,000	162,927
5.69%, 3/1/2040	85,000	101,637
5.95%, 2/1/2038	90,000	111,181
Georgia Power Co.:
4.30%, 3/15/2043	145,000	131,588
Series 10-C, 4.75%, 9/1/2040	130,000	125,951
5.40%, 6/1/2040	35,000	36,605
5.95%, 2/1/2039	100,000	111,159
Iberdrola International B.V. 6.75%, 7/15/2036	75,000	91,508
Idaho Power Co. 3.65%, 3/1/2045	75,000	66,142
Indiana Michigan Power Co. 6.05%, 3/15/2037	35,000	39,324
Interstate Power & Light Co. 6.25%, 7/15/2039	35,000	44,013
Jersey Central Power & Light Co. 6.15%, 6/1/2037	75,000	79,910
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	953	1,023
Kansas City Power & Light Co.:
5.30%, 10/1/2041	85,000	90,915
Series B, 6.05%, 11/15/2035	35,000	41,208
Kentucky Utilities Co. 5.13%, 11/1/2040	235,000	263,297
Louisville Gas & Electric Co.:
Series _, 4.38%, 10/1/2045	60,000	60,541
4.65%, 11/15/2043	75,000	78,330
MidAmerican Energy Co.:
4.25%, 5/1/2046	75,000	74,488
4.80%, 9/15/2043	195,000	208,579
5.75%, 11/1/2035	75,000	87,534
6.75%, 12/30/2031	75,000	95,894
Nevada Power Co.:
5.38%, 9/15/2040	55,000	60,582
5.45%, 5/15/2041	145,000	161,070
Series N, 6.65%, 4/1/2036	50,000	62,491
NiSource Finance Corp.:
4.80%, 2/15/2044	35,000	35,158
5.65%, 2/1/2045	110,000	125,389
5.95%, 6/15/2041	145,000	165,189
Northern States Power Co.:
3.40%, 8/15/2042	170,000	149,065
4.00%, 8/15/2045	35,000	33,876
4.13%, 5/15/2044	50,000	49,461
5.35%, 11/1/2039	35,000	40,444
6.25%, 6/1/2036	45,000	56,701
NorthWestern Corp. 4.18%, 11/15/2044	75,000	73,833

See accompanying notes to financial statements.

158

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

NSTAR Electric Co. 5.50%, 3/15/2040	$75,000	$86,960
Oglethorpe Power Corp.:
4.55%, 6/1/2044	130,000	122,675
5.38%, 11/1/2040	45,000	47,250
5.95%, 11/1/2039	35,000	39,230
Ohio Edison Co.:
6.88%, 7/15/2036	35,000	42,245
8.25%, 10/15/2038	75,000	106,353
Ohio Power Co. Series G, 6.60%, 2/15/2033	72,000	87,009
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	110,000	99,986
4.55%, 3/15/2044	75,000	76,303
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	35,000	29,890
5.25%, 9/30/2040	35,000	36,898
5.30%, 6/1/2042	110,000	117,761
7.25%, 1/15/2033	75,000	94,000
7.50%, 9/1/2038	90,000	120,001
Pacific Gas & Electric Co.:
4.25%, 3/15/2046	75,000	73,007
4.30%, 3/15/2045	50,000	48,938
4.45%, 4/15/2042	115,000	114,816
4.60%, 6/15/2043	90,000	91,820
4.75%, 2/15/2044	100,000	103,925
5.13%, 11/15/2043	145,000	156,301
5.40%, 1/15/2040	110,000	122,374
5.80%, 3/1/2037	110,000	127,402
6.05%, 3/1/2034	145,000	173,284
6.25%, 3/1/2039	75,000	90,695
6.35%, 2/15/2038	145,000	176,542
PacifiCorp:
6.00%, 1/15/2039	145,000	175,992
6.10%, 8/1/2036	35,000	42,357
6.25%, 10/15/2037	145,000	179,528
PECO Energy Co.:
4.15%, 10/1/2044	35,000	34,306
5.95%, 10/1/2036	75,000	91,285
Potomac Electric Power Co.:
4.15%, 3/15/2043	110,000	106,164
7.90%, 12/15/2038	75,000	108,893
PPL Capital Funding, Inc. 4.70%, 6/1/2043	75,000	74,767
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	40,000	45,154
6.25%, 5/15/2039	35,000	44,392
Progress Energy, Inc. 7.75%, 3/1/2031	65,000	84,492
Public Service Co. of Colorado:
3.60%, 9/15/2042	145,000	131,756
4.30%, 3/15/2044	75,000	76,217
Series 17, 6.25%, 9/1/2037	75,000	95,228
Public Service Electric & Gas Co.:
Series MTN, 3.95%, 5/1/2042	255,000	244,496
Series I, 4.00%, 6/1/2044	35,000	33,731
Series MTN, 4.15%, 11/1/2045	110,000	108,695
5.50%, 3/1/2040	50,000	59,043
5.80%, 5/1/2037	75,000	90,365

Puget Sound Energy, Inc.:
4.30%, 5/20/2045	75,000	75,617
5.48%, 6/1/2035	55,000	62,720
5.64%, 4/15/2041	35,000	41,675
5.76%, 10/1/2039	75,000	88,785
5.80%, 3/15/2040	40,000	48,121
6.27%, 3/15/2037	35,000	43,480
7.02%, 12/1/2027	75,000	97,502
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	75,000	71,827
4.30%, 4/1/2042	55,000	55,511
4.50%, 8/15/2040	75,000	77,842
6.00%, 6/1/2026	154,000	188,481
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	75,000	71,399
4.50%, 6/1/2064	75,000	68,818
4.60%, 6/15/2043	195,000	192,005
5.30%, 5/15/2033	35,000	37,472
5.45%, 2/1/2041	35,000	38,261
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,326	6,542
Southern California Edison Co.:
Series C, 3.60%, 2/1/2045	75,000	67,089
3.90%, 12/1/2041	45,000	42,069
Series 13-A, 3.90%, 3/15/2043	35,000	33,034
4.50%, 9/1/2040	165,000	168,172
4.65%, 10/1/2043	115,000	121,607
Series 05-E, 5.35%, 7/15/2035	100,000	113,496
Series 05-B, 5.55%, 1/15/2036	35,000	40,733
Series 06-E, 5.55%, 1/15/2037	35,000	40,380
Series 04-G, 5.75%, 4/1/2035	35,000	41,494
6.00%, 1/15/2034	75,000	90,991
6.65%, 4/1/2029	145,000	181,216
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	75,000	64,234
Southwestern Public Service Co. 6.00%, 10/1/2036	75,000	87,607
Tampa Electric Co.:
4.20%, 5/15/2045	75,000	72,537
4.35%, 5/15/2044	35,000	34,604
6.55%, 5/15/2036	35,000	44,284
Toledo Edison Co. 6.15%, 5/15/2037	8,000	8,951
TransAlta Corp. 6.50%, 3/15/2040	75,000	59,566
Union Electric Co. 8.45%, 3/15/2039	75,000	114,470
Virginia Electric & Power Co.:
4.00%, 1/15/2043	145,000	139,204
Series B, 4.20%, 5/15/2045	50,000	49,584
4.45%, 2/15/2044	110,000	113,188
Series D, 4.65%, 8/15/2043	145,000	153,313
Series A, 6.00%, 5/15/2037	64,000	78,697
8.88%, 11/15/2038	75,000	117,578
Westar Energy, Inc.:
4.10%, 4/1/2043	35,000	34,322
4.13%, 3/1/2042	75,000	73,874

See accompanying notes to financial statements.

159

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Wisconsin Electric Power Co.:
3.65%, 12/15/2042	$35,000	$31,806
4.25%, 6/1/2044	155,000	154,995
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	90,000	87,473
6.38%, 8/15/2037	35,000	44,463
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	85,000	77,533
4.75%, 11/1/2044	35,000	37,755
Xcel Energy, Inc. 4.80%, 9/15/2041	35,000	35,151

		18,494,885

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	35,000	41,232
6.13%, 4/15/2039	85,000	104,097

		145,329

ELECTRONICS — 0.4%
Corning, Inc.:
4.75%, 3/15/2042	110,000	104,918
5.75%, 8/15/2040	55,000	59,410
7.25%, 8/15/2036	35,000	40,425
Honeywell International, Inc.:
Series 30, 5.38%, 3/1/2041	75,000	87,702
5.70%, 3/15/2036	75,000	88,963
5.70%, 3/15/2037	75,000	89,390
Koninklijke Philips NV:
5.00%, 3/15/2042	60,000	57,298
6.88%, 3/11/2038	100,000	115,096

		643,202

ENGINEERING & CONSTRUCTION — 0.0%(d)
ABB Finance USA, Inc. 4.38%, 5/8/2042	45,000	44,684

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
5.70%, 5/15/2041	110,000	123,246
6.20%, 3/1/2040	110,000	129,074
Waste Management, Inc.:
3.90%, 3/1/2035	235,000	219,590
4.10%, 3/1/2045	20,000	18,584
6.13%, 11/30/2039	50,000	59,922

		550,416

FOOD — 2.0%
Ahold Finance USA LLC 6.88%, 5/1/2029	75,000	89,568
Campbell Soup Co. 3.80%, 8/2/2042	43,000	37,042
ConAgra Foods, Inc.:
4.65%, 1/25/2043	110,000	97,758
7.00%, 10/1/2028	35,000	41,190
7.13%, 10/1/2026	35,000	40,883
8.25%, 9/15/2030	95,000	126,920
Delhaize America LLC 9.00%, 4/15/2031	35,000	44,505
Delhaize Group 5.70%, 10/1/2040	110,000	111,157

General Mills, Inc.:
4.15%, 2/15/2043	35,000	32,469
5.40%, 6/15/2040	110,000	119,938
JM Smucker Co.:
4.25%, 3/15/2035	145,000	141,823
4.38%, 3/15/2045	55,000	53,105
Kellogg Co. Series B, 7.45%, 4/1/2031	149,000	184,882
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	330,000	332,890
6.50%, 2/9/2040	180,000	205,972
6.88%, 1/26/2039	150,000	177,425
Kraft Heinz Foods Co.:
5.00%, 7/15/2035 (b)	90,000	92,001
5.20%, 7/15/2045 (b)	60,000	62,107
Kroger Co.:
5.40%, 7/15/2040	110,000	117,393
6.90%, 4/15/2038	35,000	43,708
7.50%, 4/1/2031	155,000	197,530
Mondelez International, Inc. 6.50%, 2/9/2040	155,000	186,856
Sysco Corp.:
4.85%, 10/1/2045	60,000	61,903
6.63%, 3/17/2039	75,000	90,451
Tyson Foods, Inc.:
4.88%, 8/15/2034	100,000	102,113
5.15%, 8/15/2044	35,000	36,655
Unilever Capital Corp. 5.90%, 11/15/2032	190,000	241,549

		3,069,793

FOREST PRODUCTS & PAPER — 0.5%
Domtar Corp. 6.75%, 2/15/2044	35,000	33,636
Georgia-Pacific LLC:
7.75%, 11/15/2029	75,000	96,987
8.88%, 5/15/2031	100,000	140,278
International Paper Co.:
3.80%, 1/15/2026 (a)	75,000	73,734
4.80%, 6/15/2044	114,000	103,497
6.00%, 11/15/2041	75,000	77,787
7.30%, 11/15/2039	90,000	101,996
8.70%, 6/15/2038	145,000	187,139

		815,054

GAS — 0.7%
AGL Capital Corp.:
4.40%, 6/1/2043	40,000	36,886
5.88%, 3/15/2041	125,000	139,075
6.00%, 10/1/2034	35,000	39,133
Atmos Energy Corp.:
4.13%, 10/15/2044	85,000	80,272
5.50%, 6/15/2041	35,000	39,533
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	100,000	111,633
6.63%, 11/1/2037	75,000	89,175
Dominion Gas Holdings LLC:
4.60%, 12/15/2044	50,000	46,451
4.80%, 11/1/2043	103,000	97,402

See accompanying notes to financial statements.

160

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

KeySpan Corp. 5.80%, 4/1/2035	$125,000	$136,978
ONE Gas, Inc. 4.66%, 2/1/2044	95,000	97,811
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	50,000	48,596
4.65%, 8/1/2043	20,000	20,721
Sempra Energy 6.00%, 10/15/2039	110,000	124,035
Southern California Gas Co. 3.75%, 9/15/2042	35,000	32,484

		1,140,185

HAND & MACHINE TOOLS — 0.0% (d)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	37,805

HEALTH CARE PRODUCTS — 1.4%
Becton Dickinson and Co.:
4.69%, 12/15/2044	75,000	75,766
4.88%, 5/15/2044	75,000	75,624
6.00%, 5/15/2039	75,000	84,928
Boston Scientific Corp. 7.38%, 1/15/2040	111,000	135,669
Covidien International Finance SA 6.55%, 10/15/2037	110,000	138,427
Danaher Corp. 4.38%, 9/15/2045	65,000	67,011
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	93,079
4.38%, 3/15/2035	180,000	181,742
4.50%, 3/15/2042	75,000	75,566
4.63%, 3/15/2044	145,000	148,541
4.63%, 3/15/2045	435,000	447,347
5.55%, 3/15/2040	110,000	125,679
St Jude Medical, Inc. 4.75%, 4/15/2043	130,000	126,691
Stryker Corp. 4.10%, 4/1/2043	100,000	93,451
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	42,000	44,723
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	85,000	79,404
4.45%, 8/15/2045	95,000	87,377
5.75%, 11/30/2039	75,000	79,331

		2,160,356

HEALTH CARE SERVICES — 2.5%
Aetna, Inc.:
4.13%, 11/15/2042	75,000	69,316
4.50%, 5/15/2042	65,000	63,814
6.63%, 6/15/2036	75,000	89,205
6.75%, 12/15/2037	145,000	182,192
Anthem, Inc.:
4.63%, 5/15/2042	110,000	104,450
4.65%, 1/15/2043	150,000	142,899
4.65%, 8/15/2044	110,000	104,649
5.85%, 1/15/2036	145,000	154,397
5.95%, 12/15/2034	10,000	10,897
6.38%, 6/15/2037	160,000	187,111

Ascension Health 4.85%, 11/15/2053	75,000	80,014
Baylor Scott & White Holdings 4.19%, 11/15/2045	115,000	108,714
Cigna Corp.:
5.38%, 2/15/2042	75,000	82,254
5.88%, 3/15/2041	75,000	85,170
7.88%, 5/15/2027	75,000	98,153
Dignity Health 5.27%, 11/1/2064	45,000	46,593
Humana, Inc.:
4.63%, 12/1/2042	77,000	72,533
4.95%, 10/1/2044	110,000	109,656
Kaiser Foundation Hospitals 4.88%, 4/1/2042	35,000	36,620
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	165,000	149,939
Mayo Clinic Series 2013, 4.00%, 11/15/2047	75,000	70,336
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	158,000	148,727
New York and Presbyterian Hospital 4.02%, 8/1/2045	145,000	136,710
NYU Hospitals Center 4.78%, 7/1/2044	115,000	116,146
Ochsner Clinic Foundation 5.90%, 5/15/2045	75,000	81,342
Quest Diagnostics, Inc. 4.70%, 3/30/2045	110,000	99,932
Texas Health Resources 4.33%, 11/15/2055	65,000	62,173
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	91,921
4.25%, 3/15/2043 (a)	110,000	106,206
4.38%, 3/15/2042	145,000	141,781
4.63%, 7/15/2035	50,000	51,998
4.63%, 11/15/2041	75,000	76,178
4.75%, 7/15/2045	150,000	157,607
5.70%, 10/15/2040	75,000	87,350
5.80%, 3/15/2036	35,000	40,891
5.95%, 2/15/2041	75,000	90,198
6.50%, 6/15/2037	145,000	181,854
6.63%, 11/15/2037	75,000	95,557
6.88%, 2/15/2038	140,000	183,445

		3,998,928

HOLDING COMPANIES-DIVERS — 0.0% (d)
Leucadia National Corp. 6.63%, 10/23/2043	20,000	16,344

HOME FURNISHINGS — 0.0% (d)
Whirlpool Corp. 5.15%, 3/1/2043	35,000	34,049

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	75,000	75,386
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	75,000	74,445
6.00%, 5/15/2037	35,000	42,049

See accompanying notes to financial statements.

161

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Procter & Gamble Co.:
5.50%, 2/1/2034	$75,000	$88,102
5.55%, 3/5/2037	110,000	132,600
5.80%, 8/15/2034	75,000	91,489

		504,071

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	125,000	114,876
6.63%, 8/1/2037	75,000	98,098

		212,974

INSURANCE — 4.6%
ACE INA Holdings, Inc.:
3.35%, 5/3/2026	100,000	99,602
4.15%, 3/13/2043	110,000	106,165
4.35%, 11/3/2045	95,000	96,259
6.70%, 5/15/2036	35,000	45,531
Aflac, Inc. 6.45%, 8/15/2040	110,000	134,765
Alleghany Corp. 4.90%, 9/15/2044	90,000	84,840
Allstate Corp.:
4.50%, 6/15/2043	150,000	152,614
5.35%, 6/1/2033	35,000	39,288
5.55%, 5/9/2035	130,000	149,890
American International Group, Inc.:
3.88%, 1/15/2035	145,000	127,718
4.38%, 1/15/2055	100,000	86,717
4.50%, 7/16/2044	75,000	69,330
4.70%, 7/10/2035	100,000	97,872
4.80%, 7/10/2045	75,000	72,809
6.25%, 5/1/2036	225,000	255,333
8.18%, 5/15/2068 (e)	150,000	196,875
Aon Corp. 8.21%, 1/1/2027	100,000	124,875
Aon PLC:
4.45%, 5/24/2043	75,000	69,724
4.75%, 5/15/2045	110,000	107,943
Arch Capital Group US, Inc. 5.14%, 11/1/2043	145,000	145,932
Assurant, Inc. 6.75%, 2/15/2034	35,000	40,549
AXA SA 8.60%, 12/15/2030	85,000	116,025
AXIS Specialty Finance PLC 5.15%, 4/1/2045	35,000	34,787
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	110,000	107,059
4.40%, 5/15/2042	100,000	98,612
5.75%, 1/15/2040	35,000	40,986
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	20,000	20,093
Chubb Corp. 6.00%, 5/11/2037	185,000	225,127
Cincinnati Financial Corp. 6.92%, 5/15/2028	75,000	93,077
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	35,000	40,297

Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	75,000	71,428
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	100,000	93,586
5.95%, 10/15/2036	75,000	86,583
6.63%, 3/30/2040	35,000	43,107
Lincoln National Corp.:
6.30%, 10/9/2037	110,000	128,507
7.00%, 6/15/2040	75,000	93,925
Loews Corp. 4.13%, 5/15/2043	100,000	89,912
Markel Corp. 5.00%, 3/30/2043	23,000	22,930
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	35,000	34,923
5.88%, 8/1/2033	35,000	40,477
MetLife, Inc.:
4.13%, 8/13/2042	100,000	93,622
4.60%, 5/13/2046	100,000	100,973
4.72%, 12/15/2044	125,000	127,541
4.88%, 11/13/2043	100,000	103,648
5.70%, 6/15/2035	75,000	86,160
5.88%, 2/6/2041	200,000	235,393
6.40%, 12/15/2066	175,000	191,187
6.50%, 12/15/2032	50,000	61,636
10.75%, 8/1/2069	115,000	179,400
Principal Financial Group, Inc.:
4.63%, 9/15/2042	35,000	33,876
6.05%, 10/15/2036	110,000	126,841
Progressive Corp.:
4.35%, 4/25/2044	75,000	75,361
6.25%, 12/1/2032	130,000	158,652
Protective Life Corp. 8.45%, 10/15/2039	65,000	84,828
Prudential Financial, Inc.:
4.60%, 5/15/2044	145,000	144,082
5.10%, 8/15/2043	75,000	77,368
Series C, 5.40%, 6/13/2035	35,000	37,913
5.63%, 5/12/2041	90,000	99,131
5.70%, 12/14/2036	90,000	101,395
Series B, 5.75%, 7/15/2033	55,000	61,916
6.63%, 12/1/2037	145,000	178,593
6.63%, 6/21/2040	35,000	43,321
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	25,000	31,130
Travelers Cos., Inc.:
4.30%, 8/25/2045	75,000	75,121
4.60%, 8/1/2043	113,000	118,067
6.25%, 6/15/2037	205,000	257,639
Travelers Property Casualty Corp. 6.38%, 3/15/2033	35,000	43,423
Unum Group 5.75%, 8/15/2042	35,000	38,183
Validus Holdings, Ltd. 8.88%, 1/26/2040	75,000	94,676
Voya Financial, Inc. 5.70%, 7/15/2043	75,000	85,252
WR Berkley Corp. 4.75%, 8/1/2044	110,000	105,513

See accompanying notes to financial statements.

162

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

XLIT, Ltd.:
5.50%, 3/31/2045	$100,000	$93,919
6.25%, 5/15/2027	75,000	87,338

		7,219,170

INTERNET — 0.4%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (a)	100,000	95,101
Amazon.com, Inc.:
4.80%, 12/5/2034	50,000	52,505
4.95%, 12/5/2044	290,000	308,388
eBay, Inc. 4.00%, 7/15/2042	145,000	111,974
Expedia, Inc. 5.00%, 2/15/2026 (b)	50,000	48,996

		616,964

IRON/STEEL — 0.5%
Nucor Corp.:
5.20%, 8/1/2043	101,000	93,095
6.40%, 12/1/2037	75,000	78,909
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (a)	305,000	214,262
6.88%, 11/10/2039	220,000	153,450
8.25%, 1/17/2034	110,000	88,412
Vale SA 5.63%, 9/11/2042 (a)	225,000	151,594

		779,722

IT SERVICES — 1.2%
Apple, Inc.:
3.45%, 2/9/2045	140,000	120,135
3.85%, 5/4/2043	425,000	393,112
4.38%, 5/13/2045	235,000	236,346
4.45%, 5/6/2044	155,000	157,249
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (b)	145,000	139,395
6.35%, 10/15/2045 (b)	195,000	185,733
HP, Inc. 6.00%, 9/15/2041	150,000	129,506
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	125,000	117,411
5.60%, 11/30/2039	172,000	198,976
5.88%, 11/29/2032	75,000	90,709
6.22%, 8/1/2027	35,000	43,338
6.50%, 1/15/2028	35,000	44,351
Seagate HDD Cayman 5.75%, 12/1/2034 (b)	75,000	52,875

		1,909,136

LEISURE TIME — 0.0% (d)
Harley-Davidson, Inc. 4.63%, 7/28/2045	75,000	73,283

LODGING — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 4.50%, 10/1/2034	110,000	98,170

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	166,000	148,382

4.30%, 5/15/2044 (a)	75,000	72,257
4.75%, 5/15/2064	20,000	19,091
5.20%, 5/27/2041	100,000	107,831
5.30%, 9/15/2035	75,000	81,647
6.05%, 8/15/2036	75,000	88,163

		517,371

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (a)	69,000	70,625
Deere & Co.:
3.90%, 6/9/2042 (a)	145,000	138,091
5.38%, 10/16/2029	35,000	40,482
7.13%, 3/3/2031	75,000	97,541

		346,739

MEDIA — 6.6%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	65,000	62,437
4.95%, 10/15/2045 (b)	40,000	39,567
5.40%, 10/1/2043	75,000	78,314
6.15%, 3/1/2037	175,000	196,169
6.15%, 2/15/2041	180,000	202,722
6.20%, 12/15/2034	140,000	158,935
6.40%, 12/15/2035	160,000	185,849
6.55%, 3/15/2033	110,000	129,229
6.65%, 11/15/2037	140,000	162,887
6.90%, 8/15/2039	75,000	88,563
7.75%, 12/1/2045	55,000	71,675
CBS Corp.:
4.00%, 1/15/2026 (a)	75,000	73,146
4.60%, 1/15/2045	75,000	64,876
4.85%, 7/1/2042	75,000	67,566
5.50%, 5/15/2033	100,000	98,129
5.90%, 10/15/2040	75,000	76,752
7.88%, 7/30/2030	90,000	113,584
CCO Safari II LLC:
6.38%, 10/23/2035 (b)	250,000	251,463
6.48%, 10/23/2045 (b)	330,000	331,428
6.83%, 10/23/2055 (b)	45,000	44,352
Comcast Corp.:
4.20%, 8/15/2034	73,000	71,884
4.25%, 1/15/2033	50,000	49,520
4.40%, 8/15/2035	100,000	100,899
4.50%, 1/15/2043 (a)	75,000	74,650
4.65%, 7/15/2042	188,000	192,045
4.75%, 3/1/2044	115,000	119,183
5.65%, 6/15/2035	75,000	86,632
6.40%, 5/15/2038	250,000	310,023
6.40%, 3/1/2040	110,000	137,200
6.45%, 3/15/2037	230,000	285,421
6.50%, 11/15/2035	75,000	93,991
6.55%, 7/1/2039	100,000	126,484
6.95%, 8/15/2037	300,000	392,461
7.05%, 3/15/2033	75,000	96,777
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	110,000	103,086
6.00%, 8/15/2040	180,000	184,182
6.38%, 3/1/2041	180,000	192,598

See accompanying notes to financial statements.

163

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Discovery Communications LLC 4.88%, 4/1/2043	$255,000	$210,802
Grupo Televisa SAB:
5.00%, 5/13/2045	250,000	213,222
6.63%, 1/15/2040	115,000	120,030
Historic TW, Inc. 6.63%, 5/15/2029	180,000	211,629
McGraw-Hill Financial, Inc. 4.40%, 2/15/2026	35,000	35,715
NBCUniversal Media LLC:
4.45%, 1/15/2043	110,000	108,634
5.95%, 4/1/2041	275,000	329,157
6.40%, 4/30/2040	225,000	278,196
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	94,655
Thomson Reuters Corp.:
5.65%, 11/23/2043	75,000	74,786
5.85%, 4/15/2040	110,000	114,062
Time Warner Cable, Inc.:
4.50%, 9/15/2042	145,000	116,051
5.50%, 9/1/2041	150,000	135,871
5.88%, 11/15/2040	160,000	151,691
6.55%, 5/1/2037	50,000	50,453
6.75%, 6/15/2039	220,000	225,492
7.30%, 7/1/2038	180,000	193,997
Time Warner Cos., Inc. 6.95%, 1/15/2028	145,000	174,796
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	180,000	212,483
Time Warner, Inc.:
3.88%, 1/15/2026	100,000	98,836
4.65%, 6/1/2044	110,000	101,679
4.85%, 7/15/2045	50,000	47,516
4.90%, 6/15/2042	130,000	124,605
5.35%, 12/15/2043	110,000	111,924
6.20%, 3/15/2040	100,000	110,437
6.25%, 3/29/2041	115,000	127,694
6.50%, 11/15/2036	90,000	103,656
7.63%, 4/15/2031	300,000	373,502
7.70%, 5/1/2032	95,000	119,702
Viacom, Inc.:
4.38%, 3/15/2043	262,000	188,233
4.85%, 12/15/2034	100,000	81,974
4.88%, 6/15/2043	35,000	27,500
5.25%, 4/1/2044	75,000	61,283
5.85%, 9/1/2043	75,000	65,574
6.88%, 4/30/2036	145,000	143,495
Walt Disney Co.:
Series E, 4.13%, 12/1/2041	35,000	35,082
4.13%, 6/1/2044	142,000	142,826
4.38%, 8/16/2041	35,000	36,573
Series B, 7.00%, 3/1/2032	110,000	151,894

		10,420,386

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.:
3.90%, 1/15/2043	110,000	102,671
4.38%, 6/15/2045	75,000	75,060
Valmont Industries, Inc.:
5.00%, 10/1/2044	35,000	29,311

5.25%, 10/1/2054	35,000	28,746

		235,788

MINING — 1.3%
Barrick Gold Corp. 5.25%, 4/1/2042	75,000	49,993
Barrick North America Finance LLC:
5.70%, 5/30/2041	95,000	62,392
5.75%, 5/1/2043	75,000	54,319
7.50%, 9/15/2038	190,000	151,593
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	200,000	160,439
5.00%, 9/30/2043	165,000	149,620
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	75,000	39,000
5.45%, 3/15/2043	120,000	62,400
Goldcorp, Inc. 5.45%, 6/9/2044	75,000	59,810
Newmont Mining Corp.:
4.88%, 3/15/2042	110,000	78,830
5.88%, 4/1/2035	180,000	140,234
6.25%, 10/1/2039	65,000	51,711
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	75,000	72,280
6.13%, 12/15/2033	80,000	80,474
7.25%, 3/15/2031	75,000	83,697
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	50,000	38,874
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (a)	35,000	31,740
7.13%, 7/15/2028	180,000	211,155
Southern Copper Corp.:
5.25%, 11/8/2042	180,000	130,714
5.88%, 4/23/2045	208,000	160,733
7.50%, 7/27/2035	200,000	185,172

		2,055,180

MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
Series MTN, 3.88%, 6/15/2044	110,000	106,583
5.70%, 3/15/2037	75,000	92,006
Dover Corp. 5.38%, 3/1/2041	154,000	173,559
Eaton Corp.:
4.00%, 11/2/2032	145,000	138,312
4.15%, 11/2/2042	110,000	101,294
General Electric Co.:
4.13%, 10/9/2042	250,000	244,235
4.50%, 3/11/2044	272,000	279,920
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	94,443
4.88%, 9/15/2041	90,000	97,474
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	75,000	81,689
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	80,000	80,610
4.45%, 11/21/2044	90,000	92,948
Tyco Electronics Group SA 7.13%, 10/1/2037	75,000	95,861

See accompanying notes to financial statements.

164

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Tyco International Finance SA:
3.90%, 2/14/2026	$35,000	$35,098
5.13%, 9/14/2045	35,000	36,380

		1,750,412

OFFICE & BUSINESS EQUIPMENT — 0.0% (d)
Xerox Corp. 4.80%, 3/1/2035 (a)	75,000	68,244

OIL & GAS — 5.6%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	19,000	16,974
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (a)	55,000	41,842
6.20%, 3/15/2040	130,000	117,656
6.45%, 9/15/2036	290,000	276,610
Apache Corp.:
4.25%, 1/15/2044	200,000	161,547
5.10%, 9/1/2040	290,000	249,281
5.25%, 2/1/2042	55,000	46,902
6.00%, 1/15/2037	130,000	123,025
Burlington Resources Finance Co.:
7.20%, 8/15/2031	95,000	109,923
7.40%, 12/1/2031	110,000	131,058
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	50,000	44,863
6.25%, 3/15/2038	55,000	50,843
6.50%, 2/15/2037	145,000	136,745
6.75%, 2/1/2039	100,000	95,828
7.20%, 1/15/2032	35,000	35,599
Cenovus Energy, Inc.:
4.45%, 9/15/2042	75,000	54,727
5.20%, 9/15/2043	75,000	59,181
6.75%, 11/15/2039	145,000	137,280
Conoco Funding Co. 7.25%, 10/15/2031	120,000	138,907
ConocoPhillips 6.50%, 2/1/2039	180,000	191,857
ConocoPhillips Co.:
4.15%, 11/15/2034	100,000	85,103
4.30%, 11/15/2044 (a)	145,000	119,597
5.90%, 10/15/2032	90,000	91,238
ConocoPhillips Holding Co. 6.95%, 4/15/2029	168,000	190,298
Continental Resources, Inc. 4.90%, 6/1/2044	100,000	58,500
Devon Energy Corp.:
4.75%, 5/15/2042	145,000	107,079
5.00%, 6/15/2045 (a)	75,000	56,244
7.95%, 4/15/2032	165,000	171,570
Devon Financing Corp. LLC 7.88%, 9/30/2031	170,000	176,282
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	145,000	89,175
Encana Corp.:
5.15%, 11/15/2041	55,000	37,009
6.50%, 8/15/2034	75,000	60,376
6.50%, 2/1/2038	75,000	59,408
6.63%, 8/15/2037	180,000	145,035
Eni USA, Inc. 7.30%, 11/15/2027	35,000	41,020

Ensco PLC 5.75%, 10/1/2044 (a)	235,000	151,575
EOG Resources, Inc. 3.90%, 4/1/2035	35,000	30,787
Exxon Mobil Corp. 3.57%, 3/6/2045	60,000	55,841
Hess Corp.:
5.60%, 2/15/2041	180,000	149,091
6.00%, 1/15/2040	90,000	80,363
7.30%, 8/15/2031	85,000	84,443
7.88%, 10/1/2029	100,000	107,394
Husky Energy, Inc. 6.80%, 9/15/2037	35,000	34,721
Kerr-McGee Corp. 7.88%, 9/15/2031	100,000	106,077
Marathon Oil Corp.:
5.20%, 6/1/2045	75,000	53,150
6.60%, 10/1/2037	116,000	97,084
6.80%, 3/15/2032	75,000	65,543
Marathon Petroleum Corp.:
4.75%, 9/15/2044	75,000	62,054
5.00%, 9/15/2054	110,000	88,420
5.85%, 12/15/2045	100,000	95,649
6.50%, 3/1/2041	85,000	85,826
Murphy Oil Corp. 5.13%, 12/1/2042	35,000	21,528
Noble Energy, Inc.:
5.05%, 11/15/2044	110,000	87,293
5.25%, 11/15/2043	84,000	65,909
6.00%, 3/1/2041	200,000	176,036
Noble Holding International, Ltd.:
5.25%, 3/15/2042	100,000	59,000
6.05%, 3/1/2041	35,000	20,650
6.95%, 4/1/2045	75,000	50,625
Occidental Petroleum Corp. 4.63%, 6/15/2045	60,000	57,711
Petro-Canada:
5.35%, 7/15/2033	75,000	76,109
5.95%, 5/15/2035	75,000	78,802
6.80%, 5/15/2038	250,000	287,277
Phillips 66:
4.65%, 11/15/2034	169,000	155,607
4.88%, 11/15/2044	130,000	116,237
5.88%, 5/1/2042	140,000	141,017
Pioneer Natural Resources Co. 4.45%, 1/15/2026	100,000	89,995
Rowan Cos., Inc.:
5.40%, 12/1/2042	75,000	45,000
5.85%, 1/15/2044 (a)	23,000	14,145
Shell International Finance B.V.:
3.63%, 8/21/2042	275,000	229,601
4.13%, 5/11/2035	170,000	160,340
4.38%, 5/11/2045	190,000	178,198
4.55%, 8/12/2043	220,000	210,973
5.50%, 3/25/2040	145,000	156,817
6.38%, 12/15/2038	250,000	295,850
Suncor Energy, Inc.:
6.50%, 6/15/2038	100,000	105,864
6.85%, 6/1/2039	75,000	81,268

See accompanying notes to financial statements.

165

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Tosco Corp.:
7.80%, 1/1/2027	$100,000	$122,274
8.13%, 2/15/2030	75,000	93,934
Valero Energy Corp.:
4.90%, 3/15/2045	75,000	62,613
6.63%, 6/15/2037	145,000	146,739
7.50%, 4/15/2032	90,000	99,236
10.50%, 3/15/2039	75,000	99,344
XTO Energy, Inc. 6.75%, 8/1/2037	75,000	103,018

		8,745,610

OIL & GAS SERVICES — 0.7%
Baker Hughes, Inc.:
5.13%, 9/15/2040	180,000	177,626
6.88%, 1/15/2029	31,000	36,598
Cameron International Corp. 5.95%, 6/1/2041	110,000	120,304
Halliburton Co.:
4.50%, 11/15/2041	80,000	73,789
4.75%, 8/1/2043	75,000	71,239
4.85%, 11/15/2035	75,000	73,681
5.00%, 11/15/2045	104,000	102,093
6.70%, 9/15/2038	145,000	164,932
7.45%, 9/15/2039	116,000	141,854
National Oilwell Varco, Inc. 3.95%, 12/1/2042	145,000	109,958

		1,072,074

PACKAGING & CONTAINERS — 0.1%
MeadWestvaco Corp. 7.95%, 2/15/2031	75,000	92,202
Sonoco Products Co. 5.75%, 11/1/2040	90,000	95,878

		188,080

PHARMACEUTICALS — 5.0%
Abbott Laboratories:
5.30%, 5/27/2040	165,000	185,214
6.00%, 4/1/2039	55,000	66,634
AbbVie, Inc.:
4.40%, 11/6/2042	564,000	528,503
4.50%, 5/14/2035	290,000	283,022
4.70%, 5/14/2045	110,000	107,931
Actavis Funding SCS:
4.55%, 3/15/2035	235,000	229,395
4.75%, 3/15/2045	195,000	191,359
4.85%, 6/15/2044	345,000	341,313
Actavis, Inc. 4.63%, 10/1/2042	221,000	211,343
AmerisourceBergen Corp. 4.25%, 3/1/2045	75,000	68,337
AstraZeneca PLC:
4.00%, 9/18/2042	180,000	169,552
4.38%, 11/16/2045	50,000	49,626
6.45%, 9/15/2037	235,000	298,051
Baxalta, Inc. 5.25%, 6/23/2045 (b)	55,000	55,081
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	51,000	44,244

5.88%, 11/15/2036	174,000	213,136
Cardinal Health, Inc.:
4.50%, 11/15/2044	75,000	72,754
4.60%, 3/15/2043	45,000	43,838
Eli Lilly & Co.:
3.70%, 3/1/2045	75,000	70,162
5.50%, 3/15/2027	100,000	120,717
5.55%, 3/15/2037	100,000	119,609
Express Scripts Holding Co. 6.13%, 11/15/2041	90,000	101,483
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	35,000	34,885
6.38%, 5/15/2038	320,000	405,630
Johnson & Johnson:
4.38%, 12/5/2033	25,000	27,491
4.50%, 9/1/2040	55,000	60,011
4.50%, 12/5/2043	35,000	38,580
4.85%, 5/15/2041	75,000	86,145
4.95%, 5/15/2033	75,000	86,723
5.85%, 7/15/2038	90,000	115,837
5.95%, 8/15/2037	130,000	168,233
6.95%, 9/1/2029	100,000	140,894
McKesson Corp.:
4.88%, 3/15/2044	100,000	100,189
6.00%, 3/1/2041	35,000	40,090
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	162,000	149,451
Merck & Co., Inc.:
3.60%, 9/15/2042	75,000	68,489
3.70%, 2/10/2045	100,000	92,433
4.15%, 5/18/2043	255,000	253,337
6.50%, 12/1/2033	100,000	129,197
6.55%, 9/15/2037	50,000	65,599
Merck Sharp & Dohme Corp.:
5.85%, 6/30/2039	75,000	91,453
5.95%, 12/1/2028	145,000	177,825
Mylan, Inc. 5.40%, 11/29/2043	122,000	111,828
Novartis Capital Corp.:
3.70%, 9/21/2042 (a)	75,000	70,501
4.00%, 11/20/2045	150,000	147,423
4.40%, 5/6/2044	145,000	151,249
Perrigo Finance PLC 4.90%, 12/15/2044	150,000	136,629
Pfizer, Inc.:
4.30%, 6/15/2043	145,000	144,997
4.40%, 5/15/2044 (a)	75,000	76,219
7.20%, 3/15/2039	165,000	226,662
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	110,000	119,747
Wyeth LLC:
5.95%, 4/1/2037	245,000	292,507
6.00%, 2/15/2036	145,000	174,231
6.50%, 2/1/2034	125,000	158,039
Zoetis, Inc. 4.70%, 2/1/2043	126,000	110,758

		7,824,586

See accompanying notes to financial statements.

166

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PIPELINES — 4.0%
Buckeye Partners L.P. 5.85%, 11/15/2043	$75,000	$57,981
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045 (b)	100,000	87,686
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	75,000	73,074
Enable Midstream Partners L.P. 5.00%, 5/15/2044	60,000	35,843
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	110,000	85,716
Series B, 7.50%, 4/15/2038	75,000	74,426
Enbridge, Inc. 4.50%, 6/10/2044	75,000	51,513
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	75,000	56,117
5.15%, 2/1/2043	175,000	124,979
5.15%, 3/15/2045	145,000	103,921
5.95%, 10/1/2043	75,000	59,540
6.05%, 6/1/2041	182,000	143,338
6.13%, 12/15/2045	75,000	61,103
6.50%, 2/1/2042	75,000	60,544
6.63%, 10/15/2036	35,000	29,173
7.50%, 7/1/2038	75,000	69,503
EnLink Midstream Partners L.P. 5.60%, 4/1/2044	90,000	59,665
Enterprise Products Operating LLC:
4.45%, 2/15/2043	145,000	110,022
4.85%, 8/15/2042	110,000	86,346
4.85%, 3/15/2044	145,000	115,492
4.95%, 10/15/2054	125,000	95,283
5.10%, 2/15/2045	220,000	181,931
5.95%, 2/1/2041	165,000	148,765
6.13%, 10/15/2039	75,000	68,488
Series H, 6.65%, 10/15/2034	75,000	75,632
Series D, 6.88%, 3/1/2033	100,000	103,099
7.55%, 4/15/2038	85,000	93,079
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	145,000	103,914
5.00%, 8/15/2042	145,000	107,831
5.00%, 3/1/2043	35,000	25,966
5.40%, 9/1/2044	75,000	57,462
5.50%, 3/1/2044	100,000	77,920
5.63%, 9/1/2041	75,000	56,878
5.80%, 3/15/2035	75,000	60,373
6.38%, 3/1/2041	75,000	61,525
6.50%, 2/1/2037	75,000	63,487
6.55%, 9/15/2040	35,000	29,499
6.95%, 1/15/2038	90,000	80,110
7.30%, 8/15/2033	75,000	66,223
7.40%, 3/15/2031	125,000	111,703
7.50%, 11/15/2040	75,000	68,936
Kinder Morgan, Inc.:
5.05%, 2/15/2046	75,000	55,475
5.55%, 6/1/2045	110,000	86,059
7.75%, 1/15/2032	225,000	211,852
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	75,000	54,171

4.20%, 3/15/2045	75,000	55,510
5.15%, 10/15/2043	75,000	61,883
ONEOK Partners L.P.:
6.13%, 2/1/2041	75,000	55,899
6.20%, 9/15/2043	130,000	98,088
6.65%, 10/1/2036	100,000	78,695
Phillips 66 Partners L.P. 4.68%, 2/15/2045	45,000	33,788
Plains All American Pipeline L.P. / PAA Finance Corp.:
4.70%, 6/15/2044	110,000	76,207
4.90%, 2/15/2045	35,000	25,013
5.15%, 6/1/2042	75,000	55,742
6.65%, 1/15/2037	165,000	145,992
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	85,000	79,384
Spectra Energy Capital LLC 7.50%, 9/15/2038	75,000	75,232
Spectra Energy Partners L.P. 5.95%, 9/25/2043	110,000	104,694
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	90,000	67,137
6.10%, 2/15/2042	75,000	59,338
6.85%, 2/15/2040	110,000	94,789
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	75,000	85,177
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	235,000	221,333
5.00%, 10/16/2043	110,000	104,150
6.10%, 6/1/2040	145,000	152,193
7.25%, 8/15/2038	145,000	171,907
7.63%, 1/15/2039	85,000	105,585
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	17,000	11,541
5.40%, 8/15/2041	35,000	26,144
Western Gas Partners L.P. 5.45%, 4/1/2044	35,000	27,572
Williams Cos., Inc.:
5.75%, 6/24/2044	110,000	64,900
7.75%, 6/15/2031	75,000	56,250
Williams Partners L.P.:
4.90%, 1/15/2045	100,000	63,120
5.10%, 9/15/2045	75,000	48,831
5.40%, 3/4/2044	110,000	73,543
5.80%, 11/15/2043	35,000	24,093
6.30%, 4/15/2040	145,000	110,975

		6,206,348

REAL ESTATE — 0.2%
CBRE Services, Inc. 4.88%, 3/1/2026	75,000	74,692
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027	190,000	180,230

		254,922

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 4.30%, 1/15/2026	110,000	109,314

See accompanying notes to financial statements.

167

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	$35,000	$33,628
DDR Corp. 4.25%, 2/1/2026	75,000	73,045
ERP Operating L.P. 4.50%, 7/1/2044	145,000	144,537
Federal Realty Investment Trust 4.50%, 12/1/2044	75,000	75,357
HCP, Inc. 6.75%, 2/1/2041	35,000	42,366
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	45,000	44,370
Kilroy Realty L.P. 4.25%, 8/15/2029	100,000	97,713
Kimco Realty Corp. 4.25%, 4/1/2045	110,000	101,021
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026(b)	35,000	35,603
Realty Income Corp. 4.13%, 10/15/2026	35,000	34,845
Simon Property Group L.P.:
4.25%, 10/1/2044	100,000	100,486
6.75%, 2/1/2040	85,000	111,733
Ventas Realty L.P.:
4.13%, 1/15/2026	21,000	20,879
4.38%, 2/1/2045	50,000	45,093
5.70%, 9/30/2043	75,000	82,521
Welltower, Inc. 6.50%, 3/15/2041	81,000	94,667
Weyerhaeuser Co.:
6.95%, 10/1/2027	20,000	22,903
7.38%, 3/15/2032	110,000	130,999

		1,401,080

RETAIL — 4.9%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	50,000	44,380
5.17%, 8/1/2044	105,000	89,658
CVS Health Corp.:
4.88%, 7/20/2035	90,000	93,116
5.13%, 7/20/2045	220,000	233,280
5.30%, 12/5/2043	130,000	140,057
5.75%, 5/15/2041	75,000	84,219
6.13%, 9/15/2039	145,000	170,410
6.25%, 6/1/2027	145,000	168,928
Darden Restaurants, Inc. 7.05%, 10/15/2037	35,000	36,927
Home Depot, Inc.:
4.20%, 4/1/2043	145,000	145,456
4.40%, 3/15/2045	145,000	150,295
4.88%, 2/15/2044	75,000	82,834
5.40%, 9/15/2040	145,000	167,877
5.88%, 12/16/2036	275,000	333,993
5.95%, 4/1/2041	200,000	247,839
Kohl’s Corp. 5.55%, 7/17/2045	35,000	32,740
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	50,000	49,832
4.65%, 4/15/2042	80,000	84,076

5.00%, 9/15/2043	145,000	159,200
5.50%, 10/15/2035	75,000	85,498
5.80%, 10/15/2036	110,000	130,328
5.80%, 4/15/2040	75,000	89,144
6.65%, 9/15/2037	35,000	45,354
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	50,000	41,475
5.13%, 1/15/2042	110,000	94,561
6.38%, 3/15/2037	90,000	87,995
6.70%, 7/15/2034	35,000	37,031
6.90%, 1/15/2032	83,000	92,724
McDonald’s Corp.:
3.63%, 5/1/2043	75,000	61,460
Series MTN, 3.70%, 1/30/2026	60,000	60,117
3.70%, 2/15/2042	130,000	108,492
4.60%, 5/26/2045	48,000	46,128
4.70%, 12/9/2035	145,000	144,995
Series MTN, 4.88%, 12/9/2045	120,000	121,028
Series MTN, 6.30%, 3/1/2038	180,000	209,258
Nordstrom, Inc.:
5.00%, 1/15/2044	75,000	77,627
6.95%, 3/15/2028	35,000	43,148
QVC, Inc. 5.45%, 8/15/2034	130,000	111,732
Starbucks Corp. 4.30%, 6/15/2045	50,000	51,513
Target Corp.:
4.00%, 7/1/2042 (a)	75,000	73,202
6.35%, 11/1/2032	60,000	74,871
6.50%, 10/15/2037	100,000	129,229
7.00%, 1/15/2038	225,000	306,608
Tiffany & Co. 4.90%, 10/1/2044	55,000	50,109
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	75,000	72,930
4.30%, 4/22/2044	130,000	132,328
4.75%, 10/2/2043	110,000	118,263
4.88%, 7/8/2040	130,000	140,431
5.00%, 10/25/2040	160,000	175,680
5.25%, 9/1/2035	265,000	302,364
5.63%, 4/1/2040	115,000	135,673
5.63%, 4/15/2041	275,000	326,542
5.88%, 4/5/2027	145,000	177,335
6.20%, 4/15/2038	125,000	156,330
6.50%, 8/15/2037	310,000	399,176
7.55%, 2/15/2030	230,000	322,779
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	185,000	169,117
4.80%, 11/18/2044	135,000	122,845

		7,640,537

SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 5.30%, 12/15/2045	50,000	51,282
Applied Materials, Inc.:
5.10%, 10/1/2035	100,000	101,094
5.85%, 6/15/2041	75,000	81,835
Intel Corp.:
4.00%, 12/15/2032	145,000	143,063

See accompanying notes to financial statements.

168

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 12/15/2042	$145,000	$141,136
4.80%, 10/1/2041	35,000	36,699
4.90%, 7/29/2045	115,000	121,259
KLA-Tencor Corp. 5.65%, 11/1/2034	72,000	69,804
QUALCOMM, Inc.:
4.65%, 5/20/2035	180,000	163,486
4.80%, 5/20/2045	125,000	109,200

		1,018,858

SOFTWARE — 2.2%
Microsoft Corp.:
3.50%, 2/12/2035	125,000	116,066
3.50%, 11/15/2042	75,000	66,367
3.75%, 5/1/2043	163,000	150,636
3.75%, 2/12/2045	295,000	272,806
4.00%, 2/12/2055	215,000	193,474
4.20%, 11/3/2035	145,000	146,916
4.45%, 11/3/2045	180,000	185,687
4.50%, 10/1/2040	170,000	177,256
4.75%, 11/3/2055	145,000	148,128
4.88%, 12/15/2043	100,000	108,871
5.20%, 6/1/2039	75,000	84,659
5.30%, 2/8/2041	160,000	183,874
Oracle Corp.:
3.25%, 5/15/2030 (a)	255,000	236,737
3.90%, 5/15/2035	100,000	94,521
4.13%, 5/15/2045	160,000	151,014
4.30%, 7/8/2034	225,000	223,577
4.38%, 5/15/2055	100,000	93,008
4.50%, 7/8/2044	220,000	220,346
5.38%, 7/15/2040	205,000	228,542
6.13%, 7/8/2039	185,000	224,678
6.50%, 4/15/2038	144,000	180,712

		3,487,875

TELECOMMUNICATIONS — 9.0%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	300,000	268,951
6.13%, 3/30/2040	150,000	165,891
6.38%, 3/1/2035	140,000	157,059
AT&T Corp. 8.25%, 11/15/2031	144,000	188,827
AT&T, Inc.:
4.30%, 12/15/2042	332,000	284,219
4.35%, 6/15/2045	432,000	369,997
4.50%, 5/15/2035	130,000	120,162
4.75%, 5/15/2046	385,000	351,559
4.80%, 6/15/2044	290,000	267,212
5.35%, 9/1/2040	180,000	177,079
5.55%, 8/15/2041	510,000	514,847
6.15%, 9/15/2034	50,000	54,253
6.30%, 1/15/2038	195,000	215,308
6.50%, 9/1/2037	145,000	163,410
6.55%, 2/15/2039	180,000	203,780
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	250,000	297,493
BellSouth LLC:
6.55%, 6/15/2034	75,000	79,823
6.88%, 10/15/2031	75,000	83,091
British Telecommunications PLC 9.63%, 12/15/2030	290,000	419,336

Cisco Systems, Inc.:
5.50%, 1/15/2040	180,000	211,265
5.90%, 2/15/2039	314,000	379,828
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	395,000	547,369
9.25%, 6/1/2032	100,000	148,667
Embarq Corp. 8.00%, 6/1/2036	220,000	226,600
GTE Corp. 6.94%, 4/15/2028	100,000	116,881
Juniper Networks, Inc. 5.95%, 3/15/2041	75,000	70,174
Koninklijke KPN NV 8.38%, 10/1/2030	145,000	187,148
Motorola Solutions, Inc. 5.50%, 9/1/2044	110,000	84,522
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	75,000	102,015
Orange SA:
5.38%, 1/13/2042	145,000	150,708
5.50%, 2/6/2044 (a)	110,000	117,150
9.00%, 3/1/2031	235,000	330,952
Pacific Bell Telephone Co. 7.13%, 3/15/2026	75,000	91,474
Qwest Corp.:
6.88%, 9/15/2033	60,000	57,750
7.13%, 11/15/2043	55,000	53,350
7.25%, 10/15/2035	75,000	73,500
Rogers Communications, Inc.:
4.50%, 3/15/2043	100,000	93,447
5.00%, 3/15/2044	60,000	59,995
5.45%, 10/1/2043	145,000	154,191
7.50%, 8/15/2038	35,000	44,693
Telefonica Emisiones SAU 7.05%, 6/20/2036	220,000	265,421
Telefonica Europe B.V. 8.25%, 9/15/2030	180,000	236,464
Verizon Communications, Inc.:
3.85%, 11/1/2042	180,000	148,897
4.40%, 11/1/2034	100,000	92,843
4.52%, 9/15/2048	216,000	192,765
4.67%, 3/15/2055	873,000	755,920
4.75%, 11/1/2041	110,000	102,852
4.86%, 8/21/2046	437,000	414,459
5.01%, 8/21/2054	540,000	494,725
5.05%, 3/15/2034	180,000	179,986
5.85%, 9/15/2035	177,000	190,835
6.00%, 4/1/2041	335,000	367,401
6.25%, 4/1/2037	110,000	123,975
6.40%, 9/15/2033	90,000	103,527
6.40%, 2/15/2038	145,000	166,242
6.55%, 9/15/2043	919,000	1,090,803
6.90%, 4/15/2038	180,000	217,118
7.35%, 4/1/2039	75,000	93,417
7.75%, 12/1/2030	175,000	225,689
7.75%, 6/15/2032	75,000	93,114
Verizon Florida LLC Series E, 6.86%, 2/1/2028 (a)	75,000	70,793
Verizon Maryland LLC Series B, 5.13%, 6/15/2033	184,000	176,315

See accompanying notes to financial statements.

169

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Verizon New York, Inc. Series B, 7.38%, 4/1/2032	$75,000	$85,179
Vodafone Group PLC:
4.38%, 2/19/2043	105,000	84,664
6.15%, 2/27/2037	210,000	207,775
6.25%, 11/30/2032	75,000	78,025
7.88%, 2/15/2030	130,000	156,799

		14,099,979

TOBACCO — 0.2%
Reynolds American, Inc. 4.75%, 11/1/2042	275,000	262,541

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	75,000	70,200
6.35%, 3/15/2040	35,000	37,626
Mattel, Inc. 6.20%, 10/1/2040	75,000	78,201

		186,027

TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
4.15%, 4/1/2045	162,000	147,903
4.38%, 9/1/2042	50,000	47,468
4.40%, 3/15/2042	90,000	85,819
4.45%, 3/15/2043	75,000	72,022
4.55%, 9/1/2044	50,000	48,746
4.70%, 9/1/2045	75,000	74,756
4.90%, 4/1/2044	145,000	148,776
4.95%, 9/15/2041	145,000	148,793
5.05%, 3/1/2041	180,000	186,453
5.15%, 9/1/2043	165,000	174,741
5.75%, 5/1/2040	110,000	123,889
6.15%, 5/1/2037	75,000	87,644
Canadian National Railway Co.:
4.50%, 11/7/2043	35,000	36,990
6.25%, 8/1/2034	75,000	94,247
6.38%, 11/15/2037	162,000	209,881
6.90%, 7/15/2028	35,000	46,548
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	45,000	44,530
4.80%, 9/15/2035	60,000	59,168
5.75%, 3/15/2033	50,000	53,868
5.75%, 1/15/2042	75,000	81,184
5.95%, 5/15/2037	110,000	121,013
6.13%, 9/15/2115	45,000	45,031
CSX Corp.:
4.10%, 3/15/2044	81,000	73,209
4.40%, 3/1/2043	75,000	71,232
4.50%, 8/1/2054	100,000	89,916
4.75%, 5/30/2042	107,000	106,679
6.00%, 10/1/2036	40,000	45,349
6.15%, 5/1/2037	145,000	167,753
6.22%, 4/30/2040	85,000	100,433
FedEx Corp.:
3.88%, 8/1/2042	66,000	57,420
3.90%, 2/1/2035	75,000	68,376
4.10%, 4/15/2043	8,000	7,209
4.10%, 2/1/2045	75,000	67,137
4.50%, 2/1/2065	75,000	65,359
4.75%, 11/15/2045	110,000	108,604
4.90%, 1/15/2034	90,000	92,282
5.10%, 1/15/2044	110,000	114,360
Kansas City Southern 4.95%, 8/15/2045 (b)	145,000	141,267
Norfolk Southern Corp.:
4.45%, 6/15/2045	75,000	69,435
4.65%, 1/15/2046	35,000	33,465
4.80%, 8/15/2043	100,000	97,896
4.84%, 10/1/2041	205,000	201,048
6.00%, 3/15/2105	75,000	79,466
6.00%, 5/23/2111	75,000	79,478
7.80%, 5/15/2027	75,000	98,127
Union Pacific Corp.:
3.38%, 2/1/2035	110,000	99,512
3.88%, 2/1/2055	139,000	121,928
4.05%, 11/15/2045	75,000	72,593
4.30%, 6/15/2042	60,000	60,092
4.38%, 11/15/2065	40,000	37,214
4.75%, 9/15/2041	55,000	58,432
4.82%, 2/1/2044	72,000	78,023
4.85%, 6/15/2044	100,000	108,552
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (c)	100,000	141,334
United Parcel Service, Inc.:
3.63%, 10/1/2042	35,000	32,528
4.88%, 11/15/2040	80,000	88,705
6.20%, 1/15/2038	125,000	160,282

		5,234,165

TRUCKING & LEASING — 0.0% (d)
GATX Corp. 5.20%, 3/15/2044	75,000	73,687

WATER — 0.2%
American Water Capital Corp.:
4.30%, 12/1/2042	110,000	109,652
6.59%, 10/15/2037	110,000	141,388

		251,040

TOTAL CORPORATE BONDS & NOTES (Cost $167,995,537)		155,032,196

	Shares

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	607,947	607,947
State Street Navigator Securities Lending Prime Portfolio (g) (h)	605,430	605,430

TOTAL SHORT-TERM INVESTMENTS (i) (Cost $1,213,377)		1,213,377

TOTAL INVESTMENTS — 99.4% (j) (Cost $169,208,914)		156,245,573
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		981,317

NET ASSETS — 100.0%		$157,226,890

See accompanying notes to financial statements.

170

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 2.5% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Variable Rate Security—Rate shown is rate in effect at December 31, 2015. Maturity date shown is the final maturity.
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

171

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 1.0%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$4,974
3.75%, 2/15/2023	50,000	48,609
4.00%, 3/15/2022	15,000	15,036
4.20%, 4/15/2024	25,000	24,696
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	50,561
6.25%, 7/15/2019	15,000	16,812
WPP Finance 2010:
3.63%, 9/7/2022	25,000	25,116
3.75%, 9/19/2024	50,000	49,646
4.75%, 11/21/2021	50,000	53,572

		289,022

AEROSPACE & DEFENSE — 1.8%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,114
Boeing Co.:
3.30%, 3/1/2035 (a)	25,000	22,956
4.88%, 2/15/2020 (a)	50,000	55,554
5.88%, 2/15/2040	6,000	7,515
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (b)	75,000	72,656
General Dynamics Corp.:
1.00%, 11/15/2017 (a)	50,000	49,740
2.25%, 11/15/2022	30,000	28,800
Harris Corp. 2.00%, 4/27/2018	50,000	49,410
L-3 Communications Corp.:
3.95%, 11/15/2016	7,000	7,105
4.75%, 7/15/2020 (a)	7,000	7,245
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,102
4.07%, 12/15/2042	65,000	60,181
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	25,619
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,454
4.88%, 10/15/2040	4,000	4,368
United Technologies Corp.:
3.10%, 6/1/2022 (a)	4,000	4,069
4.15%, 5/15/2045	10,000	9,558
4.50%, 4/15/2020	15,000	16,359
4.50%, 6/1/2042	25,000	25,192
5.70%, 4/15/2040	10,000	11,663
6.13%, 7/15/2038	7,000	8,521

		501,181

AGRICULTURE — 1.0%
Altria Group, Inc.:
2.95%, 5/2/2023	40,000	38,951
4.00%, 1/31/2024	10,000	10,359
4.50%, 5/2/2043	7,000	6,631
5.38%, 1/31/2044	45,000	48,240
9.25%, 8/6/2019	7,000	8,561
Archer-Daniels-Midland Co. 4.02%, 4/16/2043 (a)	25,000	23,787

Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	75,529
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	15,000	14,962
2.90%, 11/15/2021	50,000	50,132
3.88%, 8/21/2042	5,000	4,583
Reynolds American, Inc. 7.75%, 6/1/2018	7,000	7,870

		289,605

AIRLINES — 0.8%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	21,696	22,889
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	48,989	47,274
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	14,528	16,489
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,177
5.13%, 3/1/2017	30,000	31,241
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	14,554	14,772
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	15,000	15,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	12,437	12,904

		210,746

APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,380
3.63%, 5/1/2043	32,000	29,663
VF Corp.:
3.50%, 9/1/2021	20,000	20,883
6.45%, 11/1/2037	7,000	8,942

		80,868

AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp. 1.13%, 10/7/2016	30,000	30,024
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	39,013
Ford Motor Co. 7.45%, 7/16/2031	50,000	62,074
General Motors Co.:
4.88%, 10/2/2023	17,000	17,384
6.25%, 10/2/2043	45,000	47,643
General Motors Financial Co., Inc.:
3.20%, 7/13/2020 (a)	25,000	24,584
3.70%, 11/24/2020	40,000	39,998
4.00%, 1/15/2025	12,000	11,365
4.30%, 7/13/2025	25,000	24,378
PACCAR Financial Corp. 0.80%, 2/8/2016	50,000	50,021

See accompanying notes to financial statements.

172

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Toyota Motor Credit Corp.:
0.80%, 5/17/2016	$30,000	$30,001
Series MTN, 1.13%, 5/16/2017 (a)	45,000	44,934

		421,419

AUTO PARTS & EQUIPMENT — 0.9%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	22,192
4.63%, 9/15/2020	25,000	26,644
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	50,092
Delphi Corp.:
4.15%, 3/15/2024	50,000	50,250
5.00%, 2/15/2023	30,000	31,350
Johnson Controls, Inc.:
3.63%, 7/2/2024 (a)	10,000	9,644
4.63%, 7/2/2044	15,000	12,797
Magna International, Inc. 4.15%, 10/1/2025 (a)	50,000	50,881

		253,850

BANKS — 10.2%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	25,000	24,894
3.05%, 8/23/2018	25,000	25,592
4.00%, 4/27/2016	15,000	15,138
4.00%, 3/13/2024	25,000	26,072
American Express Bank FSB 6.00%, 9/13/2017	25,000	26,735
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	10,000	10,002
1.25%, 6/13/2017	50,000	49,870
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,555
Series MTN, 4.00%, 4/1/2024	15,000	15,343
Series MTN, 5.00%, 1/21/2044	20,000	20,802
Series MTN, 5.65%, 5/1/2018	50,000	53,754
7.63%, 6/1/2019	40,000	46,104
Bank of Montreal Series MTN, 1.40%, 9/11/2017 (a)	30,000	29,884
Bank of New York Mellon Corp.:
Series MTN, 2.30%, 9/11/2019	25,000	25,060
3.40%, 5/15/2024	15,000	15,243
Bank of Nova Scotia 2.80%, 7/21/2021 (a)	50,000	50,126
Barclays Bank PLC:
2.50%, 2/20/2019	25,000	25,187
3.75%, 5/15/2024	10,000	10,198
Series 1, 5.00%, 9/22/2016	25,000	25,642
Barclays PLC 3.65%, 3/16/2025	10,000	9,638
BNP Paribas SA:
2.38%, 5/21/2020	150,000	148,480
5.00%, 1/15/2021 (a)	15,000	16,540
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,850
1.35%, 10/1/2017 (a)	35,000	34,860
1.45%, 10/3/2016	50,000	50,183
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	29,774

Capital One Financial Corp.:
4.75%, 7/15/2021 (a)	5,000	5,411
6.75%, 9/15/2017	5,000	5,380
Citigroup, Inc.:
2.65%, 10/26/2020	100,000	99,234
3.95%, 6/15/2016	15,000	15,208
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	75,000	74,492
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	50,000	50,554
Series MTN, 4.38%, 8/5/2020 (a)	5,000	5,371
Deutsche Bank AG 6.00%, 9/1/2017	30,000	31,966
Discover Bank/Greenwood 4.25%, 3/13/2026	25,000	25,049
Fifth Third Bank 1.15%, 11/18/2016	70,000	69,921
Goldman Sachs Group, Inc.:
2.63%, 1/31/2019	45,000	45,351
2.90%, 7/19/2018	15,000	15,268
3.63%, 2/7/2016	30,000	30,076
3.63%, 1/22/2023	5,000	5,071
4.00%, 3/3/2024	25,000	25,656
5.25%, 7/27/2021	10,000	11,065
6.13%, 2/15/2033	20,000	23,481
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,738
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,702
Huntington National Bank 2.88%, 8/20/2020	100,000	99,116
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	85,000	85,210
5.25%, 1/12/2024	30,000	32,074
JPMorgan Chase & Co.:
1.13%, 2/26/2016	10,000	10,005
3.20%, 1/25/2023	5,000	4,982
4.25%, 10/15/2020	40,000	42,359
5.50%, 10/15/2040	20,000	22,741
Lloyds Bank PLC:
1.75%, 3/16/2018	55,000	54,793
6.38%, 1/21/2021 (a)	80,000	93,803
Morgan Stanley:
Series GMTN, 2.38%, 7/23/2019	50,000	49,669
2.65%, 1/27/2020	50,000	49,788
Series MTN, 6.25%, 8/9/2026	10,000	11,715
6.38%, 7/24/2042	10,000	12,315
MUFG Union Bank NA:
2.13%, 6/16/2017	100,000	100,491
2.25%, 5/6/2019	5,000	4,952
National Australia Bank, Ltd. 1.30%, 7/25/2016 (a)	50,000	50,122
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,147
5.13%, 2/8/2020	50,000	54,677
Royal Bank of Canada:
1.45%, 9/9/2016	9,000	9,019
Series GMTN, 2.20%, 7/27/2018 (a)	15,000	15,103

See accompanying notes to financial statements.

173

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Scotland Group PLC:
1.88%, 3/31/2017 (a)	$50,000	$49,811
6.40%, 10/21/2019 (a)	25,000	27,748
Societe Generale SA:
2.63%, 10/1/2018	50,000	50,531
2.75%, 10/12/2017	50,000	50,712
Svenska Handelsbanken AB 3.13%, 7/12/2016	50,000	50,562
Toronto-Dominion Bank:
Series MTN, 2.25%, 11/5/2019 (a)	50,000	49,925
2.38%, 10/19/2016	15,000	15,157
UBS AG:
Series MTN, 1.38%, 8/14/2017	35,000	34,773
Series MTN, 2.38%, 8/14/2019	25,000	24,978
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,116
Series MTN, 3.70%, 1/30/2024	25,000	26,045
Wells Fargo & Co.:
Series N, 2.15%, 1/30/2020 (a)	25,000	24,700
Series MTN, 3.30%, 9/9/2024	45,000	44,744
3.68%, 6/15/2016 (a) (c)	25,000	25,312
5.63%, 12/11/2017	15,000	16,091
Westpac Banking Corp.:
1.20%, 5/19/2017	25,000	24,904
Series GMTN, 1.60%, 1/12/2018	30,000	29,908

		2,825,618

BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	10,000	8,663
8.00%, 11/15/2039	5,000	7,015
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	25,000	25,599
4.50%, 9/1/2021	25,000	26,540
Diageo Capital PLC:
1.50%, 5/11/2017	30,000	29,987
2.63%, 4/29/2023	15,000	14,511
Dr Pepper Snapple Group, Inc.:
2.90%, 1/15/2016	15,000	15,006
6.82%, 5/1/2018	25,000	27,507
7.45%, 5/1/2038	25,000	33,930
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	27,000	26,078
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,541
3.60%, 3/1/2024	10,000	10,459
4.45%, 4/14/2046 (a)	25,000	25,753
4.60%, 7/17/2045	10,000	10,546

		277,135

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	49,836
2.30%, 6/15/2016	10,000	10,058
2.50%, 11/15/2016 (a)	40,000	40,415
6.38%, 6/1/2037 (a)	7,000	8,164
6.90%, 6/1/2038	25,000	30,891
Biogen, Inc.:
3.63%, 9/15/2022 (a)	25,000	25,280
4.05%, 9/15/2025	25,000	25,145

5.20%, 9/15/2045	25,000	25,110
Celgene Corp.:
2.88%, 8/15/2020	10,000	9,925
3.88%, 8/15/2025	50,000	49,717
3.95%, 10/15/2020	15,000	15,542
Gilead Sciences, Inc.:
3.50%, 2/1/2025	35,000	35,065
3.65%, 3/1/2026 (a)	20,000	20,123
4.50%, 4/1/2021	15,000	16,233
4.50%, 2/1/2045	20,000	19,555
4.80%, 4/1/2044	25,000	25,306

		406,365

CHEMICALS — 3.9%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,272
6.13%, 1/15/2041	7,000	7,371
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,021
4.38%, 8/21/2019	15,000	15,999
Airgas, Inc. 3.05%, 8/1/2020 (a)	100,000	100,626
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	8,760
7.38%, 11/1/2029	15,000	18,653
8.55%, 5/15/2019	50,000	58,833
Eastman Chemical Co. 2.70%, 1/15/2020	5,000	4,943
Ecolab, Inc.:
3.00%, 12/8/2016	60,000	60,843
4.35%, 12/8/2021	15,000	15,967
5.50%, 12/8/2041	5,000	5,384
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	14,138
4.15%, 2/15/2043 (a)	10,000	8,586
4.63%, 1/15/2020	30,000	32,017
5.75%, 3/15/2019	10,000	10,962
6.00%, 7/15/2018	45,000	48,996
LYB International Finance B.V.:
4.00%, 7/15/2023 (a)	30,000	29,950
5.25%, 7/15/2043	7,000	6,734
Methanex Corp. 4.25%, 12/1/2024	75,000	65,913
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,025
3.38%, 7/15/2024 (a)	10,000	9,534
3.60%, 7/15/2042	9,000	6,459
Mosaic Co.:
4.25%, 11/15/2023 (a)	100,000	99,166
4.88%, 11/15/2041 (a)	7,000	6,163
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025 (a)	100,000	93,244
4.88%, 3/30/2020	15,000	16,206
PPG Industries, Inc.:
1.90%, 1/15/2016	45,000	45,016
3.60%, 11/15/2020	25,000	25,277
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,466
2.70%, 2/21/2023 (a)	25,000	24,465

See accompanying notes to financial statements.

174

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

RPM International, Inc.:
3.45%, 11/15/2022	$15,000	$14,226
6.13%, 10/15/2019	57,000	61,945
Sherwin-Williams Co.:
1.35%, 12/15/2017 (a)	15,000	14,805
4.55%, 8/1/2045	30,000	30,984
Valspar Corp.:
3.30%, 2/1/2025	50,000	47,628
4.40%, 2/1/2045	25,000	22,291

		1,081,868

COMMERCIAL SERVICES — 1.7%
Equifax, Inc. 3.30%, 12/15/2022 (a)	30,000	29,313
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	83,000	85,490
MasterCard, Inc. 3.38%, 4/1/2024	40,000	40,719
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,518
Verisk Analytics, Inc. 4.00%, 6/15/2025	175,000	169,951
Western Union Co.:
2.88%, 12/10/2017	15,000	15,154
3.65%, 8/22/2018	25,000	25,585
5.25%, 4/1/2020	57,000	61,026
6.20%, 6/21/2040 (a)	25,000	23,167

		466,923

CONSTRUCTION MATERIALS — 0.2%
Owens Corning:
4.20%, 12/15/2022	35,000	35,050
7.00%, 12/1/2036	7,000	7,765

		42,815

DISTRIBUTION & WHOLESALE — 0.3%
WW Grainger, Inc. 4.60%, 6/15/2045 (a)	75,000	78,576

DIVERSIFIED FINANCIAL SERVICES — 3.4%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,607
3.38%, 1/15/2019 (a)	15,000	15,094
3.88%, 4/1/2021	7,000	7,024
Alterra Finance LLC 6.25%, 9/30/2020	15,000	16,844
American Express Co. 4.05%, 12/3/2042	25,000	23,740
American Express Credit Corp. Series GMTN, 2.25%, 8/15/2019 (a)	25,000	24,896
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	36,241
5.30%, 3/15/2020	15,000	16,590
7.30%, 6/28/2019	7,000	8,079
BlackRock, Inc. 3.50%, 3/18/2024 (a)	25,000	25,618
Capital One Bank USA NA 1.20%, 2/13/2017	20,000	19,883
Charles Schwab Corp.:
3.23%, 9/1/2022 (a)	15,000	15,089

4.45%, 7/22/2020 (a)	35,000	38,000
CME Group, Inc.:
3.00%, 3/15/2025	40,000	39,129
5.30%, 9/15/2043 (a)	15,000	17,076
GE Capital International Funding Co. 0.96%, 4/15/2016 (b)	12,000	12,005
General Electric Capital Corp.:
2.20%, 1/9/2020 (a)	23,000	23,043
4.65%, 10/17/2021 (a)	20,000	22,055
Series GMTN, 5.63%, 9/15/2017	25,000	26,781
Series A, 6.75%, 3/15/2032 (a)	15,000	19,587
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	50,370
3.75%, 12/1/2025	50,000	50,179
4.00%, 10/15/2023	25,000	25,715
International Lease Finance Corp. 7.13%, 9/1/2018 (b)	25,000	27,406
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	22,650
5.38%, 11/30/2043	10,000	10,766
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	9,999
6.50%, 1/20/2043	5,000	4,658
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	59,698
5.63%, 1/15/2044	10,000	10,077
MasterCard, Inc. 2.00%, 4/1/2019 (a)	25,000	24,960
Nasdaq, Inc.:
4.25%, 6/1/2024	25,000	25,093
5.25%, 1/16/2018	9,000	9,526
Nomura Holdings, Inc.:
2.00%, 9/13/2016	25,000	25,101
6.70%, 3/4/2020	40,000	46,018
Synchrony Financial:
3.00%, 8/15/2019	25,000	24,956
4.25%, 8/15/2024	25,000	24,652
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	49,334

		932,539

ELECTRIC — 7.4%
Alabama Power Co. 4.15%, 8/15/2044	5,000	4,782
Ameren Illinois Co.:
3.25%, 3/1/2025 (a)	25,000	24,695
4.30%, 7/1/2044	20,000	20,000
Appalachian Power Co.:
4.40%, 5/15/2044 (a)	25,000	23,755
Series L, 5.80%, 10/1/2035	7,000	7,725
Arizona Public Service Co.:
4.35%, 11/15/2045	30,000	30,297
8.75%, 3/1/2019 (a)	15,000	17,786
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	24,663
5.95%, 5/15/2037	30,000	34,142
6.13%, 4/1/2036	10,000	11,603
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	35,000	33,491
4.50%, 4/1/2044	25,000	25,722

See accompanying notes to financial statements.

175

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	$15,000	$15,418
Series D, 7.88%, 11/1/2017	25,000	27,474
CMS Energy Corp.:
3.88%, 3/1/2024	21,000	21,430
6.55%, 7/17/2017	25,000	26,716
Consolidated Edison Co. of New York, Inc. 3.30%, 12/1/2024	25,000	24,855
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,272
Dominion Resources, Inc.:
3.63%, 12/1/2024	10,000	9,864
Series C, 4.90%, 8/1/2041	20,000	19,655
7.00%, 6/15/2038	25,000	30,094
DTE Electric Co.:
3.70%, 3/15/2045	15,000	13,650
Series G, 5.60%, 6/15/2018	15,000	16,267
Series A, 6.63%, 6/1/2036	25,000	32,164
DTE Energy Co. 2.40%, 12/1/2019	50,000	49,444
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,346
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,100
Entergy Corp. 5.13%, 9/15/2020	75,000	80,305
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	65,098
Eversource Energy:
Series H, 3.15%, 1/15/2025	30,000	29,021
4.50%, 11/15/2019	17,000	18,117
Exelon Generation Co. LLC:
2.95%, 1/15/2020	25,000	24,764
5.60%, 6/15/2042 (a)	40,000	37,290
6.20%, 10/1/2017	15,000	15,962
Florida Power & Light Co.:
4.05%, 10/1/2044	25,000	24,622
4.13%, 2/1/2042	7,000	6,972
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	7,523
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,339
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	19,713
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	14,737
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	7,843
Mississippi Power Co. 2.35%, 10/15/2016	50,000	50,286
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	49,160
NiSource Finance Corp.:
5.65%, 2/1/2045 (a)	7,000	7,979
5.95%, 6/15/2041	7,000	7,975
Northern States Power Co. 4.85%, 8/15/2040	10,000	10,947
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,128

5.50%, 3/15/2040	25,000	28,987
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	22,724
4.55%, 3/15/2044	40,000	40,695
5.25%, 5/15/2041	7,000	7,736
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	30,000	31,023
4.75%, 2/15/2044	32,000	33,256
PECO Energy Co. 4.15%, 10/1/2044	15,000	14,703
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	26,854
PG&E Corp. 2.40%, 3/1/2019	30,000	29,908
Potomac Electric Power Co. 3.60%, 3/15/2024	20,000	20,451
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	25,608
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	9,811
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,814
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	20,324
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	49,344
Series K, 4.05%, 5/1/2045	25,000	24,287
5.50%, 3/1/2040	24,000	28,341
South Carolina Electric & Gas Co. 6.05%, 1/15/2038 (a)	15,000	17,309
Southern California Edison Co.:
1.85%, 2/1/2022	37,143	36,590
Series B, 2.40%, 2/1/2022	35,000	33,886
4.65%, 10/1/2043	15,000	15,862
Series 05-E, 5.35%, 7/15/2035	50,000	56,748
Southern Co. 2.15%, 9/1/2019	10,000	9,781
Tampa Electric Co. 2.60%, 9/15/2022	20,000	19,427
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,141
TransAlta Corp.:
1.90%, 6/3/2017	40,000	38,200
6.50%, 3/15/2040	25,000	19,855
6.90%, 5/15/2018 (a)	15,000	15,075
Westar Energy, Inc.:
4.10%, 4/1/2043	45,000	44,128
4.13%, 3/1/2042	15,000	14,775
4.63%, 9/1/2043 (a)	30,000	31,701
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	30,000	30,029
3.10%, 6/1/2025 (a)	50,000	49,613
5.70%, 12/1/2036	7,000	8,300
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	35,000	34,017
5.00%, 7/15/2019	15,000	16,183
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,038

		2,045,715

See accompanying notes to financial statements.

176

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co.:
2.63%, 12/1/2021	$25,000	$24,668
2.63%, 2/15/2023	25,000	24,346
4.25%, 11/15/2020	15,000	16,111
5.25%, 11/15/2039	15,000	16,776

		81,901

ELECTRONICS — 1.7%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,000
4.00%, 2/1/2022	10,000	10,132
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	26,239
6.00%, 4/1/2020	25,000	27,036
Corning, Inc. 5.75%, 8/15/2040	64,000	69,132
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,317
5.00%, 2/15/2019	50,000	54,627
Series 30, 5.38%, 3/1/2041	25,000	29,234
Jabil Circuit, Inc. 4.70%, 9/15/2022	100,000	97,500
Koninklijke Philips NV:
3.75%, 3/15/2022	5,000	5,104
5.00%, 3/15/2042	5,000	4,775
6.88%, 3/11/2038	7,000	8,057
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016 (a)	15,000	15,082
3.30%, 2/15/2022	100,000	100,074

		478,309

ENGINEERING & CONSTRUCTION — 0.2%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	49,225
4.38%, 5/8/2042	15,000	14,895

		64,120

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
5.25%, 11/15/2021	6,000	6,603
6.20%, 3/1/2040	10,000	11,734

		18,337

FOOD — 2.0%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	48,732
4.25%, 4/15/2021	7,000	7,389
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	7,502
7.00%, 4/15/2019	25,000	27,612
Delhaize Group 5.70%, 10/1/2040	7,000	7,074
General Mills, Inc. 3.65%, 2/15/2024	12,000	12,226
Hershey Co.:
2.63%, 5/1/2023 (a)	25,000	24,297
4.13%, 12/1/2020	15,000	16,157
JM Smucker Co. 2.50%, 3/15/2020	50,000	49,505

Kellogg Co. Series B, 7.45%, 4/1/2031	5,000	6,204
Kraft Foods Group, Inc. 5.00%, 6/4/2042 (a)	5,000	5,044
Kroger Co.:
3.85%, 8/1/2023	15,000	15,498
6.15%, 1/15/2020	15,000	16,815
6.90%, 4/15/2038	40,000	49,952
Mondelez International, Inc.:
2.25%, 2/1/2019	35,000	34,896
4.00%, 2/1/2024	31,000	31,785
6.13%, 2/1/2018	10,000	10,836
Sysco Corp.:
4.85%, 10/1/2045 (a)	15,000	15,476
5.38%, 9/21/2035	30,000	33,197
6.63%, 3/17/2039	7,000	8,442
Tyson Foods, Inc. 2.65%, 8/15/2019	25,000	24,574
Unilever Capital Corp.:
2.75%, 2/10/2016	50,000	50,088
5.90%, 11/15/2032	50,000	63,566

		566,867

FOREST PRODUCTS & PAPER — 0.1%
Domtar Corp. 4.40%, 4/1/2022 (a)	35,000	35,320
International Paper Co. 4.75%, 2/15/2022	5,000	5,336

		40,656

GAS — 1.0%
AGL Capital Corp.:
3.50%, 9/15/2021	5,000	5,025
4.40%, 6/1/2043	25,000	23,054
5.25%, 8/15/2019	15,000	16,123
Atmos Energy Corp.:
4.15%, 1/15/2043	70,000	66,294
6.35%, 6/15/2017	15,000	15,924
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	4,728
National Fuel Gas Co. 3.75%, 3/1/2023	25,000	22,469
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	9,902
3.61%, 2/1/2024	15,000	15,137
4.66%, 2/1/2044	25,000	25,740
Sempra Energy:
2.40%, 3/15/2020	20,000	19,660
3.55%, 6/15/2024 (a)	40,000	39,637
6.00%, 10/15/2039	7,000	7,893
Southern California Gas Co.:
4.45%, 3/15/2044	5,000	5,170
Series HH, 5.45%, 4/15/2018 (a)	10,000	10,774

		287,530

HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	24,655
5.20%, 9/1/2040	15,000	16,202

		40,857

See accompanying notes to financial statements.

177

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE PRODUCTS — 1.6%
Baxter International, Inc. 5.38%, 6/1/2018	$100,000	$107,249
Becton Dickinson and Co.:
1.80%, 12/15/2017	20,000	19,969
3.73%, 12/15/2024	10,000	10,095
Boston Scientific Corp.:
6.00%, 1/15/2020	50,000	55,463
7.38%, 1/15/2040	5,000	6,111
CR Bard, Inc. 4.40%, 1/15/2021	7,000	7,370
Danaher Corp. 5.40%, 3/1/2019	40,000	43,957
Medtronic, Inc. 4.50%, 3/15/2042	15,000	15,113
St Jude Medical, Inc.:
2.00%, 9/15/2018	25,000	24,769
2.50%, 1/15/2016	10,000	10,004
Stryker Corp.:
2.00%, 9/30/2016	15,000	15,114
3.38%, 5/15/2024	25,000	24,818
4.10%, 4/1/2043	10,000	9,345
4.38%, 5/15/2044	25,000	24,422
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	50,000	49,798
5.75%, 11/30/2039	7,000	7,404

		431,001

HEALTH CARE SERVICES — 1.3%
Aetna, Inc.:
1.50%, 11/15/2017	25,000	24,825
3.95%, 9/1/2020 (a)	7,000	7,349
6.63%, 6/15/2036	7,000	8,326
Anthem, Inc.:
2.38%, 2/15/2017	25,000	25,233
3.13%, 5/15/2022	15,000	14,617
4.63%, 5/15/2042 (a)	50,000	47,477
Cigna Corp.:
4.00%, 2/15/2022	50,000	51,650
5.38%, 2/15/2042	25,000	27,418
Humana, Inc.:
2.63%, 10/1/2019	50,000	49,777
4.95%, 10/1/2044	15,000	14,953
8.15%, 6/15/2038	7,000	9,636
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,542
Quest Diagnostics, Inc. 4.25%, 4/1/2024	15,000	15,383
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	4,000	4,121
3.88%, 10/15/2020	15,000	15,860
4.25%, 3/15/2043	25,000	24,138
4.63%, 7/15/2035	20,000	20,799

		372,104

HOLDING COMPANIES-DIVERS — 0.4%
Leucadia National Corp. 5.50%, 10/18/2023	100,000	97,060

MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,282

		112,342

HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
3.70%, 5/1/2025 (a)	25,000	24,851
Series MTN, 4.85%, 6/15/2021	15,000	15,921

		40,772

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	50,000	49,287
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	22,561
6.00%, 5/15/2037	15,000	18,021
Procter & Gamble Co.:
1.45%, 8/15/2016	75,000	75,194
4.70%, 2/15/2019 (a)	30,000	32,629

		197,692

HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.50%, 12/15/2024	10,000	9,904
3.80%, 11/15/2021	15,000	15,682
5.95%, 10/15/2017	30,000	32,136
Kimberly-Clark Corp. 3.70%, 6/1/2043	5,000	4,595

		62,317

HOUSEWARES — 0.1%
Newell Rubbermaid, Inc. 4.00%, 12/1/2024	20,000	18,472

INSURANCE — 5.1%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,809
3.35%, 5/15/2024	5,000	5,020
Aflac, Inc. 6.45%, 8/15/2040	15,000	18,377
Allstate Corp.:
3.15%, 6/15/2023	10,000	9,970
4.50%, 6/15/2043	15,000	15,261
5.55%, 5/9/2035	50,000	57,650
American International Group, Inc.:
3.38%, 8/15/2020 (a)	25,000	25,618
4.50%, 7/16/2044	25,000	23,110
6.40%, 12/15/2020	6,000	6,903
Aon Corp. 3.13%, 5/27/2016	10,000	10,077
Aon PLC:
3.50%, 6/14/2024	25,000	24,416
4.60%, 6/14/2044	25,000	23,966
Assurant, Inc. 6.75%, 2/15/2034	40,000	46,341
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	29,768
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,130
CNA Financial Corp.:
5.75%, 8/15/2021	7,000	7,824
5.88%, 8/15/2020	50,000	55,474

See accompanying notes to financial statements.

178

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	$21,000	$19,653
5.13%, 4/15/2022	20,000	21,884
5.50%, 10/15/2016	35,000	36,168
Lincoln National Corp.:
4.00%, 9/1/2023	45,000	45,966
6.25%, 2/15/2020	7,000	7,876
Loews Corp.:
2.63%, 5/15/2023	35,000	33,187
4.13%, 5/15/2043	35,000	31,469
6.00%, 2/1/2035	7,000	7,957
Markel Corp. 7.13%, 9/30/2019	15,000	17,205
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	9,975
3.50%, 3/10/2025	25,000	24,563
4.05%, 10/15/2023	7,000	7,218
4.80%, 7/15/2021	10,000	10,874
MetLife, Inc.:
3.60%, 4/10/2024	19,000	19,305
5.70%, 6/15/2035	40,000	45,952
6.75%, 6/1/2016	20,000	20,458
Series A, 6.82%, 8/15/2018 (a)	7,000	7,852
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	33,874
4.35%, 5/15/2043	30,000	27,867
8.88%, 5/15/2019	10,000	11,941
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,779
4.35%, 4/25/2044	25,000	25,120
Prudential Financial, Inc.:
Series MTN, 2.35%, 8/15/2019	40,000	39,765
4.60%, 5/15/2044 (a)	20,000	19,873
5.70%, 12/14/2036	25,000	28,165
6.20%, 11/15/2040	25,000	29,480
Reinsurance Group of America, Inc.:
4.70%, 9/15/2023	50,000	52,550
6.45%, 11/15/2019	15,000	16,848
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	40,944
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	15,000	15,915
4.60%, 8/1/2043	15,000	15,673
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	18,610
Unum Group:
4.00%, 3/15/2024	5,000	4,974
7.13%, 9/30/2016	15,000	15,593
Voya Financial, Inc.:
2.90%, 2/15/2018 (a)	15,000	15,187
5.50%, 7/15/2022 (a)	40,000	44,699
5.70%, 7/15/2043	32,000	36,374
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	54,809
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	33,572
6.25%, 2/15/2037	15,000	17,385
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	4,982

5.75%, 10/1/2021	15,000	16,701
6.38%, 11/15/2024	15,000	17,460

		1,413,416

INTERNET — 1.2%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024	50,000	48,128
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	24,216
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,035
eBay, Inc.:
1.35%, 7/15/2017	50,000	49,561
2.60%, 7/15/2022	6,000	5,552
Expedia, Inc.:
4.50%, 8/15/2024	50,000	48,109
5.95%, 8/15/2020	10,000	10,859
Google, Inc.:
2.13%, 5/19/2016	15,000	15,087
3.63%, 5/19/2021	15,000	15,883
Symantec Corp.:
2.75%, 6/15/2017	50,000	50,146
3.95%, 6/15/2022	15,000	14,852

		332,428

IRON/STEEL — 0.4%
Nucor Corp.:
4.00%, 8/1/2023	25,000	24,242
5.20%, 8/1/2043 (a)	25,000	23,043
6.40%, 12/1/2037	7,000	7,365
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	14,721
Vale Overseas, Ltd.:
5.63%, 9/15/2019 (a)	25,000	22,562
6.88%, 11/10/2039 (a)	32,000	22,320

		114,253

IT SERVICES — 1.7%
Apple, Inc.:
2.00%, 5/6/2020	30,000	29,875
3.85%, 5/4/2043	50,000	46,249
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	40,285
EMC Corp. 3.38%, 6/1/2023 (a)	55,000	44,095
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (b)	20,000	19,965
4.40%, 10/15/2022 (b)	30,000	29,935
4.90%, 10/15/2025 (b)	30,000	29,436
HP, Inc.:
3.75%, 12/1/2020 (a)	75,000	74,002
4.65%, 12/9/2021	5,000	4,974
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	26,788
6.22%, 8/1/2027	15,000	18,573
NetApp, Inc.:
2.00%, 12/15/2017	15,000	14,877
3.38%, 6/15/2021	35,000	34,103
Seagate HDD Cayman 3.75%, 11/15/2018	50,000	49,500

		462,657

See accompanying notes to financial statements.

179

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

LEISURE TIME — 0.3%
Carnival Corp.:
1.20%, 2/5/2016	$25,000	$25,008
1.88%, 12/15/2017 (a)	25,000	24,958
3.95%, 10/15/2020	25,000	25,937

		75,903

LODGING — 1.1%
Marriott International, Inc.:
3.38%, 10/15/2020	75,000	76,503
6.38%, 6/15/2017	15,000	15,952
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	75,000	73,137
6.75%, 5/15/2018	22,000	24,073
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	14,914
3.90%, 3/1/2023	75,000	72,374
4.25%, 3/1/2022	30,000	30,038

		306,991

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
1.50%, 6/26/2017 (a)	25,000	25,036
3.90%, 5/27/2021	15,000	15,875
5.70%, 8/15/2016	25,000	25,711

		66,622

MACHINERY-DIVERSIFIED — 0.8%
Cummins, Inc.:
3.65%, 10/1/2023 (a)	17,000	17,363
7.13%, 3/1/2028	7,000	8,953
Deere & Co. 5.38%, 10/16/2029 (a)	7,000	8,096
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,071
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	9,850
2.88%, 3/1/2025	20,000	19,556
Roper Technologies, Inc.:
2.05%, 10/1/2018	50,000	49,438
6.25%, 9/1/2019	15,000	16,625
Xylem, Inc.:
3.55%, 9/20/2016	29,000	29,396
4.88%, 10/1/2021	35,000	36,832

		211,180

MEDIA — 2.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044 (a)	50,000	48,028
6.20%, 12/15/2034	15,000	17,029
CBS Corp. 7.88%, 7/30/2030	7,000	8,834
CCO Safari II LLC 6.38%, 10/23/2035 (b)	60,000	60,351
Comcast Corp. 4.65%, 7/15/2042	15,000	15,323
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
5.00%, 3/1/2021	25,000	27,002
6.38%, 3/1/2041	7,000	7,490

Discovery Communications LLC:
3.25%, 4/1/2023	35,000	32,163
4.88%, 4/1/2043	15,000	12,400
5.05%, 6/1/2020	10,000	10,629
5.63%, 8/15/2019	10,000	10,840
Grupo Televisa SAB 8.50%, 3/11/2032	5,000	6,018
Historic TW, Inc. 6.63%, 5/15/2029 (a)	50,000	58,786
McGraw-Hill Financial, Inc. 4.40%, 2/15/2026	15,000	15,306
NBCUniversal Media LLC:
2.88%, 1/15/2023	50,000	49,682
4.45%, 1/15/2043	20,000	19,752
5.15%, 4/30/2020	22,000	24,521
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	50,000	50,291
Time Warner Cable, Inc.:
4.50%, 9/15/2042	10,000	8,003
5.00%, 2/1/2020 (a)	25,000	26,414
6.55%, 5/1/2037	15,000	15,136
6.75%, 7/1/2018	25,000	27,290
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	4,909
4.70%, 1/15/2021	5,000	5,370
Viacom, Inc.:
4.25%, 9/1/2023 (a)	20,000	19,393
4.38%, 3/15/2043	40,000	28,738
4.85%, 12/15/2034	20,000	16,395
5.85%, 9/1/2043	25,000	21,858
Walt Disney Co.:
Series MTN, 1.10%, 12/1/2017 (a)	50,000	49,781
Series MTN, 2.35%, 12/1/2022	29,000	28,678
2.75%, 8/16/2021	7,000	7,109
Series E, 4.13%, 12/1/2041 (a)	15,000	15,035
4.13%, 6/1/2044	15,000	15,087

		763,641

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp.:
1.25%, 1/15/2018	50,000	49,576
2.50%, 1/15/2023	2,000	1,922

		51,498

MINING — 1.7%
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	11,000	9,377
Barrick North America Finance LLC:
4.40%, 5/30/2021	25,000	22,423
5.75%, 5/1/2043	25,000	18,106
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	40,000	36,692
3.85%, 9/30/2023 (a)	25,000	23,701
5.00%, 9/30/2043	45,000	40,806
6.50%, 4/1/2019	10,000	11,075
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	46,533
Kinross Gold Corp. 5.95%, 3/15/2024	75,000	49,500

See accompanying notes to financial statements.

180

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	$30,000	$26,769
4.88%, 3/15/2042 (a)	15,000	10,750
5.88%, 4/1/2035	7,000	5,454
6.25%, 10/1/2039 (a)	25,000	19,889
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	35,000	34,355
2.25%, 12/14/2018	25,000	24,216
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	50,000	49,015
5.20%, 11/2/2040 (a)	10,000	9,068
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	10,819
7.50%, 7/27/2035 (a)	25,000	23,146

		471,694

MISCELLANEOUS MANUFACTURER — 2.0%
3M Co.:
1.38%, 9/29/2016	15,000	15,038
Series MTN, 2.00%, 8/7/2020	100,000	99,430
Series MTN, 3.88%, 6/15/2044	10,000	9,689
Dover Corp. 5.38%, 3/1/2041	10,000	11,270
Eaton Corp.:
2.75%, 11/2/2022	37,000	35,794
6.95%, 3/20/2019	7,000	7,916
Eaton Electric Holdings LLC 2.38%, 1/15/2016	7,000	7,002
General Electric Co. 4.50%, 3/11/2044	10,000	10,291
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	25,705
3.90%, 9/1/2042	25,000	23,611
4.88%, 9/15/2041	7,000	7,581
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	77,489
6.88%, 8/15/2018	10,000	11,030
Parker-Hannifin Corp.:
Series MTN, 3.30%, 11/21/2024	25,000	25,252
4.45%, 11/21/2044	25,000	25,819
5.50%, 5/15/2018	15,000	16,183
6.25%, 5/15/2038	7,000	8,866
Pentair Finance SA:
3.15%, 9/15/2022	35,000	32,918
5.00%, 5/15/2021	15,000	15,583
Textron, Inc.:
3.65%, 3/1/2021 (a)	25,000	25,022
4.30%, 3/1/2024 (a)	25,000	25,495
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	9,958
3.45%, 8/1/2024	15,000	15,004
4.88%, 1/15/2021	15,000	16,016

		557,962

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	49,091
Xerox Corp.:
3.80%, 5/15/2024 (a)	5,000	4,666
4.50%, 5/15/2021 (a)	3,000	3,014

6.40%, 3/15/2016	35,000	35,323

		92,094

OIL & GAS — 3.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	7,000	7,193
6.45%, 9/15/2036 (a)	22,000	20,984
Apache Corp. 6.00%, 1/15/2037	25,000	23,659
BP Capital Markets PLC 3.25%, 5/6/2022	5,000	4,935
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	20,000	19,327
3.90%, 2/1/2025 (a)	20,000	17,506
6.50%, 2/15/2037 (a)	15,000	14,146
Cenovus Energy, Inc.:
3.80%, 9/15/2023 (a)	10,000	8,928
5.20%, 9/15/2043	25,000	19,727
5.70%, 10/15/2019	15,000	15,699
6.75%, 11/15/2039	7,000	6,627
Chevron Corp. 4.95%, 3/3/2019 (a)	10,000	10,822
ConocoPhillips 6.50%, 2/1/2039 (a)	10,000	10,659
Continental Resources, Inc. 3.80%, 6/1/2024 (a)	10,000	7,000
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	40,000	29,539
6.30%, 1/15/2019	50,000	51,455
Diamond Offshore Drilling, Inc.:
4.88%, 11/1/2043 (a)	50,000	30,750
5.88%, 5/1/2019	15,000	15,150
Encana Corp.:
3.90%, 11/15/2021 (a)	15,000	12,300
6.50%, 8/15/2034	50,000	40,251
6.50%, 2/1/2038	10,000	7,921
Ensco PLC 4.70%, 3/15/2021	15,000	12,225
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	48,908
4.40%, 6/1/2020	15,000	15,830
EQT Corp.:
4.88%, 11/15/2021	50,000	47,841
6.50%, 4/1/2018	15,000	15,790
Exxon Mobil Corp. 2.71%, 3/6/2025 (a)	20,000	19,495
Hess Corp.:
5.60%, 2/15/2041 (a)	15,000	12,424
7.88%, 10/1/2029	7,000	7,518
Husky Energy, Inc. 4.00%, 4/15/2024	10,000	8,965
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	15,708
Murphy Oil Corp.:
3.70%, 12/1/2022	25,000	18,845
5.13%, 12/1/2042	10,000	6,151
7.05%, 5/1/2029	15,000	13,586
Nabors Industries, Inc.:
5.10%, 9/15/2023 (a)	5,000	3,950
9.25%, 1/15/2019	5,000	5,275

See accompanying notes to financial statements.

181

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Noble Energy, Inc.:
4.15%, 12/15/2021	$15,000	$14,349
5.25%, 11/15/2043	35,000	27,462
8.25%, 3/1/2019	7,000	7,594
Noble Holding International, Ltd.:
4.63%, 3/1/2021	40,000	28,200
6.20%, 8/1/2040	5,000	2,950
Phillips 66 4.88%, 11/15/2044	30,000	26,824
Pioneer Natural Resources Co.:
3.95%, 7/15/2022 (a)	75,000	69,169
7.50%, 1/15/2020	25,000	26,556
Rowan Cos., Inc. 7.88%, 8/1/2019	10,000	9,900
Sasol Financing International PLC 4.50%, 11/14/2022	45,000	41,308
Shell International Finance B.V.:
4.13%, 5/11/2035 (a)	20,000	18,863
4.30%, 9/22/2019 (a)	7,000	7,471
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	50,000	30,750
7.50%, 2/1/2018 (a)	30,000	25,200
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,434
Valero Energy Corp.:
3.65%, 3/15/2025	25,000	23,545
4.90%, 3/15/2045	20,000	16,697
6.63%, 6/15/2037	7,000	7,084
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,134

		1,034,579

OIL & GAS SERVICES — 1.0%
Baker Hughes, Inc.:
3.20%, 8/15/2021	50,000	49,238
5.13%, 9/15/2040	20,000	19,736
Cameron International Corp.:
1.15%, 12/15/2016	25,000	24,746
5.95%, 6/1/2041	7,000	7,656
Halliburton Co.:
4.50%, 11/15/2041	7,000	6,456
6.70%, 9/15/2038	7,000	7,962
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	47,000	41,290
3.95%, 12/1/2042	22,000	16,683
Schlumberger Investment SA 3.65%, 12/1/2023 (a)	52,000	52,711
SESI LLC 7.13%, 12/15/2021 (a)	70,000	62,300

		288,778

PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,340
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,115
4.90%, 3/1/2022	22,000	23,225

		48,680

PHARMACEUTICALS — 4.1%
Abbott Laboratories:
6.00%, 4/1/2039	25,000	30,288
6.15%, 11/30/2037	7,000	8,576
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	24,248
4.40%, 11/6/2042	15,000	14,056
Actavis Funding SCS 2.35%, 3/12/2018	50,000	50,058
Actavis, Inc. 3.25%, 10/1/2022	75,000	73,632
AstraZeneca PLC:
3.38%, 11/16/2025	25,000	24,790
4.00%, 9/18/2042 (a)	5,000	4,710
5.90%, 9/15/2017 (a)	7,000	7,509
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	25,652
5.88%, 11/15/2036	10,000	12,249
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	24,680
3.50%, 11/15/2024	25,000	24,951
4.50%, 11/15/2044	10,000	9,701
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	15,710
Express Scripts Holding Co.:
3.13%, 5/15/2016	56,000	56,374
3.50%, 6/15/2024	25,000	24,594
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,029
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	7,879
5.65%, 5/15/2018	100,000	109,133
Johnson & Johnson 5.85%, 7/15/2038	32,000	41,186
McKesson Corp.:
2.28%, 3/15/2019	100,000	99,641
4.75%, 3/1/2021	15,000	16,191
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	15,683
Merck & Co., Inc.:
1.30%, 5/18/2018 (a)	50,000	49,797
2.80%, 5/18/2023	75,000	74,624
3.70%, 2/10/2045	5,000	4,622
3.88%, 1/15/2021 (a)	15,000	15,995
Mylan, Inc. 2.60%, 6/24/2018 (a)	35,000	34,771
Novartis Capital Corp.:
3.40%, 5/6/2024 (a)	25,000	25,834
4.40%, 5/6/2044	25,000	26,077
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	14,964
1.50%, 6/15/2018 (a)	7,000	6,946
3.00%, 6/15/2023 (a)	7,000	7,058
Sanofi 1.25%, 4/10/2018	50,000	49,750
Teva Pharmaceutical Finance Co. B.V.:
2.40%, 11/10/2016	50,000	50,310
2.95%, 12/18/2022	20,000	19,115

See accompanying notes to financial statements.

182

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020(a)	$20,000	$19,332
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	14,333
4.70%, 2/1/2043	5,000	4,395

		1,149,443

PIPELINES — 3.1%
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	50,000	43,487
5.88%, 11/15/2016	7,000	7,068
Buckeye Partners L.P. 2.65%, 11/15/2018	10,000	9,347
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	6,820
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	12,962
3.90%, 5/15/2024	20,000	15,293
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	23,836
5.50%, 9/15/2040	50,000	38,962
Enbridge, Inc.:
3.50%, 6/10/2024 (a)	60,000	50,085
4.50%, 6/10/2044	25,000	17,171
Energy Transfer Partners L.P.:
5.20%, 2/1/2022	10,000	9,178
9.00%, 4/15/2019	7,000	7,542
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	25,000	22,767
5.60%, 4/1/2044	50,000	33,147
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	13,665
4.85%, 3/15/2044	15,000	11,948
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	50,000	43,492
4.30%, 5/1/2024	20,000	16,999
6.50%, 9/1/2039	5,000	4,199
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	18,503
5.15%, 10/15/2043	50,000	41,255
6.55%, 7/15/2019	15,000	16,379
ONEOK Partners L.P.:
3.25%, 2/1/2016	9,000	9,016
3.38%, 10/1/2022	50,000	40,434
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	23,497
3.61%, 2/15/2025	5,000	4,319
Plains All American Pipeline L.P. / PAA Finance Corp.:
4.70%, 6/15/2044 (a)	15,000	10,392
5.75%, 1/15/2020 (a)	15,000	14,840
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	6,538
Spectra Energy Capital LLC 8.00%, 10/1/2019 (a)	15,000	16,957
Spectra Energy Partners L.P. 4.60%, 6/15/2021	18,000	17,913
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	4,000	3,635
4.95%, 1/15/2043	15,000	10,312

TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023 (a)	25,000	24,707
5.00%, 10/16/2043	10,000	9,468
6.20%, 10/15/2037	7,000	7,370
7.25%, 8/15/2038	25,000	29,639
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	4,812
5.38%, 6/1/2021	25,000	25,309
Williams Cos., Inc.:
3.70%, 1/15/2023	25,000	16,750
4.55%, 6/24/2024	10,000	6,750
Series A, 7.50%, 1/15/2031	15,000	11,100
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	15,855
4.00%, 9/15/2025 (a)	50,000	37,296
4.13%, 11/15/2020 (a)	22,000	19,136
5.25%, 3/15/2020	25,000	23,084

		853,234

REAL ESTATE — 0.6%
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	80,000	77,775
CBRE Services, Inc. 4.88%, 3/1/2026	80,000	79,672

		157,447

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	9,775
4.60%, 4/1/2022	30,000	31,153
American Tower Corp.:
3.40%, 2/15/2019	50,000	50,964
4.50%, 1/15/2018	15,000	15,646
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	49,713
Series GMTN, 3.63%, 10/1/2020	25,000	25,898
5.70%, 3/15/2017	15,000	15,688
BioMed Realty L.P. 2.63%, 5/1/2019	85,000	81,768
Boston Properties L.P.:
3.80%, 2/1/2024	25,000	25,380
4.13%, 5/15/2021	40,000	41,889
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	9,660
4.55%, 10/1/2029	25,000	24,020
Camden Property Trust:
3.50%, 9/15/2024	50,000	48,802
4.63%, 6/15/2021	53,000	56,464
DDR Corp.:
3.38%, 5/15/2023	30,000	28,360
3.63%, 2/1/2025	20,000	18,812
4.75%, 4/15/2018	30,000	31,338
7.50%, 4/1/2017	50,000	53,259
Digital Delta Holdings LLC 3.40%, 10/1/2020 (a) (b)	50,000	49,888
Digital Realty Trust L.P. 3.63%, 10/1/2022	20,000	19,243
Duke Realty L.P.:
3.75%, 12/1/2024	25,000	24,305
3.88%, 2/15/2021	50,000	51,142

See accompanying notes to financial statements.

183

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

ERP Operating L.P.:
2.38%, 7/1/2019	$60,000	$59,949
4.50%, 7/1/2044	15,000	14,952
5.38%, 8/1/2016	75,000	76,714
Essex Portfolio L.P. 3.88%, 5/1/2024	25,000	25,085
Federal Realty Investment Trust 4.50%, 12/1/2044	45,000	45,214
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,687
5.38%, 2/1/2021	7,000	7,612
Hospitality Properties Trust:
4.50%, 3/15/2025 (a)	50,000	48,079
5.00%, 8/15/2022 (a)	30,000	30,914
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	65,000	62,545
6.00%, 10/1/2021	22,000	24,324
Kilroy Realty L.P. 4.25%, 8/15/2029	50,000	48,856
Kimco Realty Corp.:
3.13%, 6/1/2023	50,000	48,226
3.20%, 5/1/2021	50,000	49,997
4.30%, 2/1/2018	15,000	15,556
Mack-Cali Realty L.P.:
2.50%, 12/15/2017 (a)	75,000	74,529
3.15%, 5/15/2023	50,000	42,748
7.75%, 8/15/2019 (a)	15,000	16,824
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	30,042
3.90%, 6/15/2024	25,000	24,776
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	50,507
Realty Income Corp.:
3.88%, 7/15/2024 (a)	20,000	19,642
6.75%, 8/15/2019	65,000	73,782
Regency Centers L.P. 3.90%, 11/1/2025	100,000	99,788
Select Income REIT 4.50%, 2/1/2025	50,000	46,543
Simon Property Group L.P.:
3.38%, 10/1/2024	20,000	20,146
4.25%, 10/1/2044 (a)	5,000	5,024
UDR, Inc.:
Series MTN, 3.75%, 7/1/2024	25,000	24,954
Series MTN, 4.25%, 6/1/2018	30,000	31,278
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,444
Weingarten Realty Investors 4.45%, 1/15/2024	125,000	127,680
Welltower, Inc.:
3.63%, 3/15/2016	50,000	50,217
5.13%, 3/15/2043 (a)	5,000	5,003
6.13%, 4/15/2020	30,000	33,616
6.50%, 3/15/2041	25,000	29,218
Weyerhaeuser Co.:
4.63%, 9/15/2023	40,000	41,626
7.38%, 3/15/2032	40,000	47,636

		2,246,900

RETAIL — 4.5%
AutoNation, Inc.:
3.35%, 1/15/2021 (a)	25,000	24,942
4.50%, 10/1/2025	25,000	24,909
AutoZone, Inc.:
2.88%, 1/15/2023	15,000	14,487
3.13%, 7/15/2023	50,000	48,845
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	24,062
Best Buy Co., Inc. 5.00%, 8/1/2018 (a)	50,000	51,762
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,790
2.25%, 2/15/2022	20,000	19,577
5.50%, 3/15/2017 (a)	7,000	7,365
CVS Health Corp.:
2.75%, 12/1/2022	5,000	4,823
3.38%, 8/12/2024	15,000	14,833
6.13%, 8/15/2016	56,000	57,600
Dollar General Corp. 3.25%, 4/15/2023	47,000	44,923
Gap, Inc. 5.95%, 4/12/2021 (a)	30,000	31,185
Home Depot, Inc.:
3.75%, 2/15/2024	50,000	53,060
4.20%, 4/1/2043	55,000	55,173
5.40%, 9/15/2040	7,000	8,104
Lowe’s Cos., Inc.:
3.38%, 9/15/2025 (a)	25,000	25,343
3.75%, 4/15/2021	15,000	15,809
4.25%, 9/15/2044 (a)	25,000	24,916
4.38%, 9/15/2045	30,000	30,724
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,210
3.88%, 1/15/2022	7,000	6,870
5.90%, 12/1/2016	25,000	25,966
6.70%, 7/15/2034	7,000	7,406
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,425
Series MTN, 6.30%, 3/1/2038	25,000	29,064
Nordstrom, Inc.:
4.00%, 10/15/2021	15,000	15,682
6.25%, 1/15/2018 (a)	50,000	54,356
O’Reilly Automotive, Inc.:
3.85%, 6/15/2023 (a)	30,000	30,084
4.63%, 9/15/2021	7,000	7,398
QVC, Inc.:
4.45%, 2/15/2025	25,000	22,974
5.13%, 7/2/2022	15,000	14,999
5.95%, 3/15/2043	22,000	19,229
Staples, Inc.:
2.75%, 1/12/2018	10,000	9,917
4.38%, 1/12/2023	15,000	14,299
Starbucks Corp.:
0.88%, 12/5/2016	25,000	24,941
3.85%, 10/1/2023	25,000	26,546
Target Corp.:
2.30%, 6/26/2019	20,000	20,268
3.88%, 7/15/2020 (a)	25,000	26,743

See accompanying notes to financial statements.

184

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 7/1/2042 (a)	$10,000	$9,760
6.35%, 11/1/2032	10,000	12,478
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	25,259
Wal-Mart Stores, Inc.:
4.25%, 4/15/2021 (a)	50,000	54,905
5.25%, 9/1/2035	15,000	17,115
5.63%, 4/1/2040	10,000	11,798
Walgreen Co.:
4.40%, 9/15/2042	30,000	25,819
5.25%, 1/15/2019	2,000	2,139
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019 (a)	75,000	74,179
3.30%, 11/18/2021 (a)	30,000	29,292
3.80%, 11/18/2024 (a)	5,000	4,844
4.80%, 11/18/2044	5,000	4,550

		1,241,747

ROAD & RAIL — 0.1%
Kansas City Southern Co. 4.30%, 5/15/2043 (b)	25,000	22,167

SEMICONDUCTORS — 1.8%
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	26,649
5.85%, 6/15/2041	59,000	64,377
Broadcom Corp.:
3.50%, 8/1/2024	50,000	49,176
4.50%, 8/1/2034	25,000	25,719
Intel Corp.:
2.70%, 12/15/2022	50,000	49,450
4.25%, 12/15/2042	10,000	9,734
4.80%, 10/1/2041	10,000	10,485
Lam Research Corp.:
2.75%, 3/15/2020	40,000	38,941
3.80%, 3/15/2025 (a)	30,000	28,266
QUALCOMM, Inc.:
3.45%, 5/20/2025	40,000	38,214
4.80%, 5/20/2045	50,000	43,680
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,877
2.75%, 3/12/2021	25,000	25,058
Xilinx, Inc.:
2.13%, 3/15/2019 (a)	20,000	19,770
3.00%, 3/15/2021	20,000	19,903

		499,299

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2025(a)	75,000	72,948
CA, Inc. 5.38%, 12/1/2019	65,000	70,038
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	35,000	34,544
2.00%, 4/15/2018	4,000	3,932
3.50%, 4/15/2023	6,000	5,696
3.63%, 10/15/2020	10,000	10,118
3.88%, 6/5/2024	30,000	28,604
5.00%, 10/15/2025	4,000	4,105
Fiserv, Inc. 4.63%, 10/1/2020 (a)	30,000	31,909

Oracle Corp.:
1.20%, 10/15/2017	15,000	14,965
2.25%, 10/8/2019 (a)	10,000	10,072
3.40%, 7/8/2024	10,000	10,126
6.13%, 7/8/2039	7,000	8,501

		305,558

TELECOMMUNICATIONS — 2.2%
America Movil SAB de CV 6.13%, 3/30/2040	10,000	11,059
AT&T, Inc.:
2.30%, 3/11/2019	10,000	9,984
2.63%, 12/1/2022	30,000	28,425
4.45%, 5/15/2021	25,000	26,593
4.75%, 5/15/2046	20,000	18,263
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,908
2.35%, 2/14/2019	5,000	4,985
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	29,388
Cisco Systems, Inc.:
2.13%, 3/1/2019	90,000	90,617
3.15%, 3/14/2017	15,000	15,370
5.90%, 2/15/2039 (a)	7,000	8,467
Deutsche Telekom International Finance B.V.:
5.75%, 3/23/2016	15,000	15,139
8.75%, 6/15/2030	11,000	15,243
Embarq Corp. 7.08%, 6/1/2016	15,000	15,234
Orange SA:
2.75%, 9/14/2016	25,000	25,281
2.75%, 2/6/2019	10,000	10,119
5.50%, 2/6/2044 (a)	10,000	10,650
Qwest Corp. 6.88%, 9/15/2033	38,000	36,575
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	14,999
6.80%, 8/15/2018	25,000	27,863
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	50,979
Telefonica Emisiones SAU 3.99%, 2/16/2016	35,000	35,096
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	10,029
4.75%, 11/1/2041	30,000	28,051
5.01%, 8/21/2054	15,000	13,742
5.15%, 9/15/2023	10,000	10,960
Verizon New York, Inc. Series B, 7.38%, 4/1/2032	15,000	17,036
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,948

		610,003

TEXTILES — 0.3%
Cintas Corp. No 2:
2.85%, 6/1/2016	15,000	15,059
3.25%, 6/1/2022	50,000	50,207
6.15%, 8/15/2036	12,000	14,158

		79,424

See accompanying notes to financial statements.

185

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

TOBACCO — 0.1%
Reynolds American, Inc.:
3.50%, 8/4/2016 (a)	$7,000	$7,075
4.75%, 11/1/2042	5,000	4,773
6.88%, 5/1/2020	25,000	28,688

		40,536

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	5,000	4,952
2.50%, 11/1/2016	6,000	6,059
6.20%, 10/1/2040	3,000	3,128

		14,139

TRANSPORTATION — 1.9%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	5,000	4,915
3.40%, 9/1/2024	10,000	9,973
4.38%, 9/1/2042	20,000	18,987
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	14,959
2.95%, 11/21/2024	25,000	24,661
4.50%, 11/7/2043	25,000	26,422
6.20%, 6/1/2036	7,000	8,817
Canadian Pacific Railway Co.:
2.90%, 2/1/2025 (a)	25,000	23,495
4.45%, 3/15/2023	15,000	15,830
5.75%, 3/15/2033	25,000	26,934
CSX Corp.:
3.35%, 11/1/2025	50,000	48,624
3.70%, 10/30/2020	15,000	15,576
4.50%, 8/1/2054	25,000	22,479
FedEx Corp.:
2.63%, 8/1/2022 (a)	22,000	21,387
3.90%, 2/1/2035	25,000	22,792
Kansas City Southern 3.00%, 5/15/2023 (a) (b)	50,000	47,494
Norfolk Southern Corp.:
3.25%, 12/1/2021	32,000	31,828
4.80%, 8/15/2043	20,000	19,579
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	14,775
Series MTN, 2.45%, 9/3/2019	30,000	29,327
Union Pacific Corp.:
3.25%, 1/15/2025	25,000	25,372
3.88%, 2/1/2055	25,000	21,929
4.16%, 7/15/2022 (a)	15,000	16,149
4.30%, 6/15/2042	7,000	7,011
United Parcel Service, Inc. 4.88%, 11/15/2040	17,000	18,850

		538,165

TRUCKING & LEASING — 0.3%
GATX Corp.:
1.25%, 3/4/2017 (a)	10,000	9,907
2.38%, 7/30/2018	7,000	6,939
2.50%, 7/30/2019	30,000	29,393
2.60%, 3/30/2020	25,000	24,282
5.20%, 3/15/2044	20,000	19,650

		90,171

WATER — 0.3%
American Water Capital Corp.:
3.40%, 3/1/2025	35,000	34,929
4.30%, 12/1/2042	10,000	9,968
6.09%, 10/15/2017	10,000	10,708
United Utilities PLC 6.88%, 8/15/2028	15,000	17,416

		73,021

TOTAL CORPORATE BONDS & NOTES (Cost $28,110,104)		27,231,152

	Shares

SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	338,452	338,452
State Street Navigator Securities Lending Prime Portfolio (d) (f)	1,968,895	1,968,895

TOTAL SHORT-TERM INVESTMENTS (g) (Cost $2,307,347)		2,307,347

TOTAL INVESTMENTS — 106.4%(h) (Cost $30,417,451)		29,538,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(1,765,936)

NET ASSETS — 100.0%		$27,772,563

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 1.3% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Investment of cash collateral for securities loaned
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

186

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 66.2%
AUTO MANUFACTURERS — 6.1%
Fiat Chrysler Automobiles NV Series FCAU, 7.88%, 12/15/2016 (a)	$665,310	$77,209,225
Tesla Motors, Inc.:
0.25%, 3/1/2019	19,089,000	17,907,391
1.25%, 3/1/2021	31,550,000	28,988,140
1.50%, 6/1/2018	14,858,000	29,010,245

		153,115,001

BIOTECHNOLOGY — 1.7%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)	14,045,000	15,327,308
0.50%, 6/15/2021 (a)	12,400,000	14,446,000
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	11,665,000	13,079,965

		42,853,273

COAL — 0.0%(b)
Peabody Energy Corp. 4.75%, 12/15/2066	19,785,000	965,508

CONSTRUCTION MATERIALS — 0.6%
Cemex SAB de CV 3.75%, 3/15/2018	15,688,000	14,658,867

ENERGY-ALTERNATE SOURCES — 0.6%
SolarCity Corp. 1.63%, 11/1/2019	12,807,000	10,181,565
SunEdison, Inc. 0.25%, 1/15/2020 (c)	14,990,000	5,921,050

		16,102,615

GAS — 0.7%
CenterPoint Energy, Inc. 4.18%, 9/15/2029 (d)	317,421	17,969,965

HEALTH CARE PRODUCTS — 1.2%
Hologic, Inc. Series 2012, VRN, 2.00%, 3/1/2042 (d)	11,052,000	14,741,158
Wright Medical Group, Inc. 2.00%, 2/15/2020 (c)	14,628,000	15,085,856

		29,827,014

HEALTH CARE SERVICES — 1.9%
Anthem, Inc. 2.75%, 10/15/2042 (a)	14,693,000	28,045,998
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	11,750,000	18,183,125

		46,229,123

HOUSEHOLD PRODUCTS & WARES — 1.5%
Jarden Corp.:
1.13%, 3/15/2034 (a)	14,550,000	17,823,750
1.88%, 9/15/2018	11,475,000	20,877,615

		38,701,365

INSURANCE — 1.3%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	11,500,000	15,999,950
Old Republic International Corp. 3.75%, 3/15/2018 (a)	13,272,000	16,839,514

		32,839,464

INTERNET — 14.4%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020 (a) (c)	15,400,000	17,037,020
1.25%, 10/15/2018 (a)	17,600,000	23,254,880
LinkedIn Corp. 0.50%, 11/1/2019	29,350,000	30,726,515
Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	22,002,000	26,072,370
0.90%, 9/15/2021 (a)	21,850,000	22,026,985
1.00%, 3/15/2018	22,936,000	32,640,221
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (a)	11,500,000	11,097,500
1.75%, 8/15/2021 (a)	12,550,000	12,079,375
2.50%, 9/15/2018 (a)	14,350,000	14,081,655
SINA Corp. 1.00%, 12/1/2018 (a)	19,000,000	18,359,700
Twitter, Inc.:
0.25%, 9/15/2019	21,400,000	18,123,660
1.00%, 9/15/2021 (a)	22,250,000	18,523,125
VeriSign, Inc. 4.30%, 8/15/2037 (a)	27,823,000	70,948,650
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	13,622,000	14,354,864
Yahoo!, Inc. Zero Coupon, 12/1/2018	31,850,000	31,072,860

		360,399,380

INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016	12,898,000	12,885,102

IT SERVICES — 3.2%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (a) (c)	11,970,000	11,528,307
SanDisk Corp.:
0.50%, 10/15/2020	32,102,000	33,325,086
1.50%, 8/15/2017	22,944,000	35,978,487

		80,831,880

MEDIA — 2.1%
Liberty Interactive LLC 0.75%, 3/30/2043	19,100,000	28,961,330
Liberty Media Corp. 1.38%, 10/15/2023	23,127,000	22,650,584

		51,611,914

MINING — 0.5%
Newmont Mining Corp. Series B, 1.63%, 7/15/2017	13,160,000	12,929,700

OIL & GAS — 3.0%
Cheniere Energy, Inc. 4.25%, 3/15/2045	13,400,000	7,068,500
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	28,423,000	13,643,040
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	29,565,000	16,925,963
3.13%, 5/15/2024 (a)	31,865,000	16,968,112
Whiting Petroleum Corp. 1.25%, 4/1/2020 (a) (c)	29,050,000	19,300,820

		73,906,435

See accompanying notes to financial statements.

187

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PHARMACEUTICALS — 2.9%
Herbalife, Ltd. 2.00%, 8/15/2019	$27,658,000	$23,476,110
Impax Laboratories, Inc. 2.00%, 6/15/2022 (c)	13,750,000	13,527,250
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)	13,622,000	14,184,589
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (a)	13,197,000	20,604,476

		71,792,425

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (c)	13,250,000	14,426,600
Starwood Property Trust, Inc. 4.55%, 3/1/2018	14,162,000	14,339,025
VEREIT, Inc. 3.00%, 8/1/2018 (a)	13,684,000	12,691,910

		41,457,535

SEMICONDUCTORS — 14.4%
Intel Corp.:
2.95%, 12/15/2035	36,769,000	47,226,103
3.25%, 8/1/2039	46,378,000	77,075,598
Microchip Technology, Inc.:
1.63%, 2/15/2025 (a) (c)	37,900,000	37,665,020
2.13%, 12/15/2037	13,442,000	25,557,275
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (a)	21,850,000	18,203,235
Novellus Systems, Inc. 2.63%, 5/15/2041	15,250,000	35,799,375
NVIDIA Corp. 1.00%, 12/1/2018	33,250,000	55,175,050
NXP Semiconductors NV 1.00%, 12/1/2019	26,050,000	28,558,615
ON Semiconductor Corp. 1.00%, 12/1/2020 (a) (c)	14,950,000	13,866,125
Xilinx, Inc. 2.63%, 6/15/2017	13,851,000	22,491,254

		361,617,650

SOFTWARE — 5.5%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)	16,250,000	15,590,250
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	33,255,000	36,208,044
Nuance Communications, Inc. 1.00%, 12/15/2035 (c)	12,000,000	11,520,000
Red Hat, Inc. 0.25%, 10/1/2019 (a)	17,500,000	22,750,000
salesforce.com, Inc. 0.25%, 4/1/2018 (a)	26,532,000	34,128,112
ServiceNow, Inc. Zero Coupon, 11/1/2018	12,648,000	16,221,060

		136,417,466

TELECOMMUNICATIONS — 2.4%
Ciena Corp. 0.88%, 6/15/2017 (a)	11,650,000	11,432,145

Clearwire Communications LLC / Clearwire Finance, Inc. 8.25%, 12/1/2040 (c)	15,323,000	15,323,000
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (a)	12,900,000	21,366,270
Viavi Solutions, Inc. 0.63%, 8/15/2033	14,000,000	13,116,600

		61,238,015

TOTAL CORPORATE BONDS & NOTES (Cost $1,606,122,777)		1,658,349,697

	Shares

CONVERTIBLE PREFERRED STOCKS — 33.7%
AGRICULTURE — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	155,000	14,421,200

BANKS — 7.1%
Bank of America Corp. Series L, 7.25%, 12/31/2049	68,483	74,870,409
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	88,586	101,866,813

		176,737,222

ELECTRIC — 4.4%
AES Trust III 6.75%, 10/15/2029 (a)	253,823	12,711,456
Dominion Resources, Inc. Series B, 6.00%, 7/1/2016	265,600	14,254,752
Dominion Resources, Inc. Series A, 6.13%, 4/1/2016	243,950	12,948,866
Dominion Resources, Inc. 6.38%, 7/1/2017 (a)	459,800	22,107,184
Exelon Corp. 6.50%, 6/1/2017	527,000	21,327,690
NextEra Energy, Inc. 5.80%, 9/1/2016	213,500	11,665,640
NextEra Energy, Inc. 6.37%, 9/1/2018 (a)	309,000	16,324,470

		111,340,058

ENERGY-ALTERNATE SOURCES — 0.2%
SunEdison, Inc. Series A, 6.75%, 12/31/2049	16,000	5,539,616

ENVIRONMENTAL CONTROL — 0.6%
Stericycle, Inc. 5.25%, 9/15/2018	162,250	14,855,610

FOOD — 1.7%
Tyson Foods, Inc. 4.75%, 7/15/2017	687,000	41,687,160

HEALTH CARE PRODUCTS — 0.5%
Alere, Inc. Series B, 3.00%, 12/31/2049	45,461	13,193,737

HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	580,000	26,709,000

IRON/STEEL — 0.0% (b)
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016	843,350	1,222,857

See accompanying notes to financial statements.

188

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MINING — 0.7%
Alcoa, Inc. Series 1, 5.38%, 10/1/2017	561,000	$18,686,910

OIL & GAS — 0.8%
Chesapeake Energy Corp. 5.75%, 12/31/2049 (c)	23,900	4,102,841
Southwestern Energy Co. Series B, 6.25%, 1/15/2018	826,000	15,322,300

		19,425,141

PHARMACEUTICALS — 7.7%
Allergan PLC Series A, 5.50%, 3/1/2018	113,550	116,976,939
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	75,000	76,301,880

		193,278,819

PIPELINES — 1.2%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	737,500	29,721,250

REAL ESTATE INVESTMENT TRUSTS — 4.2%
American Tower Corp. Series A, 5.25%, 5/15/2017	141,500	14,469,790
American Tower Corp. 5.50%, 2/15/2018 (a)	314,000	31,714,000
Crown Castle International Corp. Series A, 4.50%, 11/1/2016	229,000	24,564,830
Welltower, Inc. Series I, 6.50%, 12/31/2049	310,438	18,908,779
Weyerhaeuser Co. Series A, 6.38%, 7/1/2016	313,500	15,762,780

		105,420,179

TELECOMMUNICATIONS — 2.9%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	445,000	40,753,100
T-Mobile US, Inc. 5.50%, 12/15/2017 (a)	455,500	30,841,905

		71,595,005

TOTAL CONVERTIBLE PREFERRED STOCKS (e) (Cost $905,630,604)		843,833,764

SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	43,850,307	43,850,307
State Street Navigator Securities Lending Prime Portfolio (g) (h)	183,157,972	183,157,972

TOTAL SHORT-TERM INVESTMENTS (e) (Cost $227,008,279)		227,008,279

TOTAL INVESTMENTS — 109.0% (i) (Cost $2,738,761,660)		2,729,191,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(225,743,488)

NET ASSETS — 100.0%		$2,503,448,252

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 7.2% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Investment of cash collateral for securities loaned
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

189

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
2.50%, 6/1/2028 (a)	$150,730	$152,651
2.50%, 6/1/2028 (a)	298,899	302,707
2.50%, 10/1/2029 (a)	170,523	172,169
2.50%, 12/1/2099 (b)	2,100,000	2,118,375
3.00%, 10/1/2026 (a)	807,927	833,895
3.00%, 2/1/2029 (a)	122,597	126,437
3.00%, 5/1/2029 (a)	957,263	987,246
3.00%, 7/1/2029 (a)	274,662	283,265
3.00%, 8/1/2029 (a)	976,171	1,006,746
3.00%, 9/1/2029 (a)	813,302	838,775
3.00%, 9/1/2029 (a)	201,045	207,342
3.00%, 7/1/2035 (a)	980,904	998,452
3.00%, 2/1/2043 (a)	483,110	483,552
3.00%, 3/1/2043 (a)	1,076,384	1,077,369
3.00%, 6/1/2043 (a)	217,354	217,553
3.00%, 7/1/2043 (a)	431,398	431,793
3.00%, 8/1/2043 (a)	217,408	217,607
3.00%, 9/1/2043 (a)	222,913	223,117
3.00%, 10/1/2043 (a)	1,730,965	1,732,548
3.00%, 10/1/2043 (a)	219,920	220,121
3.00%, 1/1/2045	468,326	468,028
3.00%, 6/1/2045 (a)	293,859	293,672
3.00%, 7/1/2045	491,801	491,487
3.00%, 8/1/2045	394,445	394,194
3.50%, 6/1/2019 (a)	225,144	235,394
3.50%, 10/1/2026 (a)	478,827	502,021
3.50%, 1/1/2029 (a)	135,951	142,438
3.50%, 6/1/2029 (a)	233,344	244,498
3.50%, 8/1/2029 (a)	144,832	151,755
3.50%, 2/1/2030 (a)	86,561	90,581
3.50%, 7/1/2035 (a)	480,461	500,626
3.50%, 7/1/2042 (a)	219,824	226,763
3.50%, 5/1/2043 (a)	1,243,277	1,281,755
3.50%, 11/1/2043 (a)	252,010	259,809
3.50%, 6/1/2044 (a)	575,331	592,753
3.50%, 8/1/2044 (a)	245,588	253,025
3.50%, 10/1/2044 (a)	209,245	215,581
3.50%, 11/1/2044 (a)	424,536	437,392
3.50%, 12/1/2044 (a)	975,815	1,005,365
3.50%, 1/1/2045 (a)	226,677	233,580
3.50%, 2/1/2045 (a)	923,865	951,996
3.50%, 7/1/2045 (a)	490,253	505,182
3.50%, 7/1/2045 (a)	196,363	202,342
3.50%, 10/1/2045 (a)	1,167,332	1,202,877
3.50%, 11/1/2045 (a)	598,752	616,984
3.50%, 12/1/2099 (b)	3,275,000	3,371,971
4.00%, 5/1/2021 (a)	508,651	534,109
4.00%, 6/1/2035 (a)	458,213	488,320
4.00%, 10/1/2040 (a)	440,806	467,809
4.00%, 12/1/2041 (a)	294,862	312,939
4.00%, 4/1/2042 (a)	159,303	169,069
4.00%, 5/1/2044 (a)	270,090	285,468
4.00%, 5/1/2044 (a)	160,288	169,414
4.00%, 7/1/2044 (a)	933,588	986,742
4.00%, 10/1/2044 (a)	868,290	917,726
4.00%, 12/1/2044 (a)	209,881	221,831
4.00%, 4/1/2045 (a)	275,943	291,946

4.00%, 12/1/2099 (b)	4,200,000	4,437,562
4.50%, 2/1/2039 (a)	262,868	283,124
4.50%, 7/1/2041 (a)	540,486	583,365
4.50%, 9/1/2041 (a)	169,801	183,272
4.50%, 10/1/2043 (a)	425,219	458,147
4.50%, 3/1/2044 (a)	399,889	430,910
4.50%, 3/1/2044 (a)	463,045	498,966
4.50%, 9/1/2044 (a)	1,073,566	1,156,848
5.00%, 9/1/2038 (a)	122,696	133,959
5.00%, 12/1/2038 (a)	534,349	583,386
5.00%, 1/1/2039 (a)	487,347	532,085
5.00%, 9/1/2039 (a)	268,202	292,823
5.00%, 12/1/2041 (a)	589,751	645,285
5.50%, 1/1/2028 (a)	73,061	80,913
5.50%, 9/1/2035 (a)	16,266	18,029
5.50%, 6/1/2036 (a)	75,995	83,941
5.50%, 12/1/2036 (a)	94,053	103,887
5.50%, 7/1/2037 (a)	823,924	910,071
5.50%, 4/1/2038 (a)	677,807	748,753
5.50%, 5/1/2038 (a)	8,626	9,528
Federal National Mortgage Association:
2.15%, 4/1/2044 (a)	874,448	905,811
2.50%, 7/1/2028 (a)	396,735	401,975
2.50%, 8/1/2028 (a)	766,955	777,084
2.50%, 10/1/2028 (a)	283,082	286,820
2.50%, 2/1/2030 (a)	230,457	232,511
2.50%, 5/1/2030 (a)	283,599	286,127
2.50%, 7/1/2030 (a)	243,679	245,850
2.50%, 12/1/2099 (b)	2,700,000	2,721,516
3.00%, 12/1/2026 (a)	194,283	200,775
3.00%, 10/1/2028 (a)	260,816	269,145
3.00%, 11/1/2028 (a)	545,841	563,273
3.00%, 6/1/2029 (a)	209,564	216,065
3.00%, 7/1/2029 (a)	397,934	410,280
3.00%, 8/1/2029 (a)	278,309	286,943
3.00%, 8/1/2029 (a)	229,753	236,881
3.00%, 9/1/2029 (a)	199,321	205,504
3.00%, 6/1/2030 (a)	283,298	292,122
3.00%, 9/1/2030 (a)	215,249	221,953
3.00%, 11/1/2030 (a)	985,768	1,016,470
3.00%, 12/1/2030 (a)	248,718	256,464
3.00%, 1/1/2035 (a)	446,241	454,518
3.00%, 2/1/2035 (a)	639,257	651,209
3.00%, 4/1/2043 (a)	824,946	826,467
3.00%, 4/1/2043 (a)	816,618	818,124
3.00%, 5/1/2043 (a)	412,368	413,128
3.00%, 5/1/2043 (a)	211,446	211,836
3.00%, 5/1/2043 (a)	371,574	372,259
3.00%, 6/1/2043 (a)	1,032,650	1,034,554
3.00%, 7/1/2043 (a)	1,211,893	1,214,127
3.00%, 7/1/2043 (a)	218,579	218,982
3.00%, 8/1/2043 (a)	859,715	861,300
3.00%, 8/1/2043 (a)	995,006	996,841
3.00%, 8/1/2043 (a)	144,937	145,205
3.00%, 9/1/2043 (a)	360,179	360,843
3.00%, 1/1/2044 (a)	241,898	242,344
3.00%, 12/1/2044 (a)	637,428	638,008
3.00%, 4/1/2045 (a)	1,056,642	1,057,610
3.00%, 9/1/2045 (a)	393,782	394,143

See accompanying notes to financial statements.

190

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 12/1/2099 (b)	$2,175,000	$2,175,170
3.50%, 10/1/2025 (a)	412,561	432,797
3.50%, 11/1/2025 (a)	500,664	525,221
3.50%, 1/1/2026 (a)	490,823	514,897
3.50%, 1/1/2027 (a)	368,926	387,021
3.50%, 1/1/2029 (a)	327,766	343,800
3.50%, 5/1/2029 (a)	483,159	506,813
3.50%, 10/1/2029 (a)	141,682	148,619
3.50%, 6/1/2034 (a)	773,106	805,785
3.50%, 7/1/2034 (a)	900,573	938,641
3.50%, 12/1/2040 (a)	946,257	978,253
3.50%, 1/1/2041 (a)	577,649	597,182
3.50%, 5/1/2042 (a)	1,202,308	1,242,466
3.50%, 6/1/2042 (a)	994,919	1,028,150
3.50%, 1/1/2043 (a)	297,293	307,223
3.50%, 5/1/2043 (a)	504,547	520,930
3.50%, 5/1/2043 (a)	156,232	161,305
3.50%, 1/1/2044 (a)	361,476	373,213
3.50%, 9/1/2044 (a)	922,637	952,561
3.50%, 10/1/2044 (a)	206,812	213,519
3.50%, 1/1/2045 (a)	316,868	327,145
3.50%, 1/1/2045 (a)	220,838	228,043
3.50%, 1/1/2045 (a)	1,294,920	1,336,918
3.50%, 2/1/2045 (a)	919,782	949,790
3.50%, 4/1/2045 (a)	461,608	476,669
3.50%, 5/1/2045 (a)	287,406	296,783
3.50%, 8/1/2045 (a)	735,134	759,118
3.50%, 11/1/2045 (a)	996,408	1,028,917
3.50%, 11/1/2045 (a)	795,365	821,314
3.50%, 12/1/2099 (b)	5,400,000	5,571,703
4.00%, 5/1/2020 (a)	235,281	245,562
4.00%, 5/1/2020 (a)	7,696	8,023
4.00%, 12/1/2020 (a)	139,322	145,409
4.00%, 7/1/2021 (a)	112,037	117,947
4.00%, 8/1/2026 (a)	200,979	210,992
4.00%, 1/1/2034 (a)	750,360	800,871
4.00%, 10/1/2040 (a)	726,989	771,642
4.00%, 2/1/2041 (a)	776,346	824,031
4.00%, 10/1/2041 (a)	222,312	235,971
4.00%, 12/1/2041 (a)	721,792	766,140
4.00%, 4/1/2042 (a)	936,552	994,184
4.00%, 10/1/2043 (a)	678,708	718,448
4.00%, 12/1/2043 (a)	397,578	420,858
4.00%, 2/1/2044 (a)	726,791	769,407
4.00%, 6/1/2044 (a)	312,424	330,743
4.00%, 7/1/2044 (a)	351,104	371,691
4.00%, 7/1/2044 (a)	749,459	793,404
4.00%, 9/1/2044 (a)	227,388	240,721
4.00%, 10/1/2044 (a)	117,797	124,704
4.00%, 10/1/2044 (a)	169,491	179,430
4.00%, 12/1/2044 (a)	861,217	911,716
4.00%, 1/1/2045 (a)	172,907	183,123
4.00%, 3/1/2045 (a)	275,666	291,954
4.00%, 7/1/2045 (a)	390,011	413,055
4.00%, 12/1/2099 (b)	4,750,000	5,026,836
4.50%, 9/1/2018 (a)	109,226	113,462
4.50%, 4/1/2019 (a)	113,469	117,336
4.50%, 11/1/2024 (a)	111,475	117,556
4.50%, 4/1/2031 (a)	184,458	201,240

4.50%, 5/1/2041 (a)	496,898	537,571
4.50%, 1/1/2042 (a)	751,677	813,727
4.50%, 9/1/2043 (a)	220,393	238,047
4.50%, 9/1/2043 (a)	1,041,721	1,126,991
4.50%, 12/1/2043 (a)	931,299	1,005,898
4.50%, 3/1/2044 (a)	187,482	202,503
4.50%, 4/1/2044 (a)	154,950	167,365
4.50%, 5/1/2044 (a)	637,603	688,676
4.50%, 6/1/2044 (a)	884,478	955,343
4.50%, 10/1/2044 (a)	842,482	909,981
4.50%, 12/1/2099 (b)	300,000	324,000
5.00%, 1/1/2017 (a)	35,930	37,449
5.00%, 2/1/2019 (a)	118,654	123,747
5.00%, 3/1/2019 (a)	91,613	95,546
5.00%, 7/1/2040 (a)	425,956	469,182
5.00%, 9/1/2040 (a)	380,027	418,592
5.00%, 12/1/2040 (a)	902,833	994,453
5.00%, 3/1/2042 (a)	728,391	802,308
5.00%, 7/1/2044 (a)	258,079	284,105
5.00%, 1/1/2045 (a)	574,217	632,126
5.50%, 1/1/2035 (a)	1,132,937	1,269,900
5.50%, 4/1/2036 (a)	524,488	586,211
5.50%, 11/1/2038 (a)	229,948	256,263
5.50%, 12/1/2038 (a)	106,105	118,248
5.50%, 12/1/2039 (a)	217,666	242,575
5.50%, 7/1/2041 (a)	469,065	522,721
6.00%, 1/1/2037 (a)	110,067	124,333
6.00%, 9/1/2037 (a)	153,539	173,439
6.00%, 9/1/2039 (a)	124,523	140,642
6.00%, 6/1/2040 (a)	291,232	328,979
6.00%, 10/1/2040 (a)	365,286	412,572
Government National Mortgage Association:
2.50%, 1/20/2043 (a)	175,267	171,404
3.00%, 5/15/2042 (a)	298,271	303,730
3.00%, 8/20/2042 (a)	759,401	773,773
3.00%, 12/20/2042 (a)	752,993	767,243
3.00%, 8/20/2043 (a)	625,922	636,808
3.00%, 12/20/2044 (a)	357,513	362,845
3.00%, 2/15/2045 (a)	319,331	323,827
3.00%, 3/20/2045 (a)	190,348	193,144
3.00%, 4/20/2045 (a)	1,056,999	1,072,525
3.00%, 6/20/2045 (a)	219,696	222,923
3.00%, 7/20/2045 (a)	1,129,554	1,146,145
3.00%, 8/20/2045 (a)	246,467	250,087
3.00%, 12/1/2099 (b)	550,000	557,004
3.00%, 12/1/2099 (b)	2,450,000	2,482,730
3.50%, 2/15/2042 (a)	772,819	807,257
3.50%, 4/15/2042 (a)	286,885	299,669
3.50%, 6/20/2042 (a)	1,464,905	1,534,154
3.50%, 11/20/2042 (a)	215,575	225,766
3.50%, 3/20/2043 (a)	159,009	166,233
3.50%, 3/20/2043 (a)	423,344	443,357
3.50%, 4/20/2043 (a)	466,267	488,308
3.50%, 9/20/2043 (a)	727,156	760,191
3.50%, 1/20/2044 (a)	704,740	736,757
3.50%, 3/20/2044 (a)	476,207	497,352
3.50%, 4/20/2044 (a)	692,680	723,437
3.50%, 5/20/2044 (a)	710,453	741,999
3.50%, 7/20/2044 (a)	363,784	379,937

See accompanying notes to financial statements.

191

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 8/20/2044 (a)	$895,969	$935,752
3.50%, 10/20/2044 (a)	233,525	243,894
3.50%, 12/20/2044 (a)	165,002	172,328
3.50%, 2/20/2045 (a)	170,994	178,553
3.50%, 4/20/2045 (a)	330,076	344,668
3.50%, 4/20/2045 (a)	286,872	299,554
3.50%, 5/20/2045 (a)	671,306	700,983
3.50%, 6/20/2045 (a)	338,855	353,835
3.50%, 7/20/2045 (a)	488,819	510,428
3.50%, 9/20/2045 (a)	1,238,065	1,292,796
3.50%, 10/20/2045 (a)	1,243,703	1,298,683
3.50%, 12/1/2099 (b)	2,200,000	2,294,188
4.00%, 2/15/2040 (a)	43,631	46,636
4.00%, 4/15/2040 (a)	343,342	366,989
4.00%, 11/20/2041 (a)	599,497	640,419
4.00%, 2/20/2042 (a)	554,682	590,749
4.00%, 5/20/2042 (a)	314,780	335,249
4.00%, 8/20/2042 (a)	137,137	146,054
4.00%, 8/20/2043 (a)	420,895	447,611
4.00%, 3/20/2044 (a)	458,846	487,655
4.00%, 6/20/2044 (a)	605,785	643,821
4.00%, 7/20/2044 (a)	464,527	493,694
4.00%, 8/20/2044 (a)	190,083	202,017
4.00%, 12/20/2044 (a)	243,454	258,739
4.00%, 1/20/2045 (a)	642,305	682,634
4.00%, 2/20/2045 (a)	322,279	342,513
4.00%, 8/20/2045 (a)	364,434	387,971
4.00%, 12/1/2099 (b)	1,350,000	1,432,688
4.00%, 12/1/2099 (b)	1,875,000	1,991,602
4.50%, 6/15/2039 (a)	133,710	144,986
4.50%, 4/15/2040 (a)	423,599	461,171
4.50%, 6/15/2040 (a)	607,138	660,989
4.50%, 9/20/2040 (a)	321,764	350,321
4.50%, 3/15/2041 (a)	199,264	216,938
4.50%, 6/15/2041 (a)	133,535	144,926
4.50%, 7/15/2041 (a)	220,256	239,044
4.50%, 7/20/2041 (a)	606,225	657,092
4.50%, 10/20/2043 (a)	156,412	168,199
4.50%, 12/20/2043 (a)	584,915	628,993
4.50%, 1/20/2044 (a)	296,767	319,131
4.50%, 4/20/2044 (a)	441,115	474,357
4.50%, 10/20/2045 (a)	470,812	506,741
4.50%, 12/1/2099 (b)	700,000	754,797
5.00%, 12/15/2038 (a)	111,770	123,034
5.00%, 5/15/2039 (a)	107,402	118,621
5.00%, 9/20/2042 (a)	96,227	105,556
5.00%, 11/20/2042 (a)	528,823	575,853
5.00%, 3/20/2043 (a)	102,939	112,918
5.00%, 4/20/2043 (a)	451,638	495,421
5.00%, 5/20/2043 (a)	99,182	108,003
5.00%, 8/20/2043 (a)	442,375	488,521
5.00%, 6/20/2044 (a)	160,818	177,593
5.00%, 7/20/2044 (a)	476,205	522,303
5.50%, 9/15/2035 (a)	427,916	482,580
5.50%, 7/15/2038 (a)	42,385	47,398
5.50%, 3/15/2039 (a)	487,489	548,108
6.00%, 8/15/2040 (a)	106,109	119,858

6.00%, 9/15/2040 (a)	174,671	196,761
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $166,890,729)		167,010,519
	Shares

SHORT-TERM INVESTMENT — 22.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $37,623,722)	37,623,722	37,623,722

TOTAL INVESTMENTS — 121.5% (f) (Cost $204,514,451)		204,634,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.5)%		(36,260,700)

NET ASSETS — 100.0%		$168,373,541

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	When-issued security
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
TBA	To Be Announced

See accompanying notes to financial statements.

192

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 25.3%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$121,521
Omnicom Group, Inc. 4.45%, 8/15/2020 (b)	185,000	196,899
WPP Finance 2010 3.75%, 9/19/2024	150,000	148,939

		467,359

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020 (b)	50,000	48,745
2.20%, 10/30/2022	50,000	48,309
2.50%, 3/1/2025	50,000	48,220
2.60%, 10/30/2025 (b)	300,000	290,449
3.30%, 3/1/2035	65,000	59,684
3.50%, 3/1/2045	25,000	22,658
6.13%, 2/15/2033	165,000	206,743
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	45,563
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	99,479
2.25%, 11/15/2022	100,000	96,001
Harris Corp.:
2.70%, 4/27/2020	35,000	34,228
5.05%, 4/27/2045	105,000	103,163
L-3 Communications Corp. 5.20%, 10/15/2019	135,000	142,577
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	254,543
3.55%, 1/15/2026	400,000	400,778
3.60%, 3/1/2035	25,000	22,517
4.07%, 12/15/2042	125,000	115,732
4.25%, 11/15/2019	100,000	106,607
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	199,521
3.85%, 4/15/2045	150,000	133,093
5.05%, 11/15/2040	20,000	21,140
Raytheon Co.:
2.50%, 12/15/2022 (b)	125,000	122,367
4.20%, 12/15/2044	20,000	20,099
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	103,146
4.80%, 12/15/2043	100,000	106,834
United Technologies Corp.:
1.78%, 5/4/2018 (c)	100,000	98,875
4.15%, 5/15/2045	100,000	95,578
4.50%, 4/15/2020	161,000	175,585
4.50%, 6/1/2042	150,000	151,153
5.38%, 12/15/2017	250,000	268,186
5.70%, 4/15/2040	210,000	244,922
6.05%, 6/1/2036	100,000	119,507

		4,006,002

AGRICULTURE — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,853
2.85%, 8/9/2022	100,000	97,546
2.95%, 5/2/2023	100,000	97,379

4.00%, 1/31/2024	200,000	207,185
4.75%, 5/5/2021	60,000	64,991
5.38%, 1/31/2044	200,000	214,399
9.70%, 11/10/2018	68,000	81,370
9.95%, 11/10/2038	33,000	53,067
Archer-Daniels-Midland Co. 4.54%, 3/26/2042	200,000	205,109
Bunge, Ltd. Finance Corp. 3.50%, 11/24/2020	75,000	74,662
Philip Morris International, Inc.:
1.63%, 3/20/2017 (b)	400,000	401,894
2.90%, 11/15/2021	400,000	401,055
3.38%, 8/11/2025 (b)	50,000	50,680
5.65%, 5/16/2018	150,000	163,642

		2,262,832

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	325,436	343,335
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	94,182	93,241
American Airlines 2015-2 Pass Through Trust, Class A 3.60%, 3/22/2029	100,000	101,000
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	87,695	89,888
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	17,939	18,298
Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	58,234	61,146
Southwest Airlines Co.:
2.65%, 11/5/2020	250,000	247,183
2.75%, 11/6/2019	50,000	50,177
United Airlines 2013-1 Class A Pass Through Trust Series A, 4.30%, 2/15/2027	95,199	98,293
United Airlines 2015-1 Class AA Pass Through Trust 3.45%, 6/1/2029	175,000	174,562
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	82,915	86,024

		1,363,147

APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	48,590
3.88%, 11/1/2045	50,000	48,322

		96,912

AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/14/2017	150,000	149,359
Series MTN, 1.60%, 7/13/2018	50,000	49,687
Series MTN, 2.25%, 8/15/2019 (b)	250,000	250,599

See accompanying notes to financial statements.

193

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Daimler Finance North America LLC 8.50%, 1/18/2031	$125,000	$180,614
Ford Motor Co. 7.45%, 7/16/2031	250,000	310,369
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	200,000	198,803
1.72%, 12/6/2017	250,000	246,215
2.24%, 6/15/2018	200,000	197,713
2.38%, 1/16/2018	100,000	99,704
2.55%, 10/5/2018	200,000	198,816
3.66%, 9/8/2024	100,000	97,367
4.13%, 8/4/2025	100,000	99,748
4.38%, 8/6/2023 (b)	200,000	206,511
5.88%, 8/2/2021	500,000	558,405
General Motors Co. 6.25%, 10/2/2043	100,000	105,873
General Motors Financial Co., Inc.:
3.10%, 1/15/2019	50,000	49,821
3.15%, 1/15/2020	200,000	197,379
3.20%, 7/13/2020	100,000	98,337
3.70%, 11/24/2020	250,000	249,987
4.00%, 1/15/2025	300,000	284,130
4.30%, 7/13/2025	100,000	97,511
4.75%, 8/15/2017	300,000	310,017
PACCAR Financial Corp. Series MTN, 1.10%, 6/6/2017	200,000	199,062
Toyota Motor Credit Corp.:
Series MTN, 1.25%, 10/5/2017	250,000	248,907
Series MTN, 1.38%, 1/10/2018	150,000	149,406
Series GMTN, 1.55%, 7/13/2018	50,000	49,785
Series MTN, 2.15%, 3/12/2020	350,000	348,593
Series MTN, 2.63%, 1/10/2023	100,000	98,103
Series MTN, 2.75%, 5/17/2021	100,000	100,995
Series GMTN, 2.80%, 7/13/2022	50,000	49,952
Series MTN, 3.30%, 1/12/2022	150,000	154,760

		5,636,528

AUTO PARTS & EQUIPMENT — 0.1%
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	49,998
4.25%, 1/15/2026	50,000	50,092
Delphi Corp. 4.15%, 3/15/2024	40,000	40,200
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	61,963
6.00%, 1/15/2036	200,000	209,063
Magna International, Inc. 3.63%, 6/15/2024	100,000	98,206

		509,522

BANKS — 5.3%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	99,577
Series GMTN, 2.00%, 8/24/2018	33,000	32,937
2.35%, 9/10/2019	100,000	99,821
3.05%, 8/23/2018	100,000	102,366
4.00%, 3/13/2024	125,000	130,362

Australia & New Zealand Banking Group, Ltd.:
Series MTN, 1.25%, 1/10/2017	50,000	49,984
Series MTN, 1.45%, 5/15/2018	250,000	247,548
Series MTN, 2.00%, 11/16/2018	250,000	249,481
Bancolombia SA 5.95%, 6/3/2021	100,000	102,880
Bank of America Corp.:
2.00%, 1/11/2018	100,000	99,774
Series L, 2.25%, 4/21/2020	150,000	146,371
Series L, 2.60%, 1/15/2019	364,000	365,263
Series L, 2.65%, 4/1/2019	250,000	250,610
Series MTN, 3.30%, 1/11/2023	350,000	344,690
Series MTN, 3.88%, 8/1/2025	150,000	152,151
Series L, 3.95%, 4/21/2025	150,000	146,050
Series MTN, 4.00%, 1/22/2025	325,000	317,845
4.10%, 7/24/2023	200,000	206,490
Series MTN, 4.25%, 10/22/2026	107,000	105,665
Series L, 4.75%, 4/21/2045	40,000	38,527
Series MTN, 4.88%, 4/1/2044	300,000	310,052
Series MTN, 5.00%, 5/13/2021	600,000	651,289
5.49%, 3/15/2019	200,000	217,334
Series MTN, 5.65%, 5/1/2018	250,000	268,768
5.75%, 12/1/2017	100,000	106,660
5.88%, 1/5/2021	570,000	641,466
Series MTN, 5.88%, 2/7/2042	94,000	109,407
6.22%, 9/15/2026	100,000	112,434
Series MTN, 6.88%, 4/25/2018	430,000	473,865
Bank of America NA:
1.25%, 2/14/2017	100,000	99,909
1.75%, 6/5/2018	100,000	99,447
2.05%, 12/7/2018	250,000	249,472
5.30%, 3/15/2017	385,000	401,072
Bank of Montreal Series MTN, 2.50%, 1/11/2017	525,000	531,506
Bank of New York Mellon Corp.:
Series MTN, 2.10%, 1/15/2019	250,000	250,639
Series G, 2.20%, 5/15/2019	100,000	100,156
Series MTN, 2.30%, 9/11/2019	350,000	350,837
Series MTN, 2.45%, 11/27/2020	100,000	99,538
3.55%, 9/23/2021	125,000	129,527
Series MTN, 3.95%, 11/18/2025	50,000	52,591
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	49,885
1.38%, 12/18/2017 (b)	50,000	49,685
1.45%, 4/25/2018 (b)	100,000	99,109
1.85%, 4/14/2020 (b)	200,000	195,917
2.05%, 10/30/2018	250,000	250,172
2.05%, 6/5/2019	250,000	248,353
2.55%, 1/12/2017	100,000	101,294
2.80%, 7/21/2021 (b)	150,000	150,378
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,375
3.75%, 5/15/2024	250,000	254,937
5.13%, 1/8/2020	100,000	110,178
Barclays PLC:
2.75%, 11/8/2019	300,000	299,444
3.65%, 3/16/2025	184,000	177,343
5.25%, 8/17/2045	200,000	203,929

See accompanying notes to financial statements.

194

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

BB&T Corp.:
Series MTN, 2.05%, 6/19/2018 (b)	$250,000	$250,957
Series MTN, 2.63%, 6/29/2020	80,000	80,314
BNP Paribas SA:
Series MTN, 2.38%, 9/14/2017	350,000	353,755
Series MTN, 2.70%, 8/20/2018	100,000	101,338
Series MTN, 3.25%, 3/3/2023	100,000	99,961
5.00%, 1/15/2021	200,000	220,537
BPCE SA 4.00%, 4/15/2024	250,000	258,449
Branch Banking & Trust Co. 3.80%, 10/30/2026	250,000	253,845
Capital One Financial Corp.:
2.45%, 4/24/2019	175,000	174,883
3.20%, 2/5/2025	100,000	96,199
4.20%, 10/29/2025	100,000	98,604
Capital One NA/Mclean:
1.65%, 2/5/2018	300,000	296,490
2.40%, 9/5/2019	250,000	246,950
Citigroup, Inc.:
1.35%, 3/10/2017	150,000	149,590
1.70%, 4/27/2018	100,000	99,020
1.80%, 2/5/2018	700,000	696,220
1.85%, 11/24/2017	50,000	49,877
2.05%, 12/7/2018	500,000	497,252
2.15%, 7/30/2018	70,000	69,887
2.40%, 2/18/2020	300,000	296,957
2.50%, 7/29/2019	100,000	99,895
2.55%, 4/8/2019	100,000	100,403
2.65%, 10/26/2020	100,000	99,234
3.38%, 3/1/2023	100,000	100,182
3.75%, 6/16/2024	150,000	152,991
4.40%, 6/10/2025	200,000	201,601
4.45%, 9/29/2027	100,000	99,400
4.65%, 7/30/2045	150,000	151,930
4.95%, 11/7/2043	150,000	157,702
5.88%, 1/30/2042 (b)	150,000	172,853
6.00%, 10/31/2033	100,000	111,449
6.13%, 8/25/2036	200,000	228,193
6.63%, 6/15/2032	100,000	117,829
8.13%, 7/15/2039	225,000	322,043
Citizens Bank NA/Providence Series MTN, 2.45%, 12/4/2019	100,000	98,521
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	50,096
Comerica, Inc. 2.13%, 5/23/2019	100,000	98,784
Commonwealth Bank of Australia:
1.40%, 9/8/2017 (b)	300,000	298,894
2.50%, 9/20/2018	475,000	480,941
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/2018	250,000	249,325
3.88%, 2/8/2022	100,000	104,698
4.38%, 8/4/2025	250,000	252,911
4.50%, 1/11/2021	100,000	108,897
4.63%, 12/1/2023	200,000	208,051
Series MTN, 5.25%, 5/24/2041	250,000	286,473

Corpbanca SA 3.13%, 1/15/2018	200,000	195,500
Credit Suisse AG:
Series GMTN, 2.30%, 5/28/2019	250,000	249,993
Series MTN, 3.63%, 9/9/2024	250,000	252,770
Series MTN, 4.38%, 8/5/2020	260,000	279,269
5.30%, 8/13/2019	150,000	165,250
5.40%, 1/14/2020	142,000	155,709
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020 (d)	250,000	249,480
4.88%, 5/15/2045 (d)	250,000	247,098
Deutsche Bank AG:
1.35%, 5/30/2017	200,000	198,659
1.88%, 2/13/2018	50,000	49,589
2.50%, 2/13/2019	50,000	49,924
2.95%, 8/20/2020 (b)	100,000	99,909
6.00%, 9/1/2017	300,000	319,656
Discover Bank/Greenwood:
3.10%, 6/4/2020	250,000	250,802
4.20%, 8/8/2023	125,000	127,478
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	149,835
4.30%, 1/16/2024	100,000	102,195
8.25%, 3/1/2038	50,000	70,594
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	400,000	400,747
Goldman Sachs Capital I 6.35%, 2/15/2034	205,000	239,752
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	200,000	199,776
2.60%, 4/23/2020	300,000	299,016
2.63%, 1/31/2019	200,000	201,561
2.90%, 7/19/2018	345,000	351,175
3.50%, 1/23/2025	250,000	246,447
3.63%, 1/22/2023	505,000	512,207
3.75%, 5/22/2025	100,000	100,418
Series MTN, 4.80%, 7/8/2044	350,000	346,239
5.15%, 5/22/2045	55,000	53,615
5.63%, 1/15/2017	500,000	518,370
5.95%, 1/15/2027	395,000	439,816
6.13%, 2/15/2033	340,000	399,178
6.15%, 4/1/2018	500,000	543,283
6.75%, 10/1/2037	100,000	116,576
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	524,616
4.25%, 8/18/2025	400,000	398,554
5.10%, 4/5/2021	50,000	55,457
5.25%, 3/14/2044	100,000	103,904
6.10%, 1/14/2042	35,000	44,040
6.50%, 5/2/2036	150,000	178,074
6.50%, 9/15/2037	50,000	59,711
6.80%, 6/1/2038	100,000	123,009
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,105
2.00%, 8/7/2018	300,000	299,058
2.25%, 6/23/2019 (b)	120,000	119,202
2.35%, 3/5/2020	150,000	148,226

See accompanying notes to financial statements.

195

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Huntington National Bank 1.38%, 4/24/2017	$200,000	$198,817
Industrial & Commercial Bank of China, Ltd. Series MTN, 2.16%, 11/13/2018	250,000	249,208
International Finance Corp. 1.75%, 9/16/2019	600,000	602,361
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	150,370
3.88%, 1/16/2018	200,000	205,542
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,639
2.25%, 1/23/2020	200,000	197,541
2.35%, 1/28/2019	150,000	150,218
2.55%, 10/29/2020	55,000	54,553
3.13%, 1/23/2025	250,000	241,907
3.25%, 9/23/2022	250,000	251,865
3.88%, 2/1/2024	500,000	515,735
3.88%, 9/10/2024	505,000	502,373
4.13%, 12/15/2026	150,000	149,335
4.25%, 10/15/2020	775,000	820,707
4.25%, 10/1/2027	335,000	334,191
4.35%, 8/15/2021	50,000	53,066
4.50%, 1/24/2022	200,000	215,646
4.95%, 6/1/2045	150,000	149,532
5.63%, 8/16/2043	300,000	326,944
6.00%, 1/15/2018	500,000	538,253
6.30%, 4/23/2019	100,000	111,828
6.40%, 5/15/2038	505,000	637,734
JPMorgan Chase Bank NA 6.00%, 10/1/2017	205,000	219,128
KeyBank NA 1.65%, 2/1/2018	450,000	447,761
KeyCorp. Series MTN, 2.30%, 12/13/2018	200,000	199,577
KFW:
0.88%, 12/15/2017	200,000	198,605
1.88%, 4/1/2019	250,000	252,082
2.00%, 5/2/2025	1,000,000	962,778
2.13%, 1/17/2023	200,000	197,782
2.63%, 1/25/2022	300,000	307,930
4.50%, 7/16/2018 (b)	215,000	231,498
Landwirtschaftliche Rentenbank 1.00%, 4/4/2018	350,000	347,340
Lloyds Bank PLC:
1.75%, 5/14/2018	200,000	199,102
3.50%, 5/14/2025	200,000	200,540
4.20%, 3/28/2017	125,000	128,927
Lloyds Banking Group PLC 5.30%, 12/1/2045 (d)	200,000	203,008
Morgan Stanley:
1.88%, 1/5/2018	150,000	149,619
Series MTN, 2.20%, 12/7/2018	100,000	99,592
Series GMTN, 2.38%, 7/23/2019	400,000	397,351
2.65%, 1/27/2020	150,000	149,364
2.80%, 6/16/2020	130,000	130,104
Series GMTN, 3.70%, 10/23/2024	250,000	251,006
3.75%, 2/25/2023	100,000	102,549

Series F, 3.88%, 4/29/2024	100,000	101,775
3.95%, 4/23/2027	600,000	581,019
Series MTN, 4.10%, 5/22/2023	250,000	251,965
4.30%, 1/27/2045	75,000	71,526
4.75%, 3/22/2017	313,000	324,199
4.88%, 11/1/2022	63,000	67,017
Series GMTN, 5.45%, 1/9/2017	100,000	103,854
Series GMTN, 5.50%, 7/28/2021	50,000	55,692
Series MTN, 5.63%, 9/23/2019	150,000	165,170
5.75%, 1/25/2021	500,000	561,660
6.38%, 7/24/2042	150,000	184,730
Series GMTN, 6.63%, 4/1/2018	390,000	427,625
7.25%, 4/1/2032	148,000	193,129
National Australia Bank, Ltd. Series MTN, 2.75%, 3/9/2017	150,000	152,409
National Bank of Canada 2.10%, 12/14/2018	250,000	249,958
Northern Trust Corp. 2.38%, 8/2/2022	102,000	99,554
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	198,615
PNC Bank NA:
1.80%, 11/5/2018	250,000	248,317
1.85%, 7/20/2018	100,000	99,815
2.40%, 10/18/2019	100,000	99,996
2.45%, 11/5/2020	500,000	495,011
2.70%, 11/1/2022	150,000	145,195
2.95%, 2/23/2025	100,000	96,672
3.30%, 10/30/2024	250,000	249,505
PNC Funding Corp. 5.13%, 2/8/2020	150,000	164,030
Regions Financial Corp. 2.00%, 5/15/2018	225,000	223,322
Royal Bank of Canada:
1.20%, 1/23/2017	80,000	79,973
Series CB8, 1.20%, 9/19/2017 (b)	100,000	99,464
Series GMTN, 1.25%, 6/16/2017 (b)	200,000	199,189
Series GMTN, 1.80%, 7/30/2018	50,000	49,781
2.00%, 12/10/2018	250,000	250,181
Series GMTN, 2.15%, 3/6/2020	200,000	198,015
2.20%, 9/23/2019	100,000	100,173
Series MTN, 2.35%, 10/30/2020 (b)	500,000	495,012
Santander Holdings USA, Inc.:
3.45%, 8/27/2018	100,000	101,915
4.50%, 7/17/2025	100,000	101,708
Societe Generale SA 2.75%, 10/12/2017	300,000	304,269
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	200,000	199,732
2.45%, 1/16/2020	350,000	347,989
3.95%, 7/19/2023	250,000	260,342
SunTrust Bank 2.75%, 5/1/2023	200,000	191,046
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	66,315

See accompanying notes to financial statements.

196

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Svenska Handelsbanken AB:
Series MTN, 2.25%, 6/17/2019	$175,000	$174,418
2.50%, 1/25/2019 (b)	150,000	150,880
2.88%, 4/4/2017	100,000	101,792
Toronto-Dominion Bank:
Series MTN, 1.40%, 4/30/2018 (b)	100,000	99,035
2.13%, 7/2/2019 (b)	100,000	99,747
Series MTN, 2.25%, 11/5/2019	100,000	99,850
Series GMTN, 2.50%, 12/14/2020	150,000	149,856
Series MTN, 2.63%, 9/10/2018	200,000	203,392
UBS AG:
Series MTN, 1.38%, 8/14/2017	220,000	218,575
Series MTN, 1.80%, 3/26/2018	200,000	198,588
Series MTN, 2.38%, 8/14/2019	150,000	149,866
US Bancorp:
Series MTN, 1.95%, 11/15/2018	200,000	200,679
Series MTN, 2.95%, 7/15/2022	150,000	149,330
Series MTN, 3.70%, 1/30/2024	250,000	260,446
Wachovia Corp.:
5.75%, 6/15/2017	80,000	84,719
Series MTN, 5.75%, 2/1/2018	125,000	134,984
Wells Fargo & Co.:
2.13%, 4/22/2019	300,000	299,753
2.15%, 1/15/2019	200,000	200,465
Series N, 2.15%, 1/30/2020	623,000	615,527
Series GMTN, 2.60%, 7/22/2020	172,000	172,068
Series MTN, 3.00%, 2/19/2025	250,000	242,090
Series M, 3.45%, 2/13/2023	100,000	99,649
Series MTN, 3.50%, 3/8/2022	350,000	360,889
3.90%, 5/1/2045	110,000	101,151
4.13%, 8/15/2023	100,000	103,431
Series GMTN, 4.30%, 7/22/2027	85,000	86,428
4.48%, 1/16/2024	300,000	315,596
Series GMTN, 4.90%, 11/17/2045	135,000	135,626
5.61%, 1/15/2044	520,000	576,477
Wells Fargo Bank NA 5.85%, 2/1/2037	200,000	237,423
Wells Fargo Capital 5.95%, 12/1/2086	125,000	126,192
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	99,620
1.95%, 11/23/2018	100,000	99,707
2.00%, 8/14/2017	100,000	100,665
2.25%, 1/17/2019	250,000	250,508
2.60%, 11/23/2020	100,000	99,814
4.88%, 11/19/2019	200,000	218,629

		57,771,320

BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC 6.00%, 11/1/2041	100,000	111,751
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	100,000	99,611
2.50%, 7/15/2022	100,000	96,038
3.75%, 7/15/2042	100,000	86,632

5.38%, 1/15/2020	435,000	480,984
6.38%, 1/15/2040	250,000	298,952
7.75%, 1/15/2019	350,000	403,438
8.20%, 1/15/2039	100,000	142,252
Beam Suntory, Inc. 1.88%, 5/15/2017	100,000	99,989
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	41,386
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	199,008
3.15%, 11/15/2020	94,000	98,233
3.20%, 11/1/2023	300,000	308,260
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	150,210
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	193,483
3.88%, 4/29/2043	100,000	93,354
5.75%, 10/23/2017	250,000	267,594
Dr Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	150,380
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	48,293
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	100,000	134,197
PepsiCo, Inc.:
1.13%, 7/17/2017	50,000	49,918
1.25%, 4/30/2018 (b)	35,000	34,836
1.85%, 4/30/2020	100,000	98,681
2.75%, 3/5/2022	150,000	150,373
2.75%, 4/30/2025	100,000	97,136
3.10%, 7/17/2022	50,000	51,059
3.50%, 7/17/2025	100,000	103,164
3.60%, 3/1/2024	100,000	104,590
3.60%, 8/13/2042	300,000	271,308
4.25%, 10/22/2044	75,000	74,380
4.50%, 1/15/2020	100,000	108,557
4.60%, 7/17/2045	35,000	36,911
5.00%, 6/1/2018	60,000	64,810
7.90%, 11/1/2018	100,000	116,759

		4,866,527

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.25%, 5/22/2017	200,000	198,952
2.13%, 5/1/2020	100,000	98,062
2.20%, 5/22/2019	100,000	99,673
3.13%, 5/1/2025	100,000	94,918
3.63%, 5/22/2024	50,000	49,996
3.88%, 11/15/2021	100,000	104,230
4.10%, 6/15/2021	100,000	105,511
4.40%, 5/1/2045	100,000	92,696
4.50%, 3/15/2020	50,000	53,552
5.15%, 11/15/2041	624,000	633,727
5.70%, 2/1/2019	100,000	110,061
5.75%, 3/15/2040	55,000	60,014
Biogen, Inc.:
2.90%, 9/15/2020	150,000	149,339
3.63%, 9/15/2022	55,000	55,616
4.05%, 9/15/2025	55,000	55,319

See accompanying notes to financial statements.

197

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.20%, 9/15/2045	$65,000	$65,287
Celgene Corp.:
2.30%, 8/15/2018 (b)	100,000	100,241
2.88%, 8/15/2020	100,000	99,246
3.25%, 8/15/2022	200,000	198,280
3.63%, 5/15/2024	150,000	147,856
3.88%, 8/15/2025	100,000	99,435
5.00%, 8/15/2045	205,000	206,559
Gilead Sciences, Inc.:
1.85%, 9/4/2018	40,000	40,110
2.35%, 2/1/2020	228,000	227,112
2.55%, 9/1/2020	100,000	99,865
3.25%, 9/1/2022	40,000	40,337
3.50%, 2/1/2025	50,000	50,092
3.65%, 3/1/2026	100,000	100,616
3.70%, 4/1/2024	200,000	204,513
4.50%, 4/1/2021	200,000	216,434
4.50%, 2/1/2045	40,000	39,109
4.60%, 9/1/2035	45,000	45,746
4.75%, 3/1/2046	50,000	50,798
4.80%, 4/1/2044	100,000	101,223

		4,094,525

CHEMICALS — 0.4%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	166,512
4.13%, 3/15/2035	55,000	46,560
6.13%, 1/15/2041	20,000	21,061
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	99,587
Airgas, Inc. 3.05%, 8/1/2020	100,000	100,626
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	23,246
5.15%, 3/15/2034	200,000	175,865
7.13%, 5/1/2020	100,000	112,522
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	52,348
4.25%, 10/1/2034	200,000	180,965
5.25%, 11/15/2041	250,000	244,107
8.55%, 5/15/2019	330,000	388,300
Eastman Chemical Co.:
2.40%, 6/1/2017	50,000	50,151
2.70%, 1/15/2020	300,000	296,592
3.60%, 8/15/2022	145,000	143,515
4.65%, 10/15/2044	120,000	106,599
Ecolab, Inc.:
4.35%, 12/8/2021	145,000	154,347
5.50%, 12/8/2041	76,000	81,833
EI du Pont de Nemours & Co. 5.75%, 3/15/2019	250,000	274,055
LYB International Finance B.V. 4.00%, 7/15/2023	150,000	149,750
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	122,449
6.00%, 11/15/2021	200,000	224,251
Methanex Corp. 5.65%, 12/1/2044	100,000	78,551

Monsanto Co.:
1.15%, 6/30/2017	150,000	148,605
2.20%, 7/15/2022	100,000	91,766
3.95%, 4/15/2045	100,000	77,323
4.20%, 7/15/2034	70,000	60,457
4.40%, 7/15/2044	100,000	83,371
Mosaic Co. 4.25%, 11/15/2023 (b)	75,000	74,375
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025 (b)	100,000	93,244
3.63%, 3/15/2024 (b)	100,000	98,248
5.88%, 12/1/2036	50,000	54,136
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	108,263
Praxair, Inc. 3.00%, 9/1/2021	250,000	251,285
RPM International, Inc. 3.45%, 11/15/2022	100,000	94,838
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	83,405
Valspar Corp. 3.30%, 2/1/2025	100,000	95,256

		4,708,364

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	99,996
3.38%, 9/15/2025	50,000	50,767
Block Financial LLC 5.50%, 11/1/2022	100,000	105,588
Board of Trustees of The Leland Stanford Junior University:
3.46%, 5/1/2047	50,000	46,726
4.75%, 5/1/2019	110,000	120,075
Catholic Health Initiatives 4.35%, 11/1/2042	325,000	300,297
Cornell University 5.45%, 2/1/2019	250,000	276,052
George Washington University Series 2014, 4.30%, 9/15/2044	50,000	48,630
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	60,470
MasterCard, Inc. 3.38%, 4/1/2024	100,000	101,798
Moody’s Corp. 4.50%, 9/1/2022	100,000	104,557
Northwestern University 3.87%, 12/1/2048	50,000	49,085
President and Fellows of Harvard College 6.30%, 10/1/2037	52,000	52,780
Total System Services, Inc. 2.38%, 6/1/2018	140,000	138,377
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	110,581
Western Union Co.:
2.88%, 12/10/2017	100,000	101,024
6.20%, 11/17/2036	105,000	101,187

		1,867,990

See accompanying notes to financial statements.

198

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 0.0% (a)
CRH America, Inc. 5.75%, 1/15/2021	$225,000	$251,495
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	29,840
Owens Corning 4.20%, 12/15/2022	138,000	138,198

		419,533

DISTRIBUTION & WHOLESALE — 0.0% (a)
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	101,542
WW Grainger, Inc. 4.60%, 6/15/2045	20,000	20,954

		122,496

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	47,543
Air Lease Corp.:
3.38%, 1/15/2019 (b)	50,000	50,315
3.75%, 2/1/2022	225,000	220,958
3.88%, 4/1/2021	75,000	75,258
American Express Co.:
1.55%, 5/22/2018	450,000	446,390
2.65%, 12/2/2022	86,000	83,210
7.00%, 3/19/2018	100,000	110,613
8.13%, 5/20/2019	75,000	88,477
American Express Credit Corp.:
Series MTN, 1.80%, 7/31/2018	50,000	49,819
2.13%, 7/27/2018 (b)	75,000	75,375
Series GMTN, 2.25%, 8/15/2019	100,000	99,583
Series MTN, 2.38%, 3/24/2017	440,000	443,961
Series F, 2.60%, 9/14/2020	50,000	49,954
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (b)	150,000	152,296
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	124,673
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	110,173
BlackRock, Inc. 3.50%, 3/18/2024 (b)	225,000	230,560
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	118,224
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	49,738
3.00%, 3/10/2025	100,000	97,824
3.45%, 2/13/2026	35,000	35,218
CME Group, Inc. 3.00%, 3/15/2025	150,000	146,732
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	384,200
Discover Financial Services 5.20%, 4/27/2022	100,000	105,919
Franklin Resources, Inc. 2.85%, 3/30/2025 (b)	100,000	94,326
GE Capital International Funding Co.:
2.34%, 11/15/2020 (d)	1,300,000	1,288,209
4.42%, 11/15/2035 (d)	910,000	930,299

General Electric Capital Corp.:
Series MTN, 2.30%, 4/27/2017	100,000	101,329
Series GMTN, 3.10%, 1/9/2023	100,000	101,226
Series GMTN, 4.63%, 1/7/2021	100,000	109,859
5.30%, 2/11/2021	100,000	112,584
Series GMTN, 5.63%, 9/15/2017	100,000	107,125
Series MTN, 5.88%, 1/14/2038	101,000	123,833
Series GMTN, 6.15%, 8/7/2037	80,000	100,946
Series GMTN, 6.38%, 11/15/2067 (e)	100,000	104,500
Series A, 6.75%, 3/15/2032	84,000	109,689
Series GMTN, 6.88%, 1/10/2039	86,000	117,539
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	229,102
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	100,740
Invesco Finance PLC 3.75%, 1/15/2026	150,000	150,278
Jefferies Group LLC:
5.13%, 4/13/2018	325,000	337,749
6.25%, 1/15/2036	60,000	55,675
6.45%, 6/8/2027	20,000	20,444
Lazard Group LLC 3.75%, 2/13/2025	100,000	92,487
Legg Mason, Inc. 3.95%, 7/15/2024	200,000	196,783
Murray Street Investment Trust I 4.65%, 3/9/2017 (c)	240,000	247,481
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	217,668
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	194,781
2.30%, 11/1/2020	50,000	49,097
Series C, 8.00%, 3/1/2032	210,000	287,265
Nomura Holdings, Inc.:
Series GMTN, 2.75%, 3/19/2019	150,000	150,730
6.70%, 3/4/2020	121,000	139,205
NYSE Holdings LLC 2.00%, 10/5/2017	200,000	200,750
Private Export Funding Corp.:
Series FF, 1.38%, 2/15/2017	245,000	245,353
Series GG, 2.45%, 7/15/2024	200,000	194,802
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	110,387
Synchrony Financial:
2.60%, 1/15/2019	100,000	99,868
3.75%, 8/15/2021	200,000	199,486
4.50%, 7/23/2025	100,000	99,646
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	98,669
Visa, Inc.:
1.20%, 12/14/2017	55,000	54,966
2.20%, 12/14/2020	150,000	149,995
2.80%, 12/14/2022	150,000	150,499
3.15%, 12/14/2025	250,000	250,925
4.15%, 12/14/2035	60,000	60,640
4.30%, 12/14/2045	130,000	132,182

		11,316,130

See accompanying notes to financial statements.

199

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

ELECTRIC — 1.7%
Ameren Illinois Co. 6.13%, 11/15/2017	$100,000	$107,421
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	81,278
7.00%, 4/1/2038	26,000	32,244
Arizona Public Service Co.:
3.15%, 5/15/2025 (b)	50,000	48,823
5.50%, 9/1/2035	100,000	112,672
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	200,000	196,127
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023 (b)	150,000	152,735
5.75%, 4/1/2018	200,000	215,979
6.13%, 4/1/2036	155,000	179,853
Black Hills Corp. 4.25%, 11/30/2023	100,000	103,469
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	95,689
4.50%, 4/1/2044	275,000	282,941
Cleco Power LLC 6.00%, 12/1/2040	100,000	111,548
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	100,000	109,895
Commonwealth Edison Co.:
4.35%, 11/15/2045	200,000	200,985
5.90%, 3/15/2036	100,000	119,634
Connecticut Light & Power Co.:
2.50%, 1/15/2023	150,000	144,571
6.35%, 6/1/2036	75,000	94,097
Consolidated Edison Co. of New York, Inc.:
Series 12-A, 4.20%, 3/15/2042	100,000	93,649
4.45%, 6/15/2020	100,000	107,820
4.45%, 3/15/2044	300,000	299,981
Series 09-C, 5.50%, 12/1/2039	125,000	141,799
Consumers Energy Co.:
3.95%, 5/15/2043 (b)	100,000	96,742
4.35%, 8/31/2064	204,000	193,357
5.65%, 9/15/2018	100,000	109,219
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	102,181
Dominion Resources, Inc.:
1.25%, 3/15/2017	200,000	198,735
3.63%, 12/1/2024	100,000	98,642
3.90%, 10/1/2025	125,000	124,936
Series C, 4.90%, 8/1/2041	350,000	343,971
6.40%, 6/15/2018	250,000	273,739
DTE Electric Co. 2.65%, 6/15/2022	100,000	98,388
DTE Energy Co.:
2.40%, 12/1/2019	50,000	49,444
6.38%, 4/15/2033	150,000	181,098
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	137,470
4.25%, 12/15/2041	150,000	149,063
5.30%, 2/15/2040	100,000	113,451
Series C, 7.00%, 11/15/2018	270,000	307,050

Duke Energy Corp. 4.80%, 12/15/2045 (b)	100,000	100,937
Duke Energy Florida LLC 5.65%, 6/15/2018	175,000	190,123
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	115,753
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	50,098
4.20%, 8/15/2045	50,000	49,247
Edison International 3.75%, 9/15/2017	50,000	51,559
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,189
Entergy Corp.:
4.70%, 1/15/2017	200,000	204,547
5.13%, 9/15/2020	150,000	160,610
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	28,346
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	247,642
4.00%, 10/1/2020 (b)	400,000	409,925
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	99,738
4.05%, 6/1/2042	25,000	24,640
4.05%, 10/1/2044	200,000	196,979
5.69%, 3/1/2040	65,000	77,722
Georgia Power Co.:
4.30%, 3/15/2042	375,000	341,970
Series 10-C, 4.75%, 9/1/2040	100,000	96,885
5.40%, 6/1/2040	300,000	313,761
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	127,304
Iberdrola International B.V. 6.75%, 7/15/2036	100,000	122,011
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100,000	98,567
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	24,596
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	49,895
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	103,125
MidAmerican Energy Co.:
3.50%, 10/15/2024	100,000	102,033
4.25%, 5/1/2046	70,000	69,522
4.80%, 9/15/2043	150,000	160,445
Nevada Power Co.:
5.45%, 5/15/2041	60,000	66,650
Series R, 6.75%, 7/1/2037	15,000	18,967
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	147,481
4.50%, 6/1/2021 (b)	200,000	211,800
NiSource Finance Corp.:
4.80%, 2/15/2044	50,000	50,226
6.40%, 3/15/2018	70,000	76,175
Northern States Power Co.:
4.85%, 8/15/2040	100,000	109,472
6.25%, 6/1/2036	150,000	189,004

See accompanying notes to financial statements.

200

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Oglethorpe Power Corp. 4.55%, 6/1/2044	$200,000	$188,730
Ohio Power Co.:
6.05%, 5/1/2018	300,000	325,017
Series G, 6.60%, 2/15/2033	45,000	54,381
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	90,896
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	32,117
6.80%, 9/1/2018	300,000	332,864
7.00%, 5/1/2032	140,000	170,990
Pacific Gas & Electric Co.:
3.25%, 6/15/2023 (b)	200,000	200,698
3.50%, 6/15/2025	95,000	96,456
4.25%, 3/15/2046	50,000	48,671
4.50%, 12/15/2041	25,000	24,623
4.75%, 2/15/2044	200,000	207,850
6.05%, 3/1/2034	200,000	239,012
PacifiCorp:
3.60%, 4/1/2024 (b)	200,000	204,956
3.85%, 6/15/2021	200,000	209,907
4.10%, 2/1/2042	50,000	48,287
PECO Energy Co. 4.15%, 10/1/2044	100,000	98,018
PG&E Corp. 2.40%, 3/1/2019	250,000	249,235
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	201,833
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	97,734
4.15%, 10/1/2045	100,000	98,481
5.20%, 7/15/2041	50,000	56,443
Progress Energy, Inc. 7.75%, 3/1/2031	455,000	591,445
PSEG Power LLC 5.13%, 4/15/2020	80,000	85,954
Public Service Co. of Colorado 2.90%, 5/15/2025	200,000	195,557
Public Service Co. of New Mexico 3.85%, 8/1/2025	50,000	49,778
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	105,488
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	49,344
Series MTN, 2.38%, 5/15/2023	150,000	143,399
Series MTN, 3.95%, 5/1/2042	25,000	23,970
Series K, 4.05%, 5/1/2045	100,000	97,150
Series MTN, 4.15%, 11/1/2045	100,000	98,814
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	48,354
6.00%, 9/1/2021	100,000	112,741
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	126,216
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	201,857
Series FFF, 6.13%, 9/15/2037	115,000	142,177
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (b)	200,000	190,399
5.45%, 2/1/2041	100,000	109,317

Southern California Edison Co.:
3.88%, 6/1/2021 (b)	70,000	73,941
5.50%, 3/15/2040	450,000	527,700
Southern Power Co. 4.15%, 12/1/2025	100,000	99,386
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	100,000	85,646
6.45%, 1/15/2019	100,000	111,736
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	50,154
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	97,135
6.10%, 5/15/2018	100,000	108,904
TransAlta Corp. 1.90%, 6/3/2017	63,000	60,165
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	142,158
Union Electric Co. 6.40%, 6/15/2017	200,000	213,270
Virginia Electric & Power Co. 2.75%, 3/15/2023	100,000	97,907
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	98,062
Western Massachusetts Electric Co. 3.50%, 9/15/2021 (b)	150,000	153,896
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	250,243
4.30%, 12/15/2045	100,000	100,659
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	127,037
Xcel Energy, Inc. 4.70%, 5/15/2020	100,000	106,921

		18,302,719

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	97,386
4.88%, 10/15/2019	100,000	109,287

		206,673

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	210,337
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,681
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	74,804
Avnet, Inc. 4.88%, 12/1/2022	125,000	128,311
Corning, Inc.:
1.45%, 11/15/2017	100,000	98,935
4.70%, 3/15/2037	100,000	97,760
Flextronics International, Ltd. 4.75%, 6/15/2025 (d)	50,000	48,688
Honeywell International, Inc.:
4.25%, 3/1/2021 (b)	50,000	54,391
5.30%, 3/1/2018 (b)	250,000	269,758
Series 30, 5.38%, 3/1/2041	100,000	116,935
Jabil Circuit, Inc. 8.25%, 3/15/2018	100,000	109,622

See accompanying notes to financial statements.

201

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Keysight Technologies, Inc. 3.30%, 10/30/2019	$150,000	$147,342
Koninklijke Philips NV 3.75%, 3/15/2022	200,000	204,152
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	100,000	97,675

		1,708,391

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	204,554
Fluor Corp. 3.38%, 9/15/2021	80,000	81,054

		285,608

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	272,251
5.00%, 3/1/2020 (b)	100,000	108,385
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	151,209
4.10%, 3/1/2045	200,000	185,839

		717,684

FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	48,732
3.80%, 8/2/2042	300,000	258,432
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	246,378
3.20%, 1/25/2023	100,000	95,737
Delhaize Group 5.70%, 10/1/2040	15,000	15,158
General Mills, Inc.:
1.40%, 10/20/2017	200,000	198,824
5.70%, 2/15/2017	205,000	214,702
Hershey Co. 2.63%, 5/1/2023 (b)	100,000	97,187
Ingredion, Inc. 4.63%, 11/1/2020	200,000	210,184
JM Smucker Co.:
3.50%, 3/15/2025	100,000	99,640
4.25%, 3/15/2035	300,000	293,427
4.38%, 3/15/2045	25,000	24,138
Kellogg Co.:
3.13%, 5/17/2022 (b)	100,000	97,727
3.25%, 5/21/2018	65,000	66,313
Series B, 7.45%, 4/1/2031	100,000	124,082
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	301,757
3.50%, 6/6/2022	200,000	202,347
5.00%, 6/4/2042	225,000	226,971
6.13%, 8/23/2018	100,000	109,555
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (d)	30,000	29,898
2.00%, 7/2/2018 (d)	30,000	29,837
2.80%, 7/2/2020 (b) (d)	50,000	49,685
3.50%, 7/15/2022 (d)	50,000	50,411
3.95%, 7/15/2025 (b) (d)	50,000	50,444
5.00%, 7/15/2035 (d)	20,000	20,445

5.20%, 7/15/2045 (d)	20,000	20,702
Kroger Co.:
5.40%, 7/15/2040	250,000	266,801
6.15%, 1/15/2020	100,000	112,096
6.90%, 4/15/2038	26,000	32,469
8.00%, 9/15/2029	49,000	65,939
McCormick & Co., Inc. 3.25%, 11/15/2025	35,000	34,632
Mondelez International, Inc.:
4.00%, 2/1/2024	116,000	118,939
5.38%, 2/10/2020	150,000	164,456
6.50%, 2/9/2040	180,000	216,994
Sysco Corp.:
2.60%, 10/1/2020	50,000	49,998
2.60%, 6/12/2022	150,000	145,256
3.75%, 10/1/2025	25,000	25,308
4.85%, 10/1/2045	15,000	15,476
Tyson Foods, Inc.:
3.95%, 8/15/2024	120,000	122,789
5.15%, 8/15/2044	200,000	209,460
Unilever Capital Corp.:
0.85%, 8/2/2017	100,000	99,401
4.25%, 2/10/2021	150,000	162,508
Whole Foods Market, Inc. 5.20%, 12/3/2025 (d)	50,000	50,091

		5,075,326

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	350,000	394,275
Domtar Corp. 6.25%, 9/1/2042	100,000	92,453
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	234,653
International Paper Co.:
5.15%, 5/15/2046	150,000	142,918
6.00%, 11/15/2041	20,000	20,743
7.50%, 8/15/2021 (b)	250,000	296,408
Plum Creek Timberlands L.P. 3.25%, 3/15/2023	100,000	95,791

		1,277,241

GAS — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	130,000	122,769
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	107,325
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	56,623
5.20%, 7/15/2025	50,000	47,910
ONE Gas, Inc. 2.07%, 2/1/2019	195,000	193,094
Sempra Energy:
2.30%, 4/1/2017	200,000	201,025
2.85%, 11/15/2020	50,000	49,840
3.75%, 11/15/2025	50,000	50,017

		828,603

See accompanying notes to financial statements.

202

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

HAND & MACHINE TOOLS — 0.0% (a)
Snap-on, Inc. 4.25%, 1/15/2018	$100,000	$105,038
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	100,000	99,659
3.40%, 12/1/2021	60,000	60,990

		265,687

HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
1.80%, 12/15/2017	100,000	99,843
2.68%, 12/15/2019	196,000	196,544
3.30%, 3/1/2023	50,000	49,289
3.73%, 12/15/2024	100,000	100,953
4.88%, 5/15/2044	100,000	100,833
5.00%, 11/12/2040	100,000	101,134
Boston Scientific Corp.:
2.65%, 10/1/2018	200,000	200,924
6.00%, 1/15/2020	100,000	110,926
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	97,860
4.20%, 6/15/2020	200,000	214,070
CR Bard, Inc. 1.38%, 1/15/2018	100,000	98,414
Danaher Corp.:
1.65%, 9/15/2018	35,000	34,885
3.35%, 9/15/2025	65,000	66,025
3.90%, 6/23/2021	53,000	56,214
4.38%, 9/15/2045	60,000	61,857
Life Technologies Corp. 6.00%, 3/1/2020	400,000	443,336
Medtronic, Inc.:
1.38%, 4/1/2018	200,000	199,120
2.50%, 3/15/2020	100,000	100,195
3.13%, 3/15/2022	300,000	302,427
3.15%, 3/15/2022	100,000	101,033
3.50%, 3/15/2025	400,000	403,893
4.38%, 3/15/2035	100,000	100,968
4.63%, 3/15/2045	200,000	205,677
St Jude Medical, Inc.:
2.80%, 9/15/2020	50,000	49,238
3.25%, 4/15/2023	150,000	146,885
3.88%, 9/15/2025	40,000	40,313
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,957
3.38%, 11/1/2025	50,000	49,377
4.10%, 4/1/2043	300,000	280,352
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,043
3.65%, 12/15/2025	100,000	99,785
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	149,100
2.70%, 4/1/2020	100,000	98,610
3.55%, 4/1/2025	70,000	67,974
4.25%, 8/15/2035	45,000	42,037
4.45%, 8/15/2045	125,000	114,970
4.63%, 11/30/2019	100,000	106,526

		4,850,587

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	99,536
3.95%, 9/1/2020 (b)	150,000	157,489
4.50%, 5/15/2042	141,000	138,428
6.63%, 6/15/2036	149,000	177,221
Anthem, Inc.:
1.88%, 1/15/2018	300,000	298,811
3.30%, 1/15/2023	50,000	48,844
4.63%, 5/15/2042	125,000	118,693
4.65%, 1/15/2043	100,000	95,266
5.88%, 6/15/2017	100,000	105,705
5.95%, 12/15/2034	68,000	74,099
Baylor Scott & White Holdings 4.19%, 11/15/2045	65,000	61,447
Cigna Corp.:
3.25%, 4/15/2025	50,000	48,336
4.00%, 2/15/2022	50,000	51,650
5.38%, 2/15/2042	70,000	76,770
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	51,888
Humana, Inc.:
3.85%, 10/1/2024	175,000	174,661
4.63%, 12/1/2042	230,000	216,657
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	200,055
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	60,244
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	23,571
Quest Diagnostics, Inc. 2.70%, 4/1/2019 (b)	230,000	229,281
UnitedHealth Group, Inc.:
1.90%, 7/16/2018	230,000	230,657
2.70%, 7/15/2020	60,000	60,639
3.75%, 7/15/2025	100,000	103,030
3.88%, 10/15/2020 (b)	100,000	105,731
4.63%, 11/15/2041	280,000	284,397
4.75%, 7/15/2045	50,000	52,536
5.95%, 2/15/2041	20,000	24,053
6.00%, 2/15/2018	200,000	217,084
6.88%, 2/15/2038	256,000	335,442

		3,922,221

HOLDING COMPANIES-DIVERS — 0.0% (a)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	97,060
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	300,000	292,488

		389,548

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	99,405
4.00%, 3/1/2024	60,000	61,360

		160,765

See accompanying notes to financial statements.

203

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.30%, 1/15/2017	$160,000	$160,359
Series MTN, 1.95%, 2/1/2023	100,000	96,098
Series MTN, 4.00%, 8/15/2045	100,000	100,515
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	90,244
Procter & Gamble Co.:
2.30%, 2/6/2022	250,000	249,352
4.70%, 2/15/2019 (b)	250,000	271,907
5.55%, 3/5/2037	100,000	120,546

		1,089,021

HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	49,403
Clorox Co. 3.50%, 12/15/2024	100,000	99,045
Kimberly-Clark Corp.:
2.15%, 8/15/2020 (b)	50,000	49,584
2.40%, 3/1/2022	100,000	98,609
5.30%, 3/1/2041	45,000	50,753
6.63%, 8/1/2037	100,000	130,797

		478,191

HOUSEWARES — 0.0% (a)
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	100,000	96,130
3.90%, 11/1/2025	50,000	45,129

		141,259

INSURANCE — 0.9%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	97,272
5.70%, 2/15/2017	150,000	157,271
5.80%, 3/15/2018 (b)	400,000	433,306
Aflac, Inc. 3.63%, 11/15/2024	300,000	304,533
Alleghany Corp. 4.90%, 9/15/2044	125,000	117,833
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	109,021
Allstate Corp:
5.95%, 4/1/2036	165,000	199,284
7.45%, 5/16/2019	50,000	57,960
American International Group, Inc.:
3.75%, 7/10/2025	35,000	34,652
4.38%, 1/15/2055	300,000	260,150
4.50%, 7/16/2044	150,000	138,660
4.70%, 7/10/2035	50,000	48,936
Series MTN, 5.85%, 1/16/2018	100,000	107,613
6.25%, 3/15/2087	100,000	108,250
8.18%, 5/15/2068 (e)	56,000	73,500
Aon PLC:
2.80%, 3/15/2021	50,000	49,759
3.50%, 6/14/2024	100,000	97,665
4.00%, 11/27/2023	100,000	101,480
4.60%, 6/14/2044	50,000	47,932
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	50,321

Assurant, Inc. 4.00%, 3/15/2023 (b)	100,000	99,836
AXA SA 8.60%, 12/15/2030	100,000	136,500
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	100,000	101,372
4.30%, 5/15/2043	50,000	48,663
5.40%, 5/15/2018 (b)	100,000	108,457
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	504,110
3.75%, 8/15/2021 (b)	100,000	106,513
Chubb Corp.:
5.75%, 5/15/2018	100,000	108,827
6.00%, 5/11/2037	100,000	121,690
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	113,351
CNA Financial Corp. 7.35%, 11/15/2019	100,000	115,388
Fidelity National Financial, Inc. 6.60%, 5/15/2017	120,000	126,288
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	123,162
Horace Mann Educators Corp. 4.50%, 12/1/2025	50,000	50,094
Kemper Corp. 4.35%, 2/15/2025	50,000	49,164
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	48,170
4.00%, 9/1/2023	100,000	102,146
6.30%, 10/9/2037	100,000	116,824
Markel Corp. 3.63%, 3/30/2023	100,000	98,736
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	75,000	74,212
3.50%, 3/10/2025	75,000	73,690
3.75%, 3/14/2026	50,000	49,890
MetLife, Inc.:
3.60%, 11/13/2025	100,000	100,846
4.60%, 5/13/2046	100,000	100,973
4.88%, 11/13/2043	150,000	155,472
5.70%, 6/15/2035	155,000	178,063
5.88%, 2/6/2041	250,000	294,242
7.72%, 2/15/2019	150,000	174,485
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	103,000
Principal Financial Group, Inc.:
1.85%, 11/15/2017	150,000	149,773
3.40%, 5/15/2025	50,000	48,720
Progressive Corp. 4.35%, 4/25/2044	200,000	200,963
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	177,787
Series MTN, 4.50%, 11/16/2021	650,000	698,494
Series MTN, 5.80%, 11/16/2041	50,000	56,239
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	200,000	209,443
Symetra Financial Corp. 4.25%, 7/15/2024	200,000	200,343

See accompanying notes to financial statements.

204

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Travelers Cos., Inc.:
3.90%, 11/1/2020	$100,000	$106,097
Series MTN, 5.75%, 12/15/2017	250,000	269,481
Unum Group 4.00%, 3/15/2024	100,000	99,472
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	101,246
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	109,617
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	52,412
4.75%, 8/1/2044	150,000	143,881
XLIT, Ltd.:
4.45%, 3/31/2025	280,000	274,870
5.75%, 10/1/2021	100,000	111,343

		9,189,743

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	350,000	342,735
3.13%, 11/28/2021	100,000	97,348
3.60%, 11/28/2024	117,000	112,620
Amazon.com, Inc.:
1.20%, 11/29/2017	125,000	124,291
3.30%, 12/5/2021	100,000	102,373
4.80%, 12/5/2034	200,000	210,022
4.95%, 12/5/2044	125,000	132,926
Baidu, Inc. 3.50%, 11/28/2022	200,000	197,029
eBay, Inc.:
1.35%, 7/15/2017	100,000	99,121
2.20%, 8/1/2019	50,000	49,150
4.00%, 7/15/2042	200,000	154,447
Expedia, Inc. 4.50%, 8/15/2024	200,000	192,435
Google, Inc. 3.63%, 5/19/2021	100,000	105,888
Symantec Corp. 2.75%, 6/15/2017	13,000	13,038

		1,933,423

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp. 3.88%, 1/15/2020 (b)	30,000	30,412
FS Investment Corp. 4.75%, 5/15/2022	100,000	97,126

		127,538

IRON/STEEL — 0.1%
Nucor Corp. 5.75%, 12/1/2017	250,000	263,749
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	200,000	151,500
5.63%, 9/15/2019 (b)	250,000	225,625
6.88%, 11/21/2036 (b)	180,000	126,450
6.88%, 11/10/2039	165,000	115,087
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	19,635

		902,046

IT SERVICES — 0.5%
Apple, Inc.:
1.00%, 5/3/2018 (b)	150,000	148,711
1.05%, 5/5/2017 (b)	200,000	200,047
2.00%, 5/6/2020	200,000	199,167
2.10%, 5/6/2019	200,000	201,935
2.40%, 5/3/2023	175,000	169,977
2.50%, 2/9/2025	150,000	143,185
2.70%, 5/13/2022	100,000	100,371
2.85%, 5/6/2021	300,000	306,269
3.20%, 5/13/2025	100,000	100,840
3.45%, 5/6/2024	250,000	257,580
3.45%, 2/9/2045	100,000	85,811
3.85%, 5/4/2043	225,000	208,118
4.38%, 5/13/2045	65,000	65,372
Computer Sciences Corp. 6.50%, 3/15/2018	100,000	108,136
EMC Corp.:
1.88%, 6/1/2018	225,000	209,300
3.38%, 6/1/2023 (b)	100,000	80,172
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (d)	150,000	149,742
3.60%, 10/15/2020 (b) (d)	100,000	100,080
4.90%, 10/15/2025 (d)	350,000	343,422
6.20%, 10/15/2035 (d)	100,000	96,135
6.35%, 10/15/2045 (d)	100,000	95,248
HP Enterprise Services LLC 7.45%, 10/15/2029	70,000	81,760
HP, Inc.:
4.05%, 9/15/2022	100,000	95,706
4.30%, 6/1/2021	100,000	98,335
4.65%, 12/9/2021	178,000	177,078
International Business Machines Corp.:
1.13%, 2/6/2018	150,000	148,614
1.25%, 2/6/2017	150,000	150,323
1.95%, 2/12/2019 (b)	250,000	250,220
3.63%, 2/12/2024	175,000	179,698
4.00%, 6/20/2042 (b)	100,000	93,929
5.70%, 9/14/2017	210,000	225,018
5.88%, 11/29/2032	165,000	199,560
7.00%, 10/30/2025	100,000	127,975
NetApp, Inc.:
2.00%, 12/15/2017	100,000	99,179
3.38%, 6/15/2021	50,000	48,719
Seagate HDD Cayman:
3.75%, 11/15/2018	100,000	99,000
5.75%, 12/1/2034 (d)	100,000	70,500

		5,515,232

LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	67,000	69,512
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	49,896
4.63%, 7/28/2045	50,000	48,855

		168,263

See accompanying notes to financial statements.

205

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

LODGING — 0.0% (a)
Marriott International, Inc. 3.38%, 10/15/2020	$125,000	$127,505
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	75,805
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	201,206

		404,516

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series GMTN, 1.70%, 6/16/2018	100,000	99,774
Series MTN, 2.00%, 3/5/2020 (b)	210,000	207,662
Series MTN, 2.50%, 11/13/2020	250,000	249,421
Series MTN, 3.30%, 6/9/2024	100,000	99,229
Series MTN, 7.15%, 2/15/2019	170,000	194,805
Caterpillar, Inc.:
1.50%, 6/26/2017	50,000	50,072
2.60%, 6/26/2022 (b)	125,000	122,320
3.80%, 8/15/2042	100,000	89,387
6.05%, 8/15/2036	165,000	193,958
Joy Global, Inc. 5.13%, 10/15/2021 (b)	200,000	160,000

		1,466,628

MACHINERY-DIVERSIFIED — 0.1%
Cummins, Inc. 4.88%, 10/1/2043 (b)	100,000	102,355
Deere & Co.:
3.90%, 6/9/2042 (b)	150,000	142,852
5.38%, 10/16/2029	75,000	86,747
Flowserve Corp. 4.00%, 11/15/2023	43,000	42,524
John Deere Capital Corp.:
Series MTN, 1.35%, 1/16/2018	100,000	99,451
Series MTN, 1.60%, 7/13/2018 (b)	100,000	99,545
Series MTN, 1.95%, 12/13/2018	150,000	150,195
Series MTN, 2.05%, 3/10/2020	122,000	120,399
Series MTN, 2.38%, 7/14/2020	150,000	149,516
Series MTN, 2.80%, 3/4/2021	150,000	150,857
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	97,778
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	98,877
3.00%, 12/15/2020	50,000	49,884
3.85%, 12/15/2025	25,000	25,070

		1,416,050

MEDIA — 1.1%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (b)	100,000	100,536
3.70%, 10/15/2025 (d)	20,000	19,796
4.50%, 2/15/2021	150,000	160,970
4.75%, 9/15/2044	100,000	96,057
4.95%, 10/15/2045 (d)	26,000	25,718
6.15%, 3/1/2037	240,000	269,032
6.40%, 12/15/2035	150,000	174,234
6.65%, 11/15/2037	100,000	116,348

8.88%, 4/26/2023	44,000	57,082
CBS Corp.:
1.95%, 7/1/2017	100,000	99,953
2.30%, 8/15/2019	100,000	98,455
4.85%, 7/1/2042	100,000	90,088
7.88%, 7/30/2030	304,000	383,660
CCO Safari II LLC:
3.58%, 7/23/2020 (d)	55,000	54,721
4.46%, 7/23/2022 (d)	100,000	99,761
4.91%, 7/23/2025 (d)	177,000	176,092
6.38%, 10/23/2035 (d)	70,000	70,410
6.48%, 10/23/2045 (d)	510,000	512,207
6.83%, 10/23/2055 (d)	50,000	49,280
Comcast Corp.:
3.38%, 8/15/2025	30,000	30,311
4.20%, 8/15/2034	83,000	81,731
4.25%, 1/15/2033	100,000	99,041
4.40%, 8/15/2035	38,000	38,342
4.50%, 1/15/2043 (b)	78,000	77,636
4.60%, 8/15/2045	193,000	195,791
4.65%, 7/15/2042	200,000	204,303
5.15%, 3/1/2020	250,000	278,141
5.88%, 2/15/2018	90,000	97,848
6.40%, 5/15/2038	310,000	384,428
6.50%, 1/15/2017	180,000	189,661
6.95%, 8/15/2037	200,000	261,641
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	200,000	205,064
5.20%, 3/15/2020	335,000	363,204
6.00%, 8/15/2040	100,000	102,323
6.38%, 3/1/2041	200,000	213,997
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	102,557
5.05%, 6/1/2020	150,000	159,430
6.35%, 6/1/2040	150,000	146,894
Grupo Televisa SAB 6.00%, 5/15/2018	200,000	215,326
McGraw-Hill Financial, Inc.:
3.30%, 8/14/2020	50,000	50,313
4.00%, 6/15/2025	100,000	99,642
4.40%, 2/15/2026	25,000	25,511
NBCUniversal Media LLC:
4.38%, 4/1/2021	350,000	378,495
5.15%, 4/30/2020	335,000	373,389
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	96,153
3.90%, 11/15/2024	50,000	47,733
Thomson Reuters Corp.:
1.30%, 2/23/2017	200,000	198,799
4.70%, 10/15/2019	100,000	106,965
5.85%, 4/15/2040	100,000	103,693
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	101,212
5.00%, 2/1/2020	100,000	105,656
5.50%, 9/1/2041	250,000	226,452
5.85%, 5/1/2017	290,000	302,915
6.55%, 5/1/2037	350,000	353,174
6.75%, 7/1/2018	200,000	218,317

See accompanying notes to financial statements.

206

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Time Warner, Inc.:
3.55%, 6/1/2024	$100,000	$98,171
3.88%, 1/15/2026	100,000	98,836
4.00%, 1/15/2022	200,000	207,654
4.85%, 7/15/2045	50,000	47,516
4.88%, 3/15/2020	600,000	647,796
4.90%, 6/15/2042	100,000	95,850
7.70%, 5/1/2032	240,000	302,404
Viacom, Inc.:
3.50%, 4/1/2017	100,000	101,490
3.88%, 12/15/2021	350,000	344,046
Walt Disney Co.:
Series GMTN, 1.85%, 5/30/2019	200,000	200,193
2.75%, 8/16/2021	100,000	101,563
Series MTN, 3.75%, 6/1/2021 (b)	100,000	106,291
4.38%, 8/16/2041	300,000	313,483

		11,555,781

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	198,305
2.50%, 1/15/2023	100,000	96,074
Timken Co. 3.88%, 9/1/2024	70,000	67,247

		361,626

MINING — 0.3%
Barrick Gold Corp. 4.10%, 5/1/2023 (b)	32,000	27,279
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	179,383
5.70%, 5/30/2041	100,000	65,676
Barrick PD Australia Finance Pty, Ltd. 4.95%, 1/15/2020	100,000	95,418
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	49,911
2.05%, 9/30/2018	200,000	196,710
2.88%, 2/24/2022	150,000	137,595
3.85%, 9/30/2023 (b)	200,000	189,609
6.50%, 4/1/2019	100,000	110,753
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	78,000
3.55%, 3/1/2022	250,000	145,000
4.00%, 11/14/2021 (b)	300,000	180,000
5.40%, 11/14/2034	250,000	130,000
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	159,494
Kinross Gold Corp. 5.95%, 3/15/2024	265,000	174,900
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	100,000	89,230
4.88%, 3/15/2042	100,000	71,664
6.25%, 10/1/2039	100,000	79,556
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	150,000	140,949
4.13%, 8/21/2042	128,000	99,519
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	100,000	97,230
6.50%, 7/15/2018	100,000	107,669

9.00%, 5/1/2019	350,000	407,037
Southern Copper Corp.:
3.88%, 4/23/2025 (b)	120,000	108,163
5.25%, 11/8/2042	200,000	145,238

		3,265,983

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
Series MTN, 1.38%, 8/7/2018 (b)	50,000	49,747
Series MTN, 2.00%, 8/7/2020 (b)	50,000	49,715
Series MTN, 3.00%, 8/7/2025	50,000	50,643
Series MTN, 3.88%, 6/15/2044	100,000	96,893
Carlisle Cos., Inc. 3.75%, 11/15/2022	100,000	99,066
Crane Co. 4.45%, 12/15/2023	50,000	51,395
Dover Corp. 4.30%, 3/1/2021	100,000	106,843
Eaton Corp.:
4.00%, 11/2/2032	240,000	228,930
4.15%, 11/2/2042	100,000	92,085
Eaton Electric Holdings LLC 3.88%, 12/15/2020	50,000	51,906
General Electric Co.:
2.70%, 10/9/2022	250,000	249,293
4.13%, 10/9/2042	6,000	5,862
4.50%, 3/11/2044	200,000	205,824
5.25%, 12/6/2017	501,000	535,798
Hexcel Corp. 4.70%, 8/15/2025	25,000	24,759
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	94,443
4.88%, 9/15/2041	100,000	108,304
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	220,596
Parker-Hannifin Corp. Series MTN, 4.20%, 11/21/2034	70,000	70,534
Pentair Finance SA 2.65%, 12/1/2019	100,000	96,911
Textron, Inc. 3.88%, 3/1/2025	55,000	53,872
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	106,774
Tyco International Finance SA 5.13%, 9/14/2045	200,000	207,887

		2,858,080

MULTI-NATIONAL — 0.4%
African Development Bank Series GDIF, 0.88%, 5/15/2017	200,000	199,353
Council of Europe Development Bank 1.13%, 5/31/2018	150,000	149,118
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	200,866
European Investment Bank:
0.88%, 4/18/2017	200,000	199,328
1.00%, 6/15/2018	400,000	396,127
1.75%, 6/17/2019	300,000	300,754

See accompanying notes to financial statements.

207

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.88%, 3/15/2019	$100,000	$100,806
2.50%, 4/15/2021	450,000	459,452
2.50%, 10/15/2024	800,000	806,038
Inter-American Development Bank 1.25%, 10/15/2019	400,000	393,233
International Bank for Reconstruction & Development:
2.13%, 11/1/2020	200,000	202,003
Series GDIF, 2.50%, 11/25/2024	300,000	302,772
Series GMTN, 4.75%, 2/15/2035	580,000	710,829

		4,420,679

OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	75,073
Series MTN, 5.60%, 3/15/2018	200,000	211,560
Xerox Corp.:
2.95%, 3/15/2017	158,000	158,963
6.35%, 5/15/2018 (b)	300,000	319,819

		765,415

OIL & GAS — 1.8%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	216,765
Anadarko Petroleum Corp.:
6.38%, 9/15/2017	50,000	52,627
6.45%, 9/15/2036	100,000	95,383
Apache Corp.:
4.75%, 4/15/2043	350,000	301,201
5.10%, 9/1/2040	170,000	146,130
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	98,398
1.67%, 2/13/2018	50,000	49,741
2.24%, 5/10/2019	400,000	396,619
2.24%, 9/26/2018	100,000	100,174
2.32%, 2/13/2020	100,000	98,506
2.75%, 5/10/2023	200,000	188,153
3.25%, 5/6/2022	100,000	98,693
3.51%, 3/17/2025	150,000	145,167
3.56%, 11/1/2021	100,000	102,437
4.74%, 3/11/2021	200,000	216,629
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	220,592
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	97,064
6.50%, 2/15/2037	250,000	235,767
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	72,969
5.70%, 10/15/2019	100,000	104,660
6.75%, 11/15/2039	100,000	94,676
Chevron Corp.:
1.10%, 12/5/2017	100,000	99,001
1.34%, 11/9/2017	100,000	99,566
1.37%, 3/2/2018	100,000	99,026
1.72%, 6/24/2018	100,000	99,382
1.79%, 11/16/2018	100,000	99,265
1.96%, 3/3/2020	100,000	98,068
2.41%, 3/3/2022	50,000	48,389
2.42%, 11/17/2020	100,000	99,172
2.43%, 6/24/2020	250,000	249,225

3.19%, 6/24/2023 (b)	50,000	50,211
3.33%, 11/17/2025 (b)	150,000	150,004
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	235,331
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	225,777
CNOOC Nexen Finance 2014 ULC:
1.63%, 4/30/2017	100,000	99,429
4.25%, 4/30/2024	200,000	202,432
ConocoPhillips Co.:
2.20%, 5/15/2020 (b)	85,000	82,060
3.35%, 11/15/2024 (b)	200,000	183,656
3.35%, 5/15/2025	155,000	141,757
4.15%, 11/15/2034	100,000	85,103
5.75%, 2/1/2019	325,000	352,117
5.90%, 10/15/2032	250,000	253,439
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	100,000	70,000
4.50%, 4/15/2023	200,000	142,000
5.00%, 9/15/2022	100,000	73,000
Devon Energy Corp.:
6.30%, 1/15/2019	350,000	360,184
7.95%, 4/15/2032	200,000	207,964
Devon Financing Corp. LLC 7.88%, 9/30/2031	50,000	51,848
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (b)	200,000	123,000
Ecopetrol SA:
4.13%, 1/16/2025	270,000	216,000
5.88%, 9/18/2023 (b)	100,000	91,500
7.63%, 7/23/2019 (b)	375,000	405,000
Encana Corp. 5.15%, 11/15/2041 (b)	206,000	138,614
Ensco PLC 4.70%, 3/15/2021	100,000	81,500
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	87,964
4.10%, 2/1/2021	100,000	103,711
5.63%, 6/1/2019	129,000	140,131
EQT Corp. 8.13%, 6/1/2019	100,000	106,944
Exxon Mobil Corp.:
0.92%, 3/15/2017	267,000	266,485
1.82%, 3/15/2019	100,000	99,747
1.91%, 3/6/2020	100,000	99,050
2.71%, 3/6/2025 (b)	100,000	97,476
3.18%, 3/15/2024 (b)	100,000	101,765
3.57%, 3/6/2045	45,000	41,881
Hess Corp.:
1.30%, 6/15/2017	150,000	146,536
5.60%, 2/15/2041	238,000	197,131
7.88%, 10/1/2029	100,000	107,394
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	230,547
Marathon Oil Corp.:
2.70%, 6/1/2020 (b)	200,000	176,493
2.80%, 11/1/2022	200,000	160,872
6.80%, 3/15/2032	100,000	87,391

See accompanying notes to financial statements.

208

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Marathon Petroleum Corp.:
5.13%, 3/1/2021	$100,000	$104,721
5.85%, 12/15/2045	200,000	191,299
6.50%, 3/1/2041	49,000	49,476
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	124,500
Nexen Energy ULC:
5.88%, 3/10/2035	100,000	107,871
6.40%, 5/15/2037	125,000	141,240
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	266,142
5.25%, 11/15/2043	125,000	98,078
Noble Holding International, Ltd. 3.95%, 3/15/2022 (b)	100,000	66,000
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	394,432
Petro-Canada:
5.95%, 5/15/2035	100,000	105,069
7.88%, 6/15/2026	180,000	221,310
Petroleos Mexicanos:
2.38%, 4/15/2025	90,250	89,897
3.50%, 7/18/2018	100,000	99,314
4.50%, 1/23/2026 (b) (d)	275,000	242,158
4.88%, 1/24/2022 (b)	350,000	337,515
5.50%, 1/21/2021	200,000	202,449
5.50%, 6/27/2044 (b)	125,000	94,933
5.63%, 1/23/2046 (d)	325,000	249,186
5.75%, 3/1/2018	100,000	104,173
6.38%, 1/23/2045	100,000	84,903
6.50%, 6/2/2041	150,000	130,633
6.63%, 6/15/2035	215,000	193,668
8.00%, 5/3/2019	100,000	110,499
Phillips 66:
4.30%, 4/1/2022 (b)	100,000	103,453
4.88%, 11/15/2044	75,000	67,060
5.88%, 5/1/2042	250,000	251,817
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	46,369
4.45%, 1/15/2026	50,000	44,998
7.20%, 1/15/2028	100,000	109,499
Pride International, Inc. 7.88%, 8/15/2040	200,000	145,000
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	60,000
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	91,796
Shell International Finance B.V.:
1.13%, 8/21/2017	100,000	99,183
1.25%, 11/10/2017	100,000	99,394
1.63%, 11/10/2018	100,000	98,758
2.00%, 11/15/2018	500,000	498,271
2.13%, 5/11/2020	300,000	294,150
2.25%, 11/10/2020	100,000	98,184
3.25%, 5/11/2025	150,000	145,556
4.13%, 5/11/2035	63,000	59,420
4.55%, 8/12/2043	100,000	95,897
6.38%, 12/15/2038	220,000	260,348
Southwestern Energy Co.:
4.10%, 3/15/2022 (b)	150,000	92,250

4.95%, 1/23/2025	150,000	93,000
Statoil ASA:
2.90%, 11/8/2020	120,000	121,079
3.13%, 8/17/2017	100,000	102,550
3.25%, 11/10/2024	250,000	244,788
5.10%, 8/17/2040	225,000	237,359
7.75%, 6/15/2023	200,000	251,228
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	214,709
Talisman Energy, Inc. 3.75%, 2/1/2021	250,000	228,750
Total Capital International SA:
2.13%, 1/10/2019 (b)	150,000	149,888
2.75%, 6/19/2021	100,000	99,745
2.88%, 2/17/2022 (b)	350,000	345,519
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	83,484
6.13%, 2/1/2020	181,000	198,922
6.63%, 6/15/2037	100,000	101,199
XTO Energy, Inc. 6.75%, 8/1/2037 (b)	45,000	61,811

		19,501,789

OIL & GAS SERVICES — 0.2%
Baker Hughes, Inc.:
3.20%, 8/15/2021	150,000	147,713
5.13%, 9/15/2040	100,000	98,681
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,301
4.50%, 6/1/2021	100,000	103,730
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	98,419
Halliburton Co.:
2.70%, 11/15/2020	25,000	24,606
3.80%, 11/15/2025	45,000	43,998
4.85%, 11/15/2035	50,000	49,121
5.00%, 11/15/2045	42,000	41,230
5.90%, 9/15/2018	300,000	326,310
6.15%, 9/15/2019	200,000	223,413
7.45%, 9/15/2039	100,000	122,288
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	200,000	175,703
3.95%, 12/1/2042	50,000	37,917
Schlumberger Investment SA 3.65%, 12/1/2023 (b)	242,000	245,309

		1,787,739

PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	104,225
Packaging Corp. of America 3.65%, 9/15/2024	100,000	97,260
Sonoco Products Co. 5.75%, 11/1/2040	50,000	53,265
WestRock RKT Co. 3.50%, 3/1/2020	100,000	100,767

		355,517

See accompanying notes to financial statements.

209

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PHARMACEUTICALS — 1.2%
Abbott Laboratories:
5.13%, 4/1/2019	$99,000	$108,192
6.00%, 4/1/2039	275,000	333,168
AbbVie, Inc.:
1.75%, 11/6/2017	450,000	449,165
1.80%, 5/14/2018	145,000	144,183
2.50%, 5/14/2020	150,000	148,034
2.90%, 11/6/2022	100,000	96,992
3.20%, 11/6/2022	70,000	69,124
3.60%, 5/14/2025	375,000	369,830
4.40%, 11/6/2042	150,000	140,559
4.50%, 5/14/2035	60,000	58,556
4.70%, 5/14/2045	50,000	49,060
Actavis Funding SCS:
2.35%, 3/12/2018	420,000	420,491
2.45%, 6/15/2019	45,000	44,484
3.00%, 3/12/2020	255,000	255,288
3.45%, 3/15/2022	50,000	50,091
3.80%, 3/15/2025	255,000	253,898
4.55%, 3/15/2035	30,000	29,284
4.75%, 3/15/2045	245,000	240,426
Actavis, Inc.:
3.25%, 10/1/2022	200,000	196,353
6.13%, 8/15/2019	100,000	111,007
Allergan, Inc. 2.80%, 3/15/2023	200,000	187,784
AmerisourceBergen Corp. 3.40%, 5/15/2024 (b)	100,000	97,673
AstraZeneca PLC:
2.38%, 11/16/2020	100,000	98,972
3.38%, 11/16/2025	100,000	99,162
4.00%, 9/18/2042	100,000	94,195
4.38%, 11/16/2045	45,000	44,664
5.90%, 9/15/2017	400,000	429,080
Baxalta, Inc.:
2.00%, 6/22/2018 (d)	15,000	14,841
2.88%, 6/23/2020 (d)	100,000	98,857
3.60%, 6/23/2022 (d)	50,000	49,982
4.00%, 6/23/2025 (d)	50,000	49,511
5.25%, 6/23/2045 (d)	15,000	15,022
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023 (b)	50,000	51,303
3.25%, 8/1/2042	300,000	260,260
4.50%, 3/1/2044	24,000	25,828
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	56,481
2.40%, 11/15/2019	200,000	197,438
4.50%, 11/15/2044	100,000	97,006
Eli Lilly & Co.:
2.75%, 6/1/2025 (b)	85,000	84,123
5.20%, 3/15/2017	135,000	141,388
5.50%, 3/15/2027	100,000	120,717
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	148,517
2.65%, 2/15/2017	200,000	201,918
3.90%, 2/15/2022	250,000	257,188
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	100,291

GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	163,699
6.38%, 5/15/2038	355,000	449,995
Johnson & Johnson:
1.13%, 11/21/2017 (b)	100,000	99,707
1.88%, 12/5/2019	250,000	249,288
3.55%, 5/15/2021	250,000	264,398
4.85%, 5/15/2041	100,000	114,860
5.55%, 8/15/2017	100,000	106,996
McKesson Corp.:
2.85%, 3/15/2023	100,000	95,731
3.80%, 3/15/2024	200,000	200,959
4.75%, 3/1/2021	100,000	107,942
7.50%, 2/15/2019	100,000	114,597
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	29,931
4.13%, 11/15/2025	30,000	30,116
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,450
Merck & Co., Inc.:
1.85%, 2/10/2020 (b)	100,000	99,291
2.35%, 2/10/2022	100,000	98,117
2.75%, 2/10/2025	210,000	203,785
2.80%, 5/18/2023	150,000	149,247
3.70%, 2/10/2045	230,000	212,596
3.88%, 1/15/2021	150,000	159,952
4.15%, 5/18/2043	100,000	99,348
6.55%, 9/15/2037	100,000	131,197
Mylan NV:
3.00%, 12/15/2018 (d)	30,000	30,021
3.75%, 12/15/2020 (d)	50,000	50,290
Mylan, Inc. 4.20%, 11/29/2023	50,000	48,440
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	98,936
3.40%, 5/6/2024 (b)	100,000	103,338
4.00%, 11/20/2045	100,000	98,282
4.40%, 5/6/2044	250,000	260,773
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	219,054
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	193,762
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	249,551
2.10%, 5/15/2019 (b)	100,000	99,835
3.40%, 5/15/2024	250,000	255,939
6.20%, 3/15/2019	435,000	488,259
Sanofi:
1.25%, 4/10/2018	100,000	99,499
4.00%, 3/29/2021	125,000	133,521
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	199,988
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	144,993
Wyeth LLC 5.95%, 4/1/2037	240,000	286,538
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	67,270

See accompanying notes to financial statements.

210

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Zoetis, Inc.:
3.25%, 2/1/2023	$42,000	$40,134
3.45%, 11/13/2020	25,000	24,976
4.50%, 11/13/2025	50,000	50,798
4.70%, 2/1/2043	60,000	52,742

		13,173,527

PIPELINES — 0.8%
Boardwalk Pipelines L.P. 3. 38%, 2/1/2023 (b)	170,000	137,892
Buckeye Partners L.P. 2.65%, 11/15/2018	100,000	93,465
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (d)	50,000	48,990
4.50%, 6/1/2025 (d)	75,000	69,408
5.80%, 6/1/2045 (d)	50,000	43,843
Enable Midstream Partners L.P. 3.90%, 5/15/2024	100,000	76,467
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025 (b)	200,000	192,061
Series B, 7.50%, 4/15/2038	100,000	99,235
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	55,000	52,255
4.05%, 3/15/2025	100,000	82,452
4.15%, 10/1/2020	50,000	45,929
4.75%, 1/15/2026	150,000	128,613
5.15%, 3/15/2045	50,000	35,835
6.13%, 12/15/2045	100,000	81,471
6.50%, 2/1/2042	250,000	201,812
6.70%, 7/1/2018	300,000	312,745
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	100,000	91,068
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	96,573
3.70%, 2/15/2026	100,000	88,845
3.75%, 2/15/2025 (b)	75,000	68,064
4.85%, 8/15/2042	345,000	270,812
4.90%, 5/15/2046	200,000	161,838
4.95%, 10/15/2054	200,000	152,453
5.20%, 9/1/2020 (b)	200,000	209,675
5.70%, 2/15/2042	50,000	43,756
Series L, 6.30%, 9/15/2017	100,000	105,130
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	89,850
3.95%, 9/1/2022	350,000	304,447
4.25%, 9/1/2024	250,000	212,031
5.50%, 3/1/2044	300,000	233,759
5.63%, 9/1/2041	50,000	37,919
5.80%, 3/15/2035	175,000	140,870
6.50%, 9/1/2039	150,000	125,971
Kinder Morgan, Inc. 5.55%, 6/1/2045	200,000	156,471
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	100,000	72,229
4.20%, 3/15/2045	100,000	74,014
MPLX L.P. 4.88%, 12/1/2024	200,000	174,000
ONEOK Partners L.P.:
3.20%, 9/15/2018	225,000	213,852

3.80%, 3/15/2020 (b)	50,000	47,527
4.90%, 3/15/2025 (b)	100,000	84,249
6.13%, 2/1/2041	100,000	74,532
Plains All American Pipeline L.P. / PAA Finance Corp.:
2.85%, 1/31/2023	250,000	202,258
4.30%, 1/31/2043	100,000	66,344
4.65%, 10/15/2025 (b)	100,000	86,566
6.50%, 5/1/2018	225,000	230,711
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	480,000	487,269
Spectra Energy Capital LLC 8.00%, 10/1/2019	150,000	169,569
Sunoco Logistics Partners Operations L.P.:
4.25%, 4/1/2024 (b)	60,000	51,910
4.40%, 4/1/2021	50,000	48,404
5.35%, 5/15/2045	100,000	75,375
5.95%, 12/1/2025 (b)	50,000	47,741
TC PipeLines L.P. 4.38%, 3/13/2025	50,000	46,747
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	227,138
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	92,182
3.80%, 10/1/2020	200,000	203,469
4.63%, 3/1/2034	200,000	188,368
6.10%, 6/1/2040	200,000	209,922
6.50%, 8/15/2018	70,000	76,271
7.63%, 1/15/2039	100,000	124,217
Western Gas Partners L.P. 2.60%, 8/15/2018	100,000	96,245
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	177,750
Williams Partners L.P.:
3.35%, 8/15/2022	100,000	77,421
3.60%, 3/15/2022	100,000	79,274
3.90%, 1/15/2025	65,000	48,683
4.00%, 11/15/2021	250,000	206,411
4.00%, 9/15/2025 (b)	300,000	223,776
4.90%, 1/15/2045	100,000	63,120
5.10%, 9/15/2045	200,000	130,217
5.25%, 3/15/2020 (b)	110,000	101,570
6.30%, 4/15/2040	35,000	26,787

		8,898,123

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	49,820
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	99,590
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027	150,000	142,287
Post Apartment Homes L.P. 3.38%, 12/1/2022	25,000	24,246
Prologis L.P.:
2.75%, 2/15/2019	125,000	126,199

See accompanying notes to financial statements.

211

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.35%, 2/1/2021	$100,000	$101,113

		543,255

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc.:
4.30%, 1/15/2026	50,000	49,688
4.50%, 7/30/2029	45,000	43,989
American Tower Corp.:
3.40%, 2/15/2019	100,000	101,928
3.45%, 9/15/2021	150,000	149,606
4.00%, 6/1/2025	100,000	98,641
5.00%, 2/15/2024 (b)	90,000	95,380
5.90%, 11/1/2021	100,000	111,162
AvalonBay Communities, Inc.:
Series GMTN, 3.45%, 6/1/2025	100,000	98,843
Series GMTN, 3.50%, 11/15/2024	100,000	99,426
BioMed Realty L.P. 2.63%, 5/1/2019	50,000	48,099
Boston Properties L.P.:
4.13%, 5/15/2021	200,000	209,443
5.63%, 11/15/2020	65,000	72,253
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	200,000	192,159
Brixmor Operating Partnership L.P. 3.88%, 8/15/2022	30,000	29,893
Camden Property Trust 4.88%, 6/15/2023	150,000	161,794
CBL & Associates L.P. 5.25%, 12/1/2023	350,000	334,145
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	48,553
CubeSmart L.P. 4.00%, 11/15/2025	50,000	49,491
DDR Corp.:
3.38%, 5/15/2023	100,000	94,534
3.63%, 2/1/2025	150,000	141,093
Digital Realty Trust L.P. 3.63%, 10/1/2022	100,000	96,215
Duke Realty L.P. 3.75%, 12/1/2024	125,000	121,523
EPR Properties:
4.50%, 4/1/2025	100,000	95,430
5.75%, 8/15/2022	100,000	104,740
ERP Operating L.P.:
3.38%, 6/1/2025	100,000	98,799
4.50%, 6/1/2045	50,000	50,484
5.75%, 6/15/2017	100,000	105,603
Essex Portfolio L.P. 3.88%, 5/1/2024	50,000	50,170
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	50,238
HCP, Inc.:
3.88%, 8/15/2024	150,000	144,962
4.00%, 6/1/2025	150,000	145,122
4.20%, 3/1/2024	120,000	119,210
5.38%, 2/1/2021	100,000	108,743
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	97,651

Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	50,000	49,068
Hospitality Properties Trust 4.50%, 3/15/2025 (b)	100,000	96,157
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	95,000	90,979
Series C, 4.75%, 3/1/2023	50,000	51,709
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	98,929
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	99,995
Liberty Property L.P.:
4.13%, 6/15/2022	100,000	101,091
4.40%, 2/15/2024	63,000	63,940
Mid-America Apartments L.P. 3.75%, 6/15/2024	100,000	97,689
National Retail Properties, Inc.:
3.30%, 4/15/2023 (b)	50,000	48,185
4.00%, 11/15/2025	65,000	64,079
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (d)	50,000	50,861
Realty Income Corp.:
3.88%, 7/15/2024	60,000	58,926
5.88%, 3/15/2035	50,000	55,885
Regency Centers L.P. 3.90%, 11/1/2025	60,000	59,873
Select Income REIT 3.60%, 2/1/2020	100,000	100,554
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	49,763
Simon Property Group L.P.:
2.15%, 9/15/2017	400,000	403,544
2.50%, 9/1/2020	50,000	50,061
3.50%, 9/1/2025	50,000	50,618
5.65%, 2/1/2020	200,000	223,668
UDR, Inc. Series MTN, 4.00%, 10/1/2025	100,000	100,978
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	48,961
4.13%, 1/15/2026	63,000	62,637
Ventas Realty L.P. / Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	99,495
2.70%, 4/1/2020	100,000	98,218
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	98,677
Weingarten Realty Investors 3.85%, 6/1/2025	50,000	48,552
Welltower, Inc.:
4.13%, 4/1/2019	500,000	521,566
5.25%, 1/15/2022	100,000	108,417
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	156,099
7.38%, 3/15/2032	50,000	59,545
WP Carey, Inc. 4.60%, 4/1/2024	300,000	300,477

		7,288,206

See accompanying notes to financial statements.

212

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

RETAIL — 0.9%
AutoNation, Inc.:
3.35%, 1/15/2021	$25,000	$24,942
4.50%, 10/1/2025	20,000	19,927
AutoZone, Inc.:
1.30%, 1/13/2017	200,000	199,628
3.13%, 7/15/2023	100,000	97,691
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	17,752
Costco Wholesale Corp.:
1.13%, 12/15/2017	200,000	199,126
5.50%, 3/15/2017 (b)	50,000	52,607
CVS Health Corp.:
2.25%, 12/5/2018	50,000	50,145
2.80%, 7/20/2020	340,000	341,558
3.88%, 7/20/2025	280,000	285,032
4.00%, 12/5/2023	50,000	51,993
5.13%, 7/20/2045	330,000	349,921
5.75%, 6/1/2017	350,000	370,452
6.25%, 6/1/2027	150,000	174,753
Dollar General Corp. 1.88%, 4/15/2018	100,000	98,344
Gap, Inc. 5.95%, 4/12/2021 (b)	200,000	207,900
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	352,275
2.25%, 9/10/2018 (b)	200,000	203,851
4.25%, 4/1/2046	25,000	25,295
4.40%, 3/15/2045	20,000	20,730
4.88%, 2/15/2044	50,000	55,222
5.95%, 4/1/2041	500,000	619,597
Kohl’s Corp.:
3.25%, 2/1/2023 (b)	100,000	93,495
4.25%, 7/17/2025 (b)	50,000	48,375
5.55%, 7/17/2045 (b)	50,000	46,771
Lowe’s Cos., Inc.:
5.13%, 11/15/2041	200,000	221,694
5.50%, 10/15/2035 (b)	350,000	398,990
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	102,972
3.45%, 1/15/2021 (b)	50,000	49,540
4.38%, 9/1/2023 (b)	90,000	88,838
4.50%, 12/15/2034	100,000	82,951
6.70%, 7/15/2034	50,000	52,901
McDonald’s Corp.:
2.75%, 12/9/2020	145,000	145,128
Series MTN, 3.38%, 5/26/2025 (b)	100,000	97,626
Series MTN, 3.70%, 1/30/2026	60,000	60,117
Series MTN, 4.88%, 12/9/2045	65,000	65,557
Series MTN, 5.35%, 3/1/2018	260,000	278,403
Series MTN, 6.30%, 10/15/2037	100,000	116,101
Series MTN, 6.30%, 3/1/2038	125,000	145,318
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	104,545
5.00%, 1/15/2044	185,000	191,480
QVC, Inc. 4.45%, 2/15/2025	135,000	124,059

Ross Stores, Inc. 3.38%, 9/15/2024	50,000	48,705
Starbucks Corp.:
2.70%, 6/15/2022	50,000	49,894
4.30%, 6/15/2045	35,000	36,059
Target Corp.:
2.90%, 1/15/2022	250,000	253,526
4.00%, 7/1/2042 (b)	225,000	219,605
6.00%, 1/15/2018	200,000	218,112
TJX Cos., Inc.:
2.50%, 5/15/2023	130,000	124,679
6.95%, 4/15/2019	100,000	114,813
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,721
4.00%, 4/11/2043	50,000	48,620
4.75%, 10/2/2043	150,000	161,268
5.25%, 9/1/2035	200,000	228,199
5.63%, 4/15/2041	300,000	356,228
5.80%, 2/15/2018	150,000	163,835
5.88%, 4/5/2027	200,000	244,600
6.50%, 8/15/2037	650,000	836,982
Walgreen Co.:
4.40%, 9/15/2042	100,000	86,063
5.25%, 1/15/2019	25,000	26,734
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	400,000	387,487

		9,988,732

SEMICONDUCTORS — 0.2%
Altera Corp. 2.50%, 11/15/2018	100,000	100,873
Analog Devices, Inc.:
3.90%, 12/15/2025 (b)	30,000	30,350
5.30%, 12/15/2045	50,000	51,283
Applied Materials, Inc. 5.85%, 6/15/2041	140,000	152,758
Broadcom Corp. 2.50%, 8/15/2022	100,000	97,748
Intel Corp.:
1.35%, 12/15/2017	150,000	150,051
2.45%, 7/29/2020	85,000	85,733
3.30%, 10/1/2021	50,000	51,639
3.70%, 7/29/2025 (b)	245,000	253,499
4.25%, 12/15/2042 (b)	150,000	146,003
4.80%, 10/1/2041	185,000	193,979
4.90%, 7/29/2045	40,000	42,177
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	85,883
QUALCOMM, Inc.:
1.40%, 5/18/2018	148,000	146,372
3.00%, 5/20/2022	250,000	245,905
4.65%, 5/20/2035	150,000	136,238
Texas Instruments, Inc. 1.75%, 5/1/2020	250,000	244,351
Xilinx, Inc. 3.00%, 3/15/2021 (b)	100,000	99,517

		2,314,359

See accompanying notes to financial statements.

213

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

SOFTWARE — 0.5%
Adobe Systems, Inc. 3.25%, 2/1/2025 (b)	$65,000	$63,221
Autodesk, Inc. 3.13%, 6/15/2020	100,000	98,991
CA, Inc. 4.50%, 8/15/2023	150,000	153,251
CDK Global, Inc. 3.30%, 10/15/2019	65,000	64,312
Dun & Bradstreet Corp. 4.00%, 6/15/2020	50,000	50,399
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	28,505
2.85%, 10/15/2018	55,000	55,110
3.50%, 4/15/2023	50,000	47,470
3.63%, 10/15/2020	60,000	60,711
4.50%, 10/15/2022	65,000	66,244
5.00%, 3/15/2022	300,000	310,332
5.00%, 10/15/2025	100,000	102,627
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	71,257
3.85%, 6/1/2025	50,000	49,937
Microsoft Corp.:
1.30%, 11/3/2018	30,000	29,880
1.85%, 2/12/2020 (b)	76,000	75,848
2.00%, 11/3/2020	50,000	49,884
2.38%, 5/1/2023	100,000	97,551
2.65%, 11/3/2022	50,000	49,949
2.70%, 2/12/2025 (b)	200,000	195,154
3.00%, 10/1/2020	438,000	455,713
3.13%, 11/3/2025	50,000	50,286
3.50%, 2/12/2035 (b)	100,000	92,853
3.50%, 11/15/2042	100,000	88,489
3.63%, 12/15/2023 (b)	200,000	211,288
3.75%, 2/12/2045	80,000	73,981
4.00%, 2/12/2055	140,000	125,983
4.20%, 11/3/2035	50,000	50,661
4.45%, 11/3/2045	50,000	51,580
4.75%, 11/3/2055	450,000	459,708
Oracle Corp.:
1.20%, 10/15/2017	125,000	124,708
2.25%, 10/8/2019	150,000	151,078
2.50%, 10/15/2022	100,000	97,213
2.80%, 7/8/2021	200,000	201,013
2.95%, 5/15/2025	200,000	194,618
3.40%, 7/8/2024	200,000	202,517
3.90%, 5/15/2035	145,000	137,056
4.30%, 7/8/2034	100,000	99,367
4.38%, 5/15/2055	200,000	186,016
4.50%, 7/8/2044	200,000	200,314
5.75%, 4/15/2018	200,000	217,846
6.13%, 7/8/2039	300,000	364,343

		5,557,264

TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	147,548
4.38%, 7/16/2042 (b)	200,000	179,301

5.00%, 3/30/2020	100,000	108,829
6.13%, 3/30/2040	75,000	82,945
AT&T Corp. 8.25%, 11/15/2031	123,000	161,290
AT&T, Inc.:
1.60%, 2/15/2017	100,000	100,241
2.30%, 3/11/2019	200,000	199,687
2.45%, 6/30/2020	125,000	122,901
3.00%, 6/30/2022	218,000	212,011
3.40%, 5/15/2025	275,000	263,121
4.30%, 12/15/2042	200,000	171,216
4.35%, 6/15/2045	158,000	135,323
4.45%, 5/15/2021	400,000	425,492
4.50%, 5/15/2035	135,000	124,784
4.75%, 5/15/2046	305,000	278,508
4.80%, 6/15/2044	325,000	299,462
5.35%, 9/1/2040	220,000	216,430
5.50%, 2/1/2018	450,000	482,218
5.80%, 2/15/2019	50,000	55,082
6.50%, 9/1/2037	180,000	202,854
6.55%, 2/15/2039	100,000	113,211
BellSouth LLC 6.55%, 6/15/2034	100,000	106,430
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	107,697
9.63%, 12/15/2030	125,000	180,748
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	125,000	122,451
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	140,029
1.65%, 6/15/2018	100,000	100,181
2.45%, 6/15/2020 (b)	100,000	100,671
2.90%, 3/4/2021	100,000	102,121
3.00%, 6/15/2022	30,000	30,519
3.50%, 6/15/2025 (b)	45,000	46,369
3.63%, 3/4/2024	300,000	313,591
4.45%, 1/15/2020	254,000	275,451
5.50%, 1/15/2040	106,000	124,412
Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	160,000	178,434
8.75%, 6/15/2030	175,000	242,505
Embarq Corp. 8.00%, 6/1/2036	100,000	103,000
Juniper Networks, Inc.:
4.50%, 3/15/2024	250,000	249,041
5.95%, 3/15/2041	20,000	18,713
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	96,801
Motorola Solutions, Inc. 3.75%, 5/15/2022	230,000	209,458
Orange SA:
4.13%, 9/14/2021	350,000	369,535
9.00%, 3/1/2031	100,000	140,831
Qwest Corp. 6.75%, 12/1/2021	200,000	209,000
Rogers Communications, Inc.:
4.10%, 10/1/2023 (b)	200,000	207,243

See accompanying notes to financial statements.

214

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 3/15/2043	$100,000	$93,447
5.00%, 3/15/2044	30,000	29,998
6.80%, 8/15/2018	150,000	167,180
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	391,512
7.05%, 6/20/2036	263,000	317,299
Verizon Communications, Inc.:
1.35%, 6/9/2017	245,000	244,089
3.45%, 3/15/2021	200,000	204,782
3.65%, 9/14/2018	450,000	469,136
4.15%, 3/15/2024	150,000	154,450
4.27%, 1/15/2036	138,000	125,048
4.50%, 9/15/2020	279,000	299,121
4.52%, 9/15/2048	676,000	603,283
4.67%, 3/15/2055	413,000	357,612
4.86%, 8/21/2046	603,000	571,896
5.15%, 9/15/2023	500,000	547,995
6.40%, 9/15/2033	134,000	154,140
6.40%, 2/15/2038	100,000	114,650
6.55%, 9/15/2043	293,000	347,775
6.90%, 4/15/2038	100,000	120,621
7.35%, 4/1/2039	80,000	99,645
7.75%, 12/1/2030	125,000	161,206
Vodafone Group PLC:
1.25%, 9/26/2017	100,000	99,009
2.95%, 2/19/2023 (b)	200,000	188,552
5.63%, 2/27/2017	400,000	418,294
6.15%, 2/27/2037	113,000	111,803

		14,250,228

TEXTILES — 0.0% (a)
Cintas Corp. No 2 6.15%, 8/15/2036	100,000	117,980

TOBACCO — 0.1%
Reynolds American, Inc.:
2.30%, 8/21/2017 (b)	100,000	100,751
3.25%, 11/1/2022	200,000	197,030
4.45%, 6/12/2025	400,000	418,585
4.75%, 11/1/2042	200,000	190,938
6.88%, 5/1/2020	100,000	114,752

		1,022,056

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	48,788

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	99,731
3.45%, 9/15/2021	350,000	356,094
3.65%, 9/1/2025	50,000	50,694
4.15%, 4/1/2045	246,000	224,594
4.38%, 9/1/2042	100,000	94,937
4.55%, 9/1/2044	200,000	194,982
4.70%, 9/1/2045	50,000	49,837
4.95%, 9/15/2041	100,000	102,616
7.00%, 12/15/2025	51,000	64,056
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	192,365
2.85%, 12/15/2021	100,000	99,725

Canadian Pacific Railway Co.:
3.70%, 2/1/2026	20,000	19,791
4.50%, 1/15/2022	100,000	106,376
4.80%, 9/15/2035	220,000	216,949
4.80%, 8/1/2045	50,000	48,612
6.13%, 9/15/2115	30,000	30,021
9.45%, 8/1/2021	100,000	129,049
CSX Corp.:
3.95%, 5/1/2050	290,000	243,585
4.25%, 6/1/2021	35,000	36,993
4.50%, 8/1/2054	150,000	134,875
6.15%, 5/1/2037	165,000	190,892
FedEx Corp.:
2.63%, 8/1/2022	100,000	97,215
3.20%, 2/1/2025 (b)	100,000	97,334
4.10%, 2/1/2045	150,000	134,274
4.75%, 11/15/2045	150,000	148,096
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	49,511
Kansas City Southern 4.95%, 8/15/2045 (d)	100,000	97,426
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	33,658
4.45%, 6/15/2045	150,000	138,871
4.65%, 1/15/2046	50,000	47,807
4.84%, 10/1/2041	100,000	98,072
7.70%, 5/15/2017	230,000	248,789
Ryder System, Inc.:
Series MTN, 2.50%, 3/1/2018	100,000	99,842
Series MTN, 2.65%, 3/2/2020	100,000	97,673
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,830
3.25%, 8/15/2025	50,000	50,623
3.38%, 2/1/2035	300,000	271,395
3.65%, 2/15/2024	92,000	95,906
4.05%, 11/15/2045	50,000	48,396
4.38%, 11/15/2065	30,000	27,911
4.82%, 2/1/2044	205,000	222,148
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	98,735
4.88%, 11/15/2040	200,000	221,763
5.13%, 4/1/2019	100,000	110,113
6.20%, 1/15/2038	100,000	128,225

		5,400,387

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
2.38%, 7/30/2018	46,000	45,602
2.50%, 3/15/2019	67,000	65,880
4.85%, 6/1/2021	250,000	262,353

		373,835

WATER — 0.0% (a)
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	99,683
6.59%, 10/15/2037	100,000	128,535

		228,218

TOTAL CORPORATE BONDS & NOTES (Cost $279,506,472)		274,409,717

See accompanying notes to financial statements.

215

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
African Development Bank Series GDIF, 1.63%, 10/2/2018	$500,000	$502,558
Asian Development Bank:
0.75%, 7/28/2017	500,000	497,147
1.50%, 9/28/2018	400,000	400,909
1.50%, 1/22/2020	300,000	296,999
1.75%, 3/21/2019	300,000	301,873
5.82%, 6/16/2028	50,000	63,340
6.22%, 8/15/2027	125,000	165,319
Canada Government International Bond:
0.88%, 2/14/2017	400,000	399,086
1.63%, 2/27/2019	200,000	200,766
Chile Government International Bond:
3.25%, 9/14/2021	500,000	518,171
3.88%, 8/5/2020	200,000	213,112
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	307,475
4.00%, 2/26/2024	300,000	286,571
5.63%, 2/26/2044	100,000	91,635
6.13%, 1/18/2041	100,000	97,437
7.38%, 3/18/2019	250,000	280,964
7.38%, 9/18/2037	150,000	166,069
Corp. Andina de Fomento 1.50%, 8/8/2017	100,000	99,561
Council Of Europe Development Bank:
1.50%, 2/22/2017	50,000	50,231
1.50%, 6/19/2017	300,000	301,408
European Bank for Reconstruction & Development:
1.00%, 2/16/2017	250,000	249,637
1.63%, 4/10/2018	50,000	50,333
1.88%, 2/23/2022	400,000	394,465
European Investment Bank:
1.00%, 3/15/2018	475,000	471,372
1.13%, 9/15/2017	250,000	249,562
1.25%, 5/15/2018	500,000	498,325
1.63%, 3/16/2020 (b)	350,000	346,802
1.75%, 3/15/2017	100,000	100,751
4.00%, 2/16/2021	650,000	711,288
4.88%, 1/17/2017 (b)	450,000	467,587
Export Development Canada:
0.88%, 1/30/2017	100,000	99,816
1.00%, 5/15/2017	350,000	349,311
1.25%, 12/10/2018	40,000	39,793
Export-Import Bank of Korea:
2.88%, 1/21/2025	300,000	292,946
3.25%, 11/10/2025	300,000	301,867
4.00%, 1/14/2024	300,000	318,729
FMS Wertmanagement AoeR:
1.00%, 11/21/2017	300,000	298,615
1.63%, 11/20/2018	500,000	501,684
Hydro-Quebec Series IO, 8.05%, 7/7/2024	15,000	20,392

Inter-American Development Bank:
0.88%, 3/15/2018	200,000	198,234
1.00%, 7/14/2017	450,000	449,257
1.38%, 7/15/2020	150,000	146,810
1.75%, 8/24/2018	500,000	504,512
1.75%, 10/15/2019	100,000	100,142
3.00%, 2/21/2024	450,000	472,232
3.88%, 10/28/2041	35,000	38,270
International Bank for Reconstruction & Development:
0.88%, 4/17/2017	350,000	348,786
1.00%, 11/15/2017	400,000	398,828
1.13%, 7/18/2017	250,000	250,100
1.63%, 2/10/2022	50,000	48,601
1.88%, 3/15/2019	50,000	50,498
1.88%, 10/7/2019	200,000	201,232
2.25%, 6/24/2021	550,000	556,308
International Finance Corp.:
0.88%, 6/15/2018	400,000	395,739
1.75%, 9/4/2018	250,000	252,443
Israel Government International Bond:
4.00%, 6/30/2022	100,000	107,250
5.13%, 3/26/2019	100,000	110,125
Italy Government International Bond:
5.38%, 6/12/2017	100,000	103,390
6.88%, 9/27/2023	100,000	123,530
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	198,866
1.75%, 7/31/2018	550,000	549,523
2.13%, 2/7/2019	150,000	151,008
2.13%, 2/10/2025	200,000	189,320
3.38%, 7/31/2023	200,000	209,927
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	100,000	107,684
KFW:
Zero Coupon, 4/18/2036 (f)	200,000	102,908
Zero Coupon, 6/29/2037 (f)	125,000	61,194
0.75%, 3/17/2017	600,000	597,449
1.00%, 1/26/2018	500,000	497,121
1.25%, 2/15/2017	325,000	325,605
1.50%, 4/20/2020	1,000,000	985,330
2.00%, 10/4/2022	125,000	123,156
2.38%, 8/25/2021 (b)	700,000	709,717
2.75%, 9/8/2020 (b)	100,000	103,658
Korea Development Bank:
3.38%, 9/16/2025	200,000	203,805
3.50%, 8/22/2017	100,000	102,783
3.75%, 1/22/2024	150,000	156,515
Korea International Bond 4.13%, 6/10/2044	300,000	337,674
Landwirtschaftliche Rentenbank:
0.88%, 9/12/2017 (b)	200,000	199,086
1.88%, 9/17/2018 (b)	250,000	252,934
2.00%, 1/13/2025	100,000	96,466
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	195,359

See accompanying notes to financial statements.

216

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 3/15/2022	$934,000	$939,613
4.00%, 10/2/2023	200,000	202,848
4.75%, 3/8/2044	400,000	366,324
5.75%, 10/12/2110	300,000	280,517
5.95%, 3/19/2019	450,000	500,324
6.75%, 9/27/2034	50,000	60,079
Nordic Investment Bank 2.25%, 9/30/2021	250,000	252,726
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	293,971
5.00%, 4/25/2017	50,000	52,485
Panama Government International Bond:
4.00%, 9/22/2024	150,000	150,795
5.20%, 1/30/2020	250,000	271,665
6.70%, 1/26/2036	200,000	240,758
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	102,712
7.13%, 3/30/2019	100,000	113,996
7.35%, 7/21/2025	75,000	94,341
8.75%, 11/21/2033	250,000	351,053
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	379,750
4.20%, 1/21/2024	250,000	271,250
5.00%, 1/13/2037	200,000	233,750
6.38%, 10/23/2034	50,000	65,500
7.75%, 1/14/2031	300,000	422,250
8.38%, 6/17/2019	100,000	121,250
Poland Government International Bond:
5.00%, 3/23/2022	300,000	332,700
5.13%, 4/21/2021	450,000	500,400
6.38%, 7/15/2019	50,000	57,125
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	199,117
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	205,559
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	104,068
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	246,565
2.00%, 1/30/2019	350,000	351,405
3.00%, 7/16/2018	900,000	930,307
4.00%, 10/7/2019	400,000	428,257
Province of Quebec Canada Series PD, 7.50%, 9/15/2029	555,000	797,535
South Africa Government International Bond:
4.67%, 1/17/2024	450,000	428,625
5.50%, 3/9/2020	200,000	204,750
6.88%, 5/27/2019	50,000	53,635
Svensk Exportkredit AB:
1.88%, 6/17/2019	200,000	200,735
5.13%, 3/1/2017	205,000	214,327
Turkey Government International Bond:
6.00%, 1/14/2041	400,000	409,600

6.63%, 2/17/2045	600,000	675,702
6.75%, 4/3/2018	500,000	537,510
6.88%, 3/17/2036	300,000	336,750
7.38%, 2/5/2025	425,000	496,740
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	374,234
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	197,500
5.10%, 6/18/2050	150,000	130,125
7.63%, 3/21/2036	200,000	247,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $37,213,187)		36,746,009

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.7%
Federal Farm Credit Banks 1.10%, 6/1/2018	500,000	497,066
Federal Home Loan Bank:
0.75%, 1/6/2017	100,000	99,870
Series 1, 0.88%, 5/24/2017	65,000	64,840
1.75%, 12/14/2018	500,000	504,673
1.88%, 3/8/2019	170,000	171,950
1.88%, 3/13/2020	250,000	248,658
Series 917, 4.88%, 5/17/2017	1,100,000	1,157,076
Series 1069, 5.00%, 11/17/2017	300,000	321,433
5.50%, 7/15/2036	250,000	326,583
Federal Home Loan Mortgage Corp.:
0.50%, 1/27/2017	1,235,000	1,229,384
Series 1, 0.75%, 1/12/2018	200,000	198,329
0.88%, 2/22/2017	300,000	299,662
0.88%, 3/7/2018 (b)	240,000	238,310
1.00%, 3/8/2017	1,000,000	1,000,213
Series 1, 1.00%, 7/28/2017	750,000	749,602
1.00%, 9/29/2017	200,000	199,638
1.25%, 5/12/2017	1,150,000	1,153,179
1.25%, 8/1/2019 (b)	400,000	395,188
1.25%, 10/2/2019	530,000	522,602
1.38%, 5/1/2020 (b)	400,000	394,470
1.75%, 5/30/2019	700,000	704,990
Series K025, Class A1, 1.88%, 4/25/2022	616,912	615,592
Series K015, Class A1, 2.26%, 10/25/2020	236,286	239,115
2.38%, 1/13/2022	2,125,000	2,154,498
2.50%, 9/1/2028	391,696	396,688
2.50%, 10/1/2029 (g)	1,065,771	1,076,056
2.50%, 1/1/2031	5,150,000	5,195,062
3.00%, 2/1/2029 (g)	678,371	699,618
3.00%, 7/1/2029 (g)	784,749	809,329
3.00%, 9/1/2029 (g)	1,266,581	1,306,252
3.00%, 4/1/2030	1,122,553	1,157,872
3.00%, 1/1/2031	3,800,000	3,915,781
3.00%, 7/1/2035 (g)	980,904	998,452
3.00%, 3/1/2043 (g)	1,495,509	1,496,877
3.00%, 4/1/2043	796,045	796,773
3.00%, 4/1/2043	2,030,120	2,031,976
3.00%, 7/1/2043	854,730	855,512
3.00%, 7/1/2043	141,261	141,390

See accompanying notes to financial statements.

217

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 8/1/2043	$439,759	$440,162
3.00%, 9/1/2043	530,048	530,533
3.00%, 10/1/2043 (g)	439,840	440,242
3.00%, 6/1/2045 (g)	1,959,062	1,957,812
3.00%, 8/1/2045	2,662,507	2,660,809
3.00%, 1/1/2046	1,300,000	1,298,070
Series K040, Class A2, 3.24%, 9/25/2024	700,000	716,002
Series K030, Class A2, 3.25%, 4/25/2023 (e)	1,750,000	1,809,955
Series K006, Class A1, 3.40%, 7/25/2019	366,465	377,815
3.50%, 5/1/2026	908,581	952,590
3.50%, 1/1/2029 (g)	271,902	284,875
3.50%, 11/1/2029	881,148	923,268
3.50%, 2/1/2030	437,686	458,609
3.50%, 3/1/2032	877,715	916,461
3.50%, 5/1/2043	473,412	488,064
3.50%, 8/1/2043	1,637,748	1,688,435
3.50%, 8/1/2043	896,121	923,855
3.50%, 6/1/2044 (g)	767,107	790,337
3.50%, 8/1/2044 (g)	1,432,598	1,475,980
3.50%, 10/1/2044 (g)	836,979	862,324
3.50%, 11/1/2044 (g)	1,358,515	1,399,653
3.50%, 12/1/2044 (g)	1,394,022	1,436,235
3.50%, 1/1/2045 (g)	1,360,063	1,401,478
3.50%, 2/1/2045 (g)	1,847,729	1,903,993
3.50%, 7/1/2045 (g)	1,478,767	1,523,796
3.50%, 7/1/2045 (g)	1,178,178	1,214,054
3.50%, 10/1/2045 (g)	1,639,232	1,689,147
3.50%, 1/1/2046	3,800,000	3,912,516
3.75%, 3/27/2019	700,000	749,427
4.00%, 4/1/2019	18,817	19,722
4.00%, 4/1/2024	153,926	161,337
4.00%, 5/1/2025	105,961	111,264
4.00%, 6/1/2025	212,276	222,900
4.00%, 8/1/2025	62,638	65,773
4.00%, 9/1/2025	32,042	33,645
4.00%, 6/1/2026	566,253	595,713
4.00%, 10/1/2040 (g)	509,682	540,905
4.00%, 12/1/2041 (g)	1,496,990	1,588,768
4.00%, 4/1/2042 (g)	1,099,188	1,166,578
4.00%, 5/1/2044 (g)	945,316	999,138
4.00%, 5/1/2044 (g)	561,008	592,950
4.00%, 7/1/2044 (g)	2,240,611	2,368,181
4.00%, 12/1/2044 (g)	923,477	976,056
4.00%, 4/1/2045 (g)	1,839,622	1,946,310
4.00%, 1/1/2046	3,800,000	4,014,937
4.50%, 5/1/2019	207,041	214,843
4.50%, 9/1/2024	2,812	2,961
4.50%, 10/1/2024	193,630	203,897
4.50%, 4/1/2038	789,271	851,205
4.50%, 2/1/2039 (g)	979,464	1,054,942
4.50%, 2/1/2039	4,700	5,063
4.50%, 6/1/2039	391,556	421,821
4.50%, 12/1/2039	304,137	327,645
4.50%, 6/1/2040	11,970	12,918
4.50%, 12/1/2040	1,121,756	1,210,632
4.50%, 4/1/2041	13,844	14,942

4.50%, 7/1/2041 (g)	772,476	833,759
4.50%, 8/1/2041	51,569	55,660
4.50%, 9/1/2041 (g)	339,602	366,543
4.50%, 10/1/2043	44,723	48,187
4.50%, 3/1/2044 (g)	659,017	710,140
4.50%, 8/1/2044	57,942	62,437
4.50%, 9/1/2044 (g)	1,073,566	1,156,848
4.88%, 6/13/2018	100,000	108,619
5.00%, 2/16/2017	800,000	835,711
5.00%, 4/18/2017	723,000	759,715
5.00%, 3/1/2018	143,100	147,997
5.00%, 11/1/2035	38,463	42,116
5.00%, 12/1/2036	5,259	5,767
5.00%, 12/1/2036	4,966	5,433
5.00%, 2/1/2038	336,090	366,944
5.00%, 2/1/2038	836	913
5.00%, 2/1/2038	286,927	313,267
5.00%, 3/1/2038	237,627	259,441
5.00%, 3/1/2038	263,918	288,138
5.00%, 6/1/2038	111,186	121,393
5.00%, 11/1/2038	655,812	715,996
5.00%, 11/1/2038	296,492	323,709
5.00%, 1/1/2039	131,914	144,024
5.00%, 2/1/2039	306,164	334,213
5.00%, 3/1/2039	924,877	1,009,935
5.00%, 10/1/2039	87,701	95,752
5.13%, 11/17/2017	150,000	161,062
5.50%, 2/1/2022	12,407	13,701
5.50%, 11/1/2026	97,136	107,289
5.50%, 6/1/2027	27,675	30,566
5.50%, 4/1/2028	41,264	45,571
5.50%, 7/1/2028	68,788	75,949
5.50%, 7/1/2033	3,581	3,983
5.50%, 1/1/2037	221,350	244,494
5.50%, 1/1/2037	73,977	81,711
5.50%, 9/1/2037	3,490	3,855
5.50%, 11/1/2037	17,525	19,356
5.50%, 1/1/2038	159,773	176,467
5.50%, 4/1/2038	509,668	563,015
5.50%, 7/1/2038	1,930	2,132
5.50%, 7/1/2038	771,029	851,732
5.50%, 10/1/2038	12,951	14,307
5.50%, 11/1/2038	8,499	9,388
6.00%, 8/1/2031	18,453	21,081
6.00%, 3/1/2036	18,627	20,977
6.00%, 8/1/2036	138,404	155,866
6.00%, 1/1/2037	13,048	14,694
6.00%, 12/1/2037	13,168	14,829
6.00%, 10/1/2038	11,078	12,476
6.00%, 3/1/2040	13,960	15,722
6.00%, 5/1/2040	1,424,339	1,603,970
6.25%, 7/15/2032	100,000	139,036
6.50%, 11/1/2037	175,132	199,481
6.50%, 2/1/2038	45,129	51,396
6.50%, 9/1/2038	441,622	503,021
6.50%, 9/1/2039	172,967	196,985
6.75%, 3/15/2031	450,000	645,619

See accompanying notes to financial statements.

218

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Federal National Mortgage Association:
Zero Coupon, 6/1/2017 (f)	$700,000	$690,258
Zero Coupon, 10/9/2019 (f)	400,000	370,104
0.75%, 4/20/2017	470,000	468,344
0.88%, 8/28/2017	800,000	797,425
0.88%, 10/26/2017	200,000	199,126
0.88%, 12/20/2017	250,000	248,666
0.88%, 5/21/2018	865,000	857,311
Series 0001, 1.00%, 9/27/2017	625,000	623,991
1.13%, 4/27/2017	1,000,000	1,001,222
1.25%, 1/30/2017 (b)	300,000	301,011
1.50%, 6/22/2020	500,000	493,859
1.63%, 11/27/2018 (b)	400,000	402,790
1.63%, 1/21/2020	250,000	249,376
1.75%, 1/30/2019	100,000	100,630
1.88%, 9/18/2018	500,000	507,098
2.15%, 4/1/2044 (g) (e)	874,448	905,811
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (e)	817,404	828,766
Series 2013-M12, Class APT, 2.39%, 3/25/2023 (e)	875,523	866,102
2.50%, 7/1/2028 (g)	1,190,206	1,205,925
2.50%, 8/1/2028	763,160	773,238
2.50%, 8/1/2028 (g)	997,041	1,010,209
2.50%, 10/1/2028 (g)	808,805	819,487
2.50%, 2/1/2030 (g)	1,336,653	1,348,563
2.50%, 5/1/2030 (g)	1,890,663	1,907,510
2.50%, 7/1/2030 (g)	635,476	641,138
2.50%, 1/1/2031	1,100,000	1,108,766
2.50%, 10/1/2042	645,933	624,945
2.63%, 9/6/2024	365,000	369,493
3.00%, 8/1/2027	823,083	850,586
3.00%, 11/1/2028 (g)	1,400,365	1,445,086
3.00%, 6/1/2029 (g)	419,128	432,131
3.00%, 8/1/2029 (g)	795,168	819,837
3.00%, 8/1/2029 (g)	1,378,517	1,421,284
3.00%, 9/1/2029 (g)	797,282	822,017
3.00%, 6/1/2030 (g)	1,345,667	1,387,578
3.00%, 9/1/2030 (g)	215,249	221,953
3.00%, 11/1/2030 (g)	492,884	508,235
3.00%, 12/1/2030 (g)	1,492,305	1,538,783
3.00%, 2/1/2035 (g)	862,053	878,170
3.00%, 3/1/2035	650,320	662,479
3.00%, 12/1/2042	865,401	867,534
3.00%, 1/1/2043	1,588,025	1,590,954
3.00%, 3/1/2043	1,793,741	1,797,049
3.00%, 4/1/2043	449,372	450,200
3.00%, 5/1/2043 (g)	825,720	827,243
3.00%, 5/1/2043 (g)	1,649,471	1,652,513
3.00%, 5/1/2043	2,459,558	2,464,093
3.00%, 6/1/2043	117,113	117,329
3.00%, 6/1/2043	1,629,449	1,632,453
3.00%, 6/1/2043	410,795	411,552
3.00%, 6/1/2043	1,213,850	1,216,089
3.00%, 7/1/2043 (g)	436,732	437,537
3.00%, 7/1/2043	1,105,894	1,107,933
3.00%, 7/1/2043 (g)	1,601,430	1,604,383
3.00%, 9/1/2045 (g)	1,452,071	1,453,402

3.00%, 1/1/2046	3,400,000	3,400,266
3.50%, 10/1/2025 (g)	334,633	351,046
3.50%, 11/1/2025 (g)	385,812	404,736
3.50%, 3/1/2026	239,813	251,736
3.50%, 1/1/2027 (g)	1,339,015	1,404,692
3.50%, 5/1/2029 (g)	420,138	440,707
3.50%, 10/1/2029 (g)	809,613	849,250
3.50%, 1/1/2031	1,500,000	1,570,781
3.50%, 6/1/2034 (g)	1,546,212	1,611,570
3.50%, 7/1/2034 (g)	3,001,911	3,128,802
3.50%, 12/1/2040 (g)	1,419,385	1,467,380
3.50%, 5/1/2042 (g)	3,005,771	3,106,165
3.50%, 8/1/2042	1,116,725	1,154,024
3.50%, 10/1/2042	908,871	939,228
3.50%, 1/1/2043 (g)	423,643	437,793
3.50%, 5/1/2043 (g)	390,581	403,263
3.50%, 7/1/2043	1,542,621	1,592,710
3.50%, 1/1/2044 (g)	1,606,558	1,658,722
3.50%, 10/1/2044 (g)	1,158,144	1,195,706
3.50%, 1/1/2045 (g)	1,104,191	1,140,216
3.50%, 1/1/2045 (g)	905,337	934,700
3.50%, 4/1/2045 (g)	2,123,399	2,192,675
3.50%, 5/1/2045 (g)	1,437,031	1,483,915
3.50%, 8/1/2045 (g)	1,886,843	1,948,402
3.50%, 8/1/2045	2,250,213	2,323,627
3.50%, 11/1/2045 (g)	1,640,439	1,693,959
3.50%, 1/1/2046	8,725,000	9,002,428
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	888,000	934,318
4.00%, 7/1/2018	111,523	116,396
4.00%, 8/1/2018	413,434	431,499
4.00%, 8/1/2018	1,330	1,388
4.00%, 1/1/2020	3,124	3,261
4.00%, 4/1/2024	222,401	233,454
4.00%, 1/1/2025	236,824	248,595
4.00%, 3/1/2026	151,235	158,875
4.00%, 12/1/2034	873,384	932,193
4.00%, 12/1/2040	1,296,665	1,376,309
4.00%, 3/1/2041	1,770,718	1,879,514
4.00%, 12/1/2041 (g)	2,225,526	2,362,266
4.00%, 2/1/2042	644,720	684,394
4.00%, 10/1/2043 (g)	1,357,415	1,436,896
4.00%, 12/1/2043 (g)	184,590	195,398
4.00%, 6/1/2044 (g)	1,327,802	1,405,659
4.00%, 7/1/2044 (g)	702,208	743,382
4.00%, 7/1/2044 (g)	749,459	793,404
4.00%, 9/1/2044 (g)	1,136,941	1,203,606
4.00%, 10/1/2044 (g)	785,311	831,359
4.00%, 10/1/2044 (g)	949,151	1,004,805
4.00%, 12/1/2044 (g)	1,722,435	1,823,431
4.00%, 1/1/2045 (g)	374,999	397,156
4.00%, 3/1/2045 (g)	1,378,331	1,459,771
4.00%, 7/1/2045 (g)	1,803,799	1,910,378
4.00%, 1/1/2046	5,950,000	6,296,773
4.50%, 4/1/2023	2,609	2,745
4.50%, 4/1/2023	503,918	530,114
4.50%, 8/1/2023	937	986
4.50%, 4/1/2031 (g)	488,991	533,477
4.50%, 4/1/2039	1,132,594	1,223,052

See accompanying notes to financial statements.

219

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 4/1/2040	$957,418	$1,035,788
4.50%, 10/1/2040	595,171	643,889
4.50%, 2/1/2041	1,186,619	1,284,574
4.50%, 5/1/2041 (g)	636,650	688,763
4.50%, 1/1/2042 (g)	2,104,696	2,278,437
4.50%, 9/1/2043 (g)	550,984	595,119
4.50%, 12/1/2043 (g)	1,156,095	1,248,701
4.50%, 12/1/2043	328,752	355,085
4.50%, 1/1/2044	382,084	412,696
4.50%, 2/1/2044	884,273	955,121
4.50%, 6/1/2044 (g)	1,732,104	1,870,880
5.00%, 2/1/2016	195	196
5.00%, 2/13/2017	100,000	104,434
5.00%, 5/11/2017	510,000	537,031
5.00%, 6/1/2018	44,218	45,891
5.00%, 7/1/2035	994,568	1,097,384
5.00%, 7/1/2040 (g)	498,459	549,043
5.00%, 9/1/2040 (g)	633,378	697,654
5.00%, 1/1/2042	1,440,647	1,586,845
5.00%, 3/1/2042 (g)	1,484,529	1,635,180
5.00%, 12/1/2043	340,305	374,345
5.00%, 7/1/2044 (g)	1,295,871	1,426,557
5.38%, 6/12/2017	1,710,000	1,814,565
5.50%, 7/1/2035	402,475	449,839
5.50%, 6/1/2038	79,712	88,834
5.50%, 6/1/2038	71,079	79,213
5.50%, 12/1/2038 (g)	542,317	604,379
5.50%, 12/1/2039 (g)	811,301	904,145
5.50%, 4/1/2040	1,267,546	1,430,819
5.50%, 7/1/2041 (g)	891,223	993,169
6.00%, 2/1/2037	443,998	501,544
6.00%, 10/1/2039	660,944	746,504
6.00%, 4/1/2040	840,742	949,636
6.63%, 11/15/2030	590,000	836,705
7.13%, 1/15/2030	525,000	767,421
7.25%, 5/15/2030	100,000	148,195
Government National Mortgage Association:
3.00%, 12/15/2042	1,088,866	1,108,797
3.00%, 12/15/2042	336,202	342,356
3.00%, 12/20/2042	944,138	962,006
3.00%, 12/20/2042 (g)	1,505,986	1,534,487
3.00%, 2/20/2043	2,025,043	2,060,263
3.00%, 4/20/2043	2,257,789	2,297,057
3.00%, 6/20/2043	1,558,428	1,585,533
3.00%, 12/20/2044 (g)	893,783	907,112
3.00%, 3/20/2045 (g)	975,534	989,863
3.00%, 4/20/2045 (g)	1,441,363	1,462,534
3.00%, 8/20/2045 (g)	1,774,560	1,800,625
3.00%, 1/1/2046	1,400,000	1,418,703
3.50%, 2/15/2042	1,373,689	1,434,902
3.50%, 2/15/2042 (g)	1,619,949	1,692,135
3.50%, 4/15/2042 (g)	1,716,404	1,792,889
3.50%, 6/20/2042 (g)	1,523,502	1,595,520
3.50%, 4/15/2043	492,928	514,324
3.50%, 4/20/2043 (g)	1,483,577	1,553,708
3.50%, 9/20/2043 (g)	1,454,311	1,520,383
3.50%, 10/20/2043	720,755	753,500
3.50%, 12/20/2043	347,977	363,786
3.50%, 1/20/2044 (g)	704,740	736,757

3.50%, 3/20/2044 (g)	680,295	710,502
3.50%, 10/20/2044 (g)	1,362,230	1,422,717
3.50%, 12/20/2044 (g)	1,072,511	1,120,134
3.50%, 2/20/2045 (g)	854,970	892,766
3.50%, 4/20/2045 (g)	2,829,225	2,954,296
3.50%, 4/20/2045 (g)	2,773,098	2,895,688
3.50%, 6/20/2045 (g)	1,452,236	1,516,435
3.50%, 11/20/2045	498,929	520,986
3.50%, 1/1/2046	6,000,000	6,256,875
4.00%, 4/15/2040 (g)	1,468,631	1,569,778
4.00%, 6/15/2040	99,514	106,368
4.00%, 3/20/2044 (g)	286,779	304,785
4.00%, 4/20/2044	417,923	444,163
4.00%, 6/20/2044 (g)	605,785	643,821
4.00%, 8/20/2044 (g)	633,609	673,391
4.00%, 9/20/2044	644,942	685,436
4.00%, 10/20/2044	604,862	642,839
4.00%, 12/20/2044 (g)	1,498,176	1,592,242
4.00%, 2/20/2045 (g)	1,047,405	1,113,169
4.00%, 8/20/2045 (g)	1,166,187	1,241,508
4.00%, 1/1/2046	4,550,000	4,828,687
4.00%, 1/1/2046	3,500,000	3,717,656
4.50%, 6/15/2039	119,302	129,362
4.50%, 7/15/2039	343,719	372,704
4.50%, 4/15/2040 (g)	1,449,784	1,578,375
4.50%, 6/15/2040	905,564	985,884
4.50%, 6/15/2040	26,138	28,456
4.50%, 3/15/2041 (g)	432,714	471,095
4.50%, 6/15/2041 (g)	534,140	579,703
4.50%, 9/20/2041	337,327	365,631
4.50%, 12/15/2041	97,435	105,747
4.50%, 1/15/2042	304,050	329,690
4.50%, 10/20/2043 (g)	260,686	280,331
4.50%, 4/20/2044 (g)	608,435	654,286
4.50%, 11/20/2044	1,649,364	1,773,085
4.50%, 12/20/2044	501,028	538,611
4.50%, 9/20/2045	482,465	519,283
4.50%, 10/20/2045 (g)	916,845	986,811
5.00%, 12/15/2038 (g)	387,452	426,499
5.00%, 4/15/2039	2,193,281	2,422,380
5.00%, 4/15/2039	3,102	3,426
5.00%, 5/15/2039	133,752	147,723
5.00%, 11/20/2041	1,774,676	1,959,800
5.00%, 11/20/2044	711,338	770,035
5.50%, 6/15/2038	491,524	549,664
5.50%, 7/15/2038	634,545	709,602
5.50%, 2/15/2039	102,765	114,921
5.50%, 5/20/2044	653,202	730,282
6.00%, 1/15/2038	61,269	69,049
6.00%, 4/15/2038	313,958	353,665
6.00%, 6/15/2041	271,884	306,412
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	301,859
4.63%, 9/15/2060	14,000	14,718
5.25%, 9/15/2039	450,000	538,445
7.13%, 5/1/2030	66,000	92,779

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $343,075,099)		343,241,786

See accompanying notes to financial statements.

220

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 36.2%
Treasury Bonds:
2.50%, 2/15/2045	$4,980,000	$4,471,293
2.75%, 8/15/2042	2,151,000	2,057,173
2.75%, 11/15/2042	1,852,000	1,766,919
2.88%, 5/15/2043	1,900,000	1,853,716
2.88%, 8/15/2045	4,300,000	4,178,396
3.00%, 11/15/2044	1,314,000	1,309,913
3.00%, 11/15/2045	900,000	897,642
3.13%, 11/15/2041	3,068,000	3,171,606
3.13%, 2/15/2042	2,232,000	2,306,102
3.13%, 2/15/2043	1,342,000	1,376,235
3.13%, 8/15/2044	2,578,000	2,636,547
3.38%, 5/15/2044	2,664,000	2,860,577
3.50%, 2/15/2039	700,000	774,354
3.63%, 8/15/2043	950,000	1,070,621
3.63%, 2/15/2044	1,282,000	1,442,763
3.75%, 8/15/2041	150,000	172,416
3.75%, 11/15/2043	4,012,000	4,623,830
3.88%, 8/15/2040	150,000	175,413
4.25%, 11/15/2040	150,000	185,524
4.38%, 11/15/2039	500,000	628,940
4.38%, 5/15/2040	2,750,000	3,461,480
4.38%, 5/15/2041	1,544,000	1,949,640
4.50%, 2/15/2036	1,650,000	2,115,284
4.50%, 8/15/2039	1,800,000	2,304,054
4.63%, 2/15/2040	1,000,000	1,302,660
4.75%, 2/15/2037 (b)	750,000	994,178
4.75%, 2/15/2041	500,000	665,095
5.25%, 11/15/2028	500,000	653,195
5.25%, 2/15/2029	250,000	327,567
5.38%, 2/15/2031	200,000	271,230
6.13%, 11/15/2027	2,200,000	3,045,790
6.25%, 8/15/2023	1,000,000	1,290,250
6.50%, 11/15/2026	800,000	1,119,280
6.88%, 8/15/2025	750,000	1,050,435
7.13%, 2/15/2023	1,000,000	1,334,740
7.25%, 8/15/2022	500,000	661,295
8.13%, 8/15/2019	1,500,000	1,848,795
8.75%, 8/15/2020	3,620,000	4,741,548
8.88%, 8/15/2017	713,000	803,152
Treasury Notes:
0.50%, 1/31/2017	150,000	149,495
0.50%, 2/28/2017	15,150,000	15,091,824
0.50%, 3/31/2017	150,000	149,349
0.50%, 4/30/2017	150,000	149,220
0.50%, 7/31/2017	150,000	148,877
0.63%, 2/15/2017	6,805,000	6,789,689
0.63%, 5/31/2017	950,000	945,887
0.63%, 6/30/2017	5,700,000	5,671,785
0.63%, 8/31/2017	549,000	545,536
0.63%, 9/30/2017	1,000,000	993,150
0.63%, 11/30/2017	992,000	983,856
0.63%, 4/30/2018	7,800,000	7,699,848
0.75%, 1/15/2017	1,750,000	1,749,300
0.75%, 3/15/2017	1,500,000	1,498,215
0.75%, 6/30/2017	150,000	149,538
0.75%, 10/31/2017	2,500,000	2,486,650
0.75%, 12/31/2017	4,805,000	4,772,711

0.75%, 2/28/2018	650,000	644,494
0.75%, 3/31/2018	4,425,000	4,386,458
0.88%, 1/31/2017	2,000,000	2,001,080
0.88%, 2/28/2017	2,250,000	2,250,945
0.88%, 4/15/2017	650,000	649,922
0.88%, 4/30/2017	2,500,000	2,499,325
0.88%, 5/15/2017	550,000	549,637
0.88%, 6/15/2017	500,000	499,535
0.88%, 7/15/2017	800,000	798,664
0.88%, 8/15/2017	1,000,000	997,910
0.88%, 10/15/2017	3,600,000	3,589,164
0.88%, 11/15/2017	150,000	149,504
0.88%, 1/15/2018	6,170,000	6,142,420
0.88%, 7/31/2019	490,000	479,039
1.00%, 3/31/2017	4,650,000	4,658,091
1.00%, 9/15/2017	650,000	649,681
1.00%, 12/15/2017	150,000	149,801
1.00%, 2/15/2018	150,000	149,561
1.00%, 3/15/2018	500,000	498,370
1.00%, 5/31/2018	1,500,000	1,492,545
1.13%, 4/30/2020	150,000	146,589
1.25%, 10/31/2018	3,400,000	3,395,614
1.25%, 11/15/2018	2,500,000	2,496,075
1.25%, 1/31/2019	5,470,000	5,452,387
1.25%, 1/31/2020	7,950,000	7,828,206
1.25%, 2/29/2020	1,680,000	1,652,868
1.38%, 7/31/2018	500,000	501,965
1.38%, 9/30/2018	1,638,000	1,643,143
1.38%, 11/30/2018	250,000	250,550
1.38%, 12/31/2018	300,000	300,261
1.38%, 2/28/2019	3,300,000	3,297,921
1.38%, 1/31/2020	17,300,000	17,124,924
1.38%, 2/29/2020	8,190,000	8,097,043
1.38%, 3/31/2020	4,250,000	4,198,660
1.38%, 4/30/2020	2,000,000	1,974,380
1.38%, 5/31/2020	150,000	147,855
1.38%, 8/31/2020	3,100,000	3,050,741
1.38%, 9/30/2020	1,500,000	1,474,185
1.50%, 8/31/2018	5,975,000	6,014,973
1.50%, 12/31/2018	6,700,000	6,730,686
1.50%, 1/31/2019	500,000	501,785
1.50%, 2/28/2019	500,000	501,625
1.50%, 3/31/2019	2,250,000	2,257,043
1.50%, 5/31/2019	1,000,000	1,001,060
1.50%, 10/31/2019	1,900,000	1,894,433
1.50%, 11/30/2019	2,985,000	2,973,926
1.50%, 1/31/2022	1,450,000	1,409,820
1.63%, 3/31/2019	642,000	646,160
1.63%, 4/30/2019	1,475,000	1,483,732
1.63%, 6/30/2019	6,500,000	6,529,964
1.63%, 7/31/2019	542,000	543,951
1.63%, 8/31/2019	1,042,000	1,045,199
1.63%, 12/31/2019	3,500,000	3,500,630
1.63%, 11/30/2020	2,000,000	1,988,220
1.63%, 8/15/2022	1,972,000	1,921,339
1.63%, 11/15/2022	3,464,000	3,365,830
1.75%, 9/30/2019	1,265,000	1,273,766
1.75%, 10/31/2020	2,200,000	2,196,964
1.75%, 5/15/2022	3,966,000	3,901,989

See accompanying notes to financial statements.

221

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.75%, 9/30/2022	$2,500,000	$2,450,525
1.75%, 5/15/2023	3,950,000	3,848,603
1.88%, 8/31/2017	1,700,000	1,723,681
1.88%, 9/30/2017	1,370,000	1,389,303
1.88%, 10/31/2017	500,000	507,280
1.88%, 10/31/2022 (b)	47,000	46,408
2.00%, 7/31/2020	150,000	151,764
2.00%, 9/30/2020	150,000	151,647
2.00%, 11/30/2020	3,400,000	3,435,088
2.00%, 2/28/2021	150,000	151,251
2.00%, 5/31/2021	550,000	553,817
2.00%, 8/31/2021	2,450,000	2,460,927
2.00%, 10/31/2021	1,500,000	1,504,500
2.00%, 11/15/2021	900,000	902,889
2.00%, 2/15/2022	200,000	200,434
2.00%, 2/15/2023	9,040,000	8,987,930
2.00%, 8/15/2025	200,000	195,008
2.13%, 8/31/2020	1,000,000	1,016,150
2.13%, 1/31/2021	150,000	152,238
2.13%, 6/30/2021	1,000,000	1,012,690
2.13%, 8/15/2021	3,202,000	3,240,840
2.13%, 9/30/2021	700,000	707,406
2.13%, 12/31/2021	200,000	201,802
2.13%, 5/15/2025	2,500,000	2,467,150
2.25%, 11/30/2017	2,500,000	2,555,725
2.25%, 3/31/2021	150,000	153,044
2.25%, 4/30/2021	1,000,000	1,019,970
2.25%, 7/31/2021	650,000	662,213
2.25%, 11/15/2024	8,244,000	8,239,548
2.25%, 11/15/2025	1,000,000	997,730
2.38%, 7/31/2017	4,525,000	4,621,247
2.38%, 12/31/2020	2,678,000	2,753,493
2.38%, 8/15/2024	4,255,000	4,299,337
2.50%, 6/30/2017	150,000	153,364
2.50%, 8/15/2023	1,400,000	1,436,554
2.50%, 5/15/2024	10,675,000	10,908,355
2.63%, 4/30/2018	1,000,000	1,033,890
2.63%, 8/15/2020	4,700,000	4,884,522
2.63%, 11/15/2020	2,096,000	2,178,436
2.75%, 5/31/2017 (b)	150,000	153,832
2.75%, 12/31/2017	150,000	154,842
2.75%, 2/28/2018	2,000,000	2,069,200
2.75%, 2/15/2019	2,000,000	2,084,640
2.75%, 11/15/2023	5,383,000	5,618,668
2.75%, 2/15/2024	8,028,000	8,361,724
3.00%, 2/28/2017	1,700,000	1,741,701
3.13%, 1/31/2017	750,000	768,300
3.13%, 4/30/2017	150,000	154,347
3.13%, 5/15/2019	3,175,000	3,349,974
3.13%, 5/15/2021	1,404,000	1,493,491
3.25%, 3/31/2017	150,000	154,352
3.38%, 11/15/2019	2,200,000	2,349,996
3.50%, 2/15/2018	2,250,000	2,362,680
3.50%, 5/15/2020	1,855,000	1,994,941
3.63%, 8/15/2019	500,000	536,795
3.63%, 2/15/2020	2,200,000	2,373,932
3.63%, 2/15/2021	3,484,000	3,787,805
3.75%, 11/15/2018	1,200,000	1,284,432
4.25%, 11/15/2017	150,000	158,847

4.75%, 8/15/2017	1,125,000	1,192,905

TOTAL U.S. TREASURY OBLIGATIONS (Cost $390,053,109)		391,331,349

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	137,837
California, State General Obligation:
7.30%, 10/1/2039	500,000	699,795
7.55%, 4/1/2039	225,000	326,815
Los Angeles, CA, Department of Water & Power Revenue 6.57%, 7/1/2045	150,000	204,648
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	197,643
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	45,000	60,647
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series DE, 6.00%, 11/1/2040	50,000	60,862
University. of California:
Series J, 4.13%, 5/15/2045	300,000	295,428
Series AQ, 4.77%, 5/15/2115	75,000	71,101
Series AD, 4.86%, 5/15/2112	150,000	142,555

		2,197,331

CONNECTICUT — 0.1%
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,255
Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	120,000	136,847
State of Connecticut 5.63%, 12/1/2029	405,000	467,090

		714,192

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	210,019
7.06%, 4/1/2057	250,000	279,688
State of Georgia Series H, 4.50%, 11/1/2025	200,000	221,942

		711,649

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	81,355
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	28,877
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	36,985
Series B, 7.75%, 1/1/2042	50,000	50,600

See accompanying notes to financial statements.

222

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Illinois, State General Obligation 7.35%, 7/1/2035	$275,000	$301,411
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	220,000	267,417
State of Illinois:
5.10%, 6/1/2033	320,000	302,608
5.65%, 12/1/2038	5,000	4,684

		1,073,937

KANSAS — 0.0% (a)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	49,709

MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts 4.91%, 5/1/2029	100,000	115,268

MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	113,470

NEW JERSEY — 0.0% (a)
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,424
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	250,000	343,615
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	92,935

		540,974

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	268,597
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	122,047
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	100,413
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	350,000	430,647
6.67%, 11/15/2039	150,000	195,989
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	70,000	84,253
Port Authority of New York & New Jersey:
Series 192, 4.81%, 10/15/2065	150,000	152,510
5.86%, 12/1/2024	325,000	396,857

		1,751,313

OHIO — 0.1%
Ohio State University, General Receipts Revenue Series C, 4.91%, 6/1/2040	100,000	112,265
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	234,052

8.08%, 2/15/2050	300,000	442,452

		788,769

OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	119,032

PENNSYLVANIA — 0.1%
Pennsylvania, State General Obligation 5.45%, 2/15/2030	440,000	501,565
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	86,821
State Public School Building Authority 5.00%, 9/15/2027	99,000	106,366

		694,752

TEXAS — 0.0% (a)
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	75,000	96,595
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	68,882
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	94,515
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	129,489

		389,481

WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	176,357

TOTAL MUNICIPAL BONDS & NOTES (Cost $9,118,049)		9,436,234

ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust 2014-3:
Series 2014-3, Class A3, 1.15%, 6/10/2019	400,000	398,160
Series 2014-3, Class C, 2.58%, 9/8/2020	1,000,000	1,001,500
Capital Auto Receivables Asset Trust 2015-3 Series 2015-3, Class A3, 1.94%, 1/21/2020	500,000	497,250
GM Financial Automobile Leasing Trust 2015-2 Series 2015-2, Class A3, 1.68%, 12/20/2018	600,000	596,700

		2,493,610

See accompanying notes to financial statements.

223

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CREDIT CARD — 0.1%
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A5, 1.48%, 7/15/2020	$200,000	$200,000
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1, 5.35%, 2/7/2020	525,000	563,640

		763,640

FOREST PRODUCTS & PAPER — 0.2%
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	318,175
Discover Card Execution Note Trust:
Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	500,650
Series 2007-A1, Class A1, 5.65%, 3/16/2020	300,000	320,910
Synchrony Credit Card Master Note Trust Series 2012-6, Class A, 1.36%, 8/17/2020	500,000	496,850

		1,636,585

IRON/STEEL — 0.0% (a)
Chase Issuance Trust Series 2015-A2, Class A2, 1.59%, 2/18/2020	500,000	499,450

TOTAL ASSET-BACKED SECURITIES (Cost $5,444,673)		5,393,285

MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust Series 2007-3, Class A4, 5.56%, 6/10/2049 (e)	664,064	678,919
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class A4, 5.47%, 1/12/2045 (e)	485,147	497,702
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class A1, 1.38%, 9/10/2046	234,154	232,044
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	1,000,000	998,871
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	498,227
COMM 2012-LC4 Mortgage Trust Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,573,416
COMM 2014-UBS3 Mortgage Trust Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	514,860
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	523,627

CSAIL 2015-C3 Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	957,212	946,606
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class A4, 5.54%, 12/10/2049	400,000	407,946
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,589,315
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	499,448
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	250,000	255,262
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,536,656
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2, 1.87%, 11/15/2045	800,000	795,559
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A2, 5.61%, 4/15/2049	27,528	27,236
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.19%, 3/10/2046	1,000,000	1,004,726
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	197,822

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,919,586)		12,778,242

	Shares

SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (h) (i)	81,535,345	81,535,345
State Street Navigator Securities Lending Prime Portfolio (h) (j)	8,639,474	8,639,474

TOTAL SHORT-TERM INVESTMENTS (k) (Cost $90,174,819)		90,174,819

TOTAL INVESTMENTS — 107.5% (l) (Cost $1,167,504,994)		1,163,511,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%	(80,924,555)

NET ASSETS — 100.0%		$1,082,586,886

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All portion of the shares of the security are on loan at December 31, 2015.

See accompanying notes to financial statements.

224

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of December 31, 2015, securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(f)	Non-income producing security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at December 31, 2015.
(j)	Investment of cash collateral for securities loaned
(k)	Value is determined based on Level 1 inputs (Note 2).
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT Real Estate Investment Trust

TBA To Be Announced

See accompanying notes to financial statements.

225

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.4%
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2017	$1,030,000	$1,098,670
Series A, 5.00%, 8/1/2022	3,465,000	4,206,476
Birmingham, AL, Waterworks Board Revenue:
5.00%, 1/1/2041	200,000	220,734
Series A, 5.00%, 1/1/2042	200,000	225,754
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	508,235
University of Alabama, General Revenue Series D-2, 5.00%, 10/1/2037	230,000	261,197

		6,521,066

ALASKA — 0.9%
Municipality of Anchorage AK Series B, 5.00%, 9/1/2019	13,200,000	15,017,640

ARIZONA — 1.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2031	12,000,000	14,184,840
Arizona, State Transportation Board, Highway Revenue:
Series A, 5.00%, 7/1/2018	2,500,000	2,744,300
Series A, 5.00%, 7/1/2036	1,000,000	1,148,410
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,112,820
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue:
5.00%, 7/1/2025	700,000	822,514
5.00%, 7/1/2029	400,000	477,724
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2039	3,325,000	3,838,812
Series B, 5.00%, 7/1/2026	1,000,000	1,223,470
Series B, 5.00%, 7/1/2027	1,435,000	1,745,721

		28,298,611

ARKANSAS — 0.4%
Arkansas, State General Obligation 5.00%, 6/15/2021	125,000	148,859
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	575,514
Little Rock School District 3.00%, 2/1/2024	5,555,000	5,731,927

		6,456,300

CALIFORNIA — 18.3%
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2029	5,000,000	6,093,850
Series A, 5.00%, 9/15/2031	1,000,000	1,137,530
Series A, 5.00%, 9/15/2032	2,000,000	2,270,240

California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2020	350,000	408,342
Series B, 5.00%, 6/1/2027	1,000,000	1,291,520
Series B, 5.00%, 6/1/2029	900,000	1,171,620
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	675,537
Series AS, 5.00%, 12/1/2024	260,000	327,668
California, State Educational Facilities, Authority Revenue:
Series U-2, 5.00%, 10/1/2032	500,000	657,185
Series U-3, 5.00%, 6/1/2043	855,000	1,143,879
Series U-6, 5.00%, 5/1/2045	100,000	134,069
California, State General Obligation:
5.00%, 8/1/2018	12,490,000	13,757,485
5.00%, 8/1/2021	4,000,000	4,764,160
5.00%, 10/1/2022	1,445,000	1,757,510
5.00%, 10/1/2022	2,720,000	3,308,254
5.00%, 11/1/2023	3,900,000	4,809,597
5.00%, 3/1/2024	1,875,000	2,321,625
5.00%, 8/1/2024	15,700,000	19,546,029
5.00%, 9/1/2024	200,000	243,802
5.00%, 10/1/2029	2,675,000	2,900,422
5.00%, 8/1/2035	8,000,000	9,497,920
5.00%, 8/1/2045	3,780,000	4,435,679
California, State Public Works Board, Lease Revenue:
Series F, 5.00%, 10/1/2018	350,000	388,591
Series G, 5.00%, 12/1/2024	215,000	259,243
California, State University Revenue Series A, 5.00%, 11/1/2021	2,500,000	2,998,150
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	585,445
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,730,376
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,925,159
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	340,793
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	6,550,000	7,526,736
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,905,000	2,363,114
Series A, 5.00%, 6/1/2029	5,035,000	6,197,632
Series B, 5.00%, 6/1/2022	115,000	139,954
Grossmont, CA, Community College District, Election of 2012 Series A, 5.25%, 8/1/2038	3,200,000	3,712,448
Long Beach, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2039	2,000,000	2,225,500

See accompanying notes to financial statements.

226

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	$250,000	$297,818
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 6/1/2026	2,090,000	2,662,681
Series F, 4.00%, 8/1/2032	3,380,000	3,640,530
Los Angeles, CA, Department of Water Series A, 5.00%, 7/1/2036	5,000,000	5,627,500
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	7,400,000	8,631,582
Series A, 5.00%, 7/1/2039	1,000,000	1,162,680
Series B, 5.00%, 7/1/2019	320,000	363,392
Series B, 5.00%, 7/1/2043	775,000	890,847
Series D, 5.00%, 7/1/2022	185,000	224,621
Series D, 5.00%, 7/1/2033	1,000,000	1,198,550
Series D, 5.00%, 7/1/2039	3,875,000	4,505,385
Los Angeles, CA, General Obligation Series B, 5.00%, 9/1/2022	4,000,000	4,775,120
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,366,130
Los Angeles, CA, Redevelopment Authority, Tax Allocation 5.25%, 12/1/2025 (a)	3,505,000	4,339,400
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	2,500,000	2,983,875
Series A, 5.00%, 7/1/2023	6,500,000	8,012,095
Series B, 5.00%, 7/1/2021	2,500,000	2,983,875
Series C, 5.00%, 7/1/2021	2,500,000	2,983,875
Series D, 5.00%, 7/1/2021	2,500,000	2,983,875
Marin, CA, Water District Financing Authority Series A, 5.00%, 7/1/2044	500,000	558,230
Metropolitan Water District of Southern California Series C, 5.00%, 10/1/2027	4,120,000	5,307,343
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	400,000	401,984
Series A, 5.00%, 2/1/2035	1,955,000	2,311,670
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A, 5.25%, 6/1/2031	150,000	183,041
San Antonio, CA, Community College District, General Obligation Zero Coupon, 8/1/2043 (b) (c)	1,160,000	829,156
San Bernardino, CA, Community College District Series A, 5.00%, 8/1/2029	1,000,000	1,178,970
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2029	700,000	841,050
Series A, 5.00%, 4/1/2037	225,000	262,076

San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2039	155,000	179,426
San Diego, CA, Community College District 5.00%, 8/1/2043	1,820,000	2,071,415
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	1,200,000	1,411,128
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	593,160
Series A, 5.00%, 7/1/2032	1,000,000	1,178,310
Series A, 5.00%, 7/1/2036	500,000	581,240
San Francisco, CA, City & County Public Utilities Commission Series B, 5.00%, 10/1/2026	1,110,000	1,330,457
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 4.00%, 11/1/2032	750,000	789,765
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series A, 5.00%, 11/1/2024	2,400,000	2,859,000
Series A, 5.00%, 11/1/2030	6,000,000	7,030,800
Series B, COPs, 5.00%, 9/1/2018	9,755,000	10,771,178
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A, 5.50%, 3/1/2041	4,700,000	5,377,552
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,697,318
Series A, 5.00%, 6/1/2039	400,000	458,456
San Marcos, CA, Unified School District Election of 2010 Series A, 5.00%, 8/1/2038	150,000	166,253
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2022	750,000	913,763
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	749,985
Series B, 5.00%, 8/1/2022	100,000	121,678
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,650,000	1,734,034
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	578,405
State of California:
5.00%, 3/1/2018	3,250,000	3,533,432
5.00%, 3/1/2026	1,000,000	1,239,370
5.00%, 8/1/2030	1,220,000	1,476,981
5.00%, 8/1/2034	5,350,000	6,376,504
Series B, 5.00%, 9/1/2017	7,855,000	8,403,593
Series B, 5.00%, 9/1/2023	2,900,000	3,567,580

See accompanying notes to financial statements.

227

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

University of California, Revenue:
Series A, 5.00%, 11/1/2019	$150,000	$171,518
Series A, 5.00%, 11/1/2030	4,750,000	5,705,320
Series A, 5.00%, 11/1/2032	1,135,000	1,351,365
Series AB, 5.00%, 5/15/2025	2,635,000	3,117,021
Series AF, 5.00%, 5/15/2019	3,335,000	3,768,517
Series AI, 5.00%, 5/15/2032	200,000	236,358
Series AI, 5.00%, 5/15/2033	10,000,000	11,773,400
Series AI, 5.00%, 5/15/2034	740,000	868,501
Series AM, 5.00%, 5/15/2027	565,000	686,611
Series AM, 5.00%, 5/15/2049	1,000,000	1,135,770
Series AO, 5.00%, 5/15/2025	6,500,000	8,200,855
Ventura County, CA, Public Financing Authority, Lease Revenue Series A, 5.00%, 11/1/2030	640,000	748,467

		289,508,901

COLORADO — 0.8%
Boulder Valley, CO, School District No 2, General Obligation 5.00%, 12/1/2040	3,085,000	3,581,685
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,523,240
Series A, 5.00%, 3/1/2033	895,000	1,121,014
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H COPs, 3.25%, 3/15/2035	500,000	500,265
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, COPs, 5.00%, 11/1/2024	105,000	129,490
Denver, CO, City & County School District No 1, General Obligation Series B, 5.00%, 12/1/2027	2,000,000	2,452,300
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 3.00%, 4/1/2029	650,000	655,519
Regional, CO, Transportation District, Sales Tax Revenue Series A, 5.00%, 11/1/2028	1,600,000	2,006,352
University of Colorado, Enterprise System Revenue Series A, 5.00%, 6/1/2035	190,000	220,482

		13,190,347

CONNECTICUT — 2.7%
Connecticut, State General Obligation:
Series C, 5.00%, 7/15/2022	8,460,000	10,113,845
Series D, 5.00%, 11/1/2025	285,000	333,108
Series D, 5.00%, 6/15/2031	360,000	420,646
Series F, 5.00%, 11/15/2024	1,000,000	1,225,120
Series F, 5.00%, 11/15/2026	1,275,000	1,542,610
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 4/1/2033	1,750,000	1,888,582

State of Connecticut:
Series A, 5.00%, 1/1/2017	750,000	782,933
Series F, 5.00%, 11/15/2021	6,415,000	7,586,636
State of Connecticut, Special Tax Rev.:
Series A, 4.00%, 8/1/2035	2,630,000	2,791,061
Series A, 5.00%, 8/1/2032	5,000,000	5,926,950
Series A, 5.00%, 8/1/2033	1,605,000	1,895,152
Series A, 5.00%, 8/1/2034	1,135,000	1,334,987
University of Connecticut, Revenue:
Series A, 5.00%, 2/15/2025	5,200,000	5,975,684
Series A, 5.00%, 11/15/2028	115,000	135,151

		41,952,465

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	2,930,246
5.00%, 3/1/2020	350,000	404,484
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,234,929
5.00%, 10/1/2038	3,815,000	4,547,251

		9,116,910

DISTRICT OF COLUMBIA — 0.6%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2022	130,000	156,751
Series A, 5.00%, 6/1/2038	4,000,000	4,683,280
District of Columbia, Income Tax Secured Revenue:
Series A, 5.00%, 12/1/2036	590,000	672,205
Series C, 4.00%, 12/1/2035	2,500,000	2,627,675
Series C, 4.00%, 12/1/2037	1,000,000	1,045,390
Series C, 5.00%, 12/1/2037	500,000	576,730

		9,762,031

FLORIDA — 3.7%
Broward County, FL, Water & Sewer Utility Revenue Series A, 5.00%, 10/1/2037	450,000	510,080
Florida, State Board of Education Series D, 5.00%, 6/1/2022	360,000	427,205
Florida, State Board of Education, Capital Outlay Series B, 5.00%, 6/1/2025	2,000,000	2,389,380
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	3,000,000	3,724,320
Series E, 5.00%, 6/1/2019	8,400,000	9,488,136
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2021	265,000	312,825
Florida, State General Obligation 5.00%, 7/1/2019	2,300,000	2,604,267
Hillsborough County, FL, School Board, Certificates of Participation Series A, COPs, 5.00%, 7/1/2029	810,000	933,169
Jacksonville, FL, Special Revenue:
Series C, 5.00%, 10/1/2021	190,000	224,238

See accompanying notes to financial statements.

228

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 10/1/2024	$315,000	$374,488
Series C, 5.00%, 10/1/2031	135,000	154,090
Jacksonville, FL, Transit Revenue Series A, 5.00%, 10/1/2026	1,950,000	2,294,038
JEA, FL, Water & Sewer System Revenue Series B, 5.00%, 10/1/2034	170,000	193,657
Miami-Dade County, FL, General Obligation 5.00%, 7/1/2027	1,250,000	1,437,362
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	513,225
5.00%, 7/1/2037	5,385,000	6,015,476
5.00%, 7/1/2042	1,200,000	1,331,544
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2020	735,000	840,303
Orange County, FL, School Board, Certificates of Participation Series C, COPs, 5.00%, 8/1/2029	6,635,000	7,914,228
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	5,750,000	6,879,932
Orlando County, FL, Contract Tourist Development Series A, 5.00%, 11/1/2044	1,100,000	1,243,572
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series A, 5.25%, 11/1/2031	400,000	475,860
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	954,784
State of Florida:
Series A, 5.00%, 6/1/2018	325,000	356,194
Series E, 5.00%, 6/1/2017	1,530,000	1,621,004
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,000,000	2,325,200
Tohopekaliga, FL, Water Authority Utility System Revenue Series A, 5.75%, 10/1/2029	750,000	918,075
University of Miami 4.00%, 9/1/2039	2,465,000	2,584,405

		59,041,057

GEORGIA — 2.1%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	4,265,000	5,177,966
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,780,000	1,857,430
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	4,200,000	4,556,496
Georgia, State Gas 5.00%, 2/1/2027	5,000,000	6,210,350
Georgia, State General Obligation:
Series A-1, 5.00%, 2/1/2017	100,000	104,738
Series C, 5.00%, 7/1/2019	6,900,000	7,825,497

Georgia, State Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2041	5,965,000	6,807,198

		32,539,675

HAWAII — 1.0%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2017	1,240,000	1,328,486
Series A, 5.00%, 11/1/2022	100,000	121,090
Series A, 5.00%, 10/1/2029	475,000	581,182
Series A, 5.00%, 10/1/2037	700,000	827,792
Series A, 5.00%, 10/1/2038	2,250,000	2,654,483
Series A, 5.25%, 8/1/2034	1,500,000	1,747,965
Series B, 5.00%, 10/1/2018	770,000	851,589
Series B, 5.00%, 10/1/2029	485,000	593,417
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	100,000	118,953
Series DZ, 5.00%, 12/1/2029	990,000	1,168,457
Series EA, 5.00%, 12/1/2022	180,000	214,673
Series EA, 5.00%, 12/1/2023	250,000	297,848
Series EH, 5.00%, 8/1/2020	105,000	122,078
State of Hawaii:
Series DZ, 5.00%, 12/1/2026	20,000	23,927
Series DZ, 5.00%, 12/1/2026	180,000	213,446
Series ET, 4.00%, 10/1/2026	4,100,000	4,704,791
Series EZ, 5.00%, 10/1/2024	600,000	746,322

		16,316,499

ILLINOIS — 1.9%
Cook County Community College District No 508 5.25%, 12/1/2043	5,000,000	5,584,750
Illinois, State Finance Authority Series A, 5.00%, 10/1/2029	125,000	147,449
Illinois, State Finance Authority Revenue:
Series A, 5.00%, 10/1/2030	1,250,000	1,433,250
Series A, 5.00%, 10/1/2051	5,020,000	5,495,394
Illinois, State General Obligation Series A, 4.00%, 4/1/2031	1,500,000	1,548,480
Illinois, State Toll Highway Authority Series B, 5.00%, 1/1/2040	4,380,000	5,017,115
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 1/1/2035	1,345,000	1,509,803
Series B, 5.00%, 1/1/2037	5,000,000	5,656,150
Series B, 5.00%, 1/1/2038	1,000,000	1,128,220
Illinois, University of Chicago, Finance Authority Revenue Series A, 4.00%, 10/1/2032	955,000	1,013,226
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	897,931

		29,431,768

INDIANA — 0.2%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A, 4.00%, 8/1/2030	2,325,000	2,484,123

See accompanying notes to financial statements.

229

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

IOWA — 0.0%(d)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	$125,000	$148,880

KANSAS — 0.5%
Kansas, State Department of Transportation, Highway Revenue Series B, 5.00%, 9/1/2019	225,000	256,070
Kansas, State Development Finance Authority Revenue Series G, 5.00%, 4/1/2029	1,600,000	1,851,744
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	500,000	513,955
State of Kansas Department of Transportation 5.00%, 9/1/2034	5,000,000	6,027,900

		8,649,669

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series B, 5.00%, 7/1/2022	2,565,000	3,067,073
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series A, 5.00%, 5/15/2034	700,000	797,251
Series B, 4.00%, 5/15/2037	645,000	668,710
University of Kentucky, General Receipts Revenue Series A, 4.00%, 4/1/2044	800,000	826,056

		5,359,090

LOUISIANA — 1.3%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,335,000	3,832,549
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2023	250,000	298,568
Series A-1, 5.00%, 5/1/2027	135,000	159,189
Louisiana, State General Obligation:
Series A, 5.00%, 2/1/2027	3,570,000	4,255,868
Series A, 5.00%, 2/1/2028	1,000,000	1,184,050
Series C, 5.00%, 8/1/2023	2,000,000	2,410,140
Series D-1, 5.00%, 12/1/2024	2,000,000	2,445,060
Series D-1, 5.00%, 12/1/2028	850,000	1,017,900
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	1,015,290
Series A, 5.00%, 6/15/2022	150,000	179,675
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2022	2,765,000	3,264,774

		20,063,063

MAINE — 0.1%
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2026	1,190,000	1,453,347

MARYLAND — 3.4%
Baltimore, MD, General Obligation Series B, 5.00%, 10/15/2019	280,000	318,262
Baltimore, MD, Project Revenue Series A, 5.00%, 7/1/2041	790,000	891,088
County of Montgomery MD:
Series A, 5.00%, 7/1/2017	490,000	521,022
Series A, 5.00%, 11/1/2022	5,000,000	6,104,900
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,056,780
Maryland, State General Obligation:
5.00%, 3/1/2024	1,000,000	1,176,710
Series A, 3.00%, 3/1/2026	500,000	522,890
Series A, 4.00%, 3/1/2027	4,400,000	4,958,668
Series A, 5.00%, 8/1/2018	700,000	771,792
Series B, 3.00%, 8/1/2028	1,300,000	1,343,134
Series B, 5.00%, 3/15/2017	1,900,000	1,998,629
Series B, 5.00%, 3/15/2019	125,000	140,498
Series B, 5.00%, 8/1/2024	140,000	158,953
Series C, 5.00%, 8/1/2018	1,100,000	1,212,816
Series C, 5.00%, 8/1/2021	16,375,000	19,561,411
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 4.25%, 7/1/2041	5,000,000	5,333,300
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,712,910
Series A, 5.00%, 3/1/2019	2,060,000	2,313,030
Washington Suburban Sanitary Commission 4.00%, 6/1/2020	1,900,000	2,127,468
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,120,120

		54,344,381

MASSACHUSETTS — 3.9%
Boston, MA, General Obigation Series A, 4.00%, 4/1/2018	450,000	481,014
City of Boston MA Series B, 5.00%, 4/1/2019	3,170,000	3,569,483
Commonwealth of Massachusetts Transportation Fund Rev. Series A, 5.00%, 6/1/2023	2,050,000	2,525,087
Massachusetts Bay Transportation Auth. Series B, 5.00%, 7/1/2025	5,000,000	6,275,500
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2017	755,000	791,195
Massachusetts, Bay Transportation Authority, Revenue Series A, 4.00%, 7/1/2037	1,270,000	1,329,080
Massachusetts, Development Finance Agency, Revenue Series S, 5.00%, 7/1/2024	2,570,000	3,119,492

See accompanying notes to financial statements.

230

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Massachusetts, School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	$115,000	$137,186
Series B, 5.00%, 10/15/2032	500,000	586,775
Massachusetts, State College Building Authority Revenue:
Series A, 5.00%, 5/1/2033	7,055,000	8,212,443
Series C, 3.00%, 5/1/2032	710,000	702,737
Massachusetts, State Federal Highway 5.00%, 6/15/2023	400,000	484,016
Massachusetts, State General Obligation:
Series A, 4.00%, 12/1/2032	2,465,000	2,666,711
Series B, 5.00%, 8/1/2025	5,100,000	5,895,192
Series C, 5.00%, 8/1/2020	400,000	465,640
Series D, 4.00%, 10/1/2028	200,000	217,494
Series D, 5.00%, 10/1/2022	2,000,000	2,391,820
Series D, 5.00%, 10/1/2026	560,000	665,633
Series E, 5.00%, 9/1/2023	125,000	151,454
Massachusetts, State School Building Authority Revenue Series B, 5.00%, 10/15/2035	965,000	1,112,452
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 5/15/2032	400,000	469,756
Series B, 4.00%, 8/15/2017	200,000	210,436
Series B, 5.00%, 8/15/2018	5,900,000	6,512,479
Massachusetts, State Transportation Fund Revenue Series A, 5.00%, 6/1/2022	150,000	177,831
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,087,368
Series 16B, 5.00%, 8/1/2024	480,000	556,915
Massachusetts, State Water Resources Authority Revenue Series B, 5.00%, 8/1/2026	5,830,000	6,941,140
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	600,000	693,492

		61,429,821

MICHIGAN — 0.7%
Michigan, State Building Authority Revenue Series I, 5.00%, 4/15/2019	4,000,000	4,463,400
Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	350,000	394,636
5.00%, 10/1/2024	125,000	150,705
5.00%, 10/1/2032	125,000	145,775
Series A, 5.00%, 7/1/2016	130,000	132,952
Series A, 5.00%, 1/1/2017	600,000	626,100
Series A, 5.00%, 7/1/2018	1,000,000	1,101,090
University of Michigan 5.00%, 4/1/2040	3,540,000	4,214,901

		11,229,559

MINNESOTA — 1.7%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	795,135
Minnesota, State General Obligation:
5.00%, 8/1/2023	4,465,000	5,414,259
Series A, 5.00%, 8/1/2020	1,610,000	1,876,551
Series A, ETM, 5.00%, 10/1/2018	10,000	11,103
Series B, 4.00%, 8/1/2025	500,000	578,390
Series B, 5.00%, 3/1/2018	2,675,000	2,904,087
Series B, 5.00%, 3/1/2028	5,000,000	5,857,900
Series F, 5.00%, 10/1/2022	125,000	152,301
State of Minnesota Series D, 5.00%, 8/1/2023	3,000,000	3,702,750
University of Minnesota, Revenue Series A, 5.00%, 12/1/2018	2,750,000	3,062,235
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,311,360

		26,666,071

MISSISSIPPI — 0.5%
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2036	3,000,000	3,415,560
Series C, 5.00%, 10/1/2026	4,000,000	4,937,160

		8,352,720

MISSOURI — 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2028	1,320,000	1,447,472
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B, 5.00%, 5/1/2038	5,000,000	5,762,550
Series B, 5.00%, 5/1/2043	450,000	516,055
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 1.00%, 10/1/2026	965,000	807,300
Series A, 4.00%, 10/1/2023	900,000	998,127
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2018	945,000	1,034,180
Series A, 5.00%, 5/1/2024	1,075,000	1,338,719

		11,904,403

NEBRASKA — 0.7%
Omaha, NE, Public Power District Electric Revenue Series B, 5.00%, 2/1/2021	850,000	1,000,603
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	416,300
5.00%, 11/15/2034	7,000,000	8,224,510
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,124,610

		10,766,023

See accompanying notes to financial statements.

231

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

NEVADA — 0.7%
Clark County, NV, General Obligation 5.00%, 11/1/2032	$1,000,000	$1,182,920
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,709,874
Series B, 5.00%, 6/1/2042	5,625,000	6,359,738

		11,252,532

NEW JERSEY — 0.7%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	16,191
Series A, 4.00%, 9/1/2027	30,000	32,383
Series A, 4.00%, 9/1/2027	40,000	43,177
Series A, 4.00%, 9/1/2027	20,000	21,589
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,837,506
New Jersey, State Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2032	265,000	312,445

		11,263,291

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,932,662
Series A, 5.00%, 7/1/2023	115,000	140,306
Series B, 5.00%, 7/1/2023	110,000	133,519
New Mexico, State Severance Tax Revenue Series A, 5.00%, 7/1/2020	250,000	281,790

		4,488,277

NEW YORK — 18.6%
City of New York, NY Series B, 5.00%, 8/1/2022	140,000	165,593
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,223,760
Erie County, NY, Industrial Development Agency Revenue 5.25%, 5/1/2029	1,390,000	1,622,964
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,450,000	4,177,225
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	7,097,029
4.50%, 7/15/2031	2,000,000	2,197,760
4.50%, 7/15/2036	850,000	929,594
5.00%, 12/15/2026	180,000	217,247
Series 179, 5.00%, 12/1/2043	1,100,000	1,253,736
Series 190, 5.00%, 5/1/2032	1,075,000	1,226,930
New York State Dormitory Authority 5.00%, 5/15/2017	1,000,000	1,056,340

New York, NY, City Municipal Water Finance Authority:
5.00%, 6/15/2026	3,200,000	3,766,656
Series AA, 4.00%, 6/15/2044	6,420,000	6,700,490
Series EE, 5.00%, 6/15/2045	590,000	675,049
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2037	5,000,000	5,830,250
Series CC, 5.00%, 6/15/2047	450,000	509,297
Series EE, 4.00%, 6/15/2039	2,055,000	2,137,837
Series FF, 5.00%, 6/15/2031	755,000	900,942
Series GG, 5.00%, 6/15/2019	5,595,000	6,041,145
New York, NY, City Transitional Finance Authority:
5.00%, 8/1/2034	2,500,000	2,937,225
ETM, 5.00%, 2/1/2018	500,000	540,535
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series S-1, 5.00%, 7/15/2028	1,025,000	1,203,996
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2016	320,000	331,814
5.00%, 2/1/2018	45,000	48,755
5.00%, 2/1/2036	1,745,000	2,020,536
5.00%, 11/1/2038	3,160,000	3,625,942
5.00%, 8/1/2042	7,000,000	8,050,840
Series D, 3.00%, 11/1/2027	320,000	329,360
Series D-1, 5.25%, 11/1/2027	1,120,000	1,248,341
Series E-1, 5.00%, 2/1/2042	500,000	563,080
Series F-1, 5.00%, 5/1/2021	500,000	589,700
Series F-1, 5.00%, 2/1/2030	770,000	901,632
Series F-1, 5.00%, 5/1/2030	200,000	234,280
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB, 4.63%, 6/15/2046	6,750,000	7,289,527
Series CC-1, 5.00%, 6/15/2047	5,500,000	6,275,225
New York, NY, General Obligation:
Series A-1, 5.00%, 10/1/2018	5,000,000	5,524,100
Series A-1, 5.00%, 10/1/2019	5,000,000	5,680,250
Series A-1, 5.00%, 8/1/2027	120,000	140,748
Series A-1, 5.00%, 10/1/2028	435,000	515,640
Series A1, 5.00%, 8/1/2017	300,000	319,758
Series B, 5.00%, 8/1/2017	600,000	639,516
Series B, 5.00%, 8/1/2024	2,535,000	3,044,155
Series D-1, 5.00%, 8/1/2029	3,000,000	3,582,720
Series D-1, 5.00%, 10/1/2032	125,000	144,344
Series E, 5.00%, 8/1/2017	1,900,000	2,025,134
Series F-1, 5.00%, 6/1/2025	750,000	928,920
Series F-1, 5.00%, 3/1/2037	1,475,000	1,675,777
Series I, 5.00%, 8/1/2022	200,000	240,720
Series I, 5.00%, 3/1/2027	1,385,000	1,656,959
Series I, 5.00%, 8/1/2029	4,025,000	4,732,313
Series J, 5.00%, 8/1/2020	16,000,000	18,548,480
New York, NY, Liberty Development Corp. Revenue 5.00%, 9/15/2032	4,500,000	5,217,030

See accompanying notes to financial statements.

232

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030 (c)	$2,960,000	$1,820,045
Series A, 5.00%, 11/15/2031	1,295,000	1,512,055
New York, NY, Sales Tax Asset Receivable Corp. Series A, 5.00%, 10/15/2026	6,000,000	7,409,280
New York, NY, Sales Tax Asset Receivables Corp. Series A, 5.00%, 10/15/2021	9,720,000	11,642,616
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.00%, 11/15/2042	500,000	523,185
Series B, Zero Coupon, 11/15/2027 (c)	1,850,000	1,290,542
Series B, Zero Coupon, 11/15/2029 (c)	735,000	470,172
Series B, 5.00%, 11/15/2027	5,550,000	6,635,524
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A, 5.00%, 8/1/2033	2,000,000	2,326,360
New York, State Convention Center Development Corp. Revenue 5.00%, 11/15/2033	4,700,000	5,567,432
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045	3,250,000	4,443,790
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 5/15/2025	650,000	774,852
Series A, 5.00%, 7/1/2027	520,000	610,652
Series A, 5.00%, 7/1/2042	550,000	625,152
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2020	1,000,000	1,150,010
Series A, 5.00%, 12/15/2020	1,300,000	1,520,649
Series A, 5.00%, 2/15/2021	250,000	293,543
Series A, 5.00%, 3/15/2022	900,000	1,059,705
Series A, 5.00%, 2/15/2024	300,000	367,050
Series A, 5.00%, 12/15/2026	500,000	603,600
Series A, 5.00%, 3/15/2027	1,620,000	1,895,076
Series A, 5.00%, 12/15/2029	4,725,000	5,669,905
Series A, 5.00%, 12/15/2030	3,130,000	3,733,495
Series A, 5.00%, 2/15/2043	1,250,000	1,408,938
Series E, 4.00%, 8/15/2031	255,000	272,003
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.13%, 3/15/2033	2,105,000	2,282,620
Series A, 5.00%, 3/15/2019	2,500,000	2,803,250
Series A, 5.00%, 3/15/2021	270,000	318,354
Series A, 5.00%, 3/15/2023	2,220,000	2,708,866
Series A, 5.00%, 3/15/2028	10,000,000	11,816,300
Series A, 5.00%, 3/15/2036	1,500,000	1,754,370
Series A, 5.00%, 3/15/2037	1,990,000	2,321,096
Series A, 5.00%, 3/15/2038	475,000	552,515

New York, State Dormitory Authority, State Income Tax Revenue Series A, 5.00%, 2/15/2031	1,000,000	1,170,380
New York, State Environmental Facilities Corp. Revenue:
5.00%, 3/15/2019	1,995,000	2,243,697
5.00%, 9/15/2019	2,500,000	2,848,825
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue 5.00%, 6/15/2020	500,000	582,175
New York, State General Obligation:
Series B, 5.00%, 8/1/2021	10,000,000	11,839,800
Series C, 5.00%, 4/15/2023	1,390,000	1,723,002
New York, State Urban Development Corp. Revenue:
Series C, 5.00%, 3/15/2023	1,000,000	1,214,180
Series C, 5.00%, 3/15/2027	4,500,000	5,356,800
Series D, 5.00%, 3/15/2021	3,000,000	3,525,780
Series D, 5.00%, 3/15/2022	1,700,000	2,034,968
Port Authority of New York & New Jersey:
5.00%, 10/15/2041	9,040,000	10,519,938
Series 189, 5.00%, 5/1/2045	4,000,000	4,621,400
Utility Debt Securitization Authority:
5.00%, 12/15/2037	15,000,000	17,918,100
Series TE, 5.00%, 12/15/2030	1,540,000	1,848,878

		295,168,121

NORTH CAROLINA — 1.7%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2025	4,720,000	5,818,910
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	4,000,000	4,856,680
North Carolina Capital Facilities Finance Agency:
5.00%, 10/1/2041	1,165,000	1,378,778
5.00%, 10/1/2055	8,470,000	9,797,757
North Carolina, State Capital Improvement Revenue Series C, 5.00%, 5/1/2028	905,000	1,058,271
North Carolina, State General Obligation:
Series D, 4.00%, 6/1/2021	500,000	566,020
Series E, 5.00%, 5/1/2016	105,000	106,598
Series E, 5.00%, 5/1/2019	1,000,000	1,128,510
State of North Carolina Series C, 4.00%, 5/1/2021	1,230,000	1,397,428

		26,108,952

OHIO — 2.5%
Cincinnati, OH, General Obligation Series A, 5.00%, 12/1/2020	6,200,000	7,209,174
Columbus, OH Series A, 3.00%, 7/1/2029	2,650,000	2,696,083
Columbus, OH, General Obligation Series A, 3.20%, 7/1/2031	4,000,000	4,082,200

See accompanying notes to financial statements.

233

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Columbus, OH, Sewer Revenue 5.00%, 6/1/2028	$1,605,000	$1,987,006
Cuyahoga County, OH, Certificate of Participation COPs, 4.00%, 12/1/2034	1,290,000	1,338,478
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	342,212
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,778,687
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2028	3,000,000	3,584,610
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2019	500,000	569,765
Series A, 5.00%, 9/1/2025	4,505,000	5,658,911
Series B, 5.00%, 3/15/2019	540,000	606,587
Series C, 5.00%, 9/15/2021	165,000	196,985
Series R, 5.00%, 5/1/2019	2,075,000	2,339,480
Ohio, State University, Revenue Series A, 4.00%, 6/1/2043	1,280,000	1,333,261

		39,723,439

OKLAHOMA — 0.3%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A, 5.00%, 7/1/2026	2,500,000	3,026,250
Oklahoma, State Turnpike Authority Revenue Series A, 5.00%, 1/1/2023	2,000,000	2,344,540

		5,370,790

OREGON — 1.1%
Deschutes County, OR, School District Revenue 4.00%, 6/15/2021	1,040,000	1,179,443
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	156,106
Series A, 5.00%, 11/15/2028	650,000	795,158
Oregon, State General Obligation:
Series F, 5.00%, 5/1/2017	5,000,000	5,285,250
Series L, 5.00%, 11/1/2017	435,000	468,012
Series L, 5.00%, 5/1/2024	205,000	241,894
Series N, 5.00%, 12/1/2023	1,650,000	1,985,379
Series N, 5.00%, 8/1/2043	1,700,000	1,979,939
Portland, OR, Sewer System Revenue Series A, 5.00%, 8/1/2020	125,000	145,634
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,851,640

		17,088,455

PENNSYLVANIA — 2.4%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue 5.00%, 7/1/2021	5,000,000	5,390,250

Pennsylvania, State General Obligation:
5.00%, 6/1/2017	840,000	889,106
5.00%, 11/15/2017	405,000	435,683
5.00%, 7/1/2021	2,925,000	3,436,933
5.00%, 11/15/2021	1,000,000	1,183,250
5.00%, 4/1/2023	5,000,000	5,987,100
5.00%, 6/1/2023	9,795,000	11,533,221
5.00%, 11/15/2023	895,000	1,042,174
5.00%, 4/1/2024	2,455,000	2,926,925
5.00%, 6/1/2026	1,000,000	1,172,870
5.00%, 10/15/2027	665,000	786,429
5.00%, 11/15/2029	440,000	504,491
Series REF, 5.00%, 7/1/2021	1,590,000	1,868,282
Pennsylvania, State Higher Educational Facilities Authority Revenue Series B, 5.00%, 10/1/2035	1,150,000	1,363,175

		38,519,889

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,190,790
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series D, 5.00%, 8/1/2024	250,000	304,178

		1,494,968

SOUTH CAROLINA — 0.1%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	666,138

Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	309,657

		975,795

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A, 3.38%, 11/15/2032	1,355,000	1,365,298

TENNESSEE — 1.0%
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2023	5,500,000	6,742,285
Metropolitan Gov’t of Nashville & Davidson Cnty. TN Series C, 5.00%, 7/1/2027	2,710,000	3,359,072
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,396,002
Tennessee, State General Obligation Series A, 5.00%, 8/1/2022	350,000	426,363
Tennessee, State School Bond Authority:
5.00%, 11/1/2045	3,315,000	3,878,219
Series A, 5.00%, 5/1/2027	500,000	589,920

		16,391,861

See accompanying notes to financial statements.

234

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

TEXAS — 10.6%
Alvin, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2028 (a)	$3,000,000	$3,598,440
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (a)	885,000	1,063,336
Austin, TX:
5.00%, 9/1/2020	5,000,000	5,825,150
5.00%, 9/1/2023	1,000,000	1,227,790
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	850,768
Austin, TX, General Obligation 5.00%, 9/1/2034	375,000	443,366
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2033	765,000	889,007
5.00%, 11/15/2034	370,000	429,977
5.00%, 11/15/2039	3,200,000	3,659,744
5.00%, 11/15/2042	2,800,000	3,165,092
Bexar County, TX, General Obligation Series B, 5.00%, 6/15/2032	3,000,000	3,506,370
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (a)	700,000	805,098
5.00%, 2/15/2024 (a)	415,000	476,769
Cypress-Fairbanks Independent School Dist. Series C, 5.00%, 2/15/2044 (a)	3,705,000	4,283,758
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	500,000	586,815
Series C, 5.00%, 2/15/2026 (a)	400,000	485,728
Dallas, TX 5.00%, 2/15/2022	4,000,000	4,790,920
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2026	500,000	611,715
Dallas, TX, General Obligation:
5.00%, 2/15/2026	1,000,000	1,212,660
5.00%, 2/15/2027	5,000,000	6,013,800
Series A, 4.00%, 2/15/2032	5,290,000	6,041,868
Series A, 5.00%, 2/15/2017	175,000	183,472
Dallas, TX, Indep Sch Dist Dalscd 08/23 Fixed 5 5.00%, 8/15/2023 (a)	2,000,000	2,413,640
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,266,475
Series A, 5.00%, 8/15/2032 (a)	1,000,000	1,193,380
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,368,550
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	7,590,000	9,231,869
Harris County, TX Series A, 5.00%, 10/1/2029	7,415,000	9,043,705

Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	120,890
5.00%, 8/15/2026	120,000	144,236
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
Series A, 5.00%, 11/1/2025	300,000	356,640
Series A, 5.00%, 11/1/2030	365,000	426,393
Series A, 5.00%, 11/1/2031	5,395,000	6,286,254
Harris, TX, General Obligation Series A, 5.00%, 10/1/2024	100,000	121,414
Houston, TX, Community College District, General Obligation 5.00%, 2/15/2032	1,000,000	1,171,100
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	110,000	126,400
Series A, 5.00%, 3/1/2021	595,000	699,821
Series A, 5.00%, 3/1/2022	140,000	164,056
Houston, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2019	50,000	56,040
Houston, TX, Utilities System Revenue:
Series C, 4.00%, 5/15/2021	200,000	225,538
Series D, 5.00%, 11/15/2020	2,750,000	3,209,140
Series F, 5.00%, 11/15/2030	160,000	190,006
Katy, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2028 (a)	4,000,000	4,875,480
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	4,107,969
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2019 (a)	2,500,000	2,792,225
Leander, TX, Independent School District, General Obligation Series A, Zero Coupon, 8/15/2034 (c) (a)	3,000,000	1,424,880
Lewisville, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2018 (a)	2,125,000	2,286,436
Series A, 5.00%, 8/15/2022 (a)	150,000	174,746
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A, Zero Coupon, 9/15/2033 (c)	1,530,000	768,213
North Texas, Tollway Authority Revenue:
Series D, 5.00%, 9/1/2031	5,980,000	6,848,176
Series D, 5.25%, 9/1/2025	120,000	143,008
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	443,300
5.00%, 9/1/2029	1,340,000	1,572,450
San Antonio Independent School Dist. 5.00%, 2/15/2023 (a)	2,030,000	2,470,652

See accompanying notes to financial statements.

235

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	$10,000,000	$11,491,900
5.25%, 2/1/2025	300,000	378,228
San Antonio, TX, General Obligation 5.00%, 2/1/2026	465,000	567,695
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	725,670
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2026	890,000	1,076,055
State of Texas:
5.00%, 10/1/2024	2,000,000	2,495,020
Series B, 5.00%, 5/15/2024	2,000,000	2,437,640
Texas Water Dev. Board Series A, 4.00%, 10/15/2033	2,000,000	2,182,460
Texas, State General Obligation:
5.00%, 4/1/2023	5,000,000	6,011,600
5.00%, 4/1/2042	1,205,000	1,363,783
Series A, 5.00%, 10/1/2023	3,100,000	3,818,332
Series A, 5.00%, 10/1/2025	100,000	123,934
Series A, 5.00%, 10/1/2028	200,000	243,570
Series A, 5.00%, 10/1/2030	4,095,000	4,929,438
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2022	3,900,000	4,732,377
5.00%, 10/1/2025	2,000,000	2,520,280
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	572,520
University of Houston, Revenue Series A, 5.00%, 2/15/2022	1,950,000	2,280,193
University of Texas, Revenue:
Series A, 4.00%, 8/15/2021	500,000	567,855
Series B, 5.00%, 8/15/2026	155,000	185,876

		168,579,151

UTAH — 0.1%
Utah, State General Obligation:
5.00%, 7/1/2019	400,000	453,944
Series A, 5.00%, 7/1/2019	1,000,000	1,134,860

		1,588,804

VIRGINIA — 2.2%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,904,750
Fairfax County, VA, General Obligation:
Series A, 3.00%, 4/1/2026	3,180,000	3,271,902
Series A, 4.00%, 10/1/2017	1,000,000	1,055,770
Series A, 5.00%, 4/1/2018	600,000	654,750
Series A, 5.00%, 4/1/2030	450,000	519,930
Series B, 5.00%, 10/1/2022	220,000	268,523
Series B, 5.00%, 4/1/2024	900,000	1,122,633
University of Virginia, Revenue Series A, 5.00%, 6/1/2043	3,100,000	3,591,226

Virginia College Building Authority Series A, 5.00%, 9/1/2017	1,000,000	1,069,670
Virginia Public School Auth. 5.00%, 8/1/2027	5,000,000	6,177,800
Virginia, College Building Authority, Educational Facilities Revenue 5.00%, 2/1/2027	3,620,000	4,175,018
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	111,481
5.00%, 5/15/2021	920,000	1,088,296
5.00%, 3/15/2024	875,000	1,059,783
Virginia, State College Building Authority, Educational Facilities Revenue Series A, 5.00%, 2/1/2025	1,665,000	2,077,404
Virginia, State General Obligation Series B, 5.00%, 6/1/2018	300,000	329,019
Virginia, State Resource Authority Infrastructure Revenue 5.00%, 11/1/2040	2,500,000	2,943,400
Virginia, State Resources Authority Infrastructure Revenue Series B, 5.00%, 11/1/2023	100,000	119,187
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,738,475

		35,279,017

WASHINGTON — 4.9%
Central Puget Sound, WA, Regional Transit Authority Series P-1, 5.00%, 2/1/2021	155,000	182,463
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2036	2,500,000	2,969,250
Series S-1, 5.00%, 11/1/2045	10,000,000	11,671,200
Energy Northwest, WA, Electric Revenue:
Series C, 5.00%, 7/1/2026	2,000,000	2,448,680
Series C-COLUMBIA GENERATING, 5.00%, 7/1/2031	2,200,000	2,651,616
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2019	4,000,000	4,523,280
King County, WA, General Obligation 5.00%, 7/1/2027	250,000	305,880
King County, WA, Sewer Revenue 5.00%, 7/1/2038	5,000,000	5,791,100
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	266,337
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	148,997
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,498,625

See accompanying notes to financial statements.

236

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

State of Washington:
Series 201, 5.00%, 8/1/2040	$6,000,000	$6,991,680
Series R-2013A, 5.00%, 7/1/2021	1,800,000	2,137,896
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,365,000	1,556,578
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	460,964
Series B, 5.00%, 6/1/2037	6,000,000	7,046,520
Series C, 4.00%, 7/1/2033	625,000	666,156
Washington, State General Obligation:
Series A, 5.00%, 8/1/2025	3,055,000	3,600,990
Series B, 5.00%, 7/1/2024	400,000	496,052
Series B-1, 4.00%, 8/1/2028	395,000	430,558
Series C, 5.00%, 6/1/2041	7,200,000	8,213,616
Series D, 3.00%, 2/1/2031	605,000	602,810
Series E, 5.00%, 2/1/2022	200,000	239,948
Series E, 5.00%, 2/1/2031	6,175,000	7,306,569
Series R-2013A, 5.00%, 7/1/2016	750,000	766,995
Series R-2015-C, 5.00%, 7/1/2030	625,000	749,500
Series R-2015E, 5.00%, 7/1/2033	2,095,000	2,482,701

		77,206,961

WEST VIRGINIA — 0.7%
West Virginia, State General Obligation Series A, 5.00%, 11/1/2022	9,180,000	11,168,847

WISCONSIN — 1.7%
Wisconsin, State Department of Transportation Revenue Series 1, 5.00%, 7/1/2024	250,000	283,073
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2017	1,485,000	1,568,501
Series 2, 4.00%, 11/1/2016	1,300,000	1,337,258
Series 2-REF, 5.00%, 5/1/2021	350,000	413,973
Series B, 5.00%, 5/1/2030	19,410,000	22,887,883

		26,490,688

TOTAL MUNICIPAL BONDS & NOTES (Cost $1,520,385,031)		1,569,529,556

	Shares

SHORT-TERM INVESTMENT — 0.1%
Dreyfus Tax Exempt Cash Management Fund 0.01% (e) (f) (Cost $1,354,796)	1,354,796	1,354,796

TOTAL INVESTMENTS — 99.2%(g) (Cost $1,521,739,827)		1,570,884,352
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		12,765,486

NET ASSETS — 100.0%		$1,583,649,838

(a)	Bond is insured by the following:

Permanent School Fund Guaranteed	2.32%
Assured Guaranty Municipal Corp.	0.27%
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

237

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
CALIFORNIA — 98.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.25%, 12/1/2026	$245,000	$302,127
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,150,840
Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	580,380
Bay Area Toll Authority 5.00%, 4/1/2024	2,000,000	2,413,880
California Educational Facilities Authority 4.00%, 1/1/2039	635,000	664,839
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	512,595
5.00%, 4/1/2028	750,000	899,272
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 4.00%, 6/1/2017	250,000	261,603
Series B, 5.00%, 6/1/2020	650,000	758,349
Series B, 5.00%, 6/1/2023	1,000,000	1,237,240
California, Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 6/1/2021	500,000	595,065
California, State Department of Water Resources and Power Supply Revenue Series O, 5.00%, 5/1/2021	2,000,000	2,383,640
California, State General Obligation:
5.00%, 8/1/2018	2,500,000	2,753,700
5.00%, 8/1/2022	2,500,000	3,033,250
5.00%, 8/1/2035	1,500,000	1,780,860
5.00%, 8/1/2045	1,500,000	1,760,190
California, State Public Works Board, Lease Revenue Series F, ETM, 5.00%, 10/1/2018	710,000	788,285
California, State University Revenue:
Series A, 4.00%, 11/1/2032	615,000	646,445
Series A, 5.00%, 11/1/2023	1,000,000	1,238,990
Series A, 5.00%, 11/1/2033	1,000,000	1,185,430
California, William S. Hart Union High School District, Election of 2008:
Series C, 4.00%, 8/1/2027	500,000	549,975
Series C, 4.00%, 8/1/2038	595,000	625,946
Cerritos, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2039	500,000	576,285
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	585,445
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	500,000	539,600
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	525,335

5.00%, 8/1/2034	695,000	811,531
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B, 5.00%, 3/1/2023	500,000	577,615
Series B, 5.00%, 3/1/2025	750,000	866,422
Corona-Norco, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2040	500,000	575,455
Cupertino, CA, Union School District, General Obligation Series B, 4.00%, 8/1/2037	605,000	648,518
Emeryville, CA, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (a)	1,000,000	1,211,080
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	600,000	685,506
Grossmont, CA, Community College District, Election of 2012 Series A, 5.25%, 8/1/2038	800,000	928,112
Imperial Irrigation District Electric System Revenue 5.00%, 11/1/2036	1,500,000	1,779,630
Long Beach, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2039	500,000	556,375
Long Beach, CA, Harbor Revenue Series D, 5.00%, 5/15/2042	1,480,000	1,727,796
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	893,452
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 7/1/2028	1,000,000	1,222,600
Los Angeles, CA, Community College District, General Obligation:
Series F, 4.00%, 8/1/2032	500,000	538,540
Series F, 5.00%, 8/1/2029	1,000,000	1,211,310
Series A, 5.00%, 8/1/2030	1,500,000	1,813,350
Los Angeles, CA, Department of Airports Revenue 5.00%, 5/15/2035	1,000,000	1,147,360
Los Angeles, CA, Department of Water & Power Series A, 5.00%, 7/1/2041	1,250,000	1,388,200
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.00%, 7/1/2019	205,000	232,798
Series D, 5.00%, 7/1/2022	565,000	686,006
Series D, 5.00%, 7/1/2039	1,150,000	1,337,082
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A, 5.00%, 7/1/2044	795,000	917,851
Los Angeles, CA, Deptartment of Water & Power Series B, 5.00%, 12/1/2018	1,500,000	1,667,265
Los Angeles, CA, General Obligation Series A, 5.00%, 9/1/2019	200,000	228,004

See accompanying notes to financial statements.

238

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	$1,000,000	$1,084,730
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2020	250,000	291,370
Series B, 5.00%, 7/1/2020	250,000	291,370
Series C, 5.00%, 7/1/2020	250,000	291,370
Series D, 5.00%, 7/1/2020	250,000	291,370
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	500,000	548,865
Series B, 5.00%, 6/1/2030	1,000,000	1,161,810
Series A, 5.00%, 6/1/2035	685,000	812,540
Series A, 5.00%, 6/1/2044	500,000	580,945
Marin, CA, Water District Financing Authority Series A, 5.00%, 7/1/2044	500,000	558,230
Metropolitan Water District of Southern California:
Series C, 4.00%, 10/1/2017	250,000	264,030
Series C, 5.00%, 10/1/2027	500,000	644,095
Moreno Valley, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2044	500,000	579,030
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	867,640
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	705,438
Orange County, CA, Sanitation District 5.00%, 2/1/2037	1,440,000	1,691,842
Orange County, CA, Sanitation District Wastewater Revenue Series A, 3.00%, 2/1/2031	500,000	502,480
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2031	650,000	785,525
Poway, CA, Redevelopement Agency Successor, Tax Allocation Series A, 5.00%, 12/15/2031	500,000	608,260
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	819,420
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026	500,000	600,150
Sacramento County, CA, Sanitation Districts Financing Authority Series A, 5.00%, 12/1/2044	1,525,000	1,761,039
Sacramento Municipal Utility District Series Y, 5.00%, 8/15/2024	1,200,000	1,446,516
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2029	1,475,000	1,791,638
San Antonio, CA, Community College District, General Obligation Zero Coupon, 8/1/2043 (b)	1,500,000	1,072,185

San Diego County, CA, Regional Transportation Commission Revenue Series A, 5.00%, 4/1/2042	500,000	564,350
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,218,810
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	588,200
5.00%, 8/1/2041	750,000	843,998
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	975,000	1,146,541
San Diego, CA, Public Facilities Financing Authority, Water Revenue Series A, 5.00%, 8/1/2028	330,000	383,160
San Diego, CA, Unified School District, General Obligation Series R-3, 5.00%, 7/1/2017	1,500,000	1,595,415
San Dieguito, CA, Union High School District, General Obligation Series B-2, 4.00%, 2/1/2040	500,000	520,170
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A, 5.00%, 7/1/2032	500,000	589,155
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A, 4.50%, 11/1/2038	315,000	337,091
Series A, 5.00%, 11/1/2032	860,000	1,002,588
5.00%, 11/1/2036	250,000	295,505
Series A, 5.00%, 11/1/2041	750,000	847,035
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,114,780
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 3/1/2027	750,000	858,832
Series A, 5.25%, 3/1/2031	500,000	572,840
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	500,000	627,205
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2039	1,000,000	1,146,140
San Marcos, CA, Unified School District Election of 2010 Series A, 5.00%, 8/1/2038	500,000	554,175
San Mateo, CA, County Transportation Authority Revenue Series A, 5.00%, 6/1/2029	1,000,000	1,231,860
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	329,262
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	500,000	610,760
San Mateo, CA, Union High School District, General Obligation Series A, 5.00%, 9/1/2026	500,000	602,785

See accompanying notes to financial statements.

239

SPDR Nuveen Barclays California Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	$500,000	$587,865
Santa Clara County, CA, Financing Authority Revenue Series P, 5.00%, 5/15/2031	500,000	591,800
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A, 5.00%, 4/1/2036	500,000	589,405
Santa Monica, CA, Community College District, Gereral Obligation Series B, 5.00%, 8/1/2044	335,000	388,034
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	500,000	525,465
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,135,760
State of California 5.00%, 4/1/2043	1,000,000	1,150,220
State of California Department of Water Resources Series AS, 5.00%, 12/1/2028	350,000	429,471
University of California, Revenue:
Series AF, 5.00%, 5/15/2024	1,000,000	1,222,680
Series I, 5.00%, 5/15/2031	3,000,000	3,605,640
Series G, 5.00%, 5/15/2037	750,000	861,952
Series I, 5.00%, 5/15/2040	2,000,000	2,313,600
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 5.00%, 11/1/2024	300,000	361,341
Series A, 5.00%, 11/1/2025	600,000	720,552
West Valley-Mission Community College District, CA, General Obligation Series A, 5.00%, 8/1/2034	660,000	761,977

TOTAL MUNICIPAL BONDS & NOTES (Cost $100,794,701)		104,879,731

	Shares

SHORT-TERM INVESTMENT — 2.6%
Dreyfus Tax Exempt Cash Management Fund 0.01% (c) (d)	2,728,684	2,728,684

TOTAL INVESTMENTS — 100.9% (e) (Cost $103,523,385)		107,608,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(934,369)

NET ASSETS — 100.0%		$106,674,046

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Net Assets
Assured Guaranty Municipal Corp	1.14%
(b)	Non-income producing security
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

240

SPDR Nuveen Barclays New York Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.7%
NEW YORK — 98.7%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2021	$500,000	$599,630
Series A, 5.00%, 11/1/2024	300,000	372,441
Brookhaven, NY, General Obligation Series A, 3.00%, 2/1/2023	195,000	210,333
City of New York NY Series F-1, 5.00%, 6/1/2036	630,000	735,922
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	550,000	611,534
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	467,581
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.25%, 5/1/2025	500,000	590,455
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	235,442
Monroe County, NY, Industrial Development Corp. Revenue:
Series A, 5.00%, 7/1/2030	250,000	290,207
Series A, 5.00%, 7/1/2031	250,000	298,760
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2018	500,000	555,765
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2022	250,000	304,067
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	201,614
4.00%, 12/1/2022	300,000	339,936
4.00%, 7/15/2037	250,000	261,858
5.00%, 12/1/2038	200,000	230,078
New York, NY, City Educational Construction Fund Revenue Series A, 5.75%, 4/1/2041	85,000	99,752
New York, NY, City Transitional Finance Authority Revenue:
Series A, 5.00%, 11/1/2025	115,000	136,430
Series B-1, 5.00%, 8/1/2030	500,000	595,875
Series D-1, 5.00%, 2/1/2025	250,000	305,005
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue Series A, 5.00%, 11/1/2020	500,000	583,595
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB, 4.63%, 6/15/2046	500,000	539,965
Series CC-1, 4.25%, 6/15/2044	500,000	529,820
Series DD, 3.13%, 6/15/2027	165,000	169,024
Series DD, 5.00%, 6/15/2036	500,000	581,775
New York, NY, General Obligation:
Series C, 5.00%, 4/15/2024	500,000	624,230
Series E, 4.00%, 8/1/2022	250,000	282,407

Series F, 5.00%, 8/1/2027	880,000	1,038,990
Series J, 5.00%, 8/1/2020	500,000	579,640
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	579,670
5.00%, 9/15/2040	90,000	102,001
5.25%, 12/15/2043	500,000	578,165
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.00%, 11/15/2025	500,000	599,930
Series A, 5.00%, 11/15/2031	500,000	583,805
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2022	120,000	145,079
New York, NY, Municipal Water Finance Authority Revenue Series EE, 4.00%, 6/15/2045	255,000	261,995
New York, NY, Sales Tax Asset Receivable Corp.:
Series A, 5.00%, 10/15/2026	500,000	617,440
Series A, 5.00%, 10/15/2030	500,000	604,495
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B, 5.00%, 11/15/2023	500,000	617,160
Series B, 5.00%, 11/15/2023	500,000	605,300
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A, 5.00%, 8/1/2033	250,000	290,795
New York, State Bridge Authority General Obligation:
4.00%, 1/1/2027	500,000	546,695
5.00%, 1/1/2026	125,000	147,993
New York, State Convention Center Development Corp. Revenue 5.00%, 11/15/2033	300,000	355,368
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	150,000	205,098
Series A, 3.00%, 7/1/2019	500,000	530,635
New York, State Dormitory Authority, Personal Income Tax Revenue Series E, 5.00%, 2/15/2040	200,000	224,810
New York, State Dormitory Authority, Sales Tax Revenue Series A, 4.13%, 3/15/2033	900,000	975,942
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2035	500,000	585,045
Series C, 4.00%, 3/15/2019	100,000	108,905
New York, State Environmental Facilities Corp. Revenue:
Series B, 5.00%, 6/15/2036	500,000	572,250
Series B, 5.00%, 6/15/2041	250,000	281,475
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A, 4.00%, 6/15/2027	275,000	304,054
New York, State General Obligation:
Series A, 5.25%, 2/15/2024	310,000	366,119

See accompanying notes to financial statements.

241

SPDR Nuveen Barclays New York Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series E, 4.00%, 12/15/2027	$125,000	$138,716
New York, State Local Government Assistance Corp. Revenue Series A, 5.00%, 4/1/2020	155,000	179,323
New York, State Power Authority Revenue Series A, 5.00%, 11/15/2022	300,000	366,216
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2029	100,000	115,062
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A1, 5.00%, 4/1/2021	300,000	353,838
New York, State Urban Development Corp. Revenue:
Series A, 3.50%, 3/15/2028	235,000	248,129
Series A, 4.00%, 3/15/2024	500,000	555,325
New York, Utility Debt Securitization Authority Revenue:
Series TE, 5.00%, 12/15/2029	750,000	906,495
Series TE, 5.00%, 12/15/2041	100,000	115,336
Suffolk Cnty. Water Auth. 4.00%, 6/1/2031	500,000	547,990
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	593,340
Triborough Bridge & Tunnel Auth. Series B-3, 5.00%, 11/15/2034	500,000	594,650

TOTAL MUNICIPAL BONDS & NOTES (Cost $26,904,788)		27,876,775

	Shares

SHORT-TERM INVESTMENT — 1.3%
Dreyfus Tax Exempt Cash Management Fund 0.01% (a) (b)	353,614	353,614

TOTAL INVESTMENTS — 100.0% (c) (Cost $27,258,402)		28,230,389
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)	3,032

NET ASSETS — 100.0%		$28,233,421

(a)	Value is determined based on Level 1 inputs (Note 2).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

242

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.7%
Alabama, Public School & College Authority Revenue Series A, 5.00%, 3/1/2017	$1,000,000	$1,049,390
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2017	5,000,000	5,333,350
Series A, 5.00%, 8/1/2018	4,800,000	5,289,696
Series A, 5.00%, 8/1/2019	5,865,000	6,659,004

		18,331,440

ALASKA — 0.9%
Alaska, State General Obligation Series B, 5.00%, 8/1/2020	750,000	872,715
Alaska, State Municipal Bond Bank Authority Revenue Series THREE, 5.00%, 9/1/2020	2,500,000	2,899,100
Municipality of Anchorage AK Series B, 5.00%, 9/1/2020	16,745,000	19,533,210

		23,305,025

ARIZONA — 2.4%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	318,762
Series B, 5.00%, 7/1/2019	5,000,000	5,661,450
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 4.00%, 12/1/2017	1,310,000	1,388,220
Arizona, State Transportation Board Series A, 3.50%, 7/1/2020	4,450,000	4,863,093
Arizona, State Transportation Board Revenue:
Series A-GARVEE, 5.00%, 7/1/2017	700,000	743,778
Series A-GARVEE, 5.00%, 7/1/2018	5,435,000	5,963,282
Series A-GARVEE, 5.00%, 7/1/2019	750,000	845,648
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,805,985
City of Phoenix Civic Improvement Corp. 5.00%, 7/1/2020	2,485,000	2,880,885
Maricopa County, AZ COPs, 3.00%, 7/1/2018	8,360,000	8,725,416
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,465,127
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,102,540
5.25%, 7/1/2019	1,550,000	1,764,830
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,358,840

5.00%, 7/1/2019	6,415,000	7,244,844
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	650,000	732,342
5.00%, 6/1/2019	1,000,000	1,126,680
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,228,421

		64,220,143

ARKANSAS — 0.4%
Arkansas, State General Obligation 4.00%, 6/15/2020	6,375,000	7,135,984
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,043,125

		10,179,109

CALIFORNIA — 16.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	743,893
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,379,320
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	750,000	877,755
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,315,344
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, VRN, 1.50%, 4/1/2047 (a)	6,000,000	6,034,920
Series C, VRN, 1.88%, 4/1/2047 (a)	29,175,000	29,561,277
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2020	800,000	933,352
California, State Department of Water Resources Center Valley Project Revenue:
Series AI, 5.00%, 12/1/2019	2,345,000	2,697,289
Series AS, 4.00%, 12/1/2018	7,575,000	8,241,751
California, State Department of Water Resources Revenue Series L, 5.00%, 5/1/2016	600,000	609,090
California, State General Obligation:
5.00%, 2/1/2018	150,000	162,645
5.00%, 8/1/2018	16,170,000	17,810,932
5.00%, 4/1/2019	5,860,000	6,586,523
5.00%, 9/1/2019	20,000,000	22,746,400
5.00%, 10/1/2019	375,000	427,496
5.00%, 12/1/2019	19,640,000	22,485,050
5.00%, 8/1/2020	12,315,000	14,335,891
5.00%, 8/1/2020	26,305,000	30,621,650
5.00%, 10/1/2020	10,000,000	11,683,900
Series B, 5.00%, 9/1/2020	825,000	961,967
California, State Public Works Board, Lease Revenue 5.00%, 6/1/2017	6,000,000	6,355,980

See accompanying notes to financial statements.

243

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

California, State University Revenue:
Series A, 4.00%, 11/1/2018	$1,775,000	$1,923,177
Series A, 5.00%, 11/1/2017	3,000,000	3,234,480
Series A, 5.00%, 11/1/2018	1,000,000	1,111,210
Series A, 5.00%, 11/1/2018	2,200,000	2,444,662
Series A, 5.00%, 11/1/2019	2,190,000	2,504,156
Series A, 5.00%, 11/1/2019	2,300,000	2,629,935
Series A, 5.00%, 11/1/2020	1,700,000	1,993,760
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2018	2,290,000	2,495,367
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,024,152
Desert Sands, CA, Unified School District, General Obligation 3.00%, 8/1/2017	5,500,000	5,697,065
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2017	10,000,000	10,603,500
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,750,000	3,133,708
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,000,000	5,565,150
Los Angeles County, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 7/1/2020	9,605,000	11,217,295
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B, 5.00%, 7/1/2017	930,000	989,157
Series B, 5.00%, 7/1/2018	2,040,000	2,246,224
Series E, 5.00%, 7/1/2020	1,160,000	1,315,591
Los Angeles Unified School District/CA Series B, 5.00%, 7/1/2017	4,250,000	4,520,342
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	12,000,000	13,651,680
Series C, 5.00%, 8/1/2020	3,000,000	3,506,850
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 3.00%, 7/1/2018	1,530,000	1,609,591
Series A, 5.00%, 7/1/2018	2,580,000	2,840,812
Series A, 5.00%, 7/1/2018	450,000	495,491
Series B, 5.00%, 7/1/2018	1,000,000	1,101,350
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B, 5.00%, 7/1/2017	320,000	340,355
Los Angeles, CA, Deptartment of Water & Power Series B, 5.00%, 12/1/2018	10,000,000	11,115,100
Los Angeles, CA, General Obligation:
Series A, 5.00%, 9/1/2017	13,230,000	14,158,481
Series B, 5.00%, 9/1/2019	120,000	136,802

Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	6,370,000	6,909,730
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2017	325,000	345,673
Series A, 5.00%, 7/1/2019	3,000,000	3,403,470
Series B, 5.00%, 7/1/2019	2,500,000	2,836,225
Series C, 5.00%, 7/1/2019	7,500,000	8,508,675
Series D, 4.00%, 7/1/2017	750,000	786,638
Series D, 5.00%, 7/1/2019	2,500,000	2,836,225
Series KY, 5.00%, 7/1/2017	1,000,000	1,063,610
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	1,000,000	1,097,730
Series D, 5.00%, 6/1/2020	3,500,000	4,078,480
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	4,016,600
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	2,250,000	2,623,410
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2020	1,500,000	1,745,400
Series A, 4.00%, 5/1/2018	300,000	321,798
San Diego Unified School Dist. Series E, 3.00%, 7/1/2017	425,000	439,361
San Diego, CA, Unified School District, General Obligation Series R-3, 5.00%, 7/1/2019	3,500,000	3,965,570
San Francisco Unified School District 5.00%, 6/15/2018	5,000,000	5,495,250
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	540,000	630,391
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	275,770
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,000,000	1,146,270
Series A, 5.00%, 10/1/2017	1,000,000	1,074,060
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	8,676,703
San Luis County, CA, Community College District, General Obligation Series A, 3.00%, 8/1/2017	3,580,000	3,708,271
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,130,270
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	610,000	671,933
Series A, 5.00%, 6/1/2020	750,000	875,370

See accompanying notes to financial statements.

244

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Southern California, Metropolitan Water District Revenue Series A, 5.00%, 7/1/2019	$7,250,000	$8,243,757
Southern California, State Public Power Authority Revenue:
Series A, 5.00%, 7/1/2016	725,000	741,291
Series A, 5.00%, 7/1/2017	350,000	372,211
State of California:
5.00%, 3/1/2018	2,500,000	2,718,025
5.00%, 10/1/2018	2,290,000	2,535,282
Series B, 5.00%, 9/1/2018	6,500,000	7,177,105
Series B, 5.00%, 9/1/2020	20,000,000	23,320,400
State of California Department of Water Res. Power Supply Rev. Series N, 5.00%, 5/1/2018	410,000	449,389
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,973,386
University of California, Revenue:
Series AF, 4.00%, 5/15/2019	3,250,000	3,565,510
Series AF, 5.00%, 5/15/2017	250,000	264,715
Series AF, 5.00%, 5/15/2018	3,500,000	3,834,950
Series AO, 5.00%, 5/15/2017	4,200,000	4,447,212
Series AO, 5.00%, 5/15/2020	4,525,000	5,257,145
Series I, 5.00%, 5/15/2020	8,000,000	9,290,720
Unversity of California, Revenue Series I, 5.00%, 5/15/2018	1,275,000	1,396,699

		447,428,548

COLORADO — 0.3%
Colorado Springs, CO, Utilities System Revenue Series C-1, 5.00%, 11/15/2020	2,665,000	3,118,156
Denver, CO, City & County School District No. 1, General Obligation Series B, 4.00%, 12/1/2017	3,600,000	3,814,272
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	641,638

		7,574,066

CONNECTICUT — 3.6%
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2017	535,000	574,515
Series A, 5.00%, 10/15/2018	3,855,000	4,272,574
Series A, 5.00%, 1/1/2019	3,000,000	3,346,530
Series C, 5.00%, 12/15/2016	2,800,000	2,916,872
Series C, 5.00%, 6/15/2017	15,820,000	16,786,918
Series C, 5.00%, 6/15/2018	5,300,000	5,814,100
Series D, 5.00%, 11/1/2017	7,685,000	8,265,294
Series E, 5.00%, 9/1/2019	7,500,000	8,478,075
Series F, 5.00%, 11/15/2019	11,575,000	13,153,251
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,000,000	8,973,000
Series A-3-REMK, 0.88%, 7/1/2049 (a)	4,865,000	4,851,427
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,244,408
Connecticut, State Special Tax Obligation Revenue:
5.00%, 1/1/2018	9,650,000	10,417,078
Series A, 5.00%, 10/1/2018	1,805,000	1,993,677
Series C, 5.00%, 11/1/2020	1,085,000	1,266,955
State of Connecticut, Special Tax Rev. Series B, 5.00%, 8/1/2020	1,570,000	1,823,100

		98,177,774

DELAWARE — 0.8%
Delaware, State General Obligation:
Series B, 5.00%, 2/1/2017	585,000	612,717
Series B, 5.00%, 2/1/2018	1,000,000	1,085,380
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	16,481,305
5.00%, 7/1/2019	2,760,000	3,124,099

		21,303,501

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, General Obligation Series A, 5.00%, 6/1/2020	2,525,000	2,916,451
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,865,906
Series A, 5.00%, 12/1/2019	1,500,000	1,716,675
Series A, 5.00%, 12/1/2020	485,000	567,697

		11,066,729

FLORIDA — 3.8%
Florida Department of Environmental Protection Series A, 5.00%, 7/1/2020 (b)	5,395,000	6,234,084
Florida Department of Management Services Series A, COPs, 5.00%, 8/1/2017	1,165,000	1,240,772
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2018	4,000,000	4,383,920
Series B, 5.00%, 6/1/2018	4,250,000	4,657,915
Series B, 5.00%, 6/1/2019	7,135,000	8,059,268
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2018	1,300,000	1,424,774
Series D, 5.00%, 6/1/2017	8,210,000	8,698,331
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,634,028
Florida, State Department of Transportation Series B, 5.00%, 7/1/2018	15,000,000	16,458,000
Florida, State General Obligation Series A, 5.00%, 7/1/2020	10,000,000	11,626,300
Florida, State Turnpike Authority Revenue:
Series C, 5.00%, 7/1/2018	10,400,000	11,410,880

See accompanying notes to financial statements.

245

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 7/1/2019	$10,000,000	$11,286,300
Florida, Water Pollution Control Financing Revenue Series A, 5.00%, 7/15/2018	1,500,000	1,650,420
Jacksonville, FL, Special Tax Revenue:
Series B-1, 5.00%, 10/1/2018	1,000,000	1,101,960
Series B-1, 5.00%, 10/1/2018	1,830,000	2,016,587
Series C, 5.00%, 10/1/2020	570,000	659,450
JEA, FL, Electric System Revenue Series A, 5.00%, 10/1/2019	1,750,000	1,986,040
JEA, FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2018	1,200,000	1,326,120
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,371,331
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,510,714
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue Series A, 5.00%, 10/1/2016	5,000	5,167

		104,742,361

GEORGIA — 1.5%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,169,020
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,572,228
Georgia, State Gas Revenue:
Series A, 5.00%, 1/1/2021	2,575,000	3,037,624
Series F, 5.00%, 12/1/2020	1,740,000	2,047,528
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2017	5,440,000	5,786,038
Series A, 5.00%, 1/1/2018	5,000,000	5,411,950
Series A, 5.00%, 7/1/2018	3,000,000	3,299,370
Series A-1, 5.00%, 2/1/2017	480,000	502,742
Series E-2, 4.00%, 9/1/2019	4,100,000	4,524,514
Series F, 5.00%, 12/1/2018	1,000,000	1,114,150
Series J-1, 4.00%, 7/1/2017	500,000	524,425
Series J-2, 4.00%, 11/1/2017	1,700,000	1,799,637
Georgia, State Road & Tollway Authority Revenue Series A, 5.00%, 3/1/2018	235,000	255,706
Gwinnett Cnty. School Dist. 5.00%, 2/1/2020	1,305,000	1,505,304
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,120,610
Series A, 4.50%, 10/1/2017	1,350,000	1,436,171
Henry County, GA, School District, General Obligation 5.00%, 12/1/2017	1,000,000	1,078,350

Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,412,180

		40,597,547

HAWAII — 1.9%
City & County of Honolulu, HI, General Obligation Series B, 5.00%, 10/1/2019	3,000,000	3,409,350
Hawaii, State General Obligation:
Series EF, 5.00%, 11/1/2018	23,005,000	25,529,339
Series EH, 5.00%, 8/1/2018	3,000,000	3,304,440
Series EO, 5.00%, 8/1/2019	3,000,000	3,398,250
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,000,000	1,096,940
State of Hawaii:
Series EY, 5.00%, 10/1/2020	6,840,000	7,981,527
Series EZ, 5.00%, 10/1/2020	5,000,000	5,834,450

		50,554,296

ILLINOIS — 0.7%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,270,880
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,030,620
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,702,254
Series A, 5.00%, 10/1/2019	1,000,000	1,133,310
Illinois, State Sales Tax Revenue 5.00%, 6/15/2018	1,945,000	2,112,970
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B, 5.00%, 6/15/2017	10,000,000	10,412,500
State of Illinois 4.00%, 6/15/2020	1,000,000	1,097,090

		19,759,624

INDIANA — 0.0% (c)
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	495,666

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2019	365,000	414,140
5.00%, 8/1/2019	1,130,000	1,282,561
Iowa, State General Obligation Series A, 5.00%, 6/1/2017	385,000	407,842

		2,104,543

KANSAS — 0.7%
Kansas, State Department of Transportation, Highway Revenue Series C, 5.00%, 9/1/2017	300,000	320,694
Kansas, State Development Finance Authority Revenue:
5.00%, 3/1/2018	1,705,000	1,852,551

See accompanying notes to financial statements.

246

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 5/1/2020	$14,650,000	$16,826,257

		18,999,502

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 4.00%, 7/1/2017	1,150,000	1,204,958
Series A, 5.00%, 7/1/2019	1,000,000	1,126,800
Series A, 5.00%, 7/1/2019	1,600,000	1,802,880

		4,134,638

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2017	500,000	527,500
Series A-1, 5.00%, 5/1/2018	2,035,000	2,223,604
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2018	1,650,000	1,818,680
Series C, 5.00%, 7/15/2018	2,000,000	2,196,340
Series C, 5.00%, 8/1/2019	3,530,000	3,986,711
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2019	1,000,000	1,128,100
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,683,600
State of Louisiana Series A, 5.00%, 8/1/2018	1,290,000	1,418,484

		14,983,019

MAINE — 0.2%
State of Maine Series B, 5.00%, 6/1/2020	5,605,000	6,502,585

MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2019	6,380,000	7,175,331
5.00%, 4/1/2020	12,750,000	14,750,730
Baltimore County, MD, General Obligation:
5.00%, 8/1/2017	4,000,000	4,266,680
5.00%, 8/1/2018	500,000	550,875
5.00%, 2/1/2020	100,000	115,047
Series B, 5.00%, 10/15/2016	500,000	517,575
Series B, 5.00%, 10/15/2017	1,000,000	1,074,230
County of Prince George’s MD Series B, 4.00%, 3/1/2019	300,000	327,567
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,305,480
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	12,924,631
Maryland, State General Obligation:
4.50%, 8/1/2019	2,000,000	2,237,360
Series A, 4.00%, 8/1/2019	625,000	688,269
Series A, 5.00%, 3/1/2018	22,515,000	24,498,797
Series A, 5.00%, 3/1/2019	800,000	898,000

Series A, 5.00%, 8/1/2019	600,000	681,684
Series A, 5.00%, 3/1/2020	1,000,000	1,154,350
Series B, 4.50%, 8/1/2017	3,270,000	3,462,538
Series B, 4.50%, 8/1/2019	3,170,000	3,546,216
Series B, 4.50%, 3/15/2024	1,350,000	1,492,654
Series B, 5.00%, 3/15/2017	11,000,000	11,573,760
Series B, 5.00%, 3/15/2019	7,300,000	8,205,054
Series B, 5.00%, 8/1/2019	1,000,000	1,136,140
Series C, 5.00%, 8/1/2018	2,550,000	2,811,528
Series C, 5.00%, 8/1/2019	250,000	284,035
Montgomery County, MD, General Obligation:
Series A, 5.00%, 7/1/2017	5,000,000	5,316,550
Series A, 5.00%, 11/1/2017	315,000	339,025
Series A, 5.00%, 7/1/2018	1,875,000	2,062,106
Series A, 5.00%, 11/1/2019	750,000	858,187
Series A, 5.00%, 11/1/2019	10,900,000	12,472,325
Series B, 5.00%, 11/1/2020	4,800,000	5,631,888
Prince George’s County, MD, General Obligation Series A, 5.00%, 9/1/2020	1,070,000	1,250,274
State of Maryland Department of Transportation 5.00%, 12/15/2020	16,325,000	19,215,341
Washington Suburban Sanitary Commission 5.00%, 6/1/2020	2,585,000	3,005,011
Washington, MD, Suburban Sanitation District, General Obligation:
5.00%, 6/1/2017	7,150,000	7,579,429
5.00%, 6/1/2019	500,000	565,665

		164,974,332

MASSACHUSETTS — 2.8%
Boston, MA, General Obligation Series A, 5.00%, 4/1/2020	1,500,000	1,732,695
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A, 4.00%, 7/1/2017	8,000,000	8,383,520
Series A, 4.00%, 7/1/2018	415,000	446,237
Massachusetts, State Federal Highway Revenue Series A, 5.00%, 6/15/2018	3,500,000	3,839,500
Massachusetts, State General Obligation:
Series A, 5.00%, 12/1/2017	450,000	485,348
Series A, 5.00%, 12/1/2018	7,000,000	7,788,410
Series B, 5.00%, 8/1/2018	1,700,000	1,872,516
Series C, 5.00%, 8/1/2019	10,000,000	11,338,800
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.00%, 10/15/2016	500,000	517,500
Series B, 5.00%, 8/15/2017	5,000,000	5,340,700
Series B, 5.00%, 8/15/2019	1,815,000	2,060,570
Series B, 5.00%, 8/15/2020	1,845,000	2,152,063
Series B, 5.00%, 10/15/2020	5,505,000	6,444,979
Massachusetts, State Transportation Fund Revenue Series A, 5.00%, 6/1/2017	9,840,000	10,426,661

See accompanying notes to financial statements.

247

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Massachusetts, State Transportation Fund, Revenue Series A, 5.00%, 6/1/2018	$10,635,000	$11,650,323
Massachusetts, State Water Pollution Abatement Trust Revenue Series 16B, 5.00%, 8/1/2016	1,000,000	1,026,490
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2019	1,415,000	1,614,557

		77,120,869

MICHIGAN — 2.3%
Michigan, State Building Authority Revenue Series I, 5.00%, 4/15/2020	4,665,000	5,340,632
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	690,000	764,499
5.00%, 10/1/2018	2,000,000	2,209,640
Series A, 5.00%, 1/1/2016	100,000	100,000
Series A, 5.00%, 1/1/2017	4,275,000	4,460,962
Series A, 5.00%, 7/1/2017	10,000,000	10,628,400
Series A, 5.00%, 7/1/2018	500,000	550,545
Series A, 5.00%, 7/1/2019	4,960,000	5,612,537
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	21,956,537
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,564,840
State of Michigan Series A, 5.00%, 12/1/2020	4,625,000	5,413,609
Univ. of Michigan 5.00%, 4/1/2020	1,330,000	1,538,704

		63,140,905

MINNESOTA — 1.7%
Minnesota, State General Fund Revenue Series B, 5.00%, 3/1/2017	3,500,000	3,676,610
Minnesota, State General Obligation:
ETM, 5.00%, 8/1/2017	40,000	42,660
Series A, 5.00%, 8/1/2017	2,960,000	3,157,817
Series A, 5.00%, 10/1/2018	2,660,000	2,947,200
Series A, ETM, 5.00%, 10/1/2018	40,000	44,411
Series B, 5.00%, 3/1/2018	11,500,000	12,484,860
Series B, 5.00%, 8/1/2019	1,175,000	1,333,637
Series D, 5.00%, 8/1/2018	2,000,000	2,204,580
Series D, 5.00%, 10/1/2018	18,465,000	20,458,666
Series E, 5.00%, 8/1/2017	1,000,000	1,066,830

		47,417,271

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	978,076
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	539,645
Mississippi, State General Obligation:
Series F, 4.00%, 11/1/2016	500,000	514,165

Series F, 4.00%, 11/1/2018	2,525,000	2,728,439

		4,760,325

MISSOURI — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,250,000	1,382,813
Missouri, State Highways & Transportation Commission, State Road Revenue Series B, 5.00%, 5/1/2019	11,555,000	13,023,756
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	21,912,908

		36,319,477

NEBRASKA — 1.0%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	26,913,038
Omaha, NE, Public Power District Electric Revenue Series C, 5.00%, 2/1/2018	1,000,000	1,083,220

		27,996,258

NEVADA — 1.1%
Las Vegas Valley, NV, Water District, General Obligation Series A, 5.00%, 6/1/2020	2,500,000	2,885,275
Nevada St Unemployment Compens Nvsgen 06/18 Fixed 5 5.00%, 6/1/2018	2,700,000	2,914,218
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,069,766
State of Nevada Series D, 5.00%, 4/1/2020	17,280,000	19,921,939

		28,791,198

NEW JERSEY — 0.3%
Bergen County, NJ, General Obligation 4.00%, 10/15/2019	7,000,000	7,740,320
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2019	240,000	269,419

		8,009,739

NEW MEXICO — 1.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2019	1,350,000	1,527,606
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B, 5.00%, 8/1/2019	3,500,000	3,950,205
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Series A, VRN, 5.00%, 11/1/2039 (a)	19,340,000	21,566,614

See accompanying notes to financial statements.

248

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

New Mexico, State Severance Tax Revenue Series A, 5.00%, 7/1/2018	$6,470,000	$7,102,249

		34,146,674

NEW YORK — 16.9%
Erie Cnty. Industrial Dev. Agcy. 5.00%, 5/1/2017	1,000,000	1,056,230
Erie County, NY, Industrial Development Agency School Facility Revenue 5.00%, 5/1/2019	100,000	112,398
Nassau Cnty. Interim Finance Auth. Series A, 5.00%, 11/15/2020	1,150,000	1,352,055
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2017	2,000,000	2,155,400
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,851,950
New York City Transitional Finance Auth. Future Tax Secured Rev.:
Series C, 5.00%, 11/1/2020	2,000,000	2,334,380
Series H, 5.00%, 11/1/2018	5,000,000	5,544,250
Series I, ETM, 5.00%, 5/1/2018	675,000	736,256
New York St Dorm Auth St Perso Nyshgr 02/18 Fixed 5:
Series A, 5.00%, 2/15/2018	495,000	537,070
Series A, ETM, 5.00%, 2/15/2018	5,000	5,429
New York State Dormitory Auth.:
Series A, 4.00%, 10/1/2017 (d)	380,000	400,379
Series A, 5.00%, 3/15/2018	520,000	565,562
Series A, 5.00%, 3/15/2018	4,150,000	4,515,532
Series A, 5.00%, 3/15/2018	15,000,000	16,321,200
Series C, 5.00%, 3/15/2020	300,000	345,003
New York State Environmental Facs. Corp. Series A, 5.00%, 6/15/2020	1,000,000	1,164,350
New York State Urban Dev. Corp.:
Series A, 5.00%, 3/15/2020	2,010,000	2,308,847
Series A-, 5.00%, 3/15/2021	10,000,000	11,752,600
New York, NY, City Transitional Finance Authority Revenue Series E, 5.00%, 11/1/2017	950,000	1,022,096
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2016	300,000	307,311
Series S-1, 5.00%, 7/15/2018	325,000	356,990
Series S-2, 5.00%, 7/15/2020	1,500,000	1,738,110
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2017	12,145,000	13,066,684
5.00%, 11/1/2017	2,825,000	3,039,389
ETM, 5.00%, 11/1/2016	175,000	181,564
ETM, 5.00%, 11/1/2016	800,000	830,680

ETM, 5.00%, 2/1/2017	1,830,000	1,912,679
ETM, 5.00%, 11/1/2017	1,490,000	1,599,977
Series A-1, 4.00%, 8/1/2019	1,200,000	1,316,604
Series A-1, 5.00%, 8/1/2019	1,000,000	1,132,000
Series C, 5.00%, 11/1/2019	20,000,000	22,788,400
Series C, ETM, 5.00%, 11/1/2016	1,250,000	1,296,888
Series D-1, 5.00%, 2/1/2019	1,885,000	2,103,848
Series E, 5.00%, 11/1/2019	2,500,000	2,849,550
Series E-1, 4.00%, 2/1/2017	13,045,000	13,518,533
Series F-1, 5.00%, 2/1/2019	1,840,000	2,054,213
Series F-1, 5.00%, 5/1/2024	1,650,000	1,799,738
New York, NY, General Obligation:
Series 1, 5.00%, 8/1/2018	250,000	274,833
Series 1 REMK 06/18/15, 5.00%, 8/1/2020	10,000,000	11,592,800
Series A, 5.00%, 8/1/2017	10,000,000	10,658,600
Series A, 5.00%, 8/1/2018	500,000	549,665
Series A, 5.00%, 8/1/2019	6,315,000	7,141,507
Series A REMK, 5.00%, 3/1/2017	5,000,000	5,249,350
Series A-1, 5.00%, 10/1/2020	5,220,000	6,072,896
Series B, 4.00%, 8/1/2019	1,150,000	1,260,481
Series B, 5.00%, 8/1/2016	600,000	615,714
Series B, 5.00%, 8/1/2018	1,700,000	1,868,861
Series B, 5.00%, 8/1/2018	10,000,000	10,993,300
Series B, 5.00%, 8/1/2019	3,575,000	4,042,896
Series D, 5.00%, 8/1/2017	5,435,000	5,792,949
Series D, 5.00%, 8/1/2018	3,065,000	3,369,446
Series E, 5.00%, 8/1/2017	1,950,000	2,078,427
Series E, 5.00%, 8/1/2018	11,725,000	12,889,644
Series E, 5.00%, 8/1/2018	250,000	274,833
Series F, 5.00%, 8/1/2020	1,195,000	1,385,340
Series G, 5.00%, 8/1/2017	2,320,000	2,472,795
Series G, 5.00%, 8/1/2019	2,345,000	2,651,914
Series G-1, 5.00%, 4/1/2019	1,135,000	1,271,858
Series H, 4.00%, 8/1/2017	990,000	1,039,787
Series I, 5.00%, 8/1/2016	330,000	338,643
Series I, 5.00%, 3/1/2017	3,500,000	3,674,545
Series I, 5.00%, 8/1/2018	2,240,000	2,462,499
Series I-1, 5.00%, 8/1/2016	500,000	513,095
Series J, 5.00%, 8/1/2019	15,000,000	16,963,200
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 4.00%, 12/1/2018	1,000,000	1,081,130
New York, Sales Tax Asset Receivable Corp. Revenue Series A, 5.00%, 10/15/2018	17,000,000	18,851,300
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,750,000	4,181,175
Series A, 5.00%, 7/1/2020	1,300,000	1,505,868
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,000,000	3,176,310
Series A, 5.00%, 3/15/2019	5,000,000	5,606,500

See accompanying notes to financial statements.

249

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2017	$400,000	$420,716
Series A, 5.00%, 2/15/2018	400,000	433,732
Series A, 5.00%, 3/15/2020	5,000,000	5,750,050
Series B, 5.00%, 2/15/2017	9,000,000	9,438,750
Series B, 5.00%, 3/15/2018	11,925,000	12,964,502
Series B, 5.00%, 3/15/2019	610,000	683,383
Series C, 4.00%, 3/15/2018	975,000	1,038,902
Series C, 4.00%, 3/15/2019	1,150,000	1,252,408
Series C, 5.00%, 3/15/2017	370,000	389,162
Series C, 5.00%, 3/15/2018	5,715,000	6,213,177
Series C, 5.00%, 3/15/2019	680,000	761,804
Series E, 5.00%, 8/15/2017	1,675,000	1,789,135
Series E, 5.00%, 8/15/2018	9,600,000	10,573,056
Series E, 5.00%, 2/15/2019	3,165,000	3,537,014
Series E, 5.00%, 2/15/2020	4,725,000	5,422,126
Series E, ETM, 5.00%, 2/15/2018	5,000	5,413
New York, State Environmental Facilities Revenue Series A, 5.00%, 6/15/2017	8,000,000	8,492,560
New York, State General Obligation:
Series A, 5.00%, 2/15/2018	12,485,000	13,568,074
Series A-1, 5.00%, 10/1/2017	5,175,000	5,548,014
Series C, 5.00%, 4/15/2017	1,795,000	1,893,958
Series C, 5.00%, 4/15/2018	6,150,000	6,720,843
Series C, 5.00%, 4/15/2020	8,485,000	9,851,509
Series E, 5.00%, 12/15/2019	325,000	373,217
New York, State Thruway Authority Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2017	1,950,000	2,052,199
Series A, 5.00%, 3/15/2019	270,000	303,113
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	1,620,000	1,763,807
Series A, 5.00%, 3/15/2019	5,795,000	6,505,699
New York, State Urban Development Corp. Revenue:
Series A, 5.00%, 3/15/2020	10,000,000	11,486,800
Series C, 5.00%, 3/15/2019	15,000,000	16,799,400
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-RMKT 11/15/12, 4.00%, 11/15/2017	2,300,000	2,434,596
Series B, 5.00%, 11/15/2017	3,550,000	3,823,066
New York, Utility Debt Securitization Authority Revenue Series TE, 5.00%, 12/15/2018	1,000,000	1,041,830
Port Authority of New York & New Jersey:
Series 189, 5.00%, 5/1/2019	10,975,000	12,366,301
Series 189, 5.00%, 5/1/2020	3,365,000	3,893,944
Triborough Bridge & Tunnel Auth. Series B, 5.00%, 11/15/2020	12,240,000	14,340,139
Westchester County, NY, General Obligation Series C, 5.00%, 11/1/2016	5,000	5,188

		462,813,893

NORTH CAROLINA — 2.5%
Buncombe County, NC, General Obligation Series A, 5.00%, 6/1/2019	600,000	676,008
Charlotte, NC, General Obligation Series A, 5.00%, 7/1/2020	500,000	582,500
Guilford County, NC, General Obligation:
Series A, 5.00%, 3/1/2017	9,220,000	9,687,454
Series C, 5.00%, 10/1/2018	4,765,000	5,273,997
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2017	2,200,000	2,375,428
Series C, 5.00%, 12/1/2019	500,000	572,225
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2018	5,630,000	6,175,998
Series C, 5.00%, 5/1/2018	1,600,000	1,750,608
Series D, 3.00%, 6/1/2019	7,175,000	7,614,182
Series E, 5.00%, 5/1/2019	18,900,000	21,328,839
Series E, 5.00%, 5/1/2020	8,375,000	9,710,561
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,314,329

		69,062,129

OHIO — 2.4%
Columbus, OH, General Obligation:
Series A, 5.00%, 7/1/2017	110,000	116,912
Series A, 5.00%, 6/1/2018	4,780,000	5,239,979
Cuyahoga County, OH, Certificate of Participation:
COPs, 5.00%, 12/1/2018	2,270,000	2,498,907
COPs, 5.00%, 12/1/2019	2,670,000	3,005,619
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2018	2,580,000	2,864,316
Series A, 5.00%, 12/1/2019	1,590,000	1,813,141
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2017	5,000,000	5,353,850
Series A, 5.00%, 9/15/2019	2,925,000	3,333,125
Series B, 5.00%, 9/15/2016	1,080,000	1,113,890
Series R, 5.00%, 5/1/2017	355,000	375,011
Series R, 5.00%, 5/1/2019	2,075,000	2,339,479
Ohio, State Infrastructure Project Revenue:
Series 1A-GARVEE, 4.00%, 12/15/2017	1,000,000	1,060,730
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,147,698
State of Ohio:
5.00%, 9/1/2020	6,380,000	7,442,334
Series C, 2.00%, 11/1/2018	6,765,000	6,954,488
Series C, 3.00%, 11/1/2020	11,385,000	12,247,528
Series C, 5.00%, 9/15/2020	5,000,000	5,839,300

		64,746,307

See accompanying notes to financial statements.

250

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

OKLAHOMA — 0.5%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	$1,000,000	$1,097,980
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A, 5.00%, 7/1/2018	2,225,000	2,440,113
Oklahoma, State General Obligation Series A, 5.00%, 7/15/2018	1,480,000	1,627,245
Oklahoma, State Turnpike Authority Revenue:
Series A, 5.00%, 1/1/2017	4,000,000	4,168,720
Series A, 5.00%, 1/1/2019	2,775,000	3,093,792

		12,427,850

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,000,000	1,110,630
Oregon, State General Obligation:
Series F, 5.00%, 5/1/2020	1,185,000	1,370,725
Series I, 5.00%, 5/1/2018	1,900,000	2,077,004
State of Oregon Series F, 5.00%, 5/1/2018	1,450,000	1,585,082
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,426,048

		7,569,489

PENNSYLVANIA — 3.3%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 4.00%, 1/1/2017	5,500,000	5,685,240
Series A, 5.00%, 7/1/2018	18,225,000	20,034,196
Series A, 5.00%, 7/1/2019	5,390,000	6,105,037
Pennsylvania, State General Obligation:
5.00%, 6/1/2017	9,565,000	10,124,170
5.00%, 6/1/2018	1,435,000	1,565,542
5.00%, 6/15/2018	1,500,000	1,638,645
5.00%, 7/1/2018	255,000	278,863
5.00%, 11/15/2018	100,000	110,555
5.00%, 3/15/2019	8,500,000	9,488,465
5.00%, 10/15/2019	5,150,000	5,839,430
Series REF, 5.00%, 7/1/2017	3,625,000	3,848,373
Series REF, 5.00%, 7/1/2017	16,000,000	16,985,920
Series REF, 5.00%, 7/1/2018	1,025,000	1,120,920
Series REF, 5.00%, 7/1/2018	4,185,000	4,576,632
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AQ, 5.00%, 6/15/2019	2,385,000	2,667,360

		90,069,348

SOUTH CAROLINA — 0.7%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	12,125,000	13,975,275
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,150,087
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	3,077,582

		20,202,944

TENNESSEE — 0.8%
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2017	4,300,000	4,623,876
Series A, 5.00%, 11/1/2018	2,750,000	3,047,715
Nashville & Davidson County, TN, Metropolitan Series C, 5.00%, 7/1/2018	1,000,000	1,098,230
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B, 5.00%, 5/15/2019	2,790,000	3,146,758
Shelby County, TN, General Obligation Series A, 5.00%, 4/1/2017	6,100,000	6,420,677
Tennessee, State General Obligation Series A, 5.00%, 10/1/2016	125,000	129,146
Tennessee, State School Bond Authority:
5.00%, 11/1/2019	3,150,000	3,598,056
Series C, 5.00%, 5/1/2017	1,050,000	1,096,032

		23,160,490

TEXAS — 8.4%
Alvin, TX, Independent School District, General Obligation Series C, 3.00%, 2/15/2020 (d)	3,750,000	4,002,638
Austin, TX 5.00%, 9/1/2020	2,800,000	3,262,084
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,056,230
Austin, TX, Independent School District, General Obligation Series B, 5.00%, 8/1/2019	3,500,000	3,971,205
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,455,000	1,697,185
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (d)	695,000	753,456
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (d)	4,000,000	4,254,040
Dallas Area Rapid Transit Series A, 5.00%, 12/1/2020	2,840,000	3,325,725
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	3,000,000	3,427,200

See accompanying notes to financial statements.

251

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Dallas, TX, General Obligation:
5.00%, 2/15/2017	$4,180,000	$4,381,392
5.00%, 2/15/2018	5,000,000	5,433,750
5.00%, 2/15/2020	7,800,000	8,971,092
5.00%, 2/15/2021	3,000,000	3,528,990
ETM, 5.00%, 2/15/2017	10,000	10,482
Series A, ETM, 5.00%, 2/15/2018	5,000	5,426
Dallas, TX, Independent School District, General Obligation:
5.00%, 8/15/2017 (d)	4,000,000	4,268,560
5.00%, 8/15/2018 (d)	5,715,000	6,297,358
Dallas, TX, Waterworks & Sewer System Revenue 5.00%, 10/1/2019	2,895,000	3,293,439
Harris County, TX, General Obligation Series A, 5.00%, 10/1/2019	2,280,000	2,596,487
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2017	4,000,000	4,154,560
Series A, 5.00%, 3/1/2017	530,000	555,991
Series A, 5.00%, 3/1/2018	2,500,000	2,711,300
Series A, 5.00%, 3/1/2019	675,000	755,008
Series A, 5.00%, 3/1/2020	3,600,000	4,136,724
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	625,000	698,256
5.00%, 2/15/2020 (d)	17,070,000	19,595,848
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,098,185
Katy, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,442,620
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (d)	2,815,000	3,229,115
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,630,816
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a) (d)	9,415,000	9,388,356
2.00%, 8/1/2044 (a) (d)	19,000,000	19,388,740
5.00%, 2/15/2018 (d)	2,200,000	2,385,042
Northwest Independent School Dist. Series B, 5.00%, 2/15/2021 (d)	2,120,000	2,494,964
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2019 (d)	700,000	782,509
San Antonio, TX, Electric & Gas Revenue 5.00%, 2/1/2019	13,500,000	15,084,630
San Antonio, TX, General Obligation 5.00%, 2/1/2019	1,300,000	1,453,023
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2019	2,225,000	2,504,015
Spring Independent School Dist. 5.00%, 8/15/2020	2,000,000	2,323,120

Texas Water Dev. Board:
Series A, 4.00%, 4/15/2020	2,350,000	2,619,216
Series A, 5.00%, 10/15/2017	8,015,000	8,609,953
Series A, 5.00%, 10/15/2020	2,000,000	2,339,460
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (d)	1,325,000	1,411,827
5.00%, 8/1/2018 (d)	10,000,000	10,996,000
Texas, State General Obligation:
5.00%, 4/1/2017	1,000,000	1,053,460
5.00%, 10/1/2018	200,000	221,306
5.00%, 4/1/2019	405,000	454,937
Series A, 5.00%, 10/1/2017	4,000,000	4,290,480
Series A, 5.00%, 10/1/2019	5,000,000	5,696,000
Series B, 5.00%, 10/1/2017	3,535,000	3,791,712
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 4.75%, 4/1/2017	960,000	1,008,374
Series A, 5.00%, 4/1/2019	10,000,000	11,243,200
Series A, 5.00%, 4/1/2020	4,550,000	5,257,889
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2017	1,000,000	1,066,340

		228,409,715

UTAH — 0.1%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,884,024
Utah, State Board of Regents Student Loan Revenue Series EE2, 4.50%, 11/1/2017	450,000	479,165
Utah, State General Obligation Series A, 4.00%, 7/1/2017	680,000	713,218

		4,076,407

VIRGINIA — 2.4%
Fairfax County, VA, General Obligation:
Series A, 5.00%, 4/1/2018	210,000	229,163
Series A, 5.00%, 10/1/2018	3,000,000	3,325,620
Series A, 5.00%, 10/1/2019	2,175,000	2,466,646
Series B, 4.00%, 4/1/2019	7,765,000	8,494,444
Series C, 5.00%, 10/1/2018	600,000	665,124
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,437,700
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 9/1/2018	2,600,000	2,865,798
Series A, 5.00%, 2/1/2020	6,000,000	6,889,980
Series A, 5.00%, 9/1/2020	1,025,000	1,194,156
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 5/15/2017	1,005,000	1,063,732
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C, 5.00%, 8/1/2017	10,000,000	10,665,100

See accompanying notes to financial statements.

252

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 8/1/2018	$10,000,000	$11,001,400
Virginia, State Public School Authority Revenue:
Series A, 4.00%, 8/1/2018	7,765,000	8,346,210
Series C, 5.00%, 8/1/2018	460,000	506,064
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,107,680
Virginia, State Transportation Board Revenue 5.00%, 9/15/2018	2,210,000	2,439,177

		64,697,994

WASHINGTON — 4.6%
Central Puget Sound, WA, Regional Transit Authority Series P-1, 5.00%, 2/1/2017	4,500,000	4,709,745
Energy Northwest Washington, Electricity Revenue:
Series A, 5.00%, 7/1/2017	13,700,000	14,560,908
Series B, 5.00%, 7/1/2017	7,200,000	7,652,448
Series B, 5.00%, 7/1/2017	100,000	106,284
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2019	100,000	113,082
Pierce County, WA, School District No. 10, General Obligation 5.00%, 12/1/2020	3,500,000	4,100,390
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 2/1/2018	1,000,000	1,084,300
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	903,288
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,542,848
State of Washington COPs, 5.00%, 7/1/2020	11,400,000	13,135,536
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2018	2,000,000	2,116,880
Washington, State General Obligation:
4.00%, 7/1/2019	25,395,000	27,851,966
5.00%, 7/1/2017	13,900,000	14,769,306
5.00%, 7/1/2018	5,000,000	5,487,300
Series A, 5.00%, 7/1/2018	750,000	823,095
Series R-2015, 5.00%, 7/1/2019	4,100,000	4,636,362
Series R-2015E, 5.00%, 7/1/2019	19,645,000	22,214,959

		126,808,697

WEST VIRGINIA — 0.5%
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	10,815,000	12,531,881

WISCONSIN — 2.2%
Milwaukee, WI, General Obligation 5.00%, 5/1/2017	10,000,000	10,558,200
State of Wisconsin Series A, 5.00%, 5/1/2018	5,300,000	5,788,660

Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,907,909
Series 2, 5.00%, 7/1/2019	1,500,000	1,698,435
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2018	1,000,000	1,092,200
Series 2, 4.00%, 11/1/2016	1,950,000	2,005,887
Series 2, 5.00%, 11/1/2017	500,000	537,660
Series 2, 5.00%, 5/1/2019	4,750,000	5,345,507
Series 2, 5.00%, 11/1/2019	1,750,000	1,996,102
Series 4, 5.00%, 5/1/2019	8,410,000	9,464,362
Series B, 5.00%, 5/1/2019	13,035,000	14,669,198
Series B, 5.00%, 5/1/2020	5,000,000	5,776,800

		60,840,920

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,698,274,121)		2,704,555,228

TOTAL INVESTMENTS — 99.0% (e) (Cost $2,698,274,121)		2,704,555,228
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		25,992,548

NET ASSETS — 100.0%		$2,730,547,776

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(b)	When-issued security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Bond is insured by the following:

Permanent School Fund Guaranteed	3.42%
Assured Guaranty Municipal Corp.	0.01%

(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

253

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 92.9%
ALABAMA — 2.4%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024	$500,000	$506,250
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,005,000
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D, 6.00%, 10/1/2042	4,710,000	5,383,624
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, AMT, 4.13%, 5/15/2035	400,000	390,844
Selma Industrial Development Board, Environmental Improvement Revenue AMT, 7.50%, 5/1/2025 (a)	900,000	897,777
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,504,368

		9,687,863

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	452,870
Series A, 5.00%, 6/1/2046	555,000	460,522

		913,392

ARIZONA — 1.8%
Arizona Health Facs. Auth. 5.20%, 10/1/2037	200,000	200,044
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	325,000	339,280
5.00%, 7/1/2035 (a)	1,325,000	1,337,972
5.00%, 7/1/2044 (a)	1,000,000	1,018,720
6.00%, 7/1/2032	250,000	267,213
7.50%, 7/1/2042	495,000	202,925
Series A, 7.50%, 7/1/2042	1,000,000	1,025,970
Pima County, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2048	1,000,000	987,270
6.25%, 6/1/2026	160,000	161,715
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,000,000	1,124,990
Salt Verde Financial Corp. 5.25%, 12/1/2027	185,000	222,326
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	706,006

		7,594,431

ARKANSAS — 0.2%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	341,841
Series C, 5.00%, 2/1/2035	575,000	644,454

		986,295

CALIFORNIA — 12.3%
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	152,814
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	2,000,000	2,010,860
California Pollution Control Financing Auth. AMT, 4.30%, 7/1/2040	1,000,000	1,030,700
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	2,195,000	2,027,083
Series A-1, 5.13%, 6/1/2047	1,860,000	1,612,955
Series A-1, 5.75%, 6/1/2047	5,750,000	5,398,847
California, Municipal Finance Authority Revenue Series B, 5.88%, 8/15/2049	490,000	540,989
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue AMT, 5.00%, 11/21/2045 (a)	500,000	538,745
California, School Finance Authority Revenue:
Series A, 5.13%, 7/1/2044	60,000	64,376
Series A, 6.00%, 10/1/2049	200,000	213,186
California, State Health Facilities Financing Authority Revenue Series A, 4.00%, 3/1/2027	1,115,000	1,190,976
California, State Public Works Board, Lease Revenue:
Series A, 3.00%, 3/1/2018	1,355,000	1,414,539
Series I-1, 6.63%, 11/1/2034	365,000	366,518
California, Statewide Communities Development Authority Revenue:
5.25%, 12/1/2044	2,000,000	2,108,340
7.00%, 7/1/2046	160,000	180,325
Series A, 4.88%, 11/15/2036 (a)	550,000	570,312
Series A, 5.25%, 7/1/2030	795,000	779,903
Series A, 5.25%, 11/1/2044	300,000	307,977
Series A, 6.00%, 10/1/2047	1,000,000	1,077,700
Series D, 4.75%, 8/1/2020	175,000	175,586
Series I-1, 4.50%, 11/1/2037	675,000	682,520
Series R-1, 4.00%, 9/2/2023	1,000,000	1,049,560
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	108,536
City of San Clemente CA:
5.00%, 9/1/2031	200,000	222,046
5.00%, 9/1/2032	200,000	221,186

See accompanying notes to financial statements.

254

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042	$255,000	$280,847
Series C, 6.25%, 1/15/2033	1,500,000	1,772,430
Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 4.50%, 6/1/2027	1,865,000	1,847,693
Series B, Zero Coupon, 6/1/2047 (b)	500,000	45,525
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,031,230
Inland Empire Tobacco Securitization Authority Revenue 5.75%, 6/1/2026	940,000	946,458
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,088,390
Long Beach Bond Finance Authority Revenue Series A, 5.00%, 11/15/2029	100,000	116,489
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031	220,000	274,916
M-S-R Energy Auth. 6.50%, 11/1/2039	310,000	434,936
M-S-R Energy Authority Revenue 7.00%, 11/1/2034	300,000	430,317
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B, 7.50%, 8/1/2041	1,000,000	1,263,940
Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	2,000,000	2,127,980
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (b)	500,000	436,705
Series A, 6.50%, 9/1/2028	1,000,000	1,092,770
Port of Oakland, CA, Revenue Series P, AMT, 5.00%, 5/1/2029	575,000	652,096
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A, 5.00%, 7/1/2027	1,000,000	1,037,710
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	412,939
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A, 6.00%, 10/1/2039	430,000	495,794
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	100,000	114,707
5.00%, 2/15/2026	155,000	178,955
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	265,911

Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030	485,000	604,262
San Joaquin Hills Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	2,000,000	2,186,920
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	215,000	251,552
Temecula, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2030	500,000	559,890
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	1,605,000	1,487,996
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	1,000,000	930,830
Series A-1, 5.13%, 6/1/2046	1,025,000	931,090
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	929,410
Tustin Community Facs. Dist.:
Series A, 5.00%, 9/1/2030	635,000	733,362
Series A, 5.00%, 9/1/2037	830,000	931,318
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	550,000	596,398

		50,538,345

COLORADO — 3.6%
Colorado Health Facs. Auth. 4.00%, 1/15/2045	390,000	393,857
Colorado High Performance Transportation Enterprise Revenue AMT, 5.75%, 1/1/2044	750,000	806,692
Colorado, Health Facilities Authority Revenue:
Series A, 5.30%, 7/1/2037	500,000	493,375
Series A, 5.90%, 8/1/2037	1,000,000	1,010,760
Series A, 7.75%, 8/1/2039	485,000	533,568
Series B, 4.00%, 12/1/2026	500,000	512,030
Denver Health & Hospital Authority Series A, 5.25%, 12/1/2045	320,000	353,530
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	122,519
Denver, CO, City & County Special Facilities, Airport Revenue AMT, 5.25%, 10/1/2032	1,000,000	1,036,300
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, AMT, 5.50%, 11/15/2029	400,000	469,796
Series A, AMT, 5.50%, 11/15/2030	270,000	316,440

See accompanying notes to financial statements.

255

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (b)	$1,000,000	$377,470
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,290
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039 (c)	1,000,000	1,042,550
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A, 5.75%, 12/1/2027	1,000,000	1,030,640
Series A, 6.75%, 12/1/2039	1,000,000	1,085,100
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,032,360
Prairie Center, CO, Metropolitan District No. 3, General Obligation 5.40%, 12/15/2031	1,000,000	1,017,010
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,467,856
STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	1,215,000	1,178,185
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	143,145

		14,923,473

CONNECTICUT — 0.5%
Connecticut State Health & Educational Fac. Auth. Series L, 4.00%, 7/1/2034	500,000	520,060
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	301,713
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	593,910
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (a)	500,000	496,755

		1,912,438

DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Howard University Revenue Series A, 6.25%, 10/1/2032	880,000	931,410
Metropolitan Washington Airports Auth. Dulles Toll Road Rev. Series A, 5.00%, 10/1/2053	1,000,000	1,070,020
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	505,000	624,417

		2,625,847

FLORIDA — 4.6%
Alachua County, FL, Health Facilities Authority Revenue Series B, 5.00%, 12/1/2034	750,000	833,685
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	965,000	1,019,802
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (a)	1,500,000	1,775,595
County of Miami-Dade Seaport Department Revenue Series B, AMT, 5.00%, 10/1/2023	250,000	294,403
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	750,000	763,425
Florida Dev. Finance Corp. Series A, 6.00%, 6/15/2035 (a)	505,000	512,257
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 6.00%, 6/15/2044 (a)	575,000	578,387
Series A, 6.13%, 6/15/2043	500,000	511,325
Series A, 6.13%, 6/15/2044	555,000	566,533
Series A, 6.50%, 7/1/2044	925,000	966,079
Series A, 7.50%, 6/15/2033	500,000	589,020
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	500,000	503,160
Greater Orlando, FL, Aviation Authority Revenue AMT, 5.00%, 11/15/2036	350,000	361,235
Halifax, FL, Hospital Medical Center Revenue Series A, 5.00%, 6/1/2038	130,000	131,574
Hillsborough County Industrial Development Authority Revenue Series A, 5.00%, 10/1/2031	270,000	302,521
Isles Bartram Park Community Dev. Dist. 5.00%, 11/1/2035	100,000	101,156
Lake County, FL, Industrial Development Revenue Series A, 7.13%, 11/1/2042 (c)	500,000	494,215
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	512,650
5.75%, 11/1/2042	500,000	523,210
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	533,515
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025	690,000	453,675
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	260,438

See accompanying notes to financial statements.

256

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	$695,000	$734,684
Series B, 5.00%, 5/1/2037	930,000	983,103
Northern Palm Beach Cnty. Improvement Dist.:
4.65%, 8/1/2025	145,000	145,774
5.35%, 8/1/2035	360,000	362,005
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	755,000	795,664
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	526,930
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	796,050
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	230,000	234,729
5.13%, 11/1/2034	250,000	258,538
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,213
Series 2015-1, Zero Coupon, 5/1/2040 (d)	290,000	178,750
Series 2015-2, Zero Coupon, 5/1/2040 (d)	180,000	93,836
Series 2015-3, 6.61%, 5/1/2040 (c) (i)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (i)	120,000	—
Series A-1, 6.65%, 5/1/2040	200,000	202,606
Series A2, Zero Coupon, 5/1/2039 (d)	65,000	48,751
Series A3, Zero Coupon, 5/1/2040 (d)	195,000	116,583
Series A4, Zero Coupon, 5/1/2040 (d)	85,000	37,626
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	679,018

		18,792,720

GEORGIA — 0.3%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	82,063
East Point Building Authority Revenue Series A, 4.63%, 2/1/2035	250,000	250,020
Georgia, State Local Government, Certificates of Participation Series A, COPs, 4.75%, 6/1/2028	997,000	1,107,438

		1,439,521

GUAM — 0.6%
Guam Power Auth. Series A, 5.00%, 10/1/2021	1,080,000	1,272,478
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,100,880

		2,373,358

HAWAII — 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
5.00%, 7/1/2020	1,350,000	1,368,751
Series A, AMT, 4.65%, 3/1/2037	610,000	625,287

		1,994,038

ILLINOIS — 7.6%
Chicago Board of Education:
Series A, 5.50%, 12/1/2039	100,000	90,748
Series C, 5.25%, 12/1/2026	1,995,000	1,887,011
Chicago Board of Education, General Obligation Series A, 5.00%, 12/1/2042	750,000	628,582
Chicago Il Brd Of Edu Chiedu Series F, 5.00%, 12/1/2018	3,700,000	3,687,938
Chicago Midway International Airport Revenue Series A, AMT, 5.50%, 1/1/2030	200,000	230,676
Chicago O’Hare International Airport:
Series B, 5.00%, 1/1/2029	315,000	366,528
Series B, 5.00%, 1/1/2033	1,000,000	1,144,840
Chicago O’Hare International Airport Revenue Series D, 4.50%, 1/1/2030	250,000	273,352
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (b)	325,000	287,235
Series A, 5.25%, 1/1/2037	1,200,000	1,207,680
Series C, 4.00%, 1/1/2020	185,000	188,356
City of Chicago IL Wastewater Transmission Rev. Series C-REMK, 5.00%, 1/1/2030	1,000,000	1,119,050
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	931,880
Illinois Finance Auth.:
Series A, 4.13%, 11/15/2037	500,000	510,360
Series A, 5.75%, 12/1/2035 (a)	385,000	383,622
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	710,000	696,411
4.25%, 5/15/2043	430,000	427,914
5.00%, 5/15/2043	675,000	715,723
5.50%, 8/15/2030	535,000	567,357
5.75%, 5/15/2046	1,000,000	1,062,500
6.13%, 5/15/2027	645,000	695,297
7.13%, 2/1/2034	1,000,000	1,063,640
7.13%, 2/15/2039	1,100,000	1,175,262
Series C, 4.50%, 11/15/2032	400,000	410,212
Illinois, State Finance Authority, Student Housing Revenue Series A, 5.00%, 6/1/2024	500,000	449,975

See accompanying notes to financial statements.

257

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Metropolitan Pier & Exposition Auth.:
Series A, 5.50%, 6/15/2053	$1,250,000	$1,373,425
Series B, 5.00%, 6/15/2023	110,000	125,112
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 1/1/2042	335,000	354,879
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	1,000,000	965,110
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,192,980
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,326,440
State of Illinois:
4.00%, 4/1/2018	485,000	502,106
5.00%, 1/1/2019	225,000	240,286
5.00%, 2/1/2022	2,900,000	3,187,767
5.00%, 5/1/2028	345,000	373,635
5.00%, 3/1/2031	100,000	105,356
5.00%, 5/1/2035	140,000	148,001
5.50%, 7/1/2024	310,000	350,263
Series A, 4.00%, 9/1/2019	265,000	273,750
Series A, 5.00%, 6/1/2027	300,000	305,733

		31,026,992

INDIANA — 1.7%
Indiana Finance Auth. Series A, 5.00%, 6/1/2032	250,000	265,748
Indiana, State Finance Authority Revenue:
AMT, 5.25%, 9/1/2040	545,000	597,380
Series A, AMT, 5.00%, 7/1/2048	1,100,000	1,171,995
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	677,490
6.00%, 12/1/2026	550,000	358,000
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,110,000	1,206,903
Indianapolis Local Public Improvement Bond Bank Series I, AMT, 5.00%, 1/1/2023	515,000	607,350
Valparaiso City, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	911,212
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (a)	1,000,000	1,033,270

		6,829,348

IOWA — 1.3%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	310,789
5.00%, 12/1/2019	945,000	999,271
5.25%, 12/1/2025	1,570,000	1,700,891
5.50%, 12/1/2022	820,000	865,075

Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,355,000	1,298,199

		5,174,225

KANSAS — 0.8%
City of Overland Park KS 6.00%, 12/15/2032	200,000	184,658
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	435,000	454,558
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,021,450
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032	600,000	601,620
Wichita City, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	885,000	931,524

		3,193,810

KENTUCKY — 0.4%
Kentucky Economic Dev. Finance Auth. Series A, 4.25%, 7/1/2035	1,200,000	1,215,996
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	161,370
Series A, 6.00%, 6/1/2030	185,000	210,998
Series A, 6.38%, 6/1/2040	125,000	143,553

		1,731,917

LOUISIANA — 1.6%
City of New Orleans LA Sewerage Service Rev. 5.00%, 6/1/2040	1,000,000	1,123,690
City of New Orleans LA Water System Rev. 5.00%, 12/1/2040	1,000,000	1,129,210
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,208,941
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,374,932
Louisiana, St. John the Baptist Parish, Revenue Series A, 5.13%, 6/1/2037	750,000	760,215
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	541,770
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	257,945

		6,396,703

MAINE — 0.5%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	1,000,000	1,072,280
6.75%, 7/1/2036	500,000	568,075

See accompanying notes to financial statements.

258

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	$525,000	$527,210

		2,167,565

MARYLAND — 0.9%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	317,254
Baltimore, MD, Convention Center Revenue Series A, 5.00%, 9/1/2032	400,000	406,264
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	270,000	297,896
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	457,041
Maryland Economic Dev. Corp. 5.75%, 9/1/2025	500,000	445,335
Maryland Health & Higher Educational Facilities Authority 5.00%, 7/1/2045	1,000,000	1,096,620
Maryland Health & Higher Educational Facs. Auth. Series A, 5.00%, 8/15/2041	470,000	520,102

		3,540,512

MASSACHUSETTS — 0.7%
Massachusetts Dev. Finance Agcy. Series D, 5.00%, 7/1/2044	250,000	273,945
Massachusetts, Development Finance Agency Revenue 5.25%, 7/1/2023	500,000	577,650
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	278,887
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B, 4.88%, 11/1/2042 (a)	500,000	500,530
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 5.63%, 7/1/2029	435,000	484,569
Massachusetts, Port Authority Facilities Revenue:
Series A, AMT, 5.00%, 1/1/2027	690,000	691,849
Series A, AMT, 5.50%, 1/1/2016	250,000	250,000

		3,057,430

MICHIGAN — 2.7%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	647,704
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.25%, 7/1/2039	1,230,000	1,360,946
Series B, 5.50%, 7/1/2029	145,000	179,527

Kent County, MI, Hospital Finance Authority Revenue Series A, 5.25%, 7/1/2030	1,255,000	1,254,925
Michigan Finance Authority Ltd., Miscellaneous Revenue:
8.13%, 4/1/2041	485,000	422,251
Series D4, 5.00%, 7/1/2034	750,000	843,240
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (e)	1,955,000	1,997,228
Michigan Tobacco Settlement Finance Auth. Series A, 6.00%, 6/1/2048	1,000,000	895,990
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,590,000	1,627,206
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,048,400
Wayne Cnty. Airport Auth. AMT, 5.38%, 12/1/2032	590,000	649,277

		10,926,694

MINNESOTA — 0.6%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	195,072
City of Brooklyn MN Series A, 4.75%, 7/1/2025	80,000	80,609
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,035,370
St Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	402,464
5.25%, 11/15/2035	515,000	560,320

		2,273,835

MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022 (e)	210,000	259,497
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (e)	320,000	321,783
Mississippi Hospital Equipment & Facs. Auth. 5.00%, 8/15/2029	145,000	151,348
State of Mississippi 5.00%, 10/15/2019	500,000	567,050

		1,299,678

MISSOURI — 0.3%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	245,000	252,708
6.00%, 5/1/2042	435,000	447,054

See accompanying notes to financial statements.

259

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	$340,000	$347,595
State Louis Cnty. Industrial Dev. Auth. 5.00%, 12/1/2025	335,000	363,334

		1,410,691

NEBRASKA — 0.2%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	225,000	263,826
Douglas County, NE, Hospital Authority No. 3 Revenue 5.00%, 11/1/2045	350,000	389,340

		653,166

NEVADA — 0.5%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	525,560
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036	250,000	250,335
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (a)	1,000,000	1,069,170
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	120,396

		1,965,461

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue AMT, 4.00%, 4/1/2029 (a) (e)	320,000	323,152

NEW JERSEY — 5.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	535,000	536,856
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	512,030
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	790,000	891,689
New Jersey Economic Dev. Auth. 5.00%, 3/1/2023	1,000,000	1,108,270
New Jersey Economic Development Authority Series II, 5.00%, 3/1/2025	1,000,000	1,078,120
New Jersey Transportation Trust Fund Authority Series A, 6.00%, 6/15/2035	1,765,000	2,002,057
New Jersey Turnpike Auth. Series A, 5.00%, 1/1/2034	1,000,000	1,161,000
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	509,845
5.25%, 1/1/2044	250,000	257,820
7.10%, 11/1/2031 (c) (i)	1,000,000	—
AMT, 5.13%, 1/1/2034	1,000,000	1,107,390
AMT, 5.25%, 9/15/2029	2,050,000	2,240,424
AMT, 5.75%, 9/15/2027	1,000,000	1,107,550

Series A, 5.00%, 7/1/2029	165,000	180,018
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,004,745
New Jersey, Higher Education Student Assistance Authority Revenue AMT, 5.00%, 12/1/2022	600,000	659,472
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025 (b)	450,000	285,935
Series A, Zero Coupon, 12/15/2040 (b)	610,000	163,346
Salem County, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2023	250,000	274,670
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	1,996,980
Series 1A, 4.75%, 6/1/2034	3,210,000	2,630,499
Series 1A, 5.00%, 6/1/2029	1,140,000	1,037,959
Series 1A, 5.00%, 6/1/2041	2,360,000	1,956,440

		22,703,115

NEW MEXICO — 0.2%
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	35,150
Series B, 5.90%, 9/1/2032	165,000	150,064
Series C, 5.90%, 9/1/2032	220,000	188,476
Series D-CABS, Zero Coupon, 9/1/2032 (b)	195,000	23,381
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (a)	575,000	606,142

		1,003,213

NEW YORK — 8.0%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	736,073
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,073,260
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	617,410
5.00%, 7/1/2031	250,000	293,095
5.25%, 11/1/2034	250,000	268,238
5.50%, 11/1/2044	500,000	534,200
AMT, 5.00%, 1/1/2035 (a)	265,000	284,637
Series A, 5.00%, 4/1/2033	120,000	127,325
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	529,220
Cnty. of Nassau NY Series B, 5.00%, 4/1/2019	1,000,000	1,116,170

See accompanying notes to financial statements.

260

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	$615,000	$593,850
Hudson, NY, Yards Infrastructure Corp., Revenue 5.75%, 2/15/2047	500,000	579,645
Metropolitan Transportation Authority Series B, 5.25%, 11/15/2055	1,500,000	1,720,635
Nassau County, NY, Local Economic Assistance Corp., Revenue 5.00%, 7/1/2033	225,000	251,735
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	1,000,000	1,003,210
Series A-3, 5.00%, 6/1/2035	790,000	721,799
New York City Industrial Development Agency:
5.00%, 1/1/2023	550,000	569,145
7.00%, 3/1/2049	200,000	233,860
AMT, 7.50%, 8/1/2016	200,000	204,688
AMT, 7.75%, 8/1/2031 (e)	300,000	313,128
Series B, 5.25%, 12/1/2036	1,000,000	1,021,390
New York Cntys. Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	15,000	13,766
Series A, 5.00%, 6/1/2045	85,000	76,801
New York Liberty Development Corp., Revenue:
Series 1, 5.00%, 11/15/2044 (a)	3,200,000	3,303,744
Series 2, 5.38%, 11/15/2040 (a)	2,295,000	2,436,992
New York State Dormitory Authority Revenue:
5.00%, 7/1/2035	140,000	139,996
6.25%, 12/1/2037	1,000,000	1,089,500
Series A, 4.25%, 5/1/2042	745,000	742,623
Series A, 5.00%, 5/1/2036	1,250,000	1,425,925
Series A, 5.50%, 1/1/2039	100,000	109,662
New York State Transport Dev. Corp.:
AMT, 5.00%, 1/1/2022	105,000	122,597
AMT, 5.00%, 1/1/2023	110,000	129,647
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	1,000,000	1,029,250
5.75%, 10/1/2037 (c)	1,000,000	359,990
Niagara Area Development Corp., Revenue AMT, 5.25%, 11/1/2042 (a)	500,000	504,165
Niagara Frontier Transportation Auth. Series B, 5.00%, 4/1/2019	200,000	222,760
Niagara Frontier Transportation Authority Revenue Series A, AMT, 5.00%, 4/1/2028	425,000	475,651
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	492,793
5.00%, 7/1/2029	475,000	538,327
Series A, 4.63%, 7/1/2022	100,000	111,559
Series A, 5.13%, 7/1/2031	1,750,000	1,982,155
TSASC, Inc., NY, Revenue:
Series 1, 5.00%, 6/1/2026	1,335,000	1,348,136

Series 1, 5.00%, 6/1/2034	885,000	850,963
Series 1, 5.13%, 6/1/2042	1,220,000	1,125,694
Westchester County, NY, Healthcare Corp., Revenue Series A, 4.50%, 11/1/2026	145,000	158,856
Westchester County, NY, Local Development Corp., Revenue Series A, 5.00%, 6/1/2025 (a)	1,000,000	1,045,810

		32,630,075

NORTH CAROLINA — 0.7%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority AMT, 5.75%, 8/1/2035	500,000	500,900
North Carolina Agricultural & Technical State Univ. Series A, 4.00%, 10/1/2045	650,000	669,896
North Carolina Capital Facs. Finance Agcy. 5.00%, 3/1/2034	500,000	545,015
North Carolina Medical Care Commission 5.00%, 7/1/2045	500,000	518,135
North Carolina, Department of Transportation Revenue AMT, 5.00%, 6/30/2054	575,000	604,061

		2,838,007

OHIO — 5.5%
American Municipal Power Inc Series B, 5.00%, 2/15/2023	900,000	1,063,593
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	16,026
Buckeye Tobacco Settlement Financing Auth. Series A-2, 5.75%, 6/1/2034	1,000,000	872,030
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	4,150,000	3,731,680
Series A-2, 5.38%, 6/1/2024	1,000,000	912,980
Series A-2, 5.88%, 6/1/2030	4,470,000	3,977,942
Series A-2, 5.88%, 6/1/2047	1,500,000	1,296,015
Series A-2, 6.00%, 6/1/2042	1,230,000	1,087,418
Series A-2, 6.50%, 6/1/2047	1,000,000	928,860
Series A-3, 6.25%, 6/1/2037	1,000,000	913,310
Cnty. of Hamilton OH 5.25%, 6/1/2026	1,000,000	1,166,390
Franklin County, OH, Health Care Facilities Revenue Series A, 5.13%, 7/1/2035	125,000	125,103
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,044,380
5.00%, 2/15/2044	1,200,000	1,239,108
Ohio, State Air Quality Development Authority Revenue:
AMT, 6.75%, 6/1/2024	500,000	351,055
Series B, 3.63%, 10/1/2033 (e)	250,000	254,680
Series E, 5.63%, 10/1/2019	790,000	878,709

See accompanying notes to financial statements.

261

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Ohio, State Water Development Authority Revenue Series B, 3.63%, 10/1/2033 (e)	$250,000	$256,888
Southeastern Ohio Port Authority, Hospital Facilities Revenue 6.00%, 12/1/2042	1,550,000	1,698,381
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	788,138

		22,602,686

OKLAHOMA — 0.9%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	440,000	451,783
Tulsa Airports Improvement Trust:
AMT, 5.00%, 6/1/2035 (e)	1,000,000	1,111,540
AMT, 5.50%, 12/1/2035	1,000,000	1,082,400
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A, 7.13%, 11/1/2030	1,025,000	1,132,431

		3,778,154

OREGON — 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,087,200

PENNSYLVANIA — 2.7%
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	267,053
5.00%, 10/1/2044	215,000	226,105
City of Philadelphia PA Series A, 5.00%, 7/15/2038	1,100,000	1,232,726
Delaware County, Authority Revenue Series A, 5.00%, 12/15/2031	620,000	636,250
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	125,716
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	440,391
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (a)	370,000	387,205
Montgomery County, PA, Industrial Development Authority Revenue 5.25%, 1/1/2040	205,000	206,683
Pennsylvania Economic Dev. Financing Auth. AMT, 5.00%, 12/31/2038	1,000,000	1,093,130
Pennsylvania Industrial Development Authority 5.00%, 7/1/2021	1,000,000	1,166,880
Pennsylvania, State Economic Development Financing Authority Revenue AMT, 6.00%, 6/1/2031	515,000	515,051

Pennsylvania, State Higher Educational Facilities Authority Revenue Series A, 6.50%, 9/1/2038	1,165,000	1,273,508
Pennsylvania, Turnpike Commission Revenue Series D, 5.30%, 12/1/2041	700,000	779,947
Philadelphia, PA, Airport System Revenue:
Series A, AMT, 5.00%, 6/15/2020	295,000	334,430
Series A, AMT, 5.00%, 6/15/2022	165,000	190,070
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037	140,000	148,011
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,302,214
Scranton, PA, General Obligation Series B, 4.35%, 9/1/2020	745,000	721,890

		11,047,260

PUERTO RICO — 8.2%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	315,000	316,336
5.63%, 5/15/2043	705,000	706,121
Commonwealth of Puerto Rico:
Series A, 5.00%, 7/1/2029	830,000	538,313
Series A, 5.25%, 7/1/2029	150,000	97,884
Series A, 5.25%, 7/1/2034	175,000	113,361
Series A, 5.50%, 7/1/2032	360,000	235,505
Series C, 5.75%, 7/1/2032	240,000	157,889
Series E, 5.63%, 7/1/2032	120,000	78,674
Puerto Rico Cmwlth Prc:
Series A, 4.00%, 7/1/2021	130,000	83,630
Series A, 5.63%, 7/1/2031	245,000	160,779
Series A, 6.00%, 7/1/2040	200,000	132,056
Series C, 5.75%, 7/1/2036	705,000	463,714
Series C, 6.00%, 7/1/2035	150,000	99,042
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 5.00%, 7/1/2033	1,320,000	867,768
Series A, 5.13%, 7/1/2037	1,820,000	1,189,934
Series A, 5.25%, 7/1/2042	1,905,000	1,248,137
Puerto Rico Commonwealth, General Obligation:
4.50%, 7/1/2023	1,385,000	895,236
Series A, 5.00%, 7/1/2029	1,470,000	953,398
Series A, 5.00%, 7/1/2034	815,000	525,977
Series A, 5.13%, 7/1/2024	1,300,000	851,461
Series A, 5.13%, 7/1/2031	175,000	113,384
Series A, 5.13%, 7/1/2037	110,000	71,115
Series A, 5.25%, 7/1/2025	1,645,000	1,083,463
Series A, 5.25%, 7/1/2025	1,535,000	1,011,012
Series A, 5.50%, 7/1/2019	880,000	892,558
Series A, 5.75%, 7/1/2041	2,725,000	1,791,769
Series B, 4.10%, 7/1/2018	500,000	340,440
Series B, 5.75%, 7/1/2038	1,685,000	1,108,444

See accompanying notes to financial statements.

262

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2020	$100,000	$97,256
Puerto Rico Electric Power Auth.:
Series RR, 5.00%, 7/1/2026	140,000	113,168
Series TT, 5.00%, 7/1/2020	130,000	83,673
Series TT, 5.00%, 7/1/2023	435,000	279,757
Series XX, 5.25%, 7/1/2035	150,000	96,404
Series ZZ, 4.75%, 7/1/2027	215,000	138,211
Puerto Rico Electric Power Authority Series V V, 5.50%, 7/1/2020	75,000	48,272
Puerto Rico Electric Power Authority Revenue:
Series A, 5.05%, 7/1/2042	1,400,000	899,626
Series AAA, 5.25%, 7/1/2027	595,000	382,496
Series LL, 5.50%, 7/1/2018	400,000	408,600
Series RR, 5.00%, 7/1/2022	135,000	134,995
Series V V, 5.25%, 7/1/2025	175,000	174,354
Series WW, 5.50%, 7/1/2038	3,865,000	2,483,572
Puerto Rico Highway Transprt Prctrn:
Series I, 5.00%, 7/1/2026	185,000	86,062
Series L, 5.25%, 7/1/2022	140,000	66,550
Puerto Rico Highways & Transportation Auth.:
5.25%, 7/1/2018	225,000	115,760
Series G, 5.00%, 7/1/2042	640,000	147,379
Puerto Rico Highways & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038	1,220,000	1,072,209
Series L-AGC-ICC, 5.25%, 7/1/2041	125,000	123,271
Series N, 5.25%, 7/1/2031	275,000	254,427
Puerto Rico Infrastructure Fin Prcfac Series C, 5.50%, 7/1/2020	140,000	67,432
Puerto Rico Infrastructure Financing Auth.:
Series B, 5.00%, 7/1/2021	1,000,000	145,000
Series B, 5.00%, 7/1/2022	125,000	18,125
Series B, 5.00%, 12/15/2022	600,000	183,684
Series B, 5.00%, 7/1/2046	315,000	45,675
Puerto Rico Infrastructure Financing Authority Revenue Series B, 5.00%, 7/1/2037	500,000	72,500
Puerto Rico Public Buildings Auth.:
Series G, 4.75%, 7/1/2032	110,000	61,237
Series N, 5.00%, 7/1/2032	525,000	294,908
Puerto Rico Public Buildings Authority Revenue:
Series I, 5.25%, 7/1/2029	1,175,000	676,142
Series S, 5.75%, 7/1/2022	2,075,000	1,258,861
Puerto Rico Sales Tax Financing Corp. Revenue:
Series A, 5.38%, 8/1/2039	4,400,000	1,771,440
Series A, 5.50%, 8/1/2042	3,360,000	1,360,934
Series C, 5.00%, 8/1/2022	250,000	166,740
Series C, 5.25%, 8/1/2040	7,500,000	4,237,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev.:
Series A-1, 5.00%, 8/1/2043	100,000	40,001

Series C, 5.38%, 8/1/2036	235,000	94,886

		33,828,507

RHODE ISLAND — 0.1%
Tobacco Settlement Fing Corp. R Tobgen Series A, 5.00%, 6/1/2024	260,000	306,589

SOUTH CAROLINA — 0.7%
Kershaw & Lee County Regional Water Authority Revenue Series A, 3.50%, 6/1/2029	275,000	293,788
North Charleston Housing Authority Revenue Series A, AMT, 5.10%, 8/20/2041	880,000	881,223
Piedmont Municipal Power Agency Revenue Series A2, Zero Coupon, 1/1/2029 (b)	1,275,000	783,589
South Carolina Jobs — Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	296,425
South Carolina Ports Auth. AMT, 4.00%, 7/1/2040	650,000	663,449

		2,918,474

TENNESSEE — 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Series A, 5.25%, 1/1/2045	150,000	167,553
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	893,590
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	449,200
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	410,676
Sullivan County Health Educational & Housing Facilities Board Revenue Series C, 5.25%, 9/1/2036	1,000,000	1,024,960
Tennessee Energy Acquisition Corp., Gas Revenue 5.25%, 9/1/2026	215,000	256,919

		3,202,898

TEXAS — 6.4%
Austin, TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	875,000	883,794
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	396,096
Central Texas Turnpike System Series C, 5.00%, 8/15/2037	500,000	558,540
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,112,100
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (b)	315,000	185,882

See accompanying notes to financial statements.

263

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 8/15/2034	$500,000	$564,915
Clifton Higher Education Finance Corp. Revenue Series A, 3.95%, 12/1/2032	115,000	109,661
Dallas Cnty. Flood Control Dist. No 1 5.00%, 4/1/2028 (a)	500,000	516,535
Dallas Fort Worth Tx Internati Dalapt 11/22 Fixed 5 Series B, AMT, 5.00%, 11/1/2022	500,000	593,405
Dallas/Fort Worth International Airport Revenue Series H, AMT, 5.00%, 11/1/2027	125,000	141,775
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	225,000	245,783
6.00%, 8/15/2028	230,000	253,913
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	368,021
El Paso Cnty. Hospital Dist. 5.00%, 8/15/2039	285,000	312,574
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	525,540
Fort Bend County Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	385,000	384,804
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	250,000	262,467
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B, 7.00%, 1/1/2043	500,000	593,010
Houston, TX, Airport System Revenue:
AMT, 4.50%, 7/1/2020	2,150,000	2,275,990
AMT, 6.50%, 7/15/2030	300,000	349,053
Series A, AMT, 5.00%, 7/1/2024	100,000	114,014
Love Field, TX, Airport Modernization Corp. Revenue Series AI, 5.25%, 11/1/2040	500,000	550,670
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,000,000	1,043,460
Mission Economic Dev. Corp. AMT, 7.75%, 1/1/2045 (a)	940,000	941,457
New Hope, Cultural Education Facilities Corp., Revenue:
5.00%, 7/1/2047	1,000,000	1,039,880
5.50%, 1/1/2049	1,000,000	1,008,650
Series A, 5.00%, 4/1/2046	335,000	346,882
Red River Authority, Pollution Control, Revenue Series B, AMT, 6.70%, 11/1/2030	500,000	501,745
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,165,590
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
5.00%, 10/1/2044	1,000,000	1,073,160

5.63%, 11/15/2041	500,000	521,320
Texas Municipal Gas Acquisition & Supply Corp. I:
Series A, 5.25%, 12/15/2026	160,000	191,253
Series D, 6.25%, 12/15/2026	350,000	430,493
Texas Municipal Gas Acquisition & Supply Corp. III:
5.00%, 12/15/2022	1,175,000	1,374,538
5.00%, 12/15/2030	325,000	358,023
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 6/30/2040	350,000	424,634
AMT, 7.00%, 12/31/2038	1,000,000	1,254,160
Texas, Brazos River Authority, Pollution Control Revenue 5.40%, 10/1/2029 (e)	1,000,000	35,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A, 5.25%, 12/15/2024	100,000	118,850
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2031	470,000	516,224
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,147,670
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	396,932
6.25%, 9/1/2040	370,000	371,558
6.38%, 9/1/2045	505,000	508,020

		26,068,041

U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority, Revenue Series B, 5.00%, 10/1/2025	645,000	700,644
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	155,000	161,132
Series A, 5.00%, 7/1/2031	1,170,000	1,173,428

		2,035,204

UTAH — 0.7%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (e)	1,000,000	1,058,230
Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (a)	700,000	729,953
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	1,000,000	1,027,290
Series A, 7.00%, 7/15/2045	110,000	121,079

		2,936,552

VIRGINIA — 1.6%
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (a)	335,000	344,658

See accompanying notes to financial statements.

264

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (a)	$1,000,000	$1,009,450
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	1,250,000	1,282,963
Tobacco Settlement Financing Corp., VA, Revenue Series B1, 5.00%, 6/1/2047	1,490,000	1,164,182
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (a)	875,000	927,264
Virginia, Small Business Financing Authority Revenue:
AMT, 5.00%, 7/1/2034	500,000	536,355
AMT, 5.50%, 1/1/2042	1,250,000	1,384,262

		6,649,134

WASHINGTON — 0.6%
Everett Public Facilities District Revenue Series A, 5.00%, 12/1/2023	140,000	146,616
Port of Seattle, WA, Industrial Development Corp. AMT, 5.00%, 4/1/2030	700,000	735,987
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	370,000	369,911
Washington Health Care Facs. Auth. 5.00%, 7/1/2039	750,000	827,497
Washington, Health Care Facilities Authority Revenue 6.38%, 10/1/2033	205,000	231,761
Washington, State Housing Finance Commission Revenue Series A, 7.00%, 7/1/2045 (a)	345,000	358,076

		2,669,848

WISCONSIN — 1.7%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	347,405
Public Finance Authority:
5.00%, 9/1/2030 (a)	800,000	821,456
5.25%, 3/1/2035 (a)	750,000	751,568
5.88%, 4/1/2045	530,000	545,370
AMT, 5.25%, 4/1/2030	775,000	804,566
Series A, 5.13%, 10/1/2045	415,000	420,636
Series A, 6.20%, 10/1/2042	325,000	350,360
Series A, 7.00%, 5/1/2040	630,000	602,349
Series A ACCD, 8.63%, 6/1/2047	1,000,000	1,192,590
Wisconsin Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	484,706
5.00%, 6/1/2039	185,000	201,374
5.50%, 5/1/2034	350,000	370,087

		6,892,467

TOTAL MUNICIPAL BONDS & NOTES (Cost $371,764,364)		380,950,324

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 6.8%
Dreyfus Tax Exempt Cash Management Fund 0.01% (f) (g) (Cost $27,916,082)	27,916,082	27,916,082

TOTAL INVESTMENTS — 99.7% (h) (Cost $399,680,446)		408,866,406
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	1,266,398

NET ASSETS — 100.0%		$410,132,804

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. Securities, which represent 6.3% of net assets as of December 31, 2015, securities considered liquid based upon procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(e)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(i)	Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 3 of the fair value hierarchy. Total market value of such securities represent $0 and 0.0% of net assets of the Fund at December 31, 2015.

See accompanying notes to financial statements.

265

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ARIZONA — 0.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$220,000	$251,394
Phoenix, AZ, General Obligation Series B, 5.27%, 7/1/2034	110,000	128,988

		380,382

CALIFORNIA — 36.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue 7.05%, 12/1/2044	140,000	183,600
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	455,000	627,158
California, State General Obligation:
7.30%, 10/1/2039	735,000	1,028,699
7.35%, 11/1/2039	385,000	545,333
7.50%, 4/1/2034	845,000	1,179,088
7.55%, 4/1/2039	1,290,000	1,873,738
7.60%, 11/1/2040	910,000	1,350,667
7.63%, 3/1/2040	560,000	815,511
7.70%, 11/1/2030	545,000	662,393
7.95%, 3/1/2036	590,000	705,823
California, State Public Works Board, Lease Revenue Series G-2, 8.36%, 10/1/2034	125,000	177,406
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	225,000	280,917
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	145,000	175,492
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	190,000	256,447
7.62%, 8/1/2040	135,000	188,916
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	85,000	115,139
6.75%, 8/1/2049	305,000	431,322
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	175,000	225,108
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	30,000	36,435
6.17%, 7/1/2040	200,000	224,130
6.57%, 7/1/2045	360,000	491,155
6.60%, 7/1/2050	85,000	115,901
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	250,000	305,598
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	460,000	553,753
Series RY, 6.76%, 7/1/2034	635,000	836,689

Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A, 6.91%, 2/15/2041	150,000	203,109
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	90,000	110,188
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	190,000	239,780
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	235,000	306,334
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	615,000	828,835
6.91%, 10/1/2050	245,000	336,606
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 6.00%, 11/1/2040	215,000	260,728
Series DE, 6.00%, 11/1/2040	200,000	243,450
6.95%, 11/1/2050	45,000	62,372
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	230,000	276,727
University of California, Revenue:
5.77%, 5/15/2043	315,000	385,982
5.95%, 5/15/2045	185,000	225,204
6.27%, 5/15/2031	180,000	199,958
Series H, 6.55%, 5/15/2048	285,000	365,798
Series F, 6.58%, 5/15/2049	115,000	148,572

		17,580,061

COLORADO — 1.2%
Colorado, Regional Transportation District, Sales Tax Revenue Series B, 5.84%, 11/1/2050	135,000	174,844
Colorado, State Bridge Enterprise Revenue 6.08%, 12/1/2040	160,000	199,741
Denver, CO, City & County School District No 1, General Obligation Series C, 5.66%, 12/1/2033	110,000	131,188
Denver, CO, General Obligation 5.65%, 8/1/2030	60,000	68,394

		574,167

CONNECTICUT — 0.7%
Connecticut, State General Obligation 5.09%, 10/1/2030	170,000	187,434
Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	155,000	176,760

		364,194

DISTRICT OF COLUMBIA — 1.4%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	115,591
Series E, 5.59%, 12/1/2034	145,000	175,955

See accompanying notes to financial statements.

266

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	$110,000	$129,113
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	175,000	235,476

		656,135

GEORGIA — 3.0%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	405,000	486,045
6.66%, 4/1/2057	575,000	682,801
7.06%, 4/1/2057	235,000	262,906

		1,431,752

ILLINOIS — 4.9%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	310,000	358,078
Chicago, IL, O’Hare International Airport Revenue:
Series B, 6.40%, 1/1/2040	155,000	195,167
Series B, 6.85%, 1/1/2038	60,000	66,955
Chicago, IL, Transit Authority, Sales Tax Revenue Series B, 6.20%, 12/1/2040	190,000	206,144
Chicago, IL, Waste Water Transmission Revenue Series B, 6.90%, 1/1/2040	105,000	120,427
Chicago, IL, Water Revenue Series B, 6.74%, 11/1/2040	145,000	165,262
Cook County, IL, General Obligation 6.23%, 11/15/2034	130,000	139,188
Illinois, State General Obligation:
6.63%, 2/1/2035	335,000	349,405
6.73%, 4/1/2035	105,000	109,646
7.35%, 7/1/2035	215,000	235,648
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	75,000	91,165
6.18%, 1/1/2034	250,000	312,680

		2,349,765

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	105,000	130,768

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	80,000	87,130

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	145,000	185,085

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	185,000	224,995

MASSACHUSETTS — 5.0%
Massachusetts, State General Obligation:
Series E, 4.20%, 12/1/2021	1,080,000	1,163,074
Series D, 4.50%, 8/1/2031	270,000	289,875
5.46%, 12/1/2039	410,000	495,337
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	105,000	122,752
5.72%, 8/15/2039	195,000	237,095
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	110,000	128,932

		2,437,065

MICHIGAN — 0.2%
Michigan, State General Obligation Series B, 7.63%, 9/15/2027	105,000	120,478

MISSISSIPPI — 0.3%
Mississippi, State General Obligation 5.25%, 11/1/2034	135,000	153,185

MISSOURI — 0.9%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	110,000	129,447
University of Missouri, Revenue:
5.79%, 11/1/2041	105,000	134,131
5.96%, 11/1/2039	125,000	155,643

		419,221

NEVADA — 0.7%
Clark County, NV, Airport Revenue:
Series C, 6.82%, 7/1/2045	220,000	306,451
6.88%, 7/1/2042	35,000	39,169

		345,620

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
Series C, 5.75%, 12/15/2028	515,000	530,229
Series C, 6.10%, 12/15/2028	200,000	208,848
6.56%, 12/15/2040	45,000	47,774
Series B, 6.88%, 12/15/2039	385,000	403,449
New Jersey, State Turnpike Authority Revenue:
Series A, 7.10%, 1/1/2041	580,000	797,187
7.41%, 1/1/2040	705,000	1,001,276
Rutgers University, Revenue 5.67%, 5/1/2040	155,000	180,062

		3,168,825

NEW YORK — 14.4%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	40,000	48,891
5.72%, 6/15/2042	165,000	206,133
5.75%, 6/15/2041	190,000	240,802
5.79%, 6/15/2041	225,000	247,808
5.88%, 6/15/2044	230,000	298,660
5.95%, 6/15/2042	180,000	234,425

See accompanying notes to financial statements.

267

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

6.01%, 6/15/2042	$235,000	$306,212
6.28%, 6/15/2042	5,000	5,706
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	275,000	335,629
5.57%, 11/1/2038	305,000	369,764
6.83%, 7/15/2040	75,000	99,273
New York, NY, General Obligation:
Series A2, 5.21%, 10/1/2031	160,000	193,819
5.52%, 10/1/2037	340,000	401,652
Series H-1-BABS, 5.85%, 6/1/2040	225,000	279,373
Series H-1-BABS, 6.25%, 6/1/2035	5,000	5,617
Series F1, 6.27%, 12/1/2037	280,000	358,666
Series F1, 6.65%, 12/1/2031	5,000	5,798
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	197,538
6.09%, 11/15/2040	105,000	133,107
6.55%, 11/15/2031	30,000	36,913
6.65%, 11/15/2039	65,000	84,555
6.67%, 11/15/2039	180,000	235,186
6.69%, 11/15/2040	165,000	217,663
6.81%, 11/15/2040	280,000	370,905
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	360,000	527,771
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	291,560
5.39%, 3/15/2040	80,000	95,400
5.43%, 3/15/2039	100,000	115,600
5.50%, 3/15/2030	235,000	276,487
5.60%, 3/15/2040	195,000	235,404
5.63%, 3/15/2039	50,000	60,181
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	215,000	258,950
5.84%, 3/15/2040	150,000	182,127

		6,957,575

NORTH CAROLINA — 0.0% (a)
North Carolina, Turnkpike Authority Revenue 6.70%, 1/1/2039	20,000	22,080

OHIO — 4.6%
Ohio State University, General Receipts Revenue Series C, 4.91%, 6/1/2040	285,000	319,955
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	105,000	121,364
6.05%, 2/15/2043	185,000	216,128
Series E, 6.27%, 2/15/2050	160,000	186,069
7.50%, 2/15/2050	205,000	271,440
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	215,000	251,606
8.08%, 2/15/2050	265,000	390,833

Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	200,000	226,662
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	210,000	235,950

		2,220,007

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	75,000	95,236

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	150,000	175,326
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	190,000	203,270
5.35%, 5/1/2030	115,000	126,085
5.45%, 2/15/2030	85,000	96,893
Series B, 5.85%, 7/15/2030	30,000	33,859
Pennsylvania, Turnpike Commission Revenue:
Series B, 5.51%, 12/1/2045	140,000	162,065
6.11%, 12/1/2039	280,000	347,914

		1,145,412

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue 6.45%, 1/1/2050	155,000	194,148

TENNESSEE — 0.7%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	140,000	179,192
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	160,000	185,992

		365,184

TEXAS — 9.6%
Dallas County, TX, Hospital District General Obligation Series C, 5.62%, 8/15/2044	150,000	185,025
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	280,000	319,746
5.02%, 12/1/2048	160,000	189,342
6.00%, 12/1/2044	240,000	313,342
6.25%, 12/1/2034	5,000	5,562
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	212,510
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	265,000	307,999
North Texas, Tollway Authority Revenue:
Series C, 6.72%, 1/1/2049	385,000	530,391
8.91%, 2/1/2030	25,000	29,722

See accompanying notes to financial statements.

268

SPDR Nuveen Barclays Build America Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

San Antonio, TX, Electric & Gas Revenue 5.72%, 2/1/2041	$150,000	$184,488
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	275,000	346,555
Texas, State General Obligation:
Series A, 4.63%, 4/1/2033	60,000	66,263
Series A, 4.68%, 4/1/2040	305,000	340,078
5.52%, 4/1/2039	425,000	531,501
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	535,000	629,786
University of Texas, Revenue:
Series C, 4.79%, 8/15/2046	170,000	193,834
Series D, 5.13%, 8/15/2042	130,000	153,079
5.26%, 7/1/2039	70,000	84,036
Series B, 6.28%, 8/15/2041	5,000	5,573

		4,628,832

UTAH — 0.7%
Utah, State General Obligation Series D, 4.55%, 7/1/2024	125,000	140,502
Utah, Transport Authority Sales Tax Revenue Series B, 5.94%, 6/15/2039	160,000	200,664

		341,166

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	170,000	234,529
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	115,000	131,049

		365,578

WASHINGTON — 1.8%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	235,000	286,702
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	105,000	128,534
Washington, State General Obligation:
5.14%, 8/1/2040	85,000	99,935
Series D, 5.48%, 8/1/2039	275,000	333,809

		848,980

TOTAL MUNICIPAL BONDS & NOTES (Cost $49,886,348)		47,793,026

	Shares

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $4,785)	4,785	4,785

TOTAL INVESTMENTS — 99.0% (f) (Cost $49,891,133)		47,797,811
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		467,008

NET ASSETS — 100.0%		$48,264,819

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by the following:

Insurance Coverage	As a % of Net Assets
Permanent School Fund Guaranteed	0.64%

(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

269

SPDR DB International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.2%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,230,510	$2,391,519
4.00%, 8/20/2020	AUD	9,968,010	8,462,587
1.25%, 2/21/2022	AUD	4,707,063	3,581,401
3.00%, 9/20/2025	AUD	3,515,189	3,112,374
2.50%, 9/20/2030	AUD	2,672,890	2,358,387
2.00%, 8/21/2035	AUD	3,399,795	2,868,458
1.25%, 8/21/2040	AUD	1,821,060	1,352,688

			24,127,414

BRAZIL — 4.6%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 5/15/2017	BRL	7,481,797	1,882,975
6.00%, 8/15/2018	BRL	10,391,385	2,570,966
6.00%, 5/15/2019	BRL	4,156,554	1,015,843
6.00%, 8/15/2022	BRL	20,228,563	4,776,960
6.00%, 5/15/2023	BRL	9,213,695	2,155,014
6.00%, 8/15/2024	BRL	20,228,563	4,691,040
6.00%, 5/15/2035	BRL	14,138,308	3,085,517
6.00%, 8/15/2040	BRL	4,987,865	1,075,005
6.00%, 5/15/2045	BRL	7,620,349	1,620,057
6.00%, 5/15/2055	BRL	16,418,388	3,495,507

			26,368,884

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	1,083,264	911,389
1.50%, 12/1/2044	CAD	4,401,280	3,871,929
2.00%, 12/1/2041	CAD	4,889,189	4,679,803
3.00%, 12/1/2036	CAD	3,704,790	3,975,122
4.00%, 12/1/2031	CAD	4,767,326	5,361,946
4.25%, 12/1/2021	CAD	2,717,649	2,490,549
4.25%, 12/1/2026	CAD	4,402,802	4,577,063

			25,867,801

CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2026	CLP	743,243,610	1,034,063
3.00%, 1/1/2020	CLP	640,727,250	960,151
3.00%, 1/1/2024	CLP	1,153,309,050	1,795,181
3.00%, 3/1/2028	CLP	1,922,181,750	3,083,052
3.00%, 1/1/2030	CLP	2,921,716,261	4,698,743
3.00%, 1/1/2044	CLP	1,678,705,395	2,826,484
Bonos del Banco Central de Chile en UF:
3.00%, 5/1/2017	CLP	1,742,778,122	2,518,260
3.00%, 1/1/2018	CLP	1,153,309,050	1,685,449
3.00%, 2/1/2021	CLP	1,281,454,500	1,947,642
3.00%, 2/1/2041	CLP	1,281,454,500	2,149,843
3.00%, 7/1/2017	CLP	1,537,745,400	2,227,517

			24,926,385

FRANCE — 15.0%
France Government Bond OAT:
0.25%, 7/25/2018	EUR	5,700,898	6,373,756
0.25%, 7/25/2024	EUR	2,975,018	3,395,366
0.70%, 7/25/2030 (a)	EUR	1,706,851	2,001,068
1.10%, 7/25/2022	EUR	6,136,578	7,424,561
1.80%, 7/25/2040	EUR	4,816,098	6,968,996
2.25%, 7/25/2020	EUR	11,118,124	13,791,215
3.15%, 7/25/2032	EUR	7,303,610	11,722,624
0.10%, 3/1/2025	EUR	1,301,365	1,447,748
1.00%, 7/25/2017	EUR	10,708,834	11,959,615
1.30%, 7/25/2019	EUR	4,372,363	5,097,984
2.10%, 7/25/2023	EUR	4,339,312	5,601,016
3.40%, 7/25/2029	EUR	6,073,954	9,600,196

			85,384,145

GERMANY — 4.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, 4/15/2018	EUR	5,719,430	6,364,733
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	6,121,898	6,962,174
0.10%, 4/15/2026	EUR	756,780	863,649
0.10%, 4/15/2046	EUR	1,194,529	1,312,863
0.50%, 4/15/2030	EUR	2,655,765	3,153,691
1.75%, 4/15/2020	EUR	6,581,340	7,871,462

			26,528,572

ISRAEL — 4.6%
Israel Government Bond — CPI Linked:
0.75%, 10/31/2025	ILS	3,485,944	904,835
1.00%, 5/30/2017	ILS	6,652,848	1,724,456
1.00%, 5/31/2045	ILS	3,000,000	670,721
1.75%, 9/29/2023	ILS	12,761,497	3,616,958
2.75%, 8/30/2041	ILS	12,100,439	3,965,859
2.75%, 9/30/2022	ILS	1,438,454	430,889
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	28,853,479	8,987,536
4.00%, 7/31/2024	ILS	17,268,876	5,753,216

			26,054,470

ITALY — 11.5%
Italy Buoni Poliennali Del Tesoro:
1.25%, 9/15/2032 (a)	EUR	1,700,272	1,909,287
1.70%, 9/15/2018	EUR	3,036,660	3,477,336
2.10%, 9/15/2017	EUR	6,877,290	7,774,929
2.10%, 9/15/2021	EUR	7,810,272	9,441,921
2.35%, 9/15/2019	EUR	7,869,427	9,358,107
2.35%, 9/15/2024 (a)	EUR	3,873,909	4,852,414
2.35%, 9/15/2035	EUR	5,984,650	7,983,642
2.55%, 9/15/2041	EUR	3,263,520	4,443,945
2.60%, 9/15/2023	EUR	8,344,630	10,652,920
3.10%, 9/15/2026	EUR	3,769,473	5,098,106

			64,992,607

See accompanying notes to financial statements.

270

SPDR DB International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

JAPAN — 5.0%
Japanese Government CPI Linked Bond:
1.40%, 6/10/2018	JPY	722,625,000	$6,511,705
0.10%, 9/10/2023	JPY	695,520,000	6,099,785
0.10%, 3/10/2024	JPY	801,076,500	7,025,526
0.10%, 9/10/2024	JPY	500,500,000	4,404,001
0.10%, 3/10/2025	JPY	462,383,000	4,066,679

			28,107,696

MEXICO — 4.4%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	64,895,311	3,511,824
2.50%, 12/10/2020	MXN	69,417,158	3,909,674
3.50%, 12/14/2017	MXN	53,273,633	3,178,296
4.00%, 6/13/2019	MXN	21,524,700	1,295,423
4.00%, 11/15/2040	MXN	10,762,350	630,989
4.00%, 11/8/2046	MXN	64,035,983	3,753,690
4.50%, 12/4/2025	MXN	13,452,938	856,029
4.50%, 11/22/2035	MXN	121,154,333	7,674,837

			24,810,762

POLAND — 2.7%
Poland Government Bond 2.75%, 8/25/2023	PLN	55,211,170	15,448,236

SOUTH AFRICA — 3.8%
South Africa Government Bond — CPI Linked:
2.00%, 1/31/2025	ZAR	49,233,441	3,124,966
2.25%, 1/31/2038	ZAR	40,778,002	2,586,239
2.50%, 3/31/2046	ZAR	27,807,988	1,825,667
2.50%, 12/31/2050	ZAR	34,749,250	2,268,258
5.50%, 12/7/2023	ZAR	25,439,659	2,052,882
3.45%, 12/7/2033	ZAR	67,974,868	5,088,835
2.50%, 1/31/2017	ZAR	73,922,282	4,790,868

			21,737,715

SOUTH KOREA — 3.1%
Inflation Linked Korea Treasury Bond:
2.75%, 3/10/2017	KRW	2,124,762,000	1,848,372
2.75%, 6/10/2020	KRW	3,865,230,216	3,500,971
1.50%, 6/10/2021	KRW	8,525,440,000	7,316,326
1.13%, 6/10/2023	KRW	5,826,540,000	4,835,280

			17,500,949

SWEDEN — 4.1%
Sweden Inflation Linked Bond:
4.00%, 12/1/2020	SEK	40,134,801	5,939,528
3.50%, 12/1/2028	SEK	45,265,488	7,746,220
0.50%, 6/1/2017	SEK	17,842,214	2,155,694
0.25%, 6/1/2022	SEK	30,036,939	3,773,647
1.00%, 6/1/2025	SEK	25,856,773	3,436,309

			23,051,398

TURKEY — 4.7%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	6,124,280	1,857,941
2.00%, 10/26/2022	TRY	12,584,450	4,123,893
2.00%, 9/18/2024	TRY	6,809,317	2,197,570

2.00%, 4/16/2025	TRY	7,415,009	2,384,153
2.40%, 5/8/2024	TRY	621,763	207,265
2.80%, 11/8/2023	TRY	8,073,520	2,775,674
3.00%, 1/6/2021	TRY	7,321,785	2,548,584
3.00%, 2/23/2022	TRY	13,747,315	4,794,617
3.50%, 2/20/2019	TRY	5,833,790	2,050,626
4.00%, 4/1/2020	TRY	9,986,557	3,606,157

			26,546,480

UNITED KINGDOM — 18.1%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	410,334	630,072
0.13%, 3/22/2024	GBP	1,712,752	2,676,497
0.13%, 3/22/2029	GBP	163,952	264,593
0.13%, 3/22/2046	GBP	905,985	1,679,153
0.13%, 3/22/2068	GBP	259,815	616,873
0.25%, 3/22/2052	GBP	3,001,908	6,200,910
0.38%, 3/22/2062	GBP	2,750,975	6,708,236
0.50%, 3/22/2050	GBP	3,404,912	7,377,798
0.63%, 3/22/2040	GBP	179,775	354,883
0.63%, 11/22/2042	GBP	2,626,011	5,371,759
0.75%, 3/22/2034	GBP	2,961,243	5,495,874
0.75%, 11/22/2047	GBP	3,434,778	7,672,045
1.13%, 11/22/2037	GBP	1,603,915	3,358,668
1.25%, 11/22/2017	GBP	1,473,494	2,271,425
1.25%, 11/22/2027	GBP	4,011,566	7,244,353
1.25%, 11/22/2032	GBP	3,196,837	6,289,476
1.25%, 11/22/2055	GBP	3,577,951	10,157,812
1.88%, 11/22/2022	GBP	4,542,552	7,931,737
2.00%, 1/26/2035	GBP	3,610,958	8,018,376
2.50%, 4/16/2020	GBP	3,131,412	5,227,189
4.13%, 7/22/2030	GBP	2,870,096	7,180,928

			102,728,657

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $608,359,340)			564,182,171

	Shares

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $180,656)		180,656	180,656

TOTAL INVESTMENTS — 99.5%(f)
(Cost $608,539,996)			564,362,827
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,749,985

NET ASSETS — 100.0%			$567,112,812

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 1.6% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Value is determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

271

SPDR DB International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CLP Chilean Peso

EUR Euro

GBP British Pound

ILS Israeli New Shekel

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

PLN Polish Zloty

SEK Swedish Krona

TRY Turkish New Lira

ZAR South African Rand

See accompanying notes to financial statements.

272

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 4.5%
Australia Government Bond:
3.25%, 10/21/2018	AUD	1,710,000	$1,285,077
4.25%, 7/21/2017	AUD	3,325,000	2,500,226
5.50%, 1/21/2018	AUD	3,350,000	2,605,804
6.00%, 2/15/2017	AUD	1,960,000	1,487,900

			7,879,007

AUSTRIA — 3.6%
Austria Government Bond:
1.15%, 10/19/2018 (a)	EUR	1,000,000	1,128,557
3.20%, 2/20/2017 (a)	EUR	1,300,000	1,468,494
4.30%, 9/15/2017 (a)	EUR	1,200,000	1,405,569
4.65%, 1/15/2018 (a)	EUR	1,950,000	2,330,895

			6,333,515

BELGIUM — 4.6%
Belgium Government Bond:
1.25%, 6/22/2018	EUR	1,700,000	1,916,512
3.50%, 6/28/2017 (a)	EUR	1,650,000	1,894,182
4.00%, 3/28/2017 (a)	EUR	1,325,000	1,516,908
4.00%, 3/28/2018 (a)	EUR	1,400,000	1,667,579
5.50%, 9/28/2017 (a)	EUR	900,000	1,076,952

			8,072,133

CANADA — 4.6%
Canadian Government Bond:
0.25%, 5/1/2017	CAD	625,000	448,631
0.25%, 11/1/2017	CAD	925,000	663,149
1.25%, 8/1/2017	CAD	1,600,000	1,165,820
1.25%, 2/1/2018	CAD	1,000,000	731,373
1.25%, 3/1/2018	CAD	690,000	504,940
1.25%, 9/1/2018	CAD	700,000	513,861
1.50%, 2/1/2017	CAD	1,375,000	1,000,748
1.50%, 3/1/2017	CAD	800,000	582,783
1.50%, 9/1/2017	CAD	1,425,000	1,043,129
4.00%, 6/1/2017	CAD	800,000	604,351
4.25%, 6/1/2018	CAD	1,000,000	784,385

			8,043,170

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 6/1/2017	CLP	75,000,000	108,578
6.00%, 6/1/2018	CLP	45,000,000	66,027

			174,605

CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (b)	CZK	7,520,000	304,330
0.85%, 3/17/2018	CZK	6,500,000	267,787
4.00%, 4/11/2017	CZK	12,000,000	510,818
4.60%, 8/18/2018	CZK	11,500,000	521,097

			1,604,032

DENMARK — 0.9%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	2,200,000	324,823
4.00%, 11/15/2017	DKK	8,075,000	1,270,381

			1,595,204

FINLAND — 1.5%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	535,000	$602,789
1.88%, 4/15/2017 (a)	EUR	800,000	894,221
3.88%, 9/15/2017 (a)	EUR	980,000	1,140,894

			2,637,904

FRANCE — 5.6%
France Government Bond OAT:
Zero Coupon, 2/25/2018 (b)	EUR	735,000	802,898
1.00%, 5/25/2018	EUR	850,000	950,860
1.00%, 11/25/2018	EUR	1,000,000	1,124,110
3.75%, 4/25/2017	EUR	1,375,000	1,573,529
4.00%, 4/25/2018	EUR	950,000	1,133,817
4.25%, 10/25/2017	EUR	1,350,000	1,587,638
4.25%, 10/25/2018	EUR	1,000,000	1,222,529
French Treasury Note:
1.00%, 7/25/2017	EUR	660,000	731,650
1.75%, 2/25/2017	EUR	600,000	667,236

			9,794,267

GERMANY — 5.1%
Bundesschatzanweisungen:
Zero Coupon, 12/15/2017 (b)	EUR	250,000	273,394
Federal Republic of Germany:
Zero Coupon, 3/10/2017 (b)	EUR	465,000	507,161
Zero Coupon, 6/16/2017 (b)	EUR	500,000	545,923
Zero Coupon, 9/15/2017 (b)	EUR	250,000	273,108
0.25%, 4/13/2018	EUR	600,000	660,296
0.50%, 4/7/2017	EUR	710,000	779,495
0.50%, 10/13/2017	EUR	650,000	716,672
0.50%, 2/23/2018	EUR	675,000	746,140
0.75%, 2/24/2017	EUR	600,000	660,006
1.00%, 10/12/2018	EUR	700,000	787,830
3.75%, 1/4/2017	EUR	625,000	706,978
4.00%, 1/4/2018	EUR	675,000	797,061
4.25%, 7/4/2017	EUR	750,000	870,852
4.25%, 7/4/2018	EUR	550,000	665,921

			8,990,837

HONG KONG — 0.3%
Hong Kong Government Bond Programme:
0.83%, 11/6/2017	HKD	750,000	97,191
1.02%, 4/10/2017	HKD	2,600,000	338,231

			435,422

IRELAND — 1.5%
Ireland Government Bond:
4.50%, 10/18/2018	EUR	1,200,000	1,470,390
5.50%, 10/18/2017	EUR	1,005,000	1,202,998

			2,673,388

ISRAEL — 1.0%
Israel Government Bond:
1.25%, 10/31/2017	ILS	1,575,000	411,431
4.00%, 1/31/2018	ILS	2,150,000	593,592
5.50%, 2/28/2017	ILS	2,775,000	756,742

			1,761,765

See accompanying notes to financial statements.

273

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

ITALY — 5.8%
Italy Certificati di Credito del Tesoro:
Zero Coupon, 2/27/2017 (b)	EUR	600,000	$652,357
Zero Coupon, 8/30/2017 (b)	EUR	350,000	380,314
Republic of Italy:
0.25%, 5/15/2018	EUR	750,000	817,658
0.30%, 10/15/2018	EUR	200,000	218,464
0.75%, 1/15/2018	EUR	1,400,000	1,542,840
1.15%, 5/15/2017	EUR	750,000	827,656
1.50%, 12/15/2016	EUR	—	—
3.50%, 11/1/2017	EUR	700,000	808,941
3.50%, 6/1/2018	EUR	750,000	881,254
3.50%, 12/1/2018	EUR	500,000	596,101
4.00%, 2/1/2017	EUR	850,000	963,536
4.50%, 2/1/2018	EUR	450,000	533,951
4.50%, 8/1/2018	EUR	500,000	604,627
4.75%, 5/1/2017	EUR	600,000	692,777
4.75%, 6/1/2017	EUR	600,000	695,609

			10,216,085

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 1/15/2017	JPY	50,000,000	416,285
0.10%, 3/15/2017	JPY	195,000,000	1,624,062
0.10%, 4/15/2017	JPY	400,000,000	3,331,842
0.10%, 6/15/2017	JPY	110,000,000	916,522
0.10%, 12/15/2017	JPY	150,000,000	1,250,576
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	400,000,000	3,333,904
0.10%, 3/20/2018	JPY	225,000,000	1,875,321
104, 0.20%, 3/20/2017	JPY	150,000,000	1,250,763
0.20%, 6/20/2017	JPY	330,000,000	2,753,434
0.20%, 9/20/2017	JPY	200,000,000	1,669,662
0.20%, 12/20/2017	JPY	400,000,000	3,340,421
0.20%, 9/20/2018	JPY	250,000,000	2,090,403
0.20%, 12/20/2018	JPY	300,000,000	2,509,381
0.30%, 3/20/2017	JPY	310,000,000	2,588,002
0.30%, 6/20/2018	JPY	250,000,000	2,094,081
0.30%, 9/20/2018	JPY	230,000,000	1,928,352
0.40%, 6/20/2018	JPY	220,000,000	1,847,546
Government of Japan 10 Year Bond
1.50%, 9/20/2018	JPY	150,000,000	1,297,972
1.40%, 3/20/2018	JPY	250,000,000	2,143,356
1.70%, 9/20/2017	JPY	250,000,000	2,140,426

			40,402,311

LATVIA — 0.1%
Latvia Government International Bond 5.50%, 3/5/2018	EUR	75,000	91,249

LITHUANIA — 0.1%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	215,000	257,611

MALAYSIA — 2.6%
Malaysia Government Bond:
3.31%, 10/31/2017	MYR	5,300,000	$1,248,016
3.39%, 3/15/2017	MYR	2,300,000	540,396
3.58%, 9/28/2018	MYR	2,000,000	471,055
4.01%, 9/15/2017	MYR	2,750,000	654,707
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	1,675,000	391,382
3.68%, 11/23/2017	MYR	5,200,000	1,219,270

			4,524,826

MEXICO — 3.5%
Mexican Bonos:
4.75%, 6/14/2018	MXN	29,800,000	1,733,670
5.00%, 6/15/2017	MXN	16,400,000	963,163
7.25%, 12/15/2016	MXN	—	—
7.75%, 12/14/2017	MXN	24,300,000	1,504,139
8.50%, 12/13/2018	MXN	30,000,000	1,910,787

			6,111,759

NETHERLANDS — 4.5%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (b) (a)	EUR	1,000,000	1,093,031
0.50%, 4/15/2017 (a)	EUR	1,000,000	1,098,301
1.25%, 1/15/2018 (a)	EUR	1,600,000	1,792,452
2.50%, 1/15/2017 (a)	EUR	1,000,000	1,118,724
4.00%, 7/15/2018 (a)	EUR	1,225,000	1,474,959
4.50%, 7/15/2017 (a)	EUR	1,175,000	1,371,001

			7,948,468

NEW ZEALAND — 0.7%
New Zealand Government Bond 6.00%, 12/15/2017	NZD	1,740,000	1,265,700

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017 (a)	NOK	9,615,000	1,139,177

POLAND — 2.1%
Poland Government Bond:
Zero Coupon, 7/25/2017 (b)	PLN	2,300,000	568,834
2.50%, 7/25/2018	PLN	3,500,000	901,884
3.75%, 4/25/2018	PLN	3,000,000	793,996
4.75%, 4/25/2017	PLN	1,600,000	421,702
5.25%, 10/25/2017	PLN	3,700,000	996,342

			3,682,758

SINGAPORE — 1.1%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	750,000	521,006
1.38%, 10/1/2017	SGD	200,000	141,754
2.38%, 4/1/2017	SGD	1,000,000	718,148
4.00%, 9/1/2018	SGD	725,000	547,078

			1,927,986

SLOVAKIA — 0.7%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	300,000	340,289
4.63%, 1/19/2017	EUR	500,000	568,584

See accompanying notes to financial statements.

274

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Slovakia Government International Bond Series EMTN, 4.38%, 5/15/2017	EUR	300,000	$345,111

			1,253,984

SLOVENIA — 0.3%
Slovenia Government Bond 1.75%, 10/9/2017	EUR	300,000	335,320
Slovenia Government International Bond 4.00%, 3/22/2018	EUR	150,000	176,917

			512,237

SOUTH AFRICA — 0.5%
South Africa Government Bond:
8.00%, 12/21/2018	ZAR	5,500,000	346,489
8.25%, 9/15/2017	ZAR	9,550,000	614,323

			960,812

SOUTH KOREA — 4.6%
Korea Treasury Bond:
1.63%, 6/10/2018	KRW	1,700,000,000	1,448,628
1.75%, 12/10/2018	KRW	500,000,000	427,513
2.00%, 12/10/2017	KRW	2,280,000,000	1,957,312
2.75%, 6/10/2017	KRW	2,575,000,000	2,230,213
3.25%, 9/10/2018	KRW	1,000,000,000	887,803
3.50%, 3/10/2017	KRW	1,285,000,000	1,119,576

			8,071,045

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	850,000	925,504
0.50%, 10/31/2017	EUR	1,000,000	1,095,751
2.10%, 4/30/2017	EUR	1,150,000	1,283,702
3.75%, 10/31/2018	EUR	650,000	776,631
3.80%, 1/31/2017 (a)	EUR	375,000	424,064
4.10%, 7/30/2018 (a)	EUR	900,000	1,075,971
4.50%, 1/31/2018	EUR	1,025,000	1,214,660
5.50%, 7/30/2017 (a)	EUR	975,000	1,150,173

			7,946,456

SWEDEN — 0.7%
Kingdom of Sweden 3.75%, 8/12/2017	SEK	9,520,000	1,205,435

SWITZERLAND — 1.1%
Switzerland Government Bond:
3.00%, 1/8/2018	CHF	100,000	107,502
3.00%, 1/8/2018	CHF	1,745,000	1,875,919

			1,983,421

THAILAND — 1.3%
Thailand Government Bond:
3.25%, 6/16/2017	THB	67,500,000	1,923,168
5.13%, 3/13/2018	THB	9,000,000	269,065

			2,192,233

TURKEY — 1.6%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	2,450,000	771,383

8.30%, 6/20/2018	TRY	1,300,000	423,557
8.80%, 11/14/2018	TRY	2,500,000	817,959
9.00%, 3/8/2017	TRY	1,750,000	588,909
9.60%, 6/14/2017	TRY	380,000	128,496

			2,730,304

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	1,025,000	1,520,022
1.25%, 7/22/2018	GBP	1,500,000	2,232,481
1.75%, 1/22/2017	GBP	410,000	612,678
5.00%, 3/7/2018	GBP	1,500,000	2,418,525
8.75%, 8/25/2017	GBP	700,000	1,171,591

			7,955,297

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $184,515,818)			172,374,403

	Shares

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $1,452,149)		1,452,149	1,452,149

TOTAL INVESTMENTS — 99.0% (f) (Cost $185,967,967)			173,826,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			1,738,973

NET ASSETS — 100.0%			$175,565,525

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 15.3% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

275

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 1,317,934	RUB 95,000,000	01/29/2016	$(23,290)

				$(23,290)

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

CLP Chilean Peso

CZK Czech Koruna

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

ILS Israeli New Shekel

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

PLN Polish Zloty

RUB Russian Ruble

SEK Swedish Krona

SGD Singapore Dollar

THB Thai Baht

TRY Turkish New Lira

USD United States Dollar

ZAR South African Rand

See accompanying notes to financial statements.

276

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 3.9%
Australia Government Bond:
1.75%, 11/21/2020	AUD	1,620,000	$1,151,334
2.75%, 10/21/2019	AUD	3,300,000	2,457,293
2.75%, 4/21/2024	AUD	5,200,000	3,780,006
2.75%, 6/21/2035	AUD	1,000,000	658,214
3.25%, 10/21/2018	AUD	3,785,000	2,844,453
3.25%, 4/21/2025	AUD	5,000,000	3,762,947
3.25%, 4/21/2029	AUD	2,245,000	1,655,183
3.25%, 6/21/2039	AUD	800,000	559,353
3.75%, 4/21/2037	AUD	1,800,000	1,369,653
4.25%, 7/21/2017	AUD	3,965,000	2,981,473
4.25%, 4/21/2026	AUD	5,050,000	4,116,426
4.50%, 4/15/2020	AUD	4,720,000	3,763,384
4.50%, 4/21/2033	AUD	2,000,000	1,685,260
4.75%, 4/21/2027	AUD	4,500,000	3,832,027
5.25%, 3/15/2019	AUD	4,770,000	3,811,493
5.50%, 1/21/2018	AUD	4,000,000	3,111,408
5.50%, 4/21/2023	AUD	4,250,000	3,679,785
5.75%, 5/15/2021	AUD	4,800,000	4,093,953
5.75%, 7/15/2022	AUD	1,875,000	1,630,212
5.75%, 7/15/2022	AUD	2,050,000	1,782,365
6.00%, 2/15/2017	AUD	4,350,000	3,302,228

			56,028,450

AUSTRIA — 3.4%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,975,000	2,176,363
1.15%, 10/19/2018 (a)	EUR	1,500,000	1,692,836
1.20%, 10/20/2025 (a)	EUR	2,000,000	2,232,903
1.65%, 10/21/2024 (a)	EUR	2,000,000	2,343,931
1.75%, 10/20/2023 (a)	EUR	1,750,000	2,079,067
1.95%, 6/18/2019 (a)	EUR	1,450,000	1,690,367
2.40%, 5/23/2034 (a)	EUR	1,000,000	1,232,312
3.15%, 6/20/2044 (a)	EUR	1,200,000	1,704,629
3.20%, 2/20/2017 (a)	EUR	2,275,000	2,569,865
3.40%, 11/22/2022 (a)	EUR	2,000,000	2,619,113
3.50%, 9/15/2021 (a)	EUR	3,000,000	3,881,637
3.65%, 4/20/2022 (a)	EUR	1,725,000	2,272,076
3.65%, 4/20/2022 (a)	EUR	25,000	32,929
3.80%, 1/26/2062 (a)	EUR	750,000	1,293,327
3.90%, 7/15/2020 (a)	EUR	600,000	767,666
3.90%, 7/15/2020 (a)	EUR	2,300,000	2,942,721
4.15%, 3/15/2037 (a)	EUR	2,400,000	3,781,633
4.30%, 9/15/2017 (a)	EUR	1,625,000	1,903,374
4.35%, 3/15/2019 (a)	EUR	2,300,000	2,861,296
4.65%, 1/15/2018 (a)	EUR	2,500,000	2,988,327
4.85%, 3/15/2026 (a)	EUR	1,600,000	2,402,513
6.25%, 7/15/2027	EUR	1,520,000	2,582,677

			48,051,562

BELGIUM — 4.5%
Belgium Government Bond:
0.80%, 6/22/2025 (a)	EUR	2,900,000	3,101,835
1.00%, 6/22/2031 (a)	EUR	1,150,000	1,142,129
1.25%, 6/22/2018	EUR	2,150,000	2,423,824
1.90%, 6/22/2038 (a)	EUR	650,000	700,536
2.25%, 6/22/2023	EUR	2,330,000	2,839,283
2.60%, 6/22/2024 (a)	EUR	2,425,000	3,035,320

3.00%, 9/28/2019	EUR	2,250,000	2,729,391
3.00%, 6/22/2034 (a)	EUR	1,000,000	1,299,536
3.50%, 6/28/2017 (a)	EUR	2,175,000	2,496,876
3.75%, 9/28/2020 (a)	EUR	3,600,000	4,597,364
3.75%, 6/22/2045	EUR	1,500,000	2,246,852
4.00%, 3/28/2017 (a)	EUR	1,875,000	2,146,568
4.00%, 3/28/2018 (a)	EUR	2,125,000	2,531,147
4.00%, 3/28/2019	EUR	2,000,000	2,468,751
4.00%, 3/28/2022	EUR	2,300,000	3,069,015
4.00%, 3/28/2032	EUR	1,400,000	2,035,055
4.25%, 9/28/2021 (a)	EUR	2,800,000	3,743,529
4.25%, 9/28/2022	EUR	2,540,000	3,463,571
4.25%, 3/28/2041 (a)	EUR	2,500,000	3,979,573
4.50%, 3/28/2026 (a)	EUR	1,550,000	2,249,308
5.00%, 3/28/2035 (a)	EUR	3,440,000	5,712,467
5.50%, 9/28/2017 (a)	EUR	1,300,000	1,555,598
5.50%, 3/28/2028	EUR	3,000,000	4,811,284

			64,378,812

CANADA — 4.5%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,200,000	1,026,544
Canadian Government Bond:
0.25%, 5/1/2017	CAD	2,080,000	1,493,045
0.25%, 11/1/2017	CAD	2,725,000	1,953,600
0.75%, 9/1/2020	CAD	2,500,000	1,801,346
0.75%, 3/1/2021	CAD	1,775,000	1,271,877
1.25%, 8/1/2017	CAD	4,060,000	2,958,267
1.25%, 2/1/2018	CAD	2,150,000	1,572,452
1.25%, 3/1/2018	CAD	2,300,000	1,683,134
1.25%, 9/1/2018	CAD	2,000,000	1,468,174
1.50%, 2/1/2017	CAD	3,200,000	2,329,013
1.50%, 3/1/2017	CAD	2,150,000	1,566,230
1.50%, 9/1/2017	CAD	2,000,000	1,464,041
1.50%, 3/1/2020	CAD	2,100,000	1,565,045
1.50%, 6/1/2023	CAD	3,700,000	2,724,751
1.50%, 6/1/2026	CAD	1,550,000	1,112,494
1.75%, 3/1/2019	CAD	2,600,000	1,942,317
1.75%, 9/1/2019	CAD	2,200,000	1,649,295
2.25%, 6/1/2025	CAD	2,500,000	1,934,346
2.50%, 6/1/2024	CAD	3,000,000	2,368,166
2.75%, 6/1/2022	CAD	2,800,000	2,229,760
2.75%, 12/1/2048	CAD	1,500,000	1,224,793
3.25%, 6/1/2021	CAD	2,350,000	1,904,953
3.50%, 6/1/2020	CAD	2,500,000	2,020,751
3.50%, 12/1/2045	CAD	3,200,000	2,987,834
3.75%, 6/1/2019	CAD	3,625,000	2,889,692
4.00%, 6/1/2017	CAD	2,300,000	1,737,509
4.00%, 6/1/2041	CAD	2,900,000	2,835,386
4.25%, 6/1/2018	CAD	2,150,000	1,686,429
5.00%, 6/1/2037	CAD	2,950,000	3,168,484
5.75%, 6/1/2029	CAD	2,300,000	2,434,116
5.75%, 6/1/2033	CAD	3,000,000	3,340,127
8.00%, 6/1/2027	CAD	1,000,000	1,197,891

			63,541,862

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 6/1/2020	CLP	150,000,000	212,782

See accompanying notes to financial statements.

277

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

6.00%, 3/1/2022	CLP	365,000,000	$557,351
Chile Government International Bond 5.50%, 8/5/2020	CLP	260,000,000	377,562

			1,147,695

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (b)	CZK	8,500,000	343,990
0.85%, 3/17/2018	CZK	15,100,000	622,089
1.50%, 10/29/2019	CZK	31,300,000	1,334,461
2.40%, 9/17/2025	CZK	8,000,000	377,332
2.50%, 8/25/2028	CZK	10,000,000	483,335
3.75%, 9/12/2020	CZK	11,150,000	528,094
3.85%, 9/29/2021	CZK	12,500,000	612,465
4.00%, 4/11/2017	CZK	8,700,000	370,343
4.20%, 12/4/2036	CZK	5,000,000	299,411
4.60%, 8/18/2018	CZK	4,000,000	181,251
4.70%, 9/12/2022	CZK	14,070,000	739,550
4.85%, 11/26/2057	CZK	3,000,000	207,821
5.00%, 4/11/2019	CZK	30,500,000	1,434,408
5.70%, 5/25/2024	CZK	20,000,000	1,163,017

			8,697,567

DENMARK — 1.4%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	3,100,000	457,705
1.50%, 11/15/2023	DKK	12,735,000	1,979,306
1.75%, 11/15/2025	DKK	12,325,000	1,928,445
3.00%, 11/15/2021	DKK	20,150,000	3,391,364
4.00%, 11/15/2017	DKK	11,300,000	1,777,747
4.00%, 11/15/2019	DKK	19,950,000	3,354,892
4.50%, 11/15/2039	DKK	25,125,000	5,781,844
7.00%, 11/10/2024	DKK	4,700,000	1,056,033

			19,727,336

FINLAND — 1.3%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,550,000	1,711,581
0.75%, 4/15/2031 (a)	EUR	550,000	544,764
0.88%, 9/15/2025 (a)	EUR	800,000	865,387
1.13%, 9/15/2018 (a)	EUR	2,400,000	2,704,100
1.50%, 4/15/2023 (a)	EUR	250,000	291,439
1.63%, 9/15/2022 (a)	EUR	825,000	974,316
1.88%, 4/15/2017 (a)	EUR	950,000	1,061,888
2.00%, 4/15/2024 (a)	EUR	1,740,000	2,094,617
2.63%, 7/4/2042 (a)	EUR	800,000	1,070,059
2.75%, 7/4/2028 (a)	EUR	1,400,000	1,803,966
3.38%, 4/15/2020 (a)	EUR	2,800,000	3,487,027
3.50%, 4/15/2021 (a)	EUR	525,000	672,706
3.88%, 9/15/2017 (a)	EUR	250,000	291,044
4.00%, 7/4/2025 (a)	EUR	800,000	1,120,021
4.38%, 7/4/2019 (a)	EUR	100,000	125,867

			18,818,782

FRANCE — 6.4%
France Government Bond OAT:
Zero Coupon, 2/25/2018 (b)	EUR	1,950,000	2,130,139
Zero Coupon, 5/25/2020 (b)	EUR	1,400,000	1,518,372
0.25%, 11/25/2020	EUR	750,000	821,158

0.50%, 11/25/2019	EUR	1,750,000	1,941,844
0.50%, 5/25/2025	EUR	2,150,000	2,250,316
1.00%, 5/25/2018	EUR	1,900,000	2,125,452
1.00%, 11/25/2018	EUR	1,700,000	1,910,987
1.00%, 5/25/2019	EUR	1,700,000	1,916,700
1.00%, 11/25/2025	EUR	1,100,000	1,195,934
1.50%, 5/25/2031	EUR	750,000	806,992
1.75%, 5/25/2023	EUR	2,250,000	2,658,480
1.75%, 11/25/2024	EUR	2,250,000	2,640,736
2.25%, 10/25/2022	EUR	1,900,000	2,318,268
2.25%, 5/25/2024	EUR	2,300,000	2,809,927
2.50%, 10/25/2020	EUR	2,600,000	3,151,183
2.50%, 5/25/2030	EUR	2,200,000	2,705,388
2.75%, 10/25/2027	EUR	2,400,000	3,039,151
3.00%, 4/25/2022	EUR	2,500,000	3,171,040
3.25%, 10/25/2021	EUR	2,500,000	3,189,469
3.25%, 5/25/2045	EUR	1,175,000	1,621,215
3.50%, 4/25/2020	EUR	2,000,000	2,500,015
3.50%, 4/25/2026	EUR	2,400,000	3,238,538
3.75%, 4/25/2017	EUR	3,225,000	3,690,640
3.75%, 10/25/2019	EUR	2,000,000	2,489,148
3.75%, 4/25/2021	EUR	2,000,000	2,586,685
4.00%, 4/25/2018	EUR	1,275,000	1,521,702
4.00%, 10/25/2038	EUR	1,850,000	2,810,808
4.00%, 4/25/2055	EUR	500,000	810,576
4.00%, 4/25/2060	EUR	900,000	1,476,700
4.25%, 10/25/2017	EUR	2,000,000	2,352,057
4.25%, 10/25/2018	EUR	2,000,000	2,445,057
4.25%, 4/25/2019	EUR	3,000,000	3,733,982
4.25%, 10/25/2023	EUR	2,750,000	3,823,812
4.50%, 4/25/2041	EUR	1,700,000	2,803,199
4.75%, 4/25/2035	EUR	1,800,000	2,923,945
5.50%, 4/25/2029	EUR	2,900,000	4,738,573
6.00%, 10/25/2025	EUR	100,000	160,818
French Treasury Note:
1.00%, 7/25/2017	EUR	1,500,000	1,662,841
1.75%, 2/25/2017	EUR	1,565,000	1,740,375

			91,432,222

GERMANY — 4.5%
Federal Republic of Germany:
Zero Coupon, 3/10/2017 (b)	EUR	1,000,000	1,090,669
Zero Coupon, 6/16/2017 (b)	EUR	1,150,000	1,255,622
Zero Coupon, 9/15/2017 (b)	EUR	750,000	819,325
Zero Coupon, 4/17/2020 (b)	EUR	850,000	928,277
0.25%, 4/13/2018	EUR	1,000,000	1,100,494
0.25%, 10/11/2019	EUR	1,050,000	1,160,235
0.25%, 10/16/2020	EUR	1,000,000	1,101,428
0.50%, 4/7/2017	EUR	1,200,000	1,317,456
0.50%, 10/13/2017	EUR	1,625,000	1,791,681
0.50%, 2/23/2018	EUR	1,040,000	1,149,609
0.50%, 4/12/2019	EUR	1,000,000	1,113,122
0.50%, 2/15/2025	EUR	1,700,000	1,834,064
0.75%, 2/24/2017	EUR	1,120,000	1,232,010
1.00%, 10/12/2018	EUR	1,000,000	1,125,471
1.00%, 2/22/2019	EUR	1,000,000	1,129,565
1.00%, 8/15/2024	EUR	1,200,000	1,361,793
1.00%, 8/15/2025	EUR	1,750,000	1,966,308
1.50%, 9/4/2022	EUR	1,300,000	1,536,612

See accompanying notes to financial statements.

278

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

1.50%, 2/15/2023	EUR	1,100,000	$1,300,894
1.50%, 5/15/2023	EUR	1,500,000	1,774,782
1.50%, 5/15/2024	EUR	1,450,000	1,715,360
1.75%, 7/4/2022	EUR	1,000,000	1,198,500
1.75%, 2/15/2024	EUR	1,450,000	1,747,132
2.00%, 1/4/2022	EUR	1,400,000	1,694,186
2.00%, 8/15/2023	EUR	1,150,000	1,408,555
2.25%, 9/4/2020	EUR	500,000	602,134
2.25%, 9/4/2021	EUR	1,000,000	1,221,943
2.50%, 1/4/2021	EUR	1,300,000	1,590,341
2.50%, 7/4/2044	EUR	1,000,000	1,353,193
2.50%, 8/15/2046	EUR	600,000	812,961
3.00%, 7/4/2020	EUR	1,500,000	1,855,515
3.25%, 1/4/2020	EUR	750,000	926,112
3.25%, 7/4/2021	EUR	1,030,000	1,316,617
3.25%, 7/4/2042	EUR	1,000,000	1,522,761
3.50%, 7/4/2019	EUR	1,800,000	2,210,621
3.75%, 1/4/2017	EUR	1,200,000	1,357,397
4.00%, 1/4/2018	EUR	1,600,000	1,889,330
4.00%, 1/4/2037	EUR	1,300,000	2,093,149
4.25%, 7/4/2017	EUR	1,590,000	1,846,207
4.25%, 7/4/2018	EUR	490,000	593,275
4.25%, 7/4/2039	EUR	650,000	1,109,695
4.75%, 7/4/2034	EUR	1,500,000	2,572,015
4.75%, 7/4/2040	EUR	925,000	1,700,356
5.50%, 1/4/2031	EUR	1,000,000	1,750,992
5.63%, 1/4/2028	EUR	900,000	1,510,730
6.50%, 7/4/2027	EUR	450,000	796,888

			64,485,382

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,000,000	126,306
0.97%, 12/8/2016	HKD	—	—
1.02%, 4/10/2017	HKD	1,900,000	247,169
1.06%, 2/5/2020	HKD	550,000	70,924
1.10%, 1/17/2023	HKD	3,300,000	414,543
1.47%, 2/20/2019	HKD	6,300,000	827,768

			1,686,710

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,025,000	1,136,646
2.00%, 2/18/2045	EUR	1,100,000	1,145,795
2.40%, 5/15/2030	EUR	1,400,000	1,660,492
3.40%, 3/18/2024	EUR	2,800,000	3,619,673
3.90%, 3/20/2023	EUR	2,625,000	3,484,978
4.40%, 6/18/2019	EUR	2,320,000	2,902,235
4.50%, 10/18/2018	EUR	2,050,000	2,511,916
4.50%, 4/18/2020	EUR	300,000	386,297
5.00%, 10/18/2020	EUR	475,000	633,453
5.40%, 3/13/2025	EUR	1,100,000	1,635,059
5.50%, 10/18/2017	EUR	1,200,000	1,436,416
5.90%, 10/18/2019	EUR	3,000,000	3,977,683

			24,530,643

ISRAEL — 0.8%
Israel Government Bond:
1.25%, 10/31/2017	ILS	3,250,000	848,984
1.75%, 8/31/2025	ILS	1,000,000	249,496

2.25%, 5/31/2019	ILS	4,000,000	1,079,448
3.75%, 3/31/2024	ILS	7,800,000	2,294,554
4.00%, 1/31/2018	ILS	8,100,000	2,236,325
4.25%, 3/31/2023	ILS	5,400,000	1,632,140
5.00%, 1/31/2020	ILS	4,500,000	1,346,135
5.50%, 2/28/2017	ILS	1,500,000	409,050
5.50%, 1/31/2042	ILS	2,700,000	975,186

			11,071,318

ITALY — 6.7%
Italy Certificati di Credito del Tesoro:
Zero Coupon, 2/27/2017 (b)	EUR	900,000	978,536
Zero Coupon, 8/30/2017 (b)	EUR	1,000,000	1,086,611
Republic of Italy:
0.25%, 5/15/2018	EUR	425,000	463,339
0.30%, 10/15/2018	EUR	250,000	273,079
0.65%, 11/1/2020	EUR	150,000	163,108
0.70%, 5/1/2020	EUR	775,000	848,618
0.75%, 1/15/2018	EUR	1,000,000	1,102,029
1.05%, 12/1/2019	EUR	1,000,000	1,112,936
1.15%, 5/15/2017	EUR	1,325,000	1,462,193
1.35%, 4/15/2022	EUR	1,400,000	1,556,136
1.45%, 9/15/2022	EUR	500,000	557,489
1.50%, 12/15/2016	EUR	—	—
1.50%, 8/1/2019	EUR	1,700,000	1,923,090
1.50%, 6/1/2025	EUR	1,250,000	1,358,785
1.65%, 3/1/2032 (a)	EUR	1,000,000	1,031,779
2.00%, 12/1/2025	EUR	600,000	674,938
2.15%, 12/15/2021	EUR	1,000,000	1,164,994
2.50%, 5/1/2019	EUR	1,750,000	2,040,781
2.50%, 12/1/2024	EUR	1,600,000	1,887,659
3.25%, 9/1/2046 (a)	EUR	700,000	849,573
3.50%, 11/1/2017	EUR	1,250,000	1,444,537
3.50%, 6/1/2018	EUR	1,300,000	1,527,507
3.50%, 12/1/2018	EUR	1,525,000	1,818,107
3.50%, 3/1/2030 (a)	EUR	1,250,000	1,606,426
3.75%, 3/1/2021	EUR	1,000,000	1,254,579
3.75%, 5/1/2021	EUR	1,000,000	1,258,269
3.75%, 8/1/2021	EUR	2,100,000	2,648,987
3.75%, 9/1/2024	EUR	1,500,000	1,933,769
4.00%, 2/1/2017	EUR	1,775,000	2,012,089
4.00%, 9/1/2020	EUR	1,000,000	1,257,762
4.00%, 2/1/2037	EUR	1,500,000	2,031,354
4.25%, 2/1/2019	EUR	1,750,000	2,137,589
4.25%, 9/1/2019	EUR	1,350,000	1,673,476
4.25%, 3/1/2020	EUR	1,500,000	1,884,777
4.50%, 2/1/2018	EUR	2,000,000	2,373,118
4.50%, 8/1/2018	EUR	1,475,000	1,783,650
4.50%, 3/1/2019	EUR	1,775,000	2,186,887
4.50%, 2/1/2020	EUR	1,750,000	2,213,744
4.50%, 5/1/2023	EUR	1,450,000	1,942,655
4.50%, 3/1/2024	EUR	1,800,000	2,429,009
4.50%, 3/1/2026	EUR	1,550,000	2,139,139
4.75%, 5/1/2017	EUR	1,150,000	1,327,822
4.75%, 6/1/2017	EUR	1,200,000	1,391,219
4.75%, 9/1/2021	EUR	1,400,000	1,850,077
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,253,704
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,431,052
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,534,334

See accompanying notes to financial statements.

279

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

5.00%, 3/1/2022	EUR	1,750,000	$2,360,693
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,471,370
5.00%, 8/1/2034	EUR	1,100,000	1,675,569
5.00%, 8/1/2039	EUR	1,300,000	2,016,749
5.00%, 9/1/2040	EUR	1,350,000	2,084,197
5.25%, 11/1/2029	EUR	1,750,000	2,641,200
5.50%, 9/1/2022	EUR	1,500,000	2,095,616
5.50%, 11/1/2022	EUR	1,500,000	2,099,851
5.75%, 2/1/2033	EUR	1,500,000	2,443,546
6.00%, 5/1/2031	EUR	1,450,000	2,375,461
6.50%, 11/1/2027	EUR	1,700,000	2,755,494

			94,901,057

JAPAN — 23.1%
Government of Japan 10 Year Bond:
0.30%, 12/20/2024	JPY	250,000,000	2,098,653
0.30%, 12/20/2025	JPY	100,000,000	834,083
0.40%, 3/20/2025	JPY	650,000,000	5,495,943
0.40%, 6/20/2025	JPY	350,000,000	2,956,037
0.40%, 9/20/2025	JPY	365,000,000	3,078,416
0.50%, 9/20/2024	JPY	400,000,000	3,418,330
0.50%, 12/20/2024	JPY	399,950,000	3,415,708
0.60%, 3/20/2023	JPY	615,000,000	5,303,483
0.60%, 9/20/2023	JPY	450,000,000	3,881,084
0.60%, 12/20/2023	JPY	500,000,000	4,312,565
0.60%, 3/20/2024	JPY	500,000,000	4,311,734
0.60%, 6/20/2024	JPY	475,000,000	4,094,133
0.70%, 12/20/2022	JPY	650,000,000	5,641,294
0.80%, 9/20/2020	JPY	300,000,000	2,583,973
0.80%, 6/20/2022	JPY	199,950,000	1,742,463
0.80%, 9/20/2022	JPY	400,000,000	3,491,118
0.80%, 12/20/2022	JPY	675,000,000	5,897,097
0.80%, 6/20/2023	JPY	500,000,000	4,373,623
0.80%, 9/20/2023	JPY	550,000,000	4,813,866
0.90%, 3/20/2022	JPY	185,000,000	1,619,702
0.90%, 6/20/2022	JPY	400,000,000	3,507,211
1.00%, 12/20/2021	JPY	450,000,000	3,954,628
1.00%, 3/20/2022	JPY	400,000,000	3,522,873
1.10%, 9/20/2021	JPY	120,000,000	1,057,919
1.20%, 12/20/2020	JPY	250,000,000	2,198,325
1.20%, 6/20/2021	JPY	350,000,000	3,093,861
1.30%, 3/20/2018	JPY	300,000,000	2,566,640
1.30%, 12/20/2019	JPY	477,000,000	4,167,044
1.30%, 3/20/2021	JPY	275,000,000	2,436,857
1.50%, 12/20/2017	JPY	500,000,000	4,281,017
1.50%, 6/20/2018	JPY	240,000,000	2,069,153
1.70%, 12/20/2016	JPY	—	—
1.70%, 3/20/2017	JPY	215,000,000	1,825,002
1.70%, 9/20/2017	JPY	400,000,000	3,424,681
1.80%, 6/20/2017	JPY	300,000,000	2,561,328
Government of Japan 2 Year Bond:
0.10%, 1/15/2017	JPY	280,000,000	2,331,196
0.10%, 3/15/2017	JPY	185,000,000	1,540,777
0.10%, 4/15/2017	JPY	140,000,000	1,166,145
0.10%, 5/15/2017	JPY	300,000,000	2,499,131
0.10%, 6/15/2017	JPY	340,000,000	2,832,886
0.10%, 7/15/2017	JPY	120,000,000	999,902
0.10%, 8/15/2017	JPY	215,000,000	1,791,723

Government of Japan 20 Year Bond:
1.20%, 12/20/2034	JPY	300,000,000	2,614,747
1.20%, 3/20/2035	JPY	350,000,000	3,041,664
1.30%, 6/20/2035	JPY	150,000,000	1,322,150
1.40%, 9/20/2034	JPY	400,000,000	3,612,419
1.50%, 3/20/2033	JPY	300,000,000	2,783,283
1.50%, 3/20/2034	JPY	300,000,000	2,762,210
1.50%, 6/20/2034	JPY	300,000,000	2,756,149
1.60%, 3/20/2032	JPY	150,000,000	1,417,141
1.60%, 12/20/2033	JPY	300,000,000	2,809,518
1.70%, 9/20/2032	JPY	350,000,000	3,348,938
1.70%, 12/20/2032	JPY	400,000,000	3,823,634
1.70%, 9/20/2033	JPY	400,000,000	3,806,708
1.80%, 9/20/2030	JPY	251,350,000	2,444,653
1.80%, 9/20/2031	JPY	260,000,000	2,527,292
1.80%, 12/20/2031	JPY	400,000,000	3,885,548
1.90%, 9/20/2022	JPY	350,000,000	3,268,461
1.90%, 12/20/2023	JPY	335,000,000	3,175,726
1.90%, 3/20/2029	JPY	404,300,000	3,970,976
1.90%, 9/20/2030	JPY	231,000,000	2,274,091
1.90%, 3/20/2031	JPY	55,000,000	541,491
2.00%, 12/20/2024	JPY	375,000,000	3,618,667
2.10%, 9/21/2021	JPY	240,000,000	2,229,519
2.10%, 9/20/2024	JPY	200,000,000	1,938,884
2.10%, 9/20/2025	JPY	270,000,000	2,643,955
2.10%, 9/20/2029	JPY	457,750,000	4,600,750
2.10%, 3/20/2030	JPY	100,000,000	1,006,276
2.20%, 3/20/2031	JPY	400,000,000	4,083,195
2.30%, 6/20/2027	JPY	300,000,000	3,036,361
2.60%, 3/20/2019	JPY	500,000,000	4,504,343
2.90%, 9/20/2019	JPY	400,000,000	3,682,348
Government of Japan 30 Year Bond:
1.40%, 9/20/2045	JPY	100,000,000	855,954
1.70%, 6/20/2033	JPY	310,000,000	2,954,606
1.70%, 3/20/2044	JPY	325,000,000	2,990,340
1.70%, 9/20/2044	JPY	215,000,000	1,976,545
1.80%, 3/20/2043	JPY	200,000,000	1,883,137
1.80%, 9/20/2043	JPY	250,000,000	2,350,389
1.90%, 9/20/2042	JPY	275,000,000	2,645,208
2.00%, 9/20/2040	JPY	272,200,000	2,674,188
2.00%, 3/20/2042	JPY	100,000,000	980,756
2.20%, 3/20/2041	JPY	205,550,000	2,094,237
2.30%, 3/20/2039	JPY	170,900,000	1,765,316
2.30%, 3/20/2040	JPY	116,550,000	1,206,415
2.40%, 3/20/2037	JPY	300,000,000	3,129,532
2.50%, 9/20/2034	JPY	270,000,000	2,862,792
2.50%, 9/20/2035	JPY	200,000,000	2,114,735
Government of Japan 40 Year Bond:
1.40%, 3/20/2055	JPY	225,000,000	1,872,927
1.70%, 3/20/2054	JPY	250,000,000	2,276,092
1.90%, 3/20/2053	JPY	225,000,000	2,160,127
2.00%, 3/20/2052	JPY	225,000,000	2,215,267
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	375,000,000	3,125,535
0.10%, 3/20/2018	JPY	440,000,000	3,667,295

See accompanying notes to financial statements.

280

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

0.10%, 6/20/2019	JPY	500,000,000	$4,170,123
0.10%, 9/20/2019	JPY	300,000,000	2,502,598
0.10%, 12/20/2019	JPY	625,000,000	5,214,317
0.10%, 3/20/2020	JPY	350,000,000	2,919,436
0.10%, 6/20/2020	JPY	400,000,000	3,336,465
0.10%, 9/20/2020	JPY	290,000,000	2,419,154
0.20%, 6/20/2017	JPY	360,000,000	3,003,746
0.20%, 9/20/2017	JPY	560,000,000	4,675,054
0.20%, 12/20/2017	JPY	350,000,000	2,922,869
0.20%, 9/20/2018	JPY	525,000,000	4,389,846
0.20%, 12/20/2018	JPY	600,000,000	5,018,762
0.20%, 3/20/2019	JPY	400,000,000	3,347,039
0.20%, 6/20/2019	JPY	500,000,000	4,184,505
0.20%, 9/20/2019	JPY	500,000,000	4,186,375
0.30%, 12/20/2016	JPY	—	—
0.30%, 3/20/2017	JPY	300,000,000	2,504,518
0.30%, 3/20/2018	JPY	330,000,000	2,762,706
0.30%, 6/20/2018	JPY	300,000,000	2,512,897
0.30%, 9/20/2018	JPY	90,000,000	754,572
0.40%, 3/20/2018	JPY	265,000,000	2,223,339
0.40%, 6/20/2018	JPY	200,000,000	1,679,588

			327,252,003

LATVIA — 0.1%
Republic of Latvia:
2.63%, 1/21/2021	EUR	400,000	482,264
2.88%, 4/30/2024	EUR	200,000	251,488

			733,752

LITHUANIA — 0.1%
Lithuania Government International Bond:
2.13%, 10/29/2026	EUR	200,000	237,900
2.13%, 10/22/2035	EUR	250,000	284,203
3.38%, 1/22/2024	EUR	100,000	130,084
4.85%, 2/7/2018	EUR	350,000	419,366

			1,071,553

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,170,000	1,438,311

MALAYSIA — 1.7%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	11,850,000	2,765,790
3.39%, 3/15/2017	MYR	7,950,000	1,867,890
3.65%, 10/31/2019	MYR	9,300,000	2,182,934
3.84%, 4/15/2033	MYR	5,000,000	1,049,848
3.89%, 7/31/2020	MYR	6,500,000	1,528,268
4.01%, 9/15/2017	MYR	2,112,000	502,815
4.05%, 9/30/2021	MYR	9,000,000	2,106,841
4.18%, 7/15/2024	MYR	13,800,000	3,202,609
4.94%, 9/30/2043	MYR	1,500,000	355,720
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	11,000,000	2,579,224
3.80%, 8/27/2020	MYR	3,000,000	696,969
3.99%, 10/15/2025	MYR	1,500,000	334,600
4.19%, 7/15/2022	MYR	7,200,000	1,661,014
4.44%, 5/22/2024	MYR	9,000,000	2,075,257
4.94%, 12/6/2028	MYR	5,000,000	1,183,992

			24,093,771

MEXICO — 2.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	43,000,000	2,501,604
5.00%, 6/15/2017	MXN	22,000,000	1,292,048
5.00%, 12/11/2019	MXN	20,000,000	1,146,166
5.75%, 3/5/2026	MXN	5,000,000	277,859
6.50%, 6/10/2021	MXN	37,800,000	2,264,181
6.50%, 6/9/2022	MXN	23,200,000	1,382,208
7.25%, 12/15/2016	MXN	—	—
7.50%, 6/3/2027	MXN	19,650,000	1,235,029
7.75%, 12/14/2017	MXN	35,100,000	2,172,645
7.75%, 5/29/2031	MXN	29,400,000	1,867,012
7.75%, 11/23/2034	MXN	14,500,000	917,905
7.75%, 11/13/2042	MXN	29,000,000	1,834,768
8.00%, 6/11/2020	MXN	27,000,000	1,720,370
8.00%, 12/7/2023	MXN	20,000,000	1,296,106
8.50%, 12/13/2018	MXN	52,900,000	3,369,356
8.50%, 5/31/2029	MXN	21,000,000	1,421,609
8.50%, 11/18/2038	MXN	22,000,000	1,496,531
10.00%, 12/5/2024	MXN	53,000,000	3,863,019
10.00%, 11/20/2036	MXN	13,700,000	1,060,850

			31,119,266

NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a) (b)	EUR	1,950,000	2,131,410
0.25%, 1/15/2020	EUR	2,850,000	3,140,320
0.25%, 7/15/2025 (a)	EUR	2,850,000	2,942,136
0.50%, 4/15/2017 (a)	EUR	2,450,000	2,690,839
1.25%, 1/15/2018 (a)	EUR	2,525,000	2,828,714
1.25%, 1/15/2019 (a)	EUR	2,800,000	3,176,616
1.75%, 7/15/2023 (a)	EUR	2,700,000	3,216,562
2.00%, 7/15/2024 (a)	EUR	2,600,000	3,151,234
2.25%, 7/15/2022 (a)	EUR	3,125,000	3,829,673
2.50%, 1/15/2017 (a)	EUR	2,500,000	2,796,810
2.50%, 1/15/2033 (a)	EUR	1,800,000	2,302,213
2.75%, 1/15/2047 (a)	EUR	1,750,000	2,435,025
3.25%, 7/15/2021 (a)	EUR	3,150,000	4,014,464
3.50%, 7/15/2020 (a)	EUR	2,600,000	3,276,594
3.75%, 1/15/2023	EUR	2,000,000	2,685,225
3.75%, 1/15/2042 (a)	EUR	2,550,000	4,117,918
4.00%, 7/15/2018 (a)	EUR	2,500,000	3,010,121
4.00%, 7/15/2019 (a)	EUR	2,125,000	2,649,105
4.00%, 1/15/2037 (a)	EUR	2,350,000	3,742,198
4.50%, 7/15/2017 (a)	EUR	2,500,000	2,917,022
5.50%, 1/15/2028	EUR	2,230,000	3,655,810

			64,710,009

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,700,000	1,167,967
3.50%, 4/14/2033	NZD	250,000	160,851
4.50%, 4/15/2027	NZD	1,500,000	1,112,381
5.00%, 3/15/2019	NZD	2,350,000	1,716,442
5.50%, 4/15/2023	NZD	1,800,000	1,413,047
6.00%, 12/15/2017	NZD	2,350,000	1,709,422
6.00%, 5/15/2021	NZD	2,300,000	1,805,355

			9,085,465

See accompanying notes to financial statements.

281

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

NORWAY — 0.6%
Norway Government Bond:
1.75%, 3/13/2025 (a)	NOK	6,700,000	$774,621
2.00%, 5/24/2023 (a)	NOK	10,500,000	1,245,929
3.00%, 3/14/2024 (a)	NOK	9,250,000	1,176,086
3.75%, 5/25/2021 (a)	NOK	15,250,000	1,967,932
4.25%, 5/19/2017 (a)	NOK	14,000,000	1,658,707
4.50%, 5/22/2019 (a)	NOK	13,900,000	1,767,622

			8,590,897

POLAND — 1.2%
Poland Government Bond:
Zero Coupon, 7/25/2017 (b)	PLN	2,250,000	556,468
1.50%, 4/25/2020	PLN	6,000,000	1,472,817
2.00%, 4/25/2021	PLN	2,150,000	531,616
2.50%, 7/25/2018	PLN	5,450,000	1,404,362
2.50%, 7/25/2026	PLN	700,000	166,868
3.25%, 7/25/2019	PLN	5,200,000	1,371,231
3.25%, 7/25/2025	PLN	6,550,000	1,705,956
3.75%, 4/25/2018	PLN	4,000,000	1,058,661
4.00%, 10/25/2023	PLN	5,350,000	1,466,561
4.75%, 4/25/2017	PLN	3,000,000	790,691
5.25%, 10/25/2017	PLN	5,000,000	1,346,409
5.25%, 10/25/2020	PLN	4,200,000	1,208,752
5.50%, 10/25/2019	PLN	4,200,000	1,197,584
5.75%, 10/25/2021	PLN	3,550,000	1,058,721
5.75%, 9/23/2022	PLN	5,000,000	1,504,577
5.75%, 4/25/2029	PLN	2,000,000	636,372

			17,477,646

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,725,000	1,198,313
1.38%, 10/1/2017	SGD	300,000	212,632
1.63%, 10/1/2019	SGD	2,500,000	1,760,476
2.00%, 7/1/2020	SGD	500,000	354,034
2.25%, 6/1/2021	SGD	2,300,000	1,626,934
2.38%, 4/1/2017	SGD	1,000,000	718,147
2.38%, 6/1/2025	SGD	1,500,000	1,036,725
2.75%, 7/1/2023	SGD	1,995,000	1,432,986
2.75%, 4/1/2042	SGD	1,000,000	671,794
2.88%, 7/1/2029	SGD	1,000,000	708,420
2.88%, 9/1/2030	SGD	500,000	350,978
3.00%, 9/1/2024	SGD	2,000,000	1,459,134
3.38%, 9/1/2033	SGD	900,000	672,191

			12,202,764

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.38%, 1/21/2027	EUR	350,000	392,746
1.50%, 11/28/2018	EUR	800,000	907,437
3.00%, 2/28/2023	EUR	1,050,000	1,338,569
3.38%, 11/15/2024	EUR	100,000	133,277
3.63%, 1/16/2029	EUR	700,000	983,180
4.00%, 4/27/2020	EUR	950,000	1,203,367
4.35%, 10/14/2025	EUR	500,000	724,024
4.63%, 1/19/2017	EUR	825,000	938,163

			6,620,763

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	200,000	188,973
1.75%, 10/9/2017	EUR	950,000	1,061,847
2.13%, 7/28/2025	EUR	600,000	680,629
2.25%, 3/25/2022	EUR	450,000	524,364
3.00%, 4/8/2021	EUR	750,000	906,691
3.13%, 8/7/2045	EUR	150,000	177,842
4.13%, 1/26/2020	EUR	100,000	124,469
5.13%, 3/30/2026	EUR	100,000	143,470

			3,808,285

SOUTH AFRICA — 0.9%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	16,050,000	691,894
6.50%, 2/28/2041	ZAR	19,000,000	811,104
6.75%, 3/31/2021	ZAR	14,000,000	808,773
7.00%, 2/28/2031	ZAR	19,250,000	946,965
7.00%, 2/28/2031	ZAR	7,000,000	344,351
7.25%, 1/15/2020	ZAR	14,000,000	846,812
7.75%, 2/28/2023	ZAR	18,250,000	1,069,790
8.00%, 12/21/2018	ZAR	14,000,000	881,971
8.00%, 1/31/2030	ZAR	17,000,000	928,039
8.25%, 9/15/2017	ZAR	1,500,000	96,490
8.25%, 9/15/2017	ZAR	9,250,000	595,025
8.25%, 3/31/2032	ZAR	14,000,000	769,781
8.50%, 1/31/2037	ZAR	15,100,000	826,369
8.75%, 1/31/2044	ZAR	10,000,000	552,628
8.75%, 2/28/2048	ZAR	18,000,000	991,298
8.88%, 2/28/2035	ZAR	4,500,000	258,161
10.50%, 12/21/2026	ZAR	18,000,000	1,226,679

			12,646,130

SOUTH KOREA — 4.5%
Korea Monetary Stabilization Bond 1.69%, 6/2/2017	KRW	7,150,000,000	6,101,602
Korea Treasury Bond:
1.75%, 12/10/2018	KRW	3,000,000,000	2,565,076
2.00%, 12/10/2017	KRW	3,000,000,000	2,575,410
2.00%, 3/10/2020	KRW	1,800,000,000	1,548,204
2.00%, 9/10/2020	KRW	2,500,000,000	2,149,181
2.25%, 6/10/2025	KRW	1,000,000,000	864,826
2.25%, 12/10/2025	KRW	1,250,000,000	1,081,743
2.75%, 9/10/2019	KRW	3,000,000,000	2,649,413
3.00%, 9/10/2024	KRW	4,600,000,000	4,210,686
3.00%, 12/10/2042	KRW	4,500,000,000	4,433,522
3.13%, 3/10/2019	KRW	10,500,000,000	9,345,345
3.25%, 9/10/2018	KRW	8,800,000,000	7,812,671
3.50%, 3/10/2024	KRW	13,500,000,000	12,749,938
3.75%, 12/10/2033	KRW	5,925,000,000	6,229,110

			64,316,727

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,215,000	1,322,927
0.50%, 10/31/2017	EUR	1,200,000	1,314,901
1.15%, 7/30/2020	EUR	925,000	1,025,929
1.40%, 1/31/2020	EUR	2,525,000	2,837,025
1.60%, 4/30/2025 (a)	EUR	1,750,000	1,889,634

See accompanying notes to financial statements.

282

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

1.95%, 7/30/2030 (a)	EUR	500,000	$518,491
2.10%, 4/30/2017	EUR	1,700,000	1,897,646
2.15%, 10/31/2025 (a)	EUR	1,300,000	1,459,589
2.75%, 4/30/2019	EUR	1,700,000	1,993,740
2.75%, 10/31/2024 (a)	EUR	2,000,000	2,370,415
3.75%, 10/31/2018	EUR	1,600,000	1,911,707
3.80%, 1/31/2017 (a)	EUR	1,750,000	1,978,967
3.80%, 4/30/2024 (a)	EUR	1,800,000	2,295,215
4.00%, 4/30/2020 (a)	EUR	1,750,000	2,174,012
4.10%, 7/30/2018 (a)	EUR	1,600,000	1,912,837
4.20%, 1/31/2037 (a)	EUR	1,400,000	1,869,392
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,177,681
4.40%, 10/31/2023 (a)	EUR	1,600,000	2,122,709
4.50%, 1/31/2018	EUR	1,500,000	1,777,551
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,215,466
4.65%, 7/30/2025 (a)	EUR	1,700,000	2,321,846
4.70%, 7/30/2041 (a)	EUR	1,100,000	1,578,130
4.80%, 1/31/2024 (a)	EUR	1,300,000	1,768,686
4.85%, 10/31/2020 (a)	EUR	1,400,000	1,816,626
4.90%, 7/30/2040 (a)	EUR	1,100,000	1,616,635
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,446,278
5.15%, 10/31/2044 (a)	EUR	950,000	1,461,683
5.40%, 1/31/2023 (a)	EUR	1,600,000	2,224,645
5.50%, 7/30/2017 (a)	EUR	1,600,000	1,887,463
5.50%, 4/30/2021 (a)	EUR	1,750,000	2,363,295
5.75%, 7/30/2032	EUR	1,400,000	2,205,057
5.85%, 1/31/2022 (a)	EUR	1,800,000	2,513,402
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,766,950
6.00%, 1/31/2029	EUR	1,500,000	2,333,535

			64,370,065

SWEDEN — 1.1%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	8,200,000	947,431
1.50%, 11/13/2023	SEK	15,400,000	1,919,657
2.25%, 6/1/2032	SEK	700,000	88,674
2.50%, 5/12/2025	SEK	12,000,000	1,613,221
3.50%, 6/1/2022	SEK	18,300,000	2,563,207
3.50%, 3/30/2039	SEK	10,000,000	1,487,704
3.75%, 8/12/2017	SEK	13,250,000	1,677,733
4.25%, 3/12/2019	SEK	18,800,000	2,542,257
5.00%, 12/1/2020	SEK	16,350,000	2,382,722

			15,222,606

SWITZERLAND — 1.3%
Switzerland Government Bond:
0.50%, 5/27/2030	CHF	350,000	361,259
1.25%, 5/28/2026	CHF	575,000	648,067
1.25%, 6/27/2037	CHF	925,000	1,058,714
1.50%, 7/24/2025	CHF	1,800,000	2,065,055
1.50%, 4/30/2042	CHF	1,400,000	1,697,063
2.00%, 4/28/2021	CHF	700,000	792,727
2.00%, 5/25/2022	CHF	2,240,000	2,579,021
2.25%, 7/6/2020	CHF	450,000	507,498
2.25%, 6/22/2031	CHF	600,000	775,684
2.50%, 3/8/2036	CHF	940,000	1,301,820
3.00%, 1/8/2018	CHF	975,000	1,048,149
3.00%, 5/12/2019	CHF	3,100,000	3,485,564
3.25%, 6/27/2027	CHF	325,000	442,013
3.50%, 4/8/2033	CHF	850,000	1,292,408

			18,055,042

THAILAND — 1.4%
Thailand Government Bond:
2.80%, 10/10/2017	THB	9,100,000	258,304
3.25%, 6/16/2017	THB	87,000,000	2,478,749
3.63%, 6/16/2023	THB	166,200,000	4,993,565
3.88%, 6/13/2019	THB	154,000,000	4,580,316
4.68%, 6/29/2044	THB	92,000,000	3,049,348
4.88%, 6/22/2029	THB	146,500,000	5,027,529

			20,387,811

TURKEY — 1.0%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	1,000,000	314,850
7.10%, 3/8/2023	TRY	5,350,000	1,514,445
7.40%, 2/5/2020	TRY	3,000,000	919,626
8.00%, 3/12/2025	TRY	2,550,000	748,702
8.30%, 6/20/2018	TRY	400,000	130,325
8.50%, 7/10/2019	TRY	4,500,000	1,443,034
8.80%, 11/14/2018	TRY	6,200,000	2,028,539
8.80%, 9/27/2023	TRY	3,800,000	1,180,808
9.00%, 3/8/2017	TRY	1,400,000	471,127
9.00%, 7/24/2024	TRY	3,000,000	942,495
9.40%, 7/8/2020	TRY	2,300,000	753,507
9.50%, 1/12/2022	TRY	500,000	162,992
9.60%, 6/14/2017	TRY	450,000	152,166
10.40%, 3/27/2019	TRY	5,750,000	1,954,194
10.40%, 3/20/2024	TRY	2,500,000	842,798

			13,559,608

UNITED KINGDOM — 8.0%
United Kingdom GiltUnited Kingdom Treasury Bond 4.75%, 12/7/2038	GBP	1,750,000	3,524,586
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,000,000	2,965,897
1.25%, 7/22/2018	GBP	2,225,000	3,311,514
1.50%, 1/22/2021	GBP	550,000	812,833
1.75%, 1/22/2017	GBP	200,000	298,867
1.75%, 7/22/2019	GBP	1,800,000	2,710,814
1.75%, 9/7/2022	GBP	1,825,000	2,711,207
2.00%, 7/22/2020	GBP	2,025,000	3,073,172
2.00%, 9/7/2025	GBP	2,325,000	3,445,049
2.25%, 9/7/2023	GBP	1,700,000	2,593,207
2.50%, 7/22/2065	GBP	600,000	884,899
2.75%, 9/7/2024	GBP	1,700,000	2,681,962
3.25%, 1/22/2044	GBP	2,000,000	3,280,931
3.50%, 1/22/2045	GBP	1,300,000	2,236,303
3.50%, 7/22/2068	GBP	1,200,000	2,286,806
3.75%, 9/7/2019	GBP	1,700,000	2,748,065
3.75%, 9/7/2020	GBP	1,500,000	2,460,287
3.75%, 9/7/2021	GBP	1,750,000	2,902,203
3.75%, 7/22/2052	GBP	1,500,000	2,830,222
4.00%, 3/7/2022	GBP	2,800,000	4,738,245
4.00%, 1/22/2060	GBP	1,200,000	2,486,511
4.25%, 12/7/2027	GBP	2,000,000	3,615,769
4.25%, 6/7/2032	GBP	2,000,000	3,683,963
4.25%, 3/7/2036	GBP	1,800,000	3,347,310
4.25%, 9/7/2039	GBP	1,450,000	2,742,432
4.25%, 12/7/2040	GBP	1,700,000	3,237,034
4.25%, 12/7/2046	GBP	1,550,000	3,069,881

See accompanying notes to financial statements.

283

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

4.25%, 12/7/2049	GBP	1,500,000	$3,038,548
4.25%, 12/7/2055	GBP	1,250,000	2,651,191
4.50%, 3/7/2019	GBP	2,200,000	3,605,672
4.50%, 9/7/2034	GBP	2,040,000	3,898,915
4.50%, 12/7/2042	GBP	1,650,000	3,297,135
4.75%, 3/7/2020	GBP	2,040,000	3,447,643
4.75%, 12/7/2030	GBP	2,000,000	3,866,385
5.00%, 3/7/2018	GBP	2,200,000	3,547,169
5.00%, 3/7/2025	GBP	2,100,000	3,922,516
6.00%, 12/7/2028	GBP	1,100,000	2,335,456
8.00%, 6/7/2021	GBP	1,600,000	3,168,980
8.75%, 8/25/2017	GBP	1,000,000	1,678,600

			113,138,179

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,559,717,602)			1,398,400,051

	Shares

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $10,241,086)		10,241,086	10,241,086

TOTAL INVESTMENTS — 99.3% (f) (Cost $1,569,958,688)			1,408,641,137
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			9,852,614

NET ASSETS — 100.0%			$1,418,493,751

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. Securities, which represent 15.7% of net assets as of December 31, 2015, securities considered liquid based upon procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

CLP Chilean Peso

CZK Czech Koruna

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

ILS Israeli New Shekel

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

PLN Polish Zloty

RUB Russian Ruble

SEK Swedish Krona

SGD Singapore Dollar

THB Thai Baht

TRY Turkish New Lira

USD United States Dollar

ZAR South African Rand

At December 31, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD 680,272	KRW 800,000,000	01/29/2016	$1,731

See accompanying notes to financial statements.

284

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 97.6%
AUSTRALIA — 3.0%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$339,922
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	200,000	224,593
Series 9, 2.25%, 9/25/2020	EUR	300,000	338,466
Series MTN, 3.00%, 3/30/2020	AUD	200,000	139,414
Series 11, 3.25%, 9/25/2024	GBP	100,000	143,355
Series MTN, 3.75%, 10/18/2017	AUD	150,000	109,352
Series 12, 4.30%, 9/25/2042	GBP	200,000	275,830
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	224,571
4.38%, 2/25/2020	EUR	200,000	250,432
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	200,000	214,305
Series GMTN, 2.00%, 11/12/2020	EUR	100,000	114,862
2.75%, 8/8/2022	EUR	150,000	179,129
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	249,075
Series DIP, 6.00%, 2/15/2017	AUD	300,000	226,088
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	300,000	351,727
3.50%, 9/21/2022	EUR	100,000	124,426
4.25%, 3/23/2020	EUR	100,000	124,906
4.75%, 3/21/2017	EUR	300,000	344,238
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	355,067
Series MTN, 4.50%, 2/25/2019	AUD	200,000	151,541

			4,481,299

BELGIUM — 0.7%
Anheuser-Busch InBev SA:
0.80%, 4/20/2023	EUR	200,000	209,067
1.50%, 4/18/2030	EUR	200,000	192,503
2.70%, 3/31/2026	EUR	100,000	116,868
6.50%, 6/23/2017	GBP	200,000	315,450
KBC IFIMA SA 4.50%, 3/27/2017	EUR	200,000	228,688

			1,062,576

DENMARK — 0.4%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	223,545
3.38%, 10/13/2017	EUR	200,000	228,907
Danske Bank A/S 3.88%, 2/28/2017	EUR	200,000	226,553

			679,005

FINLAND — 0.1%
Pohjola Bank Oyj 0.75%, 3/3/2022	EUR	200,000	212,251

FRANCE — 15.0%
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	234,664
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	200,000	277,358
Banque Federative du Credit Mutuel SA:
1.25%, 1/14/2025	EUR	300,000	318,258
1.63%, 1/11/2018	EUR	300,000	334,984
2.00%, 9/19/2019	EUR	200,000	229,410
2.63%, 2/24/2021	EUR	200,000	235,871
2.63%, 3/18/2024	EUR	300,000	355,051
3.00%, 11/28/2023	EUR	200,000	243,069
3.25%, 8/23/2022	EUR	300,000	372,080
4.13%, 7/20/2020	EUR	300,000	375,429
BNP Paribas SA:
2.00%, 1/28/2019	EUR	300,000	341,797
2.25%, 1/13/2021	EUR	300,000	347,077
2.38%, 5/20/2024	EUR	200,000	232,031
2.50%, 8/23/2019	EUR	100,000	116,431
2.88%, 11/27/2017	EUR	350,000	399,704
2.88%, 10/24/2022	EUR	300,000	360,613
2.88%, 9/26/2023	EUR	300,000	362,412
3.00%, 2/24/2017	EUR	150,000	168,286
3.75%, 11/25/2020	EUR	200,000	247,807
4.13%, 1/14/2022	EUR	200,000	255,716
4.13%, 1/14/2022	EUR	200,000	255,716
4.50%, 3/21/2023	EUR	300,000	397,865
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	180,493
4.25%, 7/22/2020	EUR	200,000	248,965
BPCE SA:
0.75%, 1/22/2020	EUR	100,000	108,986
1.38%, 5/22/2019	EUR	200,000	223,770
2.13%, 3/17/2021	EUR	500,000	574,755
3.75%, 7/21/2017	EUR	200,000	229,264
4.50%, 2/10/2022	EUR	300,000	390,925
Cap Gemini SA:
1.75%, 7/1/2020	EUR	200,000	222,658
2.50%, 7/1/2023	EUR	200,000	225,700
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	226,022
1.75%, 7/15/2022	EUR	200,000	224,684
1.88%, 12/19/2017	EUR	200,000	223,892
3.88%, 4/25/2021	EUR	150,000	187,218
4.00%, 4/9/2020	EUR	200,000	246,816
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	200,000	226,332
3.31%, 1/25/2023	EUR	200,000	213,084
Cie de Saint-Gobain 4.75%, 4/11/2017	EUR	200,000	229,567
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	262,174
Credit Agricole SA:
0.88%, 1/19/2022	EUR	300,000	320,402
1.75%, 3/12/2018	EUR	100,000	112,142
1.88%, 10/18/2017	EUR	300,000	335,820
2.38%, 11/27/2020	EUR	300,000	350,257

See accompanying notes to financial statements.

285

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

2.38%, 5/20/2024	EUR	400,000	$462,268
3.13%, 7/17/2023	EUR	200,000	244,754
3.13%, 2/5/2026	EUR	300,000	366,343
3.88%, 2/13/2019	EUR	100,000	120,297
5.13%, 4/18/2023	EUR	100,000	137,689
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	349,002
Danone SA 2.25%, 11/15/2021	EUR	200,000	233,155
Engie SA:
1.38%, 5/19/2020	EUR	200,000	225,057
2.38%, 5/19/2026	EUR	200,000	232,933
5.00%, 10/1/2060	GBP	250,000	446,801
6.38%, 1/18/2021	EUR	150,000	207,790
GIE GDF SUEZ Alliance 5.75%, 6/24/2023	EUR	250,000	359,302
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	350,000	452,947
HSBC France SA:
1.63%, 12/3/2018	EUR	200,000	225,259
1.88%, 1/16/2020	EUR	200,000	227,725
Orange SA:
3.00%, 6/15/2022	EUR	200,000	242,275
3.88%, 4/9/2020	EUR	200,000	245,771
3.88%, 1/14/2021	EUR	100,000	124,648
4.75%, 2/21/2017	EUR	300,000	342,639
4.75%, 2/21/2017	EUR	100,000	114,213
5.63%, 5/22/2018	EUR	300,000	367,139
8.13%, 1/28/2033	EUR	300,000	539,579
Pernod Ricard SA 5.00%, 3/15/2017	EUR	200,000	229,329
Sanofi:
1.13%, 3/10/2022	EUR	200,000	221,789
1.75%, 9/10/2026	EUR	200,000	222,140
1.88%, 9/4/2020	EUR	200,000	230,307
2.50%, 11/14/2023	EUR	200,000	239,494
Schneider Electric SE 4.00%, 8/11/2017	EUR	150,000	172,862
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	227,760
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	347,103
2.38%, 2/28/2018	EUR	200,000	227,005
3.13%, 9/21/2017	EUR	250,000	285,202
3.75%, 3/1/2017	EUR	100,000	113,162
4.25%, 7/13/2022	EUR	300,000	391,153
4.75%, 3/2/2021	EUR	100,000	129,946
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	200,000	216,934
2.13%, 9/18/2029	EUR	200,000	212,354
Total Capital International SA 2.50%, 3/25/2026	EUR	200,000	229,161
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	370,887
Vinci SA 4.13%, 2/20/2017	EUR	200,000	226,773

			22,586,502

GERMANY — 10.7%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	374,925
Series 62, 4.50%, 3/13/2043	GBP	200,000	333,143
4.75%, 7/22/2019	EUR	300,000	375,371
BASF SE:
1.50%, 10/1/2018	EUR	300,000	337,983
Series 10Y, 2.00%, 12/5/2022	EUR	100,000	116,080
BMW Finance NV:
0.50%, 9/5/2018	EUR	300,000	326,718
3.25%, 1/14/2019	EUR	300,000	352,380
3.38%, 12/14/2018	GBP	100,000	154,236
3.63%, 1/29/2018	EUR	100,000	115,960
3.88%, 1/18/2017	EUR	300,000	338,316
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	200,000	210,083
1.00%, 7/18/2017	EUR	300,000	329,693
1.13%, 9/18/2021	EUR	300,000	326,695
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	217,764
Series 796, 3.63%, 7/10/2017	EUR	200,000	228,219
3.88%, 3/22/2017	EUR	200,000	226,904
4.00%, 9/16/2020	EUR	150,000	185,638
Daimler AG:
1.50%, 11/19/2018	EUR	200,000	224,027
4.13%, 1/19/2017	EUR	200,000	226,155
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	400,000	403,921
1.25%, 9/8/2021	EUR	400,000	434,976
2.38%, 1/11/2023	EUR	900,000	1,035,069
5.13%, 8/31/2017	EUR	400,000	469,688
Deutsche Telekom International Finance B.V.:
2.13%, 1/18/2021	EUR	200,000	232,114
4.25%, 7/13/2022	EUR	250,000	325,553
6.00%, 1/20/2017	EUR	300,000	345,750
6.50%, 4/8/2022	GBP	200,000	357,640
E.ON International Finance B.V.:
5.50%, 10/2/2017	EUR	300,000	354,887
5.75%, 5/7/2020	EUR	200,000	259,734
5.88%, 10/30/2037	GBP	200,000	335,625
6.00%, 10/30/2019	GBP	200,000	329,414
6.38%, 6/7/2032	GBP	150,000	264,973
6.75%, 1/27/2039	GBP	150,000	276,723
Linde AG 1.75%, 9/17/2020	EUR	200,000	229,662
Linde Finance B.V. 4.75%, 4/24/2017	EUR	200,000	230,596
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	315,591
RWE Finance B.V.:
6.13%, 7/6/2039	GBP	200,000	311,921
6.25%, 6/3/2030	GBP	150,000	242,437
6.50%, 8/10/2021	EUR	200,000	273,111
6.63%, 1/31/2019	EUR	200,000	254,078
SAP SE:
1.13%, 2/20/2023	EUR	200,000	220,121
1.75%, 2/22/2027	EUR	200,000	219,998

See accompanying notes to financial statements.

286

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	$227,469
1.75%, 3/12/2021	EUR	250,000	287,052
2.88%, 3/10/2028	EUR	100,000	123,353
5.13%, 2/20/2017	EUR	350,000	401,898
5.63%, 6/11/2018	EUR	400,000	492,261
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	199,144
1.63%, 1/16/2030	EUR	200,000	186,715
1.88%, 5/15/2017	EUR	200,000	219,509
2.00%, 1/14/2020	EUR	100,000	110,451
2.00%, 3/26/2021	EUR	200,000	219,898
3.25%, 1/21/2019	EUR	300,000	343,602
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	220,874
2.63%, 1/15/2024	EUR	300,000	335,167

			16,091,265

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. Series A, 2.50%, 6/6/2017	EUR	200,000	223,708
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	325,975

			549,683

INDIA — 0.2%
Bharti Airtel International Netherlands B.V. Series ., 4.00%, 12/10/2018	EUR	200,000	231,909

ISRAEL — 0.3%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	230,159
Teva Pharmaceutical Finance Netherlands II B.V. 1.25%, 3/31/2023	EUR	200,000	205,539

			435,698

ITALY — 8.0%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	351,189
5.13%, 9/16/2024	EUR	200,000	275,377
Atlantia SpA 5.88%, 6/9/2024	EUR	200,000	291,758
Enel Finance International NV:
1.97%, 1/27/2025	EUR	234,000	260,001
4.88%, 4/17/2023	EUR	200,000	269,288
5.00%, 9/14/2022	EUR	450,000	609,464
5.63%, 8/14/2024	GBP	150,000	258,611
5.75%, 9/14/2040	GBP	200,000	348,287
Enel SpA 5.25%, 6/20/2017	EUR	350,000	407,495
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	208,178
3.25%, 7/10/2023	EUR	200,000	241,886
3.50%, 1/29/2018	EUR	150,000	173,266

3.63%, 1/29/2029	EUR	200,000	248,386
3.75%, 9/12/2025	EUR	250,000	314,558
4.00%, 6/29/2020	EUR	200,000	246,377
4.13%, 9/16/2019	EUR	300,000	365,952
4.25%, 2/3/2020	EUR	200,000	246,836
4.75%, 11/14/2017	EUR	200,000	234,862
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	217,953
1.13%, 3/4/2022	EUR	115,000	121,547
2.00%, 6/18/2021	EUR	300,000	335,734
4.00%, 11/9/2017	EUR	400,000	463,189
Series GMTN, 4.00%, 11/8/2018	EUR	300,000	356,465
4.00%, 10/30/2023	EUR	300,000	377,506
4.13%, 4/14/2020	EUR	300,000	367,959
4.38%, 10/15/2019	EUR	300,000	367,414
Series GMTN, 4.75%, 6/15/2017	EUR	250,000	288,863
5.00%, 2/28/2017	EUR	200,000	228,958
Mediobanca SpA 0.88%, 11/14/2017	EUR	300,000	327,616
Snam SpA:
3.50%, 2/13/2020	EUR	300,000	361,904
3.88%, 3/19/2018	EUR	300,000	351,238
5.25%, 9/19/2022	EUR	200,000	273,359
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	213,259
4.75%, 3/15/2021	EUR	250,000	323,521
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	221,520
2.25%, 12/16/2016	EUR	200,000	221,249
3.25%, 1/14/2021	EUR	300,000	352,988
3.38%, 1/11/2018	EUR	200,000	230,082
3.63%, 1/24/2019	EUR	100,000	117,470
4.88%, 3/7/2017	EUR	300,000	343,126
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	227,992

			12,042,683

JAPAN — 0.6%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	832,753

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	237,175
3.75%, 6/28/2017	EUR	150,000	171,037
4.13%, 10/25/2019	EUR	100,000	121,714
4.38%, 8/7/2041	GBP	200,000	290,087

			820,013

NETHERLANDS — 8.1%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	251,618
2.13%, 11/26/2020	EUR	100,000	115,441
2.50%, 11/29/2023	EUR	100,000	117,327
3.63%, 10/6/2017	EUR	400,000	460,563
4.13%, 3/28/2022	EUR	150,000	191,811
4.75%, 1/11/2019	EUR	200,000	245,432

See accompanying notes to financial statements.

287

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	$313,376
1.75%, 1/22/2019	EUR	300,000	340,547
2.38%, 5/22/2023	EUR	200,000	234,507
3.38%, 4/21/2017	EUR	400,000	453,087
3.50%, 10/17/2018	EUR	400,000	473,814
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	254,769
Series GMTN, 4.13%, 1/14/2020	EUR	700,000	867,392
4.13%, 1/12/2021	EUR	400,000	504,134
4.13%, 7/14/2025	EUR	350,000	465,091
4.25%, 1/16/2017	EUR	400,000	453,288
4.38%, 6/7/2021	EUR	300,000	385,147
4.75%, 1/15/2018	EUR	700,000	830,626
4.75%, 6/6/2022	EUR	500,000	664,778
Heineken NV 2.13%, 8/4/2020	EUR	200,000	229,072
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	325,747
1.25%, 12/13/2019	EUR	200,000	222,887
1.88%, 2/27/2018	EUR	400,000	449,515
4.25%, 1/13/2017	EUR	100,000	113,190
4.50%, 2/21/2022	EUR	300,000	390,862
ING Groep NV 4.75%, 5/31/2017	EUR	400,000	462,025
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	252,135
Shell International Finance B.V.:
1.00%, 4/6/2022	EUR	200,000	213,725
1.25%, 3/15/2022	EUR	200,000	217,499
1.63%, 3/24/2021	EUR	200,000	224,113
1.63%, 1/20/2027	EUR	300,000	311,756
1.88%, 9/15/2025	EUR	100,000	109,349
2.50%, 3/24/2026	EUR	200,000	229,075
4.38%, 5/14/2018	EUR	500,000	595,707
4.63%, 5/22/2017	EUR	250,000	288,314

			12,257,719

NORWAY — 0.5%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	50,000	62,056
4.25%, 1/18/2022	EUR	200,000	257,866
4.38%, 2/24/2021	EUR	400,000	511,691

			831,613

PORTUGAL — 0.1%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	200,000	216,673

SPAIN — 4.8%
BBVA Senior Finance SAU:
Series GMTN, 2.38%, 1/22/2019	EUR	200,000	229,318
Series GMTN, 3.75%, 1/17/2018	EUR	300,000	348,164
CaixaBank SA:
2.50%, 4/18/2017	EUR	200,000	223,159

Series MTN, 3.13%, 5/14/2018	EUR	100,000	115,170

Criteria Caixa SA:
1.63%, 4/21/2022	EUR	200,000	206,452
2.38%, 5/9/2019	EUR	200,000	223,059
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	150,000	186,189
Iberdrola International B.V. 3.50%, 2/1/2021	EUR	200,000	244,606
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	200,000	221,370
3.63%, 10/7/2021	EUR	200,000	230,502
4.88%, 2/19/2019	EUR	200,000	239,518
Santander Consumer Finance SA:
0.90%, 2/18/2020	EUR	200,000	214,311
1.10%, 7/30/2018	EUR	200,000	219,852
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	200,000	220,034
4.00%, 3/27/2017	EUR	300,000	340,580
4.00%, 1/24/2020	EUR	300,000	367,136
4.13%, 10/4/2017	EUR	150,000	173,644
Telefonica Emisiones SAU:
1.48%, 9/14/2021	EUR	200,000	217,089
2.24%, 5/27/2022	EUR	300,000	335,403
Series GMTN, 3.66%, 9/18/2017	EUR	200,000	229,306
Series GMTN, 3.96%, 3/26/2021	EUR	300,000	367,533
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	369,396
4.69%, 11/11/2019	EUR	300,000	371,901
4.71%, 1/20/2020	EUR	200,000	248,718
4.75%, 2/7/2017	EUR	100,000	113,954
4.80%, 2/21/2018	EUR	300,000	355,492
5.38%, 2/2/2018	GBP	100,000	156,753
5.60%, 3/12/2020	GBP	100,000	162,416
5.81%, 9/5/2017	EUR	300,000	355,212

			7,286,237

SWEDEN — 3.1%
Nordea Bank AB:
1.13%, 2/12/2025	EUR	100,000	105,382
1.38%, 4/12/2018	EUR	300,000	334,080
2.00%, 2/17/2021	EUR	300,000	344,985
2.25%, 10/5/2017	EUR	200,000	225,175
3.25%, 7/5/2022	EUR	300,000	372,462
3.75%, 2/24/2017	EUR	300,000	339,485
4.00%, 7/11/2019	EUR	200,000	244,804
4.00%, 6/29/2020	EUR	250,000	312,904
Skandinaviska Enskilda Banken AB:
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	227,854
2.00%, 2/19/2021	EUR	200,000	229,340
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	200,000	227,758
2.25%, 8/27/2020	EUR	200,000	232,491
2.63%, 8/23/2022	EUR	200,000	237,556
3.38%, 7/17/2017	EUR	100,000	114,042
3.75%, 2/24/2017	EUR	200,000	226,333
4.38%, 10/20/2021	EUR	400,000	517,973

See accompanying notes to financial statements.

288

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Swedbank AB 3.38%, 2/9/2017	EUR	200,000	$225,063
Volvo Treasury AB 5.00%, 5/31/2017	EUR	150,000	173,516

			4,691,203

SWITZERLAND — 5.3%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	232,142
Credit Suisse AG:
0.50%, 3/29/2018	EUR	200,000	218,023
0.63%, 11/20/2018	EUR	300,000	327,995
1.38%, 11/29/2019	EUR	500,000	558,905
1.38%, 1/31/2022	EUR	400,000	441,446
3.88%, 1/25/2017	EUR	500,000	564,534
4.75%, 8/5/2019	EUR	550,000	687,678
5.13%, 9/18/2017	EUR	400,000	470,646
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	200,000	200,703
1.25%, 4/14/2022	EUR	355,000	373,396
Glencore Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	187,481
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	200,000	157,985
VRN, 4.63%, 4/3/2018	EUR	300,000	304,939
5.25%, 3/22/2017	EUR	250,000	265,983
Roche Finance Europe B.V.:
0.88%, 2/25/2025	EUR	200,000	213,096
2.00%, 6/25/2018	EUR	200,000	227,495
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	350,000	495,179
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	250,000	264,377
UBS AG:
0.50%, 5/15/2018	EUR	300,000	327,327
1.13%, 6/30/2020	EUR	435,000	481,439
1.25%, 9/3/2021	EUR	300,000	332,515
6.00%, 4/18/2018	EUR	300,000	369,286
6.63%, 4/11/2018	GBP	150,000	246,610

			7,949,180

UNITED KINGDOM — 12.0%
Abbey National Treasury Services PLC:
0.88%, 1/13/2020	EUR	200,000	217,507
1.13%, 1/14/2022	EUR	300,000	321,854
1.13%, 3/10/2025	EUR	300,000	306,925
1.75%, 1/15/2018	EUR	200,000	223,200
1.88%, 2/17/2020	GBP	100,000	145,466
2.00%, 1/14/2019	EUR	200,000	225,876
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	345,783
2.25%, 6/10/2024	EUR	200,000	229,673
4.00%, 1/20/2017	EUR	350,000	395,546
4.88%, 8/13/2019	EUR	300,000	378,171
Barclays PLC 1.50%, 4/1/2022	EUR	200,000	215,109
BAT International Finance PLC 5.38%, 6/29/2017	EUR	200,000	233,830

BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	232,866
5.00%, 11/4/2036	GBP	100,000	172,231
5.13%, 12/1/2025	GBP	150,000	257,247
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	200,000	211,427
1.53%, 9/26/2022	EUR	200,000	218,743
1.57%, 2/16/2027	EUR	300,000	305,437
2.18%, 9/28/2021	EUR	200,000	228,435
2.97%, 2/27/2026	EUR	200,000	236,796
2.99%, 2/18/2019	EUR	100,000	116,773
3.83%, 10/6/2017	EUR	250,000	288,009
4.33%, 12/10/2018	GBP	100,000	157,848
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	200,000	221,712
8.50%, 12/7/2016	GBP	150,000	235,702
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	312,069
7.00%, 9/19/2033	GBP	100,000	200,314
Diageo Finance PLC 1.13%, 5/20/2019	EUR	300,000	333,236
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	300,000	328,601
1.38%, 12/2/2024	EUR	200,000	218,102
4.25%, 12/18/2045	GBP	200,000	314,872
5.25%, 12/19/2033	GBP	200,000	360,771
5.25%, 4/10/2042	GBP	150,000	272,291
5.63%, 12/13/2017	EUR	250,000	300,796
6.38%, 3/9/2039	GBP	100,000	204,272
Heathrow Funding, Ltd.:
Series 0000, 4.63%, 10/31/2048	GBP	100,000	160,305
5.23%, 2/15/2023	GBP	100,000	166,660
5.88%, 5/13/2043	GBP	200,000	375,113
6.45%, 12/10/2033	GBP	150,000	292,611
6.75%, 12/3/2028	GBP	100,000	191,760
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	343,468
3.88%, 10/24/2018	EUR	200,000	238,701
4.00%, 1/15/2021	EUR	200,000	253,217
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	200,000	228,332
9.00%, 2/17/2022	GBP	150,000	292,466
Lloyds Bank PLC:
0.63%, 4/20/2020	EUR	100,000	108,204
1.00%, 11/19/2021	EUR	300,000	324,226
1.25%, 1/13/2025	EUR	400,000	424,351
1.88%, 10/10/2018	EUR	200,000	226,271
4.63%, 2/2/2017	EUR	200,000	227,745
5.38%, 9/3/2019	EUR	200,000	255,379
6.50%, 9/17/2040	GBP	200,000	415,472
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	216,402
1.25%, 3/3/2025	EUR	200,000	209,681
3.13%, 4/3/2017	EUR	200,000	225,159
5.63%, 9/9/2019	GBP	150,000	249,123
Royal Bank of Scotland Group PLC 1.63%, 6/25/2019	EUR	200,000	221,161

See accompanying notes to financial statements.

289

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	$446,064
5.50%, 3/23/2020	EUR	100,000	129,938
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	150,000	169,564
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	327,031
2.50%, 9/15/2026	EUR	200,000	220,407
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	222,640
1.63%, 6/13/2021	EUR	200,000	216,661
1.75%, 10/29/2017	EUR	200,000	222,377
4.13%, 1/18/2019	EUR	200,000	237,132
4.38%, 1/18/2038	GBP	100,000	142,729
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	300,000	327,553
1.88%, 9/11/2025	EUR	200,000	218,244
4.65%, 1/20/2022	EUR	200,000	259,113
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	167,305
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	182,087

			18,102,142

UNITED STATES — 23.8%
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	149,343
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	327,063
1.38%, 1/17/2024	EUR	300,000	328,217
1.63%, 11/10/2026	EUR	400,000	432,807
2.00%, 9/17/2027	EUR	200,000	219,619
3.05%, 7/31/2029	GBP	200,000	288,766
Series MTN, 3.70%, 8/28/2022	AUD	200,000	145,512
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	210,132
1.45%, 6/1/2022	EUR	300,000	325,576
1.88%, 12/4/2020	EUR	200,000	226,662
2.40%, 3/15/2024	EUR	200,000	225,226
2.45%, 3/15/2035	EUR	200,000	191,490
2.50%, 3/15/2023	EUR	300,000	344,023
2.65%, 12/17/2021	EUR	400,000	466,767
3.50%, 12/17/2025	EUR	200,000	243,718
3.55%, 12/17/2032	EUR	300,000	346,005
4.25%, 6/1/2043	GBP	100,000	136,121
4.88%, 6/1/2044	GBP	200,000	298,273
5.88%, 4/28/2017	GBP	50,000	77,879
5.88%, 4/28/2017	GBP	100,000	155,758
7.00%, 4/30/2040	GBP	150,000	290,939
Bank of America Corp.:
1.38%, 9/10/2021	EUR	500,000	545,972
1.63%, 9/14/2022	EUR	300,000	326,767
1.88%, 1/10/2019	EUR	300,000	338,221
2.38%, 6/19/2024	EUR	300,000	338,114
2.50%, 7/27/2020	EUR	150,000	173,583
4.63%, 8/7/2017	EUR	300,000	348,038
4.75%, 4/3/2017	EUR	250,000	286,748

6.13%, 9/15/2021	GBP	100,000	172,271
7.00%, 7/31/2028	GBP	200,000	395,797
7.75%, 4/30/2018	GBP	200,000	333,154
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	293,888
1.63%, 3/16/2035	EUR	200,000	181,784
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	100,000	108,980
1.75%, 1/28/2025	EUR	400,000	427,436
2.13%, 9/10/2026	EUR	300,000	324,732
2.38%, 5/22/2024	EUR	200,000	225,899
4.38%, 1/30/2017	EUR	300,000	340,640
5.00%, 8/2/2019	EUR	550,000	688,488
7.38%, 9/4/2019	EUR	100,000	134,782
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	317,268
1.13%, 3/9/2027	EUR	200,000	202,877
1.63%, 3/9/2035	EUR	300,000	292,027
1.88%, 9/22/2026	EUR	200,000	222,263
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.38%, 9/14/2029	GBP	200,000	300,434
GE Capital European Funding:
0.80%, 1/21/2022	EUR	100,000	107,207
1.00%, 5/2/2017	EUR	300,000	329,742
1.63%, 3/15/2018	EUR	100,000	111,892
2.25%, 7/20/2020	EUR	200,000	232,116
2.63%, 3/15/2023	EUR	200,000	237,785
2.88%, 6/18/2019	EUR	300,000	353,230
4.25%, 3/1/2017	EUR	300,000	341,584
5.38%, 1/16/2018	EUR	300,000	359,743
5.38%, 1/23/2020	EUR	300,000	388,070
6.00%, 1/15/2019	EUR	100,000	126,915
General Electric Co.:
1.25%, 5/26/2023	EUR	200,000	217,512
1.88%, 5/28/2027	EUR	300,000	331,770
Goldman Sachs Group, Inc.:
1.38%, 7/26/2022	EUR	300,000	324,234
2.00%, 7/27/2023	EUR	400,000	440,649
2.13%, 9/30/2024	EUR	200,000	220,009
2.50%, 10/18/2021	EUR	300,000	346,334
2.63%, 8/19/2020	EUR	100,000	116,173
3.25%, 2/1/2023	EUR	200,000	239,564
4.25%, 1/29/2026	GBP	100,000	156,863
4.38%, 3/16/2017	EUR	150,000	170,964
Series GMTN, 4.50%, 1/30/2017	EUR	300,000	340,865
5.13%, 10/23/2019	EUR	200,000	252,227
6.38%, 5/2/2018	EUR	50,000	61,840
HSBC Finance Corp.:
4.88%, 5/30/2017	EUR	100,000	115,687
4.88%, 5/30/2017	EUR	100,000	115,687
International Business Machines Corp.:
Series 001, 1.38%, 11/19/2019	EUR	200,000	225,515
1.88%, 11/6/2020	EUR	100,000	114,969
1.88%, 11/6/2020	EUR	300,000	344,906
2.75%, 12/21/2020	GBP	200,000	302,410
2.88%, 11/7/2025	EUR	100,000	121,484

See accompanying notes to financial statements.

290

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Johnson & Johnson:
4.75%, 11/6/2019	EUR	50,000	$63,641
4.75%, 11/6/2019	EUR	150,000	190,923
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	200,000	220,143
1.50%, 1/27/2025	EUR	400,000	427,013
1.88%, 11/21/2019	EUR	200,000	228,052
2.63%, 4/23/2021	EUR	300,000	352,165
2.75%, 8/24/2022	EUR	200,000	236,896
2.75%, 2/1/2023	EUR	400,000	474,129
3.00%, 2/19/2026	EUR	300,000	361,641
3.88%, 9/23/2020	EUR	300,000	371,779
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	110,083
1.88%, 10/15/2026	EUR	300,000	334,634
Microsoft Corp.:
2.13%, 12/6/2021	EUR	300,000	351,612
3.13%, 12/6/2028	EUR	300,000	377,338
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	200,000	229,927
Morgan Stanley:
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	319,969
1.88%, 3/30/2023	EUR	300,000	330,990
Series GMTN, 2.25%, 3/12/2018	EUR	300,000	338,934
Series GMTN, 2.38%, 3/31/2021	EUR	400,000	460,005
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	389,156
Series GMTN, 5.50%, 10/2/2017	EUR	300,000	355,091
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	233,079
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	350,000	477,997
6.50%, 6/3/2038	GBP	300,000	608,674
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	200,000	226,938
2.88%, 3/3/2026	EUR	200,000	239,906
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	192,309
2.38%, 9/23/2024	EUR	200,000	213,980
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	216,773
2.00%, 8/16/2022	EUR	200,000	232,563
4.88%, 5/11/2027	EUR	200,000	288,143
5.13%, 10/24/2017	EUR	150,000	177,879
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	100,000	106,510
1.00%, 9/10/2021	EUR	200,000	218,759
1.25%, 8/1/2017	EUR	200,000	220,796
1.80%, 7/23/2020	EUR	200,000	228,784
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	200,000	216,783
2.38%, 2/17/2022	EUR	400,000	462,990
2.63%, 12/1/2031	EUR	200,000	216,809
3.25%, 2/17/2026	EUR	200,000	242,672
4.07%, 6/18/2024	GBP	100,000	155,896
4.75%, 2/17/2034	GBP	200,000	312,584

Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	292,113
4.88%, 1/19/2039	GBP	250,000	433,297
5.25%, 9/28/2035	GBP	150,000	272,472
5.63%, 3/27/2034	GBP	250,000	467,345
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	300,000	327,082
1.50%, 9/12/2022	EUR	200,000	219,572
1.63%, 6/2/2025	EUR	300,000	322,778
2.13%, 4/22/2022	GBP	100,000	143,554
2.13%, 6/4/2024	EUR	300,000	339,819
2.25%, 9/3/2020	EUR	300,000	347,336
2.25%, 5/2/2023	EUR	200,000	229,756
2.63%, 8/16/2022	EUR	250,000	294,830
4.63%, 11/2/2035	GBP	150,000	248,731

			35,851,635

TOTAL CORPORATE BONDS & NOTES (Cost $169,261,744)			147,212,039

	Shares

SHORT-TERM INVESTMENT — 0.0%(a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (d)		14,052	14,052

TOTAL INVESTMENTS — 97.6% (e) (Cost $169,275,796)			147,226,091
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			3,589,982

NET ASSETS — 100.0%			$150,816,073

(a)	Amount is less than 0.05% of net assets.
(b)	Value is determined based on Level 1 inputs (Note 2).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

291

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	EUR	384,442	JPY	50,000,000	01/06/2016	$(1,970)
Barclays Capital	JPY	45,000,000	EUR	340,517	01/06/2016	(4,181)
Barclays Capital	JPY	10,000,000	EUR	76,842	01/06/2016	344
Barclays Capital	EUR	340,445	JPY	45,000,000	02/03/2016	4,254
Citibank, N.A.	EUR	384,548	JPY	50,000,000	01/06/2016	(2,085)
Citibank, N.A.	JPY	45,000,000	EUR	340,368	01/06/2016	(4,342)
Citibank, N.A.	EUR	340,298	JPY	45,000,000	02/03/2016	4,414

						$(3,566)

AUD Australian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

JPY Japanese Yen

USD United States Dollar

See accompanying notes to financial statements.

292

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 10.2%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 10/1/2016 (a)	BRL	2,150,000	$487,289
Zero Coupon, 1/1/2017 (a)	BRL	4,250,000	927,919
Zero Coupon, 7/1/2017 (a)	BRL	800,000	161,483
Zero Coupon, 10/1/2017 (a)	BRL	400,000	77,528
Zero Coupon, 1/1/2018 (a)	BRL	3,850,000	718,647
Zero Coupon, 7/1/2018 (a)	BRL	4,950,000	854,241
Zero Coupon, 1/1/2019 (a)	BRL	6,500,000	1,038,170
0.01%, 7/1/2019	BRL	4,750,000	703,633
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/1/2017	BRL	1,540,000	370,542
10.00%, 1/1/2021	BRL	830,000	167,000
10.00%, 1/1/2023	BRL	3,480,000	660,201
10.00%, 1/1/2025	BRL	2,850,000	515,232
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	75,198
10.25%, 1/10/2028	BRL	250,000	55,608

			6,812,691

CHILE — 1.7%
Bonos del Banco Central de Chile en Pesos:
4.50%, 6/1/2020	CLP	60,000,000	85,113
6.00%, 8/1/2016	CLP	40,000,000	57,089
6.00%, 1/1/2017	CLP	25,000,000	35,919
6.00%, 6/1/2017	CLP	55,000,000	79,624
6.00%, 3/1/2018	CLP	20,000,000	29,258
6.00%, 6/1/2018	CLP	120,000,000	176,073
6.00%, 2/1/2021	CLP	105,000,000	158,706
6.00%, 3/1/2022	CLP	120,000,000	183,239
6.00%, 3/1/2023	CLP	130,000,000	200,343
Chile Government International Bond:
5.50%, 8/5/2020	CLP	45,000,000	65,347
5.50%, 8/5/2020	CLP	47,000,000	68,252

			1,138,963

COLOMBIA — 3.7%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	88,000,000	23,119
7.75%, 4/14/2021	COP	115,000,000	36,860
9.85%, 6/28/2027	COP	95,000,000	34,160
9.85%, 6/28/2027	COP	20,000,000	7,192
Colombian TES:
5.00%, 11/21/2018	COP	2,000,000,000	594,895
6.00%, 4/28/2028	COP	2,000,000,000	493,064
7.00%, 9/11/2019	COP	1,200,000,000	371,318
7.00%, 5/4/2022	COP	2,000,000,000	595,136
7.50%, 8/26/2026	COP	250,000,000	72,504
7.75%, 9/18/2030	COP	500,000,000	141,213
11.00%, 7/24/2020	COP	300,000,000	105,915

			2,475,376

CZECH REPUBLIC — 3.9%
Czech Republic Government Bond:
0.85%, 3/17/2018	CZK	2,100,000	86,516
1.50%, 10/29/2019	CZK	9,150,000	390,106
2.40%, 9/17/2025	CZK	3,000,000	141,499
2.50%, 8/25/2028	CZK	3,000,000	145,001
3.75%, 9/12/2020	CZK	2,800,000	132,615
3.85%, 9/29/2021	CZK	3,200,000	156,791
4.00%, 4/11/2017	CZK	2,500,000	106,421
4.20%, 12/4/2036	CZK	3,500,000	209,588
4.60%, 8/18/2018	CZK	6,800,000	308,127
4.70%, 9/12/2022	CZK	6,500,000	341,654
5.00%, 4/11/2019	CZK	8,100,000	380,941
5.70%, 5/25/2024	CZK	3,700,000	215,158

			2,614,417

HUNGARY — 3.4%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	26,000,000	90,028
3.50%, 6/24/2020	HUF	65,000,000	232,248
4.00%, 4/25/2018	HUF	53,000,000	189,587
5.50%, 6/24/2025	HUF	59,200,000	237,743
6.00%, 11/24/2023	HUF	122,000,000	495,339
6.50%, 6/24/2019	HUF	117,000,000	455,641
6.75%, 2/24/2017	HUF	65,000,000	237,253
7.00%, 6/24/2022	HUF	69,000,000	291,003
7.50%, 11/12/2020	HUF	21,200,000	88,633

			2,317,475

INDONESIA — 4.5%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	134,112
5.63%, 5/15/2023	IDR	6,500,000,000	387,477
6.13%, 5/15/2028	IDR	6,500,000,000	370,215
6.25%, 4/15/2017	IDR	1,500,000,000	105,853
6.38%, 4/15/2042	IDR	1,700,000,000	88,441
6.63%, 5/15/2033	IDR	1,500,000,000	85,494
7.00%, 5/15/2022	IDR	1,290,000,000	84,932
7.00%, 5/15/2027	IDR	2,300,000,000	143,384
7.88%, 4/15/2019	IDR	6,000,000,000	423,234
8.25%, 6/15/2032	IDR	3,710,000,000	248,531
8.38%, 3/15/2024	IDR	3,400,000,000	239,805
8.38%, 3/15/2034	IDR	5,500,000,000	373,617
9.50%, 5/15/2041	IDR	1,000,000,000	74,258
9.75%, 5/15/2037	IDR	1,250,000,000	94,892
10.00%, 7/15/2017	IDR	1,200,000,000	88,744
11.50%, 9/15/2019	IDR	900,000,000	70,517
12.80%, 6/15/2021	IDR	350,000,000	29,570

			3,043,076

ISRAEL — 4.5%
Israel Government Bond:
1.25%, 10/31/2017	ILS	450,000	117,552
2.25%, 5/31/2019	ILS	470,000	126,835
3.75%, 3/31/2024	ILS	580,000	170,621
4.00%, 1/31/2018	ILS	1,000,000	276,090
4.25%, 3/31/2023	ILS	850,000	256,911
5.00%, 1/31/2020	ILS	1,100,000	329,055
5.50%, 2/28/2017	ILS	800,000	218,160
5.50%, 1/31/2042	ILS	700,000	252,826

See accompanying notes to financial statements.

293

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Israel Government Bond - Fixed:
4.25%, 8/31/2016	ILS	200,000	$52,802
5.50%, 1/31/2022	ILS	1,220,000	389,250
6.00%, 2/28/2019	ILS	1,200,000	359,708
6.25%, 10/30/2026	ILS	1,280,000	458,903

			3,008,713

MALAYSIA — 7.9%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	1,110,000	259,074
3.39%, 3/15/2017	MYR	900,000	211,459
3.48%, 3/15/2023	MYR	1,010,000	225,260
3.49%, 3/31/2020	MYR	1,200,000	278,186
3.50%, 5/31/2027	MYR	600,000	127,001
3.58%, 9/28/2018	MYR	2,000,000	471,055
3.65%, 10/31/2019	MYR	580,000	136,140
3.73%, 6/15/2028	MYR	240,000	51,691
3.76%, 3/15/2019	MYR	300,000	70,867
3.84%, 4/15/2033	MYR	1,120,000	235,166
3.89%, 7/31/2020	MYR	500,000	117,559
3.89%, 3/15/2027	MYR	600,000	132,962
3.96%, 9/15/2025	MYR	850,000	194,210
4.13%, 4/15/2032	MYR	300,000	65,717
4.23%, 6/30/2031	MYR	200,000	44,254
4.38%, 11/29/2019	MYR	400,000	96,318
4.39%, 4/15/2026	MYR	900,000	210,562
4.84%, 7/15/2025	MYR	170,000	41,184
4.94%, 9/30/2043	MYR	300,000	71,144
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	3,000,000	703,425
3.80%, 8/27/2020	MYR	3,000,000	696,969
4.19%, 7/15/2022	MYR	2,000,000	461,393
4.44%, 5/22/2024	MYR	1,800,000	415,052

			5,316,648

MEXICO — 10.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	17,700,000	1,029,730
5.00%, 6/15/2017	MXN	1,000,000	58,729
5.00%, 12/11/2019	MXN	2,300,000	131,809
6.50%, 6/10/2021	MXN	7,500,000	449,242
6.50%, 6/9/2022	MXN	7,300,000	434,919
7.25%, 12/15/2016	MXN	5,600,000	334,879
7.50%, 6/3/2027	MXN	5,020,000	315,514
7.75%, 12/14/2017	MXN	1,300,000	80,468
7.75%, 5/29/2031	MXN	9,200,000	584,235
7.75%, 11/13/2042	MXN	7,300,000	461,856
8.00%, 6/11/2020	MXN	4,200,000	267,613
8.00%, 12/7/2023	MXN	4,400,000	285,143
8.50%, 12/13/2018	MXN	16,900,000	1,076,410
8.50%, 5/31/2029	MXN	4,350,000	294,476
8.50%, 11/18/2038	MXN	4,500,000	306,109
10.00%, 12/5/2024	MXN	5,300,000	386,302
10.00%, 11/20/2036	MXN	4,500,000	348,455

			6,845,889

NIGERIA — 2.8%
Nigeria Government Bond:
10.00%, 7/23/2030	NGN	150,000,000	695,177
10.70%, 5/30/2018	NGN	28,440,000	147,780

14.20%, 3/14/2024	NGN	82,000,000	479,765
15.10%, 4/27/2017	NGN	75,000,000	410,399
16.39%, 1/27/2022	NGN	24,000,000	148,389

			1,881,510

PERU — 2.0%
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	186,452
5.70%, 8/12/2024	PEN	600,000	159,678
6.00%, 2/12/2029	PEN	100,000	25,792
6.71%, 2/12/2055	PEN	250,000	63,703
6.85%, 2/12/2042	PEN	480,000	125,447
6.90%, 8/12/2037	PEN	200,000	53,037
6.90%, 8/12/2037	PEN	350,000	92,815
6.95%, 8/12/2031	PEN	940,000	256,454
7.84%, 8/12/2020	PEN	1,195,000	369,828
8.20%, 8/12/2026	PEN	120,000	37,056
8.60%, 8/12/2017	PEN	10,000	3,087

			1,373,349

PHILIPPINES — 4.6%
Philippine Government Bond:
3.50%, 3/20/2021	PHP	1,500,000	31,061
3.63%, 9/9/2025	PHP	1,000,000	20,369
3.88%, 11/22/2019	PHP	25,160,000	533,723
4.13%, 8/20/2024	PHP	16,500,000	348,451
4.63%, 9/9/2040	PHP	4,958,497	100,643
5.00%, 8/18/2018	PHP	5,400,000	118,392
5.88%, 12/16/2020	PHP	7,950,000	183,370
6.13%, 10/24/2037	PHP	9,500,000	230,857
6.38%, 1/19/2022	PHP	4,700,000	110,782
7.00%, 3/31/2017	PHP	6,000,000	134,686
8.00%, 7/19/2031	PHP	15,987,338	466,924
8.13%, 12/16/2035	PHP	13,300,000	388,895
9.13%, 9/4/2016	PHP	6,900,000	153,043
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	234,566

			3,055,762

POLAND — 4.5%
Poland Government Bond:
1.50%, 4/25/2020	PLN	1,800,000	441,845
2.00%, 4/25/2021	PLN	900,000	222,537
2.50%, 7/25/2026	PLN	500,000	119,192
3.25%, 7/25/2019	PLN	800,000	210,958
3.25%, 7/25/2025	PLN	—	—
3.75%, 4/25/2018	PLN	850,000	224,965
4.00%, 10/25/2023	PLN	3,150,000	863,489
4.75%, 10/25/2016	PLN	750,000	194,759
4.75%, 4/25/2017	PLN	700,000	184,495
5.25%, 10/25/2017	PLN	1,200,000	323,138
5.75%, 10/25/2021	PLN	500,000	149,116
5.75%, 4/25/2029	PLN	280,000	89,092

			3,023,586

ROMANIA — 2.5%
Romania Government Bond:
3.25%, 1/17/2018	RON	1,300,000	323,512
4.75%, 6/24/2019	RON	500,000	131,136

See accompanying notes to financial statements.

294

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

4.75%, 2/24/2025	RON	500,000	$129,278
5.60%, 11/28/2018	RON	400,000	106,460
5.75%, 4/29/2020	RON	580,000	158,139
5.80%, 7/26/2027	RON	250,000	68,477
5.85%, 4/26/2023	RON	1,300,000	360,087
5.90%, 7/26/2017	RON	1,020,000	262,526
5.95%, 6/11/2021	RON	500,000	138,837

			1,678,452

RUSSIA — 3.1%
Russian Federal Bond - OFZ:
6.20%, 1/31/2018	RUB	29,000,000	369,315
6.40%, 5/27/2020	RUB	11,000,000	133,202
6.80%, 12/11/2019	RUB	17,900,000	221,913
7.00%, 8/16/2023	RUB	35,212,000	416,681
7.05%, 1/19/2028	RUB	16,200,000	185,013
7.40%, 6/14/2017	RUB	1,420,000	18,770
7.50%, 3/15/2018	RUB	24,500,000	320,696
7.60%, 4/14/2021	RUB	3,800,000	47,607
7.60%, 7/20/2022	RUB	7,000,000	86,835
8.15%, 2/3/2027	RUB	15,000,000	188,334
Russian Foreign Bond - Eurobond Series REGS, 7.85%, 3/10/2018	RUB	5,000,000	65,585

			2,053,951

SOUTH AFRICA — 4.3%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,600,000	198,300
6.50%, 2/28/2041	ZAR	8,300,000	354,324
6.75%, 3/31/2021	ZAR	2,900,000	167,532
7.00%, 2/28/2031	ZAR	12,100,000	595,235
7.25%, 1/15/2020 (b)	ZAR	5,350,000	323,603
7.75%, 2/28/2023	ZAR	2,650,000	155,339
8.00%, 12/21/2018	ZAR	1,400,000	88,197
8.00%, 1/31/2030	ZAR	2,600,000	141,935
8.25%, 9/15/2017	ZAR	3,500,000	225,145
8.25%, 3/31/2032	ZAR	1,900,000	104,470
8.75%, 1/31/2044	ZAR	2,000,000	110,526
8.75%, 2/28/2048	ZAR	2,800,000	154,202
8.88%, 2/28/2035	ZAR	3,000,000	172,107
10.50%, 12/21/2026	ZAR	1,300,000	88,594
13.50%, 9/15/2016	ZAR	1	—

			2,879,509

SOUTH KOREA — 12.5%
Korea Monetary Stabilization Bond Series 1610, 2.22%, 10/2/2016	KRW	180,000,000	154,201
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	750,000,000	643,852
2.00%, 3/10/2020	KRW	600,000,000	516,068
2.00%, 9/10/2020	KRW	100,000,000	85,967
2.25%, 6/10/2025	KRW	100,000,000	86,483
2.63%, 9/10/2035	KRW	50,000,000	45,699
2.75%, 6/10/2016	KRW	—	—
2.75%, 6/10/2017	KRW	730,000,000	632,255
2.75%, 9/10/2017	KRW	930,000,000	807,539
2.75%, 3/10/2018	KRW	449,000,000	391,836

2.75%, 9/10/2019	KRW	300,000,000	264,941
2.75%, 12/10/2044	KRW	210,000,000	198,666
3.00%, 12/10/2016	KRW	500,000,000	431,798
3.00%, 3/10/2023	KRW	580,000,000	527,375
3.00%, 9/10/2024	KRW	700,000,000	640,757
3.00%, 12/10/2042	KRW	365,000,000	359,608
3.13%, 3/10/2019	KRW	230,000,000	204,708
3.38%, 9/10/2023	KRW	400,000,000	373,278
3.50%, 3/10/2024	KRW	130,000,000	122,777
3.75%, 6/10/2022	KRW	100,000,000	94,456
3.75%, 12/10/2033	KRW	210,000,000	220,779
4.00%, 12/10/2031	KRW	395,000,000	420,010
4.25%, 6/10/2021	KRW	467,000,000	446,183
4.75%, 12/10/2030	KRW	620,000,000	703,706

			8,372,942

THAILAND — 7.0%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	337,782
3.25%, 6/16/2017	THB	8,500,000	242,177
3.45%, 3/8/2019	THB	9,500,000	277,894
3.58%, 12/17/2027	THB	9,850,000	295,738
3.63%, 6/16/2023	THB	7,730,000	232,252
3.65%, 12/17/2021	THB	28,200,000	843,841
3.65%, 6/20/2031	THB	3,700,000	110,595
3.78%, 6/25/2032	THB	5,700,000	172,489
3.80%, 6/14/2041	THB	17,000,000	492,391
3.85%, 12/12/2025	THB	9,000,000	279,177
3.88%, 6/13/2019	THB	23,900,000	710,841
4.68%, 6/29/2044	THB	10,000,000	331,451
4.85%, 6/17/2061	THB	2,000,000	67,861
4.88%, 6/22/2029	THB	6,000,000	205,906
5.13%, 3/13/2018	THB	3,000,000	89,688

			4,690,083

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	1,190,000	374,671
7.10%, 3/8/2023	TRY	950,000	268,920
7.40%, 2/5/2020	TRY	350,000	107,290
8.00%, 3/12/2025	TRY	600,000	176,165
8.50%, 7/10/2019	TRY	900,000	288,607
8.50%, 9/14/2022	TRY	1,100,000	339,175
8.80%, 11/14/2018	TRY	1,500,000	490,775
8.80%, 9/27/2023	TRY	480,000	149,155
9.00%, 3/8/2017	TRY	950,000	319,694
9.00%, 7/24/2024	TRY	800,000	251,332
9.50%, 1/12/2022	TRY	500,000	162,992
10.50%, 1/15/2020	TRY	170,000	64,208

			2,992,984

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $81,963,608)			65,575,376

See accompanying notes to financial statements.

295

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	205,690	$205,690
State Street Navigator Securities Lending Prime Portfolio (c) (e)	75,700	75,700

TOTAL SHORT-TERM INVESTMENTS (f) (Cost $281,390)		281,390

TOTAL INVESTMENTS — 98.2% (g) (Cost $82,244,998)		65,856,766
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		1,186,209

NET ASSETS — 100.0%		$67,042,975

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investments of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At December 31, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	129,353	NGN	26,000,000	01/06/2016	$1,257
Citibank, N.A.	USD	124,378	NGN	25,000,000	01/06/2016	1,208
Citibank, N.A.	USD	49,751	NGN	10,000,000	01/06/2016	483
Citibank, N.A.	NGN	18,000,000	USD	89,330	01/06/2016	(1,092)
Citibank, N.A.	NGN	47,000,000	USD	233,831	01/06/2016	(2,271)
Deutsche Bank AG	NGN	22,000,000	USD	108,911	01/06/2016	(1,605)

						$(2,020)

BRL Brazilian Real

CLP Chilean Peso

COP Colombian Peso

CZK Czech Koruna

HUF Hungary Forint

IDR Indonesian Rupiah

ILS Israeli New Shekel

KRW South Korean Won

MXN Mexican Peso

MYR Malaysian Ringgit

NGN Nigerian Naira

PEN Peruvian Nuevo Sol

PHP Philippine Peso

PLN Polish Zloty

RON Romanian Leu

RUB Russian Ruble

THB Thai Baht

TRY Nurkish New Lira

USD United States Dollar

ZAR South African Rand

See accompanying notes to financial statements.

296

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 96.7%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		$50,000	$48,875

AUSTRALIA — 1.0%
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a)		76,000	60,325
9.75%, 3/1/2022 (a)		100,000	91,500
Origin Energy Finance, Ltd. VRN, 4.00%, 9/16/2074 (b)	EUR	100,000	89,624

			241,449

AUSTRIA — 0.3%
Raiffeisen Bank International AG VRN, 4.50%, 2/21/2025 (b)	EUR	100,000	87,447

BRAZIL — 4.9%
Banco Bradesco SA 5.90%, 1/16/2021		$150,000	142,875
CSN Resources SA 6.50%, 7/21/2020		150,000	73,125
Itau Unibanco Holding SA:
2.85%, 5/26/2018		200,000	190,200
5.65%, 3/19/2022		300,000	276,750
JBS Investments GmbH 7.75%, 10/28/2020		200,000	192,000
Minerva Luxembourg SA 7.75%, 1/31/2023		200,000	188,000
Oi Brasil Holdings Cooperatief UA 5.75%, 2/10/2022		200,000	91,000
Portugal Telecom International Finance B.V.:
4.50%, 6/16/2025	EUR	100,000	49,377
4.63%, 5/8/2020	EUR	100,000	50,880

			1,254,207

CANADA — 7.5%
1011778 BC ULC / New Red Finance, Inc.:
4.63%, 1/15/2022 (a)		$100,000	100,250
6.00%, 4/1/2022 (a)		100,000	103,000
Air Canada 7.75%, 4/15/2021 (a)		50,000	52,000
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	33,625
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	69,750
6.00%, 10/15/2022 (a)		100,000	70,100
6.13%, 5/15/2021	EUR	100,000	94,291
7.50%, 3/15/2018 (a)		$100,000	97,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)		100,000	92,500
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	97,000
CHC Helicopter SA 9.25%, 10/15/2020		135,000	64,800

Concordia Healthcare Corp.:
7.00%, 4/15/2023 (a)		50,000	$43,375
9.50%, 10/21/2022 (a)		50,000	49,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)		100,000	87,500
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	125,000
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	28,725
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	36,625
Lundin Mining Corp. 7.50%, 11/1/2020 (a)		100,000	93,750
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	71,000
New Gold, Inc. 6.25%, 11/15/2022 (a)		100,000	79,500
Paramount Resources, Ltd. 6.88%, 6/30/2023 (a)		50,000	39,500
Precision Drilling Corp. 5.25%, 11/15/2024		100,000	68,000
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	100,750
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	45,000
Teck Resources, Ltd. 6.25%, 7/15/2041		250,000	110,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	62,000

			1,914,791

CHINA — 0.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	100,750

COLOMBIA — 0.9%
Bancolombia SA 5.13%, 9/11/2022		150,000	143,775
Colombia Telecomunicaciones SA ESP 8.50%, 12/29/2049		40,000	34,300
Pacific Exploration and Production Corp.:
5.38%, 1/26/2019		100,000	19,000
5.63%, 1/19/2025		100,000	20,000

			217,075

DENMARK — 0.2%
Danske Bank A/S 4.88%, 5/29/2049 (b)	EUR	50,000	56,216

DOMINICAN REPUBLIC — 0.8%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		$200,000	208,000

FINLAND — 0.9%
Nokia Oyj:
6.63%, 5/15/2039		50,000	51,157
6.75%, 2/4/2019	EUR	50,000	63,250
Stora Enso Oyj 5.00%, 3/19/2018	EUR	100,000	117,270

			231,677

See accompanying notes to financial statements.

297

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

FRANCE — 8.9%
BNP Paribas SA:
5.02%, 4/29/2049 (b)	EUR	50,000	$56,118
7.20%, 12/31/2049 (a) (b)		$100,000	114,250
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	72,782
Casino Guichard Perrachon SA VRN, 4.87%, 1/31/2049 (b)	EUR	100,000	97,224
Credit Agricole SA:
6.64%, 5/29/2049 (a) (b)		$100,000	101,316
8.20%, 3/29/2049 (b)	EUR	50,000	61,648
Ephios Bondco PLC 6.25%, 7/1/2022	EUR	100,000	112,682
Europcar Groupe SA 5.75%, 6/15/2022	EUR	100,000	112,704
Faurecia 3.13%, 6/15/2022	EUR	100,000	106,729
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	54,532
7.88%, 10/27/2039 (b)	EUR	50,000	57,846
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)		$200,000	198,250
5.63%, 5/15/2024	EUR	100,000	109,852
6.25%, 5/15/2024 (a)		$200,000	193,000
Peugeot SA:
6.50%, 1/18/2019	EUR	50,000	62,326
7.38%, 3/6/2018	EUR	100,000	122,100
Rexel SA 5.13%, 6/15/2020	EUR	100,000	113,518
Societe Generale SA:
5.92%, 12/31/2049 (a) (b)		$100,000	101,375
8.88%, 6/29/2049 (b)	GBP	50,000	81,065
9.38%, 9/29/2049 (b)	EUR	50,000	66,400
Tereos Finance Groupe I 4.25%, 3/4/2020	EUR	100,000	99,143
Vallourec SA 2.25%, 9/30/2024	EUR	100,000	66,590
Veolia Environnement SA VRN, 4.45%, 1/29/2049 (b)	EUR	100,000	112,671

			2,274,121

GERMANY — 10.9%
Commerzbank AG:
7.75%, 3/16/2021	EUR	100,000	131,985
8.13%, 9/19/2023 (a)		$200,000	229,542
Deutsche Bank AG:
2.75%, 2/17/2025	EUR	100,000	100,720
4.50%, 4/1/2025		$200,000	183,982
Fresenius Finance B.V. 2.88%, 7/15/2020	EUR	100,000	116,071
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		$50,000	53,875
5.88%, 1/31/2022 (a)		100,000	107,000
HeidelbergCement Finance Luxembourg SA:
3.25%, 10/21/2021	EUR	100,000	115,259
8.00%, 1/31/2017	EUR	100,000	116,898

K+S AG 4.13%, 12/6/2021	EUR	100,000	$123,480
RWE AG VRN, 2.75%, 4/21/2075 (b)	EUR	100,000	93,172
Schaeffler Finance B.V.:
3.50%, 5/15/2022	EUR	100,000	110,944
4.75%, 5/15/2023 (a)		$200,000	196,000
Schaeffler Holding Finance B.V. PIK, 6.88%, 8/15/2018	EUR	100,000	112,476
ThyssenKrupp AG:
1.75%, 11/25/2020	EUR	100,000	105,239
3.13%, 10/25/2019	EUR	100,000	111,889
4.00%, 8/27/2018	EUR	100,000	114,061
Unitymedia GmbH 6.13%, 1/15/2025 (a)		$200,000	197,630
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH:
5.75%, 1/15/2023	EUR	80,501	92,914
6.25%, 1/15/2029	EUR	100,000	119,135
ZF North America Capital, Inc.:
2.25%, 4/26/2019	EUR	100,000	108,576
4.50%, 4/29/2022 (a)		$150,000	146,625

			2,787,473

GREECE — 0.5%
OTE PLC 7.88%, 2/7/2018	EUR	100,000	115,691

HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	114,279

INDIA — 1.0%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		$150,000	153,298
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	108,896

			262,194

IRELAND — 1.3%
Allied Irish Banks PLC 2.75%, 4/16/2019	EUR	100,000	114,196
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 1/15/2022	EUR	100,000	109,445
Bank of Ireland VRN, 4.25%, 6/11/2024 (b)	EUR	100,000	112,432

			336,073

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		$100,000	107,700

ITALY — 12.3%
Assicurazioni Generali SpA 6.42%, 12/29/2049 (b)	GBP	50,000	74,255
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	106,675
Banca Monte dei Paschi di Siena SpA 3.63%, 4/1/2019	EUR	100,000	108,713

See accompanying notes to financial statements.

298

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	$115,560
Banca Popolare di Vicenza 5.00%, 10/25/2018	EUR	100,000	103,212
Banco Popolare:
3.50%, 3/14/2019	EUR	100,000	111,354
6.00%, 11/5/2020	EUR	50,000	55,782
Enel SpA VRN, 6.63%, 9/15/2076 (b)	GBP	100,000	152,826
Finmeccanica SpA 4.50%, 1/19/2021	EUR	100,000	118,080
Generali Finance B.V. 4.60%, 11/30/2049 (b)	EUR	100,000	105,371
Intesa Sanpaolo SpA:
5.00%, 9/23/2019	EUR	50,000	58,708
5.15%, 7/16/2020	EUR	50,000	60,169
6.63%, 5/8/2018	EUR	50,000	58,315
6.63%, 9/13/2023	EUR	100,000	130,530
(Series PERP), 8.38%, 10/29/2049 (b)	EUR	50,000	62,734
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	117,722
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		$100,000	107,750
Telecom Italia Capital SA 7.20%, 7/18/2036		100,000	101,000
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	70,684
Telecom Italia SpA:
3.25%, 1/16/2023	EUR	100,000	110,043
5.38%, 1/29/2019	EUR	100,000	121,691
6.38%, 6/24/2019	GBP	50,000	80,042
UniCredit SpA:
VRN, 5.75%, 10/28/2025 (b)	EUR	100,000	117,211
6.70%, 6/5/2018	EUR	50,000	59,339
6.95%, 10/31/2022	EUR	100,000	126,940
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	104,628
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	214,544
7.38%, 4/23/2021 (a)		$400,000	378,000

			3,131,878

JAMAICA — 0.6%
Digicel Group, Ltd. 7.13%, 4/1/2022		200,000	150,000

JAPAN — 1.2%
SoftBank Group Corp.:
4.50%, 4/15/2020 (a)		200,000	199,000
5.25%, 7/30/2027	EUR	100,000	105,371

			304,371

KAZAKHSTAN — 0.1%
Kazkommertsbank JSC 5.50%, 12/21/2022		$50,000	36,727

LUXEMBOURG — 9.0%
Altice Financing SA 6.63%, 2/15/2023 (a)		200,000	197,500

Altice Luxembourg SA:
7.25%, 5/15/2022	EUR	100,000	101,569
7.75%, 5/15/2022 (a)		$200,000	180,500
ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	93,802
3.13%, 1/14/2022	EUR	100,000	82,830
5.13%, 6/1/2020		$50,000	41,500
5.50%, 2/25/2017		100,000	96,590
7.25%, 2/25/2022		150,000	120,750
7.75%, 3/1/2041		50,000	33,813
8.00%, 10/15/2039		50,000	34,125
10.85%, 6/1/2019		100,000	93,750
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (a)		200,000	186,000
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)		200,000	194,000
6.50%, 8/15/2018	EUR	100,000	109,716
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		$150,000	117,750
6.63%, 12/15/2022		100,000	63,750
7.25%, 4/1/2019		50,000	45,875
7.25%, 10/15/2020		100,000	87,500
Intelsat Luxembourg SA 6.75%, 6/1/2018		50,000	37,000
Matterhorn Telecom SA 3.88%, 5/1/2022	EUR	100,000	98,799
Millicom International Cellular SA 6.00%, 3/15/2025 (a)		$200,000	170,000
Telenet Finance V Luxembourg SCA 6.25%, 8/15/2022	EUR	100,000	116,913

			2,304,032

MACAU — 0.7%
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		$200,000	176,000

MEXICO — 2.5%
Axtel SAB de CV VRN, 9.00%, 1/31/2020 (c)		100,000	103,750
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	159,262
Cemex Finance LLC 9.38%, 10/12/2022		200,000	210,500
Cemex SAB de CV 5.70%, 1/11/2025		200,000	167,250

			640,762

MIDWAY ISLANDS — 0.1%
Teekay Corp. 8.50%, 1/15/2020		50,000	33,750

NETHERLANDS — 4.5%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust:
4.50%, 5/15/2021		150,000	152,438
4.63%, 10/30/2020		150,000	153,563
InterGen NV 7.00%, 6/30/2023 (a)		200,000	158,500
JLL/Delta Dutch Pledgeco B.V. PIK, 8.75%, 5/1/2020 (a)		50,000	48,250

See accompanying notes to financial statements.

299

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

Koninklijke KPN NV VRN, 6.13%, 3/29/2049 (b)	EUR	100,000	$115,256
NXP B.V. / NXP Funding LLC 3.75%, 6/1/2018 (a)		$200,000	201,000
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)		100,000	97,750
UPC Holding B.V. 6.38%, 9/15/2022	EUR	100,000	115,343
Ziggo Secured Finance B.V. 3.75%, 1/15/2025	EUR	100,000	100,515

			1,142,615

NORWAY — 0.4%
Lock A/S 7.00%, 8/15/2021	EUR	100,000	113,203

PORTUGAL — 0.1%
Banco Espirito Santo SA 4.00%, 1/21/2019	EUR	100,000	11,949

RUSSIA — 2.5%
Alfa Bank AO Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		$200,000	203,234
Evraz Group SA 6.50%, 4/22/2020		200,000	187,400
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	192,244
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		50,000	49,750

			632,628

SINGAPORE — 0.8%
Puma International Financing SA 6.75%, 2/1/2021 (a)		200,000	196,700

SPAIN — 3.4%
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	110,561
Bankia SA VRN, 4.00%, 5/22/2024 (b)	EUR	100,000	107,679
Cirsa Funding Luxembourg SA 5.88%, 5/15/2023	EUR	100,000	102,927
Gas Natural Fenosa Finance B.V. VRN, 4.13%, 11/29/2049 (b)	EUR	100,000	103,340
Grupo Isolux Corsan Finance B.V. 6.63%, 4/15/2021	EUR	100,000	25,745
Ibercaja Banco SA VRN, 5.00%, 7/28/2025 (b)	EUR	100,000	103,933
Repsol International Finance B.V. VRN, 4.50%, 3/25/2075 (b)	EUR	100,000	84,990
Telefonica Europe B.V.:
VRN, 5.88%, 3/31/2049 (b)	EUR	100,000	108,684
VRN, 6.50%, 9/29/2049 (b)	EUR	100,000	114,129

			861,988

SWEDEN — 0.4%
Volvo Treasury AB VRN, 4.20%, 6/10/2075 (b)	EUR	100,000	106,403

SWITZERLAND — 0.7%
Dufry Finance SCA 4.50%, 7/15/2022	EUR	100,000	113,518

UBS AG 7.15%, 12/29/2049 (b)	EUR	50,000	59,747

			173,265

UNITED KINGDOM — 13.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		$200,000	167,500
Arqiva Broadcast Finance PLC 9.50%, 3/31/2020	GBP	100,000	159,181
Barclays Bank PLC (Series RCI), 14.00%, 11/29/2049 (b)	GBP	50,000	95,159
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	116,299
Co-operative Group Holdings 2011, Ltd. VRN, 7.50%, 7/8/2026 (c)	GBP	100,000	161,080
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023		$200,000	196,500
Fiat Chrysler Finance Europe:
4.75%, 3/22/2021	EUR	100,000	116,039
6.63%, 3/15/2018	EUR	100,000	117,999
6.75%, 10/14/2019	EUR	100,000	122,453
HBOS Capital Funding L.P. VRN, 6.46%, 11/29/2049 (b)	GBP	80,000	125,282
Inmarsat Finance PLC 4.88%, 5/15/2022(a)		$100,000	97,500
Jaguar Land Rover Automotive PLC 5.00%, 2/15/2022	GBP	100,000	151,812
Kerling PLC 10.63%, 2/1/2017	EUR	50,000	54,369
Old Mutual PLC 7.88%, 11/3/2025	GBP	100,000	147,569
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	54,526
Royal Bank of Scotland Group PLC:
VRN, 3.63%, 3/25/2024 (b)	EUR	100,000	111,724
5.13%, 5/28/2024		$200,000	202,631
6.10%, 6/10/2023		100,000	107,444
Series U, 7.64%, 12/31/2049 (b)		100,000	104,500
Tesco Corporate Treasury Services PLC:
1.38%, 7/1/2019	EUR	100,000	104,308
2.50%, 7/1/2024	EUR	100,000	96,458
Tesco PLC 5.50%, 12/13/2019	GBP	100,000	156,598
Tullow Oil PLC 6.25%, 4/15/2022 (a)		$200,000	134,000
Virgin Media Secured Finance PLC:
4.88%, 1/15/2027	GBP	100,000	134,862
5.38%, 4/15/2021 (a)		$225,000	232,313
Viridian Group FundCo II, Ltd. 7.50%, 3/1/2020	EUR	100,000	111,617

			3,379,723

UNITED STATES — 3.5%
Crown European Holdings SA 3.38%, 5/15/2025	EUR	100,000	101,433
International Game Technology PLC:
4.75%, 3/5/2020	EUR	100,000	109,988
6.25%, 2/15/2022 (a)		$200,000	187,000

See accompanying notes to financial statements.

300

SPDR Barclays International High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value

MDC Partners, Inc. 6.75%, 4/1/2020(a)		$100,000	$103,000
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	197,500
Novelis, Inc. 8.75%, 12/15/2020		150,000	137,625
OI European Group B.V. 6.75%, 9/15/2020	EUR	50,000	63,006

			899,552

TOTAL CORPORATE BONDS & NOTES (Cost $28,313,205)			24,653,564

	Shares

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.08% (d) (e) (f) (Cost $170,238)		170,238	170,238

TOTAL INVESTMENTS — 97.4% (g) (Cost $28,483,443)			24,823,802
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%			659,603

NET ASSETS — 100.0%			$25,483,405

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 27.7% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2015.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

PIK Payment in Kind

EUR Euro

GBP Great British Pound

See accompanying notes to financial statements.

301

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.8%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$15,149,000	$13,368,992
Getty Images, Inc. 7.00%, 10/15/2020 (a) (b)	7,550,000	2,718,000
Lamar Media Corp.:
5.00%, 5/1/2023 (a)	10,847,000	10,982,588
5.38%, 1/15/2024 (a)	11,974,000	12,333,220
5.88%, 2/1/2022	8,806,000	9,246,300
MDC Partners, Inc. 6.75%, 4/1/2020 (b)	15,826,000	16,300,780
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/2022	9,370,000	9,580,825

		74,530,705

AEROSPACE & DEFENSE — 0.5%
Accudyne Industries Borrower / Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	8,926,000	6,426,720
KLX, Inc. 5.88%, 12/1/2022 (a) (b)	7,668,000	7,284,600
TransDigm, Inc.:
5.50%, 10/15/2020 (a)	8,575,000	8,296,313
6.00%, 7/15/2022	8,585,000	8,391,838
6.50%, 7/15/2024	14,231,000	14,152,729

		44,552,200

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	6,917,000	5,083,995
Vector Group, Ltd. 7.75%, 2/15/2021	11,549,000	12,184,195

		17,268,190

AIRLINES — 0.4%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	9,951,000	9,478,328
5.50%, 10/1/2019 (a) (b)	13,924,000	13,749,950
US Airways Group, Inc. 6.13%, 6/1/2018	11,104,000	11,298,320

		34,526,598

APPAREL — 0.1%
Levi Strauss & Co.:
5.00%, 5/1/2025 (a)	2,355,000	2,343,225
6.88%, 5/1/2022	10,519,000	11,255,330

		13,598,555

AUTO MANUFACTURERS — 0.7%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (a)	15,249,000	15,439,612
5.25%, 4/15/2023 (a)	20,450,000	20,092,125
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (b)	7,260,000	7,296,300
4.25%, 11/15/2019 (a) (b)	10,160,000	10,236,200
5.63%, 2/1/2023 (a) (b)	10,331,000	10,434,310

		63,498,547

AUTO PARTS & EQUIPMENT — 1.4%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	9,770,000	10,234,075
Goodyear Tire & Rubber Co:
5.13%, 11/15/2023 (a)	9,098,000	9,325,450
7.00%, 5/15/2022 (a)	6,371,000	6,824,934
Goodyear Tire & Rubber Co. 6.50%, 3/1/2021	14,701,000	15,454,426
Lear Corp. 5.25%, 1/15/2025	4,528,000	4,607,240
MPG Holdco I, Inc. 7.38%, 10/15/2022 (a)	9,053,000	9,143,530
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (a) (b)	4,473,000	4,439,453
4.75%, 5/15/2021 (b)	7,691,000	7,729,455
Schaeffler Holding Finance B.V. PIK, 6.88%, 8/15/2018 (b)	23,110,000	23,803,300
Tenneco, Inc. 6.88%, 12/15/2020	1,834,000	1,898,190
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a) (b)	10,425,000	10,511,006
4.50%, 4/29/2022 (b)	10,324,000	10,091,710
4.75%, 4/29/2025 (b)	21,452,000	20,433,030

		134,495,799

BANKS — 3.0%
CIT Group, Inc.:
4.25%, 8/15/2017	28,351,000	28,988,897
5.25%, 3/15/2018	26,114,000	26,962,705
5.50%, 2/15/2019 (b)	31,496,000	32,913,320
Commerzbank AG 8.13%, 9/19/2023 (b)	6,767,000	7,766,554
Deutsche Bank AG:
VRN, 4.30%, 5/24/2028 (c)	28,050,000	25,602,105
4.50%, 4/1/2025 (a)	26,095,000	24,005,025
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (b)	34,624,000	34,064,788
Provident Funding Associates L.P. / PFG Finance Corp. 6.75%, 6/15/2021 (a) (b)	4,575,000	4,426,312
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (a)	31,900,000	32,319,644
6.00%, 12/19/2023	32,988,000	35,528,571
6.13%, 12/15/2022	30,656,000	33,375,126

		285,953,047

BEVERAGES — 0.6%
Constellation Brands, Inc.:
3.75%, 5/1/2021	9,257,000	9,280,142
4.25%, 5/1/2023	16,286,000	16,286,000
6.00%, 5/1/2022	12,137,000	13,350,700
Cott Beverages, Inc.:
5.38%, 7/1/2022 (a)	8,494,000	8,324,120
6.75%, 1/1/2020	9,980,000	10,304,350

		57,545,312

See accompanying notes to financial statements.

302

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a) (b)	$7,540,000	$6,635,200
Concordia Healthcare Corp.:
7.00%, 4/15/2023 (a) (b)	6,307,000	5,471,323
9.50%, 10/21/2022 (a) (b)	16,700,000	16,449,500

		28,556,023

CHEMICALS — 2.3%
Ashland, Inc.:
3.88%, 4/15/2018	6,632,000	6,764,640
4.75%, 8/15/2022 (a)	15,579,000	15,150,577
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B 7.38%, 5/1/2021 (b)	9,270,000	9,774,056
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (b)	7,670,000	8,274,013
10.00%, 10/15/2025 (b)	5,315,000	5,846,500
Celanese US Holdings LLC 4.63%, 11/15/2022	11,633,000	11,458,505
Chemours Co.:
6.63%, 5/15/2023 (a) (b)	20,654,000	14,457,800
7.00%, 5/15/2025 (a) (b)	11,940,000	8,149,050
Consolidated Energy Finance SA 6.75%, 10/15/2019 (b)	21,680,000	20,724,996
Eagle Spinco, Inc. 4.63%, 2/15/2021	9,366,000	8,616,720
Hexion, Inc. 6.63%, 4/15/2020	17,693,000	13,756,307
Huntsman International LLC 4.88%, 11/15/2020 (a)	4,974,000	4,538,775
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a) (b)	8,043,000	7,801,710
6.13%, 8/15/2018 (a) (b)	5,171,000	5,119,290
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	12,160,000	8,390,400
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	10,435,000	9,026,275
10.38%, 5/1/2021 (b)	7,725,000	7,705,688
PolyOne Corp. 5.25%, 3/15/2023	3,958,000	3,859,050
PQ Corp. 8.75%, 11/1/2018 (b)	13,834,000	13,418,980
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	8,076,000	6,380,040
TPC Group, Inc. 8.75%, 12/15/2020 (b)	9,233,000	6,001,450
Tronox Finance LLC:
6.38%, 8/15/2020 (a)	14,329,000	8,623,192
7.50%, 3/15/2022 (a) (b)	10,848,000	6,291,840
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	10,065,000	10,165,650

		220,295,504

COAL — 0.4%
Arch Coal, Inc.:
7.00%, 6/15/2019	14,855,000	111,412

7.25%, 6/15/2021 (a)	14,731,000	111,956
CONSOL Energy, Inc.:
5.88%, 4/15/2022 (a)	19,721,000	12,227,020
8.00%, 4/1/2023 (a) (b)	5,535,000	3,680,775
Foresight Energy LLC / Foresight Energy Finance Corp. 7.88%, 8/15/2021 (a) (b)	13,174,000	10,670,940
Murray Energy Corp. 11.25%, 4/15/2021 (b)	16,150,000	2,947,375
Peabody Energy Corp.:
6.00%, 11/15/2018	20,182,000	3,733,670
6.25%, 11/15/2021	17,280,000	2,376,000
10.00%, 3/15/2022 (b)	14,380,000	2,732,200

		38,591,348

COMMERCIAL SERVICES — 2.9%
ADT Corp.:
3.50%, 7/15/2022 (a)	12,524,000	11,208,980
4.88%, 7/15/2042	12,148,000	8,685,820
6.25%, 10/15/2021 (a)	10,319,000	10,778,711
Ahern Rentals, Inc. 7.38%, 5/15/2023 (b)	10,746,000	8,677,395
APX Group, Inc.:
6.38%, 12/1/2019 (a)	16,549,000	15,845,667
8.75%, 12/1/2020 (a)	2,899,000	2,355,438
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (b)	6,585,000	6,667,313
6.50%, 7/15/2022 (b)	3,484,000	3,632,070
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023 (a)	11,732,000	11,761,330
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (b)	8,321,000	7,156,060
Cenveo Corp. 6.00%, 8/1/2019 (b)	10,929,000	7,704,945
ExamWorks Group, Inc. 5.63%, 4/15/2023 (a)	11,207,000	11,150,965
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a) (b)	18,553,000	14,656,870
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	21,205,000	16,645,925
Hertz Corp.:
5.88%, 10/15/2020 (a)	988,000	1,018,875
6.25%, 10/15/2022 (a)	8,150,000	8,435,250
6.75%, 4/15/2019	26,377,000	26,944,105
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (b)	10,719,000	10,451,025
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	7,982,000	4,789,200
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	24,679,000	15,300,980
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	9,964,000	7,896,470
Safway Group Holding LLC / Safway Finance Corp. 7.00%, 5/15/2018 (a) (b)	10,699,000	10,672,253

See accompanying notes to financial statements.

303

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Service Corp. International 5.38%, 5/15/2024	$7,745,000	$7,977,350
Team Health, Inc. 7.25%, 12/15/2023 (b)	10,135,000	10,489,725
United Rentals North America, Inc.:
4.63%, 7/15/2023	13,125,000	13,092,188
6.13%, 6/15/2023 (a)	14,121,000	14,438,722
7.63%, 4/15/2022	12,639,000	13,507,299

		281,940,931

CONSTRUCTION MATERIALS — 1.2%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/1/2017 (a)	8,336,000	5,751,840
Builders FirstSource, Inc. 10.75%, 8/15/2023 (b)	15,988,000	15,868,090
Building Materials Corp. of America:
5.38%, 11/15/2024 (b)	10,576,000	10,549,560
6.00%, 10/15/2025 (b)	12,265,000	12,510,300
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (b)	9,525,000	6,334,125
Griffon Corp. 5.25%, 3/1/2022	8,405,000	8,016,269
Masco Corp. 4.45%, 4/1/2025	12,020,000	11,779,600
Nortek, Inc. 8.50%, 4/15/2021	18,069,000	18,748,394
Ply Gem Industries, Inc. 6.50%, 2/1/2022	11,171,000	10,221,465
Vulcan Materials Co. 7.50%, 6/15/2021	11,563,000	13,470,895

		113,250,538

DISTRIBUTION & WHOLESALE — 1.2%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	5,453,000	5,521,163
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a) (b)	22,240,000	20,349,600
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (a)	3,522,000	3,451,560
HD Supply, Inc.:
5.25%, 12/15/2021 (b)	24,775,000	25,270,500
7.50%, 7/15/2020	20,070,000	20,872,800
11.50%, 7/15/2020	17,686,000	19,587,245
LKQ Corp. 4.75%, 5/15/2023	10,723,000	10,052,812
Rexel SA 5.25%, 6/15/2020 (b)	12,180,000	12,545,400

		117,651,080

DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/2019	17,590,000	17,568,012
4.50%, 5/15/2021	17,050,000	17,327,062
Aircastle, Ltd.:
5.13%, 3/15/2021 (a)	8,605,000	8,841,638
6.25%, 12/1/2019	6,563,000	7,055,225

6.75%, 4/15/2017 (a)	8,178,000	8,530,717
Ally Financial, Inc.:
2.75%, 1/30/2017	18,718,000	18,671,205
3.60%, 5/21/2018	17,186,000	17,186,000
5.50%, 2/15/2017	27,295,000	28,113,850
DFC Finance Corp. 10.50%, 6/15/2020 (b)	12,380,000	7,304,200
E*TRADE Financial Corp. 5.38%, 11/15/2022	7,363,000	7,712,743
Enova International, Inc. 9.75%, 6/1/2021	5,050,000	3,636,000
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	16,418,000	16,270,238
5.88%, 2/1/2022 (a)	18,159,000	17,750,422
6.00%, 8/1/2020 (a)	20,524,000	20,696,402
International Lease Finance Corp. 6.25%, 5/15/2019	28,111,000	30,113,909
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (b)	12,577,000	11,162,088
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	7,451,000	6,705,900
National Financial Partners Corp. 9.00%, 7/15/2021 (b)	16,450,000	15,051,750
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/1/2021 (a)	8,631,000	7,638,435
Navient Corp.:
5.50%, 1/15/2019	20,528,000	19,193,680
5.50%, 1/25/2023 (a)	8,291,000	6,632,800
6.00%, 1/25/2017	21,626,000	22,166,650
OneMain Financial Holdings, Inc.:
6.75%, 12/15/2019 (b)	14,202,000	14,397,277
7.25%, 12/15/2021 (b)	9,240,000	9,263,100
Quicken Loans, Inc. 5.75%, 5/1/2025 (a) (b)	6,972,000	6,640,830
Springleaf Finance Corp.:
5.25%, 12/15/2019 (a)	7,407,000	7,036,650
7.75%, 10/1/2021	10,985,000	10,820,225
TMX Finance LLC / TitleMax Finance Corp. 8.50%, 9/15/2018 (a) (b)	8,517,000	6,345,165
Walter Investment Management Corp. 7.88%, 12/15/2021	2,248,000	1,775,920

		371,608,093

ELECTRIC — 3.3%
AES Corp.:
4.88%, 5/15/2023 (a)	7,404,000	6,478,500
7.38%, 7/1/2021 (a)	9,679,000	9,872,580
Calpine Corp.:
5.38%, 1/15/2023 (a)	10,782,000	9,676,845
5.75%, 1/15/2025 (a)	21,435,000	18,916,388
6.00%, 1/15/2022 (b)	6,800,000	7,018,892
DPL, Inc. 7.25%, 10/15/2021	13,159,000	12,501,050
Dynegy, Inc.:
6.75%, 11/1/2019	31,457,000	29,569,580

See accompanying notes to financial statements.

304

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

7.38%, 11/1/2022	$25,500,000	$22,185,000
7.63%, 11/1/2024 (a)	20,349,000	17,394,325
Enel SpA VRN, 8.75%, 9/24/2073 (b) (c)	26,485,000	30,159,794
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	5,550,000	5,575,258
Series B, 4.25%, 3/15/2023	17,499,000	17,803,325
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (b)	9,970,000	10,106,340
GenOn Energy, Inc. 9.50%, 10/15/2018 (a)	13,432,000	10,850,773
InterGen NV 7.00%, 6/30/2023 (a) (b)	17,490,000	13,860,825
NRG Energy, Inc.:
6.25%, 7/15/2022 (a)	16,948,000	14,439,696
7.63%, 1/15/2018 (a)	18,669,000	19,462,432
7.88%, 5/15/2021	18,212,000	17,073,750
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	13,504,000	11,191,440
Talen Energy Supply LLC:
4.60%, 12/15/2021	14,667,000	9,015,658
4.63%, 7/15/2019 (a) (b)	17,113,000	12,834,750
6.50%, 6/1/2025 (a) (b)	10,336,000	6,821,760
Terraform Global Operating LLC 9.75%, 8/15/2022 (b)	4,432,000	3,534,520

		316,343,481

ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Belden, Inc. 5.50%, 9/1/2022 (b)	10,028,000	9,651,950
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)	18,184,000	17,092,960
General Cable Corp. 5.75%, 10/1/2022 (a)	7,655,000	5,894,350
WESCO Distribution, Inc. 5.38%, 12/15/2021	14,578,000	13,994,880

		46,634,140

ENERGY-ALTERNATE SOURCES — 0.3%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (b)	14,850,000	14,107,500
TerraForm Power Operating LLC 5.88%, 2/1/2023 (b)	14,932,000	12,356,230

		26,463,730

ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.75%, 10/15/2022	5,414,000	5,576,420
5.88%, 10/15/2024	17,230,000	17,574,600
Aguila 3 SA 7.88%, 1/31/2018 (b)	7,863,000	7,882,658
SBA Communications Corp. 4.88%, 7/15/2022 (a)	6,675,000	6,574,875

		37,608,553

ENTERTAINMENT — 1.7%
AMC Entertainment, Inc. 5.75%, 6/15/2025	8,519,000	8,561,595

Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.25%, 3/15/2021 (a)	4,366,000	4,496,980
Cinemark USA, Inc. 4.88%, 6/1/2023	5,254,000	5,122,650
GLP Capital L.P. / GLP Financing II, Inc.:
4.38%, 11/1/2018	8,944,000	8,854,560
4.88%, 11/1/2020 (a)	8,505,000	8,334,900
5.38%, 11/1/2023 (a)	5,379,000	5,244,525
International Game Technology PLC:
5.63%, 2/15/2020 (a) (b)	7,145,000	7,037,825
6.25%, 2/15/2022 (b)	17,910,000	16,745,850
6.50%, 2/15/2025 (b)	14,780,000	12,969,450
Isle of Capri Casinos, Inc. 5.88%, 3/15/2021	8,445,000	8,613,900
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	7,440,000	7,421,400
Pinnacle Entertainment, Inc.:
6.38%, 8/1/2021	5,837,000	6,136,146
7.50%, 4/15/2021	13,830,000	14,417,775
Regal Entertainment Group 5.75%, 3/15/2022 (a)	11,098,000	11,098,000
Scientific Games International, Inc.:
7.00%, 1/1/2022 (b)	7,750,000	7,401,250
10.00%, 12/1/2022	33,887,000	24,059,770
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	4,682,000	4,740,525
WMG Acquisition Corp. 6.75%, 4/15/2022 (a) (b)	7,562,000	6,541,130

		167,798,231

ENVIRONMENTAL CONTROL — 0.3%
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	12,029,000	12,119,217
Clean Harbors, Inc.:
5.13%, 6/1/2021	7,771,000	7,868,138
5.25%, 8/1/2020	7,659,000	7,812,180
Tervita Corp. 8.00%, 11/15/2018 (b)	9,282,000	5,754,840

		33,554,375

FOOD — 1.9%
Albertson’s Holdings LLC/Safeway, Inc. 7.75%, 10/15/2022 (b)	14,062,000	14,932,016
B&G Foods, Inc. 4.63%, 6/1/2021	3,847,000	3,808,530
Dean Foods Co. 6.50%, 3/15/2023 (b)	14,429,000	15,006,160
Ingles Markets, Inc. 5.75%, 6/15/2023	11,078,000	11,050,305
JBS USA LLC / JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a) (b)	11,425,000	9,939,750
5.88%, 7/15/2024 (a) (b)	6,650,000	6,018,250
8.25%, 2/1/2020 (a) (b)	8,417,000	8,417,000

See accompanying notes to financial statements.

305

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a) (b)	$15,481,000	$15,055,272
Post Holdings, Inc.:
6.75%, 12/1/2021 (b)	12,421,000	12,669,420
7.38%, 2/15/2022	10,791,000	11,249,617
7.75%, 3/15/2024 (a) (b)	10,340,000	10,831,150
Smithfield Foods, Inc. 6.63%, 8/15/2022 (a)	14,200,000	14,732,500
Tesco PLC 2.70%, 1/5/2017 (b)	10,250,000	10,249,898
US Foods, Inc. 8.50%, 6/30/2019 (a)	30,088,000	30,990,640
WhiteWave Foods Co. 5.38%, 10/1/2022	9,295,000	9,829,463

		184,779,971

FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.75%, 3/15/2020	21,195,000	21,923,578

FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (b)	7,425,000	7,202,250
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (a)	18,922,000	13,765,755
Verso Paper Holdings LLC / Verso Paper, Inc. 11.75%, 1/15/2019 (a)	9,300,000	1,395,000

		22,363,005

HEALTH CARE PRODUCTS — 1.6%
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (b)	15,100,000	14,043,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	16,630,000	16,782,331
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (b)	29,710,000	20,351,350
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.13%, 6/15/2021 (b)	17,896,000	15,882,700
Hologic, Inc. 5.25%, 7/15/2022 (b)	16,115,000	16,437,300
Kinetic Concepts, Inc. / KCI USA, Inc.:
10.50%, 11/1/2018	29,303,000	28,570,425
12.50%, 11/1/2019	14,260,000	12,976,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC:
4.88%, 4/15/2020 (b)	5,761,000	5,544,963
5.63%, 10/15/2023 (a) (b)	8,240,000	7,828,000
5.75%, 8/1/2022 (a) (b)	3,195,000	3,067,200
Universal Hospital Services, Inc. 7.63%, 8/15/2020	10,363,000	9,728,266

		151,212,135

HEALTH CARE SERVICES — 5.6%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	6,900,000	6,520,500
Amsurg Corp. 5.63%, 7/15/2022	11,131,000	11,019,690

Centene Corp. 4.75%, 5/15/2022 (a)	9,995,000	9,670,163
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	17,369,000	17,455,845
6.88%, 2/1/2022 (a)	37,512,000	35,589,510
8.00%, 11/15/2019	22,815,000	22,986,112
DaVita HealthCare Partners, Inc.:
5.00%, 5/1/2025	26,725,000	25,789,625
5.13%, 7/15/2024	34,907,000	34,907,000
5.75%, 8/15/2022	23,323,000	24,022,690
Envision Healthcare Corp. 5.13%, 7/1/2022 (a) (b)	3,672,000	3,598,560
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (b)	15,394,000	16,587,035
5.88%, 1/31/2022 (b)	7,943,000	8,499,010
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a) (b)	3,556,000	3,804,920
HCA, Inc.:
5.38%, 2/1/2025	37,138,000	36,673,775
6.50%, 2/15/2020	43,599,000	47,501,110
7.50%, 2/15/2022	21,532,000	23,846,690
HealthSouth Corp. 5.75%, 11/1/2024	6,945,000	6,623,794
IASIS Healthcare LLC / IASIS Capital Corp. 8.38%, 5/15/2019	4,137,000	3,806,040
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a) (b)	12,288,000	12,595,200
Series 144, PIK, 10.00%, 8/15/2018 (b)	15,674,160	14,851,267
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	7,579,000	6,290,570
8.00%, 1/15/2020	8,097,000	7,570,695
8.75%, 1/15/2023	14,056,000	12,931,520
LifePoint Health, Inc.:
5.50%, 12/1/2021	5,966,000	6,070,405
5.88%, 12/1/2023	8,055,000	8,175,825
MEDNAX, Inc. 5.25%, 12/1/2023 (b)	8,740,000	8,783,700
Molina Healthcare, Inc. 5.38%, 11/15/2022 (a) (b)	11,380,000	11,380,000
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (b)	21,638,000	21,692,095
Select Medical Corp. 6.38%, 6/1/2021 (a)	1,499,000	1,311,625
Tenet Healthcare Corp.:
6.00%, 10/1/2020	21,777,000	22,920,293
6.75%, 6/15/2023 (a)	26,188,000	24,289,370
8.13%, 4/1/2022	35,883,000	35,793,292
WellCare Health Plans, Inc. 5.75%, 11/15/2020	4,497,000	4,631,910

		538,189,836

HOLDING COMPANIES-DIVERS — 1.1%
Alphabet Holding Co., Inc. PIK, 7.75%, 11/1/2017 (a)	17,090,000	16,662,750

See accompanying notes to financial statements.

306

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a) (b)	$31,306,000	$31,039,899
HRG Group, Inc.:
7.75%, 1/15/2022	18,736,000	18,361,280
7.88%, 7/15/2019	9,431,000	9,855,395
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (b)	5,494,000	5,631,350
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	14,600,000	12,118,000
Stena AB 7.00%, 2/1/2024 (a) (b)	10,800,000	9,180,000

		102,848,674

HOME BUILDERS — 1.0%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	12,915,000	12,446,831
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.13%, 7/1/2022 (b)	8,965,000	8,292,625
DR Horton, Inc.:
3.75%, 3/1/2019	13,693,000	13,693,000
4.00%, 2/15/2020	10,469,000	10,528,673
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	18,074,000	15,543,640
Lennar Corp.:
4.50%, 6/15/2019	4,789,000	4,869,814
4.50%, 11/15/2019	5,745,000	5,841,947
4.75%, 11/15/2022	5,799,000	5,749,709
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	15,195,000	15,195,000

		92,161,239

HOUSEHOLD PRODUCTS — 0.6%
Avon Products, Inc.:
6.35%, 3/15/2020 (a)	9,931,000	7,646,870
6.75%, 3/15/2023	16,141,000	11,137,290
Edgewell Personal Care Co.:
4.70%, 5/19/2021	9,909,000	9,998,290
4.70%, 5/24/2022	13,405,000	13,307,076
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	9,319,000	8,480,290
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	6,934,000	6,708,645

		57,278,461

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	4,617,000	4,755,510
Spectrum Brands, Inc.:
5.75%, 7/15/2025 (a) (b)	13,423,000	13,758,575
6.38%, 11/15/2020	4,968,000	5,278,500
6.63%, 11/15/2022	7,152,000	7,545,360
Sun Products Corp. 7.75%, 3/15/2021 (b)	8,408,000	7,293,940

		38,631,885

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (b)	7,138,000	7,352,140

INSURANCE — 0.9%
CNO Financial Group, Inc. 5.25%, 5/30/2025	10,488,000	10,671,540
Genworth Holdings, Inc. 7.63%, 9/24/2021	10,470,000	8,694,811
HUB International, Ltd. 7.88%, 10/1/2021 (b)	26,984,000	24,285,600
USI, Inc. 7.75%, 1/15/2021 (b)	18,783,000	18,031,680
Voya Financial, Inc. 5.65%, 5/15/2053 (c)	8,589,000	8,460,165
Wayne Merger Sub LLC 8.25%, 8/1/2023 (b)	14,075,000	13,230,500

		83,374,296

INTERNET — 0.4%
Netflix, Inc.:
5.38%, 2/1/2021 (a)	2,991,000	3,140,550
5.50%, 2/15/2022 (b)	9,610,000	9,850,250
5.88%, 2/15/2025 (b)	7,198,000	7,377,950
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	5,185,000	4,335,956
VeriSign, Inc. 4.63%, 5/1/2023	5,603,000	5,425,105
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/1/2023	13,992,000	13,222,440

		43,352,251

IRON/STEEL — 1.1%
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	10,039,000	5,923,010
7.63%, 8/15/2023	6,396,000	3,773,640
ArcelorMittal:
5.50%, 2/25/2017	20,704,000	19,997,994
6.50%, 3/1/2021 (a)	22,297,000	17,946,632
7.25%, 2/25/2022 (a)	16,625,000	13,383,125
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a) (b)	6,948,000	2,014,920
8.25%, 3/31/2020 (a) (b)	10,733,000	8,183,912
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (b)	15,803,000	13,432,550
Steel Dynamics, Inc.:
5.13%, 10/1/2021 (a)	14,515,000	13,426,375
5.50%, 10/1/2024 (a)	13,510,000	12,327,875

		110,410,033

IT SERVICES — 0.4%
IHS, Inc. 5.00%, 11/1/2022	5,209,000	5,274,113
NCR Corp.:
4.63%, 2/15/2021	12,748,000	12,142,470
5.00%, 7/15/2022	14,382,000	13,950,540
6.38%, 12/15/2023	5,579,000	5,495,315

See accompanying notes to financial statements.

307

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Riverbed Technology, Inc. 8.88%, 3/1/2023 (b)	$6,715,000	$6,211,375

		43,073,813

LEISURE TIME — 0.7%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a) (b)	16,572,000	13,464,750
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	11,837,000	11,591,027
5.25%, 11/15/2019 (b)	11,961,000	12,222,707
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	8,593,000	8,807,825
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (b)	5,400,000	5,339,250
5.38%, 4/15/2023 (b)	4,648,000	4,624,760
Viking Cruises, Ltd. 8.50%, 10/15/2022 (b)	14,789,000	14,012,577

		70,062,896

LODGING — 1.8%
Boyd Gaming Corp. 6.88%, 5/15/2023	17,222,000	17,695,605
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	9,479,000	9,005,050
11.00%, 10/1/2021	19,925,000	18,032,125
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (a)	5,985,000	4,907,700
FelCor Lodging L.P. 5.63%, 3/1/2023	7,198,000	7,305,970
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	22,054,000	22,853,457
MGM Resorts International:
6.00%, 3/15/2023 (a)	15,373,000	15,257,702
6.63%, 12/15/2021	14,798,000	15,149,453
7.75%, 3/15/2022	13,550,000	14,396,875
Station Casinos LLC 7.50%, 3/1/2021 (a)	14,492,000	14,781,840
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	7,316,000	6,259,753
5.38%, 3/15/2022 (a)	4,502,000	4,277,935
5.50%, 3/1/2025 (a) (b)	23,800,000	21,211,750

		171,135,215

MACHINERY, CONSTRUCTION & MINING — 0.2%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a) (b)	9,919,000	8,927,100
Terex Corp. 6.00%, 5/15/2021	7,095,000	6,527,400

		15,454,500

MACHINERY-DIVERSIFIED — 0.5%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	16,214,000	17,146,305
CNH Industrial Capital LLC:
3.63%, 4/15/2018	2,660,000	2,618,770

3.88%, 7/16/2018	8,767,000	8,482,072
4.38%, 11/6/2020 (a)	5,407,000	5,096,098
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (b)	8,385,000	6,414,525
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	8,721,000	9,113,445

		48,871,215

MEDIA — 9.0%
Altice US Finance I Corp. 5.38%, 7/15/2023 (b)	23,185,000	23,242,962
AMC Networks, Inc.:
4.75%, 12/15/2022 (a)	10,596,000	10,596,000
7.75%, 7/15/2021	3,982,000	4,181,100
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (b)	13,475,000	13,475,000
5.25%, 9/30/2022	17,583,000	17,758,830
6.50%, 4/30/2021	21,167,000	22,013,680
CCOH Safari LLC 5.75%, 2/15/2026 (b)	36,910,000	37,002,275
Cequel Communications Holdings I LLC / Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	10,152,000	9,136,800
5.13%, 12/15/2021 (b)	9,245,000	8,320,500
6.38%, 9/15/2020 (b)	21,328,000	20,848,120
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	11,359,000	10,961,435
Series B, 6.50%, 11/15/2022 (a)	23,119,000	22,541,025
Series B, 7.63%, 3/15/2020	18,763,000	17,332,321
CSC Holdings LLC 6.75%, 11/15/2021	16,736,000	16,443,120
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	8,043,000	2,714,513
DISH DBS Corp.:
5.88%, 7/15/2022 (a)	32,026,000	29,864,245
5.88%, 11/15/2024	33,449,000	29,769,610
6.75%, 6/1/2021	34,221,000	34,477,657
Gray Television, Inc. 7.50%, 10/1/2020	1,882,000	1,933,755
iHeartCommunications, Inc.:
9.00%, 12/15/2019	21,777,000	15,897,210
9.00%, 3/1/2021 (a)	24,936,000	17,392,860
9.00%, 9/15/2022 (a)	2,000,000	1,380,000
McClatchy Co. 9.00%, 12/15/2022 (a)	15,462,000	13,761,180
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75%, 4/1/2021	10,110,000	10,716,600
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	3,418,000	3,383,820
Neptune Finco Corp.:
6.63%, 10/15/2025 (a) (b)	17,370,000	18,064,800
10.88%, 10/15/2025 (b)	24,675,000	25,847,062
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)	8,933,000	9,133,992

See accompanying notes to financial statements.

308

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Nielsen Finance LLC / Nielsen Finance Co.:
4.50%, 10/1/2020	$7,645,000	$7,759,675
5.00%, 4/15/2022 (b)	31,050,000	30,661,875
Numericable-SFR SAS:
4.88%, 5/15/2019 (b)	40,287,000	39,934,489
6.00%, 5/15/2022 (b)	70,940,000	68,811,800
6.25%, 5/15/2024 (b)	22,295,000	21,514,675
Quebecor Media, Inc. 5.75%, 1/15/2023	7,683,000	7,740,623
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	5,265,000	5,278,163
5.63%, 8/1/2024 (b)	3,881,000	3,774,273
6.13%, 10/1/2022	6,225,000	6,349,500
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (a) (b)	20,662,000	20,791,137
5.88%, 10/1/2020 (b)	7,451,000	7,804,923
6.00%, 7/15/2024 (b)	24,187,000	25,275,415
Starz LLC / Starz Finance Corp. 5.00%, 9/15/2019	4,479,000	4,534,988
TEGNA, Inc.:
5.13%, 10/15/2019	5,532,000	5,725,620
5.13%, 7/15/2020	8,382,000	8,696,325
6.38%, 10/15/2023 (a)	5,420,000	5,718,100
Time, Inc. 5.75%, 4/15/2022 (b)	18,571,000	16,992,465
Tribune Media Co. 5.88%, 7/15/2022 (a) (b)	10,735,000	10,735,000
Unitymedia GmbH 6.13%, 1/15/2025 (b)	10,494,000	10,369,646
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH:
5.00%, 1/15/2025 (b)	6,635,000	6,336,425
5.50%, 1/15/2023 (b)	13,143,000	13,110,142
Univision Communications, Inc.:
5.13%, 5/15/2023 (b)	18,418,000	17,727,325
5.13%, 2/15/2025 (b)	25,737,000	24,450,150
6.75%, 9/15/2022 (b)	16,451,000	17,047,349
Videotron, Ltd.:
5.00%, 7/15/2022	7,846,000	7,846,000
5.38%, 6/15/2024 (a) (b)	7,136,000	7,171,680
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25%, 7/15/2019	19,776,000	18,673,488

		869,021,723

METAL FABRICATE & HARDWARE — 0.1%
JMC Steel Group, Inc. 8.25%, 3/15/2018 (a) (b)	7,236,000	4,816,426
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	3,282,000	2,486,115

		7,302,541

MINING — 1.9%
Alcoa, Inc.:
5.13%, 10/1/2024 (a)	27,158,000	24,713,780
5.40%, 4/15/2021 (a)	12,663,000	12,314,767
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	7,547,000	6,603,625

First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a) (b)	13,319,000	8,590,755
7.00%, 2/15/2021 (a) (b)	15,203,000	9,539,883
7.25%, 5/15/2022 (a) (b)	9,470,000	5,918,750
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a) (b)	13,138,000	10,428,288
9.75%, 3/1/2022 (a) (b)	42,596,000	38,975,340
HudBay Minerals, Inc. 9.50%, 10/1/2020 (a)	19,455,000	14,250,787
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	13,624,000	8,583,120
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	6,843,000	5,269,110
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	15,468,000	14,501,250
New Gold, Inc. 6.25%, 11/15/2022 (b)	16,265,000	12,930,675
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	7,704,000	3,563,100
4.75%, 1/15/2022 (a)	6,250,000	3,031,250
6.25%, 7/15/2041	7,350,000	3,234,000

		182,448,480

MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 5.00%, 3/15/2022 (b)	9,245,000	9,245,000
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	16,810,000	11,783,810
6.13%, 1/15/2023 (b)	19,299,000	13,316,310
7.50%, 3/15/2025 (a) (b)	24,555,000	17,188,500
Gates Global LLC / Gates Global Co. 6.00%, 7/15/2022 (a) (b)	14,339,000	10,324,080

		61,857,700

OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC / CDW Finance Corp.:
5.00%, 9/1/2023	8,404,000	8,530,060
5.50%, 12/1/2024	8,806,000	9,224,285
6.00%, 8/15/2022	8,133,000	8,580,315

		26,334,660

OIL & GAS — 7.1%
American Energy-Permian Basin LLC 13.00%, 11/30/2020 (a) (b)	2,000,000	2,070,000
American Energy-Permian Basin LLC / AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	11,345,000	4,268,556
7.38%, 11/1/2021 (a) (b)	8,630,000	3,365,700
Antero Resources Corp.:
5.13%, 12/1/2022	15,259,000	11,596,840
5.38%, 11/1/2021	13,708,000	10,966,400
5.63%, 6/1/2023 (a) (b)	6,723,000	5,243,940
Atwood Oceanics, Inc. 6.50%, 2/1/2020	13,035,000	6,973,725
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022 (b)	12,896,000	8,898,240

See accompanying notes to financial statements.

309

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	$10,442,000	$6,317,410
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp. 7.88%, 4/15/2022 (a)	13,917,000	2,505,060
California Resources Corp.:
5.00%, 1/15/2020 (a)	3,129,000	1,114,706
5.50%, 9/15/2021 (a)	3,851,000	1,213,065
6.00%, 11/15/2024 (a)	8,181,000	2,495,205
8.00%, 12/15/2022 (a)	45,398,800	23,891,118
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.50%, 4/15/2021 (a)	17,565,000	15,281,550
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	8,215,000	6,654,150
7.50%, 9/15/2020	8,607,000	7,520,366
Chaparral Energy, Inc. 7.63%, 11/15/2022	8,363,000	1,923,490
CHC Helicopter SA 9.25%, 10/15/2020 (a)	6,273,900	3,011,472
Chesapeake Energy Corp. 8.00%, 12/15/2022 (a) (b)	32,941,355	16,141,264
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (a)	12,379,000	9,547,304
Comstock Resources, Inc. 10.00%, 3/15/2020 (a) (b)	4,376,000	2,012,960
Concho Resources, Inc.:
5.50%, 10/1/2022	1,500,000	1,365,000
5.50%, 4/1/2023	15,219,000	14,077,575
6.50%, 1/15/2022	7,402,000	7,105,920
7.00%, 1/15/2021 (a)	5,855,000	5,767,175
CVR Refining LLC / Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,433,000	7,210,010
Denbury Resources, Inc.:
4.63%, 7/15/2023 (a)	16,595,000	5,341,599
5.50%, 5/1/2022 (a)	10,344,000	3,434,001
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a) (b)	10,900,000	6,403,750
Eclipse Resources Corp. 8.88%, 7/15/2023 (a) (b)	11,450,000	5,467,375
Endeavor Energy Resources L.P. / EER Finance, Inc. 7.00%, 8/15/2021 (b)	9,615,000	8,557,350
Energy XXI Gulf Coast, Inc.:
6.88%, 3/15/2024	7,750,000	852,500
9.25%, 12/15/2017 (a)	12,429,000	3,480,120
11.00%, 3/15/2020 (a) (b)	17,401,000	6,090,350
EnQuest PLC 7.00%, 4/15/2022 (a) (b)	10,875,000	3,792,656
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023 (a)	9,131,000	4,565,500
9.38%, 5/1/2020 (a)	19,891,000	12,680,512
EV Energy Partners L.P. / EV Energy Finance Corp. 8.00%, 4/15/2019	8,104,000	4,052,000
Gulfport Energy Corp. 7.75%, 11/1/2020	2,272,000	2,033,440

Halcon Resources Corp.:
8.63%, 2/1/2020 (a) (b)	6,220,000	4,291,800
13.00%, 2/15/2022 (a) (b)	16,400,000	5,576,000
Hilcorp Energy I L.P. / Hilcorp Finance Co.:
5.00%, 12/1/2024 (b)	8,496,000	7,051,680
5.75%, 10/1/2025 (b)	8,891,000	7,735,170
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/1/2022	11,755,000	6,582,800
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a) (b)	18,075,000	7,230,000
Laredo Petroleum, Inc. 7.38%, 5/1/2022 (a)	13,101,000	12,052,920
Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.63%, 12/1/2021	9,150,000	1,921,500
Linn Energy LLC / Linn Energy Finance Corp.:
6.25%, 11/1/2019	21,054,000	3,473,910
6.50%, 5/15/2019 (a)	15,946,000	2,790,550
12.00%, 12/15/2020 (b)	12,404,000	6,202,000
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (a) (d)	7,659,000	1,991,340
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	19,583,000	13,414,355
6.50%, 3/15/2021 (b)	7,761,000	5,432,700
7.00%, 3/31/2024 (b)	18,172,000	12,902,120
Memorial Production Partners L.P. / Memorial Production Finance Corp. 7.63%, 5/1/2021	11,830,000	3,549,000
Memorial Resource Development Corp. 5.88%, 7/1/2022 (a)	14,790,000	12,941,250
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC:
10.00%, 6/1/2020 (a)	9,960,000	4,581,600
Newfield Exploration Co.:
5.38%, 1/1/2026	12,889,000	10,665,647
5.63%, 7/1/2024	6,494,000	5,536,135
5.75%, 1/30/2022	7,013,000	6,206,505
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	10,292,000	6,844,180
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)	9,343,000	5,979,520
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a) (b)	6,925,000	2,977,750
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	12,740,000	5,287,100
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	7,110,000	3,661,650
Paragon Offshore PLC 7.25%, 8/15/2024 (b)	6,535,000	914,900
Parsley Energy LLC / Parsley Finance Corp. 7.50%, 2/15/2022 (b)	3,234,000	3,088,470

See accompanying notes to financial statements.

310

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PBF Holding Co. LLC / PBF Finance Corp.:
7.00%, 11/15/2023 (b)	$14,860,000	$14,488,500
8.25%, 2/15/2020 (a)	10,075,000	10,427,625
PDC Energy, Inc. 7.75%, 10/15/2022	7,742,000	7,432,320
Penn Virginia Corp. 8.50%, 5/1/2020	11,102,000	1,748,565
Puma International Financing SA:
6.75%, 2/1/2021 (b)	2,295,000	2,257,133
6.75%, 2/1/2021 (b)	10,825,000	10,646,387
QEP Resources, Inc.:
5.25%, 5/1/2023	8,027,000	5,699,170
5.38%, 10/1/2022 (a)	5,890,000	4,240,800
Range Resources Corp.:
4.88%, 5/15/2025 (a) (b)	9,160,000	6,961,600
5.00%, 8/15/2022 (a)	5,973,000	4,464,818
5.00%, 3/15/2023 (a)	8,141,000	6,065,045
Rice Energy, Inc. 6.25%, 5/1/2022 (a)	6,318,000	4,548,960
RSP Permian, Inc. 6.63%, 10/1/2022	7,725,000	7,107,000
Sanchez Energy Corp.:
6.13%, 1/15/2023 (a)	16,723,000	9,030,420
7.75%, 6/15/2021 (a)	8,934,000	5,449,740
SandRidge Energy, Inc. 8.75%, 6/1/2020 (b)	21,230,000	6,448,613
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	10,075,000	9,067,500
Seventy Seven Operating LLC 6.63%, 11/15/2019 (a)	7,111,000	2,488,850
SM Energy Co.:
5.00%, 1/15/2024 (a)	7,244,000	4,708,600
5.63%, 6/1/2025 (a)	6,509,000	4,295,940
6.13%, 11/15/2022	6,788,000	4,989,180
Stone Energy Corp. 7.50%, 11/15/2022 (a)	12,636,000	4,169,880
Sunoco L.P. / Sunoco Finance Corp.:
5.50%, 8/1/2020 (b)	13,972,000	13,238,470
6.38%, 4/1/2023 (b)	10,889,000	10,235,660
Transocean, Inc.:
3.00%, 10/15/2017 (a)	3,514,000	3,116,479
4.30%, 10/15/2022	11,050,000	5,856,500
5.80%, 12/15/2016	10,301,000	9,991,970
7.13%, 12/15/2021 (a)	19,875,000	12,844,219
Tullow Oil PLC:
6.00%, 11/1/2020 (b)	6,199,000	4,308,305
6.25%, 4/15/2022 (b)	10,385,000	6,957,950
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a) (b)	16,781,000	3,817,678
Unit Corp. 6.63%, 5/15/2021 (a)	6,920,000	4,982,400
Vanguard Natural Resources LLC / VNR Finance Corp. 7.88%, 4/1/2020 (a)	9,018,000	2,389,770
W&T Offshore, Inc. 8.50%, 6/15/2019	12,994,000	4,547,900

Whiting Petroleum Corp.:
5.00%, 3/15/2019	6,639,000	5,012,445
5.75%, 3/15/2021 (a)	15,202,000	11,082,258
WPX Energy, Inc.:
5.25%, 9/15/2024 (a)	9,452,000	6,238,320
6.00%, 1/15/2022 (a)	6,818,000	4,772,600
7.50%, 8/1/2020 (a)	10,158,000	8,227,980

		680,529,456

OIL & GAS SERVICES — 0.6%
CGG SA 6.50%, 6/1/2021	10,402,000	4,628,890
FTS International, Inc. 6.25%, 5/1/2022 (a)	6,430,000	1,800,400
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	16,743,000	13,519,972
Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (a)	8,589,000	4,616,588
Key Energy Services, Inc. 6.75%, 3/1/2021 (a)	8,647,000	2,172,559
McDermott International, Inc. 8.00%, 5/1/2021 (a) (b)	15,350,000	12,203,250
PHI, Inc. 5.25%, 3/15/2019	8,292,000	6,633,600
Weatherford International, Ltd. 4.50%, 4/15/2022 (a)	17,500,000	12,600,000

		58,175,259

PACKAGING & CONTAINERS — 2.7%
Ardagh Finance Holdings SA PIK, 8.63%, 6/15/2019 (b)	19,239,634	18,962,968
Ball Corp.:
4.00%, 11/15/2023 (a)	8,218,000	7,837,918
4.38%, 12/15/2020	6,510,000	6,611,719
5.00%, 3/15/2022	6,939,000	7,077,780
5.25%, 7/1/2025 (a)	9,937,000	10,160,582
Berry Plastics Corp.:
5.13%, 7/15/2023 (a)	5,224,000	5,080,340
5.50%, 5/15/2022	8,995,000	8,961,269
BWAY Holding Co. 9.13%, 8/15/2021 (a) (b)	12,769,000	11,939,015
Coveris Holdings SA 7.88%, 11/1/2019 (b)	12,019,000	10,486,577
Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, 2/1/2021 (a)	17,318,000	17,880,835
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/2023	7,092,000	6,932,430
Novelis, Inc.:
8.38%, 12/15/2017 (a)	10,620,000	10,327,950
8.75%, 12/15/2020 (a)	17,310,000	15,881,925
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (b)	5,875,000	5,742,813
5.88%, 8/15/2023 (a) (b)	10,888,000	11,051,320
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu:
5.75%, 10/15/2020 (a)	58,960,000	59,973,522

See accompanying notes to financial statements.

311

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

8.25%, 2/15/2021 (a)	$18,550,000	$17,854,375
9.88%, 8/15/2019	22,444,000	22,612,330
Silgan Holdings, Inc. 5.00%, 4/1/2020 (a)	6,526,000	6,640,205

		262,015,873

PHARMACEUTICALS — 2.5%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	20,751,000	20,232,225
Endo Finance LLC / Endo Finco, Inc. 5.88%, 1/15/2023 (b)	11,131,000	10,908,380
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	17,516,000	17,428,420
6.00%, 2/1/2025 (b)	12,337,000	12,151,945
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	24,154,000	24,274,770
JLL/Delta Dutch Pledgeco B.V. PIK, 8.75%, 5/1/2020 (b)	17,679,000	17,060,235
Quintiles Transnational Corp. 4.88%, 5/15/2023 (b)	7,812,000	7,851,060
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (b)	52,415,000	46,780,388
6.13%, 4/15/2025 (b)	54,183,000	48,358,327
6.38%, 10/15/2020 (b)	35,825,000	34,571,125

		239,616,875

PIPELINES — 3.4%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	8,644,000	6,353,340
6.13%, 3/1/2022	8,202,000	5,700,390
6.25%, 4/1/2023 (b)	8,875,000	6,190,313
DCP Midstream LLC:
4.75%, 9/30/2021 (a) (b)	8,850,000	6,882,017
5.85%, 5/21/2043 (b) (c)	16,331,000	12,493,215
DCP Midstream Operating L.P.:
2.50%, 12/1/2017 (a)	7,408,000	6,666,452
3.88%, 3/15/2023	16,617,000	12,543,060
Energy Transfer Equity L.P.:
5.50%, 6/1/2027	18,740,000	14,242,400
5.88%, 1/15/2024 (a)	16,187,000	13,192,405
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.75%, 8/1/2022	8,590,000	7,301,500
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	16,244,000	15,553,630
MPLX L.P.:
4.50%, 7/15/2023	19,547,000	17,488,701
4.88%, 12/1/2024	18,708,000	16,790,430
4.88%, 6/1/2025 (b)	20,943,000	18,743,985
NGPL PipeCo LLC 9.63%, 6/1/2019 (a) (b)	6,675,000	6,241,125
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	16,869,000	14,549,512

ONEOK, Inc.:
4.25%, 2/1/2022	9,495,000	6,836,400
7.50%, 9/1/2023 (a)	12,122,000	10,091,565
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (b)	13,695,000	13,010,250
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	20,582,000	18,935,440
5.63%, 3/1/2025 (b)	25,159,000	21,290,804
5.75%, 5/15/2024 (a)	23,528,000	20,469,360
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	9,101,000	7,576,582
4.25%, 11/15/2023 (a)	8,260,000	6,360,200
5.00%, 1/15/2018 (a) (b)	13,290,000	12,293,250
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (b)	11,745,000	11,392,650
6.13%, 10/15/2021 (a)	7,600,000	7,220,000
6.25%, 10/15/2022 (b)	15,500,000	14,686,250

		331,095,226

REAL ESTATE — 0.2%
Howard Hughes Corp 6.88%, 10/1/2021 (b)	9,840,000	10,036,800
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	12,940,000	12,487,100

		22,523,900

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.25%, 10/15/2023	7,857,000	6,639,165
Crown Castle International Corp.:
4.88%, 4/15/2022	10,753,000	11,156,238
5.25%, 1/15/2023	15,258,000	16,039,972
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	2,732,000	2,841,280
Equinix, Inc.:
5.38%, 1/1/2022	7,175,000	7,354,375
5.38%, 4/1/2023	6,920,000	7,058,400
5.88%, 1/15/2026	23,350,000	24,050,500
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a) (b)	9,805,000	9,559,875
Iron Mountain, Inc.:
5.75%, 8/15/2024	12,673,000	12,229,445
6.00%, 10/1/2020 (b)	8,875,000	9,363,125
6.00%, 8/15/2023 (a)	10,217,000	10,574,595
iStar, Inc.:
4.00%, 11/1/2017	9,940,000	9,746,170
5.00%, 7/1/2019	3,849,000	3,738,341
Sabra Health Care L.P. / Sabra Capital Corp. 5.50%, 2/1/2021 (a)	7,610,000	7,857,325
Vereit Operating Partnership L.P.:
2.00%, 2/6/2017	11,671,000	11,554,290
3.00%, 2/6/2019	12,355,000	11,885,510
4.60%, 2/6/2024	8,201,000	7,770,448

		169,419,054

See accompanying notes to financial statements.

312

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

RETAIL — 4.3%
1011778 BC ULC / New Red Finance, Inc.:
4.63%, 1/15/2022 (b)	$24,487,000	$24,548,217
6.00%, 4/1/2022 (a) (b)	36,594,000	37,691,820
AmeriGas Finance LLC / AmeriGas Finance Corp.:
6.75%, 5/20/2020	7,300,000	7,099,250
7.00%, 5/20/2022	10,285,000	9,950,738
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (b)	8,203,000	2,050,750
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	14,053,000	8,502,065
CST Brands, Inc. 5.00%, 5/1/2023	6,077,000	6,016,230
Dollar Tree, Inc.:
5.25%, 3/1/2020 (a) (b)	6,669,000	6,885,743
5.75%, 3/1/2023 (b)	31,653,000	32,760,855
Dufry Finance SCA 5.50%, 10/15/2020 (b)	5,525,000	5,746,000
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 6/15/2023 (b)	12,150,000	9,902,250
Group 1 Automotive, Inc. 5.00%, 6/1/2022	10,350,000	10,246,500
Guitar Center, Inc. 6.50%, 4/15/2019 (b)	6,848,000	5,752,320
L Brands, Inc.:
5.63%, 2/15/2022 (a)	24,369,000	25,892,062
6.63%, 4/1/2021	20,171,000	22,339,382
6.88%, 11/1/2035 (b)	16,260,000	16,707,150
Landry’s, Inc. 9.38%, 5/1/2020 (b)	2,713,000	2,855,433
Men’s Wearhouse Inc 7.00%, 7/1/2022	8,007,000	5,684,970
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	7,124,000	7,364,435
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	6,675,000	4,939,500
PIK, 8.75%, 10/15/2021 (a) (b)	14,858,000	9,211,960
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,604,000	7,813,110
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (b)	8,398,000	8,618,448
Petco Holdings, Inc. PIK, 8.50%, 10/15/2017 (b)	11,985,000	12,194,737
PVH Corp. 4.50%, 12/15/2022 (a)	10,303,000	10,071,183
Rite Aid Corp.:
6.13%, 4/1/2023 (b)	24,934,000	25,806,690
6.75%, 6/15/2021 (a)	19,029,000	19,932,877
9.25%, 3/15/2020	14,670,000	15,513,525
Sally Holdings LLC / Sally Capital, Inc.:
5.63%, 12/1/2025 (a)	7,779,000	7,856,790
5.75%, 6/1/2022	6,814,000	7,052,490
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	16,280,000	17,012,600

Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	11,997,000	9,657,585
Tops Holding LLC / Tops Markets II Corp. 8.00%, 6/15/2022 (b)	9,290,000	9,150,650

		412,828,315

SEMICONDUCTORS — 1.3%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	3,808,000	2,760,800
Amkor Technology, Inc. 6.38%, 10/1/2022 (a)	5,845,000	5,684,263
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (b)	3,400,000	3,476,500
6.00%, 1/15/2022 (b)	12,073,000	12,646,467
Micron Technology, Inc.:
5.25%, 8/1/2023 (b)	18,958,000	17,014,805
5.50%, 2/1/2025	—	—
5.50%, 2/1/2025 (a)	21,909,000	19,060,830
5.88%, 2/15/2022 (a)	11,988,000	11,658,330
NXP B.V. / NXP Funding LLC:
3.75%, 6/1/2018 (b)	4,874,000	4,898,370
4.13%, 6/15/2020 (b)	9,457,000	9,457,000
5.75%, 2/15/2021 (b)	7,125,000	7,410,000
Qorvo, Inc. 7.00%, 12/1/2025 (a) (b)	6,585,000	6,782,550
Sensata Technologies B.V.:
4.88%, 10/15/2023 (b)	6,015,000	5,849,588
5.00%, 10/1/2025 (a) (b)	9,075,000	8,870,812
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a) (b)	6,980,000	7,259,200

		122,829,515

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (b)	8,405,000	8,562,594
5.00%, 11/15/2025 (b)	3,195,000	3,242,925

		11,805,519

SOFTWARE — 3.7%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (b)	23,832,000	24,964,020
6.13%, 9/15/2023 (b)	16,246,000	17,220,760
Audatex North America, Inc.:
6.00%, 6/15/2021 (b)	36,039,000	36,309,292
6.13%, 11/1/2023 (b)	29,490,000	29,674,312
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a) (b)	24,757,000	16,463,405
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	6,905,000	4,281,100
First Data Corp.:
5.00%, 1/15/2024 (b)	8,375,000	8,333,125
5.75%, 1/15/2024 (b)	29,300,000	28,860,500
6.75%, 11/1/2020 (b)	5,000,000	5,243,750
7.00%, 12/1/2023 (a) (b)	50,155,000	50,155,000
IMS Health, Inc. 6.00%, 11/1/2020 (a) (b)	8,495,000	8,749,850

See accompanying notes to financial statements.

313

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Infor Software Parent LLC / Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	$6,599,000	$4,767,778
Infor US, Inc.:
5.75%, 8/15/2020 (b)	8,379,000	8,441,842
6.50%, 5/15/2022 (b)	35,584,000	30,068,480
Informatica LLC 7.13%, 7/15/2023 (b)	12,468,000	11,283,540
MSCI, Inc.:
5.25%, 11/15/2024 (b)	12,840,000	13,032,600
5.75%, 8/15/2025 (b)	6,205,000	6,360,125
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	21,387,000	21,415,231
Open Text Corp. 5.63%, 1/15/2023 (b)	5,883,000	5,824,170
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (b)	20,025,000	19,324,125
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023 (b)	2,459,000	2,538,918

		353,311,923

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a) (b)	23,897,000	20,013,738
10.75%, 10/15/2019 (a) (b)	11,346,000	4,424,940

		24,438,678

TELECOMMUNICATIONS — 11.6%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (b)	11,890,000	12,187,250
6.75%, 11/15/2020 (b)	14,653,000	15,440,599
8.88%, 1/1/2020 (b)	12,452,000	13,199,120
Altice Financing SA:
6.50%, 1/15/2022 (a) (b)	10,312,000	10,208,880
6.63%, 2/15/2023 (a) (b)	37,213,000	36,747,837
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	32,681,000	28,187,362
7.75%, 5/15/2022 (a) (b)	33,845,000	30,545,112
Avanti Communications Group PLC 10.00%, 10/1/2019 (a) (b)	14,409,000	11,275,043
Avaya, Inc.:
7.00%, 4/1/2019 (a) (b)	20,086,000	14,863,640
10.50%, 3/1/2021 (a) (b)	19,717,000	6,703,780
CenturyLink, Inc.:
Series V, 5.63%, 4/1/2020 (a)	8,122,000	8,030,628
Series T, 5.80%, 3/15/2022	19,851,000	18,193,441
Series S, 6.45%, 6/15/2021 (a)	11,275,000	10,993,125
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (a) (b)	21,712,000	20,897,800
CommScope, Inc.:
5.00%, 6/15/2021 (b)	9,532,000	9,138,805
5.50%, 6/15/2024 (b)	7,568,000	7,189,600
Consolidated Communications, Inc. 6.50%, 10/1/2022	8,750,000	7,350,000
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	1,912,000	1,606,080

Frontier Communications Corp.:
6.25%, 9/15/2021	363,000	307,643
8.88%, 9/15/2020 (a) (b)	21,550,000	21,819,375
10.50%, 9/15/2022 (b)	37,715,000	37,573,569
11.00%, 9/15/2025 (b)	62,100,000	61,479,000
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	7,438,000	8,014,445
7.63%, 6/15/2021	11,385,000	12,068,100
Inmarsat Finance PLC 4.88%, 5/15/2022 (b)	8,719,000	8,501,025
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	16,905,000	13,270,425
7.25%, 4/1/2019	14,940,000	13,707,450
7.25%, 10/15/2020	14,391,000	12,592,125
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	24,599,000	11,500,033
Koninklijke KPN NV VRN, 7.00%, 3/28/2073 (a) (b) (c)	14,740,000	15,587,550
Level 3 Financing, Inc.:
5.38%, 8/15/2022	14,874,000	15,097,110
5.38%, 1/15/2024 (b)	4,245,000	4,266,225
5.38%, 5/1/2025 (a) (b)	12,234,000	12,172,830
Millicom International Cellular SA:
4.75%, 5/22/2020 (a) (b)	8,637,000	7,730,115
6.00%, 3/15/2025 (a) (b)	7,880,000	6,698,000
6.63%, 10/15/2021 (b)	11,842,000	10,939,048
Neptune Finco Corp. 10.13%, 1/15/2023 (b)	25,210,000	26,281,425
Plantronics, Inc. 5.50%, 5/31/2023 (b)	7,032,000	6,996,840
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a) (b)	11,170,000	10,779,050
SBA Telecommunications, Inc. 5.75%, 7/15/2020	3,612,000	3,756,480
SoftBank Group Corp. 4.50%, 4/15/2020 (b)	45,804,000	45,574,980
Sprint Communications, Inc. 9.00%, 11/15/2018 (b)	57,958,000	61,000,795
Sprint Corp.:
7.13%, 6/15/2024	43,941,000	31,692,446
7.88%, 9/15/2023	65,301,000	49,041,051
T-Mobile USA, Inc.:
6.25%, 4/1/2021	29,459,000	30,342,770
6.38%, 3/1/2025	370,000	373,700
6.50%, 1/15/2026	36,780,000	37,129,042
6.63%, 4/1/2023	30,046,000	30,646,920
Telecom Italia SpA 5.30%, 5/30/2024 (b)	30,262,000	29,883,725
Telesat Canada / Telesat LLC 6.00%, 5/15/2017 (b)	21,667,000	21,829,502
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (b)	12,615,000	11,889,637
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (b)	7,969,500	8,467,594
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (b)	7,177,500	7,590,206
ViaSat, Inc. 6.88%, 6/15/2020	9,028,000	9,366,550

See accompanying notes to financial statements.

314

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Virgin Media Finance PLC 6.38%, 4/15/2023 (b)	$6,525,000	$6,622,875
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (b)	21,500,000	20,908,750
5.38%, 4/15/2021 (b)	11,838,600	12,223,354
West Corp. 5.38%, 7/15/2022 (b)	11,678,000	10,072,275
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a) (b)	36,904,000	36,534,960
6.50%, 4/30/2020 (b)	8,922,000	9,334,643
7.38%, 4/23/2021 (b)	50,574,000	47,792,430
Windstream Services LLC:
6.38%, 8/1/2023 (a)	3,610,000	2,599,200
7.50%, 4/1/2023 (a)	3,980,000	2,994,154
7.75%, 10/15/2020 (a)	6,120,000	5,156,100
7.75%, 10/1/2021 (a)	10,195,000	8,022,191

		1,120,985,815

TEXTILES — 0.1%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	11,400,000	11,058,000

TRANSPORTATION — 0.6%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	5,899,000	5,397,585
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	21,255,000	18,544,987
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (b)	16,993,000	8,496,500
XPO Logistics, Inc.:
6.50%, 6/15/2022 (a) (b)	19,271,000	17,825,675
7.88%, 9/1/2019 (b)	8,671,000	8,816,413

		59,081,160

TOTAL CORPORATE BONDS & NOTES (Cost $10,579,470,355)		9,355,419,795

	Shares

SHORT-TERM INVESTMENTS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	513,517,589	513,517,589
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	180,673,318	180,673,318

TOTAL SHORT-TERM INVESTMENTS (h) (Cost $694,190,907)		694,190,907

TOTAL INVESTMENTS — 104.5% (i) (Cost $11,273,661,262)		10,049,610,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(429,853,701)

NET ASSETS — 100.0%		$9,619,757,001

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 47.7% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(d)	Security is currently in default and/or issuer is in bankruptcy
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at December 31, 2015.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

PIK Payment in Kind

See accompanying notes to financial statements.

315

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 0.2%
Affinion Group, Inc. 7.88%, 12/15/2018 (a)	$2,652,000	$1,713,855
MDC Partners, Inc. 6.75%, 4/1/2020 (b)	5,166,000	5,320,980

		7,034,835

AEROSPACE & DEFENSE — 0.3%
Accudyne Industries Borrower / Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	500,000	360,000
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	2,529,000	1,722,881
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (b)	2,649,000	2,854,298
Sequa Corp. 7.00%, 12/15/2017 (a) (b)	3,295,500	1,054,560
TransDigm, Inc. 5.50%, 10/15/2020	2,750,000	2,660,625

		8,652,364

AIRLINES — 0.9%
Air Canada 6.75%, 10/1/2019 (b)	3,989,000	4,141,081
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	4,831,000	4,601,527
5.50%, 10/1/2019 (a) (b)	6,412,000	6,331,850
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.13%, 4/29/2018	3,702,000	3,776,040
US Airways Group, Inc. 6.13%, 6/1/2018	3,997,000	4,066,948
Virgin Australia Holdings, Ltd. 8.50%, 11/15/2019 (b)	2,000,000	2,001,500

		24,918,946

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	4,150,000	830,000
Wolverine World Wide, Inc. 6.13%, 10/15/2020	584,000	607,360

		1,437,360

AUTO MANUFACTURERS — 1.0%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (a)	9,896,000	10,019,700
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	1,850,000	1,833,444
3.25%, 5/15/2018	2,745,000	2,758,742
3.50%, 7/10/2019 (a)	1,675,000	1,680,611
6.75%, 6/1/2018	1,725,000	1,869,336
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	2,100,000	2,037,000
4.13%, 12/15/2018 (b)	5,500,000	5,527,500
4.25%, 11/15/2019 (b)	2,794,000	2,814,955

		28,541,288

AUTO PARTS & EQUIPMENT — 0.9%
Schaeffler Holding Finance B.V.:
PIK, 6.25%, 11/15/2019 (b)	$3,000,000	$3,135,000
PIK, 6.88%, 8/15/2018 (b)	11,176,000	11,511,280
Tenneco, Inc. 6.88%, 12/15/2020	1,000,000	1,035,000
Titan International, Inc. 6.88%, 10/1/2020 (a)	750,000	558,750
UCI International LLC 8.63%, 2/15/2019	1,900,000	655,500
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a) (b)	7,324,000	7,384,423

		24,279,953

BANKS — 3.3%
CIT Group, Inc.:
3.88%, 2/19/2019 (a)	6,878,000	6,843,610
4.25%, 8/15/2017	11,544,000	11,803,740
5.00%, 5/15/2017	8,411,000	8,663,330
5.25%, 3/15/2018	9,620,000	9,932,650
5.38%, 5/15/2020	4,651,000	4,871,922
5.50%, 2/15/2019 (b)	11,860,000	12,393,700
6.63%, 4/1/2018 (b)	5,188,000	5,473,340
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018 (a)	10,075,000	10,458,203
Royal Bank of Scotland NV 4.65%, 6/4/2018	2,550,000	2,629,211
Synovus Financial Corp. 5.13%, 6/15/2017	4,954,000	5,077,850
UniCredit Bank Austria AG 7.25%, 2/15/2017 (b)	5,350,000	5,564,535
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a) (b)	8,550,000	8,942,445

		92,654,536

BEVERAGES — 0.7%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (a)	2,180,000	2,239,950
7.25%, 9/1/2016	6,546,000	6,775,110
7.25%, 5/15/2017	4,893,000	5,211,045
Cott Beverages, Inc. 6.75%, 1/1/2020	3,704,000	3,824,380
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (b)	2,240,000	2,324,000

		20,374,485

CHEMICALS — 2.2%
Ashland, Inc. 3.88%, 4/15/2018 (a)	3,487,000	3,556,740
Consolidated Energy Finance SA 6.75%, 10/15/2019 (b)	7,327,000	7,004,246
Hexion, Inc.:
6.63%, 4/15/2020	12,122,000	9,424,855
8.88%, 2/1/2018 (a)	8,602,000	6,064,410
Huntsman International LLC 4.88%, 11/15/2020 (a)	4,250,000	3,878,125
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a) (b)	3,395,000	3,293,150
6.13%, 8/15/2018 (a) (b)	4,673,000	4,626,270

See accompanying notes to financial statements.

316

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, 3/1/2019	$4,100,000	$4,120,500
Perstorp Holding AB:
8.75%, 5/15/2017 (b)	4,650,000	4,603,500
11.00%, 8/15/2017 (a) (b)	5,005,000	4,704,700
PQ Corp. 8.75%, 11/1/2018 (b)	4,410,000	4,277,700
Rain CII Carbon LLC / CII Carbon Corp. 8.00%, 12/1/2018 (b)	4,957,000	4,250,627
Tronox Finance LLC 6.38%, 8/15/2020 (a)	6,414,000	3,859,945

		63,664,768

COAL — 0.1%
Arch Coal, Inc.:
7.00%, 6/15/2019	15,450,000	115,875
8.00%, 1/15/2019 (b)	3,877,000	135,695
Peabody Energy Corp. 6.00%, 11/15/2018	14,676,000	2,715,060

		2,966,630

COMMERCIAL SERVICES — 3.5%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (b)	3,682,000	1,325,520
ADT Corp.:
2.25%, 7/15/2017	6,567,000	6,534,165
4.13%, 4/15/2019 (a)	2,474,000	2,545,127
Ancestry.com Holdings LLC PIK, 9.63%, 10/15/2018 (a) (b)	5,055,000	4,979,175
APX Group, Inc. 6.38%, 12/1/2019 (a)	6,830,000	6,539,725
Cenveo Corp. 6.00%, 8/1/2019 (b)	2,700,000	1,903,500
Constellis Holdings LLC / Constellis Finance Corp. 9.75%, 5/15/2020 (b)	3,100,000	2,542,000
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a) (b)	5,625,000	4,443,750
Graham Holdings Co. 7.25%, 2/1/2019	4,135,000	4,431,302
Hertz Corp.:
5.88%, 10/15/2020 (a)	250,000	257,813
6.75%, 4/15/2019	10,535,000	10,761,502
7.50%, 10/15/2018 (a)	7,696,000	7,849,920
Igloo Holdings Corp. PIK, 8.25%, 12/15/2017 (b)	5,000,000	5,000,000
Interactive Data Corp. 5.88%, 4/15/2019 (a) (b)	5,615,000	5,727,300
Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	11,365,000	7,046,300
Live Nation Entertainment, Inc. 7.00%, 9/1/2020 (b)	1,810,000	1,873,350
Modular Space Corp. 10.25%, 1/31/2019 (b)	4,286,000	1,714,400
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	3,750,000	2,971,875

Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a) (b)	5,500,000	5,720,000
RR Donnelley & Sons Co. 7.63%, 6/15/2020	4,422,000	4,559,745
Safway Group Holding LLC / Safway Finance Corp. 7.00%, 5/15/2018 (b)	2,243,000	2,237,393
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a) (b)	1,858,000	947,580
Truven Health Analytics, Inc. 10.63%, 6/1/2020	3,500,000	3,517,500
United Rentals North America, Inc. 7.38%, 5/15/2020	4,302,000	4,538,610

		99,967,552

CONSTRUCTION MATERIALS — 1.3%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/1/2017	5,756,000	3,971,640
Hanson, Ltd. 6.13%, 8/15/2016	6,543,000	6,714,754
Lafarge SA 6.50%, 7/15/2016	1,991,000	2,041,255
Louisiana-Pacific Corp. 7.50%, 6/1/2020	4,108,000	4,262,050
Masco Corp.:
5.95%, 3/15/2022	447,000	482,760
6.13%, 10/3/2016	7,896,000	8,132,722
7.13%, 3/15/2020	3,682,000	4,252,710
USG Corp.:
6.30%, 11/15/2016	4,107,000	4,242,942
9.75%, 1/15/2018	3,095,000	3,443,187

		37,544,020

DISTRIBUTION & WHOLESALE — 0.8%
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	9,979,000	10,378,160
11.50%, 7/15/2020	6,910,000	7,652,825
Rexel SA 5.25%, 6/15/2020 (a) (b)	3,730,000	3,841,900

		21,872,885

DIVERSIFIED FINANCIAL SERVICES — 10.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust:
2.75%, 5/15/2017	3,987,000	3,962,081
3.75%, 5/15/2019	7,525,000	7,515,594
4.25%, 7/1/2020	3,664,000	3,691,480
4.63%, 10/30/2020	3,730,000	3,818,588
Aircastle, Ltd.:
4.63%, 12/15/2018	2,952,000	3,018,420
6.25%, 12/1/2019	2,459,000	2,643,425
6.75%, 4/15/2017	3,721,000	3,881,487
Alliance Data Systems Corp. 5.25%, 12/1/2017 (b)	2,243,000	2,265,430

Ally Financial, Inc.:
2.75%, 1/30/2017	4,785,000	4,773,037
3.13%, 1/15/2016 (a)	4,160,000	4,160,000

See accompanying notes to financial statements.

317

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

3.25%, 2/13/2018	$3,685,000	$3,666,575
3.50%, 7/18/2016	5,187,000	5,199,967
3.50%, 1/27/2019	4,027,000	3,971,629
3.60%, 5/21/2018	5,250,000	5,250,000
3.75%, 11/18/2019	4,208,000	4,150,140
4.13%, 3/30/2020	4,475,000	4,452,625
4.75%, 9/10/2018	4,396,000	4,500,405
5.50%, 2/15/2017	6,610,000	6,808,300
6.25%, 12/1/2017 (a)	4,989,000	5,232,214
7.50%, 9/15/2020	2,950,000	3,337,188
8.00%, 12/31/2018	2,947,000	3,226,965
8.00%, 3/15/2020	5,173,000	5,897,220
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)	2,250,000	945,000
Community Choice Financial, Inc. 10.75%, 5/1/2019	4,040,000	1,060,500
DFC Finance Corp. 10.50%, 6/15/2020 (b)	5,010,000	2,955,900
Fly Leasing, Ltd. 6.75%, 12/15/2020	500,000	512,425
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (a)	8,585,000	8,627,925
4.88%, 3/15/2019	10,573,000	10,477,843
6.00%, 8/1/2020	13,539,000	13,652,728
International Lease Finance Corp.:
3.88%, 4/15/2018	4,928,000	4,964,960
5.75%, 5/15/2016	9,593,000	9,724,904
5.88%, 4/1/2019	5,322,000	5,641,320
6.25%, 5/15/2019	8,506,000	9,112,052
8.75%, 3/15/2017	11,011,000	11,726,715
8.88%, 9/1/2017	3,115,000	3,391,456
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (b)	1,750,000	1,553,125
7.50%, 4/15/2021 (b)	5,000,000	4,400,000
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	3,450,000	3,105,000
Nationstar Mortgage LLC / Nationstar Capital Corp.:
6.50%, 8/1/2018 (a)	2,898,000	2,818,305
7.88%, 10/1/2020	3,000,000	2,871,000
9.63%, 5/1/2019 (a)	4,435,000	4,579,137
Navient Corp.:
4.63%, 9/25/2017	3,794,000	3,737,090
4.88%, 6/17/2019 (a)	7,036,000	6,473,120
5.00%, 10/26/2020 (a)	500,000	438,750
5.50%, 1/15/2019	8,395,000	7,849,325
6.00%, 1/25/2017 (a)	7,323,000	7,506,075
6.25%, 1/25/2016 (a)	9,276,000	9,292,465
8.00%, 3/25/2020	10,355,000	10,230,740
8.45%, 6/15/2018	15,809,000	16,638,972
NewStar Financial, Inc. 7.25%, 5/1/2020	3,521,000	3,415,370
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)	3,343,000	2,941,840
OneMain Financial Holdings, Inc. 6.75%, 12/15/2019 (b)	4,815,000	4,881,206

ROC Finance LLC / ROC Finance 1 Corp. 12.13%, 9/1/2018 (a) (b)	4,778,000	4,993,010
Springleaf Finance Corp.:
5.25%, 12/15/2019 (a)	4,225,000	4,013,750
5.75%, 9/15/2016 (a)	5,150,000	5,214,375
6.90%, 12/15/2017	11,933,000	12,350,655
TMX Finance LLC / TitleMax Finance Corp. 8.50%, 9/15/2018 (a) (b)	4,056,000	3,021,720

		300,541,528

ELECTRIC — 2.3%
AES Corp. 8.00%, 6/1/2020 (a)	2,996,000	3,295,600
Dynegy, Inc. 6.75%, 11/1/2019	15,235,000	14,320,900
EDP Finance B.V. 6.00%, 2/2/2018 (b)	2,254,000	2,370,523
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	3,994,000	4,012,177
GenOn Energy, Inc.:
7.88%, 6/15/2017	5,582,000	4,856,340
9.50%, 10/15/2018 (a)	5,283,000	4,267,766
9.88%, 10/15/2020 (a)	3,750,000	2,775,000
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	3,867,000	3,789,660
5.00%, 5/1/2018	1,870,000	1,958,825
NRG Energy, Inc.:
7.63%, 1/15/2018	6,597,000	6,877,372
8.25%, 9/1/2020 (a)	8,300,000	8,051,000
Talen Energy Supply LLC:
4.63%, 7/15/2019 (a) (b)	8,900,000	6,675,000
6.50%, 5/1/2018 (a)	2,373,000	2,195,025

		65,445,188

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.63%, 5/1/2019	3,725,000	3,874,000
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (a)	2,808,000	2,309,580

		6,183,580

ELECTRONICS — 0.3%
Flextronics International, Ltd. 4.63%, 2/15/2020	1,708,000	1,765,961
Kemet Corp. 10.50%, 5/1/2018 (a)	4,455,000	3,786,750
Sanmina Corp. 4.38%, 6/1/2019 (a) (b)	4,285,000	4,306,425

		9,859,136

ENERGY-ALTERNATE SOURCES — 0.2%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a) (b)	5,100,000	4,845,000

ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Finance SAU:
7.75%, 2/1/2020 (b)	5,400,000	749,250
8.88%, 11/1/2017 (b)	7,790,000	1,149,025

See accompanying notes to financial statements.

318

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Aguila 3 SA 7.88%, 1/31/2018 (b)	$7,146,000	$7,163,865
Michael Baker International LLC / CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	4,795,000	4,315,500
SBA Communications Corp. 5.63%, 10/1/2019	3,660,000	3,815,550

		17,193,190

ENTERTAINMENT — 1.4%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a) (b)	2,750,000	1,595,000
GLP Capital L.P. / GLP Financing II, Inc.:
4.38%, 11/1/2018	4,880,000	4,831,200
4.88%, 11/1/2020	3,740,000	3,665,200
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (b)	3,261,000	3,293,610
International Game Technology 7.50%, 6/15/2019 (a)	4,397,000	4,703,911
International Game Technology PLC 5.63%, 2/15/2020 (b)	3,781,000	3,724,285
Isle of Capri Casinos, Inc. 8.88%, 6/15/2020	4,030,000	4,231,500
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (b)	5,175,000	5,071,500
Peninsula Gaming LLC / Peninsula Gaming Corp. 8.38%, 2/15/2018 (b)	3,855,000	3,912,825
Pinnacle Entertainment, Inc. 8.75%, 5/15/2020 (a)	1,500,000	1,561,875
Production Resource Group, Inc. 8.88%, 5/1/2019	3,000,000	2,220,000

		38,810,906

ENVIRONMENTAL CONTROL — 0.6%
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	3,410,000	3,435,575
Casella Waste Systems, Inc. 7.75%, 2/15/2019	4,467,000	4,433,497
Clean Harbors, Inc. 5.25%, 8/1/2020	4,825,000	4,921,500
Covanta Holding Corp. 7.25%, 12/1/2020	1,500,000	1,551,563
Tervita Corp. 8.00%, 11/15/2018 (b)	4,065,000	2,520,300

		16,862,435

FOOD — 1.8%
BI-LO LLC / BI-LO Finance Corp.:
PIK, 8.63%, 9/15/2018 (a) (b)	3,950,000	3,357,500
9.25%, 2/15/2019 (a) (b)	3,820,000	3,848,650
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	4,041,000	4,091,513
FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.88%, 2/1/2020 (a) (b)	1,200,000	1,248,000

JBS USA LLC / JBS USA Finance, Inc. 8.25%, 2/1/2020 (a) (b)	3,700,000	3,700,000
Smithfield Foods, Inc.:
5.25%, 8/1/2018 (b)	3,798,000	3,845,475
7.75%, 7/1/2017 (a)	2,704,000	2,886,520
Tesco PLC:
2.70%, 1/5/2017 (a) (b)	5,560,000	5,559,944
5.50%, 11/15/2017 (b)	10,800,000	11,272,781
US Foods, Inc. 8.50%, 6/30/2019	11,080,000	11,412,400

		51,222,783

FOOD SERVICE — 0.3%
Aramark Services, Inc. 5.75%, 3/15/2020	8,704,000	9,003,200

FOREST PRODUCTS & PAPER — 0.2%
Tembec Industries, Inc. 9.00%, 12/15/2019 (a) (b)	4,277,000	2,780,050
Verso Paper Holdings LLC / Verso Paper, Inc.:
11.75%, 1/15/2019	3,350,000	586,250
11.75%, 1/15/2019 (a)	5,783,000	867,450

		4,233,750

GAS — 0.2%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 6.25%, 8/20/2019	3,391,000	3,255,360
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.13%, 7/15/2019	3,430,000	2,709,700

		5,965,060

HEALTH CARE PRODUCTS — 1.7%
Alere, Inc.:
6.50%, 6/15/2020	3,955,000	3,796,800
7.25%, 7/1/2018 (a)	1,895,000	1,937,637
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (b)	6,550,000	6,091,500
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	5,100,000	5,146,716
Immucor, Inc. 11.13%, 8/15/2019	4,000,000	3,640,000
Kinetic Concepts, Inc. / KCI USA, Inc.:
10.50%, 11/1/2018	14,463,000	14,101,425
12.50%, 11/1/2019	4,762,000	4,333,420
Mallinckrodt International Finance SA / Mallinckrodt CB LLC:
4.88%, 4/15/2020 (b)	3,698,000	3,559,325
5.63%, 10/15/2023 (a) (b)	2,290,000	2,175,500
Universal Hospital Services, Inc. 7.63%, 8/15/2020	4,744,000	4,453,430

		49,235,753

HEALTH CARE SERVICES — 5.6%
Centene Corp. 5.75%, 6/1/2017	2,698,000	2,778,940

See accompanying notes to financial statements.

319

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	$12,893,000	$12,957,465
7.13%, 7/15/2020 (a)	5,935,000	5,912,744
8.00%, 11/15/2019	15,970,000	16,089,775
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (b)	1,326,000	1,339,260
5.63%, 7/31/2019 (b)	7,278,000	7,842,045
6.50%, 9/15/2018 (b)	3,466,000	3,812,669
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	1,735,000	1,852,112
HCA Holdings, Inc. 6.25%, 2/15/2021	1,750,000	1,850,625
HCA, Inc.:
3.75%, 3/15/2019	10,110,000	10,185,825
4.25%, 10/15/2019	3,270,000	3,335,400
6.50%, 2/15/2020	22,974,000	25,030,173
8.00%, 10/1/2018	2,363,000	2,643,606
Health Net, Inc. 6.38%, 6/1/2017	2,409,000	2,505,360
IASIS Healthcare LLC / IASIS Capital Corp. 8.38%, 5/15/2019	5,889,000	5,417,880
inVentiv Health, Inc. 9.00%, 1/15/2018 (a) (b)	5,450,000	5,586,250
Kindred Healthcare, Inc. 8.00%, 1/15/2020 (a)	4,954,000	4,631,990
LifePoint Health, Inc. 6.63%, 10/1/2020	649,000	670,307
Tenet Healthcare Corp.:
4.75%, 6/1/2020	3,563,000	3,580,815
5.00%, 3/1/2019	11,940,000	11,014,650
5.50%, 3/1/2019	4,278,000	4,032,015
6.00%, 10/1/2020	11,158,000	11,743,795
6.25%, 11/1/2018	8,508,000	8,954,670
8.00%, 8/1/2020	1,553,000	1,556,883
WellCare Health Plans, Inc. 5.75%, 11/15/2020	2,000,000	2,060,000

		157,385,254

HOLDING COMPANIES-DIVERS — 0.5%
Alphabet Holding Co., Inc. PIK, 7.75%, 11/1/2017 (a)	7,171,000	6,991,725
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (b)	4,220,000	4,156,700
HRG Group, Inc. 7.88%, 7/15/2019	3,869,000	4,043,105

		15,191,530

HOME BUILDERS — 2.2%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	3,000,000	2,891,250
CalAtlantic Group, Inc. 8.38%, 5/15/2018	3,907,000	4,360,212
Centex LLC 6.50%, 5/1/2016	4,190,000	4,231,900

DR Horton, Inc.:
3.63%, 2/15/2018 (a)	1,708,000	1,729,350
3.75%, 3/1/2019	2,434,000	2,434,000
4.00%, 2/15/2020	2,290,000	2,303,053
4.75%, 5/15/2017	5,356,000	5,509,985
6.50%, 4/15/2016	5,181,000	5,232,810
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	4,200,000	3,612,000
KB Home:
4.75%, 5/15/2019	2,342,000	2,271,740
8.00%, 3/15/2020 (a)	4,255,000	4,611,356
Lennar Corp.:
4.50%, 6/15/2019	2,205,000	2,242,209
4.50%, 11/15/2019 (a)	2,879,000	2,927,583
4.75%, 12/15/2017	4,558,000	4,683,345
Series B, 12.25%, 6/1/2017	2,306,000	2,614,428
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	5,118,000	5,220,360
8.91%, 10/15/2017 (a)	2,000,000	2,230,000
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc. 4.38%, 6/15/2019	4,420,000	4,320,550

		63,426,131

HOME FURNISHINGS — 0.0% (c)
Tempur Sealy International, Inc. 6.88%, 12/15/2020	54,000	56,565

HOUSEHOLD PRODUCTS — 0.4%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (b)	4,350,000	4,524,000
Avon Products, Inc.:
6.35%, 3/15/2020 (a)	3,350,000	2,579,500
6.50%, 3/1/2019 (a)	4,532,000	3,852,200

		10,955,700

HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	2,950,000	3,038,500
Jarden Corp. 7.50%, 5/1/2017 (a)	4,229,000	4,324,152
Spectrum Brands, Inc. 6.38%, 11/15/2020	500,000	531,250

		7,893,902

INSURANCE — 0.6%
Genworth Holdings, Inc.:
6.52%, 5/22/2018	4,579,000	4,464,525
7.70%, 6/15/2020 (a)	2,800,000	2,632,000
Hub Holdings LLC / Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (b)	4,660,000	4,357,100
Radian Group, Inc. 5.25%, 6/15/2020	6,300,000	6,093,360

		17,546,985

INTERNET — 0.1%
IAC/InterActiveCorp 4.88%, 11/30/2018	2,718,000	2,724,795

See accompanying notes to financial statements.

320

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

INVESTMENT COMPANY SECURITY — 0.2%
American Capital, Ltd. 6.50%, 9/15/2018 (b)	$4,570,000	$4,707,100

IRON/STEEL — 2.5%
AK Steel Corp.:
7.63%, 5/15/2020 (a)	3,922,000	1,528,796
8.75%, 12/1/2018 (a)	3,297,000	2,967,300
Allegheny Technologies, Inc. 9.38%, 6/1/2019	5,493,000	4,394,400
ArcelorMittal:
5.13%, 6/1/2020 (a)	2,921,000	2,424,430
5.50%, 2/25/2017 (a)	11,493,000	11,101,089
6.13%, 6/1/2018 (a)	10,680,000	9,772,200
6.25%, 8/5/2020 (a)	6,888,000	5,501,790
10.85%, 6/1/2019	11,035,000	10,345,312
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a) (b)	4,150,000	1,203,500
8.25%, 3/31/2020 (a) (b)	3,600,000	2,745,000
Commercial Metals Co.:
6.50%, 7/15/2017	2,399,000	2,485,964
7.35%, 8/15/2018	3,889,000	4,093,367
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	2,600,000	2,431,000
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	2,313,000	2,330,347
United States Steel Corp.:
6.05%, 6/1/2017 (a)	2,804,000	2,271,240
6.88%, 4/1/2021	3,995,000	1,877,650
7.00%, 2/1/2018 (a)	3,091,000	2,132,790
7.38%, 4/1/2020 (a)	3,182,000	1,653,367

		71,259,542

IT SERVICES — 0.5%
Dell, Inc.:
3.10%, 4/1/2016 (a)	4,327,000	4,337,818
5.65%, 4/15/2018	3,140,000	3,234,200
5.88%, 6/15/2019	3,617,000	3,722,833
DynCorp International, Inc. 10.38%, 7/1/2017 (a)	3,249,000	2,404,260

		13,699,111

LEISURE TIME — 0.6%
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (b)	2,400,000	2,460,000
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	4,500,000	4,406,490
5.25%, 11/15/2019 (b)	3,780,000	3,862,707
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	4,428,000	4,520,235
Sabre Holdings Corp. 8.35%, 3/15/2016	1,690,000	1,704,365

		16,953,797

LODGING — 1.5%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/1/2020	6,000,000	5,700,000

MGM Resorts International:
5.25%, 3/31/2020	3,127,000	3,095,730
6.75%, 10/1/2020	6,925,000	7,115,437
7.50%, 6/1/2016	6,866,000	6,992,609
7.63%, 1/15/2017	6,023,000	6,278,978
8.63%, 2/1/2019	6,189,000	6,856,236
10.00%, 11/1/2016	2,931,000	3,098,301
11.38%, 3/1/2018	2,951,000	3,380,725

		42,518,016

MACHINERY, CONSTRUCTION & MINING — 0.2%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a) (b)	5,407,000	4,866,300

MACHINERY-DIVERSIFIED — 1.9%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	10,499,000	11,102,692
CNH Industrial Capital LLC:
3.25%, 2/1/2017 (a)	3,003,000	2,972,970
3.38%, 7/15/2019 (a)	2,395,000	2,257,288
3.63%, 4/15/2018	3,825,000	3,765,713
3.88%, 7/16/2018	4,800,000	4,644,000
4.38%, 11/6/2020 (a)	14,785,000	13,934,862
6.25%, 11/1/2016	3,159,000	3,218,231
Manitowoc Co., Inc. 8.50%, 11/1/2020	3,120,000	3,229,200
SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.88%, 8/1/2020 (b)	4,400,000	4,290,000
SPX FLOW, Inc. 6.88%, 9/1/2017	3,371,000	3,581,688

		52,996,644

MEDIA — 6.9%
Altice Financing SA 7.88%, 12/15/2019 (a) (b)	6,200,000	6,448,000
Cablevision Systems Corp.:
7.75%, 4/15/2018	6,256,000	6,506,240
8.00%, 4/15/2020 (a)	3,415,000	3,329,625
8.63%, 9/15/2017	6,917,000	7,280,142
CCO Holdings LLC / CCO Holdings Capital Corp.:
7.00%, 1/15/2019	8,720,000	8,905,300
7.38%, 6/1/2020	3,150,000	3,279,938
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 9/15/2020 (b)	10,184,000	9,954,860
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020 (a)	13,632,000	12,592,560
Cogeco Cable, Inc. 4.88%, 5/1/2020 (b)	2,583,000	2,576,543
CSC Holdings LLC:
7.63%, 7/15/2018	3,934,000	4,140,535
8.63%, 2/15/2019	3,443,000	3,666,795
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	3,460,000	1,167,750
DISH DBS Corp.:
4.25%, 4/1/2018	9,551,000	9,574,877
4.63%, 7/15/2017 (a)	5,671,000	5,784,420
5.13%, 5/1/2020	6,241,000	6,178,590

See accompanying notes to financial statements.

321

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.88%, 7/15/2022	$400,000	$373,000
7.13%, 2/1/2016	16,050,000	16,100,156
7.88%, 9/1/2019	9,789,000	10,645,537
Gray Television, Inc. 7.50%, 10/1/2020 (a)	3,859,000	3,965,123
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (a)	19,600,000	14,308,000
10.00%, 1/15/2018 (a)	7,895,000	3,000,100
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	4,970,000	4,920,300
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	500,000	511,250
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/1/2020	4,750,000	4,821,250
Numericable-SFR SAS 4.88%, 5/15/2019 (b)	19,150,000	18,982,437
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (a) (b)	4,850,000	4,898,500
5.88%, 10/1/2020 (b)	2,750,000	2,880,625
Starz LLC / Starz Finance Corp. 5.00%, 9/15/2019	4,475,000	4,530,938
TEGNA, Inc.:
5.13%, 10/15/2019	4,325,000	4,476,375
5.13%, 7/15/2020 (a)	4,000,000	4,150,000
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25%, 7/15/2019	6,576,000	6,209,388

		196,159,154

METAL FABRICATE & HARDWARE — 0.4%
Global Brass & Copper, Inc. 9.50%, 6/1/2019	4,486,000	4,755,160
JMC Steel Group, Inc. 8.25%, 3/15/2018 (a) (b)	5,980,000	3,980,408
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a) (b)	4,007,000	3,035,302

		11,770,870

MINING — 2.1%
Alcoa, Inc.:
5.55%, 2/1/2017	4,359,000	4,467,975
5.72%, 2/23/2019 (a)	4,600,000	4,767,210
6.15%, 8/15/2020	8,250,000	8,518,125
6.75%, 7/15/2018	5,774,000	6,199,544
Aleris International, Inc.:
7.63%, 2/15/2018	4,236,000	3,600,600
7.88%, 11/1/2020	2,824,000	2,151,888
Consolidated Minerals, Ltd. 8.00%, 5/15/2020 (b)	1,000,000	495,000
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (b)	8,115,000	5,234,175
7.25%, 10/15/2019 (b)	4,150,000	2,697,500
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a) (b)	3,674,000	2,916,237
HudBay Minerals, Inc. 9.50%, 10/1/2020	6,744,000	4,939,980

IAMGOLD Corp. 6.75%, 10/1/2020 (b)	4,650,000	2,929,500
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	3,784,000	2,913,680
Lundin Mining Corp. 7.50%, 11/1/2020 (a) (b)	3,350,000	3,140,625
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	3,150,000	2,394,000
3.00%, 3/1/2019 (a)	3,700,000	2,294,000

		59,660,039

MISCELLANEOUS MANUFACTURER — 0.9%
Bombardier, Inc.:
4.75%, 4/15/2019 (b)	5,146,000	4,232,585
5.50%, 9/15/2018 (a) (b)	6,892,000	6,324,099
7.50%, 3/15/2018 (a) (b)	5,431,000	5,295,225
7.75%, 3/15/2020 (a) (b)	4,715,000	3,807,363
Harsco Corp. 5.75%, 5/15/2018 (a)	5,006,000	4,442,825
LSB Industries, Inc. 7.75%, 8/1/2019 (a)	2,105,000	1,747,150

		25,849,247

OIL & GAS — 5.3%
Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 9.63%, 10/15/2018 (a)	2,030,000	710,500
American Energy-Permian Basin LLC 13.00%, 11/30/2020 (a) (b)	2,900,000	3,001,500
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	5,240,000	2,803,400
Bill Barrett Corp. 7.63%, 10/1/2019 (a)	1,634,000	1,143,800
California Resources Corp.:
5.00%, 1/15/2020 (a)	1,993,000	710,006
8.00%, 12/15/2022 (a) (b)	5,345,000	2,812,806
Canbriam Energy, Inc. 9.75%, 11/15/2019 (b)	1,500,000	1,440,000
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020	2,900,000	2,533,875
CHC Helicopter SA 9.25%, 10/15/2020 (a)	2,250,000	1,080,000
Chesapeake Energy Corp.:
3.25%, 3/15/2016 (a)	5,930,000	5,677,975
8.00%, 12/15/2022 (a) (b)	16,376,225	8,024,350
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (a)	3,346,000	2,580,603
Comstock Resources, Inc.:
7.75%, 4/1/2019	4,820,000	723,000
10.00%, 3/15/2020 (a) (b)	4,500,000	2,070,000
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a) (b)	6,715,000	3,945,062
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/2017 (a)	6,805,000	1,905,400
11.00%, 3/15/2020 (a) (b)	9,600,000	3,360,000
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 5/1/2020 (a)	13,872,000	8,843,400
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (a)	4,338,000	1,149,570

See accompanying notes to financial statements.

322

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

EV Energy Partners L.P. / EV Energy Finance Corp. 8.00%, 4/15/2019	$4,993,000	$2,496,500
Gulfport Energy Corp. 7.75%, 11/1/2020 (a)	3,500,000	3,132,500
Halcon Resources Corp. 8.63%, 2/1/2020 (a) (b)	4,461,000	3,078,090
Harvest Operations Corp. 6.88%, 10/1/2017	3,905,000	2,987,325
Linn Energy LLC / Linn Energy Finance Corp.:
6.25%, 11/1/2019	7,485,000	1,235,025
6.50%, 5/15/2019 (a)	4,243,000	742,525
8.63%, 4/15/2020 (a)	9,080,000	1,554,950
12.00%, 12/15/2020 (b)	1,600,000	800,000
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (a) (d)	5,075,000	1,319,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)	4,100,000	1,886,000
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	2,950,000	1,961,750
Northern Tier Energy LLC / Northern Tier Finance Corp. 7.13%, 11/15/2020	1,000,000	1,010,000
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (a)	1,878,000	1,347,465
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a) (b)	2,355,000	1,012,650
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	5,250,000	2,178,750
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	3,480,000	1,792,200
PBF Holding Co. LLC / PBF Finance Corp. 8.25%, 2/15/2020 (a)	3,347,000	3,464,145
Penn Virginia Corp. 8.50%, 5/1/2020 (a)	5,550,000	874,125
PetroQuest Energy, Inc. 10.00%, 9/1/2017	3,959,000	2,652,530
Resolute Energy Corp. 8.50%, 5/1/2020	750,000	337,500
SandRidge Energy, Inc. 8.75%, 6/1/2020 (b)	9,000,000	2,733,750
Seadrill, Ltd. 6.13%, 9/15/2017 (a) (b)	9,330,000	4,711,650
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a) (b)	4,179,000	3,761,100
Seventy Seven Operating LLC 6.63%, 11/15/2019 (a)	3,815,000	1,335,250
Sunoco L.P. / Sunoco Finance Corp. 5.50%, 8/1/2020 (b)	3,849,000	3,646,927
Tesoro Corp. 4.25%, 10/1/2017 (a)	1,175,000	1,201,438
Transocean, Inc.:
3.00%, 10/15/2017 (a)	5,200,000	4,611,750
5.80%, 12/15/2016	7,954,000	7,715,380
6.00%, 3/15/2018 (a)	5,650,000	5,028,500
6.50%, 11/15/2020 (a)	6,000,000	4,140,000

Tullow Oil PLC 6.00%, 11/1/2020 (b)	2,000,000	1,390,000
Ultra Petroleum Corp. 5.75%, 12/15/2018 (b)	4,408,000	1,057,920
Vanguard Natural Resources LLC / VNR Finance Corp. 7.88%, 4/1/2020 (a)	4,390,000	1,163,350
W&T Offshore, Inc. 8.50%, 6/15/2019	5,700,000	1,995,000
Whiting Petroleum Corp.:
5.00%, 3/15/2019	7,307,000	5,516,785
6.50%, 10/1/2018 (a)	4,485,000	3,397,388
WPX Energy, Inc.:
5.25%, 1/15/2017 (a)	2,665,000	2,491,775
7.50%, 8/1/2020 (a)	3,300,000	2,673,000

		148,949,740

OIL & GAS SERVICES — 1.3%
Basic Energy Services, Inc. 7.75%, 2/15/2019 (a)	2,634,000	869,220
Globe Luxembourg SCA 9.63%, 5/1/2018 (a) (b)	5,055,000	4,081,912
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (a)	2,366,000	819,228
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a) (b)	2,950,000	2,227,250
PHI, Inc. 5.25%, 3/15/2019	2,945,000	2,356,000
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (b)	4,575,000	4,026,000
Weatherford International LLC 6.35%, 6/15/2017	4,950,000	4,826,250
Weatherford International, Ltd.:
5.13%, 9/15/2020 (a)	5,800,000	4,698,000
6.00%, 3/15/2018 (a)	5,000,000	4,610,500
9.63%, 3/1/2019	9,950,000	9,688,812

		38,203,172

PACKAGING & CONTAINERS — 3.4%
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (b)	4,500,000	4,635,000
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.25%, 1/31/2019 (b)	3,224,000	3,095,040
Ball Corp. 4.38%, 12/15/2020	4,500,000	4,570,313
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a) (b)	5,544,000	5,481,630
6.00%, 6/15/2017 (b)	5,430,000	5,253,525
Coveris Holdings SA 7.88%, 11/1/2019 (b)	3,172,000	2,767,570
Novelis, Inc.:
8.38%, 12/15/2017 (a)	7,722,000	7,509,645
8.75%, 12/15/2020	7,450,000	6,835,375
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (b)	3,533,000	3,232,695

See accompanying notes to financial statements.

323

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu:
5.75%, 10/15/2020	$18,700,000	$19,021,453
7.13%, 4/15/2019	4,700,000	4,785,187
7.88%, 8/15/2019	3,800,000	3,942,500
8.50%, 5/15/2018 (a)	5,685,000	5,621,044
9.00%, 4/15/2019	5,700,000	5,614,500
9.88%, 8/15/2019	11,389,000	11,474,417
Silgan Holdings, Inc. 5.00%, 4/1/2020	2,859,000	2,909,033

		96,748,927

PHARMACEUTICALS — 2.2%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	7,044,000	6,867,900
JLL/Delta Dutch Pledgeco B.V. PIK, 8.75%, 5/1/2020 (b)	5,481,000	5,289,165
NBTY, Inc. 9.00%, 10/1/2018	4,227,000	4,279,373
Valeant Pharmaceuticals International:
6.38%, 10/15/2020 (b)	15,300,000	14,764,500
7.00%, 10/1/2020 (a) (b)	4,580,000	4,568,550
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	16,500,000	15,510,000
6.75%, 8/15/2018 (a) (b)	12,128,000	12,018,848

		63,298,336

PIPELINES — 3.0%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.00%, 12/15/2020	2,000,000	1,470,000
DCP Midstream LLC:
5.35%, 3/15/2020 (b)	5,351,000	4,602,069
9.75%, 3/15/2019 (b)	5,150,000	5,243,982
DCP Midstream Operating L.P. 2.50%, 12/1/2017	3,491,000	3,141,547
Energy Transfer Equity L.P.:
5.88%, 1/15/2024 (a)	5,000,000	4,075,000
7.50%, 10/15/2020	1,000,000	925,000
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a) (b)	9,504,000	8,838,720
9.63%, 6/1/2019 (b)	3,731,000	3,488,485
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	4,405,000	3,799,313
NuStar Logistics L.P.:
4.80%, 9/1/2020	2,750,000	2,475,000
8.15%, 4/15/2018	4,901,000	5,005,146
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a) (b)	5,160,000	4,747,200
6.00%, 1/15/2019 (a) (b)	3,973,000	3,774,350
6.85%, 7/15/2018 (b)	3,389,000	3,321,220
Sabine Pass LNG L.P.:
6.50%, 11/1/2020 (a)	1,000,000	970,000
7.50%, 11/30/2016	12,486,000	12,423,570

Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	5,385,000	4,483,013
5.00%, 1/15/2018 (b)	7,959,000	7,362,075
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.50%, 10/15/2019 (b)	5,953,000	5,774,410

		85,920,100

REAL ESTATE — 0.7%
Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, 8/15/2017 (b)	5,639,000	5,639,000
Realogy Group LLC / Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a) (b)	2,373,000	2,438,258
Realogy Group LLC / Sunshine Group Florida, Ltd. 3.38%, 5/1/2016 (a) (b)	7,047,000	7,068,775
Rialto Holdings LLC / Rialto Corp. 7.00%, 12/1/2018 (b)	3,312,000	3,361,680

		18,507,713

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Equinix, Inc. 4.88%, 4/1/2020 (a)	2,765,000	2,874,217
Iron Mountain, Inc. 6.00%, 10/1/2020 (b)	6,201,000	6,542,055
iStar, Inc.:
4.00%, 11/1/2017	5,364,000	5,259,402
5.00%, 7/1/2019	4,060,000	3,943,275
Vereit Operating Partnership L.P.:
2.00%, 2/6/2017	8,822,000	8,733,780
3.00%, 2/6/2019 (a)	6,004,000	5,775,848

		33,128,577

RETAIL — 3.1%
AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, 5/20/2020	3,300,000	3,209,250
Best Buy Co., Inc.:
3.75%, 3/15/2016	4,444,000	4,459,998
5.00%, 8/1/2018 (a)	3,237,000	3,361,625
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (b)	4,712,000	1,178,000
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (a)	4,274,000	983,020
9.00%, 3/15/2019 (b)	7,700,000	4,658,500
Dollar Tree, Inc. 5.25%, 3/1/2020 (a) (b)	4,340,000	4,481,050
GameStop Corp. 5.50%, 10/1/2019 (a) (b)	3,728,000	3,672,080
Guitar Center, Inc. 6.50%, 4/15/2019 (b)	4,205,000	3,532,200
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	3,035,000	2,428,000
8.13%, 10/1/2019 (a)	2,215,000	2,004,575
Jo-Ann Stores LLC 8.13%, 3/15/2019 (b)	2,689,000	2,151,200

See accompanying notes to financial statements.

324

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

L Brands, Inc.:
6.90%, 7/15/2017	$6,126,000	$6,554,820
7.00%, 5/1/2020	2,306,000	2,600,015
8.50%, 6/15/2019	2,700,000	3,138,750
Landry’s, Inc. 9.38%, 5/1/2020 (b)	500,000	526,250
Michaels Stores, Inc. 5.88%, 12/15/2020 (b)	500,000	516,875
Outerwall, Inc. 6.00%, 3/15/2019 (a)	4,375,000	3,893,750
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (b)	5,533,000	5,678,241
Petco Holdings, Inc. PIK, 8.50%, 10/15/2017 (b)	4,680,000	4,761,900
Rite Aid Corp. 9.25%, 3/15/2020	8,419,000	8,903,093
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (a) (b)	3,916,000	4,092,220
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	5,446,000	4,683,560
Toys R Us, Inc.:
7.38%, 10/15/2018 (a)	4,120,000	1,957,000
10.38%, 8/15/2017	2,568,000	1,810,440
Yum! Brands, Inc. 3.88%, 11/1/2020 (a)	2,000,000	1,964,432

		87,200,844

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019	4,550,000	3,298,750
7.75%, 8/1/2020 (a)	2,685,000	1,839,225
NXP B.V. / NXP Funding LLC:
3.50%, 9/15/2016 (b)	3,130,000	3,133,912
3.75%, 6/1/2018 (b)	6,013,000	6,043,065
4.13%, 6/15/2020 (b)	3,523,000	3,523,000

		17,837,952

SOFTWARE — 0.9%
Blackboard, Inc. 7.75%, 11/15/2019 (b)	4,200,000	3,633,000
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	4,836,000	2,998,320
Emdeon, Inc. 11.00%, 12/31/2019	4,500,000	4,691,250
First Data Corp. 6.75%, 11/1/2020 (b)	2,500,000	2,621,875
IMS Health, Inc. 6.00%, 11/1/2020 (a) (b)	2,500,000	2,575,000
Infor US, Inc. 5.75%, 8/15/2020 (b)	2,537,000	2,556,028
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	7,113,000	7,122,389

		26,197,862

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a) (b)	7,615,000	6,377,562
10.75%, 10/15/2019 (a) (b)	5,850,000	2,281,500

		8,659,062

TELECOMMUNICATIONS — 10.7%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a) (b)	4,450,000	4,561,250
6.75%, 11/15/2020 (b)	4,500,000	4,741,875
8.88%, 1/1/2020 (b)	5,000,000	5,300,000
Avanti Communications Group PLC 10.00%, 10/1/2019 (a) (b)	3,150,000	2,464,875
Avaya, Inc. 7.00%, 4/1/2019 (a) (b)	6,758,000	5,000,920
CenturyLink, Inc.:
Series R, 5.15%, 6/15/2017 (a)	4,288,000	4,405,920
Series V, 5.63%, 4/1/2020 (a)	6,620,000	6,545,525
Series N, 6.00%, 4/1/2017	2,492,000	2,579,220
Series S, 6.45%, 6/15/2021	760,000	741,000
Cincinnati Bell, Inc. 8.38%, 10/15/2020	4,711,000	4,816,998
CommScope Holding Co., Inc. PIK, 6.63%, 6/1/2020 (b)	3,300,000	3,337,125
CommScope, Inc. 4.38%, 6/15/2020 (b)	3,230,000	3,254,225
Frontier Communications Corp.:
7.13%, 3/15/2019 (a)	2,862,000	2,861,714
8.13%, 10/1/2018	4,623,000	4,773,248
8.25%, 4/15/2017 (a)	3,245,000	3,407,250
8.50%, 4/15/2020	7,216,000	7,234,040
8.88%, 9/15/2020 (a) (b)	8,598,000	8,705,475
Hughes Satellite Systems Corp. 6.50%, 6/15/2019 (a)	6,268,000	6,753,770
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019	11,717,000	10,750,347
7.25%, 10/15/2020	16,004,000	14,003,500
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)	3,996,000	2,957,040
Level 3 Financing, Inc. 7.00%, 6/1/2020	6,677,000	6,977,465
Millicom International Cellular SA:
4.75%, 5/22/2020 (a) (b)	2,650,000	2,371,750
6.63%, 10/15/2021 (b)	1,500,000	1,385,625
Nokia Oyj 5.38%, 5/15/2019	7,962,000	8,440,914
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a) (b)	2,838,000	2,972,805
SBA Telecommunications, Inc. 5.75%, 7/15/2020	4,950,000	5,148,000
SoftBank Group Corp. 4.50%, 4/15/2020 (b)	19,937,000	19,837,315
Sprint Capital Corp. 6.90%, 5/1/2019	9,228,000	7,520,820
Sprint Communications, Inc.:
6.00%, 12/1/2016	10,161,000	10,141,948
7.00%, 3/1/2020 (a) (b)	4,890,000	4,902,225
7.00%, 8/15/2020 (a)	8,050,000	6,218,625
8.38%, 8/15/2017 (a)	6,320,000	6,218,880
9.00%, 11/15/2018 (b)	15,855,000	16,687,387
9.13%, 3/1/2017 (a)	5,690,000	5,789,575
Syniverse Holdings, Inc. 9.13%, 1/15/2019	3,951,000	1,787,828

See accompanying notes to financial statements.

325

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

T-Mobile USA, Inc.:
5.25%, 9/1/2018	$3,344,000	$3,411,549
6.46%, 4/28/2019	9,480,000	9,762,694
6.54%, 4/28/2020	10,779,000	11,237,107
6.63%, 11/15/2020	5,984,000	6,220,308
Telecom Italia Capital SA:
7.00%, 6/4/2018	4,100,000	4,428,000
7.18%, 6/18/2019	6,575,000	7,249,069
Telesat Canada / Telesat LLC 6.00%, 5/15/2017 (b)	7,833,000	7,891,747
Trilogy International Partners LLC / Trilogy International Finance, Inc. 10.25%, 8/15/2016 (b)	4,975,000	4,850,625
ViaSat, Inc. 6.88%, 6/15/2020	3,400,000	3,527,500
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	15,040,000	14,889,600
6.50%, 4/30/2020 (a) (b)	3,300,000	3,452,625
Windstream Services LLC:
7.75%, 10/15/2020 (a)	5,223,000	4,400,378
7.88%, 11/1/2017 (a)	6,788,000	6,944,192

		303,861,873

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	4,620,000	4,481,400

TRANSPORTATION — 0.9%
Erickson, Inc. 8.25%, 5/1/2020 (a)	4,450,000	2,725,625
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	5,300,000	4,849,500
Global Ship Lease, Inc. 10.00%, 4/1/2019 (b)	3,495,000	3,162,975
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	3,626,000	2,501,940
Jack Cooper Holdings Corp. 10.25%, 6/1/2020 (b)	818,000	678,940
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	4,615,000	1,984,450
Teekay Corp. 8.50%, 1/15/2020 (a)	3,674,000	2,479,950
XPO Logistics, Inc. 7.88%, 9/1/2019 (a) (b)	5,616,000	5,710,180

		24,093,560

TOTAL CORPORATE BONDS & NOTES (Cost $3,127,470,476)		2,746,020,931

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	194,218,643	194,218,643
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (f) (g)	56,418,630	56,418,630

TOTAL SHORT-TERM INVESTMENTS (h) (Cost $250,637,273)		250,637,273

TOTAL INVESTMENTS — 105.7% (i) (Cost $3,378,107,749)		2,996,658,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%	(162,704,906)

NET ASSETS — 100.0%		$2,833,953,298

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.0% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at December 31, 2015.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

PIK Payment in Kind

See accompanying notes to financial statements.

326

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 88.1%
AEROSPACE & DEFENSE — 0.1%
Rockwell Collins, Inc. 0.86%, 12/15/2016 (a)	$350,000	$349,354

AGRICULTURE — 0.1%
BAT International Finance PLC 1.02%, 6/15/2018 (a) (b)	300,000	299,593

AUTO MANUFACTURERS — 5.6%
American Honda Finance Corp.:
Series MTN, 0.49%, 7/14/2017 (a)	500,000	499,273
Series MTN, 0.54%, 9/2/2016 (a)	600,000	599,495
Series MTN, 0.78%, 7/13/2018 (a)	453,000	451,956
0.78%, 5/26/2016 (a) (b)	1,400,000	1,401,306
Series MTN, 0.80%, 12/11/2017 (a)	350,000	347,958
0.82%, 10/7/2016 (a)	850,000	851,558
Series MTN, 1.02%, 9/20/2017 (a)	400,000	399,554
Daimler Finance North America LLC:
0.67%, 8/1/2017 (a) (b)	700,000	695,149
0.84%, 3/2/2018 (a) (b)	400,000	395,464
0.84%, 3/10/2017 (a) (b)	800,000	795,726
1.01%, 8/1/2016 (a) (b)	930,000	929,535
Ford Motor Credit Co. LLC:
0.98%, 9/8/2017 (a)	800,000	788,848
Series 00, 1.10%, 1/17/2017 (a)	60,000	59,539
1.23%, 3/27/2017 (a)	350,000	345,349
1.26%, 1/9/2018 (a)	500,000	494,982
1.26%, 11/4/2019 (a)	600,000	582,764
Series 1, 1.33%, 3/12/2019 (a)	1,100,000	1,076,812
1.41%, 6/15/2018 (a)	300,000	296,345
1.59%, 5/9/2016 (a)	700,000	700,953
Hyundai Capital Services, Inc. 1.33%, 3/18/2017 (a) (b)	620,000	618,204
Nissan Motor Acceptance Corp.:
0.97%, 3/3/2017 (a) (b)	600,000	598,468
1.30%, 9/26/2016 (a) (b)	700,000	699,859
Toyota Motor Credit Corp.:
Series MTN, 0.56%, 5/16/2017 (a)	672,000	669,621
Series 2547, 0.64%, 1/12/2018 (a)	1,000,000	994,370
0.65%, 5/17/2016 (a)	1,100,000	1,100,282
Series MTN, 0.69%, 9/23/2016 (a)	350,000	349,391
Series GMTN, 0.78%, 7/13/2018 (a) (c)	1,000,000	996,961
Series MTN, 0.87%, 3/12/2020 (a)	853,000	840,338
Volkswagen Group of America Finance LLC:
0.60%, 5/23/2016 (a) (b)	700,000	695,039
0.66%, 11/22/2016 (a) (b)	400,000	393,152
0.75%, 5/23/2017 (a) (b)	700,000	679,114
0.81%, 11/20/2017 (a) (b)	260,000	249,839
0.85%, 5/22/2018 (a) (b)	400,000	379,540
Volkswagen International Finance NV 0.80%, 11/18/2016 (a) (b)	1,000,000	985,223

		21,961,967

BANKS — 54.5%
Abbey National Treasury Services PLC 1.01%, 3/13/2017 (a)	500,000	498,823
ABN AMRO Bank NV:
0.86%, 6/6/2016 (a) (b)	300,000	299,937

1.12%, 10/28/2016 (a) (b)	1,700,000	1,704,760
American Express Bank FSB 0.62%, 6/12/2017 (a)	500,000	496,926
Australia & New Zealand Banking Group, Ltd.:
0.50%, 7/15/2016 (a) (b)	500,000	500,218
0.70%, 1/10/2017 (a) (b)	500,000	500,381
0.76%, 1/16/2018 (a) (b)	600,000	597,541
0.92%, 5/15/2018 (a)	1,140,000	1,137,198
1.11%, 11/16/2018 (a) (b)	500,000	500,559
Banco Santander Chile 1.22%, 4/11/2017 (a) (b) (c)	500,000	493,750
Bank Nederlandse Gemeenten NV:
0.39%, 7/14/2017 (a) (b)	1,800,000	1,795,824
0.49%, 7/18/2016 (a) (b)	1,292,000	1,292,375
Bank of America Corp.:
0.58%, 10/14/2016 (a)	680,000	677,809
0.88%, 5/2/2017 (a)	200,000	198,068
Series MTN, 1.00%, 8/25/2017 (a)	500,000	499,250
1.36%, 1/15/2019 (a)	1,000,000	1,003,671
Series MTN, 1.41%, 3/22/2016 (a)	817,000	817,013
Series MTN, 1.48%, 4/1/2019 (a)	1,250,000	1,244,494
Series MTN, 1.66%, 3/22/2018 (a)	1,577,000	1,582,059
Bank of America NA:
0.79%, 6/15/2016 (a)	1,100,000	1,099,490
0.81%, 6/15/2017 (a)	1,250,000	1,239,931
0.83%, 11/14/2016 (a)	1,450,000	1,449,184
0.83%, 2/14/2017 (a)	800,000	798,721
0.90%, 6/5/2017 (a)	700,000	697,661
1.21%, 12/7/2018 (a)	500,000	499,458
Bank of Montreal:
0.57%, 7/14/2017 (a)	400,000	398,700
Series MTN, 0.84%, 7/15/2016 (a)	1,030,000	1,030,871
Series MTN, 0.92%, 4/9/2018 (a)	450,000	450,488
Bank of New York Mellon Corp.:
Series MTN, 0.67%, 3/4/2016 (a)	584,000	583,962
0.76%, 5/22/2018 (a)	400,000	399,326
Series MTN, 0.89%, 8/1/2018 (a)	370,000	369,063
Series 1, 0.89%, 3/6/2018 (a)	146,000	145,951
Series MTN, 0.97%, 9/11/2019 (a)	500,000	495,710
Series MTN, 1.23%, 8/17/2020 (a)	400,000	400,754
Bank of Nova Scotia:
0.63%, 4/11/2017 (a)	700,000	698,559
0.84%, 7/15/2016 (a)	1,314,000	1,315,374
0.91%, 3/15/2016 (a)	492,000	491,998
0.92%, 12/13/2016 (a)	900,000	900,719
0.96%, 6/11/2018 (a)	300,000	299,246
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.77%, 9/8/2017 (a) (b)	300,000	297,973
0.86%, 2/26/2016 (a) (b)	526,000	525,940
0.90%, 3/10/2017 (a) (b)	1,200,000	1,198,422
1.00%, 3/5/2018 (a) (b)	600,000	596,532
1.09%, 9/9/2016 (a) (b)	850,000	851,005
1.52%, 9/14/2018 (a) (b)	400,000	401,054
Banque Federative du Credit Mutuel SA:
1.17%, 1/20/2017 (a) (b)	600,000	602,253
1.17%, 10/28/2016 (a) (b)	1,050,000	1,052,968
Barclays Bank PLC:
0.94%, 2/17/2017 (a)	1,000,000	999,435

See accompanying notes to financial statements.

327

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 1.02%, 12/9/2016 (a)	$300,000	$299,309
BB&T Corp.:
Series MTN, 0.99%, 2/1/2019 (a)	700,000	693,933
Series MTN, 1.37%, 6/15/2018 (a)	150,000	150,297
BNP Paribas SA:
Series MTN, 0.80%, 5/7/2017 (a)	600,000	599,358
Series MTN, 1.01%, 3/17/2017 (a)	357,000	356,732
1.09%, 12/12/2016 (a)	525,000	524,993
BPCE SA:
0.93%, 11/18/2016 (a)	500,000	500,110
Series MTN, 1.16%, 6/17/2017 (a)	1,150,000	1,147,818
Series MTN, 1.19%, 2/10/2017 (a)	1,000,000	1,001,788
Series MTN, 1.57%, 4/25/2016 (a)	1,038,000	1,040,772
Branch Banking & Trust Co.:
0.82%, 9/13/2016 (a)	300,000	299,340
0.84%, 12/1/2016 (a)	450,000	449,802
Canadian Imperial Bank of Commerce 0.84%, 7/18/2016 (a)	915,000	915,819
Capital One NA/Mclean:
1.01%, 2/5/2018 (a)	400,000	397,432
1.51%, 8/17/2018 (a)	400,000	402,936
Citigroup, Inc.:
0.75%, 6/9/2016 (a)	2,810,000	2,801,722
Series MTN, 0.85%, 5/1/2017 (a)	1,300,000	1,294,059
1.01%, 4/27/2018 (a)	1,000,000	995,955
1.03%, 3/10/2017 (a)	1,232,000	1,229,030
1.04%, 11/15/2016 (a)	1,000,000	1,001,046
1.08%, 11/24/2017 (a)	800,000	797,655
1.20%, 7/30/2018 (a)	1,000,000	999,533
1.28%, 7/25/2016 (a)	1,830,000	1,832,578
1.31%, 12/7/2018 (a)	600,000	598,112
1.40%, 4/1/2016 (a)	800,000	799,894
1.63%, 10/26/2020 (a)	1,000,000	1,008,579
2.06%, 5/15/2018 (a)	1,600,000	1,627,086
Commonwealth Bank of Australia:
0.62%, 6/3/2016 (a) (b)	1,000,000	999,443
0.86%, 3/13/2017 (a) (b)	1,600,000	1,598,110
0.90%, 3/12/2018 (a) (b)	800,000	795,699
1.07%, 9/20/2016 (a) (b)	3,335,000	3,339,085
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.65%, 4/28/2017 (a)	2,030,000	2,027,678
1.01%, 3/18/2016 (a)	1,280,000	1,279,821
Credit Agricole SA:
1.05%, 6/12/2017 (a) (b)	1,000,000	997,113
1.12%, 4/15/2019 (a) (b)	600,000	596,581
1.46%, 6/10/2020 (a) (b)	300,000	299,356
1.46%, 10/3/2016 (a) (b)	1,000,000	1,003,025
1.48%, 4/15/2016 (a) (b) (c)	350,000	350,713
Credit Suisse AG:
Series MTN, 0.79%, 3/11/2016 (a)	200,000	199,844
Series GMTN, 0.90%, 5/26/2017 (a)	2,050,000	2,042,392
1.01%, 1/29/2018 (a) (c)	1,250,000	1,245,905
DBS Group Holdings, Ltd. 0.82%, 7/16/2019 (a) (b)	600,000	599,729
Deutsche Bank AG:
0.88%, 5/30/2017 (a)	1,500,000	1,490,398
0.97%, 2/13/2017 (a) (c)	900,000	894,351
1.04%, 2/13/2018 (a)	900,000	895,760

Fifth Third Bank:
0.82%, 2/26/2016 (a)	275,000	274,963
0.87%, 11/18/2016 (a)	975,000	974,860
Goldman Sachs Group, Inc.:
1.04%, 3/22/2016 (a)	6,171,000	6,165,175
1.05%, 5/22/2017 (a)	1,500,000	1,497,913
Series MTN, 1.06%, 6/4/2017 (a)	550,000	548,440
Series MTN, 1.31%, 12/15/2017 (a)	850,000	850,362
1.34%, 10/23/2019 (a) (c)	1,000,000	1,002,764
Series MTN, 1.46%, 11/15/2018 (a)	1,351,000	1,356,486
1.48%, 4/23/2020 (a)	1,400,000	1,402,073
Series 1, 1.52%, 4/30/2018 (a)	2,450,000	2,461,128
1.71%, 9/15/2020 (a)	1,600,000	1,603,482
HSBC Bank PLC 1.00%, 5/15/2018 (a) (b)	800,000	796,925
HSBC USA, Inc.:
0.70%, 11/13/2017 (a)	300,000	297,527
0.87%, 3/3/2017 (a)	700,000	698,631
0.97%, 11/13/2019 (a)	300,000	295,520
ING Bank NV:
1.07%, 3/16/2018 (a) (b)	400,000	398,611
1.14%, 8/17/2018 (a) (b)	400,000	401,197
1.30%, 10/1/2019 (a) (b) (c)	1,500,000	1,491,831
1.40%, 3/7/2016 (a) (b)	700,000	700,257
JPMorgan Chase & Co.:
Series MTN, 0.81%, 11/18/2016 (a)	2,000,000	1,998,936
Series MTN, 0.87%, 4/25/2018 (a)	1,500,000	1,489,525
0.88%, 2/15/2017 (a)	2,000,000	1,998,692
Series 1, 0.95%, 1/28/2019 (a)	1,000,000	992,603
Series GMTN, 1.03%, 2/26/2016 (a)	3,330,000	3,330,263
1.22%, 1/25/2018 (a)	3,350,000	3,356,891
1.27%, 1/23/2020 (a) (c)	1,350,000	1,351,087
JPMorgan Chase Bank NA 0.84%, 6/2/2017 (a)	2,250,000	2,242,091
KeyBank NA 0.88%, 11/25/2016 (a)	600,000	600,007
Kookmin Bank:
1.20%, 1/27/2017 (a)	500,000	501,231
1.57%, 10/11/2016 (a) (b)	50,000	50,252
1.57%, 10/11/2016 (a)	600,000	602,519
Lloyds Bank PLC:
0.91%, 5/14/2018 (a)	500,000	496,373
1.04%, 3/16/2018 (a)	700,000	696,296
1.14%, 8/17/2018 (a)	400,000	399,965
Macquarie Bank, Ltd.:
0.95%, 10/27/2017 (a) (b)	500,000	497,663
0.96%, 6/15/2016 (a) (b)	1,000,000	999,264
1.38%, 3/24/2017 (a) (b)	600,000	599,794
1.44%, 7/29/2020 (a) (b)	500,000	500,617
1.44%, 7/29/2020 (a)	53,000	53,065
Manufacturers & Traders Trust Co.:
0.70%, 1/30/2017 (a)	700,000	698,977
0.75%, 3/7/2016 (a)	225,000	224,862
Mizuho Bank, Ltd.:
0.75%, 4/16/2017 (a) (b) (c)	600,000	598,114
1.05%, 9/25/2017 (a) (b)	400,000	397,427
1.24%, 3/26/2018 (a) (b)	400,000	398,299
1.51%, 10/20/2018 (a) (b)	700,000	706,412

See accompanying notes to financial statements.

328

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Morgan Stanley:
Series MTN, 0.77%, 10/18/2016 (a)	$2,000,000	$1,995,888
Series MTN, 1.06%, 7/23/2019 (a)	400,000	396,486
1.17%, 1/24/2019 (a)	1,000,000	997,435
1.35%, 1/5/2018 (a)	1,000,000	999,179
1.46%, 1/27/2020 (a)	1,000,000	1,002,137
1.50%, 6/16/2020 (a)	1,000,000	993,379
Series GMTN, 1.60%, 4/25/2018 (a)	1,400,000	1,414,953
1.64%, 2/25/2016 (a)	865,000	865,725
MUFG Union Bank NA 1.35%, 9/26/2016 (a)	600,000	599,992
National Australia Bank, Ltd.:
0.73%, 12/9/2016 (a) (b)	500,000	499,299
0.85%, 12/2/2016 (a) (b)	250,000	250,242
0.87%, 7/25/2016 (a)	3,350,000	3,352,144
0.88%, 6/30/2017 (a) (b)	250,000	249,375
0.90%, 3/17/2017 (a) (b)	800,000	799,303
National Bank of Canada 1.34%, 12/14/2018 (a)	400,000	400,382
National City Bank 0.82%, 6/7/2017 (a)	440,000	437,237
Nederlandse Waterschapsbank NV:
0.44%, 10/13/2017 (a) (b)	400,000	399,484
0.52%, 10/18/2016 (a) (b)	1,425,000	1,426,603
0.59%, 2/14/2018 (a) (b)	2,730,000	2,731,747
Nordea Bank AB:
0.82%, 5/13/2016 (a) (b)	584,000	584,366
0.97%, 4/4/2017 (a) (b)	700,000	699,395
1.37%, 9/17/2018 (a) (b)	400,000	401,472
PNC Bank NA:
0.63%, 8/1/2017 (a)	400,000	398,753
Series MTN, 0.83%, 6/1/2018 (a)	2,000,000	1,990,474
Royal Bank of Canada:
Series GMTN, 0.58%, 10/13/2017 (a)	1,000,000	996,578
Series GMTN, 0.59%, 2/3/2017 (a)	400,000	399,270
0.65%, 1/23/2017 (a)	1,400,000	1,398,734
Series GMTN, 0.76%, 6/16/2017 (a)	400,000	398,501
Series GMTN, 0.83%, 3/8/2016 (a)	1,300,000	1,299,681
Series GMTN, 0.86%, 7/30/2018 (a)	1,000,000	998,778
Series GMTN, 0.94%, 9/9/2016 (a)	1,000,000	1,000,777
Series GMTN, 0.97%, 3/6/2020 (a)	1,000,000	987,301
Series GMTN, 1.04%, 3/15/2019 (a)	1,000,000	992,763
Royal Bank of Scotland Group PLC 1.54%, 3/31/2017 (a)	600,000	598,831
Shinhan Bank 0.97%, 4/8/2017 (a) (b)	600,000	599,614
Standard Chartered PLC 0.80%, 9/8/2017 (a) (b)	400,000	396,046
Sumitomo Mitsui Banking Corp.:
Series GMTN, 0.64%, 7/11/2017 (a)	665,000	662,474
0.75%, 1/10/2017 (a)	850,000	847,493
0.90%, 1/16/2018 (a)	1,600,000	1,594,509
0.99%, 7/19/2016 (a)	350,000	350,368
Sumitomo Mitsui Trust Bank, Ltd. 1.31%, 9/16/2016 (a) (b)	525,000	524,590
Suncorp-Metway, Ltd. 1.30%, 3/28/2017 (a) (b)	600,000	599,479

Svenska Handelsbanken AB:
1.02%, 6/17/2019 (a) (c)	500,000	495,421
1.02%, 3/21/2016 (a)	1,120,000	1,119,692
1.06%, 9/23/2016 (a)	1,100,000	1,100,290
Toronto-Dominion Bank:
Series MTN, 0.49%, 7/13/2016 (a)	900,000	899,437
0.57%, 5/2/2017 (a)	1,150,000	1,147,419
Series GMTN, 0.86%, 7/23/2018 (a)	1,200,000	1,195,015
Series MTN1, 0.87%, 4/30/2018 (a)	810,000	807,052
Series GMTN, 0.87%, 1/6/2017 (a)	1,300,000	1,299,004
Series MTN, 0.89%, 11/5/2019 (a) (c)	600,000	596,459
Series MTN, 0.94%, 9/9/2016 (a)	3,500,000	3,503,223
1.05%, 7/2/2019 (a)	900,000	892,032
UBS AG:
0.97%, 6/1/2017 (a)	1,000,000	997,966
Series MTN, 1.00%, 8/14/2019 (a)	850,000	843,399
Series MTN, 1.10%, 9/26/2016 (a)	300,000	300,010
Series MTN, 1.30%, 3/26/2018 (a)	300,000	299,445
UBS Group Funding Jersey, Ltd. 2.03%, 9/24/2020 (a) (b)	750,000	752,692
US Bancorp Series MTN, 0.85%, 11/15/2018 (a)	900,000	900,143
US Bank NA:
0.44%, 4/22/2016 (a)	1,500,000	1,500,084
0.55%, 1/30/2017 (a)	1,500,000	1,499,325
0.62%, 1/26/2018 (a)	250,000	248,781
0.69%, 9/11/2017 (a)	575,000	573,455
0.80%, 10/28/2019 (a)	1,000,000	992,710
Wachovia Corp.:
0.69%, 10/15/2016 (a)	1,600,000	1,597,042
0.78%, 6/15/2017 (a)	1,950,000	1,944,025
Wells Fargo & Co.:
Series MTN, 0.72%, 6/2/2017 (a)	900,000	896,324
Series MTN, 0.72%, 9/8/2017 (a)	425,000	422,678
0.78%, 4/22/2019 (a)	500,000	494,772
Series MTN, 0.85%, 7/20/2016 (a)	800,000	800,727
0.95%, 4/23/2018 (a)	1,961,000	1,959,806
Series N, 1.00%, 1/30/2020 (a)	850,000	842,082
Series MTN, 1.20%, 7/22/2020 (a)	1,000,000	996,350
Series MTN, 1.46%, 12/7/2020 (a)	1,000,000	1,002,506
Wells Fargo Bank NA:
0.57%, 6/2/2016 (a)	2,300,000	2,298,162
0.57%, 5/16/2016 (a)	2,175,000	2,173,595
Series MTN, 0.84%, 3/15/2016 (a)	700,000	699,823
Westpac Banking Corp.:
0.70%, 5/19/2017 (a)	1,600,000	1,597,498
0.78%, 12/1/2017 (a)	450,000	448,047
0.82%, 11/25/2016 (a)	1,622,000	1,623,588
0.82%, 5/25/2018 (a)	1,100,000	1,093,041
1.06%, 7/30/2018 (a)	600,000	598,953
1.12%, 11/23/2018 (a)	500,000	499,839

		212,034,614

BEVERAGES — 0.9%
Anheuser-Busch InBev Finance, Inc. 0.51%, 1/27/2017 (a)	500,000	498,630
Coca-Cola Co 0.43%, 11/1/2016 (a)	728,000	727,931

See accompanying notes to financial statements.

329

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PepsiCo, Inc.:
0.57%, 7/17/2017 (a)	$464,000	$463,671
0.62%, 2/26/2016 (a)	1,067,000	1,066,699
0.67%, 10/13/2017 (a)	400,000	400,044
SABMiller Holdings, Inc. 1.02%, 8/1/2018 (a) (b)	400,000	396,840

		3,553,815

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.76%, 5/22/2017 (a)	800,000	797,972

CHEMICALS — 0.1%
Monsanto Co. 0.54%, 11/7/2016 (a)	500,000	497,971

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 1.70%, 6/30/2017 (a)	375,000	372,391

DIVERSIFIED FINANCIAL SERVICES — 4.9%
American Express Co. 0.97%, 5/22/2018 (a)	950,000	944,116
American Express Credit Corp.:
Series MTN, 0.72%, 6/5/2017 (a)	840,000	835,640
0.83%, 7/29/2016 (a)	1,300,000	1,300,218
Series GMTN, 0.85%, 8/15/2019 (a)	500,000	489,143
Series 0000, 0.89%, 9/22/2017 (a)	300,000	297,930
1.08%, 3/18/2019 (a)	1,100,000	1,087,157
Series F, 1.55%, 9/14/2020 (a)	1,000,000	1,008,534
Bear Stearns Cos. LLC Series MTN, 0.77%, 11/21/2016 (a)	1,638,000	1,635,384
General Electric Capital Corp.:
Series MTN, 0.52%, 1/8/2016 (a)	1,730,000	1,729,991
Series MTN, 0.53%, 2/15/2017 (a)	465,000	464,503
0.55%, 1/14/2016 (a)	600,000	599,980
Series MTN, 0.56%, 5/11/2016 (a)	910,000	910,004
Series MTN, 0.61%, 8/7/2018 (a)	500,000	495,108
Series GMTN, 0.83%, 1/14/2019 (a)	600,000	599,239
Series MTN, 0.92%, 1/8/2016 (a)	1,490,000	1,490,024
Series GMTN, 0.94%, 1/9/2020 (a) (c)	1,000,000	999,579
Series GMTN, 0.97%, 7/12/2016 (a)	1,200,000	1,202,837
Series GMTN, 1.21%, 5/9/2016 (a)	775,000	776,472
HSBC Finance Corp. 0.84%, 6/1/2016 (a)	1,500,000	1,497,318
Macquarie Group, Ltd. 1.33%, 1/31/2017 (a) (b)	300,000	300,398
Nomura Holdings, Inc. Series MTN, 1.95%, 9/13/2016 (a)	250,000	251,005

		18,914,580

ELECTRIC — 0.1%
Duke Energy Corp. 0.99%, 4/3/2017 (a)	350,000	348,837
Electricite de France SA 0.78%, 1/20/2017 (a) (b)	30,000	29,953

		378,790

FOOD — 0.7%
ConAgra Foods, Inc. 0.69%, 7/21/2016 (a)	650,000	648,790

General Mills, Inc. 0.62%, 1/29/2016 (a)	700,000	699,909
Kroger Co. 0.85%, 10/17/2016 (a)	800,000	799,490
Mondelez International, Inc. 0.85%, 2/1/2019 (a)	600,000	589,460

		2,737,649

HEALTH CARE PRODUCTS — 0.2%
Becton Dickinson and Co. 0.96%, 6/15/2016 (a)	500,000	499,766
Medtronic, Inc. 1.31%, 3/15/2020 (a)	400,000	398,842

		898,608

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc.:
0.69%, 9/29/2017 (a) (b)	400,000	397,914
0.94%, 9/30/2019 (a) (b)	400,000	395,713
UnitedHealth Group, Inc. 0.77%, 1/17/2017 (a)	400,000	400,267

		1,193,894

HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co.:
0.41%, 11/4/2016 (a)	500,000	500,021
0.60%, 11/1/2019 (a)	600,000	598,030

		1,098,051

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp. 0.42%, 5/19/2016 (a)	450,000	449,631

INSURANCE — 2.3%
Berkshire Hathaway Finance Corp.:
0.47%, 1/10/2017 (a)	500,000	499,778
0.49%, 8/14/2017 (a)	600,000	598,287
0.49%, 1/13/2017 (a)	600,000	599,642
0.62%, 1/12/2018 (a)	650,000	648,516
Jackson National Life Global Funding 0.57%, 7/29/2016 (a) (b)	400,000	400,020
Metropolitan Life Global Funding I:
0.52%, 7/14/2016 (a) (b)	600,000	599,889
0.70%, 4/10/2017 (a) (b)	1,700,000	1,701,418
0.72%, 6/23/2016 (a) (b)	950,000	949,868
0.85%, 7/15/2016 (a) (b)	200,000	200,305
New York Life Global Funding:
0.55%, 9/6/2016 (a) (b)	500,000	499,490
0.67%, 5/23/2016 (a) (b)	700,000	700,681
Principal Life Global Funding II 0.78%, 5/27/2016 (a) (b)	650,000	650,264
Prudential Financial, Inc. Series MTN, 1.14%, 8/15/2018 (a)	800,000	799,695

		8,847,853

INTERNET — 0.5%
Alibaba Group Holding, Ltd. 0.93%, 11/28/2017 (a)	600,000	594,968
eBay, Inc.:
0.52%, 7/28/2017 (a)	600,000	592,841
0.81%, 8/1/2019 (a)	600,000	579,275

		1,767,084

See accompanying notes to financial statements.

330

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

IT SERVICES — 2.4%
Apple, Inc.:
0.38%, 5/3/2016 (a)	$1,211,000	$1,210,611
0.41%, 5/5/2017 (a)	1,135,000	1,134,039
0.58%, 5/3/2018 (a)	2,139,000	2,134,521
0.59%, 2/7/2020 (a)	500,000	495,642
0.64%, 5/6/2019 (a)	1,050,000	1,044,857
0.66%, 5/6/2020 (a)	600,000	595,477
Hewlett Packard Enterprise Co. 2.35%, 10/5/2017 (a) (b)	400,000	400,605
International Business Machines Corp.:
0.40%, 2/5/2016 (a)	1,000,000	999,732
0.53%, 2/6/2018 (a)	1,100,000	1,096,496
0.73%, 2/12/2019 (a)	400,000	398,022

		9,510,002

MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
Series MTN, 0.64%, 2/26/2016 (a)	750,000	749,789
Series GMTN, 0.65%, 6/9/2017 (a)	300,000	299,086
Series MTN, 0.65%, 3/3/2017 (a)	450,000	448,907

		1,497,782

MACHINERY-DIVERSIFIED — 0.7%
John Deere Capital Corp.:
Series MTN, 0.42%, 4/12/2016 (a)	1,000,000	999,301
Series MTN, 0.49%, 2/25/2016 (a)	900,000	899,532
Series MTN, 0.54%, 3/1/2017 (a)	500,000	499,172
Series MTN, 0.77%, 7/11/2017 (a)	400,000	400,397

		2,798,402

MEDIA — 0.4%
NBCUniversal Enterprise, Inc.:
0.86%, 4/15/2016 (a) (b)	584,000	583,698
1.01%, 4/15/2018 (a) (b)	1,169,000	1,167,050

		1,750,748

MINING — 0.8%
Anglo American Capital PLC 1.27%, 4/15/2016 (a) (b)	600,000	594,129
BHP Billiton Finance USA, Ltd. 0.85%, 9/30/2016 (a)	750,000	747,727
Glencore Funding LLC:
1.57%, 5/27/2016 (a) (b)	657,000	646,343
1.68%, 1/15/2019 (a) (b)	700,000	579,146
Rio Tinto Finance USA PLC 1.37%, 6/17/2016 (a)	578,000	575,982

		3,143,327

MISCELLANEOUS MANUFACTURER — 0.1%
Tyco Electronics Group SA 0.52%, 1/29/2016 (a)	400,000	399,877

OIL & GAS — 5.0%
BP Capital Markets PLC:
0.69%, 2/10/2017 (a)	400,000	398,939
0.76%, 11/7/2016 (a)	400,000	399,439
1.23%, 9/26/2018 (a)	1,245,000	1,231,757
Canadian Natural Resources, Ltd. 0.98%, 3/30/2016 (a)	500,000	498,891
Chevron Corp.:
0.44%, 11/9/2016 (a)	500,000	499,568

0.48%, 2/22/2017 (a)	1,400,000	1,395,884
0.53%, 11/15/2017 (a)	750,000	746,494
0.59%, 3/2/2018 (a)	400,000	397,139
0.72%, 11/9/2017 (a)	500,000	499,397
0.77%, 11/15/2019 (a)	750,000	745,710
CNPC General Capital, Ltd. 1.26%, 5/14/2017 (a) (b)	930,000	928,333
Devon Energy Corp. 1.05%, 12/15/2016 (a)	600,000	593,860
Exxon Mobil Corp.:
0.46%, 3/1/2018 (a)	500,000	496,940
0.55%, 3/15/2017 (a)	800,000	798,709
0.66%, 3/15/2019 (a)	650,000	645,409
Petroleos Mexicanos 2.34%, 7/18/2018 (a)	450,000	444,938
Shell International Finance B.V.:
0.57%, 11/15/2016 (a)	1,000,000	999,256
0.66%, 5/10/2017 (a)	500,000	499,266
0.81%, 5/11/2020 (a)	500,000	492,677
0.92%, 11/10/2018 (a)	800,000	798,448
Sinopec Group Overseas Development 2014, Ltd.:
1.10%, 4/10/2017 (a) (b)	1,400,000	1,397,845
1.24%, 4/10/2019 (a) (b)	600,000	596,556
Statoil ASA:
0.54%, 11/9/2017 (a)	500,000	497,452
0.65%, 5/15/2018 (a)	669,000	665,029
0.80%, 11/8/2018 (a)	900,000	892,945
Total Capital Canada, Ltd. 0.70%, 1/15/2016 (a)	1,280,000	1,279,983
Total Capital International SA 0.91%, 8/10/2018 (a)	600,000	597,351

		19,438,215

PHARMACEUTICALS — 2.0%
Actavis Funding SCS:
1.58%, 3/12/2018 (a)	600,000	601,929
1.76%, 3/12/2020 (a)	600,000	602,143
AstraZeneca PLC 0.89%, 11/16/2018 (a)	400,000	399,435
Baxalta, Inc. 1.37%, 6/22/2018 (a) (b)	400,000	398,752
Bayer US Finance LLC:
0.57%, 10/7/2016 (a) (b)	400,000	399,782
0.89%, 10/6/2017 (a) (b)	400,000	398,814
Johnson & Johnson 0.48%, 11/28/2016 (a)	1,000,000	999,658
Merck & Co., Inc.:
0.47%, 2/10/2017 (a)	400,000	399,709
0.55%, 5/18/2016 (a)	364,000	363,830
0.72%, 2/10/2020 (a) (c)	600,000	596,316
0.72%, 5/18/2018 (a)	1,427,000	1,428,072
Pfizer, Inc.:
0.51%, 5/15/2017 (a) (c)	600,000	598,694
0.81%, 6/15/2018 (a)	548,000	545,997

		7,733,131

PIPELINES — 0.4%
Enbridge, Inc.:
0.87%, 6/2/2017 (a) (c)	600,000	587,654

See accompanying notes to financial statements.

331

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

1.26%, 10/1/2016 (a)	$350,000	$347,375
TransCanada PipeLines, Ltd. 1.28%, 6/30/2016 (a)	570,000	569,014

		1,504,043

RETAIL — 0.3%
Home Depot Inc 0.88%, 9/15/2017 (a)	400,000	400,589
Walgreens Boots Alliance, Inc. 0.81%, 5/18/2016 (a)	600,000	597,918

		998,507

SOFTWARE — 0.8%
Oracle Corp.:
0.52%, 7/7/2017 (a)	1,335,000	1,333,976
0.83%, 10/8/2019 (a)	500,000	498,340
0.90%, 1/15/2019 (a)	1,100,000	1,100,874

		2,933,190

TELECOMMUNICATIONS — 3.8%
America Movil SAB de CV 1.50%, 9/12/2016 (a)	900,000	899,988
AT&T, Inc.:
0.74%, 2/12/2016 (a)	1,426,000	1,425,368
1.02%, 3/30/2017 (a)	703,000	701,196
1.16%, 3/11/2019 (a)	700,000	694,980
1.53%, 6/30/2020 (a)	500,000	496,425
Cisco Systems, Inc.:
0.70%, 3/3/2017 (a)	1,150,000	1,150,100
0.82%, 6/15/2018 (a)	1,000,000	997,901
0.91%, 3/1/2019 (a)	572,000	571,487
Telefonica Emisiones SAU 1.24%, 6/23/2017 (a)	230,000	228,684
Verizon Communications, Inc.:
0.88%, 6/9/2017 (a)	1,900,000	1,891,995
2.04%, 9/15/2016 (a)	2,900,000	2,917,757
2.25%, 9/14/2018 (a)	2,000,000	2,047,872
Vodafone Group PLC 0.75%, 2/19/2016 (a)	857,000	856,506

		14,880,259

TOTAL CORPORATE BONDS & NOTES (Cost $343,583,821)		342,741,300

FOREIGN GOVERNMENT OBLIGATIONS — 10.0%
Asian Development Bank:
Series GMTN, 0.33%, 5/13/2016 (a)	500,000	499,940
Series GMTN, 0.37%, 10/19/2017 (a)	2,000,000	1,999,080
Series GMTN, 0.43%, 2/28/2018 (a)	1,000,000	999,022
Corp. Andina de Fomento 0.87%, 1/29/2018 (a)	400,000	396,664
Dexia Credit Local SA:
0.72%, 1/11/2017 (a) (b)	1,100,000	1,099,374
0.72%, 11/7/2016 (a) (b)	1,600,000	1,601,352
European Investment Bank 0.39%, 10/9/2018 (a) (b)	1,000,000	996,977
Export Development Canada Series 144A, 0.37%, 10/16/2017 (a) (b)	1,500,000	1,498,065

Export-Import Bank of Korea 1.07%, 1/14/2017 (a)	1,000,000	1,001,439
Inter-American Development Bank:
Series GMTN, 0.32%, 10/15/2019 (a)	1,000,000	996,192
0.33%, 7/15/2020 (a)	1,000,000	998,884
Series GMTN, 0.34%, 6/12/2017 (a)	400,000	399,982
0.34%, 2/11/2016 (a) (c)	1,550,000	1,549,891
0.36%, 1/15/2019 (a)	600,000	596,089
Series GMTN, 0.36%, 1/16/2018 (a)	1,000,000	999,427
Series GMTN, 0.49%, 12/12/2016 (a)	528,000	527,959
0.49%, 10/15/2020 (a)	1,000,000	999,405
Series GMTN, 0.53%, 9/12/2018 (a)	950,000	949,269
Series GMTN, 0.56%, 6/20/2018 (a)	490,000	489,862
International Bank for Reconstruction & Development Series GDIF, 0.60%, 9/30/2017 (a)	600,000	599,399
International Finance Corp.:
Series GMTN, 0.40%, 1/9/2019 (a)	1,000,000	996,600
Series GMTN, 0.45%, 8/1/2016 (a)	2,500,000	2,499,572
Kommunalbanken A/S:
Series 144A, 0.45%, 5/2/2017 (a) (b)	500,000	499,637
Series 144A, 0.45%, 10/31/2016 (a) (b)	270,000	270,012
Series 144A, 0.55%, 2/20/2018 (a) (b)	1,174,000	1,171,936
Series 144A, 0.60%, 3/17/2020 (a) (b)	1,700,000	1,698,152
Series 144A, 0.61%, 3/18/2016 (a) (b)	1,900,000	1,898,778
Series 144A, 0.98%, 3/27/2017 (a) (b)	3,750,000	3,758,876
Kommuninvest I Sverige AB Series 144A, 0.44%, 5/28/2019 (a) (b)	1,000,000	999,185
Korea Development Bank 0.95%, 1/22/2017 (a)	900,000	900,366
Landwirtschaftliche Rentenbank 0.71%, 3/15/2016 (a) (b)	800,000	799,766
Province of Quebec Canada Series MTN, 0.67%, 9/4/2018 (a)	1,400,000	1,395,323
Svensk Exportkredit AB:
Series GMTN, 0.52%, 11/10/2017 (a)	1,000,000	999,012
Series MTN, 0.62%, 1/23/2017 (a)	550,000	550,607
Series MTN, 0.68%, 6/12/2017 (a) (c)	700,000	699,376
Series MTN, 0.69%, 9/28/2017 (a)	400,000	398,784

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $38,775,456)		38,734,254

See accompanying notes to financial statements.

332

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e)	7,476,074	$7,476,074
State Street Navigator Securities Lending Prime Portfolio (d) (f)	3,608,953	3,608,953

TOTAL SHORT-TERM INVESTMENTS (g) (Cost $11,085,027)		11,085,027

TOTAL INVESTMENTS — 100.9% (h) (Cost $393,444,304)		392,560,581
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,476,253)

NET ASSETS — 100.0%		$389,084,328

(a)	Variable rate security — Rate shown is rate in effect at December 31, 2015. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.8% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Investment of cash collateral for securities loaned
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

333

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.3%
ARGENTINA — 0.4%
YPF SA 8.75%, 4/4/2024 (a) (b)	$50,000	$48,500

BARBADOS — 0.2%
Columbus International, Inc. 7.38%, 3/30/2021 (a) (b)	25,000	24,750

BRAZIL — 14.6%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	73,600
Banco do Brasil SA/Cayman 3.88%, 10/10/2022	75,000	57,000
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	50,000	50,425
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	100,000	87,000
BRF SA 4.75%, 5/22/2024 (a)	50,000	45,875
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	75,000	59,062
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a)	75,000	49,875
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	48,750
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	50,000	48,625
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024	50,000	47,500
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a) (b)	150,000	118,875
JBS USA LLC / JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	100,000	90,500
7.25%, 6/1/2021 (a)	75,000	74,437
Odebrecht Finance, Ltd. 7.50%, 2/1/2016 (a)	50,000	26,563
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2023 (a)	89,260	20,530
Petrobras Global Finance B.V.:
3.25%, 3/17/2017	150,000	138,750
3.50%, 2/6/2017 (b)	100,000	93,500
4.38%, 5/20/2023 (b)	100,000	66,000
4.88%, 3/17/2020	100,000	75,000
5.38%, 1/27/2021 (b)	150,000	111,750
5.63%, 5/20/2043 (b)	25,000	15,188
6.75%, 1/27/2041	150,000	96,000
6.85%, 6/5/2115	50,000	32,375
7.25%, 3/17/2044	50,000	33,750
Rio Oil Finance Trust Series 2014-1 9.25%, 7/6/2024 (a)	75,000	55,500
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	32,000
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	50,000	48,375
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	100,000	52,000
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	75,000	56,762
6.88%, 11/21/2036 (b)	175,000	122,332

Vale SA 5.63%, 9/11/2042 (b)	50,000	33,067

		1,960,966

CHILE — 4.9%
Banco Santander Chile 3.88%, 9/20/2022 (a)	50,000	49,766
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	94,502
Colbun SA 4.50%, 7/10/2024 (a)	50,000	48,768
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a) (b)	150,000	134,728
5.63%, 9/21/2035 (a) (b)	125,000	114,321
Corpbanca SA 3.13%, 1/15/2018	100,000	97,445
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	50,000	50,498
GNL Quintero SA 4.63%, 7/31/2029 (a)	25,000	23,627
VTR Finance B.V. 6.88%, 1/15/2024 (a)	50,000	46,000

		659,655

CHINA — 13.7%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	50,000	48,848
3.13%, 11/28/2021	100,000	96,987
4.50%, 11/28/2034 (b)	25,000	23,919
Baidu, Inc. 3.25%, 8/6/2018	100,000	101,281
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	275,000	257,391
4.25%, 5/9/2043	100,000	91,827
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	49,711
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	125,000	126,319
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	50,000	53,608
Industrial & Commercial Bank of China, Ltd. 2.91%, 11/13/2020	50,000	49,603
Nexen Energy ULC 6.40%, 5/15/2037	50,000	55,920
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	75,000	78,625
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	95,330
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	50,000	50,426
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	206,629
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/2020 (a)	150,000	147,563
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	97,988

See accompanying notes to financial statements.

334

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

State Grid Overseas Investment 2014, Ltd. 4.13%, 5/7/2024 (a)	$50,000	$52,367
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	50,000	51,786
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	100,000	101,685

		1,837,813

COLOMBIA — 2.8%
Ecopetrol SA:
5.88%, 9/18/2023	50,000	46,000
7.38%, 9/18/2043	100,000	84,000
7.63%, 7/23/2019 (b)	75,000	81,358
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	50,000	46,969
Pacific Exploration and Production Corp.:
5.13%, 3/28/2023 (a)	100,000	20,000
5.38%, 1/26/2019 (a)	100,000	19,000
SUAM Finance B.V. 4.88%, 4/17/2024 (a)	50,000	50,750
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	25,000	25,063

		373,140

HONG KONG — 3.4%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	104,350
Hutchison Whampoa International 11, Ltd. 4.63%, 1/13/2022 (a)	250,000	268,089
MCE Finance, Ltd. 5.00%, 2/15/2021 (a) (b)	50,000	45,500
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	50,000	34,250

		452,189

INDIA — 4.0%
Bharti Airtel International Netherlands B.V. 5.13%, 3/11/2023 (a)	100,000	103,518
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	125,000	127,954
Reliance Holding USA, Inc. 4.50%, 10/19/2020 (a)	75,000	79,428
Reliance Industries, Ltd. 4.88%, 2/10/2045 (a)	75,000	67,525
State Bank of India 3.62%, 4/17/2019 (a)	100,000	101,917
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	31,647
8.25%, 6/7/2021 (a)	50,000	29,017

		541,006

INDONESIA — 2.5%
Majapahit Holding B.V. 7.75%, 1/20/2020 (a)	100,000	111,875
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	90,903
6.00%, 5/3/2042 (a)	100,000	81,879
Perusahaan Gas Negara Persero Tbk 5.13%, 5/16/2024 (a)	50,000	47,825

		332,482

ISRAEL — 1.5%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	104,380
Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022	50,000	47,867
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	54,665

		206,912

JAMAICA — 0.6%
Digicel, Ltd. 6.00%, 4/15/2021 (a) (b)	100,000	84,250

KAZAKHSTAN — 1.5%
KazMunayGas National Co. JSC:
6.38%, 4/9/2021 (a)	100,000	102,865
7.00%, 5/5/2020 (a)	100,000	105,880

		208,745

MALAYSIA — 1.7%
Petronas Capital, Ltd.:
3.50%, 3/18/2025 (a)	75,000	72,090
4.50%, 3/18/2045 (a)	50,000	47,428
5.25%, 8/12/2019 (a)	100,000	107,754

		227,272

MEXICO — 12.8%
Alfa SAB de CV:
5.25%, 3/25/2024 (a) (b)	50,000	50,625
6.88%, 3/25/2044 (a)	25,000	23,188
America Movil SAB de CV:
4.38%, 7/16/2042	50,000	44,163
5.00%, 3/30/2020	100,000	108,513
6.13%, 3/30/2040	75,000	82,508
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)	50,000	46,875
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	50,000	49,813
BBVA Bancomer SA 4.38%, 4/10/2024 (a)	50,000	49,375
Cemex SAB de CV 5.70%, 1/11/2025 (a) (b)	200,000	167,250
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	50,172
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	49,250
5.75%, 2/14/2042 (a)	50,000	45,000
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	44,179
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	102,474
Grupo Televisa SAB 6.63%, 3/18/2025	100,000	113,631
Petroleos Mexicanos:
3.50%, 7/23/2020 (a) (b)	175,000	165,637
3.50%, 1/30/2023	50,000	43,625
4.25%, 1/15/2025 (a) (b)	75,000	65,625
5.50%, 1/21/2021	100,000	100,870
Series 144, 5.50%, 6/27/2044 (a)	75,000	56,425

See accompanying notes to financial statements.

335

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

5.63%, 1/23/2046 (a)	$25,000	$19,130
6.50%, 6/2/2041	235,000	203,157
Southern Copper Corp. 5.25%, 11/8/2042	50,000	36,086

		1,717,571

MOROCCO — 0.7%
OCP SA 5.63%, 4/25/2024 (a)	100,000	101,475

NETHERLANDS — 0.3%
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042 (a)	50,000	43,862

PERU — 2.0%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	54,000	53,933
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	75,000	80,062
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	50,000	50,000
Southern Copper Corp. 6.75%, 4/16/2040	100,000	85,534

		269,529

QATAR — 1.6%
Ooredoo International Finance, Ltd. 4.75%, 2/16/2021 (a)	100,000	109,625
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020 (a)	105,020	111,412

		221,037

RUSSIA — 10.4%
Alfa Bank AO Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	75,000	78,598
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	52,587
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	104,800
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	88,450
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	75,000	74,569
9.25%, 4/23/2019 (a)	200,000	223,350
Lukoil International Finance B.V. 6.13%, 11/9/2020 (a)	100,000	101,705
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a) (b)	50,000	48,061
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	50,000	50,061
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	50,000	46,125
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)	50,000	44,198
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	88,156
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	100,000	99,000

Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	100,380
VimpelCom Holdings B.V. 7.50%, 3/1/2022 (a)	100,000	100,000
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	100,000	101,755

		1,401,795

SAUDI ARABIA — 0.7%
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)	100,000	89,600

SOUTH AFRICA — 2.9%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	50,000	39,750
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a) (b)	100,000	86,999
MTN Mauritius Investments, Ltd. 4.76%, 11/11/2024 (a)	75,000	65,250
Myriad International Holdings B.V. 6.00%, 7/18/2020 (a)	100,000	106,393
Sasol Financing International PLC 4.50%, 11/14/2022	50,000	45,727
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a) (b)	50,000	44,094

		388,213

SOUTH KOREA — 5.3%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	124,259
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	50,000	50,928
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	126,784
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	50,000	50,648
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	152,303
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	50,000	50,737
NongHyup Bank 2.25%, 9/19/2017 (a)	50,000	50,134
POSCO 4.25%, 10/28/2020 (a)	50,000	52,318
Woori Bank 2.88%, 10/2/2018 (a)	50,000	50,673

		708,784

TAIWAN — 0.4%
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	50,000	49,006

THAILAND — 1.1%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	102,195
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	50,000	51,301

		153,496

TRINIDAD AND TOBAGO — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	25,000	26,000

See accompanying notes to financial statements.

336

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

TURKEY — 3.6%
Akbank TAS 4.00%, 1/24/2020 (a)	$100,000	$96,471
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (a)	100,000	98,244
Turkiye Halk Bankasi A/S 3.88%, 2/5/2020 (a)	100,000	93,810
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	101,827
Turkiye Vakiflar Bankasi TAO 5.00%, 10/31/2018 (a)	50,000	50,516
Yapi ve Kredi Bankasi A/S 4.00%, 1/22/2020 (a)	50,000	48,000

		488,868

UNITED ARAB EMIRATES — 2.8%
Abu Dhabi National Energy Co. PJSC 5.88%, 12/13/2021 (a)	150,000	165,262
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	47,720	50,418
DP World, Ltd. 6.85%, 7/2/2037 (a)	75,000	73,688
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	75,000	88,766

		378,134

VENEZUELA — 1.7%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)	250,000	92,812
6.00%, 11/15/2026 (a)	100,000	36,750
8.50%, 11/2/2017 (a)	100,000	53,250
9.00%, 11/17/2021 (a)	100,000	40,051

		222,863

TOTAL CORPORATE BONDS & NOTES (Cost $14,943,517)		13,217,913

	Shares

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.07% (c) (d)	95,994	95,994
State Street Navigator Securities Lending Prime Portfolio (c) (e)	889,385	889,385

TOTAL SHORT-TERM INVESTMENTS (f) (Cost $985,379)		985,379

TOTAL INVESTMENTS — 105.6% (g) (Cost $15,928,896)		14,203,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(750,830)

NET ASSETS — 100.0%		$13,452,462

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 74.7% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

337

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.2%
Omnicom Group, Inc. 6.25%, 7/15/2019	$25,000	$27,960
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,086

		53,046

AEROSPACE & DEFENSE — 0.5%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a) (b)	50,000	55,956
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,008
5.20%, 10/15/2019	25,000	26,472
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	24,992
4.75%, 6/1/2043	25,000	25,731

		159,159

AGRICULTURE — 0.6%
Altria Group, Inc.:
5.38%, 1/31/2044	25,000	26,891
9.70%, 11/10/2018	76,000	91,391
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	28,934
Reynolds American, Inc. 3.75%, 5/20/2023	50,000	49,885

		197,101

AIRLINES — 0.1%
Southwest Airlines Co. 5.75%, 12/15/2016	25,000	25,984

APPAREL — 0.2%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	51,750
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,750

		78,500

AUTO MANUFACTURERS — 1.9%
Ford Motor Co. 7.45%, 7/16/2031	50,000	61,701
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	198,647
4.25%, 2/3/2017	100,000	102,171
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	50,000	50,135
4.38%, 9/25/2021	75,000	76,054
4.75%, 8/15/2017	50,000	51,822
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	75,000	75,750

		616,280

AUTO PARTS & EQUIPMENT — 1.3%
Dana Holding Corp.:
5.38%, 9/15/2021	50,000	49,625
5.50%, 12/15/2024	25,000	24,250
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	50,223
Goodyear Tire & Rubber Co. 6.50%, 3/1/2021	50,000	52,563

Johnson Controls, Inc. 4.63%, 7/2/2044	25,000	21,187
Schaeffler Finance B.V. 4.75%, 5/15/2021 (b)	50,000	50,250
Tenneco, Inc. 6.88%, 12/15/2020	25,000	25,875
ZF North America Capital, Inc. 4.75%, 4/29/2025 (b)	150,000	142,875

		416,848

BANKS — 6.3%
Bank of America Corp.:
Series MTN, 4.20%, 8/26/2024	100,000	99,218
Series MTN, 4.25%, 10/22/2026	75,000	74,238
Barclays Bank PLC 6.05%, 12/4/2017 (b)	100,000	106,667
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	50,324
Capital One NA/Mclean 1.65%, 2/5/2018	150,000	148,516
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	102,250
5.00%, 8/15/2022	75,000	77,016
5.25%, 3/15/2018	100,000	103,250
Citigroup, Inc.:
5.30%, 5/6/2044	25,000	26,004
5.50%, 9/13/2025	25,000	27,137
6.13%, 8/25/2036	50,000	56,846
Credit Suisse AG 5.40%, 1/14/2020	50,000	54,746
Discover Bank/Greenwood 2.00%, 2/21/2018	25,000	24,831
Eksportfinans ASA 5.50%, 5/25/2016	75,000	75,943
Goldman Sachs Group, Inc.:
5.63%, 1/15/2017	50,000	51,934
6.75%, 10/1/2037	75,000	87,670
Intesa Sanpaolo SpA 6.50%, 2/24/2021 (b)	100,000	113,429
KeyCorp Series MTN, 5.10%, 3/24/2021	50,000	54,647
Lloyds Bank PLC 6.50%, 9/14/2020 (b)	75,000	85,521
Morgan Stanley:
3.95%, 4/23/2027	50,000	48,529
4.88%, 11/1/2022	50,000	53,063
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,401
Royal Bank of Scotland Group PLC:
1.88%, 3/31/2017	50,000	49,791
6.00%, 12/19/2023	100,000	107,701
6.13%, 12/15/2022	175,000	190,522
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	53,112
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	55,500

		2,009,806

See accompanying notes to financial statements.

338

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

BEVERAGES — 0.9%
Beam Suntory, Inc. 5.38%, 1/15/2016	$50,000	$50,052
Constellation Brands, Inc.:
3.88%, 11/15/2019 (a)	100,000	102,750
6.00%, 5/1/2022	50,000	55,000
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	27,694
Pernod Ricard SA:
2.95%, 1/15/2017 (b)	25,000	25,313
5.50%, 1/15/2042 (b)	25,000	25,185

		285,994

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	49,937
3.63%, 5/15/2022	50,000	51,361
6.40%, 2/1/2039	100,000	118,619
Celgene Corp.:
3.25%, 8/15/2022	50,000	49,603
4.63%, 5/15/2044	25,000	23,615

		293,135

CHEMICALS — 1.9%
Agrium, Inc. 4.90%, 6/1/2043	25,000	22,364
Albemarle Corp. 4.15%, 12/1/2024	25,000	23,892
Ashland, Inc. 4.75%, 8/15/2022	25,000	24,313
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	49,250
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,269
4.95%, 6/1/2043	25,000	21,257
Dow Chemical Co.:
4.25%, 11/15/2020	25,000	26,169
4.38%, 11/15/2042	25,000	21,772
Eagle Spinco, Inc. 4.63%, 2/15/2021	50,000	46,000
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	49,506
3.60%, 8/15/2022	25,000	24,881
Ecolab, Inc. 3.00%, 12/8/2016	50,000	50,718
LYB International Finance B.V. 5.25%, 7/15/2043	50,000	48,004
Mosaic Co. 5.63%, 11/15/2043	25,000	23,963
NOVA Chemicals Corp. 5.25%, 8/1/2023 (b)	50,000	49,500
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	31,813
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,303
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	50,000	50,500

		614,474

COMMERCIAL SERVICES — 1.7%
ADT Corp.:
3.50%, 7/15/2022 (a)	75,000	67,125
4.13%, 4/15/2019 (a)	75,000	77,156
4.88%, 7/15/2042	50,000	35,750
ERAC USA Finance LLC:
2.35%, 10/15/2019 (b)	25,000	24,643
7.00%, 10/15/2037 (b)	50,000	60,935
Moody’s Corp. 2.75%, 7/15/2019	50,000	50,423
RR Donnelley & Sons Co.:
6.50%, 11/15/2023	75,000	69,375
7.88%, 3/15/2021	25,000	25,850
Service Corp. International/US 5.38%, 1/15/2022	25,000	26,063
United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	49,875
Western Union Co. 2.88%, 12/10/2017	50,000	50,594

		537,789

CONSTRUCTION MATERIALS — 1.0%
Hanson, Ltd. 6.13%, 8/15/2016	50,000	51,312
Lafarge SA 7.13%, 7/15/2036	50,000	57,348
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	25,938
Masco Corp. 5.95%, 3/15/2022	50,000	54,000
Owens Corning 4.20%, 12/15/2022	50,000	50,029
USG Corp. 5.88%, 11/1/2021 (b)	25,000	26,000
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,250

		322,877

DISTRIBUTION & WHOLESALE — 0.2%
Rexel SA 5.25%, 6/15/2020 (b)	50,000	51,500

DIVERSIFIED FINANCIAL SERVICES — 6.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.75%, 5/15/2019	50,000	49,938
Air Lease Corp. 5.63%, 4/1/2017	50,000	51,875
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	25,688
6.25%, 12/1/2019	60,000	64,500
Ally Financial, Inc.:
3.50%, 1/27/2019	5,000	4,931
5.50%, 2/15/2017	100,000	103,000
5.75%, 11/20/2025	250,000	253,125
8.00%, 11/1/2031	150,000	173,250
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	24,500
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/2020 (b)	50,000	52,375

See accompanying notes to financial statements.

339

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Discover Financial Services 3.95%, 11/6/2024	$50,000	$49,288
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	52,375
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,250
5.88%, 2/1/2022	75,000	73,312
6.00%, 8/1/2020	50,000	50,420
International Lease Finance Corp.:
3.88%, 4/15/2018	50,000	50,375
4.63%, 4/15/2021	50,000	51,250
5.88%, 4/1/2019	50,000	53,000
5.88%, 8/15/2022	75,000	79,875
7.13%, 9/1/2018 (b)	50,000	54,812
8.75%, 3/15/2017	50,000	53,250
Jefferies Group LLC 6.50%, 1/20/2043	25,000	23,116
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.88%, 8/1/2021 (b)	50,000	45,500
Macquarie Group, Ltd. 7.63%, 8/13/2019 (b)	50,000	57,259
Nasdaq, Inc. 5.25%, 1/16/2018	25,000	26,459
Navient Corp.:
6.00%, 1/25/2017	150,000	153,750
6.13%, 3/25/2024	75,000	61,125
8.00%, 3/25/2020	200,000	197,600
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	24,250
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	57,658
Synchrony Financial 4.25%, 8/15/2024	25,000	24,662

		2,092,768

ELECTRIC — 4.6%
AEP Texas Central Co. Series E, 6.65%, 2/15/2033	50,000	60,945
AES Corp.:
4.88%, 5/15/2023	50,000	43,750
5.50%, 3/15/2024	50,000	44,625
7.38%, 7/1/2021	50,000	51,000
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	50,000	58,307
Calpine Corp. 7.88%, 1/15/2023 (b)	61,000	64,965
Dominion Resources, Inc.:
Series A, 1.40%, 9/15/2017	50,000	49,487
1.95%, 8/15/2016	25,000	25,063
DPL, Inc. 7.25%, 10/15/2021	50,000	47,500
DTE Energy Co. 6.35%, 6/1/2016	25,000	25,532
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,034
3.75%, 4/15/2024	25,000	25,330
EDP Finance B.V. 4.13%, 1/15/2020 (b)	50,000	50,115

Enel Finance International NV 6.00%, 10/7/2039 (b)	50,000	55,907
Entergy Texas, Inc. 5.15%, 6/1/2045	25,000	24,513
Eversource Energy 1.45%, 5/1/2018	50,000	49,184
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	46,558
6.20%, 10/1/2017	50,000	53,346
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	50,000	50,228
Series B, 4.25%, 3/15/2023	75,000	76,304
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	24,500
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	49,821
NiSource Finance Corp. 5.65%, 2/1/2045	50,000	57,469
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	41,437
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,399
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	51,494
5.80%, 3/1/2037	25,000	29,067
PPL Capital Funding, Inc. 4.20%, 6/15/2022 (a)	40,000	41,622
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	32,218
PSEG Power LLC 5.32%, 9/15/2016	50,000	51,373
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,734
Southwestern Electric Power Co. Series E, 5.55%, 1/15/2017	50,000	51,679
Toledo Edison Co. 6.15%, 5/15/2037	50,000	56,282

		1,470,788

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	50,000
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)	25,000	23,500

		73,500

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,018
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,009
Flextronics International, Ltd. 5.00%, 2/15/2023	50,000	50,687
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	48,500

		174,214

ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	25,000	21,625

See accompanying notes to financial statements.

340

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (b)	$25,000	$24,957

		46,582

ENTERTAINMENT — 0.7%
GLP Capital L.P. / GLP Financing II, Inc. 4.88%, 11/1/2020	50,000	49,000
International Game Technology PLC 6.25%, 2/15/2022 (b)	150,000	140,250
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	50,000	47,750

		237,000

ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	51,000
Republic Services, Inc. 3.55%, 6/1/2022	25,000	25,530
Waste Management, Inc. 3.50%, 5/15/2024	50,000	50,401

		126,931

FOOD — 2.2%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (b)	25,000	22,500
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,630
ConAgra Foods, Inc.:
3.20%, 1/25/2023	25,000	24,051
4.65%, 1/25/2043	25,000	22,300
Darling Ingredients, Inc. 5.38%, 1/15/2022 (a)	25,000	24,625
General Mills, Inc. 5.40%, 6/15/2040	50,000	54,565
JM Smucker Co. 4.25%, 3/15/2035	50,000	48,847
Kellogg Co. Series B, 7.45%, 4/1/2031	50,000	63,574
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,274
5.00%, 6/4/2042	25,000	25,172
6.13%, 8/23/2018	25,000	27,449
Kraft Heinz Foods Co. 4.88%, 2/15/2025 (b)	60,000	63,778
Kroger Co. 5.15%, 8/1/2043	25,000	26,190
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	30,519
Smithfield Foods, Inc. 6.63%, 8/15/2022	50,000	51,875
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,028
Whole Foods Market, Inc. 5.20%, 12/3/2025 (b)	100,000	99,852
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (b)	25,000	25,067

		712,296

FOREST PRODUCTS & PAPER — 0.3%
Clearwater Paper Corp. 5.38%, 2/1/2025 (b)	25,000	24,187

International Paper Co. 7.95%, 6/15/2018	50,000	56,698
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	18,188

		99,073

GAS — 0.7%
AGL Capital Corp. 4.40%, 6/1/2043	25,000	22,480
AmeriGas Partners L.P. / AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	72,000
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,481
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	25,673
Sempra Energy 2.30%, 4/1/2017	50,000	50,291

		222,925

HEALTH CARE PRODUCTS — 1.1%
Becton Dickinson and Co. 3.13%, 11/8/2021	50,000	50,420
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (b)	150,000	151,500
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,714
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	25,386
5.30%, 2/1/2044	50,000	53,426
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	50,000	46,613

		355,059

HEALTH CARE SERVICES — 4.3%
Anthem, Inc.:
4.65%, 1/15/2043	50,000	47,578
4.65%, 8/15/2044	25,000	23,827
Centene Corp. 4.75%, 5/15/2022	25,000	24,188
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	50,250
5.13%, 8/1/2021	50,000	49,750
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (b)	50,000	53,875
5.88%, 1/31/2022 (b)	50,000	53,500
HCA, Inc.:
4.75%, 5/1/2023	75,000	74,250
5.00%, 3/15/2024	50,000	49,875
5.25%, 4/15/2025	75,000	75,563
5.38%, 2/1/2025	50,000	49,375
5.88%, 5/1/2023	50,000	51,250
5.88%, 2/15/2026	250,000	250,937
6.50%, 2/15/2020	50,000	54,475
Humana, Inc. 2.63%, 10/1/2019	25,000	25,063
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,323
LifePoint Health, Inc. 5.50%, 12/1/2021	50,000	50,875

See accompanying notes to financial statements.

341

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MEDNAX, Inc. 5.25%, 12/1/2023 (b)	$60,000	$60,300
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,475
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	48,250
4.75%, 6/1/2020	25,000	25,125
6.00%, 10/1/2020	75,000	78,937
Universal Health Services, Inc. 3.75%, 8/1/2019 (b)	25,000	25,438
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	51,500

		1,350,979

HOLDING COMPANIES-DIVERS — 0.2%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,250

HOME BUILDERS — 1.3%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	50,250
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,000
4.75%, 2/15/2023	50,000	50,925
Lennar Corp.:
4.50%, 11/15/2019	50,000	50,844
4.75%, 12/15/2017	25,000	25,687
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,250
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	50,750
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	51,750
6.75%, 11/1/2019	50,000	55,000

		410,456

HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.00%, 3/1/2024	25,000	25,552

HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	25,000	25,750
Clorox Co. 3.50%, 12/15/2024	25,000	24,951

		50,701

HOUSEWARES — 0.2%
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	25,000	24,117
4.00%, 12/1/2024	50,000	46,156

		70,273

INSURANCE — 2.8%
Allstate Corp. 5.75%, 8/15/2053	50,000	51,400
American International Group, Inc. 4.13%, 2/15/2024	50,000	51,346
Aon Corp. 3.13%, 5/27/2016	50,000	50,387
Aon PLC 4.45%, 5/24/2043	25,000	23,382

AXA SA 8.60%, 12/15/2030	50,000	67,188
CNA Financial Corp. 3.95%, 5/15/2024	25,000	24,887
Genworth Holdings, Inc.:
7.20%, 2/15/2021	50,000	41,662
7.70%, 6/15/2020 (a)	50,000	47,000
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	23,268
5.13%, 4/15/2022	25,000	27,455
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	75,000	79,499
Lincoln National Corp. 6.15%, 4/7/2036	50,000	57,339
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,625
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (b)	25,000	27,369
Pacific LifeCorp 6.00%, 2/10/2020 (b)	50,000	55,606
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	49,878
Prudential Financial, Inc. 5.20%, 3/15/2044	50,000	48,275
Voya Financial, Inc. 5.50%, 7/15/2022	50,000	55,949
XLIT, Ltd. 5.75%, 10/1/2021	50,000	55,717

		892,232

INTERNET — 0.6%
eBay, Inc. 2.88%, 8/1/2021	25,000	24,600
Expedia, Inc. 5.00%, 2/15/2026 (b)	50,000	48,797
IAC/InterActiveCorp 4.88%, 11/30/2018	50,000	50,125
Symantec Corp. 2.75%, 6/15/2017	25,000	24,967
VeriSign, Inc. 4.63%, 5/1/2023	50,000	48,413

		196,902

INVESTMENT COMPANY SECURITY — 0.2%
FS Investment Corp. 4.00%, 7/15/2019	50,000	49,541

IRON/STEEL — 1.4%
ArcelorMittal:
5.50%, 2/25/2017	150,000	144,885
6.25%, 8/5/2020 (a)	100,000	79,875
6.50%, 3/1/2021 (a)	50,000	40,244
8.00%, 10/15/2039	50,000	34,125
Commercial Metals Co. 4.88%, 5/15/2023	50,000	41,500
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	50,000	50,375
United States Steel Corp. 6.05%, 6/1/2017	75,000	60,750

		451,754

See accompanying notes to financial statements.

342

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

IT SERVICES — 0.6%
HP, Inc.:
4.05%, 9/15/2022	$25,000	$23,814
6.00%, 9/15/2041	25,000	21,828
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	49,769
NCR Corp. 5.00%, 7/15/2022	50,000	48,500
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	8,753
4.75%, 1/1/2025	50,000	41,635

		194,299

LEISURE TIME — 0.2%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	51,250

LODGING — 0.7%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	26,750
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,448
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	24,472
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	49,789
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	95,023

		221,482

MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC 4.38%, 11/6/2020	175,000	164,937
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,676
SPX FLOW, Inc. 6.88%, 9/1/2017	50,000	53,125

		267,738

MEDIA — 7.6%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	50,000	52,044
6.20%, 12/15/2034	25,000	28,386
6.40%, 12/15/2035	50,000	57,591
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	52,500
CBS Corp. 3.38%, 3/1/2022	50,000	49,446
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.13%, 2/15/2023	125,000	125,156
5.13%, 5/1/2023 (b)	100,000	100,000
7.00%, 1/15/2019	64,000	65,360
CCO Safari II LLC:
4.91%, 7/23/2025 (b)	50,000	49,951
6.38%, 10/23/2035 (b)	25,000	25,258
CCOH Safari LLC 5.75%, 2/15/2026(b)	90,000	90,225
Cox Communications, Inc.:
3.25%, 12/15/2022 (b)	75,000	68,154

4.80%, 2/1/2035 (b)	50,000	41,363
CSC Holdings LLC:
5.25%, 6/1/2024	25,000	21,938
6.75%, 11/15/2021	100,000	98,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.80%, 3/15/2022	50,000	50,316
6.00%, 8/15/2040	50,000	51,166
Discovery Communications LLC 4.88%, 4/1/2043	25,000	20,578
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	150,375
5.13%, 5/1/2020	75,000	74,250
5.88%, 7/15/2022	100,000	93,250
5.88%, 11/15/2024	100,000	89,000
Historic TW, Inc. 6.63%, 5/15/2029	25,000	29,267
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	26,500
Nielsen Finance LLC / Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,750
5.00%, 4/15/2022 (b)	50,000	49,375
Pearson Funding Five PLC 3.25%, 5/8/2023 (b)	25,000	23,559
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (b)	50,000	49,000
5.88%, 10/1/2020 (b)	25,000	26,188
6.00%, 7/15/2024 (b)	50,000	52,250
Starz LLC / Starz Finance Corp. 5.00%, 9/15/2019	50,000	50,625
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,750
5.13%, 7/15/2020	50,000	51,875
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	25,529
Time Warner Cable, Inc.:
4.00%, 9/1/2021	75,000	75,730
6.75%, 7/1/2018	75,000	81,829
6.75%, 6/15/2039	25,000	25,090
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	22,934
4.88%, 3/15/2020	50,000	54,059
6.25%, 3/29/2041	25,000	27,764
7.63%, 4/15/2031	50,000	61,868
Viacom, Inc.:
4.38%, 3/15/2043	20,000	14,651
5.25%, 4/1/2044	50,000	41,255
6.88%, 4/30/2036	25,000	24,765
Videotron, Ltd. 5.00%, 7/15/2022	50,000	50,000

		2,421,170

MINING — 2.3%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	73,125
5.95%, 2/1/2037	50,000	40,250
6.75%, 7/15/2018	50,000	53,685
6.75%, 1/15/2028	50,000	47,500

See accompanying notes to financial statements.

343

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Anglo American Capital PLC 4.13%, 9/27/2022 (b)	$25,000	$16,281
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	36,163
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	30,000	26,250
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (b)	100,000	91,500
Freeport-McMoRan, Inc. 2.38%, 3/15/2018	50,000	39,000
Glencore Finance Canada, Ltd. 4.95%, 11/15/2021 (b)	75,000	60,375
Glencore Funding LLC:
1.70%, 5/27/2016 (b)	25,000	24,750
4.13%, 5/30/2023 (b)	25,000	18,438
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	46,952
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	22,283
4.88%, 3/15/2042	25,000	17,864
6.25%, 10/1/2039	25,000	19,971
Teck Resources, Ltd.:
3.00%, 3/1/2019	25,000	15,500
3.15%, 1/15/2017	50,000	45,000
5.20%, 3/1/2042	50,000	21,000

		715,887

MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (b)	50,000	49,000
Pentair Finance SA 3.15%, 9/15/2022	50,000	47,037

		96,037

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
4.50%, 5/15/2021	50,000	50,464
6.35%, 5/15/2018	25,000	26,728

		77,192

OIL & GAS — 6.1%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	50,000	52,431
Antero Resources Corp. 5.38%, 11/1/2021	100,000	80,000
Apache Corp. 3.25%, 4/15/2022	75,000	71,433
Atwood Oceanics, Inc. 6.50%, 2/1/2020	25,000	13,375
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	45,509
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	22,172
4.45%, 9/15/2042	25,000	18,226
Chesapeake Energy Corp. 8.00%, 12/15/2022 (b)	207,375	101,614
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	22,179
Concho Resources, Inc.:
5.50%, 4/1/2023	100,000	92,500
7.00%, 1/15/2021	25,000	24,625

Continental Resources, Inc. 5.00%, 9/15/2022	50,000	36,875
Devon Energy Corp. 3.25%, 5/15/2022	50,000	42,502
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	50,676
Encana Corp. 6.50%, 8/15/2034	25,000	20,220
EQT Corp. 6.50%, 4/1/2018	25,000	26,276
Hess Corp. 7.13%, 3/15/2033	25,000	24,362
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.00%, 12/1/2024 (b)	50,000	41,500
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	46,347
Marathon Oil Corp. 2.80%, 11/1/2022 (a)	50,000	39,855
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	26,240
6.50%, 3/1/2041	25,000	25,014
Murphy Oil Corp. 4.00%, 6/1/2022	25,000	18,954
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,250
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	41,088
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	85,250
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	24,229
6.00%, 3/1/2041	25,000	21,555
Noble Holding International, Ltd. 3.95%, 3/15/2022 (a)	50,000	33,068
PBF Holding Co. LLC / PBF Finance Corp.:
7.00%, 11/15/2023 (b)	60,000	58,500
8.25%, 2/15/2020 (a)	25,000	25,875
Phillips 66:
4.30%, 4/1/2022	25,000	25,720
4.88%, 11/15/2044	50,000	44,608
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	25,812
Pride International, Inc. 6.88%, 8/15/2020	50,000	46,425
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	17,750
Range Resources Corp. 5.00%, 8/15/2022 (a)	100,000	74,750
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	15,086
SM Energy Co. 6.50%, 1/1/2023	50,000	36,750
Southwestern Energy Co. 4.05%, 1/23/2020	25,000	18,125
Talisman Energy, Inc. 3.75%, 2/1/2021	25,000	22,667
Tesoro Corp. 5.13%, 4/1/2024	50,000	49,750

See accompanying notes to financial statements.

344

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Transocean, Inc.:
3.00%, 10/15/2017	$150,000	$133,031
6.80%, 3/15/2038	25,000	13,469
Whiting Petroleum Corp.:
5.00%, 3/15/2019	50,000	37,750
5.75%, 3/15/2021	50,000	36,450
WPX Energy, Inc.:
5.25%, 9/15/2024	50,000	33,000
6.00%, 1/15/2022	50,000	35,000

		1,924,843

OIL & GAS SERVICES — 0.4%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,291
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.50%, 11/15/2020	34,000	21,930
SESI LLC 7.13%, 12/15/2021	50,000	44,500
Weatherford International, Ltd. 6.50%, 8/1/2036	25,000	16,875

		132,596

PACKAGING & CONTAINERS — 1.2%
Ball Corp.:
4.38%, 12/15/2020	60,000	60,937
5.00%, 3/15/2022	25,000	25,500
Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, 2/1/2021	50,000	51,625
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	48,875
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,625
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,251
Sealed Air Corp. 6.50%, 12/1/2020 (b)	66,000	72,765
WestRock RKT Co. 4.90%, 3/1/2022	50,000	53,029

		389,607

PHARMACEUTICALS — 1.9%
Actavis Funding SCS:
4.55%, 3/15/2035	100,000	97,186
4.85%, 6/15/2044	50,000	49,471
Actavis, Inc. 3.25%, 10/1/2022	50,000	49,157
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,821
Baxalta, Inc. 2.00%, 6/22/2018 (b)	50,000	49,487
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,932
Express Scripts Holding Co.:
2.65%, 2/15/2017	50,000	50,491
3.50%, 6/15/2024	50,000	49,260
Forest Laboratories LLC 4.38%, 2/1/2019 (b)	50,000	52,379

McKesson Corp. 4.75%, 3/1/2021	25,000	27,004
Zoetis, Inc. 4.50%, 11/13/2025	125,000	126,682

		600,870

PIPELINES — 6.3%
Boardwalk Pipelines L.P. 3.38%, 2/1/2023 (a)	25,000	20,102
Buckeye Partners L.P. 2.65%, 11/15/2018	25,000	24,051
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	50,000	34,750
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	20,252
4.95%, 4/1/2022	75,000	61,380
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	25,285
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	22,212
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	40,750
7.50%, 10/15/2020	50,000	46,250
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	50,000	46,125
6.50%, 2/1/2042	50,000	40,665
6.63%, 10/15/2036	1,000	866
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	90,426
4.85%, 3/15/2044	75,000	60,722
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	18,520
6.50%, 9/1/2039	50,000	41,168
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (b)	50,000	50,413
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	23,138
7.75%, 1/15/2032	50,000	47,446
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	50,000	49,985
MPLX L.P.:
4.88%, 12/1/2024 (b)	50,000	44,875
5.50%, 2/15/2023 (b)	75,000	65,625
NuStar Logistics L.P. 4.80%, 9/1/2020	50,000	45,000
ONEOK Partners L.P.:
2.00%, 10/1/2017	25,000	23,880
3.38%, 10/1/2022	25,000	20,278
ONEOK, Inc. 4.25%, 2/1/2022	50,000	36,000
Plains All American Pipeline L.P. / PAA Finance Corp.:
3.65%, 6/1/2022	25,000	21,454
5.15%, 6/1/2042	25,000	18,139
6.50%, 5/1/2018	21,000	21,687
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	44,958

See accompanying notes to financial statements.

345

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	$50,000	$46,000
6.85%, 7/15/2018 (b)	50,000	49,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	92,000
5.63%, 4/15/2023	50,000	43,875
5.63%, 3/1/2025 (b)	100,000	84,625
Sabine Pass LNG L.P. 6.50%, 11/1/2020	50,000	48,500
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	42,777
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025	75,000	71,450
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018 (b)	50,000	46,250
5.25%, 5/1/2023	50,000	40,500
6.38%, 8/1/2022	50,000	43,125
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	48,923
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	47,750
Western Gas Partners L.P. 4.00%, 7/1/2022	50,000	44,226
Williams Cos, Inc. 4.55%, 6/24/2024	50,000	34,729
Williams Partners L.P.:
4.90%, 1/15/2045	50,000	31,832
5.25%, 3/15/2020	75,000	69,656

		1,991,620

REAL ESTATE — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	50,254
Prologis L.P. 2.75%, 2/15/2019	50,000	50,523

		100,777

REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	24,691
American Tower Corp. 3.50%, 1/31/2023	50,000	48,871
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	25,000	25,951
BioMed Realty L.P. 4.25%, 7/15/2022(a)	50,000	49,695
Boston Properties L.P. 3.85%, 2/1/2023	50,000	51,024
Crown Castle International Corp.:
4.88%, 4/15/2022	25,000	25,937
5.25%, 1/15/2023	50,000	52,562
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	26,995
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	26,000
EPR Properties 5.75%, 8/15/2022	50,000	52,493

Equinix, Inc.:
5.38%, 4/1/2023	50,000	51,000
5.88%, 1/15/2026	65,000	66,950
GEO Group, Inc. 5.88%, 1/15/2022	25,000	24,625
HCP, Inc. 3.88%, 8/15/2024	50,000	48,461
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	25,027
Liberty Property L.P. 6.63%, 10/1/2017	25,000	26,829
MPT Operating Partnership L.P. / MPT Finance Corp. 6.88%, 5/1/2021	25,000	25,938
Realty Income Corp. 3.88%, 7/15/2024	25,000	24,525
Select Income REIT 4.50%, 2/1/2025	100,000	92,941
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	49,303
3.25%, 8/15/2022	25,000	24,337
Vereit Operating Partnership L.P.:
2.00%, 2/6/2017	50,000	49,500
3.00%, 2/6/2019	50,000	48,100
Welltower, Inc.:
4.13%, 4/1/2019	50,000	52,145
4.50%, 1/15/2024	25,000	25,576
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	28,714

		1,048,190

RETAIL — 2.8%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,288
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	22,304
Best Buy Co., Inc. 3.75%, 3/15/2016	50,000	50,180
CST Brands, Inc. 5.00%, 5/1/2023	25,000	24,750
CVS Health Corp.:
2.25%, 12/5/2018	50,000	50,241
5.00%, 12/1/2024 (b)	25,000	27,046
5.30%, 12/5/2043	50,000	53,704
Dollar General Corp. 4.13%, 7/15/2017	50,000	51,344
GameStop Corp. 5.50%, 10/1/2019 (b)	25,000	24,625
Gap, Inc. 5.95%, 4/12/2021 (a)	25,000	26,447
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,750
Kohl’s Corp. 4.75%, 12/15/2023	25,000	25,526
L Brands, Inc. 6.88%, 11/1/2035 (b)	145,000	148,987
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	49,235
Outerwall, Inc. 5.88%, 6/15/2021	50,000	41,000

See accompanying notes to financial statements.

346

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PVH Corp. 4.50%, 12/15/2022	$25,000	$24,438
QVC, Inc.:
4.38%, 3/15/2023	75,000	71,186
4.45%, 2/15/2025	25,000	23,186
Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/1/2025	25,000	25,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 6/1/2024	25,000	20,125
7.38%, 8/1/2021	18,000	17,280
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	25,000	24,254
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	49,111

		895,257

SEMICONDUCTORS — 1.2%
KLA-Tencor Corp. 4.65%, 11/1/2024	50,000	50,308
Micron Technology, Inc.:
5.25%, 8/1/2023 (b)	100,000	89,750
5.50%, 2/1/2025	75,000	65,250
Qorvo, Inc. 7.00%, 12/1/2025(b)	115,000	118,450
Sensata Technologies B.V. 4.88%, 10/15/2023 (b)	50,000	48,625

		372,383

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (b)	55,000	55,825

SOFTWARE — 1.2%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (b)	100,000	106,000
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	51,967
First Data Corp. 5.38%, 8/15/2023 (b)	50,000	50,250
Fiserv, Inc. 3.50%, 10/1/2022	25,000	24,949
MSCI, Inc. 5.25%, 11/15/2024 (b)	50,000	50,750
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (b)	90,000	86,850

		370,766

TELECOMMUNICATIONS — 11.9%
AT&T, Inc.:
2.38%, 11/27/2018	200,000	201,363
3.40%, 5/15/2025	150,000	144,163
3.90%, 3/11/2024	100,000	102,109
5.55%, 8/15/2041	50,000	50,244
British Telecommunications PLC 9.63%, 12/15/2030	50,000	72,958
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	25,000	24,535
CenturyLink, Inc.:
Series V, 5.63%, 4/1/2020	100,000	98,875

Series T, 5.80%, 3/15/2022	50,000	45,825
Series U, 7.65%, 3/15/2042	100,000	76,500
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	25,000	34,661
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	50,000	42,000
Embarq Corp.:
7.08%, 6/1/2016	50,000	50,780
8.00%, 6/1/2036	50,000	51,500
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	41,188
7.63%, 4/15/2024	50,000	42,000
8.25%, 4/15/2017	50,000	52,500
8.50%, 4/15/2020	125,000	125,312
8.88%, 9/15/2020 (b)	50,000	50,625
10.50%, 9/15/2022 (b)	150,000	149,437
Inmarsat Finance PLC 4.88%, 5/15/2022(b)	50,000	48,750
Koninklijke KPN NV VRN, 7.00%, 3/28/2073(b)	50,000	52,875
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	43,391
Nokia Oyj 5.38%, 5/15/2019	50,000	53,007
Orange SA 9.00%, 3/1/2031	50,000	70,572
Qwest Corp. 6.50%, 6/1/2017	50,000	52,324
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	55,806
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a) (b)	50,000	52,375
SoftBank Group Corp. 4.50%, 4/15/2020 (b)	100,000	99,500
Sprint Communications, Inc.:
7.00%, 3/1/2020 (b)	100,000	100,250
9.00%, 11/15/2018 (b)	100,000	105,250
T-Mobile USA, Inc.:
6.25%, 4/1/2021	100,000	103,000
6.50%, 1/15/2024	50,000	51,000
6.50%, 1/15/2026	135,000	136,281
6.63%, 11/15/2020	100,000	103,949
6.63%, 4/1/2023	75,000	76,500
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	46,125
7.20%, 7/18/2036	100,000	101,000
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	54,593
7.05%, 6/20/2036	50,000	60,087
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (b)	67,500	71,381
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	69,538
4.27%, 1/15/2036	57,000	51,459
4.67%, 3/15/2055	116,000	100,711
5.01%, 8/21/2054	50,000	45,780
5.05%, 3/15/2034	75,000	74,724
5.15%, 9/15/2023	150,000	164,899

See accompanying notes to financial statements.

347

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

6.40%, 9/15/2033	$54,000	$61,521
6.55%, 9/15/2043	63,000	74,794
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (b)	45,000	46,463
Vodafone Group PLC 2.95%, 2/19/2023	100,000	93,709

		3,778,189

TOBACCO — 0.2%
Reynolds American, Inc.:
3.25%, 11/1/2022	25,000	24,719
4.75%, 11/1/2042	25,000	23,862

		48,581

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,788

TRANSPORTATION — 1.8%
AP Moeller - Maersk A/S 3.75%, 9/22/2024 (b)	25,000	24,256
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	100,000	102,205
4.90%, 4/1/2044	50,000	51,309
Canadian Pacific Railway Co. 4.50%, 1/15/2022	25,000	26,589
CSX Corp.:
4.40%, 3/1/2043	50,000	47,081
6.22%, 4/30/2040	25,000	29,448
6.25%, 3/15/2018	25,000	27,205
FedEx Corp.:
3.90%, 2/1/2035	50,000	45,514
4.90%, 1/15/2034	50,000	51,366
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	48,583
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.88%, 7/17/2018 (b)	75,000	75,472
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	50,000	49,257

		578,285

TRUCKING & LEASING — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	24,598

TOTAL CORPORATE BONDS & NOTES (Cost $32,958,593)		31,206,499

	Shares

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d)	284,871	284,871
State Street Navigator Securities Lending Prime Portfolio (c) (e)	509,678	509,678

TOTAL SHORT-TERM INVESTMENTS (f) (Cost $794,549)		794,549

TOTAL INVESTMENTS — 100.7%(g) (Cost $33,753,142)		32,001,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(209,636)

NET ASSETS — 100.0%		$31,791,412

(a)	All or a portion of the shares of the security are on loan at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 17.9% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Investment of cash collateral for securities loaned
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

348

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349

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (Unaudited)

	SPDR Barclays 1-3 Month T-Bill ETF	SPDR Barclays TIPS ETF	SPDR Barclays 0-5 Year TIPS ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,487,653,701	$621,465,993	$3,841,329
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	2,343,549	833,854	6,560

Total Investments	2,489,997,250	622,299,847	3,847,889
Cash	—	—	—
Receivable for investments sold	—	8,659,555	176,543
Receivable for fund shares sold	—	—	—
Interest receivable — unaffiliated issuers	38,140	2,430,304	14,564
Dividends receivable — affiliated issuers	309	24	1
Due from Investment Adviser	—	—	—

TOTAL ASSETS	2,490,035,699	633,389,730	4,038,997

LIABILITIES
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	—	8,657,337	176,408
Due to custodian	—	—	—
Distributions payable	—	713,985	—
Accrued advisory fee (Note 3)	254,798	79,425	491
Accrued trustees’ fees and expenses (Note 3)	170	84	27

TOTAL LIABILITIES	254,968	9,450,831	176,926

NET ASSETS	$2,489,780,731	$623,938,899	$3,862,071

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$2,491,694,605	$646,831,805	$4,001,554
Undistributed (distribution in excess of) net investment income	(1,931,196)	943,064	(45,646)
Accumulated net realized gain (loss) on investments	(61,711)	(9,014,937)	(42,723)
Net unrealized appreciation (depreciation) on:
Investments	79,033	(14,821,033)	(51,114)

NET ASSETS	$2,489,780,731	$623,938,899	$3,862,071

NET ASSET VALUE PER SHARE
Net asset value per share	$45.68	$54.73	$19.31

Shares outstanding (unlimited amount authorized, $0.01 par value)	54,500,461	11,400,225	200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$2,487,574,668	$636,287,026	$3,892,443
Affiliated issuers	2,343,549	833,854	6,560

Total cost of investments	$2,489,918,217	$637,120,880	$3,899,003

* Includes investments in securities on loan, at value	$—	$—	$—

See accompanying notes to financial statements.

350

SPDR Barclays 1-10 Year TIPS ETF	SPDR Barclays Short Term Treasury ETF	SPDR Barclays Intermediate Term Treasury ETF	SPDR Barclays Long Term Treasury ETF	SPDR Barclays Short Term Corporate Bond ETF	SPDR Barclays Intermediate Term Corporate Bond ETF	SPDR Barclays Long Term Corporate Bond ETF

$18,906,488	$65,655,834	$648,796,790	$318,905,312	$4,480,475,563	$923,672,909	$155,032,196
1,664,810	2,813,496	15,901,744	3,814,120	87,597,817	25,026,437	1,213,377

20,571,298	68,469,330	664,698,534	322,719,432	4,568,073,380	948,699,346	156,245,573
10,529	—	—	—	—	—	2,531
359,460	—	998,618	2,670,489	46,232,538	1,580,987	602,231
—	3,004,807	5,982,675	—	—	—	—
57,472	256,529	2,759,881	2,694,076	36,614,140	9,046,928	2,076,444
1	25	243	47	1,673	377	57
—	—	—	—	2,850	—	—

20,998,760	71,730,691	674,439,951	328,084,044	4,650,924,581	959,327,638	158,926,836

1,658,474	393,991	4,123,053	2,980,270	43,562,708	21,691,183	605,430
358,297	5,131,246	17,469,117	2,648,395	35,011,914	2,509,220	477,025
—	—	—	—	—	261,896	—
12,233	52,038	680,961	705,355	5,816,524	2,195,345	601,560
2,411	5,883	45,890	26,177	451,022	94,834	15,889
2	3	26	27	516	73	42

2,031,417	5,583,161	22,319,047	6,360,224	84,842,684	26,752,551	1,699,946

$18,967,343	$66,147,530	$652,120,904	$321,723,820	$4,566,081,897	$932,575,087	$157,226,890

$19,568,932	$66,567,603	$654,633,580	$341,906,773	$4,612,695,744	$946,038,077	$173,439,921
25,006	(14,272)	(366,232)	(413,197)	(2,535,075)	(1,179,919)	(326,615)
(124,367)	(13,247)	(6,569)	(5,600,146)	(5,225,856)	(416,996)	(2,923,075)

(502,228)	(392,554)	(2,139,875)	(14,169,610)	(38,852,916)	(11,866,075)	(12,963,341)

$18,967,343	$66,147,530	$652,120,904	$321,723,820	$4,566,081,897	$932,575,087	$157,226,890

$18.97	$30.07	$59.83	$69.94	$30.34	$33.43	$37.43

1,000,000	2,200,000	10,900,168	4,600,000	150,500,000	27,900,072	4,200,000

$19,408,716	$66,048,388	$650,936,665	$333,074,922	$4,519,328,479	$935,538,984	$167,995,537
1,664,810	2,813,496	15,901,744	3,814,120	87,597,817	25,026,437	1,213,377

$21,073,526	$68,861,884	$666,838,409	$336,889,042	$4,606,926,296	$960,565,421	$169,208,914

$1,629,402	$386,598	$4,047,256	$2,931,880	$42,685,766	$33,499,853	$1,829,198

351

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR Barclays Issuer Scored Corporate Bond ETF	SPDR Barclays Convertible Securities ETF	SPDR Barclays Mortgage Backed Bond ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$27,231,152	$2,502,183,461	$167,010,519
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	2,307,347	227,008,279	37,623,722

Total Investments	29,538,499	2,729,191,740	204,634,241
Cash	—	—	—
Receivable for investments sold	22,132	71,075,948	—
Receivable for when issued/delayed securities	—	—	6,822,452
Receivable for fund shares sold	—	—	—
Dividends receivable	—	4,190,136	—
Interest receivable — unaffiliated issuers	280,526	6,168,622	439,633
Dividends receivable — affiliated issuers	54	2,033	6,125
Due from Investment Adviser	—	—	12,713

TOTAL ASSETS	29,841,211	2,810,628,479	211,915,164

LIABILITIES
Payable upon return of securities loaned	1,968,895	183,157,972	—
Payable for investments purchased	—	—	989,857
Payable for when issued/delayed securities	—	—	42,053,564
Due to custodian	22,132	—	—
Distributions payable	74,007	123,119,964	440,194
Deferred income for dollar rolls	—	—	29,740
Accrued advisory fee (Note 3)	3,611	901,895	28,250
Accrued trustees’ fees and expenses (Note 3)	3	396	18

TOTAL LIABILITIES	2,068,648	307,180,227	43,541,623

NET ASSETS	$27,772,563	$2,503,448,252	$168,373,541

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$28,937,826	$2,658,132,333	$169,686,830
Undistributed (distribution in excess of) net investment income	(43,128)	(58,984,282)	(708,849)
Accumulated net realized gain (loss) on investments	(243,183)	(86,129,879)	(724,230)
Net unrealized appreciation (depreciation) on:
Investments	(878,952)	(9,569,920)	119,790

NET ASSETS	$27,772,563	$2,503,448,252	$168,373,541

NET ASSET VALUE PER SHARE
Net asset value per share	$30.86	$43.16	$26.73

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	58,000,000	6,300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$28,110,104	$2,511,753,381	$166,890,729
Affiliated issuers	2,307,347	227,008,279	37,623,722

Total cost of investments	$30,417,451	$2,738,761,660	$204,514,451

* Includes investments in securities on loan, at value	$2,352,658	$170,891,232	$—

See accompanying notes to financial statements.

352

SPDR Barclays Aggregate Bond ETF	SPDR Nuveen Barclays Municipal Bond ETF	SPDR Nuveen Barclays California Municipal Bond ETF	SPDR Nuveen Barclays New York Municipal Bond ETF	SPDR Nuveen Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Nuveen Barclays Build America Bond ETF

$1,073,336,622	$1,570,884,352	$107,608,415	$28,230,389	$2,704,555,228	$408,866,406	$47,793,026
90,174,819	—	—	—	—	—	4,785

1,163,511,441	1,570,884,352	107,608,415	28,230,389	2,704,555,228	408,866,406	47,797,811
40,693	—	—	—	—	86,625	—
10,028,159	—	—	—	—	—	—
—		—	—	—	—	—
—	—	—	—	2,429,266	—	—
—		—	—	—	—	—
6,519,135	17,551,988	1,216,540	252,916	33,366,311	5,419,205	640,669
9,899	—	—	—	—	—	30
18,493	95,366	—	—	—	17,616	—

1,180,127,820	1,588,531,706	108,824,955	28,483,305	2,740,350,805	414,389,852	48,438,510

8,639,474	—	—	—	—	—	—
23,151,510	—	—	—	6,247,302	2,547,440	—
63,247,210	—	1,779,630	—	—	—	—
—	—	—	—	1,043,462	—	—
2,388,697	4,479,999	353,761	245,076	2,050,862	1,538,582	159,103
39,956	—	—	—	—	—	—
73,973	401,711	17,507	4,804	461,074	170,976	14,390
114	158	11	4	329	50	198

97,540,934	4,881,868	2,150,909	249,884	9,803,029	4,257,048	173,691

$1,082,586,886	$1,583,649,838	$106,674,046	$28,233,421	$2,730,547,776	$410,132,804	$48,264,819

$1,090,648,686	$1,533,791,770	$102,358,517	$27,302,380	$2,723,877,041	$405,790,834	$51,302,908
(2,304,439)	(1,906,264)	(99,529)	(17,630)	(1,597,726)	(105,341)	(33,507)
(1,763,808)	2,619,807	330,028	(23,316)	1,987,354	(4,738,649)	(911,260)

(3,993,553)	49,144,525	4,085,030	971,987	6,281,107	9,185,960	(2,093,322)

$1,082,586,886	$1,583,649,838	$106,674,046	$28,233,421	$2,730,547,776	$410,132,804	$48,264,819

$56.98	$24.33	$24.24	$23.53	$24.29	$56.96	$60.33

19,000,132	65,102,072	4,400,128	1,200,010	112,402,164	7,200,000	800,000

$1,077,330,175	$1,521,739,827	$103,523,385	$27,258,402	$2,698,274,121	$399,680,446	$49,886,348
90,174,819	—	—	—	—	—	4,785

$1,167,504,994	$1,521,739,827	$103,523,385	$27,258,402	$2,698,274,121	$399,680,446	$49,891,133

$11,742,853	$—	$—	$—	$—	$—	$—

353

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

	SPDR DB International Government Inflation- Protected Bond ETF	SPDR Barclays Short Term International Treasury Bond ETF	SPDR Barclays International Treasury Bond ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$564,182,171	$172,374,403	$1,398,400,051
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	180,656	1,452,149	10,241,086

Total Investments	564,362,827	173,826,552	1,408,641,137
Cash	—	—	—
Foreign currency, at value	239,811	464,307	4,850,143
Receivable for investments sold	16,517,526	8,291,920	11,484,675
Receivable for fund shares sold	—	—	15,449,485
Unrealized appreciation on forward currency contracts	—	—	1,731
Interest receivable — unaffiliated issuers	3,007,302	1,666,656	13,447,053
Dividends receivable — affiliated issuers	14	241	1,254
Receivable for open forward currency contracts	—	—	—
Due from Investment Adviser	—	—	—

TOTAL ASSETS	584,127,480	184,249,676	1,453,875,478

LIABILITIES
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	—	8,505,127	34,684,668
Unrealized depreciation on forward currency contracts	—	23,290	—
Payable for fund shares repurchased	10,186,805	—	—
Due to broker	—	—	—
Payable for open forward currency contracts	—	—	—
Distributions payable	6,572,333	103,427	—
Accrued advisory fee (Note 3)	253,494	52,036	594,724
Deferred foreign taxes payable	1,927	—	100,289
Accrued trustees’ fees and expenses (Note 3)	109	271	2,046

TOTAL LIABILITIES	17,014,668	8,684,151	35,381,727

NET ASSETS	$567,112,812	$175,565,525	$1,418,493,751

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$665,290,401	$217,736,858	$1,629,499,163
Undistributed (distribution in excess of) net investment income	(7,757,715)	(21,514,677)	(24,762,333)
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(46,160,883)	(8,445,526)	(24,357,719)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $1,927, $0, $100,289, $0, $638, $0, $0, $0, $0, $0, respectively)	(44,181,023)	(12,141,415)	(161,417,840)
Foreign currency	(77,968)	(69,715)	(467,520)

NET ASSETS	$567,112,812	$175,565,525	$1,418,493,751

NET ASSET VALUE PER SHARE
Net asset value per share	$50.63	$29.76	$51.39

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,200,483	5,900,000	27,600,019

COST OF INVESTMENTS:
Unaffiliated issuers	$608,359,340	$184,515,818	$1,559,717,602
Affiliated issuers	180,656	1,452,149	10,241,086

Total cost of investments	$608,539,996	$185,967,967	$1,569,958,688

Foreign currency, at cost	$245,865	$467,154	$4,883,762

* Includes investments in securities on loan, at value	$—	$—	$—

See accompanying notes to financial statements.

354

SPDR Barclays International Corporate Bond ETF	SPDR Barclays Emerging Markets Local Bond ETF	SPDR Barclays International High Yield Bond ETF	SPDR Barclays High Yield Bond ETF	SPDR Barclays Short Term High Yield Bond ETF	SPDR Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

$147,212,039	$65,575,376	$24,653,564	$9,355,419,795	$2,746,020,931	$381,475,554	$13,217,913
14,052	281,390	170,238	694,190,907	250,637,273	11,085,027	985,379

147,226,091	65,856,766	24,823,802	10,049,610,702	2,996,658,204	392,560,581	14,203,292
—	—	1,365	2,832,331	1,670,540	—	—
1,113,546	595,617	242,235	—	—	—	—
19	249,767	1	—	105,625,001	—	—
—	—	—	8,428,809	—	—	—
9,012	2,948	—	—	—	—	—
2,553,337	1,040,863	526,039	171,875,031	51,661,024	418,416	200,126
3	46	7	21,552	8,452	1,258	5
—	—	—	—	—	—	—
—	—	13	—	—	—	12

150,902,008	67,746,007	25,593,462	10,232,768,425	3,155,623,221	392,980,255	14,403,435

—	75,700	—	513,517,589	194,218,643	3,608,953	889,385
—	592,502	—	42,234,453	55,726,125	—	—
12,578	4,968	—	—	—	—	—
—	—	—	—	56,364,879	—	—
—	—	—	—	—	8	—
—	—	—	—	—	—	—
8,752	—	101,688	53,874,649	14,348,160	237,453	55,451
64,197	29,173	8,365	3,383,354	1,011,546	49,461	6,134
—	638	—	—	—	—	—
408	52	4	1,379	570	52	3

85,935	703,033	110,057	613,011,424	321,669,923	3,895,927	950,973

$150,816,073	$67,042,974	$25,483,405	$9,619,757,001	$2,833,953,298	$389,084,328	$13,452,462

$181,142,560	$89,628,382	$29,623,736	$11,232,244,910	$3,392,446,141	$390,699,328	$15,261,946
(6,520,563)	1,261,032	193,850	(51,459,653)	(8,267,304)	(95,191)	19,997

(1,706,931)	(7,397,405)	(656,990)	(336,977,696)	(168,775,994)	(636,086)	(103,877)

(22,049,705)	(16,388,870)	(3,659,641)	(1,224,050,560)	(381,449,545)	(883,723)	(1,725,604)
(49,288)	(60,165)	(17,550)	—	—	—	—

$150,816,073	$67,042,974	$25,483,405	$9,619,757,001	$2,833,953,298	$389,084,328	$13,452,462

$30.78	$24.83	$21.24	$33.75	$25.62	$30.40	$26.90

4,900,000	2,700,000	1,200,000	285,023,812	110,600,000	12,800,000	500,000

$169,261,744	$81,963,608	$28,313,205	$10,579,470,355	$3,127,470,476	$382,359,277	$14,943,517
14,052	281,390	170,238	694,190,907	250,637,273	11,085,027	985,379

$169,275,796	$82,244,998	$28,483,443	$11,273,661,262	$3,378,107,749	$393,444,304	$15,928,896

$1,106,999	$609,305	$255,043	$—	$—	$—	$—

$—	$74,882	$—	$857,407,728	$272,132,047	$5,597,647	$870,900

355

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2015 (Unaudited)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$31,206,499
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	794,549

Total Investments	32,001,048
Cash	1,156
Receivable for investments sold	284,640
Interest receivable — unaffiliated issuers	441,506
Dividends receivable — affiliated issuers	33
Due from Investment Adviser	3,020

TOTAL ASSETS	32,731,403

LIABILITIES
Payable upon return of securities loaned	509,678
Payable for investments purchased	280,709
Distributions payable	137,732
Accrued advisory fee (Note 3)	11,867
Accrued trustees’ fees and expenses (Note 3)	5

TOTAL LIABILITIES	939,991

NET ASSETS	$31,791,412

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$33,768,817
Undistributed (distribution in excess of) net investment income	(4,537)
Accumulated net realized gain (loss) on investments	(220,774)
Net unrealized appreciation (depreciation) on:
Investments	(1,752,094)

NET ASSETS	$31,791,412

NET ASSET VALUE PER SHARE
Net asset value per share	$24.45

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$32,958,593
Affiliated issuers	794,549

Total cost of investments	$33,753,142

* Includes investments in securities on loan, at value	$499,460

See accompanying notes to financial statements.

356

[This Page Intentionally Left Blank]

357

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR Barclays 1-3 Month T-Bill ETF	SPDR Barclays TIPS ETF	SPDR Barclays 0-5 Year TIPS ETF
INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$251,768	$4,158,856	$5,428
Dividend income on securities of affiliated issuers (Notes 2 and 3)	1,346	278	6
Affiliated securities lending — net (Note 3 and Note 8)	167,489	1,688	—
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	420,603	4,160,822	5,434

EXPENSES
Advisory fee (Note 3)	1,510,635	483,114	2,924
Trustees’ fees and expenses (Note 3)	14,410	4,959	44
Miscellaneous expenses	—	—	—

TOTAL EXPENSES	1,525,045	488,073	2,968

Expenses waived by Adviser (Note 3)	—	—	—

NET INVESTMENT INCOME (LOSS)	(1,104,442)	3,672,749	2,466

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(128,679)	(409,883)	(6,628)
Net change in unrealized appreciation (depreciation) on:
Investments	112,140	(15,593,449)	(37,908)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(16,539)	(16,003,332)	(44,536)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,120,981)	$(12,330,583)	$(42,070)

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

358

SPDR Barclays 1-10 Year TIPS ETF	SPDR Barclays Short Term Treasury ETF	SPDR Barclays Intermediate Term Treasury ETF	SPDR Barclays Long Term Treasury ETF	SPDR Barclays Short Term Corporate Bond ETF	SPDR Barclays Intermediate Term Corporate Bond ETF	SPDR Barclays Long Term Corporate Bond ETF

$84,920	$335,021	$2,493,777	$3,426,950	$33,217,593	$11,969,591	$5,251,413
11	180	778	447	6,554	1,380	326
360	884	4,796	1,792	41,333	39,780	2,165
—	—	—	—	(2,396)	(298)	—

85,291	336,085	2,499,351	3,429,189	33,263,084	12,010,453	5,253,904

14,906	34,037	189,592	129,530	2,494,659	517,553	132,517
152	497	2,581	1,577	30,701	6,249	1,976
—	—	—	—	8,830	1,950	493

15,058	34,534	192,173	131,107	2,534,190	525,752	134,986

—	—	—	—	(8,360)	—	—

70,233	301,551	2,307,178	3,298,082	30,737,254	11,484,701	5,118,918

(43,461)	26,180	172,924	(2,761,039)	(4,188,137)	(146,775)	(12,805,158)

(347,650)	(413,593)	(2,140,818)	2,292,782	(24,889,268)	(10,589,640)	8,465,957

(391,111)	(387,413)	(1,967,894)	(468,257)	(29,077,405)	(10,736,415)	(4,339,201)

$(320,878)	$(85,862)	$339,284	$2,829,825	$1,659,849	$748,286	$779,717

359

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR Barclays Issuer Scored Corporate Bond ETF	SPDR Barclays Convertible Securities ETF	SPDR Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$379,241	$3,516,593	$2,594,415
Dividend income on securities of affiliated issuers (Notes 2 and 3)	396	4,930	26,886
Dividend income (Note 2)	—	30,851,652	—
Affiliated securities lending — net (Note 3 and Note 8)	1,819	548,979	—
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	381,456	34,922,154	2,621,301

EXPENSES
Advisory fee (Note 3)	18,919	5,636,633	162,231
Trustees’ fees and expenses (Note 3)	185	22,272	1,201
Miscellaneous expenses	50	6,004	1,862

TOTAL EXPENSES	19,154	5,664,909	165,294

Expenses waived by Adviser (Note 3)	—	—	(73,004)

NET INVESTMENT INCOME	362,302	29,257,245	2,529,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(277,715)	13,427,767	(710,671)
Net change in unrealized appreciation (depreciation) on:
Investments	(209,504)	(138,438,093)	(132,752)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(487,219)	(125,010,326)	(843,423)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(124,917)	$(95,753,081)	$1,685,588

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

360

SPDR Barclays Aggregate Bond ETF	SPDR Nuveen Barclays Municipal Bond ETF	SPDR Nuveen Barclays California Municipal Bond ETF	SPDR Nuveen Barclays New York Municipal Bond ETF	SPDR Nuveen Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Nuveen Barclays Build America Bond ETF

$13,683,754	$18,596,290	$1,246,157	$372,829	$14,946,482	$9,697,006	$1,150,715
37,644	—	—	—	—	—	344
—	—	—	—	—	—	—
14,420	—	—	—	—	—	—
(113)	—	—	—	—	—	—

13,735,705	18,596,290	1,246,157	372,829	14,946,482	9,697,006	1,151,059

412,027	2,212,656	94,587	29,154	2,665,566	936,442	93,693
7,634	10,627	684	227	20,212	2,702	601
2,257	3,354	211	64	5,942	805	109

421,918	2,226,637	95,482	29,445	2,691,720	939,949	94,403

(103,007)	(525,980)	—	—	—	(96,721)	—

13,416,794	16,895,633	1,150,675	343,384	12,254,762	8,853,778	1,056,656

(1,237,327)	4,636,248	415,396	20,134	2,430,645	(780,064)	(870,931)

(6,325,084)	34,517,699	2,235,102	764,571	4,003,578	6,843,589	1,221,953

(7,562,411)	39,153,947	2,650,498	784,705	6,434,223	6,063,525	351,022

$5,854,383	$56,049,580	$3,801,173	$1,128,089	$18,688,985	$14,917,303	$1,407,678

361

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

	SPDR DB International Government Inflation- Protected Bond ETF	SPDR Barclays Short Term International Treasury Bond ETF	SPDR Barclays International Treasury Bond ETF
INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$9,618,752	$757,990	$14,732,489
Dividend income on securities of affiliated issuers (Notes 2 and 3)	296	1,121	5,238
Affiliated securities lending — net (Note 3 and Note 8)	—	—	693
Foreign taxes withheld	(39,757)	(11,033)	(125,636)

TOTAL INVESTMENT INCOME (LOSS)	9,579,291	748,078	14,612,784

EXPENSES
Advisory fee (Note 3)	1,757,301	323,570	3,652,924
Trustees’ fees and expenses (Note 3)	5,695	1,663	12,643
Miscellaneous expenses	7,887	401	3,388

TOTAL EXPENSES	1,770,883	325,634	3,668,955

Expenses waived by Adviser (Note 3)	—	—	—

NET INVESTMENT INCOME	7,808,408	422,444	10,943,829

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(42,465,338)	(8,206,702)	(31,405,948)
Foreign currency transactions	(390,700)	(481,347)	(2,441,809)
Forward foreign currency contracts	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $1,927, $0, $100,289, $0, $638, $0, $0, $0, $0, $0, respectively)	(10,564,936)	2,510,465	1,197,234
Foreign currency translations	55,987	(3,960)	36,700
Forward foreign currency contracts	—	11,964	11,079

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(53,364,987)	(6,169,580)	(32,602,744)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(45,556,579)	$(5,747,136)	$(21,658,915)

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

362

SPDR Barclays International Corporate Bond ETF	SPDR Barclays Emerging Markets Local Bond ETF	SPDR Barclays International High Yield Bond ETF	SPDR Barclays High Yield Bond ETF	SPDR Barclays Short Term High Yield Bond ETF	SPDR Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

$1,624,073	$2,202,915	$670,398	$332,064,911	$104,762,609	$1,585,192	$481,416
47	222	43	71,172	29,950	3,788	30
—	24	—	2,145,336	984,777	4,734	2,663
(70)	(78,307)	(236)	—	—	(363)	(20)

1,624,050	2,124,854	670,205	334,281,419	105,777,336	1,593,351	484,089

431,618	193,454	49,434	20,530,447	7,080,140	292,883	45,967
1,696	676	187	76,984	29,346	2,958	151
395	161	54	20,224	7,487	872	43

433,709	194,291	49,675	20,627,655	7,116,973	296,713	46,161

—	—	(46)	—	—	—	(52)

1,190,341	1,930,563	620,576	313,653,764	98,660,363	1,296,638	437,980

(5,891,992)	(6,668,539)	(391,032)	(487,396,898)	(174,474,238)	(588,809)	(412,062)
35,346	(191,232)	(535)	—	—	—	—
(112,576)	(2,059)	—	—	—	—	—

1,434,736	(2,267,912)	(1,602,568)	(749,892,955)	(222,082,555)	(1,106,969)	(938,911)
18,647	9,427	(11,632)	—	—	—	—
6,923	3,270	—	—	—	—	—

(4,508,916)	(9,117,045)	(2,005,767)	(1,237,289,853)	(396,556,793)	(1,695,778)	(1,350,973)

$(3,318,575)	$(7,186,482)	$(1,385,191)	$(923,636,089)	$(297,896,430)	$(399,140)	$(912,993)

363

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$856,682
Dividend income on securities of affiliated issuers (Notes 2 and 3)	157
Affiliated securities lending — net (Note 3 and Note 8)	3,014

TOTAL INVESTMENT INCOME (LOSS)	859,853

EXPENSES
Advisory fee (Note 3)	77,328
Trustees’ fees and expenses (Note 3)	312
Miscellaneous expenses	84

TOTAL EXPENSES	77,724

Expenses waived by Adviser (Note 3)	(19,652)

NET INVESTMENT INCOME	801,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(551,017)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,184,527)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,735,544)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(933,763)

See accompanying notes to financial statements.

364

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365

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3 Month T-Bill ETF		SPDR Barclays TIPS ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,104,442)	$(1,464,863)	$3,672,749	$(748,507)
Net realized gain (loss) on investments	(128,679)	13,998	(409,883)	1,061,058
Net change in unrealized appreciation (depreciation) on investments	112,140	(31,000)	(15,593,449)	(12,149,512)

Net increase (decrease) in net assets from operations	(1,120,981)	(1,481,865)	(12,330,583)	(11,836,961)

Net equalization credits and charges (Note 2)	(4,083,287)	(1,206,186)	(44,940)	(460,748)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(870,193)	(4,896,344)
Net realized gains	—	—	—	—

Total distributions to shareholders	—	—	(870,193)	(4,896,344)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,773,613,854	2,410,273,999	33,293,139	124,405,194
Cost of shares redeemed	(1,685,900,552)	(1,984,861,650)	(49,815,451)	(50,740,169)
Net income equalization (Note 2)	4,083,287	1,206,186	44,940	460,748
Other capital (Note 4)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	1,091,796,589	426,618,535	(16,477,372)	74,125,773

Net increase (decrease) in net assets during the period	1,086,592,321	423,930,484	(29,723,088)	56,931,720
Net assets at beginning of period	1,403,188,410	979,257,926	653,661,987	596,730,267

NET ASSETS END OF PERIOD (1)	$2,489,780,731	$1,403,188,410	$623,938,899	$653,661,987

SHARES OF BENEFICIAL INTEREST:
Shares sold	60,700,000	52,700,000	600,000	2,200,000
Shares redeemed	(36,900,000)	(43,400,000)	(900,000)	(900,000)

Net increase (decrease)	23,800,000	9,300,000	(300,000)	1,300,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,931,196)	$(826,754)	$943,064	$(1,859,492)

See accompanying notes to financial statements.

366

SPDR Barclays 0-5 Year TIPS ETF		SPDR Barclays 1-10 Year TIPS ETF		SPDR Barclays Short Term Treasury ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$2,466	$(93,533)	$70,233	$(41,438)	$301,551	$196,157
(6,628)	(23,280)	(43,461)	(24,711)	26,180	2,429
(37,908)	(19,099)	(347,650)	(118,451)	(413,593)	20,794

(42,070)	(135,912)	(320,878)	(184,600)	(85,862)	219,380

—	49,405	5,338	(165,759)	(1,363)	13,442

—	(40,357)	(12,233)	(116,829)	(338,063)	(179,323)
—	—	—	—	(300)	(1,260)

—	(40,357)	(12,233)	(116,829)	(338,363)	(180,583)

—	—	1,915,110	9,630,766	36,305,425	45,353,301
—	(1,936,693)	(1,907,047)	—	(24,146,775)	(3,015,011)
—	(49,405)	(5,338)	165,759	1,363	(13,442)
—	—	—	—	120	3,017

—	(1,986,098)	2,725	9,796,525	12,160,133	42,327,865

(42,070)	(2,112,962)	(325,048)	9,329,337	11,734,545	42,380,104
3,904,141	6,017,103	19,292,391	9,963,054	54,412,985	12,032,881

$3,862,071	$3,904,141	$18,967,343	$19,292,391	$66,147,530	$54,412,985

—	—	100,000	500,000	1,200,000	1,500,000
—	(100,000)	(100,000)	—	(800,000)	(100,000)

—	(100,000)	—	500,000	400,000	1,400,000

$(45,646)	$(48,112)	$25,006	$(32,994)	$(14,272)	$22,240

367

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Intermediate Term Treasury ETF		SPDR Barclays Long Term Treasury ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,307,178	$2,216,684	$3,298,082	$5,133,968
Net realized gain (loss) on investments	172,924	741,662	(2,761,039)	(1,790,615)
Net change in unrealized appreciation (depreciation) on investments	(2,140,818)	(334,772)	2,292,782	(15,390,003)

Net increase (decrease) in net assets from operations	339,284	2,623,574	2,829,825	(12,046,650)

Net equalization credits and charges (Note 2)	156,108	71,715	173,427	97,112

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,744,875)	(2,150,647)	(3,842,951)	(5,065,321)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,744,875)	(2,150,647)	(3,842,951)	(5,065,321)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	372,289,687	162,679,742	255,848,924	330,742,630
Cost of shares redeemed	(12,074,786)	(36,073,973)	(97,643,165)	(235,309,618)
Net income equalization (Note 2)	(156,108)	(71,715)	(173,427)	(97,112)
Other capital (Note 4)	372	115	514	165

Net increase (decrease) in net assets from beneficial interest transactions	360,059,165	126,534,169	158,032,846	95,336,065

Net increase (decrease) in net assets during the period	357,809,682	127,078,811	157,193,147	78,321,206
Net assets at beginning of period	294,311,222	167,232,411	164,530,673	86,209,467

NET ASSETS END OF PERIOD (1)	$652,120,904	$294,311,222	$321,723,820	$164,530,673

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,200,000	2,700,000	3,600,000	4,500,000
Shares redeemed	(200,000)	(600,000)	(1,400,000)	(3,400,000)

Net increase (decrease)	6,000,000	2,100,000	2,200,000	1,100,000

(1) Including undistributed (distribution in excess of) net investment income	$(366,232)	$71,465	$(413,197)	$131,672

See accompanying notes to financial statements.

368

SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$30,737,254	$48,395,382	$11,484,701	$14,224,618	$5,118,918	$13,296,339
(4,188,137)	3,712,057	(146,775)	1,019,637	(12,805,158)	(746,119)
(24,889,268)	(24,556,577)	(10,589,640)	(10,838,609)	8,465,957	(25,082,017)

1,659,849	27,550,862	748,286	4,405,646	779,717	(12,531,797)

341,944	247,030	169,571	326,595	(338,438)	372,137

(35,920,656)	(47,169,433)	(13,298,850)	(13,919,284)	(6,083,863)	(12,946,125)
—	(3,156,335)	(72,540)	—	—	—

(35,920,656)	(50,325,768)	(13,371,390)	(13,919,284)	(6,083,863)	(12,946,125)

859,615,685	1,865,589,794	223,063,921	380,495,152	15,156,396	291,793,567
(222,423,626)	(1,328,188,472)	(30,459,813)	(75,137,306)	(190,412,942)	(90,943,918)
(341,944)	(247,030)	(169,571)	(326,595)	338,438	(372,137)
274,299	63,924	12,755	23,593	10,206	576,792

637,124,414	537,218,216	192,447,292	305,054,844	(174,907,902)	201,054,304

603,205,551	514,690,340	179,993,759	295,867,801	(180,550,486)	175,948,519
3,962,876,346	3,448,186,006	752,581,328	456,713,527	337,777,376	161,828,857

$4,566,081,897	$3,962,876,346	$932,575,087	$752,581,328	$157,226,890	$337,777,376

28,200,000	60,800,000	6,600,000	11,100,000	400,000	7,100,000
(7,300,000)	(43,300,000)	(900,000)	(2,200,000)	(5,000,000)	(2,300,000)

20,900,000	17,500,000	5,700,000	8,900,000	(4,600,000)	4,800,000

$(2,535,075)	$2,648,327	$(1,179,919)	$634,230	$(326,615)	$638,330

369

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Issuer Scored Corporate Bond ETF		SPDR Barclays Convertible Securities ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$362,302	$670,292	$29,257,245	$22,016,624
Net realized gain (loss) on investments	(277,715)	434,693	13,427,767	231,390,754
Net change in unrealized appreciation (depreciation) on investments	(209,504)	(1,639,663)	(138,438,093)	(224,140,099)

Net increase (decrease) in net assets from operations	(124,917)	(534,678)	(95,753,081)	29,267,279

Net equalization credits and charges (Note 2)	8,958	9,382	5,640,375	(2,909,759)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(434,399)	(703,805)	(100,306,281)	(136,871,875)
Net realized gains	—	—	(65,047,406)	(69,958,669)

Total distributions to shareholders	(434,399)	(703,805)	(165,353,687)	(206,830,544)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,363,846	29,293,755	294,137,683	662,372,265
Cost of shares redeemed	(6,253,377)	(35,216,471)	(575,064,134)	(302,301,491)
Net income equalization (Note 2)	(8,958)	(9,382)	(5,640,375)	2,909,759
Other capital (Note 4)	968	96,708	42,379	578,605

Net increase (decrease) in net assets from beneficial interest transactions	3,102,479	(5,835,390)	(286,524,447)	363,559,138

Net increase (decrease) in net assets during the period	2,552,121	(7,064,491)	(541,990,840)	183,086,114
Net assets at beginning of period	25,220,442	32,284,933	3,045,439,092	2,862,352,978

NET ASSETS END OF PERIOD (1)	$27,772,563	$25,220,442	$2,503,448,252	$3,045,439,092

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	900,000	6,300,000	13,600,000
Shares redeemed	(200,000)	(1,100,000)	(12,500,000)	(6,300,000)

Net increase (decrease)	100,000	(200,000)	(6,200,000)	7,300,000

(1) Including undistributed (distribution in excess of) net investment income	$(43,128)	$28,969	$(58,984,282)	$12,064,754

See accompanying notes to financial statements.

370

SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$2,529,011	$3,832,603	$13,416,794	$20,936,371	$16,895,633	$27,671,678
(710,671)	(71,498)	(1,237,327)	(120,169)	4,636,248	10,739,900
(132,752)	(1,323,607)	(6,325,084)	(10,354,725)	34,517,699	(11,910,109)

1,685,588	2,437,498	5,854,383	10,461,477	56,049,580	26,501,469

36,420	(28,168)	133,653	262,269	251,110	253,793

(2,947,281)	(3,048,623)	(15,667,248)	(19,721,938)	(19,753,489)	(27,368,579)
—	(1,918,458)	—	819,906	(1,516,227)	—

(2,947,281)	(4,967,081)	(15,667,248)	(20,541,844)	(21,269,716)	(27,368,579)

18,838,880	35,375,916	149,578,966	274,986,084	259,067,472	506,885,614
—	(8,166,091)	(46,049,989)	(11,572,641)	(14,486,777)	(235,997,027)
(36,420)	28,168	(133,653)	(262,269)	(251,110)	(253,793)
9,420	21,771	79,142	149,577	12,523	36,618

18,811,880	27,259,764	103,474,466	263,300,751	244,342,108	270,671,412

17,586,607	24,702,013	93,795,254	253,482,653	279,373,082	270,058,095
150,786,934	126,084,921	988,791,632	735,308,979	1,304,276,756	1,034,218,661

$168,373,541	$150,786,934	$1,082,586,886	$988,791,632	$1,583,649,838	$1,304,276,756

700,000	1,300,000	2,600,000	4,700,000	10,800,000	21,100,000
—	(300,000)	(800,000)	(200,000)	(600,000)	(9,800,000)

700,000	1,000,000	1,800,000	4,500,000	10,200,000	11,300,000

$(708,849)	$(290,579)	$(2,304,439)	$(53,985)	$(1,906,264)	$951,592

371

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays California Municipal Bond ETF		SPDR Nuveen Barclays New York Municipal Bond ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,150,675	$1,959,506	$343,384	$680,461
Net realized gain (loss) on investments	415,396	967,102	20,134	233,952
Net change in unrealized appreciation (depreciation) on investments	2,235,102	(710,811)	764,571	(250,619)

Net increase in net assets from operations	3,801,173	2,215,797	1,128,089	663,794

Net equalization credits and charges (Note 2)	20,305	13,856	(2,001)	4,414

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,343,810)	(1,931,955)	(402,174)	(676,921)
Net realized gains	(149,274)	—	(188,464)	(45,560)

Total distributions to shareholders	(1,493,084)	(1,931,955)	(590,638)	(722,481)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,212,648	19,181,328	—	4,768,707
Cost of shares redeemed	—	(9,442,167)	(2,319,653)	—
Net income equalization (Note 2)	(20,305)	(13,856)	2,001	(4,414)
Other capital (Note 4)	9,606	9,659	—	2,384

Net increase (decrease) in net assets from beneficial interest transactions	19,201,949	9,734,964	(2,317,652)	4,766,677

Net increase (decrease) in net assets during the period	21,530,343	10,032,662	(1,782,202)	4,712,404
Net assets at beginning of period	85,143,703	75,111,041	30,015,623	25,303,219

NET ASSETS END OF PERIOD (1)	$106,674,046	$85,143,703	$28,233,421	$30,015,623

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	800,000	—	200,000
Shares redeemed	—	(400,000)	(100,000)	—

Net increase (decrease)	800,000	400,000	(100,000)	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(99,529)	$93,606	$(17,630)	$41,160

See accompanying notes to financial statements.

372

SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF		SPDR Nuveen Barclays Build America Bond ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$12,254,762	$22,062,255	$8,853,778	$16,958,308	$1,056,656	$4,013,302
2,430,645	6,173,668	(780,064)	(1,522,865)	(870,931)	398,194
4,003,578	(17,547,050)	6,843,589	(3,176,290)	1,221,953	(4,365,391)

18,688,985	10,688,873	14,917,303	12,259,153	1,407,678	46,105

32,677	127,723	142,656	180,060	(59,917)	67,113

(14,360,919)	(21,877,707)	(10,185,747)	(16,398,031)	(1,243,718)	(3,983,989)
—	(185,847)	—	—	—	—

(14,360,919)	(22,063,554)	(10,185,747)	(16,398,031)	(1,243,718)	(3,983,989)

214,039,652	537,650,452	102,092,458	213,080,733	12,144,006	118,685,668
(97,246,961)	(136,333,485)	(78,991,569)	(102,510,429)	(36,084,679)	(85,366,920)
(32,677)	(127,723)	(142,656)	(180,060)	59,917	(67,113)
39,935	109,790	41,297	75,192	7,954	56,687

116,799,949	401,299,034	22,999,530	110,465,436	(23,872,802)	33,308,322

121,160,692	390,052,076	27,873,742	106,506,618	(23,768,759)	29,437,551
2,609,387,084	2,219,335,008	382,259,062	275,752,444	72,033,578	42,596,027

$2,730,547,776	$2,609,387,084	$410,132,804	$382,259,062	$48,264,819	$72,033,578

8,800,000	22,100,000	1,800,000	3,700,000	200,000	1,900,000
(4,000,000)	(5,600,000)	(1,400,000)	(1,800,000)	(600,000)	(1,400,000)

4,800,000	16,500,000	400,000	1,900,000	(400,000)	500,000

$(1,597,726)	$508,431	$(105,341)	$1,226,628	$(33,507)	$153,555

373

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DB International Government Inflation-Protected Bond ETF		SPDR Barclays Short Term International Treasury Bond ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,808,408	$18,812,127	$422,444	$1,577,852
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(42,856,038)	(14,767,919)	(8,688,049)	(32,438,600)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency	(10,508,949)	(104,717,016)	2,518,469	(17,124,000)

Net decrease in net assets from operations	(45,556,579)	(100,672,808)	(5,747,136)	(47,984,748)

Net equalization credits and charges (Note 2)	—	—	—	(71,571)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(519,577)	(6,348,510)	—	(88,646)
Net realized gains	(6,052,756)	(3,634,796)	(103,427)	(388,155)

Total distributions to shareholders	(6,572,333)	(9,983,306)	(103,427)	(476,801)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,746,665	106,003,931	—	177,574,873
Cost of shares redeemed	(161,959,654)	(185,895,983)	(18,186,362)	(203,283,218)
Net income equalization (Note 2)	—	—	—	71,571
Other capital (Note 4)	458,633	1,335,787	11,781	154,436

Net increase (decrease) in net assets from beneficial interest transactions	(150,754,356)	(78,556,265)	(18,174,581)	(25,482,338)

Net decrease in net assets during the period	(202,883,268)	(189,212,379)	(24,025,144)	(74,015,458)
Net assets at beginning of period	769,996,080	959,208,459	199,590,669	273,606,127

NET ASSETS END OF PERIOD (1)	$567,112,812	$769,996,080	$175,565,525	$199,590,669

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	1,900,000	—	5,500,000
Shares redeemed	(3,100,000)	(3,200,000)	(600,000)	(6,500,000)

Net increase (decrease)	(2,900,000)	(1,300,000)	(600,000)	(1,000,000)

(1) Including undistributed (distribution in excess of) net investment income	$(7,757,715)	$(15,046,546)	$(21,514,677)	$(21,937,121)

See accompanying notes to financial statements.

374

SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF		SPDR Barclays Emerging Markets Local Bond ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$10,943,829	$32,099,864	$1,190,341	$3,774,869	$1,930,563	$5,408,423
(33,847,757)	(79,765,082)	(5,969,222)	(12,167,187)	(6,861,830)	(6,937,172)
1,245,013	(241,328,833)	1,460,306	(40,378,505)	(2,255,215)	(14,694,152)

(21,658,915)	(288,994,051)	(3,318,575)	(48,770,823)	(7,186,482)	(16,222,901)

—	(980,375)	—	—	—	—

—	(13,040,149)	(8,751)	(2,727,723)	—	—
—	(11,152,650)	—	(72,372)	—	—

—	(24,192,799)	(8,751)	(2,800,095)	—	—

181,615,670	370,931,663	3,172,973	73,211,805	—	44,055,824
(191,404,028)	(1,035,338,569)	(40,185,347)	(147,069,392)	(23,304,988)	(30,517,816)
—	980,375	—	—	—	—
148,740	435,353	756	81,798	47,908	157,344

(9,639,618)	(662,991,178)	(37,011,618)	(73,775,789)	(23,257,080)	13,695,352

(31,298,533)	(977,158,403)	(40,338,944)	(125,346,707)	(30,443,562)	(2,527,549)
1,449,792,284	2,426,950,687	191,155,017	316,501,724	97,486,536	100,014,085

$1,418,493,751	$1,449,792,284	$150,816,073	$191,155,017	$67,042,974	$97,486,536

3,500,000	6,600,000	(1,300,000)	2,100,000	—	1,500,000
(3,700,000)	(18,800,000)	100,000	(4,400,000)	(900,000)	(1,100,000)

(200,000)	(12,200,000)	(1,200,000)	(2,300,000)	(900,000)	400,000

$(24,762,333)	$(35,706,162)	$(6,520,563)	$(7,702,153)	$1,261,032	$(669,531)

375

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays International High Yield Bond ETF		SPDR Barclays High Yield Bond ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$620,576	$1,347,233	$313,653,764	$579,931,954
Net realized gain (loss) on investments and foreign currency transactions	(391,567)	(1,684,706)	(487,396,898)	(116,887,927)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,614,200)	(2,565,932)	(749,892,955)	(664,655,129)

Net increase (decrease) in net assets from operations	(1,385,191)	(2,903,405)	(923,636,089)	(201,611,102)

Net equalization credits and charges (Note 2)	104,983	(73,152)	4,244,163	3,210,915

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(279,137)	(688,954)	(366,172,979)	(579,353,563)
Net realized gains	—	(62,417)	—	—

Total distributions to shareholders	(279,137)	(751,371)	(366,172,979)	(579,353,563)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,142,589	—	14,121,322,161	12,244,441,311
Cost of shares redeemed	—	(14,757,504)	(13,010,917,750)	(11,430,333,150)
Net income equalization (Note 2)	(104,983)	73,152	(4,244,163)	(3,210,915)
Other capital (Note 4)	—	11,440	2,035,684	1,592,481

Net increase (decrease) in net assets from beneficial interest transactions	2,037,606	(14,672,912)	1,108,195,932	812,489,727

Net increase (decrease) in net assets during the period	478,261	(18,400,840)	(177,368,973)	34,735,977
Net assets at beginning of period	25,005,144	43,405,984	9,797,125,974	9,762,389,997

NET ASSETS END OF PERIOD (1)	$25,483,405	$25,005,144	$9,619,757,001	$9,797,125,974

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	—	391,250,000	310,250,000
Shares redeemed	—	(600,000)	(361,750,000)	(289,250,000)

Net increase (decrease)	100,000	(600,000)	29,500,000	21,000,000

(1) Including undistributed (distribution in excess of) net investment income	$193,850	$(147,589)	$(51,459,653)	$1,059,562

*	Inception date.

See accompanying notes to financial statements.

376

SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF		SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$98,660,363	$215,359,168	$1,296,638	$2,188,550	$437,980	$981,233
(174,474,238)	(98,860,329)	(588,809)	10,964	(412,062)	17,814
(222,082,555)	(188,414,177)	(1,106,969)	(1,109,731)	(938,911)	(1,149,418)

(297,896,430)	(71,915,338)	(399,140)	1,089,783	(912,993)	(150,371)

(2,283,894)	303,982	55	3,075	(13,535)	1,711

(115,135,080)	(214,192,769)	(1,493,883)	(2,163,631)	(507,352)	(964,123)
—	—	—	(10,217)	—	—

(115,135,080)	(214,192,769)	(1,493,883)	(2,173,848)	(507,352)	(964,123)

1,788,594,676	3,556,398,318	3,041,492	30,595,774	—	3,036,151
(2,779,058,357)	(3,374,743,080)	—	(27,499,640)	(5,532,527)	(2,908,385)
2,283,894	(303,982)	(55)	(3,075)	13,535	(1,711)
229,915	319,564	—	8,400	733	14,542

(987,949,872)	181,670,820	3,041,437	3,101,459	(5,518,259)	140,597

(1,403,265,276)	(104,133,305)	1,148,469	2,020,469	(6,952,139)	(972,186)
4,237,218,574	4,341,351,879	387,935,859	385,915,390	20,404,601	21,376,787

$2,833,953,298	$4,237,218,574	$389,084,328	$387,935,859	$13,452,462	$20,404,601

65,900,000	120,800,000	100,000	1,000,000	—	100,000
(102,300,000)	(114,500,000)	—	(900,000)	(200,000)	(100,000)

(36,400,000)	6,300,000	100,000	100,000	(200,000)	—

$(8,267,304)	$8,207,413	$(95,191)	$102,054	$19,997	$89,369

377

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$801,781	$1,497,029
Net realized gain (loss) on investments	(551,017)	114,929
Net change in unrealized appreciation (depreciation) on investments	(1,184,527)	(1,460,674)

Net increase (decrease) in net assets from operations	(933,763)	151,284

Net equalization credits and charges (Note 2)	(12,446)	(34,005)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(952,491)	(1,406,600)
Net realized gains	—	(39,934)

Total distributions to shareholders	(952,491)	(1,446,534)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	20,899,345
Cost of shares redeemed	(9,986,839)	(5,279,829)
Net income equalization (Note 2)	12,446	34,005
Other capital (Note 4)	495	104,757

Net increase (decrease) in net assets from beneficial interest transactions	(9,973,898)	15,758,278

Net increase (decrease) in net assets during the period	(11,872,598)	14,429,023
Net assets at beginning of period	43,664,010	29,234,987

NET ASSETS END OF PERIOD (1)	$31,791,412	$43,664,010

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	800,000
Shares redeemed	(400,000)	(200,000)

Net increase (decrease)	(400,000)	600,000

(1) Including undistributed (distribution in excess of) net investment income	$(4,537)	$146,173

See accompanying notes to financial statements.

378

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379

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$45.71		$45.76	$45.80	$45.82	$45.85	$45.85

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.02)		(0.05)	(0.04)	(0.02)	(0.04)	0.00	(2)
Net realized and unrealized gain (loss) (3)	0.07		0.04	(0.04)	0.01	0.01	0.00	(2)

Total from investment operations	0.05		(0.01)	(0.08)	(0.01)	(0.03)	0.00	(2)

Net equalization credits and charges (1)	(0.08)		(0.04)	0.04	(0.01)	0.00 (2)	0.00	(2)

Other capital (1)	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	—		—	—	—	0.00 (2)	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$45.68		$45.71	$45.76	$45.80	$45.82	$45.85

Total return (4)	(0.05)%		(0.11)%	(0.09)%	(0.04)%	(0.08)%	0.01%
Net assets, end of period (in 000’s)	$2,489,781		$1,403,188	$979,258	$1,580,101	$1,539,512	$1,008,816
Ratio of expenses to average net assets	0.14	%(5)	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of net investment income (loss) to average net assets	(0.10	)%(5)	(0.12)%	(0.09)%	(0.05)%	(0.09)%	0.00	%(6)
Portfolio turnover rate (7)	338%		620%	577%	584%	619%	628%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Amount is less than 0.005% per share.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

380

SPDR Barclays TIPS ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$55.87		$57.38	$55.65	$59.59	$54.76	$52.74

0.32		(0.07)	1.00	0.60	1.53	2.21
(1.38)		(0.94)	1.51	(3.72)	4.93	1.70

(1.06)		(1.01)	2.51	(3.12)	6.46	3.91

0.00	(2)	(0.04)	(0.01)	0.01	0.05	0.01

—		—	—	—	0.00 (2)	—

(0.08)		(0.46)	(0.77)	(0.83)	(1.68)	(1.90)

(0.08)		(0.46)	(0.77)	(0.83)	(1.68)	(1.90)

$54.73		$55.87	$57.38	$55.65	$59.59	$54.76

(1.90)%		(1.84)%	4.52%	(5.32)%	12.03%	7.55%
$623,939		$653,662	$596,730	$651,133	$732,984	$438,091
0.15	%(5)	0.17%	0.19%	0.19%	0.19%	0.20%
1.14	%(5)	(0.12)%	1.79%	1.00%	2.62%	4.12%
3%		18%	20%	20%	23%	21%

381

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays 0-5 Year TIPS ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 2/26/14* - 6/30/14
Net asset value, beginning of period	$19.52		$20.06	$20.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.01		(0.34)	0.22
Net realized and unrealized gain (loss) (2)	(0.22)		(0.25)	0.02

Total from investment operations	(0.21)		(0.59)	0.24

Net equalization credits and charges (1)	0.00	(3)	0.18	—

Other Capital (1)	—		—	—

Distributions to shareholders from:
Net investment income	—		(0.13)	(0.18)
Net realized gains	—		—	—

Total distributions	—		(0.13)	(0.18)

Net asset value, end of period	$19.31		$19.52	$20.06

Total return (4)	(1.08)%		(2.01)%	1.18%
Net assets, end of period (in 000’s)	$3,862		$3,904	$6,017
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15	%(5)
Ratio of net investment income (loss) to average net assets	0.13	%(5)	(1.76)%	3.21	%(5)
Portfolio turnover rate (6)	17%		26%	10%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

382

SPDR Barclays 1-10 Year TIPS ETF							SPDR Barclays Short Term Treasury ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		For the Period 5/29/13* - 6/30/13		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13	For the Period 11/30/11* - 6/30/12
$19.29		$19.93	$19.39		$20.00		$30.23		$30.08		$29.95		$30.10	$30.00

0.07		(0.06)	0.21		(0.03)		0.13		0.23		0.17		0.12	0.06
(0.39)		(0.11)	0.45		(0.58)		(0.13)		0.12		0.13		(0.15)	0.09

(0.32)		(0.17)	0.66		(0.61)		—		0.35		0.30		(0.03)	0.15

0.01		(0.25)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	0.02		0.00	(3)	0.00 (3)	—

—		—	—		—		—		0.00	(3)	—		—	—

(0.01)		(0.22)	(0.12)		—		(0.16)		(0.22)		(0.17)		(0.12)	(0.05)
—		—	—		—		0.00	(3)	(0.00	)(3)	(0.00	)(3)	—	—

(0.01)		(0.22)	(0.12)		—		(0.16)		(0.22)		(0.17)		(0.12)	(0.05)

$18.97		$19.29	$19.93		$19.39		$30.07		$30.23		$30.08		$29.95	$30.10

(1.63)%		(2.10)%	3.42%		(3.07)%		(0.02)%		1.23%		1.00%		(0.10)%	0.49%
$18,967		$19,293	$9,963		$11,632		$66,148		$54,413		$12,033		$5,990	$6,019
0.15	%(5)	0.15%	0.15%		0.15	%(5)	0.10	%(5)	0.11%		0.12%		0.12%	0.12	%(5)
0.71	%(5)	(0.32)%	1.06%		(1.85	)%(5)	0.89	%(5)	0.76%		0.57%		0.39%	0.34	%(5)
10%		28%	24%		1%		20%		35%		40%		38%	24%

383

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Intermediate Term Treasury ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$60.06		$59.72	$59.66	$61.31	$59.42	$59.19

Income (loss) from investment operations:
Net investment income (loss) (1)	0.37		0.68	0.69	0.90	1.07	1.17
Net realized and unrealized gain (loss) (2)	(0.20)		0.31	0.14	(1.34)	2.07	0.37

Total from investment operations	0.17		0.99	0.83	(0.44)	3.14	1.54

Net equalization credits and charges (1)	0.02		0.02	(0.01)	(0.01)	(0.01)	(0.01)

Other capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.42)		(0.67)	(0.71)	(0.91)	(1.08)	(1.18)
Net realized gains	—		—	(0.05)	(0.29)	(0.16)	(0.12)

Total distributions	(0.42)		(0.67)	(0.76)	(1.20)	(1.24)	(1.30)

Net asset value, end of period	$59.83		$60.06	$59.72	$59.66	$61.31	$59.42

Total return (4)	0.31%		1.69%	1.39%	(0.77)%	5.30%	2.62%
Net assets, end of period (in 000’s)	$652,121		$294,311	$167,232	$173,012	$196,216	$213,929
Ratio of expenses to average net assets	0.10	%(5)	0.12%	0.14%	0.14%	0.14%	0.16%
Ratio of net investment income (loss) to average net assets	1.22	%(5)	1.13%	1.16%	1.48%	1.75%	1.98%
Portfolio turnover rate (6)	15%		27%	32%	32%	35%	33%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

384

SPDR Barclays Long Term Treasury ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$68.55		$66.31	$64.34	$72.05	$56.22	$59.15

0.90		1.87	1.86	1.75	1.92	2.17
1.49		2.23	1.91	(7.70)	15.76	(2.94)

2.39		4.10	3.77	(5.95)	17.68	(0.77)

0.05		0.04	0.04	(0.01)	0.14	0.01

0.00	(3)	0.00 (3)	—	—	—	—

(1.05)		(1.90)	(1.84)	(1.75)	(1.99)	(2.17)
—		—	—	—	—	—

(1.05)		(1.90)	(1.84)	(1.75)	(1.99)	(2.17)

$69.94		$68.55	$66.31	$64.34	$72.05	$56.22

3.56%		6.21%	6.16%	(8.44)%	32.03%	(1.24)%
$321,724		$164,531	$86,209	$57,908	$64,844	$22,488
0.10	%(5)	0.11%	0.14%	0.14%	0.14%	0.15%
2.55	%(5)	2.60%	2.95%	2.49%	2.85%	3.79%
9%		18%	24%	20%	22%	26%

385

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Corporate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$30.58		$30.76	$30.53	$30.37	$30.44	$29.98

Income (loss) from investment operations:
Net investment income (loss) (1)	0.23		0.39	0.36	0.40	0.49	0.56
Net realized and unrealized gain (loss) (2)	(0.21)		(0.16)	0.29	0.17	(0.06)	0.48

Total from investment operations	0.02		0.23	0.65	0.57	0.43	1.04

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.02	0.02	0.01

Other capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.04	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.26)		(0.38)	(0.36)	(0.41)	(0.50)	(0.56)
Net realized gains	—		(0.03)	(0.06)	(0.03)	(0.06)	(0.03)

Total distributions	(0.26)		(0.41)	(0.42)	(0.44)	(0.56)	(0.59)

Net asset value, end of period	$30.34		$30.58	$30.76	$30.53	$30.37	$30.44

Total return (4)	0.08%		0.74%	2.14%	1.99%	1.63%	3.60%
Net assets, end of period (in 000’s)	$4,566,082		$3,962,876	$3,448,186	$2,940,064	$1,105,432	$337,925
Ratio of expenses to average net assets	0.12	%(5)	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets before waivers	0.12%		0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of net investment income (loss) to average net assets	1.48	%(5)	1.27%	1.18%	1.30%	1.61%	1.83%
Portfolio turnover rate (6)	27%		46%	43%	46%	50%	46%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

386

SPDR Barclays Intermediate Term Corporate Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$33.90		$34.34	$33.53	$33.89	$33.03	$32.50

0.45		0.89	0.92	1.00	1.12	1.14
(0.40)		(0.45)	0.89	(0.31)	0.92	0.66

0.05		0.44	1.81	0.69	2.04	1.80

0.01		0.02 (3)	0.00 (3)	0.02	0.02	0.03

0.00	(3)	0.00 (3)	0.00 (3)	0.02	0.02	0.00 (3)

(0.53)		(0.90)	(0.92)	(1.02)	(1.12)	(1.15)
0.00	(3)	—	(0.08)	(0.07)	(0.10)	(0.15)

(0.53)		(0.90)	(1.00)	(1.09)	(1.22)	(1.30)

$33.43		$33.90	$34.34	$33.53	$33.89	$33.03

0.15%		1.34%	5.47%	2.10%	6.41%	5.72%
$932,575		$752,581	$456,714	$399,041	$281,288	$191,565
0.12	%(5)	0.14%	0.15%	0.15%	0.15%	0.16%
0.12	%(5)	0.14%	0.15%	0.15%	0.15%	0.16%
2.66	%(5)	2.61%	2.72%	2.89%	3.34%	3.45%
10%		13%	13%	16%	15%	37%

387

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Long Term Corporate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$38.38		$40.46	$37.41	$39.92	$35.55	$36.57

Income (loss) from investment operations:
Net investment income (loss) (1)	0.89		1.75	1.79	1.81	1.92	2.00
Net realized and unrealized gain (loss) (2)	(0.74)		(2.21)	2.96	(2.60)	4.10	(0.22)

Total from investment operations	0.15		(0.46)	4.75	(0.79)	6.02	1.78

Net equalization credits and charges (1)	(0.06)		0.05	0.04	0.01	0.07	0.02

Other capital (1)	0.00	(3)	0.08	0.06	0.22	0.20	0.02

Distributions to shareholders from:
Net investment income	(1.04)		(1.75)	(1.80)	(1.82)	(1.92)	(2.01)
Net realized gains	—		—	—	(0.13)	—	(0.83)

Total distributions	(1.04)		(1.75)	(1.80)	(1.95)	(1.92)	(2.84)

Net asset value, end of period	$37.43		$38.38	$40.46	$37.41	$39.92	$35.55

Total return (4)	0.22%		(0.96)%	13.44%	(1.74)%	18.04%	5.20%
Net assets, end of period (in 000’s)	$157,227		$337,777	$161,829	$97,258	$87,834	$35,553
Ratio of expenses to average net assets	0.12	%(5)	0.14%	0.15%	0.15%	0.15%	0.17%
Ratio of net investment income (loss) to average net assets	4.64	%(5)	4.29%	4.69%	4.42%	4.97%	5.49%
Portfolio turnover rate (6)	6%		10%	8%	24%	21%	58%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

388

SPDR Barclays Issuer Scored Corporate Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12	For the Period 4/6/11* - 6/30/11
$31.53		$32.28	$31.22		$32.02	$30.52	$30.00

0.48		0.96	1.08		1.08	1.11	0.24
(0.60)		(0.88)	1.11		(0.81)	1.40	0.32

(0.12)		0.08	2.19		0.27	2.51	0.56

0.01		0.01	(0.00	)(3)	0.03	0.01	—

0.00	(3)	0.14	0.03		0.08	0.09	0.11

(0.56)		(0.98)	(1.08)		(1.08)	(1.11)	(0.15)
—		—	(0.08)		(0.10)	—	—

(0.56)		(0.98)	(1.16)		(1.18)	(1.11)	(0.15)

$30.86		$31.53	$32.28		$31.22	$32.02	$30.52

(0.34)%		0.67%	7.28%		1.11%	8.72%	2.23%
$27,773		$25,220	$32,285		$34,340	$22,417	$12,208
0.16	%(5)	0.16%	0.16%		0.16%	0.16%	0.16	%(5)
3.06	%(5)	2.98%	3.42%		3.34%	3.53%	3.42	%(5)
5%		8%	22%		11%	17%	6%

389

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Convertible Securities ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12		Year Ended 6/30/11
Net asset value, beginning of period	$47.44		$50.30	$42.54	$37.67	$41.55		$36.06

Income (loss) from investment operations:
Net investment income (loss) (1)	0.48		0.37	(0.00)	(0.19)	0.37		0.68
Net realized and unrealized gain (loss) (2)	(2.04)		0.22	9.20	6.39	(2.45)		6.52

Total from investment operations	(1.56)		0.59	9.20	6.20	(2.08)		7.20

Net equalization credits and charges (1)	0.09		(0.05)	0.14	0.31	(0.00	)(3)	0.04

Other capital (1)	0.00	(3)	0.01	0.01	0.00 (3)	0.01		0.00 (3)

Distributions to shareholders from:
Net investment income	(1.69)		(2.12)	(1.59)	(1.64)	(1.29)		(1.63)
Net realized gains	(1.12)		(1.29)	—	—	(0.52)		(0.12)

Total distributions	(2.81)		(3.41)	(1.59)	(1.64)	(1.81)		(1.75)

Net asset value, end of period	$43.16		$47.44	$50.30	$42.54	$37.67		$41.55

Total return (4)	(2.97)%		1.27%	22.35%	17.57%	(4.89)%		20.38%
Net assets, end of period (in 000’s)	$2,503,448		$3,045,439	$2,862,353	$1,225,259	$783,580		$926,572
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%	0.40%	0.40%		0.41%
Ratio of expenses to average net assets before waivers	0.40	%(5)	0.40%	0.40%	0.41%	0.41%		0.41%
Ratio of net investment income (loss) to average net assets	2.08	%(5)	0.75%	0.00%	(0.47)%	0.98%		1.68%
Portfolio turnover rate (6)	15%		38%	40%	34%	17%		33%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

390

SPDR Barclays Mortgage Backed Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13		Year Ended 6/30/12	Year Ended 6/30/11
$26.93		$27.41	$26.61	$27.68		$27.35	$27.36

0.42		0.79	0.53	0.11		0.41	0.48
(0.14)		(0.22)	0.69	(0.62)		0.85	0.50

0.28		0.57	1.22	(0.51)		1.26	0.98

0.01		(0.01)	0.01	(0.00	)(3)	0.00 (3)	0.02

—	(3)	0.00 (3)	0.02	0.02		0.02	0.06

(0.49)		(0.77)	(0.44)	(0.13)		(0.43)	(0.51)
—		(0.27)	(0.01)	(0.45)		(0.52)	(0.56)

(0.49)		(1.04)	(0.45)	(0.58)		(0.95)	(1.07)

$26.73		$26.93	$27.41	$26.61		$27.68	$27.35

1.08%		2.03%	4.75%	(1.80)%		4.82%	3.88%
$168,374		$150,787	$126,085	$23,951		$38,746	$35,556
0.16	%(5)	0.20%	0.20%	0.20%		0.20%	0.21%
0.20	%(5)	0.20%	0.20%	0.20%		0.20%	0.20%
3.12	%(5)	2.88%	1.96%	0.40%		1.47%	1.77%
192%		221%	379%	544%		1,489%	1,107%

391

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Aggregate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$57.49		$57.90	$56.76	$58.57	$56.40	$56.67

Income (loss) from investment operations:
Net investment income (loss) (1)	0.75		1.44	1.34	0.97	1.26	1.55
Net realized and unrealized gain (loss) (2)	(0.39)		(0.45)	1.08	(1.52)	2.68	0.58

Total from investment operations	0.36		0.99	2.42	(0.55)	3.94	2.13

Net equalization credits and charges (1)	0.01		0.02	0.01	0.00 (3)	0.04	0.01

Other capital (1)	0.00	(3)	0.01	0.02	0.01	0.05	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.88)		(1.43)	(1.31)	(0.96)	(1.35)	(1.59)
Net realized gains	—		—	—	(0.31)	(0.51)	(0.82)

Total distributions	(0.88)		(1.43)	(1.31)	(1.27)	(1.86)	(2.41)

Net asset value, end of period	$56.98		$57.49	$57.90	$56.76	$58.57	$56.40

Total return (4)	0.64%		1.77%	4.38%	(0.95)%	7.29%	3.83%
Net assets, end of period (in 000’s)	$1,082,587		$988,792	$735,309	$669,829	$597,435	$259,438
Ratio of expenses to average net assets	0.07	%(5)	0.11%	0.13%	0.13%	0.13%	0.15%
Ratio of expenses to average net assets before waivers	0.08	%(5)	0.14%	0.19%	0.19%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	2.61	%(5)	2.48%	2.35%	1.65%	2.17%	2.74%
Portfolio turn over rate (6)	53%		69%	91%	165%	428%	310%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

392

SPDR Nuveen Barclays Municipal Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$23.76		$23.72	$23.02		$24.16	$22.75	$22.94

0.28		0.57	0.59		0.65	0.74	0.79
0.63		0.03	0.84		(0.87)	1.48	(0.05)

0.91		0.60	1.43		(0.22)	2.22	0.74

0.00	(3)	0.01	(0.00	)(3)	0.00 (3)	0.01	0.00 (3)

0.00	(3)	0.00 (3)	0.00	(3)	0.01	0.00 (3)	—

(0.32)		(0.57)	(0.59)		(0.65)	(0.75)	(0.79)
(0.02)		—	(0.14)		(0.28)	(0.07)	(0.14)

(0.34)		(0.57)	(0.73)		(0.93)	(0.82)	(0.93)

$24.33		$23.76	$23.72		$23.02	$24.16	$22.75

3.88%		2.56%	6.41%		(1.01)%	9.95%	3.33%
$1,583,650		$1,304,277	$1,034,219		$1,084,129	$1,135,596	$873,455
0.23	%(5)	0.23%	0.23%		0.23%	0.23%	0.22%
0.30	%(5)	0.30%	0.30%		0.30%	0.30%	0.30%
2.29	%(5)	2.37%	2.58%		2.69%	3.14%	3.46%
14%		20%	28%		18%	17%	16%

393

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays California Municipal Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$23.65		$23.47	$22.94	$24.34	$22.19	$22.53

Income (loss) from investment operations:
Net investment income (loss) (1)	0.29		0.58	0.60	0.70	0.87	0.87
Net realized and unrealized gain (loss) (2)	0.59		0.17	1.15	(0.87)	2.16	(0.19)

Total from investment operations	0.88		0.75	1.75	(0.17)	3.03	0.68

Net equalization credits and charges (1)	0.01		0.00 (3)	(0.01)	0.01	0.00 (3)	0.01

Other capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.27)		(0.57)	(0.61)	(0.70)	(0.86)	(0.86)
Net realized gains	(0.03)		—	(0.60)	(0.54)	(0.02)	(0.17)

Total distributions	(0.30)		(0.57)	(1.21)	(1.24)	(0.88)	(1.03)

Net asset value, end of period	$24.24		$23.65	$23.47	$22.94	$24.34	$22.19

Total return (4)	4.12%		3.22%	7.92%	(0.85)%	13.91%	3.23%
Net assets, end of period (in 000’s)	$106,674		$85,144	$75,111	$100,938	$85,193	$73,226
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.43	%(5)	2.43%	2.63%	2.88%	3.68%	3.92%
Portfolio turnover rate (6)	13%		13%	21%	40%	14%	29%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

394

SPDR Nuveen Barclays New York Municipal Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$23.09		$23.00	$22.75	$23.80	$22.34	$22.66

0.28		0.57	0.61	0.67	0.77	0.76
0.64		0.13	0.86	(0.87)	1.46	(0.20)

0.92		0.70	1.47	(0.20)	2.23	0.56

0.00	(3)	0.00 (3)	(0.01)	0.00 (3)	0.00 (3)	0.00 (3)

0.00	(3)	0.00 (3)	—	0.00 (3)	—	0.00 (3)

(0.32)		(0.57)	(0.61)	(0.68)	(0.77)	(0.76)
(0.16)		(0.04)	(0.60)	(0.17)	—	(0.12)

(0.48)		(0.61)	(1.21)	(0.85)	(0.77)	(0.88)

$23.53		$23.09	$23.00	$22.75	$23.80	$22.34

4.00%		3.05%	6.72%	(1.01)%	10.10%	2.55%
$28,233		$30,016	$25,303	$31,849	$28,557	$24,575
0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
2.36	%(5)	2.45%	2.69%	2.77%	3.30%	3.40%
8%		23%	32%	36%	24%	37%

395

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$24.25		$24.36	$24.03	$24.39	$24.20	$24.08

Income (loss) from investment operations:
Net investment income (loss) (1)	0.11		0.22	0.23	0.26	0.33	0.36
Net realized and unrealized gain (loss) (2)	0.06		(0.11)	0.33	(0.30)	0.23	0.19

Total from investment operations	0.17		0.11	0.56	(0.04)	0.56	0.55

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Other capital (1)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.13)		(0.22)	(0.23)	(0.27)	(0.33)	(0.36)
Net realized gains	—		0.00 (3)	—	(0.05)	(0.04)	(0.07)

Total distributions	(0.13)		(0.22)	(0.23)	(0.32)	(0.37)	(0.43)

Net asset value, end of period	$24.29		$24.25	$24.36	$24.03	$24.39	$24.20

Total return (4)	0.72%		0.46%	2.31%	(0.20)%	2.36%	2.33%
Net assets, end of period (in 000’s)	$2,730,548		$2,609,387	$2,219,335	$1,927,465	$1,539,304	$1,299,603
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	0.92	%(5)	0.91%	0.93%	1.07%	1.34%	1.49%
Portfolio turnover rate (6)	16%		23%	17%	20%	23%	25%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

396

SPDR Nuveen S&P High Yield Municipal Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	For the Period 4/13/11* - 6/30/11
$56.21		$56.28	$54.67	$56.05	$52.25	$50.00

1.34		2.62	2.72	2.81	3.12	0.64
0.89		(0.17)	1.47	(1.49)	3.70	1.96

2.23		2.45	4.19	1.32	6.82	2.60

0.02		0.03	0.05	0.07	0.10	—

0.01		0.01	0.01	0.01	0.01	—

(1.51)		(2.56)	(2.64)	(2.70)	(3.01)	(0.35)
—		—	—	(0.08)	(0.12)	—

(1.51)		(2.56)	(2.64)	(2.78)	(3.13)	(0.35)

$56.96		$56.21	$56.28	$54.67	$56.05	$52.25

4.08%		4.47%	8.16%	2.33%	13.71%	5.21%
$410,133		$382,259	$275,752	$218,686	$95,283	$47,025
0.45	%(5)	0.45%	0.45%	0.45%	0.45%	0.45	%(5)
0.50	%(5)	0.50%	0.50%	0.50%	0.50%	0.50	%(5)
4.73	%(5)	4.58%	5.08%	4.84%	5.78%	5.86	%(5)
13%		38%	21%	7%	24%	33%

397

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Build America Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$60.03		$60.85	$56.07	$60.05	$50.97	$50.73

Income (loss) from investment operations:
Net investment income (loss) (1)	1.19		2.41	2.56	2.60	2.65	2.74
Net realized and unrealized gain (loss) (2)	0.57		(0.88)	4.90	(4.07)	8.92	0.16

Total from investment operations	1.76		1.53	7.46	(1.47)	11.57	2.90

Net equalization credits and charges (1)	(0.07)		0.04	(0.12)	(0.03)	0.18	0.06

Other capital (1)	0.01		0.03	0.01	0.11	0.04	0.02

Distributions to shareholders from:
Net investment income	(1.40)		(2.42)	(2.57)	(2.59)	(2.71)	(2.73)
Net realized gains	—		—	—	—	—	(0.01)
Return of capital	—		—	—	—	—	—

Total distributions	(1.40)		(2.42)	(2.57)	(2.59)	(2.71)	(2.74)

Net asset value, end of period	$60.33		$60.03	$60.85	$56.07	$60.05	$50.97

Total return (3)	2.87%		2.57%	13.60%	(2.60)%	23.52%	6.22%
Net assets, end of period (in 000’s)	$48,265		$72,034	$42,596	$78,493	$102,078	$30,583
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.95	%(4)	3.85%	4.54%	4.24%	4.57%	5.54%
Portfolio turnover rate (5)	5%		59%	9%	46%	112%	58%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

398

SPDR DB International Government Inflation-Protected Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$54.61		$62.28	$57.56	$59.24	$61.86	$52.18

0.59		1.36	1.99	1.86	2.56	3.19
(4.02)		(8.43)	4.20	(1.44)	(3.10)	7.90

(3.43)		(7.07)	6.19	0.42	(0.54)	11.09

—		—	—	—	—	—

0.03		0.10	0.05	0.10	0.05	0.09

(0.05)		(0.43)	(1.49)	(1.62)	(2.13)	(1.50)
(0.53)		(0.27)	(0.03)	—	—	—
—		—	—	(0.58)	—	—

(0.58)		(0.70)	(1.52)	(2.20)	(2.13)	(1.50)

$50.63		$54.61	$62.28	$57.56	$59.24	$61.86

(6.21)%		(11.25)%	10.97%	0.67%	(0.69)%	21.61%
$567,113		$769,996	$959,208	$1,162,731	$1,273,764	$1,360,851
0.50	%(4)	0.50%	0.50%	0.50%	0.50%	0.52%
2.22	%(4)	2.35%	3.35%	3.00%	4.32%	5.43%
24%		36%	19%	43%	40%	23%

399

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term International Treasury Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13		Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$30.71		$36.48	$34.67		$35.80		$39.24	$33.73

Income (loss) from investment operations:
Net investment income (loss) (1)	0.07		0.19	0.30		0.40		0.54	0.51
Net realized and unrealized gain (loss) (2)	(1.00)		(5.91)	1.53		(1.53)		(2.73)	4.97

Total from investment operations	(0.93)		(5.72)	1.83		(1.13)		(2.19)	5.48

Net equalization credits and charges (1)	—		(0.01)	—		—		—	—

Other capital	0.00	(3)	0.02	0.01		0.00	(3)	0.01	0.03

Distributions to shareholders from:
Net investment income	—		(0.01)	(0.00	)(3)	(0.00	)(3)	(1.26)	—
Net realized gains	(0.02)		(0.05)	(0.03)		—		—	—

Total distributions	(0.02)		(0.06)	(0.03)		—		(1.26)	—

Net asset value, end of period	$29.76		$30.71	$36.48		$34.67		$35.80	$39.24

Total return (4)	(3.03)%		(15.67)%	5.32%		(3.14)%		(5.59)%	16.34%
Net assets, end of period (in 000’s)	$175,566		$199,591	$273,606		$211,479		$225,523	$251,107
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%		0.35%		0.35%	0.36%
Ratio of net investment income (loss) to average net assets	0.46	%(5)	0.59%	0.84%		1.11%		1.47%	1.37%
Portfolio turnover rate (6)	36%		83%	83%		71%		116%	85%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

400

SPDR Barclays International Treasury Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
$52.15		$60.67	$56.29	$59.14	$61.84	$53.78

0.39		0.91	1.20	1.29	1.39	1.42
(1.16)		(8.73)	4.09	(2.93)	(1.79)	7.09

(0.77)		(7.82)	5.29	(1.64)	(0.40)	8.51

—		(0.03)	—	—	—	—

0.01		0.01	0.01	0.01	0.03	0.04

—		(0.35)	(0.91)	(1.22)	(2.33)	(0.49)
—		(0.33)	(0.01)	—	—	—

—		(0.68)	(0.92)	(1.22)	(2.33)	(0.49)

$51.39		$52.15	$60.67	$56.29	$59.14	$61.84

(1.45)%		(13.01)%	9.52%	(2.86)%	(0.58)%	15.95%
$1,418,494		$1,449,792	$2,426,951	$1,891,366	$1,862,925	$1,583,074
0.50	%(5)	0.50%	0.50%	0.50%	0.50%	0.52%
1.50	%(5)	1.62%	2.05%	2.16%	2.32%	2.41%
13%		19%	40%	31%	38%	63%

401

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays International Corporate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13		Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$31.34		$37.68	$34.17	$32.34		$34.81	$29.97

Income (loss) from investment operations:
Net investment income (loss) (1)	0.22		0.49	0.64	0.77		0.97	0.93
Net realized and unrealized gain (loss) (2)	(0.78)		(6.50)	3.44	1.43		(2.85)	4.44

Total from investment operations	(0.56)		(6.01)	4.08	2.20		(1.88)	5.37

Net equalization credits and charges (1)	—		—	—	—		—	—

Other capital (1)	0.00	(3)	0.01	0.05	0.09		0.08	0.26

Distributions to shareholders from:
Net investment income	0.00	(3)	(0.33)	(0.60)	(0.46)		(0.67)	(0.78)
Net realized gains	—		(0.01)	(0.02)	(0.02)		—	(0.01)
Return of capital	—		—	—	—		—	—

Total distributions	—		(0.34)	(0.62)	(0.48)		(0.67)	(0.79)

Contribution from Custodian	—		—	—	0.02		—	—

Net asset value, end of period	$30.78		$31.34	$37.68	$34.17		$32.34	$34.81

Total return (5)	(1.78)%		(16.02)%	12.32%	7.18	%(4)	(5.17)%	19.01%
Net assets, end of period (in 000’s)	$150,816		$191,155	$316,502	$184,513		$71,144	$52,208
Ratio of expenses to average net assets	0.50	%(6)	0.54%	0.55%	0.55%		0.55%	0.55%
Ratio of expenses to average net assets before waivers	0.50	%(6)	0.54%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income (loss) to average net assets	1.38	%(6)	1.43%	1.77%	2.24%		2.95%	2.77%
Portfolio turnover rate (7)	5%		28%	23%	37%		42%	21%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

402

SPDR Barclays Emerging Markets Local Bond ETF								SPDR Barclays International High Yield Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	For the Period 2/23/11* - 6/30/11		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 3/12/14* - 6/30/14
$27.08		$31.25	$29.74	$30.79	$31.74	$30.00		$22.73		$25.53	$25.00

0.64		1.43	1.51	1.57	1.57	0.55		0.41		1.11	0.36
(2.91)		(5.64)	0.47	(1.13)	(2.55)	1.06		(1.72)		(3.30)	0.30

(2.27)		(4.21)	1.98	0.44	(0.98)	1.61		(1.31)		(2.19)	0.66

—		—	—	—	—	—		0.07		(0.06)	—

0.02		0.04	0.09	0.14	0.57	0.41		—		0.01	0.10

—		—	(0.56)	(1.54)	(0.54)	(0.28)		(0.25)		(0.50)	(0.23)
—		—	—	(0.01)	—	—		—		(0.06)	—
—		—	—	(0.08)	—	—		—		—	—

—		—	(0.56)	(1.63)	(0.54)	(0.28)		(0.25)		(0.56)	(0.23)

—		—	—	—	—	—		—		—	—

$24.83		$27.08	$31.25	$29.74	$30.79	$31.74		$21.24		$22.73	$25.53

(8.32)%		(13.35)%	6.77%	1.97%	(1.30)%	6.70%		(5.52)%		(8.86)%	3.07%
$67,043		$97,487	$100,014	$107,055	$197,030	$28,564		$25,483		$25,005	$43,406
0.50	%(6)	0.50%	0.50%	0.50%	0.50%	0.50	%(6)	0.40	%(6)	0.40%	0.40	%(6)
0.50	%(6)	0.50%	0.50%	0.50%	0.50%	0.50	%(6)	0.40	%(6)	0.40%	0.40	%(6)
4.99	%(6)	4.94%	5.06%	4.93%	5.13%	5.01	%(6)	5.02	%(6)	4.69%	4.76	%(6)
12%		35%	69%	75%	18%	5%		14%		50%	26%

403

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Barclays High Yield Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/12	Year Ended 6/30/11
Net asset value, beginning of period	$38.34		$41.63	$39.53	$39.16	$39.88	$37.99

Income (loss) from investment operations:
Net investment income (loss) (1)	1.11		2.26	2.38	2.59	2.85	3.25
Net realized and unrealized gain (loss) (2)	(4.43)		(3.31)	2.11	0.38	(0.53)	2.53

Total from investment operations	(3.32)		(1.05)	4.49	2.97	2.32	5.78

Net equalization credits and charges (1)	0.02		0.01	0.00 (3)	(0.01)	0.06	0.05

Other capital (1)	0.01		0.01	0.00 (3)	0.03	0.03	0.01

Distributions to shareholders from:
Net investment income	(1.30)		(2.26)	(2.39)	(2.62)	(2.87)	(3.34)
Net realized gains	—		—	0.00 (3)	—	(0.26)	(0.61)

Total distributions	(1.30)		(2.26)	(2.39)	(2.62)	(3.13)	(3.95)

Net asset value, end of period	$33.75		$38.34	$41.63	$39.53	$39.16	$39.88

Total return (4)	(8.74)%		(2.50)%	11.72%	7.70%	6.50%	15.87%
Net assets, end of period (in 000’s)	$9,619,757		$9,797,126	$9,762,390	$9,300,031	$10,780,535	$6,915,538
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.41%
Ratio of expenses to average net assets before waivers	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.41%
Ratio of net investment income (loss) to average net assets	6.11	%(5)	5.71%	5.86%	6.41%	7.38%	8.13%
Portfolio turnover rate (6)	13%		34%	30%	49%	38%	40%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

404

SPDR Barclays Short Term High Yield Bond ETF							SPDR Barclays Investment Grade Floating Rate ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 3/14/12* - 6/30/12		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13		For the Period 11/30/11* - 6/30/12
$28.82		$30.86	$30.05	$29.77	$30.00		$30.55		$30.63		$30.47		$30.33		$30.00

0.77		1.51	1.59	1.75	0.56		0.10		0.17		0.16		0.33		0.30
(3.06)		(2.04)	0.75	0.23	(0.60)		(0.13)		(0.08)		0.14		0.13		0.28

(2.29)		(0.53)	2.34	1.98	(0.04)		(0.03)		0.09		0.30		0.46		0.58

(0.02)		0.00 (3)	0.07	0.14	0.09		0.00	(3)	0.00	(3)	0.01		0.02		0.01

0.00	(3)	0.00 (3)	0.00 (3)	0.04	0.08		0.00	(3)	0.00	(3)	0.01		0.05		—

(0.89)		(1.51)	(1.58)	(1.88)	(0.36)		(0.12)		(0.17)		(0.16)		(0.39)		(0.26)
—		—	(0.02)	—	—		—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	—

(0.89)		(1.51)	(1.60)	(1.88)	(0.36)		(0.12)		(0.17)		(0.16)		(0.39)		(0.26)

$25.62		$28.82	$30.86	$30.05	$29.77		$30.40		$30.55		$30.63		$30.47		$30.33

(8.13)%		(1.72)%	8.21%	7.40%	0.44%		(0.10)%		0.29%		1.06%		1.77%		1.95%
$2,833,953		$4,237,219	$4,341,352	$1,349,305	$133,966		$389,084		$387,936		$385,915		$42,655		$9,098
0.40	%(5)	0.40%	0.40%	0.40%	0.40	%(5)	0.15	%(5)	0.15%		0.15%		0.15%		0.15	%(5)
0.40	%(5)	0.40%	0.40%	0.40%	0.40	%(5)	0.15	%(5)	0.15%		0.15%		0.15%		0.15	%(5)
5.57	%(5)	5.13%	5.17%	5.75%	6.40	%(5)	0.66	%(5)	0.56%		0.51%		1.08%		1.68	%(5)
13%		39%	44%	54%	16%		11%		21%		12%		11%		5%

405

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 6/18/12* - 6/30/12
Net asset value, beginning of period	$29.15		$30.54	$29.41	$30.08	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.67		1.30	1.32	1.30	0.06
Net realized and unrealized gain (loss) (2)	(2.11)		(1.44)	1.39	(0.75)	(0.20)

Total from investment operations	(1.44)		(0.14)	2.71	0.55	(0.14)

Net equalization credits and charges (1)	(0.02)		0.00 (3)	0.01	—	—

Other capital (1)	0.00	(3)	0.02	0.06	—	0.22

Distributions to shareholders from:
Net investment income	(0.79)		(1.27)	(1.33)	(1.22)	—
Net realized gains	—		—	(0.32)	—	—

Total distributions	(0.79)		(1.27)	(1.65)	(1.22)	—

Net asset value, end of period	$26.90		$29.15	$30.54	$29.41	$30.08

Total return (4)	(5.06)%		(0.35)%	9.81%	1.63%	0.27%
Net assets, end of period (in 000’s)	$13,452		$20,405	$21,377	$14,703	$15,041
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50%	0.50	%(5)
Ratio of expenses to average net assets before waivers	0.50	%(5)	0.50%	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	4.76	%(5)	4.39%	4.45%	4.15%	3.38	%(5)
Portfolio turnover rate (6)	1%		11%	18%	30%	6%

*	Inception date.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

406

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 6/18/12* - 6/30/12
$25.68		$26.58	$25.30	$25.24	$25.00

0.53		1.02	1.03	1.05	0.05
(1.12)		(0.97)	1.35	(0.16)	0.19

(0.59)		0.05	2.38	0.89	0.24

(0.01)		(0.02)	—	0.06	—

0.00	(3)	0.07	0.02	0.11	—

(0.63)		(0.98)	(1.03)	(1.00)	—
—		(0.02)	(0.09)	—	—

(0.63)		(1.00)	(1.12)	(1.00)	—

$24.45		$25.68	$26.58	$25.30	$25.24

(2.37)%		0.42%	9.76%	4.11%	0.95%
$31,791		$43,664	$29,235	$22,770	$10,095
0.30	%(5)	0.30%	0.30%	0.30%	0.30	%(5)
0.40	%(5)	0.40%	0.40%	0.40%	0.40	%(5)
4.15	%(5)	3.88%	4.00%	4.01%	3.64	%(5)
12%		16%	18%	20%	1%

407

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2015, the Trust offered seventy-six (76) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following thirty-one (31) Funds:

SPDR Barclays 1-3 Month T-Bill ETF

SPDR Barclays TIPS ETF

SPDR Barclays 0-5 Year TIPS ETF

SPDR Barclays 1-10 Year TIPS ETF

SPDR Barclays Short Term Treasury ETF

SPDR Barclays Intermediate Term Treasury ETF

SPDR Barclays Long Term Treasury ETF

SPDR Barclays Short Term Corporate Bond ETF

SPDR Barclays Intermediate Term Corporate Bond ETF

SPDR Barclays Long Term Corporate Bond ETF

SPDR Barclays Issuer Scored Corporate Bond ETF

SPDR Barclays Convertible Securities ETF

SPDR Barclays Mortgage Backed Bond ETF

SPDR Barclays Aggregate Bond ETF

SPDR Nuveen Barclays Municipal Bond ETF

SPDR Nuveen Barclays California Municipal Bond ETF

SPDR Nuveen Barclays New York Municipal Bond ETF

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Nuveen Barclays Build America Bond ETF

SPDR DB International Government Inflation-Protected Bond ETF

SPDR Barclays Short Term International Treasury Bond ETF

SPDR Barclays International Treasury Bond ETF

SPDR Barclays International Corporate Bond ETF

SPDR Barclays Emerging Markets Local Bond ETF

SPDR Barclays International High Yield Bond ETF

SPDR Barclays High Yield Bond ETF

SPDR Barclays Short Term High Yield Bond ETF

SPDR Barclays Investment Grade Floating Rate ETF

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments

408

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with the funds’ procedures to stabilize net asset value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

409

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2015.

For each Fund’s investments according to fair value hierarchy and disclosures on transfers during the period ended December 31,2015 see Schedule of Investments.

Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
SPDR Barclays 1-3 Month T-Bill ETF	$2,343,549	$2,487,653,701	$—		$2,489,997,250
SPDR Barclays TIPS ETF	833,854	621,465,993	—		622,299,847
SPDR Barclays 0-5 Year TIPS ETF	6,560	3,841,329	—		3,847,889
SPDR Barclays 1-10 Year TIPS ETF	1,664,810	18,906,488	—		20,571,298
SPDR Barclays Short Term Treasury ETF	2,813,496	65,655,834	—		68,469,330
SPDR Barclays Intermediate Term Treasury ETF	15,901,744	648,796,790	—		664,698,534
SPDR Barclays Long Term Treasury ETF	3,814,120	318,905,312	—		322,719,432
SPDR Barclays Short Term Corporate Bond ETF	87,597,817	4,480,475,563	—		4,568,073,380
SPDR Barclays Intermediate Term Corporate Bond ETF	25,026,437	923,672,909	—		948,699,346
SPDR Barclays Long Term Corporate Bond ETF	1,213,377	155,032,196	—		156,245,573
SPDR Barclays Issuer Scored Corporate Bond ETF	2,307,347	27,231,152	—		29,538,499
SPDR Barclays Convertible Securities ETF	1,088,812,008	1,640,379,732	—		2,729,191,740
SPDR Barclays Mortgage Backed Bond ETF	37,623,722	167,010,519	—		204,634,241
SPDR Barclays Aggregate Bond ETF	90,174,819	1,073,336,622	—		1,163,511,441
SPDR Nuveen Barclays Municipal Bond ETF	1,354,796	1,569,529,556	—		1,570,884,352
SPDR Nuveen Barclays California Municipal Bond ETF	2,728,684	104,879,731	—		107,608,415
SPDR Nuveen Barclays New York Municipal Bond ETF	353,614	27,876,775	—		28,230,389
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	2,704,555,228	—		2,704,555,228
SPDR Nuveen S&P High Yield Municipal Bond ETF	27,916,082	380,950,324	—	*	408,866,406
SPDR Nuveen Barclays Build America Bond ETF	4,785	47,793,026	—		47,797,811
SPDR DB International Government Inflation-Protected Bond ETF	180,656	564,182,171	—		564,362,827
SPDR Barclays Short Term International Treasury Bond ETF	1,452,149	172,374,403	—		173,826,552
SPDR Barclays International Treasury Bond ETF	10,241,086	1,398,400,051	—		1,408,641,137
SPDR Barclays International Corporate Bond ETF	14,052	147,212,039	—		147,226,091
SPDR Barclays Emerging Markets Local Bond ETF	281,390	65,575,376	—		65,856,766
SPDR Barclays International High Yield Bond ETF	170,238	24,653,564	—		24,823,802
SPDR Barclays High Yield Bond ETF	694,190,907	9,355,419,795	—		10,049,610,702
SPDR Barclays Short Term High Yield Bond ETF	250,637,273	2,746,020,931	—		2,996,658,204
SPDR Barclays Investment Grade Floating Rate ETF	11,085,027	381,475,554	—		392,560,581
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	985,379	13,217,913	—		14,203,292
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	794,549	31,206,499	—		32,001,048

*	Fund held Level 3 securities that were valued at $0 at December 31, 2015.

410

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Fund — Other Financial Instruments*	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SPDR Barclays Short Term International Treasury Bond ETF	$—	$(23,290)	$—	$(23,290)
SPDR Barclays International Treasury Bond ETF	—	1,731	—	1,731
SPDR Barclays International Corporate Bond ETF	—	(3,566)	—	(3,566)
SPDR Barclays Emerging Markets Local Bond ETF	—	(2,020)	—	(2,020)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are recorded at fair value.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF and SPDR Barclays 1-10 Year TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest exclusively in inflation indexed instruments. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

411

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

The following Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuations: SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2015, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	$—	$1,731	$—	$—	$—	$—	$1,731
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	9,012	—	—	—	—	9,012
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	2,948	—	—	—	—	2,948

(a)	Unrealized appreciation on forward foreign currency contracts.

		Liability Derivatives
		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$23,290	$—	$—	$—	$—	$23,290
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	12,578	—	—	—	—	12,578
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	4,968	—	—	—	—	4,968

(a)	Unrealized depreciation on forward foreign currency contracts.

412

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

		Net Realized Gain (Loss)
		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$(112,576)	$—	$—	$—	$—	$(112,576)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(2,059)	—	—	—	—	(2,059)

(a)	Net realized gain (loss) on forward foreign currency contracts.

		Net Change In Unrealized Appreciation (Depreciation)
		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$11,964	$—	$—	$—	$—	$11,964
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	11,079	—	—	—	—	11,079
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	6,923	—	—	—	—	6,923
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	3,270	—	—	—	—	3,270

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A	$(23,290)	$—	$—	$(23,290)

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$1,731	$—	$—	$1,731

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC Wholesale	$4,598	$(4,598)	$—	$—
Citibank, N.A	4,414	(4,414)	—	—

	$9,012	$(9,012)	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

413

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC Wholesale	$(6,151)	$4,598	$—	$(1,553)
Citibank, N.A.	(6,427)	4,414	—	(2,013)

	$(12,578)	$9,012	$—	$(3,566)

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Citibank, N.A.	$2,948	$(2,948)	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Citibank, N.A.	$(3,363)	$2,948	$—	$(415)
Deutsche Bank AG	(1,605)	—	—	(1,605)

	$(4,968)	$2,948	$—	$(2,020)

(a)	The actual collateral received and/or pledged may be more than the amount shown.

Amounts presented on the Schedule of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before a Fund is able to repurchase them. There can be no assurance that a Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. A Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

414

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the tax positions for the open tax years as of June 30, 2015 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax provisions that require recognition of tax liability.

For the period ended December 31, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss) Reclassified to Paid in Capital
SPDR Barclays 1-3 Month T-Bill ETF	$(66,968)
SPDR Barclays TIPS ETF	1,536,030
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	(3,071)
SPDR Barclays Short Term Treasury ETF	38,343
SPDR Barclays Intermediate Term Treasury ETF	179,493

415

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Net Gain (Loss) Reclassified to Paid in Capital
SPDR Barclays Long Term Treasury ETF	$(1,397,460)
SPDR Barclays Short Term Corporate Bond ETF	(454,696)
SPDR Barclays Intermediate Term Corporate Bond ETF	196,485
SPDR Barclays Long Term Corporate Bond ETF	(11,547,918)
SPDR Barclays Issuer Scored Corporate Bond ETF	(227,295)
SPDR Barclays Convertible Securities ETF	47,822,817
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	526,481
SPDR Nuveen Barclays Municipal Bond ETF	881,492
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	47,978
SPDR Nuveen Barclays Short Term Municipal Bond ETF	440,046
SPDR Nuveen S&P High Yield Municipal Bond ETF	553,321
SPDR Nuveen Barclays Build America Bond ETF	(875,817)
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	(266,959)
SPDR Barclays International Treasury Bond ETF	(9,571,640)
SPDR Barclays International Corporate Bond ETF	(4,270,343)
SPDR Barclays Emerging Markets Local Bond ETF	(1,592,282)
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	(279,620,422)
SPDR Barclays Short Term High Yield Bond ETF	(102,211,526)
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	(415,463)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	(365,542)

At June 30, 2015, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2016	2017	2018	2019	2020	Non-Expiring — Short Term	Non-Expiring — Long Term
SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	18,724	209,542	—	—	3,414,695	2,890,250
SPDR Barclays 0-5 Year TIPS ETF	—	—	—	—	—	15,218	13,852
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	61,703	20,247
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Treasury ETF	—	—	17,485	94,558	—	1,976,040	2,143,909
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	1,609,663	41,286
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	192,763	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—

416

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	2016	2017	2018	2019	2020	Non-Expiring — Short Term	Non-Expiring — Long Term
SPDR Barclays Aggregate Bond ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	3,296,869	915,594
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	2,012	—	802,324	111,810
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	1,126,609	805,338
SPDR Barclays International High Yield Bond ETF	—	—	—	—	—	89,084	175,255
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	43,491,664	85,515,476
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	52,907,924	44,250,233
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	35,884	11,393
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	828	106,446
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
SPDR Barclays 1-3 Month T-Bill ETF	$—	$(826,754)
SPDR Barclays TIPS ETF	—	(1,144,059)
SPDR Barclays 0-5 Year TIPS ETF	—	(40,215)
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	(500)	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	(1,491,532)	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	(259,370)
SPDR Barclays Aggregate Bond ETF	—	—

417

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
SPDR Nuveen Barclays Municipal Bond ETF	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	(8,685)	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	(16,895)	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	(13,181,168)
SPDR Barclays Short Term International Treasury Bond ETF	—	(21,103,216)
SPDR Barclays International Treasury Bond ETF	—	(34,690,994)
SPDR Barclays International Corporate Bond ETF	—	(7,634,831)
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays International High Yield Bond ETF	—	(145,641)
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	(34,781)	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend dates. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

3.	Fees and Compensation Paid to Affiliates and other Related Party Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1500
SPDR Barclays 0-5 Year TIPS ETF	0.1500
SPDR Barclays 1-10 Year TIPS ETF	0.1500
SPDR Barclays Short Term Treasury ETF	0.1000
SPDR Barclays Intermediate Term Treasury ETF	0.1000
SPDR Barclays Long Term Treasury ETF	0.1000
SPDR Barclays Short Term Corporate Bond ETF	0.1200
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1200
SPDR Barclays Long Term Corporate Bond ETF	0.1200
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000	**

418

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

	Annual Rate
SPDR Barclays Aggregate Bond ETF	0.0800%
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Barclays International Treasury Bond ETF	0.5000
SPDR Barclays International Corporate Bond ETF	0.5000
SPDR Barclays Emerging Markets Local Bond ETF	0.4000
SPDR Barclays International High Yield Bond ETF	0.5000
SPDR Barclays High Yield Bond ETF	0.4000
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	*

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.23%, 0.45% and 0.30% until October 31, 2016 for the SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF, respectively.
**	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to the acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any).

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser.

Securities Lending Agent Fees

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 9 for additional information regarding securities lending.

419

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending Agent Fees
SPDR Barclays 1-3 Month T-Bill ETF	$29,557
SPDR Barclays TIPS ETF	298
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	64
SPDR Barclays Short Term Treasury ETF	156
SPDR Barclays Intermediate Term Treasury ETF	847
SPDR Barclays Long Term Treasury ETF	316
SPDR Barclays Short Term Corporate Bond ETF	7,297
SPDR Barclays Intermediate Term Corporate Bond ETF	7,025
SPDR Barclays Long Term Corporate Bond ETF	384
SPDR Barclays Issuer Scored Corporate Bond ETF	316
SPDR Barclays Convertible Securities ETF	96,885
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	2,547
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	3
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	122
SPDR Barclays International Corporate Bond ETF	4
SPDR Barclays Emerging Markets Local Bond ETF	4
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	378,620
SPDR Barclays Short Term High Yield Bond ETF	173,802
SPDR Barclays Investment Grade Floating Rate ETF	836
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	471
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	529

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2016 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid authorized participants in certain creation and redemption activity for which the Distributor receives commissions from authorized participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of authorized participants.

420

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds (together the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $200,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trusts also reimburse each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”) and State Street Institutional U.S. Government Money Market Fund — Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. During the six months ended December 31, 2015, certain Funds invested in the State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”) which liquidated on December 15, 2015. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (“Master Portfolios”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund, U.S. Government Money Market Fund and/or Prime Portfolio at December 31, 2015 and for the period then ended are:

Liquid Reserves Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Barclays 1-3 Month T-Bill ETF	$883,103	$14,143,426	14,143,426	$12,682,980	12,682,980	$2,343,549	$1,346	$—
SPDR Barclays TIPS ETF	110,967	11,394,317	11,394,317	10,671,430	10,671,430	833,854	278	—
SPDR Barclays 0-5 Year TIPS ETF	8,583	57,033	57,033	59,056	59,056	6,560	6	—
SPDR Barclays 1-10 Year TIPS ETF	10,337	157,484	157,484	161,485	161,485	6,336	11	—
SPDR Barclays Short Term Treasury ETF	1,534,421	17,053,498	17,053,498	16,168,414	16,168,414	2,419,505	180	—
SPDR Barclays Intermediate Term Treasury ETF	5,654,791	49,463,642	49,463,642	43,339,742	43,339,742	11,778,691	778	—
SPDR Barclays Long Term Treasury ETF	1,763	22,991,273	22,991,273	22,159,186	22,159,186	833,850	447	—
SPDR Barclays Short Term Corporate Bond ETF	31,983,301	244,302,500	244,302,500	276,285,801	276,285,801	—	4,881	—
SPDR Barclays Intermediate Term Corporate Bond ETF	439,892	61,147,243	61,147,243	58,251,881	58,251,881	3,335,254	1,380	—
SPDR Barclays Long Term Corporate Bond ETF	324,168	11,902,991	11,902,991	11,619,212	11,619,212	607,947	326	—
SPDR Barclays Issuer Scored Corporate Bond ETF	713,631	1,306,457	1,306,457	1,681,636	1,681,636	338,452	396	—
SPDR Barclays Convertible Securities ETF	2,751,481	158,512,795	158,512,795	117,413,969	117,413,969	43,850,307	4,930	—
SPDR Barclays Mortgage Backed Bond ETF	37,007,094	31,530,304	31,530,304	30,913,676	30,913,676	37,623,722	26,886	—
SPDR Barclays Aggregate Bond ETF	75,195,295	144,601,827	144,601,827	138,261,777	138,261,777	81,535,345	37,644	—
SPDR Nuveen Barclays Build America Bond ETF	856,973	14,755,772	14,755,772	15,607,960	15,607,960	4,785	344	—
SPDR DB International Government Inflation-Protected Bond ETF	805,356	24,744,198	24,744,198	25,368,898	25,368,898	180,656	296	—
SPDR Barclays Short Term International Treasury Bond ETF	2,234,629	5,438,048	5,438,048	6,220,528	6,220,528	1,452,149	1,121	—
SPDR Barclays International Treasury Bond ETF	7,890,969	40,752,076	40,752,076	38,401,959	38,401,959	10,241,086	5,238	—
SPDR Barclays International Corporate Bond ETF	93,042	167,419	167,419	246,409	246,409	14,052	47	—

421

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Liquid Reserves Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Barclays Emerging Markets Local Bond ETF	$214,181	$5,717,539	5,717,539	$5,726,030	5,726,030	$205,690	$222	$—
SPDR Barclays International High Yield Bond ETF	36,372	451,563	451,563	487,935	487,935	—	36	—
SPDR Barclays High Yield Bond ETF	82,834,864	1,209,327,948	1,209,327,948	1,111,489,494	1,111,489,494	180,673,318	71,172	—
SPDR Barclays Short Term High Yield Bond ETF	71,175,770	497,147,092	497,147,092	511,904,232	511,904,232	56,418,630	29,950	—
SPDR Barclays Investment Grade Floating Rate ETF	305,843	39,297,978	39,297,978	32,127,747	32,127,747	7,476,074	3,788	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	57,996	327,283	327,283	385,279	385,279	—	25	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	147,386	3,422,098	3,422,098	3,284,613	3,284,613	284,871	157	—

Tax Free Money Market Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Nuveen Barclays Municipal Bond ETF	$18,818,234	$133,163,578	133,163,578	$151,981,812	151,981,812	$—	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	820,391	23,653,812	23,653,812	24,474,203	24,474,203	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	12,092	1,650,081	1,650,081	1,662,173	1,662,173	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	943,811	220,102,405	220,102,405	221,046,216	221,046,216	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,248,760	57,774,295	57,774,295	59,023,055	59,023,055	—	—	—

U.S. Government Money Market Fund	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Barclays Short Term Corporate Bond ETF	$—	$350,382,339	350,382,339	$306,347,230	306,347,230	$44,035,109	$1,673	$—
SPDR Barclays International High Yield Bond ETF	—	965,898	965,898	795,660	795,660	170,238	7	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	539,632	539,632	443,638	443,638	95,994	5	—

Prime Portfolio	Value at 6/30/15	Purchased		Sold		Value at 12/31/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
SPDR Barclays 1-3 Month T-Bill ETF	$19,380,000	$5,372,253,520	5,372,253,520	$5,391,633,520	5,391,633,520	$—	$167,489	$—
SPDR Barclays TIPS ETF	—	31,212,364	31,212,364	31,212,364	31,212,364	—	1,688	—
SPDR Barclays 1-10 Year TIPS ETF	—	22,706,602	22,706,602	21,048,128	21,048,128	1,658,474	360	—
SPDR Barclays Short Term Treasury ETF	1,641,871	11,005,913	11,005,913	12,253,793	12,253,793	393,991	884	—
SPDR Barclays Intermediate Term Treasury ETF	8,412,239	83,854,968	83,854,968	88,144,154	88,144,154	4,123,053	4,796	—
SPDR Barclays Long Term Treasury ETF	12,598,498	62,339,786	62,339,786	71,958,014	71,958,014	2,980,270	1,792	—
SPDR Barclays Short Term Corporate Bond ETF	36,038,010	135,506,776	135,506,776	127,982,078	127,982,078	43,562,708	41,333	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,258,758	33,621,023	33,621,023	25,188,598	25,188,598	21,691,183	39,780	—
SPDR Barclays Long Term Corporate Bond ETF	1,763,785	3,235,655	3,235,655	4,394,010	4,394,010	605,430	2,165	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,478,260	3,730,820	3,730,820	3,240,185	3,240,185	1,968,895	1,819	—
SPDR Barclays Convertible Securities ETF	241,717,685	532,582,577	532,582,577	591,142,290	591,142,290	183,157,972	548,979	—
SPDR Barclays Aggregate Bond ETF	15,822,708	60,982,170	60,982,170	68,165,404	68,165,404	8,639,474	14,420	—
SPDR Barclays International Treasury Bond ETF	2,128,374	1,321,240	1,321,240	3,449,614	3,449,614	—	693	—
SPDR Barclays Emerging Markets Local Bond ETF	—	119,400	119,400	43,700	43,700	75,700	24	—
SPDR Barclays High Yield Bond ETF	474,507,940	1,046,978,091	1,046,978,091	1,007,968,442	1,007,968,442	513,517,589	2,145,336	—
SPDR Barclays Short Term High Yield Bond ETF	236,207,300	336,730,641	336,730,641	378,719,298	378,719,298	194,218,643	984,777	—
SPDR Barclays Investment Grade Floating Rate ETF	4,069,225	15,521,653	15,521,653	15,981,925	15,981,925	3,608,953	4,734	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,485,710	3,695,620	3,695,620	4,291,945	4,291,945	889,385	2,663	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	2,907,458	3,269,480	3,269,480	5,667,260	5,667,260	509,678	3,014	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF and SPDR Barclays Short Term High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 500,000 shares and SPDR Barclays Short Term High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 300,000 shares. Such transactions

422

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $50 to $6,000 per Creation Unit for each Fund, regardless of the number of Creation Unit that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. Variable Fees received by a Fund, if any, are included in Other Capital on the Statements of Changes in Net Assets.

5.	Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Barclays 1-3 Month T-Bill ETF	$2,489,918,217	$90,731	$11,698	$79,033
SPDR Barclays TIPS ETF	637,120,880	1,330,663	16,151,696	(14,821,033)
SPDR Barclays 0-5 Year TIPS ETF	3,899,003	10,070	61,184	(51,114)
SPDR Barclays 1-10 Year TIPS ETF	21,073,526	—	502,228	(502,228)
SPDR Barclays Short Term Treasury ETF	68,861,884	—	392,554	(392,554)
SPDR Barclays Intermediate Term Treasury ETF	666,838,409	320,199	2,460,074	(2,139,875)
SPDR Barclays Long Term Treasury ETF	336,889,042	—	14,169,610	(14,169,610)
SPDR Barclays Short Term Corporate Bond ETF	4,606,926,296	196,345	39,049,261	(38,852,916)
SPDR Barclays Intermediate Term Corporate Bond ETF	960,565,421	3,960,327	15,826,402	(11,866,075)
SPDR Barclays Long Term Corporate Bond ETF	169,208,914	628,882	13,592,223	(12,963,341)
SPDR Barclays Issuer Scored Corporate Bond ETF	30,417,451	107,872	986,824	(878,952)
SPDR Barclays Convertible Securities ETF	2,738,761,660	188,573,018	198,142,938	(9,569,920)
SPDR Barclays Mortgage Backed Bond ETF	204,514,451	798,217	678,427	119,790
SPDR Barclays Aggregate Bond ETF	1,167,504,994	9,869,036	13,862,589	(3,993,553)
SPDR Nuveen Barclays Municipal Bond ETF	1,521,739,828	50,151,970	1,007,445	49,144,525
SPDR Nuveen Barclays California Municipal Bond ETF	103,523,385	4,114,501	29,471	4,085,030
SPDR Nuveen Barclays New York Municipal Bond ETF	27,258,402	1,001,604	29,617	971,987
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,698,274,121	8,233,611	1,952,504	6,281,107
SPDR Nuveen S&P High Yield Municipal Bond ETF	399,680,446	17,888,655	8,702,695	9,185,960
SPDR Nuveen Barclays Build America Bond ETF	49,891,133	139,018	2,232,340	(2,093,322)
SPDR DB International Government Inflation-Protected Bond ETF	608,539,996	20,865,919	65,043,088	(44,177,169)
SPDR Barclays Short Term International Treasury Bond ETF	185,967,967	328,204	12,469,619	(12,141,415)
SPDR Barclays International Treasury Bond ETF	1,569,958,688	11,408,350	172,725,901	(161,317,551)
SPDR Barclays International Corporate Bond ETF	169,275,795	121,647	22,171,352	(22,049,705)
SPDR Barclays Emerging Markets Local Bond ETF	82,244,998	381,205	16,769,437	(16,388,232)
SPDR Barclays International High Yield Bond ETF	28,483,443	91,493	3,751,134	(3,659,641)
SPDR Barclays High Yield Bond ETF	11,273,661,262	4,061,018	1,228,111,578	(1,224,050,560)
SPDR Barclays Short Term High Yield Bond ETF	3,378,107,749	1,377,314	382,826,859	(381,449,545)
SPDR Barclays Investment Grade Floating Rate ETF	393,444,304	206,267	1,089,990	(883,723)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	15,928,896	82,540	1,808,144	(1,725,604)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	33,753,142	225,206	1,977,300	(1,752,094)

423

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

6.	Investment Transactions

For the six months ended December 31, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

	Contributions	Redemptions	Realized Gain/(Loss)
SPDR Barclays 1-3 Month T-Bill ETF	$2,784,042,456	$1,692,740,125	$(66,968)
SPDR Barclays TIPS ETF	33,193,626	49,613,170	1,536,030
SPDR Barclays 0-5 Year TIPS ETF	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,926,552	1,921,381	(3,071)
SPDR Barclays Short Term Treasury ETF	35,804,548	23,985,787	38,343
SPDR Barclays Intermediate Term Treasury ETF	369,630,175	12,009,256	179,493
SPDR Barclays Long Term Treasury ETF	252,474,026	96,602,466	(1,397,460)
SPDR Barclays Short Term Corporate Bond ETF	777,775,480	221,705,647	(454,696)
SPDR Barclays Intermediate Term Corporate Bond ETF	211,998,834	30,242,640	196,485
SPDR Barclays Long Term Corporate Bond ETF	13,955,817	188,248,908	(11,547,918)
SPDR Barclays Issuer Scored Corporate Bond ETF	9,123,068	6,239,575	(227,295)
SPDR Barclays Convertible Securities ETF	290,493,729	567,509,120	47,822,817
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	100,624,679	32,363,767	526,481
SPDR Nuveen Barclays Municipal Bond ETF	238,016,228	15,091,646	881,492
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	2,344,997	47,978
SPDR Nuveen Barclays Short Term Municipal Bond ETF	131,863,845	98,080,990	440,046
SPDR Nuveen S&P High Yield Municipal Bond ETF	32,920,091	78,060,602	553,321
SPDR Nuveen Barclays Build America Bond ETF	—	36,017,810	(875,817)
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	6,341,635	(266,959)
SPDR Barclays International Treasury Bond ETF	136,343,999	135,503,376	(9,571,640)
SPDR Barclays International Corporate Bond ETF	3,016,204	38,941,367	(4,270,343)
SPDR Barclays Emerging Markets Local Bond ETF	—	11,135,904	(1,592,282)
SPDR Barclays International High Yield Bond ETF	2,107,271	—	—
SPDR Barclays High Yield Bond ETF	13,563,381,760	12,621,394,946	(279,620,422)
SPDR Barclays Short Term High Yield Bond ETF	1,738,196,013	2,689,785,641	(102,211,526)
SPDR Barclays Investment Grade Floating Rate ETF	3,046,296	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	5,319,452	(415,463)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	9,684,058	(365,542)

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

424

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six months ended December 31, 2015 were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Barclays 1-3 Month T-Bill ETF *	$7,507,633,285	$7,513,840,674	$—	$—
SPDR Barclays TIPS ETF	16,187,858	17,940,657	—	—
SPDR Barclays 0-5 Year TIPS ETF	656,773	802,376	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,993,451	1,935,712	—	—
SPDR Barclays Short Term Treasury ETF	13,693,412	13,339,693	—	—
SPDR Barclays Intermediate Term Treasury ETF	57,750,031	56,200,479	—	—
SPDR Barclays Long Term Treasury ETF	22,996,337	21,812,535	—	—
SPDR Barclays Short Term Corporate Bond ETF	335,150,977	289,588,984	855,014,098	795,160,451
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	105,230,949	81,613,113
SPDR Barclays Long Term Corporate Bond ETF	—	—	13,769,372	13,516,750
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	1,806,328	1,078,401
SPDR Barclays Convertible Securities ETF	—	—	418,776,806	532,037,715
SPDR Barclays Mortgage Backed Bond ETF	325,580,475	306,158,024	—	—
SPDR Barclays Aggregate Bond ETF	539,505,519	505,172,691	36,680,165	32,673,674
SPDR Nuveen Barclays Municipal Bond ETF	—	—	242,110,475	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	30,502,962	12,162,309
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	2,191,824	4,609,550
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	544,949,048	417,391,559
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	84,664,005	46,343,387
SPDR Nuveen Barclays Build America Bond ETF	4,150,354	4,155,000	13,133,857	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—	164,245,442	312,966,722
SPDR Barclays Short Term International Treasury Bond ETF	—	—	65,026,365	79,202,385
SPDR Barclays International Treasury Bond ETF	—	—	190,707,271	180,030,361
SPDR Barclays International Corporate Bond ETF	—	—	9,938,460	9,044,565
SPDR Barclays Emerging Markets Local Bond ETF	—	—	9,253,448	19,257,048
SPDR Barclays International High Yield Bond ETF	—	—	3,315,002	3,284,333
SPDR Barclays High Yield Bond ETF	—	—	1,425,554,545	1,328,547,705
SPDR Barclays Short Term High Yield Bond ETF	—	—	515,674,019	448,232,317
SPDR Barclays Investment Grade Floating Rate ETF	—	—	42,608,156	46,674,057
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	100,429	193,150
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	4,670,777	4,609,628

*	Fund includes investments in short-term securities.

For the six months ended December 31, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

425

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

7.	Concentration of Risk

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rate rise. In addition when interest rates fall income may decline. The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

9.	Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2015, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing. All of the securities

426

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

on loan are classified as Fixed Income in each Fund’s Schedule of Investments at December 31, 2015 therefore are considered overnight and continuous.

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Barclays 1-10 Year TIPS ETF	$1,629,402	$1,658,474	$—	$1,658,474
SPDR Barclays Short Term Treasury ETF	386,598	393,991	—	393,991
SPDR Barclays Intermediate Term Treasury ETF	4,047,256	4,123,053	—	4,123,053
SPDR Barclays Long Term Treasury ETF	2,931,880	2,980,270	—	2,980,270
SPDR Barclays Short Term Corporate Bond ETF	42,685,766	43,562,708	—	43,562,708
SPDR Barclays Intermediate Term Corporate Bond ETF	33,499,853	21,691,183	12,475,045	34,166,228
SPDR Barclays Long Term Corporate Bond ETF	1,829,198	605,430	1,258,670	1,864,100
SPDR Barclays Issuer Scored Corporate Bond ETF	2,352,658	1,968,895	430,610	2,399,505
SPDR Barclays Convertible Securities ETF	170,891,232	183,157,972	—	183,157,972
SPDR Barclays Aggregate Bond ETF	11,742,853	8,639,474	3,342,473	11,981,947
SPDR Barclays Emerging Markets Local Bond ETF	74,882	75,700	—	75,700
SPDR Barclays High Yield Bond ETF	857,407,728	513,517,589	358,476,258	871,993,847
SPDR Barclays Short Term High Yield Bond ETF	272,132,047	194,218,643	83,741,010	277,959,653
SPDR Barclays Investment Grade Floating Rate ETF	5,597,647	3,608,953	2,107,688	5,716,641
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	870,900	889,385	—	889,385
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	499,460	509,678	—	509,678

10.	Line of Credit

Effective October 15, 2015, the Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Funds’ prospectus. The Funds had no outstanding loans during the year ended December 31, 2015.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events through the date the financial statements are available to be issued and has been determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than the below.

The Board of Trustees of SSGA Funds has approved changing the name of SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”), as well as changing the Fund’s Index. Effective on or about February 12, 2016, all references to SPDR DB International Government Inflation-Protected Bond ETF , the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to SPDR Citi International Government Inflation-Protected Bond ETF.

427

SPDR SERIES TRUST

OTHER INFORMATION

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2015 and held for the six months ended December 31, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15*
SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.50	$0.70
SPDR Barclays TIPS ETF	0.15	1,000	981.00	0.75
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	989.20	0.75
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	983.70	0.75
SPDR Barclays Short Term Treasury ETF	0.10	1,000	999.80	0.50
SPDR Barclays Intermediate Term Treasury ETF	0.10	1,000	1,003.10	0.50
SPDR Barclays Long Term Treasury ETF	0.10	1,000	1,035.60	0.51
SPDR Barclays Short Term Corporate Bond ETF	0.12	1,000	1,000.80	0.60
SPDR Barclays Intermediate Term Corporate Bond ETF	0.12	1,000	1,001.50	0.60
SPDR Barclays Long Term Corporate Bond ETF	0.12	1,000	1,002.20	0.60
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	996.60	0.80
SPDR Barclays Convertible Securities ETF	0.40	1,000	970.30	1.98
SPDR Barclays Mortgage Backed Bond ETF	0.11	1,000	1,010.80	0.56
SPDR Barclays Aggregate Bond ETF	0.06	1,000	1,006.40	0.30
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,038.80	1.18

428

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2015 (Unaudited)

Actual	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15*
SPDR Nuveen Barclays California Municipal Bond ETF	0.20%	$1,000	$1,041.20	$1.03
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,040.00	1.03
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,007.20	1.01
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,040.80	2.31
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,028.70	1.78
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	937.90	2.44
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	969.70	1.74
SPDR Barclays International Treasury Bond ETF	0.50	1,000	985.50	2.50
SPDR Barclays International Corporate Bond ETF	0.50	1,000	982.20	2.49
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	916.80	2.41
SPDR Barclays International High Yield Bond ETF	0.40	1,000	944.80	1.96
SPDR Barclays High Yield Bond ETF	0.40	1,000	912.60	1.92
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	918.70	1.93
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	999.00	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	949.40	2.45
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	976.30	1.49

Hypothetical	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15*
SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.40	$0.71
SPDR Barclays TIPS ETF	0.15	1,000	1,024.40	0.76
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	1,024.40	0.76
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,024.40	0.76
SPDR Barclays Short Term Treasury ETF	0.10	1,000	1,024.60	0.51
SPDR Barclays Intermediate Term Treasury ETF	0.10	1,000	1,024.60	0.51
SPDR Barclays Long Term Treasury ETF	0.10	1,000	1,024.60	0.51
SPDR Barclays Short Term Corporate Bond ETF	0.12	1,000	1,024.50	0.61
SPDR Barclays Intermediate Term Corporate Bond ETF	0.12	1,000	1,024.50	0.61
SPDR Barclays Long Term Corporate Bond ETF	0.12	1,000	1,024.50	0.61
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.30	0.81
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,023.10	2.03
SPDR Barclays Mortgage Backed Bond ETF	0.11	1,000	1,024.60	0.56
SPDR Barclays Aggregate Bond ETF	0.06	1,000	1,024.80	0.31
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,024.00	1.17

429

SPDR SERIES TRUST

OTHER INFORMATION (continued)

December 31, 2015 (Unaudited)

Hypothetical	Annualized Expense Ratio	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 to 12/31/15*
SPDR Nuveen Barclays California Municipal Bond ETF	0.20%	$1,000	$1,024.10	$1.02
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,024.10	1.02
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,024.10	1.02
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.90	2.29
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.40	1.78
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.60	2.54
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.40	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.60	2.54
SPDR Barclays International Corporate Bond ETF	0.50	1,000	1,022.60	2.54
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.60	2.54
SPDR Barclays International High Yield Bond ETF	0.40	1,000	1,023.10	2.03
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,023.10	2.03
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,023.10	2.03
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.40	0.76
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.60	2.54
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.60	1.53

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

430

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR Russell 1000 Yield Focus ETF (ONEY)

SPDR Russell 1000 Momentum Focus ETF (ONEO)

SPDR Russell 1000 Low Volatility Focus ETF (ONEV)

SPDR S&P 500 Buyback ETF (SPYB)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR S&P 500 High Dividend ETF (SPYD)

SPDR S&P 500 Fossil Fuel Free ETF (SPYX)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR MSCI USA Quality Mix ETF (QUS)

SPDR FactSet Innovative Technology ETF (XITK)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (BNDS)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR Citi International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap (SMEZ)

SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)

SPDR S&P International Dividend Currency Hedged ETF (HDWX)

SPDR MSCI International Real Estate Currency Hedged ETF (HREX)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR MSCI China A Shares IMI ETF (XINA)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P North American Natural Resources ETF (NANR)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Mexico Quality Mix ETF (QMEX)

SPDR MSCI South Korea Quality Mix ETF (QKOR)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI Taiwan Quality Mix ETF (QTWN)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Financial Services Select Sector SPDR Fund (XLFS)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Real Estate Select Sector SPDR Fund (XLRE)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)

SPDR SSGA Income Allocation ETF (INKM)

SPDR SSGA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSGA Ultra Short Term Bond ETF (ULST)

SPDR DoubleLine Total Return Tactical ETF (TOTL)

State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)

State Street Disciplined Global Equity Portfolio (SSHAX)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Ann Carpenter, Vice President and Assistant Treasurer

Michael P. Riley, Vice President

Bruce S. Rosenberg, Treasurer

Chad C. Hallett, Deputy Treasurer

Dan Foley, Assistant Treasurer

Sujata Upreti, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SPDR® Series Trust – Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

ssga.com   |   spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.

“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners & Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2016 State Street Corporation - All Rights Reserved SPDRFISAR IBG-18461

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 8, 2016